UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08495

NATIONWIDE MUTUAL FUNDS

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: October 31, 2018

Date of reporting period: November 1, 2017 through April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

Semiannual Report

April 30, 2018 (Unaudited)

Nationwide Mutual Funds

Target Destination Funds

Nationwide Destination 2010 Fund

Nationwide Destination 2015 Fund

Nationwide Destination 2020 Fund

Nationwide Destination 2025 Fund

Nationwide Destination 2030 Fund

Nationwide Destination 2035 Fund

Nationwide Destination 2040 Fund

Nationwide Destination 2045 Fund

Nationwide Destination 2050 Fund

Nationwide Destination 2055 Fund

Nationwide Destination 2060 Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Message to Investors

Dear Investor,

The financial markets experienced a choppy start in 2018 as long-term interest rates jumped and the S&P 500® Index (S&P 500) fell into its first correction in two years. Firming inflation data and rising rate hike expectations led to higher Treasury yields, which in turn helped to push stock prices lower.

From a broader perspective, the long-running economic expansion still appears unlikely to be in peril anytime soon. The labor market continues to tighten, slowly but surely putting upward pressure on wage growth and consumer confidence. Ebb and flow likely will continue in both the economy and financial markets, but the underlying path for now should continue to be to the upside.

Economic Review

During the semiannual period ended April 30, 2018, equity markets moderated, as investors became increasingly focused on risks and the potential for a peak in fundamentals. Volatility increased substantially following an unusual period of strength and calm experienced between the 2016 U.S. presidential election and late 2017. Fixed-income returns were mostly negative, as increasing inflation concerns caused investors to adjust their expectation for Federal Reserve action. U.S. equities were higher, with the S&P 500 returning 3.82% for the reporting period. International markets were strong despite increasing concern over the health of the global economy. The MSCI EAFE® Index (MSCI EAFE) returned 3.41% for the period, while the MSCI Emerging Markets® Index was stronger, returning 4.80%.

In the United States, equity markets started strong during the semiannual reporting period, then entered a volatile period that lacked direction. The first half of the period was strong on optimism concerning tax reform and the strength of corporate profits, but saw a sharp correction in February on fears of inflation, rising interest rates and the prospect for a trade war. Gross domestic product (GDP) continued to be strong, with the fourth calendar quarter of 2017 up 2.9% and the first quarter of 2018 up 2.3%. Corporate profits have benefited from strong revenues and the boost from tax reform, with earnings growth of 16% in the fourth calendar quarter of 2017 and 25% in the first quarter of 2018. Expectations are for continued strong growth, with 7% sales growth and 20% earnings growth forecast for 2018.

Long-term rates moved higher during the reporting period.

The Federal Reserve continued its steady path for a higher federal funds rate, moving to raise rates by 0.25% in both December 2017 and March 2018. Inflation is moving toward the Fed’s 2% target, economic growth remains strong, and fears of global deflation have moderated, allowing the Federal Open Market Committee (FOMC) to target two additional rate hikes in 2018. Long-term rates moved higher during the semiannual reporting period, with the 10-year U.S. Treasury yield rising from 2.37% to 2.93%, reaching the highest level in more than four years.

Entering the reporting period, the S&P 500 had an unprecedented period of strength and calm, with a record streak of positive returns from November 2016 through January 2018. That reversed quickly in February, with a precipitous drop from an all-time high to a 10% correction in just nine trading days, primarily driven by fears of inflation and rising interest rates. The remainder of the reporting period saw a gradual return to calm and a relatively tight trading pattern as investors waited on the sidelines for signs of a resumed move higher.

S&P 500 returns ranged from 5.7% in January 2018 (the best month since March 2016) to -3.7% in February 2018 (the worst month since January 2016). The best-performing sectors were consumer discretionary, energy and technology, while consumer staples, real estate and materials lagged. Growth stocks outperformed value stocks for the reporting period, while small-capitalization stocks modestly beat large-cap stocks.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks were higher for the reporting period, continuing an extended period of

1

Message to Investors (cont.)

strength. Since mid-2016, the MSCI EAFE has outperformed the S&P 500 in four of seven quarters, as optimism has grown surrounding the synchronized global growth environment. During the reporting period, the MSCI Emerging Markets Index outperformed the S&P 500, while the MSCI EAFE slightly underperformed the S&P 500. Economic data began to moderate throughout the period, particularly in Europe, as the strong euro in 2017 was a headwind for growth. Fears of growing trade tensions and rising commodity prices also acted as a headwind, causing relative weakness late in the reporting period.

The performance of fixed-income markets was mixed during the reporting period, as rising interest rates across the yield curve were largely offset by tightening credit spreads. The 10-year Treasury yield rose by 0.56% during the period, while the 2-year yield gained 0.9%; spreads narrowed between the two rates to 0.45%, the lowest spread since 2007. Credit spreads were little changed during the reporting period.

Index	Semiannual Total Returns (as of April 30, 2018)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	-0.49%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-3.48%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	-2.25%
Bloomberg Barclays Municipal Bond	-0.97%
Bloomberg Barclays U.S. Aggregate Bond	-1.87%
Bloomberg Barclays U.S. Corporate High Yield	-0.17%
MSCI EAFE®	3.41%
MSCI Emerging Markets®	4.80%
MSCI World ex USA	3.04%
Russell 1000® Growth	5.46%
Russell 1000® Value	1.94%
Russell 2000®	3.27%
S&P 500®	3.82%

Source: Morningstar

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

2

Fund Overview	Nationwide Destination 2010 Fund

Asset Allocation†

Equity Funds	42.8%
Fixed Income Funds	32.7%
Investment Contract	19.1%
Alternative Assets	5.5%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

Nationwide S&P 500 Index Fund, Class R6	23.3%
Nationwide Contract	19.0%
Nationwide Bond Index Fund, Class R6	14.1%
Nationwide International Index Fund, Class R6	11.5%
Nationwide Core Plus Bond Fund, Class R6	9.1%
Nationwide Inflation-Protected Securities Fund, Class R6	6.6%
Nationwide Amundi Strategic Income Fund, Class R6	5.5%
Nationwide Mid Cap Market Index Fund, Class R6	5.4%
iShares 20+ Year Treasury Bond ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	1.5%
iShares Core MSCI Emerging Markets ETF	1.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

3

Shareholder Expense Example	Nationwide Destination 2010 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2010 Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 4/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,004.50	3.13	0.63
	Hypothetical	(b)(c)	1,000.00	1,021.67	3.16	0.63
Class C Shares	Actual	(b)	1,000.00	1,000.70	6.35	1.28
	Hypothetical	(b)(c)	1,000.00	1,018.45	6.41	1.28
Class R Shares	Actual	(b)	1,000.00	1,003.20	4.42	0.89
	Hypothetical	(b)(c)	1,000.00	1,020.38	4.46	0.89
Class R6 Shares	Actual	(b)	1,000.00	1,005.80	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,005.80	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Destination 2010 Fund

Investment Companies 77.1%

	Shares	Value

Alternative Assets 5.5%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	103,850	$1,073,806

Total Alternative Assets (cost $1,084,942)		1,073,806

Equity Funds 41.8%
Nationwide International Index Fund, Class R6 (a)	260,282	2,228,016
Nationwide Mid Cap Market Index Fund, Class R6 (a)	59,171	1,054,424
Nationwide S&P 500 Index Fund, Class R6 (a)	282,112	4,525,072
Nationwide Small Cap Index Fund, Class R6 (a)	20,515	289,674

Total Equity Funds (cost $7,749,080)		8,097,186

Fixed Income Funds 29.8%
Nationwide Bond Index Fund, Class R6 (a)	256,811	2,737,608
Nationwide Core Plus Bond Fund, Class R6 (a)	177,254	1,761,907
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	130,753	1,272,231

Total Fixed Income Funds (cost $5,897,850)		5,771,746

Total Investment Companies (cost $14,731,872)		14,942,738

Exchange Traded Funds 3.9%
Equity Fund 1.0%
iShares Core MSCI Emerging Markets ETF	3,354	190,675

Fixed Income Fund 2.9%
iShares 20+ Year Treasury Bond ETF	4,789	570,370

Total Exchange Traded Funds (cost $774,363)		761,045

Investment Contract 19.1%

	Principal Amount

Nationwide Contract, 2.75% (a)(b)(c)(d)	$3,694,068	3,694,068

Total Investment Contract (cost $3,694,068)		3,694,068

Total Investments (cost $19,200,303) — 100.1%		19,397,851

Liabilities in excess of other assets — (0.1)%		(9,718)

NET ASSETS — 100.0%		$19,388,133

(a)	Investment in affiliate.

(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(c)	Value determined using significant unobservable inputs.

(d)	Fair valued security.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Destination 2010 Fund
Assets:
Investment securities of affiliated issuers, at value (cost $18,425,940)	$18,636,806
Investment securities of unaffiliated issuers, at value (cost $774,363)	761,045
Cash	3,441
Receivable for capital shares issued	1,738

Total Assets	19,403,030

Liabilities:
Payable for investments purchased	5,166
Payable for capital shares redeemed	13
Accrued expenses and other payables:
Investment advisory fees	2,077
Distribution fees	5,769
Administrative servicing fees	1,805
Trustee fees	37
Professional fees	30

Total Liabilities	14,897

Net Assets	$19,388,133

Represented by:
Capital	$18,864,005
Accumulated undistributed net investment income	10,440
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	316,140
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	210,866
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	(13,318)

Net Assets	$19,388,133

Net Assets:
Class A Shares	$5,829,778
Class C Shares	1,238,840
Class R Shares	8,606,152
Class R6 Shares	3,687,186
Institutional Service Class Shares	26,177

Total	$19,388,133

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	704,465
Class C Shares	150,986
Class R Shares	1,043,592
Class R6 Shares	444,794
Institutional Service Class Shares	3,160

Total	2,346,997

6

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Destination 2010 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.28
Class C Shares (b)	$8.21
Class R Shares	$8.25
Class R6 Shares	$8.29
Institutional Service Class Shares	$8.28
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$8.79

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Destination 2010 Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$197,772
Interest income from affiliated issuers	52,512
Dividend income from unaffiliated issuers	10,782
Other income	69

Total Income	261,135

EXPENSES:
Investment advisory fees	13,454
Distribution fees Class A	7,369
Distribution fees Class C	7,466
Distribution fees Class R	22,514
Administrative servicing fees Class A	7,270
Administrative servicing fees Class C	1,045
Administrative servicing fees Class R	11,257
Professional fees	147
Trustee fees	313

Total Expenses	70,835

NET INVESTMENT INCOME	190,300

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	429,824
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	334,392
Transactions in investment securities of unaffiliated issuers	(10,366)

Net realized gains	753,850

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(834,362)
Investment securities of unaffiliated issuers	(14,328)

Net change in unrealized appreciation/depreciation	(848,690)

Net realized/unrealized losses	(94,840)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$95,460

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	Nationwide Destination 2010 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$190,300	$444,779
Net realized gains	753,850	564,956
Net change in unrealized appreciation/depreciation	(848,690)	1,059,848

Change in net assets resulting from operations	95,460	2,069,583

Distributions to Shareholders From:
Net investment income:
Class A	(58,866)	(110,800)
Class C	(10,121)	(19,696)
Class R	(80,612)	(183,648)
Class R6 (a)	(57,646)	(134,664)
Institutional Service Class	(342)	(597)
Net realized gains:
Class A	(131,176)	(137,847)
Class C	(36,689)	(39,200)
Class R	(209,890)	(298,450)
Class R6 (a)	(107,821)	(170,505)
Institutional Service Class	(607)	(645)

Change in net assets from shareholder distributions	(693,770)	(1,096,052)

Change in net assets from capital transactions	(2,631,144)	(2,705,299)

Change in net assets	(3,229,454)	(1,731,768)

Net Assets:
Beginning of period	22,617,587	24,349,355

End of period	$19,388,133	$22,617,587

Accumulated undistributed net investment income at end of period	$10,440	$27,727

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,290,636	$4,350,465
Dividends reinvested	189,930	248,496
Cost of shares redeemed	(1,972,328)	(3,392,949)

Total Class A Shares	(491,762)	1,206,012

Class C Shares
Proceeds from shares issued	143,500	–
Dividends reinvested	46,810	58,896
Cost of shares redeemed	(459,851)	(12,755)

Total Class C Shares	(269,541)	46,141

Class R Shares
Proceeds from shares issued	437,932	1,399,487
Dividends reinvested	290,502	482,098
Cost of shares redeemed	(1,843,744)	(3,713,885)

Total Class R Shares	(1,115,310)	(1,832,300)

9

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2010 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$1,204,172	$4,691,147
Dividends reinvested	165,467	305,169
Cost of shares redeemed	(2,124,019)	(7,123,182)

Total Class R6 Shares	(754,380)	(2,126,866)

Institutional Service Class Shares
Proceeds from shares issued	549	913
Dividends reinvested	949	1,242
Cost of shares redeemed	(1,649)	(441)

Total Institutional Service Class Shares	(151)	1,714

Change in net assets from capital transactions	$(2,631,144)	$(2,705,299)

SHARE TRANSACTIONS:
Class A Shares
Issued	154,426	531,845
Reinvested	22,742	30,724
Redeemed	(234,840)	(412,013)

Total Class A Shares	(57,672)	150,556

Class C Shares
Issued	17,121	–
Reinvested	5,653	7,367
Redeemed	(55,812)	(1,541)

Total Class C Shares	(33,038)	5,826

Class R Shares
Issued	52,552	170,134
Reinvested	34,908	59,932
Redeemed	(217,677)	(449,615)

Total Class R Shares	(130,217)	(219,549)

Class R6 Shares (a)
Issued	141,837	568,755
Reinvested	19,788	37,747
Redeemed	(252,055)	(866,064)

Total Class R6 Shares	(90,430)	(259,562)

Institutional Service Class Shares
Issued	64	111
Reinvested	114	153
Redeemed	(197)	(54)

Total Institutional Service Class Shares	(19)	210

Total change in shares	(311,376)	(322,519)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

10

Statement of Cash Flows

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Destination 2010 Fund
INCREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$95,460
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities of affiliated issuers	(4,997,570)
Proceeds from disposition of investment securities of affiliated issuers	8,492,157
Purchase of investment securities of unaffiliated issuers	(613,586)
Proceeds from disposition of investment securities of unaffiliated issuers	522,954
Reinvestment of dividend income from affiliated issuers	(197,772)
Reinvestment of dividend income from unaffiliated issuers	(10,782)
Reinvestment of interest income from affiliated issuers	(52,512)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	834,362
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers	14,328
Reinvestment of net realized gain distributions from affiliated underlying funds	(429,824)
Net realized gain from investment transactions with affiliated issuers	(334,392)
Net realized loss from investment transactions with unaffiliated issuers	10,366
Decrease in receivable for investments sold	196,255
Increase in payable for investments purchased	5,166
Decrease in investment advisory fees	(436)
Decrease in distribution fees	(1,247)
Decrease in administrative servicing fees	(500)
Decrease in trustee fees	(15)
Decrease in professional fees	(92)

Net cash provided by operating activities	3,532,320

Cash flows used in financing activities:
Proceeds from shares issued	3,080,078
Cost of shares redeemed	(6,608,845)
Cash distributions paid to shareholders	(112)

Net cash used in financing activities	(3,528,879)

Net increase in cash	3,441

Cash:
Beginning of period	–

End of period	$3,441

Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions of $693,658.

Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, dividend income from unaffiliated issuers, interest income from affiliated issuers and realized gain distributions from affiliated underlying funds of $690,890.

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2010 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$8.52	0.08	(0.04)	0.04	(0.09)	(0.19)	(0.28)	$8.28	0.45%	$5,829,778	0.63%	1.86%	0.63%	30.11%
Year Ended October 31, 2017	$8.18	0.15	0.57	0.72	(0.16)	(0.22)	(0.38)	$8.52	9.11%	$6,495,817	0.62%	1.83%	0.62%	57.25%
Year Ended October 31, 2016	$8.52	0.12	0.10	0.22	(0.14)	(0.42)	(0.56)	$8.18	2.81%	$5,002,312	0.62%	1.52%	0.62%	41.58%
Year Ended October 31, 2015	$9.11	0.14	(0.07)	0.07	(0.17)	(0.49)	(0.66)	$8.52	0.74%	$4,107,109	0.56%	1.61%	0.56%	38.40%
Year Ended October 31, 2014	$9.07	0.14	0.30	0.44	(0.14)	(0.26)	(0.40)	$9.11	5.02%	$2,784,131	0.62%	1.55%	0.62%	29.54%
Year Ended October 31, 2013	$8.63	0.09	0.65	0.74	(0.09)	(0.21)	(0.30)	$9.07	8.73%	$8,257,825	0.63%	1.07%	0.63%	50.61%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$8.45	0.05	(0.05)	–	(0.05)	(0.19)	(0.24)	$8.21	0.07%	$1,238,840	1.28%	1.27%	1.28%	30.11%
Year Ended October 31, 2017	$8.11	0.10	0.57	0.67	(0.11)	(0.22)	(0.33)	$8.45	8.51%	$1,554,626	1.26%	1.26%	1.26%	57.25%
Year Ended October 31, 2016	$8.46	0.07	0.08	0.15	(0.08)	(0.42)	(0.50)	$8.11	2.03%	$1,445,899	1.27%	0.88%	1.27%	41.58%
Year Ended October 31, 2015	$9.04	0.08	(0.07)	0.01	(0.10)	(0.49)	(0.59)	$8.46	0.13%	$1,444,567	1.27%	0.93%	1.27%	38.40%
Year Ended October 31, 2014	$9.02	0.07	0.31	0.38	(0.10)	(0.26)	(0.36)	$9.04	4.37%	$1,566,876	1.20%	0.83%	1.20%	29.54%
Year Ended October 31, 2013	$8.59	0.04	0.66	0.70	(0.06)	(0.21)	(0.27)	$9.02	8.27%	$1,368,581	1.13%	0.47%	1.13%	50.61%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$8.49	0.07	(0.04)	0.03	(0.08)	(0.19)	(0.27)	$8.25	0.32%	$8,606,152	0.89%	1.63%	0.89%	30.11%
Year Ended October 31, 2017	$8.16	0.14	0.55	0.69	(0.14)	(0.22)	(0.36)	$8.49	8.72%	$9,970,294	0.88%	1.66%	0.88%	57.25%
Year Ended October 31, 2016	$8.50	0.10	0.09	0.19	(0.11)	(0.42)	(0.53)	$8.16	2.53%	$11,363,437	0.89%	1.29%	0.89%	41.58%
Year Ended October 31, 2015	$9.08	0.12	(0.08)	0.04	(0.13)	(0.49)	(0.62)	$8.50	0.47%	$12,866,836	0.88%	1.34%	0.88%	38.40%
Year Ended October 31, 2014	$9.05	0.10	0.31	0.41	(0.12)	(0.26)	(0.38)	$9.08	4.71%	$16,866,896	0.88%	1.14%	0.88%	29.54%
Year Ended October 31, 2013	$8.61	0.06	0.66	0.72	(0.07)	(0.21)	(0.28)	$9.05	8.47%	$16,555,381	0.88%	0.73%	0.88%	50.61%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$8.54	0.10	(0.05)	0.05	(0.11)	(0.19)	(0.30)	$8.29	0.58%	$3,687,186	0.13%	2.45%	0.13%	30.11%
Year Ended October 31, 2017	$8.20	0.21	0.55	0.76	(0.20)	(0.22)	(0.42)	$8.54	9.63%	$4,569,736	0.13%	2.49%	0.13%	57.25%
Year Ended October 31, 2016	$8.54	0.17	0.09	0.26	(0.18)	(0.42)	(0.60)	$8.20	3.31%	$6,513,396	0.13%	2.04%	0.13%	41.58%
Year Ended October 31, 2015	$9.12	0.18	(0.07)	0.11	(0.20)	(0.49)	(0.69)	$8.54	1.25%	$7,517,394	0.13%	2.06%	0.13%	38.40%
Year Ended October 31, 2014	$9.08	0.16	0.33	0.49	(0.19)	(0.26)	(0.45)	$9.12	5.60%	$7,386,185	0.13%	1.81%	0.13%	29.54%
Year Ended October 31, 2013	$8.64	0.12	0.66	0.78	(0.13)	(0.21)	(0.34)	$9.08	9.26%	$4,149,052	0.13%	1.42%	0.13%	50.61%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$8.53	0.10	(0.05)	0.05	(0.11)	(0.19)	(0.30)	$8.28	0.58%	$26,177	0.13%	2.38%	0.13%	30.11%
Year Ended October 31, 2017	$8.19	0.19	0.57	0.76	(0.20)	(0.22)	(0.42)	$8.53	9.57%	$27,114	0.19%	2.33%	0.19%	57.25%
Year Ended October 31, 2016	$8.52	0.19	0.05	0.24	(0.15)	(0.42)	(0.57)	$8.19	3.12%	$24,311	0.29%	2.29%	0.29%	41.58%
Year Ended October 31, 2015	$9.11	0.17	(0.07)	0.10	(0.20)	(0.49)	(0.69)	$8.52	1.14%	$72,638	0.13%	1.98%	0.13%	38.40%
Year Ended October 31, 2014	$9.08	0.17	0.31	0.48	(0.19)	(0.26)	(0.45)	$9.11	5.49%	$22,863	0.13%	1.90%	0.13%	29.54%
Year Ended October 31, 2013	$8.63	0.06	0.73	0.79	(0.13)	(0.21)	(0.34)	$9.08	9.40%	$22,075	0.13%	0.65%	0.13%	50.61%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

12

Fund Overview	Nationwide Destination 2015 Fund

Asset Allocation†

Equity Funds	48.9%
Fixed Income Funds	29.5%
Investment Contract	16.1%
Alternative Assets	5.5%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	23.9%
Nationwide Contract	16.1%
Nationwide International Index Fund, Class R6	15.0%
Nationwide Bond Index Fund, Class R6	11.6%
Nationwide Core Plus Bond Fund, Class R6	9.0%
Nationwide Inflation-Protected Securities Fund, Class R6	6.0%
Nationwide Mid Cap Market Index Fund, Class R6	6.0%
Nationwide Amundi Strategic Income Fund, Class R6	5.5%
iShares 20+ Year Treasury Bond ETF	2.9%
Nationwide Small Cap Index Fund, Class R6	2.0%
iShares Core MSCI Emerging Markets ETF	2.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

13

Shareholder Expense Example	Nationwide Destination 2015 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2015 Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 4/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,008.00	3.09	0.62
	Hypothetical	(b)(c)	1,000.00	1,021.72	3.11	0.62
Class C Shares	Actual	(b)	1,000.00	1,005.40	5.92	1.19
	Hypothetical	(b)(c)	1,000.00	1,018.89	5.96	1.19
Class R Shares	Actual	(b)	1,000.00	1,006.90	4.43	0.89
	Hypothetical	(b)(c)	1,000.00	1,020.38	4.46	0.89
Class R6 Shares	Actual	(b)	1,000.00	1,009.60	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,008.30	1.89	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

14

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Destination 2015 Fund

Investment Companies 79.0%

	Shares	Value

Alternative Assets 5.5%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	416,261	$4,304,144

Total Alternative Assets (cost $4,349,473)		4,304,144

Equity Funds 46.9%
Nationwide International Index Fund, Class R6 (a)	1,361,065	11,650,713
Nationwide Mid Cap Market Index Fund, Class R6 (a)	260,540	4,642,830
Nationwide S&P 500 Index Fund, Class R6 (a)	1,157,736	18,570,080
Nationwide Small Cap Index Fund, Class R6 (a)	110,299	1,557,420

Total Equity Funds (cost $33,687,352)		36,421,043

Fixed Income Funds 26.6%
Nationwide Bond Index Fund, Class R6 (a)	843,663	8,993,452
Nationwide Core Plus Bond Fund, Class R6 (a)	706,264	7,020,264
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	480,616	4,676,392

Total Fixed Income Funds (cost $21,175,595)		20,690,108

Total Investment Companies (cost $59,212,420)		61,415,295

Exchange Traded Funds 4.9%
Equity Fund 2.0%
iShares Core MSCI Emerging Markets ETF	27,035	1,536,940

Fixed Income Fund 2.9%
iShares 20+ Year Treasury Bond ETF	19,316	2,300,535

Total Exchange Traded Funds (cost $3,759,434)		3,837,475

Investment Contract 16.1%

	Principal Amount

Nationwide Contract, 2.75% (a)(b)(c)(d)	$12,479,294	12,479,294

Total Investment Contract (cost $12,479,294)		12,479,294

Total Investments (cost $75,451,148) — 100.0%		77,732,064

Liabilities in excess of other assets — 0.0%†		(31,701)

NET ASSETS — 100.0%		$77,700,363

(a)	Investment in affiliate.

(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(c)	Value determined using significant unobservable inputs.

(d)	Fair valued security.

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Destination 2015 Fund
Assets:
Investment securities of affiliated issuers, at value (cost $71,691,714)	$73,894,589
Investment securities of unaffiliated issuers, at value (cost $3,759,434)	3,837,475
Receivable for investments sold	6,283
Receivable for capital shares issued	21,347

Total Assets	77,759,694

Liabilities:
Payable for capital shares redeemed	27,629
Accrued expenses and other payables:
Investment advisory fees	8,413
Distribution fees	11,672
Administrative servicing fees	11,319
Trustee fees	158
Professional fees	140

Total Liabilities	59,331

Net Assets	$77,700,363

Represented by:
Capital	$73,178,316
Accumulated undistributed net investment income	20,601
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	2,220,530
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	2,202,875
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	78,041

Net Assets	$77,700,363

Net Assets:
Class A Shares	$5,802,092
Class C Shares	890,445
Class R Shares	23,463,826
Class R6 Shares	19,001,022
Institutional Service Class Shares	28,542,978

Total	$77,700,363

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	682,843
Class C Shares	105,532
Class R Shares	2,774,544
Class R6 Shares	2,228,887
Institutional Service Class Shares	3,356,255

Total	9,148,061

16

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Destination 2015 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.50
Class C Shares (b)	$8.44
Class R Shares	$8.46
Class R6 Shares	$8.52
Institutional Service Class Shares	$8.50
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.02

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

17

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Destination 2015 Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$837,908
Interest income from affiliated issuers	171,356
Dividend income from unaffiliated issuers	75,111
Other income	131

Total Income	1,084,506

EXPENSES:
Investment advisory fees	55,002
Distribution fees Class A	7,949
Distribution fees Class C	4,831
Distribution fees Class R	61,833
Administrative servicing fees Class A	7,313
Administrative servicing fees Class C	241
Administrative servicing fees Class R	30,917
Administrative servicing fees Institutional Service Class	36,138
Professional fees	609
Trustee fees	1,281

Total Expenses	206,114

NET INVESTMENT INCOME	878,392

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	2,289,366
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	552,992
Transactions in investment securities of unaffiliated issuers	3,440

Net realized gains	2,845,798

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(2,863,990)
Investment securities of unaffiliated issuers	(31,366)

Net change in unrealized appreciation/depreciation	(2,895,356)

Net realized/unrealized losses	(49,558)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$828,834

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets

	Nationwide Destination 2015 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$878,392	$2,110,212
Net realized gains	2,845,798	3,927,943
Net change in unrealized appreciation/depreciation	(2,895,356)	4,862,887

Change in net assets resulting from operations	828,834	10,901,042

Distributions to Shareholders From:
Net investment income:
Class A	(63,088)	(192,491)
Class C	(7,591)	(13,253)
Class R	(227,672)	(487,113)
Class R6 (a)	(332,346)	(743,541)
Institutional Service Class	(334,581)	(702,472)
Net realized gains:
Class A	(227,952)	(480,260)
Class C	(36,877)	(43,647)
Class R	(922,109)	(1,459,636)
Class R6 (a)	(983,285)	(1,619,584)
Institutional Service Class	(1,048,275)	(1,674,189)

Change in net assets from shareholder distributions	(4,183,776)	(7,416,186)

Change in net assets from capital transactions	(13,057,064)	(19,843,531)

Change in net assets	(16,412,006)	(16,358,675)

Net Assets:
Beginning of period	94,112,369	110,471,044

End of period	$77,700,363	$94,112,369

Accumulated undistributed net investment income at end of period	$20,601	$107,487

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$818,315	$2,438,927
Dividends reinvested	291,040	672,751
Cost of shares redeemed	(4,735,541)	(3,686,939)

Total Class A Shares	(3,626,186)	(575,261)

Class C Shares
Proceeds from shares issued	9,000	71,526
Dividends reinvested	44,425	56,844
Cost of shares redeemed	(130,590)	(57,083)

Total Class C Shares	(77,165)	71,287

Class R Shares
Proceeds from shares issued	722,189	1,764,327
Dividends reinvested	1,149,781	1,946,749
Cost of shares redeemed	(4,815,534)	(8,759,522)

Total Class R Shares	(2,943,564)	(5,048,446)

19

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2015 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$3,455,350	$7,610,768
Dividends reinvested	1,315,631	2,363,125
Cost of shares redeemed	(11,187,644)	(18,208,550)

Total Class R6 Shares	(6,416,663)	(8,234,657)

Institutional Service Class Shares
Proceeds from shares issued	3,338,001	6,647,056
Dividends reinvested	1,382,856	2,376,661
Cost of shares redeemed	(4,714,343)	(15,080,171)

Total Institutional Service Class Shares	6,514	(6,056,454)

Change in net assets from capital transactions	$(13,057,064)	$(19,843,531)

SHARE TRANSACTIONS:
Class A Shares
Issued	95,167	285,570
Reinvested	33,990	81,488
Redeemed	(539,935)	(431,062)

Total Class A Shares	(410,778)	(64,004)

Class C Shares
Issued	1,043	8,498
Reinvested	5,226	6,937
Redeemed	(15,347)	(6,642)

Total Class C Shares	(9,078)	8,793

Class R Shares
Issued	83,747	207,251
Reinvested	134,922	236,982
Redeemed	(555,455)	(1,031,769)

Total Class R Shares	(336,786)	(587,536)

Class R6 Shares (a)
Issued	392,048	894,590
Reinvested	153,282	285,323
Redeemed	(1,293,588)	(2,152,926)

Total Class R6 Shares	(748,258)	(973,013)

Institutional Service Class Shares
Issued	383,789	780,644
Reinvested	161,491	287,552
Redeemed	(540,580)	(1,772,807)

Total Institutional Service Class Shares	4,700	(704,611)

Total change in shares	(1,500,200)	(2,320,371)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

20

Statement of Cash Flows

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Destination 2015 Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$828,834
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities of affiliated issuers	(14,705,527)
Proceeds from disposition of investment securities of affiliated issuers	31,270,348
Purchase of investment securities of unaffiliated issuers	(1,684,648)
Proceeds from disposition of investment securities of unaffiliated issuers	2,597,778
Reinvestment of dividend income from affiliated issuers	(837,908)
Reinvestment of dividend income from unaffiliated issuers	(75,111)
Reinvestment of interest income from affiliated issuers	(171,356)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	2,863,990
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers	31,366
Reinvestment of net realized gain distributions from affiliated underlying funds	(2,289,366)
Net realized gain from investment transactions with affiliated issuers	(552,992)
Net realized gain from investment transactions with unaffiliated issuers	(3,440)
Decrease in receivable for investments sold	49,280
Decrease in investment advisory fees	(2,037)
Decrease in distribution fees	(2,946)
Decrease in administrative servicing fees	(1,918)
Decrease in trustee fees	(69)
Decrease in professional fees	(375)

Net cash provided by operating activities	17,313,903

Cash flows used in financing activities:
Proceeds from shares issued	8,330,794
Cost of shares redeemed	(25,644,654)
Cash distributions paid to shareholders	(43)

Net cash used in financing activities	(17,313,903)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions of $4,183,733.

Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, dividend income from unaffiliated issuers, interest income from affiliated issuers and realized gain distributions from affiliated underlying funds of $3,373,741.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2015 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$8.84	0.08	(0.01)	0.07	(0.09)	(0.32)	(0.41)	$8.50	0.80%	$5,802,092	0.62%	1.90%	0.62%	23.05%
Year Ended October 31, 2017	$8.52	0.16	0.74	0.90	(0.17)	(0.41)	(0.58)	$8.84	11.10%	$9,665,357	0.61%	1.93%	0.61%	34.93%
Year Ended October 31, 2016	$9.04	0.12	0.09	0.21	(0.14)	(0.59)	(0.73)	$8.52	2.70%	$9,859,906	0.61%	1.45%	0.61%	25.79%
Year Ended October 31, 2015	$9.79	0.15	(0.09)	0.06	(0.18)	(0.63)	(0.81)	$9.04	0.64%	$10,533,102	0.54%	1.63%	0.54%	20.91%
Year Ended October 31, 2014	$9.62	0.15	0.37	0.52	(0.14)	(0.21)	(0.35)	$9.79	5.60%	$11,150,884	0.62%	1.52%	0.62%	27.46%
Year Ended October 31, 2013	$9.02	0.10	0.86	0.96	(0.10)	(0.26)	(0.36)	$9.62	10.94%	$31,057,182	0.63%	1.07%	0.63%	34.75%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$8.78	0.06	(0.01)	0.05	(0.07)	(0.32)	(0.39)	$8.44	0.54%	$890,445	1.19%	1.37%	1.19%	23.05%
Year Ended October 31, 2017	$8.47	0.11	0.73	0.84	(0.12)	(0.41)	(0.53)	$8.78	10.43%	$1,006,455	1.18%	1.32%	1.18%	34.93%
Year Ended October 31, 2016	$9.00	0.07	0.08	0.15	(0.09)	(0.59)	(0.68)	$8.47	2.03%	$896,029	1.18%	0.87%	1.18%	25.79%
Year Ended October 31, 2015	$9.74	0.10	(0.09)	0.01	(0.12)	(0.63)	(0.75)	$9.00	0.08%	$812,211	1.19%	1.05%	1.19%	20.91%
Year Ended October 31, 2014	$9.60	0.08	0.38	0.46	(0.11)	(0.21)	(0.32)	$9.74	4.95%	$1,031,938	1.15%	0.88%	1.15%	27.46%
Year Ended October 31, 2013	$9.00	0.05	0.87	0.92	(0.06)	(0.26)	(0.32)	$9.60	10.50%	$862,284	1.13%	0.56%	1.13%	34.75%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$8.80	0.07	(0.01)	0.06	(0.08)	(0.32)	(0.40)	$8.46	0.69%	$23,463,826	0.89%	1.65%	0.89%	23.05%
Year Ended October 31, 2017	$8.48	0.14	0.73	0.87	(0.14)	(0.41)	(0.55)	$8.80	10.84%	$27,379,736	0.88%	1.66%	0.88%	34.93%
Year Ended October 31, 2016	$9.01	0.10	0.07	0.17	(0.11)	(0.59)	(0.70)	$8.48	2.29%	$31,374,559	0.89%	1.20%	0.89%	25.79%
Year Ended October 31, 2015	$9.75	0.12	(0.09)	0.03	(0.14)	(0.63)	(0.77)	$9.01	0.36%	$41,345,461	0.88%	1.35%	0.88%	20.91%
Year Ended October 31, 2014	$9.60	0.11	0.38	0.49	(0.13)	(0.21)	(0.34)	$9.75	5.28%	$56,452,141	0.88%	1.18%	0.88%	27.46%
Year Ended October 31, 2013	$9.00	0.07	0.87	0.94	(0.08)	(0.26)	(0.34)	$9.60	10.69%	$53,823,466	0.88%	0.81%	0.88%	34.75%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$8.87	0.11	(0.03)	0.08	(0.11)	(0.32)	(0.43)	$8.52	0.96%	$19,001,022	0.13%	2.50%	0.13%	23.05%
Year Ended October 31, 2017	$8.55	0.21	0.73	0.94	(0.21)	(0.41)	(0.62)	$8.87	11.61%	$26,404,668	0.13%	2.46%	0.13%	34.93%
Year Ended October 31, 2016	$9.07	0.16	0.09	0.25	(0.18)	(0.59)	(0.77)	$8.55	3.20%	$33,754,228	0.13%	1.92%	0.13%	25.79%
Year Ended October 31, 2015	$9.82	0.19	(0.09)	0.10	(0.22)	(0.63)	(0.85)	$9.07	1.04%	$29,077,229	0.13%	2.05%	0.13%	20.91%
Year Ended October 31, 2014	$9.67	0.18	0.38	0.56	(0.20)	(0.21)	(0.41)	$9.82	6.03%	$27,775,167	0.13%	1.86%	0.13%	27.46%
Year Ended October 31, 2013	$9.06	0.14	0.88	1.02	(0.15)	(0.26)	(0.41)	$9.67	11.56%	$18,146,676	0.13%	1.50%	0.13%	34.75%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$8.85	0.09	(0.02)	0.07	(0.10)	(0.32)	(0.42)	$8.50	0.83%	$28,542,978	0.38%	2.16%	0.38%	23.05%
Year Ended October 31, 2017	$8.53	0.18	0.74	0.92	(0.19)	(0.41)	(0.60)	$8.85	11.35%	$29,656,153	0.38%	2.16%	0.38%	34.93%
Year Ended October 31, 2016	$9.05	0.14	0.09	0.23	(0.16)	(0.59)	(0.75)	$8.53	2.93%	$34,586,322	0.38%	1.68%	0.38%	25.79%
Year Ended October 31, 2015	$9.80	0.17	(0.10)	0.07	(0.19)	(0.63)	(0.82)	$9.05	0.79%	$43,835,091	0.38%	1.83%	0.38%	20.91%
Year Ended October 31, 2014	$9.65	0.16	0.38	0.54	(0.18)	(0.21)	(0.39)	$9.80	5.77%	$49,742,140	0.38%	1.70%	0.38%	27.46%
Year Ended October 31, 2013	$9.04	0.12	0.87	0.99	(0.12)	(0.26)	(0.38)	$9.65	11.30%	$47,151,464	0.38%	1.31%	0.38%	34.75%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

22

Fund Overview	Nationwide Destination 2020 Fund

Asset Allocation†

Equity Funds	56.6%
Fixed Income Funds	28.4%
Investment Contract	11.0%
Alternative Assets	4.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	26.9%
Nationwide International Index Fund, Class R6	17.1%
Nationwide Bond Index Fund, Class R6	14.0%
Nationwide Contract	11.0%
Nationwide Core Plus Bond Fund, Class R6	8.0%
Nationwide Mid Cap Market Index Fund, Class R6	7.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.5%
Nationwide Amundi Strategic Income Fund, Class R6	4.0%
Nationwide Small Cap Index Fund, Class R6	2.6%
iShares Core MSCI Emerging Markets ETF	2.5%
iShares 20+ Year Treasury Bond ETF	1.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

23

Shareholder Expense Example	Nationwide Destination 2020 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2020 Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 4/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,012.50	3.09	0.62
	Hypothetical	(b)(c)	1,000.00	1,021.72	3.11	0.62
Class C Shares	Actual	(b)	1,000.00	1,009.20	6.18	1.24
	Hypothetical	(b)(c)	1,000.00	1,018.65	6.21	1.24
Class R Shares	Actual	(b)	1,000.00	1,011.10	4.39	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares	Actual	(b)	1,000.00	1,013.80	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,013.60	1.90	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

24

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Destination 2020 Fund

Investment Companies 84.6%

	Shares	Value

Alternative Assets 4.0%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	874,734	$9,044,749

Total Alternative Assets (cost $9,137,277)		9,044,749

Equity Funds 54.1%
Nationwide International Index Fund, Class R6 (a)	4,520,678	38,697,003
Nationwide Mid Cap Market Index Fund, Class R6 (a)	955,977	17,035,512
Nationwide S&P 500 Index Fund, Class R6 (a)	3,809,512	61,104,565
Nationwide Small Cap Index Fund, Class R6 (a)	412,236	5,820,776

Total Equity Funds (cost $114,108,485)		122,657,856

Fixed Income Funds 26.5%
Nationwide Bond Index Fund, Class R6 (a)	2,980,822	31,775,563
Nationwide Core Plus Bond Fund, Class R6 (a)	1,824,140	18,131,954
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,040,677	10,125,792

Total Fixed Income Funds (cost $61,673,294)		60,033,309

Total Investment Companies (cost $184,919,056)		191,735,914

Exchange Traded Funds 4.4%
Equity Fund 2.5%
iShares Core MSCI Emerging Markets ETF	98,278	5,587,104

Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond ETF	37,181	4,428,257

Total Exchange Traded Funds (cost $9,763,936)		10,015,361

Investment Contract 11.0%

	Principal Amount

Nationwide Contract, 2.75% (a)(b)(c)(d)	$24,964,237	24,964,237

Total Investment Contract (cost $24,964,237)		24,964,237

Total Investments (cost $219,647,229) — 100.0%		226,715,512

Liabilities in excess of other assets — 0.0%†		(63,955)

NET ASSETS — 100.0%		$226,651,557

(a)	Investment in affiliate.

(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(c)	Value determined using significant unobservable inputs.

(d)	Fair valued security.

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Destination 2020 Fund
Assets:
Investment securities of affiliated issuers, at value (cost $209,883,293)	$216,700,151
Investment securities of unaffiliated issuers, at value (cost $9,763,936)	10,015,361
Cash	26,862
Receivable for capital shares issued	389,489

Total Assets	227,131,863

Liabilities:
Payable for investments purchased	125,228
Payable for capital shares redeemed	269,099
Accrued expenses and other payables:
Investment advisory fees	24,326
Distribution fees	30,400
Administrative servicing fees	30,590
Trustee fees	389
Professional fees	274

Total Liabilities	480,306

Net Assets	$226,651,557

Represented by:
Capital	$209,762,123
Accumulated distributions in excess of net investment income	(43,189)
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	9,864,340
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	6,816,858
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	251,425

Net Assets	$226,651,557

Net Assets:
Class A Shares	$21,774,490
Class C Shares	3,155,465
Class R Shares	56,007,167
Class R6 Shares	51,880,883
Institutional Service Class Shares	93,833,552

Total	$226,651,557

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,324,850
Class C Shares	341,675
Class R Shares	5,998,334
Class R6 Shares	5,502,094
Institutional Service Class Shares	9,996,616

Total	24,163,569

26

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Destination 2020 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.37
Class C Shares (b)	$9.24
Class R Shares	$9.34
Class R6 Shares	$9.43
Institutional Service Class Shares	$9.39
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.94

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Destination 2020 Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$2,514,633
Interest income from affiliated issuers	341,458
Dividend income from unaffiliated issuers	152,842
Other income	227

Total Income	3,009,160

EXPENSES:
Investment advisory fees	155,646
Distribution fees Class A	27,014
Distribution fees Class C	17,469
Distribution fees Class R	146,573
Administrative servicing fees Class A	25,249
Administrative servicing fees Class C	1,747
Administrative servicing fees Class R	73,287
Administrative servicing fees Institutional Service Class	119,889
Professional fees	1,659
Trustee fees	3,553

Total Expenses	572,086

NET INVESTMENT INCOME	2,437,074

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	8,269,709
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	3,381,845
Transactions in investment securities of unaffiliated issuers	39,022

Net realized gains	11,690,576

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(10,601,444)
Investment securities of unaffiliated issuers	(42,831)

Net change in unrealized appreciation/depreciation	(10,644,275)

Net realized/unrealized gains	1,046,301

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,483,375

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets

	Nationwide Destination 2020 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$2,437,074	$5,478,979
Net realized gains	11,690,576	16,010,858
Net change in unrealized appreciation/depreciation	(10,644,275)	10,719,531

Change in net assets resulting from operations	3,483,375	32,209,368

Distributions to Shareholders From:
Net investment income:
Class A	(218,298)	(424,894)
Class C	(26,359)	(51,240)
Class R	(533,209)	(1,088,625)
Class R6 (a)	(836,821)	(1,797,075)
Institutional Service Class	(1,086,852)	(2,153,170)
Net realized gains:
Class A	(1,250,324)	(954,320)
Class C	(224,302)	(169,189)
Class R	(3,564,108)	(3,085,942)
Class R6 (a)	(4,107,387)	(3,535,200)
Institutional Service Class	(5,663,723)	(4,702,168)

Change in net assets from shareholder distributions	(17,511,383)	(17,961,823)

Change in net assets from capital transactions	(16,300,798)	(20,409,194)

Change in net assets	(30,328,806)	(6,161,649)

Net Assets:
Beginning of period	256,980,363	263,142,012

End of period	$226,651,557	$256,980,363

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(43,189)	$221,276

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,531,075	$6,782,728
Dividends reinvested	1,468,622	1,379,214
Cost of shares redeemed	(3,332,656)	(6,683,882)

Total Class A Shares	667,041	1,478,060

Class C Shares
Proceeds from shares issued	6,500	35,074
Dividends reinvested	250,661	220,429
Cost of shares redeemed	(613,546)	(276,944)

Total Class C Shares	(356,385)	(21,441)

Class R Shares
Proceeds from shares issued	2,429,073	5,614,607
Dividends reinvested	4,097,317	4,174,567
Cost of shares redeemed	(9,486,458)	(16,603,872)

Total Class R Shares	(2,960,068)	(6,814,698)

29

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2020 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$7,709,011	$15,118,143
Dividends reinvested	4,944,208	5,332,275
Cost of shares redeemed	(27,208,049)	(28,379,333)

Total Class R6 Shares	(14,554,830)	(7,928,915)

Institutional Service Class Shares
Proceeds from shares issued	8,750,042	17,379,835
Dividends reinvested	6,750,575	6,855,338
Cost of shares redeemed	(14,597,173)	(31,357,373)

Total Institutional Service Class Shares	903,444	(7,122,200)

Change in net assets from capital transactions	$(16,300,798)	$(20,409,194)

SHARE TRANSACTIONS:
Class A Shares
Issued	263,906	713,731
Reinvested	155,864	149,933
Redeemed	(342,119)	(697,507)

Total Class A Shares	77,651	166,157

Class C Shares
Issued	706	3,782
Reinvested	26,953	24,334
Redeemed	(65,503)	(28,801)

Total Class C Shares	(37,844)	(685)

Class R Shares
Issued	254,211	589,960
Reinvested	435,825	455,895
Redeemed	(979,241)	(1,752,186)

Total Class R Shares	(289,205)	(706,331)

Class R6 Shares (a)
Issued	778,379	1,581,569
Reinvested	521,376	576,031
Redeemed	(2,814,894)	(3,003,858)

Total Class R6 Shares	(1,515,139)	(846,258)

Institutional Service Class Shares
Issued	904,952	1,821,145
Reinvested	714,878	743,876
Redeemed	(1,496,753)	(3,281,877)

Total Institutional Service Class Shares	123,077	(716,856)

Total change in shares	(1,641,460)	(2,103,973)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

30

Statement of Cash Flows

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Destination 2020 Fund
INCREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$3,483,375
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities of affiliated issuers	(27,289,526)
Proceeds from disposition of investment securities of affiliated issuers	62,575,969
Purchase of investment securities of unaffiliated issuers	(4,721,040)
Proceeds from disposition of investment securities of unaffiliated issuers	3,862,808
Reinvestment of dividend income from affiliated issuers	(2,514,633)
Reinvestment of dividend income from unaffiliated issuers	(152,842)
Reinvestment of interest income from affiliated issuers	(341,458)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	10,601,444
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers	42,831
Reinvestment of net realized gain distributions from affiliated underlying funds	(8,269,709)
Net realized gain from investment transactions with affiliated issuers	(3,381,845)
Net realized gain from investment transactions with unaffiliated issuers	(39,022)
Decrease in receivable for investments sold	161,683
Increase in payable for investments purchased	108,652
Decrease in investment advisory fees	(3,908)
Decrease in distribution fees	(3,786)
Decrease in administrative servicing fees	(2,197)
Decrease in trustee fees	(205)
Decrease in printing fees	(1,044)

Net cash provided by operating activities	34,115,547

Cash flows used in financing activities:
Proceeds from shares issued	21,063,977
Cost of shares redeemed	(55,171,724)

Net cash used in financing activities	(34,107,747)

Net increase in cash	7,800

Cash:
Beginning of period	19,062

End of period	$26,862

Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions of $17,511,383.

Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, dividend income from unaffiliated issuers, interest income from affiliated issuers and realized gain distributions from affiliated underlying funds of $11,278,642.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

31

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2020 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.94	0.09	0.04	0.13	(0.10)	(0.60)	(0.70)	$9.37	1.25%		$21,774,490	0.62%	1.83%	0.62%	17.83%
Year Ended October 31, 2017	$9.41	0.18	0.99	1.17	(0.19)	(0.45)	(0.64)	$9.94	13.00%		$22,344,051	0.60%	1.93%	0.60%	34.17%
Year Ended October 31, 2016	$9.74	0.12	0.09	0.21	(0.14)	(0.40)	(0.54)	$9.41	2.38%		$19,592,496	0.60%	1.31%	0.60%	23.70%
Year Ended October 31, 2015	$10.29	0.15	(0.11)	0.04	(0.19)	(0.40)	(0.59)	$9.74	0.37%		$16,112,317	0.55%	1.56%	0.55%	15.99%
Year Ended October 31, 2014	$10.09	0.16	0.43	0.59	(0.16)	(0.23)	(0.39)	$10.29	5.98%		$12,042,352	0.62%	1.61%	0.62%	20.25%
Year Ended October 31, 2013	$9.26	0.11	1.15	1.26	(0.12)	(0.31)	(0.43)	$10.09	14.13%		$26,221,969	0.63%	1.17%	0.63%	20.65%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.81	0.06	0.04	0.10	(0.07)	(0.60)	(0.67)	$9.24	0.92%		$3,155,465	1.24%	1.28%	1.24%	17.83%
Year Ended October 31, 2017	$9.30	0.12	0.97	1.09	(0.13)	(0.45)	(0.58)	$9.81	12.24%		$3,723,244	1.23%	1.31%	1.23%	34.17%
Year Ended October 31, 2016	$9.63	0.06	0.09	0.15	(0.08)	(0.40)	(0.48)	$9.30	1.76%		$3,535,573	1.24%	0.68%	1.24%	23.70%
Year Ended October 31, 2015	$10.17	0.09	(0.11)	(0.02)	(0.12)	(0.40)	(0.52)	$9.63	(0.21%	)	$3,348,791	1.22%	0.91%	1.22%	15.99%
Year Ended October 31, 2014	$10.00	0.09	0.42	0.51	(0.11)	(0.23)	(0.34)	$10.17	5.30%		$2,953,175	1.17%	0.88%	1.17%	20.25%
Year Ended October 31, 2013	$9.18	0.06	1.15	1.21	(0.08)	(0.31)	(0.39)	$10.00	13.66%		$2,900,859	1.13%	0.65%	1.13%	20.65%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$9.91	0.08	0.04	0.12	(0.09)	(0.60)	(0.69)	$9.34	1.11%		$56,007,167	0.88%	1.60%	0.88%	17.83%
Year Ended October 31, 2017	$9.39	0.16	0.97	1.13	(0.16)	(0.45)	(0.61)	$9.91	12.58%		$62,331,210	0.88%	1.68%	0.88%	34.17%
Year Ended October 31, 2016	$9.71	0.10	0.09	0.19	(0.11)	(0.40)	(0.51)	$9.39	2.18%		$65,655,004	0.89%	1.08%	0.89%	23.70%
Year Ended October 31, 2015	$10.25	0.13	(0.12)	0.01	(0.15)	(0.40)	(0.55)	$9.71	0.08%		$81,852,928	0.88%	1.33%	0.88%	15.99%
Year Ended October 31, 2014	$10.07	0.11	0.44	0.55	(0.14)	(0.23)	(0.37)	$10.25	5.59%		$94,769,629	0.88%	1.11%	0.88%	20.25%
Year Ended October 31, 2013	$9.24	0.09	1.15	1.24	(0.10)	(0.31)	(0.41)	$10.07	13.88%		$84,157,287	0.88%	0.93%	0.88%	20.65%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$10.01	0.12	0.03	0.15	(0.13)	(0.60)	(0.73)	$9.43	1.38%		$51,880,883	0.13%	2.47%	0.13%	17.83%
Year Ended October 31, 2017	$9.47	0.24	0.98	1.22	(0.23)	(0.45)	(0.68)	$10.01	13.55%		$70,211,410	0.13%	2.49%	0.13%	34.17%
Year Ended October 31, 2016	$9.79	0.17	0.09	0.26	(0.18)	(0.40)	(0.58)	$9.47	2.94%		$74,470,003	0.13%	1.79%	0.13%	23.70%
Year Ended October 31, 2015	$10.34	0.20	(0.12)	0.08	(0.23)	(0.40)	(0.63)	$9.79	0.75%		$62,653,169	0.13%	2.01%	0.13%	15.99%
Year Ended October 31, 2014	$10.14	0.18	0.46	0.64	(0.21)	(0.23)	(0.44)	$10.34	6.50%		$53,889,940	0.13%	1.78%	0.13%	20.25%
Year Ended October 31, 2013	$9.30	0.16	1.16	1.32	(0.17)	(0.31)	(0.48)	$10.14	14.75%		$29,410,147	0.13%	1.64%	0.13%	20.65%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.96	0.10	0.04	0.14	(0.11)	(0.60)	(0.71)	$9.39	1.36%		$93,833,552	0.38%	2.11%	0.38%	17.83%
Year Ended October 31, 2017	$9.43	0.21	0.98	1.19	(0.21)	(0.45)	(0.66)	$9.96	13.21%		$98,370,448	0.38%	2.15%	0.38%	34.17%
Year Ended October 31, 2016	$9.75	0.14	0.10	0.24	(0.16)	(0.40)	(0.56)	$9.43	2.69%		$99,888,936	0.38%	1.55%	0.38%	23.70%
Year Ended October 31, 2015	$10.30	0.18	(0.13)	0.05	(0.20)	(0.40)	(0.60)	$9.75	0.50%		$102,156,974	0.38%	1.80%	0.38%	15.99%
Year Ended October 31, 2014	$10.11	0.17	0.43	0.60	(0.18)	(0.23)	(0.41)	$10.30	6.15%		$98,149,868	0.38%	1.63%	0.38%	20.25%
Year Ended October 31, 2013	$9.27	0.13	1.16	1.29	(0.14)	(0.31)	(0.45)	$10.11	14.51%		$86,374,010	0.38%	1.41%	0.38%	20.65%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

32

Fund Overview	Nationwide Destination 2025 Fund

Asset Allocation†

Equity Funds	64.6%
Fixed Income Funds	23.4%
Investment Contract	8.5%
Alternative Assets	3.5%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	29.5%
Nationwide International Index Fund, Class R6	19.0%
Nationwide Bond Index Fund, Class R6	12.0%
Nationwide Contract	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	8.0%
Nationwide Core Plus Bond Fund, Class R6	7.0%
Nationwide Small Cap Index Fund, Class R6	4.0%
iShares Core MSCI Emerging Markets ETF	4.0%
Nationwide Amundi Strategic Income Fund, Class R6	3.5%
iShares 20+ Year Treasury Bond ETF	2.5%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

33

Shareholder Expense Example	Nationwide Destination 2025 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2025 Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 04/30/18	Expenses Paid During Period ($) 11/1/17 - 04/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 04/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,014.40	3.15	0.63
	Hypothetical	(b)(c)	1,000.00	1,021.67	3.16	0.63
Class C Shares	Actual	(b)	1,000.00	1,011.40	6.08	1.22
	Hypothetical	(b)(c)	1,000.00	1,018.74	6.11	1.22
Class R Shares	Actual	(b)	1,000.00	1,013.10	4.39	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares	Actual	(b)	1,000.00	1,016.80	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,014.60	1.90	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

34

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Destination 2025 Fund

Investment Companies 85.1%

	Shares	Value

Alternative Assets 3.5%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	1,008,236	$10,425,164

Total Alternative Assets (cost $10,527,756)		10,425,164

Equity Funds 60.6%
Nationwide International Index Fund, Class R6 (a)	6,658,863	56,999,863
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,337,451	23,833,376
Nationwide S&P 500 Index Fund, Class R6 (a)	5,510,650	88,390,832
Nationwide Small Cap Index Fund, Class R6 (a)	851,903	12,028,870

Total Equity Funds (cost $167,082,580)		181,252,941

Fixed Income Funds 21.0%
Nationwide Bond Index Fund, Class R6 (a)	3,373,147	35,957,747
Nationwide Core Plus Bond Fund, Class R6 (a)	2,106,597	20,939,570
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	610,864	5,943,706

Total Fixed Income Funds (cost $64,519,179)		62,841,023

Total Investment Companies (cost $242,129,515)		254,519,128

Exchange Traded Funds 6.4%
Equity Fund 4.0%
iShares Core MSCI Emerging Markets ETF	208,539	11,855,442

Fixed Income Fund 2.4%
iShares 20+ Year Treasury Bond ETF	61,765	7,356,212

Total Exchange Traded Funds (cost $18,715,207)		19,211,654

Investment Contract 8.5%

	Principal Amount	Value

Nationwide Contract, 2.75% (a)(b)(c)(d)	$25,367,796	$25,367,796

Total Investment Contract (cost $25,367,796)		25,367,796

Total Investments (cost $286,212,518) — 100.0%		299,098,578

Liabilities in excess of other assets — 0.0%†		(108,936)

NET ASSETS — 100.0%		$298,989,642

(a)	Investment in affiliate.

(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(c)	Value determined using significant unobservable inputs.

(d)	Fair valued security.

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

35

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Destination 2025 Fund
Assets:
Investment securities of affiliated issuers, at value (cost $267,497,311)	$279,886,924
Investment securities of unaffiliated issuers, at value (cost $18,715,207)	19,211,654
Cash	56,238
Receivable for investments sold	60,396
Receivable for capital shares issued	420,020

Total Assets	299,635,232

Liabilities:
Payable for investments purchased	56,229
Payable for capital shares redeemed	480,425
Accrued expenses and other payables:
Investment advisory fees	32,009
Distribution fees	39,020
Administrative servicing fees	37,232
Trustee fees	461
Professional fees	214

Total Liabilities	645,590

Net Assets	$298,989,642

Represented by:
Capital	$271,663,341
Accumulated distributions in excess of net investment income	(185,642)
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	14,625,883
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	12,389,613
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	496,447

Net Assets	$298,989,642

Net Assets:
Class A Shares	$38,031,789
Class C Shares	2,422,343
Class R Shares	70,443,349
Class R6 Shares	72,578,173
Institutional Service Class Shares	115,513,988

Total	$298,989,642

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	3,905,130
Class C Shares	251,403
Class R Shares	7,256,278
Class R6 Shares	7,398,528
Institutional Service Class Shares	11,841,720

Total	30,653,059

36

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Destination 2025 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.74
Class C Shares (b)	$9.64
Class R Shares	$9.71
Class R6 Shares	$9.81
Institutional Service Class Shares	$9.75
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.33

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

37

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Destination 2025 Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$3,241,851
Interest income from affiliated issuers	331,270
Dividend income from unaffiliated issuers	252,269
Other income	151

Total Income	3,825,541

EXPENSES:
Investment advisory fees	199,509
Distribution fees Class A	47,914
Distribution fees Class C	14,812
Distribution fees Class R	182,873
Administrative servicing fees Class A	46,669
Administrative servicing fees Class C	1,185
Administrative servicing fees Class R	91,437
Administrative servicing fees Institutional Service Class	142,446
Professional fees	2,068
Trustee fees	4,492

Total Expenses	733,405

NET INVESTMENT INCOME	3,092,136

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	12,279,963
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	3,920,777
Transactions in investment securities of unaffiliated issuers	61,187

Net realized gains	16,261,927

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(14,356,666)
Investment securities of unaffiliated issuers	(48,804)

Net change in unrealized appreciation/depreciation	(14,405,470)

Net realized/unrealized gains	1,856,457

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,948,593

The accompanying notes are an integral part of these financial statements.

38

Statements of Changes in Net Assets

	Nationwide Destination 2025 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$3,092,136	$6,413,233
Net realized gains	16,261,927	20,698,221
Net change in unrealized appreciation/depreciation	(14,405,470)	17,045,343

Change in net assets resulting from operations	4,948,593	44,156,797

Distributions to Shareholders From:
Net investment income:
Class A	(390,718)	(673,790)
Class C	(23,030)	(40,885)
Class R	(672,351)	(1,324,256)
Class R6 (a)	(1,102,435)	(2,074,496)
Institutional Service Class	(1,293,543)	(2,286,098)
Net realized gains:
Class A	(2,328,558)	(1,726,311)
Class C	(196,516)	(146,141)
Class R	(4,656,179)	(4,255,236)
Class R6 (a)	(5,541,822)	(4,578,031)
Institutional Service Class	(6,903,364)	(5,525,385)

Change in net assets from shareholder distributions	(23,108,516)	(22,630,629)

Change in net assets from capital transactions	(2,121,402)	(3,479,628)

Change in net assets	(20,281,325)	18,046,540

Net Assets:
Beginning of period	319,270,967	301,224,427

End of period	$298,989,642	$319,270,967

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(185,642)	$204,299

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,497,176	$8,713,160
Dividends reinvested	2,711,729	2,392,264
Cost of shares redeemed	(5,988,644)	(6,157,436)

Total Class A Shares	1,220,261	4,947,988

Class C Shares
Proceeds from shares issued	37,501	212,460
Dividends reinvested	219,546	187,026
Cost of shares redeemed	(767,798)	(147,144)

Total Class C Shares	(510,751)	252,342

Class R Shares
Proceeds from shares issued	2,749,733	8,102,424
Dividends reinvested	5,328,530	5,579,492
Cost of shares redeemed	(11,792,774)	(22,664,947)

Total Class R Shares	(3,714,511)	(8,983,031)

39

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2025 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$12,265,914	$20,535,945
Dividends reinvested	6,644,257	6,652,527
Cost of shares redeemed	(27,241,594)	(30,048,543)

Total Class R6 Shares	(8,331,423)	(2,860,071)

Institutional Service Class Shares
Proceeds from shares issued	12,309,363	23,878,502
Dividends reinvested	8,196,907	7,811,483
Cost of shares redeemed	(11,291,248)	(28,526,841)

Total Institutional Service Class Shares	9,215,022	3,163,144

Change in net assets from capital transactions	$(2,121,402)	$(3,479,628)

SHARE TRANSACTIONS:
Class A Shares
Issued	449,305	884,113
Reinvested	276,635	252,659
Redeemed	(595,862)	(625,279)

Total Class A Shares	130,078	511,493

Class C Shares
Issued	3,789	21,997
Reinvested	22,634	19,985
Redeemed	(79,572)	(15,208)

Total Class C Shares	(53,149)	26,774

Class R Shares
Issued	275,871	823,178
Reinvested	545,309	592,568
Redeemed	(1,169,530)	(2,306,712)

Total Class R Shares	(348,350)	(890,966)

Class R6 Shares (a)
Issued	1,202,078	2,073,054
Reinvested	673,600	697,486
Redeemed	(2,726,497)	(3,080,569)

Total Class R6 Shares	(850,819)	(310,029)

Institutional Service Class Shares
Issued	1,229,923	2,420,450
Reinvested	835,250	824,007
Redeemed	(1,108,214)	(2,887,310)

Total Institutional Service Class Shares	956,959	357,147

Total change in shares	(165,281)	(305,581)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

40

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2025 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.34	0.09	0.07	0.16	(0.11)	(0.65)	(0.76)	$9.74	1.44%		$38,031,789	0.63%	1.80%	0.63%	19.97%
Year Ended October 31, 2017	$9.67	0.19	1.19	1.38	(0.19)	(0.52)	(0.71)	$10.34	15.12%		$39,049,858	0.61%	1.89%	0.61%	41.00%
Year Ended October 31, 2016	$9.94	0.11	0.10	0.21	(0.12)	(0.36)	(0.48)	$9.67	2.44%		$31,546,828	0.61%	1.11%	0.61%	19.19%
Year Ended October 31, 2015	$10.54	0.15	(0.14)	0.01	(0.19)	(0.42)	(0.61)	$9.94	0.16%		$23,187,219	0.54%	1.50%	0.54%	11.50%
Year Ended October 31, 2014	$10.34	0.15	0.51	0.66	(0.15)	(0.31)	(0.46)	$10.54	6.56%		$17,687,789	0.62%	1.47%	0.62%	14.81%
Year Ended October 31, 2013	$9.21	0.11	1.45	1.56	(0.12)	(0.31)	(0.43)	$10.34	17.68%		$27,833,711	0.63%	1.17%	0.63%	17.23%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.24	0.06	0.07	0.13	(0.08)	(0.65)	(0.73)	$9.64	1.14%		$2,422,343	1.22%	1.30%	1.22%	19.97%
Year Ended October 31, 2017	$9.58	0.13	1.19	1.32	(0.14)	(0.52)	(0.66)	$10.24	14.55%		$3,118,589	1.21%	1.31%	1.21%	41.00%
Year Ended October 31, 2016	$9.86	0.05	0.10	0.15	(0.07)	(0.36)	(0.43)	$9.58	1.77%		$2,661,689	1.20%	0.52%	1.20%	19.19%
Year Ended October 31, 2015	$10.46	0.09	(0.14)	(0.05)	(0.13)	(0.42)	(0.55)	$9.86	(0.47%	)	$2,034,952	1.20%	0.91%	1.20%	11.50%
Year Ended October 31, 2014	$10.29	0.08	0.51	0.59	(0.11)	(0.31)	(0.42)	$10.46	5.88%		$1,839,120	1.17%	0.82%	1.17%	14.81%
Year Ended October 31, 2013	$9.17	0.06	1.46	1.52	(0.09)	(0.31)	(0.40)	$10.29	17.18%		$1,869,454	1.13%	0.57%	1.13%	17.23%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$10.31	0.08	0.06	0.14	(0.09)	(0.65)	(0.74)	$9.71	1.31%		$70,443,349	0.88%	1.60%	0.88%	19.97%
Year Ended October 31, 2017	$9.64	0.16	1.20	1.36	(0.17)	(0.52)	(0.69)	$10.31	14.84%		$78,423,274	0.88%	1.66%	0.88%	41.00%
Year Ended October 31, 2016	$9.91	0.08	0.10	0.18	(0.09)	(0.36)	(0.45)	$9.64	2.13%		$81,876,794	0.88%	0.89%	0.88%	19.19%
Year Ended October 31, 2015	$10.50	0.13	(0.15)	(0.02)	(0.15)	(0.42)	(0.57)	$9.91	(0.14%	)	$94,100,551	0.88%	1.27%	0.88%	11.50%
Year Ended October 31, 2014	$10.32	0.11	0.51	0.62	(0.13)	(0.31)	(0.44)	$10.50	6.20%		$107,412,528	0.88%	1.05%	0.88%	14.81%
Year Ended October 31, 2013	$9.19	0.09	1.45	1.54	(0.10)	(0.31)	(0.41)	$10.32	17.43%		$93,768,765	0.88%	0.93%	0.88%	17.23%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$10.41	0.12	0.06	0.18	(0.13)	(0.65)	(0.78)	$9.81	1.68%		$72,578,173	0.13%	2.44%	0.13%	19.97%
Year Ended October 31, 2017	$9.73	0.25	1.19	1.44	(0.24)	(0.52)	(0.76)	$10.41	15.67%		$85,913,862	0.13%	2.48%	0.13%	41.00%
Year Ended October 31, 2016	$10.00	0.15	0.11	0.26	(0.17)	(0.36)	(0.53)	$9.73	2.89%		$83,247,797	0.13%	1.61%	0.13%	19.19%
Year Ended October 31, 2015	$10.59	0.20	(0.14)	0.06	(0.23)	(0.42)	(0.65)	$10.00	0.63%		$67,863,127	0.13%	1.94%	0.13%	11.50%
Year Ended October 31, 2014	$10.40	0.18	0.53	0.71	(0.21)	(0.31)	(0.52)	$10.59	7.03%		$57,449,074	0.13%	1.70%	0.13%	14.81%
Year Ended October 31, 2013	$9.26	0.16	1.46	1.62	(0.17)	(0.31)	(0.48)	$10.40	18.28%		$31,917,185	0.13%	1.61%	0.13%	17.23%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.36	0.10	0.06	0.16	(0.12)	(0.65)	(0.77)	$9.75	1.46%		$115,513,988	0.38%	2.09%	0.38%	19.97%
Year Ended October 31, 2017	$9.68	0.21	1.21	1.42	(0.22)	(0.52)	(0.74)	$10.36	15.46%		$112,765,384	0.38%	2.13%	0.38%	41.00%
Year Ended October 31, 2016	$9.95	0.13	0.10	0.23	(0.14)	(0.36)	(0.50)	$9.68	2.64%		$101,891,319	0.38%	1.37%	0.38%	19.19%
Year Ended October 31, 2015	$10.55	0.17	(0.14)	0.03	(0.21)	(0.42)	(0.63)	$9.95	0.28%		$101,137,631	0.38%	1.72%	0.38%	11.50%
Year Ended October 31, 2014	$10.36	0.16	0.52	0.68	(0.18)	(0.31)	(0.49)	$10.55	6.80%		$94,761,257	0.38%	1.56%	0.38%	14.81%
Year Ended October 31, 2013	$9.22	0.13	1.47	1.60	(0.15)	(0.31)	(0.46)	$10.36	18.07%		$77,247,913	0.38%	1.38%	0.38%	17.23%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

41

Fund Overview	Nationwide Destination 2030 Fund

Asset Allocation†

Equity Funds	73.1%
Fixed Income Funds	20.5%
Investment Contract	4.0%
Alternative Assets	2.4%
Repurchase Agreement	0.5%
Money Market Fund††	0.0%
Liabilities in excess of other assets	(0.5)%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	32.3%
Nationwide International Index Fund, Class R6	20.5%
Nationwide Bond Index Fund, Class R6	12.9%
Nationwide Mid Cap Market Index Fund, Class R6	10.0%
Nationwide Core Plus Bond Fund, Class R6	6.0%
iShares Core MSCI Emerging Markets ETF	5.4%
Nationwide Small Cap Index Fund, Class R6	4.5%
Nationwide Contract	3.9%
Nationwide Amundi Strategic Income Fund, Class R6	2.5%
Nationwide Inflation-Protected Securities Fund, Class R6	1.0%
Other Holdings*	1.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

42

Shareholder Expense Example	Nationwide Destination 2030 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2030 Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 04/30/18	Expenses Paid During Period ($) 11/1/17 - 04/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 04/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,017.10	3.10	0.62
	Hypothetical	(b)(c)	1,000.00	1,021.72	3.11	0.62
Class C Shares	Actual	(b)	1,000.00	1,013.50	5.84	1.17
	Hypothetical	(b)(c)	1,000.00	1,018.99	5.86	1.17
Class R Shares	Actual	(b)	1,000.00	1,014.80	4.40	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares	Actual	(b)	1,000.00	1,019.50	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,017.30	1.90	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

43

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Destination 2030 Fund

Investment Companies 90.1%

	Shares	Value

Alternative Assets 2.4%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	726,291	$7,509,844

Total Alternative Assets (cost $7,578,914)		7,509,844

Equity Funds 67.7%
Nationwide International Index Fund, Class R6 (a)	7,344,905	62,872,389
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,712,672	30,519,821
Nationwide S&P 500 Index Fund, Class R6 (a)	6,172,508	99,007,020
Nationwide Small Cap Index Fund, Class R6 (a)	985,582	13,916,418

Total Equity Funds (cost $190,633,780)		206,315,648

Fixed Income Funds 20.0%
Nationwide Bond Index Fund, Class R6 (a)	3,719,105	39,645,663
Nationwide Core Plus Bond Fund, Class R6 (a)	1,833,932	18,229,280
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	307,165	2,988,717

Total Fixed Income Funds (cost $62,519,542)		60,863,660

Total Investment Companies (cost $260,732,236)		274,689,152

Exchange Traded Funds 5.9%
Equity Fund 5.4%
iShares Core MSCI Emerging Markets ETF	290,160	16,495,596

Fixed Income Fund 0.5%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	17,890	1,533,173

Total Exchange Traded Funds (cost $17,682,434)		18,028,769

Investment Contract 4.0%

	Principal Amount

Nationwide Contract, 2.75% (a)(c)(d)(e)	$12,082,169	12,082,169

Total Investment Contract (cost $12,082,169)		12,082,169

Short-Term Investment 0.0%†

	Shares	Value

Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (f)	104,066	$104,066

Total Short-Term Investment (cost $104,066)		104,066

Repurchase Agreement 0.5%

	Principal Amount

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $1,445,715, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $1,474,560. (g)(h)	$1,445,647	1,445,647

Total Repurchase Agreement (cost $1,445,647)		1,445,647

Total Investments (cost $292,046,552) — 100.5%		306,349,803

Liabilities in excess of other assets — (0.5)%		(1,510,669)

NET ASSETS — 100.0%		$304,839,134

(a)	Investment in affiliate.

(b)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $1,517,833, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $104,066 and $1,445,647, respectively, a total value of $1,549,713.

(c)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(d)	Value determined using significant unobservable inputs.

(e)	Fair valued security.

(f)	Represents 7-day effective yield as of April 30, 2018.

(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $1,549,713.

(h)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

44

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Destination 2030 Fund
Assets:
Investment securities of affiliated issuers, at value (cost $272,814,405)	$286,771,321
Investment securities of unaffiliated issuers, at value* (cost $17,786,500)	18,132,835
Repurchase agreement, at value (cost $1,445,647)	1,445,647
Cash	79,713
Security lending income receivable	841
Receivable for capital shares issued	264,030

Total Assets	306,694,387

Liabilities:
Payable for investments purchased	159,225
Payable for capital shares redeemed	25,621
Payable upon return of securities loaned (Note 2)	1,549,713
Accrued expenses and other payables:
Investment advisory fees	32,588
Distribution fees	40,956
Administrative servicing fees	46,535
Trustee fees	448
Professional fees	167

Total Liabilities	1,855,253

Net Assets	$304,839,134

Represented by:
Capital	$272,174,202
Accumulated distributions in excess of net investment income	(328,257)
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	18,689,938
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	13,956,916
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	346,335

Net Assets	$304,839,134

Net Assets:
Class A Shares	$39,988,480
Class C Shares	1,912,775
Class R Shares	74,630,944
Class R6 Shares	69,772,662
Institutional Service Class Shares	118,534,273

Total	$304,839,134

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	4,223,974
Class C Shares	204,401
Class R Shares	7,931,679
Class R6 Shares	7,317,496
Institutional Service Class Shares	12,503,352

Total	32,180,902

45

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Destination 2030 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.47
Class C Shares (b)	$9.36
Class R Shares	$9.41
Class R6 Shares	$9.54
Institutional Service Class Shares	$9.48
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.05

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $1,517,833 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

46

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Destination 2030 Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$3,377,885
Dividend income from unaffiliated issuers	286,486
Interest income from affiliated issuers	171,008
Other income	968
Income from securities lending (Note 2)	841

Total Income	3,837,188

EXPENSES:
Investment advisory fees	201,798
Distribution fees Class A	48,154
Distribution fees Class C	9,953
Distribution fees Class R	197,170
Administrative servicing fees Class A	46,228
Administrative servicing fees Class C	398
Administrative servicing fees Class R	98,585
Administrative servicing fees Institutional Service Class	143,429
Professional fees	2,091
Trustee fees	4,544

Total Expenses	752,350

NET INVESTMENT INCOME	3,084,838

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	14,178,371
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	5,873,377
Transactions in investment securities of unaffiliated issuers	72,846

Net realized gains	20,124,594

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(17,259,892)
Investment securities of unaffiliated issuers	(255,617)

Net change in unrealized appreciation/depreciation	(17,515,509)

Net realized/unrealized gains	2,609,085

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,693,923

The accompanying notes are an integral part of these financial statements.

47

Statements of Changes in Net Assets

	Nationwide Destination 2030 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$3,084,838	$6,181,810
Net realized gains	20,124,594	21,560,186
Net change in unrealized appreciation/depreciation	(17,515,509)	20,489,033

Change in net assets resulting from operations	5,693,923	48,231,029

Distributions to Shareholders From:
Net investment income:
Class A	(392,454)	(666,931)
Class C	(15,998)	(26,657)
Class R	(743,038)	(1,368,257)
Class R6 (a)	(1,090,998)	(1,973,096)
Institutional Service Class	(1,320,102)	(2,148,943)
Net realized gains:
Class A	(2,394,769)	(1,894,984)
Class C	(131,935)	(106,938)
Class R	(5,231,799)	(4,937,057)
Class R6 (a)	(5,621,215)	(4,851,588)
Institutional Service Class	(7,211,610)	(5,744,437)

Change in net assets from shareholder distributions	(24,153,918)	(23,718,888)

Change in net assets from capital transactions	(784,431)	10,432,902

Change in net assets	(19,244,426)	34,945,043

Net Assets:
Beginning of period	324,083,560	289,138,517

End of period	$304,839,134	$324,083,560

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(328,257)	$149,495

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,655,413	$10,650,814
Dividends reinvested	2,787,223	2,561,915
Cost of shares redeemed	(6,764,342)	(4,978,991)

Total Class A Shares	678,294	8,233,738

Class C Shares
Proceeds from shares issued	7,726	145,796
Dividends reinvested	145,941	133,595
Cost of shares redeemed	(118,712)	(175,614)

Total Class C Shares	34,955	103,777

Class R Shares
Proceeds from shares issued	2,992,864	6,459,663
Dividends reinvested	5,974,837	6,305,314
Cost of shares redeemed	(12,762,376)	(20,170,128)

Total Class R Shares	(3,794,675)	(7,405,151)

48

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2030 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$8,735,708	$18,047,235
Dividends reinvested	6,712,213	6,824,684
Cost of shares redeemed	(26,134,656)	(24,723,661)

Total Class R6 Shares	(10,686,735)	148,258

Institutional Service Class Shares
Proceeds from shares issued	13,628,520	25,301,703
Dividends reinvested	8,531,712	7,893,380
Cost of shares redeemed	(9,176,502)	(23,842,803)

Total Institutional Service Class Shares	12,983,730	9,352,280

Change in net assets from capital transactions	$(784,431)	$10,432,902

SHARE TRANSACTIONS:
Class A Shares
Issued	479,902	1,118,941
Reinvested	292,686	280,466
Redeemed	(677,082)	(524,711)

Total Class A Shares	95,506	874,696

Class C Shares
Issued	756	15,698
Reinvested	15,493	14,808
Redeemed	(12,575)	(18,621)

Total Class C Shares	3,674	11,885

Class R Shares
Issued	310,156	680,085
Reinvested	630,823	695,929
Redeemed	(1,308,679)	(2,130,671)

Total Class R Shares	(367,700)	(754,657)

Class R6 Shares (a)
Issued	867,879	1,891,452
Reinvested	699,625	741,615
Redeemed	(2,675,676)	(2,628,672)

Total Class R6 Shares	(1,108,172)	4,395

Institutional Service Class Shares
Issued	1,397,663	2,645,750
Reinvested	894,855	863,022
Redeemed	(915,401)	(2,496,684)

Total Institutional Service Class Shares	1,377,117	1,012,088

Total change in shares	425	1,148,407

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

49

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2030 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.06	0.09	0.09	0.18	(0.11)	(0.66)	(0.77)	$9.47	1.71%		$39,988,480	0.62%	1.76%	0.62%	18.04%
Year Ended October 31, 2017	$9.31	0.18	1.32	1.50	(0.18)	(0.57)	(0.75)	$10.06	17.02%		$41,549,136	0.62%	1.84%	0.62%	42.26%
Year Ended October 31, 2016	$9.61	0.10	0.09	0.19	(0.11)	(0.38)	(0.49)	$9.31	2.33%		$30,305,410	0.62%	1.04%	0.62%	17.46%
Year Ended October 31, 2015	$10.49	0.14	(0.12)	0.02	(0.18)	(0.72)	(0.90)	$9.61	0.14%		$23,920,959	0.60%	1.46%	0.60%	10.87%
Year Ended October 31, 2014	$10.49	0.14	0.55	0.69	(0.14)	(0.55)	(0.69)	$10.49	6.98%		$19,436,264	0.64%	1.37%	0.64%	21.24%
Year Ended October 31, 2013	$9.17	0.12	1.70	1.82	(0.13)	(0.37)	(0.50)	$10.49	20.74%		$49,286,478	0.63%	1.22%	0.63%	18.67%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.96	0.06	0.08	0.14	(0.08)	(0.66)	(0.74)	$9.36	1.35%		$1,912,775	1.17%	1.28%	1.17%	18.04%
Year Ended October 31, 2017	$9.23	0.12	1.32	1.44	(0.14)	(0.57)	(0.71)	$9.96	16.39%		$1,998,934	1.17%	1.31%	1.17%	42.26%
Year Ended October 31, 2016	$9.53	0.05	0.10	0.15	(0.07)	(0.38)	(0.45)	$9.23	1.83%		$1,742,857	1.17%	0.53%	1.17%	17.46%
Year Ended October 31, 2015	$10.42	0.09	(0.13)	(0.04)	(0.13)	(0.72)	(0.85)	$9.53	(0.43%	)	$1,663,876	1.16%	0.97%	1.16%	10.87%
Year Ended October 31, 2014	$10.45	0.08	0.55	0.63	(0.11)	(0.55)	(0.66)	$10.42	6.39%		$1,672,313	1.15%	0.77%	1.15%	21.24%
Year Ended October 31, 2013	$9.13	0.07	1.71	1.78	(0.09)	(0.37)	(0.46)	$10.45	20.32%		$1,400,404	1.13%	0.71%	1.13%	18.67%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$10.01	0.08	0.07	0.15	(0.09)	(0.66)	(0.75)	$9.41	1.48%		$74,630,944	0.88%	1.58%	0.88%	18.04%
Year Ended October 31, 2017	$9.26	0.16	1.32	1.48	(0.16)	(0.57)	(0.73)	$10.01	16.81%		$83,044,007	0.88%	1.63%	0.88%	42.26%
Year Ended October 31, 2016	$9.56	0.08	0.09	0.17	(0.09)	(0.38)	(0.47)	$9.26	2.05%		$83,871,705	0.89%	0.85%	0.89%	17.46%
Year Ended October 31, 2015	$10.44	0.12	(0.12)	–	(0.16)	(0.72)	(0.88)	$9.56	(0.11%	)	$101,958,591	0.88%	1.25%	0.88%	10.87%
Year Ended October 31, 2014	$10.46	0.10	0.56	0.66	(0.13)	(0.55)	(0.68)	$10.44	6.69%		$113,908,367	0.88%	0.99%	0.88%	21.24%
Year Ended October 31, 2013	$9.14	0.09	1.71	1.80	(0.11)	(0.37)	(0.48)	$10.46	20.52%		$96,468,521	0.88%	0.95%	0.88%	18.67%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$10.13	0.12	0.08	0.20	(0.13)	(0.66)	(0.79)	$9.54	1.95%		$69,772,662	0.13%	2.44%	0.13%	18.04%
Year Ended October 31, 2017	$9.37	0.23	1.33	1.56	(0.23)	(0.57)	(0.80)	$10.13	17.58%		$85,367,548	0.13%	2.42%	0.13%	42.26%
Year Ended October 31, 2016	$9.67	0.14	0.10	0.24	(0.16)	(0.38)	(0.54)	$9.37	2.81%		$78,906,228	0.13%	1.56%	0.13%	17.46%
Year Ended October 31, 2015	$10.54	0.19	(0.11)	0.08	(0.23)	(0.72)	(0.95)	$9.67	0.71%		$63,680,263	0.13%	1.90%	0.13%	10.87%
Year Ended October 31, 2014	$10.55	0.18	0.57	0.75	(0.21)	(0.55)	(0.76)	$10.54	7.51%		$47,412,593	0.13%	1.69%	0.13%	21.24%
Year Ended October 31, 2013	$9.22	0.16	1.72	1.88	(0.18)	(0.37)	(0.55)	$10.55	21.34%		$30,335,443	0.13%	1.62%	0.13%	18.67%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.08	0.10	0.08	0.18	(0.12)	(0.66)	(0.78)	$9.48	1.73%		$118,534,273	0.38%	2.06%	0.38%	18.04%
Year Ended October 31, 2017	$9.32	0.20	1.34	1.54	(0.21)	(0.57)	(0.78)	$10.08	17.39%		$112,123,935	0.38%	2.08%	0.38%	42.26%
Year Ended October 31, 2016	$9.62	0.12	0.09	0.21	(0.13)	(0.38)	(0.51)	$9.32	2.56%		$94,312,317	0.38%	1.31%	0.38%	17.46%
Year Ended October 31, 2015	$10.50	0.17	(0.13)	0.04	(0.20)	(0.72)	(0.92)	$9.62	0.36%		$90,523,983	0.38%	1.70%	0.38%	10.87%
Year Ended October 31, 2014	$10.51	0.16	0.56	0.72	(0.18)	(0.55)	(0.73)	$10.50	7.27%		$81,083,707	0.38%	1.50%	0.38%	21.24%
Year Ended October 31, 2013	$9.18	0.14	1.71	1.85	(0.15)	(0.37)	(0.52)	$10.51	21.14%		$63,959,756	0.38%	1.41%	0.38%	18.67%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

50

Fund Overview	Nationwide Destination 2035 Fund

Asset Allocation†

Equity Funds	80.0%
Fixed Income Funds	14.5%
Investment Contract	3.0%
Alternative Assets	2.5%
Repurchase Agreement	0.9%
Money Market Fund	0.1%
Liabilities in excess of other assets	(1.0)%
100.0%

Top Holdings††

Nationwide S&P 500 Index Fund, Class R6	35.2%
Nationwide International Index Fund, Class R6	21.3%
Nationwide Mid Cap Market Index Fund, Class R6	10.8%
Nationwide Bond Index Fund, Class R6	10.4%
iShares Core MSCI Emerging Markets ETF	6.4%
Nationwide Small Cap Index Fund, Class R6	5.5%
Nationwide Contract	3.0%
Nationwide Core Plus Bond Fund, Class R6	2.9%
Nationwide Amundi Strategic Income Fund, Class R6	2.5%
iShares iBoxx $ High Yield Corporate Bond ETF	1.0%
Other Holdings*	1.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

51

Shareholder Expense Example	Nationwide Destination 2035 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2035 Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 4/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,018.50	3.15	0.63
	Hypothetical	(b)(c)	1,000.00	1,021.67	3.16	0.63
Class C Shares	Actual	(b)	1,000.00	1,015.10	6.10	1.22
	Hypothetical	(b)(c)	1,000.00	1,018.74	6.11	1.22
Class R Shares	Actual	(b)	1,000.00	1,016.30	4.40	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares	Actual	(b)	1,000.00	1,019.90	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,018.80	1.90	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

52

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Destination 2035 Fund

Investment Companies 89.6%

	Shares	Value

Alternative Assets 2.5%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	619,882	$6,409,578

Total Alternative Assets (cost $6,467,818)		6,409,578

Equity Funds 73.6%
Nationwide International Index Fund, Class R6 (a)	6,484,981	55,511,439
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,587,378	28,287,079
Nationwide S&P 500 Index Fund, Class R6 (a)	5,710,896	91,602,771
Nationwide Small Cap Index Fund, Class R6 (a)	1,009,119	14,248,756

Total Equity Funds (cost $176,481,651)		189,650,045

Fixed Income Funds 13.5%
Nationwide Bond Index Fund, Class R6 (a)	2,552,870	27,213,596
Nationwide Core Plus Bond Fund, Class R6 (a)	773,419	7,687,785

Total Fixed Income Funds (cost $35,957,400)		34,901,381

Total Investment Companies (cost $218,906,869)		230,961,004

Exchange Traded Funds 7.4%
Equity Fund 6.4%
iShares Core MSCI Emerging Markets ETF	292,670	16,638,289

Fixed Income Fund 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	29,856	2,558,659

Total Exchange Traded Funds (cost $18,885,203)		19,196,948

Investment Contract 3.0%

	Principal Amount

Nationwide Contract, 2.75% (a)(c)(d)(e)	$7,718,399	7,718,399

Total Investment Contract (cost $7,718,399)		7,718,399

Short-Term Investment 0.1%

	Shares	Value

Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (f)(g)	173,670	$173,670

Total Short-Term Investment (cost $173,670)		173,670

Repurchase Agreement 0.9%

	Principal Amount

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $2,412,681, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $2,460,819. (g)(h)	$2,412,568	2,412,568

Total Repurchase Agreement (cost $2,412,568)		2,412,568

Total Investments (cost $248,096,709) — 101.0%		260,462,589

Liabilities in excess of other assets — (1.0)%		(2,687,564)

NET ASSETS — 100.0%		$257,775,025

(a)	Investment in affiliate.

(b)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $2,533,035, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $173,670 and $2,412,568, respectively, a total value of $2,586,238.

(c)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(d)	Value determined using significant unobservable inputs.

(e)	Fair valued security.

(f)	Represents 7-day effective yield as of April 30, 2018.

(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $2,586,238.

(h)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

53

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Destination 2035 Fund
Assets:
Investment securities of affiliated issuers, at value (cost $226,625,268)	$238,679,403
Investment securities of unaffiliated issuers, at value* (cost $19,058,873)	19,370,618
Repurchase agreement, at value (cost $2,412,568)	2,412,568
Security lending income receivable	1,403
Receivable for investments sold	412,263
Receivable for capital shares issued	178,049

Total Assets	261,054,304

Liabilities:
Payable for capital shares redeemed	590,379
Payable upon return of securities loaned (Note 2)	2,586,238
Accrued expenses and other payables:
Investment advisory fees	27,618
Distribution fees	38,102
Administrative servicing fees	36,451
Trustee fees	379
Professional fees	112

Total Liabilities	3,279,279

Net Assets	$257,775,025

Represented by:
Capital	$230,225,469
Accumulated distributions in excess of net investment income	(380,880)
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	15,564,556
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	12,054,135
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	311,745

Net Assets	$257,775,025

Net Assets:
Class A Shares	$42,394,119
Class C Shares	1,778,872
Class R Shares	67,804,607
Class R6 Shares	50,662,906
Institutional Service Class Shares	95,134,521

Total	$257,775,025

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	4,169,613
Class C Shares	178,381
Class R Shares	6,711,509
Class R6 Shares	4,947,108
Institutional Service Class Shares	9,344,803

Total	25,351,414

54

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Destination 2035 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.17
Class C Shares (b)	$9.97
Class R Shares	$10.10
Class R6 Shares	$10.24
Institutional Service Class Shares	$10.18
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.79

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $2,533,035 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

55

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Destination 2035 Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$2,799,141
Dividend income from unaffiliated issuers	272,147
Interest income from affiliated issuers	107,670
Income from securities lending (Note 2)	1,403
Other income	726

Total Income	3,181,087

EXPENSES:
Investment advisory fees	169,469
Distribution fees Class A	50,676
Distribution fees Class C	11,027
Distribution fees Class R	174,693
Administrative servicing fees Class A	49,375
Administrative servicing fees Class C	924
Administrative servicing fees Class R	87,346
Administrative servicing fees Institutional Service Class	117,222
Professional fees	1,723
Trustee fees	3,789

Total Expenses	666,244

NET INVESTMENT INCOME	2,514,843

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	12,797,336
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	3,637,223
Transactions in investment securities of unaffiliated issuers	64,098

Net realized gains	16,498,657

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(13,673,317)
Investment securities of unaffiliated issuers	(250,275)

Net change in unrealized appreciation/depreciation	(13,923,592)

Net realized/unrealized gains	2,575,065

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,089,908

The accompanying notes are an integral part of these financial statements.

56

Statements of Changes in Net Assets

	Nationwide Destination 2035 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$2,514,843	$4,868,233
Net realized gains	16,498,657	17,619,061
Net change in unrealized appreciation/depreciation	(13,923,592)	19,543,523

Change in net assets resulting from operations	5,089,908	42,030,817

Distributions to Shareholders From:
Net investment income:
Class A	(420,177)	(594,186)
Class C	(20,527)	(32,815)
Class R	(659,555)	(1,186,524)
Class R6 (a)	(774,220)	(1,376,085)
Institutional Service Class	(1,087,475)	(1,733,740)
Net realized gains:
Class A	(2,508,365)	(1,570,976)
Class C	(163,647)	(127,192)
Class R	(4,545,154)	(4,068,702)
Class R6 (a)	(3,889,211)	(3,352,164)
Institutional Service Class	(5,855,838)	(4,568,593)

Change in net assets from shareholder distributions	(19,924,169)	(18,610,977)

Change in net assets from capital transactions	6,873,283	11,735,134

Change in net assets	(7,960,978)	35,154,974

Net Assets:
Beginning of period	265,736,003	230,581,029

End of period	$257,775,025	$265,736,003

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(380,880)	$66,231

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$5,807,337	$11,549,787
Dividends reinvested	2,928,414	2,165,043
Cost of shares redeemed	(3,357,677)	(4,261,089)

Total Class A Shares	5,378,074	9,453,741

Class C Shares
Proceeds from shares issued	52,300	187,682
Dividends reinvested	184,174	160,007
Cost of shares redeemed	(789,508)	(211,068)

Total Class C Shares	(553,034)	136,621

Class R Shares
Proceeds from shares issued	3,810,067	8,190,471
Dividends reinvested	5,204,709	5,255,226
Cost of shares redeemed	(9,729,434)	(16,146,903)

Total Class R Shares	(714,658)	(2,701,206)

57

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2035 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$9,865,442	$15,348,184
Dividends reinvested	4,663,431	4,728,249
Cost of shares redeemed	(19,931,515)	(20,962,148)

Total Class R6 Shares	(5,402,642)	(885,715)

Institutional Service Class Shares
Proceeds from shares issued	8,261,326	18,368,517
Dividends reinvested	6,943,313	6,302,333
Cost of shares redeemed	(7,039,096)	(18,939,157)

Total Institutional Service Class Shares	8,165,543	5,731,693

Change in net assets from capital transactions	$6,873,283	$11,735,134

SHARE TRANSACTIONS:
Class A Shares
Issued	556,013	1,141,103
Reinvested	286,454	222,451
Redeemed	(316,292)	(417,668)

Total Class A Shares	526,175	945,886

Class C Shares
Issued	5,148	18,924
Reinvested	18,344	16,781
Redeemed	(78,662)	(21,170)

Total Class C Shares	(55,170)	14,535

Class R Shares
Issued	368,223	808,849
Reinvested	512,213	544,780
Redeemed	(926,332)	(1,603,172)

Total Class R Shares	(45,896)	(249,543)

Class R6 Shares (a)
Issued	920,882	1,510,072
Reinvested	452,993	482,888
Redeemed	(1,897,534)	(2,093,883)

Total Class R6 Shares	(523,659)	(100,923)

Institutional Service Class Shares
Issued	789,462	1,806,909
Reinvested	678,439	647,438
Redeemed	(657,210)	(1,863,257)

Total Institutional Service Class Shares	810,691	591,090

Total change in shares	712,141	1,201,045

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

58

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2035 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.78	0.09	0.12	0.21	(0.12)	(0.70)	(0.82)	$10.17	1.85%	$42,394,119	0.63%	1.74%	0.63%	19.53%
Year Ended October 31, 2017	$9.84	0.18	1.52	1.70	(0.19)	(0.57)	(0.76)	$10.78	18.26%	$39,291,194	0.61%	1.76%	0.61%	42.82%
Year Ended October 31, 2016	$10.19	0.09	0.12	0.21	(0.12)	(0.44)	(0.56)	$9.84	2.29%	$26,536,014	0.61%	0.96%	0.61%	11.83%
Year Ended October 31, 2015	$10.81	0.15	(0.13)	0.02	(0.19)	(0.45)	(0.64)	$10.19	0.19%	$19,294,536	0.60%	1.45%	0.60%	9.35%
Year Ended October 31, 2014	$10.67	0.15	0.60	0.75	(0.16)	(0.45)	(0.61)	$10.81	7.27%	$14,166,361	0.62%	1.38%	0.62%	8.21%
Year Ended October 31, 2013	$9.09	0.12	1.91	2.03	(0.14)	(0.31)	(0.45)	$10.67	23.24%	$16,026,739	0.63%	1.25%	0.63%	18.63%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.59	0.07	0.10	0.17	(0.09)	(0.70)	(0.79)	$9.97	1.51%	$1,778,872	1.22%	1.37%	1.22%	19.53%
Year Ended October 31, 2017	$9.69	0.12	1.49	1.61	(0.14)	(0.57)	(0.71)	$10.59	17.56%	$2,474,172	1.22%	1.22%	1.22%	42.82%
Year Ended October 31, 2016	$10.06	0.04	0.10	0.14	(0.07)	(0.44)	(0.51)	$9.69	1.62%	$2,122,005	1.22%	0.39%	1.22%	11.83%
Year Ended October 31, 2015	$10.69	0.09	(0.13)	(0.04)	(0.14)	(0.45)	(0.59)	$10.06	(0.42%)	$1,798,184	1.22%	0.88%	1.22%	9.35%
Year Ended October 31, 2014	$10.57	0.07	0.61	0.68	(0.11)	(0.45)	(0.56)	$10.69	6.69%	$1,743,485	1.18%	0.70%	1.18%	8.21%
Year Ended October 31, 2013	$9.02	0.07	1.89	1.96	(0.10)	(0.31)	(0.41)	$10.57	22.57%	$1,384,187	1.13%	0.76%	1.13%	18.63%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$10.72	0.08	0.10	0.18	(0.10)	(0.70)	(0.80)	$10.10	1.63%	$67,804,607	0.88%	1.55%	0.88%	19.53%
Year Ended October 31, 2017	$9.79	0.16	1.51	1.67	(0.17)	(0.57)	(0.74)	$10.72	17.98%	$72,435,575	0.88%	1.59%	0.88%	42.82%
Year Ended October 31, 2016	$10.14	0.07	0.11	0.18	(0.09)	(0.44)	(0.53)	$9.79	2.02%	$68,573,083	0.88%	0.76%	0.88%	11.83%
Year Ended October 31, 2015	$10.76	0.13	(0.14)	(0.01)	(0.16)	(0.45)	(0.61)	$10.14	(0.11%)	$77,992,434	0.88%	1.23%	0.88%	9.35%
Year Ended October 31, 2014	$10.63	0.11	0.61	0.72	(0.14)	(0.45)	(0.59)	$10.76	6.99%	$86,976,458	0.88%	1.01%	0.88%	8.21%
Year Ended October 31, 2013	$9.06	0.10	1.89	1.99	(0.11)	(0.31)	(0.42)	$10.63	22.91%	$75,700,964	0.88%	1.00%	0.88%	18.63%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$10.86	0.13	0.09	0.22	(0.14)	(0.70)	(0.84)	$10.24	1.99%	$50,662,906	0.13%	2.40%	0.13%	19.53%
Year Ended October 31, 2017	$9.90	0.25	1.52	1.77	(0.24)	(0.57)	(0.81)	$10.86	18.90%	$59,393,228	0.13%	2.40%	0.13%	42.82%
Year Ended October 31, 2016	$10.25	0.14	0.11	0.25	(0.16)	(0.44)	(0.60)	$9.90	2.76%	$55,139,685	0.13%	1.49%	0.13%	11.83%
Year Ended October 31, 2015	$10.86	0.20	(0.12)	0.08	(0.24)	(0.45)	(0.69)	$10.25	0.73%	$47,002,891	0.13%	1.88%	0.13%	9.35%
Year Ended October 31, 2014	$10.72	0.18	0.63	0.81	(0.22)	(0.45)	(0.67)	$10.86	7.80%	$38,111,236	0.13%	1.66%	0.13%	8.21%
Year Ended October 31, 2013	$9.14	0.17	1.90	2.07	(0.18)	(0.31)	(0.49)	$10.72	23.71%	$21,472,047	0.13%	1.71%	0.13%	18.63%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.80	0.11	0.10	0.21	(0.13)	(0.70)	(0.83)	$10.18	1.88%	$95,134,521	0.38%	2.03%	0.38%	19.53%
Year Ended October 31, 2017	$9.85	0.21	1.52	1.73	(0.21)	(0.57)	(0.78)	$10.80	18.60%	$92,141,834	0.38%	2.02%	0.38%	42.82%
Year Ended October 31, 2016	$10.20	0.12	0.11	0.23	(0.14)	(0.44)	(0.58)	$9.85	2.52%	$78,210,242	0.38%	1.22%	0.38%	11.83%
Year Ended October 31, 2015	$10.82	0.17	(0.13)	0.04	(0.21)	(0.45)	(0.66)	$10.20	0.39%	$68,794,947	0.38%	1.67%	0.38%	9.35%
Year Ended October 31, 2014	$10.68	0.16	0.62	0.78	(0.19)	(0.45)	(0.64)	$10.82	7.58%	$59,581,592	0.38%	1.49%	0.38%	8.21%
Year Ended October 31, 2013	$9.10	0.14	1.91	2.05	(0.16)	(0.31)	(0.47)	$10.68	23.52%	$45,549,609	0.38%	1.44%	0.38%	18.63%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

59

Fund Overview	Nationwide Destination 2040 Fund

Asset Allocation†

Equity Funds	86.0%
Fixed Income Funds	12.1%
Investment Contract	2.0%
Repurchase Agreement	1.9%
Money Market Fund	0.1%
Liabilities in excess of other assets	(2.1)%
100.0%

Top Holdings††

Nationwide S&P 500 Index Fund, Class R6	37.7%
Nationwide International Index Fund, Class R6	21.1%
Nationwide Mid Cap Market Index Fund, Class R6	13.7%
Nationwide Bond Index Fund, Class R6	6.9%
iShares Core MSCI Emerging Markets ETF	6.3%
Nationwide Small Cap Index Fund, Class R6	5.4%
Nationwide Core Plus Bond Fund, Class R6	2.9%
Nationwide Contract	2.0%
iShares iBoxx $ High Yield Corporate Bond ETF	2.0%
Fidelity Investments Money Market Government Portfolio — Institutional Class	0.1%
BNP Paribas Securities Corp.	1.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

60

Shareholder Expense Example	Nationwide Destination 2040 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2040 Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 4/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,021.10	3.11	0.62
	Hypothetical	(b)(c)	1,000.00	1,021.72	3.11	0.62
Class C Shares	Actual	(b)	1,000.00	1,017.90	5.80	1.16
	Hypothetical	(b)(c)	1,000.00	1,019.04	5.81	1.16
Class R Shares	Actual	(b)	1,000.00	1,019.70	4.41	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares	Actual	(b)	1,000.00	1,023.30	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,022.10	1.91	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

61

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Destination 2040 Fund

Investment Companies 89.6%

	Shares	Value

Equity Funds 79.5%
Nationwide International Index Fund, Class R6 (a)	5,240,978	$44,862,775
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,634,686	29,130,097
Nationwide S&P 500 Index Fund, Class R6 (a)	5,005,410	80,286,769
Nationwide Small Cap Index Fund, Class R6 (a)	813,956	11,493,064

Total Equity Funds (cost $155,055,380)		165,772,705

Fixed Income Funds 10.1%
Nationwide Bond Index Fund, Class R6 (a)	1,374,622	14,653,466
Nationwide Core Plus Bond Fund, Class R6 (a)	633,452	6,296,508

Total Fixed Income Funds (cost $21,536,473)		20,949,974

Total Investment Companies (cost $176,591,853)		186,722,679

Exchange Traded Funds 8.5%
Equity Fund 6.5%
iShares Core MSCI Emerging Markets ETF	237,522	13,503,126

Fixed Income Fund 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF (b)	48,902	4,190,901

Total Exchange Traded Funds (cost $17,502,092)		17,694,027

Investment Contract 2.0%

	Principal Amount

Nationwide Contract, 2.75% (a)(c)(d)(e)	$4,193,440	4,193,440

Total Investment Contract (cost $4,193,440)		4,193,440

Short-Term Investment 0.1%

	Shares

Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (f)(g)	284,457	284,457

Total Short-Term Investment (cost $284,457)		284,457

Repurchase Agreement 1.9%

	Principal Amount	Value

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $3,951,778, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $4,030,625. (g)(h)	$3,951,593	$3,951,593

Total Repurchase Agreement (cost $3,951,593)		3,951,593

Total Investments (cost $202,523,435) — 102.1%		212,846,196

Liabilities in excess of other assets — (2.1)%		(4,313,675)

NET ASSETS — 100.0%		$208,532,521

(a)	Investment in affiliate.

(b)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $4,148,908, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $284,457 and $3,951,593, respectively, a total value of $4,236,050.

(c)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(d)	Value determined using significant unobservable inputs.

(e)	Fair valued security.

(f)	Represents 7-day effective yield as of April 30, 2018.

(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $4,236,050.

(h)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

62

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Destination 2040 Fund
Assets:
Investment securities of affiliated issuers, at value (cost $180,785,293)	$190,916,119
Investment securities of unaffiliated issuers, at value* (cost $17,786,549)	17,978,484
Repurchase agreement, at value (cost $3,951,593)	3,951,593
Cash	169,509
Security lending income receivable	2,298
Receivable for investments sold	287,445
Receivable for capital shares issued	88,304

Total Assets	213,393,752

Liabilities:
Payable for investments purchased	105,504
Payable for capital shares redeemed	439,754
Payable upon return of securities loaned (Note 2)	4,236,050
Accrued expenses and other payables:
Investment advisory fees	22,324
Distribution fees	29,042
Administrative servicing fees	28,186
Trustee fees	303
Professional fees	68

Total Liabilities	4,861,231

Net Assets	$208,532,521

Represented by:
Capital	$184,104,537
Accumulated distributions in excess of net investment income	(384,471)
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	14,489,694
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	10,130,826
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	191,935

Net Assets	$208,532,521

Net Assets:
Class A Shares	$33,028,588
Class C Shares	581,900
Class R Shares	52,576,845
Class R6 Shares	50,375,675
Institutional Service Class Shares	71,969,513

Total	$208,532,521

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	3,314,239
Class C Shares	58,754
Class R Shares	5,306,641
Class R6 Shares	5,012,646
Institutional Service Class Shares	7,185,395

Total	20,877,675

63

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Destination 2040 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.97
Class C Shares (b)	$9.90
Class R Shares	$9.91
Class R6 Shares	$10.05
Institutional Service Class Shares	$10.02
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.58

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $4,148,908 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

64

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Destination 2040 Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$2,271,024
Dividend income from unaffiliated issuers	239,251
Interest income from affiliated issuers	58,731
Income from securities lending (Note 2)	2,298
Other income	522

Total Income	2,571,826

EXPENSES:
Investment advisory fees	138,194
Distribution fees Class A	39,259
Distribution fees Class C	2,874
Distribution fees Class R	137,943
Administrative servicing fees Class A	37,752
Administrative servicing fees Class C	86
Administrative servicing fees Class R	68,972
Administrative servicing fees Institutional Service Class	88,639
Professional fees	1,416
Trustee fees	3,089

Total Expenses	518,224

NET INVESTMENT INCOME	2,053,602

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	11,274,341
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	3,674,586
Transactions in investment securities of unaffiliated issuers	105,832

Net realized gains	15,054,759

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(11,939,893)
Investment securities of unaffiliated issuers	(266,895)

Net change in unrealized appreciation/depreciation	(12,206,788)

Net realized/unrealized gains	2,847,971

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,901,573

The accompanying notes are an integral part of these financial statements.

65

Statements of Changes in Net Assets

	Nationwide Destination 2040 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$2,053,602	$3,650,868
Net realized gains	15,054,759	13,130,358
Net change in unrealized appreciation/depreciation	(12,206,788)	18,745,668

Change in net assets resulting from operations	4,901,573	35,526,894

Distributions to Shareholders From:
Net investment income:
Class A	(327,927)	(430,999)
Class C	(4,874)	(6,707)
Class R	(526,134)	(894,065)
Class R6 (a)	(777,556)	(1,217,650)
Institutional Service Class	(817,126)	(1,185,234)
Net realized gains:
Class A	(1,779,697)	(1,529,586)
Class C	(33,578)	(31,258)
Class R	(3,307,456)	(4,002,970)
Class R6 (a)	(3,547,083)	(3,628,322)
Institutional Service Class	(4,019,263)	(3,917,192)

Change in net assets from shareholder distributions	(15,140,694)	(16,843,983)

Change in net assets from capital transactions	1,223,026	14,388,833

Change in net assets	(9,016,095)	33,071,744

Net Assets:
Beginning of period	217,548,616	184,476,872

End of period	$208,532,521	$217,548,616

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(384,471)	$15,544

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$5,070,088	$8,665,078
Dividends reinvested	2,106,654	1,960,545
Cost of shares redeemed	(1,960,302)	(4,597,735)

Total Class A Shares	5,216,440	6,027,888

Class C Shares
Proceeds from shares issued	29,049	192,214
Dividends reinvested	38,452	37,965
Cost of shares redeemed	(18,939)	(10,423)

Total Class C Shares	48,562	219,756

Class R Shares
Proceeds from shares issued	2,544,835	5,973,417
Dividends reinvested	3,833,590	4,897,035
Cost of shares redeemed	(9,123,083)	(15,872,456)

Total Class R Shares	(2,744,658)	(5,002,004)

66

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2040 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$7,726,582	$14,024,123
Dividends reinvested	4,324,639	4,845,972
Cost of shares redeemed	(18,723,727)	(14,566,708)

Total Class R6 Shares	(6,672,506)	4,303,387

Institutional Service Class Shares
Proceeds from shares issued	6,846,454	13,928,097
Dividends reinvested	4,836,389	5,102,426
Cost of shares redeemed	(6,307,655)	(10,190,717)

Total Institutional Service Class Shares	5,375,188	8,839,806

Change in net assets from capital transactions	$1,223,026	$14,388,833

SHARE TRANSACTIONS:
Class A Shares
Issued	495,664	881,638
Reinvested	210,398	209,086
Redeemed	(189,622)	(459,872)

Total Class A Shares	516,440	630,852

Class C Shares
Issued	2,925	19,792
Reinvested	3,861	4,075
Redeemed	(1,888)	(1,085)

Total Class C Shares	4,898	22,782

Class R Shares
Issued	249,768	610,013
Reinvested	384,879	525,968
Redeemed	(890,501)	(1,636,659)

Total Class R Shares	(255,854)	(500,678)

Class R6 Shares (a)
Issued	735,411	1,424,428
Reinvested	428,390	512,266
Redeemed	(1,820,391)	(1,501,842)

Total Class R6 Shares	(656,590)	434,852

Institutional Service Class Shares
Issued	665,863	1,404,212
Reinvested	480,547	541,592
Redeemed	(598,620)	(1,030,607)

Total Institutional Service Class Shares	547,790	915,197

Total change in shares	156,684	1,503,005

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

67

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2040 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.48	0.09	0.13	0.22	(0.11)	(0.62)	(0.73)	$9.97	2.11%		$33,028,588	0.62%	1.71%	0.62%	16.98%
Year Ended October 31, 2017	$9.58	0.16	1.60	1.76	(0.18)	(0.68)	(0.86)	$10.48	19.45%		$29,312,155	0.61%	1.63%	0.61%	36.23%
Year Ended October 31, 2016	$9.93	0.10	0.08	0.18	(0.12)	(0.41)	(0.53)	$9.58	2.16%		$20,767,703	0.61%	1.04%	0.61%	14.85%
Year Ended October 31, 2015	$10.58	0.14	(0.09)	0.05	(0.19)	(0.51)	(0.70)	$9.93	0.51%		$16,051,732	0.58%	1.41%	0.58%	8.96%
Year Ended October 31, 2014	$10.50	0.15	0.60	0.75	(0.16)	(0.51)	(0.67)	$10.58	7.49%		$10,977,672	0.61%	1.44%	0.61%	10.00%
Year Ended October 31, 2013	$8.82	0.12	1.96	2.08	(0.14)	(0.26)	(0.40)	$10.50	24.40%		$13,346,054	0.63%	1.27%	0.63%	16.74%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.42	0.06	0.13	0.19	(0.09)	(0.62)	(0.71)	$9.90	1.79%		$581,900	1.16%	1.21%	1.16%	16.98%
Year Ended October 31, 2017	$9.55	0.11	1.58	1.69	(0.14)	(0.68)	(0.82)	$10.42	18.75%		$561,197	1.17%	1.12%	1.17%	36.23%
Year Ended October 31, 2016	$9.90	0.06	0.07	0.13	(0.07)	(0.41)	(0.48)	$9.55	1.61%		$296,849	1.17%	0.59%	1.17%	14.85%
Year Ended October 31, 2015	$10.55	0.09	(0.10)	(0.01)	(0.13)	(0.51)	(0.64)	$9.90	(0.14%	)	$499,411	1.17%	0.85%	1.17%	8.96%
Year Ended October 31, 2014	$10.48	0.08	0.62	0.70	(0.12)	(0.51)	(0.63)	$10.55	6.96%		$636,972	1.15%	0.76%	1.15%	10.00%
Year Ended October 31, 2013	$8.82	0.09	1.93	2.02	(0.10)	(0.26)	(0.36)	$10.48	23.65%		$541,780	1.13%	0.92%	1.13%	16.74%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$10.42	0.08	0.13	0.21	(0.10)	(0.62)	(0.72)	$9.91	1.97%		$52,576,845	0.88%	1.53%	0.88%	16.98%
Year Ended October 31, 2017	$9.54	0.14	1.57	1.71	(0.15)	(0.68)	(0.83)	$10.42	19.06%		$57,952,183	0.88%	1.45%	0.88%	36.23%
Year Ended October 31, 2016	$9.88	0.08	0.08	0.16	(0.09)	(0.41)	(0.50)	$9.54	1.97%		$57,839,326	0.89%	0.85%	0.89%	14.85%
Year Ended October 31, 2015	$10.53	0.12	(0.10)	0.02	(0.16)	(0.51)	(0.67)	$9.88	0.16%		$71,662,026	0.88%	1.23%	0.88%	8.96%
Year Ended October 31, 2014	$10.46	0.10	0.62	0.72	(0.14)	(0.51)	(0.65)	$10.53	7.20%		$77,985,896	0.88%	0.98%	0.88%	10.00%
Year Ended October 31, 2013	$8.79	0.10	1.94	2.04	(0.11)	(0.26)	(0.37)	$10.46	24.07%		$61,997,351	0.88%	1.02%	0.88%	16.74%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$10.56	0.12	0.13	0.25	(0.14)	(0.62)	(0.76)	$10.05	2.33%		$50,375,675	0.13%	2.37%	0.13%	16.98%
Year Ended October 31, 2017	$9.65	0.22	1.59	1.81	(0.22)	(0.68)	(0.90)	$10.56	19.96%		$59,859,718	0.13%	2.19%	0.13%	36.23%
Year Ended October 31, 2016	$9.99	0.15	0.08	0.23	(0.16)	(0.41)	(0.57)	$9.65	2.72%		$50,508,918	0.13%	1.55%	0.13%	14.85%
Year Ended October 31, 2015	$10.64	0.19	(0.10)	0.09	(0.23)	(0.51)	(0.74)	$9.99	0.91%		$42,369,054	0.13%	1.89%	0.13%	8.96%
Year Ended October 31, 2014	$10.56	0.18	0.62	0.80	(0.21)	(0.51)	(0.72)	$10.64	8.00%		$31,801,614	0.13%	1.67%	0.13%	10.00%
Year Ended October 31, 2013	$8.87	0.16	1.97	2.13	(0.18)	(0.26)	(0.44)	$10.56	24.98%		$17,265,774	0.13%	1.69%	0.13%	16.74%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.53	0.10	0.13	0.23	(0.12)	(0.62)	(0.74)	$10.02	2.21%		$71,969,513	0.38%	2.02%	0.38%	16.98%
Year Ended October 31, 2017	$9.62	0.19	1.60	1.79	(0.20)	(0.68)	(0.88)	$10.53	19.73%		$69,863,363	0.38%	1.88%	0.38%	36.23%
Year Ended October 31, 2016	$9.97	0.12	0.08	0.20	(0.14)	(0.41)	(0.55)	$9.62	2.37%		$55,064,076	0.38%	1.28%	0.38%	14.85%
Year Ended October 31, 2015	$10.61	0.17	(0.09)	0.08	(0.21)	(0.51)	(0.72)	$9.97	0.76%		$47,136,189	0.38%	1.67%	0.38%	8.96%
Year Ended October 31, 2014	$10.54	0.16	0.61	0.77	(0.19)	(0.51)	(0.70)	$10.61	7.66%		$39,093,799	0.38%	1.52%	0.38%	10.00%
Year Ended October 31, 2013	$8.85	0.14	1.97	2.11	(0.16)	(0.26)	(0.42)	$10.54	24.74%		$29,631,504	0.38%	1.46%	0.38%	16.74%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

68

Fund Overview	Nationwide Destination 2045 Fund

Asset Allocation†

Equity Funds	88.9%
Fixed Income Funds	11.1%
Repurchase Agreement	1.9%
Money Market Fund	0.1%
Liabilities in excess of other assets	(2.0)%
100.0%

Top Holdings††

Nationwide S&P 500 Index Fund, Class R6	38.7%
Nationwide International Index Fund, Class R6	21.6%
Nationwide Mid Cap Market Index Fund, Class R6	14.2%
Nationwide Bond Index Fund, Class R6	6.9%
iShares Core MSCI Emerging Markets ETF	6.9%
Nationwide Small Cap Index Fund, Class R6	5.9%
Nationwide Core Plus Bond Fund, Class R6	2.0%
iShares iBoxx $ High Yield Corporate Bond ETF	1.9%
Fidelity Investments Money Market Government Portfolio — Institutional Class	0.1%
BNP Paribas Securities Corp.	1.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

69

Shareholder Expense Example	Nationwide Destination 2045 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2045 Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 4/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,023.00	3.16	0.63
	Hypothetical	(b)(c)	1,000.00	1,021.67	3.16	0.63
Class C Shares	Actual	(b)	1,000.00	1,019.00	6.06	1.21
	Hypothetical	(b)(c)	1,000.00	1,018.79	6.06	1.21
Class R Shares	Actual	(b)	1,000.00	1,020.80	4.41	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares	Actual	(b)	1,000.00	1,024.30	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,023.30	1.91	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

70

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Destination 2045 Fund

Investment Companies 91.0%

	Shares	Value

Equity Funds 81.9%
Nationwide International Index Fund, Class R6 (a)	4,267,819	$36,532,529
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,344,771	23,963,812
Nationwide S&P 500 Index Fund, Class R6 (a)	4,075,424	65,369,794
Nationwide Small Cap Index Fund, Class R6 (a)	700,277	9,887,906

Total Equity Funds (cost $127,242,962)		135,754,041

Fixed Income Funds 9.1%
Nationwide Bond Index Fund, Class R6 (a)	1,098,328	11,708,181
Nationwide Core Plus Bond Fund, Class R6 (a)	334,707	3,326,984

Total Fixed Income Funds (cost $15,474,142)		15,035,165

Total Investment Companies (cost $142,717,104)		150,789,206

Exchange Traded Funds 9.0%
Equity Fund 7.0%
iShares Core MSCI Emerging Markets ETF	204,196	11,608,543

Fixed Income Fund 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF (b)	38,037	3,259,771

Total Exchange Traded Funds (cost $14,678,626)		14,868,314

Short-Term Investment 0.1%
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (c)(d)	221,257	221,257

Total Short-Term Investment (cost $221,257)		221,257

Repurchase Agreement 1.9%

	Principal Amount	Value

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $3,073,787, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $3,135,115. (d)(e)	$3,073,643	$3,073,643

Total Repurchase Agreement (cost $3,073,643)		3,073,643

Total Investments (cost $160,690,630) — 102.0%		168,952,420

Liabilities in excess of other assets — (2.0)%		(3,357,248)

NET ASSETS — 100.0%		$165,595,172

(a)	Investment in affiliate.

(b)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $3,227,119 , which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $221,257 and $3,073,643, respectively, a total value of $3,294,900.

(c)	Represents 7-day effective yield as of April 30, 2018.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $3,294,900.

(e)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

71

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Destination 2045 Fund
Assets:
Investment securities of affiliated issuers, at value (cost $142,717,104)	$150,789,206
Investment securities of unaffiliated issuers, at value* (cost $14,899,883)	15,089,571
Repurchase agreement, at value (cost $3,073,643)	3,073,643
Cash	219,197
Security lending income receivable	1,787
Receivable for capital shares issued	226,127

Total Assets	169,399,531

Liabilities:
Payable for investments purchased	335,317
Payable for capital shares redeemed	108,958
Payable upon return of securities loaned (Note 2)	3,294,900
Accrued expenses and other payables:
Investment advisory fees	17,606
Distribution fees	26,315
Administrative servicing fees	21,009
Trustee fees	221
Professional fees	33

Total Liabilities	3,804,359

Net Assets	$165,595,172

Represented by:
Capital	$146,334,656
Accumulated distributions in excess of net investment income	(342,294)
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	11,341,020
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	8,072,102
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	189,688

Net Assets	$165,595,172

Net Assets:
Class A Shares	$32,524,422
Class C Shares	2,005,977
Class R Shares	43,660,193
Class R6 Shares	40,885,023
Institutional Service Class Shares	46,519,557

Total	$165,595,172

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	3,119,530
Class C Shares	194,950
Class R Shares	4,223,276
Class R6 Shares	3,897,060
Institutional Service Class Shares	4,468,654

Total	15,903,470

72

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Destination 2045 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.43
Class C Shares (b)	$10.29
Class R Shares	$10.34
Class R6 Shares	$10.49
Institutional Service Class Shares	$10.41
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.07

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $3,227,119 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

73

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Destination 2045 Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$1,785,354
Dividend income from unaffiliated issuers	201,693
Income from securities lending (Note 2)	1,787
Other income	376

Total Income	1,989,210

EXPENSES:
Investment advisory fees	107,839
Distribution fees Class A	38,256
Distribution fees Class C	10,347
Distribution fees Class R	113,174
Administrative servicing fees Class A	37,277
Administrative servicing fees Class C	828
Administrative servicing fees Class R	56,587
Administrative servicing fees Institutional Service Class	55,578
Professional fees	1,093
Trustee fees	2,404

Total Expenses	423,383

NET INVESTMENT INCOME	1,565,827

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	9,277,734
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	2,329,438
Transactions in investment securities of unaffiliated issuers	103,512

Net realized gains	11,710,684

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(9,088,019)
Investment securities of unaffiliated issuers	(212,320)

Net change in unrealized appreciation/depreciation	(9,300,339)

Net realized/unrealized gains	2,410,345

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,976,172

The accompanying notes are an integral part of these financial statements.

74

Statements of Changes in Net Assets

	Nationwide Destination 2045 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$1,565,827	$2,525,451
Net realized gains	11,710,684	9,522,295
Net change in unrealized appreciation/depreciation	(9,300,339)	16,205,737

Change in net assets resulting from operations	3,976,172	28,253,483

Distributions to Shareholders From:
Net investment income:
Class A	(319,772)	(375,095)
Class C	(18,042)	(23,790)
Class R	(437,783)	(658,241)
Class R6 (a)	(618,368)	(904,927)
Institutional Service Class	(514,156)	(653,374)
Net realized gains:
Class A	(1,619,731)	(1,275,054)
Class C	(114,884)	(122,498)
Class R	(2,545,695)	(2,823,055)
Class R6 (a)	(2,616,022)	(2,670,126)
Institutional Service Class	(2,341,919)	(2,094,495)

Change in net assets from shareholder distributions	(11,146,372)	(11,600,655)

Change in net assets from capital transactions	2,827,994	18,847,629

Change in net assets	(4,342,206)	35,500,457

Net Assets:
Beginning of period	169,937,378	134,436,921

End of period	$165,595,172	$169,937,378

Accumulated distributions in excess of net investment income at end of period	$(342,294)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,864,340	$8,345,253
Dividends reinvested	1,939,503	1,650,149
Cost of shares redeemed	(2,218,212)	(2,395,347)

Total Class A Shares	4,585,631	7,600,055

Class C Shares
Proceeds from shares issued	51,802	60,413
Dividends reinvested	132,926	146,288
Cost of shares redeemed	(169,453)	(204,309)

Total Class C Shares	15,275	2,392

Class R Shares
Proceeds from shares issued	2,279,926	5,636,529
Dividends reinvested	2,983,478	3,481,296
Cost of shares redeemed	(7,145,691)	(9,513,494)

Total Class R Shares	(1,882,287)	(395,669)

75

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2045 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$5,625,000	$13,294,675
Dividends reinvested	3,234,390	3,575,053
Cost of shares redeemed	(14,361,144)	(12,387,100)

Total Class R6 Shares	(5,501,754)	4,482,628

Institutional Service Class Shares
Proceeds from shares issued	6,301,231	12,663,053
Dividends reinvested	2,856,075	2,747,869
Cost of shares redeemed	(3,546,177)	(8,252,699)

Total Institutional Service Class Shares	5,611,129	7,158,223

Change in net assets from capital transactions	$2,827,994	$18,847,629

SHARE TRANSACTIONS:
Class A Shares
Issued	457,428	818,018
Reinvested	185,199	169,903
Redeemed	(206,288)	(234,481)

Total Class A Shares	436,339	753,440

Class C Shares
Issued	4,950	6,027
Reinvested	12,843	15,274
Redeemed	(15,884)	(20,491)

Total Class C Shares	1,909	810

Class R Shares
Issued	214,520	558,328
Reinvested	287,149	362,135
Redeemed	(670,456)	(948,475)

Total Class R Shares	(168,787)	(28,012)

Class R6 Shares (a)
Issued	518,224	1,295,722
Reinvested	306,996	366,169
Redeemed	(1,333,309)	(1,241,346)

Total Class R6 Shares	(508,089)	420,545

Institutional Service Class Shares
Issued	591,225	1,240,787
Reinvested	273,186	283,396
Redeemed	(325,140)	(811,349)

Total Institutional Service Class Shares	539,271	712,834

Total change in shares	300,643	1,859,617

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

76

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2045 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.90	0.09	0.16	0.25	(0.12)	(0.60)	(0.72)	$10.43	2.30%	$32,524,422	0.63%	1.69%	0.63%	16.34%
Year Ended October 31, 2017	$9.80	0.15	1.76	1.91	(0.17)	(0.64)	(0.81)	$10.90	20.54%	$29,257,058	0.61%	1.49%	0.61%	34.41%
Year Ended October 31, 2016	$10.09	0.10	0.09	0.19	(0.13)	(0.35)	(0.48)	$9.80	2.11%	$18,902,112	0.61%	1.09%	0.61%	11.61%
Year Ended October 31, 2015	$10.71	0.15	(0.08)	0.07	(0.19)	(0.50)	(0.69)	$10.09	0.65%	$12,590,850	0.59%	1.43%	0.59%	5.66%
Year Ended October 31, 2014	$10.41	0.15	0.64	0.79	(0.16)	(0.33)	(0.49)	$10.71	7.84%	$8,630,457	0.61%	1.45%	0.61%	9.77%
Year Ended October 31, 2013	$8.67	0.12	1.97	2.09	(0.14)	(0.21)	(0.35)	$10.41	24.90%	$9,638,145	0.63%	1.24%	0.63%	14.02%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.78	0.06	0.14	0.20	(0.09)	(0.60)	(0.69)	$10.29	1.90%	$2,005,977	1.21%	1.19%	1.21%	16.34%
Year Ended October 31, 2017	$9.71	0.10	1.73	1.83	(0.12)	(0.64)	(0.76)	$10.78	19.86%	$2,080,961	1.23%	0.96%	1.23%	34.41%
Year Ended October 31, 2016	$10.01	0.05	0.08	0.13	(0.08)	(0.35)	(0.43)	$9.71	1.44%	$1,865,950	1.24%	0.55%	1.24%	11.61%
Year Ended October 31, 2015	$10.63	0.09	(0.08)	0.01	(0.13)	(0.50)	(0.63)	$10.01	0.04%	$1,985,303	1.25%	0.91%	1.25%	5.66%
Year Ended October 31, 2014	$10.35	0.08	0.65	0.73	(0.12)	(0.33)	(0.45)	$10.63	7.22%	$2,124,737	1.20%	0.73%	1.20%	9.77%
Year Ended October 31, 2013	$8.63	0.07	1.96	2.03	(0.10)	(0.21)	(0.31)	$10.35	24.26%	$1,889,419	1.13%	0.70%	1.13%	14.02%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$10.82	0.08	0.14	0.22	(0.10)	(0.60)	(0.70)	$10.34	2.08%	$43,660,193	0.88%	1.52%	0.88%	16.34%
Year Ended October 31, 2017	$9.73	0.13	1.75	1.88	(0.15)	(0.64)	(0.79)	$10.82	20.33%	$47,506,612	0.88%	1.31%	0.88%	34.41%
Year Ended October 31, 2016	$10.02	0.08	0.08	0.16	(0.10)	(0.35)	(0.45)	$9.73	1.82%	$42,999,999	0.88%	0.89%	0.88%	11.61%
Year Ended October 31, 2015	$10.64	0.13	(0.09)	0.04	(0.16)	(0.50)	(0.66)	$10.02	0.32%	$47,439,190	0.88%	1.23%	0.88%	5.66%
Year Ended October 31, 2014	$10.35	0.11	0.65	0.76	(0.14)	(0.33)	(0.47)	$10.64	7.58%	$49,027,374	0.88%	1.03%	0.88%	9.77%
Year Ended October 31, 2013	$8.63	0.09	1.95	2.04	(0.11)	(0.21)	(0.32)	$10.35	24.49%	$40,428,471	0.88%	1.00%	0.88%	14.02%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$10.97	0.13	0.13	0.26	(0.14)	(0.60)	(0.74)	$10.49	2.43%	$40,885,023	0.13%	2.37%	0.13%	16.34%
Year Ended October 31, 2017	$9.84	0.21	1.77	1.98	(0.21)	(0.64)	(0.85)	$10.97	21.29%	$48,309,859	0.13%	2.09%	0.13%	34.41%
Year Ended October 31, 2016	$10.13	0.16	0.07	0.23	(0.17)	(0.35)	(0.52)	$9.84	2.56%	$39,218,168	0.13%	1.62%	0.13%	11.61%
Year Ended October 31, 2015	$10.75	0.19	(0.07)	0.12	(0.24)	(0.50)	(0.74)	$10.13	1.07%	$31,439,594	0.13%	1.87%	0.13%	5.66%
Year Ended October 31, 2014	$10.45	0.18	0.67	0.85	(0.22)	(0.33)	(0.55)	$10.75	8.38%	$22,421,415	0.13%	1.66%	0.13%	9.77%
Year Ended October 31, 2013	$8.70	0.16	1.98	2.14	(0.18)	(0.21)	(0.39)	$10.45	25.54%	$11,522,855	0.13%	1.64%	0.13%	14.02%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.89	0.10	0.15	0.25	(0.13)	(0.60)	(0.73)	$10.41	2.33%	$46,519,557	0.38%	1.96%	0.38%	16.34%
Year Ended October 31, 2017	$9.78	0.18	1.76	1.94	(0.19)	(0.64)	(0.83)	$10.89	20.91%	$42,782,888	0.38%	1.73%	0.38%	34.41%
Year Ended October 31, 2016	$10.07	0.13	0.08	0.21	(0.15)	(0.35)	(0.50)	$9.78	2.33%	$31,450,692	0.38%	1.34%	0.38%	11.61%
Year Ended October 31, 2015	$10.69	0.17	(0.08)	0.09	(0.21)	(0.50)	(0.71)	$10.07	0.84%	$25,991,661	0.38%	1.62%	0.38%	5.66%
Year Ended October 31, 2014	$10.40	0.16	0.65	0.81	(0.19)	(0.33)	(0.52)	$10.69	8.07%	$17,428,130	0.38%	1.52%	0.38%	9.77%
Year Ended October 31, 2013	$8.66	0.14	1.97	2.11	(0.16)	(0.21)	(0.37)	$10.40	25.25%	$11,714,723	0.38%	1.46%	0.38%	14.02%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

77

Fund Overview	Nationwide Destination 2050 Fund

Asset Allocation†

Equity Funds	91.0%
Fixed Income Funds	9.0%
Repurchase Agreement	1.9%
Money Market Fund	0.1%
Liabilities in excess of other assets	(2.0)%
100.0%

Top Holdings††

Nationwide S&P 500 Index Fund, Class R6	39.2%
Nationwide International Index Fund, Class R6	22.1%
Nationwide Mid Cap Market Index Fund, Class R6	15.2%
iShares Core MSCI Emerging Markets ETF	6.9%
Nationwide Bond Index Fund, Class R6	5.9%
Nationwide Small Cap Index Fund, Class R6	5.9%
iShares iBoxx $ High Yield Corporate Bond ETF	1.9%
BNP Paribas Securities Corp.	1.8%
Nationwide Core Plus Bond Fund, Class R6	1.0%
Fidelity Investments Money Market Government Portfolio — Institutional Class	0.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

78

Shareholder Expense Example	Nationwide Destination 2050 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2050 Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 4/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,024.00	3.16	0.63
	Hypothetical	(b)(c)	1,000.00	1,021.67	3.16	0.63
Class C Shares	Actual	(b)	1,000.00	1,020.20	5.91	1.18
	Hypothetical	(b)(c)	1,000.00	1,018.94	5.91	1.18
Class R Shares	Actual	(b)	1,000.00	1,021.90	4.41	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares	Actual	(b)	1,000.00	1,025.40	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,024.10	1.91	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

79

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Destination 2050 Fund

Investment Companies 91.0%

	Shares	Value

Equity Funds 84.0%
Nationwide International Index Fund, Class R6 (a)	3,468,297	$29,688,624
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,142,711	20,363,109
Nationwide S&P 500 Index Fund, Class R6 (a)	3,280,512	52,619,406
Nationwide Small Cap Index Fund, Class R6 (a)	556,911	7,863,578

Total Equity Funds (cost $103,885,197)		110,534,717

Fixed Income Funds 7.0%
Nationwide Bond Index Fund, Class R6 (a)	749,333	7,987,886
Nationwide Core Plus Bond Fund, Class R6 (a)	132,425	1,316,307

Total Fixed Income Funds (cost $9,596,406)		9,304,193

Total Investment Companies (cost $113,481,603)		119,838,910

Exchange Traded Funds 9.0%
Equity Fund 7.0%
iShares Core MSCI Emerging Markets ETF	162,596	9,243,583

Fixed Income Fund 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF (b)	30,302	2,596,881

Total Exchange Traded Funds (cost $11,691,663)		11,840,464

Short-Term Investment 0.1%
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (c)(d)	176,261	176,261

Total Short-Term Investment (cost $176,261)		176,261

Repurchase Agreement 1.9%

	Principal Amount	Value

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $2,448,679, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $2,497,535. (d)(e)	$2,448,564	$2,448,564

Total Repurchase Agreement (cost $2,448,564)		2,448,564

Total Investments (cost $127,798,091) — 102.0%		134,304,199

Liabilities in excess of other assets — (2.0)%		(2,676,212)

NET ASSETS — 100.0%		$131,627,987

(a)	Investment in affiliate.

(b)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $2,570,829, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $176,261 and $2,448,564, respectively, a total value of $2,624,825.

(c)	Represents 7-day effective yield as of April 30, 2018.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $2,624,825.

(e)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

80

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Destination 2050 Fund
Assets:
Investment securities of affiliated issuers, at value (cost $113,481,603)	$119,838,910
Investment securities of unaffiliated issuers, at value* (cost $11,867,924)	12,016,725
Repurchase agreement, at value (cost $2,448,564)	2,448,564
Cash	108,557
Security lending income receivable	1,424
Receivable for capital shares issued	93,586

Total Assets	134,507,766

Liabilities:
Payable for investments purchased	136,326
Payable for capital shares redeemed	65,749
Payable upon return of securities loaned (Note 2)	2,624,825
Accrued expenses and other payables:
Investment advisory fees	14,021
Distribution fees	21,310
Administrative servicing fees	17,356
Trustee fees	169
Professional fees	23

Total Liabilities	2,879,779

Net Assets	$131,627,987

Represented by:
Capital	$116,974,074
Accumulated distributions in excess of net investment income	(283,943)
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	8,431,748
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	6,357,307
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	148,801

Net Assets	$131,627,987

Net Assets:
Class A Shares	$25,158,041
Class C Shares	102,328
Class R Shares	38,896,970
Class R6 Shares	33,091,479
Institutional Service Class Shares	34,379,169

Total	$131,627,987

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,783,194
Class C Shares	11,548
Class R Shares	4,361,638
Class R6 Shares	3,651,244
Institutional Service Class Shares	3,806,134

Total	14,613,758

81

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Destination 2050 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.04
Class C Shares (b)	$8.86
Class R Shares	$8.92
Class R6 Shares	$9.06
Institutional Service Class Shares	$9.03
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.59

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $2,570,829 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

82

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Destination 2050 Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$1,375,900
Dividend income from unaffiliated issuers	156,641
Income from securities lending (Note 2)	1,424
Other income	328

Total Income	1,534,293

EXPENSES:
Investment advisory fees	84,667
Distribution fees Class A	29,455
Distribution fees Class C	624
Distribution fees Class R	98,459
Administrative servicing fees Class A	29,075
Administrative servicing fees Class C	31
Administrative servicing fees Class R	49,230
Administrative servicing fees Institutional Service Class	41,411
Professional fees	854
Trustee fees	1,885

Total Expenses	335,691

NET INVESTMENT INCOME	1,198,602

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	7,403,228
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	1,451,363
Transactions in investment securities of unaffiliated issuers	70,428

Net realized gains	8,925,019

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(6,790,895)
Investment securities of unaffiliated issuers	(162,311)

Net change in unrealized appreciation/depreciation	(6,953,206)

Net realized/unrealized gains	1,971,813

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,170,415

The accompanying notes are an integral part of these financial statements.

83

Statements of Changes in Net Assets

	Nationwide Destination 2050 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$1,198,602	$1,886,927
Net realized gains	8,925,019	5,412,760
Net change in unrealized appreciation/depreciation	(6,953,206)	14,869,319

Change in net assets resulting from operations	3,170,415	22,169,006

Distributions to Shareholders From:
Net investment income:
Class A	(241,959)	(288,449)
Class C	(1,079)	(1,240)
Class R	(377,400)	(556,264)
Class R6 (a)	(478,236)	(634,432)
Institutional Service Class	(383,871)	(485,830)
Net realized gains:
Class A	(894,968)	(979,639)
Class C	(4,852)	(5,831)
Class R	(1,578,642)	(2,412,537)
Class R6 (a)	(1,466,585)	(1,761,993)
Institutional Service Class	(1,273,493)	(1,615,854)

Change in net assets from shareholder distributions	(6,701,085)	(8,742,069)

Change in net assets from capital transactions	1,844,589	18,333,448

Change in net assets	(1,686,081)	31,760,385

Net Assets:
Beginning of period	133,314,068	101,553,683

End of period	$131,627,987	$133,314,068

Accumulated distributions in excess of net investment income at end of period	$(283,943)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,163,852	$8,135,640
Dividends reinvested	1,136,927	1,268,088
Cost of shares redeemed	(2,986,058)	(2,813,523)

Total Class A Shares	2,314,721	6,590,205

Class C Shares
Proceeds from shares issued	19,993	29,632
Dividends reinvested	5,931	7,033
Cost of shares redeemed	(36,073)	(18,803)

Total Class C Shares	(10,149)	17,862

Class R Shares
Proceeds from shares issued	2,406,948	5,735,354
Dividends reinvested	1,956,042	2,968,801
Cost of shares redeemed	(4,711,130)	(9,562,464)

Total Class R Shares	(348,140)	(858,309)

84

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2050 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$5,142,287	$11,752,165
Dividends reinvested	1,944,821	2,396,425
Cost of shares redeemed	(10,321,255)	(6,621,699)

Total Class R6 Shares	(3,234,147)	7,526,891

Institutional Service Class Shares
Proceeds from shares issued	4,420,483	10,040,787
Dividends reinvested	1,657,364	2,101,684
Cost of shares redeemed	(2,955,543)	(7,085,672)

Total Institutional Service Class Shares	3,122,304	5,056,799

Change in net assets from capital transactions	$1,844,589	$18,333,448

SHARE TRANSACTIONS:
Class A Shares
Issued	452,140	935,621
Reinvested	125,178	153,505
Redeemed	(321,397)	(323,207)

Total Class A Shares	255,921	765,919

Class C Shares
Issued	2,109	3,521
Reinvested	666	867
Redeemed	(4,066)	(2,205)

Total Class C Shares	(1,291)	2,183

Class R Shares
Issued	264,113	667,180
Reinvested	218,308	364,558
Redeemed	(515,281)	(1,119,978)

Total Class R Shares	(32,860)	(88,240)

Class R6 Shares (a)
Issued	550,473	1,358,474
Reinvested	213,809	288,827
Redeemed	(1,110,560)	(777,324)

Total Class R6 Shares	(346,278)	869,977

Institutional Service Class Shares
Issued	478,769	1,150,839
Reinvested	182,634	254,800
Redeemed	(314,415)	(810,793)

Total Institutional Service Class Shares	346,988	594,846

Total change in shares	222,480	2,144,685

Amount designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

85

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2050 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.29	0.08	0.14	0.22	(0.10)	(0.37)	(0.47)	$9.04	2.40%	$25,158,041	0.63%	1.64%	0.63%	15.41%
Year Ended October 31, 2017	$8.33	0.13	1.51	1.64	(0.14)	(0.54)	(0.68)	$9.29	20.84%	$23,490,599	0.61%	1.44%	0.61%	32.50%
Year Ended October 31, 2016	$8.62	0.09	0.07	0.16	(0.11)	(0.34)	(0.45)	$8.33	2.17%	$14,663,954	0.61%	1.10%	0.61%	15.31%
Year Ended October 31, 2015	$9.65	0.13	(0.06)	0.07	(0.17)	(0.93)	(1.10)	$8.62	0.72%	$11,581,468	0.61%	1.42%	0.61%	6.73%
Year Ended October 31, 2014	$9.88	0.13	0.59	0.72	(0.14)	(0.81)	(0.95)	$9.65	7.78%	$8,218,137	0.64%	1.38%	0.64%	27.49%
Year Ended October 31, 2013	$8.41	0.12	1.87	1.99	(0.13)	(0.39)	(0.52)	$9.88	24.87%	$21,173,452	0.63%	1.29%	0.63%	39.53%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.13	0.05	0.13	0.18	(0.08)	(0.37)	(0.45)	$8.86	2.02%	$102,328	1.18%	1.10%	1.18%	15.41%
Year Ended October 31, 2017	$8.20	0.08	1.50	1.58	(0.11)	(0.54)	(0.65)	$9.13	20.29%	$117,231	1.18%	0.92%	1.18%	32.50%
Year Ended October 31, 2016	$8.50	0.05	0.06	0.11	(0.07)	(0.34)	(0.41)	$8.20	1.52%	$87,393	1.18%	0.58%	1.18%	15.31%
Year Ended October 31, 2015	$9.54	0.08	(0.06)	0.02	(0.13)	(0.93)	(1.06)	$8.50	0.15%	$106,174	1.18%	0.90%	1.18%	6.73%
Year Ended October 31, 2014	$9.80	0.08	0.58	0.66	(0.11)	(0.81)	(0.92)	$9.54	7.18%	$110,002	1.16%	0.82%	1.16%	27.49%
Year Ended October 31, 2013	$8.35	0.10	1.84	1.94	(0.10)	(0.39)	(0.49)	$9.80	24.34%	$85,351	1.14%	1.19%	1.14%	39.53%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$9.18	0.07	0.13	0.20	(0.09)	(0.37)	(0.46)	$8.92	2.19%	$38,896,970	0.88%	1.46%	0.88%	15.41%
Year Ended October 31, 2017	$8.23	0.11	1.50	1.61	(0.12)	(0.54)	(0.66)	$9.18	20.71%	$40,326,541	0.88%	1.29%	0.88%	32.50%
Year Ended October 31, 2016	$8.52	0.07	0.07	0.14	(0.09)	(0.34)	(0.43)	$8.23	1.89%	$36,901,555	0.88%	0.88%	0.88%	15.31%
Year Ended October 31, 2015	$9.56	0.11	(0.08)	0.03	(0.14)	(0.93)	(1.07)	$8.52	0.32%	$39,972,106	0.88%	1.21%	0.88%	6.73%
Year Ended October 31, 2014	$9.81	0.10	0.59	0.69	(0.13)	(0.81)	(0.94)	$9.56	7.53%	$39,009,104	0.88%	1.01%	0.88%	27.49%
Year Ended October 31, 2013	$8.35	0.09	1.87	1.96	(0.11)	(0.39)	(0.50)	$9.81	24.62%	$29,951,824	0.88%	0.99%	0.88%	39.53%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$9.32	0.11	0.12	0.23	(0.12)	(0.37)	(0.49)	$9.06	2.54%	$33,091,479	0.13%	2.31%	0.13%	15.41%
Year Ended October 31, 2017	$8.34	0.17	1.53	1.70	(0.18)	(0.54)	(0.72)	$9.32	21.57%	$37,250,979	0.13%	1.99%	0.13%	32.50%
Year Ended October 31, 2016	$8.63	0.13	0.07	0.20	(0.15)	(0.34)	(0.49)	$8.34	2.64%	$26,084,928	0.13%	1.59%	0.13%	15.31%
Year Ended October 31, 2015	$9.66	0.16	(0.05)	0.11	(0.21)	(0.93)	(1.14)	$8.63	1.19%	$19,624,686	0.13%	1.86%	0.13%	6.73%
Year Ended October 31, 2014	$9.91	0.17	0.59	0.76	(0.20)	(0.81)	(1.01)	$9.66	8.23%	$13,474,072	0.13%	1.75%	0.13%	27.49%
Year Ended October 31, 2013	$8.43	0.15	1.89	2.04	(0.17)	(0.39)	(0.56)	$9.91	25.55%	$8,774,804	0.13%	1.67%	0.13%	39.53%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.29	0.09	0.13	0.22	(0.11)	(0.37)	(0.48)	$9.03	2.41%	$34,379,169	0.38%	1.95%	0.38%	15.41%
Year Ended October 31, 2017	$8.31	0.15	1.53	1.68	(0.16)	(0.54)	(0.70)	$9.29	21.35%	$32,128,718	0.38%	1.69%	0.38%	32.50%
Year Ended October 31, 2016	$8.61	0.11	0.06	0.17	(0.13)	(0.34)	(0.47)	$8.31	2.28%	$23,815,853	0.38%	1.33%	0.38%	15.31%
Year Ended October 31, 2015	$9.64	0.15	(0.06)	0.09	(0.19)	(0.93)	(1.12)	$8.61	0.96%	$19,537,648	0.38%	1.68%	0.38%	6.73%
Year Ended October 31, 2014	$9.88	0.14	0.61	0.75	(0.18)	(0.81)	(0.99)	$9.64	8.10%	$15,739,026	0.38%	1.52%	0.38%	27.49%
Year Ended October 31, 2013	$8.41	0.13	1.88	2.01	(0.15)	(0.39)	(0.54)	$9.88	25.18%	$11,898,250	0.38%	1.48%	0.38%	39.53%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

86

Fund Overview	Nationwide Destination 2055 Fund

Asset Allocation†

Equity Funds	92.9%
Fixed Income Funds	7.1%
Repurchase Agreement	0.9%
Money Market Fund	0.1%
Liabilities in excess of other assets	(1.0)%
100.0%

Top Holdings††

Nationwide S&P 500 Index Fund, Class R6	40.1%
Nationwide International Index Fund, Class R6	22.8%
Nationwide Mid Cap Market Index Fund, Class R6	15.8%
iShares Core MSCI Emerging Markets ETF	6.9%
Nationwide Small Cap Index Fund, Class R6	6.4%
Nationwide Bond Index Fund, Class R6	5.0%
Nationwide Core Plus Bond Fund, Class R6	1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	1.0%
Fidelity Investments Money Market Government Portfolio — Institutional Class	0.1%
BNP Paribas Securities Corp.	0.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

87

Shareholder Expense Example	Nationwide Destination 2055 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2055 Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 4/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,023.90	3.16	0.63
	Hypothetical	(b)(c)	1,000.00	1,021.67	3.16	0.63
Class C Shares	Actual	(b)	1,000.00	1,021.40	5.96	1.19
	Hypothetical	(b)(c)	1,000.00	1,018.89	5.96	1.19
Class R Shares	Actual	(b)	1,000.00	1,022.90	4.41	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares	Actual	(b)	1,000.00	1,027.00	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,025.80	1.91	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

88

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Destination 2055 Fund

Investment Companies 92.1%

	Shares	Value

Equity Funds 86.0%
Nationwide International Index Fund, Class R6 (a)	1,890,862	$16,185,778
Nationwide Mid Cap Market Index Fund, Class R6 (a)	629,396	11,215,829
Nationwide S&P 500 Index Fund, Class R6 (a)	1,771,266	28,411,113
Nationwide Small Cap Index Fund, Class R6 (a)	322,115	4,548,269

Total Equity Funds (cost $57,184,631)		60,360,989

Fixed Income Funds 6.1%
Nationwide Bond Index Fund, Class R6 (a)	332,196	3,541,205
Nationwide Core Plus Bond Fund, Class R6 (a)	70,916	704,910

Total Fixed Income Funds (cost $4,379,023)		4,246,115

Total Investment Companies (cost $61,563,654)		64,607,104

Exchange Traded Funds 7.9%
Equity Fund 6.9%
iShares Core MSCI Emerging Markets ETF	85,427	4,856,525

Fixed Income Fund 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF (b)	8,031	688,257

Total Exchange Traded Funds (cost $5,450,650)		5,544,782

Short-Term Investment 0.1%
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (c)(d)	46,712	46,712

Total Short-Term Investment (cost $46,712)		46,712

Repurchase Agreement 0.9%

	Principal Amount	Value

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $648,943, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $661,891. (d)(e)	$648,913	$648,913

Total Repurchase Agreement (cost $648,913)		648,913

Total Investments (cost $67,709,929) — 101.0%		70,847,511

Liabilities in excess of other assets — (1.0)%		(681,159)

NET ASSETS — 100.0%		$70,166,352

(a)	Investment in affiliate.

(b)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $681,315 which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $46,712 and $648,913, respectively, a total value of $695,625.

(c)	Represents 7-day effective yield as of April 30, 2018.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $695,625.

(e)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

89

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Destination 2055 Fund
Assets:
Investment securities of affiliated issuers, at value (cost $61,563,654)	$64,607,104
Investment securities of unaffiliated issuers, at value* (cost $5,497,362)	5,591,494
Repurchase agreement, at value (cost $648,913)	648,913
Cash	64,382
Security lending income receivable	377
Receivable for capital shares issued	93,120
Prepaid expenses	28

Total Assets	71,005,418

Liabilities:
Payable for investments purchased	85,504
Payable for capital shares redeemed	29,330
Payable upon return of securities loaned (Note 2)	695,625
Accrued expenses and other payables:
Investment advisory fees	7,478
Distribution fees	10,961
Administrative servicing fees	10,085
Trustee fees	83

Total Liabilities	839,066

Net Assets	$70,166,352

Represented by:
Capital	$63,134,050
Accumulated distributions in excess of net investment income	(158,240)
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	4,052,960
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	3,043,450
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	94,132

Net Assets	$70,166,352

Net Assets:
Class A Shares	$16,845,877
Class C Shares	48,161
Class R Shares	18,104,456
Class R6 Shares	18,073,270
Institutional Service Class Shares	17,094,588

Total	$70,166,352

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,221,196
Class C Shares	3,499
Class R Shares	1,315,644
Class R6 Shares	1,302,940
Institutional Service Class Shares	1,233,448

Total	5,076,727

90

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Destination 2055 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$13.79
Class C Shares (b)	$13.76
Class R Shares	$13.76
Class R6 Shares	$13.87
Institutional Service Class Shares	$13.86
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.63

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $681,315 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

91

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Destination 2055 Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$737,837
Dividend income from unaffiliated issuers	65,980
Income from securities lending (Note 2)	377
Other income	119

Total Income	804,313

EXPENSES:
Investment advisory fees	44,747
Distribution fees Class A	20,065
Distribution fees Class C	240
Distribution fees Class R	45,176
Administrative servicing fees Class A	20,065
Administrative servicing fees Class C	12
Administrative servicing fees Class R	22,588
Administrative servicing fees Institutional Service Class	20,698
Professional fees	439
Trustee fees	981

Total Expenses	175,011

NET INVESTMENT INCOME	629,302

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	3,996,769
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	594,907
Transactions in investment securities of unaffiliated issuers	30,831

Net realized gains	4,622,507

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(3,461,643)
Investment securities of unaffiliated issuers	(58,843)

Net change in unrealized appreciation/depreciation	(3,520,486)

Net realized/unrealized gains	1,102,021

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,731,323

The accompanying notes are an integral part of these financial statements.

92

Statements of Changes in Net Assets

	Nationwide Destination 2055 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$629,302	$854,560
Net realized gains	4,622,507	1,642,071
Net change in unrealized appreciation/depreciation	(3,520,486)	8,070,845

Change in net assets resulting from operations	1,731,323	10,567,476

Distributions to Shareholders From:
Net investment income:
Class A	(165,545)	(178,552)
Class C	(361)	(687)
Class R	(177,279)	(209,271)
Class R6 (a)	(252,703)	(302,551)
Institutional Service Class	(191,654)	(204,992)
Net realized gains:
Class A	(409,246)	(497,276)
Class C	(1,165)	(2,858)
Class R	(484,357)	(696,096)
Class R6 (a)	(516,034)	(655,196)
Institutional Service Class	(424,403)	(495,084)

Change in net assets from shareholder distributions	(2,622,747)	(3,242,563)

Change in net assets from capital transactions	3,219,639	16,777,190

Change in net assets	2,328,215	24,102,103

Net Assets:
Beginning of period	67,838,137	43,736,034

End of period	$70,166,352	$67,838,137

Accumulated distributions in excess of net investment income at end of period	$(158,240)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,476,404	$4,888,335
Dividends reinvested	574,791	675,828
Cost of shares redeemed	(912,712)	(1,527,184)

Total Class A Shares	2,138,483	4,036,979

Class C Shares
Proceeds from shares issued	4,200	7,597
Dividends reinvested	1,526	3,545
Cost of shares redeemed	(22,601)	(8,821)

Total Class C Shares	(16,875)	2,321

Class R Shares
Proceeds from shares issued	2,143,769	4,266,587
Dividends reinvested	661,636	905,367
Cost of shares redeemed	(2,444,801)	(2,484,511)

Total Class R Shares	360,604	2,687,443

93

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2055 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$3,198,318	$7,417,192
Dividends reinvested	768,737	957,747
Cost of shares redeemed	(5,097,656)	(2,882,140)

Total Class R6 Shares	(1,130,601)	5,492,799

Institutional Service Class Shares
Proceeds from shares issued	2,902,135	5,578,416
Dividends reinvested	616,057	700,076
Cost of shares redeemed	(1,650,164)	(1,720,844)

Total Institutional Service Class Shares	1,868,028	4,557,648

Change in net assets from capital transactions	$3,219,639	$16,777,190

SHARE TRANSACTIONS:
Class A Shares
Issued	176,482	373,255
Reinvested	41,521	54,502
Redeemed	(64,828)	(116,587)

Total Class A Shares	153,175	311,170

Class C Shares
Issued	300	586
Reinvested	110	288
Redeemed	(1,620)	(679)

Total Class C Shares	(1,210)	195

Class R Shares
Issued	152,782	328,968
Reinvested	47,910	73,269
Redeemed	(175,198)	(191,700)

Total Class R Shares	25,494	210,537

Class R6 Shares (a)
Issued	226,059	565,060
Reinvested	55,218	76,607
Redeemed	(359,767)	(222,405)

Total Class R6 Shares	(78,490)	419,262

Institutional Service Class Shares
Issued	205,222	428,081
Reinvested	44,293	56,115
Redeemed	(116,146)	(132,601)

Total Institutional Service Class Shares	133,369	351,595

Total change in shares	232,338	1,292,759

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

94

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2055 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$13.98	0.11	0.22	0.33	(0.15)	(0.37)	(0.52)	$13.79	2.39%	$16,845,877	0.63%	1.63%	0.63%	14.06%
Year Ended October 31, 2017	$12.30	0.18	2.34	2.52	(0.21)	(0.63)	(0.84)	$13.98	21.33%	$14,927,090	0.62%	1.40%	0.62%	26.27%
Year Ended October 31, 2016	$12.72	0.13	0.10	0.23	(0.17)	(0.48)	(0.65)	$12.30	2.12%	$9,305,695	0.62%	1.10%	0.62%	17.63%
Year Ended October 31, 2015	$13.32	0.17	(0.08)	0.09	(0.24)	(0.45)	(0.69)	$12.72	0.74%	$5,343,749	0.61%	1.30%	0.61%	11.73%
Year Ended October 31, 2014	$12.71	0.14	0.83	0.97	(0.21)	(0.15)	(0.36)	$13.32	7.75%	$2,272,610	0.62%	1.10%	0.62%	10.03%
Year Ended October 31, 2013	$10.40	0.16	2.37	2.53	(0.17)	(0.05)	(0.22)	$12.71	24.74%	$744,954	0.63%	1.37%	0.63%	9.99%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$13.95	0.07	0.23	0.30	(0.12)	(0.37)	(0.49)	$13.76	2.14%	$48,161	1.19%	0.99%	1.19%	14.06%
Year Ended October 31, 2017	$12.29	0.12	2.32	2.44	(0.15)	(0.63)	(0.78)	$13.95	20.66%	$65,675	1.18%	0.89%	1.18%	26.27%
Year Ended October 31, 2016	$12.72	0.05	0.11	0.16	(0.11)	(0.48)	(0.59)	$12.29	1.50%	$55,467	1.18%	0.44%	1.18%	17.63%
Year Ended October 31, 2015	$13.32	0.12	(0.09)	0.03	(0.18)	(0.45)	(0.63)	$12.72	0.21%	$22,906	1.14%	0.92%	1.14%	11.73%
Year Ended October 31, 2014	$12.71	0.12	0.78	0.90	(0.14)	(0.15)	(0.29)	$13.32	7.20%	$17,758	1.17%	0.89%	1.17%	10.03%
Year Ended October 31, 2013	$10.40	0.07	2.41	2.48	(0.12)	(0.05)	(0.17)	$12.71	24.17%	$20,535	1.13%	0.64%	1.13%	9.99%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$13.95	0.10	0.22	0.32	(0.14)	(0.37)	(0.51)	$13.76	2.29%	$18,104,456	0.88%	1.46%	0.88%	14.06%
Year Ended October 31, 2017	$12.28	0.15	2.33	2.48	(0.18)	(0.63)	(0.81)	$13.95	21.04%	$17,993,301	0.88%	1.17%	0.88%	26.27%
Year Ended October 31, 2016	$12.70	0.11	0.08	0.19	(0.13)	(0.48)	(0.61)	$12.28	1.81%	$13,255,710	0.88%	0.89%	0.88%	17.63%
Year Ended October 31, 2015	$13.30	0.15	(0.10)	0.05	(0.20)	(0.45)	(0.65)	$12.70	0.42%	$12,213,162	0.88%	1.18%	0.88%	11.73%
Year Ended October 31, 2014	$12.69	0.13	0.81	0.94	(0.18)	(0.15)	(0.33)	$13.30	7.51%	$9,775,507	0.88%	0.97%	0.88%	10.03%
Year Ended October 31, 2013	$10.38	0.09	2.41	2.50	(0.14)	(0.05)	(0.19)	$12.69	24.47%	$5,756,542	0.88%	0.80%	0.88%	9.99%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$14.05	0.16	0.22	0.38	(0.19)	(0.37)	(0.56)	$13.87	2.70%	$18,073,270	0.13%	2.31%	0.13%	14.06%
Year Ended October 31, 2017	$12.35	0.25	2.34	2.59	(0.26)	(0.63)	(0.89)	$14.05	21.93%	$19,408,740	0.13%	1.91%	0.13%	26.27%
Year Ended October 31, 2016	$12.77	0.20	0.09	0.29	(0.23)	(0.48)	(0.71)	$12.35	2.57%	$11,881,943	0.13%	1.64%	0.13%	17.63%
Year Ended October 31, 2015	$13.37	0.25	(0.10)	0.15	(0.30)	(0.45)	(0.75)	$12.77	1.17%	$9,463,033	0.13%	1.88%	0.13%	11.73%
Year Ended October 31, 2014	$12.74	0.22	0.83	1.05	(0.27)	(0.15)	(0.42)	$13.37	8.38%	$6,061,345	0.13%	1.66%	0.13%	10.03%
Year Ended October 31, 2013	$10.41	0.20	2.40	2.60	(0.22)	(0.05)	(0.27)	$12.74	25.44%	$2,909,109	0.14%	1.69%	0.14%	9.99%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$14.04	0.13	0.23	0.36	(0.17)	(0.37)	(0.54)	$13.86	2.58%	$17,094,588	0.38%	1.90%	0.38%	14.06%
Year Ended October 31, 2017	$12.34	0.21	2.35	2.56	(0.23)	(0.63)	(0.86)	$14.04	21.67%	$15,443,331	0.38%	1.61%	0.38%	26.27%
Year Ended October 31, 2016	$12.76	0.17	0.09	0.26	(0.20)	(0.48)	(0.68)	$12.34	2.32%	$9,237,219	0.38%	1.39%	0.38%	17.63%
Year Ended October 31, 2015	$13.36	0.21	(0.09)	0.12	(0.27)	(0.45)	(0.72)	$12.76	0.92%	$7,575,664	0.38%	1.65%	0.38%	11.73%
Year Ended October 31, 2014	$12.74	0.18	0.83	1.01	(0.24)	(0.15)	(0.39)	$13.36	8.06%	$4,938,798	0.38%	1.40%	0.38%	10.03%
Year Ended October 31, 2013	$10.41	0.11	2.46	2.57	(0.19)	(0.05)	(0.24)	$12.74	25.15%	$2,087,961	0.38%	0.94%	0.38%	9.99%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

95

Fund Overview	Nationwide Destination 2060 Fund

Asset Allocation†

Equity Funds	93.0%
Fixed Income Funds	7.0%
Repurchase Agreement	0.4%
Money Market Fund††	0.0%
Liabilities in excess of other assets	(0.4)%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	40.4%
Nationwide International Index Fund, Class R6	22.9%
Nationwide Mid Cap Market Index Fund, Class R6	15.9%
iShares Core MSCI Emerging Markets ETF	7.0%
Nationwide Small Cap Index Fund, Class R6	6.5%
Nationwide Bond Index Fund, Class R6	5.0%
Nationwide Core Plus Bond Fund, Class R6	1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	0.9%
Fidelity Investments Money Market Government Portfolio — Institutional Class††	0.0%
BNP Paribas Securities Corp.	0.4%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

96

Shareholder Expense Example	Nationwide Destination 2060 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period April 30, 2018.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2060 Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 4/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,024.60	3.11	0.62
	Hypothetical	(b)(c)	1,000.00	1,021.72	3.11	0.62
Class C Shares	Actual	(b)	1,000.00	1,021.80	5.71	1.14
	Hypothetical	(b)(c)	1,000.00	1,019.14	5.71	1.14
Class R Shares	Actual	(b)	1,000.00	1,023.40	4.41	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares	Actual	(b)	1,000.00	1,026.80	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,025.60	1.91	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

97

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Destination 2060 Fund

Investment Companies 92.1%

	Shares	Value

Equity Funds 86.0%
Nationwide International Index Fund, Class R6 (a)	381,242	$3,263,430
Nationwide Mid Cap Market Index Fund, Class R6 (a)	127,383	2,269,973
Nationwide S&P 500 Index Fund, Class R6 (a)	358,296	5,747,074
Nationwide Small Cap Index Fund, Class R6 (a)	65,277	921,709

Total Equity Funds (cost $11,927,023)		12,202,186

Fixed Income Funds 6.1%
Nationwide Bond Index Fund, Class R6 (a)	66,939	713,571
Nationwide Core Plus Bond Fund, Class R6 (a)	14,338	142,524

Total Fixed Income Funds (cost $881,981)		856,095

Total Investment Companies (cost $12,809,004)		13,058,281

Exchange Traded Funds 7.9%
Equity Fund 7.0%
iShares Core MSCI Emerging Markets ETF	17,498	994,761

Fixed Income Fund 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF (b)	1,482	127,008

Total Exchange Traded Funds (cost $1,110,881)		1,121,769

Short-Term Investment 0.0%†

Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (c)(d)	4,207	4,207

Total Short-Term Investment (cost $4,207)		4,207

Repurchase Agreement 0.4%

	Principal Amount	Value

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $58,446, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $59,612. (d)(e)	$58,443	$58,443

Total Repurchase Agreement (cost $58,443)		58,443

Total Investments (cost $13,982,535) — 100.4%		14,242,700

Liabilities in excess of other assets — (0.4)%		(53,034)

NET ASSETS — 100.0%		$14,189,666

(a)	Investment in affiliate.

(b)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $61,361, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $4,207 and $58,443, respectively, a total value of $62,650.

(c)	Represents 7-day effective yield as of April 30, 2018.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $62,650.

(e)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

98

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Destination 2060 Fund
Assets:
Investment securities of affiliated issuers, at value (cost $12,809,004)	$13,058,281
Investment securities of unaffiliated issuers, at value* (cost $1,115,088)	1,125,976
Repurchase agreement, at value (cost $58,443)	58,443
Cash	18,120
Security lending income receivable	34
Receivable for capital shares issued	39,782
Prepaid expenses	86

Total Assets	14,300,722

Liabilities:
Payable for investments purchased	43,765
Payable for capital shares redeemed	10
Payable upon return of securities loaned (Note 2)	62,650
Accrued expenses and other payables:
Investment advisory fees	1,485
Distribution fees	1,589
Administrative servicing fees	1,547
Trustee fees	10

Total Liabilities	111,056

Net Assets	$14,189,666

Represented by:
Capital	$13,194,694
Accumulated distributions in excess of net investment income	(27,272)
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	762,079
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	249,277
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	10,888

Net Assets	$14,189,666

Net Assets:
Class A Shares	$4,677,797
Class C Shares	148,591
Class R Shares	1,333,593
Class R6 Shares	3,099,170
Institutional Service Class Shares	4,930,515

Total	$14,189,666

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	420,552
Class C Shares	13,396
Class R Shares	119,992
Class R6 Shares	277,929
Institutional Service Class Shares	442,427

Total	1,274,296

99

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Destination 2060 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.12
Class C Shares (b)	$11.09
Class R Shares	$11.11
Class R6 Shares	$11.15
Institutional Service Class Shares	$11.14
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.80

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $61,361 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

100

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Destination 2060 Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$130,394
Dividend income from unaffiliated issuers	11,480
Other income	58
Income from securities lending (Note 2)	34

Total Income	141,966

EXPENSES:
Investment advisory fees	8,237
Distribution fees Class A	4,845
Distribution fees Class C	730
Distribution fees Class R	2,895
Administrative servicing fees Class A	4,671
Administrative servicing fees Class C	7
Administrative servicing fees Class R	1,448
Administrative servicing fees Institutional Service Class	5,674
Professional fees	75
Trustee fees	175

Total Expenses	28,757

NET INVESTMENT INCOME	113,209

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	691,049
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	221,458
Transactions in investment securities of unaffiliated issuers	7,304

Net realized gains	919,811

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(739,012)
Investment securities of unaffiliated issuers	(14,080)

Net change in unrealized appreciation/depreciation	(753,092)

Net realized/unrealized gains	166,719

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$279,928

The accompanying notes are an integral part of these financial statements.

101

Statements of Changes in Net Assets

	Nationwide Destination 2060 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$113,209	$126,356
Net realized gains	919,811	388,156
Net change in unrealized appreciation/depreciation	(753,092)	1,001,749

Change in net assets resulting from operations	279,928	1,516,261

Distributions to Shareholders From:
Net investment income:
Class A	(37,191)	(30,068)
Class C	(1,254)	(1,421)
Class R	(10,320)	(8,046)
Class R6 (a)	(41,116)	(50,204)
Institutional Service Class	(50,600)	(41,726)
Net realized gains:
Class A	(106,358)	(34,125)
Class C	(4,398)	(2,884)
Class R	(33,415)	(9,648)
Class R6 (a)	(99,622)	(51,136)
Institutional Service Class	(131,811)	(49,662)

Change in net assets from shareholder distributions	(516,085)	(278,920)

Change in net assets from capital transactions	2,854,295	5,420,369

Change in net assets	2,618,138	6,657,710

Net Assets:
Beginning of period	11,571,528	4,913,818

End of period	$14,189,666	$11,571,528

Accumulated distributions in excess of net investment income at end of period	$(27,272)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,648,542	$1,935,361
Dividends reinvested	143,549	64,193
Cost of shares redeemed	(240,123)	(229,553)

Total Class A Shares	1,551,968	1,770,001

Class C Shares
Proceeds from shares issued	4,166	6,869
Dividends reinvested	5,652	4,305
Cost of shares redeemed	(30)	(30)

Total Class C Shares	9,788	11,144

Class R Shares
Proceeds from shares issued	403,745	798,965
Dividends reinvested	43,735	17,694
Cost of shares redeemed	(146,417)	(209,918)

Total Class R Shares	301,063	606,741

102

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2060 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$1,136,462	$2,214,680
Dividends reinvested	140,738	101,340
Cost of shares redeemed	(1,411,180)	(1,091,334)

Total Class R6 Shares	(133,980)	1,224,686

Institutional Service Class Shares
Proceeds from shares issued	1,350,581	3,084,468
Dividends reinvested	182,411	91,388
Cost of shares redeemed	(407,536)	(1,368,059)

Total Institutional Service Class Shares	1,125,456	1,807,797

Change in net assets from capital transactions	$2,854,295	$5,420,369

SHARE TRANSACTIONS:
Class A Shares
Issued	145,877	184,638
Reinvested	12,858	6,321
Redeemed	(21,150)	(21,212)

Total Class A Shares	137,585	169,747

Class C Shares
Issued	370	653
Reinvested	507	430
Redeemed	(3)	(3)

Total Class C Shares	874	1,080

Class R Shares
Issued	35,762	75,465
Reinvested	3,919	1,744
Redeemed	(13,020)	(19,489)

Total Class R Shares	26,661	57,720

Class R6 Shares (a)
Issued	100,135	210,100
Reinvested	12,579	9,964
Redeemed	(123,786)	(101,748)

Total Class R6 Shares	(11,072)	118,316

Institutional Service Class Shares
Issued	118,200	293,736
Reinvested	16,306	9,009
Redeemed	(36,067)	(133,512)

Total Institutional Service Class Shares	98,439	169,233

Total change in shares	252,487	516,096

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

103

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2060 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.31	0.09	0.19	0.28	(0.12)	(0.35)	(0.47)	$11.12	2.46%		$4,677,797	0.62%	1.54%		0.62%	14.93%
Year Ended October 31, 2017	$9.71	0.14	1.88	2.02	(0.17)	(0.25)	(0.42)	$11.31	21.31%		$3,200,947	0.61%	1.29%		0.61%	44.88%
Year Ended October 31, 2016	$9.77	0.09	0.10	0.19	(0.13)	(0.12)	(0.25)	$9.71	2.12%		$1,099,157	0.60%	0.96%		0.60%	20.78%
Period Ended October 31, 2015 (g)	$10.00	0.14	(0.16)	(0.02)	(0.21)	–	(0.21)	$9.77	(0.26%	)	$318,677	0.45%	1.37%	(h)	0.45%	25.65%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.29	0.06	0.19	0.25	(0.10)	(0.35)	(0.45)	$11.09	2.18%		$148,591	1.14%	1.16%		1.14%	14.93%
Year Ended October 31, 2017	$9.70	0.10	1.86	1.96	(0.12)	(0.25)	(0.37)	$11.29	20.71%		$141,367	1.14%	0.93%		1.14%	44.88%
Year Ended October 31, 2016	$9.76	0.06	0.08	0.14	(0.08)	(0.12)	(0.20)	$9.70	1.55%		$110,981	1.13%	0.63%		1.13%	20.78%
Period Ended October 31, 2015 (g)	$10.00	0.11	(0.20)	(0.09)	(0.15)	–	(0.15)	$9.76	(0.91%	)	$102,787	1.13%	1.09%	(h)	1.13%	25.65%

Class R Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.30	0.08	0.19	0.27	(0.11)	(0.35)	(0.46)	$11.11	2.34%		$1,333,593	0.88%	1.35%		0.88%	14.93%
Year Ended October 31, 2017	$9.71	0.11	1.88	1.99	(0.15)	(0.25)	(0.40)	$11.30	21.03%		$1,055,047	0.81%	1.06%		0.81%	44.88%
Year Ended October 31, 2016	$9.76	0.11	0.08	0.19	(0.12)	(0.12)	(0.24)	$9.71	2.04%		$345,669	0.78%	1.11%		0.78%	20.78%
Period Ended October 31, 2015 (g)	$10.00	0.14	(0.19)	(0.05)	(0.19)	–	(0.19)	$9.76	(0.54%	)	$151,162	0.67%	1.38%	(h)	0.67%	25.65%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$11.34	0.13	0.18	0.31	(0.15)	(0.35)	(0.50)	$11.15	2.68%		$3,099,170	0.13%	2.37%		0.13%	14.93%
Year Ended October 31, 2017	$9.72	0.19	1.89	2.08	(0.21)	(0.25)	(0.46)	$11.34	22.02%		$3,276,461	0.13%	1.82%		0.13%	44.88%
Year Ended October 31, 2016	$9.78	0.15	0.08	0.23	(0.17)	(0.12)	(0.29)	$9.72	2.50%		$1,659,638	0.13%	1.55%		0.13%	20.78%
Period Ended October 31, 2015 (g)	$10.00	0.19	(0.19)	–	(0.22)	–	(0.22)	$9.78	0.03%		$879,158	0.13%	1.91%	(h)	0.13%	25.65%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.33	0.10	0.19	0.29	(0.13)	(0.35)	(0.48)	$11.14	2.56%		$4,930,515	0.38%	1.75%		0.38%	14.93%
Year Ended October 31, 2017	$9.72	0.17	1.88	2.05	(0.19)	(0.25)	(0.44)	$11.33	21.62%		$3,897,706	0.38%	1.61%		0.38%	44.88%
Year Ended October 31, 2016	$9.77	0.12	0.10	0.22	(0.15)	(0.12)	(0.27)	$9.72	2.42%		$1,698,373	0.38%	1.26%		0.38%	20.78%
Period Ended October 31, 2015 (g)	$10.00	0.13	(0.14)	(0.01)	(0.22)	–	(0.22)	$9.77	(0.09%	)	$673,751	0.25%	1.32%	(h)	0.25%	25.65%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year, unless otherwise noted.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from December 1, 2014 (commencement of operations) through October 31, 2015. Total return is calculated based on inception date of November 28, 2014 through October 31, 2015.
(h)	Ratio has not been annualized.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

104

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2018, the Trust operates fifty-one (51) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eleven (11) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Destination 2010 Fund (“Destination 2010”)

- Nationwide Destination 2015 Fund (“Destination 2015”)

- Nationwide Destination 2020 Fund (“Destination 2020”)

- Nationwide Destination 2025 Fund (“Destination 2025”)

- Nationwide Destination 2030 Fund (“Destination 2030”)

- Nationwide Destination 2035 Fund (“Destination 2035”)

- Nationwide Destination 2040 Fund (“Destination 2040”)

- Nationwide Destination 2045 Fund (“Destination 2045”)

- Nationwide Destination 2050 Fund (“Destination 2050”)

- Nationwide Destination 2055 Fund (“Destination 2055”)

- Nationwide Destination 2060 Fund (“Destination 2060”)

Each of the Funds operates as a “fund-of-funds,” which means that each of the Funds pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds) (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each of the Funds may also invest in an unregistered fixed investment contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“NLIC”), which is a direct wholly owned subsidiary of NFS.

The Funds currently offer Class A, Class C, Class R, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative service fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Each of the Funds is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various

105

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of the registered open-end Underlying Funds and shares of exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Destination 2010, Destination 2015, Destination 2020, Destination 2025, Destination 2030, Destination 2035, and Destination 2040 currently invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently adjusted on a quarterly basis. If NLIC becomes unable pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.

The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of

106

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper a Fund’s performance. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from November 1, 2017 through December 31, 2017, the rate was 2.85%. For the period from January 1, 2018 through March 31, 2018, the rate was 2.80%. For the period from April 1, 2018 through April 30, 2018, the rate was 2.75%. Effective May 1, 2018, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2018. Please refer to the Statements of Investments for additional information on portfolio holdings.

Destination 2010

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$761,045	$—	$—	$761,045
Investment Companies	14,942,738	—	—	14,942,738
Investment Contract	—	—	3,694,068	3,694,068
Total	$15,703,783	$—	$3,694,068	$19,397,851

Destination 2015

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$3,837,475	$—	$—	$3,837,475
Investment Companies	61,415,295	—	—	61,415,295
Investment Contract	—	—	12,479,294	12,479,294
Total	$65,252,770	$—	$12,479,294	$77,732,064

Destination 2020

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$10,015,361	$—	$—	$10,015,361
Investment Companies	191,735,914	—	—	191,735,914
Investment Contract	—	—	24,964,237	24,964,237
Total	$201,751,275	$—	$24,964,237	$226,715,512

Destination 2025

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$19,211,654	$—	$—	$19,211,654
Investment Companies	254,519,128	—	—	254,519,128
Investment Contract	—	—	25,367,796	25,367,796
Total	$273,730,782	$—	$25,367,796	$299,098,578

107

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Destination 2030

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$18,028,769	$—	$—	$18,028,769
Investment Companies	274,689,152	—	—	274,689,152
Investment Contract	—	—	12,082,169	12,082,169
Repurchase Agreement	—	1,445,647	—	1,445,647
Short-Term Investment	104,066	—	—	104,066
Total	$292,821,987	$1,445,647	$12,082,169	$306,349,803

Destination 2035

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$19,196,948	$—	$—	$19,196,948
Investment Companies	230,961,004	—	—	230,961,004
Investment Contract	—	—	7,718,399	7,718,399
Repurchase Agreement	—	2,412,568	—	2,412,568
Short-Term Investment	173,670	—	—	173,670
Total	$250,331,622	$2,412,568	$7,718,399	$260,462,589

Destination 2040

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$17,694,027	$—	$—	$17,694,027
Investment Companies	186,722,679	—	—	186,722,679
Investment Contract	—	—	4,193,440	4,193,440
Repurchase Agreement	—	3,951,593	—	3,951,593
Short-Term Investment	284,457	—	—	284,457
Total	$204,701,163	$3,951,593	$4,193,440	$212,846,196

Destination 2045

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$14,868,314	$—	$—	$14,868,314
Investment Companies	150,789,206	—	—	150,789,206
Repurchase Agreement	—	3,073,643	—	3,073,643
Short-Term Investment	221,257	—	—	221,257
Total	$165,878,777	$3,073,643	$—	$168,952,420

Destination 2050

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$11,840,464	$—	$—	$11,840,464
Investment Companies	119,838,910	—	—	119,838,910
Repurchase Agreement	—	2,448,564	—	2,448,564
Short-Term Investment	176,261	—	—	176,261
Total	$131,855,635	$2,448,564	$—	$134,304,199

108

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Destination 2055

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$5,544,782	$—	$—	$5,544,782
Investment Companies	64,607,104	—	—	64,607,104
Repurchase Agreement	—	648,913	—	648,913
Short-Term Investment	46,712	—	—	46,712
Total	$70,198,598	$648,913	$—	$70,847,511

Destination 2060

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$1,121,769	$—	$—	$1,121,769
Investment Companies	13,058,281	—	—	13,058,281
Repurchase Agreement	—	58,443	—	58,443
Short-Term Investment	4,207	—	—	4,207
Total	$14,184,257	$58,443	$—	$14,242,700

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Destination 2010

	Investment Contract	Total
Balance as of 10/31/2017	$4,070,044	$4,070,044
Purchases*	577,478	577,478
Sales	(953,454)	(953,454)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/2018	$3,694,068	$3,694,068

Destination 2015

	Investment Contract	Total
Balance as of 10/31/2017	$13,167,815	$13,167,815
Purchases*	2,381,835	2,381,835
Sales	(3,070,356)	(3,070,356)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/2018	$12,479,294	$12,479,294

109

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Destination 2020

	Investment Contract	Total
Balance as of 10/31/2017	$25,667,468	$25,667,468
Purchases*	3,060,641	3,060,641
Sales	(3,763,872)	(3,763,872)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/2018	$24,964,237	$24,964,237

Destination 2025

	Investment Contract	Total
Balance as of 10/31/2017	$23,947,182	$23,947,182
Purchases*	4,501,850	4,501,850
Sales	(3,081,236)	(3,081,236)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/2018	$25,367,796	$25,367,796

Destination 2030

	Investment Contract	Total
Balance as of 10/31/2017	$12,878,449	$12,878,449
Purchases*	925,322	925,322
Sales	(1,721,602)	(1,721,602)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/2018	$12,082,169	$12,082,169

Destination 2035

	Investment Contract	Total
Balance as of 10/31/2017	$7,913,590	$7,913,590
Purchases*	532,704	532,704
Sales	(727,895)	(727,895)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/2018	$7,718,399	$7,718,399

110

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Destination 2040

	Investment Contract	Total
Balance as of 10/31/2017	$4,321,705	$4,321,705
Purchases*	172,565	172,565
Sales	(300,830)	(300,830)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/2018	$4,193,440	$4,193,440

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Funds’ Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.75%
		Redemption Feature	daily
		Non-Assignment Feature	daily
		Termination Feature	daily
*	NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies and exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

111

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other

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assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Securities Lending

During the six months ended April 30, 2018, Destination 2030, Destination 2035, Destination 2040, Destination 2045, Destination 2050, Destination 2055, and Destination 2060 entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3%  of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds receive payments from BBH equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2018, which were comprised of cash, were as follows:

Fund	Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Destination 2030	$1,549,713
Destination 2035	2,586,238
Destination 2040	4,236,050
Destination 2045	3,294,900
Destination 2050	2,624,825
Destination 2055	695,625
Destination 2060	62,650

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at

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April 30, 2018 (Unaudited)

least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2018, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

(c)	Joint Repurchase Agreements

During the six months ended April 30, 2018, Destination 2030, Destination 2035, Destination 2040, Destination 2045, Destination 2050, Destination 2055, Destination 2060, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2018, the joint repo on a gross basis was as follows:

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $333,515,656, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $340,170,000.

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April 30, 2018 (Unaudited)

At April 30, 2018, the Funds’ investment in the joint repo was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Destination 2030	BNP Paribas Securities Corp	$1,445,647	$—	$1,445,647	$(1,445,647)	$—
Destination 2035	BNP Paribas Securities Corp	2,412,568	—	2,412,568	(2,412,568)	—
Destination 2040	BNP Paribas Securities Corp	3,951,593	—	3,951,593	(3,951,593)	—
Destination 2045	BNP Paribas Securities Corp	3,073,643	—	3,073,643	(3,073,643)	—
Destination 2050	BNP Paribas Securities Corp	2,448,564	—	2,448,564	(2,448,564)	—
Destination 2055	BNP Paribas Securities Corp	648,913	—	648,913	(648,913)	—
Destination 2060	BNP Paribas Securities Corp	58,443	—	58,443	(58,443)	—

Amounts designated as “—” are zero.

*	At April 30, 2018, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for each Fund’s undivided interest in the joint repo and related collateral.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.

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April 30, 2018 (Unaudited)

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(g)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Funds define Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative service fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA a unified management fee of

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April 30, 2018 (Unaudited)

0.13% per annum of the Fund’s average daily net assets. Out of the unified management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative service fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business. For the six months ended April 30, 2018, the Funds’ effective unified management fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds, and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Pursuant to the unified advisory fee terms of the Investment Advisory Agreement, NFA pays fund administration and transfer agency fees. Therefore, during the six months ended April 30, 2018, the Funds did not pay any fund administration and transfer agency fees.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares, 1.00% for Class C shares, and 0.50% for Class R shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds’ Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2018, the Funds imposed front-end sales charges of $90,068. From these fees, NFD retained a portion amounting to $13,147.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2018, the Funds imposed CDSCs of $347. NFD retained all of the CDSCs imposed by the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, and Institutional Service Class shares of each Fund.

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April 30, 2018 (Unaudited)

For the six months ended April 30, 2018, the effective rates for administrative service fees were as follows:

Fund	Class A	Class C	Class R	Instit. Service
Destination 2010	0.25%	0.14%	0.25%	N/A
Destination 2015	0.23	0.05	0.25	0.25%
Destination 2020	0.23	0.10	0.25	0.25
Destination 2025	0.24	0.08	0.25	0.25
Destination 2030	0.24	0.04	0.25	0.25
Destination 2035	0.24	0.08	0.25	0.25
Destination 2040	0.24	0.03	0.25	0.25
Destination 2045	0.24	0.08	0.25	0.25
Destination 2050	0.25	0.05	0.25	0.25
Destination 2055	0.25	0.05	0.25	0.25
Destination 2060	0.24	0.01	0.25	0.25

For the six months ended April 30, 2018, each Fund’s total administrative service fees were as follows:

Fund	Amount
Destination 2010	$19,572
Destination 2015	74,609
Destination 2020	220,172
Destination 2025	281,737
Destination 2030	288,640
Destination 2035	254,867
Destination 2040	195,449
Destination 2045	150,270
Destination 2050	119,747
Destination 2055	63,363
Destination 2060	11,800

As of April 30, 2018, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Destination 2010	1.12%
Destination 2015	34.36
Destination 2020	39.78
Destination 2025	36.34
Destination 2030	35.95
Destination 2035	33.70
Destination 2040	32.24
Destination 2045	26.16
Destination 2050	22.80
Destination 2055	28.45
Destination 2060	35.78

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Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.

Cross trades for the six months ended April 30, 2018 were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series of Nationwide Variable Insurance Trust (“NVIT”). The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

For the six months ended April 30, 2018, pursuant to these Procedures, each Fund’s total cross trades transactions were as follows:

Fund	Purchases at Cost	Sales Proceeds	Net Realized Gain/(Loss)
Destination 2010	$—	$4,469	$18
Destination 2015	—	5,058	64
Destination 2020	—	10,868	167
Destination 2025	12,033	—	—
Destination 2030	88	—	—
Destination 2035	88	—	—
Destination 2040	7,266	—	—
Destination 2045	1,523	—	—
Destination 2050	1,006	—	—
Destination 2055	2,173	—	—
Destination 2060	3,577	440	1

4.  Investments in Affiliated Issuers

Each of the Funds invests in Class R6 shares of affiliated Underlying Funds, and each of the Funds can invest in the Nationwide Contract. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract for the six months ended April 30, 2018 were as follows:

Destination 2010

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Amundi Strategic Income Fund, Class R6	103,850	—	1,155,065	69,884	(239)	(11,136)	1,073,806	9,202	—
Nationwide International Index Fund, Class R6	260,282	2,713,363	340,183	773,299	163,549	(215,780)	2,228,016	37,187	91,181
Nationwide Mid Cap Market Index Fund, Class R6	59,171	1,130,568	344,245	329,003	17,976	(109,362)	1,054,424	8,722	117,712

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Destination 2010 (continued)

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide S&P 500 Index Fund, Class R6	282,112	4,070,044	1,886,875	1,348,416	263,450	(346,881)	4,525,072	43,090	189,769
Nationwide Small Cap Index Fund, Class R6	20,515	226,114	157,295	71,045	939	(23,629)	289,674	1,799	30,926
Nationwide Bond Index Fund, Class R6	256,811	6,570,315	636,736	4,290,339	(116,666)	(62,438)	2,737,608	61,007	—
Nationwide Core Plus Bond Fund, Class R6	177,254	2,040,238	190,206	410,608	(769)	(57,160)	1,761,907	30,056	236
Nationwide Inflation-Protected Securities Fund, Class R6	130,753	1,130,568	389,595	246,109	6,153	(7,976)	1,272,231	6,709	—
Nationwide Contract(a)(b)(c)	$3,694,068	4,070,044	577,478	953,454	—	—	3,694,068	52,512	—
Total		21,951,254	5,677,678	8,492,157	334,393	(834,362)	18,636,806	250,284	429,824

Destination 2015

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Amundi Strategic Income Fund, Class R6	416,261	—	4,536,937	185,817	(1,647)	(45,329)	4,304,144	37,583	—
Nationwide International Index Fund, Class R6	1,361,065	14,128,501	1,052,208	3,245,318	276,810	(561,488)	11,650,713	193,056	472,395
Nationwide Mid Cap Market Index Fund, Class R6	260,540	6,599,261	883,916	2,294,865	39,042	(584,524)	4,642,830	48,976	681,890
Nationwide S&P 500 Index Fund, Class R6	1,157,736	18,833,936	5,059,102	4,928,467	674,487	(1,068,978)	18,570,080	194,421	875,331
Nationwide Small Cap Index Fund, Class R6	110,299	1,878,001	319,943	428,856	54,498	(266,166)	1,557,420	13,806	258,770
Nationwide Bond Index Fund, Class R6	843,663	22,602,406	1,540,917	14,554,404	(524,047)	(71,420)	8,993,452	205,141	—
Nationwide Core Plus Bond Fund, Class R6	706,264	8,485,318	483,516	1,714,611	(1,273)	(232,686)	7,020,264	122,692	980
Nationwide Inflation-Protected Securities Fund, Class R6	480,616	3,776,541	1,745,783	847,654	35,121	(33,399)	4,676,392	22,233	—
Nationwide Contract(a)(b)(c)	$12,479,294	13,167,815	2,381,835	3,070,356	—	—	12,479,294	171,356	—
Total		89,471,779	18,004,157	31,270,348	552,991	(2,863,990)	73,894,589	1,009,264	2,289,366

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Destination 2020

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Amundi Strategic Income Fund, Class R6	874,734	—	9,199,660	61,725	(658)	(92,528)	9,044,749	76,286	—
Nationwide International Index Fund, Class R6	4,520,678	43,696,913	3,206,711	7,315,038	448,980	(1,340,563)	38,697,003	621,491	1,520,745
Nationwide Mid Cap Market Index Fund, Class R6	955,977	23,143,339	3,498,974	7,612,236	(59,022)	(1,935,543)	17,035,512	177,916	2,487,046
Nationwide S&P 500 Index Fund, Class R6	3,809,512	65,535,086	10,355,247	13,558,863	3,883,643	(5,110,548)	61,104,565	681,654	3,165,857
Nationwide Small Cap Index Fund, Class R6	412,236	7,728,159	1,363,269	2,349,961	(66,763)	(853,928)	5,820,776	56,394	1,093,606
Nationwide Bond Index Fund, Class R6	2,980,822	54,023,520	3,278,183	24,008,789	(863,190)	(654,161)	31,775,563	545,740	—
Nationwide Core Plus Bond Fund, Class R6	1,824,140	20,583,031	902,697	2,771,082	161	(582,853)	18,131,954	308,060	2,455
Nationwide Inflation-Protected Securities Fund, Class R6	1,040,677	7,702,877	3,549,944	1,134,403	38,694	(31,320)	10,125,792	47,092	—
Nationwide Contract(a)(b)(c)	$24,964,237	25,667,468	3,060,641	3,763,872	—	—	24,964,237	341,458	—
Total		248,080,393	38,415,326	62,575,969	3,381,845	(10,601,444)	216,700,151	2,856,091	8,269,709

Destination 2025

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Amundi Strategic Income Fund, Class R6	1,008,236	—	10,564,949	36,730	(462)	(102,593)	10,425,164	85,596	—
Nationwide International Index Fund, Class R6	6,658,863	60,658,018	5,325,176	7,690,108	865,407	(2,158,630)	56,999,863	878,573	2,146,949
Nationwide Mid Cap Market Index Fund, Class R6	1,337,451	35,120,045	5,323,791	13,488,611	(177,747)	(2,944,102)	23,833,376	271,213	3,827,610
Nationwide S&P 500 Index Fund, Class R6	5,510,650	86,195,991	16,629,102	12,549,385	4,231,359	(6,116,235)	88,390,832	926,487	4,238,545
Nationwide Small Cap Index Fund, Class R6	851,903	14,370,443	2,562,584	3,177,213	(129,565)	(1,597,379)	12,028,870	108,593	2,064,153
Nationwide Bond Index Fund, Class R6	3,373,147	55,979,516	5,669,996	24,062,949	(861,172)	(767,644)	35,957,747	587,298	—
Nationwide Core Plus Bond Fund, Class R6	2,106,597	22,407,717	1,563,158	2,378,521	(1,296)	(651,488)	20,939,570	344,807	2,706
Nationwide Inflation-Protected Securities Fund, Class R6	610,864	6,389,826	156,432	578,210	(5,747)	(18,595)	5,943,706	39,284	—
Nationwide Contract(a)(b)(c)	$25,367,796	23,947,182	4,501,850	3,081,236	—	—	25,367,796	331,270	—
Total		305,068,738	52,297,038	67,042,963	3,920,777	(14,356,666)	279,886,924	3,573,121	12,279,963

121

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Destination 2030

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Amundi Strategic Income Fund, Class R6	726,291	—	7,578,914	—	—	(69,070)	7,509,844	59,174	—
Nationwide International Index Fund, Class R6	7,344,905	68,100,791	5,371,507	9,180,777	1,612,207	(3,031,339)	62,872,389	968,491	2,367,044
Nationwide Mid Cap Market Index Fund, Class R6	1,712,672	38,934,421	5,727,275	10,734,086	305,761	(3,713,550)	30,519,821	301,341	4,182,380
Nationwide S&P 500 Index Fund, Class R6	6,172,508	100,507,868	13,796,169	13,207,455	4,715,348	(6,804,910)	99,007,020	1,055,658	4,862,219
Nationwide Small Cap Index Fund, Class R6	985,582	19,490,175	3,420,244	6,626,195	(312,102)	(2,055,704)	13,916,418	141,498	2,764,416
Nationwide Bond Index Fund, Class R6	3,719,105	48,727,178	6,197,315	13,785,890	(444,875)	(1,048,065)	39,645,663	552,470	—
Nationwide Core Plus Bond Fund, Class R6	1,833,932	19,411,196	2,093,972	2,703,766	(4,151)	(567,971)	18,229,280	299,253	2,312
Nationwide Inflation-Protected Securities Fund, Class R6	307,165	—	3,062,202	105,392	1,190	30,717	2,988,717	0	—
Nationwide Contract(a)(b)(c)	$12,082,169	12,878,449	925,322	1,721,602	—	—	12,082,169	171,008	—
Total		308,050,078	48,172,920	58,065,163	5,873,378	(17,259,892)	286,771,321	3,548,893	14,178,371

Destination 2035

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Amundi Strategic Income Fund, Class R6	619,882	—	6,467,818	—	—	(58,240)	6,409,578	50,017	—
Nationwide International Index Fund, Class R6	6,484,981	61,197,845	5,564,936	9,923,045	1,069,104	(2,397,401)	55,511,439	887,714	2,173,662
Nationwide Mid Cap Market Index Fund, Class R6	1,587,378	34,622,443	4,874,516	8,132,006	172,837	(3,250,711)	28,287,079	272,450	3,770,323
Nationwide S&P 500 Index Fund, Class R6	5,710,896	85,115,706	17,534,150	9,090,566	3,052,016	(5,008,535)	91,602,771	923,006	4,178,259
Nationwide Small Cap Index Fund, Class R6	1,009,119	18,601,801	3,277,134	5,356,887	(294,187)	(1,979,105)	14,248,756	138,263	2,674,122
Nationwide Bond Index Fund, Class R6	2,552,870	35,914,496	6,070,669	13,669,699	(354,268)	(747,602)	27,213,596	402,270	—
Nationwide Core Plus Bond Fund, Class R6	773,419	7,927,525	700,440	700,177	(8,280)	(231,723)	7,687,785	125,421	970
Nationwide Contract(a)(b)(c)	$7,718,399	7,913,590	532,704	727,895	—	—	7,718,399	107,670	—
Total		251,293,406	45,022,367	47,600,275	3,637,222	(13,673,317)	238,679,403	2,906,811	12,797,336

122

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Destination 2040

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide International Index Fund, Class R6	5,240,978	53,469,264	4,661,993	12,082,185	1,003,618	(2,189,915)	44,862,775	770,225	1,891,885
Nationwide Mid Cap Market Index Fund, Class R6	1,634,686	30,452,972	4,722,603	3,332,192	196,103	(2,909,389)	29,130,097	246,035	3,331,827
Nationwide S&P 500 Index Fund, Class R6	5,005,410	78,232,007	12,541,130	8,758,515	2,928,563	(4,656,416)	80,286,769	841,632	3,848,601
Nationwide Small Cap Index Fund, Class R6	813,956	15,188,139	2,624,511	4,436,094	(194,850)	(1,688,642)	11,493,064	113,659	2,201,499
Nationwide Bond Index Fund, Class R6	1,374,622	19,638,963	2,289,950	6,666,075	(255,776)	(353,596)	14,653,466	219,300	—
Nationwide Core Plus Bond Fund, Class R6	633,452	4,333,127	2,381,763	273,375	(3,072)	(141,935)	6,296,508	80,173	529
Nationwide Contract(a)(b)(c)	$4,193,440	4,321,705	172,565	300,830	—	—	4,193,440	58,731	—
Total		205,636,177	29,394,515	35,849,266	3,674,586	(11,939,893)	190,916,119	2,329,755	11,274,341

Destination 2045

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide International Index Fund, Class R6	4,267,819	42,507,839	4,581,241	9,618,311	166,778	(1,105,018)	36,532,529	610,650	1,499,189
Nationwide Mid Cap Market Index Fund, Class R6	1,344,771	25,510,473	4,075,041	3,376,934	31,005	(2,275,773)	23,963,812	202,995	2,757,161
Nationwide S&P 500 Index Fund, Class R6	4,075,424	62,904,678	10,991,502	7,109,345	2,181,268	(3,598,309)	65,369,794	673,826	3,079,789
Nationwide Small Cap Index Fund, Class R6	700,277	13,612,316	2,310,519	4,367,209	(21,370)	(1,646,350)	9,887,906	99,637	1,941,185
Nationwide Bond Index Fund, Class R6	1,098,328	11,904,093	1,786,062	1,593,561	(27,023)	(361,390)	11,708,181	144,731	—
Nationwide Core Plus Bond Fund, Class R6	334,707	3,383,045	247,049	200,711	(1,220)	(101,179)	3,326,984	53,515	410
Total		159,822,444	23,991,414	26,266,071	2,329,438	(9,088,019)	150,789,206	1,785,354	9,277,734

Destination 2050

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide International Index Fund, Class R6	3,468,297	33,431,691	3,717,968	6,731,064	113,991	(843,962)	29,688,624	474,711	1,163,292
Nationwide Mid Cap Market Index Fund, Class R6	1,142,711	21,357,372	3,491,029	2,606,971	91,310	(1,969,631)	20,363,109	168,537	2,283,751
Nationwide S&P 500 Index Fund, Class R6	3,280,512	50,589,969	8,868,730	5,709,764	1,179,350	(2,308,879)	52,619,406	536,718	2,449,817

123

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Destination 2050 (continued)

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Small Cap Index Fund, Class R6	556,911	10,678,716	1,914,691	3,430,450	72,492	(1,371,871)	7,863,578	77,501	1,506,210
Nationwide Bond Index Fund, Class R6	749,333	7,998,510	1,183,010	931,431	(5,538)	(256,665)	7,987,886	97,509	—
Nationwide Core Plus Bond Fund, Class R6	132,425	1,328,801	115,405	87,770	(242)	(39,887)	1,316,307	20,924	158
Total		125,385,059	19,290,833	19,497,450	1,451,363	(6,790,895)	119,838,910	1,375,900	7,403,228

Destination 2055

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide International Index Fund, Class R6	1,890,862	17,656,704	2,768,667	3,833,658	205,059	(610,994)	16,185,778	260,433	638,487
Nationwide Mid Cap Market Index Fund, Class R6	629,396	10,869,685	2,369,089	1,017,651	(13,119)	(992,175)	11,215,829	90,322	1,219,589
Nationwide S&P 500 Index Fund, Class R6	1,771,266	26,419,318	5,178,623	2,557,043	269,562	(899,347)	28,411,113	290,987	1,330,798
Nationwide Small Cap Index Fund, Class R6	322,115	5,430,666	1,305,303	1,498,338	137,520	(826,882)	4,548,269	42,071	807,811
Nationwide Bond Index Fund, Class R6	332,196	3,408,130	718,172	470,102	(3,849)	(111,146)	3,541,205	42,907	—
Nationwide Core Plus Bond Fund, Class R6	70,916	680,487	86,244	40,456	(266)	(21,099)	704,910	11,117	84
Total		64,464,990	12,426,098	9,417,248	594,907	(3,461,643)	64,607,104	737,837	3,996,769

Destination 2060

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide International Index Fund, Class R6	381,242	3,009,015	1,023,752	697,390	112,054	(184,001)	3,263,430	45,631	111,372
Nationwide Mid Cap Market Index Fund, Class R6	127,383	1,851,650	836,245	239,774	20,551	(198,699)	2,269,973	15,798	210,391
Nationwide S&P 500 Index Fund, Class R6	358,296	4,513,587	1,893,744	537,691	93,639	(216,205)	5,747,074	51,587	230,030
Nationwide Small Cap Index Fund, Class R6	65,277	926,824	418,334	304,055	(4,724)	(114,670)	921,709	7,361	139,241
Nationwide Bond Index Fund, Class R6	66,939	579,656	216,164	60,718	(76)	(21,455)	713,571	7,957	—
Nationwide Core Plus Bond Fund, Class R6	14,338	115,888	38,985	8,381	14	(3,982)	142,524	2,060	15
Total		10,996,620	4,427,224	1,848,009	221,458	(739,012)	13,058,281	130,394	691,049

Amounts designated as “—” are zero or have been rounded to zero.

124

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
(a)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.
(b)	Value determined using significant unobservable inputs.
(c)	Fair valued security.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Line of Credit and Interfund Lending

The Trust and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2018. During the six months ended April 30, 2018, the Funds had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among Funds managed by the Advisor. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended April 30, 2018, none of the Funds engaged in interfund lending.

6.  Investment Transactions

For the six months ended April 30, 2018, purchases and sales of investments (excluding short-term securities) were as follows:

Fund	Purchases*	Sales*
Destination 2010	$6,302,046	$9,015,111
Destination 2015	19,763,916	33,868,126
Destination 2020	43,289,208	66,438,777
Destination 2025	62,110,556	72,077,257

125

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Fund	Purchases*	Sales*
Destination 2030	$56,773,043	$64,696,318
Destination 2035	53,760,410	510,505,866
Destination 2040	36,545,255	37,141,962
Destination 2045	30,011,397	27,502,577
Destination 2050	24,101,373	20,358,939
Destination 2055	14,967,506	9,786,294
Destination 2060	5,052,949	1,921,560
*	Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfunds. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.

The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfunds. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government Portfolio, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government Portfolio, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

126

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule is June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018 (although the requirement to file the initial Form N-PORT has been extended by the SEC to April 30, 2019 as opposed to the original requirement to file by July 30, 2018). Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements. The Regulation S-X amendments had a compliance date of August 1, 2017 and are reflected in the Funds’ financial statements for the six months ended April 30, 2018.

10.  Other

As of April 30, 2018, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Destination 2010	89.18%	1
Destination 2015	87.06	3	(a)
Destination 2020	83.48	3	(a)
Destination 2025	85.51	3	(a)
Destination 2030	85.47	3	(a)
Destination 2035	87.80	3	(a)
Destination 2040	87.33	3	(a)
Destination 2045	79.76	2	(a)
Destination 2050	81.75	2	(a)
Destination 2055	84.93	2	(a)
Destination 2060	96.24	4	(a)

(a)	All or a portion of the accounts are the accounts of affiliated funds.

11.  Federal Tax Information

As of April 30, 2018, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Destination 2010	$19,550,543	$132,654	$(285,346)	$(152,692)
Destination 2015	75,985,289	2,393,931	(647,156)	1,746,775
Destination 2020	220,868,633	7,815,583	(1,968,704)	5,846,879
Destination 2025	287,316,723	13,715,343	(1,933,488)	11,781,855
Destination 2030	293,586,600	14,709,858	(1,946,655)	12,763,203

127

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Destination 2035	$249,170,847	$12,633,112	$(1,341,370)	$11,291,742
Destination 2040	203,083,376	10,695,581	(932,761)	9,762,820
Destination 2045	161,226,363	8,484,418	(758,361)	7,726,057
Destination 2050	128,398,762	6,510,133	(604,696)	5,905,437
Destination 2055	68,302,133	2,879,512	(334,134)	2,545,378
Destination 2060	14,110,590	292,863	(160,753)	132,110

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

128

Supplemental Information

April 30, 2018 (Unaudited)

Nationwide Destination 2010 Fund

Nationwide Destination 2015 Fund

Nationwide Destination 2020 Fund

Nationwide Destination 2025 Fund

Nationwide Destination 2030 Fund

Nationwide Destination 2035 Fund

Nationwide Destination 2040 Fund

Nationwide Destination 2045 Fund

Nationwide Destination 2050 Fund

Nationwide Destination 2055 Fund

Nationwide Destination 2060 Fund

Continuation of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreement, including investment performance, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2018 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the continuation of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2017) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

129

Supplemental Information (Continued)

April 30, 2018 (Unaudited)

The Adviser also provided to the Trustees comparative expense information for customized peer groups created by the Adviser, for certain Funds where the Adviser did not consider that the Broadridge peer group provided an appropriate comparison.

In January 2018, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2018 meeting was to ensure that the Trustees had the opportunity to consider and discuss matters they deemed relevant to the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the continuation of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2018 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2018 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2018 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2018 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during a telephonic meeting in advance of the March 2018 meeting and during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Target Destination Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

130

Supplemental Information (Continued)

April 30, 2018 (Unaudited)

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Target Destination Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of Nationwide Destination 2015 Fund, Nationwide Destination 2020 Fund, Nationwide Destination 2025 Fund, Nationwide Destination 2030 Fund, and Nationwide Destination 2040 Fund, and Nationwide Destination 2055 Fund achieved investment performance at or below the median of the funds in its performance universe, or slightly above the median for the three-year period ended August 31, 2017. With respect to the remaining Funds, which ranked less favorably against the funds in their performance universes, the Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and regarding its long-term focus, and that certain asset allocations that the Adviser believes are desirable over the long-term in light of a Fund’s investment horizon and risk profile, including certain equity allocations and alternative investments, underperformed in recent periods. They considered the Adviser’s statement that it is confident in the appropriateness of its asset allocations for the Funds in light of the Funds’ target dates. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees considered that, for each Fund where there was a sufficient number of expense group peer funds, the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the first or second quintile of the Fund’s Broadridge expense group, with the exception of the Nationwide Destination 2045 Fund, which ranked in the third quintile. In addition, the Trustees noted that for all of the Funds there was an insufficient number of peer funds to provide quintile rankings in respect of the Funds’ actual advisory fees. The Trustees noted that because the Funds’ management fee was a “unified fee” structure, the Adviser pays substantially all of the expenses of managing and operating the Funds under its advisory fee, potentially making the management fee appear high relative to those of peer funds which do not have similar unified fee structures. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject in many cases to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-    -    -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements.

131

Management Information

April 30, 2018

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 51 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	111

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2000. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	111

132

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	111

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	111

133

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	111

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Granage Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

Lydia M. Marshall[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1949	Trustee since June 2014	111

134

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer) Principal of LM Marshall LLC (investment and business consulting) since 2007.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2001-present, Director of Nationwide Mutual Fire Insurance Company 2001-present, Director of Nationwide Corporation 2001-present, Director of Public Welfare Foundation (non-profit foundation) 2009-present, Trustee of Nationwide Foundation 2002-2014, and Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company.[2]

Eric E. Miller
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015

135

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual Insurance Company.[2]

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

136

Market Index Definitions

Bloomberg Barclays 7-Year Municipal Bond Index: An unmanaged index that measures the performance of U.S. dollar-denominated tax-exempt bonds with maturities of seven years, including state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Bloomberg Barclays U.S. Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Index with a remaining maturity of one to three years, including Treasurys, government-related issues and corporate securities.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues, which includes Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency) with maturities of one year or more; generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM (Series-L): An unmanaged index that measures the performance of rules-based, market value-weighted inflation-protected securities issued by the U.S. Treasury with a remaining maturity of at least one year; a subset of the Global Inflation-Linked Index (Series-L).

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill). © 2018 Citigroup Index LLC. All rights reserved.

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

ICE BofAML Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.

Note about BofA Merrill Lynch Indexes

Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services.

iMoneyNet Money Fund Average™ Government All: An average of government money market funds. Government money market funds may invest in U.S. Treasurys, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.

137

Market Index Definitions (cont.)

JPM EMBI Global Diversified Index: An unmanaged index in the Government Bond Index-Emerging Markets (GBI-EM) series that measures the local market performance of U.S. dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.

Note about JPMorgan Indexes

Information has been obtained from sources believed to be reliable but JPMorgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan’s prior written approval. Copyright 2018, JPMorgan Chase & Co. All rights reserved.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

Morningstar® (Mstar) Target Risk Indexes: A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.

●	The Morningstar® Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
●	The Morningstar® Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
●	The Morningstar® Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
●	The Morningstar® Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
●	The Morningstar® Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI EAFE® Small Cap Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of small-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

138

Market Index Definitions (cont.)

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index: An unmanaged, market capitalization-weighted index based on the Russell 3000® Index. The Russell 3000 Growth Index includes companies that display signs of above-average growth. The index is used to provide a gauge of the performance of growth stocks in the U.S.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the information technology sector and the internet retail sub-industry from the consumer discretionary sector of the U.S. equity market.

139

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Bottom-up investment approach: A method of investing that involves: 1) focusing on an individual company, 2) rather than on the industry in which a company operates, or 3) on the economy as a whole. It is the microeconomic analysis of a company or stock.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.

140

Glossary (cont.)

Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.

Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.

High-yield bonds (also known as junk bonds): Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are

141

Glossary (cont.)

supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

142

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), except Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. ©2018

SAR-TD  (6/18)

Semiannual Report

April 30, 2018 (Unaudited)

Nationwide Mutual Funds

Investor Destinations Funds

Nationwide Investor Destinations Aggressive Fund

Nationwide Investor Destinations Moderately Aggressive Fund

Nationwide Investor Destinations Moderate Fund

Nationwide Investor Destinations Moderately Conservative Fund

Nationwide Investor Destinations Conservative Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Message to Investors

Dear Investor,

The financial markets experienced a choppy start in 2018 as long-term interest rates jumped and the S&P 500® Index (S&P 500) fell into its first correction in two years. Firming inflation data and rising rate hike expectations led to higher Treasury yields, which in turn helped to push stock prices lower.

From a broader perspective, the long-running economic expansion still appears unlikely to be in peril anytime soon. The labor market continues to tighten, slowly but surely putting upward pressure on wage growth and consumer confidence. Ebb and flow likely will continue in both the economy and financial markets, but the underlying path for now should continue to be to the upside.

Economic Review

During the semiannual period ended April 30, 2018, equity markets moderated, as investors became increasingly focused on risks and the potential for a peak in fundamentals. Volatility increased substantially following an unusual period of strength and calm experienced between the 2016 U.S. presidential election and late 2017. Fixed-income returns were mostly negative, as increasing inflation concerns caused investors to adjust their expectation for Federal Reserve action. U.S. equities were higher, with the S&P 500 returning 3.82% for the reporting period. International markets were strong despite increasing concern over the health of the global economy. The MSCI EAFE® Index (MSCI EAFE) returned 3.41% for the period, while the MSCI Emerging Markets® Index was stronger, returning 4.80%.

In the United States, equity markets started strong during the semiannual reporting period, then entered a volatile period that lacked direction. The first half of the period was strong on optimism concerning tax reform and the strength of corporate profits, but saw a sharp correction in February on fears of inflation, rising interest rates and the prospect for a trade war. Gross domestic product (GDP) continued to be strong, with the fourth calendar quarter of 2017 up 2.9% and the first quarter of 2018 up 2.3%. Corporate profits have benefited from strong revenues and the boost from tax reform, with earnings growth of 16% in the fourth calendar quarter of 2017 and 25% in the first quarter of 2018. Expectations are for continued strong growth, with 7% sales growth and 20% earnings growth forecast for 2018.

Long-term rates moved higher during the reporting period.

The Federal Reserve continued its steady path for a higher federal funds rate, moving to raise rates by 0.25% in both December 2017 and March 2018. Inflation is moving toward the Fed’s 2% target, economic growth remains strong, and fears of global deflation have moderated, allowing the Federal Open Market Committee (FOMC) to target two additional rate hikes in 2018. Long-term rates moved higher during the semiannual reporting period, with the 10-year U.S. Treasury yield rising from 2.37% to 2.93%, reaching the highest level in more than four years.

Entering the reporting period, the S&P 500 had an unprecedented period of strength and calm, with a record streak of positive returns from November 2016 through January 2018. That reversed quickly in February, with a precipitous drop from an all-time high to a 10% correction in just nine trading days, primarily driven by fears of inflation and rising interest rates. The remainder of the reporting period saw a gradual return to calm and a relatively tight trading pattern as investors waited on the sidelines for signs of a resumed move higher.

S&P 500 returns ranged from 5.7% in January 2018 (the best month since March 2016) to -3.7% in February 2018 (the worst month since January 2016). The best-performing sectors were consumer discretionary, energy and technology, while consumer staples, real estate and materials lagged. Growth stocks outperformed value stocks for the reporting period, while small-capitalization stocks modestly beat large-cap stocks.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks were higher for the reporting period, continuing an extended period of

1

Message to Investors (cont.)

strength. Since mid-2016, the MSCI EAFE has outperformed the S&P 500 in four of seven quarters, as optimism has grown surrounding the synchronized global growth environment. During the reporting period, the MSCI Emerging Markets Index outperformed the S&P 500, while the MSCI EAFE slightly underperformed the S&P 500. Economic data began to moderate throughout the period, particularly in Europe, as the strong euro in 2017 was a headwind for growth. Fears of growing trade tensions and rising commodity prices also acted as a headwind, causing relative weakness late in the reporting period.

The performance of fixed-income markets was mixed during the reporting period, as rising interest rates across the yield curve were largely offset by tightening credit spreads. The 10-year Treasury yield rose by 0.56% during the period, while the 2-year yield gained 0.9%; spreads narrowed between the two rates to 0.45%, the lowest spread since 2007. Credit spreads were little changed during the reporting period.

Index	Semiannual Total Returns (as of April 30, 2018)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	-0.49%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-3.48%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	-2.25%
Bloomberg Barclays Municipal Bond	-0.97%
Bloomberg Barclays U.S. Aggregate Bond	-1.87%
Bloomberg Barclays U.S. Corporate High Yield	-0.17%
MSCI EAFE®	3.41%
MSCI Emerging Markets®	4.80%
MSCI World ex USA	3.04%
Russell 1000® Growth	5.46%
Russell 1000® Value	1.94%
Russell 2000®	3.27%
S&P 500®	3.82%

Source: Morningstar

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

2

Fund Overview	Nationwide Investor Destinations Aggressive Fund

Asset Allocation†

Equity Funds	92.1%
Alternative Assets	5.9%
Fixed Income Funds	2.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	33.5%
Nationwide International Index Fund, Class R6	25.2%
Nationwide Mid Cap Market Index Fund, Class R6	19.9%
Nationwide International Small Cap Fund, Class R6	4.0%
Nationwide Loomis All Cap Growth Fund, Class R6	4.0%
Nationwide Bailard Emerging Markets Equity Fund, Class R6	3.9%
iShares Core MSCI Emerging Markets ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.5%
Nationwide Bond Index Fund, Class R6	1.5%
Nationwide Amundi Global High Yield Fund, Class R6	1.0%
Other Holdings	1.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

3

Shareholder Expense Example	Nationwide Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Aggressive Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 4/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,026.00	2.71	0.54
	Hypothetical	(b)(c)	1,000.00	1,022.12	2.71	0.54
Class C Shares	Actual	(b)	1,000.00	1,022.20	6.42	1.28
	Hypothetical	(b)(c)	1,000.00	1,018.45	6.41	1.28
Class R Shares	Actual	(b)	1,000.00	1,024.10	4.22	0.84
	Hypothetical	(b)(c)	1,000.00	1,020.63	4.21	0.84
Class R6 Shares	Actual	(b)	1,000.00	1,028.40	0.96	0.19
	Hypothetical	(b)(c)	1,000.00	1,023.85	0.95	0.19
Institutional Service Class Shares	Actual	(b)	1,000.00	1,027.20	1.46	0.29
	Hypothetical	(b)(c)	1,000.00	1,023.36	1.45	0.29
Service Class Shares	Actual	(b)	1,000.00	1,026.50	3.01	0.60
	Hypothetical	(b)(c)	1,000.00	1,021.82	3.01	0.60

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Investment Companies 97.0%

	Shares	Value

Alternative Assets 5.9%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	1,073,972	$10,771,942
Nationwide Bailard Emerging Markets Equity Fund, Class R6 (a)	3,748,666	41,422,762
Nationwide Emerging Markets Debt Fund, Class R6 (a)	1,049,847	10,634,951

Total Alternative Assets (cost $58,179,664)		62,829,655

Equity Funds 89.1%
Nationwide International Index Fund, Class R6 (a)	30,970,846	265,110,441
Nationwide International Small Cap Fund, Class R6 (a)	3,539,804	42,229,856
Nationwide Loomis All Cap Growth Fund, Class R6 (a)	3,641,795	41,589,295
Nationwide Mid Cap Market Index Fund, Class R6 (a)	11,782,543	209,964,908
Nationwide S&P 500 Index Fund, Class R6 (a)	22,042,331	353,558,993
Nationwide Small Cap Index Fund, Class R6 (a)	1,878,147	26,519,430

Total Equity Funds (cost $824,447,295)		938,972,923

Fixed Income Funds 2.0%
Nationwide Bond Index Fund, Class R6 (a)	1,507,974	16,075,007
Nationwide Core Plus Bond Fund, Class R6 (a)	543,729	5,404,663

Total Fixed Income Funds (cost $22,169,355)		21,479,670

Total Investment Companies (cost $904,796,314)		1,023,282,248

Exchange Traded Fund 3.0%
Equity Fund 3.0%
iShares Core MSCI Emerging Markets ETF	553,301	31,455,162

Total Exchange Traded Fund (cost $30,833,945)		31,455,162

Total Investments (cost $935,630,259) — 100.0%		1,054,737,410

Liabilities in excess of other assets — 0.0%†		(497,195)

NET ASSETS — 100.0%		$1,054,240,215

(a)	Investment in affiliate.

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value (cost $904,796,314)	$1,023,282,248
Investment securities of unaffiliated issuers, at value (cost $30,833,945)	31,455,162
Receivable for investments sold	71,956
Receivable for capital shares issued	1,181,423
Prepaid expenses	51,974

Total Assets	1,056,042,763

Liabilities:
Payable for capital shares redeemed	1,252,785
Accrued expenses and other payables:
Investment advisory fees	113,218
Fund administration fees	26,765
Distribution fees	215,926
Administrative servicing fees	135,961
Accounting and transfer agent fees	5,893
Trustee fees	1,610
Custodian fees	8,868
Compliance program costs (Note 3)	733
Professional fees	21,937
Printing fees	10,714
Other	8,138

Total Liabilities	1,802,548

Net Assets	$1,054,240,215

Represented by:
Capital	$887,465,323
Accumulated distributions in excess of net investment income	(8,077,900)
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	55,745,641
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	118,485,934
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	621,217

Net Assets	$1,054,240,215

Net Assets:
Class A Shares	$71,176,398
Class C Shares	38,421,162
Class R Shares	70,440,788
Class R6 Shares	188,646,760
Institutional Service Class Shares	7,168,799
Service Class Shares	678,386,308

Total	$1,054,240,215

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	7,010,833
Class C Shares	3,931,949
Class R Shares	7,104,685
Class R6 Shares	18,319,119
Institutional Service Class Shares	705,376
Service Class Shares	66,661,753

Total	103,733,715

6

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Aggressive Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.15
Class C Shares (b)	$9.77
Class R Shares	$9.91
Class R6 Shares	$10.30
Institutional Service Class Shares	$10.16
Service Class Shares	$10.18
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.77

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Investor Destinations Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$12,923,997
Dividend income from unaffiliated issuers	281,801
Other income	2,184

Total Income	13,207,982

EXPENSES:
Investment advisory fees	701,920
Fund administration fees	139,086
Distribution fees Class A	89,933
Distribution fees Class C	202,693
Distribution fees Class R	185,967
Distribution fees Service Class	875,643
Administrative servicing fees Class A	35,973
Administrative servicing fees Class C	18,243
Administrative servicing fees Class R	55,790
Administrative servicing fees Institutional Service Class	3,731
Administrative servicing fees Service Class	560,418
Registration and filing fees	39,706
Professional fees	35,643
Printing fees	12,489
Trustee fees	15,602
Custodian fees	25,306
Accounting and transfer agent fees	21,186
Compliance program costs (Note 3)	2,213
Other	12,997

Total expenses before earnings credit	3,034,539

Earnings credit (Note 5)	(6,287)

Net Expenses	3,028,252

NET INVESTMENT INCOME	10,179,730

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	60,366,796
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	20,554,874
Transactions in investment securities of unaffiliated issuers	146,612

Net realized gains	81,068,282

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(62,370,097)
Investment securities of unaffiliated issuers	(295,015)

Net change in unrealized appreciation/depreciation	(62,665,112)

Net realized/unrealized gains	18,403,170

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$28,582,900

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	Nationwide Investor Destinations Aggressive Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$10,179,730	$17,324,620
Net realized gains	81,068,282	140,120,011
Net change in unrealized appreciation/depreciation	(62,665,112)	57,776,948

Change in net assets resulting from operations	28,582,900	215,221,579

Distributions to Shareholders From:
Net investment income:
Class A	(1,212,637)	(1,030,920)
Class C	(624,708)	(703,614)
Class R	(1,207,913)	(1,205,269)
Class R6 (a)	(3,481,795)	(3,688,215)
Institutional Service Class	(134,811)	(89,609)
Service Class	(11,595,766)	(12,263,310)
Net realized gains:
Class A	(7,801,102)	(4,033,114)
Class C	(4,690,454)	(5,106,740)
Class R	(8,441,880)	(6,227,418)
Class R6 (a)	(20,296,693)	(12,799,095)
Institutional Service Class	(813,622)	(281,648)
Service Class	(76,104,189)	(54,799,721)

Change in net assets from shareholder distributions	(136,405,570)	(102,228,673)

Change in net assets from capital transactions	76,357,774	(108,611,936)

Change in net assets	(31,464,896)	4,380,970

Net Assets:
Beginning of period	1,085,705,111	1,081,324,141

End of period	$1,054,240,215	$1,085,705,111

Accumulated distributions in excess of net investment income at end of period	$(8,077,900)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$8,035,275	$23,144,092
Dividends reinvested	6,536,008	4,184,880
Cost of shares redeemed	(6,747,322)	(12,954,578)

Total Class A Shares	7,823,961	14,374,394

Class C Shares
Proceeds from shares issued	3,020,236	6,958,526
Dividends reinvested	3,993,988	2,919,871
Cost of shares redeemed	(6,076,662)	(36,705,584)

Total Class C Shares	937,562	(26,827,187)

Class R Shares
Proceeds from shares issued	3,391,018	6,839,679
Dividends reinvested	9,217,766	7,133,411
Cost of shares redeemed	(11,022,306)	(21,734,525)

Total Class R Shares	1,586,478	(7,761,435)

9

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Aggressive Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$26,603,601	$37,622,429
Dividends reinvested	23,778,488	16,482,352
Cost of shares redeemed	(22,106,556)	(98,515,765)

Total Class R6 Shares	28,275,533	(44,410,984)

Institutional Service Class Shares
Proceeds from shares issued	1,611,959	8,042,334
Dividends reinvested	222,131	113,113
Cost of shares redeemed	(1,246,489)	(3,901,525)

Total Institutional Service Class Shares	587,601	4,253,922

Service Class Shares
Proceeds from shares issued	20,740,091	41,497,721
Dividends reinvested	87,699,955	67,063,031
Cost of shares redeemed	(71,293,407)	(156,801,398)

Total Service Class Shares	37,146,639	(48,240,646)

Change in net assets from capital transactions	$76,357,774	$(108,611,936)

SHARE TRANSACTIONS:
Class A Shares
Issued	769,531	2,190,602
Reinvested	643,848	423,770
Redeemed	(643,211)	(1,227,670)

Total Class A Shares	770,168	1,386,702

Class C Shares
Issued	301,250	707,786
Reinvested	407,966	306,413
Redeemed	(598,320)	(3,623,154)

Total Class C Shares	110,896	(2,608,955)

Class R Shares
Issued	328,947	667,640
Reinvested	929,210	738,936
Redeemed	(1,069,473)	(2,111,830)

Total Class R Shares	188,684	(705,254)

Class R6 Shares (a)
Issued	2,414,932	3,537,769
Reinvested	2,310,069	1,647,116
Redeemed	(2,080,971)	(9,113,449)

Total Class R6 Shares	2,644,030	(3,928,564)

Institutional Service Class Shares
Issued	155,481	764,751
Reinvested	21,859	11,436
Redeemed	(118,016)	(377,165)

Total Institutional Service Class Shares	59,324	399,022

10

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Aggressive Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	1,959,719	3,950,099
Reinvested	8,614,079	6,783,014
Redeemed	(6,640,844)	(14,951,964)

Total Service Class Shares	3,932,954	(4,218,851)

Total change in shares	7,706,056	(9,675,900)

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.30	0.10	0.19	0.29	(0.19)	(1.25)	(1.44)	$10.15	2.60%		$71,176,398	0.54%	1.89%	0.54%	16.84%
Year Ended October 31, 2017	$10.23	0.17	1.92	2.09	(0.19)	(0.83)	(1.02)	$11.30	21.96%		$70,514,120	0.54%	1.59%	0.54%	29.48%
Year Ended October 31, 2016	$10.82	0.15	0.07	0.22	(0.16)	(0.65)	(0.81)	$10.23	2.44%		$49,650,574	0.55%	1.47%	0.55%	16.38%
Year Ended October 31, 2015	$11.51	0.18	(0.15)	0.03	(0.21)	(0.51)	(0.72)	$10.82	0.29%		$57,311,373	0.54%	1.62%	0.54%	12.90%
Year Ended October 31, 2014	$11.00	0.17	0.68	0.85	(0.19)	(0.15)	(0.34)	$11.51	7.92%		$61,402,299	0.54%	1.47%	0.54%	8.41%
Year Ended October 31, 2013	$8.97	0.17	2.13	2.30	(0.17)	(0.10)	(0.27)	$11.00	26.24%		$59,507,180	0.49%	1.69%	0.49%	22.52%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.94	0.06	0.19	0.25	(0.17)	(1.25)	(1.42)	$9.77	2.22%		$38,421,162	1.28%	1.22%	1.28%	16.84%
Year Ended October 31, 2017	$9.94	0.10	1.85	1.95	(0.12)	(0.83)	(0.95)	$10.94	21.06%		$41,795,408	1.28%	0.99%	1.28%	29.48%
Year Ended October 31, 2016	$10.54	0.07	0.08	0.15	(0.10)	(0.65)	(0.75)	$9.94	1.74%		$63,892,420	1.27%	0.72%	1.27%	16.38%
Year Ended October 31, 2015	$11.24	0.10	(0.15)	(0.05)	(0.14)	(0.51)	(0.65)	$10.54	(0.49%	)	$70,749,797	1.28%	0.88%	1.28%	12.90%
Year Ended October 31, 2014	$10.75	0.08	0.68	0.76	(0.12)	(0.15)	(0.27)	$11.24	7.21%		$76,857,144	1.24%	0.77%	1.24%	8.41%
Year Ended October 31, 2013	$8.78	0.09	2.09	2.18	(0.11)	(0.10)	(0.21)	$10.75	25.26%		$71,452,684	1.19%	0.92%	1.19%	22.52%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$11.07	0.08	0.19	0.27	(0.18)	(1.25)	(1.43)	$9.91	2.41%		$70,440,788	0.84%	1.64%	0.84%	16.84%
Year Ended October 31, 2017	$10.04	0.14	1.88	2.02	(0.16)	(0.83)	(0.99)	$11.07	21.62%		$76,547,929	0.83%	1.35%	0.83%	29.48%
Year Ended October 31, 2016	$10.64	0.11	0.07	0.18	(0.13)	(0.65)	(0.78)	$10.04	2.09%		$76,511,414	0.84%	1.16%	0.84%	16.38%
Year Ended October 31, 2015	$11.32	0.15	(0.14)	0.01	(0.18)	(0.51)	(0.69)	$10.64	0.10%		$88,954,971	0.83%	1.37%	0.83%	12.90%
Year Ended October 31, 2014	$10.83	0.13	0.67	0.80	(0.16)	(0.15)	(0.31)	$11.32	7.54%		$106,558,652	0.84%	1.22%	0.84%	8.41%
Year Ended October 31, 2013	$8.84	0.12	2.11	2.23	(0.14)	(0.10)	(0.24)	$10.83	25.73%		$108,654,200	0.85%	1.27%	0.85%	22.52%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$11.44	0.12	0.20	0.32	(0.21)	(1.25)	(1.46)	$10.30	2.84%		$188,646,760	0.19%	2.19%	0.19%	16.84%
Year Ended October 31, 2017	$10.35	0.20	1.95	2.15	(0.23)	(0.83)	(1.06)	$11.44	22.33%		$179,339,687	0.18%	1.91%	0.18%	29.48%
Year Ended October 31, 2016	$10.94	0.18	0.08	0.26	(0.20)	(0.65)	(0.85)	$10.35	2.79%		$202,807,208	0.18%	1.79%	0.18%	16.38%
Year Ended October 31, 2015	$11.62	0.22	(0.14)	0.08	(0.25)	(0.51)	(0.76)	$10.94	0.75%		$173,233,930	0.18%	1.94%	0.18%	12.90%
Year Ended October 31, 2014	$11.11	0.21	0.68	0.89	(0.23)	(0.15)	(0.38)	$11.62	8.21%		$146,720,517	0.19%	1.81%	0.19%	8.41%
Year Ended October 31, 2013	$9.06	0.19	2.16	2.35	(0.20)	(0.10)	(0.30)	$11.11	26.57%		$118,716,482	0.19%	1.88%	0.19%	22.52%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.31	0.12	0.19	0.31	(0.21)	(1.25)	(1.46)	$10.16	2.72%		$7,168,799	0.29%	2.23%	0.29%	16.84%
Year Ended October 31, 2017	$10.24	0.19	1.93	2.12	(0.22)	(0.83)	(1.05)	$11.31	22.25%		$7,306,462	0.30%	1.76%	0.30%	29.48%
Year Ended October 31, 2016	$10.83	0.18	0.07	0.25	(0.19)	(0.65)	(0.84)	$10.24	2.70%		$2,529,258	0.29%	1.81%	0.29%	16.38%
Year Ended October 31, 2015	$11.52	0.20	(0.14)	0.06	(0.24)	(0.51)	(0.75)	$10.83	0.56%		$3,475,708	0.29%	1.81%	0.29%	12.90%
Period Ended October 31, 2014 (i)	$11.18	0.02	0.42	0.44	(0.10)	–	(0.10)	$11.52	3.93%		$3,569,632	0.21%	0.24%	0.21%	8.41%

Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.32	0.10	0.20	0.30	(0.19)	(1.25)	(1.44)	$10.18	2.65%		$678,386,308	0.60%	1.86%	0.60%	16.84%
Year Ended October 31, 2017	$10.25	0.17	1.92	2.09	(0.19)	(0.83)	(1.02)	$11.32	21.86%		$710,201,505	0.58%	1.59%	0.58%	29.48%
Year Ended October 31, 2016	$10.84	0.14	0.08	0.22	(0.16)	(0.65)	(0.81)	$10.25	2.40%		$685,933,267	0.58%	1.41%	0.58%	16.38%
Year Ended October 31, 2015	$11.52	0.18	(0.14)	0.04	(0.21)	(0.51)	(0.72)	$10.84	0.34%		$766,386,276	0.58%	1.59%	0.58%	12.90%
Year Ended October 31, 2014	$11.02	0.16	0.68	0.84	(0.19)	(0.15)	(0.34)	$11.52	7.75%		$851,438,888	0.59%	1.46%	0.59%	8.41%
Year Ended October 31, 2013	$8.99	0.15	2.14	2.29	(0.16)	(0.10)	(0.26)	$11.02	26.04%		$862,903,998	0.60%	1.53%	0.60%	22.52%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

12

Fund Overview	Nationwide Investor Destinations Moderately Aggressive Fund

Asset Allocation†

Equity Funds	79.4%
Fixed Income Funds	11.3%
Alternative Assets	9.3%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	32.1%
Nationwide International Index Fund, Class R6	21.7%
Nationwide Mid Cap Market Index Fund, Class R6	16.0%
Nationwide Bond Index Fund, Class R6	6.4%
Nationwide Core Plus Bond Fund, Class R6	3.9%
Nationwide International Small Cap Fund, Class R6	3.5%
Nationwide Loomis All Cap Growth Fund, Class R6	3.0%
Nationwide Amundi Global High Yield Fund, Class R6	3.0%
Nationwide Bailard Emerging Markets Equity Fund, Class R6	2.9%
Nationwide Small Cap Index Fund, Class R6	2.1%
Other Holdings	5.4%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

13

Shareholder Expense Example	Nationwide Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderately Aggressive Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 4/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,022.70	2.66	0.53
	Hypothetical	(b)(c)	1,000.00	1,022.17	2.66	0.53
Class C Shares	Actual	(b)	1,000.00	1,018.90	6.26	1.25
	Hypothetical	(b)(c)	1,000.00	1,018.60	6.26	1.25
Class R Shares	Actual	(b)	1,000.00	1,020.90	4.16	0.83
	Hypothetical	(b)(c)	1,000.00	1,020.68	4.16	0.83
Class R6 Shares	Actual	(b)	1,000.00	1,024.60	0.90	0.18
	Hypothetical	(b)(c)	1,000.00	1,023.90	0.90	0.18
Institutional Service Class Shares	Actual	(b)	1,000.00	1,024.20	1.41	0.28
	Hypothetical	(b)(c)	1,000.00	1,023.41	1.40	0.28
Service Class Shares	Actual	(b)	1,000.00	1,022.60	2.91	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.92	2.91	0.58

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

14

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Investment Companies 99.0%

	Shares	Value

Alternative Assets 9.3%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	4,900,768	$49,154,702
Nationwide Amundi Strategic Income Fund, Class R6 (a)	2,364,680	24,450,793
Nationwide Bailard Emerging Markets Equity Fund, Class R6 (a)	4,341,606	47,974,748
Nationwide Emerging Markets Debt Fund, Class R6 (a)	3,151,435	31,924,033

Total Alternative Assets (cost $147,753,279)		153,504,276

Equity Funds 78.4%
Nationwide International Index Fund, Class R6 (a)	41,626,260	356,320,787
Nationwide International Small Cap Fund, Class R6 (a)	4,779,783	57,022,816
Nationwide Loomis All Cap Growth Fund, Class R6 (a)	4,361,040	49,803,081
Nationwide Mid Cap Market Index Fund, Class R6 (a)	14,791,624	263,586,735
Nationwide S&P 500 Index Fund, Class R6 (a)	32,868,706	527,214,046
Nationwide Small Cap Index Fund, Class R6 (a)	2,377,395	33,568,816

Total Equity Funds (cost $1,118,535,196)		1,287,516,281

Fixed Income Funds 11.3%
Nationwide Bond Index Fund, Class R6 (a)	9,856,138	105,066,426
Nationwide Core Plus Bond Fund, Class R6 (a)	6,500,379	64,613,770
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,667,105	16,220,936

Total Fixed Income Funds (cost $192,394,974)		185,901,132

Total Investment Companies (cost $1,458,683,449)		1,626,921,689

Exchange Traded Fund 1.0%
Equity Fund 1.0%
iShares Core MSCI Emerging Markets ETF	283,416	16,112,200

Total Exchange Traded Fund (cost $14,940,660)		16,112,200

Total Investments (cost $1,473,624,109) — 100.0%		1,643,033,889

Liabilities in excess of other assets — 0.0%†		(757,483)

NET ASSETS — 100.0%		$1,642,276,406

(a)	Investment in affiliate.

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value (cost $1,458,683,449)	$1,626,921,689
Investment securities of unaffiliated issuers, at value (cost $14,940,660)	16,112,200
Receivable for investments sold	10,489
Receivable for capital shares issued	2,806,884
Prepaid expenses	55,233

Total Assets	1,645,906,495

Liabilities:
Payable for capital shares redeemed	2,800,023
Accrued expenses and other payables:
Investment advisory fees	176,453
Fund administration fees	37,225
Distribution fees	327,600
Administrative servicing fees	201,915
Accounting and transfer agent fees	10,233
Trustee fees	2,615
Custodian fees	12,707
Compliance program costs (Note 3)	1,166
Professional fees	30,293
Printing fees	17,509
Other	12,350

Total Liabilities	3,630,089

Net Assets	$1,642,276,406

Represented by:
Capital	$1,391,803,981
Accumulated distributions in excess of net investment income	(10,308,660)
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	91,371,305
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	168,238,240
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	1,171,540

Net Assets	$1,642,276,406

Net Assets:
Class A Shares	$148,504,418
Class C Shares	60,816,802
Class R Shares	142,901,634
Class R6 Shares	366,521,512
Institutional Service Class Shares	21,149,643
Service Class Shares	902,382,397

Total	$1,642,276,406

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	14,193,823
Class C Shares	5,998,497
Class R Shares	14,061,743
Class R6 Shares	35,072,482
Institutional Service Class Shares	2,028,026
Service Class Shares	86,474,203

Total	157,828,774

16

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.46
Class C Shares (b)	$10.14
Class R Shares	$10.16
Class R6 Shares	$10.45
Institutional Service Class Shares	$10.43
Service Class Shares	$10.44
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.10

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

17

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$21,047,894
Dividend income from unaffiliated issuers	301,771
Other income	2,691

Total Income	21,352,356

EXPENSES:
Investment advisory fees	1,101,012
Fund administration fees	204,601
Distribution fees Class A	188,197
Distribution fees Class C	318,954
Distribution fees Class R	383,499
Distribution fees Service Class	1,177,608
Administrative servicing fees Class A	75,278
Administrative servicing fees Class C	22,327
Administrative servicing fees Class R	115,050
Administrative servicing fees Institutional Service Class	10,227
Administrative servicing fees Service Class	706,568
Registration and filing fees	40,696
Professional fees	51,648
Printing fees	17,920
Trustee fees	24,523
Custodian fees	30,603
Accounting and transfer agent fees	35,111
Compliance program costs (Note 3)	3,472
Other	18,870

Total expenses before earnings credit	4,526,164

Earnings credit (Note 5)	(49)

Net Expenses	4,526,115

NET INVESTMENT INCOME	16,826,241

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	87,358,583
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	40,982,124
Transactions in investment securities of unaffiliated issuers	181,670

Net realized gains	128,522,377

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(105,789,176)
Investment securities of unaffiliated issuers	186,166

Net change in unrealized appreciation/depreciation	(105,603,010)

Net realized/unrealized gains	22,919,367

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$39,745,608

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderately Aggressive Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$16,826,241	$30,691,273
Net realized gains	128,522,377	184,400,643
Net change in unrealized appreciation/depreciation	(105,603,010)	87,747,471

Change in net assets resulting from operations	39,745,608	302,839,387

Distributions to Shareholders From:
Net investment income:
Class A	(2,432,640)	(2,487,446)
Class C	(912,519)	(1,292,628)
Class R	(2,379,029)	(2,871,124)
Class R6 (a)	(6,562,349)	(8,007,547)
Institutional Service Class	(371,540)	(200,859)
Service Class	(15,015,997)	(18,356,827)
Net realized gains:
Class A	(13,430,433)	(7,683,478)
Class C	(5,953,952)	(7,825,689)
Class R	(14,414,978)	(11,819,840)
Class R6 (a)	(32,610,233)	(22,765,675)
Institutional Service Class	(1,898,238)	(232,588)
Service Class	(84,399,894)	(66,125,488)

Change in net assets from shareholder distributions	(180,381,802)	(149,669,189)

Change in net assets from capital transactions	65,467,376	(192,420,882)

Change in net assets	(75,168,818)	(39,250,684)

Net Assets:
Beginning of period	1,717,445,224	1,756,695,908

End of period	$1,642,276,406	$1,717,445,224

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(10,308,660)	$539,173

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$12,498,871	$47,535,256
Dividends reinvested	10,538,491	7,881,904
Cost of shares redeemed	(13,716,871)	(26,049,976)

Total Class A Shares	9,320,491	29,367,184

Class C Shares
Proceeds from shares issued	3,559,159	9,864,348
Dividends reinvested	5,832,733	4,709,052
Cost of shares redeemed	(8,660,334)	(65,070,892)

Total Class C Shares	731,558	(50,497,492)

Class R Shares
Proceeds from shares issued	5,376,518	10,791,340
Dividends reinvested	16,369,011	14,411,907
Cost of shares redeemed	(27,307,668)	(46,993,175)

Total Class R Shares	(5,562,139)	(21,789,928)

19

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Aggressive Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$44,713,756	$62,109,882
Dividends reinvested	39,171,031	30,771,408
Cost of shares redeemed	(39,892,195)	(190,180,532)

Total Class R6 Shares	43,992,592	(97,299,242)

Institutional Service Class Shares
Proceeds from shares issued	4,344,962	19,979,727
Dividends reinvested	412,972	148,161
Cost of shares redeemed	(2,319,190)	(4,105,324)

Total Institutional Service Class Shares	2,438,744	16,022,564

Service Class Shares
Proceeds from shares issued	22,118,693	44,556,854
Dividends reinvested	99,415,891	84,482,315
Cost of shares redeemed	(106,988,454)	(197,263,137)

Total Service Class Shares	14,546,130	(68,223,968)

Change in net assets from capital transactions	$65,467,376	$(192,420,882)

SHARE TRANSACTIONS:
Class A Shares
Issued	1,168,284	4,427,003
Reinvested	1,005,428	777,426
Redeemed	(1,261,491)	(2,420,251)

Total Class A Shares	912,221	2,784,178

Class C Shares
Issued	342,048	976,948
Reinvested	573,523	479,205
Redeemed	(829,456)	(6,252,172)

Total Class C Shares	86,115	(4,796,019)

Class R Shares
Issued	513,825	1,043,080
Reinvested	1,607,958	1,461,131
Redeemed	(2,600,179)	(4,512,989)

Total Class R Shares	(478,396)	(2,008,778)

Class R6 Shares (a)
Issued	4,040,902	5,792,912
Reinvested	3,743,584	3,033,172
Redeemed	(3,697,959)	(17,469,804)

Total Class R6 Shares	4,086,527	(8,643,720)

Institutional Service Class Shares
Issued	404,014	1,882,167
Reinvested	39,545	14,568
Redeemed	(215,407)	(382,987)

Total Institutional Service Class Shares	228,152	1,513,748

20

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Aggressive Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	2,042,866	4,173,793
Reinvested	9,512,360	8,358,261
Redeemed	(9,803,177)	(18,504,507)

Total Service Class Shares	1,752,049	(5,972,453)

Total change in shares	6,586,668	(17,123,044)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.41	0.11	0.16	0.27	(0.19)	(1.03)	(1.22)	$10.46	2.27%		$148,504,418	0.53%	1.98%	0.53%	16.42%
Year Ended October 31, 2017	$10.49	0.19	1.68	1.87	(0.21)	(0.74)	(0.95)	$11.41	19.09%		$151,587,878	0.53%	1.78%	0.53%	26.51%
Year Ended October 31, 2016	$11.12	0.16	0.08	0.24	(0.17)	(0.70)	(0.87)	$10.49	2.59%		$110,119,313	0.54%	1.54%	0.54%	15.29%
Year Ended October 31, 2015	$11.75	0.19	(0.15)	0.04	(0.22)	(0.45)	(0.67)	$11.12	0.29%		$118,845,242	0.55%	1.66%	0.55%	16.31%
Year Ended October 31, 2014	$11.38	0.18	0.63	0.81	(0.20)	(0.24)	(0.44)	$11.75	7.33%		$123,408,650	0.53%	1.53%	0.53%	9.54%
Year Ended October 31, 2013	$9.60	0.17	1.85	2.02	(0.18)	(0.06)	(0.24)	$11.38	21.44%		$112,242,046	0.50%	1.62%	0.50%	29.31%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.11	0.07	0.15	0.22	(0.16)	(1.03)	(1.19)	$10.14	1.89%		$60,816,802	1.25%	1.29%	1.25%	16.42%
Year Ended October 31, 2017	$10.23	0.12	1.63	1.75	(0.13)	(0.74)	(0.87)	$11.11	18.29%		$65,665,095	1.27%	1.16%	1.27%	26.51%
Year Ended October 31, 2016	$10.86	0.08	0.09	0.17	(0.10)	(0.70)	(0.80)	$10.23	1.93%		$109,539,789	1.27%	0.79%	1.27%	15.29%
Year Ended October 31, 2015	$11.50	0.11	(0.16)	(0.05)	(0.14)	(0.45)	(0.59)	$10.86	(0.48%	)	$120,287,139	1.27%	0.95%	1.27%	16.31%
Year Ended October 31, 2014	$11.16	0.09	0.62	0.71	(0.13)	(0.24)	(0.37)	$11.50	6.55%		$128,626,192	1.24%	0.84%	1.24%	9.54%
Year Ended October 31, 2013	$9.41	0.10	1.82	1.92	(0.11)	(0.06)	(0.17)	$11.16	20.72%		$125,294,548	1.19%	0.95%	1.19%	29.31%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$11.12	0.09	0.15	0.24	(0.17)	(1.03)	(1.20)	$10.16	2.09%		$142,901,634	0.83%	1.72%	0.83%	16.42%
Year Ended October 31, 2017	$10.24	0.16	1.64	1.80	(0.18)	(0.74)	(0.92)	$11.12	18.81%		$161,689,916	0.82%	1.53%	0.82%	26.51%
Year Ended October 31, 2016	$10.88	0.13	0.07	0.20	(0.14)	(0.70)	(0.84)	$10.24	2.25%		$169,510,980	0.83%	1.25%	0.83%	15.29%
Year Ended October 31, 2015	$11.50	0.16	(0.14)	0.02	(0.19)	(0.45)	(0.64)	$10.88	0.10%		$204,113,180	0.83%	1.42%	0.83%	16.31%
Year Ended October 31, 2014	$11.16	0.14	0.61	0.75	(0.17)	(0.24)	(0.41)	$11.50	6.92%		$242,451,059	0.83%	1.26%	0.83%	9.54%
Year Ended October 31, 2013	$9.41	0.13	1.82	1.95	(0.14)	(0.06)	(0.20)	$11.16	21.15%		$246,852,482	0.84%	1.28%	0.84%	29.31%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$11.40	0.12	0.16	0.28	(0.20)	(1.03)	(1.23)	$10.45	2.46%		$366,521,512	0.18%	2.28%	0.18%	16.42%
Year Ended October 31, 2017	$10.48	0.22	1.69	1.91	(0.25)	(0.74)	(0.99)	$11.40	19.51%		$353,319,609	0.18%	2.08%	0.18%	26.51%
Year Ended October 31, 2016	$11.11	0.19	0.09	0.28	(0.21)	(0.70)	(0.91)	$10.48	2.97%		$415,296,337	0.18%	1.88%	0.18%	15.29%
Year Ended October 31, 2015	$11.74	0.23	(0.15)	0.08	(0.26)	(0.45)	(0.71)	$11.11	0.67%		$359,712,315	0.18%	2.03%	0.18%	16.31%
Year Ended October 31, 2014	$11.37	0.21	0.64	0.85	(0.24)	(0.24)	(0.48)	$11.74	7.70%		$341,959,809	0.18%	1.85%	0.18%	9.54%
Year Ended October 31, 2013	$9.59	0.20	1.85	2.05	(0.21)	(0.06)	(0.27)	$11.37	21.83%		$270,917,338	0.19%	1.88%	0.19%	29.31%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.38	0.12	0.16	0.28	(0.20)	(1.03)	(1.23)	$10.43	2.42%		$21,149,643	0.28%	2.25%	0.28%	16.42%
Year Ended October 31, 2017	$10.46	0.18	1.72	1.90	(0.24)	(0.74)	(0.98)	$11.38	19.47%		$20,484,770	0.27%	1.65%	0.27%	26.51%
Year Ended October 31, 2016	$11.09	0.18	0.08	0.26	(0.19)	(0.70)	(0.89)	$10.46	2.85%		$2,993,117	0.28%	1.74%	0.28%	15.29%
Year Ended October 31, 2015	$11.72	0.20	(0.13)	0.07	(0.25)	(0.45)	(0.70)	$11.09	0.57%		$2,485,047	0.30%	1.75%	0.30%	16.31%
Period Ended October 31, 2014 (i)	$11.39	0.03	0.40	0.43	(0.10)	–	(0.10)	$11.72	3.77%		$2,589,232	0.20%	0.44%	0.20%	9.54%

Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.39	0.11	0.15	0.26	(0.18)	(1.03)	(1.21)	$10.44	2.26%		$902,382,397	0.58%	1.96%	0.58%	16.42%
Year Ended October 31, 2017	$10.47	0.19	1.68	1.87	(0.21)	(0.74)	(0.95)	$11.39	19.06%		$964,697,956	0.58%	1.76%	0.58%	26.51%
Year Ended October 31, 2016	$11.09	0.15	0.09	0.24	(0.16)	(0.70)	(0.86)	$10.47	2.65%		$949,236,372	0.58%	1.48%	0.58%	15.29%
Year Ended October 31, 2015	$11.72	0.19	(0.16)	0.03	(0.21)	(0.45)	(0.66)	$11.09	0.26%		$1,091,754,734	0.58%	1.65%	0.58%	16.31%
Year Ended October 31, 2014	$11.36	0.17	0.62	0.79	(0.19)	(0.24)	(0.43)	$11.72	7.19%		$1,241,791,771	0.58%	1.50%	0.58%	9.54%
Year Ended October 31, 2013	$9.58	0.16	1.85	2.01	(0.17)	(0.06)	(0.23)	$11.36	21.37%		$1,274,073,724	0.59%	1.56%	0.59%	29.31%
Amount designated as “–” is zero or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

22

Fund Overview	Nationwide Investor Destinations Moderate Fund

Asset Allocation†

Equity Funds	63.4%
Fixed Income Funds	17.3%
Investment Contract	11.0%
Alternative Assets	8.4%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

Nationwide S&P 500 Index Fund, Class R6	29.7%
Nationwide International Index Fund, Class R6	16.2%
Nationwide Contract	11.0%
Nationwide Mid Cap Market Index Fund, Class R6	10.6%
Nationwide Bond Index Fund, Class R6	6.4%
Nationwide Core Plus Bond Fund, Class R6	4.9%
Nationwide Loomis Short Term Bond Fund, Class R6	3.9%
Nationwide Amundi Global High Yield Fund, Class R6	3.0%
Nationwide Loomis All Cap Growth Fund, Class R6	2.0%
Nationwide International Small Cap Fund, Class R6	2.0%
Other Holdings	10.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

23

Shareholder Expense Example	Nationwide Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderate Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 4/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,016.50	2.70	0.54
	Hypothetical	(b)(c)	1,000.00	1,022.12	2.71	0.54
Class C Shares	Actual	(b)	1,000.00	1,013.30	6.29	1.26
	Hypothetical	(b)(c)	1,000.00	1,018.55	6.31	1.26
Class R Shares	Actual	(b)	1,000.00	1,015.50	4.15	0.83
	Hypothetical	(b)(c)	1,000.00	1,020.68	4.16	0.83
Class R6 Shares	Actual	(b)	1,000.00	1,018.50	0.90	0.18
	Hypothetical	(b)(c)	1,000.00	1,023.90	0.90	0.18
Institutional Service Class Shares	Actual	(b)	1,000.00	1,017.10	1.35	0.27
	Hypothetical	(b)(c)	1,000.00	1,023.46	1.35	0.27
Service Class Shares	Actual	(b)	1,000.00	1,016.40	2.90	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.92	2.91	0.58

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

24

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Investment Companies 86.6%

	Shares	Value

Alternative Assets 8.4%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	3,946,864	$39,587,049
Nationwide Amundi Strategic Income Fund, Class R6 (a)	1,904,410	19,691,600
Nationwide Bailard Emerging Markets Equity Fund, Class R6 (a)	2,333,102	25,780,780
Nationwide Emerging Markets Debt Fund, Class R6 (a)	2,538,028	25,710,221

Total Alternative Assets (cost $107,040,898)		110,769,650

Equity Funds 61.9%
Nationwide International Index Fund, Class R6 (a)	25,022,645	214,193,845
Nationwide International Small Cap Fund, Class R6 (a)	2,199,674	26,242,105
Nationwide Loomis All Cap Growth Fund, Class R6 (a)	2,341,461	26,739,484
Nationwide Mid Cap Market Index Fund, Class R6 (a)	7,868,718	140,220,547
Nationwide S&P 500 Index Fund, Class R6 (a)	24,503,670	393,038,870
Nationwide Small Cap Index Fund, Class R6 (a)	1,435,987	20,276,143

Total Equity Funds (cost $749,112,206)		820,710,994

Fixed Income Funds 16.3%
Nationwide Bond Index Fund, Class R6 (a)	7,998,363	85,262,547
Nationwide Core Plus Bond Fund, Class R6 (a)	6,569,341	65,299,245
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,342,614	13,063,633
Nationwide Loomis Short Term Bond Fund, Class R6 (a)	5,343,817	52,369,409

Total Fixed Income Funds (cost $223,324,908)		215,994,834

Total Investment Companies (cost $1,079,478,012)		1,147,475,478

Exchange Traded Funds 2.5%
Equity Fund 1.5%
iShares Core MSCI Emerging Markets ETF	342,371	19,463,791

Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond ETF	107,257	12,774,309

Total Exchange Traded Funds (cost $32,192,086)		32,238,100

Investment Contract 11.0%

	Principal Amount	Value

Nationwide Contract, 2.75% (a)(b)(c)(d)	$145,528,864	$145,528,864

Total Investment Contract (cost $145,528,864)		145,528,864

Total Investments (cost $1,257,198,962) — 100.1%		1,325,242,442

Liabilities in excess of other assets — (0.1)%		(671,115)

NET ASSETS — 100.0%		$1,324,571,327

(a)	Investment in affiliate.

(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(c)	Value determined using significant unobservable inputs.

(d)	Fair valued security.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Moderate Fund
Assets:
Investment securities of affiliated issuers, at value (cost $1,225,006,876)	$1,293,004,342
Investment securities of unaffiliated issuers, at value (cost $32,192,086)	32,238,100
Receivable for investments sold	1,132,203
Receivable for capital shares issued	1,794,450
Prepaid expenses	53,967

Total Assets	1,328,223,062

Liabilities:
Payable for capital shares redeemed	2,912,386
Accrued expenses and other payables:
Investment advisory fees	142,152
Fund administration fees	31,551
Distribution fees	280,885
Administrative servicing fees	205,169
Accounting and transfer agent fees	10,271
Trustee fees	2,152
Custodian fees	13,272
Compliance program costs (Note 3)	959
Professional fees	27,638
Printing fees	13,510
Other	11,790

Total Liabilities	3,651,735

Net Assets	$1,324,571,327

Represented by:
Capital	$1,186,721,511
Accumulated distributions in excess of net investment income	(5,004,297)
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	74,810,633
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	67,997,466
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	46,014

Net Assets	$1,324,571,327

Net Assets:
Class A Shares	$141,425,502
Class C Shares	84,592,117
Class R Shares	112,922,262
Class R6 Shares	317,252,494
Institutional Service Class Shares	15,918,303
Service Class Shares	652,460,649

Total	$1,324,571,327

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	14,048,257
Class C Shares	8,582,291
Class R Shares	11,540,201
Class R6 Shares	31,675,143
Institutional Service Class Shares	1,591,168
Service Class Shares	65,127,756

Total	132,564,816

26

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Moderate Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.07
Class C Shares (b)	$9.86
Class R Shares	$9.79
Class R6 Shares	$10.02
Institutional Service Class Shares	$10.00
Service Class Shares	$10.02
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.68

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Investor Destinations Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$14,862,007
Interest income from affiliated issuers	2,068,534
Dividend income from unaffiliated issuers	414,440
Other income	4,197

Total Income	17,349,178

EXPENSES:
Investment advisory fees	886,555
Fund administration fees	169,392
Distribution fees Class A	181,761
Distribution fees Class C	438,157
Distribution fees Class R	298,823
Distribution fees Service Class	843,804
Administrative servicing fees Class A	75,182
Administrative servicing fees Class C	32,173
Administrative servicing fees Class R	89,647
Administrative servicing fees Institutional Service Class	6,916
Administrative servicing fees Service Class	506,285
Registration and filing fees	42,384
Professional fees	44,310
Printing fees	17,074
Trustee fees	19,834
Custodian fees	27,361
Accounting and transfer agent fees	35,379
Compliance program costs (Note 3)	2,793
Other	16,670

Total expenses before earnings credit	3,734,500

Earnings credit (Note 5)	(3,599)

Net Expenses	3,730,901

NET INVESTMENT INCOME	13,618,277

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	54,912,064
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	33,229,843
Transactions in investment securities of unaffiliated issuers	119,451

Net realized gains	88,261,358

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(78,353,193)
Investment securities of unaffiliated issuers	(591,899)

Net change in unrealized appreciation/depreciation	(78,945,092)

Net realized/unrealized gains	9,316,266

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$22,934,543

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderate Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$13,618,277	$28,046,592
Net realized gains	88,261,358	93,795,901
Net change in unrealized appreciation/depreciation	(78,945,092)	71,824,092

Change in net assets resulting from operations	22,934,543	193,666,585

Distributions to Shareholders From:
Net investment income:
Class A	(2,085,825)	(2,924,562)
Class C	(976,770)	(1,578,275)
Class R	(1,617,373)	(2,526,973)
Class R6 (a)	(5,265,854)	(7,930,895)
Institutional Service Class	(239,620)	(244,063)
Service Class	(9,521,578)	(14,922,136)
Net realized gains:
Class A	(8,149,467)	(7,677,216)
Class C	(5,026,002)	(7,434,436)
Class R	(7,042,285)	(8,306,650)
Class R6 (a)	(18,237,627)	(18,305,015)
Institutional Service Class	(852,624)	(305,094)
Service Class	(37,855,590)	(43,384,118)

Change in net assets from shareholder distributions	(96,870,615)	(115,539,433)

Change in net assets from capital transactions	(2,804,061)	(218,056,897)

Change in net assets	(76,740,133)	(139,929,745)

Net Assets:
Beginning of period	1,401,311,460	1,541,241,205

End of period	$1,324,571,327	$1,401,311,460

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(5,004,297)	$1,084,446

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$11,411,397	$44,108,259
Dividends reinvested	6,872,922	7,864,792
Cost of shares redeemed	(18,051,279)	(37,561,476)

Total Class A Shares	233,040	14,411,575

Class C Shares
Proceeds from shares issued	5,297,123	13,645,993
Dividends reinvested	5,168,087	5,669,573
Cost of shares redeemed	(11,745,419)	(58,313,717)

Total Class C Shares	(1,280,209)	(38,998,151)

Class R Shares
Proceeds from shares issued	2,714,651	7,717,085
Dividends reinvested	8,345,716	10,521,435
Cost of shares redeemed	(18,673,627)	(34,537,331)

Total Class R Shares	(7,613,260)	(16,298,811)

29

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderate Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$36,702,473	$69,678,924
Dividends reinvested	23,480,110	26,214,555
Cost of shares redeemed	(46,924,999)	(221,989,797)

Total Class R6 Shares	13,257,584	(126,096,318)

Institutional Service Class Shares
Proceeds from shares issued	4,607,387	24,149,072
Dividends reinvested	407,433	262,396
Cost of shares redeemed	(4,025,653)	(14,443,655)

Total Institutional Service Class Shares	989,167	9,967,813

Service Class Shares
Proceeds from shares issued	23,655,592	47,250,901
Dividends reinvested	47,377,168	58,306,254
Cost of shares redeemed	(79,423,143)	(166,600,160)

Total Service Class Shares	(8,390,383)	(61,043,005)

Change in net assets from capital transactions	$(2,804,061)	$(218,056,897)

SHARE TRANSACTIONS:
Class A Shares
Issued	1,110,332	4,342,617
Reinvested	679,584	807,280
Redeemed	(1,744,590)	(3,710,942)

Total Class A Shares	45,326	1,438,955

Class C Shares
Issued	525,889	1,389,552
Reinvested	521,502	595,040
Redeemed	(1,157,971)	(5,864,454)

Total Class C Shares	(110,580)	(3,879,862)

Class R Shares
Issued	272,142	782,475
Reinvested	848,844	1,110,421
Redeemed	(1,854,206)	(3,503,286)

Total Class R Shares	(733,220)	(1,610,390)

Class R6 Shares (a)
Issued	3,537,214	6,876,918
Reinvested	2,335,038	2,700,145
Redeemed	(4,602,849)	(21,602,533)

Total Class R6 Shares	1,269,403	(12,025,470)

Institutional Service Class Shares
Issued	451,153	2,430,565
Reinvested	40,561	26,775
Redeemed	(389,036)	(1,443,904)

Total Institutional Service Class Shares	102,678	1,013,436

30

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderate Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	2,296,491	4,676,483
Reinvested	4,707,882	6,019,010
Redeemed	(7,640,552)	(16,485,530)

Total Service Class Shares	(636,179)	(5,790,037)

Total change in shares	(62,572)	(20,853,368)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

31

Statement of Cash Flows

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Investor Destinations Moderate Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$22,934,543
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities of affiliated issuers	(153,202,522)
Proceeds from disposition of investment securities of affiliated issuers	260,994,607
Purchase of investment securities of unaffiliated issuers	(7,109,528)
Proceeds from disposition of investment securities of unaffiliated issuers	2,777,438
Reinvestment of dividend income from affiliated issuers	(14,862,007)
Reinvestment of dividend income from unaffiliated issuers	(414,440)
Reinvestment of interest income from affiliated issuers	(2,068,534)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	78,353,193
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers	591,899
Reinvestment of net realized gain distributions from affiliated underlying funds	(54,912,064)
Net realized gain from investment transactions with affiliated issuers	(33,229,843)
Net realized gain from investment transactions with unaffiliated issuers	(119,451)
Increase in receivable for investments sold	(635,835)
Increase in prepaid expenses	(13,231)
Decrease in investment advisory fees	(12,461)
Decrease in fund administration fees	(2,060)
Decrease in distribution fees	(29,673)
Decrease in administrative servicing fees	(4,533)
Decrease in accounting and transfer agent fees	(2,651)
Decrease in trustee fees	(1,280)
Increase in custodian fees	373
Increase in compliance program costs	75
Decrease in professional fees	(1,094)
Increase in printing fees	2,284
Increase in other payables	6,057

Net cash provided by operating activities	99,039,262

Cash flows used in financing activities:
Proceeds from shares issued	82,940,333
Cost of shares redeemed	(176,760,416)
Cash distributions paid to shareholders	(5,219,179)

Net cash used in financing activities	(99,039,262)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions of $91,651,436.

Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, dividend income from unaffiliated issuers, interest income from affiliated issuers and realized gain distributions from affiliated underlying funds of $72,257,045.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

32

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.64	0.10	0.08	0.18	(0.15)	(0.60)	(0.75)	$10.07	1.65%		$141,425,502	0.54%	2.00%	0.54%	16.91%
Year Ended October 31, 2017	$10.11	0.20	1.16	1.36	(0.22)	(0.61)	(0.83)	$10.64	14.35%		$149,005,220	0.54%	1.99%	0.54%	24.26%
Year Ended October 31, 2016	$10.78	0.16	0.10	0.26	(0.17)	(0.76)	(0.93)	$10.11	2.81%		$127,043,425	0.54%	1.60%	0.54%	18.69%
Year Ended October 31, 2015	$11.35	0.18	(0.13)	0.05	(0.21)	(0.41)	(0.62)	$10.78	0.42%		$135,981,642	0.55%	1.68%	0.55%	12.98%
Year Ended October 31, 2014	$11.23	0.17	0.49	0.66	(0.19)	(0.35)	(0.54)	$11.35	6.08%		$143,271,556	0.54%	1.50%	0.54%	17.14%
Year Ended October 31, 2013	$9.93	0.17	1.36	1.53	(0.18)	(0.05)	(0.23)	$11.23	15.56%		$134,092,908	0.50%	1.58%	0.50%	32.04%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.43	0.06	0.09	0.15	(0.12)	(0.60)	(0.72)	$9.86	1.33%		$84,592,117	1.26%	1.29%	1.26%	16.91%
Year Ended October 31, 2017	$9.92	0.13	1.13	1.26	(0.14)	(0.61)	(0.75)	$10.43	13.53%		$90,700,172	1.26%	1.30%	1.26%	24.26%
Year Ended October 31, 2016	$10.59	0.09	0.10	0.19	(0.10)	(0.76)	(0.86)	$9.92	2.11%	(g)	$124,781,047	1.26%	0.87%	1.26%	18.69%
Year Ended October 31, 2015	$11.17	0.10	(0.14)	(0.04)	(0.13)	(0.41)	(0.54)	$10.59	(0.39%	) (g)	$135,414,362	1.27%	0.95%	1.27%	12.98%
Year Ended October 31, 2014	$11.06	0.09	0.48	0.57	(0.11)	(0.35)	(0.46)	$11.17	5.39%		$140,221,911	1.24%	0.81%	1.24%	17.14%
Year Ended October 31, 2013	$9.79	0.09	1.33	1.42	(0.10)	(0.05)	(0.15)	$11.06	14.68%		$137,680,905	1.19%	0.89%	1.19%	32.04%

Class R Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$10.36	0.09	0.08	0.17	(0.14)	(0.60)	(0.74)	$9.79	1.55%		$112,922,262	0.84%	1.73%	0.84%	16.91%
Year Ended October 31, 2017	$9.87	0.17	1.12	1.29	(0.19)	(0.61)	(0.80)	$10.36	13.95%		$127,193,776	0.83%	1.71%	0.83%	24.26%
Year Ended October 31, 2016	$10.54	0.13	0.10	0.23	(0.14)	(0.76)	(0.90)	$9.87	2.58%		$137,001,590	0.83%	1.31%	0.83%	18.69%
Year Ended October 31, 2015	$11.11	0.15	(0.13)	0.02	(0.18)	(0.41)	(0.59)	$10.54	0.15%		$157,858,210	0.82%	1.43%	0.82%	12.98%
Year Ended October 31, 2014	$11.00	0.14	0.47	0.61	(0.15)	(0.35)	(0.50)	$11.11	5.80%		$195,865,740	0.83%	1.23%	0.83%	17.14%
Year Ended October 31, 2013	$9.74	0.13	1.32	1.45	(0.14)	(0.05)	(0.19)	$11.00	15.06%		$207,910,628	0.84%	1.24%	0.84%	32.04%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$10.59	0.12	0.08	0.20	(0.17)	(0.60)	(0.77)	$10.02	1.85%		$317,252,494	0.19%	2.33%	0.19%	16.91%
Year Ended October 31, 2017	$10.07	0.23	1.16	1.39	(0.26)	(0.61)	(0.87)	$10.59	14.71%		$322,034,922	0.18%	2.26%	0.18%	24.26%
Year Ended October 31, 2016	$10.74	0.19	0.10	0.29	(0.20)	(0.76)	(0.96)	$10.07	3.21%		$427,224,825	0.18%	1.95%	0.18%	18.69%
Year Ended October 31, 2015	$11.31	0.22	(0.13)	0.09	(0.25)	(0.41)	(0.66)	$10.74	0.81%		$378,818,840	0.18%	2.03%	0.18%	12.98%
Year Ended October 31, 2014	$11.19	0.21	0.49	0.70	(0.23)	(0.35)	(0.58)	$11.31	6.47%		$343,231,738	0.18%	1.84%	0.18%	17.14%
Year Ended October 31, 2013	$9.90	0.20	1.35	1.55	(0.21)	(0.05)	(0.26)	$11.19	15.86%		$284,753,727	0.20%	1.86%	0.20%	32.04%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.58	0.11	0.08	0.19	(0.17)	(0.60)	(0.77)	$10.00	1.71%		$15,918,303	0.28%	2.25%	0.28%	16.91%
Year Ended October 31, 2017	$10.06	0.20	1.18	1.38	(0.25)	(0.61)	(0.86)	$10.58	14.65%		$15,748,468	0.26%	1.93%	0.26%	24.26%
Year Ended October 31, 2016	$10.73	0.19	0.09	0.28	(0.19)	(0.76)	(0.95)	$10.06	3.11%		$4,778,443	0.26%	1.86%	0.26%	18.69%
Year Ended October 31, 2015	$11.30	0.19	(0.11)	0.08	(0.24)	(0.41)	(0.65)	$10.73	0.69%		$4,642,375	0.30%	1.78%	0.30%	12.98%
Period Ended October 31, 2014 (j)	$11.03	0.09	0.28	0.37	(0.10)	–	(0.10)	$11.30	3.35%		$4,576,528	0.22%	1.16%	0.22%	17.14%

Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.59	0.10	0.08	0.18	(0.15)	(0.60)	(0.75)	$10.02	1.64%		$652,460,649	0.59%	1.97%	0.59%	16.91%
Year Ended October 31, 2017	$10.07	0.20	1.14	1.34	(0.21)	(0.61)	(0.82)	$10.59	14.25%		$696,628,902	0.58%	1.94%	0.58%	24.26%
Year Ended October 31, 2016	$10.73	0.15	0.11	0.26	(0.16)	(0.76)	(0.92)	$10.07	2.88%		$720,411,875	0.58%	1.55%	0.58%	18.69%
Year Ended October 31, 2015	$11.30	0.18	(0.13)	0.05	(0.21)	(0.41)	(0.62)	$10.73	0.39%		$863,020,205	0.58%	1.66%	0.58%	12.98%
Year Ended October 31, 2014	$11.18	0.16	0.49	0.65	(0.18)	(0.35)	(0.53)	$11.30	6.05%		$973,090,459	0.58%	1.48%	0.58%	17.14%
Year Ended October 31, 2013	$9.90	0.16	1.34	1.50	(0.17)	(0.05)	(0.22)	$11.18	15.30%		$992,441,693	0.60%	1.50%	0.60%	32.04%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

33

Fund Overview	Nationwide Investor Destinations Moderately Conservative Fund

Asset Allocation†

Equity Funds	44.1%
Fixed Income Funds	33.4%
Investment Contract	17.0%
Alternative Assets	5.5%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	19.5%
Nationwide Contract	17.0%
Nationwide Bond Index Fund, Class R6	14.5%
Nationwide International Index Fund, Class R6	12.5%
Nationwide Mid Cap Market Index Fund, Class R6	9.0%
Nationwide Loomis Short Term Bond Fund, Class R6	8.0%
Nationwide Core Plus Bond Fund, Class R6	7.0%
Nationwide Amundi Global High Yield Fund, Class R6	3.0%
Nationwide Inflation-Protected Securities Fund, Class R6	3.0%
Nationwide Amundi Strategic Income Fund, Class R6	1.5%
Other Holdings	5.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

34

Shareholder Expense Example	Nationwide Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderately Conservative Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 4/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,009.60	2.74	0.55
	Hypothetical	(b)(c)	1,000.00	1,022.07	2.76	0.55
Class C Shares	Actual	(b)	1,000.00	1,004.90	6.36	1.28
	Hypothetical	(b)(c)	1,000.00	1,018.45	6.41	1.28
Class R Shares	Actual	(b)	1,000.00	1,007.00	4.28	0.86
	Hypothetical	(b)(c)	1,000.00	1,020.53	4.31	0.86
Class R6 Shares	Actual	(b)	1,000.00	1,011.20	1.05	0.21
	Hypothetical	(b)(c)	1,000.00	1,023.75	1.05	0.21
Institutional Service Class Shares	Actual	(b)	1,000.00	1,009.80	1.49	0.30
	Hypothetical	(b)(c)	1,000.00	1,023.31	1.51	0.30
Service Class Shares	Actual	(b)	1,000.00	1,009.20	2.99	0.60
	Hypothetical	(b)(c)	1,000.00	1,021.82	3.01	0.60

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

35

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Investment Companies 80.5%

	Shares	Value

Alternative Assets 5.5%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	1,394,324	$13,985,066
Nationwide Amundi Strategic Income Fund, Class R6 (a)	674,546	6,974,805
Nationwide Emerging Markets Debt Fund, Class R6 (a)	449,487	4,553,307

Total Alternative Assets (cost $25,522,780)		25,513,178

Equity Funds 42.6%
Nationwide International Index Fund, Class R6 (a)	6,800,758	58,214,492
Nationwide International Small Cap Fund, Class R6 (a)	194,782	2,323,752
Nationwide Mid Cap Market Index Fund, Class R6 (a)	2,344,863	41,785,458
Nationwide S&P 500 Index Fund, Class R6 (a)	5,645,149	90,548,194
Nationwide Small Cap Index Fund, Class R6 (a)	336,614	4,752,984

Total Equity Funds (cost $186,138,747)		197,624,880

Fixed Income Funds 32.4%
Nationwide Bond Index Fund, Class R6 (a)	6,292,516	67,078,225
Nationwide Core Plus Bond Fund, Class R6 (a)	3,256,841	32,372,997
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,430,286	13,916,681
Nationwide Loomis Short Term Bond Fund, Class R6 (a)	3,790,544	37,147,333

Total Fixed Income Funds (cost $155,322,402)		150,515,236

Total Investment Companies (cost $366,983,929)		373,653,294

Exchange Traded Funds 2.5%
Equity Fund 1.5%
iShares Core MSCI Emerging Markets ETF	121,256	6,893,404

Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond ETF	37,995	4,525,204

Total Exchange Traded Funds (cost $11,428,444)		11,418,608

Investment Contract 17.0%

	Principal Amount	Value

Nationwide Contract, 2.75% (a)(b)(c)(d)	$79,087,994	$79,087,994

Total Investment Contract (cost $79,087,994)		79,087,994

Total Investments (cost $457,500,367) — 100.0%		464,159,896

Liabilities in excess of other assets — 0.0%†		(203,467)

NET ASSETS — 100.0%		$463,956,429

(a)	Investment in affiliate.

(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(c)	Value determined using significant unobservable inputs.

(d)	Fair valued security.

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

36

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
Assets:
Investment securities of affiliated issuers, at value (cost $446,071,923)	$452,741,288
Investment securities of unaffiliated issuers, at value (cost $11,428,444)	11,418,608
Receivable for investments sold	352,934
Receivable for capital shares issued	222,647
Prepaid expenses	49,199

Total Assets	464,784,676

Liabilities:
Payable for capital shares redeemed	572,969
Accrued expenses and other payables:
Investment advisory fees	49,839
Fund administration fees	16,282
Distribution fees	110,179
Administrative servicing fees	41,643
Accounting and transfer agent fees	5,187
Trustee fees	759
Custodian fees	4,463
Compliance program costs (Note 3)	338
Professional fees	15,082
Printing fees	6,098
Other	5,408

Total Liabilities	828,247

Net Assets	$463,956,429

Represented by:
Capital	$442,375,974
Accumulated distributions in excess of net investment income	(456,740)
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	15,377,666
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	6,669,365
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	(9,836)

Net Assets	$463,956,429

Net Assets:
Class A Shares	$61,776,916
Class C Shares	51,554,841
Class R Shares	46,331,459
Class R6 Shares	118,090,086
Institutional Service Class Shares	13,639,663
Service Class Shares	172,563,464

Total	$463,956,429

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	6,111,819
Class C Shares	5,128,044
Class R Shares	4,573,387
Class R6 Shares	11,544,946
Institutional Service Class Shares	1,339,399
Service Class Shares	16,954,878

Total	45,652,473

37

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.11
Class C Shares (b)	$10.05
Class R Shares	$10.13
Class R6 Shares	$10.23
Institutional Service Class Shares	$10.18
Service Class Shares	$10.18
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.73

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

38

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$4,728,756
Interest income from affiliated issuers	1,115,697
Dividend income from unaffiliated issuers	143,052
Other income	2,218

Total Income	5,989,723

EXPENSES:
Investment advisory fees	308,275
Fund administration fees	74,460
Distribution fees Class A	80,301
Distribution fees Class C	259,671
Distribution fees Class R	122,673
Distribution fees Service Class	221,504
Administrative servicing fees Class A	28,908
Administrative servicing fees Class C	18,177
Administrative servicing fees Class R	35,949
Administrative servicing fees Institutional Service Class	5,451
Administrative servicing fees Service Class	128,400
Registration and filing fees	40,254
Professional fees	20,954
Printing fees	11,084
Trustee fees	6,890
Custodian fees	9,601
Accounting and transfer agent fees	17,773
Compliance program costs (Note 3)	965
Other	7,953

Total expenses before earnings credit	1,399,243

Earnings credit (Note 5)	(1,344)

Net Expenses	1,397,899

NET INVESTMENT INCOME	4,591,824

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	13,626,423
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	6,905,344
Transactions in investment securities of unaffiliated issuers	63,245

Net realized gains	20,595,012

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(20,559,781)
Investment securities of unaffiliated issuers	(224,141)

Net change in unrealized appreciation/depreciation	(20,783,922)

Net realized/unrealized losses	(188,910)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,402,914

The accompanying notes are an integral part of these financial statements.

39

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderately Conservative Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$4,591,824	$9,938,291
Net realized gains	20,595,012	20,369,232
Net change in unrealized appreciation/depreciation	(20,783,922)	15,164,109

Change in net assets resulting from operations	4,402,914	45,471,632

Distributions to Shareholders From:
Net investment income:
Class A	(806,906)	(1,351,090)
Class C	(438,790)	(806,235)
Class R	(526,199)	(991,497)
Class R6 (a)	(1,659,836)	(2,994,028)
Institutional Service Class	(154,271)	(172,833)
Service Class	(2,068,272)	(4,091,266)
Net realized gains:
Class A	(2,420,425)	(1,774,998)
Class C	(1,856,808)	(1,982,094)
Class R	(1,799,994)	(1,806,499)
Class R6 (a)	(4,309,270)	(3,893,472)
Institutional Service Class	(385,720)	(149,255)
Service Class	(6,296,862)	(6,686,673)

Change in net assets from shareholder distributions	(22,723,353)	(26,699,940)

Change in net assets from capital transactions	(5,631,179)	(64,443,221)

Change in net assets	(23,951,618)	(45,671,529)

Net Assets:
Beginning of period	487,908,047	533,579,576

End of period	$463,956,429	$487,908,047

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(456,740)	$605,710

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$6,866,788	$29,600,139
Dividends reinvested	2,249,947	2,425,733
Cost of shares redeemed	(12,087,872)	(21,277,448)

Total Class A Shares	(2,971,137)	10,748,424

Class C Shares
Proceeds from shares issued	5,020,096	11,192,667
Dividends reinvested	2,072,453	2,127,135
Cost of shares redeemed	(6,359,091)	(23,251,949)

Total Class C Shares	733,458	(9,932,147)

Class R Shares
Proceeds from shares issued	2,067,327	6,862,055
Dividends reinvested	2,205,768	2,677,769
Cost of shares redeemed	(7,302,136)	(18,135,958)

Total Class R Shares	(3,029,041)	(8,596,134)

40

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Conservative Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$14,114,052	$19,245,850
Dividends reinvested	5,969,106	6,887,500
Cost of shares redeemed	(17,275,345)	(62,244,898)

Total Class R6 Shares	2,807,813	(36,111,548)

Institutional Service Class Shares
Proceeds from shares issued	5,948,506	9,721,757
Dividends reinvested	259,394	184,222
Cost of shares redeemed	(2,727,365)	(2,921,288)

Total Institutional Service Class Shares	3,480,535	6,984,691

Service Class Shares
Proceeds from shares issued	11,814,793	19,316,386
Dividends reinvested	8,365,134	10,777,939
Cost of shares redeemed	(26,832,734)	(57,630,832)

Total Service Class Shares	(6,652,807)	(27,536,507)

Change in net assets from capital transactions	$(5,631,179)	$(64,443,221)

SHARE TRANSACTIONS:
Class A Shares
Issued	664,257	2,906,544
Reinvested	221,170	243,856
Redeemed	(1,173,708)	(2,079,012)

Total Class A Shares	(288,281)	1,071,388

Class C Shares
Issued	491,036	1,103,159
Reinvested	204,772	215,339
Redeemed	(617,994)	(2,289,669)

Total Class C Shares	77,814	(971,171)

Class R Shares
Issued	200,643	673,560
Reinvested	216,423	268,830
Redeemed	(710,790)	(1,781,609)

Total Class R Shares	(293,724)	(839,219)

Class R6 Shares (a)
Issued	1,341,324	1,866,810
Reinvested	580,437	684,172
Redeemed	(1,654,648)	(6,003,325)

Total Class R6 Shares	267,113	(3,452,343)

Institutional Service Class Shares
Issued	570,941	949,874
Reinvested	25,317	18,301
Redeemed	(263,154)	(285,158)

Total Institutional Service Class Shares	333,104	683,017

41

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Conservative Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	1,139,472	1,880,859
Reinvested	816,691	1,077,048
Redeemed	(2,570,227)	(5,638,819)

Total Service Class Shares	(614,064)	(2,680,912)

Total change in shares	(518,038)	(6,189,240)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

42

Statement of Cash Flows

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$4,402,914
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities of affiliated issuers	(72,843,094)
Proceeds from disposition of investment securities of affiliated issuers	104,285,994
Purchase of investment securities of unaffiliated issuers	(2,722,927)
Proceeds from disposition of investment securities of unaffiliated issuers	1,005,937
Reinvestment of dividend income from affiliated issuers	(4,728,756)
Reinvestment of dividend income from unaffiliated issuers	(143,052)
Reinvestment of interest income from affiliated issuers	(1,115,697)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	20,559,781
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers	224,141
Reinvestment of net realized gain distributions from affiliated underlying funds	(13,626,423)
Net realized gain from investment transactions with affiliated issuers	(6,905,344)
Net realized gain from investment transactions with unaffiliated issuers	(63,245)
Decrease in receivable for investments sold	354,788
Increase in prepaid expenses	(14,100)
Decrease in investment advisory fees payable	(4,079)
Decrease in fund administration fees payable	(674)
Decrease in distribution fees payable	(10,267)
Decrease in administrative servicing fees payable	(3,661)
Decrease in accounting and transfer agent fees payable	(1,333)
Decrease in trustee fees payable	(456)
Increase in custodian fees payable	53
Increase in compliance program costs payable	20
Decrease in professional fees payable	(3,755)
Increase in printing fees payable	295
Increase in other payables	1,836

Net cash provided by operating activities	28,648,896

Cash flows used in financing activities:
Proceeds from shares issued	45,709,477
Cost of shares redeemed	(72,756,822)
Cash distributions paid to shareholders	(1,601,551)

Net cash used in financing activities	(28,648,896)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions of $21,121,802.

Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, dividend income from unaffiliated issuers, interest income from affiliated issuers and realized gain distributions from affiliated underlying funds of $19,613,928.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

43

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderately Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.51	0.10	0.01	0.11	(0.13)	(0.38)	(0.51)	$10.11	0.96%	$61,776,916	0.55%	2.01%	0.55%	19.94%
Year Ended October 31, 2017	$10.14	0.21	0.72	0.93	(0.22)	(0.34)	(0.56)	$10.51	9.54%	$67,291,272	0.55%	2.02%	0.55%	22.71%
Year Ended October 31, 2016	$10.35	0.17	0.13	0.30	(0.18)	(0.33)	(0.51)	$10.14	3.11%	$54,037,826	0.54%	1.70%	0.54%	19.58%
Year Ended October 31, 2015	$10.68	0.18	(0.08)	0.10	(0.20)	(0.23)	(0.43)	$10.35	0.95%	$55,283,435	0.58%	1.70%	0.58%	13.81%
Year Ended October 31, 2014	$11.11	0.16	0.35	0.51	(0.18)	(0.76)	(0.94)	$10.68	4.95%	$58,734,361	0.57%	1.54%	0.57%	18.14%
Year Ended October 31, 2013	$10.46	0.17	0.81	0.98	(0.18)	(0.15)	(0.33)	$11.11	9.59%	$48,814,648	0.52%	1.58%	0.52%	36.85%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.46	0.06	–	0.06	(0.09)	(0.38)	(0.47)	$10.05	0.49%	$51,554,841	1.28%	1.23%	1.28%	19.94%
Year Ended October 31, 2017	$10.09	0.13	0.72	0.85	(0.14)	(0.34)	(0.48)	$10.46	8.74%	$52,822,319	1.28%	1.31%	1.28%	22.71%
Year Ended October 31, 2016	$10.29	0.10	0.14	0.24	(0.11)	(0.33)	(0.44)	$10.09	2.47%	$60,735,873	1.28%	0.95%	1.28%	19.58%
Year Ended October 31, 2015	$10.63	0.10	(0.08)	0.02	(0.13)	(0.23)	(0.36)	$10.29	0.15%	$60,039,930	1.28%	0.96%	1.28%	13.81%
Year Ended October 31, 2014	$11.07	0.09	0.34	0.43	(0.11)	(0.76)	(0.87)	$10.63	4.17%	$55,313,487	1.26%	0.84%	1.26%	18.14%
Year Ended October 31, 2013	$10.42	0.10	0.81	0.91	(0.11)	(0.15)	(0.26)	$11.07	8.88%	$46,881,793	1.21%	0.90%	1.21%	36.85%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$10.54	0.09	(0.01)	0.08	(0.11)	(0.38)	(0.49)	$10.13	0.70%	$46,331,459	0.86%	1.68%	0.86%	19.94%
Year Ended October 31, 2017	$10.16	0.18	0.73	0.91	(0.19)	(0.34)	(0.53)	$10.54	9.27%	$51,281,805	0.85%	1.75%	0.85%	22.71%
Year Ended October 31, 2016	$10.36	0.14	0.14	0.28	(0.15)	(0.33)	(0.48)	$10.16	2.88%	$57,969,013	0.85%	1.39%	0.85%	19.58%
Year Ended October 31, 2015	$10.70	0.15	(0.09)	0.06	(0.17)	(0.23)	(0.40)	$10.36	0.57%	$66,666,515	0.84%	1.45%	0.84%	13.81%
Year Ended October 31, 2014	$11.13	0.13	0.35	0.48	(0.15)	(0.76)	(0.91)	$10.70	4.63%	$83,675,301	0.86%	1.27%	0.86%	18.14%
Year Ended October 31, 2013	$10.47	0.13	0.83	0.96	(0.15)	(0.15)	(0.30)	$11.13	9.30%	$88,286,612	0.86%	1.25%	0.86%	36.85%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$10.63	0.12	–	0.12	(0.14)	(0.38)	(0.52)	$10.23	1.12%	$118,090,086	0.21%	2.31%	0.21%	19.94%
Year Ended October 31, 2017	$10.25	0.24	0.74	0.98	(0.26)	(0.34)	(0.60)	$10.63	9.89%	$119,928,414	0.21%	2.34%	0.21%	22.71%
Year Ended October 31, 2016	$10.45	0.21	0.13	0.34	(0.21)	(0.33)	(0.54)	$10.25	3.53%	$150,948,313	0.20%	2.02%	0.20%	19.58%
Year Ended October 31, 2015	$10.79	0.22	(0.09)	0.13	(0.24)	(0.23)	(0.47)	$10.45	1.23%	$125,766,263	0.20%	2.04%	0.20%	13.81%
Year Ended October 31, 2014	$11.21	0.20	0.36	0.56	(0.22)	(0.76)	(0.98)	$10.79	5.38%	$111,372,125	0.21%	1.89%	0.21%	18.14%
Year Ended October 31, 2013	$10.55	0.20	0.82	1.02	(0.21)	(0.15)	(0.36)	$11.21	9.93%	$93,302,759	0.21%	1.88%	0.21%	36.85%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.59	0.11	–	0.11	(0.14)	(0.38)	(0.52)	$10.18	0.98%	$13,639,663	0.30%	2.14%	0.30%	19.94%
Year Ended October 31, 2017	$10.21	0.22	0.75	0.97	(0.25)	(0.34)	(0.59)	$10.59	9.85%	$10,656,590	0.30%	2.14%	0.30%	22.71%
Year Ended October 31, 2016	$10.41	0.20	0.13	0.33	(0.20)	(0.33)	(0.53)	$10.21	3.43%	$3,300,780	0.30%	1.94%	0.30%	19.58%
Year Ended October 31, 2015	$10.75	0.19	(0.07)	0.12	(0.23)	(0.23)	(0.46)	$10.41	1.12%	$3,028,431	0.32%	1.84%	0.32%	13.81%
Period Ended October 31, 2014 (i)	$10.53	0.10	0.22	0.32	(0.10)	–	(0.10)	$10.75	3.06%	$2,070,270	0.24%	1.37%	0.24%	18.14%

Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.58	0.10	–	0.10	(0.12)	(0.38)	(0.50)	$10.18	0.92%	$172,563,464	0.61%	1.92%	0.61%	19.94%
Year Ended October 31, 2017	$10.20	0.21	0.73	0.94	(0.22)	(0.34)	(0.56)	$10.58	9.50%	$185,927,647	0.60%	2.01%	0.60%	22.71%
Year Ended October 31, 2016	$10.40	0.16	0.14	0.30	(0.17)	(0.33)	(0.50)	$10.20	3.12%	$206,587,771	0.60%	1.63%	0.60%	19.58%
Year Ended October 31, 2015	$10.74	0.18	(0.09)	0.09	(0.20)	(0.23)	(0.43)	$10.40	0.82%	$245,435,520	0.60%	1.67%	0.60%	13.81%
Year Ended October 31, 2014	$11.17	0.16	0.34	0.50	(0.17)	(0.76)	(0.93)	$10.74	4.88%	$284,346,558	0.61%	1.52%	0.61%	18.14%
Year Ended October 31, 2013	$10.51	0.16	0.82	0.98	(0.17)	(0.15)	(0.32)	$11.17	9.53%	$301,635,705	0.61%	1.50%	0.61%	36.85%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

44

Fund Overview	Nationwide Investor Destinations Conservative Fund

Asset Allocation†

Fixed Income Funds	48.1%
Investment Contract	24.0%
Equity Funds	21.9%
Alternative Assets	6.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide Contract	24.0%
Nationwide Bond Index Fund, Class R6	18.0%
Nationwide Loomis Short Term Bond Fund, Class R6	14.0%
Nationwide S&P 500 Index Fund, Class R6	10.0%
Nationwide Core Plus Bond Fund, Class R6	9.0%
Nationwide International Index Fund, Class R6	6.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
Nationwide Mid Cap Market Index Fund, Class R6	4.0%
Nationwide Amundi Strategic Income Fund, Class R6	3.0%
Nationwide Amundi Global High Yield Fund, Class R6	2.0%
Other Holdings	5.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

45

Shareholder Expense Example	Nationwide Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Conservative Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18(a)	Expense Ratio During Period (%) 11/1/17 - 4/30/18(a)
Class A Shares	Actual	(b)	1,000.00	1,002.20	2.63	0.53
	Hypothetical	(b)(c)	1,000.00	1,022.17	2.66	0.53
Class C Shares	Actual	(b)	1,000.00	997.60	6.29	1.27
	Hypothetical	(b)(c)	1,000.00	1,018.50	6.36	1.27
Class R Shares	Actual	(b)	1,000.00	1,000.60	4.22	0.85
	Hypothetical	(b)(c)	1,000.00	1,020.58	4.26	0.85
Class R6 Shares	Actual	(b)	1,000.00	1,002.90	0.99	0.20
	Hypothetical	(b)(c)	1,000.00	1,023.80	1.00	0.20
Institutional Service Class Shares	Actual	(b)	1,000.00	1,003.50	1.39	0.28
	Hypothetical	(b)(c)	1,000.00	1,023.41	1.40	0.28
Service Class Shares	Actual	(b)	1,000.00	1,000.90	2.93	0.59
	Hypothetical	(b)(c)	1,000.00	1,021.87	2.96	0.59

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

46

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Investment Companies 72.6%

	Shares	Value

Alternative Assets 6.0%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	1,492,207	$14,966,836
Nationwide Amundi Strategic Income Fund, Class R6 (a)	2,160,024	22,334,648
Nationwide Emerging Markets Debt Fund, Class R6 (a)	719,672	7,290,276

Total Alternative Assets (cost $44,846,093)		44,591,760

Equity Funds 20.5%
Nationwide International Index Fund, Class R6 (a)	5,204,796	44,553,053
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,656,220	29,513,842
Nationwide S&P 500 Index Fund, Class R6 (a)	4,617,537	74,065,300
Nationwide Small Cap Index Fund, Class R6 (a)	269,625	3,807,103

Total Equity Funds (cost $146,011,749)		151,939,298

Fixed Income Funds 46.1%
Nationwide Bond Index Fund, Class R6 (a)	12,591,822	134,228,819
Nationwide Core Plus Bond Fund, Class R6 (a)	6,741,860	67,014,085
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	3,814,593	37,115,994
Nationwide Loomis Short Term Bond Fund, Class R6 (a)	10,640,825	104,280,086

Total Fixed Income Funds (cost $352,363,349)		342,638,984

Total Investment Companies (cost $543,221,191)		539,170,042

Exchange Traded Funds 3.4%
Equity Fund 1.4%
iShares Core MSCI Emerging Markets ETF	193,395	10,994,506

Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond ETF	123,897	14,756,132

Total Exchange Traded Funds (cost $26,170,642)		25,750,638

Investment Contract 24.0%

	Principal Amount	Value

Nationwide Contract, 2.75% (a)(b)(c)(d)	$178,268,837	$178,268,837

Total Investment Contract (cost $178,268,837)		178,268,837

Total Investments (cost $747,660,670) — 100.0%		743,189,517

Liabilities in excess of other assets — 0.0%†		(238,895)

NET ASSETS — 100.0%		$742,950,622

(a)	Investment in affiliate.

(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(c)	Value determined using significant unobservable inputs.

(d)	Fair valued security.

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

47

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Conservative Fund
Assets:
Investment securities of affiliated issuers, at value (cost $721,490,028)	$717,438,879
Investment securities of unaffiliated issuers, at value (cost $26,170,642)	25,750,638
Cash	104,211
Receivable for capital shares issued	1,192,701
Prepaid expenses	64,500

Total Assets	744,550,929

Liabilities:
Payable for investments purchased	382,838
Payable for capital shares redeemed	782,310
Accrued expenses and other payables:
Investment advisory fees	79,677
Fund administration fees	21,217
Distribution fees	188,297
Administrative servicing fees	94,830
Accounting and transfer agent fees	6,958
Trustee fees	1,094
Custodian fees	8,682
Compliance program costs (Note 3)	477
Professional fees	16,987
Printing fees	12,890
Other	4,050

Total Liabilities	1,600,307

Net Assets	$742,950,622

Represented by:
Capital	$733,597,604
Accumulated undistributed net investment income	774,190
Accumulated net realized gains from investment securities of affiliated and unaffiliated issuers	13,049,981
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	(4,051,149)
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	(420,004)

Net Assets	$742,950,622

Net Assets:
Class A Shares	$111,336,024
Class C Shares	151,155,413
Class R Shares	33,972,647
Class R6 Shares	82,416,059
Institutional Service Class Shares	235,349,673
Service Class Shares	128,720,806

Total	$742,950,622

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	10,938,115
Class C Shares	14,931,309
Class R Shares	3,345,297
Class R6 Shares	8,054,173
Institutional Service Class Shares	23,055,644
Service Class Shares	12,605,975

Total	72,930,513

48

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Conservative Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.18
Class C Shares (b)	$10.12
Class R Shares	$10.16
Class R6 Shares	$10.23
Institutional Service Class Shares	$10.21
Service Class Shares	$10.21
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.80

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

49

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Investor Destinations Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$6,482,217
Interest income from affiliated issuers	2,461,977
Dividend income from unaffiliated issuers	441,228

Total Income	9,385,422

EXPENSES:
Investment advisory fees	482,194
Fund administration fees	103,017
Distribution fees Class A	144,494
Distribution fees Class C	762,461
Distribution fees Class R	87,987
Distribution fees Service Class	163,834
Administrative servicing fees Class A	46,239
Administrative servicing fees Class C	53,372
Administrative servicing fees Class R	25,781
Administrative servicing fees Institutional Service Class	93,110
Administrative servicing fees Service Class	93,984
Registration and filing fees	49,684
Professional fees	26,657
Printing fees	23,901
Trustee fees	10,635
Custodian fees	14,075
Accounting and transfer agent fees	25,033
Compliance program costs (Note 3)	1,512
Other	11,486

Total expenses before earnings credit	2,219,456

Earnings credit (Note 5)	(2,535)

Net Expenses	2,216,921

NET INVESTMENT INCOME	7,168,501

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds	11,484,971
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	5,550,282
Transactions in investment securities of unaffiliated issuers	(67,260)

Net realized gains	16,967,993

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(22,362,916)
Investment securities of unaffiliated issuers	(714,337)

Net change in unrealized appreciation/depreciation	(23,077,253)

Net realized/unrealized losses	(6,109,260)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,059,241

The accompanying notes are an integral part of these financial statements.

50

Statements of Changes in Net Assets

	Nationwide Investor Destinations Conservative Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$7,168,501	$13,944,643
Net realized gains	16,967,993	6,135,067
Net change in unrealized appreciation/depreciation	(23,077,253)	15,472,936

Change in net assets resulting from operations	1,059,241	35,552,646

Distributions to Shareholders From:
Net investment income:
Class A	(1,235,651)	(2,860,428)
Class C	(1,054,186)	(2,111,113)
Class R	(317,373)	(724,645)
Class R6 (a)	(1,016,995)	(2,022,989)
Institutional Service Class	(2,618,512)	(3,698,009)
Service Class	(1,338,088)	(2,910,034)
Net realized gains:
Class A	(1,109,811)	(1,452,812)
Class C	(1,424,387)	(1,460,340)
Class R	(332,014)	(422,229)
Class R6 (a)	(768,095)	(788,772)
Institutional Service Class	(2,006,682)	(1,209,403)
Service Class	(1,216,970)	(1,441,718)

Change in net assets from shareholder distributions	(14,438,764)	(21,102,492)

Change in net assets from capital transactions	23,179,460	(4,619,995)

Change in net assets	9,799,937	9,830,159

Net Assets:
Beginning of period	733,150,685	723,320,526

End of period	$742,950,622	$733,150,685

Accumulated undistributed net investment income at end of period	$774,190	$1,186,494

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$20,331,292	$55,847,927
Dividends reinvested	1,927,994	3,206,812
Cost of shares redeemed	(27,839,185)	(97,474,383)

Total Class A Shares	(5,579,899)	(38,419,644)

Class C Shares
Proceeds from shares issued	18,067,729	41,898,893
Dividends reinvested	2,248,043	2,959,607
Cost of shares redeemed	(20,000,656)	(43,252,201)

Total Class C Shares	315,116	1,606,299

Class R Shares
Proceeds from shares issued	2,250,208	5,780,682
Dividends reinvested	635,847	1,129,828
Cost of shares redeemed	(5,953,913)	(16,400,982)

Total Class R Shares	(3,067,858)	(9,490,472)

51

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Conservative Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$7,654,170	$20,163,625
Dividends reinvested	1,781,638	2,809,703
Cost of shares redeemed	(9,904,091)	(45,707,911)

Total Class R6 Shares	(468,283)	(22,734,583)

Institutional Service Class Shares
Proceeds from shares issued	74,245,049	148,691,840
Dividends reinvested	3,469,658	3,352,972
Cost of shares redeemed	(43,431,517)	(66,223,663)

Total Institutional Service Class Shares	34,283,190	85,821,149

Service Class Shares
Proceeds from shares issued	13,670,347	26,958,018
Dividends reinvested	2,551,798	4,346,971
Cost of shares redeemed	(18,524,951)	(52,707,733)

Total Service Class Shares	(2,302,806)	(21,402,744)

Change in net assets from capital transactions	$23,179,460	$(4,619,995)

SHARE TRANSACTIONS:
Class A Shares
Issued	1,974,541	5,484,101
Reinvested	188,125	318,268
Redeemed	(2,702,629)	(9,582,591)

Total Class A Shares	(539,963)	(3,780,222)

Class C Shares
Issued	1,763,511	4,139,230
Reinvested	220,214	295,102
Redeemed	(1,953,878)	(4,264,104)

Total Class C Shares	29,847	170,228

Class R Shares
Issued	219,669	568,089
Reinvested	62,162	112,426
Redeemed	(578,553)	(1,615,516)

Total Class R Shares	(296,722)	(935,001)

Class R6 Shares (a)
Issued	739,547	1,968,726
Reinvested	173,005	277,057
Redeemed	(957,747)	(4,469,078)

Total Class R6 Shares	(45,195)	(2,223,295)

Institutional Service Class Shares
Issued	7,184,767	14,548,367
Reinvested	337,638	330,360
Redeemed	(4,212,602)	(6,478,146)

Total Institutional Service Class Shares	3,309,803	8,400,581

52

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Conservative Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	1,323,030	2,639,097
Reinvested	248,059	430,009
Redeemed	(1,793,596)	(5,157,063)

Total Service Class Shares	(222,507)	(2,087,957)

Total change in shares	2,235,263	(455,666)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

53

Statement of Cash Flows

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Investor Destinations Conservative Fund
INCREASE IN CASH
Cash flows used in operating activities:
Net increase in net assets from operations	$1,059,241
Adjustments to reconcile net increase/decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities of affiliated issuers	(109,206,118)
Proceeds from disposition of investment securities of affiliated issuers	99,141,503
Purchase of investment securities of unaffiliated issuers	(6,063,050)
Proceeds from disposition of investment securities of unaffiliated issuers	9,356,716
Reinvestment of dividend income from affiliated issuers	(6,482,217)
Reinvestment of dividend income from unaffiliated issuers	(441,228)
Reinvestment of interest income from affiliated issuers	(2,461,977)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	22,362,916
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers	714,337
Reinvestment of net realized gain distributions from affiliated underlying funds	(11,484,971)
Net realized gain from investment transactions with affiliated issuers	(5,550,282)
Net realized loss from investment transactions with unaffiliated issuers	67,261
Decrease in receivable for investments sold	664,711
Increase in prepaid expenses	(21,157)
Increase in payable for investments purchased	382,838
Decrease in investment advisory fees	(1,320)
Decrease in fund administration fees	(218)
Decrease in distribution fees	(12,385)
Increase in administrative servicing fees	146
Decrease in accounting and transfer agent fees	(1,944)
Decrease in trustee fees	(719)
Increase in custodian fees	2,632
Increase in compliance program costs	17
Decrease in professional fees	(3,975)
Increase in printing fees	1,715
Increase in other payables	1,780

Net cash used in operating activities	(7,975,748)

Cash flows provided by financing activities:
Proceeds from shares issued	135,875,967
Cost of shares redeemed	(125,860,918)
Cash overdraft	(111,304)
Cash distributions paid to shareholders	(1,823,786)

Net cash provided by financing activities	8,079,959

Net increase in cash	104,211

Cash:
Beginning of period	–

End of period	$104,211

Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions of $12,614,978.

Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, dividend income from unaffiliated issuers, interest income from affiliated issuers and realized gain distributions from affiliated underlying funds of $20,870,393.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

54

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.36	0.10	(0.07)	0.03	(0.11)	(0.10)	(0.21)	$10.18	0.22%		$111,336,024	0.53%	2.02%	0.53%	14.55%
Year Ended October 31, 2017	$10.16	0.21	0.30	0.51	(0.21)	(0.10)	(0.31)	$10.36	5.15%		$118,949,342	0.53%	2.06%	0.53%	30.99%
Year Ended October 31, 2016	$10.14	0.17	0.16	0.33	(0.18)	(0.13)	(0.31)	$10.16	3.31%		$155,015,063	0.54%	1.67%	0.54%	14.83%
Year Ended October 31, 2015	$10.30	0.17	(0.08)	0.09	(0.18)	(0.07)	(0.25)	$10.14	0.91%		$89,550,546	0.55%	1.69%	0.55%	15.91%
Year Ended October 31, 2014	$10.62	0.15	0.22	0.37	(0.17)	(0.52)	(0.69)	$10.30	3.70%		$81,289,282	0.57%	1.51%	0.57%	25.03%
Year Ended October 31, 2013	$10.55	0.16	0.27	0.43	(0.18)	(0.18)	(0.36)	$10.62	4.17%		$61,383,390	0.55%	1.57%	0.55%	39.16%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.31	0.06	(0.08)	(0.02)	(0.07)	(0.10)	(0.17)	$10.12	(0.24%	)	$151,155,413	1.27%	1.26%	1.27%	14.55%
Year Ended October 31, 2017	$10.11	0.13	0.31	0.44	(0.14)	(0.10)	(0.24)	$10.31	4.41%		$153,601,464	1.27%	1.30%	1.27%	30.99%
Year Ended October 31, 2016	$10.09	0.09	0.16	0.25	(0.10)	(0.13)	(0.23)	$10.11	2.58%		$148,901,612	1.28%	0.94%	1.28%	14.83%
Year Ended October 31, 2015	$10.25	0.09	(0.07)	0.02	(0.11)	(0.07)	(0.18)	$10.09	0.21%		$110,901,426	1.29%	0.92%	1.29%	15.91%
Year Ended October 31, 2014	$10.58	0.08	0.21	0.29	(0.10)	(0.52)	(0.62)	$10.25	2.91%		$72,301,458	1.27%	0.81%	1.27%	25.03%
Year Ended October 31, 2013	$10.51	0.09	0.27	0.36	(0.11)	(0.18)	(0.29)	$10.58	3.49%		$50,139,130	1.23%	0.87%	1.23%	39.16%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$10.34	0.09	(0.08)	0.01	(0.09)	(0.10)	(0.19)	$10.16	0.06%		$33,972,647	0.85%	1.69%	0.85%	14.55%
Year Ended October 31, 2017	$10.14	0.18	0.30	0.48	(0.18)	(0.10)	(0.28)	$10.34	4.83%		$37,657,787	0.84%	1.74%	0.84%	30.99%
Year Ended October 31, 2016	$10.12	0.14	0.15	0.29	(0.14)	(0.13)	(0.27)	$10.14	2.97%		$46,395,556	0.85%	1.37%	0.85%	14.83%
Year Ended October 31, 2015	$10.27	0.14	(0.07)	0.07	(0.15)	(0.07)	(0.22)	$10.12	0.67%		$42,487,159	0.86%	1.39%	0.86%	15.91%
Year Ended October 31, 2014	$10.60	0.13	0.19	0.32	(0.13)	(0.52)	(0.65)	$10.27	3.28%		$51,948,486	0.87%	1.23%	0.87%	25.03%
Year Ended October 31, 2013	$10.52	0.13	0.27	0.40	(0.14)	(0.18)	(0.32)	$10.60	3.92%		$58,782,811	0.88%	1.24%	0.88%	39.16%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$10.42	0.12	(0.08)	0.04	(0.13)	(0.10)	(0.23)	$10.23	0.29%		$82,416,059	0.20%	2.33%	0.20%	14.55%
Year Ended October 31, 2017	$10.21	0.24	0.32	0.56	(0.25)	(0.10)	(0.35)	$10.42	5.58%		$84,374,346	0.20%	2.35%	0.20%	30.99%
Year Ended October 31, 2016	$10.19	0.20	0.16	0.36	(0.21)	(0.13)	(0.34)	$10.21	3.63%		$105,411,080	0.20%	2.02%	0.20%	14.83%
Year Ended October 31, 2015	$10.35	0.21	(0.08)	0.13	(0.22)	(0.07)	(0.29)	$10.19	1.25%		$83,673,339	0.21%	2.02%	0.21%	15.91%
Year Ended October 31, 2014	$10.67	0.19	0.21	0.40	(0.20)	(0.52)	(0.72)	$10.35	4.04%		$69,248,334	0.22%	1.87%	0.22%	25.03%
Year Ended October 31, 2013	$10.59	0.20	0.27	0.47	(0.21)	(0.18)	(0.39)	$10.67	4.58%		$63,938,645	0.23%	1.86%	0.23%	39.16%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.39	0.11	(0.07)	0.04	(0.12)	(0.10)	(0.22)	$10.21	0.35%		$235,349,673	0.28%	2.23%	0.28%	14.55%
Year Ended October 31, 2017	$10.19	0.23	0.31	0.54	(0.24)	(0.10)	(0.34)	$10.39	5.40%		$205,208,144	0.29%	2.25%	0.29%	30.99%
Year Ended October 31, 2016	$10.17	0.19	0.16	0.35	(0.20)	(0.13)	(0.33)	$10.19	3.55%		$115,594,654	0.30%	1.90%	0.30%	14.83%
Year Ended October 31, 2015	$10.33	0.19	(0.07)	0.12	(0.21)	(0.07)	(0.28)	$10.17	1.17%		$46,044,533	0.31%	1.87%	0.31%	15.91%
Period Ended October 31, 2014 (i)	$10.18	0.11	0.14	0.25	(0.10)	–	(0.10)	$10.33	2.51%		$13,465,257	0.25%	1.64%	0.25%	25.03%

Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.40	0.10	(0.08)	0.02	(0.11)	(0.10)	(0.21)	$10.21	0.09%		$128,720,806	0.60%	1.94%	0.60%	14.55%
Year Ended October 31, 2017	$10.19	0.20	0.32	0.52	(0.21)	(0.10)	(0.31)	$10.40	5.17%		$133,359,602	0.59%	1.99%	0.59%	30.99%
Year Ended October 31, 2016	$10.17	0.16	0.16	0.32	(0.17)	(0.13)	(0.30)	$10.19	3.22%		$152,002,561	0.60%	1.63%	0.60%	14.83%
Year Ended October 31, 2015	$10.32	0.17	(0.07)	0.10	(0.18)	(0.07)	(0.25)	$10.17	0.94%		$173,472,921	0.61%	1.63%	0.61%	15.91%
Year Ended October 31, 2014	$10.65	0.15	0.20	0.35	(0.16)	(0.52)	(0.68)	$10.32	3.52%		$184,148,248	0.63%	1.48%	0.63%	25.03%
Year Ended October 31, 2013	$10.57	0.16	0.27	0.43	(0.17)	(0.18)	(0.35)	$10.65	4.16%		$194,028,941	0.63%	1.49%	0.63%	39.16%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

55

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2018, the Trust operates fifty-one (51) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)

- Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)

- Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)

- Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)

- Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)

Each of the Funds operates as a “fund-of-funds,” which means that each of the Funds pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds) (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each of the Funds may also invest in an unregistered fixed investment contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“NLIC”), which is a direct wholly owned subsidiary of NFS.

The Funds currently offer Class A, Class C, Class R, Service Class, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative service fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Each of the Funds is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received

56

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of the registered open-end Underlying Funds and shares of exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Investor Destinations Moderate, Investor Destinations Moderately Conservative, and Investor Destinations Conservative currently invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income. The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities

57

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

increase, investing in the Nationwide Contract could hamper a Fund’s performance. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from November 1, 2017 through December 31, 2017, the rate was 2.85%. For the period from January 1, 2018 through March 31, 2018, the rate was 2.80%. For the period from April 1, 2018 through April 30, 2018, the rate was 2.75%. Effective May 1, 2018, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

At April 30, 2018, 100% of the market value of Investor Destinations Aggressive and Investor Destinations Moderately Aggressive was determined based on Level 1 inputs.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2018. Please refer to the Statements of Investments for additional information on portfolio holdings.

Investor Destinations Moderate

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$32,238,100	$—	$—	$32,238,100
Investment Companies	1,147,475,478	—	—	1,147,475,478
Investment Contract	—	—	145,528,864	145,528,864
Total	$1,179,713,578	$—	$145,528,864	$1,325,242,442

Investor Destinations Moderately Conservative

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$11,418,608	$—	$—	$11,418,608
Investment Companies	373,653,294	—	—	373,653,294
Investment Contract	—	—	79,087,994	79,087,994
Total	$385,071,902	$—	$79,087,994	$464,159,896

Investor Destinations Conservative

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$25,750,638	$—	$—	$25,750,638
Investment Companies	539,170,042	—	—	539,170,042
Investment Contract	—	—	178,268,837	178,268,837
Total	$564,920,680	$—	$178,268,837	$743,189,517

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

58

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Investor Destinations Moderate

	Investment Contract	Total
Balance as of 10/31/2017	$152,876,167	$152,876,167
Purchases*	4,916,586	4,916,586
Sales	(12,263,889)	(12,263,889)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/2018	$145,528,864	$145,528,864

Investor Destinations Moderately Conservative

	Investment Contract	Total
Balance as of 10/31/2017	$82,833,562	$82,833,562
Purchases*	3,964,323	3,964,323
Sales	(7,709,891)	(7,709,891)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/2018	$79,087,994	$79,087,994

Investor Destinations Conservative

	Investment Contract	Total
Balance as of 10/31/2017	$175,791,177	$175,791,177
Purchases*	10,705,194	10,705,194
Sales	(8,227,534)	(8,227,534)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/2018	$178,268,837	$178,268,837

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

59

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

The following table represents the Funds’ Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.75%
		Redemption Feature	daily
		Non-Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Funds cannot assign or transfer their interest in the Nationwide Contract to any party. If a Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Funds or NLIC have the ability to terminate their investments in the Nationwide Contract at their discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies and exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

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Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The value of commodity-linked notes may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or changes in the underlying commodity or related commodity index. Because commodity-linked notes are often leveraged, their values may be more volatile than the underlying index. In addition to the performance of commodities, other factors that can affect the value of commodity-linked notes include liquidity, quality, and maturity. The notes are subject to prepayment, credit, and interest rate risk. Because of the relatively small number of issuers, a Fund’s investment in commodity-linked notes will also be subject to counterparty risk, which is the risk that the issuer of the commodity-linked note will not fulfill its contractual obligations. If the underlying index declines from the entrance date by an amount specified in the note, the note may be automatically redeemed. A Fund can request prepayment from the issuer at any time. A Fund records a realized gain or loss when a note matures or is sold.

Commodity-linked notes may be valued on the basis of a variety of indicators, including a price provided by an independent pricing service, a valuation provided by the note’s counterparty and/or a valuation based on a subadviser model. These prices and valuations are generally the function of the movement of an underlying commodity index as well as other terms of the applicable contract, including the leverage factor and any fee and/or interests components of the note. Commodity-linked notes are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value

61

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue

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Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Funds define Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative service fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA an investment advisory fee of 0.13% per year based on the Fund’s average daily net assets. For the six months ended April 30, 2018, the Funds’ effective advisory fee rate was 0.13%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 28, 2019.

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no

63

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2018, the Funds had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds, and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended April 30, 2018, NFM received $690,556 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2018, the Funds’ aggregate portion of such costs amounted to $10,955.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares, 1.00% for Class C shares, 0.50% for

64

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Class R shares, and 0.25% for Service Class shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds’ Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2018, the Funds imposed front-end sales charges of $465,296. From these fees, NFD retained a portion amounting to $62,502.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2018, the Funds imposed CDSCs of $4,327. NFD retained all of the CDSCs imposed by the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at cost at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, Institutional Service Class, and Service Class shares of each of the Funds.

For the six months ended April 30, 2018, the effective rates for administrative service fees were as follows:

Fund	Class A	Class C	Class R	Institutional Service Class	Service Class
Investor Destinations Aggressive	0.10%	0.09%	0.15%	0.10%	0.16%
Investor Destinations Moderately Aggressive	0.10	0.07	0.15	0.10	0.15
Investor Destinations Moderate	0.10	0.07	0.15	0.09	0.15
Investor Destinations Moderately Conservative	0.09	0.07	0.15	0.09	0.14
Investor Destinations Conservative	0.08	0.07	0.15	0.08	0.14

For the six months ended April 30, 2018, each Fund’s total administrative service fees were as follows:

Fund	Amount
Investor Destinations Aggressive	$674,155
Investor Destinations Moderately Aggressive	929,450
Investor Destination Moderate	710,203
Investor Destinations Moderately Conservative	216,885
Investor Destinations Conservative	312,486

65

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Investor Destinations Aggressive	48.21%
Investor Destinations Moderately Aggressive	39.46
Investor Destinations Moderate	35.94
Investor Destinations Moderately Conservative	23.56
Investor Destinations Conservative	9.30

Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.

Cross trades for the six months ended April 30, 2018 were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

For the six months ended April 30, 2018, pursuant to these Procedures, each Fund’s total cross trades transactions were as follows:

Fund	Purchases at Cost	Sales Proceeds	Net Realized Gain/(Loss)
Investor Destinations Moderate	$4,667	$11,666	$714
Investor Destinations Moderately Conservative	1,640	—	—
Investor Destinations Conservative	5,206	6,765	(42)

Amounts designated as “—” are zero or round to zero.

66

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

4.  Investments in Affiliated Issuers

Each of the Funds invests in Class R6 shares of the affiliated Underlying Funds, and each of the Funds can invest in the Nationwide Contract. The Funds’ transactions in the shares of the affiliated Underlying Funds and in the Nationwide Contract during the six months ended April 30, 2018 were as follows:

Investor Destinations Aggressive

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Amundi Global High Yield Fund, Class R6	1,073,972	21,587,000	1,448,460	10,972,372	130,365	(1,421,511)	10,771,942	460,575	987,885
Nationwide Bailard Emerging Markets Equity Fund, Class R6	3,748,666	42,958,032	1,475,801	2,618,685	224,536	(616,922)	41,422,762	795,567	—
Nationwide Emerging Markets Debt Fund, Class R6	1,049,847	21,336,487	978,720	11,071,165	291,110	(900,201)	10,634,951	589,923	388,797
Nationwide International Index Fund, Class R6	30,970,846	250,164,061	36,450,322	16,023,915	2,387,103	(7,867,130)	265,110,441	3,639,662	8,834,238
Nationwide International Small Cap Fund, Class R6	3,539,804	65,521,376	6,360,971	26,354,639	3,978,543	(7,276,395)	42,229,856	1,331,220	5,029,751
Nationwide Loomis All Cap Growth Fund, Class R6	3,641,795	43,798,707	252,051	4,203,698	584,150	1,158,085	41,589,295	37,888	181,668
Nationwide Mid Cap Market Index Fund, Class R6	11,782,543	152,412,052	84,127,181	13,293,184	4,537,931	(17,819,072)	209,964,908	1,308,840	16,646,379
Nationwide S&P 500 Index Fund, Class R6	22,042,331	353,346,738	31,942,719	23,878,582	10,277,470	(18,129,352)	353,558,993	3,772,764	17,300,107
Nationwide Small Cap Index Fund, Class R6	1,878,147	75,896,963	11,880,866	51,170,328	(1,397,955)	(8,690,116)	26,519,430	517,633	10,996,686
Nationwide Bond Index Fund, Class R6	1,507,974	32,265,942	1,745,206	16,957,781	(360,847)	(617,513)	16,075,007	329,701	—
Nationwide Core Plus Bond Fund, Class R6	543,729	10,591,643	238,914	5,138,392	(97,532)	(189,970)	5,404,663	140,224	1,285
Total		1,069,879,001	176,901,211	181,682,741	20,554,874	(62,370,097)	1,023,282,248	12,923,997	60,366,796

Investor Destinations Moderately Aggressive

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Amundi Global High Yield Fund, Class R6	4,900,768	51,569,527	3,623,050	2,785,092	26,830	(3,279,613)	49,154,702	1,263,076	2,359,974
Nationwide Amundi Strategic Income Fund, Class R6	2,364,680	—	24,745,699	109,087	(314)	(185,505)	24,450,793	173,848	—
Nationwide Bailard Emerging Markets Equity Fund, Class R6	4,341,606	51,269,135	1,549,012	4,396,969	334,724	(781,154)	47,974,748	952,927	—
Nationwide Emerging Markets Debt Fund, Class R6	3,151,435	33,549,788	1,561,976	2,029,031	62,417	(1,221,117)	31,924,033	942,817	611,490
Nationwide International Index Fund, Class R6	41,626,260	344,327,796	46,725,067	27,386,974	7,328,464	(14,673,566)	356,320,787	4,999,316	12,152,050
Nationwide International Small Cap Fund, Class R6	4,779,783	86,650,866	8,378,576	33,682,564	5,457,072	(9,781,134)	57,022,816	1,753,463	6,625,113

67

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Investor Destinations Moderately Aggressive (continued)

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Loomis All Cap Growth Fund, Class R6	4,361,040	52,293,942	1,449,296	6,070,584	848,656	1,281,771	49,803,081	44,948	215,520
Nationwide Mid Cap Market Index Fund, Class R6	14,791,624	206,900,100	94,033,817	19,290,007	3,711,251	(21,768,426)	263,586,735	1,743,023	22,546,886
Nationwide S&P 500 Index Fund, Class R6	32,868,706	516,112,416	71,110,083	48,819,085	23,745,585	(34,934,953)	527,214,046	5,527,337	25,202,787
Nationwide Small Cap Index Fund, Class R6	2,377,395	102,946,963	15,640,075	71,226,208	(2,421,009)	(11,371,005)	33,568,816	698,452	14,941,622
Nationwide Ziegler Equity Income Fund, Class R6	—	35,115,480	2,918,215	37,130,050	3,438,393	(4,342,038)	—	223,304	2,694,911
Nationwide Bond Index Fund, Class R6	9,856,138	135,961,510	5,187,030	31,916,479	(1,496,627)	(2,669,008)	105,066,426	1,545,543	—
Nationwide Core Plus Bond Fund, Class R6	6,500,379	67,169,482	2,614,554	3,121,277	(42,795)	(2,006,194)	64,613,770	1,074,548	8,230
Nationwide Inflation-Protected Securities Fund, Class R6	1,667,105	16,839,176	287,216	837,699	(10,523)	(57,234)	16,220,936	105,292	—
Total		1,700,706,181	279,823,666	288,801,106	40,982,124	(105,789,176)	1,626,921,689	21,047,894	87,358,583

Investor Destinations Moderate

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Amundi Global High Yield Fund, Class R6	3,946,864	42,423,906	2,932,862	3,137,057	68,931	(2,701,593)	39,587,049	1,021,299	1,911,563
Nationwide Amundi Strategic Income Fund, Class R6	1,904,410	—	19,918,436	77,217	(222)	(149,397)	19,691,600	139,979	—
Nationwide Bailard Emerging Markets Equity Fund, Class R6	2,333,102	28,163,291	539,591	2,662,865	181,388	(440,625)	25,780,780	516,427	—
Nationwide Emerging Markets Debt Fund, Class R6	2,538,028	27,643,174	1,278,688	2,265,963	67,714	(1,013,392)	25,710,221	774,970	503,718
Nationwide International Index Fund, Class R6	25,022,645	211,012,456	28,542,281	20,972,657	6,009,954	(10,398,189)	214,193,845	3,030,097	7,370,149
Nationwide International Small Cap Fund, Class R6	2,199,674	42,830,228	4,076,648	18,528,349	2,813,202	(4,949,624)	26,242,105	853,158	3,223,489
Nationwide Loomis All Cap Growth Fund, Class R6	2,341,461	28,704,012	777,418	3,897,108	523,897	631,265	26,739,484	23,982	114,990
Nationwide Mid Cap Market Index Fund, Class R6	7,868,718	140,936,528	25,408,136	13,919,338	4,398,231	(16,603,010)	140,220,547	1,122,886	15,089,480
Nationwide S&P 500 Index Fund, Class R6	24,503,670	323,024,345	117,020,079	38,758,321	15,550,856	(23,798,089)	393,038,870	3,585,944	15,556,312
Nationwide Small Cap Index Fund, Class R6	1,435,987	56,555,985	8,548,309	37,543,475	(436,078)	(6,848,598)	20,276,143	376,258	7,966,541
Nationwide Ziegler Equity Income Fund, Class R6	—	42,642,404	3,429,889	45,094,177	7,647,112	(8,625,228)	—	262,457	3,167,431
Nationwide Bond Index Fund, Class R6	7,998,363	139,126,162	5,306,238	55,033,197	(3,475,952)	(660,704)	85,262,547	1,476,760	—
Nationwide Core Plus Bond Fund, Class R6	6,569,341	69,186,085	1,477,614	3,281,885	(43,881)	(2,038,688)	65,299,245	1,091,099	8,391

68

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Investor Destinations Moderate (continued)

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Inflation-Protected Securities Fund, Class R6	1,342,614	13,811,073	86,358	775,900	(10,670)	(47,228)	13,063,633	86,358	—
Nationwide Loomis Short Term Bond Fund, Class R6	5,343,817	55,141,356	785,994	2,783,209	(64,639)	(710,093)	52,369,409	500,333	—
Nationwide Contract (a)(b)(c)	$145,528,864	152,876,167	4,916,586	12,263,889	—	—	145,528,864	2,068,534	—
Total		1,374,077,172	225,045,127	260,994,607	33,229,843	(78,353,193)	1,293,004,342	16,930,541	54,912,064

Investor Destinations Moderately Conservative

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Amundi Global High Yield Fund, Class R6	1,394,324	14,670,919	1,237,416	1,005,667	22,480	(940,082)	13,985,066	356,194	668,587
Nationwide Amundi Strategic Income Fund, Class R6	674,546	—	7,060,961	34,309	(54)	(51,793)	6,974,805	49,004	—
Nationwide Emerging Markets Debt Fund, Class R6	449,487	4,854,648	261,981	397,350	13,097	(179,069)	4,553,307	135,016	87,821
Nationwide International Index Fund, Class R6	6,800,758	58,579,353	8,804,919	7,984,608	1,968,604	(3,153,776)	58,214,492	842,817	2,052,692
Nationwide International Small Cap Fund, Class R6	194,782	4,924,071	572,498	2,927,197	473,085	(718,705)	2,323,752	98,551	372,354
Nationwide Mid Cap Market Index Fund, Class R6	2,344,863	29,312,835	19,881,084	4,956,528	63,422	(2,515,355)	41,785,458	250,923	3,175,720
Nationwide S&P 500 Index Fund, Class R6	5,645,149	68,334,858	36,144,216	12,064,496	3,168,702	(5,035,086)	90,548,194	781,602	3,317,174
Nationwide Small Cap Index Fund, Class R6	336,614	14,648,570	2,828,013	10,812,646	(239,316)	(1,671,637)	4,752,984	98,108	2,099,438
Nationwide Ziegler Equity Income Fund, Class R6	—	24,412,979	2,797,018	26,666,356	3,561,728	(4,105,369)	—	153,169	1,848,504
Nationwide Bond Index Fund, Class R6	6,292,516	88,019,148	5,532,314	23,781,287	(2,025,157)	(666,793)	67,078,225	985,977	—
Nationwide Core Plus Bond Fund, Class R6	3,256,841	34,173,448	1,472,038	2,251,937	(13,030)	(1,007,522)	32,372,997	535,272	4,133
Nationwide Inflation-Protected Securities Fund, Class R6	1,430,286	14,614,072	310,635	948,405	(39,953)	(19,668)	13,916,681	90,710	—
Nationwide Loomis Short Term Bond Fund, Class R6	3,790,544	38,989,286	1,446,554	2,745,317	(48,264)	(494,926)	37,147,333	351,413	—
Nationwide Contract (a)(b)(c)	$79,087,994	82,833,562	3,964,323	7,709,891	—	—	79,087,994	1,115,697	—
Total		478,367,749	92,313,970	104,285,994	6,905,344	(20,559,781)	452,741,288	5,844,453	13,626,423

69

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Investor Destinations Conservative

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Amundi Global High Yield Fund, Class R6	1,492,207	14,669,443	1,440,433	204,811	3,722	(941,951)	14,966,836	369,607	680,356
Nationwide Amundi Strategic Income Fund, Class R6	2,160,024	—	22,581,824	36,563	(105)	(210,508)	22,334,648	178,819	—
Nationwide Emerging Markets Debt Fund, Class R6	719,672	7,271,329	489,092	211,730	7,734	(266,149)	7,290,276	207,585	134,575
Nationwide International Index Fund, Class R6	5,204,796	43,967,682	7,752,252	6,306,861	528,755	(1,388,775)	44,553,053	651,598	1,587,311
Nationwide Mid Cap Market Index Fund, Class R6	1,656,220	21,994,003	12,191,315	2,767,845	463,414	(2,367,045)	29,513,842	190,209	2,441,598
Nationwide S&P 500 Index Fund, Class R6	4,617,537	43,951,251	41,263,930	9,671,796	1,700,708	(3,178,793)	74,065,300	554,039	2,197,574
Nationwide Small Cap Index Fund, Class R6	269,625	14,669,443	3,301,026	12,178,329	(359,814)	(1,625,223)	3,807,103	98,662	2,149,040
Nationwide Ziegler Equity Income Fund, Class R6	—	29,299,884	4,165,435	32,797,443	4,252,823	(4,920,699)	—	189,450	2,286,352
Nationwide Bond Index Fund, Class R6	12,591,822	146,800,514	12,802,096	20,565,521	(899,453)	(3,908,817)	134,228,819	1,770,408	—
Nationwide Core Plus Bond Fund, Class R6	6,741,860	66,052,707	5,095,707	2,070,607	(37,830)	(2,025,892)	67,014,085	1,076,410	8,165
Nationwide Inflation-Protected Securities Fund, Class R6	3,814,593	36,643,122	1,739,006	1,109,966	(49,647)	(106,521)	37,115,994	232,291	—
Nationwide Loomis Short Term Bond Fund, Class R6	10,640,825	102,647,178	6,107,973	2,992,497	(60,025)	(1,422,543)	104,280,086	963,139	—
Nationwide Contract (a)(b)(c)	$178,268,837	175,791,177	10,705,194	8,227,534	—	—	178,268,837	2,461,977	—
Total		703,757,733	129,635,283	99,141,503	5,550,282	(22,362,916)	717,438,879	8,944,194	11,484,971

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
(a)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.
(b)	Value determined using significant unobservable inputs.
(c)	Fair valued security.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutual funds.

5.  Line of Credit, Interfund Lending and Earnings Credit

The Trust and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.

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Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2018. During the six months ended April 30, 2018, the Funds had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may participate in an interfund lending program among Funds managed by the Advisor. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

JPMorgan provides earnings credits for cash balances maintained in a Fund’s custody accounts, which are used to offset custody fees of a Fund. Credits earned, if any, are presented in the Statement of Operations. During the six months ended April 30, 2018, none of the Funds engaged in interfund lending.

6.  Investment Transactions

For the six months ended April 30, 2018, purchases and sales of investments (excluding short-term securities) were as follows:

Fund	Purchases*	Sales
Investor Destinations Aggressive	$193,610,595	$183,132,995
Investor Destinations Moderately Aggressive	280,124,499	290,935,413
Investor Destinations Moderate	232,569,095	263,772,045
Investor Destinations Moderately Conservative	95,179,949	105,291,931
Investor Destinations Conservative	136,139,561	108,498,219
*	Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.

The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete

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discussion of all risks associated with the investment strategies of the Funds. Please refer to each current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule is June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018 (although the requirement to file the initial Form N-PORT has been extended by the SEC to April 30, 2019 as opposed to the original requirement to file by July 30, 2018). Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements. The Regulation S-X amendments had a compliance date of August 1, 2017 and are reflected in the Funds’ financial statements for the six months ended April 30, 2018.

10.  Other

As of April 30, 2018, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Investor Destinations Aggressive	51.61%	3	(a)
Investor Destinations Moderately Aggressive	60.83	4	(a)
Investor Destinations Moderate	57.95	4	(a)
Investor Destinations Moderately Conservative	23.47	1
Investor Destinations Conservative	0.00	0
(a)	All or a portion of the accounts are the accounts of affiliated funds.

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April 30, 2018 (Unaudited)

11.  Federal Tax Information

As of April 30, 2018, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investor Destinations Aggressive	$958,516,168	$97,099,652	$(878,410)	$96,221,242
Investor Destinations Moderately Aggressive	1,508,593,008	142,398,181	(7,957,300)	134,440,881
Investor Destinations Moderate	1,269,082,874	66,298,715	(10,139,147)	56,159,568
Investor Destinations Moderately Conservative	462,886,204	8,156,663	(6,882,971)	1,273,692
Investor Destinations Conservative	751,910,533	4,957,567	(13,678,583)	(8,721,016)

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

73

Supplemental Information

April 30, 2018 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Nationwide Investor Destinations Conservative Fund

Nationwide Investor Destinations Moderate Fund

Nationwide Investor Destinations Moderately Aggressive Fund

Nationwide Investor Destinations Moderately Conservative Fund

Continuation of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreement, including investment performance, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2018 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the continuation of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2017) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Adviser also provided to the Trustees comparative expense information for customized peer groups created by the Adviser, for certain Funds where the Adviser did not consider that the Broadridge peer group provided an appropriate comparison.

In January 2018, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2018 meeting was to ensure that the Trustees had the opportunity to consider and discuss matters they deemed relevant to the continuation of the Advisory

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April 30, 2018 (Unaudited)

Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the continuation of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2018 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2018 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2018 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2018 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during a telephonic meeting in advance of the March 2018 meeting and during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to the Investor Destination Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser. In evaluating the Advisory Agreement for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Investor Destination Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address any underperformance.

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Supplemental Information (Continued)

April 30, 2018 (Unaudited)

The Trustees noted that each of the Funds, other than the Nationwide Investor Destinations Moderately Conservative Fund, ranked at approximately the median of the funds within its performance universe, or above, for the three-year period ended August 31, 2017. As to Nationwide Investor Destinations Moderately Conservative Fund, the Trustees considered the Adviser’s statement that the Fund’s underperformance was principally due to the Fund’s relatively conservative approach to asset allocation. For example, the Adviser noted that the Fund maintains a more limited equity allocation than those of many of its peer funds, and that the Fund maintains a more diversified allocation among classes of equity securities than do many peer funds, allocating more of its assets to U.S. small cap and mid cap equities and to international equities, which have generally underperformed large capitalization equities in recent periods. The Trustees considered the Adviser’s statement that those allocations reflect both the Adviser’s long-term strategic asset allocation process and the Fund’s place within the Investor Destination Fund lineup, and are appropriate to the Fund in light of those considerations. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

As to the fees and expenses of the Funds, the Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. (The Adviser noted that, with respect to Nationwide Investor Destinations Aggressive Fund and Nationwide Investor Destinations Conservative Fund, this variety of arrangements resulted in an insufficient number of expenses peers.) The Adviser noted that some peer funds pay low or no advisory fees in light of the fact that the adviser receives advisory compensation from the underlying funds in the fund-of-funds structure. The Adviser noted that the total expense ratio of each Fund (including 12b-1/non-12b-1 fees) was in the first quintile in comparison to its peer funds, notwithstanding in some cases that a Fund’s actual advisory fee was above the median of such Fund’s peers, and stated its view that, under the circumstances, a Fund’s favorable total expense ratio provides helpful evidence of the fair pricing of the Fund’s investment program.

The Trustees considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted the Adviser’s statements that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints, and that the Adviser considers those effective to share economies of scale between the Adviser and the Funds’ shareholders. The Trustees determined to continue to monitor over time the fees paid at the Fund level to determine whether breakpoints might be appropriate there as well, in light of any economies related to the asset allocation function that are not effectively shared through breakpoints at the underlying fund level.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Funds’ expense structures, including their advisory fees, appeared generally to be within the range of a number of other peer funds and not sufficiently high as to be inconsistent with the continuation of the Advisory Agreements.

-    -    -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements.

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Management Information

April 30, 2018

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 51 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	111

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2000. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	111

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April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	111

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	111

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April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	111

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Granage Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

Lydia M. Marshall[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1949	Trustee since June 2014	111

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April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer) Principal of LM Marshall LLC (investment and business consulting) since 2007.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2001-present, Director of Nationwide Mutual Fire Insurance Company 2001-present, Director of Nationwide Corporation 2001-present, Director of Public Welfare Foundation (non-profit foundation) 2009-present, Trustee of Nationwide Foundation 2002-2014, and Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company.[2]

Eric E. Miller
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015

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Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual Insurance Company.[2]

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

81

Market Index Definitions

Bloomberg Barclays 7-Year Municipal Bond Index: An unmanaged index that measures the performance of U.S. dollar-denominated tax-exempt bonds with maturities of seven years, including state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Bloomberg Barclays U.S. Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Index with a remaining maturity of one to three years, including Treasurys, government-related issues and corporate securities.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues, which includes Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency) with maturities of one year or more; generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM (Series-L): An unmanaged index that measures the performance of rules-based, market value-weighted inflation-protected securities issued by the U.S. Treasury with a remaining maturity of at least one year; a subset of the Global Inflation-Linked Index (Series-L).

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill). © 2018 Citigroup Index LLC. All rights reserved.

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

ICE BofAML Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.

Note about BofA Merrill Lynch Indexes

Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services.

iMoneyNet Money Fund Average™ Government All: An average of government money market funds. Government money market funds may invest in U.S. Treasurys, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.

82

Market Index Definitions (cont.)

JPM EMBI Global Diversified Index: An unmanaged index in the Government Bond Index-Emerging Markets (GBI-EM) series that measures the local market performance of U.S. dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.

Note about JPMorgan Indexes

Information has been obtained from sources believed to be reliable but JPMorgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan’s prior written approval. Copyright 2018, JPMorgan Chase & Co. All rights reserved.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

Morningstar® (Mstar) Target Risk Indexes: A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.

●	The Morningstar® Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
●	The Morningstar® Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
●	The Morningstar® Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
●	The Morningstar® Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
●	The Morningstar® Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI EAFE® Small Cap Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of small-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

83

Market Index Definitions (cont.)

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index: An unmanaged, market capitalization-weighted index based on the Russell 3000® Index. The Russell 3000 Growth Index includes companies that display signs of above-average growth. The index is used to provide a gauge of the performance of growth stocks in the U.S.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the information technology sector and the internet retail sub-industry from the consumer discretionary sector of the U.S. equity market.

84

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Bottom-up investment approach: A method of investing that involves: 1) focusing on an individual company, 2) rather than on the industry in which a company operates, or 3) on the economy as a whole. It is the microeconomic analysis of a company or stock.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.

85

Glossary (cont.)

Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.

Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.

High-yield bonds (also known as junk bonds): Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are

86

Glossary (cont.)

supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

87

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), except Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. © 2018

SAR-ID (6/18)

Semiannual Report

April 30, 2018 (Unaudited)

Nationwide Mutual Funds

Fixed-Income Funds

Nationwide Bond Fund

Nationwide California Intermediate Tax Free Bond Fund

(formerly Nationwide HighMark California Intermediate Tax Free Bond Fund)

Nationwide Core Plus Bond Fund

Nationwide Government Money Market Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Loomis Core Bond Fund

(formerly Nationwide HighMark Bond Fund)

Nationwide Loomis Short Term Bond Fund

(formerly Nationwide HighMark Short Term Bond Fund)

Nationwide National Intermediate Tax Free Bond Fund

(formerly Nationwide HighMark National Intermediate Tax Free Bond Fund)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Message to Investors

Dear Investor,

The financial markets experienced a choppy start in 2018 as long-term interest rates jumped and the S&P 500® Index (S&P 500) fell into its first correction in two years. Firming inflation data and rising rate hike expectations led to higher Treasury yields, which in turn helped to push stock prices lower.

From a broader perspective, the long-running economic expansion still appears unlikely to be in peril anytime soon. The labor market continues to tighten, slowly but surely putting upward pressure on wage growth and consumer confidence. Ebb and flow likely will continue in both the economy and financial markets, but the underlying path for now should continue to be to the upside.

Economic Review

During the semiannual period ended April 30, 2018, equity markets moderated, as investors became increasingly focused on risks and the potential for a peak in fundamentals. Volatility increased substantially following an unusual period of strength and calm experienced between the 2016 U.S. presidential election and late 2017. Fixed-income returns were mostly negative, as increasing inflation concerns caused investors to adjust their expectation for Federal Reserve action. U.S. equities were higher, with the S&P 500 returning 3.82% for the reporting period. International markets were strong despite increasing concern over the health of the global economy. The MSCI EAFE® Index (MSCI EAFE) returned 3.41% for the period, while the MSCI Emerging Markets® Index was stronger, returning 4.80%.

In the United States, equity markets started strong during the semiannual reporting period, then entered a volatile period that lacked direction. The first half of the period was strong on optimism concerning tax reform and the strength of corporate profits, but saw a sharp correction in February on fears of inflation, rising interest rates and the prospect for a trade war. Gross domestic product (GDP) continued to be strong, with the fourth calendar quarter of 2017 up 2.9% and the first quarter of 2018 up 2.3%. Corporate profits have benefited from strong revenues and the boost from tax reform, with earnings growth of 16% in the fourth calendar quarter of 2017 and 25% in the first quarter of 2018. Expectations are for continued strong growth, with 7% sales growth and 20% earnings growth forecast for 2018.

Long-term rates moved higher during the reporting period.

The Federal Reserve continued its steady path for a higher federal funds rate, moving to raise rates by 0.25% in both December 2017 and March 2018. Inflation is moving toward the Fed’s 2% target, economic growth remains strong, and fears of global deflation have moderated, allowing the Federal Open Market Committee (FOMC) to target two additional rate hikes in 2018. Long-term rates moved higher during the semiannual reporting period, with the 10-year U.S. Treasury yield rising from 2.37% to 2.93%, reaching the highest level in more than four years.

Entering the reporting period, the S&P 500 had an unprecedented period of strength and calm, with a record streak of positive returns from November 2016 through January 2018. That reversed quickly in February, with a precipitous drop from an all-time high to a 10% correction in just nine trading days, primarily driven by fears of inflation and rising interest rates. The remainder of the reporting period saw a gradual return to calm and a relatively tight trading pattern as investors waited on the sidelines for signs of a resumed move higher.

S&P 500 returns ranged from 5.7% in January 2018 (the best month since March 2016) to -3.7% in February 2018 (the worst month since January 2016). The best-performing sectors were consumer discretionary, energy and technology, while consumer staples, real estate and materials lagged. Growth stocks outperformed value stocks for the reporting period, while small-capitalization stocks modestly beat large-cap stocks.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks were higher for the reporting period, continuing an extended period of

1

Message to Investors (cont.)

strength. Since mid-2016, the MSCI EAFE has outperformed the S&P 500 in four of seven quarters, as optimism has grown surrounding the synchronized global growth environment. During the reporting period, the MSCI Emerging Markets Index outperformed the S&P 500, while the MSCI EAFE slightly underperformed the S&P 500. Economic data began to moderate throughout the period, particularly in Europe, as the strong euro in 2017 was a headwind for growth. Fears of growing trade tensions and rising commodity prices also acted as a headwind, causing relative weakness late in the reporting period.

The performance of fixed-income markets was mixed during the reporting period, as rising interest rates across the yield curve were largely offset by tightening credit spreads. The 10-year Treasury yield rose by 0.56% during the period, while the 2-year yield gained 0.9%; spreads narrowed between the two rates to 0.45%, the lowest spread since 2007. Credit spreads were little changed during the reporting period.

Index	Semiannual Total Returns (as of April 30, 2018)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	-0.49%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-3.48%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	-2.25%
Bloomberg Barclays Municipal Bond	-0.97%
Bloomberg Barclays U.S. Aggregate Bond	-1.87%
Bloomberg Barclays U.S. Corporate High Yield	-0.17%
MSCI EAFE®	3.41%
MSCI Emerging Markets®	4.80%
MSCI World ex USA	3.04%
Russell 1000® Growth	5.46%
Russell 1000® Value	1.94%
Russell 2000®	3.27%
S&P 500®	3.82%

Source: Morningstar

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

2

Fund Overview	Nationwide Bond Fund

Asset Allocation†

Corporate Bonds	53.0%
Asset-Backed Securities	17.5%
U.S. Treasury Obligations	11.9%
Mortgage-Backed Securities	8.8%
Collateralized Mortgage Obligations	4.0%
Commercial Mortgage-Backed Securities	3.6%
Municipal Bonds	0.6%
Futures Contracts††	0.0%
Other assets in excess of liabilities	0.6%
100.0%

Top Industries†††

Oil, Gas & Consumable Fuels	8.5%
Banks	7.2%
Diversified Telecommunication Services	3.1%
Electric Utilities	3.1%
Insurance	2.7%
Multi-Utilities	2.1%
Equity Real Estate Investment Trusts (REITs)	2.1%
Media	1.9%
Diversified Financial Services	1.5%
Pharmaceuticals	1.6%
Other Industries	66.2%
100.0%

Top Holdings†††

U.S. Treasury Notes, 2.00%, 10/31/2022	6.2%
FNMA, 3.50%, 2/1/2047	2.9%
NextGear Floorplan Master Owner Trust, 2.19%, 9/15/2021	2.5%
Long Beach Mortgage Loan Trust, 2.63%, 8/25/2035	2.2%
Ocwen Master Advance Receivables Trust, 2.72%, 8/16/2049	2.1%
FNMA, 3.50%, 2/1/2048	2.0%
Chase Mortgage Trust, 3.75%, 12/25/2045	1.8%
U.S. Treasury Notes, 1.63%, 10/15/2020	1.8%
BBCMS Mortgage Trust, 3.39%, 8/14/2036	1.5%
UBS Group Funding Switzerland AG, 2.65%, 2/1/2022	1.5%
Other Holdings	75.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

3

Shareholder Expense Example	Nationwide Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bond Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	982.30	3.64	0.74
	Hypothetical	(a)(b)	1,000.00	1,021.12	3.71	0.74
Class C Shares	Actual	(a)	1,000.00	978.60	7.31	1.49
	Hypothetical	(a)(b)	1,000.00	1,017.41	7.45	1.49
Class R Shares	Actual	(a)	1,000.00	980.60	5.50	1.12
	Hypothetical	(a)(b)	1,000.00	1,019.24	5.61	1.12
Class R6 Shares	Actual	(a)	1,000.00	983.80	2.16	0.44
	Hypothetical	(a)(b)	1,000.00	1,022.61	2.21	0.44
Institutional Service Class Shares	Actual	(a)	1,000.00	983.50	2.46	0.50
	Hypothetical	(a)(b)	1,000.00	1,022.32	2.51	0.50

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 17.5%

	Principal Amount	Value

Airlines 4.0%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023 (a)	$3,265,292	$3,201,292
American Airlines Pass-Through Trust
Series 2013-2, Class B, 5.60%, 7/15/2020 (a)	709,821	722,669
Series 2015-2, Class B, 4.40%, 9/22/2023	3,937,983	3,963,581
Series 2016-3, Class B, 3.75%, 10/15/2025	955,808	933,729
British Airways Pass-Through Trust, Series 2013-1, Class B, 5.63%, 6/20/2020 (a)	394,236	403,421
Continental Airlines Pass-Through Trust, Series 2007-1, Class B, 6.90%, 4/19/2022	269,192	280,498
Spirit Airlines Pass-Through Trust, Series 2015-1A 4.10%, 4/1/2028	1,727,843	1,738,642
United Airlines Pass-Through Trust
Series 2014-1, Class B, 4.75%, 4/11/2022	2,844,761	2,872,924
Series 2016-1, Class B, 3.65%, 1/7/2026	1,500,000	1,450,669

		15,567,425

Automobiles 3.5%
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.15%, 4/15/2024 (a)	4,000,000	3,964,766
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/2021 (a)	10,000,000	9,892,604

		13,857,370

Home Equity 3.0%
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 2.63%, 8/25/2035 (b)	8,665,986	8,665,675
Soundview Home Loan Trust, Series 2006-WF2, Class M1, 2.12%, 12/25/2036 (b)	3,000,000	2,970,143
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-6XS, Class A6, 5.13%, 3/25/2034 (c)	5,580	5,602

		11,641,420

Other 7.0%
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, 3.81%, 6/9/2030 (a)(b)	3,000,000	3,005,130
CVS Pass-Through Trust, 6.94%, 1/10/2030	1,771,565	1,987,994

Asset-Backed Securities (continued)

	Principal Amount	Value

Other (continued)
Dryden 34 Senior Loan Fund, Series 2014-34A, Class AR, 3.51%, 10/15/2026 (a)(b)	$3,065,205	$3,064,972
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047 (a)	1,756,003	1,714,991
HERO Funding Trust, Series 2015-1A, Class A, 3.84%, 9/21/2040 (a)	1,984,749	2,016,148
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 3.59%, 4/19/2030 (a)(b)	2,000,000	2,006,904
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 6/15/2049 (a)	1,500,000	1,480,785
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class AT2, 2.72%, 8/16/2049 (a)	8,150,000	8,025,330
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/2049 (a)	4,200,000	4,211,769
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.50%, 2/25/2047 (a)(c)	157,293	156,730

		27,670,753

Total Asset-Backed Securities (cost $68,580,895)		68,736,968

Collateralized Mortgage Obligations 4.0%
Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 3/25/2037	353,119	304,406
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 5.32%, 10/25/2034 (c)	44,005	44,600
Chase Mortgage Trust, Series 2016-2, Class M2, 3.75%, 12/25/2045 (a)(b)	7,144,860	7,055,940
CHL Mortgage Pass-Through Trust, Series 2005-15, Class A7, 5.50%, 8/25/2035	102,493	93,152
Citigroup Mortgage Loan Trust, Series 2015-RP2, Class A1, 3.50%, 1/25/2053 (a)(b)	1,873,753	1,873,542
FNMA REMICS
Series 2003-33, Class LB, 5.50%, 5/25/2023	456,631	476,162
Series 2009-42, Class AP, 4.50%, 3/25/2039	192,392	196,087
MASTR Alternative Loan Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/2035	297,758	285,782

5

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value

New Residential Mortgage Loan Trust REMICS, Series 2018-2A, Class A1, 4.50%, 3/25/2036 (a)(b)	$2,205,882	$2,263,184
Series 2016-3A, Class A1B, 3.75%, 9/25/2056 (a)(b)	2,106,079	2,112,105
Sequoia Mortgage Trust, Series 2017-CH1, Class A2, 3.50%, 8/25/2047 (a)(b)	1,020,145	1,013,059

Total Collateralized Mortgage Obligations (cost $16,080,436)		15,718,019

Commercial Mortgage-Backed Securities 3.6%
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/5/2032 (a)(b)	2,390,000	2,425,719
BBCMS Mortgage Trust, Series 2016-ETC, Class C, 3.39%, 8/14/2036 (a)	6,300,000	5,806,610
COMM Mortgage Trust, Series 2014-TWC, Class B, 3.50%, 2/13/2032 (a)(b)	1,000,000	1,001,566
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/2034 (a)	4,980,000	4,940,029

Total Commercial Mortgage-Backed Securities (cost $15,047,430)		14,173,924

Corporate Bonds 53.0%
Aerospace & Defense 0.7%
Huntington Ingalls Industries, Inc., 3.48%, 12/1/2027 (a)	1,250,000	1,182,800
Lockheed Martin Corp., 3.55%, 1/15/2026	1,250,000	1,231,922
United Technologies Corp., 4.50%, 6/1/2042	500,000	493,510

		2,908,232

Auto Components 0.2%
BorgWarner, Inc., 3.38%, 3/15/2025	1,000,000	974,624

Automobiles 0.8%
Hyundai Capital America,
2.60%, 3/19/2020 (a)	2,000,000	1,966,830
3.00%, 10/30/2020 (a)	1,000,000	986,467

		2,953,297

Banks 7.1%
Bank of America Corp.,
4.20%, 8/26/2024	1,000,000	1,001,780
4.00%, 1/22/2025	1,000,000	988,397
Series L, 3.95%, 4/21/2025	1,750,000	1,714,335
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (d)	2,000,000	1,949,474

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
Citigroup, Inc.,
4.45%, 9/29/2027	$2,000,000	$1,988,888
4.75%, 5/18/2046	1,000,000	974,733
Citizens Financial Group, Inc.,
3.75%, 7/1/2024	1,500,000	1,452,646
4.35%, 8/1/2025	2,000,000	1,979,311
Cooperatieve Rabobank UA,
3.38%, 5/21/2025	1,000,000	976,868
5.75%, 12/1/2043	600,000	694,807
HSBC Holdings plc,
4.38%, 11/23/2026	2,000,000	1,982,770
Huntington Bancshares, Inc.,
7.00%, 12/15/2020	500,000	543,296
2.30%, 1/14/2022	1,000,000	961,238
ING Groep NV,
3.95%, 3/29/2027	2,000,000	1,967,907
JPMorgan Chase & Co.,
Series I, (ICE LIBOR USD 3 Month + 3.47%), 5.83%, 7/30/2018 (d)(e)	1,000,000	1,007,500
3.88%, 9/10/2024	500,000	493,208
4.95%, 6/1/2045	1,500,000	1,564,692
UBS Group Funding Switzerland AG,
2.65%, 2/1/2022 (a)	6,000,000	5,784,399

		28,026,249

Beverages 1.2%
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/2026	3,000,000	2,933,098
4.90%, 2/1/2046	1,000,000	1,037,455
Dr Pepper Snapple Group, Inc.,
3.40%, 11/15/2025	1,000,000	943,478

		4,914,031

Biotechnology 1.5%
AbbVie, Inc.,
2.50%, 5/14/2020	1,000,000	988,127
2.30%, 5/14/2021	1,500,000	1,457,841
2.90%, 11/6/2022	1,000,000	973,509
3.60%, 5/14/2025	1,000,000	967,637
3.20%, 5/14/2026	1,000,000	933,467
Celgene Corp.,
4.63%, 5/15/2044	650,000	629,334

		5,949,915

Capital Markets 1.0%
FMR LLC,
5.35%, 11/15/2021 (a)	785,000	836,794
4.95%, 2/1/2033 (a)	1,000,000	1,095,339
Morgan Stanley,
3.95%, 4/23/2027	1,000,000	960,920
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (d)	1,000,000	950,707

		3,843,760

Chemicals 1.0%
Ashland LLC,
4.75%, 8/15/2022	1,000,000	1,008,750

6

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Chemicals (continued)
Cytec Industries, Inc.,
3.95%, 5/1/2025	$600,000	$593,301
Nutrien Ltd.,
5.25%, 1/15/2045	1,250,000	1,325,835
Solvay Finance America LLC,
3.40%, 12/3/2020 (a)	1,000,000	1,000,476

		3,928,362

Commercial Services & Supplies 0.3%
Aramark Services, Inc.,
5.00%, 2/1/2028 (a)	1,100,000	1,071,125

Consumer Finance 1.3%
Ford Motor Credit Co. LLC,
3.16%, 8/4/2020	2,000,000	1,991,396
3.10%, 5/4/2023	2,000,000	1,907,372
3.81%, 1/9/2024	1,250,000	1,218,142

		5,116,910

Containers & Packaging 0.2%
Ball Corp.,
4.88%, 3/15/2026	750,000	748,125

Diversified Financial Services 1.6%
HERO Funding Trust,
Series 2015-3, Class A, 4.28%, 9/20/2041	1,839,407	1,889,990
High Street Funding Trust II,
4.68%, 2/15/2048 (a)	1,250,000	1,263,293
Shell International Finance BV,
4.38%, 5/11/2045	2,000,000	2,077,815
Siemens Financieringsmaatschappij NV,
3.25%, 5/27/2025 (a)	1,000,000	977,528

		6,208,626

Diversified Telecommunication Services 3.1%
AT&T, Inc.,
3.40%, 5/15/2025	500,000	476,167
3.90%, 8/14/2027	1,500,000	1,517,998
4.10%, 2/15/2028 (a)	1,500,000	1,455,579
4.30%, 2/15/2030 (a)	2,081,000	2,014,368
CCO Holdings LLC,
5.13%, 2/15/2023	500,000	502,250
5.75%, 2/15/2026 (a)	600,000	595,500
5.13%, 5/1/2027 (a)	2,000,000	1,873,940
Qwest Corp.,
6.88%, 9/15/2033	850,000	807,017
Verizon Communications, Inc.,
3.50%, 11/1/2024	2,500,000	2,455,945
3.38%, 2/15/2025	498,000	481,181

		12,179,945

Electric Utilities 3.1%
Appalachian Power Co.,
3.40%, 6/1/2025	1,000,000	978,100
Indiana Michigan Power Co.,
3.85%, 5/15/2028	1,250,000	1,246,063

Corporate Bonds (continued)

	Principal Amount	Value

Electric Utilities (continued)
ITC Holdings Corp.,
3.65%, 6/15/2024	$3,000,000	$2,959,048
PPL Capital Funding, Inc.,
3.10%, 5/15/2026	2,000,000	1,862,040
Public Service Co. of Colorado,
2.90%, 5/15/2025	3,000,000	2,865,658
Southern Co. (The),
2.35%, 7/1/2021	1,500,000	1,457,606
Southwestern Electric Power Co.,
Series J, 3.90%, 4/1/2045	750,000	705,214

		12,073,729

Electrical Equipment 0.3%
Eaton Corp.,
8.88%, 6/15/2019	1,000,000	1,059,981
Sensata Technologies BV,
5.00%, 10/1/2025 (a)	315,000	314,212

		1,374,193

Energy Equipment & Services 1.0%
Helmerich & Payne International Drilling Co.,
4.65%, 3/15/2025	1,750,000	1,807,037
Schlumberger Holdings Corp.,
4.00%, 12/21/2025 (a)	1,250,000	1,251,142
Transocean, Inc.,
8.37%, 12/15/2021	1,000,000	1,072,500

		4,130,679

Equity Real Estate Investment Trusts (REITs) 2.1%
CoreCivic, Inc.,
4.13%, 4/1/2020	200,000	200,500
Kite Realty Group LP,
4.00%, 10/1/2026	1,250,000	1,137,184
Liberty Property LP,
3.38%, 6/15/2023	1,000,000	978,513
3.75%, 4/1/2025	2,000,000	1,959,896
Piedmont Operating Partnership LP,
3.40%, 6/1/2023	1,500,000	1,451,986
4.45%, 3/15/2024	2,500,000	2,505,134

		8,233,213

Food & Staples Retailing 0.7%
CVS Health Corp.,
4.30%, 3/25/2028	2,000,000	1,978,282
CVS Pass-Through Trust,
7.51%, 1/10/2032 (a)	790,334	921,018

		2,899,300

Food Products 1.0%
Grupo Bimbo SAB de CV,
3.88%, 6/27/2024 (a)	1,000,000	986,815
McCormick & Co., Inc.,
3.15%, 8/15/2024	1,500,000	1,438,477
3.40%, 8/15/2027	1,500,000	1,419,177

		3,844,469

7

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Health Care Equipment & Supplies 0.3%
Medtronic, Inc.,
3.50%, 3/15/2025	$1,000,000	$990,094

Health Care Providers & Services 0.8%
Express Scripts Holding Co.,
3.30%, 2/25/2021	2,000,000	1,990,259
4.75%, 11/15/2021	500,000	517,828
HCA, Inc.,
6.50%, 2/15/2020	500,000	522,500

		3,030,587

Household Durables 0.9%
Newell Brands, Inc.,
5.00%, 11/15/2023	560,000	573,107
4.20%, 4/1/2026	3,000,000	2,945,775

		3,518,882

Industrial Conglomerates 0.1%
General Electric Co.,
4.65%, 10/17/2021	358,000	373,262

Insurance 2.7%
Five Corners Funding Trust,
4.42%, 11/15/2023 (a)	1,250,000	1,291,322
Liberty Mutual Group, Inc.,
4.95%, 5/1/2022 (a)	850,000	888,865
Metropolitan Life Global Funding I,
3.45%, 12/18/2026 (a)	3,000,000	2,902,001
Nuveen Finance LLC,
4.13%, 11/1/2024 (a)	4,405,000	4,418,573
Oil Insurance Ltd.,
(ICE LIBOR USD 3 Month + 2.98%), 5.29%, 3/05/2018 (a)(d)(e)	1,000,000	965,000

		10,465,761

Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc.,
2.80%, 8/22/2024 (a)	2,500,000	2,406,139

Media 1.9%
21st Century Fox America, Inc.,
3.70%, 10/15/2025	1,000,000	994,821
CBS Corp.,
3.50%, 1/15/2025	500,000	480,926
Charter Communications Operating LLC,
4.91%, 7/23/2025	1,500,000	1,524,108
Comcast Corp.,
3.38%, 8/15/2025	3,000,000	2,913,214
Discovery Communications LLC,
4.90%, 3/11/2026	1,500,000	1,538,960

		7,452,029

Metals & Mining 0.1%
Compass Minerals International, Inc.,
4.88%, 7/15/2024 (a)	500,000	481,250

Corporate Bonds (continued)

	Principal Amount	Value

Multi-Utilities 2.1%
Black Hills Corp.,
3.95%, 1/15/2026	$1,750,000	$1,740,108
3.15%, 1/15/2027	1,000,000	927,405
Southern Co. Gas Capital Corp.,
3.88%, 11/15/2025	1,250,000	1,235,443
3.25%, 6/15/2026	2,000,000	1,892,134
WEC Energy Group, Inc.,
3.55%, 6/15/2025	2,500,000	2,455,840

		8,250,930

Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp.,
5.55%, 3/15/2026	1,500,000	1,616,927
6.60%, 3/15/2046	1,000,000	1,227,265
Baytex Energy Corp.,
5.13%, 6/1/2021 (a)	200,000	189,000
BP Capital Markets plc,
3.51%, 3/17/2025	2,500,000	2,482,156
Canadian Natural Resources Ltd.,
2.95%, 1/15/2023	1,000,000	966,239
3.85%, 6/1/2027	1,000,000	967,361
Continental Resources, Inc.,
4.50%, 4/15/2023	2,103,125	2,129,414
Enbridge Energy Partners LP,
7.38%, 10/15/2045	625,000	804,794
Energy Transfer Equity LP,
5.50%, 6/1/2027	1,000,000	1,000,000
Energy Transfer Partners LP,
4.20%, 4/15/2027	4,000,000	3,817,230
Enterprise Products Operating LLC,
3.70%, 2/15/2026	1,000,000	978,157
Kinder Morgan Energy Partners LP,
5.00%, 10/1/2021	2,000,000	2,074,783
Kinder Morgan, Inc.,
4.30%, 3/1/2028	1,250,000	1,219,658
5.05%, 2/15/2046	700,000	671,846
Marathon Oil Corp.,
2.80%, 11/1/2022	1,000,000	957,098
3.85%, 6/1/2025	3,000,000	2,942,919
MPLX LP,
4.88%, 12/1/2024	1,000,000	1,036,657
4.00%, 3/15/2028	1,500,000	1,443,201
Murphy Oil Corp.,
4.45%, 12/1/2022	544,000	531,080
NGPL PipeCo LLC,
4.38%, 8/15/2022 (a)	500,000	497,500
Petroleos Mexicanos,
6.35%, 2/12/2048 (a)	1,391,000	1,275,547
Sabine Pass Liquefaction LLC,
5.63%, 3/1/2025	2,000,000	2,130,737
4.20%, 3/15/2028	500,000	485,855
Spectra Energy Partners LP,
4.60%, 6/15/2021	500,000	512,899
Williams Partners LP,
4.85%, 3/1/2048	1,000,000	960,653
WPX Energy, Inc.,
6.00%, 1/15/2022	200,000	208,500

		33,127,476

8

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Pharmaceuticals 1.6%
Allergan Funding SCS,
3.85%, 6/15/2024	$500,000	$487,103
3.80%, 3/15/2025	1,500,000	1,441,557
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026	2,000,000	1,822,885
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/2023	1,500,000	1,258,375
3.15%, 10/1/2026	1,500,000	1,195,599

		6,205,519

Road & Rail 0.6%
Burlington Northern Santa Fe LLC,
3.00%, 4/1/2025	1,000,000	966,861
4.90%, 4/1/2044	250,000	275,642
4.15%, 4/1/2045	1,000,000	1,002,417

		2,244,920

Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.,
2.60%, 5/19/2026	2,000,000	1,857,888
QUALCOMM, Inc.,
2.60%, 1/30/2023	4,000,000	3,782,130

		5,640,018

Software 0.9%
Microsoft Corp.,
3.30%, 2/6/2027	3,000,000	2,941,279
Open Text Corp.,
5.63%, 1/15/2023 (a)	500,000	518,125

		3,459,404

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.,
3.00%, 2/9/2024	1,750,000	1,712,742
2.45%, 8/4/2026	1,000,000	918,296
Digital Equipment Corp.,
7.75%, 4/1/2023	825,000	911,214

		3,542,252

Thrifts & Mortgage Finance 1.0%
BPCE SA,
5.70%, 10/22/2023 (a)	3,000,000	3,188,658
4.88%, 4/1/2026 (a)	750,000	758,365

		3,947,023

Tobacco 0.5%
Reynolds American, Inc.,
4.45%, 6/12/2025	2,000,000	2,019,624

Total Corporate Bonds (cost $213,072,454)		208,533,954

Mortgage-Backed Securities 8.8%
FHLMC Gold Pool
Pool# E01443, 3.50%, 7/1/2018	6,028	6,106

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FNMA Pool
Pool# 386905 5.00%, 4/1/2019	$724,733	$735,102
Pool# AM7838 3.56%, 2/1/2035	2,370,232	2,324,917
Pool# AM9070 3.77%, 8/1/2045	2,995,000	2,963,148
Pool# BC0180 4.00%, 1/1/2046	2,813,398	2,867,932
Pool# BC9003 3.00%, 11/1/2046	355,641	343,609
Pool# AS8483 3.00%, 12/1/2046	284,084	274,468
Pool# MA2863 3.00%, 1/1/2047	2,928,399	2,829,285
Pool# AS8810 3.50%, 2/1/2047	11,476,690	11,408,890
Pool# BM2003 4.00%, 10/1/2047	2,861,839	2,916,767
Pool# BM3355 3.50%, 2/1/2048	7,921,529	7,874,716

Total Mortgage-Backed Securities (cost $35,939,727)		34,544,940

Municipal Bonds 0.6%
California 0.4%
Northern California Power Agency, RB, Series B, 7.31%, 6/1/2040	500,000	655,830
State of California, GO, 5.70%, 11/1/2021	750,000	818,670

		1,474,500

District of Columbia 0.2%
Metropolitan Washington Airports Authority, RB, Series D, 7.46%, 10/1/2046	600,000	872,850

Total Municipal Bonds (cost $2,120,511)		2,347,350

U.S. Treasury Obligations 11.9%
U.S. Treasury Notes
1.25%, 10/31/2018	1,500,000	1,494,024
3.13%, 5/15/2019	3,500,000	3,528,711
1.13%, 3/31/2020	3,000,000	2,923,945
1.63%, 10/15/2020	7,000,000	6,843,320
2.00%, 8/31/2021	5,000,000	4,890,625
2.00%, 10/31/2022	25,000,000	24,190,430
2.25%, 10/31/2024	3,000,000	2,887,617

Total U.S. Treasury Obligations (cost $47,869,448)		46,758,672

Total Investments (cost $398,710,901) — 99.4%		390,813,827

Other assets in excess of liabilities — 0.6%		2,247,399

NET ASSETS — 100.0%		$393,061,226

9

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at April 30, 2018 was $117,717,235 which represents 29.95% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 6 for further information. The interest rate shown was the current rate as of April 30, 2018.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2018.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2018.

(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2018. The maturity date reflects the next call date.

CLO	Collateralized Loan Obligations

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GO	General Obligation

ICE	Intercontinental Exchange

LIBOR	London Interbank Offered Rate

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

10

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Fund (Continued)

Futures contracts outstanding as of April 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	300	6/2018	USD	63,614,062	(150,765)
U.S. Treasury Long Bond	309	6/2018	USD	44,447,719	(211,663)

					(362,428)

Short Contracts
U.S. Treasury 10 Year Note	(908)	6/2018	USD	(108,619,500)	452,739

					452,739

					90,311

At April 30, 2018, the Fund had $467,442 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Bond Fund
Assets:
Investment securities, at value (cost $398,710,901)	$390,813,827
Cash	2,077,258
Deposits with broker for futures contracts	467,442
Interest receivable	2,623,113
Security lending income receivable	344
Receivable for investments sold	1,467,769
Receivable for capital shares issued	28,126
Receivable for variation margin on futures contracts	174,781
Reimbursement from investment adviser (Note 3)	21,969
Prepaid expenses	40,938

Total Assets	397,715,567

Liabilities:
Payable for investments purchased	3,518,070
Distributions payable	14,203
Payable for capital shares redeemed	902,277
Accrued expenses and other payables:
Investment advisory fees	130,154
Fund administration fees	21,674
Distribution fees	4,495
Administrative servicing fees	4,091
Accounting and transfer agent fees	9,233
Trustee fees	1,050
Custodian fees	3,598
Compliance program costs (Note 3)	366
Professional fees	31,164
Printing fees	10,523
Other	3,443

Total Liabilities	4,654,341

Net Assets	$393,061,226

Represented by:
Capital	$406,777,565
Accumulated distributions in excess of net investment income	(250,037)
Accumulated net realized losses from investment securities and futures contracts	(5,659,539)
Net unrealized appreciation/(depreciation) in investment securities	(7,897,074)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	90,311

Net Assets	$393,061,226

12

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Fund
Net Assets:
Class A Shares	$11,253,612
Class C Shares	2,191,005
Class R Shares	299,566
Class R6 Shares	332,386,941
Institutional Service Class Shares	46,930,102

Total	$393,061,226

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,197,092
Class C Shares	232,715
Class R Shares	31,846
Class R6 Shares	35,294,301
Institutional Service Class Shares	4,985,628

Total	41,741,582

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.40
Class C Shares (b)	$9.41
Class R Shares	$9.41
Class R6 Shares	$9.42
Institutional Service Class Shares	$9.41
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.62

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Bond Fund
INVESTMENT INCOME:
Interest income	$6,777,767
Income from securities lending (Note 2)	6,315

Total Income	6,784,082

EXPENSES:
Investment advisory fees	794,738
Fund administration fees	84,676
Distribution fees Class A	14,570
Distribution fees Class C	13,487
Distribution fees Class R	1,258
Administrative servicing fees Class A	2,914
Administrative servicing fees Class C	675
Administrative servicing fees Class R	436
Administrative servicing fees Institutional Service Class	14,275
Registration and filing fees	33,478
Professional fees	34,719
Printing fees	14,142
Trustee fees	5,769
Custodian fees	8,338
Accounting and transfer agent fees	28,262
Compliance program costs (Note 3)	786
Other	9,846

Total expenses before expenses reimbursed	1,062,369

Expenses reimbursed by adviser (Note 3)	(142,062)

Net Expenses	920,307

NET INVESTMENT INCOME	5,863,775

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	(735,999)
Expiration or closing of futures contracts (Note 2)	1,155,152

Net realized gains	419,153

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	(12,993,686)
Futures contracts (Note 2)	170,524

Net change in unrealized appreciation/depreciation	(12,823,162)

Net realized/unrealized losses	(12,404,009)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,540,234)

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	Nationwide Bond Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$5,863,775	$14,438,517
Net realized gains (losses)	419,153	(5,738,019)
Net change in unrealized appreciation/depreciation	(12,823,162)	(1,271,319)

Change in net assets resulting from operations	(6,540,234)	7,429,179

Distributions to Shareholders From:
Net investment income:
Class A	(158,966)	(280,642)
Class C	(26,499)	(50,296)
Class R	(5,778)	(8,684)
Class R6 (a)	(5,052,247)	(13,046,309)
Institutional Service Class	(704,760)	(1,312,233)
Net realized gains:
Class A	–	(46,029)
Class C	–	(12,591)
Class R	–	(1,402)
Class R6 (a)	–	(1,862,954)
Institutional Service Class	–	(197,402)

Change in net assets from shareholder distributions	(5,948,250)	(16,818,542)

Change in net assets from capital transactions	(1,406,271)	(149,826,884)

Change in net assets	(13,894,755)	(159,216,247)

Net Assets:
Beginning of period	406,955,981	566,172,228

End of period	$393,061,226	$406,955,981

Accumulated distributions in excess of net investment income at end of period	$(250,037)	$(165,562)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$821,653	$2,494,025
Dividends reinvested	148,401	304,035
Cost of shares redeemed	(1,358,380)	(3,744,847)

Total Class A Shares	(388,326)	(946,787)

Class C Shares
Proceeds from shares issued	35,056	116,362
Dividends reinvested	24,154	55,988
Cost of shares redeemed	(736,216)	(840,585)

Total Class C Shares	(677,006)	(668,235)

Class R Shares
Proceeds from shares issued	19,293	345,294
Dividends reinvested	1,197	1,354
Cost of shares redeemed	(405,913)	(10,874)

Total Class R Shares	(385,423)	335,774

15

Statements of Changes in Net Assets (Continued)

	Nationwide Bond Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	1,706,268	25,778,643
Dividends reinvested	5,052,233	14,909,263
Cost of shares redeemed	(5,683,403)	(186,470,753)

Total Class R6 Shares	1,075,098	(145,782,847)

Institutional Service Class Shares
Proceeds from shares issued	3,454,790	9,308,407
Dividends reinvested	637,393	1,356,549
Cost of shares redeemed	$(5,122,797)	$(13,429,745)

Total Institutional Service Class Shares	(1,030,614)	(2,764,789)

Change in net assets from capital transactions	$(1,406,271)	$(149,826,884)

SHARE TRANSACTIONS:
Class A Shares
Issued	85,444	258,262
Reinvested	15,557	31,565
Redeemed	(142,232)	(387,288)

Total Class A Shares	(41,231)	(97,461)

Class C Shares
Issued	3,617	12,011
Reinvested	2,527	5,812
Redeemed	(77,494)	(86,362)

Total Class C Shares	(71,350)	(68,539)

Class R Shares
Issued	2,014	35,541
Reinvested	124	140
Redeemed	(42,382)	(1,119)

Total Class R Shares	(40,244)	34,562

Class R6 Shares (a)
Issued	178,509	2,677,388
Reinvested	528,436	1,544,056
Redeemed	(592,936)	(19,175,425)

Total Class R6 Shares	114,009	(14,953,981)

Institutional Service Class Shares
Issued	362,072	964,766
Reinvested	66,709	140,657
Redeemed	(535,471)	(1,390,639)

Total Institutional Service Class Shares	(106,690)	(285,216)

Total change in shares	(145,506)	(15,370,635)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.70	0.13	(0.30)	(0.17)	(0.13)	–	(0.13)	$9.40	(1.77%	)	$11,253,612	0.74%	2.69%	0.81%	18.82%
Year Ended October 31, 2017	$9.87	0.22	(0.12)	0.10	(0.23)	(0.04)	(0.27)	$9.70	1.02%		$12,010,761	0.74%	2.32%	0.80%	61.91%
Year Ended October 31, 2016	$9.64	0.20	0.24	0.44	(0.21)	–	(0.21)	$9.87	4.59%		$13,183,195	0.74%	2.04%	0.82%	115.77%
Year Ended October 31, 2015	$9.94	0.23	(0.18)	0.05	(0.24)	(0.11)	(0.35)	$9.64	0.51%		$15,305,931	0.78%	2.41%	0.99%	75.71%
Year Ended October 31, 2014	$9.90	0.32	0.09	0.41	(0.33)	(0.04)	(0.37)	$9.94	4.21%		$18,390,299	0.85%	3.22%	1.21%	27.18%
Year Ended October 31, 2013	$10.30	0.29	(0.27)	0.02	(0.31)	(0.11)	(0.42)	$9.90	0.19%		$24,116,827	0.87%	2.92%	1.20%	24.18%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.71	0.09	(0.30)	(0.21)	(0.09)	–	(0.09)	$9.41	(2.14%	)	$2,191,005	1.49%	1.92%	1.56%	18.82%
Year Ended October 31, 2017	$9.88	0.15	(0.12)	0.03	(0.16)	(0.04)	(0.20)	$9.71	0.26%		$2,952,903	1.49%	1.56%	1.55%	61.91%
Year Ended October 31, 2016	$9.65	0.12	0.24	0.36	(0.13)	–	(0.13)	$9.88	3.80%		$3,682,079	1.49%	1.28%	1.58%	115.77%
Year Ended October 31, 2015	$9.95	0.16	(0.19)	(0.03)	(0.16)	(0.11)	(0.27)	$9.65	(0.25%	)	$3,366,151	1.54%	1.66%	1.76%	75.71%
Year Ended October 31, 2014	$9.91	0.24	0.09	0.33	(0.25)	(0.04)	(0.29)	$9.95	3.42%	(g)	$3,470,186	1.60%	2.46%	1.96%	27.18%
Year Ended October 31, 2013	$10.31	0.22	(0.27)	(0.05)	(0.24)	(0.11)	(0.35)	$9.91	(0.39%	)	$3,949,327	1.55%	2.23%	1.88%	24.18%

Class R Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$9.71	0.11	(0.30)	(0.19)	(0.11)	–	(0.11)	$9.41	(1.94%	)	$299,566	1.12%	2.26%	1.19%	18.82%
Year Ended October 31, 2017	$9.88	0.19	(0.13)	0.06	(0.19)	(0.04)	(0.23)	$9.71	0.62%		$699,767	1.14%	1.92%	1.20%	61.91%
Year Ended October 31, 2016	$9.65	0.16	0.24	0.40	(0.17)	–	(0.17)	$9.88	4.16%		$370,621	1.14%	1.64%	1.23%	115.77%
Year Ended October 31, 2015	$9.94	0.22	(0.20)	0.02	(0.20)	(0.11)	(0.31)	$9.65	0.22%		$438,245	1.20%	2.23%	1.46%	75.71%
Year Ended October 31, 2014	$9.91	0.29	0.08	0.37	(0.30)	(0.04)	(0.34)	$9.94	3.79%		$476,959	1.15%	2.91%	1.52%	27.18%
Year Ended October 31, 2013	$10.31	0.28	(0.28)	–	(0.29)	(0.11)	(0.40)	$9.91	0.11%		$348,615	1.05%	2.75%	1.39%	24.18%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$9.72	0.14	(0.30)	(0.16)	(0.14)	–	(0.14)	$9.42	(1.62%	)	$332,386,941	0.44%	2.98%	0.51%	18.82%
Year Ended October 31, 2017	$9.89	0.25	(0.12)	0.13	(0.26)	(0.04)	(0.30)	$9.72	1.32%		$341,836,155	0.44%	2.61%	0.50%	61.91%
Year Ended October 31, 2016	$9.66	0.23	0.24	0.47	(0.24)	–	(0.24)	$9.89	4.89%		$495,791,755	0.44%	2.32%	0.52%	115.77%
Year Ended October 31, 2015	$9.96	0.22	(0.14)	0.08	(0.27)	(0.11)	(0.38)	$9.66	0.82%		$334,795,513	0.44%	2.26%	0.54%	75.71%
Year Ended October 31, 2014	$9.92	0.35	0.09	0.44	(0.36)	(0.04)	(0.40)	$9.96	4.51%		$245,982	0.55%	3.47%	0.88%	27.18%
Period Ended October 31, 2013 (j)	$10.32	0.33	(0.32)	0.01	(0.30)	(0.11)	(0.41)	$9.92	0.16%		$30,198	0.61%	3.65%	1.00%	24.18%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from December 7, 2012 (commencement of operations) through October 31, 2013. Total return is calculated based on inception date of December 6, 2012 through October 31, 2013.

17

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bond Fund (Continued)

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)

Institutional Service Class Shares (k)
Six Months Ended April 30, 2018 (Unaudited)	$9.71	0.14	(0.30)	(0.16)	(0.14)	–	(0.14)	$9.41	(1.65%	)	$46,930,102	0.50%	2.92%	0.57%	18.82%
Year Ended October 31, 2017	$9.88	0.25	(0.13)	0.12	(0.25)	(0.04)	(0.29)	$9.71	1.26%		$49,456,395	0.50%	2.55%	0.56%	61.91%
Year Ended October 31, 2016	$9.65	0.22	0.24	0.46	(0.23)	–	(0.23)	$9.88	4.84%		$53,144,578	0.49%	2.28%	0.57%	115.77%
Year Ended October 31, 2015	$9.95	0.26	(0.18)	0.08	(0.27)	(0.11)	(0.38)	$9.65	0.79%		$50,016,098	0.50%	2.67%	0.71%	75.71%
Year Ended October 31, 2014	$9.92	0.34	0.08	0.42	(0.35)	(0.04)	(0.39)	$9.95	4.36%		$51,059,201	0.60%	3.46%	0.96%	27.18%
Year Ended October 31, 2013	$10.31	0.32	(0.27)	0.05	(0.33)	(0.11)	(0.44)	$9.92	0.56%		$52,898,095	0.59%	3.19%	0.93%	24.18%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(k)	Effective August 1, 2012, Class D Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

18

Fund Overview	Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

Asset Allocation†

Municipal Bonds	98.5%
Short-Term Investment	0.3%
Other assets in excess of liabilities	1.2%
100.0%

Top Industries††

Utility	23.7%
School District	18.9%
Tax-Revenue	11.5%
Education	11.5%
Transportation	10.0%
Various Purpose	6.7%
Health	6.2%
Building	4.3%
Certificates Of Participation	3.4%
Economic Development Revenue	1.2%
Other Industries	2.6%
100.0%

Top Holdings††

California Health Facilities Financing Authority, Refunding, RB, 5.00%, 11/15/2028	4.2%
Orange County, Sanitation District, Waste Water System Revenue, Refunding, RB, 5.00%, 2/1/2028	3.7%
Los Angeles, Harbor Department Revenue, RB, 5.00%, 8/1/2020	2.6%
California State, GO, 5.00%, 11/1/2024	2.5%
Long Beach, Harbor Revenue, Refunding, RB, 5.00%, 5/15/2024	2.3%
Successor Agency to the Commerce Community Development Commission Tax Allocation Refunding, AGM Insured, 5.00%, 8/1/2029	2.2%
Kern Country Water Agency, Improvement District No 4, Refunding, RB, AGM Insured, 5.00%, 5/1/2029	2.1%
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB, 5.25%, 5/15/2026	2.1%
State of California, GO, 5.00%, 11/1/2035	2.1%
Imperial, Irrigation District, Electric Revenue, Refunding, RB, 5.00%, 11/1/2026	2.0%
Other Holdings	74.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

19

Shareholder Expense Example	Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund) April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 – 4/30/18	Expense Ratio During Period (%) 11/1/17 – 4/30/18
Class A Shares	Actual	(a)	1,000.00	983.30	3.93	0.80
	Hypothetical	(a)(b)	1,000.00	1,020.83	4.01	0.80
Class C Shares	Actual	(a)	1,000.00	980.80	6.34	1.29
	Hypothetical	(a)(b)	1,000.00	1,018.40	6.46	1.29
Class R6 Shares	Actual	(a)	1,000.00	983.90	2.41	0.49
	Hypothetical	(a)(b)	1,000.00	1,022.36	2.46	0.49
Institutional Service Class Shares	Actual	(a)	1,000.00	984.50	2.80	0.57
	Hypothetical	(a)(b)	1,000.00	1,021.97	2.86	0.57

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

20

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

Municipal Bonds 98.5%

	Principal Amount	Value

California 92.8%
Alum Rock Union Elementary School District, Election 2012, GO, Series C, 5.00%, 8/1/2029	$595,000	$686,202
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 8/1/2025	345,000	379,158
Banning, Utility Authority Water Enterprise and Improvement Projects, Refunding, RB, AGM Insured, 5.00%, 11/1/2023	500,000	569,340
Burlingame Financing Authority, Storm Drainage, RB
5.00%, 7/1/2027	305,000	357,542
5.00%, 7/1/2028	400,000	466,032
California Educational Facilities Authority, Pepperdine University, Prerefunded, RB, 5.00%, 9/1/2024	270,000	302,125
California Educational Facilities Authority, Pepperdine University, Unrefunded Balance, RB, 5.00%, 9/1/2024	185,000	206,849
California Health Facilities Financing Authority, Refunding, RB, 5.00%, 11/15/2028	3,000,000	3,543,840
California Infrastructure & Economic Development Bank, Science Center Phase II Project, RB, Series A, 5.00%, 5/1/2031	910,000	1,046,354
California Municipal Finance Authority, Refunding, RB, Series A, 3.00%, 7/1/2028	1,205,000	1,178,044
California State, GO, 5.00%, 11/1/2024	2,000,000	2,145,960
California State, Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, RB, Series H, 5.00%, 12/1/2027	1,410,000	1,643,552
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB, Series G, 5.00%, 12/1/2021	1,000,000	1,104,610
California State, University, Systemwide, Refunding, RB
Series A, 5.00%, 11/1/2025	1,000,000	1,059,660
Series A, 5.00%, 11/1/2026	1,500,000	1,588,890
Cerritos, Community College District, Election 2004, Prerefunded Balance, GO, Series C, 5.25%, 8/1/2025	750,000	782,130
Chino Valley, Unified School District, Election 2002, Refunding, GO, Series A, 5.00%, 8/1/2023	975,000	1,089,289
City of Rohnert Park, Sewer Revenue, Refunding, RB, AGM Insured, 5.00%, 6/1/2029	260,000	303,987
City of Upland, San Antonio Regional Hospital, COP, 5.00%, 1/1/2034	400,000	444,656
Desert Sands, Unified School District, Election 2001, Prerefunded, GO, 5.25%, 8/1/2022	825,000	832,310
Downey California Public Financing Authority, Lease Revenue, RB, 5.00%, 12/1/2030	540,000	635,737

Municipal Bonds (continued)

	Principal Amount	Value

California (continued)
Dublin Unified School District, Election 2016, GO, Series B, 4.00%, 8/1/2043	$620,000	$645,277
Hawthorne city Subordinate Tax Allocation, Successor Agency to the Community Redevelopment Agency, Refunding, Tax Allocation, AGM Insured, 5.00%, 9/1/2029	500,000	573,135
Imperial, Irrigation District, Electric Revenue, Refunding, RB
Series C, 5.00%, 11/1/2026	2,600,000	2,799,628
Series C, 5.00%, 11/1/2027	700,000	823,361
Series C, 5.00%, 11/1/2028	580,000	678,559
Series C, 5.00%, 11/1/2032	500,000	576,005
Kern Country Water Agency, Improvement District No 4, Refunding, RB, AGM Insured, Series A, 5.00%, 5/1/2029	1,555,000	1,816,800
Kern, High School District, Refunding, GO, 5.00%, 8/1/2022	885,000	991,412
Lincoln, Unified School District, Election 2012, GO, Series C, 5.00%, 8/1/2024	250,000	289,220
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 5/15/2024	1,845,000	1,960,220
Long Beach, Unified School District, Election 2008, Prerefunded, GO, Series B, 5.25%, 8/1/2024	940,000	980,862
Long Beach, Unified School District, Election 2008, Unrefunded Balance, GO
Series B, 5.25%, 8/1/2024	60,000	62,585
Series A, 5.25%, 8/1/2025	100,000	104,309
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB, Series D, 5.00%, 5/15/2024	1,130,000	1,202,433
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB
Series A, 5.25%, 5/15/2022	500,000	517,730
Series A, 5.00%, 5/15/2023	1,000,000	1,062,650
Los Angeles, GO, Series A, 5.00%, 9/1/2024	975,000	1,071,077
Los Angeles, Harbor Department Revenue, RB
Series A, 5.00%, 8/1/2020	2,090,000	2,173,913
Series A, 5.25%, 8/1/2021	350,000	365,215
Los Angeles, Unified School District, Refunding, GO, Series B, 2.00%, 7/1/2029	1,500,000	1,327,950
Madera, Unified School District, Election 2006, GO, NATL Insured, 0.00%, 8/1/2028 (a)	1,500,000	1,065,045
Merced, Community College District, Refunding, GO, 5.00%, 8/1/2025	1,000,000	1,151,220
Milpitas Redevelopment Agency, Refunding, Tax Allocation, 5.00%, 9/1/2027	1,155,000	1,343,912

21

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund) (Continued)

Municipal Bonds (continued)

	Principal Amount	Value

California (continued)
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/1/2025	$1,500,000	$1,549,230
Modesto, Irrigation District, Electric Revenue, Refunding, RB, Series A, 5.00%, 7/1/2021	750,000	821,288
Montebello, Unified School District, Election 2016, GO, Series A, 4.00%, 8/1/2046	500,000	510,555
Mount Diablo, Unified School District, Refunding, GO, 5.00%, 8/1/2026	300,000	327,063
Northern California Transmission Agency, Refunding, RB, Series A, 5.00%, 5/1/2022	665,000	686,074
Ontario Montclair School District, Refunding, GO, AGM Insured, Series B, 4.00%, 8/1/2033	500,000	529,890
Orange County, Sanitation District, Waste Water System Revenue, Refunding, RB, Series A, 5.00%, 2/1/2028	2,600,000	3,134,976
Oxnard, School District, Election 2012, GO, AGM Insured, Series D, 5.25%, 8/1/2026	250,000	294,578
Palm Springs Financing Authority Lease, Refunding, RB, 5.00%, 11/1/2025	260,000	306,912
Peralta, Community College District, Refunding, GO, 5.00%, 8/1/2020	1,240,000	1,327,259
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 9/1/2024	1,000,000	1,152,460
Pioneers Memorial Healthcare District, RB, 5.00%, 10/1/2032	500,000	526,595
Rancho Cucamonga Redevelopment Agency Successor Agency, Refunding, Tax Allocation, NATL Insured, 4.00%, 9/1/2033	1,000,000	1,050,590
Redding, Electric System Revenue, Unrefunded, COP, AGM Insured, Series A, 5.00%, 6/1/2022	640,000	641,696
Sacramento Area Flood Control Agency, RB, Series A, 5.00%, 10/1/2026	500,000	596,400
Sacramento, Municipal Utility District Electric, RB, AGM Insured
Series U, 5.00%, 8/15/2023	1,690,000	1,706,343
Series U, 5.00%, 8/15/2024	595,000	600,710
San Diego, Community College District, Refunding, GO, 5.00%, 8/1/2024	1,000,000	1,119,380
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB, Series A, 5.25%, 5/15/2026	1,675,000	1,787,929
San Diego, Successor Agency to the Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 9/1/2029	500,000	574,925
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 5/1/2019	1,150,000	1,190,078

Municipal Bonds (continued)

	Principal Amount	Value

California (continued)
San Leandro, Unified School District, Refunding, GO, AGM Insured, Series B, 5.00%, 8/1/2024	$1,000,000	$1,151,850
San Mateo, Flood Control District, Refunding, RB, 5.00%, 8/1/2025	610,000	718,452
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 7/15/2024	1,000,000	1,055,840
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Unrefunded, RB, Series A, 5.00%, 7/1/2023	120,000	122,576
State of California, GO, 5.00%, 11/1/2035	1,500,000	1,749,030
State of California, GO, AGM Insured, 5.25%, 8/1/2032	455,000	560,778
Stockton California, Unified School District, Election 2012, GO, BAM Insured, Series B, 5.00%, 8/1/2026	810,000	937,040
Successor Agency to the Commerce Community Development Commission Tax Allocation Refunding, AGM Insured, Series A, 5.00%, 8/1/2029	1,625,000	1,881,392
Tracy Community Development Agency, Refunding, Tax Allocation, AGM Insured
5.00%, 8/1/2028	1,000,000	1,151,140
5.00%, 8/1/2029	1,000,000	1,145,470
Tracy Unified School District, Refunding, GO, 5.00%, 8/1/2026	1,490,000	1,715,318
Travis, Unified School District, COP, BAM Insured, Series B, 4.00%, 9/1/2028	200,000	218,028
Union City Community Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 10/1/2032	555,000	631,046
University of California, Limited Project Revenue, Refunding, RB, Series G, 5.00%, 5/15/2022	935,000	1,044,778
Upland, Unified School District, Refunding, GO, 5.00%, 8/1/2025	500,000	548,405
Vista, Unified School District, Refunding, GO, 5.00%, 8/1/2024	300,000	334,647

		79,349,506

Guam 1.7%
Guam Government Waterworks Authority, Waste Water System Revenue, Refunding, RB
5.00%, 7/1/2028	1,000,000	1,105,090
5.00%, 7/1/2029	315,000	346,809

		1,451,899

Puerto Rico 4.0%
Puerto Rico Commonwealth Highway and Transportation Authority, Unrefunded Balance, RB, AGM Insured, Series D, 5.00%, 7/1/2032	965,000	966,032
Puerto Rico Commonwealth Highway and Transportation Authority, Unrefunded Balance, RB, NATL Insured, Series J, 5.00%, 7/1/2029	1,240,000	1,212,968

22

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund) (Continued)

Municipal Bonds (continued)

	Principal Amount	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax, RB, AMBAC Insured, Series A, 0.00%, 7/1/2036 (a)	$1,185,000	$423,211
Puerto Rico Electric Power Authority, Refunding, RB, AGC Insured, Series UU, 5.00%, 7/1/2026	290,000	290,667
Puerto Rico Municipal Finance Agency, Refunding, RB, AGM Insured, Series A, 5.00%, 8/1/2030	540,000	540,799

		3,433,677

Total Municipal Bonds (cost $83,553,660)		84,235,082

Short-Term Investment 0.3%

	Shares

Money Market Fund 0.3%
Dreyfus AMT-Free Tax Exempt Cash Management - Institutional Shares, 1.45% (b)	314,772	314,772

Total Short-Term Investment (cost $314,772)		314,772

Total Investments (cost $83,868,432) (c) — 98.8%		84,549,854

Other assets in excess of liabilities — 1.2%		987,076

NET ASSETS — 100.0%		$85,536,930

(a)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

(b)	Represents 7-day effective yield as of April 30, 2018.

(c)	Assured Guaranty Municipal Corp. and National Public Finance Guarantee Corp. have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At April 30, 2018, the percentages attributed to Assured Guaranty Municipal Corp. and National Public Finance Guarantee Corp. were 17.52% and 5.34% respectively.

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

BAM	Build America Mutual
COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

NATL	National Public Finance Guarantee Corp.

RB	Revenue Bond

The accompanying notes are an integral part of these financial statements.

23

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide Highmark California Intermediate Tax Free Bond Fund)
Assets:
Investment securities, at value (cost $83,868,432)	$84,549,854
Interest and dividends receivable	1,231,257
Receivable for capital shares issued	3,788
Reimbursement from investment adviser (Note 3)	16,241
Prepaid expenses	13,156

Total Assets	85,814,296

Liabilities:
Distributions payable	60,910
Payable for capital shares redeemed	106,845
Accrued expenses and other payables:
Investment advisory fees	32,475
Fund administration fees	15,351
Distribution fees	16,373
Administrative servicing fees	10,542
Accounting and transfer agent fees	6,635
Trustee fees	229
Custodian fees	136
Compliance program costs (Note 3)	122
Professional fees	22,630
Printing fees	936
Other	4,182

Total Liabilities	277,366

Net Assets	$85,536,930

Represented by:
Capital	$84,406,702
Accumulated distributions in excess of net investment income	(5,761)
Accumulated net realized gains from investment securities	454,567
Net unrealized appreciation/(depreciation) in investment securities	681,422

Net Assets	$85,536,930

24

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide Highmark California Intermediate Tax Free Bond Fund)
Net Assets:
Class A Shares	$28,260,472
Class C Shares	16,660,333
Class R6 Shares	22,119,931
Institutional Service Class Shares	18,496,194

Total	$85,536,930

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,926,995
Class C Shares	1,732,134
Class R6 Shares	2,277,625
Institutional Service Class Shares	1,905,339

Total	8,842,093

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.66
Class C Shares (b)	$9.62
Class R6 Shares	$9.71
Institutional Service Class Shares	$9.71
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.88

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

25

Statement of Operations

For the Six Month Ended April 30, 2018 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide Highmark California Intermediate Tax Free Bond Fund)
INVESTMENT INCOME:
Interest income	$1,543,145
Dividend income	2,161

Total Income	1,545,306

EXPENSES:
Investment advisory fees	236,932
Fund administration fees	52,188
Distribution fees Class A	40,910
Distribution fees Class C	72,191
Administrative servicing fees Class A	9,818
Administrative servicing fees Class C	4,970
Administrative servicing fees Institutional Service Class	9,453
Registration and filing fees	8,895
Professional fees	23,638
Printing fees	8,150
Trustee fees	1,674
Custodian fees	2,280
Accounting and transfer agent fees	16,721
Compliance program costs (Note 3)	217
Other	4,572

Total expenses before earnings credit and expenses reimbursed	492,609

Earnings credit (Note 4)	(359)
Expenses reimbursed by adviser (Note 3)	(97,701)

Net Expenses	394,549

NET INVESTMENT INCOME	1,150,757

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities	443,036
Net change in unrealized appreciation/depreciation in the value of investment securities	(3,510,779)

Net realized/unrealized losses	(3,067,743)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,916,986)

The accompanying notes are an integral part of these financial statements.

26

Statements of Changes in Net Assets

	Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide Highmark California Intermediate Tax Free Bond Fund)
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$1,150,757	$3,137,635
Net realized gains	443,036	1,949,931
Net change in unrealized appreciation/depreciation	(3,510,779)	(4,195,760)

Change in net assets resulting from operations	(1,916,986)	891,806

Distributions to Shareholders From:
Net investment income:
Class A	(352,605)	(917,550)
Class C	(161,712)	(379,112)
Class R6 (a)	(374,784)	(1,045,535)
Institutional Service Class	(265,229)	(769,681)
Net realized gains:
Class A	(563,878)	(652,346)
Class C	(363,007)	(429,957)
Class R6 (a)	(654,263)	(804,855)
Institutional Service Class	(423,575)	(580,894)

Change in net assets from shareholder distributions	(3,159,053)	(5,579,930)

Change in net assets from capital transactions	(50,484,236)	(39,841,858)

Change in net assets	(55,560,275)	(44,529,982)

Net Assets:
Beginning of period	141,097,205	185,627,187

End of period	$85,536,930	$141,097,205

Accumulated distributions in excess of net investment income at end of period	$(5,761)	$(2,188)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$115,806	$20,572,186
Dividends reinvested	875,472	1,425,748
Cost of shares redeemed	(16,934,536)	(27,450,010)

Total Class A Shares	(15,943,258)	(5,452,076)

Class C Shares
Proceeds from shares issued	247,164	3,505,806
Dividends reinvested	487,500	752,481
Cost of shares redeemed	(7,558,661)	(11,669,065)

Total Class C Shares	(6,823,997)	(7,410,778)

Class R6 Shares (a)
Proceeds from shares issued	32	–
Dividends reinvested	452,532	569,422
Cost of shares redeemed	(14,677,460)	(18,802,419)

Total Class R6 Shares	(14,224,896)	(18,232,997)

27

Statements of Changes in Net Assets (Continued)

	Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide Highmark California Intermediate Tax Free Bond Fund)
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$1,277,308	$14,641,157
Dividends reinvested	604,031	1,098,938
Cost of shares redeemed	(15,373,424)	(24,486,102)

Total Institutional Service Class Shares	(13,492,085)	(8,746,007)

Change in net assets from capital transactions	$(50,484,236)	$(39,841,858)

SHARE TRANSACTIONS:
Class A Shares
Issued	11,624	2,061,244
Reinvested	89,048	143,045
Redeemed	(1,701,512)	(2,738,860)

Total Class A Shares	(1,600,840)	(534,571)

Class C Shares
Issued	24,819	350,921
Reinvested	49,768	76,027
Redeemed	(766,429)	(1,169,350)

Total Class C Shares	(691,842)	(742,402)

Class R6 Shares (a)
Issued	4	–
Reinvested	45,677	57,448
Redeemed	(1,492,916)	(1,866,867)

Total Class R6 Shares	(1,447,235)	(1,809,419)

Institutional Service Class Shares
Issued	129,263	1,452,730
Reinvested	61,118	109,764
Redeemed	(1,537,371)	(2,433,665)

Total Institutional Service Class Shares	(1,346,990)	(871,171)

Total change in shares	(5,086,907)	(3,957,563)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

28

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.11	0.11	(0.27)	(0.16)	(0.11)	(0.18)	(0.29)	$9.66	(1.67%	)	$28,260,472	0.80%	2.15%	0.99%	15.78%
Year Ended October 31, 2017	$10.35	0.19	(0.09)	0.10	(0.19)	(0.15)	(0.34)	$10.11	1.02%		$45,767,531	0.81%	1.89%	0.92%	12.78%
Year Ended October 31, 2016	$10.41	0.21	(0.03)	0.18	(0.21)	(0.03)	(0.24)	$10.35	1.72%		$52,419,338	0.80%	2.00%	0.91%	20.39%
Year Ended October 31, 2015	$10.54	0.23	(0.05)	0.18	(0.23)	(0.08)	(0.31)	$10.41	1.79%		$49,646,917	0.79%	2.25%	0.91%	7.78%
Period Ended October 31, 2014(h)	$10.47	0.06	0.07	0.13	(0.06)	–	(0.06)	$10.54	1.24%		$53,860,184	0.79%	2.27%	1.01%	1.45%
Year Ended July 31, 2014	$10.17	0.24	0.32	0.56	(0.24)	(0.02)	(0.26)	$10.47	5.54%		$57,843,395	0.79%	2.31%	0.98%	3.67%
Year Ended July 31, 2013	$10.54	0.23	(0.37)	(0.14)	(0.23)	–	(0.23)	$10.17	(1.38%	)	$76,478,399	0.79%	2.17%	1.25%	20.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.07	0.08	(0.27)	(0.19)	(0.08)	(0.18)	(0.26)	$9.62	(1.92%	)	$16,660,333	1.29%	1.68%	1.49%	15.78%
Year Ended October 31, 2017	$10.32	0.14	(0.10)	0.04	(0.14)	(0.15)	(0.29)	$10.07	0.45%		$24,409,708	1.29%	1.42%	1.41%	12.78%
Year Ended October 31, 2016	$10.37	0.16	(0.02)	0.14	(0.16)	(0.03)	(0.19)	$10.32	1.35%		$32,664,079	1.27%	1.54%	1.40%	20.39%
Year Ended October 31, 2015	$10.50	0.19	(0.05)	0.14	(0.19)	(0.08)	(0.27)	$10.37	1.34%		$31,063,103	1.24%	1.80%	1.41%	7.78%
Period Ended October 31, 2014(h)	$10.43	0.05	0.07	0.12	(0.05)	–	(0.05)	$10.50	1.14%		$30,078,664	1.24%	1.83%	1.51%	1.45%
Year Ended July 31, 2014	$10.14	0.19	0.31	0.50	(0.19)	(0.02)	(0.21)	$10.43	4.99%		$30,015,316	1.24%	1.87%	1.43%	3.67%
Year Ended July 31, 2013	$10.50	0.18	(0.36)	(0.18)	(0.18)	–	(0.18)	$10.14	(1.72%	)	$38,244,483	1.24%	1.72%	1.50%	20.00%

Class R6 Shares(i)
Six Months Ended April 30, 2018 (Unaudited)	$10.17	0.12	(0.28)	(0.16)	(0.12)	(0.18)	(0.30)	$9.71	(1.61%	)(j)	$22,119,931	0.49%	2.44%	0.67%	15.78%
Year Ended October 31, 2017	$10.41	0.22	(0.09)	0.13	(0.22)	(0.15)	(0.37)	$10.17	1.34%	(j)	$37,863,908	0.49%	2.19%	0.60%	12.78%
Year Ended October 31, 2016	$10.47	0.24	(0.03)	0.21	(0.24)	(0.03)	(0.27)	$10.41	2.02%		$57,618,477	0.49%	2.27%	0.59%	20.39%
Year Ended October 31, 2015	$10.60	0.27	(0.06)	0.21	(0.26)	(0.08)	(0.34)	$10.47	2.08%		$10,893	0.49%	2.53%	0.60%	7.78%
Period Ended October 31, 2014(h)	$10.53	0.07	0.07	0.14	(0.07)	–	(0.07)	$10.60	1.31%		$10,671	0.49%	2.56%	0.70%	1.45%
Period Ended July 31, 2014(k)	$10.24	0.23	0.31	0.54	(0.23)	(0.02)	(0.25)	$10.53	5.34%		$10,533	0.49%	2.58%	0.64%	3.67%

Institutional Service Class Shares(l)
Six Months Ended April 30, 2018 (Unaudited)	$10.16	0.12	(0.27)	(0.15)	(0.12)	(0.18)	(0.30)	$9.71	(1.55%	)	$18,496,194	0.58%	2.36%	0.76%	15.78%
Year Ended October 31, 2017	$10.41	0.21	(0.10)	0.11	(0.21)	(0.15)	(0.36)	$10.16	1.14%		$33,056,058	0.58%	2.10%	0.69%	12.78%
Year Ended October 31, 2016	$10.47	0.24	(0.04)	0.20	(0.23)	(0.03)	(0.26)	$10.41	1.94%		$42,925,293	0.56%	2.25%	0.66%	20.39%
Year Ended October 31, 2015	$10.60	0.26	(0.05)	0.21	(0.26)	(0.08)	(0.34)	$10.47	2.03%		$103,514,374	0.54%	2.48%	0.63%	7.78%
Period Ended October 31, 2014(h)	$10.53	0.07	0.07	0.14	(0.07)	–	(0.07)	$10.60	1.30%		$100,171,154	0.54%	2.50%	0.72%	1.45%
Year Ended July 31, 2014	$10.23	0.26	0.32	0.58	(0.26)	(0.02)	(0.28)	$10.53	5.77%		$100,434,193	0.54%	2.55%	0.71%	3.67%
Year Ended July 31, 2013	$10.60	0.26	(0.37)	(0.11)	(0.26)	–	(0.26)	$10.23	(1.12%	)	$115,914,205	0.54%	2.42%	1.00%	20.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(l)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

29

Fund Overview	Nationwide Core Plus Bond Fund

Asset Allocation†

Corporate Bonds	64.8%
Mortgage-Backed Securities	16.5%
U.S. Treasury Obligations	10.1%
Short-Term Investments	3.0%
Collateralized Mortgage Obligations	1.4%
Repurchase Agreement	0.9%
Preferred Stocks	0.9%
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Security	0.1%
Warrants††	0.0%
Other assets in excess of liabilities	1.6%
100.0%

Top Industries†††

Banks	8.3%
Oil, Gas & Consumable Fuels	7.5%
Insurance	5.1%
Capital Markets	4.2%
Technology Hardware, Storage & Peripherals	3.0%
Specialty Retail	2.1%
Chemicals	1.9%
Consumer Finance	1.7%
Aerospace & Defense	1.5%
Auto Components	1.5%
Other Industries*	63.2%
100.0%

Top Holdings†††

U.S. Treasury Notes, 2.00%, 8/31/2021	1.7%
Goldman Sachs Group, Inc. (The), 3.14%, 10/31/2022	1.6%
U.S. Treasury Notes, 2.00%, 12/31/2021	1.4%
U.S. Treasury Notes, 1.38%, 8/31/2020	1.4%
Mizuho Financial Group, Inc., 2.81%, 3/5/2023	1.4%
FHLMC, 3.50%, 4/1/2046	1.3%
U.S. Treasury Bills, 5/31/2018	1.3%
KeyBank NA, 1.70%, 6/1/2018	1.3%
JP Morgan Mortgage Trust, 3.00%, 10/26/2048	1.1%
FXI Holdings, Inc., 7.88%, 11/1/2024	1.0%
Other Holdings*	86.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

30

Shareholder Expense Example	Nationwide Core Plus Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Core Plus Bond Fund April 30, 2018			Beginning Account Value($) 11/1/17	Ending Account Value($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	984.70	4.28	0.87
	Hypothetical	(a)(b)	1,000.00	1,020.48	4.36	0.87
Class R6 Shares	Actual	(a)	1,000.00	985.60	2.41	0.49
	Hypothetical	(a)(b)	1,000.00	1,022.36	2.46	0.49
Institutional Service Class Shares	Actual	(a)	1,000.00	985.00	2.95	0.60
	Hypothetical	(a)(b)	1,000.00	1,021.82	3.01	0.60

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

31

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Asset-Backed Security 0.1%

	Principal Amount	Value

Airlines 0.1%
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	$1,000,000	$967,112

Total Asset-Backed Security (cost $986,987)		967,112

Collateralized Mortgage Obligations 1.4%
FHLMC REMICS
Series 4039, Class ME, 2.00%, 12/15/2040	926,141	895,304
Series 4026, Class WJ, 2.75%, 8/15/2041	2,841,667	2,781,342
JP Morgan Mortgage Trust, Series 2017-5, Class A1A, 3.00%, 10/26/2048 (a)(b)	13,623,018	13,522,760

Total Collateralized Mortgage Obligations (cost $17,430,224)		17,199,406

Commercial Mortgage-Backed Securities 0.7%
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.21%, 2/15/2051 (a)	50,590	51,880
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.72%, 12/15/2048	8,500,000	8,521,177

Total Commercial Mortgage-Backed Securities (cost $8,784,947)		8,573,057

Corporate Bonds 64.8%
Aerospace & Defense 1.5%
Bombardier, Inc., 7.75%, 3/15/2020 (b)	75,000	80,062
8.75%, 12/1/2021 (b)	120,000	133,540
DynCorp International, Inc., 10.38%, 11/30/2020 (c)	125,937	130,502
Rockwell Collins, Inc., 3.20%, 3/15/2024	5,000,000	4,803,541
4.35%, 4/15/2047	8,450,000	8,132,556
TransDigm, Inc., 6.50%, 7/15/2024	125,000	127,110
Triumph Group, Inc.,
5.25%, 6/1/2022	4,520,000	4,373,100

		17,780,411

Air Freight & Logistics 0.8%
FedEx Corp.,
4.05%, 2/15/2048	6,910,000	6,292,896
United Parcel Service of America, Inc.,
8.38%, 4/1/2020	2,500,000	2,755,181

		9,048,077

Corporate Bonds (continued)

	Principal Amount	Value

Airlines 0.1%
United Continental Holdings, Inc.,
4.25%, 10/1/2022	$1,000,000	$974,000

Auto Components 1.5%
Allison Transmission, Inc., 5.00%, 10/1/2024 (b)	65,000	63,843
American Axle & Manufacturing, Inc., 6.63%, 10/15/2022	2,513,000	2,597,814
Cooper Tire & Rubber Co., 8.00%, 12/15/2019	1,550,000	1,658,500
Dana Financing Luxembourg Sarl, 5.75%, 4/15/2025 (b)	70,000	71,050
Icahn Enterprises LP, 6.00%, 8/1/2020	4,830,000	4,932,637
6.25%, 2/1/2022	1,565,000	1,596,300
Lear Corp., 3.80%, 9/15/2027	7,063,000	6,725,009
Tenneco, Inc., 5.38%, 12/15/2024	75,000	73,688

		17,718,841

Banks 8.1%
Bank of America Corp., Series V, (ICE LIBOR USD 3 Month + 3.39%), 5.13%, 6/17/2019 (d)(e)	150,000	151,890
4.00%, 4/1/2024	5,405,000	5,474,674
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)(e)	4,869,000	4,572,286
Capital One NA, 2.65%, 8/8/2022	6,500,000	6,215,749
Citigroup, Inc., 5.38%, 8/9/2020	3,360,000	3,528,235
2.90%, 12/8/2021	2,675,000	2,623,265
2.75%, 4/25/2022	5,000,000	4,860,618
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (d)(e)	75,000	76,774
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (d)(e)	5,000,000	5,193,750
Citizens Financial Group, Inc., 4.30%, 12/3/2025	2,850,000	2,845,024
Huntington National Bank (The), 2.20%, 4/1/2019	9,995,000	9,953,301
JPMorgan Chase & Co.,
Series V, (ICE LIBOR USD 3 Month + 3.32%), 5.00%, 7/01/2019 (d)(e)	140,000	141,960
3.63%, 5/13/2024	4,250,000	4,219,573
KeyBank NA, 1.70%, 6/1/2018	14,865,000	14,856,527
Mizuho Financial Group, Inc., (ICE LIBOR USD 3 Month + 0.79%), 2.81%, 3/5/2023 (e)	16,250,000	16,310,879
National Westminster Bank plc, Series C, (ICE LIBID USD 3 Month + 0.25%), 2.25%, 5/28/2018 (d)(e)	130,000	116,285

32

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
Simmons First National Corp., (ICE LIBOR USD 3 Month + 2.15%), 5.00%, 4/1/2028 (e)	$6,500,000	$6,559,242
Standard Chartered plc, (ICE LIBOR USD 3 Month + 1.51%), 3.87%, 1/30/2027 (b)(d)(e)	100,000	94,250
Sumitomo Mitsui Financial Group, Inc., 3.10%, 1/17/2023	5,285,000	5,154,603
Wells Fargo & Co., Series K, (ICE LIBOR USD 3 Month + 3.77%), 5.89%, 6/15/2018 (d)(e)	5,430,000	5,491,088

		98,439,973

Beverages 0.3%
PepsiCo, Inc., 5.00%, 6/1/2018	3,500,000	3,508,009

Biotechnology 1.1%
Biogen, Inc., 5.20%, 9/15/2045	4,000,000	4,198,564
Gilead Sciences, Inc., 3.65%, 3/1/2026	9,185,000	9,084,087

		13,282,651

Building Products 0.1%
Builders FirstSource, Inc., 5.63%, 9/1/2024 (b)	131,000	130,345
Griffon Corp., 5.25%, 3/1/2022	1,000,000	999,700
Summit Materials LLC, 6.13%, 7/15/2023	60,000	61,332

		1,191,377

Capital Markets 4.2%
FMR LLC, 4.95%, 2/1/2033 (b)	3,400,000	3,724,155
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/2021	2,600,000	2,509,221
(ICE LIBOR USD 3 Month + 0.78%), 3.14%, 10/31/2022 (e)	19,000,000	19,071,339
(ICE LIBOR USD 3 Month + 1.00%), 3.36%, 7/24/2023 (e)	5,000,000	5,045,773
Morgan Stanley, Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019 (d)(e)	150,000	152,437
4.00%, 7/23/2025	8,330,000	8,305,134
7.25%, 4/1/2032	5,600,000	7,229,503
MSCI, Inc., 5.25%, 11/15/2024 (b)	4,000,000	4,080,000
5.75%, 8/15/2025 (b)	75,000	78,353
Trident Merger Sub, Inc., 6.63%, 11/1/2025 (b)	50,000	49,000

		50,244,915

Chemicals 1.9%
Blue Cube Spinco, Inc., 9.75%, 10/15/2023	2,765,000	3,179,750

Corporate Bonds (continued)

	Principal Amount	Value

Chemicals (continued)
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/2026 (b)	$6,365,000	$6,191,126
Cornerstone Chemical Co., 6.75%, 8/15/2024 (b)	1,000,000	990,000
FXI Holdings, Inc., 7.88%, 11/1/2024 (b)	12,500,000	12,343,750
Kraton Polymers LLC, 7.00%, 4/15/2025 (b)	70,000	72,275
NOVA Chemicals Corp., 5.25%, 6/1/2027 (b)	125,000	120,312
WR Grace & Co.-Conn., 5.63%, 10/1/2024 (b)	50,000	51,625

		22,948,838

Commercial Services & Supplies 1.4%
APX Group, Inc., 7.63%, 9/1/2023	130,000	121,875
Corporate Risk Holdings LLC, 9.50%, 7/1/2019 (b)	140,000	145,950
Garda World Security Corp., 8.75%, 5/15/2025 (b)	30,000	31,341
Harland Clarke Holdings Corp., 8.38%, 8/15/2022 (b)	150,000	153,375
LSC Communications, Inc., 8.75%, 10/15/2023 (b)	4,500,000	4,623,750
Pitney Bowes, Inc., 4.13%, 5/15/2022	7,000,000	6,588,750
Prime Security Services Borrower LLC, 9.25%, 5/15/2023 (b)	4,867,000	5,219,857

		16,884,898

Communications Equipment 0.2%
CommScope Technologies LLC, 6.00%, 6/15/2025 (b)	130,000	133,575
Motorola Solutions, Inc., 4.60%, 2/23/2028	2,000,000	1,983,983

		2,117,558

Construction & Engineering 0.3%
AECOM, 5.88%, 10/15/2024	65,000	67,688
5.13%, 3/15/2027	75,000	72,071
Fluor Corp., 3.38%, 9/15/2021	3,860,000	3,854,993
Michael Baker International LLC, 8.75%, 3/1/2023 (b)	85,000	80,325
Tutor Perini Corp., 6.88%, 5/1/2025 (b)	60,000	61,482

		4,136,559

Construction Materials 0.0%†
Cemex SAB de CV, (ICE LIBOR USD 3 Month + 4.75%), 7.10%, 10/15/2018 (b)(e)	200,000	201,820

Consumer Finance 1.7%
American Express Co., 3.00%, 10/30/2024	5,512,000	5,246,355

33

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Consumer Finance (continued)
Capital One Financial Corp., (ICE LIBOR USD 3 Month + 0.76%), 2.57%, 5/12/2020 (e)	$5,400,000	$5,426,827
3.45%, 4/30/2021	9,485,000	9,486,359
Credit Acceptance Corp., 7.38%, 3/15/2023	60,000	62,700
Enova International, Inc., 9.75%, 6/1/2021	49,000	51,940
8.50%, 9/1/2024 (b)	40,000	42,500
Navient Corp., 8.00%, 3/25/2020	65,000	69,225
Springleaf Finance Corp., 8.25%, 12/15/2020	190,000	209,528
TMX Finance LLC, 8.50%, 9/15/2018 (b)	140,000	133,308

		20,728,742

Containers & Packaging 0.4%
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/2022 (b)	75,000	76,031
Packaging Corp. of America, 2.45%, 12/15/2020	5,000,000	4,899,233

		4,975,264

Diversified Consumer Services 0.6%
Princeton University, 4.95%, 3/1/2019	6,892,000	7,032,366

Diversified Financial Services 1.3%
Block Financial LLC,
4.13%, 10/1/2020	2,385,000	2,415,528
5.25%, 10/1/2025	7,300,000	7,521,603
FBM Finance, Inc., 8.25%, 8/15/2021 (b)	100,000	105,250
Jefferies Finance LLC, 7.25%, 8/15/2024 (b)	3,950,000	3,915,437
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/2018	1,620,000	1,681,613
SquareTwo Financial Corp., 0.00%, 5/24/2019 (f)(g)	132,417	11,772
VFH Parent LLC, 6.75%, 6/15/2022 (b)	65,000	67,418

		15,718,621

Diversified Telecommunication Services 1.3%
Altice France SA, 7.38%, 5/1/2026 (b)	400,000	387,500
AT&T, Inc., 4.90%, 8/14/2037	1,435,000	1,453,042
CCO Holdings LLC, 5.88% 4/1/2024 (b)	200,000	202,780
5.75%, 2/15/2026 (b)	50,000	49,625
5.50%, 5/1/2026 (b)	220,000	214,214
5.13%, 5/1/2027 (b)	5,000	4,685
5.00%, 2/1/2028 (b)	75,000	69,253
CenturyLink, Inc., Series Y, 7.50%, 4/1/2024 (h)	1,460,000	1,489,200

Corporate Bonds (continued)

	Principal Amount	Value

Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 5.38%, 5/1/2025	$75,000	$73,853
5.25%, 3/15/2026	125,000	120,900
Sprint Capital Corp., 8.75%, 3/15/2032	50,000	57,281
Verizon Communications, Inc., (ICE LIBOR USD 3 Month + 0.55%), 2.45%, 5/22/2020 (e)	12,000,000	12,068,411

		16,190,744

Electrical Equipment 0.4%
Emerson Electric Co., 4.88%, 10/15/2019	4,933,000	5,074,819

Electronic Equipment, Instruments & Components 1.0%
CDW LLC, 5.50%, 12/1/2024	75,000	77,673
Corning, Inc., 7.25%, 8/15/2036	9,932,000	11,889,968

		11,967,641

Energy Equipment & Services 0.5%
Bristow Group, Inc., 6.25%, 10/15/2022	1,075,000	886,875
8.75%, 3/1/2023 (b)	3,500,000	3,613,750
Ensco plc, 7.75%, 2/1/2026	1,500,000	1,413,750
Transocean Phoenix 2 Ltd., 7.75%, 10/15/2024 (b)	51,000	54,631
Transocean, Inc., 9.00%, 7/15/2023 (b)	125,000	134,850
Weatherford International Ltd., 7.75%, 6/15/2021	75,000	73,875
9.88%, 2/15/2024	85,000	81,813

		6,259,544

Equity Real Estate Investment Trusts (REITs) 0.7%
Equinix, Inc., 5.38%, 4/1/2023	60,000	61,650
5.38%, 5/15/2027	85,000	86,488
Government Properties Income Trust, 4.00%, 7/15/2022	6,500,000	6,379,291
MGM Growth Properties Operating Partnership LP,
4.50%, 9/1/2026	70,000	65,800
Uniti Group LP, 8.25%, 10/15/2023	1,250,000	1,196,875
VEREIT Operating Partnership LP, 4.88%, 6/1/2026	30,000	29,794
Vornado Realty LP, 3.50%, 1/15/2025	1,000,000	949,546

		8,769,444

Food & Staples Retailing 1.3%
Sysco Corp., 3.55%, 3/15/2025	2,600,000	2,555,871

34

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Food & Staples Retailing (continued)
4.85%, 10/1/2045	$3,000,000	$3,098,392
4.45%, 3/15/2048	7,000,000	6,781,552
Walmart, Inc., 3.63%, 12/15/2047	3,500,000	3,286,284

		15,722,099

Food Products 0.0%†
Dean Foods Co., 6.50%, 3/15/2023 (b)	60,000	57,525
JBS USA LUX SA, 7.25%, 6/1/2021 (b)	225,000	226,687
Post Holdings, Inc., 5.50%, 3/1/2025 (b)	85,000	83,513

		367,725

Gas Utilities 0.0%†
AmeriGas Partners LP, 5.75%, 5/20/2027	75,000	72,187

Health Care Equipment & Supplies 0.0%†
DJO Finance LLC, 8.13%, 6/15/2021 (b)	65,000	65,081
Hill-Rom Holdings, Inc., 5.75%, 9/1/2023 (b)	75,000	77,438

		142,519

Health Care Providers & Services 1.4%
Anthem, Inc., 5.10%, 1/15/2044	4,680,000	4,866,275
Centene Corp., 4.75%, 1/15/2025	60,000	58,350
DaVita, Inc., 5.13%, 7/15/2024	60,000	58,125
5.00%, 5/1/2025	75,000	71,077
HCA, Inc., 7.50%, 2/15/2022	200,000	220,000
5.88%, 3/15/2022	2,500,000	2,634,375
5.00%, 3/15/2024	50,000	50,563
5.38%, 2/1/2025	115,000	114,425
5.25%, 6/15/2026	125,000	125,625
Laboratory Corp. of America Holdings, 3.60%, 9/1/2027	2,000,000	1,910,808
MEDNAX, Inc., 5.25%, 12/1/2023 (b)	4,191,000	4,159,568
Molina Healthcare, Inc., 4.88%, 6/15/2025 (b)	60,000	57,000
MPH Acquisition Holdings LLC, 7.13%, 6/1/2024 (b)	85,000	86,700
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023 (b)	2,000,000	2,099,400
WellCare Health Plans, Inc., 5.25%, 4/1/2025	60,000	60,306

		16,572,597

Hotels, Restaurants & Leisure 0.6%
1011778 BC ULC, 5.00%, 10/15/2025 (b)	80,000	76,975

Corporate Bonds (continued)

	Principal Amount	Value

Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, 5.25%, 10/15/2025 (b)	$75,000	$71,625
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024	65,000	62,462
Hilton Grand Vacations Borrower LLC, 6.13%, 12/1/2024	75,000	79,320
International Game Technology plc, 6.50%, 2/15/2025 (b)	200,000	213,250
Jack Ohio Finance LLC, 6.75%, 11/15/2021 (b)	80,000	82,600
Jacobs Entertainment, Inc., 7.88%, 2/1/2024 (b)	65,000	67,681
McDonald’s Corp., 4.60%, 5/26/2045	3,000,000	3,061,538
4.88%, 12/9/2045	2,000,000	2,117,605
MGM Resorts International, 6.00%, 3/15/2023	100,000	104,625
Nathan’s Famous, Inc., 6.63%, 11/1/2025 (b)	1,500,000	1,507,500
NCL Corp. Ltd., 4.75%, 12/15/2021 (b)	57,000	57,855
Penn National Gaming, Inc., 5.63%, 1/15/2027 (b)	60,000	57,450
Speedway Motorsports, Inc., 5.13%, 2/1/2023	65,000	64,513
Viking Cruises Ltd., 5.88%, 9/15/2027 (b)	75,000	72,375

		7,697,374

Household Durables 0.6%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	50,000	45,750
Lennar Corp., 5.25%, 6/1/2026 (b)	50,000	48,875
4.75%, 11/29/2027 (b)	60,000	56,550
M/I Homes, Inc., 5.63%, 8/1/2025	75,000	72,188
NVR, Inc., 3.95%, 9/15/2022	1,994,000	2,013,460
PulteGroup, Inc., 5.50%, 3/1/2026	4,260,000	4,329,012
Shea Homes LP, 5.88%, 4/1/2023 (b)	45,000	45,394
6.13%, 4/1/2025 (b)	10,000	10,062

		6,621,291

Household Products 0.3%
Central Garden & Pet Co.,
6.13%, 11/15/2023	3,694,000	3,850,995

Independent Power and Renewable Electricity Producers 0.1%
Calpine Corp., 5.38%, 1/15/2023	65,000	62,319
NRG Energy, Inc., 7.25%, 5/15/2026	125,000	133,299
Talen Energy Supply LLC, 10.50%, 1/15/2026 (b)	50,000	43,562

35

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Independent Power and Renewable Electricity Producers (continued)
Vistra Energy Corp., 7.38%, 11/1/2022	$140,000	$147,525
8.00%, 1/15/2025 (b)	125,000	135,469
8.13%, 1/30/2026 (b)	100,000	109,625

		631,799

Industrial Conglomerates 1.0%
General Electric Co.,
(ICE LIBOR USD 3 Month + 1.00%), 3.12%, 3/15/2023 (e)	12,000,000	12,116,876

Insurance 4.5%
Acrisure LLC, 7.00%, 11/15/2025 (b)	70,000	66,164
Alterra Finance LLC, 6.25%, 9/30/2020	5,000,000	5,310,961
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024 (h)	3,625,000	3,761,495
Brighthouse Financial, Inc., 3.70%, 6/22/2027 (b)	3,000,000	2,716,320
HUB International Ltd., 7.88%, 10/1/2021 (b)	120,000	125,064
Markel Corp., 3.63%, 3/30/2023	3,600,000	3,549,977
5.00%, 3/30/2043	1,480,000	1,535,850
4.30%, 11/1/2047	5,951,000	5,573,363
Navigators Group, Inc. (The), 5.75%, 10/15/2023	5,000,000	5,169,182
Progressive Corp. (The), 4.20%, 3/15/2048	3,000,000	2,991,811
Provident Cos., Inc., 7.00%, 7/15/2018	6,200,000	6,255,364
RenRe North America Holdings, Inc., 5.75%, 3/15/2020	2,350,000	2,430,461
Sompo International Holdings Ltd., 4.70%, 10/15/2022	4,052,000	4,143,602
Torchmark Corp., 9.25%, 6/15/2019	3,910,000	4,171,288
7.88%, 5/15/2023	2,975,000	3,453,634
Willis North America, Inc., 3.60%, 5/15/2024	3,000,000	2,909,068

		54,163,604

Internet & Direct Marketing Retail 0.7%
Amazon.com, Inc., 3.88%, 8/22/2037 (b)	4,000,000	3,964,798
Expedia Group, Inc., 4.50%, 8/15/2024	3,750,000	3,750,633
Netflix, Inc., 5.88%, 2/15/2025	70,000	71,904
4.38%, 11/15/2026	50,000	46,734

		7,834,069

Internet Software & Services 1.1%
eBay, Inc., 3.60%, 6/5/2027	12,425,000	11,784,415
Tencent Holdings Ltd., 3.60%, 1/19/2028 (b)	1,000,000	950,298
Zayo Group LLC, 5.75%, 1/15/2027 (b)	160,000	158,861

		12,893,574

Corporate Bonds (continued)

	Principal Amount	Value

IT Services 0.4%
Conduent Finance, Inc., 10.50%, 12/15/2024 (b)	$4,125,000	$4,875,750
First Data Corp., 7.00%, 12/1/2023 (b)	180,000	188,348

		5,064,098

Machinery 0.6%
BCD Acquisition, Inc., 9.63%, 9/15/2023 (b)	6,200,000	6,727,000
BlueLine Rental Finance Corp., 9.25%, 3/15/2024 (b)	60,000	63,807
Cloud Crane LLC, 10.13%, 8/1/2024 (b)	160,000	174,000
Meritor, Inc., 6.25%, 2/15/2024	120,000	123,373
SPX FLOW, Inc., 5.63%, 8/15/2024 (b)	125,000	126,563
Tennant Co., 5.63%, 5/1/2025	60,000	61,136
Terex Corp., 5.63%, 2/1/2025 (b)	85,000	84,575

		7,360,454

Media 0.6%
Altice Financing SA, 6.63%, 2/15/2023 (b)	200,000	200,000
Cablevision Systems Corp., 5.88%, 9/15/2022	75,000	73,875
CBS Radio, Inc., 7.25%, 11/1/2024 (b)	125,000	126,875
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/2022	75,000	76,500
Comcast Cable Holdings LLC, 9.88%, 6/15/2022	1,165,000	1,416,489
Omnicom Group, Inc., 3.60%, 4/15/2026	5,416,000	5,185,565
Sirius XM Radio, Inc., 5.38%, 4/15/2025 (b)	125,000	124,375
5.38%, 7/15/2026 (b)	75,000	73,687
5.00%, 8/1/2027 (b)	35,000	33,338
TEGNA, Inc., 6.38%, 10/15/2023	120,000	123,900
Unitymedia Hessen GmbH & Co. KG, 5.00%, 1/15/2025 (b)	200,000	204,500

		7,639,104

Metals & Mining 0.0%†
AK Steel Corp., 6.38%, 10/15/2025	50,000	46,844
Alcoa Nederland Holding BV, 6.75%, 9/30/2024 (b)	20,000	21,450
ArcelorMittal, 7.25%, 10/15/2039	100,000	118,500
Northwest Acquisitions ULC, 7.13%, 11/1/2022 (b)	35,000	35,641
Teck Resources Ltd., 6.25%, 7/15/2041	120,000	127,200

		349,635

36

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Multiline Retail 0.8%
Dillard’s, Inc., 7.13%, 8/1/2018	$1,775,000	$1,784,978
7.75%, 7/15/2026	1,845,000	2,059,931
Macy’s Retail Holdings, Inc., 6.38%, 3/15/2037	5,380,000	5,402,734

		9,247,643

Multi-Utilities 0.7%
Berkshire Hathaway Energy Co., 3.80%, 7/15/2048 (b)	5,000,000	4,672,785
Dominion Energy, Inc., Series B, 2.75%, 1/15/2022	4,200,000	4,064,852

		8,737,637

Oil, Gas & Consumable Fuels 7.4%
Blue Racer Midstream LLC, 6.13%, 11/15/2022 (b)	100,000	102,500
Boardwalk Pipelines LP, 4.95%, 12/15/2024	4,500,000	4,596,703
Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/2025	130,000	134,025
CITGO Petroleum Corp., 6.25%, 8/15/2022 (b)	4,000,000	4,000,000
Crestwood Midstream Partners LP, 5.75%, 4/1/2025	75,000	74,437
DCP Midstream Operating LP, 6.75%, 9/15/2037 (b)	25,000	27,094
Delek Logistics Partners LP, 6.75%, 5/15/2025 (b)	65,000	64,512
Energy Transfer Equity LP, 5.50%, 6/1/2027	70,000	70,000
Enterprise Products Operating LLC, 3.75%, 2/15/2025	6,250,000	6,196,559
Enviva Partners LP, 8.50%, 11/1/2021	10,650,000	11,209,125
EP Energy LLC, 8.00%, 11/29/2024 (b)	50,000	51,750
Exxon Mobil Corp., 2.22%, 3/1/2021	3,875,000	3,812,513
Genesis Energy LP, 5.63%, 6/15/2024	130,000	123,825
Hess Infrastructure Partners LP, 5.63%, 2/15/2026 (b)	60,000	60,600
HollyFrontier Corp., 5.88%, 4/1/2026	11,300,000	12,085,877
NGPL PipeCo LLC, 4.88%, 8/15/2027 (b)	70,000	67,987
ONEOK Partners LP, 6.85%, 10/15/2037	3,793,000	4,575,304
Parsley Energy LLC, 6.25%, 6/1/2024 (b)	2,525,000	2,638,625
5.38%, 1/15/2025 (b)	35,000	35,087
5.63%, 10/15/2027 (b)	35,000	35,438
PBF Holding Co. LLC, 7.00%, 11/15/2023	5,390,000	5,565,175
7.25%, 6/15/2025	3,000,000	3,112,500
PBF Logistics LP, 6.88%, 5/15/2023 (b)	35,000	35,350

Corporate Bonds (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66, 4.88%, 11/15/2044	$2,000,000	$2,088,834
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	1,587,000	1,712,948
SM Energy Co., 6.13%, 11/15/2022	75,000	75,750
Southwestern Energy Co., 6.45%, 1/23/2025	100,000	98,000
Summit Midstream Holdings LLC, 5.50%, 8/15/2022	80,000	77,600
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/2045	4,500,000	4,157,483
Tallgrass Energy Partners LP, 5.50%, 1/15/2028 (b)	65,000	64,838
Targa Resources Partners LP, 5.13%, 2/1/2025	90,000	87,300
5.00%, 1/15/2028 (b)	80,000	74,000
Tengizchevroil Finance Co. International Ltd., 4.00%, 8/15/2026 (b)	3,000,000	2,832,600
Texas Eastern Transmission LP, 4.15%, 1/15/2048 (b)	1,750,000	1,589,162
TransCanada PipeLines Ltd., 6.20%, 10/15/2037	8,735,000	10,575,089
Valero Energy Corp., 8.75%, 6/15/2030	2,500,000	3,348,785
7.50%, 4/15/2032	2,641,000	3,411,883
Whiting Petroleum Corp., 5.75%, 3/15/2021	80,000	81,900

		88,951,158

Paper & Forest Products 0.5%
Boise Cascade Co., 5.63%, 9/1/2024 (b)	75,000	75,937
Louisiana-Pacific Corp., 4.88%, 9/15/2024	6,200,000	6,153,500

		6,229,437

Pharmaceuticals 0.6%
Merck & Co., Inc., 3.88%, 1/15/2021	5,921,000	6,057,647
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/2022 (b)	60,000	62,250
5.88%, 5/15/2023 (b)	120,000	110,250
7.00%, 3/15/2024 (b)	125,000	131,875
5.50%, 11/1/2025 (b)	25,000	24,875
Wyeth LLC, 6.45%, 2/1/2024	1,000,000	1,153,152

		7,540,049

Professional Services 0.5%
Booz Allen Hamilton, Inc., 5.13%, 5/1/2025 (b)	65,000	64,187
FTI Consulting, Inc., 6.00%, 11/15/2022	5,350,000	5,517,402
Jaguar Holding Co. II, 6.38%, 8/1/2023 (b)	50,000	50,625

		5,632,214

37

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Real Estate Management & Development 0.7%
Crescent Communities LLC, 8.88%, 10/15/2021 (b)	$124,000	$130,200
Hunt Cos., Inc., 6.25%, 2/15/2026 (b)	7,000,000	6,685,000
WeWork Cos., Inc., 7.88%, 5/1/2025 (b)	2,000,000	1,942,500

		8,757,700

Road & Rail 1.1%
Avis Budget Car Rental LLC, 5.50%, 4/1/2023 (h)	2,350,000	2,326,500
Burlington Northern Santa Fe LLC, 4.90%, 4/1/2044	3,000,000	3,307,708
Park Aerospace Holdings Ltd., 4.50%, 3/15/2023 (b)	50,000	47,875
5.50%, 2/15/2024 (b)	75,000	72,844
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/2022 (b)	7,500,000	7,260,289

		13,015,216

Semiconductors & Semiconductor Equipment 1.0%
Broadcom Corp., 3.50%, 1/15/2028	8,000,000	7,354,626
KLA-Tencor Corp., 4.65%, 11/1/2024	3,655,000	3,777,738
Microsemi Corp., 9.13%, 4/15/2023 (b)	1,042,000	1,148,805
Qorvo, Inc., 6.75%, 12/1/2023	100,000	106,250

		12,387,419

Software 0.7%
Change Healthcare Holdings LLC, 5.75%, 3/1/2025 (b)	70,000	68,425
Microsoft Corp., 2.40%, 8/8/2026	9,080,000	8,357,866

		8,426,291

Specialty Retail 2.1%
Advance Auto Parts, Inc., 4.50%, 12/1/2023	4,085,000	4,182,757
Foot Locker, Inc., 8.50%, 1/15/2022	6,765,000	7,771,294
L Brands, Inc., 7.00%, 5/1/2020	2,000,000	2,120,000
6.95%, 3/1/2033	5,800,000	5,510,000
Party City Holdings, Inc., 6.13%, 8/15/2023 (b)	60,000	60,750
Rent-A-Center, Inc., 6.63%, 11/15/2020 (h)	6,015,000	5,744,325

		25,389,126

Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc., 2.85%, 5/11/2024	8,976,000	8,706,633
Dell International LLC, 7.13%, 6/15/2024 (b)	100,000	106,500
6.02%, 6/15/2026 (b)	75,000	79,541
8.10%, 7/15/2036 (b)	5,941,000	7,021,367

Corporate Bonds (continued)

	Principal Amount	Value

Technology Hardware, Storage & Peripherals (continued)
Diebold Nixdorf, Inc., 8.50%, 4/15/2024	$5,500,000	$5,706,250
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	8,500,000	8,731,106
NCR Corp., 6.38%, 12/15/2023	125,000	129,375
Seagate HDD Cayman, 4.25%, 3/1/2022	3,000,000	2,980,009
Xerox Corp., 3.63%, 3/15/2023	2,000,000	1,938,414

		35,399,195

Textiles, Apparel & Luxury Goods 1.0%
Michael Kors USA, Inc., 4.00%, 11/1/2024 (b)	7,000,000	6,867,717
Tapestry, Inc., 4.13%, 7/15/2027	5,820,000	5,621,555

		12,489,272

Thrifts & Mortgage Finance 0.0%†
Ladder Capital Finance Holdings LLLP, 5.25%, 10/1/2025 (b)	115,000	109,537
Provident Funding Associates LP, 6.38%, 6/15/2025 (b)	155,000	155,865
Quicken Loans, Inc., 5.75%, 5/1/2025 (b)	130,000	127,400

		392,802

Tobacco 0.9%
Altria Group, Inc., 4.50%, 5/2/2043	5,735,000	5,579,054
Vector Group Ltd., 6.13%, 2/1/2025 (b)	5,000,000	4,960,600

		10,539,654

Trading Companies & Distributors 1.1%
Air Lease Corp., 3.25%, 3/1/2025	7,200,000	6,754,520
Beacon Roofing Supply, Inc., 6.38%, 10/1/2023	60,000	62,850
4.88%, 11/1/2025 (b)	2,000,000	1,890,000
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 3/15/2022 (b)	4,000,000	4,060,000

		12,767,370

Wireless Telecommunication Services 0.2%
Hughes Satellite Systems Corp., 7.63%, 6/15/2021	2,050,000	2,198,625
Sprint Corp., 7.25%, 9/15/2021	75,000	79,594
7.88%, 9/15/2023	250,000	268,125
7.63%, 2/15/2025 (h)	125,000	131,562

		2,677,906

Total Corporate Bonds (cost $795,100,303)		782,875,201

38

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Mortgage-Backed Securities 16.5%

	Principal Amount	Value

FHLMC Gold Pool
Pool# J14732 4.00%, 3/1/2026	$40	$41
Pool# C91768 3.50%, 7/1/2034	6,867,579	6,935,212
Pool# G30692 3.50%, 8/1/2034	8,231,954	8,338,411
Pool# G30782 3.50%, 2/1/2035	2,576,567	2,601,951
Pool# C91846 3.00%, 9/1/2035	2,379,437	2,345,601
Pool# C91859 3.50%, 12/1/2035	2,566,570	2,591,840
Pool# C91868 3.50%, 4/1/2036	6,158,481	6,219,111
Pool# A95406 4.00%, 12/1/2040	1,239,553	1,274,086
Pool# Q06025 4.00%, 2/1/2042	1,711,840	1,759,530
Pool# Q10392 3.50%, 8/1/2042	3,700,802	3,705,244
Pool# G08541 3.50%, 8/1/2043	5,385,590	5,392,052
Pool# G08554 3.50%, 10/1/2043	3,094,320	3,098,034
Pool# G08588 4.00%, 5/1/2044	2,786,694	2,851,263
Pool# C09071 4.00%, 2/1/2045	5,148,546	5,268,008
Pool# G08702 3.50%, 4/1/2046	15,240,723	15,186,674
FNMA Pool
Pool# MA0848 3.50%, 9/1/2026	4,832,683	4,894,344
Pool# AL4235 3.50%, 1/1/2027	5,923,048	5,998,620
Pool# AL4180 3.50%, 9/1/2028	2,872,736	2,909,389
Pool# MA2124 3.00%, 12/1/2029	1,343,902	1,337,229
Pool# AL6591 3.00%, 9/1/2033	6,124,926	6,043,857
Pool# MA1608 3.50%, 10/1/2033	7,854,241	7,953,416
Pool# MA2610 3.00%, 5/1/2036	10,261,947	10,077,326
Pool# AE0311 3.50%, 8/1/2040	6,371,259	6,369,470
Pool# AE3328 4.00%, 10/1/2040	3,823,164	3,923,309
Pool# AB1845 4.00%, 11/1/2040	6,924,338	7,105,707
Pool# AH0315 4.00%, 12/1/2040	9,612,670	9,864,768
Pool# AJ9278 3.50%, 12/1/2041	6,891,061	6,893,034
Pool# AW8165 4.00%, 1/1/2042	5,153,637	5,288,525
Pool# AJ8414 4.00%, 2/1/2042	3,923,212	4,026,107

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FNMA Pool (continued)
Pool# AB4696 4.00%, 3/1/2042	$2,356,057	$2,417,851
Pool# AP8288 3.00%, 9/1/2042	6,117,776	5,959,062
Pool# AU2592 3.50%, 8/1/2043	3,695,281	3,692,149
Pool# BE4201 4.00%, 1/1/2045	9,840,894	10,051,793
Pool# AX4312 3.50%, 2/1/2045	3,685,568	3,668,959
Pool# AZ7353 3.50%, 11/1/2045	5,801,932	5,769,484
Pool# AS6408 3.50%, 1/1/2046	8,832,871	8,780,745
Pool# AS6654 3.50%, 2/1/2046	8,846,554	8,794,495

Total Mortgage-Backed Securities (cost $206,180,614)		199,386,697

U.S. Treasury Obligations 10.1%
U.S. Treasury Bonds 3.13%, 2/15/2042	3,000,000	3,030,351
3.00%, 2/15/2048	7,500,000	7,361,133
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2022 (i)	11,000,000	11,030,465
0.38%, 7/15/2027 (i)	5,000,000	4,935,111
U.S. Treasury Notes 1.63%, 3/15/2020	8,885,000	8,746,866
1.50%, 5/31/2020	3,965,000	3,882,912
1.38%, 8/31/2020	17,500,000	17,033,789
2.00%, 9/30/2020	6,220,000	6,137,148
2.00%, 8/31/2021	20,000,000	19,562,500
2.00%, 12/31/2021	17,540,000	17,106,296
2.00%, 10/31/2022	3,750,000	3,628,564
2.13%, 12/31/2022	5,125,000	4,979,658
1.75%, 5/15/2023	5,000,000	4,754,102
2.13%, 2/29/2024	8,670,000	8,334,715
2.75%, 2/15/2028	1,805,000	1,776,656

Total U.S. Treasury Obligations (cost $125,154,474)		122,300,266

Warrants 0.0%†

	Number of Warrants

Aerospace & Defense 0.0%†
Sabreliner Corp., expiring 06/08/2018* (f)(g)(j)	8,400	0

Total Warrants (cost $0)		0

39

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Preferred Stocks 0.9%

	Shares	Value

Consumer Finance 0.0%†
SquareTwo Financial Corp., 0.00%, * (f)(g)(j)(k)	355	$0

Insurance 0.5%
Allstate Corp. (The), 6.75%, 10/15/2018 (k)	94,250	2,411,858
Maiden Holdings North America Ltd., 7.75%, 12/01/2043 (k)	126,000	2,674,980
PartnerRe Ltd., 7.25%, 04/29/2021 (k)	31,383	865,543

		5,952,381

Mortgage Real Estate Investment Trusts (REITs) 0.4%
Two Harbors Investment Corp., (ICE LIBOR USD 3 Month + 5.35%), 7.63%, 07/27/2027(e)(k)	180,000	4,500,000

Thrifts & Mortgage Finance 0.0%†
FHLMC, (ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.38%, 12/31/2022 *(e)(k)	35,000	227,150

Total Preferred Stocks (cost $11,799,137)		10,679,531

Short-Term Investments 3.0%
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (l)(m)	826,070	826,070

	Principal Amount

U.S. Treasury Obligations 2.9%
U.S. Treasury Bills 1.55%, 5/3/2018	$10,000,000	9,999,133
1.60%, 5/10/2018	10,000,000	9,996,162
1.64%, 5/31/2018	15,000,000	14,979,281

		34,974,576

Total Short-Term Investments (cost $35,800,764)		35,800,646

Repurchase Agreement 0.9%
BNP Paribas Securities Corp. 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $11,476,057, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $11,705,028. (m)(n)	11,475,518	11,475,518

Total Repurchase Agreement (cost $11,475,518)		11,475,518

Total Investments (cost $1,212,712,968) — 98.4%		1,189,257,434

Other assets in excess of liabilities — 1.6%		19,504,025

NET ASSETS — 100.0%		$1,208,761,459

*	Denotes a non-income producing security.

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 6 for further information. The interest rate shown was the current rate as of April 30, 2018.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at April 30, 2018 was $156,370,155 which represents 12.94% of net assets.

(c)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the blend rate.

(d)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2018. The maturity date reflects the next call date.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2018.

(f)	Fair valued security.

(g)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).

(h)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $11,806,983, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $826,070 and $11,475,518, respectively, a total value of $12,301,588.

(i)	Principal amounts are not adjusted for inflation.

(j)	Value determined using significant unobservable inputs.

(k)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of April 30, 2018.

(l)	Represents 7-day effective yield as of April 30, 2018.

(m)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $12,301,588.

(n)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

†	Amount rounds to less than 0.1%.

40

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

FNMA	Federal National Mortgage Association

ICE	Intercontinental Exchange

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

41

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Core Plus Bond Fund
Assets:
Investment securities, at value* (cost $1,201,237,450)	$1,177,781,916
Repurchase agreement, at value (cost $11,475,518)	11,475,518
Interest receivable	10,642,266
Security lending income receivable	23,085
Receivable for investments sold	26,166,424
Receivable for capital shares issued	150,022
Reclaims receivable	488
Due from Custodian	2,000,000
Prepaid expenses	58,897

Total Assets	1,228,298,616

Liabilities:
Payable for investments purchased	4,449,523
Distributions payable	23,040
Payable for capital shares redeemed	653,721
Cash overdraft (Note 2)	1,551,463
Payable upon return of securities loaned (Note 2)	12,301,588
Accrued expenses and other payables:
Investment advisory fees	428,858
Fund administration fees	61,904
Distribution fees	4,682
Administrative servicing fees	12,117
Accounting and transfer agent fees	856
Trustee fees	1,811
Custodian fees	5,569
Compliance program costs (Note 3)	809
Professional fees	31,561
Printing fees	4,266
Other	5,389

Total Liabilities	19,537,157

Net Assets	$1,208,761,459

Represented by:
Capital	$1,246,199,489
Accumulated distributions in excess of net investment income	(418,922)
Accumulated net realized losses from investment securities and foreign currency transactions	(13,563,574)
Net unrealized appreciation/(depreciation) in investment securities	(23,455,534)

Net Assets	$1,208,761,459

42

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Core Plus Bond Fund
Net Assets:
Class A Shares	$22,283,124
Class R6 Shares	1,170,067,223
Institutional Service Class Shares	16,411,112

Total	$1,208,761,459

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,242,866
Class R6 Shares	117,700,850
Institutional Service Class Shares	1,650,237

Total	121,593,953

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.94
Class R6 Shares	$9.94
Institutional Service Class Shares	$9.94
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.38

Maximum Sales Charge:
Class A Shares	4.25%

*	Includes value of securities on loan of $11,806,983 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

43

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Core Plus Bond Fund
INVESTMENT INCOME:
Interest income	$21,375,534
Dividend income	401,508
Income from securities lending (Note 2)	134,837

Total Income	21,911,879

EXPENSES:
Investment advisory fees	2,612,571
Fund administration fees	207,363
Distribution fees Class A	25,157
Administrative servicing fees Class A	13,081
Administrative servicing fees Institutional Service Class	8,902
Registration and filing fees	31,767
Professional fees	48,688
Printing fees	7,806
Trustee fees	17,469
Custodian fees	22,369
Accounting and transfer agent fees	8,912
Compliance program costs (Note 3)	2,458
Other	13,434

Total Expenses	3,019,977

NET INVESTMENT INCOME	18,891,902

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	(6,098,418)
Foreign currency transactions (Note 2)	1

Net realized losses	(6,098,417)

Net change in unrealized appreciation/depreciation in the value of investment securities†	(30,665,962)

Net realized/unrealized losses	(36,764,379)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,872,477)

†	Includes unrealized appreciation of $392,182 from merger (Note 10).

The accompanying notes are an integral part of these financial statements.

44

Statements of Changes in Net Assets

	Nationwide Core Plus Bond Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$18,891,902	$33,613,423
Net realized losses	(6,098,417)	(4,698,781)
Net change in unrealized appreciation/depreciation	(30,665,962)	(2,305,371)

Change in net assets resulting from operations	(17,872,477)	26,609,271

Distributions to Shareholders From:
Net investment income:
Class A	(289,080)	(129,787)
Class R6 (a)	(19,031,967)	(35,493,669)
Institutional Service Class	(248,049)	(244,233)
Net realized gains:
Class A	(2,993)	(7,009)
Class R6 (a)	(145,627)	(1,577,257)
Institutional Service Class	(2,069)	(10,791)

Change in net assets from shareholder distributions	(19,719,785)	(37,462,746)

Change in net assets from capital transactions	35,321,547	174,761,026

Change in net assets	(2,270,715)	163,907,551

Net Assets:
Beginning of period	1,211,032,174	1,047,124,623

End of period	$1,208,761,459	$1,211,032,174

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(418,922)	$258,272

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,678,399	$1,808,848
Proceeds from shares issued from merger (Note 10)	20,590,932	–
Dividends reinvested	282,335	133,902
Cost of shares redeemed	(4,447,709)	(1,458,881)

Total Class A Shares	18,103,957	483,869

Class R6 Shares (a)
Proceeds from shares issued	35,331,952	204,798,881
Proceeds from shares issued from merger (Note 10)	3,865,760	–
Dividends reinvested	19,068,615	36,848,653
Cost of shares redeemed	(44,929,746)	(73,749,282)

Total Class R6 Shares	13,336,581	167,898,252

Institutional Service Class Shares
Proceeds from shares issued	7,474,256	9,765,389
Proceeds from shares issued from merger (Note 10)	536,380	–
Dividends reinvested	235,327	242,385
Cost of shares redeemed	(4,364,954)	(3,628,869)

Total Institutional Service Class Shares	3,881,009	6,378,905

Change in net assets from capital transactions	$35,321,547	$174,761,026

45

Statements of Changes in Net Assets (Continued)

	Nationwide Core Plus Bond Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS:
Class A Shares
Issued	165,489	177,096
Issued in merger (Note 10)	2,014,341	–
Reinvested	28,059	13,121
Redeemed	(440,128)	(142,957)

Total Class A Shares	1,767,761	47,260

Class R6 Shares (a)
Issued	3,495,243	20,053,938
Issued in merger (Note 10)	377,939	–
Reinvested	1,890,788	3,606,404
Redeemed	(4,460,465)	(7,208,315)

Total Class R6 Shares	1,303,505	16,452,027

Institutional Service Class Shares
Issued	735,309	954,222
Issued in merger (Note 10)	52,421	–
Reinvested	23,340	23,709
Redeemed	(430,701)	(356,344)

Total Institutional Service Class Shares	380,369	621,587

Total change in shares	3,451,635	17,120,874

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

46

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Core Plus Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.24	0.14	(0.30)	(0.16)	(0.14)	–	(0.14)	$9.94	(1.53%	)	$22,283,124	0.87%	2.75%	0.87%	45.87%
Year Ended October 31, 2017	$10.36	0.27	(0.08)	0.19	(0.29)	(0.02)	(0.31)	$10.24	1.80%		$4,867,137	0.86%	2.60%	0.86%	90.67%
Year Ended October 31, 2016	$10.19	0.27	0.20	0.47	(0.30)	–	(0.30)	$10.36	4.67%		$4,432,115	0.86%	2.60%	0.86%	91.19%
Year Ended October 31, 2015	$10.28	0.25	(0.05)	0.20	(0.28)	(0.01)	(0.29)	$10.19	1.95%		$2,686,422	0.81%	2.41%	0.81%	77.82%
Year Ended October 31, 2014	$10.22	0.25	0.09	0.34	(0.26)	(0.02)	(0.28)	$10.28	3.34%		$976,028	0.79%	2.40%	0.79%	67.11%
Period Ended October 31, 2013 (g)	$10.50	0.13	(0.27)	(0.14)	(0.14)	–	(0.14)	$10.22	(1.34%	)	$79,649	1.01%	2.49%	1.06%	49.95%

Class R6 Shares(h)
Six Months Ended April 30, 2018 (Unaudited)	$10.25	0.16	(0.31)	(0.15)	(0.16)	–	(0.16)	$9.94	(1.44%	)	$1,170,067,223	0.49%	3.12%	0.49%	45.87%
Year Ended October 31, 2017	$10.37	0.30	(0.08)	0.22	(0.32)	(0.02)	(0.34)	$10.25	2.18%		$1,193,143,756	0.49%	2.96%	0.49%	90.67%
Year Ended October 31, 2016	$10.20	0.30	0.21	0.51	(0.34)	–	(0.34)	$10.37	5.05%		$1,035,970,447	0.49%	2.96%	0.49%	91.19%
Year Ended October 31, 2015	$10.29	0.28	(0.05)	0.23	(0.31)	(0.01)	(0.32)	$10.20	2.27%		$983,126,370	0.49%	2.73%	0.49%	77.82%
Year Ended October 31, 2014	$10.22	0.28	0.10	0.38	(0.29)	(0.02)	(0.31)	$10.29	3.78%		$785,198,157	0.51%	2.69%	0.51%	67.11%
Year Ended October 31, 2013	$10.66	0.27	(0.17)	0.10	(0.31)	(0.23)	(0.54)	$10.22	0.95%		$282,088,539	0.69%	2.67%	0.81%	49.95%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.25	0.15	(0.30)	(0.15)	(0.16)	–	(0.16)	$9.94	(1.50%	)	$16,411,112	0.60%	3.00%	0.60%	45.87%
Year Ended October 31, 2017	$10.37	0.29	(0.08)	0.21	(0.31)	(0.02)	(0.33)	$10.25	2.07%		$13,021,281	0.59%	2.83%	0.59%	90.67%
Year Ended October 31, 2016	$10.20	0.29	0.21	0.50	(0.33)	–	(0.33)	$10.37	4.95%		$6,722,061	0.59%	2.85%	0.59%	91.19%
Year Ended October 31, 2015	$10.28	0.27	(0.03)	0.24	(0.31)	(0.01)	(0.32)	$10.20	2.32%		$1,457,231	0.55%	2.67%	0.55%	77.82%
Year Ended October 31, 2014	$10.22	0.28	0.09	0.37	(0.29)	(0.02)	(0.31)	$10.28	3.67%		$192,588	0.52%	2.70%	0.52%	67.11%
Period Ended October 31, 2013 (g)	$10.50	0.15	(0.28)	(0.13)	(0.15)	–	(0.15)	$10.22	(1.18%	)	$62,188	0.70%	2.81%	0.72%	49.95%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from April 25, 2013 (commencement of operations) through October 31, 2013. Total return is calculated based on inception date of April 24, 2013 through October 31, 2013.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

47

Fund Overview	Nationwide Government Money Market Fund

Asset Allocation†

U.S. Government Agency Securities	50.4%
Repurchase Agreements	46.8%
U.S. Treasury Obligations	2.5%
Investment Companies	0.4%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

FHLB Discount Notes, 1.70%, 5/16/2018	3.2%
FHLB Discount Notes, 1.92%, 9/26/2018	1.6%
FHLB Discount Notes, 1.72%, 5/29/2018	1.5%
FHLB Discount Notes, 1.75%, 6/22/2018	1.2%
FHLB, 1.75%, 7/19/2018	1.1%
FHLB, 0.88%, 6/29/2018	1.1%
FHLB, 1.82%, 3/19/2019	1.0%
FHLB, 1.13%, 9/14/2018	1.0%
Tennessee Valley Authority, 1.75%, 10/15/2018	1.0%
FFCB, 1.96%, 9/21/2018	1.0%
Other Holdings*	86.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top holdings, the repurchase agreements are included as part of Other.

48

Shareholder Expense Example	Nationwide Government Money Market Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Government Money Market Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class R6 Shares	Actual	(a)	1,000.00	1,004.60	2.34	0.47
	Hypothetical	(a)(b)	1,000.00	1,022.46	2.36	0.47
Investor Shares	Actual	(a)	1,000.00	1,004.10	2.88	0.58
	Hypothetical	(a)(b)	1,000.00	1,021.92	2.91	0.58
Service Class Shares	Actual	(a)	1,000.00	1,003.20	3.73	0.75
	Hypothetical	(a)(b)	1,000.00	1,021.08	3.76	0.75

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

49

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Government Money Market Fund

U.S. Government Agency Securities 50.4%

	Principal Amount	Value

FFCB
1.00%, 7/18/2018	$1,000,000	$999,323
1.25%, 8/10/2018	570,000	569,977
1.95%, 8/28/2018	500,000	501,122
(ICE LIBOR USD 1 Month + 0.02%), 1.92%, 9/14/2018 (a)	5,000,000	4,999,813
(ICE LIBOR USD 1 Month + 0.06%), 1.96%, 9/21/2018 (a)	5,500,000	5,500,000
(ICE LIBOR USD 1 Month + 0.10%), 1.98%, 10/3/2018 (a)	900,000	900,097
(ICE LIBOR USD 1 Month + 0.07%), 1.96%, 10/22/2018 (a)	500,000	500,350
(ICE LIBOR USD 1 Month - 0.14%), 1.76%, 10/25/2018 (a)	3,000,000	3,000,000
(ICE LIBOR USD 1 Month - 0.05%), 1.85%, 2/21/2019 (a)	600,000	599,991
(ICE LIBOR USD 1 Month + 0.15%), 2.04%, 3/1/2019 (a)	1,500,000	1,502,427
(ICE LIBOR USD 1 Month - 0.04%), 1.86%, 3/13/2019 (a)	2,000,000	1,999,965
(ICE LIBOR USD 1 Month - 0.04%), 1.85%, 3/15/2019 (a)	750,000	749,991
(ICE LIBOR USD 1 Month - 0.09%), 1.80%, 5/1/2019 (a)	3,250,000	3,249,902
(ICE LIBOR USD 1 Month - 0.09%), 1.81%, 5/15/2019 (a)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.03%), 1.87%, 6/24/2019 (a)	2,400,000	2,399,931
(ICE LIBOR USD 1 Month - 0.07%), 1.84%, 7/29/2019 (a)	2,000,000	2,000,000
(ICE LIBOR USD 1 Month - 0.08%), 1.82%, 9/26/2019 (a)	2,750,000	2,750,000
(ICE LIBOR USD 1 Month - 0.08%), 1.82%, 11/13/2019 (a)	1,250,000	1,249,904
(ICE LIBOR USD 1 Month - 0.06%), 1.82%, 12/4/2019 (a)	2,000,000	1,999,917
(ICE LIBOR USD 1 Month - 0.08%), 1.82%, 1/27/2020 (a)	1,500,000	1,499,896
(ICE LIBOR USD 1 Month - 0.03%), 1.87%, 4/9/2020 (a)	500,000	500,000
FHLB
(ICE LIBOR USD 3 Month - 0.25%), 1.55%, 5/8/2018 (a)	3,000,000	3,000,000
(ICE LIBOR USD 3 Month - 0.13%), 1.67%, 5/8/2018 (a)	2,000,000	1,999,998
(ICE LIBOR USD 1 Month - 0.14%), 1.75%, 5/18/2018 (a)	3,500,000	3,500,000
1.25%, 6/8/2018	1,500,000	1,499,954
2.75%, 6/8/2018	3,000,000	3,004,619
1.00%, 6/19/2018	600,000	599,791
1.25%, 6/19/2018	625,000	624,988
0.88%, 6/29/2018	6,000,000	5,996,108
0.84%, 7/12/2018	2,700,000	2,697,584
(ICE LIBOR USD 1 Month - 0.15%), 1.75%, 7/16/2018 (a)	4,700,000	4,700,000
(ICE LIBOR USD 1 Month - 0.15%), 1.75%, 7/19/2018 (a)	6,000,000	6,000,000
(ICE LIBOR USD 1 Month - 0.08%), 1.82%, 7/20/2018 (a)	2,000,000	2,000,136
1.25%, 7/27/2018	1,250,000	1,249,938

U.S. Government Agency Securities (continued)

	Principal Amount	Value

FHLB (continued)
(ICE LIBOR USD 1 Month - 0.16%), 1.74%, 8/8/2018 (a)	$2,750,000	$2,750,000
(ICE LIBOR USD 1 Month - 0.13%), 1.77%, 8/20/2018 (a)	5,000,000	5,000,000
(ICE LIBOR USD 1 Month - 0.13%), 1.77%, 8/21/2018 (a)	4,200,000	4,200,000
1.25%, 9/5/2018	1,800,000	1,799,917
1.13%, 9/14/2018	5,575,000	5,558,747
1.25%, 9/17/2018	2,000,000	1,999,710
(ICE LIBOR USD 1 Month - 0.16%), 1.74%, 9/17/2018 (a)	5,000,000	5,000,000
(ICE LIBOR USD 3 Month - 0.25%), 2.05%, 9/28/2018 (a)	3,000,000	3,000,000
(ICE LIBOR USD 1 Month - 0.14%), 1.76%, 10/16/2018 (a)	5,400,000	5,400,000
(ICE LIBOR USD 1 Month - 0.15%), 1.75%, 10/23/2018 (a)	3,000,000	3,000,000
(ICE LIBOR USD 1 Month - 0.09%), 1.81%, 11/9/2018 (a)	2,000,000	2,000,000
(ICE LIBOR USD 1 Month - 0.04%), 1.86%, 1/23/2019 (a)	500,000	500,071
(ICE LIBOR USD 1 Month - 0.05%), 1.85%, 1/25/2019 (a)	2,400,000	2,400,000
(ICE LIBOR USD 1 Month - 0.05%), 1.84%, 2/1/2019 (a)	1,500,000	1,499,962
(ICE LIBOR USD 1 Month - 0.05%), 1.85%, 2/7/2019 (a)	350,000	350,000
(ICE LIBOR USD 1 Month - 0.05%), 1.85%, 3/6/2019 (a)	4,000,000	3,999,723
(ICE LIBOR USD 1 Month - 0.08%), 1.82%, 3/19/2019 (a)	5,750,000	5,750,000
(ICE LIBOR USD 3 Month - 0.34%), 1.99%, 4/9/2019 (a)	3,000,000	3,000,000
(ICE LIBOR USD 3 Month - 0.21%), 2.12%, 4/9/2019 (a)	5,000,000	5,000,000
(ICE LIBOR USD 3 Month - 0.19%), 1.63%, 5/10/2019 (a)	750,000	750,000
(ICE LIBOR USD 3 Month - 0.16%), 1.78%, 5/24/2019 (a)	3,500,000	3,500,527
(ICE LIBOR USD 3 Month - 0.16%), 1.82%, 5/28/2019 (a)	2,000,000	1,999,552
(ICE LIBOR USD 3 Month - 0.16%), 1.82%, 5/28/2019 (a)	1,250,000	1,249,578
(ICE LIBOR USD 1 Month - 0.06%), 1.84%, 9/11/2019 (a)	1,950,000	1,950,000
(ICE LIBOR USD 1 Month - 0.06%), 1.83%, 9/18/2019 (a)	3,500,000	3,500,000
(ICE LIBOR USD 1 Month - 0.07%), 1.82%, 10/18/2019 (a)	1,300,000	1,300,000
(ICE LIBOR USD 1 Month - 0.05%), 1.83%, 12/4/2019 (a)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.05%), 1.83%, 12/5/2019 (a)	2,000,000	2,000,000
(ICE LIBOR USD 3 Month - 0.14%), 2.04%, 12/19/2019 (a)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month -0.06%), 1.84%, 12/20/2019 (a)	1,500,000	1,500,000
(ICE LIBOR USD 3 Month - 0.14%), 2.15%, 12/26/2019 (a)	850,000	850,662
(ICE LIBOR USD 3 Month - 0.15%), 2.21%, 1/22/2020 (a)	1,250,000	1,250,000

50

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Government Money Market Fund (Continued)

U.S. Government Agency Securities (continued)

	Principal Amount	Value

FHLB Discount Notes
1.70%, 5/16/2018	$18,000,000	$17,987,250
1.68%, 5/22/2018	1,750,000	1,748,285
1.72%, 5/29/2018	8,500,000	8,488,629
1.75%, 6/22/2018	7,000,000	6,982,376
1.73%, 7/6/2018	3,000,000	2,990,529
1.87%, 7/25/2018	5,000,000	4,978,065
1.79%, 8/15/2018	1,000,000	994,762
1.82%, 8/17/2018	1,000,000	994,558
1.85%, 8/22/2018	5,000,000	4,971,216
1.86%, 8/24/2018	4,500,000	4,473,493
1.85%, 8/31/2018	2,000,000	1,987,536
1.27%, 9/13/2018	3,000,000	2,985,825
1.98%, 9/24/2018	4,500,000	4,464,230
1.92%, 9/26/2018	9,000,000	8,929,404
1.92%, 10/3/2018	5,000,000	4,959,054
1.91%, 10/10/2018	4,000,000	3,965,890
1.83%, 1/2/2019	2,500,000	2,469,250
FHLMC
1.00%, 5/25/2018	1,000,000	999,698
1.06%, 6/22/2018	2,600,000	2,599,130
(ICE LIBOR USD 3 Month - 0.25%), 2.11%, 7/25/2018 (a)	2,800,000	2,800,000
1.05%, 7/27/2018	1,000,000	999,130
1.10%, 9/13/2018	3,000,000	2,996,138
1.15%, 9/14/2018	1,500,000	1,498,928
0.88%, 10/12/2018	2,600,000	2,595,227
1.25%, 12/14/2018	1,000,000	997,137
(ICE LIBOR USD 1 Month - 0.12%), 1.77%, 5/1/2019 (a)	5,000,000	5,000,000
FNMA
0.88%, 5/21/2018	5,000,000	4,998,935
1.00%, 5/21/2018	2,000,000	1,999,431
1.13%, 7/20/2018	1,906,000	1,905,287
1.00%, 7/25/2018	650,000	649,609
1.13%, 12/14/2018	800,000	796,540
Tennessee Valley Authority, 1.75%, 10/15/2018	5,500,000	5,509,617

Total U.S. Government Agency Securities (cost $281,619,330)		281,619,330

U.S. Treasury Obligations 2.5%
U.S. Treasury Bills
1.84%, 8/30/2018	5,000,000	4,969,246
1.91%, 9/13/2018	4,000,000	3,971,575
1.92%, 10/4/2018	3,600,000	3,570,360
U.S. Treasury Notes, 1.00%, 8/15/2018	1,600,000	1,598,609

Total U.S. Treasury Obligations (cost $14,109,790)		14,109,790

Investment Companies 0.4%

	Shares	Value

Asset Management 0.4%
Federated Government Obligations Fund, Premier Shares, 1.61% (b)	1,000,000	$1,000,000
Federated Treasury Obligations Fund, Institutional Shares, 1.57% (b)	1,000,000	1,000,000

Total Investment Companies (cost $2,000,000)		2,000,000

Repurchase Agreements 46.8%

	Principal Amount

ABN Amro Bank NV, 1.74%, dated 4/30/2018, due 5/1/2018, repurchase price $50,002,417, collateralized by U.S. Government Agency and Treasury Securities, ranging from 2.45% - 4.00%, maturing 9/1/2024 - 11/20/2045; total market value $51,204,378. (c)	50,000,000	50,000,000
BNP Paribas SA, 1.74%, dated 4/4/2018, due 6/29/2018, repurchase price $10,041,567, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.63%, maturing 11/15/2020 - 1/15/2025; total market value $10,242,415. (c)	10,000,000	10,000,000
BNP Paribas SA, 1.74%, dated 1/25/2018, due 8/3/2018, repurchase price $10,091,833, collateralized by U.S. Government Treasury Securities, ranging from 1.13% - 3.63%, maturing 7/31/2019 - 11/15/2044; total market value $10,273,589. (c)(d)(e)	10,000,000	10,000,000
BNP Paribas SA, 1.73%, dated 11/14/2017, due 9/4/2018, repurchase price $10,141,283, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 9/13/2018 - 1/15/2022; total market value $10,258,156. (c)(d)(e)	10,000,000	10,000,000
ING Financial Markets LLC, 1.74%, dated 4/30/2018, due 5/1/2018, repurchase price $56,352,724, collateralized by U.S. Government Agency Securities, ranging from 2.00% - 8.00%, maturing 7/1/2021 - 5/1/2048; total market value $57,479,778. (c)	56,350,000	56,350,000
Natixis Financial Products LLC, 1.73%, dated 4/30/2018, due 5/1/2018, repurchase price $25,001,201, collateralized by U.S. Government Agency and Treasury Securities, ranging from 2.00% - 8.75%, maturing 5/15/2020 - 1/1/2048; total market value $25,518,647. (c)	25,000,000	25,000,000

51

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Government Money Market Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Value

Natixis Financial Products LLC, 1.68%, dated 4/2/2018, due 5/2/2018, repurchase price $50,070,000, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.75%, maturing 10/18/2018 - 8/15/2042; total market value $51,071,402. (c)	$50,000,000	$50,000,000
Wells Fargo Securities LLC, 1.74%, dated 4/30/2018, due 5/1/2018, repurchase price $50,002,417, collateralized by U.S. Government Agency Securities, ranging from 2.00% - 6.00%, maturing 4/25/2026 - 12/25/2049; total market value $51,430,101. (c)	50,000,000	50,000,000

Total Repurchase Agreements (cost $261,350,000)		261,350,000

Total Investments (cost $559,079,120) — 100.1%		559,079,120

Liabilities in excess of other assets — (0.1)%		(618,464)

NET ASSETS — 100.0%		$558,460,656

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2018.

(b)	Represents 7-day effective yield as of April 30, 2018.

(c)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

(d)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2018. The maturity date represents the actual maturity date.

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

ICE	Intercontinental Exchange

LIBOR	London Interbank Offered Rate

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

52

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Government Money Market Fund
Assets:
Investment securities, at value (cost $297,729,120)	$297,729,120
Repurchase agreements, at value (cost $261,350,000)	261,350,000
Cash	89,863
Interest and dividends receivable	416,515
Receivable for capital shares issued	623,888
Reimbursement from investment adviser (Note 3)	34
Prepaid expenses	29,224

Total Assets	560,238,644

Liabilities:
Distributions payable	2,107
Payable for capital shares redeemed	1,302,875
Accrued expenses and other payables:
Investment advisory fees	138,524
Fund administration fees	25,592
Distribution fees	243
Administrative servicing fees	167,333
Accounting and transfer agent fees	53,435
Trustee fees	1,041
Custodian fees	8,132
Compliance program costs (Note 3)	451
Professional fees	23,890
Printing fees	44,693
Other	9,672

Total Liabilities	1,777,988

Net Assets	$558,460,656

Represented by:
Capital	$558,466,360
Accumulated net realized losses from investment securities	(5,704)

Net Assets	$558,460,656

53

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Government Money Market Fund
Net Assets:
Class R6 Shares	$238,711,679
Investor Shares	317,782,640
Service Class Shares	1,966,337

Total	$558,460,656

Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares	238,715,078
Investor Shares	317,785,572
Service Class Shares	1,966,361

Total	558,467,011

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares	$1.00
Investor Shares	$1.00
Service Class Shares	$1.00
The accompanying notes are an integral part of these financial statements.

54

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Government Money Market Fund
INVESTMENT INCOME:
Interest income	$4,012,623
Dividend income	12,168

Total Income	4,024,791

EXPENSES:
Investment advisory fees	866,918
Fund administration fees	105,077
Distribution fees Service Class	1,503
Administrative servicing fees Investor	175,258
Administrative servicing fees Service Class	1,502
Registration and filing fees	25,360
Professional fees	29,772
Printing fees	54,777
Trustee fees	8,575
Custodian fees	7,643
Accounting and transfer agent fees	238,483
Compliance program costs (Note 3)	1,185
Other	10,370

Total expenses before earnings credit and expenses reimbursed	1,526,423

Earnings credit (Note 4)	(727)
Expenses reimbursed by adviser (Note 3)	(159)

Net Expenses	1,525,537

NET INVESTMENT INCOME	2,499,254

REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from transactions in investment securities	21

Net realized/unrealized gains	21

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,499,275

The accompanying notes are an integral part of these financial statements.

55

Statements of Changes in Net Assets

	Nationwide Government Money Market Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$2,499,254	$1,909,345
Net realized gains	21	283

Change in net assets resulting from operations	2,499,275	1,909,628

Distributions to Shareholders From:
Net investment income:
Class R6 (a)	(1,190,085)	(1,119,349)
Investor	(1,302,739)	(786,834)
Service Class	(6,430)	(3,200)
Net realized gains:
Class R6 (a)	(2,725)	–
Investor	(3,224)	–
Service Class	(21)	–

Change in net assets from shareholder distributions	(2,505,224)	(1,909,383)

Change in net assets from capital transactions	(66,783,157)	(159,616,119)

Change in net assets	(66,789,106)	(159,615,874)

Net Assets:
Beginning of period	625,249,762	784,865,636

End of period	$558,460,656	$625,249,762

CAPITAL TRANSACTIONS:
Class R6 Shares (a)
Proceeds from shares issued	$34,679,502	$76,197,728
Dividends reinvested	1,192,607	1,119,235
Cost of shares redeemed	(88,169,887)	(192,728,428)

Total Class R6 Shares	(52,297,778)	(115,411,465)

Investor Shares
Proceeds from shares issued	52,010,901	113,489,423
Dividends reinvested	1,295,860	780,857
Cost of shares redeemed	(67,626,899)	(157,906,893)

Total Investor Shares	(14,320,138)	(43,636,613)

Service Class Shares
Proceeds from shares issued	60,170	420,303
Dividends reinvested	6,451	3,200
Cost of shares redeemed	(231,862)	(991,544)

Total Service Class Shares	(165,241)	(568,041)

Change in net assets from capital transactions	$(66,783,157)	$(159,616,119)

56

Statements of Changes in Net Assets (Continued)

	Nationwide Government Money Market Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS:
Class R6 Shares (a)
Issued	34,679,505	76,197,728
Reinvested	1,192,607	1,119,235
Redeemed	(88,169,887)	(192,728,428)

Total Class R6 Shares	(52,297,775)	(115,411,465)

Investor Shares
Issued	52,010,956	113,489,190
Reinvested	1,295,878	781,645
Redeemed	(67,626,898)	(157,906,893)

Total Investor Shares	(14,320,064)	(43,636,058)

Service Class Shares
Issued	60,170	420,303
Reinvested	6,451	3,200
Redeemed	(231,863)	(991,544)

Total Service Class Shares	(165,242)	(568,041)

Total change in shares	(66,783,081)	(159,615,564)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

57

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Government Money Market Fund

		Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations		Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)
Class R6 Shares (e)
Six Months Ended April 30, 2018 (Unaudited)	$1.00	–	–	–		–	–	–	$1.00	0.46%		$238,711,679	0.47%	0.92%	0.47%
Year Ended October 31, 2017	$1.00	–	–	–		–	–	–	$1.00	0.34%		$291,012,172	0.46%	0.32%	0.47%
Year Ended October 31, 2016	$1.00	–	–	–		–	–	–	$1.00	0.04%		$406,423,512	0.47%	0.04%	0.51%
Year Ended October 31, 2015	$1.00	–	–	–	(f)	–	–	–	$1.00	–	(f)	$543,749,831	0.23%	–	0.50%
Year Ended October 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–		$676,093,457	0.18%	–	0.48%
Year Ended October 31, 2013	$1.00	–	–	–		–	–	–	$1.00	–		$756,427,752	0.23%	–	0.48%

Investor Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$1.00	–	–	–		–	–	–	$1.00	0.41%		$317,782,640	0.58%	0.82%	0.58%
Year Ended October 31, 2017	$1.00	–	–	–		–	–	–	$1.00	0.23%		$332,105,990	0.57%	0.22%	0.62%
Year Ended October 31, 2016	$1.00	–	–	–		–	–	–	$1.00	–		$375,742,483	0.51%	–	0.66%
Year Ended October 31, 2015	$1.00	–	–	–	(f)	–	–	–	$1.00	–	(f)	$441,261,912	0.23%	–	0.65%
Year Ended October 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–		$501,801,083	0.18%	–	0.63%
Year Ended October 31, 2013	$1.00	–	–	–		–	–	–	$1.00	–		$478,966,485	0.23%	–	0.63%

Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$1.00	–	–	–		–	–	–	$1.00	0.32%		$1,966,337	0.75%	0.64%	0.77%
Year Ended October 31, 2017	$1.00	–	–	–		–	–	–	$1.00	0.14%		$2,131,600	0.66%	0.12%	0.77%
Year Ended October 31, 2016	$1.00	–	–	–		–	–	–	$1.00	–		$2,699,641	0.51%	–	0.83%
Year Ended October 31, 2015	$1.00	–	–	–	(f)	–	–	–	$1.00	–	(f)	$3,095,785	0.23%	–	0.90%
Year Ended October 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–		$3,448,070	0.18%	–	0.88%
Year Ended October 31, 2013	$1.00	–	–	–		–	–	–	$1.00	–		$3,946,913	0.23%	–	0.88%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(f)	Includes payment by the investment adviser to offset capital losses incurred by the Fund due to the sale of securities. The payment was less than $0.005 per share. The effect of such payment did not affect the amount shown as total return for the period.
(g)	Effective September 30, 2016, Prime Shares were renamed Investor Shares.

The accompanying notes are an integral part of these financial statements.

58

Fund Overview	Nationwide Inflation-Protected Securities Fund

Asset Allocation†

U.S. Treasury Obligations	91.1%
U.S. Government Agency Securities	4.3%
Mortgage-Backed Securities	1.7%
Collateralized Mortgage Obligations	1.2%
Corporate Bond	0.8%
Foreign Government Security	0.7%
Futures Contracts	0.1%
Other assets in excess of liabilities	0.1%
100.0%

Top Holdings††

U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2024	7.3%
U.S. Treasury Inflation Linked Bonds, 2.13%, 2/15/2041	6.9%
U.S. Treasury Inflation Linked Bonds, 2.38%, 1/15/2025	6.6%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	5.3%
U.S. Treasury Inflation Linked Notes, 0.63%, 7/15/2021	5.0%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2025	4.9%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2022	4.5%
U.S. Treasury Inflation Linked Notes, 0.13%, 4/15/2021	4.3%
U.S. Treasury Inflation Linked Notes, 0.38%, 1/15/2027	4.1%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	3.9%
Other Holdings	47.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

59

Shareholder Expense Example	Nationwide Inflation-Protected Securities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Inflation-Protected Securities Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,000.90	2.88	0.58
	Hypothetical	(a)(b)	1,000.00	1,021.92	2.91	0.58
Class R6 Shares	Actual	(a)	1,000.00	1,002.10	1.49	0.30
	Hypothetical	(a)(b)	1,000.00	1,023.31	1.51	0.30
Institutional Service Class Shares	Actual	(a)	1,000.00	1,001.90	1.84	0.37
	Hypothetical	(a)(b)	1,000.00	1,022.96	1.86	0.37

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

60

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Inflation-Protected Securities Fund

Collateralized Mortgage Obligations 1.2%

	Principal Amount	Value

FHLMC REMICS
Series 1684, Class I, 6.50%, 3/15/2024	$200,243	$225,538
Series 2296, Class H, 6.50%, 3/15/2031	15,238	15,799
FNMA REMICS
Series 1990-7, Class B, 8.50%, 1/25/2020	1,820	1,883
Series 1993-16, Class Z, 7.50%, 2/25/2023	12,706	13,467
Series 1993-226, Class PK, 6.00%, 12/25/2023	91,501	101,167
Series 1998-73, Class MZ, 6.30%, 10/17/2038	308,520	309,665
Series 2013-59, Class MX, 2.50%, 9/25/2042	2,499,019	2,420,452

Total Collateralized Mortgage Obligations (cost $3,169,143)		3,087,971

Corporate Bond 0.8%
Diversified Financial Services 0.8%
Private Export Funding Corp.,
Series HH, 1.45%, 8/15/2019	2,000,000	1,973,738

Total Corporate Bond (cost $2,002,813)		1,973,738

Foreign Government Security 0.7%
UNITED STATES 0.7%
Ukraine Government AID Bond,
1.47%, 9/29/2021	2,000,000	1,915,982

Total Foreign Government Security (cost $2,000,000)		1,915,982

Mortgage-Backed Securities 1.7%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025	1,512,257	1,652,599
Pool# 387114
5.62%, 9/1/2034	971,013	999,525
Pool# 773298
4.08%, 4/1/2035 (a)	647,211	676,521
Pool# 745769
3.36%, 7/1/2036 (a)	695,898	725,575
Pool# 813605
3.58%, 7/1/2036 (a)	131,294	136,743

Total Mortgage-Backed Securities (cost $4,013,914)		4,190,963

U.S. Government Agency Securities 4.3%
FFCB, 2.43%, 09/13/2027	3,000,000	2,810,784
FHLB
5.37%, 9/9/2024	2,615,000	2,964,105
3.00%, 3/12/2027	2,000,000	1,957,814

U.S. Government Agency Securities (continued)

	Principal Amount	Value

Tennessee Valley Authority, 2.25%, 03/15/2020	$3,000,000	$2,983,383

Total U.S. Government Agency Securities (cost $12,135,515)		10,716,086

U.S. Treasury Obligations 91.1%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025 (b)	11,300,000	16,572,962
1.75%, 1/15/2028 (b)	4,800,000	6,228,994
3.63%, 4/15/2028 (b)	5,000,000	9,790,668
2.50%, 1/15/2029 (b)	4,750,000	6,475,213
3.88%, 4/15/2029 (b)	3,300,000	6,598,588
2.13%, 2/15/2041 (b)	12,050,000	17,346,171
0.75%, 2/15/2042 (b)	7,600,000	8,142,461
0.63%, 2/15/2043 (b)	13,050,000	13,303,240
0.88%, 2/15/2047 (b)	5,000,000	5,113,692
U.S. Treasury Inflation Linked Notes
2.13%, 1/15/2019 (b)	1,000,000	1,175,062
0.13%, 4/15/2019 (b)	9,250,000	9,784,220
1.38%, 1/15/2020 (b)	7,200,000	8,426,426
0.13%, 4/15/2020 (b)	7,800,000	8,223,689
1.25%, 7/15/2020 (b)	7,000,000	8,158,051
0.13%, 4/15/2021 (b)	10,500,000	10,875,758
0.63%, 7/15/2021 (b)	11,300,000	12,555,061
0.13%, 1/15/2022 (b)	7,000,000	7,572,250
0.13%, 7/15/2022 (b)	10,550,000	11,235,471
0.13%, 7/15/2024 (b)	17,900,000	18,192,024
0.25%, 1/15/2025 (b)	5,000,000	5,099,241
0.38%, 7/15/2025 (b)	12,000,000	12,340,188
0.13%, 7/15/2026 (b)	6,000,000	5,951,330
0.38%, 1/15/2027 (b)	10,250,000	10,235,659
0.38%, 7/15/2027 (b)	9,250,000	9,129,954

Total U.S. Treasury Obligations (cost $234,018,824)		228,526,373

Total Investments (cost $257,340,209) — 99.8%		250,411,113

Other assets in excess of liabilities — 0.2%		529,852

NET ASSETS — 100.0%		$250,940,965

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 6 for further information. The interest rate shown was the current rate as of April 30, 2018.

(b)	Principal amounts are not adjusted for inflation.

AID	Agency for International Development

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

REMICS	Real Estate Mortgage Investment Conduits

61

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

Futures contracts outstanding as of April 30, 2018 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(15)	6/2018	USD	(1,794,375)	25,743
U.S. Treasury 5 Year Note	(103)	6/2018	USD	(11,691,305)	104,089

					129,832

At April 30, 2018 the Fund had $78,298 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

62

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Inflation-Protected Securities Fund
Assets:
Investment securities, at value (cost $257,340,209)	$250,411,113
Cash	372,855
Deposits with broker for futures contracts	78,298
Interest receivable	528,491
Receivable for capital shares issued	3,799
Reimbursement from investment adviser (Note 3)	26,542
Prepaid expenses	49,936

Total Assets	251,471,034

Liabilities:
Payable for capital shares redeemed	382,011
Payable for variation margin on futures contracts	18,373
Accrued expenses and other payables:
Investment advisory fees	51,802
Fund administration fees	39,403
Distribution fees	2,379
Administrative servicing fees	2,897
Accounting and transfer agent fees	110
Trustee fees	392
Custodian fees	688
Compliance program costs (Note 3)	162
Professional fees	17,299
Printing fees	8,044
Other	6,509

Total Liabilities	530,069

Net Assets	$250,940,965

Represented by:
Capital	$260,681,647
Accumulated undistributed net investment income	1,756,637
Accumulated net realized losses from investment securities and futures contracts	(4,698,055)
Net unrealized appreciation/(depreciation) in investment securities	(6,929,096)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	129,832

Net Assets	$250,940,965

63

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Inflation-Protected Securities Fund
Net Assets:
Class A Shares	$11,536,559
Class R6 Shares	213,781,905
Institutional Service Class Shares	25,622,501

Total	$250,940,965

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,195,391
Class R6 Shares	21,972,935
Institutional Service Class Shares	2,635,859

Total	25,804,185

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.65
Class R6 Shares	$9.73
Institutional Service Class Shares	$9.72
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.87

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

64

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Inflation-Protected Securities Fund
INVESTMENT INCOME:
Interest income	$3,511,229

Total Income	3,511,229

EXPENSES:
Investment advisory fees	302,454
Fund administration fees	87,146
Distribution fees Class A	12,146
Administrative servicing fees Class A	5,619
Administrative servicing fees Institutional Service Class	7,060
Registration and filing fees	34,037
Professional fees	18,092
Printing fees	9,206
Trustee fees	3,458
Custodian fees	4,364
Accounting and transfer agent fees	7,030
Compliance program costs (Note 3)	483
Other	4,060

Total expenses before expenses reimbursed	495,155

Expenses reimbursed by adviser (Note 3)	(111,370)

Net Expenses	383,785

NET INVESTMENT INCOME	3,127,444

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	127,037
Expiration or closing of futures contracts (Note 2)	389,194
Net realized gains	516,231
Net change in unrealized appreciation/depreciation in the value of:
Investment securities†	(3,359,945)
Futures contracts (Note 2)	166,526

Net change in unrealized appreciation/depreciation	(3,193,419)

Net realized/unrealized losses	(2,677,188)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$450,256

†	Includes unrealized appreciation of $441,582 from merger (Note 10).

The accompanying notes are an integral part of these financial statements.

65

Statements of Changes in Net Assets

	Nationwide Inflation-Protected Securities Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$3,127,444	$3,158,917
Net realized gains (losses)	516,231	(387,563)
Net change in unrealized appreciation/depreciation	(3,193,419)	(2,951,050)

Change in net assets resulting from operations	450,256	(179,696)

Distributions to Shareholders From:
Net investment income:
Class A	(75,471)	(9,101)
Class R6 (a)	(1,320,948)	(2,688,437)
Institutional Service Class	(158,816)	(5,177	)(b)

Change in net assets from shareholder distributions	(1,555,235)	(2,702,715)

Change in net assets from capital transactions	37,860,569	70,648,307

Change in net assets	36,755,590	67,765,896

Net Assets:
Beginning of period	214,185,375	146,419,479

End of period	$250,940,965	$214,185,375

Accumulated undistributed net investment income at end of period	$1,756,637	$184,428

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,324,725	$1,069,327
Proceeds from shares issued from merger (Note 10)	11,352,285	–
Dividends reinvested	70,789	9,066
Cost of shares redeemed	(2,033,487)	(1,246,199)

Total Class A Shares	10,714,312	(167,806)

Class R6 Shares (a)
Proceeds from shares issued	12,206,535	82,815,411
Dividends reinvested	1,320,948	2,688,437
Cost of shares redeemed	(11,837,362)	(15,116,901)

Total Class R6 Shares	1,690,121	70,386,947

Institutional Service Class Shares
Proceeds from shares issued	688,041	508,562	(b)
Proceeds from shares issued from merger (Note 10)	26,329,980	–	(b)
Dividends reinvested	143,370	5,177	(b)
Cost of shares redeemed	(1,705,255)	(84,573	)(b)

Total Institutional Service Class Shares	25,456,136	429,166	(b)

Change in net assets from capital transactions	$37,860,569	$70,648,307

66

Statements of Changes in Net Assets (Continued)

	Nationwide Inflation-Protected Securities Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS:
Class A Shares
Issued	136,739	109,971
Issued in merger (Note 10)	1,163,688	–
Reinvested	7,298	926
Redeemed	(210,311)	(128,487)

Total Class A Shares	1,097,414	(17,590)

Class R6 Shares (a)
Issued	1,263,751	8,409,916
Reinvested	135,343	273,317
Redeemed	(1,215,740)	(1,542,893)

Total Class R6 Shares	183,354	7,140,340

Institutional Service Class Shares
Issued	70,872	52,019	(b)
Issued in merger (Note 10)	2,681,887	–	(b)
Reinvested	14,690	527	(b)
Redeemed	(175,515)	(8,621	)(b)

Total Institutional Service Class Shares	2,591,934	43,925	(b)

Total change in shares	3,872,702	7,166,675

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(b)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

67

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Inflation-Protected Securities Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.70	0.09	(0.08)	0.01	(0.06)	(0.06)	$9.65	0.09%		$11,536,559	0.58%	1.78%	0.75%	13.17%
Year Ended October 31, 2017	$9.86	0.13	(0.19)	(0.06)	(0.10)	(0.10)	$9.70	(0.59%	)	$950,316	0.62%	1.29%	0.71%	32.57%
Year Ended October 31, 2016	$9.36	0.19	0.31	0.50	–	–	$9.86	5.34%		$1,139,444	0.58%	1.95%	0.67%	0.00%
Year Ended October 31, 2015	$9.55	0.05	(0.24)	(0.19)	–	–	$9.36	(1.94%	)	$65,519	0.54%	0.51%	0.59%	29.81%
Year Ended October 31, 2014	$9.41	0.10	0.05	0.15	(0.01)	(0.01)	$9.55	1.55%		$36,829	0.59%	1.03%	0.64%	0.49%
Year Ended October 31, 2013	$10.05	–	(0.63)	(0.63)	(0.01)	(0.01)	$9.41	(6.29%	)	$39,275	0.55%	(0.05)%	0.65%	37.88%

Class R6 Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$9.77	0.13	(0.11)	0.02	(0.06)	(0.06)	$9.73	0.21%		$213,781,905	0.30%	2.68%	0.39%	13.17%
Year Ended October 31, 2017	$9.92	0.16	(0.19)	(0.03)	(0.12)	(0.12)	$9.77	(0.26%	)	$212,806,407	0.30%	1.67%	0.39%	32.57%
Year Ended October 31, 2016	$9.39	0.04	0.49	0.53	–	–	$9.92	5.64%		$145,280,035	0.30%	0.39%	0.38%	0.00%
Year Ended October 31, 2015	$9.57	(0.01)	(0.16)	(0.17)	(0.01)	(0.01)	$9.39	(1.76%	)	$208,706,579	0.30%	(0.07)%	0.34%	29.81%
Year Ended October 31, 2014	$9.44	0.09	0.09	0.18	(0.05)	(0.05)	$9.57	1.92%		$303,546,256	0.30%	0.92%	0.35%	0.49%
Year Ended October 31, 2013	$10.06	(0.01)	(0.60)	(0.61)	(0.01)	(0.01)	$9.44	(6.09%	)	$146,817,529	0.30%	(0.10)%	0.39%	37.88%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.76	0.09	(0.07)	0.02	(0.06)	(0.06)	$9.72	0.19%		$25,622,501	0.37%	1.96%	0.46%	13.17%
Period Ended October 31, 2017 (h)	$9.72	0.18	(0.03)	0.15	(0.11)	(0.11)	$9.76	(0.49%	)	$428,652	0.49%	2.02%	0.58%	32.57%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h)	For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

The accompanying notes are an integral part of these financial statements.

68

Fund Overview	Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Asset Allocation†

Corporate Bonds	48.2%
Mortgage-Backed Securities	18.0%
Asset-Backed Securities	11.7%
Collateralized Mortgage Obligations	10.7%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.7%
Foreign Government Securities	1.1%
Municipal Bond	0.9%
Repurchase Agreement	0.1%
Short-Term Investments	0.1%
Futures Contracts††	(0.0)%
Other assets in excess of liabilities	0.4%
100.0%

Top Industries†††

Banks	11.6%
Oil, Gas & Consumable Fuels	3.7%
Capital Markets	3.6%
Insurance	3.1%
Equity Real Estate Investment Trusts (REITs)	2.7%
Consumer Finance	2.3%
Automobiles	1.7%
Media	1.4%
Trading Companies & Distributors	1.4%
Technology Hardware, Storage & Peripherals	1.2%
Other Industries*	67.3%
100.0%

Top Holdings†††

FNMA, 2.15%, 11/25/2032	4.9%
FNMA, 3.00%, 1/1/2047	3.1%
FNMA, 3.00%, 6/1/2043	2.0%
FNMA, 3.00%, 1/1/2047	1.8%
U.S. Treasury Bonds, 4.38%, 11/15/2039	1.6%
FNMA, 3.00%, 9/1/2043	1.6%
UBS-Barclays Commercial Mortgage Trust, 3.18%, 3/10/2046	1.3%
FNMA, 3.00%, 8/1/2043	1.2%
U.S. Treasury Bonds, 3.00%, 2/15/2048	1.2%
Nissan Auto Receivables Owner Trust, 1.75%, 10/15/2021	1.2%
Other Holdings*	80.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

69

Shareholder Expense Example	Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018 Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund) April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	976.70	4.36	0.89
	Hypothetical	(a)(b)	1,000.00	1,020.38	4.46	0.89
Class C Shares	Actual	(a)	1,000.00	975.40	6.47	1.32
	Hypothetical	(a)(b)	1,000.00	1,018.25	6.61	1.32
Class R6 Shares	Actual	(a)	1,000.00	980.00	2.31	0.47
	Hypothetical	(a)(b)	1,000.00	1,022.46	2.36	0.47
Institutional Service Class Shares	Actual	(a)	1,000.00	977.80	3.53	0.72
	Hypothetical	(a)(b)	1,000.00	1,021.22	3.61	0.72

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

70

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Asset-Backed Securities 11.7%

	Principal Amount	Value

Airlines 0.7%
Air Canada Pass-Through Trust, Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	$345,000	$329,421
Continental Airlines Pass-Through Trust, Series 2010-1, Class A, 4.75%, 1/12/2021	1,730,850	1,780,612
Delta Air Lines Pass-Through Trust, Series 2011-1, Class A, 5.30%, 4/15/2019	1,350,912	1,375,364

		3,485,397

Automobiles 6.6%
ACC Trust, Series 2018-1, Class A, 3.70%, 12/21/2020 (a)	345,000	344,995
Ally Auto Receivables Trust, Series 2015-2, Class A3, 1.49%, 11/15/2019	1,097,730	1,095,753
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.87%, 8/18/2021	4,210,000	4,173,140
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.97%, 3/20/2024 (a)	750,000	729,461
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05%, 12/15/2023 (a)	235,000	232,625
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/2020	2,320,760	2,319,050
Series 2018-1, Class B, 2.88%, 2/15/2022	745,000	742,834
Exeter Automobile Receivables Trust
Series 2018-1A, Class B, 2.75%, 4/15/2022 (a)	800,000	792,695
Series 2018-2A, Class B, 3.27%, 5/16/2022 (a)	1,220,000	1,218,937
Ford Credit Auto Owner Trust 2018-REV1, Series 2018-1, Class A, 3.19%, 7/15/2031 (a)	1,900,000	1,865,877
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.22%, 2/15/2023 (a)	1,060,000	1,056,600
Nissan Auto Receivables Owner Trust
Series 2016-C, Class A3, 1.18%, 1/15/2021	2,905,000	2,870,709
Series 2017-B, Class A3, 1.75%, 10/15/2021	5,700,000	5,607,314
Santander Drive Auto Receivables Trust
Series 2018-1, Class B, 2.63%, 7/15/2022	1,235,000	1,225,932
Series 2018-2, Class B, 3.03%, 9/15/2022	1,430,000	1,426,982
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A3, 1.23%, 10/15/2020	4,600,000	4,551,198

Asset-Backed Securities (continued)

	Principal Amount	Value

Automobiles (continued)
Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.67%, 5/17/2021 (a)	$1,505,000	$1,496,780

		31,750,882

Credit Card 1.9%
American Express Credit Account Master Trust, Series 2017-6, Class A, 2.04%, 5/15/2023	4,375,000	4,287,497
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/2023	4,625,000	4,619,066

		8,906,563

Other 2.3%
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.92%, 12/20/2029 (a)	1,710,000	1,684,434
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/2029 (a)	3,585,000	3,576,026
Sofi Consumer Loan Program Trust
Series 2018-1, Class A2, 3.14%, 2/25/2027 (a)	755,000	749,130
Series 2018-2, Class A2, 3.35%, 4/26/2027 (a)	2,210,000	2,219,691
Verizon Owner Trust, Series 2017-1A, Class A, 2.06%, 9/20/2021 (a)	2,925,000	2,891,966

		11,121,247

Student Loan 0.2%
Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.95%, 2/25/2042 (a)	700,000	685,460

Total Asset-Backed Securities (cost $56,454,823)		55,949,549

Collateralized Mortgage Obligations 10.7%
Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.73%, 3/25/2047 (a)(b)(c)(d)	601,693	595,677
FHLMC REMICS
Series 1666, Class J, 6.25%, 1/15/2024	293,414	308,444
Series 3747, Class CY, 4.50%, 10/15/2040	1,000,000	1,064,973
Series 3934, Class KB, 5.00%, 10/15/2041	1,000,000	1,115,898
Series 4030, Class BE, 4.00%, 4/15/2042	2,511,000	2,549,399
FNMA REMICS
Series 2010-92, Class B, 4.50%, 8/25/2030	1,500,000	1,602,174
Series 2017-82, Class FG, 2.15%, 11/25/2032 (c)	23,311,981	23,331,796

71

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund) (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value

Series 2004-37, Class AL, 4.50%, 6/25/2034	$1,100,000	$1,164,753
Series 2016-32, Class SA, IO, 4.20%, 10/25/2034 (c)	15,224,293	1,952,579
Series 2013-18, Class FB, 2.25%, 10/25/2041 (c)	2,321,747	2,325,714
Series 2016-40, Class GA, 3.55%, 7/25/2046 (c)	1,248,391	1,307,358
GNMA REMICS
Series 2009-61, Class ZQ, 6.00%, 8/16/2039	2,764,248	3,464,384
Series 2012-H20, Class PT, 2.65%, 7/20/2062 (c)	962,195	970,808
Series 2017-H22, Class FD, 1.89%, 11/20/2067 (c)	4,322,601	4,312,430
Series 2017-H25, Class FD, 1.84%, 12/20/2067 (c)	4,929,053	4,911,244
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.73%, 12/25/2033 (c)	205,372	210,116

Total Collateralized Mortgage Obligations (cost $52,113,234)		51,187,747

Commercial Mortgage-Backed Securities 6.1%
COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/2046	4,450,000	4,394,544
GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.07%, 1/10/2047	4,139,865	4,257,782
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10, 4.15%, 8/5/2034 (a)	2,015,000	1,966,080
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.31%, 8/15/2046 (c)	1,130,000	1,168,172
SCG Trust, Series 2013-SRP1, Class A, 3.55%, 11/15/2026 (a)(c)	1,115,000	1,115,000
Starwood Retail Property Trust, Series 2014-STAR, Class A, 3.12%, 11/15/2027 (a)(c)	683,799	684,445
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4, 3.18%, 3/10/2046	6,270,000	6,214,467
Series 2013-C6, Class A4, 3.24%, 4/10/2046	4,440,000	4,406,887
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (c)	1,505,000	1,559,309

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value

WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.10%, 3/15/2047	$3,490,000	$3,596,602

Total Commercial Mortgage-Backed Securities (cost $30,271,498)		29,363,288

Corporate Bonds 48.2%
Aerospace & Defense 0.2%
United Technologies Corp.,
4.50%, 6/1/2042	835,000	824,162

Air Freight & Logistics 0.1%
CH Robinson Worldwide, Inc.,
4.20%, 4/15/2028	420,000	415,168

Airlines 0.2%
Southwest Airlines Co.,
3.45%, 11/16/2027	995,000	949,557

Automobiles 1.7%
BMW US Capital LLC,
1.85%, 9/15/2021 (a)	1,090,000	1,039,332
3.75%, 4/12/2028 (a)	2,060,000	2,032,362
Daimler Finance North America LLC,
1.75%, 10/30/2019 (a)	1,875,000	1,841,921
3.35%, 2/22/2023 (a)	945,000	932,827
3.75%, 2/22/2028 (a)	2,395,000	2,376,021

		8,222,463

Banks 11.5%
ABN AMRO Bank NV,
2.65%, 1/19/2021 (a)	2,390,000	2,347,869
Banco Santander SA,
4.38%, 4/12/2028	1,600,000	1,584,541
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (e)	1,550,000	1,520,774
Bank of Montreal,
1.90%, 8/27/2021	1,830,000	1,751,477
Banque Federative du Credit Mutuel SA,
2.70%, 7/20/2022 (a)	3,010,000	2,911,988
BNP Paribas SA,
3.38%, 1/9/2025 (a)	2,180,000	2,086,839
Branch Banking & Trust Co.,
2.25%, 6/1/2020	3,100,000	3,048,704
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (e)	1,280,000	1,256,118
Citizens Bank NA,
2.25%, 3/2/2020	1,075,000	1,057,371
3.70%, 3/29/2023	1,095,000	1,092,874
Commonwealth Bank of Australia,
3.15%, 9/19/2027 (a)	2,155,000	2,024,420
3.90%, 3/16/2028 (a)	570,000	565,953

72

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund) (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
Cooperatieve Rabobank UA,
1.38%, 8/9/2019	$3,250,000	$3,186,459
2.75%, 1/10/2023	460,000	445,557
Credit Agricole SA,
3.75%, 4/24/2023 (a)	2,040,000	2,023,373
First Republic Bank,
2.38%, 6/17/2019	2,850,000	2,829,319
JPMorgan Chase & Co.,
(ICE LIBOR USD 3 Month + 1.12%), 4.00%, 4/23/2029 (e)	875,000	858,718
KeyBank NA,
2.25%, 3/16/2020	2,000,000	1,971,917
KeyCorp,
4.10%, 4/30/2028	1,870,000	1,864,502
Santander Holdings USA, Inc.,
3.70%, 3/28/2022	3,080,000	3,052,922
Santander UK plc,
2.50%, 1/5/2021	1,735,000	1,701,789
Sumitomo Mitsui Banking Corp.,
2.51%, 1/17/2020	3,070,000	3,038,199
Sumitomo Mitsui Financial Group, Inc.,
2.78%, 7/12/2022	2,155,000	2,090,032
SunTrust Banks, Inc.,
4.00%, 5/1/2025	1,695,000	1,702,273
Toronto-Dominion Bank (The),
2.55%, 1/25/2021	3,095,000	3,049,185
UniCredit SpA,
3.75%, 4/12/2022 (a)	2,155,000	2,137,502
Wells Fargo & Co.,
2.63%, 7/22/2022	3,355,000	3,228,635
Westpac Banking Corp.,
2.75%, 1/11/2023	710,000	687,340

		55,116,650

Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc.,
4.60%, 4/15/2048	720,000	713,688
Bacardi Ltd.,
5.30%, 5/15/2048 (a)	1,210,000	1,193,966
Brown-Forman Corp.,
3.50%, 4/15/2025	785,000	780,214

		2,687,868

Building Products 0.3%
CRH America Finance, Inc.,
4.50%, 4/4/2048 (a)	1,590,000	1,527,445

Capital Markets 3.6%
Bank of New York Mellon Corp. (The),
2.05%, 5/3/2021	3,550,000	3,442,078
Deutsche Bank AG,
3.15%, 1/22/2021	180,000	176,792
3.95%, 2/27/2023	411,000	404,976
4.10%, 1/13/2026	2,990,000	2,876,105
E*TRADE Financial Corp.,
2.95%, 8/24/2022	2,155,000	2,088,207
Goldman Sachs Group, Inc. (The),
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (e)	1,420,000	1,395,804

Corporate Bonds (continued)

	Principal Amount	Value

Capital Markets (continued)
Lehman Brothers Holdings, Inc.,
5.63%, 1/24/2013	$4,000,000	$130,000
Morgan Stanley,
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (e)	1,230,000	1,209,444
Northern Trust Corp.,
(ICE LIBOR USD 3 Month + 1.13%), 3.37%, 5/8/2032 (e)	2,155,000	2,028,333
State Street Corp.,
(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023 (e)	1,080,000	1,046,743
UBS AG,
2.45%, 12/1/2020 (a)	2,425,000	2,373,752

		17,172,234

Chemicals 0.7%
Methanex Corp.,
5.65%, 12/1/2044	1,030,000	1,009,517
PPG Industries, Inc.,
3.75%, 3/15/2028	1,570,000	1,556,813
Syngenta Finance NV,
5.18%, 4/24/2028 (a)	965,000	949,451

		3,515,781

Construction Materials 0.6%
Martin Marietta Materials, Inc.,
(ICE LIBOR USD 3 Month + 0.50%), 2.70%, 12/20/2019 (e)	3,040,000	3,048,872

Consumer Finance 2.3%
American Express Co.,
3.40%, 2/27/2023	595,000	590,320
Caterpillar Financial Services Corp.,
2.55%, 11/29/2022	1,090,000	1,052,256
Ford Motor Credit Co. LLC,
2.98%, 8/3/2022	2,155,000	2,070,303
General Motors Financial Co., Inc.,
(ICE LIBOR USD 3 Month + 0.99%), 3.31%, 1/5/2023 (e)	2,840,000	2,854,768
4.35%, 4/9/2025	1,705,000	1,687,700
Harley-Davidson Financial Services, Inc.,
3.35%, 2/15/2023 (a)	2,130,000	2,086,706
Toyota Motor Credit Corp.,
2.70%, 1/11/2023	610,000	593,442

		10,935,495

Diversified Financial Services 1.1%
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/2035	2,155,000	2,063,699
Mitsubishi UFJ Lease & Finance Co. Ltd.,
2.65%, 9/19/2022 (a)	2,155,000	2,056,943
ORIX Corp.,
3.25%, 12/4/2024	1,265,000	1,209,192

		5,329,834

Electric Utilities 1.1%
American Electric Power Co., Inc.,
3.20%, 11/13/2027	2,155,000	2,020,518

73

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund) (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Electric Utilities (continued)
Duke Energy Corp.,
3.15%, 8/15/2027	$905,000	$844,434
Entergy Texas, Inc.,
3.45%, 12/1/2027	1,550,000	1,499,880
Pacific Gas & Electric Co.,
3.50%, 6/15/2025	1,105,000	1,064,363

		5,429,195

Electrical Equipment 0.2%
ABB Finance USA, Inc.,
3.38%, 4/3/2023	1,150,000	1,145,753

Energy Equipment & Services 0.2%
Baker Hughes a GE Co. LLC,
4.08%, 12/15/2047	440,000	403,768
Schlumberger Finance Canada Ltd.,
2.65%, 11/20/2022 (a)	715,000	694,622

		1,098,390

Equity Real Estate Investment Trusts (REITs) 2.7%
American Homes 4 Rent LP,
4.25%, 2/15/2028	795,000	764,316
AvalonBay Communities, Inc.,
2.95%, 5/11/2026	2,225,000	2,075,361
Boston Properties LP,
4.13%, 5/15/2021	2,960,000	3,020,052
Brixmor Operating Partnership LP,
3.65%, 6/15/2024	1,605,000	1,546,625
EPR Properties,
4.95%, 4/15/2028	1,315,000	1,277,490
ERP Operating LP,
3.50%, 3/1/2028	605,000	581,266
Omega Healthcare Investors, Inc.,
4.50%, 1/15/2025	405,000	393,663
4.50%, 4/1/2027	1,035,000	982,215
Realty Income Corp.,
3.88%, 4/15/2025	930,000	916,256
Ventas Realty LP,
4.00%, 3/1/2028	700,000	674,263
Welltower, Inc.,
4.25%, 4/15/2028	695,000	681,892

		12,913,399

Food & Staples Retailing 0.7%
Alimentation Couche-Tard, Inc.,
2.70%, 7/26/2022 (a)	2,155,000	2,070,252
Sysco Corp.,
3.55%, 3/15/2025	1,495,000	1,469,626

		3,539,878

Food Products 0.8%
Kellogg Co.,
3.40%, 11/15/2027	785,000	740,973
Kraft Heinz Foods Co.,
(ICE LIBOR USD 3 Month + 0.57%), 2.38%, 2/10/2021 (e)	2,245,000	2,249,233
Unilever Capital Corp.,
3.38%, 3/22/2025 (f)	960,000	953,683

		3,943,889

Corporate Bonds (continued)

	Principal Amount	Value

Gas Utilities 0.2%
CenterPoint Energy Resources Corp.,
4.00%, 4/1/2028	$1,135,000	$1,124,590

Health Care Equipment & Supplies 0.9%
Abbott Laboratories,
3.40%, 11/30/2023	2,155,000	2,127,377
Becton Dickinson and Co.,
2.13%, 6/6/2019	2,250,000	2,226,423

		4,353,800

Health Care Providers & Services 1.2%
Anthem, Inc.,
4.55%, 3/1/2048	960,000	923,925
Express Scripts Holding Co.,
4.75%, 11/15/2021	2,135,000	2,211,126
3.00%, 7/15/2023	925,000	879,407
Humana, Inc.,
2.50%, 12/15/2020	1,055,000	1,036,309
McKesson Corp.,
3.95%, 2/16/2028	570,000	557,893

		5,608,660

Hotels, Restaurants & Leisure 0.9%
Marriott International, Inc.,
Series X, 4.00%, 4/15/2028	1,115,000	1,091,353
McDonald’s Corp.,
3.35%, 4/1/2023	1,050,000	1,047,293
Royal Caribbean Cruises Ltd.,
2.65%, 11/28/2020	2,170,000	2,124,170

		4,262,816

Household Durables 0.5%
DR Horton, Inc.,
2.55%, 12/1/2020	2,155,000	2,114,680

Independent Power and Renewable Electricity Producers 0.5%
Exelon Generation Co. LLC,
4.25%, 6/15/2022	2,155,000	2,206,543

Insurance 3.1%
American Financial Group, Inc.,
3.50%, 8/15/2026	2,155,000	2,039,340
American International Group, Inc.,
2.30%, 7/16/2019	1,500,000	1,487,366
3.30%, 3/1/2021	1,560,000	1,555,613
Assurant, Inc.,
4.20%, 9/27/2023	885,000	880,353
Athene Holding Ltd.,
4.13%, 1/12/2028	1,845,000	1,727,080
AXA Equitable Holdings, Inc.,
5.00%, 4/20/2048 (a)	1,860,000	1,782,534
Brighthouse Financial, Inc.,
3.70%, 6/22/2027 (a)	1,115,000	1,009,566
4.70%, 6/22/2047 (a)	805,000	700,768
Fairfax Financial Holdings Ltd.,
4.85%, 4/17/2028 (a)	1,255,000	1,236,075

74

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund) (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Insurance (continued)
Hartford Financial Services Group, Inc. (The),
4.40%, 3/15/2048	$960,000	$956,094
Marsh & McLennan Cos., Inc.,
4.20%, 3/1/2048	1,370,000	1,337,216

		14,712,005

Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc.,
5.20%, 12/3/2025	1,165,000	1,288,820
Expedia Group, Inc.,
3.80%, 2/15/2028	1,580,000	1,441,184

		2,730,004

IT Services 0.2%
IBM Credit LLC,
2.20%, 9/8/2022	1,075,000	1,024,079

Machinery 0.3%
Nvent Finance Sarl,
4.55%, 4/15/2028 (a)	1,515,000	1,496,733

Media 1.5%
Cox Communications, Inc.,
3.15%, 8/15/2024 (a)	2,155,000	2,050,498
Discovery Communications LLC,
5.20%, 9/20/2047	435,000	425,463
Time Warner Cable LLC,
8.25%, 4/1/2019	2,000,000	2,095,575
Viacom, Inc.,
6.88%, 4/30/2036	2,155,000	2,504,137

		7,075,673

Metals & Mining 0.4%
Nucor Corp.,
4.40%, 5/1/2048	1,865,000	1,852,797

Multiline Retail 0.2%
Dollar Tree, Inc.,
3.70%, 5/15/2023	905,000	898,392

Multi-Utilities 1.0%
Abu Dhabi National Energy Co. PJSC,
4.88%, 4/23/2030 (a)	1,105,000	1,095,241
Berkshire Hathaway Energy Co.,
3.75%, 11/15/2023	3,750,000	3,786,938

		4,882,179

Oil, Gas & Consumable Fuels 3.7%
Cenovus Energy, Inc.,
4.25%, 4/15/2027	1,360,000	1,307,698
Enbridge Energy Partners LP,
4.38%, 10/15/2020	2,685,000	2,737,913
EQT Corp.,
3.90%, 10/1/2027	2,155,000	2,052,444
Kinder Morgan, Inc.,
7.80%, 8/1/2031	3,200,000	3,961,797

Corporate Bonds (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
MPLX LP,
4.90%, 4/15/2058	$1,405,000	$1,313,865
Occidental Petroleum Corp.,
4.20%, 3/15/2048	895,000	889,439
Petroleos Mexicanos,
6.38%, 2/4/2021	2,165,000	2,278,662
Transcontinental Gas Pipe Line Co. LLC,
6.05%, 6/15/2018	2,500,000	2,509,317
4.00%, 3/15/2028 (a)	575,000	557,694

		17,608,829

Road & Rail 1.1%
Burlington Northern Santa Fe LLC,
4.05%, 6/15/2048	775,000	763,169
Canadian National Railway Co.,
3.65%, 2/3/2048	1,385,000	1,306,627
CSX Corp.,
4.30%, 3/1/2048	905,000	885,877
Norfolk Southern Corp.,
4.15%, 2/28/2048	810,000	788,000
Penske Truck Leasing Co. LP,
3.95%, 3/10/2025 (a)	1,180,000	1,167,868
Ryder System, Inc.,
3.40%, 3/1/2023	550,000	544,222

		5,455,763

Software 0.3%
salesforce.com, Inc.,
3.70%, 4/11/2028	1,400,000	1,386,538

Specialty Retail 0.3%
AutoNation, Inc.,
3.50%, 11/15/2024	1,575,000	1,495,343

Technology Hardware, Storage & Peripherals 1.2%
Hewlett Packard Enterprise Co.,
4.90%, 10/15/2025	3,080,000	3,163,742
Seagate HDD Cayman,
4.88%, 3/1/2024	685,000	673,267
Xerox Corp.,
3.63%, 3/15/2023	2,155,000	2,088,642

		5,925,651

Trading Companies & Distributors 1.4%
Air Lease Corp.,
2.63%, 9/4/2018	2,400,000	2,400,301
2.50%, 3/1/2021	1,990,000	1,937,469
Aviation Capital Group LLC,
3.88%, 5/1/2023 (a)	2,430,000	2,425,129

		6,762,899

Wireless Telecommunication Services 0.1%
SK Telecom Co. Ltd.,
3.75%, 4/16/2023 (a)	560,000	556,464

Total Corporate Bonds (cost $239,339,550)		231,350,471

75

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund) (Continued)

Foreign Government Securities 1.1%

	Principal Amount	Value

CANADA 0.2%
Province of Saskatchewan,
9.38%, 12/15/2020	$1,000,000	$1,154,265

PANAMA 0.2%
Republic of Panama,
4.50%, 4/16/2050	815,000	787,045

QATAR 0.1%
Qatar Government Bond,
5.10%, 4/23/2048 (a)	675,000	669,026

SAUDI ARABIA 0.4%
Kingdom of Saudi Arabia,
4.50%, 4/17/2030 (a)	1,335,000	1,316,844
5.00%, 4/17/2049 (a)	610,000	584,984

		1,901,828

URUGUAY 0.2%
Oriental Republic of Uruguay,
4.98%, 4/20/2055	715,000	688,188

Total Foreign Government Securities (cost $5,127,904)		5,200,352

Mortgage-Backed Securities 18.0%
FNMA Pool
Pool# 292234 8.00%, 8/1/2024	924	925
Pool# 293495 8.00%, 9/1/2024	136	137
Pool# 303300 8.50%, 5/1/2025	4,427	4,774
Pool# 342718 6.50%, 5/1/2026	14,163	15,778
Pool# 250764 7.50%, 12/1/2026	41,721	45,593
Pool# 402854 6.00%, 12/1/2027	7,511	8,310
Pool# 251497 6.00%, 12/1/2027	352	389
Pool# 415652 6.50%, 3/1/2028	3,758	4,187
Pool# 432037 6.00%, 7/1/2028	55,382	61,272
Pool# 437979 6.00%, 8/1/2028	11,551	12,780
Pool# 446099 6.00%, 10/1/2028	6,928	7,664
Pool# 450653 6.00%, 12/1/2028	58,021	64,193
Pool# 440738 6.00%, 12/1/2028	56,839	63,296
Pool# 453865 6.00%, 12/1/2028	39,635	43,851
Pool# 252212 6.50%, 1/1/2029	98,026	109,207
Pool# 504076 6.50%, 6/1/2029	46,135	51,398

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# 484939 6.50%, 6/1/2029	$10,509	$11,707
Pool# 252570 6.50%, 7/1/2029	41,542	46,281
Pool# 506638 6.50%, 8/1/2029	18,714	20,848
Pool# 535300 6.50%, 5/1/2030	49,497	55,143
Pool# 539932 7.00%, 5/1/2030	6,493	6,499
Pool# AN3476 4.03%, 11/1/2031	4,131,816	4,313,655
Pool# 725027 5.00%, 11/1/2033	676,639	728,782
Pool# 725205 5.00%, 3/1/2034	227,614	244,850
Pool# AM6492 3.76%, 8/1/2034	2,376,633	2,403,697
Pool# AB8610 3.00%, 3/1/2043	3,456,559	3,363,874
Pool# AL5080 3.00%, 6/1/2043	9,558,844	9,308,507
Pool# AL8256 3.00%, 8/1/2043	6,091,960	5,930,746
Pool# AL7259 3.00%, 9/1/2043	7,647,342	7,449,123
Pool# BD2446 3.00%, 1/1/2047	15,283,989	14,766,461
Pool# AS8650 3.00%, 1/1/2047	9,085,648	8,778,134
Pool# MA3209 3.00%, 12/1/2047	5,675,900	5,483,312
Pool# MA3275 3.00%, 2/1/2048	5,689,459	5,495,359
FNMA TBA
3.00%, 5/25/2044	1,690,000	1,628,011
GNMA I Pool
Pool# 348637 7.50%, 5/15/2023	10,903	11,431
Pool# 354696 6.50%, 12/15/2023	7,090	7,930
Pool# 369270 6.50%, 12/15/2023	2,266	2,535
Pool# 368677 7.50%, 1/15/2024	11,902	12,528
Pool# 359986 7.50%, 1/15/2024	628	629
Pool# 362734 7.50%, 1/15/2024	260	262
Pool# 371909 6.50%, 2/15/2024	22,387	25,040
Pool# 392055 7.00%, 4/15/2024	5,800	5,811
Pool# 442138 8.00%, 11/15/2026	33,472	36,062
Pool# 439463 8.00%, 12/15/2026	4,313	4,350
Pool# 399109 7.50%, 2/15/2027	10,876	11,687

76

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund) (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# 435777 7.50%, 2/15/2027	$3,131	$3,159
Pool# 445661 7.50%, 7/15/2027	3,292	3,352
Pool# 443887 7.50%, 8/15/2027	5,570	5,673
Pool# 455381 7.50%, 8/15/2027	4,197	4,512
Pool# 450591 7.50%, 8/15/2027	745	765
Pool# 453295 7.50%, 8/15/2027	438	452
Pool# 446699 6.00%, 8/15/2028	23,726	26,446
Pool# 482748 6.00%, 9/15/2028	36,635	40,835
Pool# 460906 6.00%, 9/15/2028	10,597	11,811
Pool# 476969 6.50%, 1/15/2029	30,360	33,959
Pool# 781029 6.50%, 5/15/2029	116,798	130,641
Pool# 503106 6.50%, 6/15/2029	12,191	13,636
GNMA II Pool
Pool# MA4719 3.50%, 9/20/2047	4,122,893	4,132,506
Pool# 767673 4.64%, 4/20/2064 (c)	1,385,577	1,467,875
Pool# BA7614 4.54%, 5/20/2067 (c)	1,002,918	1,063,752
Pool# BC3943 4.44%, 6/20/2067 (c)	4,025,394	4,267,172
Pool# BB0088 4.70%, 7/20/2067 (c)	3,954,603	4,261,116

Total Mortgage-Backed Securities (cost $89,266,041)		86,114,670

Municipal Bond 0.9%
California 0.9%
California State, GO, 6.20%, 10/1/2019	4,000,000	4,199,360

Total Municipal Bond (cost $4,127,604)		4,199,360

U.S. Treasury Obligations 2.7%
U.S. Treasury Bonds
4.38%, 11/15/2039	6,165,000	7,474,822
3.00%, 2/15/2048	5,805,000	5,697,517

Total U.S. Treasury Obligations (cost $13,354,633)		13,172,339

Short-Term Investments 0.1%

	Shares	Value

Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62%, (g)(h)	34,163	$34,163

	Principal Amount

U.S. Government Agency Security 0.1%
FHLB, 1.92%, 10/12/2018	$440,000	435,971

Total Short-Term Investments (cost $470,355)		470,134

Repurchase Agreement 0.1%
BNP Paribas Securities Corp. 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $474,609, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $484,078. (h)(i)	474,587	474,587

Total Repurchase Agreement (cost $474,587)		474,587

Total Investments (cost $491,000,229) — 99.6%		477,482,497

Other assets in excess of liabilities — 0.4%		2,158,379

NET ASSETS — 100.0%		$479,640,876

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at April 30, 2018 was $76,158,268 which represents 15.88% of net assets.

(b)	Fair valued security.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 6 for further information. The interest rate shown was the current rate as of April 30, 2018.

(d)	Value determined using significant unobservable inputs.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2018.

(f)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $496,710, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $34,163 and $474,587, respectively, a total value of $508,750.

77

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund) (Continued)

(g)	Represents 7-day effective yield as of April 30, 2018.

(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $508,750.

(i)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

†	Amount rounds to less than 0.1%.

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation

ICE	Intercontinental Exchange

IO	Interest only

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

TBA	To Be Announced; Security is subject to delayed delivery

REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

78

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund) (Continued)

Futures contracts outstanding as of April 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	67	6/2018	USD	7,605,023	(42,033)
U.S. Treasury Ultra Bond	83	6/2018	USD	13,041,375	36,139

					(5,894)

At April 30, 2018, the Fund has $380,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

79

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)
Assets:
Investment securities, at value* (cost $490,525,642)	$477,007,910
Repurchase agreement, at value (cost $474,587)	474,587
Cash	4,623,442
Deposits with broker for futures contracts	380,000
Interest receivable	2,498,155
Security lending income receivable	1,163
Receivable for investments sold	7,607,698
Receivable for capital shares issued	147,091
Receivable for variation margin on futures contracts	185,274
Prepaid expenses	43,338

Total Assets	492,968,658

Liabilities:
Payable for investments purchased	11,640,396
Distributions payable	137,235
Payable for capital shares redeemed	670,218
Payable upon return of securities loaned (Note 2)	508,750
Accrued expenses and other payables:
Investment advisory fees	168,025
Fund administration fees	22,398
Distribution fees	7,825
Administrative servicing fees	130,039
Accounting and transfer agent fees	3,102
Trustee fees	639
Custodian fees	2,943
Compliance program costs (Note 3)	368
Professional fees	26,820
Printing fees	4,317
Other	4,707

Total Liabilities	13,327,782

Net Assets	$479,640,876

Represented by:
Capital	$495,863,171
Accumulated distributions in excess of net investment income	(133,002)
Accumulated net realized losses from investment securities and futures contracts	(2,565,667)
Net unrealized appreciation/(depreciation) in investment securities	(13,517,732)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(5,894)

Net Assets	$479,640,876

80

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)
Net Assets:
Class A Shares	$24,948,679
Class C Shares	4,072,960
Class R6 Shares	70,729,858
Institutional Service Class Shares	379,889,379

Total	$479,640,876

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,409,425
Class C Shares	395,738
Class R6 Shares	6,706,917
Institutional Service Class Shares	36,007,980

Total	45,520,060

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.35
Class C Shares (b)	$10.29
Class R6 Shares	$10.55
Institutional Service Class Shares	$10.55
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.59

Maximum Sales Charge:
Class A Shares	2.25%

*	Includes value of securities on loan of $496,710 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

81

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)
INVESTMENT INCOME:
Interest income	$8,341,109
Income from securities lending (Note 2)	4,517

Total Income	8,345,626

EXPENSES:
Investment advisory fees	1,139,422
Fund administration fees	103,028
Distribution fees Class A	31,579
Distribution fees Class C	17,875
Administrative servicing fees Class A	20,405
Administrative servicing fees Class C	1,907
Administrative servicing fees Institutional Service Class	558,883
Registration and filing fees	29,891
Professional fees	34,617
Printing fees	13,428
Trustee fees	8,490
Custodian fees	10,163
Accounting and transfer agent fees	11,150
Compliance program costs (Note 3)	1,213
Other	7,887

Total Expenses	1,989,938

NET INVESTMENT INCOME	6,355,688

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	(1,463,321)
Expiration or closing of futures contracts (Note 2)	(51,360)

Net realized losses	(1,514,681)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	(17,487,484)
Futures contracts (Note 2)	(5,894)

Net change in unrealized appreciation/depreciation	(17,493,378)

Net realized/unrealized losses	(19,008,059)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,652,371)

The accompanying notes are an integral part of these financial statements.

82

Statements of Changes in Net Assets

	Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$6,355,688	$10,443,663
Net realized losses	(1,514,681)	(457,196)
Net change in unrealized appreciation/depreciation	(17,493,378)	(6,372,472)

Change in net assets resulting from operations	(12,652,371)	3,613,995

Distributions to Shareholders From:
Net investment income:
Class A	(268,760)	(548,957)
Class B	—	—
Class C	(40,828)	(100,697)
Class R6 (a)	(1,215,824)	(4,374,946)
Institutional Service Class	(4,991,957)	(6,004,485)
Net realized gains:
Class A	(72)	(249,007)
Class C	(15)	(65,553)
Class R6 (a)	(310)	(3,007,038)
Institutional Service Class	(1,322)	(1,940,652)

Change in net assets from shareholder distributions	(6,519,088)	(16,291,335)

Change in net assets from capital transactions	(124,329,450)	59,482,906

Change in net assets	(143,500,909)	46,805,566

Net Assets:
Beginning of period	623,141,785	576,336,219

End of period	$479,640,876	$623,141,785

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(133,002)	$28,679

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,298,281	$2,909,382
Dividends reinvested	257,035	761,399
Cost of shares redeemed	(1,550,509)	(4,891,494)

Total Class A Shares	4,807	(1,220,713)

Class C Shares
Proceeds from shares issued	203,554	354,051
Dividends reinvested	32,873	133,747
Cost of shares redeemed	(1,267,972)	(2,310,555)

Total Class C Shares	(1,031,545)	(1,822,757)

Class R6 Shares (a)
Proceeds from shares issued	8,868,534	36,138,802
Dividends reinvested	276,711	4,659,252
Cost of shares redeemed	(47,961,585)	(251,551,763)

Total Class R6 Shares	(38,816,340)	(210,753,709)

83

Statements of Changes in Net Assets (Continued)

	Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$23,009,286	$323,976,548
Dividends reinvested	4,856,627	7,661,062
Cost of shares redeemed	(112,352,285)	(58,357,525)

Total Institutional Service Class Shares	(84,486,372)	273,280,085

Change in net assets from capital transactions	$(124,329,450)	$59,482,906

SHARE TRANSACTIONS:
Class A Shares
Issued	123,037	272,801
Reinvested	24,455	71,747
Redeemed	(147,257)	(458,069)

Total Class A Shares	235	(113,521)

Class C Shares
Issued	19,469	33,472
Reinvested	3,139	12,704
Redeemed	(121,625)	(218,179)

Total Class C Shares	(99,017)	(172,003)

Class R6 Shares (a)
Issued	817,300	3,322,247
Reinvested	25,846	433,744
Redeemed	(4,487,431)	(23,290,159)

Total Class R6 Shares	(3,644,285)	(19,534,168)

Institutional Service Class Shares
Issued	2,144,918	29,844,503
Reinvested	453,348	707,404
Redeemed	(10,520,976)	(5,356,908)

Total Institutional Service Class Shares	(7,922,710)	25,194,999

Total change in shares	(11,665,777)	5,375,307

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

84

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (c)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.71	0.11	(0.36)	(0.25)	(0.11)	—	(0.11)	$10.35	(2.33%	)	$24,948,679	0.89%	2.07%	0.89%	198.53%
Year Ended October 31, 2017	$10.94	0.21	(0.12)	0.09	(0.22)	(0.10)	(0.32)	$10.71	0.90%		$25,793,140	0.89%	1.95%	0.89%	74.15%
Year Ended October 31, 2016	$10.69	0.21	0.28	0.49	(0.22)	(0.02)	(0.24)	$10.94	4.63%		$27,588,193	0.92%	1.96%	0.92%	57.39%
Year Ended October 31, 2015	$10.85	0.21	(0.08)	0.13	(0.22)	(0.07)	(0.29)	$10.69	1.20%		$24,955,130	0.94%	1.90%	0.94%	43.07%
Period Ended October 31, 2014 (h)	$10.81	0.05	0.05	0.10	(0.06)	—	(0.06)	$10.85	0.89%		$28,261,628	0.97%	1.97%	1.02%	8.04%
Year Ended July 31, 2014	$10.94	0.29	0.15	0.44	(0.31)	(0.26)	(0.57)	$10.81	4.13%		$28,985,479	0.93%	2.71%	0.97%	57.14%
Year Ended July 31, 2013	$11.42	0.27	(0.31)	(0.04)	(0.29)	(0.15)	(0.44)	$10.94	(0.41%	)	$26,524,432	0.97%	2.35%	1.24%	53.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.64	0.09	(0.35)	(0.26)	(0.09)	—	(0.09)	$10.29	(2.46%	)	$4,072,960	1.32%	1.66%	1.32%	198.53%
Year Ended October 31, 2017	$10.87	0.16	(0.12)	0.04	(0.17)	(0.10)	(0.27)	$10.64	0.47%		$5,264,883	1.34%	1.52%	1.34%	74.15%
Year Ended October 31, 2016	$10.62	0.17	0.28	0.45	(0.18)	(0.02)	(0.20)	$10.87	4.22%		$7,248,212	1.34%	1.55%	1.34%	57.39%
Year Ended October 31, 2015	$10.79	0.16	(0.09)	0.07	(0.17)	(0.07)	(0.24)	$10.62	0.67%		$6,683,010	1.39%	1.47%	1.39%	43.07%
Period Ended October 31, 2014 (h)	$10.75	0.04	0.04	0.08	(0.04)	—	(0.04)	$10.79	0.79%		$7,890,606	1.40%	1.56%	1.45%	8.04%
Year Ended July 31, 2014	$10.88	0.24	0.15	0.39	(0.26)	(0.26)	(0.52)	$10.75	3.68%		$8,293,872	1.40%	2.27%	1.42%	57.14%
Year Ended July 31, 2013	$11.36	0.21	(0.30)	(0.09)	(0.24)	(0.15)	(0.39)	$10.88	(0.84%	)	$15,111,946	1.40%	1.92%	1.49%	53.00%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$10.90	0.13	(0.35)	(0.22)	(0.13)	—	(0.13)	$10.55	(2.00%	)	$70,729,858	0.47%	2.41%	0.47%	198.53%
Year Ended October 31, 2017	$11.13	0.25	(0.12)	0.13	(0.26)	(0.10)	(0.36)	$10.90	1.27%		$112,873,555	0.50%	2.27%	0.50%	74.15%
Year Ended October 31, 2016	$10.88	0.25	0.28	0.53	(0.26)	(0.02)	(0.28)	$11.13	4.96%		$332,764,296	0.50%	2.28%	0.50%	57.39%
Year Ended October 31, 2015	$11.05	0.25	(0.09)	0.16	(0.26)	(0.07)	(0.33)	$10.88	1.48%		$78,221,429	0.50%	2.29%	0.50%	43.07%
Period Ended October 31, 2014 (h)	$11.01	0.06	0.05	0.11	(0.07)	—	(0.07)	$11.05	0.96%		$1,357,675	0.59%	2.21%	0.59%	8.04%
Period Ended July 31, 2014 (j)	$11.07	0.29	0.21	0.50	(0.30)	(0.26)	(0.56)	$11.01	4.65%		$10,464	0.60%	3.08%	0.60%	57.14%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2018 (Unaudited)	$10.91	0.12	(0.36)	(0.24)	(0.12)	—	(0.12)	$10.55	(2.22%	)	$379,889,379	0.72%	2.18%	0.72%	198.53%
Year Ended October 31, 2017	$11.14	0.22	(0.11)	0.11	(0.24)	(0.10)	(0.34)	$10.91	1.02%		$479,210,207	0.74%	2.05%	0.74%	74.15%
Year Ended October 31, 2016	$10.89	0.23	0.28	0.51	(0.24)	(0.02)	(0.26)	$11.14	4.72%		$208,735,518	0.73%	2.13%	0.73%	57.39%
Year Ended October 31, 2015	$11.05	0.23	(0.08)	0.15	(0.24)	(0.07)	(0.31)	$10.89	1.42%		$453,413,985	0.69%	2.10%	0.69%	43.07%
Period Ended October 31, 2014 (h)	$11.01	0.06	0.04	0.10	(0.06)	—	(0.06)	$11.05	0.93%		$461,682,944	0.72%	2.17%	0.74%	8.04%
Year Ended July 31, 2014	$11.14	0.32	0.14	0.46	(0.33)	(0.26)	(0.59)	$11.01	4.28%		$405,870,576	0.70%	2.88%	0.74%	57.14%
Year Ended July 31, 2013	$11.62	0.30	(0.31)	(0.01)	(0.32)	(0.15)	(0.47)	$11.14	(0.15%	)	$309,889,434	0.72%	2.60%	0.99%	53.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

85

Fund Overview	Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Asset Allocation†

Corporate Bonds	66.8%
Asset-Backed Securities	16.1%
Mortgage-Backed Securities	6.6%
Collateralized Mortgage Obligations	6.0%
Commercial Mortgage-Backed Securities	1.5%
Foreign Government Securities	1.0%
U.S. Treasury Obligation	0.7%
Futures Contracts††	0.0%
Other assets in excess of liabilities	1.3%
100.0%

Top Industries†††

Banks	15.7%
Oil, Gas & Consumable Fuels	6.9%
Consumer Finance	6.7%
Automobiles	3.3%
Electric Utilities	3.2%
Capital Markets	2.9%
Pharmaceuticals	2.5%
Health Care Providers & Services	2.1%
Insurance	2.0%
Beverages	1.9%
Other Industries	52.8%
100.0%

Top Holdings†††

JPMorgan Chase & Co., 4.25%, 10/15/2020	1.8%
Toyota Auto Receivables Owner Trust, 1.23%, 10/15/2020	1.6%
American Express Credit Account Master Trust, 1.77%, 11/15/2022	1.6%
Nissan Auto Receivables Owner Trust, 1.75%, 10/15/2021	1.5%
GNMA, 1.94%, 10/20/2067	1.5%
Caterpillar Financial Services Corp., 1.90%, 3/22/2019	1.4%
Chase Issuance Trust, 1.49%, 7/15/2022	1.3%
FNMA, 2.50%, 5/1/2023	1.3%
GNMA, 1.84%, 12/20/2067	1.3%
FNMA, 3.00%, 5/1/2024	1.2%
Other Holdings	85.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

86

Shareholder Expense Example	Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund) April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	993.40	3.86	0.78
	Hypothetical	(a)(b)	1,000.00	1,020.93	3.91	0.78
Class C Shares	Actual	(a)	1,000.00	991.00	6.27	1.27
	Hypothetical	(a)(b)	1,000.00	1,018.50	6.36	1.27
Class R6 Shares	Actual	(a)	1,000.00	995.00	2.23	0.45
	Hypothetical	(a)(b)	1,000.00	1,022.56	2.26	0.45
Institutional Service Class Shares	Actual	(a)	1,000.00	993.60	2.62	0.53
	Hypothetical	(a)(b)	1,000.00	1,022.17	2.66	0.53

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

87

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Asset-Backed Securities 16.1%

	Principal Amount	Value

Airlines 0.4%
Delta Air Lines Pass-Through Trust, Series 2011-1, Class A, 5.30%, 4/15/2019	$1,105,996	$1,126,014

Automobiles 10.4%
ACC Trust, Series 2018-1, Class A, 3.70%, 12/21/2020 (a)	270,000	269,996
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.97%, 3/20/2024 (a)	400,000	389,046
CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.48%, 11/15/2022	900,000	890,440
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05%, 12/15/2023 (a)	120,000	118,788
Drive Auto Receivables Trust, Series 2018-1, Class B, 2.88%, 2/15/2022	1,930,000	1,924,389
Exeter Automobile Receivables Trust
Series 2018-1A, Class B, 2.75%, 4/15/2022 (a)	410,000	406,256
Series 2018-2A, Class B, 3.27%, 5/16/2022 (a)	800,000	799,303
Ford Credit Auto Owner Trust, Series 2017-A, Class A2A, 1.33%, 12/15/2019	2,083,334	2,076,552
Hyundai Auto Receivables Trust, Series 2016-B, Class A3, 1.29%, 4/15/2021	3,000,000	2,956,636
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.22%, 2/15/2023 (a)	610,000	608,043
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3, 1.32%, 1/15/2021	3,045,144	3,016,156
Series 2017-B, Class A3, 1.75%, 10/15/2021	4,600,000	4,525,200
Santander Drive Auto Receivables Trust
Series 2018-1, Class B, 2.63%, 7/15/2022	630,000	625,375
Series 2018-2, Class B, 3.03%, 9/15/2022	820,000	818,269
Toyota Auto Receivables Owner Trust
Series 2016-D, Class A3, 1.23%, 10/15/2020	4,800,000	4,749,076
Series 2017-A, Class A3, 1.73%, 2/16/2021	3,500,000	3,461,723
United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.76%, 10/13/2020 (a)	1,535,000	1,529,215
Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.67%, 5/17/2021 (a)	765,000	760,822
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A3, 2.83%, 7/15/2021	805,000	802,242

		30,727,527

Asset-Backed Securities (continued)

	Principal Amount	Value

Credit Card 3.5%
American Express Credit Account Master Trust
Series 2017-3, Class A, 1.77%, 11/15/2022	$4,675,000	$4,581,763
Series 2017-6, Class A, 2.04%, 5/15/2023	2,100,000	2,057,999
Chase Issuance Trust, Series 2016-A4, Class A4, 1.49%, 7/15/2022	4,000,000	3,883,284

		10,523,046

Other 1.5%
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.92%, 12/20/2029 (a)	890,000	876,694
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/2029 (a)	1,965,000	1,960,081
Sofi Consumer Loan Program Trust
Series 2018-1, Class A2, 3.14%, 2/25/2027 (a)	415,000	411,774
Series 2018-2, Class A2, 3.35%, 4/26/2027 (a)	1,240,000	1,245,437

		4,493,986

Student Loan 0.3%
Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 2.25%, 2/25/2042 (a)(b)	876,393	877,079

Total Asset-Backed Securities (cost $48,289,123)		47,747,652

Collateralized Mortgage Obligations 6.0%
FHLMC REMICS
Series 3755, Class AL, 1.50%, 11/15/2020	38,706	38,162
Series 3645, Class EH, 3.00%, 12/15/2020	9,317	9,329
Series 3852, Class EA, 4.50%, 12/15/2021	20,117	20,360
Series 4060, Class EA, 1.75%, 6/15/2022	235,223	229,629
Series 2611, Class HD, 5.00%, 5/15/2023	121,914	126,685
Series 3585, Class LA, 3.50%, 10/15/2024	30,171	30,457
Series 3609, Class LE, 3.00%, 12/15/2024	12,928	12,945
Series 3718, Class BC, 2.00%, 2/15/2025	75,015	74,163
Series 3721, Class PE, 3.50%, 9/15/2040	138,712	139,912
FNMA REMICS
Series 2010-95, Class BK, 1.50%, 2/25/2020	36,218	35,940
Series 2012-99, Class TC, 1.50%, 9/25/2022	310,379	303,195

88

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund) (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value

Series 2012-100, Class WA, 1.50%, 9/25/2027	$381,362	$357,947
Series 2012-93, Class DP, 1.50%, 9/25/2027	361,109	343,234
Series 2010-66, Class QA, 4.50%, 8/25/2039	19,278	19,496
GNMA REMICS
Series 2004-76, Class QA, 4.00%, 1/20/2034	46,159	46,459
Series 2009-66, Class LG, 2.25%, 5/16/2039	28,433	28,274
Series 2009-104, Class KE, 2.50%, 8/16/2039	66,243	64,525
Series 2010-4, Class JC, 3.00%, 8/16/2039	45,536	45,692
Series 2009-88, Class QE, 3.00%, 9/16/2039	184,524	185,113
Series 2011-39, Class NE, 3.50%, 9/16/2039	155,006	155,628
Series 2010-H22, Class FE, 2.04%, 5/20/2059 (b)	414,097	413,793
Series 2010-H02, Class FA, 2.55%, 2/20/2060 (b)	693,042	697,367
Series 2011-H23, Class HA, 3.00%, 12/20/2061	659,752	659,599
Series 2013-H02, Class FD, 2.03%, 12/20/2062 (b)	1,888,851	1,886,658
Series 2013-H14, Class FC, 2.16%, 6/20/2063 (b)	1,846,784	1,850,888
Series 2017-H14, Class FK, 2.26%, 5/20/2067 (b)	1,799,161	1,792,686
Series 2017-H24, Class FJ, 1.94%, 10/20/2067 (b)	4,360,132	4,349,879
Series 2017-H25, Class FD, 1.84%, 12/20/2067 (b)	3,780,136	3,766,478
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.73%, 12/25/2033 (b)	71,101	72,743

Total Collateralized Mortgage Obligations (cost $17,882,461)		17,757,236

Commercial Mortgage-Backed Securities 1.5%
FNMA ACES REMICS, Series 2012-M8, Class A1, 1.54%, 5/25/2022	27,261	26,657
GNMA REMICS, Series 2011-20, Class A, 1.88%, 4/16/2032	6,895	6,885
SCG Trust, Series 2013-SRP1, Class A, 3.55%, 11/15/2026 (a)(b)	520,000	520,000
Starwood Retail Property Trust, Series 2014-STAR, Class A, 3.12%, 11/15/2027 (a)(b)	351,140	351,472
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/2046	2,440,000	2,418,389

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value

Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (b)	$1,015,000	$1,051,627

Total Commercial Mortgage-Backed Securities (cost $4,495,662)		4,375,030

Corporate Bonds 66.8%
Aerospace & Defense 0.6%
United Technologies Corp.,
1.90%, 5/4/2020	1,735,000	1,702,140

Airlines 0.5%
Delta Air Lines, Inc.,
2.60%, 12/4/2020	1,620,000	1,588,972

Automobiles 3.3%
BMW US Capital LLC,
3.45%, 4/12/2023 (a)	1,505,000	1,493,361
Daimler Finance North America LLC,
1.75%, 10/30/2019 (a)	2,500,000	2,455,895
3.35%, 2/22/2023 (a)	300,000	296,135
3.70%, 5/4/2023 (a)	1,225,000	1,222,673
General Motors Co.,
3.50%, 10/2/2018	895,000	898,268
Hyundai Capital America,
2.55%, 4/3/2020 (a)	1,670,000	1,641,467
Nissan Motor Acceptance Corp.,
2.15%, 9/28/2020 (a)	1,735,000	1,691,683

		9,699,482

Banks 15.5%
ANZ New Zealand Int’l Ltd.,
2.75%, 1/22/2021 (a)	1,560,000	1,536,975
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	1,450,000	1,439,292
BNP Paribas SA,
3.50%, 3/1/2023 (a)	1,535,000	1,513,710
3.38%, 1/9/2025 (a)	1,100,000	1,052,992
Canadian Imperial Bank of Commerce,
2.70%, 2/2/2021	1,570,000	1,547,218
Capital One Bank USA NA,
2.25%, 2/13/2019	3,320,000	3,308,176
Citibank NA,
2.10%, 6/12/2020	500,000	490,535
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (c)	650,000	637,872
Citizens Bank NA,
2.20%, 5/26/2020	2,250,000	2,199,165
3.70%, 3/29/2023	620,000	618,797
Commonwealth Bank of Australia,
3.45%, 3/16/2023 (a)	1,360,000	1,351,629
Cooperatieve Rabobank UA,
1.38%, 8/9/2019	3,500,000	3,431,571
Credit Agricole SA,
3.75%, 4/24/2023 (a)	1,195,000	1,185,260

89

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund) (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
JPMorgan Chase & Co.,
4.25%, 10/15/2020	$5,000,000	$5,130,331
KeyCorp,
2.30%, 12/13/2018	3,500,000	3,495,574
Mitsubishi UFJ Financial Group, Inc.,
2.67%, 7/25/2022	1,235,000	1,193,910
3.46%, 3/2/2023	1,500,000	1,488,868
National Bank of Canada,
2.15%, 6/12/2020	2,000,000	1,961,406
PNC Bank NA,
2.25%, 7/2/2019	3,300,000	3,280,738
Santander Holdings USA, Inc.,
3.70%, 3/28/2022	1,800,000	1,784,175
Santander UK plc,
2.50%, 1/5/2021	880,000	863,155
Societe Generale SA,
3.25%, 1/12/2022 (a)	1,770,000	1,742,780
SunTrust Bank,
2.25%, 1/31/2020	1,735,000	1,712,858
(ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021 (c)	1,545,000	1,530,252
Westpac Banking Corp.,
2.65%, 1/25/2021	1,445,000	1,427,288

		45,924,527

Beverages 1.9%
Bacardi Ltd.,
4.45%, 5/15/2025 (a)	1,025,000	1,021,369
Constellation Brands, Inc.,
2.25%, 11/6/2020	1,635,000	1,597,836
Molson Coors Brewing Co.,
2.25%, 3/15/2020	2,970,000	2,918,379

		5,537,584

Biotechnology 1.2%
AbbVie, Inc.,
1.80%, 5/14/2018	2,060,000	2,059,670
Amgen, Inc.,
2.20%, 5/11/2020	1,665,000	1,638,044

		3,697,714

Building Products 0.0%†
American Woodmark Corp.,
4.88%, 3/15/2026 (a)	95,000	91,675

Capital Markets 2.9%
Bank of New York Mellon Corp. (The),
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (c)	1,770,000	1,714,003
Deutsche Bank AG,
2.70%, 7/13/2020	1,565,000	1,534,741
3.95%, 2/27/2023	216,000	212,834
Goldman Sachs Group, Inc. (The),
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	835,000	814,312
Lehman Brothers Holdings, Inc.,
5.63%, 1/24/2013 *	500,000	16,250
Macquarie Group Ltd.,
(ICE LIBOR USD 3 Month + 1.33%), 4.15%, 3/27/2024 (a)(c)	905,000	901,071

Corporate Bonds (continued)

	Principal Amount	Value

Capital Markets (continued)
State Street Corp.,
1.95%, 5/19/2021	$1,700,000	$1,645,866
UBS AG,
2.20%, 6/8/2020 (a)	1,770,000	1,732,899

		8,571,976

Chemicals 1.1%
Dow Chemical Co. (The),
8.55%, 5/15/2019	2,300,000	2,435,552
PPG Industries, Inc.,
3.75%, 3/15/2028	860,000	852,776

		3,288,328

Consumer Finance 6.6%
American Express Co.,
(ICE LIBOR USD 3 Month + 0.65%), 2.61%, 2/27/2023 (c)	1,505,000	1,505,684
American Express Credit Corp.,
1.88%, 5/3/2019	1,500,000	1,488,373
American Honda Finance Corp.,
2.00%, 2/14/2020	1,670,000	1,643,789
Caterpillar Financial Services Corp.,
1.90%, 3/22/2019	3,995,000	3,974,019
Ford Motor Credit Co. LLC,
1.90%, 8/12/2019	3,345,000	3,292,610
General Motors Financial Co., Inc.,
3.55%, 4/9/2021	1,055,000	1,054,214
(ICE LIBOR USD 3 Month + 0.99%), 3.31%, 1/5/2023 (c)	1,445,000	1,452,514
Harley-Davidson Financial Services, Inc.,
3.35%, 2/15/2023 (a)	1,180,000	1,156,015
Navient Corp.,
6.63%, 7/26/2021	1,080,000	1,122,012
PACCAR Financial Corp.,
1.20%, 8/12/2019	1,500,000	1,471,663
Springleaf Finance Corp.,
5.25%, 12/15/2019	1,120,000	1,133,978
Toyota Motor Credit Corp.,
2.70%, 1/11/2023	310,000	301,585

		19,596,456

Containers & Packaging 0.1%
Crown Americas LLC,
4.75%, 2/1/2026 (a)	415,000	400,475

Diversified Financial Services 0.7%
Shell International Finance BV,
1.38%, 9/12/2019	2,000,000	1,964,578

Electric Utilities 3.2%
American Electric Power Co., Inc.,
2.15%, 11/13/2020	1,635,000	1,592,357
Edison International,
2.13%, 4/15/2020	1,735,000	1,701,008
Georgia Power Co.,
Series C, 2.00%, 9/8/2020	1,800,000	1,756,467
Korea Southern Power Co. Ltd.,
3.00%, 1/29/2021 (a)	1,270,000	1,254,989

90

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund) (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Electric Utilities (continued)
MidAmerican Energy Co.,
2.40%, 3/15/2019	$3,160,000	$3,150,655

		9,455,476

Electrical Equipment 0.2%
ABB Finance USA, Inc.,
3.38%, 4/3/2023	650,000	647,599

Energy Equipment & Services 0.1%
Schlumberger Finance Canada Ltd.,
2.65%, 11/20/2022 (a)	385,000	374,027

Equity Real Estate Investment Trusts (REITs) 1.3%
Digital Realty Trust LP,
2.75%, 2/1/2023	1,235,000	1,174,549
iStar, Inc.,
4.63%, 9/15/2020	1,235,000	1,230,369
Simon Property Group LP,
2.63%, 6/15/2022	1,165,000	1,126,405
Ventas Realty LP,
4.00%, 3/1/2028	385,000	370,845

		3,902,168

Food & Staples Retailing 1.6%
CVS Health Corp.,
3.70%, 3/9/2023	2,295,000	2,282,580
Kroger Co. (The),
1.50%, 9/30/2019	2,430,000	2,380,011

		4,662,591

Food Products 0.8%
Conagra Brands, Inc.,
(ICE LIBOR USD 3 Month + 0.50%), 2.83%, 10/9/2020 (c)	200,000	200,240
Kraft Heinz Foods Co.,
(ICE LIBOR USD 3 Month + 0.57%), 2.38%, 2/10/2021 (c)	1,225,000	1,227,309
Pilgrim’s Pride Corp.,
5.75%, 3/15/2025 (a)	1,070,000	1,045,925

		2,473,474

Gas Utilities 0.5%
CenterPoint Energy Resources Corp.,
3.55%, 4/1/2023	1,495,000	1,487,170

Health Care Equipment & Supplies 1.2%
Becton Dickinson and Co.,
(ICE LIBOR USD 3 Month + 0.88%), 2.94%, 12/29/2020 (c)	1,440,000	1,443,629
Hologic, Inc.,
4.38%, 10/15/2025 (a)	660,000	635,250
Zimmer Biomet Holdings, Inc.,
(ICE LIBOR USD 3 Month + 0.75%), 2.93%, 3/19/2021 (c)	1,395,000	1,397,351

		3,476,230

Health Care Providers & Services 2.1%
Anthem, Inc.,
4.10%, 3/1/2028	1,490,000	1,460,968

Corporate Bonds (continued)

	Principal Amount	Value

Health Care Providers & Services (continued)
Express Scripts Holding Co.,
4.75%, 11/15/2021	$1,665,000	$1,724,368
Humana, Inc.,
2.50%, 12/15/2020	545,000	535,344
McKesson Corp.,
2.28%, 3/15/2019	2,510,000	2,501,344

		6,222,024

Hotels, Restaurants & Leisure 0.7%
McDonald’s Corp.,
3.35%, 4/1/2023	570,000	568,531
Royal Caribbean Cruises Ltd.,
2.65%, 11/28/2020	1,460,000	1,429,165

		1,997,696

Household Durables 0.5%
DR Horton, Inc.,
2.55%, 12/1/2020	1,170,000	1,148,109
William Lyon Homes, Inc.,
6.00%, 9/1/2023 (a)	340,000	339,623

		1,487,732

Insurance 2.0%
American International Group, Inc.,
2.30%, 7/16/2019	2,500,000	2,478,943
Assurant, Inc.,
4.20%, 9/27/2023	480,000	477,480
AXA Equitable Holdings, Inc.,
3.90%, 4/20/2023 (a)	1,170,000	1,166,014
Metropolitan Life Global Funding I,
2.05%, 6/12/2020 (a)	1,770,000	1,732,085

		5,854,522

Internet & Direct Marketing Retail 0.3%
Netflix, Inc.,
5.88%, 11/15/2028 (a)	1,030,000	1,027,425

Internet Software & Services 0.9%
Baidu, Inc.,
3.88%, 9/29/2023	1,030,000	1,021,444
eBay, Inc.,
2.15%, 6/5/2020	1,670,000	1,638,220

		2,659,664

IT Services 0.8%
DXC Technology Co.,
2.88%, 3/27/2020	1,700,000	1,688,698
IBM Credit LLC,
2.20%, 9/8/2022	620,000	590,631

		2,279,329

Media 1.2%
Discovery Communications LLC,
2.95%, 3/20/2023	1,235,000	1,185,445
DISH DBS Corp.,
5.88%, 7/15/2022	925,000	850,769
Time Warner Cable LLC,
8.25%, 4/1/2019	1,445,000	1,514,053

		3,550,267

91

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund) (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Metals & Mining 0.3%
Commercial Metals Co.,
5.75%, 4/15/2026 (a)	$755,000	$755,944

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc.,
3.63%, 2/1/2021 (a)	240,000	235,800

Multiline Retail 0.2%
Dollar Tree, Inc.,
3.70%, 5/15/2023	510,000	506,276

Oil, Gas & Consumable Fuels 6.8%
Chevron Corp.,
1.56%, 5/16/2019	1,515,000	1,500,654
Diamondback Energy, Inc.,
5.38%, 5/31/2025 (a)	1,125,000	1,140,469
Enbridge Energy Partners LP,
4.38%, 10/15/2020	2,285,000	2,330,031
Enterprise Products Operating LLC,
1.65%, 5/7/2018	2,250,000	2,249,662
2.80%, 2/15/2021	1,035,000	1,022,519
Kinder Morgan Energy Partners LP,
2.65%, 2/1/2019	1,580,000	1,578,802
Kinder Morgan, Inc.,
7.25%, 6/1/2018	1,250,000	1,254,525
Magellan Midstream Partners LP,
6.55%, 7/15/2019	2,200,000	2,288,660
MPLX LP,
3.38%, 3/15/2023	1,560,000	1,535,693
Phillips 66,
(ICE LIBOR USD 3 Month + 0.60%), 2.61%, 2/26/2021 (c)	1,215,000	1,217,349
Targa Resources Partners LP,
5.88%, 4/15/2026 (a)	1,010,000	1,002,627
Transcontinental Gas Pipe Line Co. LLC,
6.05%, 6/15/2018	3,000,000	3,011,180

		20,132,171

Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.,
1.60%, 2/27/2019	2,500,000	2,481,278
Mylan NV,
2.50%, 6/7/2019	1,250,000	1,240,554
Shire Acquisitions Investments Ireland DAC,
1.90%, 9/23/2019	2,535,000	2,490,234
Teva Pharmaceutical Finance Netherlands III BV,
6.00%, 4/15/2024 (a)	1,130,000	1,096,510

		7,308,576

Road & Rail 0.4%
Avolon Holdings Funding Ltd.,
5.50%, 1/15/2023 (a)	1,050,000	1,047,375
Ryder System, Inc.,
3.40%, 3/1/2023	300,000	296,849

		1,344,224

Corporate Bonds (continued)

	Principal Amount	Value

Semiconductors & Semiconductor Equipment 1.2%
QUALCOMM, Inc.,
2.10%, 5/20/2020	$3,475,000	$3,462,561

Software 0.3%
salesforce.com, Inc.,
3.25%, 4/11/2023	1,055,000	1,046,432

Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.,
2.85%, 10/5/2018	2,650,000	2,653,703

Tobacco 0.6%
BAT Capital Corp.,
2.76%, 8/15/2022 (a)	1,770,000	1,702,829

Trading Companies & Distributors 1.5%
Air Lease Corp.,
2.63%, 9/4/2018	3,000,000	3,000,376
Aviation Capital Group LLC,
3.88%, 5/1/2023 (a)	1,475,000	1,472,043

		4,472,419

Wireless Telecommunication Services 0.2%
SK Telecom Co. Ltd.,
3.75%, 4/16/2023 (a)	315,000	313,011
T-Mobile USA, Inc.,
4.50%, 2/1/2026	375,000	360,937

		673,948

Total Corporate Bonds (cost $200,823,457)		197,916,184

Foreign Government Securities 1.0%
JAPAN 0.5%
Japan Bank for International Cooperation,
2.13%, 11/16/2020	1,636,000	1,600,944

SAUDI ARABIA 0.5%
Kingdom of Saudi Arabia,
4.00%, 4/17/2025 (a)	1,480,000	1,458,892

Total Foreign Government Securities (cost $3,097,530)		3,059,836

Mortgage-Backed Securities 6.6%
FHLMC Gold Pool
Pool# E01488 5.00%, 10/1/2018	3,959	4,012
Pool# E01497 5.50%, 11/1/2018	218	219
Pool# G11712 4.50%, 7/1/2020	63,175	63,822
Pool# G18065 5.00%, 7/1/2020	7,812	8,013
Pool# G11723 5.50%, 7/1/2020	17,113	17,458
Pool# G14780 2.50%, 7/1/2023	1,652,894	1,625,435

92

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund) (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# G14899 3.00%, 11/1/2023	$355,335	$354,819
Pool# G13746 4.50%, 1/1/2025	180,398	186,958
Pool# J11719 4.00%, 2/1/2025	60,988	62,745
Pool# G13888 5.00%, 6/1/2025	55,811	58,455
Pool# J12635 4.00%, 7/1/2025	175,390	180,464
Pool# J12604 4.00%, 7/1/2025	171,477	176,405
Pool# G13908 4.00%, 10/1/2025	41,061	42,245
Pool# J19197 3.00%, 5/1/2027	464,300	463,980
Pool# G18437 3.00%, 6/1/2027	556,701	556,318
Pool# C00748 6.00%, 4/1/2029	14,248	15,872
Pool# C01418 5.50%, 10/1/2032	84,525	92,603
Pool# G01740 5.50%, 12/1/2034	46,582	51,050
Pool# G04342 6.00%, 4/1/2038	58,032	64,527
FHLMC Non Gold Pool
Pool# 972136 3.55%, 1/1/2034 (b)	107,661	113,127
Pool# 848191 3.56%, 12/1/2034 (b)	412,592	432,859
FNMA Pool
Pool# 555918 5.50%, 10/1/2018	5	5
Pool# 735930 5.50%, 12/1/2018	209	209
Pool# AB4251 2.50%, 1/1/2022	78,088	76,472
Pool# AQ6703 2.50%, 11/1/2022	1,101,263	1,088,965
Pool# AL3620 2.50%, 5/1/2023	3,899,358	3,855,766
Pool# 981257 5.00%, 5/1/2023	89,431	92,033
Pool# MA1519 3.00%, 7/1/2023	1,413,536	1,415,173
Pool# MA1577 2.50%, 9/1/2023	1,235,250	1,221,403
Pool# AL5434 2.50%, 3/1/2024	1,647,586	1,629,257
Pool# MA1892 3.00%, 5/1/2024	3,514,000	3,515,948
Pool# 931892 4.50%, 9/1/2024	591,733	614,238
Pool# AL0802 4.50%, 4/1/2025	149,442	155,120
Pool# AB2518 4.00%, 3/1/2026	102,585	105,349
Pool# AB4998 3.00%, 4/1/2027	818,307	816,761

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# MA1174 3.00%, 9/1/2027	$122,114	$121,883
Pool# 190307 8.00%, 6/1/2030	1,164	1,364
Pool# 253516 8.00%, 11/1/2030	941	1,105
Pool# 725773 5.50%, 9/1/2034	101,364	111,128
Pool# 815323 3.15%, 1/1/2035 (b)	119,795	124,007
Pool# 811773 5.50%, 1/1/2035	93,100	101,774
GNMA II
Pool Pool# 5080, 4.00%, 6/20/2026	134,973	138,931

Total Mortgage-Backed Securities (cost $20,201,416)		19,758,277

U.S. Treasury Obligation 0.7%
U.S. Treasury Notes, 2.38%, 4/15/2021	2,090,000	2,075,795

Total U.S. Treasury Obligation (cost $2,075,141)		2,075,795

Total Investments (cost $296,864,790) — 98.7%		292,690,010

Other assets in excess of liabilities — 1.3%		3,725,766

NET ASSETS — 100.0%		$296,415,776

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at April 30, 2018 was $51,412,908 which represents 17.34% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 6 for further information. The interest rate shown was the current rate as of April 30, 2018.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2018.

†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

93

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund) (Continued)

ICE	Intercontinental Exchange

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

Futures contracts outstanding as of April 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	60	6/2018	USD	12,722,813	(35,568)

					(35,568)

Short Contracts
U.S. Treasury 10 Year Note	(121)	6/2018	USD	(14,474,626)	132,923

					132,923

					97,355

At April 30, 2018, the Fund had $110,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

94

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)
Assets:
Investment securities, at value (cost $296,864,790)	$292,690,010
Cash	4,323,534
Deposits with broker for futures contracts	110,000
Interest receivable	1,478,507
Receivable for investments sold	4,204,820
Receivable for capital shares issued	132,968
Reimbursement from investment adviser (Note 3)	4,842
Prepaid expenses	36,186

Total Assets	302,980,867

Liabilities:
Payable for investments purchased	6,166,670
Distributions payable	34,338
Payable for capital shares redeemed	139,611
Payable for variation margin on futures contracts	36,902
Accrued expenses and other payables:
Investment advisory fees	85,384
Fund administration fees	19,045
Distribution fees	13,407
Administrative servicing fees	22,184
Accounting and transfer agent fees	8,343
Trustee fees	546
Custodian fees	2,403
Compliance program costs (Note 3)	251
Professional fees	26,227
Printing fees	5,279
Other	4,501

Total Liabilities	6,565,091

Net Assets	$296,415,776

Represented by:
Capital	$308,581,169
Accumulated distributions in excess of net investment income	(174,871)
Accumulated net realized losses from investment securities and futures contracts	(7,913,097)
Net unrealized appreciation/(depreciation) in investment securities	(4,174,780)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	97,355

Net Assets	$296,415,776

95

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)
Net Assets:
Class A Shares	$30,513,677
Class C Shares	11,625,374
Class R6 Shares	210,991,703
Institutional Service Class Shares	43,285,022

Total	$296,415,776

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	3,120,470
Class C Shares	1,174,422
Class R6 Shares	21,538,273
Institutional Service Class Shares	4,419,152

Total	30,252,317

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.78
Class C Shares (b)	$9.90
Class R6 Shares	$9.80
Institutional Service Class Shares	$9.79
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.01

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

96

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)
INVESTMENT INCOME:
Interest income	$3,451,284
Dividend income	510

Total Income	3,451,794

EXPENSES:
Investment advisory fees	543,539
Fund administration fees	74,096
Distribution fees Class A	42,709
Distribution fees Class C	46,964
Administrative servicing fees Class A	13,667
Administrative servicing fees Class C	4,383
Administrative servicing fees Institutional Service Class	19,474
Registration and filing fees	28,731
Professional fees	29,759
Printing fees	14,076
Trustee fees	4,587
Custodian fees	6,058
Accounting and transfer agent fees	16,169
Compliance program costs (Note 3)	633
Other	6,448

Total expenses before expenses reimbursed	851,293

Expenses reimbursed by adviser (Note 3)	(25,764)

Net Expenses	825,529

NET INVESTMENT INCOME	2,626,265

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	(1,045,213)
Expiration or closing of futures contracts (Note 2)	(8,063)

Net realized losses	(1,053,276)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	(3,524,662)
Futures contracts (Note 2)	97,355

Net change in unrealized appreciation/depreciation	(3,427,307)

Net realized/unrealized losses	(4,480,583)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,854,318)

The accompanying notes are an integral part of these financial statements.

97

Statements of Changes in Net Assets

	Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$2,626,265	$4,571,028
Net realized losses	(1,053,276)	(166,208)
Net change in unrealized appreciation/depreciation	(3,427,307)	(1,934,019)

Change in net assets resulting from operations	(1,854,318)	2,470,801

Distributions to Shareholders From:
Net investment income:
Class A	(257,778)	(774,819)
Class C	(62,907)	(101,003)
Class R6 (a)	(1,997,270)	(3,385,490)
Institutional Service Class	(428,538)	(859,207)

Change in net assets from shareholder distributions	(2,746,493)	(5,120,519)

Change in net assets from capital transactions	(36,502,359)	(49,078,015)

Change in net assets	(41,103,170)	(51,727,733)

Net Assets:
Beginning of period	337,518,946	389,246,679

End of period	$296,415,776	$337,518,946

Accumulated distributions in excess of net investment income at end of period	$(174,871)	$(54,643)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$3,994,281	$15,971,148
Dividends reinvested	241,682	574,110
Cost of shares redeemed	(21,891,068)	(38,510,003)

Total Class A Shares	(17,655,105)	(21,964,745)

Class C Shares
Proceeds from shares issued	857,745	2,332,653
Dividends reinvested	59,419	92,801
Cost of shares redeemed	(2,864,582)	(5,111,900)

Total Class C Shares	(1,947,418)	(2,686,446)

Class R6 Shares (a)
Proceeds from shares issued	7,002,226	14,604,490
Dividends reinvested	1,851,368	3,072,429
Cost of shares redeemed	(14,599,251)	(34,292,517)

Total Class R6 Shares	(5,745,657)	(16,615,598)

Institutional Service Class Shares
Proceeds from shares issued	10,790,852	41,575,107
Dividends reinvested	386,104	649,194
Cost of shares redeemed	(22,331,135)	(50,035,527)

Total Institutional Service Class Shares	(11,154,179)	(7,811,226)

Change in net assets from capital transactions	$(36,502,359)	$(49,078,015)

98

Statements of Changes in Net Assets (Continued)

	Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS:
Class A Shares
Issued	405,614	1,606,830
Reinvested	24,584	57,778
Redeemed	(2,215,073)	(3,877,864)

Total Class A Shares	(1,784,875)	(2,213,256)

Class C Shares
Issued	85,977	231,996
Reinvested	5,974	9,224
Redeemed	(287,338)	(508,198)

Total Class C Shares	(195,387)	(266,978)

Class R6 Shares (a)
Issued	709,101	1,466,925
Reinvested	188,044	308,608
Redeemed	(1,482,449)	(3,448,569)

Total Class R6 Shares	(585,304)	(1,673,036)

Institutional Service Class Shares
Issued	1,094,405	4,176,095
Reinvested	39,217	65,218
Redeemed	(2,265,853)	(5,025,815)

Total Institutional Service Class Shares	(1,132,231)	(784,502)

Total change in shares	(3,697,797)	(4,937,772)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

99

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.92	0.07	(0.14)	(0.07)	(0.07)	(0.07)	$9.78	(0.66%	)	$30,513,677	0.78%	1.44%	0.80%	81.37%
Year Ended October 31, 2017	$9.99	0.10	(0.05)	0.05	(0.12)	(0.12)	$9.92	0.48%		$48,678,419	0.78%	1.03%	0.79%	48.34%
Year Ended October 31, 2016	$9.95	0.09	0.06	0.15	(0.11)	(0.11)	$9.99	1.49%		$71,125,657	0.77%	0.87%	0.78%	48.30%
Year Ended October 31, 2015	$10.00	0.07	(0.02)	0.05	(0.10)	(0.10)	$9.95	0.49%		$81,296,544	0.76%	0.74%	0.78%	34.54%
Period Ended October 31, 2014 (h)	$10.00	0.02	—	0.02	(0.02)	(0.02)	$10.00	0.20%		$99,815,537	0.75%	0.67%	0.78%	13.12%
Year Ended July 31, 2014	$10.00	0.07	0.03	0.10	(0.10)	(0.10)	$10.00	0.98%		$43,251,067	0.81%	0.72%	0.86%	52.08%
Year Ended July 31, 2013	$10.11	0.09	(0.07)	0.02	(0.13)	(0.13)	$10.00	0.22%		$44,364,179	0.85%	0.89%	1.19%	62.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.04	0.05	(0.14)	(0.09)	(0.05)	(0.05)	$9.90	(0.90%	)	$11,625,374	1.27%	0.93%	1.28%	81.37%
Year Ended October 31, 2017	$10.11	0.05	(0.05)	—	(0.07)	(0.07)	$10.04	(0.03%	)	$13,758,670	1.28%	0.51%	1.28%	48.34%
Year Ended October 31, 2016	$10.07	0.04	0.06	0.10	(0.06)	(0.06)	$10.11	0.98%		$16,553,778	1.25%	0.38%	1.28%	48.30%
Year Ended October 31, 2015	$10.12	0.03	(0.03)	—	(0.05)	(0.05)	$10.07	0.04%		$17,967,265	1.20%	0.28%	1.28%	34.54%
Period Ended October 31, 2014 (h)	$10.13	—	—	—	(0.01)	(0.01)	$10.12	(0.01%	)	$23,018,402	1.20%	0.20%	1.27%	13.12%
Year Ended July 31, 2014	$10.13	0.03	0.02	0.05	(0.05)	(0.05)	$10.13	0.50%		$19,025,184	1.26%	0.26%	1.30%	52.08%
Year Ended July 31, 2013	$10.24	0.05	(0.07)	(0.02)	(0.09)	(0.09)	$10.13	(0.24%	)	$26,690,172	1.30%	0.44%	1.44%	62.00%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$9.94	0.09	(0.14)	(0.05)	(0.09)	(0.09)	$9.80	(0.50%	)	$210,991,703	0.45%	1.78%	0.47%	81.37%
Year Ended October 31, 2017	$10.01	0.14	(0.06)	0.08	(0.15)	(0.15)	$9.94	0.81%		$219,909,663	0.45%	1.36%	0.45%	48.34%
Year Ended October 31, 2016	$9.97	0.12	0.06	0.18	(0.14)	(0.14)	$10.01	1.82%		$238,167,319	0.45%	1.20%	0.45%	48.30%
Year Ended October 31, 2015	$10.02	0.10	(0.02)	0.08	(0.13)	(0.13)	$9.97	0.80%		$182,244,438	0.45%	1.04%	0.45%	34.54%
Period Ended October 31, 2014 (h)	$10.02	0.02	0.01	0.03	(0.03)	(0.03)	$10.02	0.28%		$263,999,606	0.45%	0.96%	0.46%	13.12%
Period Ended July 31, 2014 (j)	$10.01	0.09	0.03	0.12	(0.11)	(0.11)	$10.02	1.19%		$256,250,943	0.48%	0.99%	0.48%	52.08%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2018 (Unaudited)	$9.94	0.08	(0.14)	(0.06)	(0.09)	(0.09)	$9.79	(0.64%	)	$43,285,022	0.53%	1.69%	0.55%	81.37%
Year Ended October 31, 2017	$10.01	0.13	(0.06)	0.07	(0.14)	(0.14)	$9.94	0.73%		$55,172,194	0.53%	1.28%	0.53%	48.34%
Year Ended October 31, 2016	$9.96	0.11	0.07	0.18	(0.13)	(0.13)	$10.01	1.85%		$63,399,925	0.52%	1.12%	0.52%	48.30%
Year Ended October 31, 2015	$10.01	0.10	(0.02)	0.08	(0.13)	(0.13)	$9.96	0.76%		$91,631,542	0.49%	1.00%	0.49%	34.54%
Period Ended October 31, 2014 (h)	$10.02	0.02	—	0.02	(0.03)	(0.03)	$10.01	0.17%		$95,544,683	0.49%	0.92%	0.49%	13.12%
Year Ended July 31, 2014	$10.02	0.10	0.03	0.13	(0.13)	(0.13)	$10.02	1.26%		$83,068,672	0.54%	1.00%	0.59%	52.08%
Year Ended July 31, 2013	$10.13	0.12	(0.07)	0.05	(0.16)	(0.16)	$10.02	0.48%		$93,527,779	0.59%	1.16%	0.94%	62.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

100

Fund Overview	Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)

Asset Allocation†

Municipal Bonds	98.8%
Short-Term Investment	4.0%
Liabilities in excess of other assets	(2.8)%
100.0%

Top Industries††

Utility	22.9%
Transportation	17.6%
Education	12.0%
Various Purpose	11.5%
School District	9.5%
Tax-Revenue	9.2%
Health	6.7%
Improvement	2.5%
Authority	2.0%
Industrial Development Revenue	1.1%
Other Industries	5.0%
100.0%

Top Holdings††

New Jersey Transportation Trust Fund Authority, Refunding, RB, 5.50%, 12/15/2022	5.0%
New York Thruway Authority, Second Highway and Bridge Trust Fund, RB, 5.00%, 4/1/2021	4.9%
Dreyfus AMT-Free Tax Exempt Cash Management — Institutional Shares, 1.45%	3.9%
Kern Country Water Agency, Improvement District No 4, Refunding, RB, AGM Insured, 5.00%, 5/1/2028	3.8%
Lower Colorado River Authority, RB, 5.00%, 5/15/2022	3.7%
State of Pennsylvania, Turnpike Commission, RB, 5.00%, 12/1/2028	3.0%
Cities of Dallas and Fort Worth, International Airport Revenue, Refunding, RB, 5.00%, 11/1/2022	2.9%
State of Oregon, Article Xi-N Seismic Project, RB, 5.00%, 6/1/2024	2.6%
State of Mississippi, GO, 5.00%, 10/1/2029	2.6%
City of Atlanta, Water & Wastewater Revenue, Refunding, RB, 5.00%, 11/1/2027	2.6%
Other Holdings	65.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

101

Shareholder Expense Example	Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund) April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	983.40	3.93	0.80
	Hypothetical	(a)(b)	1,000.00	1,020.83	4.01	0.80
Class C Shares	Actual	(a)	1,000.00	980.20	6.19	1.26
	Hypothetical	(a)(b)	1,000.00	1,018.55	6.31	1.26
Class R6 Shares	Actual	(a)	1,000.00	985.00	2.31	0.47
	Hypothetical	(a)(b)	1,000.00	1,022.46	2.36	0.47
Institutional Service Class Shares	Actual	(a)	1,000.00	983.80	2.61	0.53
	Hypothetical	(a)(b)	1,000.00	1,022.17	2.66	0.53

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

102

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)

Municipal Bonds 98.8%
	Principal Amount	Value

Alabama 0.9%
Black Belt Energy Gas District, Gas Prepay, RB, Series B-1, 2.16%, 12/1/2048 (a)	$205,000	$205,000

Alaska 2.6%
Alaska State, International Airports Revenue, Refunding, RB
Series A, 5.00%, 10/1/2028	250,000	285,150
Series A, 5.00%, 10/1/2029	250,000	284,432

		569,582

Arizona 1.2%
Arizona Industrial Development Authority, RB
Series G, 3.38%, 7/1/2021 (b)	125,000	123,720
Series F, 4.00%, 7/1/2024	125,000	130,052

		253,772

California 14.1%
California State, GO
5.00%, 10/1/2020	500,000	536,885
5.00%, 8/1/2023	500,000	569,005
California State, Stockton Unified School District, GO, AGM Insured, 5.00%, 7/1/2024	330,000	366,287
Franklin-Mckinley, School District, Refunding, GO, AGM Insured, 5.00%, 8/1/2026	405,000	466,212
Kern Country Water Agency, Improvement District No 4, Refunding, RB, AGM Insured, Series A, 5.00%, 5/1/2028	735,000	862,787
San Diego, Successor Agency to the Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 9/1/2027	250,000	290,707

		3,091,883

Colorado 4.1%
Colorado Educational & Cultural Facilities Authority, Union Colony School Project, RB, 4.00%, 4/1/2028	270,000	281,056
Colorado Health Facilities Authority Revenue Refunding Improvement Bonds, Series B, 5.00%, 5/15/2028	100,000	106,016
Colorado Housing & Finance Authority, Single Family Mortgage, RB, Series B-1, 4.00%, 11/1/2048	80,000	84,341
Denver Colorado City & County School District No. 1, Refunding, GO, NATL Insured, Series A, 5.25%, 12/1/2021	390,000	432,155

		903,568

Florida 1.7%
North Broward Hospital District, RB, Series B, 5.00%, 1/1/2028	200,000	223,366
South Miami Health Facilities Authority, Refunding, RB, 5.00%, 8/15/2027	125,000	145,897

		369,263

Municipal Bonds (continued)
	Principal Amount	Value

Georgia 6.7%
City of Atlanta, Water & Wastewater Revenue, Refunding, RB
5.00%, 11/1/2025	$425,000	$493,115
5.00%, 11/1/2027	500,000	578,395
Development Authority of Fulton County, Tech Facilities, RB, 5.00%, 3/1/2027	175,000	205,677
Main Street Natural Gas, Inc., Gas Supply, RB, Series C, 4.00%, 8/1/2048 (a)	185,000	196,324

		1,473,511

Guam 1.2%
Guam Education Financing Foundation, Refunding, COP, Series A, 5.00%, 10/1/2021	40,000	42,403
Guam Government Waterworks Authority, Waste Water System Revenue, Refunding, RB, 5.00%, 7/1/2029	200,000	220,196

		262,599

Hawaii 2.4%
Honolulu City and County, Wastewater System Revenue, Refunding, RB, Series B, 5.00%, 7/1/2020	505,000	537,689

Idaho 2.2%
Boise State University, Refunding, RB, Series A, 5.00%, 4/1/2024	425,000	483,565

Illinois 5.9%
Chicago Board of Education Dedicated Capital Improvement Tax Bonds, RB, 5.00%, 4/1/2033	300,000	325,107
Chicago Board of Education Unlimited Tax, Refunding, GO, Series C, 5.00%, 12/1/2030	200,000	202,882
Chicago Board of Education, Capital Appreciation, School Reform, GO, NATL Insured, Series B-1, 0.00%, 12/1/2028 (c)	25,000	15,435
Cook County Illinois Community College District No. 508, GO, BAM Insured, 5.25%, 12/1/2025	165,000	185,023
Cook County Illinois Community College District No. 508, Unlimited Tax, GO, BAM Insured, 5.00%, 12/1/2032	150,000	165,605
Illinois Finance Authority, Student Housing and Academic Facility, RB, Series A, 5.00%, 2/15/2029	100,000	109,392
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 6/1/2027	30,000	34,184
State of Illinois, GO
5.00%, 6/1/2020	100,000	103,307
Series D, 5.00%, 11/1/2027	150,000	156,216

		1,297,151

103

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund) (Continued)

Municipal Bonds (continued)
	Principal Amount	Value

Iowa 0.3%
Iowa Finance Authority, Single Family Mortgage, RB, Series A, 4.00%, 7/1/2047	$55,000	$57,982

Kansas 0.5%
City of Wichita, Health Care Facilities, Presbyterian Manors, Inc. Obligation Group, RB, Series I, 5.00%, 5/15/2028	100,000	106,732

Kentucky 0.7%
Jefferson County Metropolitan Government, College Improvement, Refunding, RB, Series A, 4.00%, 5/1/2027	150,000	153,180

Maryland 0.5%
Maryland Economic Development Corporation, Refunding, RB, Series A, 5.00%, 6/1/2024	100,000	111,332

Massachusetts 1.5%
Massachusetts Development Finance Agency, Refunding, RB
4.00%, 10/1/2027 (b)	100,000	102,045
Series S-1, 5.00%, 7/1/2029	200,000	234,248

		336,293

Mississippi 2.7%
State of Mississippi, GO, Series A, 5.00%, 10/1/2029	500,000	589,560

Nebraska 0.7%
Central Plains Energy Gas Project, Refunding, RB, Series A, 5.00%, 9/1/2030	125,000	144,592

New Jersey 7.5%
New Jersey Economic Development Authority, Refunding, RB, AGM Insured, 5.00%, 6/1/2029	150,000	171,255
New Jersey Transportation Trust Fund Authority, RB, AMBAC Insured, Series B, 5.25%, 12/15/2023	125,000	139,304
New Jersey Transportation Trust Fund Authority, Refunding, RB, Series A, 5.50%, 12/15/2022	1,020,000	1,117,665
Tobacco Settlement Financing Corp., RB, Series A, 5.00%, 6/1/2027	200,000	227,832

		1,656,056

New Mexico 0.3%
New Mexico Mortgage Finance Authority, Single Family Mortgage, RB, Series A-1, 4.00%, 1/1/2049	65,000	68,554

New York 6.9%
New York Dormitory Authority, RB, 5.00%, 7/1/2028	150,000	178,106
New York Thruway Authority, Second Highway and Bridge Trust Fund, RB, Series B, 5.00%, 4/1/2021	1,075,000	1,106,723

Municipal Bonds (continued)
	Principal Amount	Value

New York (continued)
New York Transportation Development Corp., Special Facilities, LaGuardia Airport Terminals C&D Redevelopment Project, RB, 5.00%, 1/1/2028	$200,000	$225,804

		1,510,633

North Carolina 0.6%
North Carolina Capital Facilities Finance Agency, Educational Facilities, Meredith College, RB, 5.00%, 6/1/2025	125,000	140,076

Oklahoma 0.1%
Oklahoma Development Finance Authority, Health System, OU Medicine Project, RB, Series B, 5.00%, 8/15/2029	25,000	28,146

Oregon 3.2%
Clackamas County Hospital Facility Authority, Senior Living Willamette View Project, RB, Series A, 4.00%, 5/15/2027	100,000	103,608
State of Oregon, Article Xi-N Seismic Project, RB, Series D, 5.00%, 6/1/2024	515,000	591,586

		695,194

Pennsylvania 6.1%
Commonwealth Financing Authority, Tobacco Master Settlement Payment, RB, 5.00%, 6/1/2029	150,000	170,746
Philadelphia Pennsylvania Airport, Refunding, RB
Series B, 5.00%, 7/1/2022	45,000	49,590
Series B, 5.00%, 7/1/2023	120,000	133,951
School District of Philadelphia, GO, Series A, 5.00%, 9/1/2028	200,000	226,366
Scranton School District, GO, 2.13%, 4/1/2031 (a)	75,000	75,083
State of Pennsylvania, Turnpike Commission, RB, Series B, 5.00%, 12/1/2028	600,000	682,554

		1,338,290

Puerto Rico 4.9%
Puerto Rico Commonwealth Highway and Transportation Authority, Unrefunded Balance, RB, NATL Insured, Series J, 5.00%, 7/1/2029	150,000	146,730
Puerto Rico Commonwealth Improvement Refunding Bonds, GO, AGM Insured, Series A-4, 5.00%, 7/1/2031	155,000	160,437
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax, RB, AMBAC Insured, Series A, 0.00%, 7/1/2029 (c)	250,000	135,810
Puerto Rico Commonwealth Unrefunded Balance, GO, AGM Insured, 5.13%, 7/1/2030	205,000	206,244

104

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund) (Continued)

Municipal Bonds (continued)

	Principal Amount	Value

Puerto Rico (continued)
Puerto Rico Commonwealth, Public Improvement Refunding, GO, NATL Insured, Series C-7, 6.00%, 7/1/2027	$100,000	$100,166
Puerto Rico Electric Power Authority, RB, NATL Insured, Series NN, 5.25%, 7/1/2023	160,000	163,981
Puerto Rico Electric Power Authority, Refunding, RB, AGM Insured, Series UU, 5.00%, 7/1/2024	155,000	155,433

		1,068,801

Texas 13.7%
Cities of Dallas and Fort Worth, International Airport Revenue, Refunding, RB, Series F, 5.00%, 11/1/2022	585,000	650,795
City of Waco, Combination Tax and Revenue Certificates of Obligation, GO, 5.00%, 2/1/2027	200,000	236,302
Irving Hospital Authority, Baylor Scott and White Medical Center, RB, Series A, 5.00%, 10/15/2028	150,000	166,746
Lone Star College System, Limited Tax, GO, 5.00%, 2/15/2027	200,000	232,556
Lower Colorado River Authority, RB, 5.00%, 5/15/2022	800,000	825,152
New Hope Cultural Education Facilities Finance Corporation, Capital Improvement, Woman’s Unified Housing Project, RB, AGM Insured, Series A-1, 5.00%, 7/1/2029	150,000	168,378
New Hope Cultural Education Facilities Finance Corporation, Student Housing, RB, Series A, 5.00%, 4/1/2028	150,000	166,854
San Antonio, Water Revenue, Refunding, RB, 5.00%, 5/15/2023	500,000	553,375

		3,000,158

Washington 3.9%
King County, Issaquah School District No. 415, Refunding, GO, 5.00%, 12/1/2024	500,000	570,195
Port Seattle, Intermediate Lien, RB, Series A, 5.00%, 4/1/2025	250,000	284,912

		855,107

West Virginia 1.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Wheeling Power Company - Mitchell Project, RB, Series A, 3.00%, 6/1/2037 (a)	250,000	248,298

Wisconsin 0.6%
Wisconsin Health & Educational Facilities Authority, St. John’s Communities, Inc. Project, RB, Series A, 4.00%, 9/15/2027	125,000	126,079

Total Municipal Bonds (cost $21,790,404)		21,682,646

Short-Term Investment 4.0%

	Shares	Value

Money Market Fund 4.0%
Dreyfus AMT-Free Tax Exempt Cash Management — Institutional Shares, 1.45% (d)	876,518	$876,518

Total Short-Term Investment (cost $876,496)		876,518

Total Investments (cost $22,666,900) (e) — 102.8%		22,559,164

Liabilities in excess of other assets — (2.8)%		(613,931)

NET ASSETS — 100.0%		$21,945,233

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 6 for further information. The interest rate shown was the current rate as of April 30, 2018.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at April 30, 2018 was $225,765 which represents 1.03% of net assets.

(c)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

(d)	Represents 7-day effective yield as of April 30, 2018.

(e)	Assured Guaranty Municipal Corp. has either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At April 30, 2018, the percentage attributed to Assured Guaranty Municipal Corp. was 11.33%.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

BAM	Build America Mutual

COP	Certificates of Participation

GO	General Obligation

NATL	National Public Finance Guarantee Corp.

RB	Revenue Bond

The accompanying notes are an integral part of these financial statements.

105

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)
Assets:
Investment securities, at value (cost $22,666,900)	$22,559,164
Interest and dividends receivable	271,209
Receivable for capital shares issued	586
Reimbursement from investment adviser (Note 3)	17,745
Prepaid expenses	34,289

Total Assets	22,882,993

Liabilities:
Payable for investments purchased	741,366
Distributions payable	18,733
Payable for capital shares redeemed	123,955
Accrued expenses and other payables:
Investment advisory fees	8,294
Fund administration fees	14,196
Distribution fees	2,809
Administrative servicing fees	1,594
Accounting and transfer agent fees	2,392
Trustee fees	64
Custodian fees	450
Compliance program costs (Note 3)	27
Professional fees	20,462
Other	3,418

Total Liabilities	937,760

Net Assets	$21,945,233

Represented by:
Capital	$22,269,910
Accumulated undistributed net investment income	621
Accumulated net realized losses from investment securities	(217,562)
Net unrealized appreciation/(depreciation) in investment securities	(107,736)

Net Assets	$21,945,233

Net Assets:
Class A Shares	$5,753,641
Class C Shares	2,562,267
Class R6 Shares	7,701,050
Institutional Service Class Shares	5,928,275

Total	$21,945,233

106

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	558,811
Class C Shares	248,508
Class R6 Shares	747,748
Institutional Service Class Shares	575,371

Total	2,130,438

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.30
Class C Shares (b)	$10.31
Class R6 Shares	$10.30
Institutional Service Class Shares	$10.30
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.54

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

107

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)
INVESTMENT INCOME:
Interest income	$326,059
Dividend income	2,041

Total Income	328,100

EXPENSES:
Investment advisory fees	58,186
Fund administration fees	43,716
Distribution fees Class A	7,453
Distribution fees Class C	10,025
Administrative servicing fees Class A	2,279
Administrative servicing fees Class C	559
Administrative servicing fees Institutional Service Class	1,917
Registration and filing fees	27,823
Professional fees	20,749
Printing fees	6,018
Trustee fees	399
Custodian fees	424
Accounting and transfer agent fees	7,111
Compliance program costs (Note 3)	54
Other	3,409

Total expenses before earnings credit and expenses reimbursed	190,122

Earnings credit (Note 4)	(101)
Expenses reimbursed by adviser (Note 3)	(107,123)

Net Expenses	82,898

NET INVESTMENT INCOME	245,202

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from transactions in investment securities	(217,236)
Net change in unrealized appreciation/depreciation in the value of investment securities	(457,036)

Net realized/unrealized losses	(674,272)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(429,070)

The accompanying notes are an integral part of these financial statements.

108

Statements of Changes in Net Assets

	Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$245,202	$632,419
Net realized gains (losses)	(217,236)	272,645
Net change in unrealized appreciation/depreciation	(457,036)	(951,259)

Change in net assets resulting from operations	(429,070)	(46,195)

Distributions to Shareholders From:
Net investment income:
Class A	(52,246)	(121,326)
Class C	(17,161)	(34,266)
Class R6 (a)	(107,937)	(326,688)
Institutional Service Class	(67,275)	(149,827)
Net realized gains:
Class A	(55,355)	(353,626)
Class C	(26,114)	(112,045)
Class R6 (a)	(121,501)	(728,947)
Institutional Service Class	(69,695)	(295,510)

Change in net assets from shareholder distributions	(517,284)	(2,122,235)

Change in net assets from capital transactions	(7,544,214)	(21,155,777)

Change in net assets	(8,490,568)	(23,324,207)

Net Assets:
Beginning of period	30,435,801	53,760,008

End of period	$21,945,233	$30,435,801

Accumulated undistributed net investment income at end of period	$621	$38

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$683,392	$11,279,011
Dividends reinvested	101,031	425,565
Cost of shares redeemed	(1,737,050)	(14,728,234)

Total Class A Shares	(952,627)	(3,023,658)

Class C Shares
Proceeds from shares issued	79,981	2,064,528
Dividends reinvested	40,380	135,636
Cost of shares redeemed	(478,346)	(3,192,914)

Total Class C Shares	(357,985)	(992,750)

Class R6 Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	94,135	559,036
Cost of shares redeemed	(4,829,401)	(14,001,545)

Total Class R6 Shares	(4,735,266)	(13,442,509)

109

Statements of Changes in Net Assets

	Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$181,069	$2,859,335
Dividends reinvested	112,086	392,935
Cost of shares redeemed	(1,791,491)	(6,949,130)

Total Institutional Service Class Shares	(1,498,336)	(3,696,860)

Change in net assets from capital transactions	$(7,544,214)	$(21,155,777)

SHARE TRANSACTIONS:
Class A Shares
Issued	65,108	1,070,603
Reinvested	9,654	40,850
Redeemed	(164,589)	(1,403,406)

Total Class A Shares	(89,827)	(291,953)

Class C Shares
Issued	7,687	197,000
Reinvested	3,851	13,012
Redeemed	(45,285)	(302,460)

Total Class C Shares	(33,747)	(92,448)

Class R6 Shares (a)
Issued	–	–
Reinvested	8,952	53,941
Redeemed	(463,048)	(1,332,883)

Total Class R6 Shares	(454,096)	(1,278,942)

Institutional Service Class Shares
Issued	17,268	268,871
Reinvested	10,696	37,637
Redeemed	(170,698)	(654,657)

Total Institutional Service Class Shares	(142,734)	(348,149)

Total change in shares	(720,404)	(2,011,492)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

110

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.67	0.09	(0.27)	(0.18)	(0.09)	(0.10)	(0.19)	$10.30	(1.66%	)	$5,753,641	0.80%	1.76%	1.63%	36.64%
Year Ended October 31, 2017	$11.05	0.15	(0.08)	0.07	(0.15)	(0.30)	(0.45)	$10.67	0.75%		$6,921,717	0.79%	1.43%	1.33%	33.65%
Year Ended October 31, 2016	$11.22	0.18	0.01	0.19	(0.18)	(0.18)	(0.36)	$11.05	1.78%		$10,394,977	0.78%	1.65%	1.14%	27.59%
Year Ended October 31, 2015	$11.51	0.23	(0.10)	0.13	(0.22)	(0.20)	(0.42)	$11.22	1.24%		$9,847,376	0.77%	2.00%	1.10%	13.50%
Period Ended October 31, 2014 (h)	$11.45	0.06	0.06	0.12	(0.06)	–	(0.06)	$11.51	1.07%		$12,681,242	0.77%	2.15%	1.27%	2.33%
Year Ended July 31, 2014	$11.32	0.26	0.24	0.50	(0.26)	(0.11)	(0.37)	$11.45	4.49%		$13,921,742	0.77%	2.28%	1.14%	10.35%
Year Ended July 31, 2013	$11.78	0.28	(0.42)	(0.14)	(0.28)	(0.04)	(0.32)	$11.32	(1.23%	)	$17,914,754	0.77%	2.37%	1.32%	27.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.69	0.07	(0.28)	(0.21)	(0.07)	(0.10)	(0.17)	$10.31	(1.98%	)	$2,562,267	1.26%	1.29%	2.10%	36.64%
Year Ended October 31, 2017	$11.07	0.10	(0.08)	0.02	(0.10)	(0.30)	(0.40)	$10.69	0.28%		$3,016,215	1.26%	0.96%	1.80%	33.65%
Year Ended October 31, 2016	$11.24	0.13	0.01	0.14	(0.13)	(0.18)	(0.31)	$11.07	1.31%		$4,146,607	1.24%	1.18%	1.62%	27.59%
Year Ended October 31, 2015	$11.52	0.17	(0.08)	0.09	(0.17)	(0.20)	(0.37)	$11.24	0.87%		$3,869,972	1.22%	1.55%	1.60%	13.50%
Period Ended October 31, 2014 (h)	$11.47	0.05	0.05	0.10	(0.05)	–	(0.05)	$11.52	0.87%		$4,464,546	1.22%	1.70%	1.76%	2.33%
Year Ended July 31, 2014	$11.33	0.21	0.25	0.46	(0.21)	(0.11)	(0.32)	$11.47	4.11%		$4,787,696	1.22%	1.83%	1.57%	10.35%
Year Ended July 31, 2013	$11.79	0.23	(0.42)	(0.19)	(0.23)	(0.04)	(0.27)	$11.33	(1.68%	)	$7,230,375	1.22%	1.92%	1.57%	27.00%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$10.67	0.11	(0.27)	(0.16)	(0.11)	(0.10)	(0.21)	$10.30	(1.50%	)	$7,701,050	0.47%	2.06%	1.29%	36.64%
Year Ended October 31, 2017	$11.06	0.19	(0.09)	0.10	(0.19)	(0.30)	(0.49)	$10.67	0.99%		$12,829,191	0.47%	1.75%	1.01%	33.65%
Year Ended October 31, 2016	$11.23	0.22	0.01	0.23	(0.22)	(0.18)	(0.40)	$11.06	2.09%		$27,426,922	0.47%	1.92%	0.84%	27.59%
Year Ended October 31, 2015	$11.51	0.26	(0.08)	0.18	(0.26)	(0.20)	(0.46)	$11.23	1.62%		$10,744	0.47%	2.29%	0.80%	13.50%
Period Ended October 31, 2014 (h)	$11.46	0.07	0.05	0.12	(0.07)	–	(0.07)	$11.51	1.06%		$10,574	0.47%	2.45%	0.97%	2.33%
Period Ended July 31, 2014 (j)	$11.31	0.25	0.26	0.51	(0.25)	(0.11)	(0.36)	$11.46	4.61%		$10,461	0.47%	2.55%	0.80%	10.35%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2018 (Unaudited)	$10.68	0.10	(0.27)	(0.17)	(0.11)	(0.10)	(0.21)	$10.30	(1.62%	)	$5,928,275	0.53%	2.02%	1.36%	36.64%
Year Ended October 31, 2017	$11.06	0.18	(0.08)	0.10	(0.18)	(0.30)	(0.48)	$10.68	1.01%		$7,668,678	0.53%	1.69%	1.07%	33.65%
Year Ended October 31, 2016	$11.23	0.22	–	0.22	(0.21)	(0.18)	(0.39)	$11.06	2.05%		$11,791,502	0.52%	1.97%	0.85%	27.59%
Year Ended October 31, 2015	$11.51	0.25	(0.08)	0.17	(0.25)	(0.20)	(0.45)	$11.23	1.57%		$48,974,767	0.52%	2.24%	0.81%	13.50%
Period Ended October 31, 2014 (h)	$11.46	0.07	0.05	0.12	(0.07)	–	(0.07)	$11.51	1.04%		$51,686,161	0.52%	2.40%	1.00%	2.33%
Year Ended July 31, 2014	$11.33	0.29	0.24	0.53	(0.29)	(0.11)	(0.40)	$11.46	4.75%		$51,952,550	0.52%	2.53%	0.87%	10.35%
Year Ended July 31, 2013	$11.78	0.31	(0.41)	(0.10)	(0.31)	(0.04)	(0.35)	$11.33	(0.89%	)	$63,170,658	0.52%	2.62%	1.07%	27.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

111

Fund Overview	Nationwide Ziegler Wisconsin Tax Exempt Fund

Asset Allocation†

Municipal Bonds	96.8%
Short-Term Investment	2.4%
Other assets in excess of liabilities	0.8%
100.0%

Top Industries††

Tax-Revenue	39.0%
Education	17.1%
Building	13.4%
Health	10.0%
Housing	9.0%
Economic Development Revenue	3.4%
Authority	2.2%
Industrial Development Revenue	2.0%
Corporate Purpose	1.5%
Other Industries	2.4%
100.0%

Top Holdings††

Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured, 5.50%, 12/15/2026	7.8%
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB, 5.00%, 10/1/2034	6.9%
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB, 2.60%, 9/1/2021	4.8%
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, 4.40%, 7/1/2038	4.4%
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 2/15/2039	4.3%
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB, 2.75%, 9/1/2022	4.1%
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured, 4.10%, 4/1/2032	3.8%
Wisconsin Center District Appropriation, Milwaukee Arena Project, RB, 4.00%, 12/15/2034	3.4%
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB, 3.85%, 9/1/2020	3.3%
Milwaukee, Redevelopment Authority Revenue, Summerfest Project, RB, 5.00%, 8/1/2030	3.0%
Other Holdings	54.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

112

Shareholder Expense Example	Nationwide Ziegler Wisconsin Tax Exempt Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Ziegler Wisconsin Tax Exempt Fund April 30, 2018			Beginning Account Value ($) 11/01/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/01/17 - 4/30/18	Expense Ratio During Period (%) 11/01/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,003.50	4.42	0.89
	Hypothetical	(a)(b)	1,000.00	1,020.38	4.46	0.89
Class C Shares	Actual	(a)	1,000.00	999.90	6.94	1.40
	Hypothetical	(a)(b)	1,000.00	1,017.85	7.00	1.40
Class R6 Shares	Actual	(a)	1,000.00	1,005.00	2.98	0.60
	Hypothetical	(a)(b)	1,000.00	1,021.82	3.01	0.60
Institutional Service Class Shares	Actual	(a)	1,000.00	1,003.70	3.23	0.65
	Hypothetical	(a)(b)	1,000.00	1,021.57	3.26	0.65

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

113

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds 96.8%

	Principal Amount	Value

Puerto Rico 2.6%
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue, RB
Series A, 5.75%, 8/1/2037 (a)	$1,400,000	$428,750
Series A, 6.38%, 8/1/2039 (a)	3,000,000	918,750
Series A, 6.50%, 8/1/2044 (a)	1,400,000	428,750

		1,776,250

Wisconsin 94.2%
Beloit, Community Development Authority, Lease Revenue, RB
4.70%, 3/1/2021	345,000	345,286
4.75%, 3/1/2022	300,000	300,207
Brookfield Wisconsin Callable Bond, Community Development & Redevelopment Authority, RB
Series A, 3.55%, 6/1/2034	1,340,000	1,341,635
Series A, 3.60%, 6/1/2035	1,530,000	1,533,764
City of Milwaukee, Corporate Purpose, Refunding, GO
Series B6, 2.25%, 4/1/2029	540,000	481,442
Series B6, 2.38%, 4/1/2030	410,000	364,027
Series B6, 2.50%, 4/1/2032	230,000	199,129
Cudahy, Community Development Authority, Redevelopment Lease Revenue, Refunding, RB
Series A, 2.20%, 6/1/2020	250,000	248,887
Series A, 2.40%, 6/1/2021	360,000	357,455
Series A, 2.60%, 6/1/2022	245,000	243,589
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB
Series B, 3.85%, 9/1/2020	2,250,000	2,262,217
2.60%, 9/1/2021	3,250,000	3,268,265
2.75%, 9/1/2022	2,750,000	2,766,033
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB
5.00%, 10/1/2022	1,065,000	1,112,350
5.00%, 10/1/2027	925,000	965,062
5.00%, 10/1/2028	250,000	260,685
5.00%, 10/1/2034	4,500,000	4,682,700
Milwaukee Housing Authority, Multifamily Housing Revenue, Refunding, RB, Series A, 3.63%, 7/1/2035	1,000,000	1,000,900
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured, 4.10%, 4/1/2032	2,500,000	2,576,525
Milwaukee, Redevelopment Authority Revenue, Summerfest Project, RB
4.50%, 8/1/2023	110,000	112,886
4.70%, 8/1/2025	110,000	113,155
5.00%, 8/1/2030	2,000,000	2,064,440
Milwaukee, Redevelopment Lease Authority Revenue, Milwaukee Public Schools, Refunding, RB, Series A, 5.00%, 11/15/2025	1,160,000	1,330,590

Municipal Bonds (continued)

	Principal Amount	Value

Wisconsin (continued)
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 2/15/2039	$2,850,000	$2,939,034
Neenah, Community Development Authority, Lease Revenue, Refunding, RB
4.00%, 12/1/2026	500,000	530,790
4.10%, 12/1/2027	1,000,000	1,062,990
2.55%, 12/1/2028	200,000	191,814
4.20%, 12/1/2028	500,000	534,590
2.65%, 12/1/2029	350,000	338,418
2.75%, 12/1/2030	200,000	190,880
2.85%, 12/1/2031	250,000	238,098
Platteville, Redevelopment Authority, Real Estate Foundation Project, RB, Series A, 5.00%, 7/1/2042	1,000,000	1,026,370
Redevelopment Authority of The City of Kaukauna, Lease Revenue, RB
3.75%, 6/1/2032	425,000	428,149
4.00%, 6/1/2035	375,000	385,001
4.13%, 6/1/2040	375,000	387,199
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, NATL-RE Insured
Series A, 5.50%, 12/15/2020	1,000,000	1,089,400
Series A, 5.50%, 12/15/2021	1,500,000	1,677,375
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured
Series A, 5.50%, 12/15/2023	1,025,000	1,179,447
Series A, 5.50%, 12/15/2026	4,510,000	5,316,974
Sun Prairie, Community Development Authority, Tax Incremental District No. 8, Refunding, RB
Series A, 2.05%, 8/1/2022	750,000	738,330
Series A, 2.25%, 8/1/2023	500,000	495,340
Series A, 2.40%, 8/1/2024	250,000	247,272
Waukesha, Redevelopment Authority, Weldall Manufacturing Inc. Project, RB
4.20%, 12/1/2024	150,000	151,995
4.50%, 12/1/2030	1,200,000	1,217,052
Weston, Community Development Authority, Lease Revenue, Refunding, RB
Series A, 2.85%, 10/1/2030	500,000	474,415
Series A, 3.00%, 10/1/2031	500,000	477,420
Wisconsin Center District Appropriation, Milwaukee Arena Project, RB
4.00%, 12/15/2024	1,000,000	1,073,270
4.00%, 12/15/2034	2,250,000	2,324,025
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB
Series A, 5.00%, 12/15/2029	750,000	804,517
Series A, 5.00%, 12/15/2032	1,000,000	1,062,990

114

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Value

Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority Refunding, The Monroe Clinic, Inc., RB, 4.00%, 2/15/2038	$200,000	$202,262
Wisconsin Health and Educational Facilities Authority, Bellin Memorial Hospital Inc., Refunding, RB
3.00%, 12/1/2027	150,000	150,662
4.00%, 12/1/2035	500,000	512,745
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, Series B, 4.40%, 7/1/2038	3,000,000	3,002,550
Wisconsin Housing & Economic Development Authority, Housing Revenue, Refunding, RB
Series A, 4.10%, 11/1/2019	465,000	479,331
Series A, 4.88%, 11/1/2025	1,810,000	1,880,663
Series A, 5.38%, 11/1/2030	1,740,000	1,806,155
Wisconsin Housing & Economic Development Authority, Multifamily Housing, RB
Series B, 2.00%, 4/1/2019	150,000	150,107
Series B, 2.40%, 4/1/2020	100,000	100,634
Series B, 2.80%, 4/1/2021	150,000	151,677
Series B, 3.10%, 4/1/2022	100,000	102,223
Series B, 3.45%, 4/1/2024	100,000	103,382
Series B, 3.80%, 4/1/2026	285,000	296,662
Series B, 4.30%, 4/1/2030	115,000	121,189
Series A, 3.65%, 12/1/2034	900,000	909,504

		64,484,130

Total Municipal Bonds (cost $69,199,505)		66,260,380

Short-Term Investment 2.4%

	Shares

Money Market Fund 2.4%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt — Institutional Class, 1.54% (b)	1,645,877	1,645,877

Total Short-Term Investment (cost $1,645,877)		1,645,877

Total Investments (cost $70,845,382) (c) — 99.2%		67,906,257

Other assets in excess of liabilities — 0.8%		566,931

NET ASSETS — 100.0%		$68,473,188

(a)	Security in default.

(b)	Represents 7-day effective yield as of April 30, 2018.
(c)	National Public Finance Guarantee Corp. has either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At April 30, 2018, the percentage attributed to National Public Finance Guarantee Corp. was 13.64%.

AGM	Assured Guaranty Municipal Corp.

ETM	Escrowed to Maturity

GO	General Obligation

NATL	National Public Finance Guarantee Corp.

RB	Revenue Bond

RE	Reinsured

The accompanying notes are an integral part of these financial statements.

115

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund
Assets:
Investment securities, at value (cost $70,845,382)	$67,906,257
Interest and dividends receivable	759,929
Reimbursement from investment adviser (Note 3)	12,271
Prepaid expenses	9,815

Total Assets	68,688,272

Liabilities:
Distributions payable	17,636
Payable for capital shares redeemed	95,123
Accrued expenses and other payables:
Investment advisory fees	28,426
Fund administration fees	15,022
Distribution fees	16,283
Administrative servicing fees	5,777
Accounting and transfer agent fees	6,675
Trustee fees	150
Custodian fees	679
Compliance program costs (Note 3)	60
Professional fees	21,108
Printing fees	4,633
Other	3,512

Total Liabilities	215,084

Net Assets	$68,473,188

Represented by:
Capital	$76,691,908
Accumulated distributions in excess of net investment income	(18,623)
Accumulated net realized losses from investment securities	(5,260,972)
Net unrealized appreciation/(depreciation) in investment securities	(2,939,125)

Net Assets	$68,473,188

Net Assets:
Class A Shares	$61,398,065
Class C Shares	5,719,723
Class R6 Shares	10,888
Institutional Service Class Shares	1,344,512

Total	$68,473,188

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	6,466,031
Class C Shares	603,035
Class R6 Shares	1,147
Institutional Service Class Shares	141,614

Total	7,211,827

116

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.50
Class C Shares (b)	$9.48
Class R6 Shares	$9.50
Institutional Service Class Shares	$9.49
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.72

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

117

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund
INVESTMENT INCOME:
Interest income	$1,268,201
Dividend income	8,737

Total Income	1,276,938

EXPENSES:
Investment advisory fees	184,029
Fund administration fees	48,812
Distribution fees Class A	82,323
Distribution fees Class C	24,411
Administrative servicing fees Class A	13,172
Administrative servicing fees Class C	1,627
Administrative servicing fees Institutional Service Class	308
Registration and filing fees	6,908
Professional fees	21,993
Printing fees	8,958
Trustee fees	1,090
Custodian fees	1,507
Accounting and transfer agent fees	17,711
Compliance program costs (Note 3)	151
Other	3,768

Total expenses before earnings credit and expenses reimbursed	416,768

Earnings credit (Note 4)	(105)
Expenses reimbursed by adviser (Note 3)	(74,182)

Net Expenses	342,481

NET INVESTMENT INCOME	934,457

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities	286,214
Net change in unrealized appreciation/depreciation in the value of investment securities	(1,089,980)

Net realized/unrealized losses	(803,766)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$130,691

The accompanying notes are an integral part of these financial statements.

118

Statements of Changes in Net Assets

	Nationwide Ziegler Wisconsin Tax Exempt Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$934,457	$2,195,281
Net realized gains (losses)	286,214	(797,321)
Net change in unrealized appreciation/depreciation	(1,089,980)	(3,113,666)

Change in net assets resulting from operations	130,691	(1,715,706)

Distributions to Shareholders From:
Net investment income:
Class A	(857,453)	(1,987,395)
Class C	(68,248)	(171,308)
Class R6 (a)	(155)	(308)
Institutional Service Class	(17,506)	(28,723)

Change in net assets from shareholder distributions	(943,362)	(2,187,734)

Change in net assets from capital transactions	(11,158,626)	(11,016,361)

Change in net assets	(11,971,297)	(14,919,801)

Net Assets:
Beginning of period	80,444,485	95,364,286

End of period	$68,473,188	$80,444,485

Accumulated distributions in excess of net investment income at end of period	$(18,623)	$(9,718)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$354,800	$2,054,139
Dividends reinvested	749,294	1,753,640
Cost of shares redeemed	(10,817,490)	(13,621,455)

Total Class A Shares	(9,713,396)	(9,813,676)

Class C Shares
Proceeds from shares issued	17,742	132,046
Dividends reinvested	65,481	166,853
Cost of shares redeemed	(1,574,758)	(1,936,558)

Total Class C Shares	(1,491,535)	(1,637,659)

Class R6 Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	155	308
Cost of shares redeemed	–	–

Total Class R6 Shares	155	308

Institutional Service Class Shares
Proceeds from shares issued	430,844	611,042
Dividends reinvested	16,781	28,143
Cost of shares redeemed	(401,475)	(204,519)

Total Institutional Service Class Shares	46,150	434,666

Change in net assets from capital transactions	$(11,158,626)	$(11,016,361)

119

Statements of Changes in Net Assets (Continued)

	Nationwide Ziegler Wisconsin Tax Exempt Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS:
Class A Shares
Issued	37,240	211,383
Reinvested	79,007	180,478
Redeemed	(1,139,772)	(1,400,525)

Total Class A Shares	(1,023,525)	(1,008,664)

Class C Shares
Issued	1,865	13,597
Reinvested	6,913	17,191
Redeemed	(166,551)	(199,691)

Total Class C Shares	(157,773)	(168,903)

Class R6 Shares (a)
Issued	1	–
Reinvested	16	31
Redeemed	–	–

Total Class R6 Shares	17	31

Institutional Service Class Shares
Issued	45,516	62,900
Reinvested	1,769	2,898
Redeemed	(42,455)	(20,955)

Total Institutional Service Class Shares	4,830	44,843

Total change in shares	(1,176,451)	(1,132,693)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

120

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Ziegler Wisconsin Tax Exempt Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.59	0.12	(0.09)	0.03	(0.12)	(0.12)	$9.50	0.35%		$61,398,065	0.89%	2.58%	1.09%	0.00%
Year Ended October 31, 2017	$10.02	0.25	(0.43)	(0.18)	(0.25)	(0.25)	$9.59	(1.82%	)	$71,834,222	0.90%	2.57%	1.06%	4.31%
Year Ended October 31, 2016	$9.92	0.28	0.10	0.38	(0.28)	(0.28)	$10.02	3.90%		$85,130,922	0.90%	2.84%	1.05%	9.80%
Year Ended October 31, 2015	$10.19	0.29	(0.27)	0.02	(0.29)	(0.29)	$9.92	0.23%		$91,545,118	0.90%	2.92%	0.99%	2.62%
Period Ended October 31, 2014 (h)	$10.10	0.07	0.09	0.16	(0.07)	(0.07)	$10.19	1.62%		$107,773,178	0.90%	2.88%	1.09%	0.76%
Year Ended July 31, 2014	$10.30	0.31	(0.21)	0.10	(0.30)	(0.30)	$10.10	1.06%		$109,711,271	0.90%	3.03%	1.05%	8.61%
Year Ended July 31, 2013	$10.88	0.30	(0.58)	(0.28)	(0.30)	(0.30)	$10.30	(2.65%	)	$132,960,429	0.90%	2.79%	1.29%	14.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.58	0.10	(0.10)	–	(0.10)	(0.10)	$9.48	(0.01%	)	$5,719,723	1.40%	2.08%	1.60%	0.00%
Year Ended October 31, 2017	$10.00	0.20	(0.42)	(0.22)	(0.20)	(0.20)	$9.58	(2.22%	)	$7,287,719	1.40%	2.08%	1.56%	4.31%
Year Ended October 31, 2016	$9.91	0.24	0.09	0.33	(0.24)	(0.24)	$10.00	3.31%		$9,301,451	1.38%	2.37%	1.54%	9.80%
Year Ended October 31, 2015	$10.18	0.25	(0.27)	(0.02)	(0.25)	(0.25)	$9.91	(0.22%	)	$10,164,125	1.35%	2.47%	1.50%	2.62%
Period Ended October 31, 2014 (h)	$10.09	0.06	0.09	0.15	(0.06)	(0.06)	$10.18	1.51%		$12,072,832	1.35%	2.44%	1.60%	0.76%
Year Ended July 31, 2014	$10.28	0.26	(0.19)	0.07	(0.26)	(0.26)	$10.09	0.71%		$12,554,401	1.35%	2.58%	1.50%	8.61%
Year Ended July 31, 2013	$10.87	0.25	(0.59)	(0.34)	(0.25)	(0.25)	$10.28	(3.18%	)	$17,604,748	1.35%	2.34%	1.54%	14.00%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$9.59	0.14	(0.09)	0.05	(0.14)	(0.14)	$9.50	0.50%		$10,888	0.60%	2.87%	0.80%	0.00%
Year Ended October 31, 2017	$10.02	0.28	(0.43)	(0.15)	(0.28)	(0.28)	$9.59	(1.53%	)	$10,840	0.60%	2.83%	0.76%	4.31%
Year Ended October 31, 2016	$9.92	0.31	0.10	0.41	(0.31)	(0.31)	$10.02	4.21%		$11,007	0.60%	3.13%	0.75%	9.80%
Year Ended October 31, 2015	$10.19	0.32	(0.27)	0.05	(0.32)	(0.32)	$9.92	0.53%		$10,564	0.60%	3.22%	0.70%	2.62%
Period Ended October 31, 2014 (h)	$10.10	0.08	0.09	0.17	(0.08)	(0.08)	$10.19	1.70%		$10,512	0.60%	3.19%	0.82%	0.76%
Period Ended July 31, 2014 (j)	$10.06	0.29	0.04	0.33	(0.29)	(0.29)	$10.10	3.32%		$10,332	0.60%	3.34%	0.71%	8.61%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2018 (Unaudited)	$9.59	0.13	(0.10)	0.03	(0.13)	(0.13)	$9.49	0.37%		$1,344,512	0.65%	2.81%	0.85%	0.00%
Year Ended October 31, 2017	$10.02	0.27	(0.43)	(0.16)	(0.27)	(0.27)	$9.59	(1.57%	)	$1,311,704	0.64%	2.77%	0.80%	4.31%
Year Ended October 31, 2016	$9.92	0.31	0.10	0.41	(0.31)	(0.31)	$10.02	4.17%		$920,906	0.63%	3.08%	0.78%	9.80%
Year Ended October 31, 2015	$10.20	0.32	(0.28)	0.04	(0.32)	(0.32)	$9.92	0.38%		$540,385	0.65%	3.16%	0.73%	2.62%
Period Ended October 31, 2014 (h)	$10.10	0.08	0.10	0.18	(0.08)	(0.08)	$10.20	1.79%		$641,793	0.65%	3.14%	0.87%	0.76%
Year Ended July 31, 2014	$10.30	0.33	(0.20)	0.13	(0.33)	(0.33)	$10.10	1.31%		$470,359	0.65%	3.28%	0.83%	8.61%
Year Ended July 31, 2013	$10.88	0.33	(0.58)	(0.25)	(0.33)	(0.33)	$10.30	(2.40%	)	$931,021	0.65%	3.04%	1.04%	14.00%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

121

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2018, the Trust operates fifty-one (51) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Bond Fund (“Bond”)

- Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund) (“California Intermediate Tax Free Bond”)

- Nationwide Core Plus Bond Fund (“Core Plus Bond”)

- Nationwide Government Money Market Fund (“Government Money Market”)

- Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund) (“Core Bond”)

- Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund) (“Short Term Bond”)

- Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund) (“National Intermediate Tax Free Bond”)

- Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)

- Nationwide Ziegler Wisconsin Tax Exempt Fund (“Wisconsin Tax Exempt”)

The Funds, as applicable, currently offer Class A, Class C, Class R, Class R6, Investor Class, Service Class and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative service fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.

Government Money Market operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government

122

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Money Market invests at least 80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities.

Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions. However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

Each of the Funds is a diversified fund, except Wisconsin Tax Exempt, which is a non-diversified fund, as defined in the 1940 Act.

Effective November 13, 2017, Nationwide Highmark California Intermediate Tax Free Bond Fund was renamed “Nationwide California Intermediate Tax Free Bond Fund”, Nationwide Highmark Bond Fund was renamed “Nationwide Loomis Bond Fund”, Nationwide Highmark Short Term Bond Fund was renamed “Nationwide Loomis Short-Term Bond Fund” and Nationwide Highmark National Intermediate Tax Free Bond was renamed “Nationwide National Intermediate Tax Free Bond Fund”.

Effective December 7, 2017, Nationwide Loomis Bond Fund was further renamed “Nationwide Loomis Core Bond Fund”.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees, NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

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Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity securities and shares of registered open-end management investment companies valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA

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and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2018. Please refer to the Statements of Investments for additional information on portfolio holdings.

Bond

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$68,736,968	$—	$68,736,968
Collateralized Mortgage Obligations	—	15,718,019	—	15,718,019
Commercial Mortgage-Backed Securities	—	14,173,924	—	14,173,924
Corporate Bonds	—	208,533,954	—	208,533,954
Futures Contracts	452,739	—	—	452,739
Mortgage-Backed Securities	—	34,544,940	—	34,544,940
Municipal Bonds	—	2,347,350	—	2,347,350
U.S. Treasury Obligations	—	46,758,672	—	46,758,672
Total Assets	$452,739	$390,813,827	$—	$391,266,566
Liabilities:
Futures Contracts	$(362,428)	$—	$—	$(362,428)
Total Liabilities	$(362,428)	$—	$—	$(362,428)
Total	$90,311	$390,813,827	$—	$390,904,138

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April 30, 2018 (Unaudited)

California Intermediate Tax Free Bond

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$84,235,082	$—	$84,235,082
Short-Term Investment	314,772	—	—	314,772
Total	$314,772	$84,235,082	$—	$84,549,854

Core Plus Bond

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$967,112	$—	$967,112
Collateralized Mortgage Obligations	—	17,199,406	—	17,199,406
Commercial Mortgage-Backed Securities	—	8,573,057	—	8,573,057
Corporate Bonds	—	782,875,201	—	782,875,201
Mortgage-Backed Securities	—	199,386,697	—	199,386,697
Preferred Stocks	—	—	—	—
Consumer Finance	—	—	—	—
Insurance	5,952,381	—	—	5,952,381
Mortgage Real Estate Investment Trusts (REITs)	4,500,000	—	—	4,500,000
Thrifts & Mortgage Finance	227,150	—	—	227,150
Total Preferred Stocks	10,679,531	—	—	10,679,531
Repurchase Agreement	—	11,475,518	—	11,475,518
Short-Term Investments	826,070	34,974,576	—	35,800,646
U.S. Treasury Obligations	—	122,300,266	—	122,300,266
Warrants	—	—	—	—
Total	$11,505,601	$1,177,751,833	$—	$1,189,257,434

Government Money Market

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	261,350,000	—	261,350,000
U.S. Government Agency Securities	—	281,619,330	—	281,619,330
U.S. Treasury Obligations	—	14,109,790	—	14,109,790
Total	$2,000,000	$557,079,120	$—	$559,079,120

Core Bond

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$55,949,549	$—	$55,949,549
Collateralized Mortgage Obligations	—	50,592,070	595,677	51,187,747
Commercial Mortgage-Backed Securities	—	29,363,288	—	29,363,288
Corporate Bonds	—	231,350,471	—	231,350,471
Foreign Government Securities	—	5,200,352	—	5,200,352
Futures Contracts	36,139	—	—	36,139

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	Level 1	Level 2	Level 3	Total
Assets: (continued)
Mortgage-Backed Securities	$—	$86,114,670	$—	$86,114,670
Municipal Bond	—	4,199,360	—	4,199,360
Repurchase Agreement	—	474,587	—	474,587
Short-Term Investments	34,163	435,971	—	470,134
U.S. Treasury Obligations	—	13,172,339	—	13,172,339
Total Assets	$70,302	$476,852,657	$595,677	$477,518,636
Liabilities:
Futures Contracts	$(42,033)	$—	$—	$(42,033)
Total Liabilities	$(42,033)	$—	$—	$(42,033)
Total	$28,269	$476,852,657	$595,677	$477,476,603

Short Term Bond

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$47,747,652	$—	$47,747,652
Collateralized Mortgage Obligations	—	17,757,236	—	17,757,236
Commercial Mortgage-Backed Securities	—	4,375,030	—	4,375,030
Corporate Bonds	—	197,916,184	—	197,916,184
Foreign Government Securities	—	3,059,836	—	3,059,836
Futures Contracts	132,923	—	—	132,923
Mortgage-Backed Securities	—	19,758,277	—	19,758,277
U.S. Treasury Obligation	—	2,075,795	—	2,075,795
Total Assets	$132,923	$292,690,010	$—	$292,822,933
Liabilities:
Futures Contracts	$(35,568)	$—	$—	$(35,568)
Total Liabilities	$(35,568)	$—	$—	$(35,568)
Total	$97,355	$292,690,010	$—	$292,787,365

National Intermediate Tax Free Bond

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$21,682,646	$—	$21,682,646
Short-Term Investment	876,518	—	—	876,518
Total	$876,518	$21,682,646	$—	$22,559,164

Inflation-Protected Securities

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$3,087,971	$—	$3,087,971
Corporate Bond	—	1,973,738	—	1,973,738
Foreign Government Security	—	1,915,982	—	1,915,982
Futures Contracts	129,832	—	—	129,832
Mortgage-Backed Securities	—	4,190,963	—	4,190,963
U.S. Government Agency Securities	—	10,716,086	—	10,716,086
U.S. Treasury Obligations	—	228,526,373	—	228,526,373
Total	$129,832	$250,411,113	$—	$250,540,945

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April 30, 2018 (Unaudited)

Wisconsin Tax Exempt

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$66,260,380	$—	$66,260,380
Short-Term Investment	1,645,877	—	—	1,645,877
Total	$1,645,877	$66,260,380	$—	$67,906,257

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended April 30, 2018, Core Plus Bond held one preferred stock and one warrants investment that were categorized as Level 3 investments which were each valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Core Plus Bond

	Preferred Stocks	Warrants	Total
Balance as of 10/31/2017	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation/Depreciation	(12,425)	—	(12,425)
Purchases*	12,425	—	12,425
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Balance as of 4/30/2018	$—	$—	$—
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2018**	$(12,425)	$—	$(12,425)

Core Bond

	Collateralized Mortgage Obligations	Total
Balance as of 10/31/2017	$—	$—
Accrued Accretion/(Amortization)	(61)	(61)
Realized Gain (Loss)	(56)	(56)
Change in Unrealized Appreciation/Depreciation	(14,229)	(14,229)
Purchases*	614,128	614,128
Sales	(4,105)	(4,105)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/2018	$595,677	$595,677
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2018**	$(14,229)	$(14,229)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.
**	Included in the Statement of Operations under “Net change in unrealized appreciation/depreciation in the value of investment securities.”

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The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Cash Overdraft

As of April 30, 2018, Core Plus Bond had an overdrawn balance of $1,551,463 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.

(c)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/depreciation from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(d)	Options

Bond purchased put options on futures contracts. Such option investments are utilized to gain exposure to and/or hedge against changes in interest rates. The purchase of options serves as a short hedge.

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied

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price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. The Fund uses only American-style options, which can be exercised at any time prior to the expiration date of the option. This is in contrast to European-style options which can only be exercised at expiration of the option.

A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Bond’s purchased options are disclosed in the Statement of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities.”

At April 30, 2018, Bond had no open purchased options.

(e)	Futures Contracts

Bond, Core Bond, Short Term Bond and Inflation-Protected Securities are subject to interest rate risk in the normal course of pursuing their objectives. Bond, Core Bond, Short Term Bond and Inflation-Protected Securities entered into financial futures contracts (“futures contracts”) to gain exposure to and/ or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day,

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depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

Bond and Core Bond’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” Short Term Bond and Inflation-Protected Securities’ futures contracts are reflected in the Statement of Assets and Liabilities under “Payable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2018

Bond

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$452,739
Total		$452,739
Liabilities:
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	$(362,428)
Total		$(362,428)

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April 30, 2018 (Unaudited)

Core Bond

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$36,139
Total		$36,139
Liabilities:
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	$(42,033)
Total		$(42,033)

Short Term Bond

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$132,923
Total		$132,923
Liabilities:
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	$(35,568)
Total		$(35,568)

Inflation-Protected Securities

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$129,832
Total		$129,832
(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018

Bond

Realized Gain/(Loss):	Total
Purchased Options
Interest rate risk	$(438,580)
Futures Contracts
Interest rate risk	$1,155,152
Total	$716,572

Core Bond

Realized Gain/(Loss):	Total
Futures Contracts
Interest rate risk	$(51,360)
Total	$(51,360)

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Short Term Bond

Realized Gain/(Loss):	Total
Futures Contracts
Interest rate risk	$(8,063)
Total	$(8,063)

Inflation-Protected Securities

Realized Gain/(Loss):	Total
Futures Contracts
Interest rate risk	$389,194
Total	$389,194

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2018

Bond

Unrealized Appreciation/(Depreciation):	Total
Purchased Options(a)
Interest rate risk	$176,080
Futures Contracts
Interest rate risk	$170,524
Total	$346,604

Core Bond

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Interest rate risk	$(5,894)
Total	$(5,894)

Short Term Bond

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Interest rate risk	$97,355
Total	$97,355

Inflation-Protected Securities

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Interest rate risk	$166,526
Total	$166,526
(a)	Purchased options are disclosed in the Statement of Operations under “Net change in unrealized appreciation/depreciation in the value of investment securities.”

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April 30, 2018 (Unaudited)

The following tables provide a summary of the Funds’ average volume of derivative instruments held during the six months ended April 30, 2018:

Bond

Options:
Average Value Purchased	$37,500
Average Number of Purchased Options Contracts	57
Futures Contracts:
Average Notional Balance Long	$59,947,616
Average Notional Balance Short	$66,239,105

Core Bond

Futures Contracts:
Average Notional Balance Long	$5,135,510

Short Term Bond

Futures Contracts:
Average Notional Balance Long	$6,978,705
Average Notional Balance Short	$4,793,681

Inflation-Protected Securities

Futures Contracts:
Average Notional Balance Long	$3,233,107
Average Notional Balance Short	$7,546,452

The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution. At April 30, 2018, Bond, Core Bond, Short Term Bond and Inflation-Protected Securities have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.

134

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

(f)	TBA

The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.

(g)	Securities Lending

During the six months ended April 30, 2018, Core Plus Bond and Core Bond entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds receive payments from BBH equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2018, which were comprised of cash, were as follows:

Fund	Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Core Plus Bond	$12,301,588
Core Bond	508,750

135

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money Market Government Portfolio Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Funds’ total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2018, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

(h)	Joint Repurchase Agreements

During the six months ended April 30, 2018, Core Plus Bond and Core Bond, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2018, the joint repo on a gross basis was as follows:

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $333,515,656, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $340,170,000.

136

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

At April 30, 2018, the Funds’ investment in the joint repo was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Core Plus Bond	BNP Paribas Securities Corp.	$11,475,518	$—	$11,475,518	$(11,475,518)	$—
Core Bond	BNP Paribas Securities Corp.	474,587	—	474,587	(474,587)	—

Amounts designated as “—” are zero.

*	At April 30, 2018, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for each Fund’s undivided interest in the joint repo and related collateral.

During the six months ended April 30, 2018, Government Money Market, along with another series of Nationwide Variable Insurance Trust (“NVIT”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.

At April 30, 2018, the joint repos on a gross basis were as follows:

ABN Amro Bank NV, 1.74%, dated 4/30/2018, due 5/1/2018, repurchase price $100,004,834, collateralized by U.S. Government Agency and Treasury Securities, ranging from 2.45% - 4.00%, maturing 9/1/2024 - 11/20/2045; total market value $102,408,756.

BNP Paribas SA, 1.73%, dated 11/14/2017, due 9/4/2018, repurchase price $35,004,945, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 0.04%, maturing 9/13/2018 - 1/15/2022; total market value $35,903,546.

BNP Paribas SA, 1.74%, dated 1/25/2018, due 8/3/2018, repurchase price $35,003,214, collateralized by U.S. Government Treasury Securities, ranging from 0.01% - 0.04%, maturing 7/31/2019 - 11/15/2044; total market value $35,957,562.

137

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

BNP Paribas SA, 1.74%, dated 4/4/2018, due 6/29/2018, repurchase price $35,145,484, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.63%, maturing 11/15/2020 - 1/15/2025; total market value $35,848,454.

ING Financial Markets LLC, 1.74%, dated 4/30/2018, due 5/1/2018, repurchase price $338,416,356, collateralized by U.S. Government Agency Securities, ranging from 2.00% - 8.00%, maturing 7/1/2021 - 5/1/2048; total market value $345,184,683.

Natixis Financial Products LLC, 1.68%, dated 4/2/2018, due 5/2/2018, repurchase price $150,210,000, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.75%, maturing 10/18/2018 - 8/15/2042; total market value $153,214,205.

Natixis Financial Products LLC, 1.73%, dated 4/30/2018, due 5/1/2018, repurchase price $50,002,402, collateralized by U.S. Government Agency and Treasury Securities, ranging from 2.00% - 8.75%, maturing 5/15/2020 - 1/1/2048; total market value $51,037,294.

Wells Fargo Securities LLC, 1.74%, dated 4/30/2018, due 5/1/2018, repurchase price $100,004,833, collateralized by U.S. Government Agency Securities, ranging from 2.00% - 6.00%, maturing 4/25/2026 - 12/25/2049; total market value $102,860,202.

At April 30, 2018, Government Money Market’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Government Money Market	ABN Amro Bank NV	$50,000,000	$—	$50,000,000	$(50,000,000)	$—
Government Money Market	BNP Paribas SA	10,000,000	—	10,000,000	(10,000,000)	—
Government Money Market	BNP Paribas SA	10,000,000	—	10,000,000	(10,000,000)	—
Government Money Market	BNP Paribas SA	10,000,000	—	10,000,000	(10,000,000)	—
Government Money Market	ING Financial Markets LLC	56,350,000	—	56,350,000	(56,350,000)	—
Government Money Market	Natixis Financial Products LLC	25,000,000	—	25,000,000	(25,000,000)	—
Government Money Market	Natixis Financial Products LLC	50,000,000	—	50,000,000	(50,000,000)	—
Government Money Market	Wells Fargo Securities LLC	50,000,000	—	50,000,000	(50,000,000)	—

Amounts designated as “—” are zero.

*	At April 30, 2018, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for Government Money Market’s undivided interest in the joint repo and related collateral.

138

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations. In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly for Bond, California Intermediate Tax Free Bond, Core Plus Bond, Government Money Market, Core Bond, Short Term Bond, National Intermediate Tax Free Bond, and Wisconsin Tax Exempt and declared and paid quarterly for Inflation-Protected Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(k)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

139

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

(l)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative service fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

As of April 30, 2018, the subadviser for each Fund is as follows:

Fund	Subadviser
Bond	Nationwide Asset Management, LLC (“NWAM”) (a)
California Intermediate Tax Free Bond	Massachusetts Financial Services Company (b)
Core Plus Bond	Thompson, Siegel & Walmsley LLC
Government Money Market	Federated Investment Management Company
Core Bond	Loomis, Sayles & Company, LP (c)
Short Term Bond	Loomis, Sayles & Company, LP (c)
National Intermediate Tax Free Bond	Massachusetts Financial Services Company (b)
Inflation-Protected Securities	NWAM (a)
Wisconsin Tax Exempt	Ziegler Capital Management, LLC
(a)	NWAM is an affiliate of NFA.
(b)	Effective November 13, 2017, Massachusetts Financial Services Company, d/b/a MFS Investment Management was appointed as subadviser to the Fund. Effective November 13, 2017, HighMark Capital Management, Inc. was terminated and ceased serving as subadviser to the Fund.
(c)	Effective November 13, 2017, Loomis, Sayles & Company, LP was appointed as subadviser to the Fund. Effective November 13, 2017, HighMark Capital Management, Inc. was terminated and ceased serving as subadviser to the Fund.

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2018, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Bond	Up to $250 million	0.41%
	$250 million up to $1 billion	0.385%
	$1 billion up to $2 billion	0.36%
	$2 billion up to $5 billion	0.335%
	$5 billion and more	0.31%
California Intermediate Tax Free Bond	Up to $250 million	0.45%
	$250 million and more	0.40%

140

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Fund	Fee Schedule	Advisory Fee (annual rate)
Core Plus Bond	Up to $500 million	0.45%
	$500 million up to $1 billion	0.425%
	$1 billion and more	0.40%
Government Money Market	Up to $1 billion	0.30%
	$1 billion up to $2 billion	0.28%
	$2 billion up to $5 billion	0.26%
	$5 billion and more	0.24%
Core Bond	Up to $250 million	0.41%
	$250 million up to $1 billion	0.385%
	$1 billion up to $2 billion	0.36%
	$2 billion up to $5 billion	0.335%
	$5 billion and more	0.31%
Short Term Bond	Up to $500 million	0.35%
	$500 million up to $1 billion	0.34%
	$1 billion up to $3 billion	0.325%
	$3 billion up to $5 billion	0.30%
	$5 billion up to $10 billion	0.285%
	$10 billion and more	0.275%
National Intermediate Tax Free Bond	Up to $250 million	0.45%
	$250 million and more	0.40%
Inflation-Protected Securities	Up to $1 billion $1 billion and more	0.25 0.23	% %
Wisconsin Tax Exempt	Up to $250 million	0.50%
	$250 million and more	0.40%

For the six months ended April 30, 2018, the effective advisory fee rates before and after expense reimbursements, stemming from the expense limitation agreement described below, were as follows:

Fund	Effective Advisory Fee Rate Before Contractual* Fee Waivers and Expense Reimbursements	Effective Advisory Fee Rate After Contractual* Fee Waivers	Effective Advisory Fee Rate After Contractual* Fee Waivers and Expense Reimbursements
Bond	0.40%	N/A	0.33%
California Intermediate Tax Free Bond	0.45	N/A	0.27
Core Plus Bond	0.43	N/A	0.43
Government Money Market	0.30	N/A	0.30
Core Bond	0.40	N/A	0.40
Short Term Bond	0.35	N/A	0.33
National Intermediate Tax Free Bond	0.45	N/A	0.00
Inflation-Protected Securities	0.25	N/A	0.16
Wisconsin Tax Exempt	0.50	N/A	0.30

N/A — Not Applicable.

*	Voluntary waivers may be discontinued at any time at the discretion of NFA.

141

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $369,698 during the six months ended April 30, 2018.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the table below until February 28, 2019.

Fund	Classes	Amount (annual rate)
Bond	All Classes	0.44%
California Intermediate Tax Free Bond	All Classes	0.49
Core Plus Bond	All Classes	0.70
Government Money Market	Class R6	0.59
	Investor Shares	0.59
	Service Class	0.59	(a)
Core Bond	All Classes	0.65
Short Term Bond	All Classes	0.45
National Intermediate Tax Free Bond	All Classes	0.47
Inflation-Protected Securities	All Classes	0.30
Wisconsin Tax Exempt	All Classes	0.60
(a)	Effective through February 28, 2019, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund’s Administrative Services Plan shall be limited to 0.75%.

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2018, the cumulative potential reimbursements for the Funds, listed by year in which NFA waived fees or reimbursed expenses to the Funds are:

Fund	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Six Months Ended April 30, 2018 Amount	Total
Bond	$336,736	$404,470	$333,838	$142,062	$1,217,106
California Intermediate Tax Free Bond(a)	—	117,339	184,934	97,701	399,974
Core Plus Bond	—	—	—	—	—

142

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Fund	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Six Months Ended April 30, 2018 Amount	Total
Government Money Market	$—	$—	$—	$159	$159
Core Bond(a)	—	—	—	—	—
Short Term Bond(a)	—	1,695	9,796	25,764	37,255
National Intermediate Tax Free Bond(a)	—	129,138	211,838	107,123	448,099
Inflation-Protected Securities	102,179	129,005	169,004	111,370	511,558
Wisconsin Tax Exempt	—	84,759	139,085	74,182	298,026

Amounts designated as “—” are zero or have been rounded to zero.

(a)	NFA has agreed with the Board of Trustees, NFA will not seek recoupment of fees waived prior to April 1, 2016.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NVIT, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2018, NFM earned $806,102 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2018, the Funds’ aggregate portion of such costs amounted to $7,180.

143

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the table below.

Fund	Class A Shares	Class C Shares(a)	Class R Shares(b)	Service Class Shares
Bond	0.25%	1.00%	0.50%	N/A
California Intermediate Tax Free Bond	0.25	0.75	N/A	N/A
Core Plus Bond	0.25	N/A	N/A	N/A
Government Money Market	N/A	N/A	N/A	0.15%
Core Bond	0.25	0.75	N/A	N/A
Short Term Bond	0.25	0.75	N/A	N/A
National Intermediate Tax Free Bond	0.25	0.75	N/A	N/A
Inflation-Protected Securities	0.25	N/A	N/A	N/A
Wisconsin Tax Exempt	0.25	0.75	N/A	N/A

N/A — Not Applicable.

(a)	For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b)	For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Core Plus Bond Class A sales charges range from 0.00% to 4.25%, and Bond, California Intermediate Tax Free Bond, Core Bond, National Intermediate Tax Free Bond, Short Term Bond, Inflation-Protected Securities and Wisconsin Tax Exempt Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2018, the Funds imposed front-end sales charges of $33,067. From these fees, NFD retained a portion amounting to $4,606.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond, Core Plus Bond and Inflation-Protected Securities and 0.50% for California Intermediate Tax Free Bond, Core Bond, National Intermediate Tax Free Bond, Short Term Bond, and Wisconsin Tax Exempt. Class C CDSCs are 1.00% for Bond, California Intermediate Tax Free Bond, Core Bond, National Intermediate Tax Free Bond, Short Term Bond, and Wisconsin Tax Exempt. During the six months ended April 30, 2018, the Funds imposed CDSCs of $268. NFD retained all of the CDSCs imposed by the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees

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are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, Investor Shares, Institutional Service Class, and Service Class shares of each of the Funds.

For the six months ended April 30, 2018, the effective rates for administrative service fees were as follows:

Fund	Class A	Class C	Class R	Investor Shares	Institutional Service Class	Service Class
Bond	0.05%	0.05%	0.17%	N/A	0.06%	N/A
California Intermediate Tax Free Bond	0.06	0.05	N/A	N/A	0.08	N/A
Core Plus Bond	0.13	N/A	N/A	N/A	0.11	N/A
Government Money Market	N/A	N/A	N/A	0.11%	N/A	0.15%
Core Bond	0.16	0.08	N/A	N/A	0.25	N/A
Short Term Bond	0.08	0.07	N/A	N/A	0.08	N/A
National Intermediate Tax Free Bond	0.08	0.04	N/A	N/A	0.06	N/A
Inflation-Protected Securities	0.11	N/A	N/A	N/A	0.07	N/A
Wisconsin Tax Exempt	0.04	0.05	N/A	N/A	0.05	N/A

N/A — Not Applicable.

For the six months ended April 30, 2018, each Fund’s total administrative service fees were as follows:

Fund	Amount
Bond	$18,300
California Intermediate Tax Free Bond	24,241
Core Plus Bond	21,983
Government Money Market	176,760
Core Bond	581,195
Short Term Bond	37,524
National Intermediate Tax Free Bond	4,755
Inflation-Protected Securities	12,679
Wisconsin Tax Exempt	15,107

As of April 30, 2018, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Bond	86.05%
California Intermediate Tax Free Bond	—
Core Plus Bond	87.74
Government Money Market	31.26
Core Bond	72.10
Short Term Bond	66.01
National Intermediate Tax Free Bond	—
Inflation-Protected Securities	89.26
Wisconsin Tax Exempt	0.02

Amounts designated as “—” are zero or have been rounded to zero.

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April 30, 2018 (Unaudited)

4.  Line of Credit, Interfund Lending, and Earnings Credit

The Trust, excluding Government Money Market, and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2018. During the six months ended April 30, 2018, the Funds had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among Funds managed by the Advisor. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended April 30, 2018, none of the Funds engaged in interfund lending.

JPMorgan provides earnings credits for cash balances maintained in the Funds’ custody accounts, which are used to offset custody fees of a Fund. Credits earned, if any, are presented in the Statement of Operations.

5.  Investment Transactions

For the six months ended April 30, 2018, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases*	Sales*
Bond	$75,429,506	$74,153,588
California Intermediate Tax Free Bond	16,490,981	69,183,867
Core Plus Bond	532,096,448	543,414,441
Core Bond	1,111,840,702	1,222,546,206
Short Term Bond	252,410,878	288,162,698
National Intermediate Tax Free Bond	9,412,610	16,893,750

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Fund	Purchases*	Sales*
Inflation-Protected Securities	$32,873,799	$31,129,640
Wisconsin Tax Exempt	—	10,428,326
*	Includes purchases and sales of long-term U.S. Government securities, if any.

Amount designated as “—” is zero or has been rounded to zero.

For the six months ended April 30, 2018, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Bond	$14,388,312	$2,968,584
California Intermediate Tax Free Bond	—	—
Core Plus Bond	201,556,490	266,602,446
Core Bond	230,618,285	433,582,485
Short Term Bond	44,059,966	66,789,610
National Intermediate Tax Free Bond	—	—
Inflation-Protected Securities	45,521,208	29,174,164
Wisconsin Tax Exempt	—	—

Amounts designated as “—” are zero or have been rounded to zero.

6.  Portfolio Investment Risks

Risks Associated with Variable Rate Securities

Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and

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quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

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April 30, 2018 (Unaudited)

Risks Associated with Low Quality/High Yield Securities

Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Concentration of Credit Risk

As of the date of these financial statements, the California Intermediate Tax-Free Bond Fund invests in debt securities issued by the State of California and its political subdivisions. As of the date of these financial statements, the Wisconsin Tax- Exempt Fund invests in debt securities issued by the State of Wisconsin and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in their respective states.

Other

California Intermediate Tax Free Bond, National Intermediate Tax Free Bond, and Wisconsin Tax Exempt may invest through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis into one of the following money market funds: Dreyfus AMT Tax Exempt Cash Management, Institutional Shares, or Morgan Stanley Institutional Liquidity Funds Tax Exempt, Institutional Class. As with investments in any money market fund, the Funds’ investments in the aforementioned money market funds are neither guaranteed nor insured, and shares of these money market funds may decline in value, causing losses to the Funds.

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government Portfolio, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively

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collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule is June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018 (although the requirement to file the initial Form N-PORT has been extended by the SEC to April 30, 2019 as opposed to the original requirement to file by July 30, 2018). Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements. The Regulation S-X amendments had a compliance date of August 1, 2017 and are reflected in the Funds’ financial statements for the six months ended April 30, 2018.

9.  Other

As of April 30, 2018, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Bond	51.94%	3	(a)
California Intermediate Tax Free Bond	46.26	3
Core Plus Bond	26.71	2	(a)
Government Money Market	58.55	2
Core Bond	66.94	2	(a)
Short Term Bond	65.38	3	(a)
National Intermediate Tax Free Bond	42.60	2
Inflation-Protected Securities	51.49	4	(a)
Wisconsin Tax Exempt	32.45	2
(a)	All or a portion of the accounts are the accounts of affiliated funds.

10.  Merger

At close of business on December 1, 2017, Nationwide Core Plus Bond Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide High Yield Bond Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 14, 2017. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 2,444,701 shares of the Acquiring Fund, valued at $24,993,072, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $23,364,698 and identified cost of $22,972,516 at December 1, 2017, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $1,216,925,715. The net assets of the Acquiring Fund immediately following the acquisition were $1,241,918,787. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A, Class R6 and Institutional Service Class shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund. Shareholders of Class C shares of the Target Fund received a number of shares proportional to their ownership of Class A of the Acquiring Fund.

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Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/(Depreciation) immediately before and after the reorganization.

Fund/Class	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation/ (Depreciation)
Target Fund
Nationwide High Yield Bond Fund				$392,182
Class A	2,827,578	$16,686,333	$5.9013
Class C	658,129	3,904,599	5.9329
Class R6	651,084	3,865,760	5.9374
Institutional Service Class	90,211	536,380	5.9458
Acquiring Fund
Nationwide Core Plus Bond Fund				$3,945,074
Class A	481,662	$4,923,653	$10.2222
Class R6	116,903,021	1,195,740,439	10.2285
Institutional Service Class	1,589,281	16,261,623	10.2321
After Reorganization
Nationwide Core Plus Bond Fund				$4,337,256
Class A	2,496,003	$25,514,585	$10.2222
Class R6	117,280,959	1,199,606,199	10.2285
Institutional Service Class	1,641,702	16,798,003	10.2321

The following pro forma information for the six months ended April 30, 2018 is provided as though the reorganization had been completed on November 1, 2017, the beginning of the annual reporting period for the Fund:

●	Net investment income $19,346,723;
●	Net losses on investments $(6,018,572);
●	Net change in unrealized appreciation/depreciation $(30,550,049); and
●	Net decrease in net assets resulting from operations $(17,221,898).

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since December 1, 2017.

At close of business on December 1, 2017, Nationwide Inflation-Protected Securities Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide Government Bond Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 14, 2017. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 3,845,575 shares of the Acquiring Fund, valued at $37,682,265, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $37,383,873 and identified cost of $36,942,291 at December 1, 2017, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $214,149,561. The net assets of the Acquiring Fund immediately following the acquisition were $251,831,826. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values;

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Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A and Institutional Service Class shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund. Shareholders of Class C and Class R shares of the Target Fund received a number of shares proportional to their ownership of Class A of the Acquiring Fund.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/(Depreciation) immediately before and after the reorganization.

Fund/Class	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation/ (Depreciation)
Target Fund
Nationwide Government Bond Fund				$441,582
Class A	1,074,593	$10,657,212	$9.9174
Class C	32,850	325,647	9.9131
Class R	37,243	369,426	9.9195
Institutional Service Class	2,654,363	26,329,980	9.9195
Acquiring Fund
Nationwide Inflation-Protected Securities Fund				$(2,660,215)
Class A	113,437	$1,106,626	$9.7554
Class R6	21,638,301	212,612,700	9.8258
Institutional Service Class	43,822	430,235	9.8177
After Reorganization
Nationwide Inflation-Protected Securities Fund				$(2,218,633)
Class A	1,277,125	$12,458,911	$9.7554
Class R6	21,638,301	212,612,700	9.8258
Institutional Service Class	2,725,709	26,760,215	9.8177

The following pro forma information for the six months ended April 30, 2018 is provided as though the reorganization had been completed on November 1, 2017, the beginning of the annual reporting period for the Fund:

●	Net investment income $3,258,954;
●	Net losses on investments $(6,101,372);
●	Net change in unrealized appreciation/depreciation $(2,685,466); and
●	Net decrease in net assets resulting from operations $(5,527,884).

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since December 1, 2017.

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Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

11.  Federal Tax Information

As of April 30, 2018, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/depreciation was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Bond	$398,710,901	$2,477,511	$(10,284,274)	$(7,806,763)
California Intermediate Tax Free Bond	83,868,432	1,269,027	(587,605)	681,422
Core Plus Bond	1,212,844,366	4,947,722	(28,534,654)	(23,586,932)
Government Money Market	559,079,120	—	—	—
Core Bond	491,116,102	922,478	(14,561,977)	(13,639,499)
Short Term Bond	296,864,790	236,940	(4,314,365)	(4,077,425)
National Intermediate Tax Free Bond	22,666,900	106,912	(214,648)	(107,736)
Inflation-Protected Securities	257,340,209	478,816	(7,278,080)	(6,799,264)
Wisconsin Tax Exempt	70,845,382	1,564,464	(4,503,589)	(2,939,125)

Amounts designated as “—” are zero or have been rounded to zero

12.  Subsequent Events

On June 13, 2018, the Board of Trustees including a majority of the trustees who are not “interested persons” of the Trust, considered and approved a proposal to liquidate National Intermediate Tax Free Bond and Wisconsin Tax Exempt, series of the Trust. National Intermediate Tax Free Bond and Wisconsin Tax Exempt will be liquidated on or about July 27, 2018 (the “Liquidation Date”) pursuant to a Board of Trustees approved Plan of Liquidation (the “Plan”). Until the Liquidation Date, National Intermediate Tax Free Bond and Wisconsin Tax Exempt are permitted to depart from their stated investment objectives and strategies and hold cash and cash equivalent positions as a temporary defensive measure to preserve value. Effective June 14, 2018 (“Effective Date”), new account requests, exchanges into National Intermediate Tax Free Bond and Wisconsin Tax Exempt and purchase orders for National Intermediate Tax Free Bond and Wisconsin Tax Exempt shares will no longer be permitted (other than those purchase orders received through dividend reinvestment or purchase orders from qualified retirements plans or their participants who are existing shareholders as of the Effective Date).

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

153

Supplemental Information

April 30, 2018 (Unaudited)

Nationwide National Intermediate and California Tax Free Bond Funds — Initial Approval of MFS Subadvisory Agreement

Summary of Factors Considered by the Board

At the November 8, 2017 special meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of each of the Nationwide California Intermediate Tax Free Bond Fund and Nationwide National Intermediate Tax Free Bond Fund (the “Funds”), the appointment of Massachusetts Financial Services Company, d/b/a MFS Investment Management (“MFS”) as subadviser to the Funds pursuant to a new subadvisory agreement (the “Subadvisory Agreement”). MFS replaces HighMark Capital Management, Inc. (“HighMark”), the previous subadviser to the Funds. The Board requested and was provided with detailed materials relating to MFS in advance of the meeting The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Subadvisory Agreement.

In making their determinations, the Board considered information provided to them as to MFS, including, among other things, information relating to MFS’ investment strategy and process for each Fund. The Board also considered the experience of the investment personnel of MFS that would be managing the Funds. The Board considered information concerning the past performance record of MFS in managing investment strategies comparable to the strategies it would use in managing the Funds’ assets.

The Board noted that under the proposed subadvisory fee schedule for each Fund, the assets of the Funds would be aggregated for the purposes of determining the subadvisory fees payable to MFS. Due to breakpoints included in the subadvisory fee schedules proposed by MFS, Nationwide Fund Advisors (“NFA”), which is contractually required to pay the Funds’ subadvisory fees, would pay subadvisory fees to MFS at rates lower than the rates at which it previously paid fees to HighMark. The Board considered that the difference between the two fees would be retained by NFA. The Board also considered that the non-compensatory terms of the Subadvisory Agreement are substantially similar in all material respects to the terms of the subadvisory agreements that the Trust currently has in place for other Nationwide Funds.

No information was presented to the Board regarding the expected profitability of the Subadvisory Agreement.

Based on these and other considerations, none of which was individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust counsel, and independent legal counsel, the Board members, including all of the Independent Trustees, determined that the services to be provided by MFS and the fees to be paid to MFS each appeared on the basis of the information presented to be acceptable, and unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

154

Supplemental Information (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis Core Bond and Short Term Bond Funds — Initial Approval of Loomis, Sayles & Company, LP (“Loomis”) Subadvisory Agreement

Summary of Factors Considered by the Board

At the November 8, 2017 special meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of each of the Nationwide Loomis Core Bond Fund (the “Core Bond Fund”) and Nationwide Loomis Short Term Bond Fund (the “Short Term Fund” and, collectively with the Core Bond Fund, the “Funds”), the appointment of Loomis, Sayles & Company, LP (“Loomis”) as subadviser to the Funds pursuant to a new subadvisory agreement (the “Subadvisory Agreement”). Loomis replaces HighMark Capital Management, Inc. (“HighMark”), the previous subadviser to the Funds. The Board requested and was provided with detailed materials relating to Loomis in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Subadvisory Agreement.

In making its determinations, the Board considered information provided as to Loomis, including, among other things, information relating to Loomis’s investment strategy and process for each Fund. The Board also considered the experience of the investment personnel of Loomis that would be managing the Funds. The Board considered information concerning the past performance record of Loomis in managing investment strategies comparable to the strategies it would use in managing the Funds’ assets.

The Board noted that under the proposed subadvisory fee schedule for the Core Bond Fund, the subadvisory fee that Nationwide Fund Advisors (“NFA”) would pay to Loomis for the Core Bond Fund is the same as the subadvisory fee that NFA previously paid to HighMark. With respect to the Short Term Fund, the Board noted that the subadvisory fee that NFA would pay to Loomis, based on that Fund’s current level of assets, is also the same as the fee NFA paid to HighMark, although the fee payable to Loomis on assets in excess of $500 million would be lower than the rate NFA paid to HighMark. Because the Short Term Fund has assets substantially less than $500 million, the Board agreed with NFA to discuss how any savings from the change in subadvisory fees might be shared between NFA and the Short Term Fund at such time as the Short Term Fund’s assets begin to approach that level.

The Board also considered that the non-compensatory terms of the Subadvisory Agreement are substantially similar in all material respects to the terms of the subadvisory agreements that the Trust currently has in place for other Nationwide Funds.

No information was presented to the Board regarding the expected profitability of the Subadvisory Agreement.

Based on these and other considerations, none of which was individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust counsel, and independent legal counsel, the Board members, including all of the Independent Trustees, determined that the services to be provided by Loomis and the fees to be paid to Loomis each appeared on the basis of the information presented to be acceptable, and unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

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Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Bond Fund

Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

Nationwide Core Plus Bond Fund

Nationwide Emerging Markets Debt Fund

Nationwide Fund

Nationwide Global Sustainable Equity Fund (formerly, Nationwide Global Equity Fund)

Nationwide Government Money Market Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Inflation-Protected Securities Fund

Nationwide International Small Cap Fund

Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)

Nationwide Ziegler Equity Income Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2018 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the continuation of the Advisory Agreements. In response to that request, the

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Supplemental Information (Continued)

Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s performance rankings (over multiple periods ended August 31, 2017) compared with performance universes created by Broadridge of similar or peer group funds and expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Adviser also provided to the Trustees comparative expense information for customized peer groups created by the Adviser, for certain Funds where the Adviser did not consider that the Broadridge peer group provided an appropriate comparison.

In January 2018, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2018 meeting was to ensure that the Trustees had the opportunity to consider and discuss matters they deemed relevant to the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the continuation of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2018 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2018 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2018 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2018 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during a telephonic meeting in advance of the March 2018 meeting and during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

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●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Funds without identified performance or expense challenges

Nationwide Amundi Strategic Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Emerging Markets Equity Fund, Nationwide Bailard Technology & Science Fund, Nationwide Emerging Markets Debt Fund, Nationwide Fund, Nationwide Growth Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Inflation-Protected Securities Fund, Nationwide International Small Cap Fund, Nationwide Large Cap Equity Fund, Nationwide Loomis Short Term Bond Fund, and Nationwide Ziegler Equity Income Fund.

Performance

The Trustees considered detailed information regarding the investment performance of each of the Funds, including among other things factors that had enhanced and detracted from a Fund’s performance, short- and longer-term trends in performance, and market conditions. They also considered that each of the Funds had achieved relative performance in at least the third comparative quintile (and for a number of Funds more favorable performance) for the three-year period ended August 31, 2017 (or the one-year period with respect to Nationwide Amundi Strategic Income Fund and Nationwide Emerging Markets Debt Fund, which commenced operations in November 2015 and February 2016, respectively). The Trustees determined on the basis of all of the information presented to them that each of the Funds had achieved a level of performance consistent with continuation of the Fund’s advisory agreement. As to Nationwide International Small Cap Fund, the Trustees considered that the Fund had only been in operation for a relatively short period of time as the Fund commenced operations in December 2016, and so did not make any performance determination with respect to that Fund.

Actual Advisory Fee and Total Expense Ratio

The Trustees considered information concerning the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds. They considered, among other things, any

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Supplemental Information (Continued)

fee reductions or expense limitations that were in effect during the Fund’s last fiscal year, comparative information regarding the fees and expenses of peer funds, and the comparative quintile ranking of each Fund’s fees and expenses against its Broadridge expense group (where each Fund ranked in at least the third comparative quintile). After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Nationwide Amundi Global High Yield Fund, Nationwide Bailard International Equities Fund, Nationwide Core Plus Bond Fund, Nationwide Government Money Market Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Small Company Growth Fund, and Nationwide WCM Focused Small Cap Fund.

Performance

The Trustees considered detailed information regarding the investment performance of each of the Funds, including among other things factors that had enhanced and detracted from a Fund’s performance, short- and longer-term trends in performance, and market conditions. They also considered that each of the Funds had achieved relative performance in at least the third comparative quintile (and for a number of Funds more favorable performance) for the three-year period ended August 31, 2017 (or the one-year period with respect to Nationwide Amundi Global High Yield Fund, which commenced operations in November 2015). The Trustees determined on the basis of all of the information presented to them that each of the Funds had achieved a level of performance consistent with continuation of the Fund’s advisory agreement.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that each of the Funds had an actual advisory fee or total expense ratio, or both, that ranked at a level (typically below the third comparative quintile) that warranted additional consideration. The Trustees considered the following factors, among others.

Nationwide Amundi Global High Yield Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Fund’s Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s Broadridge expense group included both global and domestic high yield funds; that a number of the Fund’s peers are quite small, with substantial waivers, which had the effect of reducing their actual advisory fees; and that, when the peer group was adjusted to eliminate those factors, the Fund’s actual advisory fee compared more favorably with peers.

Nationwide Bailard International Equities Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Fund’s Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee compared more favorably against its peers in the preceding year, and that this year’s comparison was affected adversely not by any change in the Fund’s advisory fee but largely by a change in the peer funds against which the Fund was compared; and that, by comparison with the new peer group, the Fund’s actual advisory fee for the current year was only slightly outside the third comparative quintile.

Nationwide Core Plus Bond Fund. The Trustees noted that the Fund’s actual advisory fee and total expense ratio were relatively high compared to the Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee and total

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Supplemental Information (Continued)

expense ratio compared more favorably against its peers in the preceding year, and that this year’s comparison was affected adversely not by any change in the Fund’s advisory fee but by changes in the specific peers against which the Fund was compared; that, because the expenses of the Fund’s peers fall within a relatively narrow range, small actual differences in fees and expenses may result in large percentage differences in peer rankings; that the Fund has achieved asset growth in the past year and that the effect of breakpoints in the Fund’s advisory fee rate will be to limit the Fund’s expenses over time; and that the Fund’s actual advisory fee and total expense ratio for the current year was only slightly outside the third comparative quintile.

Nationwide Government Money Market Fund. The Trustees noted that the Fund’s actual advisory fee and total expense ratio were relatively high compared to the Broadridge expense group. The Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017. The Trustees considered the Adviser’s statements that, due to extraordinary fee waivers and expense limitations during the recent period of historically low short-term interest rates, the comparability of advisory fees and total expense ratios presented for peer funds in the Broadridge expense group was limited. In light of developments in the market for comparable funds the Trustees determined to continue to monitor the fees paid by the Fund to determine whether further fee changes might be appropriate.

Nationwide Geneva Small Cap Growth Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee fell outside the third comparative quintile by less than one basis point, and that the Fund’s total expense ratio (including 12b-1 / non 12b-1 service fees) ranked in the second comparative quintile relative to peers’ total expense ratios (including 12b-1 / non 12b-1 service fees) and the Fund’s total expense ratio (excluding 12b-1 / non 12b-1 service fees) ranked in the third comparative quintile relative to peers’ total expense ratios (excluding 12b-1 / non 12b-1 service fees). The Trustees also considered reasons cited by the Adviser why the lower fees and expenses of certain of the Funds should be given less weight.

Nationwide Small Company Growth Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Broadridge expense group. The Trustees noted the Adviser’s statement that the Fund offers a premier small-capitalization investment sub-adviser in a capacity constrained strategy, and has achieved very favorable investment performance. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee compared more favorably against its peers in the preceding year, and that this year’s comparison was affected adversely not by any change in the Fund’s advisory fee but by changes in the specific peers against which the Fund was compared. The Trustees also considered reasons cited by the Adviser why the lower fees of certain of the Funds should be given less weight.

Nationwide WCM Focused Small Cap Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Broadridge expense group. The Trustees considered the Adviser’s statements that the Adviser had reduced its advisory fee in May 2017 by 5 basis points, and that it reduced the advisory fee 2.5 basis points further in connection with the recent change in the Fund’s subadvisers; and that the change in the components of the Fund’s peer group from the preceding year to the current year affected the comparative position of the Fund’s advisory fee against its peers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

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Supplemental Information (Continued)

Funds with performance challenges but without identified expense challenges

Nationwide Bond Fund, Nationwide California Intermediate Tax Free Bond Fund, Nationwide Global Sustainable Equity Fund, and Nationwide National Intermediate Tax Free Bond Fund.

Actual Advisory Fee and Total Expense Ratio

The Trustees considered information concerning the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds. They considered, among other things, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year, comparative information regarding the fees and expenses of peer funds, and the comparative quintile ranking of each Fund’s fees and expenses against its Broadridge expense group (where each Fund ranked in at least the third comparative quintile). After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Performance

The Trustees identified each of these Funds as having achieved a level of total return performance that warranted additional consideration, based on comparison with funds in their respective performance universes for the three-year period ended August 31, 2017. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as information provided during investment review meetings conducted by the Board with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

Nationwide Bond Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result of unfavorable sector allocations and the Fund’s relatively conservative positioning in a market that generally has rewarded more aggressive investment approaches, but that the Funds’ investments have performed appropriately in light of the Fund’s risk profile and investment strategy.

Nationwide California Intermediate Tax Free Bond Fund and Nationwide National Intermediate Tax Free Bond Fund. The Trustees considered that, effective November 2017, a new Sub-Adviser replaced the former Sub-Adviser to each Fund, and observed that each Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

Nationwide Global Sustainable Equity Fund. The Trustees considered that a new portfolio management team at the Sub-Adviser employing a sustainability-oriented investment strategy began managing the Fund in December 2015, and that the Fund’s performance had improved to the second comparative quintile for the one-year period from the fifth comparative quintile for the three-year period.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

Funds with performance and expense challenges

Nationwide Loomis Core Bond Fund, Nationwide U.S. Small Cap Value Fund, and Nationwide Ziegler Wisconsin Tax Exempt Fund.

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Supplemental Information (Continued)

The Trustees identified each of these Funds as having achieved a level of total return performance that warranted additional consideration, based on comparison with funds in their respective performance universes for the three-year period ended August 31, 2017. In addition, the Trustees considered that each of the Funds had an actual advisory fee or total expense ratio that ranked at a level (typically below the third comparative quintile) that justified more detailed review.

Nationwide Loomis Core Bond Fund. The Trustees considered that the underperformance of the Fund was attributable to the former Sub-Adviser to the Fund, which was replaced by the Fund’s current Sub-Adviser November 2017.

As to the Fund’s advisory fees, the Trustees noted the Adviser’s statement that the Fund’s total expenses are within the first quintile compared to the funds in its Broadridge expense group, that, because the expenses of the Fund’s peers fall within a relatively narrow range, small actual differences in fees and expenses may result in large percentage differences in peer rankings, and that the Adviser has reduced its advisory fee by three basis points in the past year.

Nationwide U.S. Small Cap Value Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was principally the result of the Adviser’s investment style and discipline, which underperformed under current market conditions. The Trustees considered the Adviser’s statement that the Sub-Adviser’s investment process has been consistent since the portfolio management team began managing the Fund and that the Sub-Adviser expects its process to provide positive results over time. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that the Fund’s total expenses are within the first quintile compared to the funds in its Broadridge expense group and that the Adviser reduced its advisory fee by five basis points in 2016. They also noted that the Fund’s advisory fee appeared less favorable in the current year by comparison with its peers due in large part to turnover in the members of its peer group from the preceding year.

Nationwide Ziegler Wisconsin Tax Exempt Fund. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund and evaluating its future viability

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that: (i) the Adviser’s explanation regarding these Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period; and (ii) each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund to determine whether breakpoints might become appropriate.

-    -    -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements.

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Management Information

April 30, 2018

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 51 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	111

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2000. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	111

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Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	111

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	111

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Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	111

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Granage Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

Lydia M. Marshall[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1949	Trustee since June 2014	111

165

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer) Principal of LM Marshall LLC (investment and business consulting) since 2007.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2001-present, Director of Nationwide Mutual Fire Insurance Company 2001-present, Director of Nationwide Corporation 2001-present, Director of Public Welfare Foundation (non-profit foundation) 2009-present, Trustee of Nationwide Foundation 2002-2014, and Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company.[2]

Eric E. Miller
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015

166

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual Insurance Company.[2]

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

167

Market Index Definitions

Bloomberg Barclays 7-Year Municipal Bond Index: An unmanaged index that measures the performance of U.S. dollar-denominated tax-exempt bonds with maturities of seven years, including state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Bloomberg Barclays U.S. Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Index with a remaining maturity of one to three years, including Treasurys, government-related issues and corporate securities.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues, which includes Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency) with maturities of one year or more; generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM (Series-L): An unmanaged index that measures the performance of rules-based, market value-weighted inflation-protected securities issued by the U.S. Treasury with a remaining maturity of at least one year; a subset of the Global Inflation-Linked Index (Series-L).

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill). © 2018 Citigroup Index LLC. All rights reserved.

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

ICE BofAML Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.

Note about BofA Merrill Lynch Indexes

Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services.

iMoneyNet Money Fund Average™ Government All: An average of government money market funds. Government money market funds may invest in U.S. Treasurys, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.

168

Market Index Definitions (cont.)

JPM EMBI Global Diversified Index: An unmanaged index in the Government Bond Index-Emerging Markets (GBI-EM) series that measures the local market performance of U.S. dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.

Note about JPMorgan Indexes

Information has been obtained from sources believed to be reliable but JPMorgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan’s prior written approval. Copyright 2018, JPMorgan Chase & Co. All rights reserved.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

Morningstar® (Mstar) Target Risk Indexes: A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.

●	The Morningstar® Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
●	The Morningstar® Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
●	The Morningstar® Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
●	The Morningstar® Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
●	The Morningstar® Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI EAFE® Small Cap Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of small-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

169

Market Index Definitions (cont.)

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index: An unmanaged, market capitalization-weighted index based on the Russell 3000® Index. The Russell 3000 Growth Index includes companies that display signs of above-average growth. The index is used to provide a gauge of the performance of growth stocks in the U.S.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the information technology sector and the internet retail sub-industry from the consumer discretionary sector of the U.S. equity market.

170

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Bottom-up investment approach: A method of investing that involves: 1) focusing on an individual company, 2) rather than on the industry in which a company operates, or 3) on the economy as a whole. It is the microeconomic analysis of a company or stock.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.

171

Glossary (cont.)

Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.

Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.

High-yield bonds (also known as junk bonds): Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are

172

Glossary (cont.)

supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

173

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), except Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. ©2018

SAR-CFX (6/18)

Semiannual Report

April 30, 2018 (Unaudited)

Nationwide Mutual Funds

Equity Funds

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Technology & Science Fund

Nationwide Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Growth Fund

Nationwide Large Cap Equity Fund

(formerly Nationwide HighMark Large Cap Core Equity Fund)

Nationwide Loomis All Cap Growth Fund

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide WCM Focused Small Cap Fund

(formerly Nationwide HighMark Small Cap Core Fund)

Nationwide Ziegler Equity Income Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Message to Investors

Dear Investor,

The financial markets experienced a choppy start in 2018 as long-term interest rates jumped and the S&P 500® Index (S&P 500) fell into its first correction in two years. Firming inflation data and rising rate hike expectations led to higher Treasury yields, which in turn helped to push stock prices lower.

From a broader perspective, the long-running economic expansion still appears unlikely to be in peril anytime soon. The labor market continues to tighten, slowly but surely putting upward pressure on wage growth and consumer confidence. Ebb and flow likely will continue in both the economy and financial markets, but the underlying path for now should continue to be to the upside.

Economic Review

During the semiannual period ended April 30, 2018, equity markets moderated, as investors became increasingly focused on risks and the potential for a peak in fundamentals. Volatility increased substantially following an unusual period of strength and calm experienced between the 2016 U.S. presidential election and late 2017. Fixed-income returns were mostly negative, as increasing inflation concerns caused investors to adjust their expectation for Federal Reserve action. U.S. equities were higher, with the S&P 500 returning 3.82% for the reporting period. International markets were strong despite increasing concern over the health of the global economy. The MSCI EAFE® Index (MSCI EAFE) returned 3.41% for the period, while the MSCI Emerging Markets® Index was stronger, returning 4.80%.

In the United States, equity markets started strong during the semiannual reporting period, then entered a volatile period that lacked direction. The first half of the period was strong on optimism concerning tax reform and the strength of corporate profits, but saw a sharp correction in February on fears of inflation, rising interest rates and the prospect for a trade war. Gross domestic product (GDP) continued to be strong, with the fourth calendar quarter of 2017 up 2.9% and the first quarter of 2018 up 2.3%. Corporate profits have benefited from strong revenues and the boost from tax reform, with earnings growth of 16% in the fourth calendar quarter of 2017 and 25% in the first quarter of 2018. Expectations are for continued strong growth, with 7% sales growth and 20% earnings growth forecast for 2018.

Long-term rates moved higher during the reporting period.

The Federal Reserve continued its steady path for a higher federal funds rate, moving to raise rates by 0.25% in both December 2017 and March 2018. Inflation is moving toward the Fed’s 2% target, economic growth remains strong, and fears of global deflation have moderated, allowing the Federal Open Market Committee (FOMC) to target two additional rate hikes in 2018. Long-term rates moved higher during the semiannual reporting period, with the 10-year U.S. Treasury yield rising from 2.37% to 2.93%, reaching the highest level in more than four years.

Entering the reporting period, the S&P 500 had an unprecedented period of strength and calm, with a record streak of positive returns from November 2016 through January 2018. That reversed quickly in February, with a precipitous drop from an all-time high to a 10% correction in just nine trading days, primarily driven by fears of inflation and rising interest rates. The remainder of the reporting period saw a gradual return to calm and a relatively tight trading pattern as investors waited on the sidelines for signs of a resumed move higher.

S&P 500 returns ranged from 5.7% in January 2018 (the best month since March 2016) to -3.7% in February 2018 (the worst month since January 2016). The best-performing sectors were consumer discretionary, energy and technology, while consumer staples, real estate and materials lagged. Growth stocks outperformed value stocks for the reporting period, while small-capitalization stocks modestly beat large-cap stocks.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks were higher for the reporting period, continuing an extended period of

1

strength. Since mid-2016, the MSCI EAFE has outperformed the S&P 500 in four of seven quarters, as optimism has grown surrounding the synchronized global growth environment. During the reporting period, the MSCI Emerging Markets Index outperformed the S&P 500, while the MSCI EAFE slightly underperformed the S&P 500. Economic data began to moderate throughout the period, particularly in Europe, as the strong euro in 2017 was a headwind for growth. Fears of growing trade tensions and rising commodity prices also acted as a headwind, causing relative weakness late in the reporting period.

The performance of fixed-income markets was mixed during the reporting period, as rising interest rates across the yield curve were largely offset by tightening credit spreads. The 10-year Treasury yield rose by 0.56% during the period, while the 2-year yield gained 0.9%; spreads narrowed between the two rates to 0.45%, the lowest spread since 2007. Credit spreads were little changed during the reporting period.

Index	Semiannual Total Returns (as of April 30, 2018)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	-0.49%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-3.48%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	-2.25%
Bloomberg Barclays Municipal Bond	-0.97%
Bloomberg Barclays U.S. Aggregate Bond	-1.87%
Bloomberg Barclays U.S. Corporate High Yield	-0.17%
MSCI EAFE®	3.41%
MSCI Emerging Markets®	4.80%
MSCI World ex USA	3.04%
Russell 1000® Growth	5.46%
Russell 1000® Value	1.94%
Russell 2000®	3.27%
S&P 500®	3.82%

Source: Morningstar

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

2

Fund Overview	Nationwide Bailard Cognitive Value Fund

Asset Allocation†

Common Stocks	93.2%
Exchange Traded Funds	5.6%
Repurchase Agreement	0.2%
Short-Term Investment††	0.0%
Other assets in excess of liabilities	1.0%
100.0%

Top Industries†††

Banks	13.2%
Equity Real Estate Investment Trusts (REITs)	6.3%
Electronic Equipment, Instruments & Components	5.2%
Thrifts & Mortgage Finance	5.0%
Machinery	4.6%
Insurance	3.9%
Commercial Services & Supplies	3.4%
Oil, Gas & Consumable Fuels	3.1%
Trading Companies & Distributors	3.1%
Chemicals	2.8%
Other Industries*	49.4%
100.0%

Top Holdings†††

Vanguard Small-Cap Value ETF	2.6%
First Financial Corp.	2.3%
Financial Institutions, Inc.	2.0%
Corporate Office Properties Trust	1.9%
iShares Russell 2000 Value ETF	1.7%
Schnitzer Steel Industries, Inc., Class A	1.6%
PNM Resources, Inc.	1.6%
Territorial Bancorp, Inc.	1.4%
PowerShares S&P SmallCap 600 Pure Value Portfolio	1.4%
Hillenbrand, Inc.	1.3%
Other Holdings*	82.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

3

Shareholder Expense Example	Nationwide Bailard Cognitive Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard Cognitive Value Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	968.50	6.54	1.34
	Hypothetical	(a)(b)	1,000.00	1,018.15	6.71	1.34
Class C Shares	Actual	(a)	1,000.00	965.20	10.33	2.12
	Hypothetical	(a)(b)	1,000.00	1,014.28	10.59	2.12
Class M Shares	Actual	(a)	1,000.00	970.10	4.93	1.01
	Hypothetical	(a)(b)	1,000.00	1,019.79	5.06	1.01
Class R6 Shares	Actual	(a)	1,000.00	970.80	4.94	1.01
	Hypothetical	(a)(b)	1,000.00	1,019.79	5.06	1.01
Institutional Service Class Shares	Actual	(a)	1,000.00	969.70	5.67	1.16
	Hypothetical	(a)(b)	1,000.00	1,019.04	5.81	1.16

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 93.2%

	Shares	Value

Aerospace & Defense 0.6%
Vectrus, Inc.*	14,500	$522,000

Auto Components 1.9%
Dana, Inc.	22,400	531,552
Tower International, Inc.	39,100	1,153,450

		1,685,002

Automobiles 0.5%
Winnebago Industries, Inc.	12,200	462,380

Banks 13.0%
Bancorp, Inc. (The)*	49,500	512,325
Central Pacific Financial Corp.	20,100	584,508
Financial Institutions, Inc.	56,900	1,769,590
First Busey Corp.	12,200	361,730
First Financial Corp.	49,050	2,096,887
First Hawaiian, Inc.	18,100	498,655
First Horizon National Corp.	21,400	391,620
Independent Bank Corp./MI	30,500	728,950
Investors Bancorp, Inc.	30,300	405,111
Peapack Gladstone Financial Corp.	17,200	568,288
Peoples Bancorp, Inc.	13,900	498,454
Popular, Inc.	9,900	458,271
Republic Bancorp, Inc., Class A	12,900	543,993
Sandy Spring Bancorp, Inc.	12,700	503,301
Shore Bancshares, Inc.	27,000	488,430
Sierra Bancorp	19,900	554,414
Sterling Bancorp	20,600	489,250
West Bancorporation, Inc.	15,902	387,214

		11,840,991

Biotechnology 0.7%
Proteostasis Therapeutics, Inc.*	18,400	93,104
Recro Pharma, Inc.*	44,200	537,472

		630,576

Building Products 1.0%
Masonite International Corp.*	7,200	437,040
NCI Building Systems, Inc.*	28,700	502,250

		939,290

Capital Markets 1.5%
BGC Partners, Inc., Class A	34,900	466,264
Oaktree Specialty Lending Corp.	136,600	595,576
Silvercrest Asset Management Group, Inc., Class A	20,081	309,247

		1,371,087

Chemicals 2.8%
AdvanSix, Inc.*	6,500	232,830
Cabot Corp.	11,300	631,218
Kraton Corp.*	13,100	598,277
Minerals Technologies, Inc.	6,400	441,920
Tredegar Corp.	33,600	591,360

		2,495,605

Commercial Services & Supplies 3.4%
ACCO Brands Corp.	67,800	816,990
ARC Document Solutions, Inc.*	174,000	382,800
Ennis, Inc.	12,538	224,430

Common Stocks (continued)

	Shares	Value

Commercial Services & Supplies (continued)
Herman Miller, Inc.	16,900	$518,830
Quad/Graphics, Inc.	44,900	1,109,479

		3,052,529

Communications Equipment 1.1%
ARRIS International plc*	16,900	456,300
Comtech Telecommunications Corp.	18,300	559,797

		1,016,097

Construction & Engineering 1.2%
KBR, Inc.	27,700	462,313
Primoris Services Corp.	24,800	634,632

		1,096,945

Consumer Finance 2.3%
Enova International, Inc.*	12,800	375,040
Navient Corp.	55,300	733,278
Regional Management Corp.*	16,200	532,494
SLM Corp.*	38,400	440,832

		2,081,644

Containers & Packaging 0.4%
Graphic Packaging Holding Co.	28,300	404,690

Diversified Consumer Services 1.7%
American Public Education, Inc.*	16,500	664,950
Carriage Services, Inc.	11,300	294,139
Graham Holdings Co., Class B	1,000	603,050

		1,562,139

Electric Utilities 2.4%
PNM Resources, Inc.	35,200	1,395,680
Portland General Electric Co.	19,100	811,368

		2,207,048

Electrical Equipment 0.6%
Atkore International Group, Inc.*	31,100	552,647

Electronic Equipment, Instruments & Components 5.1%
Anixter International, Inc.*	19,100	1,124,990
Benchmark Electronics, Inc.	26,900	707,470
Daktronics, Inc.	37,500	337,875
Electro Scientific Industries, Inc.*	30,300	545,400
Jabil, Inc.	18,800	500,080
KEMET Corp.*	29,100	501,102
SYNNEX Corp.	4,300	430,731
Vishay Precision Group, Inc.*	17,600	498,080

		4,645,728

Energy Equipment & Services 1.9%
Archrock, Inc.	86,300	932,040
Exterran Corp.*	10,700	313,403
TETRA Technologies, Inc.*	62,000	243,660
Unit Corp.*	11,500	260,820

		1,749,923

Equity Real Estate Investment Trusts (REITs) 6.2%
American Assets Trust, Inc.	29,000	973,530
Brandywine Realty Trust	26,200	422,082

5

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties Trust	60,400	$1,661,604
Cousins Properties, Inc.	69,800	620,522
CubeSmart	10,900	320,896
DCT Industrial Trust, Inc.	3,500	229,495
First Industrial Realty Trust, Inc.	18,500	575,535
Highwoods Properties, Inc.	8,000	352,160
Washington REIT	16,100	462,392

		5,618,216

Food & Staples Retailing 0.4%
Ingles Markets, Inc., Class A	9,300	318,525

Food Products 0.2%
John B Sanfilippo & Son, Inc.	3,800	216,182

Health Care Equipment & Supplies 2.4%
AngioDynamics, Inc.*	16,100	312,018
FONAR Corp.*	33,056	940,443
Haemonetics Corp.*	6,100	476,044
Utah Medical Products, Inc.	4,358	442,555

		2,171,060

Health Care Providers & Services 1.5%
Kindred Healthcare, Inc.*	70,000	623,000
Magellan Health, Inc.*	9,100	763,035

		1,386,035

Hotels, Restaurants & Leisure 0.5%
J Alexander’s Holdings, Inc.*	24,300	290,385
Speedway Motorsports, Inc.	11,300	199,445

		489,830

Household Durables 1.2%
Beazer Homes USA, Inc.*	32,200	472,696
Taylor Morrison Home Corp., Class A*	26,800	636,768

		1,109,464

Insurance 3.8%
Assurant, Inc.	6,700	621,894
Assured Guaranty Ltd.	6,000	217,740
Baldwin & Lyons, Inc., Class B	17,300	403,090
CNO Financial Group, Inc.	18,700	400,928
Employers Holdings, Inc.	13,900	568,510
Enstar Group Ltd.*	2,000	420,300
Horace Mann Educators Corp.	9,700	433,590
Stewart Information Services Corp.	9,500	396,245

		3,462,297

Internet Software & Services 0.7%
QuinStreet, Inc.*	46,521	522,896
Web.com Group, Inc.*	4,500	83,700

		606,596

IT Services 1.6%
Computer Task Group, Inc.*	33,200	254,644
ManTech International Corp., Class A	12,800	756,352
Sykes Enterprises, Inc.*	15,200	437,152

		1,448,148

Common Stocks (continued)

	Shares	Value

Leisure Products 0.2%
Johnson Outdoors, Inc., Class A	2,500	$161,900

Machinery 4.6%
Hardinge, Inc.	30,800	564,872
Hillenbrand, Inc.	26,050	1,207,417
Hurco Cos., Inc.	13,250	585,650
ITT, Inc.	11,350	554,902
Lydall, Inc.*	9,829	438,373
Milacron Holdings Corp.*	15,600	281,268
SPX FLOW, Inc.*	11,400	513,000

		4,145,482

Media 0.6%
TEGNA, Inc.	47,300	499,961

Metals & Mining 1.6%
Schnitzer Steel Industries, Inc., Class A	48,500	1,428,325

Mortgage Real Estate Investment Trusts (REITs) 0.8%
Invesco Mortgage Capital, Inc.	44,100	715,743

Multi-Utilities 1.0%
NorthWestern Corp.	16,800	922,992

Oil, Gas & Consumable Fuels 3.1%
Abraxas Petroleum Corp.*	172,500	493,350
Evolution Petroleum Corp.	59,000	548,700
HighPoint Resources Corp.*	20,500	141,655
Midstates Petroleum Co., Inc.*	41,300	577,787
Overseas Shipholding Group, Inc., Class A*	40,100	149,573
PBF Energy, Inc., Class A	20,400	781,932
StealthGas, Inc.*	28,300	119,143

		2,812,140

Paper & Forest Products 1.6%
Domtar Corp.	12,100	531,190
Mercer International, Inc.	55,000	737,000
Verso Corp., Class A*	12,100	218,526

		1,486,716

Pharmaceuticals 0.5%
Juniper Pharmaceuticals, Inc.*	55,000	448,250

Professional Services 1.7%
CRA International, Inc.	11,385	642,911
Heidrick & Struggles International, Inc.	23,500	884,775

		1,527,686

Road & Rail 1.6%
ArcBest Corp.	24,100	773,610
Covenant Transportation Group, Inc., Class A*	6,500	180,375
Roadrunner Transportation Systems, Inc.*	103,300	222,095
USA Truck, Inc.*	10,500	252,315

		1,428,395

Semiconductors & Semiconductor Equipment 1.8%
Kulicke & Soffa Industries, Inc.*	39,200	897,288
Rudolph Technologies, Inc.*	28,400	719,940

		1,617,228

6

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Software 2.5%
American Software, Inc., Class A	24,200	$308,792
Finjan Holdings, Inc.*	161,700	477,015
Progress Software Corp.	29,700	1,096,821
Seachange International, Inc.*	116,283	366,292

		2,248,920

Specialty Retail 0.5%
Lithia Motors, Inc., Class A	4,400	421,784

Textiles, Apparel & Luxury Goods 1.6%
Columbia Sportswear Co.	5,700	473,157
Lakeland Industries, Inc.*	13,700	177,415
Rocky Brands, Inc.	34,700	827,595

		1,478,167

Thrifts & Mortgage Finance 4.9%
First Defiance Financial Corp.	14,565	868,948
MGIC Investment Corp.*	40,200	402,804
Provident Financial Services, Inc.	15,700	410,084
Radian Group, Inc.	26,700	381,810
Riverview Bancorp, Inc.	1,800	16,902
Territorial Bancorp, Inc.	41,000	1,248,040
United Financial Bancorp, Inc.	30,600	505,818
Walker & Dunlop, Inc.	11,200	639,632

		4,474,038

Tobacco 0.3%
Alliance One International, Inc.*	13,100	273,790

Trading Companies & Distributors 3.1%
Applied Industrial Technologies, Inc.	5,500	351,725
CAI International, Inc.*	21,900	492,312
GMS, Inc.*	20,200	629,432
Nexeo Solutions, Inc.* (a)	21,000	213,990
Titan Machinery, Inc.*	28,400	548,688
WESCO International, Inc.*	9,300	553,815

		2,789,962

Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	19,600	535,668

Total Common Stocks (cost $77,866,500)		84,559,821

Exchange Traded Funds 5.6%
Exchange Traded Funds 5.6%
iShares Russell 2000 Value ETF	12,200	1,514,386
PowerShares S&P SmallCap 600 Pure Value Portfolio	17,100	1,224,018
Vanguard Small-Cap Value ETF	18,100	2,351,914

Total Exchange Traded Funds (cost $3,636,364)		5,090,318

Short-Term Investment 0.0%†

	Shares	Value

Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (b)(c)	13,240	$13,240

Total Short-Term Investment (cost $13,240)		13,240

Repurchase Agreement 0.2%

	Principal Amount

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $183,932, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $187,602. (c)(d)	$183,924	183,924

Total Repurchase Agreement (cost $183,924)		183,924

Total Investments (cost $81,700,028) — 99.0%		89,847,303

Other assets in excess of liabilities — 1.0%		935,322

NET ASSETS — 100.0%		$90,782,625

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $188,647, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $13,240 and $183,924, respectively, a total value of $197,164.

(b)	Represents 7-day effective yield as of April 30, 2018.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $197,164.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Bailard Cognitive Value Fund
Assets:
Investment securities, at value* (cost $81,516,104)	$89,663,379
Repurchase agreement, at value (cost $183,924)	183,924
Cash	1,268,292
Interest and dividends receivable	12,270
Security lending income receivable	38
Receivable for investments sold	728,790
Prepaid expenses	48,847

Total Assets	91,905,540

Liabilities:
Payable for investments purchased	731,183
Payable for capital shares redeemed	100,135
Payable upon return of securities loaned (Note 2)	197,163
Accrued expenses and other payables:
Investment advisory fees	56,745
Fund administration fees	15,760
Distribution fees	350
Administrative servicing fees	83
Accounting and transfer agent fees	2,524
Trustee fees	129
Custodian fees	599
Compliance program costs (Note 3)	118
Professional fees	14,583
Printing fees	738
Other	2,805

Total Liabilities	1,122,915

Net Assets	$90,782,625

Represented by:
Capital	$77,021,984
Accumulated undistributed net investment income	96,564
Accumulated net realized gains from investment securities	5,516,802
Net unrealized appreciation/(depreciation) in investment securities	8,147,275

Net Assets	$90,782,625

Net Assets:
Class A Shares	$482,029
Class C Shares	241,422
Class M Shares	89,623,600
Class R6 Shares	14,219
Institutional Service Class Shares	421,355

Total	$90,782,625

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	36,402
Class C Shares	19,665
Class M Shares	6,761,815
Class R6 Shares	1,073
Institutional Service Class Shares	31,769

Total	6,850,724

*	Includes value of securities on loan of $188,647 (Note 2).

8

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Bailard Cognitive Value Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$13.24
Class C Shares (b)	$12.28
Class M Shares	$13.25
Class R6 Shares	$13.25
Institutional Service Class Shares	$13.26
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.05

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Bailard Cognitive Value Fund
INVESTMENT INCOME:
Dividend income	$904,141
Interest income	9,869
Income from securities lending (Note 2)	171
Foreign tax withholding	(422)

Total Income	913,759

EXPENSES:
Investment advisory fees	348,094
Fund administration fees	51,854
Distribution fees Class A	785
Distribution fees Class C	1,466
Administrative servicing fees Class A	251
Administrative servicing fees Class C	157
Administrative servicing fees Institutional Service Class	428
Registration and filing fees	32,060
Professional fees	15,837
Printing fees	4,967
Trustee fees	1,359
Custodian fees	1,732
Accounting and transfer agent fees	8,241
Compliance program costs (Note 3)	148
Other	4,036

Total Expenses	471,415

NET INVESTMENT INCOME	442,344

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities	5,621,568
Net change in unrealized appreciation/depreciation in the value of investment securities	(8,867,623)

Net realized/unrealized losses	(3,246,055)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,803,711)

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	Nationwide Bailard Cognitive Value Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$442,344	$588,324
Net realized gains	5,621,568	11,092,906
Net change in unrealized appreciation/depreciation	(8,867,623)	8,019,641

Change in net assets resulting from operations	(2,803,711)	19,700,871

Distributions to Shareholders From:
Net investment income:
Class A	(2,525)	(4,108)
Class C	(741)	(487)
Class M	(463,044)	(643,223)
Class R6 (a)	(69)	(92)
Institutional Service Class	(2,784)	(6,815)
Net realized gains:
Class A	(64,370)	–
Class C	(32,042)	–
Class M	(9,563,110)	–
Class R6 (a)	(1,422)	–
Institutional Service Class	(63,062)	–

Change in net assets from shareholder distributions	(10,193,169)	(654,725)

Change in net assets from capital transactions	3,238,665	(3,896,780)

Change in net assets	(9,758,215)	15,149,366

Net Assets:
Beginning of period	100,540,840	85,391,474

End of period	$90,782,625	$100,540,840

Accumulated undistributed net investment income at end of period	$96,564	$123,383

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$7,750	$135,281
Dividends reinvested	62,324	3,527
Cost of shares redeemed	(249,495)	(406,604)

Total Class A Shares	(179,421)	(267,796)

Class C Shares
Proceeds from shares issued	37,542	106,601
Dividends reinvested	31,670	462
Cost of shares redeemed	(60,133)	(96,560)

Total Class C Shares	9,079	10,503

Class M Shares
Proceeds from shares issued	4,158,493	3,381,509
Dividends reinvested	7,282,238	441,408
Cost of shares redeemed	(7,774,660)	(7,025,474)

Total Class M Shares	3,666,071	(3,202,557)

11

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard Cognitive Value Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$–	$18,958
Dividends reinvested	1,491	92
Cost of shares redeemed	–	(18,646)

Total Class R6 Shares	1,491	404

Institutional Service Class Shares
Proceeds from shares issued	27,764	990,124
Dividends reinvested	37,692	5,021
Cost of shares redeemed	(324,011)	(1,432,479)

Total Institutional Service Class Shares	(258,555)	(437,334)

Change in net assets from capital transactions	$3,238,665	$(3,896,780)

SHARE TRANSACTIONS:
Class A Shares
Issued	434	9,337
Reinvested	4,576	244
Redeemed	(18,085)	(28,795)

Total Class A Shares	(13,075)	(19,214)

Class C Shares
Issued	2,651	7,978
Reinvested	2,502	34
Redeemed	(4,892)	(7,531)

Total Class C Shares	261	481

Class M Shares
Issued	304,679	238,664
Reinvested	534,672	30,932
Redeemed	(569,035)	(488,438)

Total Class M Shares	270,316	(218,842)

Class R6 Shares (a)
Issued	–	1,329
Reinvested	109	6
Redeemed	–	(1,328)

Total Class R6 Shares	109	7

Institutional Service Class Shares
Issued	2,038	70,624
Reinvested	2,765	349
Redeemed	(23,190)	(98,698)

Total Institutional Service Class Shares	(18,387)	(27,725)

Total change in shares	239,224	(265,293)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard Cognitive Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$15.21	0.05	(0.48)	(0.43)	(0.06)	(1.48)	(1.54)	$13.24	(3.15%	)	$482,029	1.34%	0.66%		1.34%	71.24%
Year Ended October 31, 2017	$12.43	0.04	2.80	2.84	(0.06)	–	(0.06)	$15.21	22.90%		$752,352	1.32%	0.30%		1.32%	115.05%
Year Ended October 31, 2016	$12.13	0.08	0.30	0.38	(0.08)	–	(0.08)	$12.43	3.16%	(h)	$853,608	1.36%	0.67%		1.36%	95.42%
Year Ended October 31, 2015	$13.73	0.08	(0.15)	(0.07)	(0.09)	(1.44)	(1.53)	$12.13	0.01%	(h)	$825,797	1.36%	0.65%		1.36%	160.34%
Period Ended October 31, 2014 (i)	$13.24	0.01	0.48	0.49	–	–	–	$13.73	3.70%	(h)	$1,846,817	1.38%	0.22%		1.38%	80.17%
Year Ended July 31, 2014	$14.97	0.06	1.24	1.30	(0.12)	(2.91)	(3.03)	$13.24	10.00%	(h)	$1,102,616	1.37%	0.46%		1.38%	286.05%
Year Ended July 31, 2013	$11.48	0.14	3.45	3.59	(0.10)	–	(0.10)	$14.97	31.48%		$1,122,377	1.47%	1.09%		1.58%	339.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$14.24	(0.01)	(0.44)	(0.45)	(0.03)	(1.48)	(1.51)	$12.28	(3.48%	)	$241,422	2.12%	(0.17%	)	2.12%	71.24%
Year Ended October 31, 2017	$11.70	(0.06)	2.63	2.57	(0.03)	–	(0.03)	$14.24	22.01%		$276,274	2.09%	(0.49%	)	2.09%	115.05%
Year Ended October 31, 2016	$11.51	–	0.26	0.26	(0.07)	–	(0.07)	$11.70	2.27%		$221,484	2.11%	(0.02%	)	2.13%	95.42%
Year Ended October 31, 2015	$13.08	(0.01)	(0.12)	(0.13)	–	(1.44)	(1.44)	$11.51	(0.56%	)	$401,139	2.06%	(0.06%	)	2.06%	160.34%
Period Ended October 31, 2014 (i)	$12.65	(0.01)	0.44	0.43	–	–	–	$13.08	3.40%		$570,802	2.09%	(0.44%	)	2.11%	80.17%
Year Ended July 31, 2014	$14.55	(0.02)	1.19	1.17	(0.16)	(2.91)	(3.07)	$12.65	9.25%		$12,501,150	1.99%	(0.14%	)	1.99%	286.05%
Year Ended July 31, 2013	$11.17	0.06	3.36	3.42	(0.04)	–	(0.04)	$14.55	30.67%		$559,903	2.07%	0.49%		2.08%	339.00%

Class M Shares
Six Months Ended April 30, 2018 (Unaudited)	$15.21	0.07	(0.48)	(0.41)	(0.07)	(1.48)	(1.55)	$13.25	(2.99%	)	$89,623,600	1.01%	0.96%		1.01%	71.24%
Year Ended October 31, 2017	$12.42	0.09	2.80	2.89	(0.10)	–	(0.10)	$15.21	23.29%		$98,734,045	1.00%	0.62%		1.00%	115.05%
Year Ended October 31, 2016	$12.12	0.12	0.29	0.41	(0.11)	–	(0.11)	$12.42	3.47%		$83,335,874	1.04%	1.00%		1.04%	95.42%
Year Ended October 31, 2015	$13.70	0.12	(0.14)	(0.02)	(0.12)	(1.44)	(1.56)	$12.12	0.44%		$83,363,710	0.99%	1.02%		0.99%	160.34%
Period Ended October 31, 2014 (i)	$13.20	0.02	0.48	0.50	–	–	–	$13.70	3.79%		$91,669,452	1.07%	0.54%		1.11%	80.17%
Year Ended July 31, 2014	$14.95	0.12	1.23	1.35	(0.19)	(2.91)	(3.10)	$13.20	10.38%		$88,479,981	1.00%	0.85%		1.01%	286.05%
Year Ended July 31, 2013	$11.47	0.19	3.44	3.63	(0.15)	–	(0.15)	$14.95	31.94%		$93,162,527	1.07%	1.49%		1.08%	339.00%

Class R6 Shares (j)
Six Months Ended April 30, 2018 (Unaudited)	$15.20	0.07	(0.47)	(0.40)	(0.07)	(1.48)	(1.55)	$13.25	(2.92%	)	$14,219	1.01%	0.95%		1.01%	71.24%
Year Ended October 31, 2017	$12.42	0.08	2.80	2.88	(0.10)	–	(0.10)	$15.20	23.21%		$14,652	0.99%	0.57%		0.99%	115.05%
Year Ended October 31, 2016	$12.12	0.12	0.29	0.41	(0.11)	–	(0.11)	$12.42	3.47%		$11,885	1.03%	1.00%		1.03%	95.42%
Year Ended October 31, 2015	$13.69	0.12	(0.13)	(0.01)	(0.12)	(1.44)	(1.56)	$12.12	0.51%		$11,490	0.98%	1.03%		0.98%	160.34%
Period Ended October 31, 2014 (i)	$13.19	0.02	0.48	0.50	–	–	–	$13.69	3.79%		$11,435	1.07%	0.53%		1.10%	80.17%
Period Ended July 31, 2014 (k)	$14.97	0.09	1.23	1.32	(0.19)	(2.91)	(3.10)	$13.19	10.15%		$11,017	0.99%	0.76%		0.99%	286.05%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	For the period from August 1, 2014 through October 31, 2014.
(j)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

13

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard Cognitive Value Fund (Continued)

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)

Institutional Service Class Shares (l)
Six Months Ended April 30, 2018 (Unaudited)	$15.22	0.06	(0.47)	(0.41)	(0.07)	(1.48)	(1.55)	$13.26	(3.03%	)	$421,355	1.16%	0.87%	1.16%	71.24%
Year Ended October 31, 2017	$12.44	0.07	2.79	2.86	(0.08)	–	(0.08)	$15.22	23.05%		$763,517	1.12%	0.50%	1.12%	115.05%
Year Ended October 31, 2016	$12.14	0.08	0.33	0.41	(0.11)	–	(0.11)	$12.44	3.41%		$968,623	1.14%	0.66%	1.14%	95.42%
Year Ended October 31, 2015	$13.71	0.13	(0.12)	0.01	(0.14)	(1.44)	(1.58)	$12.14	0.61%		$177,910	0.90%	1.09%	0.90%	160.34%
Period Ended October 31, 2014 (i)	$13.22	0.02	0.47	0.49	–	–	–	$13.71	3.71%	(h)	$292,928	1.11%	0.50%	1.11%	80.17%
Year Ended July 31, 2014	$14.95	0.10	1.23	1.33	(0.15)	(2.91)	(3.06)	$13.22	10.23%	(h)	$433,029	1.14%	0.75%	1.16%	286.05%
Year Ended July 31, 2013	$11.46	0.18	3.45	3.63	(0.14)	–	(0.14)	$14.95	31.93%		$1,936,773	1.14%	1.42%	1.33%	339.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	For the period from August 1, 2014 through October 31, 2014.
(l)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

14

Fund Overview	Nationwide Bailard Technology & Science Fund

Asset Allocation†

Common Stocks	99.7%
Repurchase Agreement	0.8%
Short-Term Investment	0.1%
Liabilities in excess of other assets	(0.6)%
100.0%

Top Industries††

Software	22.3%
Internet Software & Services	15.1%
Semiconductors & Semiconductor Equipment	14.3%
Technology Hardware, Storage & Peripherals	13.0%
IT Services	11.1%
Electronic Equipment, Instruments & Components	7.9%
Biotechnology	7.0%
Communications Equipment	4.2%
Internet & Direct Marketing Retail	3.8%
Pharmaceuticals	0.4%
Other Industries*	0.9%
100.0%

Top Holdings††

Facebook, Inc., Class A	6.2%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Cisco Systems, Inc.	4.2%
NetApp, Inc.	4.0%
Apple, Inc.	3.9%
Amazon.com, Inc.	3.8%
Adobe Systems, Inc.	3.6%
Alphabet, Inc., Class C	3.5%
Lam Research Corp.	3.0%
Other Holdings*	57.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

15

Shareholder Expense Example	Nationwide Bailard Technology & Science Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard Technology & Science Fund April 30, 2018			Beginning Account Value($) 11/1/17	Ending Account Value($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,060.60	6.44	1.26
	Hypothetical	(a)(b)	1,000.00	1,018.55	6.31	1.26
Class C Shares	Actual	(a)	1,000.00	1,057.00	10.35	2.03
	Hypothetical	(a)(b)	1,000.00	1,014.73	10.14	2.03
Class M Shares	Actual	(a)	1,000.00	1,062.80	4.76	0.93
	Hypothetical	(a)(b)	1,000.00	1,020.18	4.66	0.93
Class R6 Shares	Actual	(a)	1,000.00	1,062.90	4.76	0.93
	Hypothetical	(a)(b)	1,000.00	1,020.18	4.66	0.93
Institutional Service Class Shares	Actual	(a)	1,000.00	1,062.40	5.06	0.99
	Hypothetical	(a)(b)	1,000.00	1,019.89	4.96	0.99

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

16

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.7%

	Shares	Value

Biotechnology 7.1%
AbbVie, Inc.	4,200	$405,510
Acceleron Pharma, Inc.*	10,500	366,555
Alexion Pharmaceuticals, Inc.*	2,000	235,260
Alkermes plc*	5,000	221,350
Arena Pharmaceuticals, Inc.*	11,000	438,240
Array BioPharma, Inc.*	28,200	382,392
Biogen, Inc.*	750	205,200
BioMarin Pharmaceutical, Inc.*	4,000	334,040
Bluebird Bio, Inc.*	2,000	340,300
Celgene Corp.*	6,500	566,150
Epizyme, Inc.* (a)	25,000	321,250
Esperion Therapeutics, Inc.*	6,000	420,060
FibroGen, Inc.*	10,000	454,500
Global Blood Therapeutics, Inc.*	7,500	331,125
Incyte Corp.*	4,400	272,536
Ionis Pharmaceuticals, Inc.*	5,800	249,574
Ironwood Pharmaceuticals, Inc.*	23,000	416,760
Kura Oncology, Inc.*	30,000	454,500
Neurocrine Biosciences, Inc.*	4,900	397,292
Proteostasis Therapeutics, Inc.*	25,000	126,500
Sage Therapeutics, Inc.*	1,700	244,664
Sangamo Therapeutics, Inc.*	20,000	316,000
Spark Therapeutics, Inc.*	9,000	686,880
TESARO, Inc.*	7,500	381,825
Vertex Pharmaceuticals, Inc.*	2,200	336,952
Voyager Therapeutics, Inc.*	20,000	363,200
Xencor, Inc.*	19,700	571,103

		9,839,718

Communications Equipment 4.2%
Cisco Systems, Inc.	133,170	5,898,099

Electronic Equipment, Instruments & Components 7.9%
Flex Ltd.*	182,980	2,378,740
LG Display Co. Ltd., ADR-KR (a)	66,000	712,800
Orbotech Ltd.*	55,400	3,236,468
TE Connectivity Ltd.	20,305	1,862,984
Tech Data Corp.*	36,500	2,783,125

		10,974,117

Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.*	3,415	5,348,334

Internet Software & Services 15.1%
Alphabet, Inc., Class A*	5,950	6,060,551
Alphabet, Inc., Class C*	4,766	4,848,595
Facebook, Inc., Class A*	50,615	8,705,780
LogMeIn, Inc.	12,630	1,391,826

		21,006,752

IT Services 11.2%
Booz Allen Hamilton Holding Corp.	72,400	2,869,212
Cognizant Technology Solutions Corp., Class A	39,915	3,265,845
DXC Technology Co.	34,000	3,504,040
Euronet Worldwide, Inc.*	36,800	2,874,448
Fiserv, Inc.*	21,200	1,502,232
Visa, Inc., Class A	11,480	1,456,583

		15,472,360

Common Stocks (continued)

	Shares	Value

Pharmaceuticals 0.4%
Aerie Pharmaceuticals, Inc.*	5,400	$276,480
Dermira, Inc.*	26,000	236,860

		513,340

Semiconductors & Semiconductor Equipment 14.4%
Broadcom, Inc.	11,016	2,527,291
KLA-Tencor Corp.	16,690	1,698,041
Lam Research Corp.	22,790	4,217,517
Maxim Integrated Products, Inc.	59,035	3,217,407
Micron Technology, Inc.*	13,800	634,524
NVIDIA Corp.	14,200	3,193,580
QUALCOMM, Inc.	14,655	747,552
Texas Instruments, Inc.	36,300	3,681,909

		19,917,821

Software 22.4%
Activision Blizzard, Inc.	50,000	3,317,500
Adobe Systems, Inc.*	22,850	5,063,560
Electronic Arts, Inc.*	18,900	2,229,822
HubSpot, Inc.*	26,600	2,816,940
Microsoft Corp.	84,100	7,865,032
Qualys, Inc.*	33,600	2,585,520
RingCentral, Inc., Class A*	47,700	3,198,285
Splunk, Inc.*	23,200	2,381,480
Varonis Systems, Inc.*	25,200	1,646,820

		31,104,959

Technology Hardware, Storage & Peripherals 13.1%
Apple, Inc.	32,895	5,436,227
HP, Inc.	187,110	4,020,994
NCR Corp.*	102,500	3,153,925
NetApp, Inc.	84,000	5,592,720

		18,203,866

Total Common Stocks (cost $68,098,530)		138,279,366

Short-Term Investment 0.1%
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (b)(c)	83,428	83,428

Total Short-Term Investment (cost $83,428)		83,428

17

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

Repurchase Agreement 0.8%

	Principal Amount	Value

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $1,159,017, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $1,182,142. (c)(d)	$1,158,963	$1,158,963

Total Repurchase Agreement (cost $1,158,963)		1,158,963

Total Investments (cost $69,340,921) — 100.6%		139,521,757

Liabilities in excess of other assets — (0.6)%		(851,036)

NET ASSETS — 100.0%		$138,670,721

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $1,197,312, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $83,428 and $1,158,963, respectively, a total value of $1,242,391.

(b)	Represents 7-day effective yield as of April 30, 2018.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $1,242,391.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

ADR	American Depository Receipt

KR	South Korea

The accompanying notes are an integral part of these financial statements.

18

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Bailard Technology & Science Fund
Assets:
Investment securities, at value* (cost $68,181,958)	$138,362,794
Repurchase agreement, at value (cost $1,158,963)	1,158,963
Cash	812,760
Interest and dividends receivable	22,391
Security lending income receivable	374
Receivable for investments sold	1,753,134
Receivable for capital shares issued	321
Prepaid expenses	49,957

Total Assets	142,160,694

Liabilities:
Payable for investments purchased	1,311,286
Payable for capital shares redeemed	809,373
Payable upon return of securities loaned (Note 2)	1,242,392
Accrued expenses and other payables:
Investment advisory fees	87,065
Fund administration fees	16,629
Distribution fees	2,126
Administrative servicing fees	1,279
Accounting and transfer agent fees	1,752
Trustee fees	142
Custodian fees	561
Compliance program costs (Note 3)	95
Professional fees	13,809
Printing fees	738
Other	2,726

Total Liabilities	3,489,973

Net Assets	$138,670,721

Represented by:
Capital	$53,676,669
Accumulated distributions in excess of net investment loss	(94,357)
Accumulated net realized gains from investment securities	14,907,573
Net unrealized appreciation/(depreciation) in investment securities	70,180,836

Net Assets	$138,670,721

Net Assets:
Class A Shares	$3,839,928
Class C Shares	1,200,850
Class M Shares	127,312,601
Class R6 Shares	4,201,528
Institutional Service Class Shares	2,115,814

Total	$138,670,721

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	179,994
Class C Shares	62,229
Class M Shares	5,699,013
Class R6 Shares	188,509
Institutional Service Class Shares	94,874

Total	6,224,619

*	Includes value of securities on loan of $1,197,312 (Note 2).

19

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Bailard Technology & Science Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$21.33
Class C Shares (b)	$19.30
Class M Shares	$22.34
Class R6 Shares	$22.29
Institutional Service Class Shares	$22.30
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$22.63

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

20

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Bailard Technology & Science Fund
INVESTMENT INCOME:
Dividend income	$572,361
Income from securities lending (Note 2)	5,392
Interest income	5,226

Total Income	582,979

EXPENSES:
Investment advisory fees	533,715
Fund administration fees	57,138
Distribution fees Class A	5,126
Distribution fees Class C	7,887
Administrative servicing fees Class A	1,640
Administrative servicing fees Class C	789
Administrative servicing fees Institutional Service Class	607
Registration and filing fees	32,840
Professional fees	15,969
Printing fees	5,127
Trustee fees	2,046
Custodian fees	2,573
Accounting and transfer agent fees	7,190
Compliance program costs (Note 3)	290
Other	4,277

Total Expenses	677,214

NET INVESTMENT LOSS	(94,235)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities	14,869,940
Net change in unrealized appreciation/depreciation in the value of investment securities	(6,130,300)

Net realized/unrealized gains	8,739,640

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,645,405

The accompanying notes are an integral part of these financial statements.

21

Statements of Changes in Net Assets

	Nationwide Bailard Technology & Science Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income/(loss)	$(94,235)	$1,489
Net realized gains	14,869,940	13,543,968
Net change in unrealized appreciation/depreciation	(6,130,300)	27,232,217

Change in net assets resulting from operations	8,645,405	40,777,674

Distributions to Shareholders From:
Net investment income:
Class A	–	(3,903)
Class C	–	–
Class M	(138,209)	(214,128)
Class R6 (a)	(3,299)	(2,543)
Institutional Service Class	(1,241)	(1,822)
Net realized gains:
Class A	(357,679)	(204,270)
Class C	(171,264)	(85,360)
Class M	(12,310,331)	(7,070,796)
Class R6 (a)	(293,845)	(83,965)
Institutional Service Class	(183,904)	(69,324)

Change in net assets from shareholder distributions	(13,459,772)	(7,736,111)

Change in net assets from capital transactions	1,133,777	1,648,931

Change in net assets	(3,680,590)	34,690,494

Net Assets:
Beginning of period	142,351,311	107,660,817

End of period	$138,670,721	$142,351,311

Accumulated undistributed (distributions in excess of) net investment income/(loss) at end of period	$(94,357)	$142,627

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,001,873	$1,651,814
Dividends reinvested	335,740	201,902
Cost of shares redeemed	(925,486)	(1,991,284)

Total Class A Shares	412,127	(137,568)

Class C Shares
Proceeds from shares issued	90,986	281,885
Dividends reinvested	164,581	79,767
Cost of shares redeemed	(569,395)	(151,284)

Total Class C Shares	(313,828)	210,368

Class M Shares
Proceeds from shares issued	2,124,355	3,060,958
Dividends reinvested	10,338,567	6,296,990
Cost of shares redeemed	(12,988,714)	(9,716,790)

Total Class M Shares	(525,792)	(358,842)

22

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard Technology & Science Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$1,537,226	$1,809,507
Dividends reinvested	297,144	86,508
Cost of shares redeemed	(587,006)	(665,695)

Total Class R6 Shares	1,247,364	1,230,320

Institutional Service Class Shares
Proceeds from shares issued	230,770	1,341,162
Dividends reinvested	156,834	48,808
Cost of shares redeemed	(73,698)	(685,317)

Total Institutional Service Class Shares	313,906	704,653

Change in net assets from capital transactions	$1,133,777	$1,648,931

SHARE TRANSACTIONS:
Class A Shares
Issued	45,916	89,737
Reinvested	16,204	12,207
Redeemed	(43,014)	(98,703)

Total Class A Shares	19,106	3,241

Class C Shares
Issued	4,300	16,150
Reinvested	8,759	5,224
Redeemed	(29,381)	(8,539)

Total Class C Shares	(16,322)	12,835

Class M Shares
Issued	92,557	162,271
Reinvested	477,091	366,317
Redeemed	(582,434)	(503,106)

Total Class M Shares	(12,786)	25,482

Class R6 Shares (a)
Issued	68,232	90,892
Reinvested	13,744	5,044
Redeemed	(26,176)	(33,039)

Total Class R6 Shares	55,800	62,897

Institutional Service Class Shares
Issued	10,080	64,138
Reinvested	7,247	2,842
Redeemed	(3,272)	(37,555)

Total Institutional Service Class Shares	14,055	29,425

Total change in shares	59,853	133,880

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

23

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard Technology & Science Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$22.22	(0.05)	1.33	1.28	—	(2.17)	(2.17)	$21.33	6.06%		$3,839,928	1.26%	(0.45%	)	1.26%	13.71%
Year Ended October 31, 2017	$17.26	(0.06)	6.29	6.23	(0.02)	(1.25)	(1.27)	$22.22	38.67%		$3,574,315	1.28%	(0.31%	)	1.28%	26.17%
Year Ended October 31, 2016	$17.46	0.05	1.12	1.17	—	(1.37)	(1.37)	$17.26	7.35%		$2,720,410	1.31%	0.28%		1.31%	28.65%
Year Ended October 31, 2015	$17.54	—	1.51	1.51	(0.02)	(1.57)	(1.59)	$17.46	9.66%		$3,206,650	1.27%	(0.01%	)	1.27%	25.31%
Period Ended October 31, 2014 (h)	$16.53	(0.01)	1.02	1.01	—	—	—	$17.54	6.11%		$2,450,895	1.45%	(0.32%	)	1.46%	7.60%
Year Ended July 31, 2014	$13.51	(0.03)	3.05	3.02	—	—	—	$16.53	22.35%		$2,192,132	1.37%	(0.23%	)	1.39%	36.99%
Year Ended July 31, 2013	$11.56	(0.02)	1.97	1.95	—	—	—	$13.51	16.87%		$1,458,286	1.45%	(0.13%	)	1.58%	45.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$20.37	(0.12)	1.22	1.10	—	(2.17)	(2.17)	$19.30	5.70%		$1,200,850	2.03%	(1.22%	)	2.03%	13.71%
Year Ended October 31, 2017	$16.01	(0.19)	5.80	5.61	—	(1.25)	(1.25)	$20.37	37.67%		$1,599,961	2.04%	(1.08%	)	2.04%	26.17%
Year Ended October 31, 2016	$16.42	(0.08)	1.04	0.96	—	(1.37)	(1.37)	$16.01	6.47%		$1,052,416	2.07%	(0.52%	)	2.09%	28.65%
Year Ended October 31, 2015	$16.68	(0.11)	1.42	1.31	—	(1.57)	(1.57)	$16.42	8.90%		$926,389	1.99%	(0.71%	)	1.99%	25.31%
Period Ended October 31, 2014(h)	$15.74	(0.04)	0.98	0.94	—	—	—	$16.68	5.97%		$565,917	2.05%	(0.92%	)	2.17%	7.60%
Year Ended July 31, 2014	$12.95	(0.13)	2.92	2.79	—	—	—	$15.74	21.54%		$498,395	2.05%	(0.90%	)	2.05%	36.99%
Year Ended July 31, 2013	$11.15	(0.09)	1.89	1.80	—	—	—	$12.95	16.14%		$383,795	2.05%	(0.73%	)	2.08%	45.00%

Class M Shares
Six Months Ended April 30, 2018 (Unaudited)	$23.15	(0.01)	1.39	1.38	(0.02)	(2.17)	(2.19)	$22.34	6.28%		$127,312,601	0.93%	(0.11%	)	0.93%	13.71%
Year Ended October 31, 2017	$17.89	—	6.55	6.55	(0.04)	(1.25)	(1.29)	$23.15	39.12%		$132,242,812	0.95%	0.02%		0.95%	26.17%
Year Ended October 31, 2016	$18.07	0.10	1.16	1.26	(0.07)	(1.37)	(1.44)	$17.89	7.67%		$101,722,940	0.98%	0.58%		0.98%	28.65%
Year Ended October 31, 2015	$18.10	0.07	1.55	1.62	(0.08)	(1.57)	(1.65)	$18.07	10.02%		$100,410,733	0.95%	0.39%		0.95%	25.31%
Period Ended October 31, 2014 (h)	$17.04	—	1.06	1.06	—	—	—	$18.10	6.22%		$101,788,290	1.05%	0.09%		1.08%	7.60%
Year Ended July 31, 2014	$13.90	0.03	3.14	3.17	(0.03)	—	(0.03)	$17.04	22.85%		$96,832,238	0.99%	0.18%		0.99%	36.99%
Year Ended July 31, 2013	$11.85	0.03	2.02	2.05	—	—	—	$13.90	17.30%		$86,675,286	1.05%	0.27%		1.08%	45.00%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$23.10	(0.01)	1.39	1.38	(0.02)	(2.17)	(2.19)	$22.29	6.29%		$4,201,528	0.93%	(0.12%	)	0.93%	13.71%
Year Ended October 31, 2017	$17.86	—	6.53	6.53	(0.04)	(1.25)	(1.29)	$23.10	39.15%		$3,066,228	0.95%	–		0.95%	26.17%
Year Ended October 31, 2016	$18.04	0.06	1.21	1.27	(0.08)	(1.37)	(1.45)	$17.86	7.69%	(j)	$1,246,501	0.98%	0.35%		0.98%	28.65%
Year Ended October 31, 2015	$18.06	0.03	1.60	1.63	(0.08)	(1.57)	(1.65)	$18.04	10.11%		$278,563	0.95%	0.16%		0.95%	25.31%
Period Ended October 31, 2014 (h)	$17.00	—	1.06	1.06	—	—	—	$18.06	6.24%		$124,010	1.05%	0.05%		1.08%	7.60%
Period Ended July 31, 2014 (k)	$14.53	(0.02)	2.52	2.50	(0.03)	—	(0.03)	$17.00	17.25%		$76,937	0.96%	(0.14%	)	0.96%	36.99%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

24

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard Technology & Science Fund (Continued)

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Institutional Service Class Shares (l)
Six Months Ended April 30, 2018 (Unaudited)	$23.11	(0.02)	1.39	1.37	(0.01)	(2.17)	(2.18)	$22.30	6.24%	$2,115,814	0.99%	(0.18%	)	0.99%	13.71%
Year Ended October 31, 2017	$17.87	(0.02)	6.54	6.52	(0.03)	(1.25)	(1.28)	$23.11	39.00%	$1,867,995	1.06%	(0.08%	)	1.06%	26.17%
Year Ended October 31, 2016	$18.03	0.08	1.17	1.25	(0.04)	(1.37)	(1.41)	$17.87	7.60%	$918,550	1.09%	0.48%		1.09%	28.65%
Year Ended October 31, 2015	$18.05	0.06	1.53	1.59	(0.04)	(1.57)	(1.61)	$18.03	9.89%	$1,019,308	1.03%	0.32%		1.03%	25.31%
Period Ended October 31, 2014 (h)	$17.00	—	1.05	1.05	—	—	—	$18.05	6.18%	$1,119,698	1.20%	(0.04%	)	1.25%	7.60%
Year Ended July 31, 2014	$13.87	—	3.14	3.14	(0.01)	—	(0.01)	$17.00	22.63%	$1,203,010	1.17%	0.01%		1.20%	36.99%
Year Ended July 31, 2013	$11.83	0.02	2.02	2.04	—	—	—	$13.87	17.24%	$1,543,971	1.14%	0.18%		1.33%	45.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(l)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

25

Fund Overview	Nationwide Fund

Asset Allocation†

Common Stocks	99.5%
Repurchase Agreement	1.9%
Short-Term Investment	0.1%
Liabilities in excess of other assets	(1.5)%
100.0%

Top Industries††

Software	6.4%
Internet Software & Services	5.9%
Semiconductors & Semiconductor Equipment	5.3%
Oil, Gas & Consumable Fuels	4.9%
Banks	4.9%
Aerospace & Defense	4.7%
Internet & Direct Marketing Retail	4.4%
IT Services	4.3%
Pharmaceuticals	4.2%
Health Care Equipment & Supplies	3.8%
Other Industries*	51.2%
100.0%

Top Holdings††

Bank of America Corp.	3.7%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.7%
Facebook, Inc., Class A	2.6%
Microsoft Corp.	2.5%
UnitedHealth Group, Inc.	2.2%
Boeing Co. (The)	1.9%
Verizon Communications, Inc.	1.7%
Visa, Inc., Class A	1.5%
Comcast Corp., Class A	1.4%
Other Holdings*	76.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

26

Shareholder Expense Example	Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2018 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,023.70	4.67	0.93
	Hypothetical	(a)(b)	1,000.00	1,020.18	4.66	0.93
Class C Shares	Actual	(a)	1,000.00	1,020.00	8.36	1.67
	Hypothetical	(a)(b)	1,000.00	1,016.51	8.35	1.67
Class R Shares	Actual	(a)	1,000.00	1,022.70	6.07	1.21
	Hypothetical	(a)(b)	1,000.00	1,018.79	6.06	1.21
Class R6 Shares	Actual	(c)	1,000.00	993.50	0.30	0.53
	Hypothetical	(b)(d)	1,000.00	1,022.17	2.66	0.53
Institutional Service Class Shares	Actual	(a)	1,000.00	1,025.40	3.36	0.67
	Hypothetical	(a)(b)	1,000.00	1,021.47	3.36	0.67

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from April 11, 2018 through April 30, 2018 to reflect the period from commencement of operations.

(d)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

27

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Fund

Common Stocks 99.5%

	Shares	Value

Aerospace & Defense 4.8%
Boeing Co. (The)	58,130	$19,389,843
Harris Corp.	26,824	4,195,810
Lockheed Martin Corp.	41,872	13,434,212
Northrop Grumman Corp.	38,340	12,347,014

		49,366,879

Air Freight & Logistics 0.4%
FedEx Corp.	15,188	3,754,474

Airlines 0.3%
Southwest Airlines Co.	65,427	3,456,508

Banks 4.9%
Bank of America Corp.	1,277,747	38,230,190
KeyCorp	339,684	6,766,506
Zions Bancorp	105,132	5,755,977

		50,752,673

Beverages 2.1%
Anheuser-Busch InBev SA/NV, ADR-BE	20,560	2,057,645
Constellation Brands, Inc., Class A	24,941	5,814,495
Monster Beverage Corp.*	87,975	4,838,625
PepsiCo, Inc.	93,499	9,437,789

		22,148,554

Biotechnology 1.5%
Alnylam Pharmaceuticals, Inc.*	12,404	1,172,550
Biogen, Inc.*	4,862	1,330,243
Celgene Corp.*	55,922	4,870,806
Incyte Corp.*	19,009	1,177,418
Regeneron Pharmaceuticals, Inc.*	4,496	1,365,345
Vertex Pharmaceuticals, Inc.*	33,560	5,140,050

		15,056,412

Capital Markets 2.6%
Morgan Stanley	185,368	9,568,696
Northern Trust Corp.	72,450	7,734,038
TD Ameritrade Holding Corp.	167,956	9,756,564

		27,059,298

Chemicals 2.3%
Celanese Corp., Series A	49,856	5,417,852
DowDuPont, Inc.	154,460	9,768,050
Monsanto Co.	14,071	1,764,081
PPG Industries, Inc.	32,898	3,483,240
Praxair, Inc.	19,803	3,020,354

		23,453,577

Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,610	313,580
Vulcan Materials Co.	5,945	663,997

		977,577

Consumer Finance 1.0%
American Express Co.	50,958	5,032,102
Capital One Financial Corp.	62,867	5,697,008

		10,729,110

Common Stocks (continued)

	Shares	Value

Containers & Packaging 0.9%
Ball Corp.	80,718	$3,235,985
Crown Holdings, Inc.*	52,112	2,597,262
International Paper Co.	66,191	3,412,808

		9,246,055

Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.	355,606	17,549,156

Electric Utilities 2.8%
Avangrid, Inc.	49,220	2,594,386
Edison International	188,848	12,373,321
Exelon Corp.	127,158	5,045,629
NextEra Energy, Inc.	55,839	9,152,571

		29,165,907

Electrical Equipment 0.7%
AMETEK, Inc.	50,211	3,504,728
Eaton Corp. plc	48,569	3,644,132

		7,148,860

Electronic Equipment, Instruments & Components 0.6%
Flex Ltd.*	497,070	6,461,910

Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	136,747	4,937,934
Halliburton Co.	54,677	2,897,334

		7,835,268

Equity Real Estate Investment Trusts (REITs) 3.0%
Alexandria Real Estate Equities, Inc.	37,260	4,641,478
American Tower Corp.	74,538	10,164,002
Equinix, Inc.	6,564	2,762,065
Host Hotels & Resorts, Inc.	87,760	1,716,586
Invitation Homes, Inc.	223,391	5,169,268
Public Storage	13,372	2,698,202
Simon Property Group, Inc.	22,605	3,534,066

		30,685,667

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	25,721	5,071,152
Sysco Corp.	86,663	5,419,904

		10,491,056

Food Products 0.9%
Campbell Soup Co. (a)	121,567	4,957,502
Hormel Foods Corp.	53,435	1,937,019
McCormick & Co., Inc. (Non-Voting)	22,162	2,336,096

		9,230,617

Health Care Equipment & Supplies 3.9%
Abbott Laboratories	127,840	7,431,339
Baxter International, Inc.	56,180	3,904,510
Boston Scientific Corp.*	343,308	9,859,806
Danaher Corp.	62,309	6,250,839
Medtronic plc	158,809	12,725,365

		40,171,859

28

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Value

Health Care Providers & Services 3.5%
Cardinal Health, Inc.	68,835	$4,417,142
HCA Healthcare, Inc.	36,591	3,503,222
McKesson Corp.	34,974	5,463,288
UnitedHealth Group, Inc.	96,039	22,703,620

		36,087,272

Hotels, Restaurants & Leisure 1.1%
Hilton Worldwide Holdings, Inc.	46,290	3,649,504
McDonald’s Corp.	36,028	6,032,528
MGM Resorts International	51,806	1,627,744

		11,309,776

Household Durables 0.6%
Lennar Corp., Class A	77,461	4,096,912
Mohawk Industries, Inc.*	12,367	2,595,586

		6,692,498

Independent Power and Renewable Electricity Producers 0.7%
NRG Energy, Inc.	242,905	7,530,055

Industrial Conglomerates 0.6%
General Electric Co.	406,772	5,723,282

Insurance 3.5%
Allstate Corp. (The)	25,223	2,467,314
American International Group, Inc.	166,319	9,313,864
Athene Holding Ltd., Class A*	89,822	4,401,278
Hartford Financial Services Group, Inc. (The)	61,757	3,324,997
Marsh & McLennan Cos., Inc.	88,787	7,236,140
MetLife, Inc.	108,953	5,193,789
Prudential Financial, Inc.	36,127	3,841,023

		35,778,405

Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.*	21,927	34,340,532
Expedia Group, Inc.	46,635	5,369,554
Netflix, Inc.*	18,726	5,851,126

		45,561,212

Internet Software & Services 6.0%
Alphabet, Inc., Class A*	27,927	28,445,884
eBay, Inc.*	140,315	5,315,132
Facebook, Inc., Class A*	156,304	26,884,288
Spotify Technology SA*	7,204	1,164,671

		61,809,975

IT Services 4.4%
Accenture plc, Class A	12,835	1,940,652
Alliance Data Systems Corp.	13,487	2,738,535
Cognizant Technology Solutions Corp., Class A	9,952	814,272
FleetCor Technologies, Inc.*	30,981	6,421,742
Global Payments, Inc.	81,050	9,162,702
PayPal Holdings, Inc.*	86,977	6,489,354
Total System Services, Inc.	17,661	1,484,584
Visa, Inc., Class A	126,611	16,064,404

		45,116,245

Common Stocks (continued)

	Shares	Value

Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.	44,994	$9,464,488

Machinery 1.9%
Caterpillar, Inc.	27,727	4,002,670
Deere & Co.	18,459	2,498,056
Fortive Corp.	50,524	3,552,342
Illinois Tool Works, Inc.	20,582	2,923,056
PACCAR, Inc.	37,647	2,396,985
Pentair plc	58,999	3,969,453

		19,342,562

Media 3.1%
Charter Communications, Inc., Class A*	21,036	5,706,856
Comcast Corp., Class A	479,334	15,046,294
Interpublic Group of Cos., Inc. (The)	89,809	2,118,594
Liberty Media Corp-Liberty Formula One, Class C*	40,796	1,204,298
Twenty-First Century Fox, Inc., Class A	110,176	4,028,035
Viacom, Inc., Class B	102,592	3,094,175
Walt Disney Co. (The) (a)	4,367	438,141

		31,636,393

Metals & Mining 0.3%
Alcoa Corp.*	7,663	392,346
ArcelorMittal (Registered), NYRS-LU*	36,639	1,239,864
Nucor Corp.	6,346	391,040
Southern Copper Corp. (a)	13,930	735,643

		2,758,893

Multiline Retail 0.5%
Dollar Tree, Inc.*	55,391	5,311,443

Multi-Utilities 0.8%
Sempra Energy	78,021	8,722,748

Oil, Gas & Consumable Fuels 5.0%
Andeavor	31,231	4,319,872
BP plc, ADR-UK	96,907	4,321,083
Chevron Corp.	81,255	10,165,813
Concho Resources, Inc.*	12,155	1,910,888
Encana Corp.	84,295	1,052,002
EOG Resources, Inc.	31,835	3,761,942
Exxon Mobil Corp.	33,568	2,609,912
Hess Corp.	15,108	861,005
Kinder Morgan, Inc.	147,975	2,340,964
Marathon Petroleum Corp.	46,971	3,518,598
Newfield Exploration Co.*	44,390	1,322,822
ONEOK, Inc.	39,063	2,352,374
Pioneer Natural Resources Co.	10,208	2,057,422
Suncor Energy, Inc.	104,357	3,989,568
TransCanada Corp.	169,496	7,195,105

		51,779,370

Personal Products 2.7%
Coty, Inc., Class A	830,549	14,410,025
Unilever NV, NYRS-UK (a)	237,217	13,549,835

		27,959,860

Pharmaceuticals 4.3%
Allergan plc	79,939	12,282,627
AstraZeneca plc, ADR-UK	294,070	10,448,307

29

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	244,403	$12,740,728
Eli Lilly & Co.	18,941	1,535,547
Mylan NV*	146,252	5,668,728
Teva Pharmaceutical Industries Ltd., ADR-IL (a)	99,045	1,780,829

		44,456,766

Professional Services 0.3%
Equifax, Inc.	28,769	3,223,566

Road & Rail 1.8%
JB Hunt Transport Services, Inc.	23,379	2,745,396
Norfolk Southern Corp.	67,904	9,742,187
Union Pacific Corp.	42,917	5,734,999

		18,222,582

Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc.* (a)	488,406	5,313,857
Applied Materials, Inc.	74,692	3,709,952
Broadcom, Inc.	38,369	8,802,616
KLA-Tencor Corp.	42,253	4,298,820
Marvell Technology Group Ltd.	317,388	6,366,803
Microchip Technology, Inc.	87,989	7,361,160
Micron Technology, Inc.*	238,931	10,986,048
NVIDIA Corp.	37,840	8,510,216

		55,349,472

Software 6.5%
Adobe Systems, Inc.*	23,678	5,247,045
Autodesk, Inc.*	19,861	2,500,500
Microsoft Corp.	281,785	26,352,533
salesforce.com, Inc.*	92,982	11,249,892
ServiceNow, Inc.*	37,123	6,167,615
SS&C Technologies Holdings, Inc.	185,182	9,194,286
Workday, Inc., Class A*	52,547	6,559,968

		67,271,839

Specialty Retail 0.9%
TJX Cos., Inc. (The)	106,888	9,069,447

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.	28,718	4,745,937
NetApp, Inc.	64,167	4,272,239

		9,018,176

Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc., Class B	124,268	8,498,689
Tapestry, Inc.	30,395	1,634,339

		10,133,028

Tobacco 2.1%
Altria Group, Inc.	171,356	9,614,785
British American Tobacco plc, ADR-UK	182,606	9,973,940
Philip Morris International, Inc.	26,078	2,138,396

		21,727,121

Total Common Stocks (cost $961,877,577)		1,025,797,891

Short-Term Investment 0.1%

	Shares	Value

Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (b)(c)	1,421,358	$1,421,358

Total Short-Term Investment (cost $1,421,358)		1,421,358

Repurchase Agreement 1.9%

	Principal Amount

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $19,746,008, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $20,139,983. (c)(d)	$19,745,081	19,745,081

Total Repurchase Agreement (cost $19,745,081)		19,745,081

Total Investments (cost $983,044,016) — 101.5%		1,046,964,330

Liabilities in excess of other assets — (1.5)%		(15,648,355)

NET ASSETS — 100.0%		$1,031,315,975

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $25,044,482, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,421,358 and $19,745,081, respectively, and by $4,746,349 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.38%, and maturity dates ranging from 7/19/2018 – 5/15/2046; a total value of $25,912,788.

(b)	Represents 7-day effective yield as of April 30, 2018.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $21,166,439.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

ADR	American Depositary Receipt

30

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Fund (Continued)

BE	Belgium

IL	Israel

LU	Luxembourg

NYRS	New York Registry Shares

REIT	Real Estate Investment Trust

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

31

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Fund
Assets:
Investment securities, at value* (cost $963,298,935)	$1,027,219,249
Repurchase agreement, at value (cost $19,745,081)	19,745,081
Cash	7,240,418
Interest and dividends receivable	720,154
Security lending income receivable	6,428
Receivable for investments sold	1,299,684
Receivable for capital shares issued	151,764
Reclaims receivable	29,033
Due from broker	74
Prepaid expenses	40,378

Total Assets	1,056,452,263

Liabilities:
Payable for investments purchased	2,681,418
Payable for capital shares redeemed	564,387
Payable upon return of securities loaned (Note 2)	21,166,439
Accrued expenses and other payables:
Investment advisory fees	416,055
Fund administration fees	34,995
Distribution fees	34,549
Administrative servicing fees	79,778
Accounting and transfer agent fees	67,220
Trustee fees	1,439
Custodian fees	6,129
Compliance program costs (Note 3)	682
Professional fees	24,489
Printing fees	53,358
Other	5,350

Total Liabilities	25,136,288

Net Assets	$1,031,315,975

Represented by:
Capital	$807,541,942
Accumulated undistributed net investment income	292,190
Accumulated net realized gains from investment securities and futures contracts	159,562,928
Net unrealized appreciation/(depreciation) in investment securities	63,920,314
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,399)

Net Assets	$1,031,315,975

Net Assets:
Class A Shares	$152,318,987
Class C Shares	3,133,923
Class R Shares	62,665
Class R6 Shares	4,978
Institutional Service Class Shares	875,795,422

Total	$1,031,315,975

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	6,139,201
Class C Shares	136,347
Class R Shares	2,584
Class R6 Shares	204
Institutional Service Class Shares	35,897,373

Total	42,175,709

*	Includes value of securities on loan of $25,044,482 (Note 2).

32

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$24.81
Class C Shares (b)	$22.98
Class R Shares	$24.25
Class R6 Shares	$24.40
Institutional Service Class Shares	$24.40
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$26.32

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

33

Statement of Operations

For the Period Ended April 30, 2018 (Unaudited)

Nationwide Fund
INVESTMENT INCOME:
Dividend income	$8,704,460
Interest income	29,922
Income from securities lending (Note 2)	10,991
Foreign tax withholding	(35,092)

Total Income	8,710,281

EXPENSES:
Investment advisory fees	2,810,368
Fund administration fees	164,071
Distribution fees Class A	195,983
Distribution fees Class C	18,541
Distribution fees Class R	156
Administrative servicing fees Class A	62,715
Administrative servicing fees Class C	1,265
Administrative servicing fees Class R	37
Administrative servicing fees Institutional Service Class	311,488
Registration and filing fees	27,595
Professional fees	38,264
Printing fees	57,173
Trustee fees	15,082
Custodian fees	19,365
Accounting and transfer agent fees	223,269
Compliance program costs (Note 3)	2,153
Other	12,274

Total expenses before fees waived	3,959,799

Investment advisory fees waived (Note 3)	(236,373)

Net Expenses	3,723,426

NET INVESTMENT INCOME	4,986,855

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10)	162,271,736
Expiration or closing of futures contracts (Note 2)	78,199

Net realized gains	162,349,935

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	(140,948,521)
Futures contracts (Note 2)	(8,339)
Translation of assets and liabilities denominated in foreign currencies	763

Net change in unrealized appreciation/depreciation	(140,956,097)

Net realized/unrealized gains	21,393,838

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$26,380,693

The accompanying notes are an integral part of these financial statements.

34

Statements of Changes in Net Assets

	Nationwide Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$4,986,855	$10,578,511
Net realized gains	162,349,935	84,794,423
Net change in unrealized appreciation/depreciation	(140,956,097)	117,939,708

Change in net assets resulting from operations	26,380,693	213,312,642

Distributions to Shareholders From:
Net investment income:
Class A	(932,462)	(1,561,231)
Class C	(10,051)	(17,361)
Class R	(290)	(421)
Class R6	– (a)	–
Institutional Service Class	(6,588,298)	(10,969,857)
Net realized gains:
Class A	(12,719,723)	(4,224,223)
Class C	(320,700)	(135,428)
Class R	(5,087)	(2,224)
Class R6	– (a)	–
Institutional Service Class	(73,235,895)	(24,599,036)

Change in net assets from shareholder distributions	(93,812,506)	(41,509,781)

Change in net assets from capital transactions	71,427,515	(107,762,904)

Change in net assets	3,995,702	64,039,957

Net Assets:
Beginning of period	1,027,320,273	963,280,316

End of period	$1,031,315,975	$1,027,320,273

Accumulated undistributed net investment income at end of period	$292,190	$2,836,436

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,808,901	$4,292,067
Dividends reinvested	13,466,866	5,705,683
Cost of shares redeemed	(10,303,325)	(16,022,430)

Total Class A Shares	5,972,442	(6,024,680)

Class C Shares
Proceeds from shares issued	73,309	124,432
Dividends reinvested	297,330	125,501
Cost of shares redeemed	(716,113)	(1,244,132)

Total Class C Shares	(345,474)	(994,199)

Class R Shares
Proceeds from shares issued	1,139	3,822
Dividends reinvested	5,377	2,645
Cost of shares redeemed	(74)	(26,014)

Total Class R Shares	6,442	(19,547)

35

Statements of Changes in Net Assets (Continued)

	Nationwide Fund
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares
Proceeds from shares issued	$5,000	(a)	$–
Dividends reinvested	–	(a)	–
Cost of shares redeemed	–	(a)	–

Total Class R6 Shares	5,000	(a)	–

Institutional Service Class Shares
Proceeds from shares issued	33,313,913		23,346,827
Dividends reinvested	76,221,306		33,864,540
Cost of shares redeemed	(43,746,114)		(157,935,845)

Total Institutional Service Class Shares	65,789,105		(100,724,478)

Change in net assets from capital transactions	$71,427,515		$(107,762,904)

SHARE TRANSACTIONS:
Class A Shares
Issued	107,458		176,650
Reinvested	533,307		245,431
Redeemed	(399,092)		(656,400)

Total Class A Shares	241,673		(234,319)

Class C Shares
Issued	2,698		5,484
Reinvested	12,705		5,838
Redeemed	(30,638)		(54,168)

Total Class C Shares	(15,235)		(42,846)

Class R Shares
Issued	44		164
Reinvested	218		117
Redeemed	(3)		(1,108)

Total Class R Shares	259		(827)

Class R6 Shares
Issued	204	(a)	–
Reinvested	–	(a)	–
Redeemed	–	(a)	–

Total Class R6 Shares	204	(a)	–

Institutional Service Class Shares
Issued	1,278,300		975,650
Reinvested	3,070,222		1,476,333
Redeemed	(1,718,948)		(6,717,158)

Total Institutional Service Class Shares	2,629,574		(4,265,175)

Total change in shares	2,856,475		(4,543,167)

Amounts designated as “–” are zero or have been rounded to zero

(a)	For the period from April 11, 2018 (commencement of operations) through April 30, 2018.

The accompanying notes are an integral part of these financial statements.

36

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$26.48	0.09	0.57	0.66	(0.15)	(2.18)	(2.33)	$24.81	2.37%		$152,318,987	0.93%	0.73%		0.97%	107.64%
Year Ended October 31, 2017	$22.25	0.21	4.98	5.19	(0.26)	(0.70)	(0.96)	$26.48	23.93%		$156,138,195	0.96%	0.86%		1.00%	79.20%
Year Ended October 31, 2016	$22.31	0.27	0.43	0.70	(0.22)	(0.54)	(0.76)	$22.25	3.30%		$136,414,821	0.96%	1.27%		1.04%	60.90%
Year Ended October 31, 2015	$21.77	0.22	0.57	0.79	(0.25)	–	(0.25)	$22.31	3.68%		$145,390,681	0.95%	0.98%		1.00%	72.24%	(g)
Year Ended October 31, 2014	$19.00	0.20	2.76	2.96	(0.19)	–	(0.19)	$21.77	15.64%		$81,892,569	0.94%	0.99%		0.99%	48.08%
Year Ended October 31, 2013	$15.13	0.19	3.87	4.06	(0.19)	–	(0.19)	$19.00	27.09%		$72,276,586	1.01%	1.08%		1.04%	113.60%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$24.69	–	0.54	0.54	(0.07)	(2.18)	(2.25)	$22.98	2.00%		$3,133,923	1.67%	–		1.71%	107.64%
Year Ended October 31, 2017	$20.81	0.03	4.64	4.67	(0.09)	(0.70)	(0.79)	$24.69	22.99%		$3,742,859	1.72%	0.11%		1.77%	79.20%
Year Ended October 31, 2016	$20.93	0.10	0.40	0.50	(0.08)	(0.54)	(0.62)	$20.81	2.49%		$4,046,885	1.75%	0.49%		1.79%	60.90%
Year Ended October 31, 2015	$20.45	0.04	0.54	0.58	(0.10)	–	(0.10)	$20.93	2.88%		$4,645,828	1.72%	0.18%		1.77%	72.24%	(g)
Year Ended October 31, 2014	$17.91	0.04	2.59	2.63	(0.09)	–	(0.09)	$20.45	14.72%		$2,045,558	1.70%	0.22%		1.75%	48.08%
Year Ended October 31, 2013	$14.30	0.06	3.66	3.72	(0.11)	–	(0.11)	$17.91	26.14%		$1,720,677	1.73%	0.40%		1.75%	113.60%

Class R Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$25.92	0.06	0.57	0.63	(0.12)	(2.18)	(2.30)	$24.25	2.27%	(i)	$62,665	1.21%	0.44%		1.26%	107.64%
Year Ended October 31, 2017	$21.80	0.10	4.86	4.96	(0.14)	(0.70)	(0.84)	$25.92	23.33%	(i)	$60,273	1.39%	0.44%		1.44%	79.20%
Year Ended October 31, 2016	$21.87	0.17	0.43	0.60	(0.13)	(0.54)	(0.67)	$21.80	2.85%		$68,698	1.42%	0.79%		1.46%	60.90%
Year Ended October 31, 2015	$21.35	0.14	0.54	0.68	(0.16)	–	(0.16)	$21.87	3.19%		$56,905	1.41%	0.62%		1.46%	72.24%	(g)
Year Ended October 31, 2014	$18.66	0.11	2.70	2.81	(0.12)	–	(0.12)	$21.35	15.15%		$105,062	1.37%	0.52%		1.42%	48.08%
Year Ended October 31, 2013	$14.87	0.13	3.81	3.94	(0.15)	–	(0.15)	$18.66	26.72%		$34,631	1.29%	0.79%		1.31%	113.60%

Class R6 Shares
Period Ended April 30, 2018 (j) (Unaudited)	$24.56	–	(0.16)	(0.16)	–	–	–	$24.40	(0.65%	)	$4,978	0.55%	(0.15%	)	0.62%	107.64%
Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$26.07	0.12	0.58	0.70	(0.19)	(2.18)	(2.37)	$24.40	2.54%		$875,795,422	0.67%	0.99%		0.71%	107.64%
Year Ended October 31, 2017	$21.92	0.27	4.90	5.17	(0.32)	(0.70)	(1.02)	$26.07	24.22%		$867,378,946	0.71%	1.11%		0.76%	79.20%
Year Ended October 31, 2016	$21.99	0.32	0.42	0.74	(0.27)	(0.54)	(0.81)	$21.92	3.52%		$822,749,912	0.74%	1.49%		0.78%	60.90%
Year Ended October 31, 2015	$21.46	0.27	0.56	0.83	(0.30)	–	(0.30)	$21.99	3.93%		$828,756,789	0.73%	1.24%		0.78%	72.24%	(g)
Year Ended October 31, 2014	$18.74	0.24	2.71	2.95	(0.23)	–	(0.23)	$21.46	15.85%		$811,488,568	0.72%	1.21%		0.77%	48.08%
Year Ended October 31, 2013	$14.93	0.22	3.82	4.04	(0.23)	–	(0.23)	$18.74	27.35%		$738,850,578	0.77%	1.31%		0.80%	113.60%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Excludes merger activity.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j)	For the period from April 11, 2018 (commencement of operations) through April 30, 2018. Total return is calculated based on inception date of April 10, 2018 through April 30, 2018.

The accompanying notes are an integral part of these financial statements.

37

Fund Overview	Nationwide Geneva Mid Cap Growth Fund

Asset Allocation†

Common Stocks	97.9%
Other assets in excess of liabilities	2.1%
100.0%

Top Industries††

Software	15.2%
Health Care Equipment & Supplies	14.7%
IT Services	9.0%
Capital Markets	6.0%
Electronic Equipment, Instruments & Components	6.0%
Machinery	5.9%
Trading Companies & Distributors	4.2%
Banks	4.0%
Distributors	4.0%
Internet Software & Services	3.8%
Other Industries	27.2%
100.0%

Top Holdings††

Red Hat, Inc.	3.4%
Fiserv, Inc.	2.9%
Amphenol Corp., Class A	2.8%
ABIOMED, Inc.	2.8%
Broadridge Financial Solutions, Inc.	2.8%
CoStar Group, Inc.	2.7%
Intuit, Inc.	2.7%
Tyler Technologies, Inc.	2.7%
East West Bancorp, Inc.	2.6%
Raymond James Financial, Inc.	2.4%
Other Holdings	72.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

38

Shareholder Expense Example	Nationwide Geneva Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Geneva Mid Cap Growth Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,065.80	5.79	1.13
	Hypothetical	(a)(b)	1,000.00	1,019.19	5.66	1.13
Class C Shares	Actual	(a)	1,000.00	1,061.50	9.56	1.87
	Hypothetical	(a)(b)	1,000.00	1,015.52	9.35	1.87
Class R6 Shares	Actual	(a)	1,000.00	1,067.40	3.95	0.77
	Hypothetical	(a)(b)	1,000.00	1,020.98	3.86	0.77
Institutional Service Class Shares	Actual	(a)	1,000.00	1,066.80	4.82	0.94
	Hypothetical	(a)(b)	1,000.00	1,020.13	4.71	0.94

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

39

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 97.9%

	Shares	Value

Banks 3.9%
East West Bancorp, Inc.	366,276	$24,401,307
Signature Bank*	106,998	13,604,796

		38,006,103

Biotechnology 1.2%
Ligand Pharmaceuticals, Inc.*	72,811	11,274,783

Building Products 1.4%
Fortune Brands Home & Security, Inc.	248,353	13,582,426

Capital Markets 5.9%
Affiliated Managers Group, Inc.	69,475	11,453,649
Intercontinental Exchange, Inc.	307,192	22,259,132
Raymond James Financial, Inc.	258,295	23,181,976

		56,894,757

Commercial Services & Supplies 2.2%
Copart, Inc.*	418,323	21,367,939

Distributors 3.9%
LKQ Corp.*	655,675	20,339,039
Pool Corp.	126,425	17,549,054

		37,888,093

Diversified Consumer Services 1.1%
Grand Canyon Education, Inc.*	104,136	10,829,103

Electronic Equipment, Instruments & Components 5.8%
Amphenol Corp., Class A	320,157	26,800,342
National Instruments Corp.	332,764	13,606,720
Trimble, Inc.*	470,693	16,285,978

		56,693,040

Health Care Equipment & Supplies 14.4%
ABIOMED, Inc.*	87,834	26,433,642
Align Technology, Inc.*	73,574	18,382,464
Cooper Cos., Inc. (The)	59,567	13,623,569
DENTSPLY SIRONA, Inc.	248,675	12,518,299
IDEXX Laboratories, Inc.*	104,907	20,403,362
NuVasive, Inc.*	174,449	9,282,431
STERIS plc	204,851	19,362,517
Teleflex, Inc.	25,926	6,945,057
Varian Medical Systems, Inc.*	111,100	12,842,049

		139,793,390

Health Care Providers & Services 1.3%
Henry Schein, Inc.*	166,557	12,658,332

Health Care Technology 3.1%
Cerner Corp.*	163,420	9,519,215
Medidata Solutions, Inc.*	286,311	20,431,153

		29,950,368

Hotels, Restaurants & Leisure 1.6%
Texas Roadhouse, Inc.	242,823	15,560,098

Household Products 1.9%
Church & Dwight Co., Inc.	392,054	18,112,895

Industrial Conglomerates 1.8%
Roper Technologies, Inc.	67,061	17,716,846

Common Stocks (continued)

	Shares	Value

Internet Software & Services 3.8%
CoStar Group, Inc.*	70,771	$25,948,895
j2 Global, Inc.	133,606	10,605,644

		36,554,539

IT Services 8.8%
Broadridge Financial Solutions, Inc.	245,042	26,270,953
Fiserv, Inc.*	392,782	27,832,532
Gartner, Inc.*	144,471	17,522,888
MAXIMUS, Inc.	207,010	14,000,086

		85,626,459

Leisure Products 1.3%
Hasbro, Inc.	143,870	12,673,508

Machinery 5.7%
IDEX Corp.	165,253	22,087,716
Middleby Corp. (The)* (a)	99,335	12,500,316
Snap-on, Inc.	83,405	12,114,576
WABCO Holdings, Inc.*	69,416	8,953,970

		55,656,578

Professional Services 2.2%
Verisk Analytics, Inc.*	202,082	21,511,629

Road & Rail 1.7%
JB Hunt Transport Services, Inc.	142,721	16,759,727

Semiconductors & Semiconductor Equipment 1.3%
Microchip Technology, Inc.	150,272	12,571,755

Software 14.9%
ANSYS, Inc.*	124,122	20,065,563
Intuit, Inc.	138,238	25,545,000
RealPage, Inc.*	238,708	12,770,878
Red Hat, Inc.*	199,601	32,546,939
SS&C Technologies Holdings, Inc.	345,901	17,173,985
Tyler Technologies, Inc.*	114,933	25,161,132
Ultimate Software Group, Inc. (The)* (a)	44,984	10,792,561

		144,056,058

Specialty Retail 2.9%
Burlington Stores, Inc.*	76,580	10,403,393
O’Reilly Automotive, Inc.*	69,873	17,892,379

		28,295,772

Textiles, Apparel & Luxury Goods 1.7%
Carter’s, Inc.	159,875	16,038,660

Trading Companies & Distributors 4.1%
Beacon Roofing Supply, Inc.*	265,536	12,997,988
Fastenal Co.	225,895	11,292,491
Watsco, Inc.	91,061	15,245,433

		39,535,912

Total Investments (cost $678,605,575) — 97.9%		949,608,770

Other assets in excess of liabilities — 2.1%		19,968,283

NET ASSETS — 100.0%		$969,577,053

40

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $19,168,980, which was collateralized by $19,971,121 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00%-3.38%, and maturity dates ranging from 7/19/2018 - 5/15/2046; a total value of $19,971,121.

The accompanying notes are an integral part of these financial statements.

41

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund
Assets:
Investment securities, at value* (cost $678,605,575)	$949,608,770
Cash	20,509,079
Interest and dividends receivable	274,873
Security lending income receivable	1,835
Receivable for capital shares issued	972,094
Prepaid expenses	52,838

Total Assets	971,419,489

Liabilities:
Payable for capital shares redeemed	676,448
Accrued expenses and other payables:
Investment advisory fees	553,822
Fund administration fees	33,739
Distribution fees	67,401
Administrative servicing fees	399,128
Accounting and transfer agent fees	14,157
Trustee fees	1,715
Custodian fees	2,425
Compliance program costs (Note 3)	680
Professional fees	24,437
Printing fees	61,454
Other	7,030

Total Liabilities	1,842,436

Net Assets	$969,577,053

Represented by:
Capital	$644,884,613
Accumulated net investment loss	(3,812,713)
Accumulated net realized gains from investment securities	57,501,958
Net unrealized appreciation/(depreciation) in investment securities	271,003,195

Net Assets	$969,577,053

Net Assets:
Class A Shares	$129,278,211
Class C Shares	48,317,703
Class R6 Shares	344,942,651
Institutional Service Class Shares	447,038,488

Total	$969,577,053

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	5,002,679
Class C Shares	2,313,698
Class R6 Shares	12,778,154
Institutional Service Class Shares	16,708,300

Total	36,802,831

*	Includes value of securities on loan of $19,168,980 (Note 2).

42

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$25.84
Class C Shares (b)	$20.88
Class R6 Shares	$26.99
Institutional Service Class Shares	$26.76
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$27.42

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

43

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$3,228,074
Interest income	107,799
Income from securities lending (Note 2)	15,613

Total Income	3,351,486

EXPENSES:
Investment advisory fees	3,507,731
Fund administration fees	160,590
Distribution fees Class A	170,286
Distribution fees Class C	252,646
Administrative servicing fees Class A	74,926
Administrative servicing fees Class C	25,264
Administrative servicing fees Institutional Service Class	425,346
Registration and filing fees	52,478
Professional fees	38,298
Printing fees	101,625
Trustee fees	14,794
Custodian fees	18,687
Accounting and transfer agent fees	29,376
Compliance program costs (Note 3)	2,137
Other	13,421

Total Expenses	4,887,605

NET INVESTMENT LOSS	(1,536,119)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities	59,443,493
Net change in unrealized appreciation/depreciation in the value of investment securities	11,177,052

Net realized/unrealized gains	70,620,545

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$69,084,426

The accompanying notes are an integral part of these financial statements.

44

Statements of Changes in Net Assets

	Nationwide Geneva Mid Cap Growth Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment loss	$(1,536,119)	$(2,813,033)
Net realized gains	59,443,493	108,906,947
Net change in unrealized appreciation/depreciation	11,177,052	104,085,711

Change in net assets resulting from operations	69,084,426	210,179,625

Distributions to Shareholders From:
Net realized gains:
Class A	(14,180,812)	(13,315,732)
Class C	(6,306,658)	(5,235,167)
Class R6 (a)	(33,517,908)	(14,340,156)
Institutional Service Class	(51,571,340)	(47,188,780)

Change in net assets from shareholder distributions	(105,576,718)	(80,079,835)

Change in net assets from capital transactions	(19,774,856)	(88,033,060)

Change in net assets	(56,267,148)	42,066,730

Net Assets:
Beginning of period	1,025,844,201	983,777,471

End of period	$969,577,053	$1,025,844,201

Accumulated net investment loss at end of period	$(3,812,713)	$(2,276,594)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,214,360	$11,166,509
Dividends reinvested	13,803,609	12,705,896
Cost of shares redeemed	(26,102,699)	(61,684,041)

Total Class A Shares	(8,084,730)	(37,811,636)

Class C Shares
Proceeds from shares issued	1,375,145	4,793,095
Dividends reinvested	6,074,980	4,863,658
Cost of shares redeemed	(7,021,588)	(20,264,603)

Total Class C Shares	428,537	(10,607,850)

Class R6 Shares (a)
Proceeds from shares issued	17,468,805	217,691,645
Dividends reinvested	33,363,184	14,130,691
Cost of shares redeemed	(26,341,232)	(105,732,863)

Total Class R6 Shares	24,490,757	126,089,473

Institutional Service Class Shares
Proceeds from shares issued	83,887,655	117,455,630
Dividends reinvested	50,171,246	45,866,044
Cost of shares redeemed	(170,668,321)	(329,024,721)

Total Institutional Service Class Shares	(36,609,420)	(165,703,047)

Change in net assets from capital transactions	$(19,774,856)	$(88,033,060)

45

Statements of Changes in Net Assets (Continued)

	Nationwide Geneva Mid Cap Growth Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS:
Class A Shares
Issued	159,662	452,802
Reinvested	546,245	550,277
Redeemed	(982,779)	(2,477,226)

Total Class A Shares	(276,872)	(1,474,147)

Class C Shares
Issued	64,624	235,623
Reinvested	296,775	252,003
Redeemed	(326,751)	(983,774)

Total Class C Shares	34,648	(496,148)

Class R6 Shares (a)
Issued	637,318	8,212,744
Reinvested	1,265,675	591,242
Redeemed	(957,992)	(4,068,460)

Total Class R6 Shares	945,001	4,735,526

Institutional Service Class Shares
Issued	3,063,124	4,643,882
Reinvested	1,919,328	1,930,389
Redeemed	(6,277,519)	(12,960,185)

Total Institutional Service Class Shares	(1,295,067)	(6,385,914)

Total change in shares	(592,290)	(3,620,683)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

46

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Geneva Mid Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Loss to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$26.98	(0.06)	1.77	1.71	(2.85)	(2.85)	$25.84	6.58%		$129,278,211	1.13%	(0.48%	)	1.13%	6.71%
Year Ended October 31, 2017	$23.72	(0.11)	5.41	5.30	(2.04)	(2.04)	$26.98	23.77%		$142,455,307	1.14%	(0.45%	)	1.14%	24.81%
Year Ended October 31, 2016	$28.54	(0.14)	(1.41)	(1.55)	(3.27)	(3.27)	$23.72	(5.64%	)	$160,222,910	1.15%	(0.55%	)	1.15%	31.03%
Year Ended October 31, 2015	$29.88	(0.20)	2.97	2.77	(4.11)	(4.11)	$28.54	10.89%		$202,116,190	1.20%	(0.72%	)	1.20%	15.30%
Period Ended October 31, 2014 (h)	$28.50	(0.06)	1.44	1.38	–	–	$29.88	4.84%		$481,151,390	1.26%	(0.81%	)	1.26%	5.12%
Year Ended July 31, 2014	$28.09	(0.24)	2.18	1.94	(1.53)	(1.53)	$28.50	6.96%		$476,141,617	1.25%	(0.81%	)	1.26%	32.13%
Year Ended July 31, 2013	$23.26	(0.20)	5.46	5.26	(0.43)	(0.43)	$28.09	22.96%		$475,430,830	1.38%	(0.79%	)	1.45%	26.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$22.41	(0.13)	1.45	1.32	(2.85)	(2.85)	$20.88	6.15%		$48,317,703	1.87%	(1.22%	)	1.87%	6.71%
Year Ended October 31, 2017	$20.16	(0.25)	4.54	4.29	(2.04)	(2.04)	$22.41	22.88%		$51,063,324	1.89%	(1.20%	)	1.89%	24.81%
Year Ended October 31, 2016	$24.92	(0.27)	(1.22)	(1.49)	(3.27)	(3.27)	$20.16	(6.30%	)	$55,956,882	1.88%	(1.29%	)	1.88%	31.03%
Year Ended October 31, 2015	$26.79	(0.35)	2.59	2.24	(4.11)	(4.11)	$24.92	10.06%		$78,741,743	1.88%	(1.40%	)	1.88%	15.30%
Period Ended October 31, 2014 (h)	$25.59	(0.10)	1.30	1.20	–	–	$26.79	4.69%		$93,527,500	1.92%	(1.47%	)	1.92%	5.12%
Year Ended July 31, 2014	$25.52	(0.37)	1.97	1.60	(1.53)	(1.53)	$25.59	6.30%		$95,287,969	1.87%	(1.43%	)	1.87%	32.13%
Year Ended July 31, 2013	$21.29	(0.32)	4.98	4.66	(0.43)	(0.43)	$25.52	22.26%		$96,702,988	1.98%	(1.39%	)	1.95%	26.00%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$28.02	(0.02)	1.84	1.82	(2.85)	(2.85)	$26.99	6.74%		$344,942,651	0.77%	(0.12%	)	0.77%	6.71%
Year Ended October 31, 2017	$24.48	(0.02)	5.60	5.58	(2.04)	(2.04)	$28.02	24.21%		$331,542,252	0.77%	(0.08%	)	0.77%	24.81%
Year Ended October 31, 2016	$29.24	(0.04)	(1.45)	(1.49)	(3.27)	(3.27)	$24.48	(5.26%	)	$173,735,539	0.77%	(0.15%	)	0.77%	31.03%
Year Ended October 31, 2015	$30.41	(0.08)	3.02	2.94	(4.11)	(4.11)	$29.24	11.31%		$21,720,270	0.77%	(0.28%	)	0.77%	15.30%
Period Ended October 31, 2014 (h)	$28.96	(0.03)	1.48	1.45	–	–	$30.41	5.01%		$1,628,255	0.84%	(0.38%	)	0.84%	5.12%
Period Ended July 31, 2014 (j)	$29.70	(0.08)	0.87	0.79	(1.53)	(1.53)	$28.96	2.72%		$12,029,313	0.80%	(0.31%	)	0.80%	32.13%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2018 (Unaudited)	$27.82	(0.04)	1.83	1.79	(2.85)	(2.85)	$26.76	6.68%		$447,038,488	0.94%	(0.29%	)	0.94%	6.71%
Year Ended October 31, 2017	$24.35	(0.06)	5.57	5.51	(2.04)	(2.04)	$27.82	24.04%		$500,783,318	0.93%	(0.24%	)	0.93%	24.81%
Year Ended October 31, 2016	$29.14	(0.08)	(1.44)	(1.52)	(3.27)	(3.27)	$24.35	(5.40%	)	$593,862,140	0.92%	(0.33%	)	0.92%	31.03%
Year Ended October 31, 2015	$30.36	(0.13)	3.02	2.89	(4.11)	(4.11)	$29.14	11.14%		$801,296,568	0.92%	(0.44%	)	0.92%	15.30%
Period Ended October 31, 2014 (h)	$28.92	(0.03)	1.47	1.44	–	–	$30.36	4.98%		$757,684,581	0.89%	(0.43%	)	0.89%	5.12%
Year Ended July 31, 2014	$28.41	(0.16)	2.20	2.04	(1.53)	(1.53)	$28.92	7.24%		$919,189,168	0.98%	(0.54%	)	0.99%	32.13%
Year Ended July 31, 2013	$23.46	(0.14)	5.52	5.38	(0.43)	(0.43)	$28.41	23.28%		$818,056,645	1.13%	(0.54%	)	1.02%	26.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

47

Fund Overview	Nationwide Growth Fund

Asset Allocation†

Common Stocks	98.6%
Exchange Traded Fund	1.4%
Rights††	0.0%
Other assets in excess of liabilities††	0.0%
100.0%

Top Industries†††

Software	12.3%
Internet & Direct Marketing Retail	7.5%
Internet Software & Services	7.0%
IT Services	6.3%
Technology Hardware, Storage & Peripherals	5.7%
Semiconductors & Semiconductor Equipment	5.5%
Health Care Providers & Services	5.4%
Biotechnology	5.3%
Specialty Retail	3.7%
Food & Staples Retailing	3.0%
Other Industries	38.3%
100.0%

Top Holdings†††

Microsoft Corp.	6.8%
Amazon.com, Inc.	6.0%
Apple, Inc.	5.7%
Visa, Inc., Class A	4.0%
Alphabet, Inc., Class A	3.9%
Home Depot, Inc. (The)	3.7%
Facebook, Inc., Class A	3.1%
UnitedHealth Group, Inc.	3.0%
AbbVie, Inc.	2.2%
Adobe Systems, Inc.	2.1%
Other Holdings	59.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

48

Shareholder Expense Example	Nationwide Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Growth Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,057.30	4.85	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.08	4.76	0.95
Class C Shares	Actual	(a)	1,000.00	1,053.90	8.96	1.76
	Hypothetical	(a)(b)	1,000.00	1,016.07	8.80	1.76
Class R Shares	Actual	(a)	1,000.00	1,055.80	6.88	1.35
	Hypothetical	(a)(b)	1,000.00	1,018.10	6.76	1.35
Class R6 Shares	Actual	(a)	1,000.00	1,059.40	3.32	0.65
	Hypothetical	(a)(b)	1,000.00	1,021.57	3.26	0.65
Institutional Service Class Shares	Actual	(a)	1,000.00	1,058.50	4.29	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.63	4.21	0.84

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

49

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Growth Fund

Common Stocks 98.6%

	Shares	Value

Aerospace & Defense 2.0%
Boeing Co. (The)	4,649	$1,550,721
Huntington Ingalls Industries, Inc.	10,501	2,553,948

		4,104,669

Air Freight & Logistics 1.0%
FedEx Corp.	8,462	2,091,806

Banks 1.8%
Bank of America Corp.	71,380	2,135,689
Citizens Financial Group, Inc.	38,475	1,596,328

		3,732,017

Beverages 1.8%
Brown-Forman Corp., Class B	30,927	1,733,149
Monster Beverage Corp.*	36,851	2,026,805

		3,759,954

Biotechnology 5.2%
AbbVie, Inc.	48,052	4,639,420
Alexion Pharmaceuticals, Inc.*	19,235	2,262,613
Foundation Medicine, Inc.*	23,223	1,773,076
Vertex Pharmaceuticals, Inc.*	15,260	2,337,222

		11,012,331

Building Products 1.4%
Builders FirstSource, Inc.*	77,604	1,414,721
Owens Corning	22,685	1,485,641

		2,900,362

Capital Markets 2.5%
Ameriprise Financial, Inc.	11,357	1,592,365
Federated Investors, Inc., Class B	63,885	1,691,036
Morgan Stanley	38,047	1,963,986

		5,247,387

Chemicals 0.7%
Methanex Corp.	25,235	1,524,194

Commercial Services & Supplies 2.0%
Cintas Corp.	12,832	2,185,290
Copart, Inc.*	40,566	2,072,111

		4,257,401

Communications Equipment 1.1%
Motorola Solutions, Inc.	20,318	2,231,526

Construction & Engineering 1.2%
EMCOR Group, Inc.	15,350	1,129,607
MasTec, Inc.*	33,710	1,483,240

		2,612,847

Consumer Finance 1.8%
FirstCash, Inc.	24,801	2,150,246
Green Dot Corp., Class A*	26,138	1,589,452

		3,739,698

Equity Real Estate Investment Trusts (REITs) 0.4%
Extra Space Storage, Inc.	10,613	950,819

Common Stocks (continued)

	Shares	Value

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	19,711	$3,886,221
CVS Health Corp.	33,878	2,365,701

		6,251,922

Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	29,831	2,073,255

Health Care Providers & Services 5.4%
AmerisourceBergen Corp.	17,986	1,629,172
Humana, Inc.	11,091	3,262,750
UnitedHealth Group, Inc.	26,932	6,366,725

		11,258,647

Health Care Technology 0.7%
Cotiviti Holdings, Inc.*	45,162	1,559,895

Hotels, Restaurants & Leisure 2.8%
Hilton Grand Vacations, Inc.*	47,721	2,052,003
Penn National Gaming, Inc.*	70,826	2,146,736
Royal Caribbean Cruises Ltd.	16,332	1,766,959

		5,965,698

Household Durables 1.0%
PulteGroup, Inc.	67,348	2,044,685

Insurance 1.0%
American International Group, Inc.	38,861	2,176,216

Internet & Direct Marketing Retail 7.5%
Amazon.com, Inc.*	8,053	12,612,045
Netflix, Inc.*	10,105	3,157,408

		15,769,453

Internet Software & Services 7.0%
Alphabet, Inc., Class A*	8,081	8,231,145
Facebook, Inc., Class A*	38,237	6,576,764

		14,807,909

IT Services 6.3%
Cognizant Technology Solutions Corp., Class A	25,634	2,097,374
DXC Technology Co.	25,770	2,655,856
Visa, Inc., Class A	66,485	8,435,617

		13,188,847

Life Sciences Tools & Services 0.6%
ICON plc*	10,645	1,252,171

Machinery 2.4%
Deere & Co.	15,600	2,111,148
Meritor, Inc.*	68,482	1,333,345
Oshkosh Corp.	22,275	1,607,364

		5,051,857

Media 0.6%
Sirius XM Holdings, Inc.	202,935	1,284,579

Metals & Mining 1.5%
Freeport-McMoRan, Inc.	77,300	1,175,733
Steel Dynamics, Inc.	43,520	1,950,131

		3,125,864

50

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

Oil, Gas & Consumable Fuels 0.9%
EOG Resources, Inc.	16,395	$1,937,397

Pharmaceuticals 1.5%
Zoetis, Inc.	36,620	3,057,038

Professional Services 0.6%
TriNet Group, Inc.*	24,919	1,287,066

Road & Rail 1.0%
Kansas City Southern	18,814	2,006,137

Semiconductors & Semiconductor Equipment 5.5%
Applied Materials, Inc.	45,900	2,279,853
Broadcom, Inc.	12,523	2,873,027
Intel Corp.	59,580	3,075,519
Micron Technology, Inc.*	26,262	1,207,527
ON Semiconductor Corp.*	92,475	2,041,848

		11,477,774

Software 12.3%
Adobe Systems, Inc.*	19,960	4,423,136
Fortinet, Inc.*	43,042	2,382,805
Intuit, Inc.	18,886	3,489,944
Microsoft Corp.	153,007	14,309,215
Paycom Software, Inc.*	11,235	1,283,149

		25,888,249

Specialty Retail 3.7%
Home Depot, Inc. (The)	41,628	7,692,854

Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	72,338	11,954,578

Textiles, Apparel & Luxury Goods 1.8%
PVH Corp.	14,087	2,249,271
VF Corp.	18,630	1,506,608

		3,755,879

Trading Companies & Distributors 1.9%
United Rentals, Inc.*	11,675	1,751,250
WW Grainger, Inc.	7,965	2,240,953

		3,992,203

Total Common Stocks (cost $169,637,077)		207,025,184

Exchange Traded Fund 1.4%
Exchange Traded Fund 1.4%
iShares Russell 1000 Growth ETF	21,750	2,967,788

Total Exchange Traded Fund (cost $1,931,594)		2,967,788

Rights 0.0%†

	Number of Rights	Value

Biotechnology 0.0%†
Dyax Corp., CVR* (a)(b)(c)	43,975	$65,962

Total Rights (cost $—)		65,962

Total Investments (cost $171,568,671) — 100.0%		210,058,934

Other assets in excess of liabilities — 0.0%†		50,024

NET ASSETS — 100.0%		$210,108,958

*	Denotes a non-income producing security.

(a)	Fair valued security.

(b)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).

(c)	Value determined using significant unobservable inputs.

†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

51

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Growth Fund
Assets:
Investment securities, at value (cost $171,568,671)	$210,058,934
Cash	1,156,254
Interest and dividends receivable	105,002
Receivable for investments sold	2,531,049
Receivable for capital shares issued	12,997
Reimbursement from investment adviser (Note 3)	34,048
Prepaid expenses	42,651

Total Assets	213,940,935

Liabilities:
Payable for investments purchased	2,988,247
Payable for capital shares redeemed	616,220
Accrued expenses and other payables:
Investment advisory fees	104,206
Fund administration fees	17,867
Distribution fees	10,156
Administrative servicing fees	11,683
Accounting and transfer agent fees	31,951
Trustee fees	300
Custodian fees	912
Compliance program costs (Note 3)	149
Professional fees	15,033
Printing fees	31,879
Other	3,374

Total Liabilities	3,831,977

Net Assets	$210,108,958

Represented by:
Capital	$152,046,845
Accumulated undistributed net investment income	167,566
Accumulated net realized gains from investment securities	19,404,284
Net unrealized appreciation/(depreciation) in investment securities	38,490,263

Net Assets	$210,108,958

Net Assets:
Class A Shares	$28,477,767
Class C Shares	4,716,359
Class R Shares	66,766
Class R6 Shares	171,048,020
Institutional Service Class Shares	5,800,046

Total	$210,108,958

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,388,681
Class C Shares	514,866
Class R Shares	5,737
Class R6 Shares	13,606,435
Institutional Service Class Shares	459,175

Total	16,974,894

52

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Growth Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.92
Class C Shares (b)	$9.16
Class R Shares	$11.64
Class R6 Shares	$12.57
Institutional Service Class Shares	$12.63
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$12.65

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

53

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Growth Fund
INVESTMENT INCOME:
Dividend income	$1,196,866
Interest income	13,674
Foreign tax withholding	(1,777)

Total Income	1,208,763

EXPENSES:
Investment advisory fees	644,881
Fund administration fees	64,888
Distribution fees Class A	37,619
Distribution fees Class C	29,461
Distribution fees Class R	163
Administrative servicing fees Class A	8,035
Administrative servicing fees Class C	3,242
Administrative servicing fees Class R	65
Administrative servicing fees Institutional Service Class	5,608
Registration and filing fees	34,569
Professional fees	18,046
Printing fees	25,943
Trustee fees	3,095
Custodian fees	3,984
Accounting and transfer agent fees	106,663
Compliance program costs (Note 3)	439
Other	5,127

Total expenses before expenses reimbursed	991,828

Expenses reimbursed by adviser (Note 3)	(209,024)

Net Expenses	782,804

NET INVESTMENT INCOME	425,959

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities	19,577,974
Net change in unrealized appreciation/depreciation in the value of investment securities	(7,459,989)

Net realized/unrealized gains	12,117,985

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,543,944

The accompanying notes are an integral part of these financial statements.

54

Statements of Changes in Net Assets

	Nationwide Growth Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$425,959	$790,241
Net realized gains	19,577,974	20,097,385
Net change in unrealized appreciation/depreciation	(7,459,989)	28,101,793

Change in net assets resulting from operations	12,543,944	48,989,419

Distributions to Shareholders From:
Net investment income:
Class A	(45,675)	(59,713)
Class C	–	(4,509)
Class R	(35)	(179)
Class R6 (a)	(373,430)	(682,539)
Institutional Service Class	(9,611)	(40,715)
Net realized gains:
Class A	(2,938,141)	(1,394,646)
Class C	(734,938)	(419,338)
Class R	(6,180)	(6,981)
Class R6 (a)	(15,631,208)	(6,821,708)
Institutional Service Class	(545,225)	(695,616)

Change in net assets from shareholder distributions	(20,284,443)	(10,125,944)

Change in net assets from capital transactions	4,959,162	(20,236,476)

Change in net assets	(2,781,337)	18,626,999

Net Assets:
Beginning of period	212,890,295	194,263,296

End of period	$210,108,958	$212,890,295

Accumulated undistributed net investment income at end of period	$167,566	$170,358

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,146,027	$6,263,942
Dividends reinvested	2,887,883	1,421,755
Cost of shares redeemed	(5,676,577)	(10,903,827)

Total Class A Shares	(642,667)	(3,218,130)

Class C Shares
Proceeds from shares issued	183,380	712,118
Dividends reinvested	647,419	327,541
Cost of shares redeemed	(2,151,722)	(2,322,111)

Total Class C Shares	(1,320,923)	(1,282,452)

Class R Shares
Proceeds from shares issued	2,222	14,052
Dividends reinvested	6,041	3,574
Cost of shares redeemed	(448)	(104,577)

Total Class R Shares	7,815	(86,951)

55

Statements of Changes in Net Assets (Continued)

	Nationwide Growth Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$1,608,895	$4,950,511
Dividends reinvested	15,554,568	7,299,443
Cost of shares redeemed	(10,060,082)	(16,494,558)

Total Class R6 Shares	7,103,381	(4,244,604)

Institutional Service Class Shares
Proceeds from shares issued	428,815	3,168,149
Dividends reinvested	548,872	574,123
Cost of shares redeemed	(1,166,131)	(15,146,611)

Total Institutional Service Class Shares	(188,444)	(11,404,339)

Change in net assets from capital transactions	$4,959,162	$(20,236,476)

SHARE TRANSACTIONS:
Class A Shares
Issued	177,605	574,479
Reinvested	246,196	138,573
Redeemed	(468,000)	(996,650)

Total Class A Shares	(44,199)	(283,598)

Class C Shares
Issued	18,914	82,050
Reinvested	71,617	40,042
Redeemed	(228,481)	(262,653)

Total Class C Shares	(137,950)	(140,561)

Class R Shares
Issued	188	1,339
Reinvested	527	354
Redeemed	(37)	(9,965)

Total Class R Shares	678	(8,272)

Class R6 Shares (a)
Issued	125,136	425,053
Reinvested	1,258,460	676,087
Redeemed	(783,743)	(1,418,195)

Total Class R6 Shares	599,853	(317,055)

Institutional Service Class Shares
Issued	33,534	267,170
Reinvested	44,193	53,118
Redeemed	(91,031)	(1,257,564)

Total Institutional Service Class Shares	(13,304)	(937,276)

Total change in shares	405,078	(1,686,762)

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

56

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$12.46	0.01	0.69	0.70	(0.02)	(1.22)	(1.24)	$11.92	5.73%		$28,477,767	0.95%	0.18%		1.15%	47.36%
Year Ended October 31, 2017	$10.34	0.02	2.64	2.66	(0.02)	(0.52)	(0.54)	$12.46	26.88%		$30,306,398	0.96%	0.17%		1.16%	82.46%
Year Ended October 31, 2016	$11.07	0.04	(0.24)	(0.20)	(0.04)	(0.49)	(0.53)	$10.34	(1.83%	)	$28,098,839	0.97%	0.35%		1.19%	100.36%
Year Ended October 31, 2015	$12.70	0.01	0.81	0.82	(0.02)	(2.43)	(2.45)	$11.07	8.41%		$35,834,674	0.96%	0.13%		1.17%	95.18%
Year Ended October 31, 2014	$11.74	0.03	2.02	2.05	(0.01)	(1.08)	(1.09)	$12.70	18.85%	(g)	$28,072,969	0.92%	0.22%		1.21%	159.77%
Year Ended October 31, 2013	$9.43	0.04	2.31	2.35	(0.04)	–	(0.04)	$11.74	24.89%		$23,726,994	0.84%	0.35%		1.21%	114.74%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$9.86	(0.03)	0.55	0.52	–	(1.22)	(1.22)	$9.16	5.39%		$4,716,359	1.76%	(0.63%	)	1.96%	47.36%
Year Ended October 31, 2017	$8.35	(0.06)	2.10	2.04	(0.01)	(0.52)	(0.53)	$9.86	25.68%		$6,439,140	1.76%	(0.62%	)	1.96%	82.46%
Year Ended October 31, 2016	$9.07	(0.04)	(0.18)	(0.22)	(0.01)	(0.49)	(0.50)	$8.35	(2.54%	)	$6,621,421	1.76%	(0.45%	)	1.98%	100.36%
Year Ended October 31, 2015	$10.91	(0.06)	0.65	0.59	–	(2.43)	(2.43)	$9.07	7.50%		$6,498,502	1.76%	(0.67%	)	1.96%	95.18%
Year Ended October 31, 2014	$10.28	(0.06)	1.77	1.71	–	(1.08)	(1.08)	$10.91	18.11%		$4,605,215	1.68%	(0.54%	)	1.97%	159.77%
Year Ended October 31, 2013	$8.29	(0.03)	2.02	1.99	–	–	–	$10.28	24.00%		$3,891,666	1.55%	(0.37%	)	1.91%	114.74%

Class R Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$12.20	(0.01)	0.68	0.67	(0.01)	(1.22)	(1.23)	$11.64	5.58%		$66,766	1.35%	(0.23%	)	1.54%	47.36%
Year Ended October 31, 2017	$10.17	(0.01)	2.57	2.56	(0.01)	(0.52)	(0.53)	$12.20	26.32%		$61,710	1.32%	(0.13%	)	1.52%	82.46%
Year Ended October 31, 2016	$10.90	0.05	(0.22)	(0.17)	(0.07)	(0.49)	(0.56)	$10.17	(1.61%	)	$135,566	0.79%	0.52%		1.01%	100.36%
Year Ended October 31, 2015	$12.57	(0.02)	0.78	0.76	–	(2.43)	(2.43)	$10.90	7.93%		$122,592	1.35%	(0.22%	)	1.55%	95.18%
Year Ended October 31, 2014	$11.65	(0.02)	2.03	2.01	(0.01)	(1.08)	(1.09)	$12.57	18.59%		$466,380	1.31%	(0.19%	)	1.60%	159.77%
Year Ended October 31, 2013	$9.36	0.02	2.28	2.30	(0.01)	–	(0.01)	$11.65	24.61%		$88,479	1.05%	0.24%		1.42%	114.74%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$13.06	0.03	0.73	0.76	(0.03)	(1.22)	(1.25)	$12.57	5.94%		$171,048,020	0.65%	0.47%		0.84%	47.36%
Year Ended October 31, 2017	$10.81	0.06	2.76	2.82	(0.05)	(0.52)	(0.57)	$13.06	27.24%		$169,882,882	0.65%	0.48%		0.85%	82.46%
Year Ended October 31, 2016	$11.55	0.07	(0.24)	(0.17)	(0.08)	(0.49)	(0.57)	$10.81	(1.52%	)	$144,091,314	0.65%	0.67%		0.87%	100.36%
Year Ended October 31, 2015	$13.17	0.05	0.84	0.89	(0.08)	(2.43)	(2.51)	$11.55	8.73%		$160,968,539	0.65%	0.45%		0.85%	95.18%
Year Ended October 31, 2014	$12.10	0.07	2.10	2.17	(0.02)	(1.08)	(1.10)	$13.17	19.31%		$160,049,696	0.61%	0.53%		0.90%	159.77%
Year Ended October 31, 2013	$9.75	0.07	2.38	2.45	(0.10)	–	(0.10)	$12.10	25.23%		$143,352,461	0.55%	0.65%		0.92%	114.74%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$13.12	0.02	0.73	0.75	(0.02)	(1.22)	(1.24)	$12.63	5.85%		$5,800,046	0.84%	0.30%		1.03%	47.36%
Year Ended October 31, 2017	$10.86	0.03	2.78	2.81	(0.03)	(0.52)	(0.55)	$13.12	26.98%		$6,200,165	0.86%	0.29%		1.06%	82.46%
Year Ended October 31, 2016	$11.59	0.05	(0.24)	(0.19)	(0.05)	(0.49)	(0.54)	$10.86	(1.66%	)	$15,316,156	0.86%	0.46%		1.08%	100.36%
Year Ended October 31, 2015	$13.19	0.02	0.84	0.86	(0.03)	(2.43)	(2.46)	$11.59	8.42%		$20,150,897	0.88%	0.21%		1.09%	95.18%
Year Ended October 31, 2014	$12.14	0.03	2.11	2.14	(0.01)	(1.08)	(1.09)	$13.19	18.99%		$15,921,009	0.85%	0.27%		1.11%	159.77%
Year Ended October 31, 2013	$9.75	0.05	2.37	2.42	(0.03)	–	(0.03)	$12.14	24.92%		$2,105,662	0.80%	0.48%		1.16%	114.74%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

57

Fund Overview	Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund)

Asset Allocation†

Common Stocks	99.5%
Other assets in excess of liabilities	0.5%
100.0%

Top Industries††

Banks	12.4%
Health Care Equipment & Supplies	7.9%
Consumer Finance	6.7%
Internet Software & Services	6.3%
Software	5.5%
Insurance	5.3%
Aerospace & Defense	5.3%
Specialty Retail	4.9%
Pharmaceuticals	4.7%
Diversified Financial Services	4.6%
Other Industries	36.4%
100.0%

Top Holdings††

Abbott Laboratories	7.9%
Citigroup, Inc.	7.7%
Discover Financial Services	6.7%
Alphabet, Inc., Class A	6.3%
Microsoft Corp.	5.5%
MetLife, Inc.	5.3%
United Technologies Corp.	5.3%
TJX Cos., Inc. (The)	4.9%
JPMorgan Chase & Co.	4.7%
Pfizer, Inc.	4.7%
Other Holdings	41.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

58

Shareholder Expense Example	Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund) April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	995.60	5.84	1.18
	Hypothetical	(a)(b)	1,000.00	1,018.94	5.91	1.18
Class C Shares	Actual	(a)	1,000.00	992.60	9.29	1.88
	Hypothetical	(a)(b)	1,000.00	1,015.47	9.39	1.88
Class R6 Shares	Actual	(a)	1,000.00	997.50	4.06	0.82
	Hypothetical	(a)(b)	1,000.00	1,020.73	4.11	0.82
Institutional Service Class Shares	Actual	(a)	1,000.00	996.80	4.80	0.97
	Hypothetical	(a)(b)	1,000.00	1,019.98	4.86	0.97

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

59

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund)

Common Stocks 99.5%

	Shares	Value

Aerospace & Defense 5.3%
United Technologies Corp.	24,152	$2,901,863

Auto Components 3.5%
BorgWarner, Inc.	39,692	1,942,527

Banks 12.3%
Citigroup, Inc.	61,216	4,179,216
JPMorgan Chase & Co.	23,614	2,568,731

		6,747,947

Beverages 3.4%
PepsiCo, Inc.	18,713	1,888,890

Consumer Finance 6.7%
Discover Financial Services	51,258	3,652,133

Diversified Financial Services 4.6%
Berkshire Hathaway, Inc., Class B*	12,953	2,509,385

Health Care Equipment & Supplies 7.9%
Abbott Laboratories	74,518	4,331,731

Health Care Providers & Services 4.5%
Aetna, Inc.	13,929	2,493,988

Household Products 3.8%
Procter & Gamble Co. (The)	28,927	2,092,579

Insurance 5.3%
MetLife, Inc.	61,166	2,915,783

Internet Software & Services 6.3%
Alphabet, Inc., Class A*	3,398	3,461,135

Media 3.3%
Comcast Corp., Class A	57,969	1,819,647

Oil, Gas & Consumable Fuels 4.2%
Cimarex Energy Co.	22,947	2,308,239

Pharmaceuticals 4.7%
Pfizer, Inc.	70,158	2,568,484

Software 5.5%
Microsoft Corp.	32,039	2,996,287

Specialty Retail 4.9%
TJX Cos., Inc. (The)	31,604	2,681,599

Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	15,007	2,480,057

Textiles, Apparel & Luxury Goods 4.2%
VF Corp.	28,215	2,281,747

Common Stocks (continued)

	Shares	Value

Tobacco 4.6%
Philip Morris International, Inc.	30,492	$2,500,344

Total Investments (cost $54,574,451) — 99.5%		54,574,365

Other assets in excess of liabilities — 0.5%		267,536

NET ASSETS — 100.0%		$54,841,901

*	Denotes a non-income producing security.

The accompanying notes are an integral part of these financial statements.

60

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund)
Assets:
Investment securities, at value (cost $54,574,451)	$54,574,365
Cash	243,478
Interest and dividends receivable	42,788
Receivable for investments sold	557,398
Receivable for capital shares issued	6,697
Reimbursement from investment adviser (Note 3)	8,708
Prepaid expenses	34,142

Total Assets	55,467,576

Liabilities:
Payable for investments purchased	278,640
Payable for capital shares redeemed	267,603
Accrued expenses and other payables:
Investment advisory fees	27,793
Fund administration fees	14,795
Distribution fees	7,674
Administrative servicing fees	8,446
Accounting and transfer agent fees	2,580
Trustee fees	124
Due to Broker	82
Compliance program costs (Note 3)	91
Professional fees	14,513
Other	3,334

Total Liabilities	625,675

Net Assets	$54,841,901

Represented by:
Capital	$38,482,097
Accumulated undistributed net investment income	136,095
Accumulated net realized gains from investment securities and futures contracts	16,223,795
Net unrealized appreciation/(depreciation) in investment securities	(86)

Net Assets	$54,841,901

Net Assets:
Class A Shares	$26,177,045
Class C Shares	2,349,580
Class R6 Shares	22,619,392
Institutional Service Class Shares	3,695,884

Total	$54,841,901

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,018,374
Class C Shares	190,603
Class R6 Shares	1,738,925
Institutional Service Class Shares	283,896

Total	4,231,798

61

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund)
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$12.97
Class C Shares (b)	$12.33
Class R6 Shares	$13.01
Institutional Service Class Shares	$13.02
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$13.76

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

62

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund)
INVESTMENT INCOME:
Dividend income	$626,383
Interest income	5,155
Income from securities lending (Note 2)	208

Total Income	631,746

EXPENSES:
Investment advisory fees	204,785
Fund administration fees	48,240
Distribution fees Class A	35,148
Distribution fees Class C	13,802
Administrative servicing fees Class A	15,623
Administrative servicing fees Class C	828
Administrative servicing fees Institutional Service Class	3,079
Registration and filing fees	28,809
Professional fees	15,446
Printing fees	7,359
Trustee fees	1,026
Custodian fees	1,342
Accounting and transfer agent fees	8,306
Compliance program costs (Note 3)	178
Other	3,644

Total expenses before expenses reimbursed	387,615

Expenses reimbursed by adviser (Note 3)	(39,661)

Net Expenses	347,954

NET INVESTMENT INCOME	283,792

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10)	16,361,427
Expiration or closing of futures contracts (Note 2)	48,343

Net realized gains	16,409,770

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	(15,748,563)
Futures contracts (Note 2)	(30,965)

Net change in unrealized appreciation/depreciation	(15,779,528)

Net realized/unrealized gains	630,242

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$914,034

The accompanying notes are an integral part of these financial statements.

63

Statements of Changes in Net Assets

	Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund)
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$283,792	$603,546
Net realized gains	16,409,770	6,619,246
Net change in unrealized appreciation/depreciation	(15,779,528)	8,036,512

Change in net assets resulting from operations	914,034	15,259,304

Distributions to Shareholders From:
Net investment income:
Class A	(106,563)	(140,624)
Class C	(5,449)	(6,695)
Class R6 (a)	(209,826)	(379,806)
Institutional Service Class	(20,462)	(33,109)
Net realized gains:
Class A	(2,597,460)	(1,838,429)
Class C	(263,044)	(259,084)
Class R6 (a)	(3,525,636)	(3,204,230)
Institutional Service Class	(388,460)	(317,041)

Change in net assets from shareholder distributions	(7,116,900)	(6,179,018)

Change in net assets from capital transactions	(12,323,053)	(9,212,677)

Change in net assets	(18,525,919)	(132,391)

Net Assets:
Beginning of period	73,367,820	73,500,211

End of period	$54,841,901	$73,367,820

Accumulated undistributed net investment income at end of period	$136,095	$194,603

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$531,109	$1,970,236
Dividends reinvested	2,672,237	1,936,519
Cost of shares redeemed	(2,348,228)	(3,371,680)

Total Class A Shares	855,118	535,075

Class C Shares
Proceeds from shares issued	207,845	154,816
Dividends reinvested	229,011	223,555
Cost of shares redeemed	(676,014)	(1,077,058)

Total Class C Shares	(239,158)	(698,687)

Class R6 Shares (a)
Proceeds from shares issued	77,612	690,144
Dividends reinvested	3,154,841	2,882,714
Cost of shares redeemed	(15,995,450)	(12,208,039)

Total Class R6 Shares	(12,762,997)	(8,635,181)

64

Statements of Changes in Net Assets (Continued)

	Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund)
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$149,546	$672,587
Dividends reinvested	365,839	315,286
Cost of shares redeemed	(691,401)	(1,401,757)

Total Institutional Service Class Shares	(176,016)	(413,884)

Change in net assets from capital transactions	$(12,323,053)	$(9,212,677)

SHARE TRANSACTIONS:
Class A Shares
Issued	38,738	146,992
Reinvested	194,766	154,402
Redeemed	(170,064)	(252,906)

Total Class A Shares	63,440	48,488

Class C Shares
Issued	15,516	12,577
Reinvested	17,522	18,614
Redeemed	(51,962)	(84,984)

Total Class C Shares	(18,924)	(53,793)

Class R6 Shares (a)
Issued	5,487	52,185
Reinvested	229,272	229,788
Redeemed	(1,144,866)	(918,608)

Total Class R6 Shares	(910,107)	(636,635)

Institutional Service Class Shares
Issued	10,687	50,566
Reinvested	26,565	25,019
Redeemed	(49,244)	(104,663)

Total Institutional Service Class Shares	(11,992)	(29,078)

Total change in shares	(877,583)	(671,018)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

65

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Large Cap Equity Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$14.36	0.05	(0.03)	0.02	(0.06)	(1.35)	(1.41)	$12.97	(0.44%	)	$26,177,045	1.18%	0.66%		1.30%	139.80%
Year Ended October 31, 2017	$12.72	0.08	2.62	2.70	(0.07)	(0.99)	(1.06)	$14.36	22.46%		$28,077,156	1.20%	0.61%		1.27%	81.60%
Year Ended October 31, 2016	$13.51	0.10	0.08	0.18	(0.09)	(0.88)	(0.97)	$12.72	1.62%		$24,245,435	1.22%	0.78%		1.28%	59.58%
Year Ended October 31, 2015	$13.66	0.08	0.36	0.44	(0.14)	(0.45)	(0.59)	$13.51	3.54%		$26,446,449	1.22%	0.60%		1.24%	73.41%
Period Ended October 31, 2014 (h)	$13.19	0.02	0.45	0.47	–	–	–	$13.66	3.56%		$12,154,734	1.22%	0.58%		1.46%	10.45%
Year Ended July 31, 2014	$11.43	0.09	1.71	1.80	(0.04)	–	(0.04)	$13.19	15.72%		$11,954,280	1.22%	0.70%		1.34%	47.69%
Year Ended July 31, 2013	$9.17	0.10	2.25	2.35	(0.09)	–	(0.09)	$11.43	25.80%		$9,799,235	1.22%	0.96%		1.45%	63.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$13.73	–	(0.02)	(0.02)	(0.03)	(1.35)	(1.38)	$12.33	(0.74%	)(i)	$2,349,580	1.88%	(0.03%	)	2.00%	139.80%
Year Ended October 31, 2017	$12.24	–	2.51	2.51	(0.03)	(0.99)	(1.02)	$13.73	21.63%		$2,877,758	1.86%	(0.03%	)	1.96%	81.60%
Year Ended October 31, 2016	$13.04	0.02	0.09	0.11	(0.03)	(0.88)	(0.91)	$12.24	1.06%		$3,222,103	1.82%	0.17%		1.97%	59.58%
Year Ended October 31, 2015	$13.21	(0.01)	0.36	0.35	(0.07)	(0.45)	(0.52)	$13.04	2.88%		$3,397,297	1.82%	(0.04%	)	1.94%	73.41%
Period Ended October 31, 2014 (h)	$12.78	–	0.43	0.43	–	–	–	$13.21	3.36%		$1,293,302	1.82%	(0.05%	)	2.13%	10.45%
Year Ended July 31, 2014	$11.11	0.01	1.67	1.68	(0.01)	–	(0.01)	$12.78	15.09%		$1,008,150	1.82%	0.11%		1.99%	47.69%
Year Ended July 31, 2013	$8.92	0.04	2.19	2.23	(0.04)	–	(0.04)	$11.11	25.01%		$995,957	1.82%	0.36%		1.95%	63.00%

Class R6 Shares (j)
Six Months Ended April 30, 2018 (Unaudited)	$14.40	0.07	(0.03)	0.04	(0.08)	(1.35)	(1.43)	$13.01	(0.25%	)	$22,619,392	0.82%	1.04%		0.93%	139.80%
Year Ended October 31, 2017	$12.75	0.13	2.63	2.76	(0.12)	(0.99)	(1.11)	$14.40	22.95%		$38,148,500	0.82%	1.00%		0.90%	81.60%
Year Ended October 31, 2016	$13.54	0.14	0.09	0.23	(0.14)	(0.88)	(1.02)	$12.75	2.01%		$41,887,204	0.82%	1.09%		0.92%	59.58%
Year Ended October 31, 2015	$13.71	0.11	0.38	0.49	(0.21)	(0.45)	(0.66)	$13.54	3.91%		$331,641	0.82%	0.78%		0.85%	73.41%
Period Ended October 31, 2014 (h)	$13.22	0.03	0.46	0.49	–	–	–	$13.71	3.71%		$48,247	0.82%	0.98%		1.08%	10.45%
Period Ended July 31, 2014 (k)	$11.73	0.13	1.44	1.57	(0.08)	–	(0.08)	$13.22	13.44%		$46,542	0.82%	1.12%		0.92%	47.69%

Institutional Service Class Shares (l)
Six Months Ended April 30, 2018 (Unaudited)	$14.41	0.06	(0.03)	0.03	(0.07)	(1.35)	(1.42)	$13.02	(0.32%	)	$3,695,884	0.97%	0.88%		1.09%	139.80%
Year Ended October 31, 2017	$12.76	0.11	2.63	2.74	(0.10)	(0.99)	(1.09)	$14.41	22.74%		$4,264,406	0.97%	0.85%		1.03%	81.60%
Year Ended October 31, 2016	$13.54	0.16	0.06	0.22	(0.12)	(0.88)	(1.00)	$12.76	1.89%		$4,145,469	0.94%	1.28%		0.94%	59.58%
Year Ended October 31, 2015	$13.71	0.14	0.34	0.48	(0.20)	(0.45)	(0.65)	$13.54	3.84%		$59,309,270	0.83%	1.06%		0.83%	73.41%
Period Ended October 31, 2014 (h)	$13.23	0.03	0.45	0.48	–	–	–	$13.71	3.63%		$52,804,909	0.97%	0.83%		1.08%	10.45%
Year Ended July 31, 2014	$11.46	0.12	1.72	1.84	(0.07)	–	(0.07)	$13.23	16.04%		$50,826,838	0.97%	0.95%		1.05%	47.69%
Year Ended July 31, 2013	$9.19	0.13	2.26	2.39	(0.12)	–	(0.12)	$11.46	26.21%		$49,991,919	0.93%	1.25%		1.20%	63.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(l)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

66

Fund Overview	Nationwide Loomis All Cap Growth Fund

Asset Allocation†

Common Stocks	98.4%
Repurchase Agreement	2.7%
Short-Term Investment	0.2%
Liabilities in excess of other assets	(1.3)%
100.0%

Top Industries††

Internet Software & Services	16.7%
Software	10.4%
Internet & Direct Marketing Retail	7.7%
Hotels, Restaurants & Leisure	6.8%
Capital Markets	6.5%
Beverages	6.2%
Biotechnology	5.8%
IT Services	5.2%
Pharmaceuticals	4.5%
Air Freight & Logistics	4.4%
Other Industries*	25.8%
100.0%

Top Holdings††

Amazon.com, Inc.	7.7%
Alibaba Group Holding Ltd., ADR	6.3%
Facebook, Inc., Class A	5.8%
Monster Beverage Corp.	4.7%
Oracle Corp.	4.5%
Visa, Inc., Class A	4.4%
Autodesk, Inc.	3.9%
Expeditors International of Washington, Inc.	3.6%
Yum China Holdings, Inc.	3.1%
SEI Investments Co.	3.1%
Other Holdings*	52.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

67

Shareholder Expense Example	Nationwide Loomis All Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Loomis All Cap Growth Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,000.00	5.95	1.20
	Hypothetical	(a)(b)	1,000.00	1,018.84	6.01	1.20
Class R6 Shares	Actual	(a)	1,000.00	1,000.00	4.22	0.85
	Hypothetical	(a)(b)	1,000.00	1,020.58	4.26	0.85
Institutional Service Class Shares	Actual	(a)	1,000.00	1,000.00	4.96	1.00
	Hypothetical	(a)(b)	1,000.00	1,019.84	5.01	1.00

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

68

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Loomis All Cap Growth Fund

Common Stocks 98.4%

	Shares	Value

Air Freight & Logistics 4.4%
Expeditors International of Washington, Inc.	108,743	$6,944,328
United Parcel Service, Inc., Class B	12,816	1,454,616

		8,398,944

Beverages 6.3%
Coca-Cola Co. (The)	67,013	2,895,632
Monster Beverage Corp.*	164,555	9,050,525

		11,946,157

Biotechnology 5.8%
Amgen, Inc.	12,207	2,129,877
BioMarin Pharmaceutical, Inc.*	44,381	3,706,257
Regeneron Pharmaceuticals, Inc.*	17,161	5,211,453

		11,047,587

Capital Markets 6.6%
FactSet Research Systems, Inc.	16,983	3,211,655
MSCI, Inc.	23,068	3,456,279
SEI Investments Co.	93,248	5,896,071

		12,564,005

Communications Equipment 2.6%
Cisco Systems, Inc.	111,022	4,917,164

Consumer Finance 1.2%
American Express Co.	23,257	2,296,629

Energy Equipment & Services 2.9%
Schlumberger Ltd.	81,153	5,563,850

Food Products 2.3%
Danone SA, ADR-FR	267,956	4,356,964

Health Care Equipment & Supplies 1.7%
Varian Medical Systems, Inc.*	27,727	3,204,964

Health Care Technology 2.2%
Cerner Corp.*	72,603	4,229,125

Hotels, Restaurants & Leisure 6.9%
Starbucks Corp.	73,141	4,210,727
Yum China Holdings, Inc.	139,276	5,955,442
Yum! Brands, Inc.	32,774	2,854,615

		13,020,784

Household Products 2.9%
Colgate-Palmolive Co.	46,453	3,030,129
Procter & Gamble Co. (The)	34,132	2,469,109

		5,499,238

Internet & Direct Marketing Retail 7.9%
Amazon.com, Inc.*	9,501	14,879,801

Internet Software & Services 16.9%
Alibaba Group Holding Ltd., ADR-CN* (a)	68,018	12,143,934
Alphabet, Inc., Class A*	4,288	4,367,671
Alphabet, Inc., Class C*	4,288	4,362,311

Common Stocks (continued)

	Shares	Value

Internet Software & Services (continued)
Facebook, Inc., Class A*	65,053	$11,189,116

		32,063,032

IT Services 5.3%
Automatic Data Processing, Inc.	13,756	1,624,308
Visa, Inc., Class A	66,693	8,462,008

		10,086,316

Machinery 2.2%
Deere & Co.	30,724	4,157,879

Metals & Mining 0.5%
Compass Minerals International, Inc. (a)	13,454	905,454

Pharmaceuticals 4.6%
Merck & Co., Inc.	18,733	1,102,812
Novartis AG, ADR-CH	31,682	2,429,693
Novo Nordisk A/S, ADR-DK	109,308	5,130,917

		8,663,422

Semiconductors & Semiconductor Equipment 2.2%
QUALCOMM, Inc.	83,104	4,239,135

Software 10.6%
Autodesk, Inc.*	60,050	7,560,295
Microsoft Corp.	40,596	3,796,538
Oracle Corp.	188,718	8,618,751

		19,975,584

Textiles, Apparel & Luxury Goods 2.4%
Under Armour, Inc., Class A* (a)	251,288	4,462,875

Total Common Stocks (cost $173,789,240)		186,478,909

Short-Term Investment 0.2%
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (b)(c)	365,172	365,172

Total Short-Term Investment (cost $365,172)		365,172

69

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis All Cap Growth Fund (Continued)

Repurchase Agreement 2.7%

	Principal Amount	Value

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $5,073,097, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $5,174,316. (c)(d)	$5,072,859	$5,072,859

Total Repurchase Agreement (cost $5,072,859)		5,072,859

Total Investments (cost $179,227,271) — 101.3%		191,916,940

Liabilities in excess of other assets — (1.3)%		(2,472,408)

NET ASSETS — 100.0%		$189,444,532

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $17,093,811, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $365,172 and $5,072,859, respectively, and by $12,003,649 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00%—3.38%, and maturity dates ranging from 7/19/2018—5/15/2046; a total value of $17,441,680.

(b)	Represents 7-day effective yield as of April 30, 2018.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $5,438,031.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

ADR	American Depositary Receipt

CH	Switzerland

CN	China

DK	Denmark

FR	France

The accompanying notes are an integral part of these financial statements.

70

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Loomis All Cap Growth Fund
Assets:
Investment securities, at value* (cost $174,154,412)	$186,844,081
Repurchase agreement, at value (cost $5,072,859)	5,072,859
Cash	3,449,127
Interest and dividends receivable	109,255
Security lending income receivable	7,647
Receivable for capital shares issued	55,578
Reimbursement from investment adviser (Note 3)	25,051
Prepaid expenses	26,882

Total Assets	195,590,480

Liabilities:
Payable for investments purchased	478,841
Payable upon return of securities loaned (Note 2)	5,438,031
Accrued expenses and other payables:
Investment advisory fees	123,953
Fund administration fees	21,597
Distribution fees	120
Administrative servicing fees	2,501
Accounting and transfer agent fees	13,278
Custodian fees	542
Compliance program costs (Note 3)	98
Offering costs	54,123
Professional fees	7,284
Other	5,580

Total Liabilities	6,145,948

Net Assets	$189,444,532

Represented by:
Capital	$169,122,975
Accumulated undistributed net investment income	216,750
Accumulated net realized gains from investment securities	7,415,138
Net unrealized appreciation/(depreciation) in investment securities	12,689,669

Net Assets	$189,444,532

Net Assets:
Class A Shares	$604,354
Class R6 Shares	182,837,344
Institutional Service Class Shares	6,002,834

Total	$189,444,532

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	53,087
Class R6 Shares	16,007,726
Institutional Service Class Shares	526,205

Total	16,587,018

*	Includes value of securities on loan of $17,093,811 (Note 2).

71

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Loomis All Cap Growth Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.38
Class R6 Shares	$11.42
Institutional Service Class Shares	$11.41
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$12.07

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

72

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Loomis All Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$1,103,851
Income from securities lending (Note 2)	74,323
Interest income	16,655

Total Income	1,194,829

EXPENSES:
Investment advisory fees	804,974
Fund administration fees	66,447
Distribution fees Class A	445
Administrative servicing fees Class A	178
Administrative servicing fees Institutional Service Class	3,653
Registration and filing fees	25,629
Professional fees	10,866
Printing fees	11,533
Trustee fees	2,406
Custodian fees	3,407
Offering costs	54,123
Accounting and transfer agent fees	7,216
Compliance program costs (Note 3)	413
Other	3,188

Total expenses before expenses reimbursed	994,478

Expenses reimbursed by adviser (Note 3)	(135,184)

Net Expenses	859,294

NET INVESTMENT INCOME	335,535

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities (Note 10)	7,429,588
Net change in unrealized appreciation/depreciation in the value of investment securities	1,896,208

Net realized/unrealized gains	9,325,796

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,661,331

The accompanying notes are an integral part of these financial statements.

73

Statements of Changes in Net Assets

	Nationwide Loomis All Cap Growth Fund
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017 (a)
Operations:
Net investment income	$335,535	$41,527
Net realized gains	7,429,588	836,435
Net change in unrealized appreciation/depreciation	1,896,208	10,793,461

Change in net assets resulting from operations	9,661,331	11,671,423

Distributions to Shareholders From:
Net investment income:
Class A	–	–
Class R6	(173,814)	–
Institutional Service Class	–	–
Net realized gains:
Class A	(819)	–
Class R6	(833,422)	–
Institutional Service Class	(16,644)	–

Change in net assets from shareholder distributions	(1,024,699)	–

Change in net assets from capital transactions	(21,397,939)	190,534,416

Change in net assets	(12,761,307)	202,205,839

Net Assets:
Beginning of period	202,205,839	–

End of period	$189,444,532	$202,205,839

Accumulated undistributed net investment income at end of period	$216,750	$55,029

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$453,892	$186,021
Dividends reinvested	819	–
Cost of shares redeemed	(32,279)	(5,420)

Total Class A Shares	422,432	180,601

Class R6 Shares
Proceeds from shares issued	7,655,399	198,237,875
Dividends reinvested	1,007,236	–
Cost of shares redeemed	(34,719,014)	(9,522,810)

Total Class R6 Shares	(26,056,379)	188,715,065

Institutional Service Class Shares
Proceeds from shares issued	4,434,641	1,644,096
Dividends reinvested	16,644	–
Cost of shares redeemed	(215,277)	(5,346)

Total Institutional Service Class Shares	4,236,008	1,638,750

Change in net assets from capital transactions	$(21,397,939)	$190,534,416

74

Statements of Changes in Net Assets (Continued)

	Nationwide Loomis All Cap Growth Fund
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017 (a)
SHARE TRANSACTIONS:
Class A Shares
Issued	38,434	17,943
Reinvested	72	–
Redeemed	(2,862)	(500)

Total Class A Shares	35,644	17,443

Class R6 Shares
Issued	665,799	19,129,593
Reinvested	88,199	–
Redeemed	(2,964,509)	(911,356)

Total Class R6 Shares	(2,210,511)	18,218,237

Institutional Service Class Shares
Issued	388,180	155,728
Reinvested	1,459	–
Redeemed	(18,662)	(500)

Total Institutional Service Class Shares	370,977	155,228

Total change in shares	(1,803,890)	18,390,908

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from June 1, 2017 (commencement of operations) through October 31, 2017.

The accompanying notes are an integral part of these financial statements.

75

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Loomis All Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.97	–	0.46	0.46	–	(0.05)	(0.05)	$11.38	4.17%	$604,354	1.20%	(0.01%	)	1.34%	13.71%
Period Ended October 31, 2017 (g)	$10.00	(0.02)	0.99	0.97	–	–	–	$10.97	9.70%	$191,324	1.29%	(0.39%	)	1.43%	11.55%

Class R6 Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.00	0.02	0.46	0.48	(0.01)	(0.05)	(0.06)	$11.42	4.33%	$182,837,344	0.85%	0.34%		0.98%	13.71%
Period Ended October 31, 2017 (g)	$10.00	–	1.00	1.00	–	–	–	$11.00	10.00%	$200,310,013	0.85%	0.08%		0.98%	11.55%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.98	0.01	0.47	0.48	–	(0.05)	(0.05)	$11.41	4.34%	$6,002,834	1.00%	0.19%		1.14%	13.71%
Period Ended October 31, 2017 (g)	$10.00	(0.01)	0.99	0.98	–	–	–	$10.98	9.80%	$1,704,502	1.09%	(0.19%	)	1.23%	11.55%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from June 1, 2017 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of May 31, 2017 through October 31, 2017.

The accompanying notes are an integral part of these financial statements.

76

Fund Overview	Nationwide Small Company Growth Fund

Asset Allocation†

Common Stocks	95.7%
Short-Term Investments	2.8%
Repurchase Agreement	2.2%
Liabilities in excess of other assets	(0.7)%
100.0%

Top Industries††

Software	33.5%
Health Care Equipment & Supplies	23.8%
Health Care Technology	12.3%
Machinery	8.9%
Chemicals	4.5%
Electronic Equipment, Instruments & Components	3.9%
Life Sciences Tools & Services	3.0%
Communications Equipment	1.6%
Biotechnology	1.4%
Internet Software & Services	1.4%
Other Industries*	5.7%
100.0%

Top Holdings††

Tyler Technologies, Inc.	4.8%
ABIOMED, Inc.	4.7%
Paycom Software, Inc.	4.6%
Neogen Corp.	4.5%
Proto Labs, Inc.	4.5%
Blackbaud, Inc.	4.5%
Balchem Corp.	4.5%
Veeva Systems, Inc., Class A	4.2%
Manhattan Associates, Inc.	4.0%
Cantel Medical Corp.	4.0%
Other Holdings *	55.7%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

77

Shareholder Expense Example	Nationwide Small Company Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Small Company Growth Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,107.40	6.90	1.32
	Hypothetical	(a)(b)	1,000.00	1,018.25	6.61	1.32
Institutional Service Class Shares	Actual	(a)	1,000.00	1,108.80	6.22	1.19
	Hypothetical	(a)(b)	1,000.00	1,018.89	5.96	1.19

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

78

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 95.7%

	Shares	Value

Biotechnology 1.4%
Incyte Corp.*	14,737	$912,810
Ironwood Pharmaceuticals, Inc.*	160,739	2,912,590

		3,825,400

Chemicals 4.5%
Balchem Corp.	139,684	12,325,716

Communications Equipment 1.6%
NetScout Systems, Inc.*	159,614	4,333,520

Electronic Equipment, Instruments & Components 4.0%
Cognex Corp.	233,462	10,797,617

Energy Equipment & Services 0.2%
Geospace Technologies Corp.*	53,502	563,911

Health Care Equipment & Supplies 24.0%
Abaxis, Inc.	58,855	3,917,977
ABIOMED, Inc.*	42,572	12,812,043
Cantel Medical Corp.	97,978	10,980,394
Cardiovascular Systems, Inc.*	118,623	2,710,536
Endologix, Inc.*	211,540	911,737
Inogen, Inc.*	61,625	8,663,243
iRhythm Technologies, Inc.*	19,798	1,151,254
Meridian Bioscience, Inc.	79,371	1,158,817
Neogen Corp.*	183,781	12,524,675
Quidel Corp.*	191,341	10,849,035

		65,679,711

Health Care Technology 12.4%
Medidata Solutions, Inc.*	143,104	10,211,901
Quality Systems, Inc.*	288,844	3,879,175
Veeva Systems, Inc., Class A*	165,480	11,605,112
Vocera Communications, Inc.*	327,093	8,200,222

		33,896,410

Hotels, Restaurants & Leisure 0.5%
Zoe’s Kitchen, Inc.* (a)	91,092	1,343,607

Internet Software & Services 1.4%
Alarm.com Holdings, Inc.*	68,135	2,751,291
NIC, Inc.	67,916	1,008,553

		3,759,844

Life Sciences Tools & Services 3.0%
Bio-Techne Corp.	55,193	8,329,176

Machinery 9.0%
DMC Global, Inc.	77,567	3,001,843
Proto Labs, Inc.*	104,094	12,402,800
Sun Hydraulics Corp.	189,873	9,222,132

		24,626,775

Software 33.7%
ACI Worldwide, Inc.*	265,502	6,172,922
American Software, Inc., Class A	161,125	2,055,955
ANSYS, Inc.*	54,134	8,751,302
Blackbaud, Inc.	117,936	12,378,563
Ellie Mae, Inc.* (a)	107,095	10,374,293
Guidewire Software, Inc.*	91,549	7,746,876

Common Stocks (continued)

	Shares	Value

Software (continued)
Manhattan Associates, Inc.*	258,015	$11,110,126
Paycom Software, Inc.* (a)	111,356	12,717,969
PROS Holdings, Inc.*	258,099	7,619,082
Tyler Technologies, Inc.*	60,237	13,187,084

		92,114,172

Total Common Stocks (cost $186,769,854)		261,595,859

Short-Term Investments 2.8%
Money Market Fund 2.8%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (b)(c)	428,256	428,256
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.89% (b)	7,307,347	7,309,539

Total Short-Term Investment (cost $7,737,205)		7,737,795

Repurchase Agreement 2.2%

	Principal Amount

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $5,949,488, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $6,068,193. (c)(d)	$5,949,209	5,949,209

Total Repurchase Agreement (cost $5,949,209)		5,949,209

Total Investments (cost $200,456,268) — 100.7%		275,282,863

Liabilities in excess of other assets — (0.7)%		(1,978,988)

NET ASSETS — 100.0%		$273,303,875

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $18,767,271, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $428,256 and $5,949,209, respectively, and by $12,560,682 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.38%, and maturity dates ranging from 7/19/2018 - 5/15/2046; a total value of $18,938,147.

(b)	Represents 7-day effective yield as of April 30, 2018.

79

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Company Growth Fund (Continued)

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $6,377,465.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.

80

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Small Company Growth Fund
Assets:
Investment securities, at value* (cost $194,507,059)	$269,333,654
Repurchase agreement, at value (cost $5,949,209)	5,949,209
Cash	5,500,000
Interest and dividends receivable	18,620
Security lending income receivable	2,607
Receivable for investments sold	13,887
Receivable for capital shares issued	415,015
Reimbursement from investment adviser (Note 3)	440
Prepaid expenses	30,746

Total Assets	281,264,178

Liabilities:
Payable for investments purchased	736,618
Payable for capital shares redeemed	554,403
Payable upon return of securities loaned (Note 2)	6,377,465
Accrued expenses and other payables:
Investment advisory fees	185,960
Fund administration fees	17,890
Distribution fees	5,143
Administrative servicing fees	62,713
Accounting and transfer agent fees	251
Trustee fees	284
Custodian fees	928
Compliance program costs (Note 3)	140
Professional fees	14,240
Other	4,268

Total Liabilities	7,960,303

Net Assets	$273,303,875

Represented by:
Capital	$193,770,177
Accumulated net investment loss	(2,708,400)
Accumulated net realized gains from investment securities	7,415,503
Net unrealized appreciation/(depreciation) in investment securities	74,826,595

Net Assets	$273,303,875

Net Assets:
Class A Shares	$26,141,463
Institutional Service Class Shares	247,162,412

Total	$273,303,875

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,391,171
Institutional Service Class Shares	13,023,695

Total	14,414,866

*	Includes value of securities on loan of $18,767,271 (Note 2).

81

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Company Growth Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$18.79
Institutional Service Class Shares	$18.98
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$19.94

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

82

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Small Company Growth Fund
INVESTMENT INCOME:
Dividend income	$323,955
Interest income	30,966
Income from securities lending (Note 2)	12,037

Total Income	366,958

EXPENSES:
Investment advisory fees	1,065,233
Fund administration fees	66,043
Distribution fees Class A	28,526
Administrative servicing fees Class A	15,240
Administrative servicing fees Institutional Service Class	288,507
Registration and filing fees	20,532
Professional fees	18,074
Printing fees	5,959
Trustee fees	3,549
Custodian fees	4,437
Accounting and transfer agent fees	6,368
Compliance program costs (Note 3)	513
Other	4,055

Total expenses before expenses reimbursed	1,527,036

Expenses reimbursed by adviser (Note 3)	(1,858)

Net Expenses	1,525,178

NET INVESTMENT LOSS	(1,158,220)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities (Note 10)	7,569,414
Net change in unrealized appreciation/depreciation in the value of investment securities	19,919,272

Net realized/unrealized gains	27,488,686

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$26,330,466

The accompanying notes are an integral part of these financial statements.

83

Statements of Changes in Net Assets

	Nationwide Small Company Growth Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment loss	$(1,158,220)	$(1,559,747)
Net realized gains	7,569,414	7,733,400
Net change in unrealized appreciation/depreciation	19,919,272	53,682,646

Change in net assets resulting from operations	26,330,466	59,856,299

Distributions to Shareholders From:
Net realized gains:
Class A	(702,399)	(355,887)
Institutional Service Class	(7,025,288)	(5,743,581)

Change in net assets from shareholder distributions	(7,727,687)	(6,099,468)

Change in net assets from capital transactions	12,824,985	9,947,392

Change in net assets	31,427,764	63,704,223

Net Assets:
Beginning of period	241,876,111	178,171,888

End of period	$273,303,875	$241,876,111

Accumulated net investment loss at end of period	$(2,708,400)	$(1,550,180)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$7,769,361	$15,774,704
Dividends reinvested	698,155	353,164
Cost of shares redeemed	(5,363,453)	(6,922,348)

Total Class A Shares	3,104,063	9,205,520

Institutional Service Class Shares
Proceeds from shares issued	14,825,231	30,630,124
Dividends reinvested	7,025,288	5,743,581
Cost of shares redeemed	(12,129,597)	(35,631,833)

Total Institutional Service Class Shares	9,720,922	741,872

Change in net assets from capital transactions	$12,824,985	$9,947,392

SHARE TRANSACTIONS:
Class A Shares
Issued	425,120	1,015,564
Reinvested	40,403	25,101
Redeemed	(291,492)	(445,568)

Total Class A Shares	174,031	595,097

Institutional Service Class Shares
Issued	816,509	1,908,312
Reinvested	402,826	405,048
Redeemed	(674,222)	(2,321,639)

Total Institutional Service Class Shares	545,113	(8,279)

Total change in shares	719,144	586,818

The accompanying notes are an integral part of these financial statements.

84

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Small Company Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Loss to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$17.52	(0.09)	1.92	1.83	–	(0.56)	(0.56)	$18.79	10.74%	$26,141,463	1.32%	(1.03%	)	1.32%	11.95%
Year Ended October 31, 2017	$13.50	(0.14)	4.63	4.49	–	(0.47)	(0.47)	$17.52	34.07%	$21,321,775	1.31%	(0.92%	)	1.33%	15.58%
Year Ended October 31, 2016	$13.26	(0.11)	0.67	0.56	–	(0.32)	(0.32)	$13.50	4.31%	$8,394,865	1.33%	(0.87%	)	1.36%	14.34%
Year Ended October 31, 2015	$16.77	(0.09)	0.94	0.85	–	(4.36)	(4.36)	$13.26	7.89%	$3,308,794	1.34%	(0.72%	)	1.72%	25.26%
Year Ended October 31, 2014	$16.00	(0.12)	0.95	0.83	(0.02)	(0.04)	(0.06)	$16.77	5.22%	$1,508,497	1.26%	(0.71%	)	1.56%	10.89%
Year Ended October 31, 2013	$11.26	(0.11)	5.03	4.92	(0.03)	(0.15)	(0.18)	$16.00	44.46%	$730,412	1.20%	(0.81%	)	2.46%	4.05%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$17.67	(0.08)	1.95	1.87	–	(0.56)	(0.56)	$18.98	10.88%	$247,162,412	1.19%	(0.90%	)	1.19%	11.95%
Year Ended October 31, 2017	$13.60	(0.12)	4.66	4.54	–	(0.47)	(0.47)	$17.67	34.19%	$220,554,336	1.19%	(0.74%	)	1.20%	15.58%
Year Ended October 31, 2016	$13.34	(0.08)	0.66	0.58	–	(0.32)	(0.32)	$13.60	4.43%	$169,777,023	1.19%	(0.64%	)	1.22%	14.34%
Year Ended October 31, 2015	$16.82	(0.09)	0.97	0.88	–	(4.36)	(4.36)	$13.34	8.10%	$190,500,495	1.19%	(0.69%	)	1.33%	25.26%
Year Ended October 31, 2014	$15.99	(0.07)	0.94	0.87	–	(0.04)	(0.04)	$16.82	5.47%	$25,251,843	0.97%	(0.41%	)	1.26%	10.89%
Year Ended October 31, 2013	$11.27	(0.06)	5.01	4.95	(0.08)	(0.15)	(0.23)	$15.99	44.70%	$58,974,203	0.94%	(0.44%	)	2.12%	4.05%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

85

Fund Overview	Nationwide U.S. Small Cap Value Fund

Asset Allocation†

Common Stocks	99.5%
Repurchase Agreement	3.3%
Short-Term Investment	0.2%
Rights††	0.0%
Liabilities in excess of other assets	(3.0)%
100.0%

Top Industries†††

Banks	15.6%
Oil, Gas & Consumable Fuels	7.3%
Insurance	5.7%
Electronic Equipment, Instruments & Components	4.8%
Energy Equipment & Services	3.9%
Machinery	3.8%
Specialty Retail	3.5%
Household Durables	2.8%
Thrifts & Mortgage Finance	2.7%
Construction & Engineering	2.7%
Other Industries*	47.2%
100.0%

Top Holdings†††

Arrow Electronics, Inc.	0.7%
HollyFrontier Corp.	0.7%
AECOM	0.6%
Toll Brothers, Inc.	0.6%
RSP Permian, Inc.	0.6%
Reliance Steel & Aluminum Co.	0.5%
Air Lease Corp.	0.5%
Helmerich & Payne, Inc.	0.5%
JetBlue Airways Corp.	0.5%
People’s United Financial, Inc.	0.5%
Other Holdings*	94.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

86

Shareholder Expense Example	Nationwide U.S. Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide U.S. Small Cap Value Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,011.30	6.63	1.33
	Hypothetical	(a)(b)	1,000.00	1,018.20	6.66	1.33
Class C Shares	Actual	(a)	1,000.00	1,007.40	10.40	2.09
	Hypothetical	(a)(b)	1,000.00	1,014.43	10.44	2.09
Class R6 Shares	Actual	(a)	1,000.00	1,012.80	4.89	0.98
	Hypothetical	(a)(b)	1,000.00	1,019.93	4.91	0.98
Institutional Service Class Shares	Actual	(a)	1,000.00	1,012.00	6.09	1.22
	Hypothetical	(a)(b)	1,000.00	1,018.74	6.11	1.22

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

87

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.5%

	Shares	Value

Aerospace & Defense 1.5%
AAR Corp.	5,734	$248,282
Aerovironment, Inc.*	3,514	191,513
Arotech Corp.*	6,700	21,440
Astronics Corp.*	2,221	81,244
CPI Aerostructures, Inc.*	1,172	11,193
Cubic Corp.	3,316	204,763
Curtiss-Wright Corp.	258	33,034
Ducommun, Inc.*	2,970	86,397
Engility Holdings, Inc.*	6,445	163,832
Esterline Technologies Corp.*	3,827	274,970
KeyW Holding Corp. (The)* (a)	3,691	28,568
KLX, Inc.*	9,238	722,689
Mercury Systems, Inc.*	2,286	73,335
Moog, Inc., Class A*	3,674	301,158
National Presto Industries, Inc.	640	61,280
Orbital ATK, Inc.	185	24,490
SIFCO Industries, Inc.*	425	2,316
Triumph Group, Inc.	7,659	181,136
Vectrus, Inc.*	2,092	75,312

		2,786,952

Air Freight & Logistics 0.7%
Air Transport Services Group, Inc.*	4,170	84,401
Atlas Air Worldwide Holdings, Inc.*	4,978	315,605
Echo Global Logistics, Inc.*	4,411	120,420
Forward Air Corp.	1,257	67,866
Hub Group, Inc., Class A*	6,099	268,051
Park-Ohio Holdings Corp.	1,819	68,940
Radiant Logistics, Inc.*	5,361	18,924
XPO Logistics, Inc.*	3,406	330,927

		1,275,134

Airlines 1.2%
Alaska Air Group, Inc.	4,325	280,822
Copa Holdings SA, Class A	1,310	153,493
JetBlue Airways Corp.*	49,113	942,478
SkyWest, Inc.	7,710	438,699
Spirit Airlines, Inc.*	8,798	314,265

		2,129,757

Auto Components 1.5%
Adient plc (a)	7,975	488,788
American Axle & Manufacturing Holdings, Inc.*	18,129	278,099
Cooper Tire & Rubber Co.	8,427	206,040
Cooper-Standard Holdings, Inc.*	2,266	280,531
Gentex Corp.	14,493	329,571
Gentherm, Inc.*	1,082	36,571
Goodyear Tire & Rubber Co. (The)	11,683	293,360
Horizon Global Corp.*	3,804	28,416
Modine Manufacturing Co.*	11,474	197,353
Motorcar Parts of America, Inc.*	3,290	62,642
Shiloh Industries, Inc.*	3,700	30,747
Standard Motor Products, Inc.	4,269	193,599
Stoneridge, Inc.*	5,157	135,784
Strattec Security Corp.	442	14,453
Superior Industries International, Inc.	4,675	61,476
Tower International, Inc.	3,892	114,814

		2,752,244

Common Stocks (continued)

	Shares	Value

Automobiles 0.1%
Winnebago Industries, Inc.	2,948	$111,729

Banks 16.1%
1st Source Corp.	4,229	219,908
Access National Corp.	1,870	52,005
Allegiance Bancshares, Inc.*	1,395	56,428
American National Bankshares, Inc.	1,663	63,942
Ameris Bancorp	2,891	149,465
AmeriServ Financial, Inc.	1,800	7,380
Arrow Financial Corp.	1,807	63,968
Associated Banc-Corp.	31,269	827,065
Atlantic Capital Bancshares, Inc.*	1,698	32,771
Banc of California, Inc.	6,828	131,098
BancFirst Corp.	3,663	209,340
Bancorp, Inc. (The)*	11,406	118,052
BancorpSouth Bank	3,505	115,840
Bank of Commerce Holdings	1,636	18,241
Bank of Marin Bancorp	817	59,273
BankUnited, Inc.	2,444	96,807
Banner Corp.	5,248	301,235
Bar Harbor Bankshares	1,137	33,223
BCB Bancorp, Inc.	754	11,687
Berkshire Hills Bancorp, Inc.	6,787	257,567
Blue Hills Bancorp, Inc.	4,810	97,763
Boston Private Financial Holdings, Inc.	10,941	175,603
Bridge Bancorp, Inc.	1,913	62,938
Brookline Bancorp, Inc.	13,801	229,097
Bryn Mawr Bank Corp.	2,696	120,242
C&F Financial Corp.	391	22,639
Cadence Bancorp	396	11,575
Camden National Corp.	2,176	96,419
Capital City Bank Group, Inc.	2,801	62,686
Carolina Financial Corp.	986	38,661
CenterState Bank Corp.	2,231	64,654
Central Pacific Financial Corp.	4,036	117,367
Central Valley Community Bancorp	600	12,360
Century Bancorp, Inc., Class A	429	34,320
Chemical Financial Corp.	9,486	520,687
CIT Group, Inc.	11,475	607,601
Citizens & Northern Corp.	1,281	30,936
City Holding Co.	977	69,934
Civista Bancshares, Inc.	457	10,484
CNB Financial Corp.	1,639	46,482
Community Bank System, Inc.	2,986	167,962
Community Bankers Trust Corp.*	300	2,610
Community Trust Bancorp, Inc.	2,713	130,224
ConnectOne Bancorp, Inc.	5,101	134,666
Customers Bancorp, Inc.*	5,561	160,268
CVB Financial Corp.	3,962	87,758
Eagle Bancorp, Inc.*	1,792	105,190
Enterprise Bancorp, Inc.	346	12,518
Equity Bancshares, Inc., Class A*	1,317	50,217
Farmers Capital Bank Corp.	1,088	54,563
Farmers National Banc Corp.	3,278	48,351
FCB Financial Holdings, Inc., Class A*	4,285	247,673
Fidelity Southern Corp.	4,129	93,852
Financial Institutions, Inc.	3,043	94,637
First Bancorp, Inc.	1,541	42,717
First Bancorp/NC	3,569	136,157
First Bancorp/PR*	36,613	264,346
First Bancshares, Inc. (The)	851	27,530

88

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Banks (continued)
First Bank	980	$13,769
First Busey Corp.	2,676	79,343
First Business Financial Services, Inc.	1,233	32,046
First Citizens BancShares, Inc., Class A	1,250	540,362
First Commonwealth Financial Corp.	16,327	247,191
First Community Bancshares, Inc.	3,566	110,653
First Connecticut Bancorp, Inc.	1,910	46,031
First Financial Bancorp	13,486	417,392
First Financial Corp.	1,964	83,961
First Financial Northwest, Inc.	1,754	29,643
First Foundation, Inc.*	3,993	71,435
First Horizon National Corp.	4,252	77,812
First Internet Bancorp	800	27,360
First Interstate BancSystem, Inc., Class A	4,105	166,252
First Merchants Corp.	6,505	280,235
First Mid-Illinois Bancshares, Inc.	874	32,119
First Midwest Bancorp, Inc.	14,047	341,483
First Northwest Bancorp*	900	14,463
First of Long Island Corp. (The)	2,776	73,564
Flushing Financial Corp.	5,137	133,100
FNB Corp.	43,767	568,971
Franklin Financial Network, Inc.*	1,644	55,403
Fulton Financial Corp.	24,548	414,861
German American Bancorp, Inc.	2,829	95,479
Great Southern Bancorp, Inc.	2,228	117,750
Great Western Bancorp, Inc.	9,184	377,830
Green Bancorp, Inc.*	5,710	128,760
Guaranty Bancorp	1,040	29,640
Hancock Holding Co.	10,910	532,953
Hanmi Financial Corp.	5,805	160,218
HarborOne Bancorp, Inc.*	808	14,213
Heartland Financial USA, Inc.	2,678	143,675
Heritage Commerce Corp.	6,947	114,556
Heritage Financial Corp.	5,474	162,578
Hilltop Holdings, Inc.	13,855	310,629
Home BancShares, Inc.	3,099	72,021
HomeTrust Bancshares, Inc.*	3,132	81,745
Hope Bancorp, Inc.	21,007	363,211
Horizon Bancorp	3,411	98,100
IBERIABANK Corp.	7,254	543,687
Independent Bank Corp./MA	2,933	212,056
Independent Bank Corp./MI	2,873	68,665
Independent Bank Group, Inc.	2,969	211,987
International Bancshares Corp.	12,468	496,226
Investors Bancorp, Inc.	45,609	609,792
Lakeland Bancorp, Inc.	5,074	98,943
Lakeland Financial Corp.	398	18,913
LCNB Corp.	700	13,090
LegacyTexas Financial Group, Inc.	5,940	243,956
Macatawa Bank Corp.	3,062	32,702
MB Financial, Inc.	8,707	371,092
MBT Financial Corp.	2,346	23,871
Mercantile Bank Corp.	1,874	66,152
Midland States Bancorp, Inc.	711	22,396
MidSouth Bancorp, Inc.	770	10,741
MidWestOne Financial Group, Inc.	866	27,946
National Bank Holdings Corp., Class A	4,383	154,194
National Commerce Corp.*	342	14,809
NBT Bancorp, Inc.	5,830	213,028
Nicolet Bankshares, Inc.*	349	19,394
Northeast Bancorp	528	10,296

Common Stocks (continued)

	Shares	Value

Banks (continued)
Northrim BanCorp, Inc.	746	$26,259
OFG Bancorp	10,783	145,571
Ohio Valley Banc Corp. (a)	475	21,636
Old Line Bancshares, Inc.	1,614	54,957
Old National Bancorp	22,732	390,990
Old Second Bancorp, Inc.	2,264	32,375
Opus Bank	5,252	148,106
Pacific Premier Bancorp, Inc.*	2,490	98,978
PacWest Bancorp	17,406	891,883
Park National Corp.	309	33,335
Peapack Gladstone Financial Corp.	2,910	96,146
Penns Woods Bancorp, Inc.	343	14,921
Peoples Bancorp of North Carolina, Inc.	709	21,802
Peoples Bancorp, Inc.	3,205	114,931
People’s United Financial, Inc.	48,771	892,022
People’s Utah Bancorp	1,985	63,222
Pinnacle Financial Partners, Inc.	10,202	653,438
Popular, Inc.	14,022	649,078
Premier Financial Bancorp, Inc.	1,163	22,888
Prosperity Bancshares, Inc.	9,596	688,705
QCR Holdings, Inc.	1,503	68,011
Renasant Corp.	6,723	304,081
Republic Bancorp, Inc., Class A	3,317	139,878
S&T Bancorp, Inc.	5,402	230,557
Sandy Spring Bancorp, Inc.	3,894	154,319
Seacoast Banking Corp. of Florida*	2,593	71,645
Shore Bancshares, Inc.	1,088	19,682
Sierra Bancorp	3,169	88,288
Simmons First National Corp., Class A	10,638	321,268
SmartFinancial, Inc.*	564	13,451
South State Corp.	4,122	356,759
Southern First Bancshares, Inc.*	254	11,646
Southern National Bancorp of Virginia, Inc.	2,865	46,556
Southside Bancshares, Inc.	2,701	94,076
State Bank Financial Corp.	4,358	137,321
Sterling Bancorp	15,158	360,003
Stock Yards Bancorp, Inc.	1,139	42,656
TCF Financial Corp.	20,413	506,855
Tompkins Financial Corp.	135	10,490
Towne Bank	4,600	137,540
TriCo Bancshares	2,948	110,167
TriState Capital Holdings, Inc.*	3,525	88,125
Triumph Bancorp, Inc.*	1,828	71,018
Trustmark Corp.	11,872	371,712
Umpqua Holdings Corp.	32,432	764,098
Union Bankshares Corp.	7,821	295,712
United Bankshares, Inc.	11,708	397,487
United Community Banks, Inc.	8,525	272,203
United Security Bancshares	303	3,363
Univest Corp. of Pennsylvania	4,791	137,741
Valley National Bancorp	35,343	443,555
Veritex Holdings, Inc.*	2,908	83,518
Washington Trust Bancorp, Inc.	446	24,708
WesBanco, Inc.	6,922	303,184
West Bancorporation, Inc.	1,635	39,812
Wintrust Financial Corp.	3,557	318,174

		29,164,627

Beverages 0.1%
Craft Brew Alliance, Inc.*	4,854	93,682

89

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Biotechnology 0.8%
Achillion Pharmaceuticals, Inc.*	36,133	$136,221
Acorda Therapeutics, Inc.*	8,083	186,717
Adverum Biotechnologies, Inc.*	7,361	46,006
AMAG Pharmaceuticals, Inc.*	887	18,228
Applied Genetic Technologies Corp.*	3,020	13,817
Aptevo Therapeutics, Inc.*	4,392	19,457
Celldex Therapeutics, Inc.*	12,264	9,075
Chimerix, Inc.*	11,049	50,604
Concert Pharmaceuticals, Inc.*	2,723	49,695
Emergent BioSolutions, Inc.*	6,079	315,257
Esperion Therapeutics, Inc.*	1,580	110,616
Merrimack Pharmaceuticals, Inc.	1,009	8,556
Myriad Genetics, Inc.*	6,476	183,206
Ophthotech Corp.*	4,406	11,588
PDL BioPharma, Inc.*	24,722	72,188
United Therapeutics Corp.*	2,381	262,172
Versartis, Inc.*	4,942	7,413
Zafgen, Inc.*	5,449	36,999

		1,537,815

Building Products 0.9%
Alpha Pro Tech Ltd.*	4,000	13,200
American Woodmark Corp.*	2,257	185,526
Apogee Enterprises, Inc.	4,255	174,923
Armstrong Flooring, Inc.*	5,118	63,207
CSW Industrials, Inc.*	1,555	67,409
Gibraltar Industries, Inc.*	5,286	185,803
Griffon Corp.	8,229	163,757
Insteel Industries, Inc.	3,303	99,189
Quanex Building Products Corp.	7,527	129,088
Simpson Manufacturing Co., Inc.	6,078	332,345
Universal Forest Products, Inc.	8,442	269,131

		1,683,578

Capital Markets 0.8%
Cowen, Inc.* (a)	5,698	88,319
GAIN Capital Holdings, Inc. (a)	5,725	46,716
GAMCO Investors, Inc., Class A	542	13,902
INTL. FCStone, Inc.*	2,328	104,341
Investment Technology Group, Inc.	5,660	114,445
Janus Henderson Group plc	614	19,396
Legg Mason, Inc.	12,809	508,517
Oppenheimer Holdings, Inc., Class A	2,162	58,050
Stifel Financial Corp.	5,701	332,254
Virtus Investment Partners, Inc.	534	61,597
Waddell & Reed Financial, Inc., Class A	2,227	45,075

		1,392,612

Chemicals 2.1%
AdvanSix, Inc.*	3,670	131,459
AgroFresh Solutions, Inc.* (a)	3,582	24,787
American Vanguard Corp.	5,335	114,969
Ashland Global Holdings, Inc.	8,815	583,377
Cabot Corp.	4,153	231,987
Core Molding Technologies, Inc.	1,940	30,070
Flotek Industries, Inc.*	9,242	32,994
FutureFuel Corp.	8,088	94,630
Hawkins, Inc.	1,432	46,540
HB Fuller Co.	6,707	331,795
Huntsman Corp.	4,919	146,439

Common Stocks (continued)

	Shares	Value

Chemicals (continued)
Innophos Holdings, Inc.	2,371	$98,112
Innospec, Inc.	3,301	239,983
Intrepid Potash, Inc.*	16,455	74,541
Kraton Corp.*	4,678	213,644
LSB Industries, Inc.*	1,598	8,837
Minerals Technologies, Inc.	4,309	297,537
Olin Corp.	11,641	351,442
Platform Specialty Products Corp.* (a)	43,467	437,713
Stepan Co.	1,399	98,378
Trecora Resources*	3,453	44,716
Tredegar Corp.	3,224	56,742
Tronox Ltd., Class A	8,235	141,477

		3,832,169

Commercial Services & Supplies 1.8%
ABM Industries, Inc.	10,288	320,265
ACCO Brands Corp.	15,314	184,534
Acme United Corp.	200	4,272
Advanced Disposal Services, Inc.*	5,714	125,936
AMREP Corp.*	216	1,555
ARC Document Solutions, Inc.*	6,278	13,811
Brady Corp., Class A	3,565	129,766
CECO Environmental Corp.	8,373	39,353
Civeo Corp.*	20,462	68,548
Clean Harbors, Inc.*	3,506	160,575
Ennis, Inc.	3,361	60,162
Essendant, Inc.	6,917	51,462
Fuel Tech, Inc.*	2,542	3,254
Heritage-Crystal Clean, Inc.*	2,727	57,676
InnerWorkings, Inc.*	9,233	93,253
LSC Communications, Inc.	2,720	47,546
Matthews International Corp., Class A	3,629	178,365
McGrath RentCorp	3,946	232,538
Mobile Mini, Inc.	6,839	287,238
NL Industries, Inc.*	2,541	19,439
Quad/Graphics, Inc.	1,704	42,106
SP Plus Corp.*	3,641	127,981
Steelcase, Inc., Class A	9,264	122,748
Team, Inc.* (a)	5,447	92,327
Tetra Tech, Inc.	8,498	411,303
UniFirst Corp.	628	100,857
Viad Corp.	4,233	214,825
Virco Manufacturing Corp.	1,500	6,300
VSE Corp.	2,192	112,428

		3,310,423

Communications Equipment 1.5%
ADTRAN, Inc.	14,096	206,506
ARRIS International plc*	21,689	585,603
Aviat Networks, Inc.*	639	10,397
Black Box Corp.	3,500	6,825
Calix, Inc.*	1,597	10,620
Clearfield, Inc.*	800	9,760
Communications Systems, Inc.	2,369	8,481
Comtech Telecommunications Corp.	5,010	153,256
Digi International, Inc.*	6,264	72,036
EchoStar Corp., Class A*	7,774	408,446
EMCORE Corp.*	3,875	17,437
Finisar Corp.* (a)	13,082	203,818
Harmonic, Inc.*	25,726	93,900
Infinera Corp.*	3,824	44,817
InterDigital, Inc.	2,335	173,841

90

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Communications Equipment (continued)
KVH Industries, Inc.*	4,021	$42,623
NETGEAR, Inc.*	4,606	254,712
NetScout Systems, Inc.*	11,637	315,945
Network-1 Technologies, Inc.	3,171	8,828
Optical Cable Corp.*	300	840
PC-Tel, Inc.	1,200	8,580
RELM Wireless Corp.	2,881	10,933
Ribbon Communications, Inc.*	8,918	51,903
TESSCO Technologies, Inc.	1,910	33,711
Viavi Solutions, Inc.*	3,727	35,220

		2,769,038

Construction & Engineering 2.8%
AECOM*	32,907	1,133,317
Aegion Corp.*	5,747	130,399
Ameresco, Inc., Class A*	4,900	58,065
Argan, Inc.	2,646	105,840
EMCOR Group, Inc.	3,699	272,209
Fluor Corp.	564	33,248
Goldfield Corp. (The)*	6,069	25,490
Granite Construction, Inc.	5,233	274,105
Great Lakes Dredge & Dock Corp.*	18,191	83,679
IES Holdings, Inc.*	1,273	21,514
Jacobs Engineering Group, Inc.	14,965	869,317
KBR, Inc.	15,436	257,627
MasTec, Inc.*	6,468	284,592
MYR Group, Inc.*	2,963	88,890
Northwest Pipe Co.*	2,416	47,668
NV5 Global, Inc.*	1,700	100,045
Orion Group Holdings, Inc.*	7,050	42,723
Primoris Services Corp.	5,844	149,548
Quanta Services, Inc.*	23,027	748,377
Sterling Construction Co., Inc.*	6,611	73,580
Tutor Perini Corp.*	8,542	176,392
Valmont Industries, Inc.	555	78,865

		5,055,490

Construction Materials 0.0%†
United States Lime & Minerals, Inc.	750	56,040

Consumer Finance 1.6%
Asta Funding, Inc.	267	935
Atlanticus Holdings Corp.*	1,995	4,369
Consumer Portfolio Services, Inc.*	1,523	5,209
Encore Capital Group, Inc.*	2,812	125,415
Enova International, Inc.*	5,456	159,861
EZCORP, Inc., Class A*	11,789	161,509
FirstCash, Inc.	965	83,666
Green Dot Corp., Class A*	3,666	222,929
Navient Corp.	40,746	540,292
Nelnet, Inc., Class A	4,820	254,544
OneMain Holdings, Inc.*	12,317	379,979
PRA Group, Inc.* (a)	2,687	95,657
Regional Management Corp.*	2,948	96,901
Santander Consumer USA Holdings, Inc.	38,171	704,255
World Acceptance Corp.*	1,131	115,928

		2,951,449

Containers & Packaging 0.3%
Bemis Co., Inc.	2,481	107,353
Greif, Inc., Class A	4,541	265,739

Common Stocks (continued)

	Shares	Value

Containers & Packaging (continued)
Sonoco Products Co.	3,620	$185,923
UFP Technologies, Inc.*	423	14,065

		573,080

Distributors 0.1%
Core-Mark Holding Co., Inc.	3,305	68,116
VOXX International Corp.*	5,943	29,715
Weyco Group, Inc.	2,056	75,455

		173,286

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.*	10,225	486,710
American Public Education, Inc.*	4,019	161,966
Ascent Capital Group, Inc., Class A*	2,873	9,941
Bridgepoint Education, Inc.*	1,950	11,388
Carriage Services, Inc.	3,713	96,649
Graham Holdings Co., Class B	758	457,112
Houghton Mifflin Harcourt Co.*	2,389	16,245
K12, Inc.*	8,000	122,400
Laureate Education, Inc., Class A*	2,779	39,239
Liberty Tax, Inc., Class A	1,516	15,615
Regis Corp.*	8,534	133,301

		1,550,566

Diversified Financial Services 0.1%
Cannae Holdings, Inc.*	3,898	80,533
Marlin Business Services Corp.	1,601	43,867
On Deck Capital, Inc.*	6,287	33,007

		157,407

Diversified Telecommunication Services 0.2%
ATN International, Inc.	2,354	124,762
Frontier Communications Corp. (a)	10,982	91,151
Hawaiian Telcom Holdco, Inc.*	1,672	45,545
Iridium Communications, Inc.*	7,904	94,058

		355,516

Electrical Equipment 0.8%
Acuity Brands, Inc.	513	61,442
Atkore International Group, Inc.*	1,686	29,960
AZZ, Inc.	5,199	231,616
Babcock & Wilcox Enterprises, Inc.*	39,755	90,641
Broadwind Energy, Inc.*	2,432	6,421
Encore Wire Corp.	3,606	189,856
EnerSys	1,497	102,634
FuelCell Energy, Inc.*	4,647	8,644
General Cable Corp.	1,417	42,014
LSI Industries, Inc.	4,939	30,276
Powell Industries, Inc.	2,855	85,793
Preformed Line Products Co.	824	55,414
Regal Beloit Corp.	5,887	419,154
Thermon Group Holdings, Inc.*	5,276	120,240
Ultralife Corp.*	3,374	28,510

		1,502,615

Electronic Equipment, Instruments & Components 4.9%
Anixter International, Inc.*	4,681	275,711
Arrow Electronics, Inc.*	17,090	1,277,307
Avnet, Inc.	20,075	787,542

91

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Electronic Equipment, Instruments & Components (continued)
AVX Corp.	20,825	$307,377
Bel Fuse, Inc., Class B	2,729	52,806
Belden, Inc.	289	17,802
Benchmark Electronics, Inc.	5,889	154,881
CTS Corp.	5,648	169,158
Daktronics, Inc.	8,464	76,261
Electro Scientific Industries, Inc.*	9,391	169,038
ePlus, Inc.*	1,594	127,281
Fabrinet*	5,205	146,833
FARO Technologies, Inc.*	2,995	151,247
Frequency Electronics, Inc.*	900	7,929
II-VI, Inc.*	7,821	297,980
Insight Enterprises, Inc.*	5,645	200,115
Jabil, Inc.	25,040	666,064
KEMET Corp.*	6,837	117,733
Key Tronic Corp.*	2,680	18,840
Kimball Electronics, Inc.*	6,443	102,121
Knowles Corp.*	14,892	190,618
Methode Electronics, Inc.	3,912	156,089
MTS Systems Corp.	1,181	59,995
OSI Systems, Inc.*	2,417	154,736
PAR Technology Corp.*	1,700	24,293
Park Electrochemical Corp.	3,435	58,498
PC Connection, Inc.	3,343	89,225
PCM, Inc.*	3,273	42,385
Plexus Corp.*	5,296	290,433
RF Industries Ltd.	443	2,503
Richardson Electronics Ltd.	2,700	25,029
Rogers Corp.*	2,420	258,214
Sanmina Corp.*	12,441	367,009
ScanSource, Inc.*	4,682	160,593
SMTC Corp.*	2,189	5,057
SYNNEX Corp.	5,184	519,281
Systemax, Inc.	316	9,932
Tech Data Corp.*	5,950	453,687
TTM Technologies, Inc.*	16,634	231,878
VeriFone Systems, Inc.*	5,674	130,559
Vishay Intertechnology, Inc.	25,427	448,787
Vishay Precision Group, Inc.*	2,246	63,562
Wayside Technology Group, Inc.	200	2,750
Wireless Telecom Group, Inc.*	5,122	11,627

		8,880,766

Energy Equipment & Services 4.0%
Archrock, Inc.	13,169	142,225
Basic Energy Services, Inc.*	3,935	63,668
Bristow Group, Inc.	8,504	136,489
CARBO Ceramics, Inc.* (a)	883	7,806
Dawson Geophysical Co.*	5,561	40,039
Diamond Offshore Drilling, Inc.* (a)	10,434	191,881
Dril-Quip, Inc.*	7,001	290,191
Ensco plc, Class A	69,494	392,641
Era Group, Inc.*	5,757	60,736
Exterran Corp.*	6,651	194,808
Forum Energy Technologies, Inc.*	16,199	204,107
Frank’s International NV (a)	3,139	21,942
Geospace Technologies Corp.*	1,817	19,151
Gulf Island Fabrication, Inc.	3,273	32,730
Helix Energy Solutions Group, Inc.*	28,717	221,695
Helmerich & Payne, Inc.	13,982	972,448

Common Stocks (continued)

	Shares	Value

Energy Equipment & Services (continued)
Hornbeck Offshore Services, Inc.*	6,751	$24,304
Independence Contract Drilling, Inc.*	8,702	39,942
Mammoth Energy Services, Inc.*	402	13,057
Matrix Service Co.*	6,373	98,144
McDermott International, Inc.* (a)	47,440	313,104
Mitcham Industries, Inc.*	4,242	13,829
Nabors Industries Ltd.	38,869	295,793
Natural Gas Services Group, Inc.*	3,260	78,566
Newpark Resources, Inc.*	20,825	218,663
Noble Corp. plc*	45,586	212,887
Nordic American Offshore Ltd.	17	19
Oceaneering International, Inc.	15,029	319,216
Oil States International, Inc.*	9,308	334,623
Parker Drilling Co.*	32,999	20,803
Patterson-UTI Energy, Inc.	28,153	603,037
PHI, Inc. (Non-Voting)*	2,915	36,525
Pioneer Energy Services Corp.*	17,077	58,916
RigNet, Inc.*	1,237	18,679
Rowan Cos. plc, Class A*	22,051	318,416
SEACOR Holdings, Inc.*	3,369	184,756
SEACOR Marine Holdings, Inc.*	4,319	102,317
Select Energy Services, Inc., Class A*	829	12,476
Smart Sand, Inc.*	1,795	13,139
Superior Energy Services, Inc.*	24,796	266,061
TETRA Technologies, Inc.*	17,259	67,828
Unit Corp.*	11,223	254,538
US Silica Holdings, Inc.	11,125	334,974

		7,247,169

Equity Real Estate Investment Trusts (REITs) 0.1%
Alexander & Baldwin, Inc.	5,624	128,790

Food & Staples Retailing 1.0%
Andersons, Inc. (The)	5,478	178,857
Casey’s General Stores, Inc.	125	12,075
Chefs’ Warehouse, Inc. (The)*	4,380	106,215
Ingles Markets, Inc., Class A	3,941	134,979
Natural Grocers by Vitamin Cottage, Inc.*	4,116	29,429
Performance Food Group Co.*	3,051	99,005
PriceSmart, Inc.	291	25,492
Smart & Final Stores, Inc.*	4,387	22,374
SpartanNash Co.	6,313	114,770
SUPERVALU, Inc.*	3,115	54,544
United Natural Foods, Inc.*	8,040	361,961
US Foods Holding Corp.*	11,413	390,096
Village Super Market, Inc., Class A	2,253	61,282
Weis Markets, Inc.	3,215	147,954

		1,739,033

Food Products 1.8%
Alico, Inc.	847	27,358
Darling Ingredients, Inc.*	25,857	443,189
Dean Foods Co.	16,013	137,872
Farmer Brothers Co.*	2,830	80,231
Fresh Del Monte Produce, Inc.	9,006	442,645
Hostess Brands, Inc.*	7,606	106,864
John B Sanfilippo & Son, Inc.	1,084	61,669
Landec Corp.*	4,091	54,410
Limoneira Co.	1,674	38,971
Post Holdings, Inc.*	9,033	718,756

92

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Food Products (continued)
Sanderson Farms, Inc. (a)	3,553	$394,951
Sanderson Farms, Inc.* (b)(c)(d)	200	0
Seaboard Corp.	115	460,811
Seneca Foods Corp., Class A*	1,991	54,852
TreeHouse Foods, Inc.*	4,268	164,318

		3,186,897

Health Care Equipment & Supplies 1.1%
AngioDynamics, Inc.*	7,567	146,648
Anika Therapeutics, Inc.*	2,476	108,969
CONMED Corp.	3,554	231,117
CryoLife, Inc.*	5,808	130,390
FONAR Corp.*	951	27,056
Haemonetics Corp.*	1,344	104,886
Halyard Health, Inc.*	8,379	396,913
Integer Holdings Corp.*	4,932	270,767
Invacare Corp.	7,501	136,518
Kewaunee Scientific Corp.	92	3,179
Merit Medical Systems, Inc.*	5,885	285,422
Natus Medical, Inc.*	1,100	36,355
Nuvectra Corp.*	1,248	16,074
Orthofix International NV*	1,141	69,624
Photo Medex, Inc.* (b)(c)	60	0
RTI Surgical, Inc.*	12,630	55,572
SeaSpine Holdings Corp.*	2,130	24,516

		2,044,006

Health Care Providers & Services 2.3%
AAC Holdings, Inc.*	1,294	14,661
Acadia Healthcare Co., Inc.* (a)	14,047	499,792
Aceto Corp.	5,812	14,646
Addus HomeCare Corp.*	3,524	185,010
Brookdale Senior Living, Inc.*	26,649	192,939
Community Health Systems, Inc.* (a)	9,535	36,042
Cross Country Healthcare, Inc.*	5,129	64,523
Digirad Corp.	4,028	6,042
Diplomat Pharmacy, Inc.*	5,200	113,308
Ensign Group, Inc. (The)	3,474	96,820
Envision Healthcare Corp.*	10,245	380,807
Five Star Senior Living, Inc.*	2,367	2,840
Kindred Healthcare, Inc.*	13,970	124,333
LHC Group, Inc.*	5,630	418,985
LifePoint Health, Inc.*	6,246	299,183
Magellan Health, Inc.*	3,844	322,319
MedCath Corp.* (b)(c)(d)	2,115	0
MEDNAX, Inc.*	6,437	295,523
National HealthCare Corp.	2,776	170,113
Owens & Minor, Inc.	8,102	131,658
Premier, Inc., Class A*	1,770	58,392
Providence Service Corp. (The)*	2,362	179,229
Quorum Health Corp.*	5,824	41,059
Select Medical Holdings Corp.*	19,672	355,080
Surgery Partners, Inc.*	979	15,664
Triple-S Management Corp., Class B*	5,048	143,111

		4,162,079

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*	29,290	340,350
Evolent Health, Inc., Class A* (a)	4,574	75,471
HealthStream, Inc.	4,884	113,260

Common Stocks (continued)

	Shares	Value

Health Care Technology (continued)
HMS Holdings Corp.*	6,872	$123,765
Micron Solutions, Inc.*	200	745
Quality Systems, Inc.*	3,097	41,592

		695,183

Hotels, Restaurants & Leisure 1.8%
Ark Restaurants Corp.	318	7,759
BBX Capital Corp.	4,655	46,457
Belmond Ltd., Class A*	17,989	192,482
Biglari Holdings, Inc.*	176	60,238
BJ’s Restaurants, Inc.	3,406	190,225
Bojangles’, Inc.*	2,673	39,427
Carrols Restaurant Group, Inc.*	5,680	58,504
Chuy’s Holdings, Inc.*	3,186	91,120
Del Frisco’s Restaurant Group, Inc.*	5,584	88,786
Del Taco Restaurants, Inc.*	8,750	97,650
Dover Motorsports, Inc.	1,000	2,050
Drive Shack, Inc.*	8,368	45,438
El Pollo Loco Holdings, Inc.*	2,919	29,190
Eldorado Resorts, Inc.*	1,630	66,015
Fiesta Restaurant Group, Inc.*	2,333	48,993
ILG, Inc.	10,996	375,293
International Game Technology plc	26,190	740,391
J Alexander’s Holdings, Inc.*	2,426	28,991
La Quinta Holdings, Inc.*	6,752	131,934
Luby’s, Inc.*	3,390	8,746
Marcus Corp. (The)	2,900	86,420
Marriott Vacations Worldwide Corp.	2,727	334,357
Monarch Casino & Resort, Inc.*	870	37,114
Playa Hotels & Resorts NV*	1,046	10,774
Potbelly Corp.*	4,608	55,066
RCI Hospitality Holdings, Inc.	1,853	50,383
Red Lion Hotels Corp.*	3,236	31,875
Red Robin Gourmet Burgers, Inc.*	2,257	140,724
Speedway Motorsports, Inc.	6,911	121,979

		3,218,381

Household Durables 2.9%
AV Homes, Inc.*	5,292	88,112
Bassett Furniture Industries, Inc.	1,614	46,887
Cavco Industries, Inc.*	1,222	208,168
Century Communities, Inc.*	4,918	151,228
CSS Industries, Inc.	1,000	17,060
Ethan Allen Interiors, Inc.	4,316	95,168
Flexsteel Industries, Inc.	1,648	60,416
Green Brick Partners, Inc.*	8,441	85,254
Hamilton Beach Brands Holding Co., Class A (c)	1,878	41,785
Helen of Troy Ltd.*	3,175	283,051
Hooker Furniture Corp.	2,384	89,996
KB Home	12,671	336,415
La-Z-Boy, Inc.	7,709	222,019
Lennar Corp., Class B	313	13,362
Libbey, Inc.	1,488	8,511
Lifetime Brands, Inc.	3,756	44,696
M/I Homes, Inc.*	5,099	155,417
MDC Holdings, Inc.	7,213	209,249
Meritage Homes Corp.*	7,800	347,100
New Home Co., Inc. (The)*	2,958	29,521
Orleans Homebuilders, Inc.* (b)(c)(d)	1,500	0

93

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Household Durables (continued)
PICO Holdings, Inc.*	4,992	$60,154
Taylor Morrison Home Corp., Class A*	14,249	338,556
Toll Brothers, Inc.	25,145	1,060,113
TopBuild Corp.*	5,498	438,191
TRI Pointe Group, Inc.*	28,636	489,962
Universal Electronics, Inc.*	1,319	61,070
William Lyon Homes, Class A*	5,959	160,059
ZAGG, Inc.*	2,669	29,893

		5,171,413

Household Products 0.2%
Central Garden & Pet Co.*	2,100	78,729
Central Garden & Pet Co., Class A*	5,569	197,700
Oil-Dri Corp. of America	461	17,868
Orchids Paper Products Co.*	943	5,762

		300,059

Independent Power and Renewable Electricity Producers 0.3%
Ormat Technologies, Inc.	3,973	230,037
TerraForm Power, Inc., Class A	1,830	20,404
Vistra Energy Corp.*	13,054	298,284

		548,725

Industrial Conglomerates 0.1%
Carlisle Cos., Inc.	1,178	126,906

Insurance 5.9%
Ambac Financial Group, Inc.* (c)	7,823	133,226
American Equity Investment Life Holding Co.	13,915	420,233
American National Insurance Co.	3,639	439,118
AMERISAFE, Inc.	2,786	165,210
AmTrust Financial Services, Inc. (a)	3,538	45,605
Argo Group International Holdings Ltd.	4,838	282,781
Aspen Insurance Holdings Ltd.	10,104	428,915
Assurant, Inc.	8,703	807,812
Assured Guaranty Ltd.	19,458	706,131
Atlas Financial Holdings, Inc.*	2,387	25,063
Axis Capital Holdings Ltd.	3,800	223,060
Baldwin & Lyons, Inc., Class B	1,193	27,797
Blue Capital Reinsurance Holdings Ltd.	695	8,062
Citizens, Inc.* (a)	2,376	18,462
CNO Financial Group, Inc.	26,729	573,070
Donegal Group, Inc., Class A	4,202	58,492
EMC Insurance Group, Inc.	3,160	82,097
Employers Holdings, Inc.	5,084	207,936
Enstar Group Ltd.*	1,850	388,777
FBL Financial Group, Inc., Class A	2,516	195,619
Federated National Holding Co.	3,276	55,364
Genworth Financial, Inc., Class A*	26,992	74,498
Global Indemnity Ltd.	2,452	100,262
Greenlight Capital Re Ltd., Class A*	5,532	85,746
Hallmark Financial Services, Inc.*	3,425	35,175
Hanover Insurance Group, Inc. (The)	4,520	519,122
HCI Group, Inc. (a)	1,529	64,050
Heritage Insurance Holdings, Inc. (a)	4,846	76,082
Horace Mann Educators Corp.	5,225	233,557
Independence Holding Co.	2,090	73,986
Infinity Property & Casualty Corp.	190	25,080
Investors Title Co.	330	64,251

Common Stocks (continued)

	Shares	Value

Insurance (continued)
James River Group Holdings Ltd.	1,229	$44,637
Kemper Corp.	9,092	613,710
Kingstone Cos., Inc.	739	12,637
Maiden Holdings Ltd.	15,509	118,644
MBIA, Inc.* (a)	16,417	139,873
Mercury General Corp.	2,006	91,734
National General Holdings Corp.	7,786	200,645
National Western Life Group, Inc., Class A	337	106,967
Navigators Group, Inc. (The)	4,410	249,165
Old Republic International Corp.	35,955	733,482
ProAssurance Corp.	2,176	102,925
RenaissanceRe Holdings Ltd.	182	24,759
Safety Insurance Group, Inc.	1,899	151,920
Selective Insurance Group, Inc.	6,037	357,390
State Auto Financial Corp.	4,807	150,123
Stewart Information Services Corp.	4,144	172,846
Third Point Reinsurance Ltd.*	15,356	204,235
United Fire Group, Inc.	4,126	207,497
United Insurance Holdings Corp.	1,370	25,838
Universal Insurance Holdings, Inc.	378	12,266
Validus Holdings Ltd.	963	65,263
White Mountains Insurance Group Ltd.	261	225,841

		10,657,036

Internet & Direct Marketing Retail 0.3%
1-800-Flowers.com, Inc., Class A*	7,399	93,967
EVINE Live, Inc.*	4,800	5,568
FTD Cos., Inc.*	6,539	42,111
Liberty Expedia Holdings, Inc., Class A*	3,947	161,038
Liberty TripAdvisor Holdings, Inc., Class A*	10,275	94,530
Overstock.com, Inc.* (a)	2,688	102,413

		499,627

Internet Software & Services 0.4%
Blucora, Inc.*	8,815	229,190
BroadVision, Inc.*	530	1,192
Cars.com, Inc.*	8,846	251,934
DHI Group, Inc.*	350	490
Liquidity Services, Inc.*	7,122	45,937
Marchex, Inc., Class B	5,787	16,088
Meet Group, Inc. (The)*	13,286	31,621
QuinStreet, Inc.*	4,905	55,132
Qumu Corp.*	1,201	2,210
Reis, Inc.	561	11,781
TechTarget, Inc.*	2,129	44,389
XO Group, Inc.*	3,901	84,574

		774,538

IT Services 1.2%
Acxiom Corp.*	13,651	354,653
Blackhawk Network Holdings, Inc.*	4,397	197,425
CACI International, Inc., Class A*	2,463	372,036
Cass Information Systems, Inc.	730	44,151
Computer Task Group, Inc.*	2,911	22,327
Convergys Corp.	14,251	332,903
Edgewater Technology, Inc.*	400	2,300
ManTech International Corp., Class A	4,865	287,473
Perficient, Inc.*	6,653	164,529
PRGX Global, Inc.*	1,900	18,620

94

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

IT Services (continued)
Sykes Enterprises, Inc.*	7,917	$227,693
Virtusa Corp.*	2,993	144,083

		2,168,193

Leisure Products 0.4%
Acushnet Holdings Corp.	6,474	156,412
Callaway Golf Co.	15,276	263,664
Clarus Corp.*	3,100	22,165
Escalade, Inc.	1,700	22,525
JAKKS Pacific, Inc.*	744	1,748
Johnson Outdoors, Inc., Class A	1,510	97,788
Nautilus, Inc.*	3,248	47,258
Vista Outdoor, Inc.*	7,134	119,495

		731,055

Life Sciences Tools & Services 0.2%
Harvard Bioscience, Inc.*	8,872	51,014
Luminex Corp.	5,758	122,933
Syneos Health, Inc.*	4,655	177,356

		351,303

Machinery 3.9%
Actuant Corp., Class A	5,567	131,103
AGCO Corp.	10,092	632,567
Alamo Group, Inc.	2,815	308,158
Albany International Corp., Class A	2,024	119,720
American Railcar Industries, Inc. (a)	3,321	126,032
Astec Industries, Inc.	4,281	237,852
Barnes Group, Inc.	5,334	296,197
Briggs & Stratton Corp.	7,426	133,891
Chart Industries, Inc.*	6,838	387,988
CIRCOR International, Inc.	1,686	71,436
Colfax Corp.*	15,212	471,724
Columbus McKinnon Corp.	3,789	135,949
DMC Global, Inc.	1,833	70,937
Eastern Co. (The)	399	11,332
EnPro Industries, Inc.	200	15,030
ESCO Technologies, Inc.	3,963	221,333
Federal Signal Corp.	7,769	168,276
Franklin Electric Co., Inc.	4,164	170,724
FreightCar America, Inc.	2,266	31,588
Gencor Industries, Inc.*	1,501	23,340
Gorman-Rupp Co. (The)	3,700	116,476
Graham Corp.	1,887	40,721
Greenbrier Cos., Inc. (The) (a)	4,576	200,658
Hardinge, Inc.	3,600	66,024
Hurco Cos., Inc.	1,343	59,361
Hyster-Yale Materials Handling, Inc.	1,542	109,790
ITT, Inc.	4,491	219,565
Kadant, Inc.	653	60,239
Kennametal, Inc.	1,987	72,426
LB Foster Co., Class A*	2,592	61,042
LS Starrett Co. (The), Class A	690	4,209
Lydall, Inc.*	1,818	81,083
Manitowoc Co., Inc. (The)*	4,921	121,303
Milacron Holdings Corp.*	2,528	45,580
Miller Industries, Inc.	3,399	84,125
NN, Inc.	6,648	134,954
Oshkosh Corp.	2,264	163,370
Perma-Pipe International Holdings, Inc.*	700	6,335

Common Stocks (continued)

	Shares	Value

Machinery (continued)
Rexnord Corp.*	9,118	$250,836
Spartan Motors, Inc.	6,355	113,437
SPX FLOW, Inc.*	1,100	49,500
Standex International Corp.	200	19,390
Timken Co. (The)	2,289	97,855
Titan International, Inc.	10,236	105,431
Trinity Industries, Inc.	23,688	754,937
Twin Disc, Inc.*	800	17,664
Wabash National Corp.	7,650	153,459
Watts Water Technologies, Inc., Class A	1,608	119,796
Woodward, Inc.	272	19,568

		7,114,311

Marine 0.6%
Costamare, Inc. (a)	16,158	109,713
Eagle Bulk Shipping, Inc.*	3,855	19,506
Genco Shipping & Trading Ltd.*	891	14,256
Golden Ocean Group Ltd.	4,045	32,683
Kirby Corp.*	8,387	715,411
Matson, Inc.	5,577	163,016
Scorpio Bulkers, Inc.	6,481	49,580

		1,104,165

Media 1.2%
AH Belo Corp., Class A	5,287	29,607
AMC Entertainment Holdings, Inc., Class A (a)	8,355	145,795
Ballantyne Strong, Inc.*	3,325	15,794
Cinemark Holdings, Inc.	1,649	64,591
Entercom Communications Corp., Class A	1,497	15,194
Entravision Communications Corp., Class A	12,688	58,999
Eros International plc* (a)	1,900	20,330
EW Scripps Co. (The), Class A	11,366	126,504
Gannett Co., Inc.	14,836	143,464
Gray Television, Inc.*	11,439	129,261
IMAX Corp.*	482	11,182
John Wiley & Sons, Inc., Class A	1,931	127,349
Liberty Latin America Ltd., Class A*	1,562	28,741
Liberty Latin America Ltd., Class C*	2,748	49,629
Lions Gate Entertainment Corp., Class A	2,430	60,483
Lions Gate Entertainment Corp., Class B	2,878	66,251
Meredith Corp.	5,590	289,562
New Media Investment Group, Inc.	9,422	156,217
Nexstar Media Group, Inc., Class A	1,699	105,763
Reading International, Inc., Class A*	3,433	52,628
Saga Communications, Inc., Class A	533	19,774
Salem Media Group, Inc.	4,000	12,600
Scholastic Corp.	4,995	206,793
Sinclair Broadcast Group, Inc., Class A	694	19,675
TEGNA, Inc.	8,468	89,507
Townsquare Media, Inc., Class A	2,500	19,050
Tribune Media Co., Class A	2,121	80,153

		2,144,896

Metals & Mining 1.9%
Ampco-Pittsburgh Corp.*	2,015	19,848
Carpenter Technology Corp.	8,371	445,839
Coeur Mining, Inc.*	7,245	54,845
Commercial Metals Co.	16,768	352,296
Friedman Industries, Inc.	1,708	10,504

95

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Metals & Mining (continued)
Gold Resource Corp.	2,355	$11,940
Haynes International, Inc.	3,002	125,514
Hecla Mining Co.	73,745	282,443
Kaiser Aluminum Corp.	193	19,018
Materion Corp.	4,366	221,575
Olympic Steel, Inc.	2,883	67,606
Reliance Steel & Aluminum Co.	11,282	991,913
Schnitzer Steel Industries, Inc., Class A	6,789	199,936
SunCoke Energy, Inc.*	13,204	151,714
Synalloy Corp.	400	6,900
TimkenSteel Corp.*	10,405	174,700
United States Steel Corp.	9,329	315,600
Universal Stainless & Alloy Products, Inc.*	2,462	72,235

		3,524,426

Multiline Retail 1.1%
Dillard’s, Inc., Class A (a)	5,244	390,940
Fred’s, Inc., Class A (a)	9,105	21,806
JC Penney Co., Inc.* (a)	23,712	69,002
Kohl’s Corp.	13,267	824,146
Macy’s, Inc.	22,025	684,317
Tuesday Morning Corp.*	7,030	24,957

		2,015,168

Oil, Gas & Consumable Fuels 7.5%
Abraxas Petroleum Corp.*	5,101	14,589
Adams Resources & Energy, Inc.	928	42,502
Antero Resources Corp.*	44,587	847,153
Arch Coal, Inc., Class A	2,839	229,476
Ardmore Shipping Corp.*	4,393	35,144
Bonanza Creek Energy, Inc.*	2,516	76,310
Callon Petroleum Co.*	27,428	381,523
Carrizo Oil & Gas, Inc.*	3,604	72,332
Clean Energy Fuels Corp.*	22,189	35,724
Cloud Peak Energy, Inc.*	12,663	40,395
CNX Resources Corp.*	31,368	466,128
CONSOL Energy, Inc.*	3,921	123,315
Contango Oil & Gas Co.*	5,570	20,776
CVR Energy, Inc. (a)	3,158	108,951
Delek US Energy, Inc.	12,499	592,078
Denbury Resources, Inc.*	31,751	104,461
DHT Holdings, Inc.	10,879	39,491
Dorian LPG Ltd.*	12,618	90,723
Eclipse Resources Corp.*	27,639	36,760
EnLink Midstream LLC	13,271	197,074
EP Energy Corp., Class A* (a)	5,079	9,345
Extraction Oil & Gas, Inc.* (a)	6,057	85,525
GasLog Ltd.	5,428	91,462
Gener8 Maritime, Inc.*	3,131	18,035
Green Plains, Inc.	9,053	168,386
Gulfport Energy Corp.*	21,856	203,261
Halcon Resources Corp.* (a)	13,727	73,714
Hallador Energy Co.	7,101	46,441
HighPoint Resources Corp.*	16,396	113,296
HollyFrontier Corp.	20,468	1,242,203
International Seaways, Inc.*	2,698	54,311
Jones Energy, Inc., Class A* (a)	1,359	895
Kosmos Energy Ltd.*	5,119	36,038
Midstates Petroleum Co., Inc.*	1,497	20,943
Murphy Oil Corp.	26,759	805,713
NACCO Industries, Inc., Class A	939	34,602

Common Stocks (continued)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc.*	34,661	$382,311
Overseas Shipholding Group, Inc., Class A*	10,848	40,463
Pacific Ethanol, Inc.*	8,749	30,622
Panhandle Oil and Gas, Inc., Class A	1,332	25,907
Par Pacific Holdings, Inc.*	3,365	56,768
PBF Energy, Inc., Class A	18,551	711,060
PDC Energy, Inc.*	9,834	526,512
Peabody Energy Corp.	11,511	424,180
Penn Virginia Corp.*	1,473	68,377
QEP Resources, Inc.*	32,096	390,929
Range Resources Corp. (a)	16,955	234,827
Renewable Energy Group, Inc.*	9,795	126,356
REX American Resources Corp.*	783	58,553
Ring Energy, Inc.*	5,773	96,525
RSP Permian, Inc.*	20,810	1,032,384
SandRidge Energy, Inc.*	2,940	42,748
Scorpio Tankers, Inc. (a)	34,437	91,602
SemGroup Corp., Class A	11,529	289,954
Ship Finance International Ltd.	8,695	123,904
SilverBow Resources, Inc.*	479	14,681
SM Energy Co.	15,170	363,322
SRC Energy, Inc.*	29,756	328,506
Stone Energy Corp.*	1,593	56,711
Teekay Tankers Ltd., Class A (a)	13,319	15,317
Whiting Petroleum Corp.*	12,979	529,803
World Fuel Services Corp.	8,523	182,989
WPX Energy, Inc.*	42,599	728,017

		13,532,403

Paper & Forest Products 1.1%
Boise Cascade Co.	5,347	222,435
Clearwater Paper Corp.*	2,391	56,547
Domtar Corp.	9,979	438,078
KapStone Paper and Packaging Corp.	12,967	446,324
Louisiana-Pacific Corp.	5,494	155,645
Mercer International, Inc.	14,400	192,960
PH Glatfelter Co.	5,201	108,649
Resolute Forest Products, Inc.*	17,540	173,646
Schweitzer-Mauduit International, Inc.	3,833	149,602
Verso Corp., Class A*	3,380	61,043

		2,004,929

Personal Products 0.0%†
Inter Parfums, Inc.	1,604	82,125
Mannatech, Inc.	180	3,591

		85,716

Pharmaceuticals 0.4%
Amphastar Pharmaceuticals, Inc.*	7,923	151,250
ANI Pharmaceuticals, Inc.*	543	32,227
Cumberland Pharmaceuticals, Inc.*	3,851	24,993
Depomed, Inc.*	7,526	47,263
Endo International plc*	25,652	146,986
Intra-Cellular Therapies, Inc.*	2,204	38,394
Mallinckrodt plc* (a)	8,984	116,792
Prestige Brands Holdings, Inc.*	1,849	54,434
Taro Pharmaceutical Industries Ltd.*	169	17,235
Tetraphase Pharmaceuticals, Inc.*	3,410	10,980

		640,554

96

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Professional Services 1.6%
Acacia Research Corp.*	12,146	$44,333
ASGN, Inc.*	1,232	99,336
CBIZ, Inc.*	11,122	206,869
CRA International, Inc.	2,000	112,940
Franklin Covey Co.*	2,553	62,293
FTI Consulting, Inc.*	5,744	335,450
GP Strategies Corp.*	1,197	24,957
Heidrick & Struggles International, Inc.	3,526	132,754
Hill International, Inc.*	2,901	15,375
Hudson Global, Inc.*	3,050	5,734
Huron Consulting Group, Inc.*	2,810	105,234
ICF International, Inc.	3,777	253,437
Kelly Services, Inc., Class A	7,123	208,419
Korn/Ferry International	8,019	428,696
ManpowerGroup, Inc.	1,612	154,301
Mistras Group, Inc.*	4,648	90,497
Navigant Consulting, Inc.*	9,806	209,750
RCM Technologies, Inc.	400	2,080
Resources Connection, Inc.	9,111	142,587
RPX Corp.	9,996	108,257
TrueBlue, Inc.*	4,454	118,699

		2,861,998

Real Estate Management & Development 0.5%
Consolidated-Tomoka Land Co.	732	45,033
Forestar Group, Inc.*	940	20,492
FRP Holdings, Inc.*	468	26,910
Griffin Industrial Realty, Inc.	535	19,848
Jones Lang LaSalle, Inc.	207	35,089
Kennedy-Wilson Holdings, Inc.	2,798	53,022
Rafael Holdings, Inc., Class B*	2,237	18,343
RE/MAX Holdings, Inc., Class A	1,915	103,697
Realogy Holdings Corp.	17,910	444,347
Tejon Ranch Co.*	3,720	90,508

		857,289

Road & Rail 1.8%
AMERCO	2,067	697,654
ArcBest Corp.	4,535	145,573
Covenant Transportation Group, Inc., Class A*	3,493	96,931
Genesee & Wyoming, Inc., Class A*	9,551	680,031
Hertz Global Holdings, Inc.* (a)	6,839	149,774
Marten Transport Ltd.	12,332	240,474
PAM Transportation Services, Inc.*	559	20,118
Patriot Transportation Holding, Inc.*	156	2,824
Roadrunner Transportation Systems, Inc.*	9,144	19,660
Ryder System, Inc.	7,508	506,264
Saia, Inc.*	2,915	192,536
Schneider National, Inc., Class B (a)	1,347	35,938
USA Truck, Inc.*	1,450	34,844
Werner Enterprises, Inc.	10,074	345,538

		3,168,159

Semiconductors & Semiconductor Equipment 1.7%
Alpha & Omega Semiconductor Ltd.*	3,313	50,225
Amkor Technology, Inc.*	39,407	326,290
Amtech Systems, Inc.*	2,835	19,647
Axcelis Technologies, Inc.*	3,847	84,634
AXT, Inc.*	7,813	45,706
Brooks Automation, Inc.	4,736	117,832

Common Stocks (continued)

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc.	5,275	$112,885
Cree, Inc.*	13,618	508,224
CyberOptics Corp.* (a)	1,654	25,223
Diodes, Inc.*	8,887	253,724
FormFactor, Inc.*	2,768	31,763
GSI Technology, Inc.*	2,857	20,942
Ichor Holdings Ltd.* (a)	1,024	22,630
inTEST Corp.*	3,095	22,284
Kulicke & Soffa Industries, Inc.*	11,719	268,248
Nanometrics, Inc.*	5,018	124,547
NeoPhotonics Corp.* (a)	9,705	49,884
PDF Solutions, Inc.*	5,490	61,213
Photronics, Inc.*	12,094	92,519
Rambus, Inc.*	13,270	179,145
Rudolph Technologies, Inc.*	6,606	167,462
Sigma Designs, Inc.*	8,961	56,454
Synaptics, Inc.*	2,011	87,519
Ultra Clean Holdings, Inc.*	6,312	110,523
Veeco Instruments, Inc.*	6,781	104,766
Xcerra Corp.*	9,497	114,724

		3,059,013

Software 0.5%
Aware, Inc.*	1,965	7,663
BSQUARE Corp.*	700	3,150
MicroStrategy, Inc., Class A*	400	50,984
Monotype Imaging Holdings, Inc.	1,244	27,554
RealNetworks, Inc.*	2,449	8,743
Rubicon Project, Inc. (The)*	3,000	6,540
Seachange International, Inc.*	5,075	15,986
Synchronoss Technologies, Inc.*	4,983	55,810
TiVo Corp.	27,371	387,300
VASCO Data Security International, Inc.*	5,924	91,822
Verint Systems, Inc.*	4,579	192,776

		848,328

Specialty Retail 3.6%
Aaron’s, Inc.	8,052	336,332
Abercrombie & Fitch Co., Class A	10,614	271,931
American Eagle Outfitters, Inc.	28,190	582,969
America’s Car-Mart, Inc.*	2,065	110,064
Ascena Retail Group, Inc.*	28,140	62,471
At Home Group, Inc.*	1,823	64,151
AutoNation, Inc.*	12,490	576,913
Barnes & Noble Education, Inc.*	9,518	68,434
Barnes & Noble, Inc.	14,795	82,112
Bed Bath & Beyond, Inc.	10,596	185,006
Big 5 Sporting Goods Corp. (a)	1,914	16,078
Boot Barn Holdings, Inc.*	3,908	76,480
Build-A-Bear Workshop, Inc.*	3,938	35,836
Caleres, Inc.	6,256	204,759
Cato Corp. (The), Class A	3,177	51,499
Chico’s FAS, Inc.	15,371	152,634
Christopher & Banks Corp.*	6,160	6,530
Citi Trends, Inc.	2,575	78,872
Conn’s, Inc.* (a)	300	7,650
Destination XL Group, Inc.*	1,161	1,974
Dick’s Sporting Goods, Inc.	1,212	40,105
DSW, Inc., Class A	12,693	283,054
Express, Inc.*	10,468	82,069
Finish Line, Inc. (The), Class A	4,460	60,522

97

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Specialty Retail (continued)
Foot Locker, Inc.	955	$41,141
GameStop Corp., Class A (a)	15,591	212,817
Genesco, Inc.*	3,198	136,715
Group 1 Automotive, Inc.	3,102	202,716
Guess?, Inc.	11,998	279,433
Haverty Furniture Cos., Inc.	3,162	57,390
Hibbett Sports, Inc.*	3,975	108,120
Kirkland’s, Inc.*	2,678	28,360
Lithia Motors, Inc., Class A	2,584	247,702
MarineMax, Inc.*	6,233	134,633
Monro, Inc. (a)	1,827	102,221
New York & Co., Inc.*	7,295	28,669
Office Depot, Inc.	64,332	147,320
Party City Holdco, Inc.* (a)	4,007	63,110
Penske Automotive Group, Inc.	10,160	458,216
Pier 1 Imports, Inc.	17,911	39,942
Shoe Carnival, Inc.	3,145	76,644
Signet Jewelers Ltd.	7,856	305,441
Sonic Automotive, Inc., Class A	4,342	85,972
Stage Stores, Inc. (a)	3,860	11,233
Tandy Leather Factory, Inc.*	1,309	9,687
Tilly’s, Inc., Class A	2,890	32,397
Trans World Entertainment Corp.*	2,150	2,688
TravelCenters of America LLC*	2,265	8,267
Urban Outfitters, Inc.*	4,152	167,201
Vitamin Shoppe, Inc.*	3,466	17,157
Zumiez, Inc.*	6,111	142,997

		6,586,634

Technology Hardware, Storage & Peripherals 0.6%
AstroNova, Inc.	765	13,655
Cray, Inc.*	4,936	117,723
Electronics For Imaging, Inc.*	6,468	179,164
Intevac, Inc.*	3,894	25,506
Stratasys Ltd.* (a)	8,324	159,571
Super Micro Computer, Inc.*	8,668	153,424
TransAct Technologies, Inc.	1,096	13,371
Xerox Corp.	10,754	338,213

		1,000,627

Textiles, Apparel & Luxury Goods 0.8%
Cherokee, Inc.*	1,142	823
Crocs, Inc.*	7,979	126,068
Culp, Inc.	2,016	59,573
Deckers Outdoor Corp.*	4,290	400,085
Delta Apparel, Inc.*	158	2,858
Fossil Group, Inc.*	1,915	28,629
G-III Apparel Group Ltd.*	5,927	216,276
Lakeland Industries, Inc.*	1,538	19,917
Movado Group, Inc.	3,380	133,341
Oxford Industries, Inc.	1,080	83,203
Perry Ellis International, Inc.*	3,423	88,827
Rocky Brands, Inc.	1,932	46,078
Sequential Brands Group, Inc.*	9,001	17,372
Skechers U.S.A., Inc., Class A*	1,399	39,872
Steven Madden Ltd.	522	25,187
Superior Uniform Group, Inc.	1,724	46,238
Unifi, Inc.*	2,451	72,574
Vera Bradley, Inc.*	6,088	69,282

		1,476,203

Common Stocks (continued)

	Shares	Value

Thrifts & Mortgage Finance 2.8%
Atlantic Coast Financial Corp.*	235	$2,381
BankFinancial Corp.	3,508	59,390
Beneficial Bancorp, Inc.	11,323	179,470
Capitol Federal Financial, Inc.	20,599	256,870
Charter Financial Corp.	2,204	51,265
Dime Community Bancshares, Inc.	7,053	139,297
ESSA Bancorp, Inc.	1,116	16,316
Federal Agricultural Mortgage Corp., Class C	1,904	162,811
First Defiance Financial Corp.	1,726	102,973
First Place Financial Corp.* (b)(c)(d)	367	0
Flagstar Bancorp, Inc.*	8,942	308,946
FS Bancorp, Inc.	194	11,171
Hingham Institution for Savings	29	5,916
Home Bancorp, Inc.	983	42,613
HomeStreet, Inc.*	4,550	116,025
HopFed Bancorp, Inc.	12	180
Kearny Financial Corp.	18,478	259,616
Malvern Bancorp, Inc.*	490	12,470
Meridian Bancorp, Inc.	6,397	120,903
Meta Financial Group, Inc.	1,002	111,372
Nationstar Mortgage Holdings, Inc.*	4,558	82,135
New York Community Bancorp, Inc.	53,986	641,354
NMI Holdings, Inc., Class A*	9,977	138,181
Northeast Community Bancorp, Inc.	300	3,015
Northfield Bancorp, Inc.	10,839	171,690
Northwest Bancshares, Inc.	15,617	259,242
OceanFirst Financial Corp.	5,197	140,215
Ocwen Financial Corp.* (a)	19,045	77,323
Oritani Financial Corp.	8,569	131,106
PHH Corp.*	9,562	101,453
Provident Financial Holdings, Inc.	1,703	31,250
Provident Financial Services, Inc.	10,908	284,917
Radian Group, Inc.	796	11,383
Riverview Bancorp, Inc.	5,811	54,565
SI Financial Group, Inc.	1,087	15,544
Southern Missouri Bancorp, Inc.	598	20,870
Territorial Bancorp, Inc.	1,453	44,229
Timberland Bancorp, Inc.	690	22,528
TrustCo Bank Corp.	11,491	98,248
United Community Financial Corp.	10,202	103,346
United Financial Bancorp, Inc.	9,052	149,630
Walker & Dunlop, Inc.	859	49,057
Washington Federal, Inc.	7,833	248,698
Waterstone Financial, Inc.	5,437	93,245
Western New England Bancorp, Inc.	4,598	49,658
WSFS Financial Corp.	2,800	140,280

		5,123,147

Tobacco 0.1%
Alliance One International, Inc.*	2,540	53,086
Universal Corp.	4,260	200,433

		253,519

Trading Companies & Distributors 2.2%
Air Lease Corp.	23,606	984,134
Aircastle Ltd.	15,436	302,546
Beacon Roofing Supply, Inc.*	2,071	101,376
BMC Stock Holdings, Inc.*	8,076	139,311
CAI International, Inc.*	4,934	110,916
DXP Enterprises, Inc.*	2,900	105,270

98

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Trading Companies & Distributors (continued)
GATX Corp. (a)	5,511	$359,538
Houston Wire & Cable Co.*	5,159	37,145
Kaman Corp.	3,780	229,219
Lawson Products, Inc.*	1,501	34,748
Nexeo Solutions, Inc.* (a)	1,122	11,433
NOW, Inc.* (a)	17,901	217,139
Rush Enterprises, Inc., Class A*	6,135	250,492
Textainer Group Holdings Ltd.*	1,100	18,920
Titan Machinery, Inc.*	5,779	111,650
Triton International Ltd.	11,690	362,507
Veritiv Corp.*	3,125	118,906
WESCO International, Inc.*	7,520	447,816
Willis Lease Finance Corp.*	606	19,804

		3,962,870

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	17,776	179,538

Water Utilities 0.0%†
Consolidated Water Co. Ltd.	4,041	57,180

Wireless Telecommunication Services 0.3%
Spok Holdings, Inc.	5,414	80,669
Telephone & Data Systems, Inc.	15,174	414,705
United States Cellular Corp.*	3,403	134,657

		630,031

Total Common Stocks (cost $154,271,393)		180,077,472

Rights 0.0%†

	Number of Rights

Diversified Financial Services 0.0%†
NewStar Financial, Inc., CVR* (b)(c)	8,788	4,330

Electronic Equipment, Instruments & Components 0.0%†
Gerber Scientific, Inc., CVR* (b)(c)(d)	4,000	0

Media 0.0%†
Media General, Inc., CVR* (b)(c)(d)	5,993	0

Total Rights (cost $9,239)		4,330

Short-Term Investment 0.2%

	Shares

Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (e)(f)	427,331	427,331

Total Short-Term Investment (cost $427,331)		427,331

Repurchase Agreement 3.3%

	Principal Amount	Value

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $5,936,639, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $6,055,088. (f)(g)	$5,936,361	$5,936,361

Total Repurchase Agreement (cost $5,936,361)		5,936,361

Total Investments (cost $160,644,324) — 103.0%		186,445,494

Liabilities in excess of other assets — (3.0)%		(5,458,303)

NET ASSETS — 100.0%		$180,987,191

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $6,168,559, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $427,331 and $5,936,361, respectively, and by $67,430 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.38%, and maturity dates ranging from 7/19/2018 - 5/15/2046; a total value of $6,431,122.

(b)	Fair valued security.

(c)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).

(d)	Value determined using significant unobservable inputs.

(e)	Represents 7-day effective yield as of April 30, 2018.

(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $6,363,692.

(g)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

99

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund
Assets:
Investment securities, at value* (cost $154,707,963)	$180,509,133
Repurchase agreement, at value (cost $5,936,361)	5,936,361
Cash	683,017
Interest and dividends receivable	47,753
Security lending income receivable	6,654
Receivable for investments sold	544,162
Receivable for capital shares issued	125,071
Prepaid expenses	29,517

Total Assets	187,881,668

Liabilities:
Payable for investments purchased	289,629
Payable for capital shares redeemed	27,623
Payable upon return of securities loaned (Note 2)	6,363,692
Accrued expenses and other payables:
Investment advisory fees	125,802
Fund administration fees	17,019
Distribution fees	3,482
Administrative servicing fees	36,028
Accounting and transfer agent fees	2,719
Trustee fees	233
Custodian fees	1,080
Compliance program costs (Note 3)	114
Professional fees	17,037
Printing fees	6,928
Other	3,091

Total Liabilities	6,894,477

Net Assets	$180,987,191

Represented by:
Capital	$148,029,766
Accumulated undistributed net investment income	155,097
Accumulated net realized gains from investment securities	7,001,158
Net unrealized appreciation/(depreciation) in investment securities	25,801,170

Net Assets	$180,987,191

Net Assets:
Class A Shares	$6,143,048
Class C Shares	2,615,957
Class R6 Shares	7,477,579
Institutional Service Class Shares	164,750,607

Total	$180,987,191

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	462,528
Class C Shares	212,360
Class R6 Shares	548,494
Institutional Service Class Shares	12,303,289

Total	13,526,671

*	Includes value of securities on loan of $6,168,559 (Note 2).

100

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$13.28
Class C Shares (b)	$12.32
Class R6 Shares	$13.63
Institutional Service Class Shares	$13.39
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.09

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

101

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$1,533,425
Income from securities lending (Note 2)	56,773
Interest income	3,598
Foreign tax withholding	(998)

Total Income	1,592,798

EXPENSES:
Investment advisory fees	767,703
Fund administration fees	60,463
Distribution fees Class A	8,544
Distribution fees Class C	14,228
Administrative servicing fees Class A	3,417
Administrative servicing fees Class C	1,472
Administrative servicing fees Institutional Service Class	194,039
Registration and filing fees	25,031
Professional fees	19,385
Printing fees	7,127
Trustee fees	2,668
Custodian fees	4,108
Accounting and transfer agent fees	7,547
Compliance program costs (Note 3)	381
Other	4,732

Total Expenses	1,120,845

NET INVESTMENT INCOME	471,953

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities	6,891,132
Net change in unrealized appreciation/depreciation in the value of investment securities	(5,068,638)

Net realized/unrealized gains	1,822,494

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,294,447

The accompanying notes are an integral part of these financial statements.

102

Statements of Changes in Net Assets

	Nationwide U.S. Small Cap Value Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$471,953	$276,529
Net realized gains	6,891,132	17,018,385
Net change in unrealized appreciation/depreciation	(5,068,638)	18,166,402

Change in net assets resulting from operations	2,294,447	35,461,316

Distributions to Shareholders From:
Net investment income:
Class A	–	(13,316)
Class C	–	–
Class R6 (a)	(17,932)	(21,999)
Institutional Service Class	(253,350)	(300,779)
Net realized gains:
Class A	(681,168)	(419,351)
Class C	(293,459)	(116,857)
Class R6 (a)	(443,970)	(215,176)
Institutional Service Class	(15,661,354)	(6,226,366)

Change in net assets from shareholder distributions	(17,351,233)	(7,313,844)

Change in net assets from capital transactions	14,015,095	(7,029,307)

Change in net assets	(1,041,691)	21,118,165

Net Assets:
Beginning of period	182,028,882	160,910,717

End of period	$180,987,191	$182,028,882

Accumulated undistributed (distributions in excess of) net investment income at end of period	$155,097	$(45,574)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$503,171	$3,545,586
Dividends reinvested	504,765	347,133
Cost of shares redeemed	(1,769,047)	(5,540,722)

Total Class A Shares	(761,111)	(1,648,003)

Class C Shares
Proceeds from shares issued	58,391	786,319
Dividends reinvested	257,321	95,773
Cost of shares redeemed	(419,019)	(822,194)

Total Class C Shares	(103,307)	59,898

Class R6 Shares (a)
Proceeds from shares issued	3,247,186	1,593,183
Dividends reinvested	461,902	235,313
Cost of shares redeemed	(704,690)	(2,616,378)

Total Class R6 Shares	3,004,398	(787,882)

103

Statements of Changes in Net Assets (Continued)

	Nationwide U.S. Small Cap Value Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$12,111,035	$49,989,919
Dividends reinvested	15,746,820	6,106,709
Cost of shares redeemed	(15,982,740)	(60,749,948)

Total Institutional Service Class Shares	11,875,115	(4,653,320)

Change in net assets from capital transactions	$14,015,095	$(7,029,307)

SHARE TRANSACTIONS:
Class A Shares
Issued	36,636	261,027
Reinvested	37,418	25,010
Redeemed	(129,116)	(404,822)

Total Class A Shares	(55,062)	(118,785)

Class C Shares
Issued	4,586	60,210
Reinvested	20,504	7,311
Redeemed	(33,105)	(63,305)

Total Class C Shares	(8,015)	4,216

Class R6 Shares (a)
Issued	234,544	112,919
Reinvested	33,399	16,571
Redeemed	(49,872)	(187,297)

Total Class R6 Shares	218,071	(57,807)

Institutional Service Class Shares
Issued	870,034	3,619,382
Reinvested	1,157,854	436,817
Redeemed	(1,151,945)	(4,405,212)

Total Institutional Service Class Shares	875,943	(349,013)

Total change in shares	1,030,937	(521,389)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

104

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide U.S. Small Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to AverageNet Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$14.46	0.03	0.15	0.18	–	(1.36)	(1.36)	$13.28	1.13%		$6,143,048	1.33%	0.42%		1.33%	10.55%
Year Ended October 31, 2017	$12.28	0.01	2.75	2.76	(0.02)	(0.56)	(0.58)	$14.46	22.67%		$7,485,527	1.38%	0.04%		1.38%	38.77%
Year Ended October 31, 2016	$13.01	0.02	0.36	0.38	(0.03)	(1.08)	(1.11)	$12.28	3.63%		$7,814,616	1.44%	0.19%		1.44%	27.10%
Year Ended October 31, 2015	$15.24	0.02	(0.38)	(0.36)	(0.01)	(1.86)	(1.87)	$13.01	(1.95%	)	$11,767,447	1.46%	0.17%		1.47%	26.93%
Year Ended October 31, 2014	$14.86	(0.03)	1.19	1.16	–	(0.78)	(0.78)	$15.24	7.99%		$15,415,654	1.42%	(0.22%	)	1.46%	23.65%
Year Ended October 31, 2013	$11.02	–	4.12	4.12	(0.07)	(0.21)	(0.28)	$14.86	38.22%		$14,048,236	1.39%	–		1.44%	19.48%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$13.56	(0.02)	0.14	0.12	–	(1.36)	(1.36)	$12.32	0.74%		$2,615,957	2.09%	(0.33%	)	2.09%	10.55%
Year Ended October 31, 2017	$11.61	(0.09)	2.60	2.51	–	(0.56)	(0.56)	$13.56	21.80%		$2,987,496	2.13%	(0.71%	)	2.13%	38.77%
Year Ended October 31, 2016	$12.42	(0.07)	0.34	0.27	–	(1.08)	(1.08)	$11.61	2.81%		$2,509,825	2.20%	(0.59%	)	2.20%	27.10%
Year Ended October 31, 2015	$14.73	(0.07)	(0.38)	(0.45)	–	(1.86)	(1.86)	$12.42	(2.70%	)	$3,224,309	2.19%	(0.57%	)	2.20%	26.93%
Year Ended October 31, 2014	$14.48	(0.14)	1.17	1.03	–	(0.78)	(0.78)	$14.73	7.27%		$4,059,732	2.16%	(0.97%	)	2.19%	23.65%
Year Ended October 31, 2013	$10.75	(0.06)	4.00	3.94	–	(0.21)	(0.21)	$14.48	37.31%		$2,407,598	2.09%	(0.48%	)	2.14%	19.48%

Class R6 Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$14.84	0.05	0.16	0.21	(0.06)	(1.36)	(1.42)	$13.63	1.28%		$7,477,579	0.98%	0.69%		0.98%	10.55%
Year Ended October 31, 2017	$12.58	0.06	2.82	2.88	(0.06)	(0.56)	(0.62)	$14.84	23.11%		$4,903,712	1.03%	0.39%		1.03%	38.77%
Year Ended October 31, 2016	$13.28	0.06	0.37	0.43	(0.05)	(1.08)	(1.13)	$12.58	3.99%		$4,883,788	1.09%	0.50%		1.09%	27.10%
Year Ended October 31, 2015	$15.50	0.07	(0.39)	(0.32)	(0.04)	(1.86)	(1.90)	$13.28	(1.64%	)	$3,942,243	1.09%	0.50%		1.09%	26.93%
Year Ended October 31, 2014	$15.05	0.02	1.21	1.23	–	(0.78)	(0.78)	$15.50	8.38%		$2,486,527	1.09%	0.10%		1.13%	23.65%
Year Ended October 31, 2013	$11.15	0.02	4.19	4.21	(0.10)	(0.21)	(0.31)	$15.05	38.68%		$1,988,395	1.09%	0.16%		1.13%	19.48%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$14.58	0.04	0.15	0.19	(0.02)	(1.36)	(1.38)	$13.39	1.20%		$164,750,607	1.22%	0.53%		1.22%	10.55%
Year Ended October 31, 2017	$12.37	0.02	2.78	2.80	(0.03)	(0.56)	(0.59)	$14.58	22.83%		$166,652,147	1.25%	0.16%		1.25%	38.77%
Year Ended October 31, 2016	$13.10	0.03	0.36	0.39	(0.04)	(1.08)	(1.12)	$12.37	3.66%		$145,702,488	1.34%	0.25%		1.34%	27.10%
Year Ended October 31, 2015	$15.32	0.04	(0.39)	(0.35)	(0.01)	(1.86)	(1.87)	$13.10	(1.82%	)	$128,228,157	1.34%	0.27%		1.34%	26.93%
Year Ended October 31, 2014	$14.92	(0.02)	1.20	1.18	–	(0.78)	(0.78)	$15.32	8.10%		$134,292,405	1.34%	(0.15%	)	1.37%	23.65%
Year Ended October 31, 2013	$11.06	0.05	4.09	4.14	(0.07)	(0.21)	(0.28)	$14.92	38.31%		$134,003,167	1.34%	0.37%		1.40%	19.48%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

105

Fund Overview	Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)

Asset Allocation†

Common Stocks	96.1%
Short-Term Investment	0.6%
Other assets in excess of liabilities	3.3%
100.0%

Top Industries††

Commercial Services & Supplies	13.9%
IT Services	9.8%
Electrical Equipment	9.4%
Software	8.9%
Real Estate Management & Development	7.6%
Machinery	6.7%
Specialty Retail	5.1%
Internet Software & Services	4.6%
Insurance	4.1%
Health Care Equipment & Supplies	4.0%
Other Industries	25.9%
100.0%

Top Holdings††

UniFirst Corp.	6.3%
Jones Lang LaSalle, Inc.	5.4%
Manhattan Associates, Inc.	5.4%
SP Plus Corp.	5.2%
America’s Car-Mart, Inc.	5.1%
Cass Information Systems, Inc.	4.9%
MAXIMUS, Inc.	4.9%
EnerSys	4.7%
Thermon Group Holdings, Inc.	4.7%
NIC, Inc.	4.6%
Other Holdings	48.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

106

Shareholder Expense Example	Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund) April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	977.90	6.52	1.33
	Hypothetical	(a)(b)	1,000.00	1,018.20	6.66	1.33
Class C Shares	Actual	(a)	1,000.00	974.30	10.18	2.08
	Hypothetical	(a)(b)	1,000.00	1,014.48	10.39	2.08
Class R6 Shares	Actual	(a)	1,000.00	979.90	4.81	0.98
	Hypothetical	(a)(b)	1,000.00	1,019.93	4.91	0.98
Institutional Service Class Shares	Actual	(a)	1,000.00	979.20	5.25	1.07
	Hypothetical	(a)(b)	1,000.00	1,019.49	5.36	1.07

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

107

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)

Common Stocks 96.1%

	Shares	Value

Auto Components 1.9%
Dorman Products, Inc.*	38,905	$2,500,035

Capital Markets 2.8%
Virtus Investment Partners, Inc.	31,157	3,593,960

Commercial Services & Supplies 13.4%
SP Plus Corp.*	185,544	6,521,872
UniFirst Corp.	48,840	7,843,704
US Ecology, Inc.	54,225	2,890,192

		17,255,768

Construction & Engineering 3.7%
Dycom Industries, Inc.*	46,215	4,799,890

Electrical Equipment 9.1%
EnerSys	85,940	5,892,046
Thermon Group Holdings, Inc.*	255,767	5,828,930

		11,720,976

Electronic Equipment, Instruments & Components 2.6%
FLIR Systems, Inc.	63,715	3,411,938

Food Products 2.4%
J&J Snack Foods Corp.	8,705	1,196,154
John B Sanfilippo & Son, Inc.	32,425	1,844,658

		3,040,812

Health Care Equipment & Supplies 3.9%
Natus Medical, Inc.*	150,070	4,959,814

Health Care Providers & Services 3.5%
Addus HomeCare Corp.*	87,075	4,571,437

Insurance 4.0%
Brown & Brown, Inc.	188,600	5,135,578

Internet Software & Services 4.4%
NIC, Inc.	385,630	5,726,606

IT Services 9.5%
Cass Information Systems, Inc.	101,700	6,150,816
MAXIMUS, Inc.	89,445	6,049,165

		12,199,981

Machinery 6.5%
Gorman-Rupp Co. (The)	99,575	3,134,621
Graco, Inc.	38,810	1,707,252
Sun Hydraulics Corp.	71,515	3,473,483

		8,315,356

Media 1.0%
Hemisphere Media Group, Inc.*	120,655	1,315,140

Common Stocks (continued)

	Shares	Value

Real Estate Management & Development 7.4%
HFF, Inc., Class A	76,805	$2,698,928
Jones Lang LaSalle, Inc.	39,915	6,765,991

		9,464,919

Semiconductors & Semiconductor Equipment 2.9%
Cabot Microelectronics Corp.	36,490	3,701,911

Software 8.6%
Manhattan Associates, Inc.*	155,055	6,676,669
Monotype Imaging Holdings, Inc.	200,475	4,440,521

		11,117,190

Specialty Retail 5.0%
America’s Car-Mart, Inc.*	120,125	6,402,663

Trading Companies & Distributors 3.5%
WESCO International, Inc.*	75,895	4,519,547

Total Common Stocks (cost $122,627,838)		123,753,521

Short-Term Investment 0.6%
Money Market Fund 0.6%
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.89% (a)	739,341	739,563

Total Short-Term Investment (cost $739,527)		739,563

Total Investments (cost $123,367,365) — 96.7%		124,493,084

Other assets in excess of liabilities — 3.3%		4,192,135

NET ASSETS — 100.0%		$128,685,219

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

108

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)
Assets:
Investment securities, at value (cost $123,367,365)	$124,493,084
Interest and dividends receivable	28,128
Receivable for investments sold	10,266
Receivable for capital shares issued	54,046
Due from broker	4,500,057
Prepaid expenses	44,529

Total Assets	129,130,110

Liabilities:
Payable for capital shares redeemed	297,253
Accrued expenses and other payables:
Investment advisory fees	89,079
Fund administration fees	16,149
Distribution fees	10,769
Administrative servicing fees	7,991
Accounting and transfer agent fees	2,140
Trustee fees	287
Compliance program costs (Note 3)	141
Professional fees	15,979
Printing fees	2,102
Other	3,001

Total Liabilities	444,891

Net Assets	$128,685,219

Represented by:
Capital	$95,704,377
Accumulated distributions in excess of net investment loss	(207,053)
Accumulated net realized gains from investment securities and futures contracts	32,062,176
Net unrealized appreciation/(depreciation) in investment securities	1,125,719

Net Assets	$128,685,219

Net Assets:
Class A Shares	$15,615,090
Class C Shares	9,014,879
Class R6 Shares	48,592,580
Institutional Service Class Shares	55,462,670

Total	$128,685,219

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	431,900
Class C Shares	268,774
Class R6 Shares	1,307,468
Institutional Service Class Shares	1,496,222

Total	3,504,364

109

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$36.15
Class C Shares (b)	$33.54
Class R6 Shares	$37.17
Institutional Service Class Shares	$37.07
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$38.36

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

110

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)
INVESTMENT INCOME:
Dividend income	$698,631
Interest income	23,833
Income from securities lending (Note 2)	702

Total Income	723,166

EXPENSES:
Investment advisory fees	700,151
Fund administration fees	58,738
Distribution fees Class A	22,934
Distribution fees Class C	46,482
Administrative servicing fees Class A	9,174
Administrative servicing fees Class C	4,648
Administrative servicing fees Institutional Service Class	31,434
Registration and filing fees	28,924
Professional fees	18,383
Printing fees	11,296
Trustee fees	2,525
Custodian fees	3,169
Accounting and transfer agent fees	6,677
Compliance program costs (Note 3)	359
Other	4,347

Total expenses before fees waived	949,241

Investment advisory fees waived (Note 3)	(19,141)

Net Expenses	930,100

NET INVESTMENT LOSS	(206,934)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10)	32,252,614
Expiration or closing of futures contracts (Note 2)	(35,030)

Net realized gains	32,217,584

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	(34,513,463)
Futures contracts (Note 2)	(344)

Net change in unrealized appreciation/depreciation	(34,513,807)

Net realized/unrealized losses	(2,296,223)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,503,157)

The accompanying notes are an integral part of these financial statements.

111

Statements of Changes in Net Assets

	Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income/(loss)	$(206,934)	$386,021
Net realized gains	32,217,584	18,397,796
Net change in unrealized appreciation/depreciation	(34,513,807)	25,702,104

Change in net assets resulting from operations	(2,503,157)	44,485,921

Distributions to Shareholders From:
Net investment income:
Class A	(21,095)	–
Class C	(5,761)	–
Class R6 (a)	(125,076)	(81,885)
Institutional Service Class	(114,250)	(25,669)
Net realized gains:
Class A	(1,478,013)	(26,757)
Class C	(795,595)	(12,038)
Class R6 (a)	(6,628,938)	(104,744)
Institutional Service Class	(6,412,964)	(53,316)

Change in net assets from shareholder distributions	(15,581,692)	(304,409)

Change in net assets from capital transactions	(63,162,743)	32,668,600

Change in net assets	(81,247,592)	76,850,112

Net Assets:
Beginning of period	209,932,811	133,082,699

End of period	$128,685,219	$209,932,811

Accumulated undistributed (distributions in excess of) net investment income/(loss) at end of period	$(207,053)	$266,063

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,071,167	$4,888,685
Dividends reinvested	1,427,357	26,245
Cost of shares redeemed	(7,289,774)	(6,278,005)

Total Class A Shares	(4,791,250)	(1,363,075)

Class C Shares
Proceeds from shares issued	865,209	1,668,954
Dividends reinvested	621,266	9,552
Cost of shares redeemed	(1,276,774)	(1,824,591)

Total Class C Shares	209,701	(146,085)

Class R6 Shares (a)
Proceeds from shares issued	792,498	10,815,226
Dividends reinvested	3,550,768	61,161
Cost of shares redeemed	(35,928,773)	(18,303,191)

Total Class R6 Shares	(31,585,507)	(7,426,804)

112

Statements of Changes in Net Assets (Continued)

	Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$14,747,960	$63,670,911
Dividends reinvested	3,886,785	63,438
Cost of shares redeemed	(45,630,432)	(22,129,785)

Total Institutional Service Class Shares	(26,995,687)	41,604,564

Change in net assets from capital transactions	$(63,162,743)	$32,668,600

SHARE TRANSACTIONS:
Class A Shares
Issued	28,475	134,246
Reinvested	38,287	741
Redeemed	(192,212)	(175,360)

Total Class A Shares	(125,450)	(40,373)

Class C Shares
Issued	24,978	48,940
Reinvested	17,914	286
Redeemed	(36,684)	(53,598)

Total Class C Shares	6,208	(4,372)

Class R6 Shares (a)
Issued	19,964	291,375
Reinvested	92,782	1,682
Redeemed	(933,122)	(493,212)

Total Class R6 Shares	(820,376)	(200,155)

Institutional Service Class Shares
Issued	386,010	1,730,852
Reinvested	101,802	1,737
Redeemed	(1,190,889)	(606,540)

Total Institutional Service Class Shares	(703,077)	1,126,049

Total change in shares	(1,642,695)	881,149

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

113

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide WCM Focused Small Cap Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$40.13	(0.08)	(0.72)	(0.80)	(0.04)	(3.14)	–	(3.18)	$36.15	(2.21%	)	$15,615,090	1.33%	(0.45%	)	1.36%	125.19%
Year Ended October 31, 2017	$30.79	–	9.39	9.39	–	(0.05)	–	(0.05)	$40.13	30.50%		$22,366,548	1.37%	(0.01%	)	1.37%	95.99%
Year Ended October 31, 2016	$30.22	0.03	1.40	1.43	(0.03)	(0.82)	(0.01)	(0.86)	$30.79	4.94%		$18,401,857	1.45%	0.10%		1.45%	69.62%
Year Ended October 31, 2015	$30.10	(0.05)	0.17	0.12	–	–	–	–	$30.22	0.40%		$24,362,293	1.44%	(0.17%	)	1.44%	103.94%
Period Ended October 31, 2014 (h)	$28.36	(0.05)	1.79	1.74	–	–	–	–	$30.10	6.14%	(i)	$12,469,982	1.62%	(0.64%	)	1.66%	10.30%
Year Ended July 31, 2014	$25.02	(0.19)	3.53	3.34	–	–	–	–	$28.36	13.35%	(i)	$11,588,588	1.59%	(0.69%	)	1.62%	49.64%
Year Ended July 31, 2013	$19.00	(0.05)	6.07	6.02	–	–	–	–	$25.02	31.69%		$11,549,088	1.62%	(0.22%	)	1.80%	77.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$37.57	(0.21)	(0.66)	(0.87)	(0.02)	(3.14)	–	(3.16)	$33.54	(2.57%	)	$9,014,879	2.08%	(1.20%	)	2.11%	125.19%
Year Ended October 31, 2017	$29.04	(0.26)	8.84	8.58	–	(0.05)	–	(0.05)	$37.57	29.55%		$9,863,605	2.12%	(0.76%	)	2.12%	95.99%
Year Ended October 31, 2016	$28.73	(0.19)	1.32	1.13	–	(0.82)	–	(0.82)	$29.04	4.11%		$7,751,965	2.21%	(0.67%	)	2.21%	69.62%
Year Ended October 31, 2015	$28.82	(0.27)	0.18	(0.09)	–	–	–	–	$28.73	(0.31%	)	$8,931,807	2.19%	(0.91%	)	2.19%	103.94%
Period Ended October 31, 2014 (h)	$27.20	(0.09)	1.71	1.62	–	–	–	–	$28.82	5.96%	(i)	$4,312,329	2.22%	(1.24%	)	2.42%	10.30%
Year Ended July 31, 2014	$24.14	(0.35)	3.41	3.06	–	–	–	–	$27.20	12.68%	(i)	$4,030,378	2.22%	(1.32%	)	2.29%	49.64%
Year Ended July 31, 2013	$18.45	(0.17)	5.86	5.69	–	–	–	–	$24.14	30.84%		$4,395,523	2.22%	(0.82%	)	2.30%	77.00%

Class R6 Shares (j)
Six Months Ended April 30, 2018 (Unaudited)	$41.11	(0.02)	(0.72)	(0.74)	(0.06)	(3.14)	–	(3.20)	$37.17	(2.01%	)	$48,592,580	0.98%	(0.11%	)	1.00%	125.19%
Year Ended October 31, 2017	$31.46	0.13	9.61	9.74	(0.04)	(0.05)	–	(0.09)	$41.11	30.97%		$87,473,796	1.01%	0.35%		1.01%	95.99%
Year Ended October 31, 2016	$30.87	0.12	1.46	1.58	(0.13)	(0.82)	(0.04)	(0.99)	$31.46	5.33%		$73,229,275	1.09%	0.42%		1.09%	69.62%
Year Ended October 31, 2015	$30.64	0.05	0.18	0.23	–	–	–	–	$30.87	0.75%		$338,296	1.05%	0.16%		1.05%	103.94%
Period Ended October 31, 2014 (h)	$28.84	(0.02)	1.82	1.80	–	–	–	–	$30.64	6.24%	(i)	$11,672	1.22%	(0.24%	)	1.33%	10.30%
Period Ended July 31, 2014 (k)	$26.26	(0.08)	2.66	2.58	–	–	–	–	$28.84	9.82%	(i)	$10,987	1.22%	(0.34%	)	1.25%	49.64%

Institutional Service Class Shares (l)
Six Months Ended April 30, 2018 (Unaudited)	$41.03	(0.04)	(0.72)	(0.76)	(0.06)	(3.14)	–	(3.20)	$37.07	(2.08%	)	$55,462,670	1.07%	(0.21%	)	1.10%	125.19%
Year Ended October 31, 2017	$31.40	0.10	9.59	9.69	(0.01)	(0.05)	–	(0.06)	$41.03	30.88%		$90,228,862	1.09%	0.26%		1.09%	95.99%
Year Ended October 31, 2016	$30.84	0.12	1.41	1.53	(0.11)	(0.82)	(0.04)	(0.97)	$31.40	5.20%		$33,699,602	1.16%	0.40%		1.16%	69.62%
Year Ended October 31, 2015	$30.60	0.06	0.18	0.24	–	–	–	–	$30.84	0.78%		$114,942,706	1.10%	0.18%		1.10%	103.94%
Period Ended October 31, 2014 (h)	$28.81	(0.03)	1.82	1.79	–	–	–	–	$30.60	6.21%	(i)	$74,648,581	1.33%	(0.35%	)	1.33%	10.30%
Year Ended July 31, 2014	$25.35	(0.12)	3.58	3.46	–	–	–	–	$28.81	13.65%	(i)	$69,395,173	1.33%	(0.43%	)	1.35%	49.64%
Year Ended July 31, 2013	$19.20	0.01	6.15	6.16	(0.01)	–	–	(0.01)	$25.35	32.07%		$57,898,679	1.34%	0.06%		1.56%	77.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(l)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

114

Fund Overview	Nationwide Ziegler Equity Income Fund

Asset Allocation†

Common Stocks	99.0%
Repurchase Agreement	2.9%
Exchange Traded Fund	0.5%
Short-Term Investment	0.2%
Liabilities in excess of other assets	(2.6)%
100.0%

Top Industries††

Banks	15.0%
Oil, Gas & Consumable Fuels	11.0%
Pharmaceuticals	8.1%
Hotels, Restaurants & Leisure	4.2%
Electric Utilities	4.2%
Insurance	3.9%
Communications Equipment	3.3%
Chemicals	3.2%
Diversified Telecommunication Services	3.2%
Food & Staples Retailing	3.1%
Other Industries*	40.8%
100.0%

Top Holdings††

Chevron Corp.	3.5%
Cisco Systems, Inc.	3.3%
BB&T Corp.	3.3%
Exxon Mobil Corp.	3.2%
Verizon Communications, Inc.	3.2%
Walmart, Inc.	3.1%
PNC Financial Services Group, Inc. (The)	2.9%
Fifth Third Bancorp	2.6%
Johnson & Johnson	2.6%
JPMorgan Chase & Co.	2.4%
Other Holdings*	69.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

115

Shareholder Expense Example	Nationwide Ziegler Equity Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Ziegler Equity Income Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,050.20	4.78	0.94
	Hypothetical	(a)(b)	1,000.00	1,020.13	4.71	0.94
Class C Shares	Actual	(a)	1,000.00	1,046.80	8.53	1.68
	Hypothetical	(a)(b)	1,000.00	1,016.46	8.40	1.68
Class R6 Shares	Actual	(a)	1,000.00	1,052.50	3.05	0.60
	Hypothetical	(a)(b)	1,000.00	1,021.82	3.01	0.60
Institutional Service Class Shares	Actual	(a)	1,000.00	1,051.80	3.66	0.72
	Hypothetical	(a)(b)	1,000.00	1,021.22	3.61	0.72

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

116

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 99.0%

	Shares	Value

Airlines 1.4%
Copa Holdings SA, Class A	39,596	$4,639,463

Banks 15.4%
Bank of America Corp.	201,647	6,033,278
BB&T Corp.	214,863	11,344,766
Fifth Third Bancorp	272,797	9,048,677
JPMorgan Chase & Co.	76,239	8,293,279
PNC Financial Services Group, Inc. (The)	69,499	10,119,749
US Bancorp	79,887	4,030,299
Wells Fargo & Co.	53,702	2,790,356

		51,660,404

Beverages 1.3%
PepsiCo, Inc.	44,772	4,519,286

Biotechnology 0.9%
AbbVie, Inc.	32,640	3,151,392

Capital Markets 2.7%
Invesco Ltd.	147,545	4,274,379
Lazard Ltd., Class A	88,213	4,800,551

		9,074,930

Chemicals 3.3%
DowDuPont, Inc.	75,037	4,745,340
LyondellBasell Industries NV, Class A	36,008	3,807,126
Nutrien Ltd.	52,624	2,395,970

		10,948,436

Communications Equipment 3.4%
Cisco Systems, Inc.	256,695	11,369,022

Consumer Finance 2.2%
Discover Financial Services	103,492	7,373,805

Containers & Packaging 1.1%
International Paper Co.	70,802	3,650,551

Diversified Telecommunication Services 3.2%
Verizon Communications, Inc.	220,607	10,886,955

Electric Utilities 4.3%
Edison International	75,678	4,958,422
FirstEnergy Corp.	157,277	5,410,329
PPL Corp.	139,676	4,064,572

		14,433,323

Electrical Equipment 2.0%
Eaton Corp. plc	87,725	6,582,007

Energy Equipment & Services 1.7%
Helmerich & Payne, Inc.	83,743	5,824,326

Equity Real Estate Investment Trusts (REITs) 3.1%
Duke Realty Corp.	112,487	3,048,398
Host Hotels & Resorts, Inc.	197,101	3,855,296
Macerich Co. (The)	60,617	3,492,751

		10,396,445

Common Stocks (continued)

	Shares	Value

Food & Staples Retailing 3.2%
Walmart, Inc.	120,709	$10,677,918

Health Care Equipment & Supplies 0.6%
Abbott Laboratories	36,172	2,102,678

Hotels, Restaurants & Leisure 4.3%
Carnival Corp.	96,120	6,061,327
Darden Restaurants, Inc.	13,179	1,223,802
Las Vegas Sands Corp.	53,769	3,942,881
McDonald’s Corp.	19,176	3,210,829

		14,438,839

Household Products 1.4%
Kimberly-Clark Corp.	23,262	2,408,548
Procter & Gamble Co. (The)	33,216	2,402,845

		4,811,393

Insurance 4.0%
Aflac, Inc.	118,829	5,415,038
American Financial Group, Inc.	44,483	5,036,365
MetLife, Inc.	61,576	2,935,328

		13,386,731

IT Services 0.9%
Leidos Holdings, Inc.	46,628	2,994,916

Machinery 2.5%
Caterpillar, Inc.	34,254	4,944,908
Cummins, Inc.	20,833	3,330,363

		8,275,271

Media 1.2%
Comcast Corp., Class A	124,010	3,892,674

Mortgage Real Estate Investment Trusts (REITs) 0.8%
Chimera Investment Corp.	157,835	2,760,534

Multi-Utilities 1.7%
Ameren Corp.	98,365	5,766,156

Oil, Gas & Consumable Fuels 11.3%
Chevron Corp.	95,360	11,930,490
Exxon Mobil Corp.	141,553	11,005,746
Royal Dutch Shell plc, Class B, ADR-NL (a)	107,252	7,767,190
Valero Energy Corp.	63,951	7,094,084

		37,797,510

Pharmaceuticals 8.4%
Eli Lilly & Co.	35,264	2,858,852
GlaxoSmithKline plc, ADR-UK (a)	131,929	5,291,672
Johnson & Johnson	71,392	9,030,374
Merck & Co., Inc.	69,919	4,116,132
Pfizer, Inc.	183,623	6,722,438

		28,019,468

Road & Rail 1.6%
Union Pacific Corp.	39,595	5,291,080

117

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

Common Stocks (continued)

	Shares	Value

Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	109,838	$5,669,838
Maxim Integrated Products, Inc.	87,711	4,780,249

		10,450,087

Software 3.2%
Microsoft Corp.	62,258	5,822,368
Oracle Corp.	105,784	4,831,155

		10,653,523

Specialty Retail 1.1%
Gap, Inc. (The)	129,087	3,774,504

Technology Hardware, Storage & Peripherals 0.9%
Seagate Technology plc	51,522	2,982,609

Textiles, Apparel & Luxury Goods 1.9%
Tapestry, Inc.	120,038	6,454,443

Trading Companies & Distributors 0.9%
GATX Corp. (a)	47,878	3,123,561

Total Common Stocks (cost $266,117,818)		332,164,240

Exchange Traded Fund 0.5%
Exchange Traded Fund 0.5%

Vanguard Value ETF	16,152	1,673,509

Total Exchange Traded Fund (cost $1,599,052)		1,673,509

Short-Term Investment 0.2%
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (b)(c)	690,693	690,693

Total Short-Term Investment (cost $690,693)		690,693

Repurchase Agreement 2.9%

	Principal Amount	Value

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $9,595,346, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $9,786,794. (c)(d)	$9,594,896	$9,594,896

Total Repurchase Agreement (cost $9,594,896)		9,594,896

Total Investments (cost $278,002,459) — 102.6%		344,123,338

Liabilities in excess of other assets — (2.6)%		(8,616,491)

NET ASSETS — 100.0%		$335,506,847

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $10,017,890, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $690,693 and $9,594,896, respectively, a total value of $10,285,589.

(b)	Represents 7-day effective yield as of April 30, 2018.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $10,285,589.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

NL	Netherlands

REIT	Real Estate Investment Trust

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

118

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Ziegler Equity Income Fund
Assets:
Investment securities, at value* (cost $268,407,563)	$334,528,442
Repurchase agreement, at value (cost $9,594,896)	9,594,896
Cash	1,139,704
Interest and dividends receivable	338,284
Security lending income receivable	1,264
Receivable for investments sold	1,670,130
Receivable for capital shares issued	38,819
Prepaid expenses	36,644

Total Assets	347,348,183

Liabilities:
Payable for investments purchased	840,432
Payable for capital shares redeemed	489,297
Payable upon return of securities loaned (Note 2)	10,285,589
Accrued expenses and other payables:
Investment advisory fees	142,755
Fund administration fees	20,761
Distribution fees	10,362
Administrative servicing fees	7,228
Accounting and transfer agent fees	2,688
Trustee fees	807
Custodian fees	7,341
Compliance program costs (Note 3)	508
Professional fees	25,841
Printing fees	3,424
Other	4,303

Total Liabilities	11,841,336

Net Assets	$335,506,847

Represented by:
Capital	$221,299,127
Accumulated undistributed net investment income	228,629
Accumulated net realized gains from investment securities	47,858,212
Net unrealized appreciation/(depreciation) in investment securities	66,120,879

Net Assets	$335,506,847

Net Assets:
Class A Shares	$18,773,364
Class C Shares	7,643,977
Class R6 Shares	298,308,063
Institutional Service Class Shares	10,781,443

Total	$335,506,847

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,241,442
Class C Shares	510,391
Class R6 Shares	19,637,473
Institutional Service Class Shares	710,041

Total	22,099,347

*	Includes value of securities on loan of $10,017,890 (Note 2).

119

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Ziegler Equity Income Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$15.12
Class C Shares (b)	$14.98
Class R6 Shares	$15.19
Institutional Service Class Shares	$15.18
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$16.04

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

120

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Ziegler Equity Income Fund
INVESTMENT INCOME:
Dividend income	$7,377,922
Income from securities lending (Note 2)	20,379
Interest income	12,529
Foreign tax withholding	(11,958)

Total Income	7,398,872

EXPENSES:
Investment advisory fees	1,107,406
Fund administration fees	87,560
Distribution fees Class A	23,790
Distribution fees Class C	40,071
Administrative servicing fees Class A	8,564
Administrative servicing fees Class C	3,206
Administrative servicing fees Institutional Service Class	6,532
Registration and filing fees	28,561
Professional fees	28,821
Printing fees	6,199
Trustee fees	6,690
Custodian fees	9,586
Accounting and transfer agent fees	7,276
Compliance program costs (Note 3)	856
Other	11,849

Total Expenses	1,376,967

NET INVESTMENT INCOME	6,021,905

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities (Note 10)	48,628,761
Net change in unrealized appreciation/depreciation in the value of investment securities	(28,952,798)

Net realized/unrealized gains	19,675,963

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$25,697,868

The accompanying notes are an integral part of these financial statements.

121

Statements of Changes in Net Assets

	Nationwide Ziegler Equity Income Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$6,021,905	$18,849,357
Net realized gains	48,628,761	51,055,234
Net change in unrealized appreciation/depreciation	(28,952,798)	53,233,943

Change in net assets resulting from operations	25,697,868	123,138,534

Distributions to Shareholders From:
Net investment income:
Class A	(248,225)	(532,615)
Class C	(76,460)	(156,399)
Class R6 (a)	(5,311,438)	(19,622,401)
Institutional Service Class	(157,153)	(360,240)
Net realized gains:
Class A	(1,463,348)	(5,562)
Class C	(635,658)	(2,159)
Class R6 (a)	(33,504,076)	(205,516)
Institutional Service Class	(880,984)	(3,625)

Change in net assets from shareholder distributions	(42,277,342)	(20,888,517)

Change in net assets from capital transactions	(125,854,295)	(354,217,685)

Change in net assets	(142,433,769)	(251,967,668)

Net Assets:
Beginning of period	477,940,616	729,908,284

End of period	$335,506,847	$477,940,616

Accumulated undistributed net investment income at end of period	$228,629	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,033,490	$2,813,262
Dividends reinvested	1,657,839	497,755
Cost of shares redeemed	(2,345,268)	(5,301,075)

Total Class A Shares	346,061	(1,990,058)

Class C Shares
Proceeds from shares issued	722,305	1,659,976
Dividends reinvested	626,538	139,468
Cost of shares redeemed	(1,297,830)	(1,825,736)

Total Class C Shares	51,013	(26,292)

Class R6 Shares (a)
Proceeds from shares issued	9,134,215	29,995,037
Dividends reinvested	38,782,106	19,797,096
Cost of shares redeemed	(174,265,699)	(399,063,748)

Total Class R6 Shares	(126,349,378)	(349,271,615)

Institutional Service Class Shares
Proceeds from shares issued	1,314,946	3,373,238
Dividends reinvested	910,170	319,566
Cost of shares redeemed	(2,127,107)	(6,622,524)

Total Institutional Service Class Shares	98,009	(2,929,720)

Change in net assets from capital transactions	$(125,854,295)	$(354,217,685)

122

Statements of Changes in Net Assets (Continued)

	Nationwide Ziegler Equity Income Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

SHARE TRANSACTIONS:
Class A Shares
Issued	68,036	191,915
Reinvested	108,713	33,892
Redeemed	(150,214)	(359,680)

Total Class A Shares	26,535	(133,873)

Class C Shares
Issued	46,364	116,235
Reinvested	41,458	9,578
Redeemed	(85,115)	(126,091)

Total Class C Shares	2,707	(278)

Class R6 Shares (a)
Issued	596,855	2,029,038
Reinvested	2,534,185	1,344,818
Redeemed	(11,252,925)	(26,759,903)

Total Class R6 Shares	(8,121,885)	(23,386,047)

Institutional Service Class Shares
Issued	85,223	230,151
Reinvested	59,447	21,704
Redeemed	(138,747)	(451,445)

Total Institutional Service Class Shares	5,923	(199,590)

Total change in shares	(8,086,720)	(23,719,788)

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

123

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Ziegler Equity Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$15.78	0.18	0.61	0.79	(0.20)	(1.25)	(1.45)	$15.12	5.02%	$18,773,364	0.94%	2.39%	0.94%	21.94%
Year Ended October 31, 2017	$13.49	0.37	2.33	2.70	(0.41)	–	(0.41)	$15.78	20.28%	$19,165,335	0.91%	2.48%	0.91%	59.73%
Year Ended October 31, 2016	$13.46	0.37	0.19	0.56	(0.32)	(0.21)	(0.53)	$13.49	4.35%	$18,197,057	0.91%	2.80%	0.91%	47.93%
Year Ended October 31, 2015	$13.87	0.31	(0.22)	0.09	(0.38)	(0.12)	(0.50)	$13.46	0.78%	$20,726,341	0.93%	2.29%	0.93%	56.34%
Period Ended October 31, 2014 (h)	$13.37	0.06	0.45	0.51	(0.01)	–	(0.01)	$13.87	3.79%	$23,396,375	1.00%	1.73%	1.00%	1.89%
Year Ended July 31, 2014	$12.01	0.25	1.27	1.52	(0.16)	–	(0.16)	$13.37	12.69%	$24,092,166	1.06%	1.94%	1.12%	46.23%
Year Ended July 31, 2013	$10.12	0.24	1.91	2.15	(0.26)	–	(0.26)	$12.01	21.57%	$19,218,955	1.15%	2.23%	1.76%	69.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$15.64	0.13	0.61	0.74	(0.15)	(1.25)	(1.40)	$14.98	4.68%	$7,643,977	1.68%	1.64%	1.68%	21.94%
Year Ended October 31, 2017	$13.38	0.25	2.31	2.56	(0.30)	–	(0.30)	$15.64	19.35%	$7,938,377	1.65%	1.74%	1.65%	59.73%
Year Ended October 31, 2016	$13.35	0.27	0.19	0.46	(0.22)	(0.21)	(0.43)	$13.38	3.62%	$6,794,975	1.65%	2.07%	1.65%	47.93%
Year Ended October 31, 2015	$13.76	0.21	(0.22)	(0.01)	(0.28)	(0.12)	(0.40)	$13.35	0.05%	$7,355,755	1.67%	1.55%	1.67%	56.34%
Period Ended October 31, 2014 (h)	$13.29	0.03	0.44	0.47	–	–	–	$13.76	3.54%	$6,346,237	1.70%	1.03%	1.70%	1.89%
Year Ended July 31, 2014	$11.94	0.16	1.27	1.43	(0.08)	–	(0.08)	$13.29	12.00%	$6,126,678	1.75%	1.25%	1.80%	46.23%
Year Ended July 31, 2013	$10.07	0.18	1.89	2.07	(0.20)	–	(0.20)	$11.94	20.79%	$4,504,018	1.75%	1.63%	2.26%	69.00%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$15.84	0.22	0.61	0.83	(0.23)	(1.25)	(1.48)	$15.19	5.25%	$298,308,063	0.60%	2.83%	0.60%	21.94%
Year Ended October 31, 2017	$13.54	0.43	2.33	2.76	(0.46)	–	(0.46)	$15.84	20.68%	$439,687,649	0.56%	2.89%	0.56%	59.73%
Year Ended October 31, 2016	$13.51	0.41	0.20	0.61	(0.37)	(0.21)	(0.58)	$13.54	4.69%	$692,679,903	0.57%	3.09%	0.57%	47.93%
Year Ended October 31, 2015	$13.92	0.36	(0.22)	0.14	(0.43)	(0.12)	(0.55)	$13.51	1.13%	$463,282,131	0.59%	2.64%	0.59%	56.34%
Period Ended October 31, 2014 (h)	$13.42	0.07	0.45	0.52	(0.02)	–	(0.02)	$13.92	3.84%	$321,305,013	0.64%	2.09%	0.64%	1.89%
Period Ended July 31, 2014(j)	$12.15	0.27	1.20	1.47	(0.20)	–	(0.20)	$13.42	12.19%	$309,242,204	0.66%	2.33%	0.66%	45.97%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2018 (Unaudited)	$15.83	0.20	0.62	0.82	(0.22)	(1.25)	(1.47)	$15.18	5.18%	$10,781,443	0.72%	2.60%	0.72%	21.94%
Year Ended October 31, 2017	$13.54	0.41	2.32	2.73	(0.44)	–	(0.44)	$15.83	20.47%	$11,149,255	0.68%	2.75%	0.68%	59.73%
Year Ended October 31, 2016	$13.50	0.40	0.20	0.60	(0.35)	(0.21)	(0.56)	$13.54	4.65%	$12,236,349	0.68%	3.00%	0.68%	47.93%
Year Ended October 31, 2015	$13.92	0.34	(0.23)	0.11	(0.41)	(0.12)	(0.53)	$13.50	0.94%	$11,272,994	0.70%	2.51%	0.70%	56.34%
Period Ended October 31, 2014 (h)	$13.42	0.07	0.44	0.51	(0.01)	–	(0.01)	$13.92	3.82%	$11,120,577	0.77%	1.94%	0.77%	1.89%
Year Ended July 31, 2014	$12.04	0.27	1.29	1.56	(0.18)	–	(0.18)	$13.42	13.05%	$10,198,392	0.87%	2.14%	0.93%	46.23%
Year Ended July 31, 2013	$10.15	0.27	1.90	2.17	(0.28)	–	(0.28)	$12.04	21.80%	$8,697,861	0.90%	2.48%	1.51%	69.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

124

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2018, the Trust operates fifty-one (51) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eleven (11) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)

- Nationwide Bailard Technology & Science Fund (“Technology & Science”)

- Nationwide Fund (“Nationwide Fund”)

- Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)

- Nationwide Growth Fund (“Growth”)

-	Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund) (“Large Cap Equity”)

- Nationwide Loomis All Cap Growth Fund (“All Cap Growth”)

- Nationwide Small Company Growth Fund (“Small Company Growth”)

- Nationwide U.S. Small Cap Value Fund (“U.S. Small Cap Value”)

-	Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund) (“Focused Small Cap”)

- Nationwide Ziegler Equity Income Fund (“Equity Income”)

The Funds, as applicable, currently offer Class A, Class C, Class M, Class R, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Each of the Funds is a diversified fund, as defined in the 1940 Act.

Nationwide Fund, Class R6 shares commenced operations on April 11, 2018.

Effective November 13, 2017, Nationwide Large Cap Core Equity Fund was renamed “Nationwide Large Cap Equity Fund” and Nationwide Small Cap Core Fund was renamed “Nationwide WCM Focused Small Cap Fund”.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various

125

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies and shares of exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

126

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At April 30, 2018, 100% of the market value of Mid Cap Growth, Large Cap Equity and Focused Small Cap was determined based on Level 1 inputs.

127

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2018. Please refer to the Statements of Investments for additional information on portfolio holdings.

Cognitive Value

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$84,559,821	$—	$—	$84,559,821
Exchange Traded Funds	5,090,318	—	—	5,090,318
Repurchase Agreement	—	183,924	—	183,924
Short-Term Investment	13,240	—	—	13,240
Total	$89,663,379	$183,924	$—	$89,847,303

Technology & Science

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$138,279,366	$—	$—	$138,279,366
Repurchase Agreement	—	1,158,963	—	1,158,963
Short-Term Investment	83,428	—	—	83,428
Total	$138,362,794	$1,158,963	$—	$139,521,757

Nationwide Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,025,797,891	$—	$—	$1,025,797,891
Repurchase Agreement	—	19,745,081	—	19,745,081
Short-Term Investment	1,421,358	—	—	1,421,358
Total	$1,027,219,249	$19,745,081	$—	$1,046,964,330

Growth

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$207,025,184	$—	$—	$207,025,184
Exchange Traded Fund	2,967,788	—	—	2,967,788
Rights	—	—	65,962	65,962
Total	$209,992,972	$—	$65,962	$210,058,934

All Cap Growth

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$186,478,909	$—	$—	$186,478,909
Repurchase Agreement	—	5,072,859	—	5,072,859
Short-Term Investment	365,172	—	—	365,172
Total	$186,844,081	$5,072,859	$—	$191,916,940

128

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Small Company Growth

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$261,595,859	$—	$—	$261,595,859
Repurchase Agreement	—	5,949,209	—	5,949,209
Short-Term Investments	7,737,795	—	—	7,737,795
Total	$269,333,654	$5,949,209	$—	$275,282,863

U.S. Small Cap Value

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,786,952	$—	$—	$2,786,952
Air Freight & Logistics	1,275,134	—	—	1,275,134
Airlines	2,129,757	—	—	2,129,757
Auto Components	2,752,244	—	—	2,752,244
Automobiles	111,729	—	—	111,729
Banks	29,164,627	—	—	29,164,627
Beverages	93,682	—	—	93,682
Biotechnology	1,537,815	—	—	1,537,815
Building Products	1,683,578	—	—	1,683,578
Capital Markets	1,392,612	—	—	1,392,612
Chemicals	3,832,169	—	—	3,832,169
Commercial Services & Supplies	3,310,423	—	—	3,310,423
Communications Equipment	2,769,038	—	—	2,769,038
Construction & Engineering	5,055,490	—	—	5,055,490
Construction Materials	56,040	—	—	56,040
Consumer Finance	2,951,449	—	—	2,951,449
Containers & Packaging	573,080	—	—	573,080
Distributors	173,286	—	—	173,286
Diversified Consumer Services	1,550,566	—	—	1,550,566
Diversified Financial Services	157,407	—	—	157,407
Diversified Telecommunication Services	355,516	—	—	355,516
Electrical Equipment	1,502,615	—	—	1,502,615
Electronic Equipment, Instruments & Components	8,880,766	—	—	8,880,766
Energy Equipment & Services	7,247,169	—	—	7,247,169
Equity Real Estate Investment Trusts (REITs)	128,790	—	—	128,790
Food & Staples Retailing	1,739,033	—	—	1,739,033
Food Products	3,186,897	—	—	3,186,897
Health Care Equipment & Supplies	2,044,006	—	—	2,044,006
Health Care Providers & Services	4,162,079	—	—	4,162,079
Health Care Technology	695,183	—	—	695,183
Hotels, Restaurants & Leisure	3,218,381	—	—	3,218,381
Household Durables	5,171,413	—	—	5,171,413
Household Products	300,059	—	—	300,059
Independent Power and Renewable Electricity Producers	548,725	—	—	548,725
Industrial Conglomerates	126,906	—	—	126,906
Insurance	10,657,036	—	—	10,657,036

129

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Internet & Direct Marketing Retail	$499,627	$—	$—	$499,627
Internet Software & Services	774,538	—	—	774,538
IT Services	2,168,193	—	—	2,168,193
Leisure Products	731,055	—	—	731,055
Life Sciences Tools & Services	351,303	—	—	351,303
Machinery	7,114,311	—	—	7,114,311
Marine	1,104,165	—	—	1,104,165
Media	2,144,896	—	—	2,144,896
Metals & Mining	3,524,426	—	—	3,524,426
Multiline Retail	2,015,168	—	—	2,015,168
Oil, Gas & Consumable Fuels	13,532,403	—	—	13,532,403
Paper & Forest Products	2,004,929	—	—	2,004,929
Personal Products	85,716	—	—	85,716
Pharmaceuticals	640,554	—	—	640,554
Professional Services	2,861,998	—	—	2,861,998
Real Estate Management & Development	857,289	—	—	857,289
Road & Rail	3,168,159	—	—	3,168,159
Semiconductors & Semiconductor Equipment	3,059,013	—	—	3,059,013
Software	848,328	—	—	848,328
Specialty Retail	6,586,634	—	—	6,586,634
Technology Hardware, Storage & Peripherals	1,000,627	—	—	1,000,627
Textiles, Apparel & Luxury Goods	1,476,203	—	—	1,476,203
Thrifts & Mortgage Finance	5,123,147	—	—	5,123,147
Tobacco	253,519	—	—	253,519
Trading Companies & Distributors	3,962,870	—	—	3,962,870
Transportation Infrastructure	179,538	—	—	179,538
Water Utilities	57,180	—	—	57,180
Wireless Telecommunication Services	630,031	—	—	630,031
Total Common Stocks	$180,077,472	$—	$—	$180,077,472
Repurchase Agreement	—	5,936,361	—	5,936,361
Rights	—	4,330	—	4,330
Short-Term Investment	427,331	—	—	427,331
Total	$180,504,803	$5,940,691	$—	$186,445,494

Equity Income

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$332,164,240	$—	$—	$332,164,240
Exchange Traded Fund	1,673,509	—	—	1,673,509
Repurchase Agreement	—	9,594,896	—	9,594,896
Short-Term Investment	690,693	—	—	690,693
Total	$334,528,442	$9,594,896	$—	$344,123,338

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2018, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

130

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

During the six months ended April 30, 2018, Nationwide U.S. Small Cap Value Fund held four common stocks and two rights investments that were categorized as Level 3 investments which were each valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Growth

	Rights	Total
Balance as of 10/31/2017	$65,962	$65,962
Accrued Accretion/(Amortization)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation/Depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/2018	$65,962	$65,962

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

131

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

(c)	Futures Contracts

Nationwide Fund, Large Cap Equity and Focused Small Cap are subject to equity price risk in the normal course of pursuing their objective(s). Nationwide Fund, Large Cap Equity and Focused Small Cap entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date at a specific price or currency amount.

Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

Nationwide Fund, Large Cap Equity and Focused Small Cap’s futures contracts are reflected in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

At April 30, 2018, Nationwide Fund, Large Cap Equity and Focused Small Cap had no open futures contracts.

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2018:

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018

Nationwide Fund

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$78,199
Total	$78,199

132

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Large Cap Equity

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$48,343
Total	$48,343

Focused Small Cap

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$(35,030)
Total	$(35,030)

Change in Unrealized Appreciation/Depreciation in the Value of Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2018

Nationwide Fund

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$(8,339)
Total	$(8,339)

Large Cap Equity

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$(30,965)
Total	$(30,965)

Focused Small Cap

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$(344)
Total	$(344)

The following tables provide a summary of the Funds’ average volume of derivative instruments held during the six months ended April 30, 2018:

Nationwide Fund

Futures Contracts:
Average Notional Balance Long	$514,540

Large Cap Equity

Futures Contracts:
Average Notional Balance Long	$202,141

133

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Focused Small Cap

Futures Contracts:
Average Notional Balance Long	$354,208

(d)	Securities Lending

During the six months ended April 30, 2018, Cognitive Value, Technology & Science, Nationwide Fund, Mid Cap Growth, Large Cap Equity, All Cap Growth, Small Company Growth, U.S. Small Cap Value, Focused Small Cap and Equity Income entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds receive payments from BBH equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2018, which were comprised of cash, were as follows:

Fund	Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Cognitive Value	$197,163
Technology & Science	1,242,392
Nationwide Fund	21,166,439
All Cap Growth	5,438,031
Small Company Growth	6,377,465
U.S. Small Cap Value	6,363,692
Equity Income	10,285,589

134

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.

For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2018, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

At April 30, 2018, Growth, Large Cap Equity and Focused Small Cap did not have any portfolio securities on loan.

(e)	Joint Repurchase Agreement

During the six months ended April 30, 2018, Cognitive Value, Technology & Science, Nationwide Fund, Mid Cap Growth, All Cap Growth, Small Company Growth, U.S. Small Cap Value, Focused Small Cap and Equity Income, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

135

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

At April 30, 2018, the joint repo on a gross basis was as follows:

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $333,515,656, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $340,170,000.

At April 30, 2018, the Funds’ investment in the joint repo was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Cognitive Value	BNP Paribas SA	$183,924	$—	$183,924	$(183,924)	$—
Technology & Science	BNP Paribas SA	1,158,963	—	1,158,963	(1,158,963)	—
Nationwide Fund	BNP Paribas SA	19,745,081	—	19,745,081	(19,745,081)	—
All Cap Growth	BNP Paribas SA	5,072,859	—	5,072,859	(5,072,859)	—
Small Company Growth	BNP Paribas SA	5,949,209	—	5,949,209	(5,949,209)	—
U.S Small Cap Value	BNP Paribas SA	5,936,361	—	5,936,361	(5,936,361)	—
Equity Income	BNP Paribas SA	9,594,896	—	9,594,896	(9,594,896)	—

Amounts designated as “—” are zero.

*	At April 30, 2018, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for each Fund’s undivided interest in the joint repo and related collateral.

At April 30, 2018 Mid Cap Growth, Growth, Large Cap Equity and Focused Small Cap did not invest in any repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital

136

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.

A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to

137

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative service fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each of the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

As of April 30, 2018, the subadvisers for each Fund were as follows:

Fund	Subadviser
Cognitive Value	Bailard, Inc. (“Bailard”)
Technology & Science	Bailard
Nationwide Fund	Wellington Management Company, LLP(a)
Mid Cap Growth	Henderson Geneva Capital Management Ltd. (“Henderson Geneva”)
Growth	Boston Advisors, LLC
Large Cap Equity	Diamond Hill Capital Management, Inc.(b)
All Cap Growth	Loomis, Sayles & Company, LP (“Loomis Sayles”)
Small Company Growth	Brown Capital Management LLC
U.S. Small Cap Value	Dimensional Fund Advisors LP
Focused Small Cap	WCM Investment Management(c)
Equity Income	Ziegler Capital Management, LLC
(a)	Effective November 13, 2017, Wellington Management Company, LLP was appointed as subadviser to the Fund. Effective November 13, 2017, HighMark Capital Management, Inc. was terminated and ceased serving as subadviser to the Fund.
(b)	Effective November 13, 2017, Diamond Hill Capital Management, Inc. was appointed as subadviser to the Fund. Effective November 13, 2017, HighMark Capital Management, Inc. was terminated and ceased serving as subadviser to the Fund.
(c)	Effective November 13, 2017, WCM Investment Management was appointed as subadviser to the Fund. Effective November 13, 2017, HighMark Capital Management, Inc. was terminated and ceased serving as subadviser to the Fund.

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2018, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Cognitive Value	Up to $500 million	0.75%
	$500 million and more	0.70%
Technology & Science	Up to $500 million	0.75%
	$500 million up to $1 billion	0.70%
	$1 billion and more	0.65%
Nationwide Fund	Up to $250 million	0.60%
	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	$5 billion and more	0.50%

138

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Fund	Fee Schedule	Advisory Fee (annual rate)
Mid Cap Growth	Up to $250 million	0.75%
	$250 million up to $500 million	0.70%
	$500 million and more	0.65%
Growth	Up to $250 million	0.60%
	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	$5 billion and more	0.50%
Large Cap Equity	Up to $250 million	0.60%
	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	$5 billion and more	0.50%
All Cap Growth	Up to $1 billion	0.80%
	$1 billion and more	0.775%
Small Company Growth	Up to $500 million	0.84%
	$500 million and more	0.79%
U.S. Small Cap Value	Up to $500 million	0.84%
	$500 million and more	0.79%
Focused Small Cap	Up to $500 million	0.84%
	$500 million and more	0.79%
Equity Income	Up to $100 million	0.55%
	$100 million up to $500 million	0.50%
	$500 million and more	0.45%

The Trust and NFA have entered into a written contract waiving 0.045% of investment advisory fees of the Nationwide Fund until May 10, 2019. During the six months ended April 30, 2018, the waiver of such investment advisory fees by NFA amounted to $236,373, for which NFA shall not be entitled to later seek recoupment.

Effective November 13, 2017, due to a reduction in the subadvisory fees payable by NFA, the Trust and NFA have entered into a written contract waiving the amount of the Fund’s Advisory Fees equal to 100% of the savings amount in respect of the Fund until at least May 1, 2019. The “Savings Amount” represents the difference between the Old Subadvisory Fee Amount and the New Subadvisory Fee Amount. During the six months ended April 30, 2018, the waiver of such investment advisory fees by NFA amounted to $19,141 for which NFA shall not be entitled to later seek recoupment.

For the six months ended April 30, 2018, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, stemming from the expense limitation agreement described below, were as follows:

Fund	Effective Advisory Fee Rate Before Contractual* Fee Waivers and Expense Reimbursements	Effective Advisory Fee Rate After Contractual* Fee Waivers	Effective Advisory Fee Rate After Contractual* Fee Waivers and Expense Reimbursements
Cognitive Value	0.75%	N/A	0.75%
Technology & Science	0.75%	N/A	0.75%
Nationwide Fund	0.54%	0.49%	0.49%
Mid Cap Growth	0.69%	N/A	0.69%
Growth	0.60%	N/A	0.41%
Large Cap Equity	0.60%	N/A	0.48%

139

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Fund	Effective Advisory Fee Rate Before Contractual* Fee Waivers and Expense Reimbursements	Effective Advisory Fee Rate After Contractual* Fee Waivers	Effective Advisory Fee Rate After Contractual* Fee Waivers and Expense Reimbursements
All Cap Growth	0.80%	N/A	0.67%
Small Company Growth	0.84%	N/A	0.84%
U.S Small Cap Value	0.84%	N/A	0.84%
Focused Small Cap	0.84%	0.82%	0.82%
Equity Income	0.51%	N/A	0.51%

N/A — Not Applicable.

*	Please see above for additional information regarding contractual waivers.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the table below until February 28, 2019.

Fund	Classes	Amount (annual rate)
Cognitive Value	All Classes	1.07%
Technology & Science	All Classes	1.05%
Mid Cap Growth	All Classes	0.98%
Growth	All Classes	0.65%
Large Cap Equity	All Classes	0.82%
All Cap Growth	All Classes	0.85%
Small Company Growth	All Classes	0.94%
U.S. Small Cap Value	All Classes	1.09%
Focused Small Cap	All Classes	1.22%
Equity Income	All Classes	0.75%

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

140

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, the cumulative potential reimbursements for the following Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to a Funds are:

Fund	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Fiscal Year 2017 Amount		Six Months Ended April 30, 2018 Amount	Total
Cognitive Value	$—	$—	$—		$—	$—
Technology & Science (a)	—	—	—		—	—
Nationwide Fund	—	46,456	—		—	46,456
Mid Cap Growth (a)	—	—	—		—	—
Growth	449,982	450,251	405,754		209,024	1,515,011
Large Cap Equity	4,507	55,533	57,984		39,661	157,685
All Cap Growth	N/A	N/A	69,417	(b)	135,184	204,601
Small Company Growth	97,176	44,847	23,498		1,858	167,379
U.S Small Cap Value	6,569	—	—		—	6,569
Focused Small Cap	—	—	—		—	—
Equity Income	—	—	—		—	—

N/A — Not Applicable.

Amounts designated as “—” are zero or have been rounded to zero.

(a)	NFA has agreed with the Board of Trustees, NFA will not seek recoupment of fees waived prior to April 1, 2016.
(b)	For the period from June 1, 2017 (commencement of operations) through October 31, 2017.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2018, NFM earned $886,032 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing

141

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2018, the Funds’ aggregate portion of such costs amounted to $7,867.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the table below.

Fund	Class A Shares	Class C Shares(a)	Class R Shares(b)
Cognitive Value	0.25%	1.00%	N/A
Technology & Science	0.25%	1.00%	N/A
Nationwide Fund	0.25%	1.00%	0.50%
Mid Cap Growth	0.25%	1.00%	N/A
Growth	0.25%	1.00%	0.50%
Large Cap Equity	0.25%	1.00%	N/A
All Cap Growth	0.25%	N/A	N/A
Small Company Growth	0.25%	N/A	N/A
U.S. Small Cap Value	0.25%	1.00%	N/A
Focused Small Cap	0.25%	1.00%	N/A
Equity Income	0.25%	1.00%	N/A

N/A — Not Applicable.

(a)	For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b)	For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds’ Class A sales charges range from 0.00% to 5.75% based on the amount of the purchase. During the six months ended April 30, 2018, the Funds imposed front-end sales charges of $144,602. From these fees, NFD retained a portion amounting to $20,143.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2018, the Funds imposed CDSCs of $2,843. NFD retained all of the CDSCs imposed by the Funds.

142

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, and Institutional Service Class shares of each of the Funds.

For the six months ended April 30, 2018, the effective rates for administrative service fees were as follows:

Fund	Class A	Class C	Class R	Instit. Service
Cognitive Value	0.08%	0.11%	N/A	0.15%
Technology & Science	0.08%	0.10%	N/A	0.06%
Nationwide Fund	0.08%	0.07%	0.12%	0.07%
Mid Cap Growth	0.11%	0.10%	N/A	0.17%
Growth	0.05%	0.11%	0.20%	0.19%
Large Cap Equity	0.11%	0.06%	N/A	0.15%
All Cap Growth	0.10%	N/A	N/A	0.15%
Small Company Growth	0.13%	N/A	N/A	0.25%
U.S. Small Cap Value	0.10%	0.10%	N/A	0.23%
Focused Small Cap	0.10%	0.10%	N/A	0.09%
Equity Income	0.09%	0.08%	N/A	0.12%

N/A — Not Applicable.

For the six months ended April 30, 2018, each Fund’s total administrative services fees were as follows:

Fund	Amount
Cognitive Value	$836
Technology & Science	3,036
Nationwide Fund	375,505
Mid Cap Growth	525,536
Growth	16,950
Large Cap Equity	19,530
All Cap Growth	3,831
Small Company Growth	303,747
U.S. Small Cap Value	198,928
Focused Small Cap	45,256
Equity Income	18,302

143

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Cognitive Value	0.02%
Technology & Science	0.61
Nationwide Fund	37.00
Mid Cap Growth	—
Growth	3.09
Large Cap Equity	—
All Cap Growth	65.56
Small Company Growth	84.88
U.S Small Cap Value	83.40
Ziegler Equity Income	88.41

Amounts designated as “—” are zero or have been rounded to zero.

4.  Line of Credit and Interfund Lending

The Trust and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held or owing by such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2018. During the six months ended April 30, 2018, the Funds had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among Funds managed by the Advisor. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended April 30, 2018, none of the Funds engaged in interfund lending.

144

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

5.  Investment Transactions

For the six months ended April 30, 2018, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases*	Sales*
Cognitive Value	$65,349,456	$70,818,657
Technology & Science	19,412,017	31,459,871
Nationwide Fund	1,129,125,858	1,151,588,890
Mid Cap Growth	67,103,106	183,041,576
Growth	101,457,508	115,198,887
Large Cap Equity	92,833,988	110,621,142
All Cap Growth	27,279,028	51,127,161
Small Company Growth	32,158,809	29,139,878
U.S. Small Cap Value	19,357,540	27,006,958
Focused Small Cap	196,177,343	277,827,162
Equity Income	96,287,963	257,583,907
*	Includes purchases and sales of long-term U.S. Government securities, if any.

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio,

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Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government Portfolio, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule is June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018 (although the requirement to file the initial Form N-PORT has been extended by the SEC to April 30, 2019 as opposed to the original requirement to file by July 30, 2018). Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements. The Regulation S-X amendments had a compliance date of August 1, 2017 and are reflected in the Funds’ financial statements for the six months ended April 30, 2018.

9.  Other

As of April 30, 2018, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Cognitive Value	66.70%	1
Technology & Science	63.90	1
Nationwide Fund	31.46	2	(a)
Mid Cap Growth	29.08	1
Growth	—	—
Large Cap Equity	62.99	3
All Cap Growth	93.29	4	(a)
Small Company Growth	81.76	2	(a)
U.S Small Cap Value	75.07	2	(a)
Focused Small Cap	61.98	4
Equity Income	44.15	2	(a)

Amounts designated as “—” are zero or have been rounded to zero.

(a)	All or a portion of the accounts are the accounts of affiliated funds.

146

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

10.  Recaptured Brokerage Commissions

The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statement of Operations. During the six months ended April 30, 2018, the Funds recaptured the following amounts of brokerage commissions:

Fund	Amount
Cognitive Value	$—
Technology & Science	—
Nationwide Fund	32,872
Mid Cap Growth	10,283
Growth	—
Large Cap Equity	1,744
All Cap Growth	7,608
Small Company Growth	6,194
U.S. Small Cap Value	—
Focused Small Cap	19,326
Equity Income	13,649

Amounts designated as “—” are zero or have been rounded to zero.

11.  Federal Tax Information

As of April 30, 2018, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Cognitive Value	$81,742,777	$11,094,846	$(2,990,320)	$8,104,526
Technology & Science	69,357,472	71,628,363	(1,464,078)	70,164,285
Nationwide Fund	985,376,512	97,223,500	(35,635,682)	61,587,818
Mid Cap Growth	679,573,604	279,476,135	(9,431,969)	270,044,166
Growth	171,708,504	41,116,746	(2,766,316)	38,350,430
Large Cap Equity	54,806,182	1,905,338	(2,137,155)	(231,817)
All Cap Growth	179,680,653	16,479,163	(4,242,786)	12,236,377
Small Company Growth	200,883,867	82,194,833	(7,795,837)	74,398,996
U.S. Small Cap Value	160,753,884	42,001,001	(16,309,391)	25,691,610
Focused Small Cap	123,369,975	5,953,554	(4,830,445)	1,123,109
Equity Income	279,089,223	70,367,522	(5,333,407)	65,034,115

12.  Subsequent Events

Effective June 27, 2018, Loomis All Cap Growth began offering Eagle Class shares.

On June 13, 2018, the Board of Trustees approved Large Cap Equity to be renamed “Nationwide Diamond Hill Large Cap Concentrated Fund”. The change was effective June 15, 2018.

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Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

On June 13, 2018, the Board of Trustees approved the termination of Boston Advisors, LLC as subadviser of Growth and approved the appointment of BNY Mellon Asset Management to subadvise Growth. The change is effective July 13, 2018 (the “Effective Date”). As of the Effective Date, Growth will be renamed “Nationwide Dynamic U.S. Growth Fund”. Effective September 21, 2018, Nationwide Dynamic U.S. Growth Fund will begin offering Eagle Class shares.

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

148

Supplemental Information

April 30, 2018 (Unaudited)

Nationwide Fund — Initial Approval of Wellington Subadvisory Agreement

Summary of Factors Considered by the Board

At the November 8, 2017 special meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the Nationwide Fund (the “Fund”), the appointment of Wellington Capital Management Company, LLP (“Wellington”) as subadviser to the Fund pursuant to a new subadvisory agreement (the “Subadvisory Agreement”). Wellington replaces HighMark Capital Management, Inc. (“HighMark”), the previous subadviser to the Fund. The Board requested and was provided with detailed materials relating to Wellington in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Subadvisory Agreement.

In making its determinations, the Board considered information provided as to Wellington, including, among other things, information relating to Wellington’s investment strategy and process for the Fund. The Board considered the experience of the investment personnel of Wellington that would be managing the Fund. The Board considered information concerning the past performance record of Wellington managing an investment strategy comparable to the strategy it would use in managing the Fund’s assets.

The Board noted that under the proposed subadvisory fee schedule, Nationwide Fund Advisors (“NFA”) would pay a lower subadvisory fee to Wellington than the subadvisory fee paid to HighMark, and that NFA agreed to reduce its contractual investment advisory fee by an amount that exceeded, based on the Fund’s current assets, all of the savings that would result to NFA from the lower subadvisory fee. The Board considered NFA’s statement that the amount of savings that would be shared with shareholders through the reduction in NFA’s fee would decline at significantly higher and lower asset levels, but would always be greater than 50% of the amount of savings that would result to NFA from the lower subadvisory fee. The Board also considered that the non-compensatory terms of the Subadvisory Agreement are substantially similar in all material respects to the terms of the subadvisory agreements that the Trust currently has in place for other Nationwide Funds.

No information was presented to the Board regarding the expected profitability of the Subadvisory Agreement.

Based on these and other considerations, none of which was individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust counsel, and independent legal counsel, the Board members, including all of the Independent Trustees, determined that the services to be provided by Wellington and the fees to be paid to Wellington each appeared on the basis of the information presented to be acceptable, and unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

149

Supplemental Information (Continued)

April 30, 2018 (Unaudited)

Nationwide Large Cap Equity Fund — Initial Approval of Diamond Hill Agreement

Summary of Factors Considered by the Board

At the November 8, 2017 special meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the Nationwide Large Cap Equity Fund (the “Fund”), the appointment of Diamond Hill Capital Management, Inc. (“Diamond Hill”) as subadviser to the Fund pursuant to a new subadvisory agreement (the “Subadvisory Agreement”). Diamond Hill replaces HighMark Capital Management, Inc. (“HighMark”), the previous subadviser to the Fund. The Board was provided with detailed materials in advance of the meeting relating to Diamond Hill. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Subadvisory Agreement.

In making its determinations, the Board considered information provided to as to Diamond Hill, including, among other things, information relating to Diamond Hill’s investment strategy and process for the Fund. The Board also considered the experience of the investment personnel of Diamond Hill that would be managing the Fund. The Board considered that Diamond Hill would manage the Fund initially using the “non-concentrated” version of its investment strategy, but that NFA expected that Diamond Hill would use the concentrated version of the strategy in managing the Fund if shareholders were in the future to approve the change of the Fund’s status from a “diversified” investment company to a “non-diversified” investment company. A non-diversified investment company may focus its investments in a smaller number of securities than may a diversified investment company. The Board considered information concerning the past performance record of Diamond Hill in managing an investment strategy comparable to the strategy it would use in managing the Fund’s assets, including both the concentrated and non-concentrated versions of the strategy.

The Board noted that the subadvisory fee that Nationwide Fund Advisors (“NFA”) would pay to Diamond Hill is higher than the fee that NFA previously paid to HighMark, and that the amount of the increase would be borne by NFA. The Board also considered that the non-compensatory terms of the Subadvisory Agreement are substantially similar in all material respects to the terms of the subadvisory agreements that the Trust currently has in place for other Nationwide Funds.

No information was presented to the Board regarding the expected profitability of the Subadvisory Agreement.

Based on these and other considerations, none of which was individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust counsel, and independent legal counsel, the Board members, including all of the Independent Trustees, determined that the services to be provided by Diamond Hill and the fees to be paid to Diamond Hill each appeared on the basis of the information presented to be acceptable, and unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

150

Supplemental Information (Continued)

April 30, 2018 (Unaudited)

Nationwide WCM Focused Small Cap Fund — Initial Approval of WCM Subadvisory Agreement

Summary of Factors Considered by the Board

At the November 8, 2017 special meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the Nationwide WCM Focused Small Cap Fund (the “Fund”), the appointment of WCM Investment Management (“WCM”) as subadviser to the Fund pursuant to a new subadvisory agreement (the “Subadvisory Agreement”). WCM replaces HighMark Capital Management, Inc. (“HighMark”), the previous subadviser to the Fund. The Board requested and was provided with detailed materials relating to WCM in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Subadvisory Agreement.

In making its determinations, the Board considered information provided as to WCM, including, among other things, information relating to WCM’s investment strategy and process for the Fund. The Board considered the experience of the investment personnel of WCM that would be managing the Fund. The Board considered information concerning the past performance record of WCM managing an investment strategy comparable to the strategy it would use in managing the Fund’s assets.

The Board noted that under the proposed subadvisory fee schedule, Nationwide Fund Advisors (“NFA”) would pay a lower subadvisory fee to WCM than the subadvisory fee paid to HighMark and that NFA agreed to reduce its fees, by means of a voluntary fee waiver, to reflect the lower subadvisory fee paid to WCM. The Board also considered that the non-compensatory terms of the Subadvisory Agreement are substantially similar in all material respects to the terms of the subadvisory agreements that the Trust currently has in place for other Nationwide Funds.

No information was presented to the Board regarding the expected profitability of the Subadvisory Agreement.

Based on these and other considerations, none of which was individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust counsel, and independent legal counsel, the Board members, including all of the Independent Trustees, determined that the services to be provided by WCM and the fees to be paid to WCM each appeared on the basis of the information presented to be acceptable, and unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

151

Supplemental Information

Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Bond Fund

Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

Nationwide Core Plus Bond Fund

Nationwide Emerging Markets Debt Fund

Nationwide Fund

Nationwide Global Sustainable Equity Fund (formerly, Nationwide Global Equity Fund)

Nationwide Government Money Market Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Inflation-Protected Securities Fund

Nationwide International Small Cap Fund

Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)

Nationwide Ziegler Equity Income Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2018 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the continuation of the Advisory Agreements. In response to that request, the

152

Supplemental Information (Continued)

Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s performance rankings (over multiple periods ended August 31, 2017) compared with performance universes created by Broadridge of similar or peer group funds and expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Adviser also provided to the Trustees comparative expense information for customized peer groups created by the Adviser, for certain Funds where the Adviser did not consider that the Broadridge peer group provided an appropriate comparison.

In January 2018, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2018 meeting was to ensure that the Trustees had the opportunity to consider and discuss matters they deemed relevant to the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the continuation of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2018 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2018 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2018 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2018 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during a telephonic meeting in advance of the March 2018 meeting and during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

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Supplemental Information (Continued)

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Funds without identified performance or expense challenges

Nationwide Amundi Strategic Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Emerging Markets Equity Fund, Nationwide Bailard Technology & Science Fund, Nationwide Emerging Markets Debt Fund, Nationwide Fund, Nationwide Growth Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Inflation-Protected Securities Fund, Nationwide International Small Cap Fund, Nationwide Large Cap Equity Fund, Nationwide Loomis Short Term Bond Fund, and Nationwide Ziegler Equity Income Fund.

Performance

The Trustees considered detailed information regarding the investment performance of each of the Funds, including among other things factors that had enhanced and detracted from a Fund’s performance, short- and longer-term trends in performance, and market conditions. They also considered that each of the Funds had achieved relative performance in at least the third comparative quintile (and for a number of Funds more favorable performance) for the three-year period ended August 31, 2017 (or the one-year period with respect to Nationwide Amundi Strategic Income Fund and Nationwide Emerging Markets Debt Fund, which commenced operations in November 2015 and February 2016, respectively). The Trustees determined on the basis of all of the information presented to them that each of the Funds had achieved a level of performance consistent with continuation of the Fund’s advisory agreement. As to Nationwide International Small Cap Fund, the Trustees considered that the Fund had only been in operation for a relatively short period of time as the Fund commenced operations in December 2016, and so did not make any performance determination with respect to that Fund.

Actual Advisory Fee and Total Expense Ratio

The Trustees considered information concerning the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds. They considered, among other things, any

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Supplemental Information (Continued)

fee reductions or expense limitations that were in effect during the Fund’s last fiscal year, comparative information regarding the fees and expenses of peer funds, and the comparative quintile ranking of each Fund’s fees and expenses against its Broadridge expense group (where each Fund ranked in at least the third comparative quintile). After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Nationwide Amundi Global High Yield Fund, Nationwide Bailard International Equities Fund, Nationwide Core Plus Bond Fund, Nationwide Government Money Market Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Small Company Growth Fund, and Nationwide WCM Focused Small Cap Fund.

Performance

The Trustees considered detailed information regarding the investment performance of each of the Funds, including among other things factors that had enhanced and detracted from a Fund’s performance, short- and longer-term trends in performance, and market conditions. They also considered that each of the Funds had achieved relative performance in at least the third comparative quintile (and for a number of Funds more favorable performance) for the three-year period ended August 31, 2017 (or the one-year period with respect to Nationwide Amundi Global High Yield Fund, which commenced operations in November 2015). The Trustees determined on the basis of all of the information presented to them that each of the Funds had achieved a level of performance consistent with continuation of the Fund’s advisory agreement.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that each of the Funds had an actual advisory fee or total expense ratio, or both, that ranked at a level (typically below the third comparative quintile) that warranted additional consideration. The Trustees considered the following factors, among others.

Nationwide Amundi Global High Yield Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Fund’s Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s Broadridge expense group included both global and domestic high yield funds; that a number of the Fund’s peers are quite small, with substantial waivers, which had the effect of reducing their actual advisory fees; and that, when the peer group was adjusted to eliminate those factors, the Fund’s actual advisory fee compared more favorably with peers.

Nationwide Bailard International Equities Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Fund’s Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee compared more favorably against its peers in the preceding year, and that this year’s comparison was affected adversely not by any change in the Fund’s advisory fee but largely by a change in the peer funds against which the Fund was compared; and that, by comparison with the new peer group, the Fund’s actual advisory fee for the current year was only slightly outside the third comparative quintile.

Nationwide Core Plus Bond Fund. The Trustees noted that the Fund’s actual advisory fee and total expense ratio were relatively high compared to the Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee and total

155

Supplemental Information (Continued)

expense ratio compared more favorably against its peers in the preceding year, and that this year’s comparison was affected adversely not by any change in the Fund’s advisory fee but by changes in the specific peers against which the Fund was compared; that, because the expenses of the Fund’s peers fall within a relatively narrow range, small actual differences in fees and expenses may result in large percentage differences in peer rankings; that the Fund has achieved asset growth in the past year and that the effect of breakpoints in the Fund’s advisory fee rate will be to limit the Fund’s expenses over time; and that the Fund’s actual advisory fee and total expense ratio for the current year was only slightly outside the third comparative quintile.

Nationwide Government Money Market Fund. The Trustees noted that the Fund’s actual advisory fee and total expense ratio were relatively high compared to the Broadridge expense group. The Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017. The Trustees considered the Adviser’s statements that, due to extraordinary fee waivers and expense limitations during the recent period of historically low short-term interest rates, the comparability of advisory fees and total expense ratios presented for peer funds in the Broadridge expense group was limited. In light of developments in the market for comparable funds the Trustees determined to continue to monitor the fees paid by the Fund to determine whether further fee changes might be appropriate.

Nationwide Geneva Small Cap Growth Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee fell outside the third comparative quintile by less than one basis point, and that the Fund’s total expense ratio (including 12b-1 / non 12b-1 service fees) ranked in the second comparative quintile relative to peers’ total expense ratios (including 12b-1 / non 12b-1 service fees) and the Fund’s total expense ratio (excluding 12b-1 / non 12b-1 service fees) ranked in the third comparative quintile relative to peers’ total expense ratios (excluding 12b-1 / non 12b-1 service fees). The Trustees also considered reasons cited by the Adviser why the lower fees and expenses of certain of the Funds should be given less weight.

Nationwide Small Company Growth Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Broadridge expense group. The Trustees noted the Adviser’s statement that the Fund offers a premier small-capitalization investment sub-adviser in a capacity constrained strategy, and has achieved very favorable investment performance. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee compared more favorably against its peers in the preceding year, and that this year’s comparison was affected adversely not by any change in the Fund’s advisory fee but by changes in the specific peers against which the Fund was compared. The Trustees also considered reasons cited by the Adviser why the lower fees of certain of the Funds should be given less weight.

Nationwide WCM Focused Small Cap Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Broadridge expense group. The Trustees considered the Adviser’s statements that the Adviser had reduced its advisory fee in May 2017 by 5 basis points, and that it reduced the advisory fee 2.5 basis points further in connection with the recent change in the Fund’s subadvisers; and that the change in the components of the Fund’s peer group from the preceding year to the current year affected the comparative position of the Fund’s advisory fee against its peers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

156

Supplemental Information (Continued)

Funds with performance challenges but without identified expense challenges

Nationwide Bond Fund, Nationwide California Intermediate Tax Free Bond Fund, Nationwide Global Sustainable Equity Fund, and Nationwide National Intermediate Tax Free Bond Fund.

Actual Advisory Fee and Total Expense Ratio

The Trustees considered information concerning the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds. They considered, among other things, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year, comparative information regarding the fees and expenses of peer funds, and the comparative quintile ranking of each Fund’s fees and expenses against its Broadridge expense group (where each Fund ranked in at least the third comparative quintile). After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Performance

The Trustees identified each of these Funds as having achieved a level of total return performance that warranted additional consideration, based on comparison with funds in their respective performance universes for the three-year period ended August 31, 2017. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as information provided during investment review meetings conducted by the Board with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

Nationwide Bond Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result of unfavorable sector allocations and the Fund’s relatively conservative positioning in a market that generally has rewarded more aggressive investment approaches, but that the Funds’ investments have performed appropriately in light of the Fund’s risk profile and investment strategy.

Nationwide California Intermediate Tax Free Bond Fund and Nationwide National Intermediate Tax Free Bond Fund. The Trustees considered that, effective November 2017, a new Sub-Adviser replaced the former Sub-Adviser to each Fund, and observed that each Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

Nationwide Global Sustainable Equity Fund. The Trustees considered that a new portfolio management team at the Sub-Adviser employing a sustainability-oriented investment strategy began managing the Fund in December 2015, and that the Fund’s performance had improved to the second comparative quintile for the one-year period from the fifth comparative quintile for the three-year period.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

Funds with performance and expense challenges

Nationwide Loomis Core Bond Fund, Nationwide U.S. Small Cap Value Fund, and Nationwide Ziegler Wisconsin Tax Exempt Fund.

157

Supplemental Information (Continued)

The Trustees identified each of these Funds as having achieved a level of total return performance that warranted additional consideration, based on comparison with funds in their respective performance universes for the three-year period ended August 31, 2017. In addition, the Trustees considered that each of the Funds had an actual advisory fee or total expense ratio that ranked at a level (typically below the third comparative quintile) that justified more detailed review.

Nationwide Loomis Core Bond Fund. The Trustees considered that the underperformance of the Fund was attributable to the former Sub-Adviser to the Fund, which was replaced by the Fund’s current Sub-Adviser November 2017.

As to the Fund’s advisory fees, the Trustees noted the Adviser’s statement that the Fund’s total expenses are within the first quintile compared to the funds in its Broadridge expense group, that, because the expenses of the Fund’s peers fall within a relatively narrow range, small actual differences in fees and expenses may result in large percentage differences in peer rankings, and that the Adviser has reduced its advisory fee by three basis points in the past year.

Nationwide U.S. Small Cap Value Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was principally the result of the Adviser’s investment style and discipline, which underperformed under current market conditions. The Trustees considered the Adviser’s statement that the Sub-Adviser’s investment process has been consistent since the portfolio management team began managing the Fund and that the Sub-Adviser expects its process to provide positive results over time. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that the Fund’s total expenses are within the first quintile compared to the funds in its Broadridge expense group and that the Adviser reduced its advisory fee by five basis points in 2016. They also noted that the Fund’s advisory fee appeared less favorable in the current year by comparison with its peers due in large part to turnover in the members of its peer group from the preceding year.

Nationwide Ziegler Wisconsin Tax Exempt Fund. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund and evaluating its future viability

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that: (i) the Adviser’s explanation regarding these Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period; and (ii) each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund to determine whether breakpoints might become appropriate.

-    -    -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements.

158

Management Information

April 30, 2018

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 51 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	111

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2000. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	111

159

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	111

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	111

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Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	111

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Granage Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

Lydia M. Marshall[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1949	Trustee since June 2014	111

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Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer) Principal of LM Marshall LLC (investment and business consulting) since 2007.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2001-present, Director of Nationwide Mutual Fire Insurance Company 2001-present, Director of Nationwide Corporation 2001-present, Director of Public Welfare Foundation (non-profit foundation) 2009-present, Trustee of Nationwide Foundation 2002-2014, and Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company.[2]

Eric E. Miller
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015

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Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual Insurance Company.[2]

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

163

Market Index Definitions

Bloomberg Barclays 7-Year Municipal Bond Index: An unmanaged index that measures the performance of U.S. dollar-denominated tax-exempt bonds with maturities of seven years, including state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Bloomberg Barclays U.S. Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Index with a remaining maturity of one to three years, including Treasurys, government-related issues and corporate securities.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues, which includes Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency) with maturities of one year or more; generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM (Series-L): An unmanaged index that measures the performance of rules-based, market value-weighted inflation-protected securities issued by the U.S. Treasury with a remaining maturity of at least one year; a subset of the Global Inflation-Linked Index (Series-L).

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill). © 2018 Citigroup Index LLC. All rights reserved.

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

ICE BofAML Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.

Note about BofA Merrill Lynch Indexes

Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services.

iMoneyNet Money Fund Average™ Government All: An average of government money market funds. Government money market funds may invest in U.S. Treasurys, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.

164

Market Index Definitions (cont.)

JPM EMBI Global Diversified Index: An unmanaged index in the Government Bond Index-Emerging Markets (GBI-EM) series that measures the local market performance of U.S. dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.

Note about JPMorgan Indexes

Information has been obtained from sources believed to be reliable but JPMorgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan’s prior written approval. Copyright 2018, JPMorgan Chase & Co. All rights reserved.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

Morningstar® (Mstar) Target Risk Indexes: A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.

●	The Morningstar® Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
●	The Morningstar® Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
●	The Morningstar® Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
●	The Morningstar® Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
●	The Morningstar® Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI EAFE® Small Cap Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of small-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

165

Market Index Definitions (cont.)

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index: An unmanaged, market capitalization-weighted index based on the Russell 3000® Index. The Russell 3000 Growth Index includes companies that display signs of above-average growth. The index is used to provide a gauge of the performance of growth stocks in the U.S.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the information technology sector and the internet retail sub-industry from the consumer discretionary sector of the U.S. equity market.

166

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Bottom-up investment approach: A method of investing that involves: 1) focusing on an individual company, 2) rather than on the industry in which a company operates, or 3) on the economy as a whole. It is the microeconomic analysis of a company or stock.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.

167

Glossary (cont.)

Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.

Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.

High-yield bonds (also known as junk bonds): Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are

168

Glossary (cont.)

supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

169

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nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), except Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. ©2018

SAR-CEQ  (6/18)

Semiannual Report

April 30, 2018 (Unaudited)

Nationwide Mutual Funds

Equity Funds

Nationwide Geneva Small Cap Growth Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Message to Investors

Dear Investor,

The financial markets experienced a choppy start in 2018 as long-term interest rates jumped and the S&P 500® Index (S&P 500) fell into its first correction in two years. Firming inflation data and rising rate hike expectations led to higher Treasury yields, which in turn helped to push stock prices lower.

From a broader perspective, the long-running economic expansion still appears unlikely to be in peril anytime soon. The labor market continues to tighten, slowly but surely putting upward pressure on wage growth and consumer confidence. Ebb and flow likely will continue in both the economy and financial markets, but the underlying path for now should continue to be to the upside.

Economic Review

During the semiannual period ended April 30, 2018, equity markets moderated, as investors became increasingly focused on risks and the potential for a peak in fundamentals. Volatility increased substantially following an unusual period of strength and calm experienced between the 2016 U.S. presidential election and late 2017. Fixed-income returns were mostly negative, as increasing inflation concerns caused investors to adjust their expectation for Federal Reserve action. U.S. equities were higher, with the S&P 500 returning 3.82% for the reporting period. International markets were strong despite increasing concern over the health of the global economy. The MSCI EAFE® Index (MSCI EAFE) returned 3.41% for the period, while the MSCI Emerging Markets® Index was stronger, returning 4.80%.

In the United States, equity markets started strong during the semiannual reporting period, then entered a volatile period that lacked direction. The first half of the period was strong on optimism concerning tax reform and the strength of corporate profits, but saw a sharp correction in February on fears of inflation, rising interest rates and the prospect for a trade war. Gross domestic product (GDP) continued to be strong, with the fourth calendar quarter of 2017 up 2.9% and the first quarter of 2018 up 2.3%. Corporate profits have benefited from strong revenues and the boost from tax reform, with earnings growth of 16% in the fourth calendar quarter of 2017 and 25% in the first quarter of 2018. Expectations are for continued strong growth, with 7% sales growth and 20% earnings growth forecast for 2018.

Long-term rates moved higher during the reporting period.

The Federal Reserve continued its steady path for a higher federal funds rate, moving to raise rates by 0.25% in both December 2017 and March 2018. Inflation is moving toward the Fed’s 2% target, economic growth remains strong, and fears of global deflation have moderated, allowing the Federal Open Market Committee (FOMC) to target two additional rate hikes in 2018. Long-term rates moved higher during the semiannual reporting period, with the 10-year U.S. Treasury yield rising from 2.37% to 2.93%, reaching the highest level in more than four years.

Entering the reporting period, the S&P 500 had an unprecedented period of strength and calm, with a record streak of positive returns from November 2016 through January 2018. That reversed quickly in February, with a precipitous drop from an all-time high to a 10% correction in just nine trading days, primarily driven by fears of inflation and rising interest rates. The remainder of the reporting period saw a gradual return to calm and a relatively tight trading pattern as investors waited on the sidelines for signs of a resumed move higher.

S&P 500 returns ranged from 5.7% in January 2018 (the best month since March 2016) to -3.7% in February 2018 (the worst month since January 2016). The best-performing sectors were consumer discretionary, energy and technology, while consumer staples, real estate and materials lagged. Growth stocks outperformed value stocks for the reporting period, while small-capitalization stocks modestly beat large-cap stocks.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks were higher for the reporting period, continuing an extended period of

1

strength. Since mid-2016, the MSCI EAFE has outperformed the S&P 500 in four of seven quarters, as optimism has grown surrounding the synchronized global growth environment. During the reporting period, the MSCI Emerging Markets Index outperformed the S&P 500, while the MSCI EAFE slightly underperformed the S&P 500. Economic data began to moderate throughout the period, particularly in Europe, as the strong euro in 2017 was a headwind for growth. Fears of growing trade tensions and rising commodity prices also acted as a headwind, causing relative weakness late in the reporting period.

The performance of fixed-income markets was mixed during the reporting period, as rising interest rates across the yield curve were largely offset by tightening credit spreads. The 10-year Treasury yield rose by 0.56% during the period, while the 2-year yield gained 0.9%; spreads narrowed between the two rates to 0.45%, the lowest spread since 2007. Credit spreads were little changed during the reporting period.

Index	Semiannual Total Returns (as of April 30, 2018)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	-0.49%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-3.48%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	-2.25%
Bloomberg Barclays Municipal Bond	-0.97%
Bloomberg Barclays U.S. Aggregate Bond	-1.87%
Bloomberg Barclays U.S. Corporate High Yield	-0.17%
MSCI EAFE®	3.41%
MSCI Emerging Markets®	4.80%
MSCI World ex USA	3.04%
Russell 1000® Growth	5.46%
Russell 1000® Value	1.94%
Russell 2000®	3.27%
S&P 500®	3.82%

Source: Morningstar

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

2

Fund Overview	Nationwide Geneva Small Cap Growth Fund

Asset Allocation†

Common Stocks	95.2%
Repurchase Agreement	3.8%
Short-Term Investments	3.1%
Liabilities in excess of other assets	(2.1)%
100.0%

Top Industries††

Software	15.2%
Health Care Equipment & Supplies	11.9%
Machinery	8.6%
Banks	5.6%
Health Care Technology	3.7%
Capital Markets	3.4%
Internet Software & Services	3.2%
Chemicals	3.1%
Auto Components	2.5%
Road & Rail	2.4%
Other Industries*	40.4%
100.0%

Top Holdings††

Paycom Software, Inc.	3.0%
Cantel Medical Corp.	3.0%
Tyler Technologies, Inc.	2.9%
Fidelity Investments Money Market Prime Money Market Portfolio – Institutional Class, 1.89%	2.8%
Blackbaud, Inc.	2.7%
Neogen Corp.	2.4%
Bright Horizons Family Solutions, Inc.	2.4%
MarketAxess Holdings, Inc.	2.3%
Medidata Solutions, Inc.	2.2%
Bio-Techne Corp.	2.2%
Other Holdings*	74.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

3

Shareholder Expense Example	Nationwide Geneva Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Geneva Small Cap Growth Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,066.20	6.40	1.25
	Hypothetical	(a)(b)	1,000.00	1,018.60	6.26	1.25
Class C Shares	Actual	(a)	1,000.00	1,062.60	10.02	1.96
	Hypothetical	(a)(b)	1,000.00	1,015.08	9.79	1.96
Class R6 Shares	Actual	(a)	1,000.00	1,068.30	4.46	0.87
	Hypothetical	(a)(b)	1,000.00	1,020.48	4.36	0.87
Institutional Service Class Shares	Actual	(a)	1,000.00	1,067.70	4.97	0.97
	Hypothetical	(a)(b)	1,000.00	1,019.98	4.86	0.97

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 95.2%

	Shares	Value

Airlines 2.1%
Allegiant Travel Co. (a)	105,681	$16,935,380

Auto Components 2.6%
Dorman Products, Inc.*	146,085	9,387,422
Fox Factory Holding Corp.*	341,068	11,340,511

		20,727,933

Banks 5.7%
Bank of the Ozarks, Inc.*	373,222	17,466,790
Pacific Premier Bancorp, Inc.*	315,831	12,554,282
Texas Capital Bancshares, Inc.*	164,892	16,266,596

		46,287,668

Biotechnology 1.4%
Ligand Pharmaceuticals, Inc.*	71,906	11,134,644

Building Products 2.4%
AAON, Inc.	254,558	8,654,972
Trex Co., Inc.*	102,562	10,654,141

		19,309,113

Capital Markets 3.4%
FactSet Research Systems, Inc.	47,805	9,040,404
MarketAxess Holdings, Inc.	93,669	18,605,473

		27,645,877

Chemicals 3.1%
Balchem Corp.	156,399	13,800,648
Sensient Technologies Corp.	170,474	11,362,092

		25,162,740

Commercial Services & Supplies 1.7%
Healthcare Services Group, Inc. (a)	346,043	13,367,641

Diversified Consumer Services 2.4%
Bright Horizons Family Solutions, Inc.*	203,962	19,351,915

Electronic Equipment, Instruments & Components 2.0%
Cognex Corp.	144,629	6,689,091
ePlus, Inc.*	123,032	9,824,105

		16,513,196

Food Products 1.9%
J&J Snack Foods Corp.	110,364	15,165,117

Health Care Equipment & Supplies 12.2%
ABIOMED, Inc.*	22,425	6,748,804
Cantel Medical Corp.	218,886	24,530,554
Globus Medical, Inc., Class A*	291,091	14,900,948
LeMaitre Vascular, Inc.	259,220	8,152,469
Masimo Corp.*	171,930	15,427,279
Neogen Corp.*	293,142	19,977,627
Tactile Systems Technology, Inc.* (a)	236,334	8,226,787

		97,964,468

Health Care Providers & Services 1.9%
HealthEquity, Inc.*	230,630	15,145,472

Common Stocks (continued)

	Shares	Value

Health Care Technology 3.8%
Medidata Solutions, Inc.*	256,499	$18,303,769
Omnicell, Inc.*	276,883	11,933,657

		30,237,426

Hotels, Restaurants & Leisure 2.4%
Chuy’s Holdings, Inc.*	100,221	2,866,321
Texas Roadhouse, Inc.	257,955	16,529,756

		19,396,077

Insurance 0.9%
Kinsale Capital Group, Inc.	147,507	7,603,986

Internet Software & Services 3.2%
Alarm.com Holdings, Inc.*	271,180	10,950,248
Envestnet, Inc.*	276,519	15,014,982

		25,965,230

IT Services 1.6%
ExlService Holdings, Inc.*	216,580	12,520,490

Leisure Products 0.8%
Nautilus, Inc.*	425,759	6,194,793

Life Sciences Tools & Services 2.2%
Bio-Techne Corp.	119,028	17,962,515

Machinery 8.7%
Barnes Group, Inc.	209,664	11,642,642
Donaldson Co., Inc.	326,630	14,456,644
Middleby Corp. (The)*	109,200	13,741,728
Proto Labs, Inc.*	115,509	13,762,897
RBC Bearings, Inc.*	145,021	16,877,544

		70,481,455

Multiline Retail 1.7%
Ollie’s Bargain Outlet Holdings, Inc.*	218,643	13,599,595

Pharmaceuticals 1.5%
Supernus Pharmaceuticals, Inc.*	251,931	11,815,564

Professional Services 2.2%
Exponent, Inc.	200,928	17,360,179

Road & Rail 2.5%
Genesee & Wyoming, Inc., Class A*	134,437	9,571,914
Marten Transport Ltd.	538,357	10,497,962

		20,069,876

Semiconductors & Semiconductor Equipment 2.2%
Inphi Corp.* (a)	220,312	6,296,517
Monolithic Power Systems, Inc.	100,585	11,778,503

		18,075,020

Software 15.5%
Blackbaud, Inc.	211,970	22,248,371
Bottomline Technologies de, Inc.*	327,115	12,927,585
Descartes Systems Group, Inc. (The)*	132,079	3,902,934
Ellie Mae, Inc.* (a)	118,979	11,525,496
Fair Isaac Corp.*	94,276	16,326,718
Paycom Software, Inc.* (a)	218,036	24,901,892

5

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

Software (continued)
Tyler Technologies, Inc.*	110,535	$24,198,322
Ultimate Software Group, Inc. (The)*	36,885	8,849,449

		124,880,767

Specialty Retail 0.4%
Monro, Inc. (a)	56,784	3,177,065

Thrifts & Mortgage Finance 1.3%
BofI Holding, Inc.*	251,524	10,131,387

Trading Companies & Distributors 1.5%
Beacon Roofing Supply, Inc.*	254,465	12,456,062

Total Common Stocks (cost $584,669,679)		766,638,651

Short-Term Investments 3.1%
Money Market Fund 3.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (b)(c)	2,194,486	2,194,486
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.89% (b)	22,923,186	22,930,063

Total Short-Term Investment (cost $25,123,934)		25,124,549

Repurchase Agreement 3.8%

	Principal Amount

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $30,486,577, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $31,094,849. (c)(d)	$30,485,146	30,485,146

Total Repurchase Agreement (cost $30,485,146)		30,485,146

Total Investments (cost $640,278,759) — 102.1%		822,248,346

Liabilities in excess of other assets — (2.1)%		(16,692,172)

NET ASSETS — 100.0%		$805,556,174

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $57,151,207, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $2,194,486 and $30,485,146, respectively, and by $25,665,698 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00%- 3.38%, and maturity dates ranging from7/19/2018 - 5/15/20146; a total value of $58,345,330.

(b)	Represents 7-day effective yield as of April 30, 2018.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $32,679,632.

(d)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Geneva Small Cap Growth Fund
Assets:
Investment securities, at value* (cost $609,793,613)	$791,763,200
Repurchase agreement, at value (cost $30,485,146)	30,485,146
Cash	15,000,000
Interest and dividends receivable	44,831
Security lending income receivable	6,718
Receivable for capital shares issued	2,468,399
Prepaid expenses	34,624

Total Assets	839,802,918

Liabilities:
Payable for capital shares redeemed	765,058
Payable upon return of securities loaned (Note 2)	32,679,632
Accrued expenses and other payables:
Investment advisory fees	520,211
Fund administration fees	27,597
Distribution fees	56,694
Administrative servicing fees	159,240
Accounting and transfer agent fees	5,780
Trustee fees	619
Custodian fees	2,154
Compliance program costs (Note 3)	389
Professional fees	16,797
Printing fees	11,757
Other	816

Total Liabilities	34,246,744

Net Assets	$805,556,174

Represented by:
Capital	$603,467,017
Accumulated net investment loss	(5,520,905)
Accumulated net realized gains from investment securities	25,640,475
Net unrealized appreciation/(depreciation) in investment securities	181,969,587

Net Assets	$805,556,174

Net Assets:
Class A Shares	$93,898,783
Class C Shares	44,884,599
Class R6 Shares	117,057,130
Institutional Service Class Shares	549,715,662

Total	$805,556,174

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,645,532
Class C Shares	841,535
Class R6 Shares	1,983,975
Institutional Service Class Shares	9,366,874

Total	13,837,916

7

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Geneva Small Cap Growth Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$57.06
Class C Shares (b)	$53.34
Class R6 Shares	$59.00
Institutional Service Class Shares	$58.69
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$60.54

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $57,151,207 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Geneva Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$1,602,062
Interest income	85,245
Income from securities lending (Note 2)	25,708

Total Income	1,713,015

EXPENSES:
Investment advisory fees	2,983,254
Fund administration fees	125,137
Distribution fees Class A	123,161
Distribution fees Class C	221,101
Administrative servicing fees Class A	64,043
Administrative servicing fees Class C	19,899
Administrative servicing fees Institutional Service Class	270,831
Registration and filing fees	37,620
Professional fees	28,145
Printing fees	32,436
Trustee fees	10,602
Custodian fees	13,049
Accounting and transfer agent fees	36,096
Compliance program costs (Note 3)	1,540
Other	9,694

Total Expenses	3,976,608

NET INVESTMENT LOSS	(2,263,593)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities (Note 10)	26,303,745
Net change in unrealized appreciation/depreciation in the value of investment securities	25,080,003

Net realized/unrealized gains	51,383,748

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$49,120,155

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Nationwide Geneva Small Cap Growth Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment loss	$(2,263,593)	$(3,828,348)
Net realized gains	26,303,745	35,361,158
Net change in unrealized appreciation/depreciation	25,080,003	124,448,597

Change in net assets resulting from operations	49,120,155	155,981,407

Distributions to Shareholders From:
Net realized gains:
Class A	(4,739,681)	(139,971)
Class C	(2,117,954)	(59,320)
Class R6 (a)	(2,975,704)	(73,671)
Institutional Service Class	(22,757,130)	(559,568)

Change in net assets from shareholder distributions	(32,590,469)	(832,530)

Change in net assets from capital transactions	65,134,054	117,541,271

Change in net assets	81,663,740	272,690,148

Net Assets:
Beginning of period	723,892,434	451,202,286

End of period	$805,556,174	$723,892,434

Accumulated net investment loss at end of period	$(5,520,905)	$(3,257,312)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$11,648,977	$34,665,190
Dividends reinvested	4,618,954	137,508
Cost of shares redeemed	(32,578,049)	(31,094,277)

Total Class A Shares	(16,310,118)	3,708,421

Class C Shares
Proceeds from shares issued	2,359,951	10,910,259
Dividends reinvested	1,932,235	53,987
Cost of shares redeemed	(3,493,697)	(7,615,115)

Total Class C Shares	798,489	3,349,131

Class R6 Shares (a)
Proceeds from shares issued	60,267,150	31,897,185
Dividends reinvested	2,814,821	66,308
Cost of shares redeemed	(13,934,734)	(20,203,103)

Total Class R6 Shares	49,147,237	11,760,390

Institutional Service Class Shares
Proceeds from shares issued	134,630,678	249,552,757
Dividends reinvested	20,985,049	487,703
Cost of shares redeemed	(124,117,281)	(151,317,131)

Total Institutional Service Class Shares	31,498,446	98,723,329

Change in net assets from capital transactions	$65,134,054	$117,541,271

10

Statements of Changes in Net Assets (Continued)

	Nationwide Geneva Small Cap Growth Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS:
Class A Shares
Issued	206,399	685,982
Reinvested	84,488	2,923
Redeemed	(579,279)	(623,292)

Total Class A Shares	(288,392)	65,613

Class C Shares
Issued	45,070	231,105
Reinvested	37,717	1,212
Redeemed	(66,356)	(162,804)

Total Class C Shares	16,431	69,513

Class R6 Shares (a)
Issued	1,051,909	608,974
Reinvested	49,864	1,372
Redeemed	(239,922)	(402,584)

Total Class R6 Shares	861,851	207,762

Institutional Service Class Shares
Issued	2,327,931	4,864,994
Reinvested	373,599	10,129
Redeemed	(2,155,254)	(2,940,587)

Total Institutional Service Class Shares	546,276	1,934,536

Total change in shares	1,136,166	2,277,424

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Geneva Small Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Loss to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (c)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$56.05	(0.22)	3.82	3.60	(2.59)	(2.59)	$57.06	6.62%		$93,898,783	1.25%	(0.79%	)	1.25%	11.51%
Year Ended October 31, 2017	$42.70	(0.41)	13.84	13.43	(0.08)	(0.08)	$56.05	31.48%		$108,399,265	1.27%	(0.82%	)	1.27%	22.48%
Year Ended October 31, 2016	$44.80	(0.36)	0.42	0.06	(2.16)	(2.16)	$42.70	0.20%	(h)	$79,769,181	1.31%	(0.86%	)	1.31%	15.18%
Year Ended October 31, 2015	$42.54	(0.43)	5.23	4.80	(2.54)	(2.54)	$44.80	12.27%	(h)	$58,860,727	1.43%	(1.00%	)	1.43%	31.89%
Period Ended October 31, 2014 (i)	$39.92	(0.13)	2.75	2.62	–	–	$42.54	6.56%		$32,021,519	1.62%	(1.29%	)	1.66%	7.48%
Year Ended July 31, 2014	$40.05	(0.49)	1.76	1.27	(1.40)	(1.40)	$39.92	2.94%		$27,931,521	1.59%	(1.15%	)	1.61%	27.16%
Year Ended July 31, 2013	$31.36	(0.42)	10.63	10.21	(1.52)	(1.52)	$40.05	33.86%		$24,629,215	1.62%	(1.21%	)	1.88%	30.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$52.73	(0.39)	3.59	3.20	(2.59)	(2.59)	$53.34	6.26%		$44,884,599	1.96%	(1.50%	)	1.96%	11.51%
Year Ended October 31, 2017	$40.46	(0.73)	13.08	12.35	(0.08)	(0.08)	$52.73	30.55%		$43,511,654	1.98%	(1.54%	)	1.98%	22.48%
Year Ended October 31, 2016	$42.88	(0.65)	0.39	(0.26)	(2.16)	(2.16)	$40.46	(0.57%	)	$30,572,627	2.05%	(1.60%	)	2.05%	15.18%
Year Ended October 31, 2015	$41.10	(0.71)	5.03	4.32	(2.54)	(2.54)	$42.88	11.49%		$20,731,518	2.16%	(1.70%	)	2.16%	31.89%
Period Ended October 31, 2014 (i)	$38.62	(0.19)	2.67	2.48	–	–	$41.10	6.42%		$15,922,693	2.22%	(1.89%	)	2.36%	7.48%
Year Ended July 31, 2014	$39.04	(0.73)	1.71	0.98	(1.40)	(1.40)	$38.62	2.26%		$15,458,648	2.22%	(1.78%	)	2.26%	27.16%
Year Ended July 31, 2013	$30.78	(0.62)	10.40	9.78	(1.52)	(1.52)	$39.04	33.08%		$11,961,250	2.22%	(1.81%	)	2.38%	30.00%

Class R6 Shares (j)
Six Months Ended April 30, 2018 (Unaudited)	$57.76	(0.12)	3.95	3.83	(2.59)	(2.59)	$59.00	6.83%		$117,057,130	0.87%	(0.42%	)	0.87%	11.51%
Year Ended October 31, 2017	$43.83	(0.23)	14.24	14.01	(0.08)	(0.08)	$57.76	31.99%	(h)	$64,816,478	0.90%	(0.45%	)	0.90%	22.48%
Year Ended October 31, 2016	$45.78	(0.21)	0.42	0.21	(2.16)	(2.16)	$43.83	0.54%	(h)	$40,080,981	0.94%	(0.49%	)	0.94%	15.18%
Year Ended October 31, 2015	$43.25	(0.32)	5.39	5.07	(2.54)	(2.54)	$45.78	12.72%		$29,607,199	0.94%	(0.71%	)	0.94%	31.89%
Period Ended October 31, 2014 (i)	$40.54	(0.09)	2.80	2.71	–	–	$43.25	6.68%		$681,379	1.22%	(0.90%	)	1.28%	7.48%
Period Ended July 31, 2014 (k)	$43.05	(0.28)	(0.83)	(1.11)	(1.40)	(1.40)	$40.54	(2.79%	)	$483,778	1.18%	(0.77%	)	1.18%	27.16%

Institutional Service Class Shares (l)
Six Months Ended April 30, 2018 (Unaudited)	$57.50	(0.15)	3.93	3.78	(2.59)	(2.59)	$58.69	6.77%		$549,715,662	0.97%	(0.52%	)	0.97%	11.51%
Year Ended October 31, 2017	$43.68	(0.29)	14.19	13.90	(0.08)	(0.08)	$57.50	31.85%		$507,165,037	1.00%	(0.56%	)	1.00%	22.48%
Year Ended October 31, 2016	$45.67	(0.26)	0.43	0.17	(2.16)	(2.16)	$43.68	0.45%		$300,779,497	1.04%	(0.59%	)	1.04%	15.18%
Year Ended October 31, 2015	$43.19	(0.31)	5.33	5.02	(2.54)	(2.54)	$45.67	12.61%		$166,949,030	1.16%	(0.71%	)	1.16%	31.89%
Period Ended October 31, 2014 (i)	$40.50	(0.11)	2.80	2.69	–	–	$43.19	6.64%		$109,266,656	1.37%	(1.04%	)	1.38%	7.48%
Year Ended July 31, 2014	$40.51	(0.37)	1.76	1.39	(1.40)	(1.40)	$40.50	3.21%		$97,340,606	1.30%	(0.86%	)	1.33%	27.16%
Year Ended July 31, 2013	$31.63	(0.34)	10.74	10.40	(1.52)	(1.52)	$40.51	34.18%		$73,085,618	1.36%	(0.95%	)	1.63%	30.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	For the period from August 1, 2014 through October 31, 2014.
(j)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(l)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2018, the Trust operates fifty-one (51) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva Small Cap Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

The Fund currently offers Class A, Class C, Class R6 and Institutional Service Class shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

13

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

14

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$766,638,651	$—	$—	$766,638,651
Repurchase Agreement	—	30,485,146	—	30,485,146
Short-Term Investments	25,124,549	—	—	25,124,549
Total	$791,763,200	$30,485,146	$—	$822,248,346

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2018, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Securities Lending

During the six months ended April 30, 2018, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from BBH equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities

15

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2018, which were comprised of cash, were as follows:

Amounts of Liabilities Presented in the Statement of Assets and Liabilities
$32,679,632

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2018, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(c)	Joint Repurchase Agreement

During the six months ended April 30, 2018, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes

16

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At April 30, 2018, the joint repo on a gross basis was as follows:

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $333,515,656, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $340,170,000.

At April 30, 2018, the Fund’s investment in the joint repo was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repo was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BNP Paribas Securities Corp	$30,485,146	$—	$30,485,146	$(30,485,146)	$—

Amounts designated as “—” are zero.

*	At April 30, 2018, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for each Fund’s undivided interest in the joint repo and related collateral.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Fund’s Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital

17

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative service fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Henderson Geneva Capital Management Ltd. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended April 30, 2018, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.84%
$250 million up to $500 million	0.79%
$500 million and more	0.74%

18

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

For the six months ended April 30, 2018, the Fund’s effective advisory fee rate was 0.79%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.22% for all share classes until February 28, 2019.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2018, there were no cumulative potential reimbursements which could be reimbursed to NFA.

Pursuant to the Expense Limitation Agreement, during the six months ended April 30, 2018, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2018, NFM earned $125,137 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and

19

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2018, the Fund’s portion of such costs amounted to $1,540.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the Fund. For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund’s Class A sales charges range from 0.00% to 5.75% based on the amount of the purchase. During the six months ended April 30, 2018, the Fund imposed front-end sales charges of $41,174. From these fees, NFD retained a portion amounting to $6,719.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable CDSCs are 1.00% for both Class A and Class C shares. During the six months ended April 30, 2018, the Fund imposed CDSCs of $68. NFD retained all of the CDSCs imposed by the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, and Institutional Service Class shares of the Fund. For the six months ended April 30, 2018, the effective rate for administrative service fees was 0.12%, 0.09%, and 0.10% for Class A, Class C, and Institutional Service Class shares, respectively, for a total amount of $354,773.

As of April 30, 2018, NFA or its affiliates directly held 0.06% of the shares outstanding of the Fund.

20

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

4.  Line of Credit and Interfund Lending

The Trust and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2018. During the six months ended April 30, 2018, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among Funds managed by the Advisor. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended April 30, 2018, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended April 30, 2018, the Fund had purchases of $105,274,109 and sales of $83,872,743 (excluding short-term securities).

6.  Portfolio Investment Risks

Other

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government Portfolio, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In

21

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule is June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018 (although the requirement to file the initial Form N-PORT has been extended by the SEC to April 30, 2019 as opposed to the original requirement to file by July 30, 2018). Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements. The Regulation S-X amendments had a compliance date of August 1, 2017 and are reflected in the Fund’s financial statements for the six months ended April 30, 2018.

9.  Other

As of April 30, 2018, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund. The Fund had 2 accounts holding 34.72% of the total outstanding shares of the Fund.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund’s Statement of Operations. During the six months ended April 30, 2018, the Fund recaptured $8,152 of brokerage commissions.

11.  Federal Tax Information

As of April 30, 2018, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Small Cap Growth	$640,697,246	$186,661,316	$(5,110,216)	$181,551,100

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22

Supplemental Information

Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Bond Fund

Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

Nationwide Core Plus Bond Fund

Nationwide Emerging Markets Debt Fund

Nationwide Fund

Nationwide Global Sustainable Equity Fund (formerly, Nationwide Global Equity Fund)

Nationwide Government Money Market Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Inflation-Protected Securities Fund

Nationwide International Small Cap Fund

Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)

Nationwide Ziegler Equity Income Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2018 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the continuation of the Advisory Agreements. In response to that request, the

23

Supplemental Information (Continued)

Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s performance rankings (over multiple periods ended August 31, 2017) compared with performance universes created by Broadridge of similar or peer group funds and expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Adviser also provided to the Trustees comparative expense information for customized peer groups created by the Adviser, for certain Funds where the Adviser did not consider that the Broadridge peer group provided an appropriate comparison.

In January 2018, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2018 meeting was to ensure that the Trustees had the opportunity to consider and discuss matters they deemed relevant to the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the continuation of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2018 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2018 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2018 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2018 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during a telephonic meeting in advance of the March 2018 meeting and during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

24

Supplemental Information (Continued)

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Funds without identified performance or expense challenges

Nationwide Amundi Strategic Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Emerging Markets Equity Fund, Nationwide Bailard Technology & Science Fund, Nationwide Emerging Markets Debt Fund, Nationwide Fund, Nationwide Growth Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Inflation-Protected Securities Fund, Nationwide International Small Cap Fund, Nationwide Large Cap Equity Fund, Nationwide Loomis Short Term Bond Fund, and Nationwide Ziegler Equity Income Fund.

Performance

The Trustees considered detailed information regarding the investment performance of each of the Funds, including among other things factors that had enhanced and detracted from a Fund’s performance, short- and longer-term trends in performance, and market conditions. They also considered that each of the Funds had achieved relative performance in at least the third comparative quintile (and for a number of Funds more favorable performance) for the three-year period ended August 31, 2017 (or the one-year period with respect to Nationwide Amundi Strategic Income Fund and Nationwide Emerging Markets Debt Fund, which commenced operations in November 2015 and February 2016, respectively). The Trustees determined on the basis of all of the information presented to them that each of the Funds had achieved a level of performance consistent with continuation of the Fund’s advisory agreement. As to Nationwide International Small Cap Fund, the Trustees considered that the Fund had only been in operation for a relatively short period of time as the Fund commenced operations in December 2016, and so did not make any performance determination with respect to that Fund.

Actual Advisory Fee and Total Expense Ratio

The Trustees considered information concerning the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds. They considered, among other things, any

25

Supplemental Information (Continued)

fee reductions or expense limitations that were in effect during the Fund’s last fiscal year, comparative information regarding the fees and expenses of peer funds, and the comparative quintile ranking of each Fund’s fees and expenses against its Broadridge expense group (where each Fund ranked in at least the third comparative quintile). After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Nationwide Amundi Global High Yield Fund, Nationwide Bailard International Equities Fund, Nationwide Core Plus Bond Fund, Nationwide Government Money Market Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Small Company Growth Fund, and Nationwide WCM Focused Small Cap Fund.

Performance

The Trustees considered detailed information regarding the investment performance of each of the Funds, including among other things factors that had enhanced and detracted from a Fund’s performance, short- and longer-term trends in performance, and market conditions. They also considered that each of the Funds had achieved relative performance in at least the third comparative quintile (and for a number of Funds more favorable performance) for the three-year period ended August 31, 2017 (or the one-year period with respect to Nationwide Amundi Global High Yield Fund, which commenced operations in November 2015). The Trustees determined on the basis of all of the information presented to them that each of the Funds had achieved a level of performance consistent with continuation of the Fund’s advisory agreement.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that each of the Funds had an actual advisory fee or total expense ratio, or both, that ranked at a level (typically below the third comparative quintile) that warranted additional consideration. The Trustees considered the following factors, among others.

Nationwide Amundi Global High Yield Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Fund’s Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s Broadridge expense group included both global and domestic high yield funds; that a number of the Fund’s peers are quite small, with substantial waivers, which had the effect of reducing their actual advisory fees; and that, when the peer group was adjusted to eliminate those factors, the Fund’s actual advisory fee compared more favorably with peers.

Nationwide Bailard International Equities Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Fund’s Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee compared more favorably against its peers in the preceding year, and that this year’s comparison was affected adversely not by any change in the Fund’s advisory fee but largely by a change in the peer funds against which the Fund was compared; and that, by comparison with the new peer group, the Fund’s actual advisory fee for the current year was only slightly outside the third comparative quintile.

Nationwide Core Plus Bond Fund. The Trustees noted that the Fund’s actual advisory fee and total expense ratio were relatively high compared to the Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee and total

26

Supplemental Information (Continued)

expense ratio compared more favorably against its peers in the preceding year, and that this year’s comparison was affected adversely not by any change in the Fund’s advisory fee but by changes in the specific peers against which the Fund was compared; that, because the expenses of the Fund’s peers fall within a relatively narrow range, small actual differences in fees and expenses may result in large percentage differences in peer rankings; that the Fund has achieved asset growth in the past year and that the effect of breakpoints in the Fund’s advisory fee rate will be to limit the Fund’s expenses over time; and that the Fund’s actual advisory fee and total expense ratio for the current year was only slightly outside the third comparative quintile.

Nationwide Government Money Market Fund. The Trustees noted that the Fund’s actual advisory fee and total expense ratio were relatively high compared to the Broadridge expense group. The Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017. The Trustees considered the Adviser’s statements that, due to extraordinary fee waivers and expense limitations during the recent period of historically low short-term interest rates, the comparability of advisory fees and total expense ratios presented for peer funds in the Broadridge expense group was limited. In light of developments in the market for comparable funds the Trustees determined to continue to monitor the fees paid by the Fund to determine whether further fee changes might be appropriate.

Nationwide Geneva Small Cap Growth Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee fell outside the third comparative quintile by less than one basis point, and that the Fund’s total expense ratio (including 12b-1 / non 12b-1 service fees) ranked in the second comparative quintile relative to peers’ total expense ratios (including 12b-1 / non 12b-1 service fees) and the Fund’s total expense ratio (excluding 12b-1 / non 12b-1 service fees) ranked in the third comparative quintile relative to peers’ total expense ratios (excluding 12b-1 / non 12b-1 service fees). The Trustees also considered reasons cited by the Adviser why the lower fees and expenses of certain of the Funds should be given less weight.

Nationwide Small Company Growth Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Broadridge expense group. The Trustees noted the Adviser’s statement that the Fund offers a premier small-capitalization investment sub-adviser in a capacity constrained strategy, and has achieved very favorable investment performance. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee compared more favorably against its peers in the preceding year, and that this year’s comparison was affected adversely not by any change in the Fund’s advisory fee but by changes in the specific peers against which the Fund was compared. The Trustees also considered reasons cited by the Adviser why the lower fees of certain of the Funds should be given less weight.

Nationwide WCM Focused Small Cap Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Broadridge expense group. The Trustees considered the Adviser’s statements that the Adviser had reduced its advisory fee in May 2017 by 5 basis points, and that it reduced the advisory fee 2.5 basis points further in connection with the recent change in the Fund’s subadvisers; and that the change in the components of the Fund’s peer group from the preceding year to the current year affected the comparative position of the Fund’s advisory fee against its peers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

27

Supplemental Information (Continued)

Funds with performance challenges but without identified expense challenges

Nationwide Bond Fund, Nationwide California Intermediate Tax Free Bond Fund, Nationwide Global Sustainable Equity Fund, and Nationwide National Intermediate Tax Free Bond Fund.

Actual Advisory Fee and Total Expense Ratio

The Trustees considered information concerning the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds. They considered, among other things, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year, comparative information regarding the fees and expenses of peer funds, and the comparative quintile ranking of each Fund’s fees and expenses against its Broadridge expense group (where each Fund ranked in at least the third comparative quintile). After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Performance

The Trustees identified each of these Funds as having achieved a level of total return performance that warranted additional consideration, based on comparison with funds in their respective performance universes for the three-year period ended August 31, 2017. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as information provided during investment review meetings conducted by the Board with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

Nationwide Bond Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result of unfavorable sector allocations and the Fund’s relatively conservative positioning in a market that generally has rewarded more aggressive investment approaches, but that the Funds’ investments have performed appropriately in light of the Fund’s risk profile and investment strategy.

Nationwide California Intermediate Tax Free Bond Fund and Nationwide National Intermediate Tax Free Bond Fund. The Trustees considered that, effective November 2017, a new Sub-Adviser replaced the former Sub-Adviser to each Fund, and observed that each Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

Nationwide Global Sustainable Equity Fund. The Trustees considered that a new portfolio management team at the Sub-Adviser employing a sustainability-oriented investment strategy began managing the Fund in December 2015, and that the Fund’s performance had improved to the second comparative quintile for the one-year period from the fifth comparative quintile for the three-year period.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

Funds with performance and expense challenges

Nationwide Loomis Core Bond Fund, Nationwide U.S. Small Cap Value Fund, and Nationwide Ziegler Wisconsin Tax Exempt Fund.

28

Supplemental Information (Continued)

The Trustees identified each of these Funds as having achieved a level of total return performance that warranted additional consideration, based on comparison with funds in their respective performance universes for the three-year period ended August 31, 2017. In addition, the Trustees considered that each of the Funds had an actual advisory fee or total expense ratio that ranked at a level (typically below the third comparative quintile) that justified more detailed review.

Nationwide Loomis Core Bond Fund. The Trustees considered that the underperformance of the Fund was attributable to the former Sub-Adviser to the Fund, which was replaced by the Fund’s current Sub-Adviser November 2017.

As to the Fund’s advisory fees, the Trustees noted the Adviser’s statement that the Fund’s total expenses are within the first quintile compared to the funds in its Broadridge expense group, that, because the expenses of the Fund’s peers fall within a relatively narrow range, small actual differences in fees and expenses may result in large percentage differences in peer rankings, and that the Adviser has reduced its advisory fee by three basis points in the past year.

Nationwide U.S. Small Cap Value Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was principally the result of the Adviser’s investment style and discipline, which underperformed under current market conditions. The Trustees considered the Adviser’s statement that the Sub-Adviser’s investment process has been consistent since the portfolio management team began managing the Fund and that the Sub-Adviser expects its process to provide positive results over time. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that the Fund’s total expenses are within the first quintile compared to the funds in its Broadridge expense group and that the Adviser reduced its advisory fee by five basis points in 2016. They also noted that the Fund’s advisory fee appeared less favorable in the current year by comparison with its peers due in large part to turnover in the members of its peer group from the preceding year.

Nationwide Ziegler Wisconsin Tax Exempt Fund. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund and evaluating its future viability

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that: (i) the Adviser’s explanation regarding these Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period; and (ii) each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund to determine whether breakpoints might become appropriate.

-    -    -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements.

29

Management Information

April 30, 2018

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 51 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	111

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2000. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	111

30

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	111

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	111

31

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	111

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Granage Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

Lydia M. Marshall[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1949	Trustee since June 2014	111

32

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer) Principal of LM Marshall LLC (investment and business consulting) since 2007.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2001-present, Director of Nationwide Mutual Fire Insurance Company 2001-present, Director of Nationwide Corporation 2001-present, Director of Public Welfare Foundation (non-profit foundation) 2009-present, Trustee of Nationwide Foundation 2002-2014, and Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company.[2]

Eric E. Miller
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015

33

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual Insurance Company.[2]

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

34

Market Index Definitions

Bloomberg Barclays 7-Year Municipal Bond Index: An unmanaged index that measures the performance of U.S. dollar-denominated tax-exempt bonds with maturities of seven years, including state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Bloomberg Barclays U.S. Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Index with a remaining maturity of one to three years, including Treasurys, government-related issues and corporate securities.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues, which includes Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency) with maturities of one year or more; generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM (Series-L): An unmanaged index that measures the performance of rules-based, market value-weighted inflation-protected securities issued by the U.S. Treasury with a remaining maturity of at least one year; a subset of the Global Inflation-Linked Index (Series-L).

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill). © 2018 Citigroup Index LLC. All rights reserved.

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

ICE BofAML Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.

Note about BofA Merrill Lynch Indexes

Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services.

iMoneyNet Money Fund Average™ Government All: An average of government money market funds. Government money market funds may invest in U.S. Treasurys, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.

35

Market Index Definitions (cont.)

JPM EMBI Global Diversified Index: An unmanaged index in the Government Bond Index-Emerging Markets (GBI-EM) series that measures the local market performance of U.S. dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.

Note about JPMorgan Indexes

Information has been obtained from sources believed to be reliable but JPMorgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan’s prior written approval. Copyright 2018, JPMorgan Chase & Co. All rights reserved.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

Morningstar® (Mstar) Target Risk Indexes: A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.

●	The Morningstar® Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
●	The Morningstar® Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
●	The Morningstar® Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
●	The Morningstar® Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
●	The Morningstar® Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI EAFE® Small Cap Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of small-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

36

Market Index Definitions (cont.)

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index: An unmanaged, market capitalization-weighted index based on the Russell 3000® Index. The Russell 3000 Growth Index includes companies that display signs of above-average growth. The index is used to provide a gauge of the performance of growth stocks in the U.S.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the information technology sector and the internet retail sub-industry from the consumer discretionary sector of the U.S. equity market.

37

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Bottom-up investment approach: A method of investing that involves: 1) focusing on an individual company, 2) rather than on the industry in which a company operates, or 3) on the economy as a whole. It is the microeconomic analysis of a company or stock.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.

38

Glossary (cont.)

Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.

Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.

High-yield bonds (also known as junk bonds): Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are

39

Glossary (cont.)

supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

40

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), except Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. ©2018

SAR-SCG (6/18)

Semiannual Report

April 30, 2018 (Unaudited)

Nationwide Mutual Funds

International Funds

Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Emerging Markets Debt Fund

Nationwide Global Sustainable Equity Fund

Nationwide International Small Cap Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Message to Investors

Dear Investor,

The financial markets experienced a choppy start in 2018 as long-term interest rates jumped and the S&P 500® Index (S&P 500) fell into its first correction in two years. Firming inflation data and rising rate hike expectations led to higher Treasury yields, which in turn helped to push stock prices lower.

From a broader perspective, the long-running economic expansion still appears unlikely to be in peril anytime soon. The labor market continues to tighten, slowly but surely putting upward pressure on wage growth and consumer confidence. Ebb and flow likely will continue in both the economy and financial markets, but the underlying path for now should continue to be to the upside.

Economic Review

During the semiannual period ended April 30, 2018, equity markets moderated, as investors became increasingly focused on risks and the potential for a peak in fundamentals. Volatility increased substantially following an unusual period of strength and calm experienced between the 2016 U.S. presidential election and late 2017. Fixed-income returns were mostly negative, as increasing inflation concerns caused investors to adjust their expectation for Federal Reserve action. U.S. equities were higher, with the S&P 500 returning 3.82% for the reporting period. International markets were strong despite increasing concern over the health of the global economy. The MSCI EAFE® Index (MSCI EAFE) returned 3.41% for the period, while the MSCI Emerging Markets® Index was stronger, returning 4.80%.

In the United States, equity markets started strong during the semiannual reporting period, then entered a volatile period that lacked direction. The first half of the period was strong on optimism concerning tax reform and the strength of corporate profits, but saw a sharp correction in February on fears of inflation, rising interest rates and the prospect for a trade war. Gross domestic product (GDP) continued to be strong, with the fourth calendar quarter of 2017 up 2.9% and the first quarter of 2018 up 2.3%. Corporate profits have benefited from strong revenues and the boost from tax reform, with earnings growth of 16% in the fourth calendar quarter of 2017 and 25% in the first quarter of 2018. Expectations are for continued strong growth, with 7% sales growth and 20% earnings growth forecast for 2018.

Long-term rates moved higher during the reporting period.

The Federal Reserve continued its steady path for a higher federal funds rate, moving to raise rates by 0.25% in both December 2017 and March 2018. Inflation is moving toward the Fed’s 2% target, economic growth remains strong, and fears of global deflation have moderated, allowing the Federal Open Market Committee (FOMC) to target two additional rate hikes in 2018. Long-term rates moved higher during the semiannual reporting period, with the 10-year U.S. Treasury yield rising from 2.37% to 2.93%, reaching the highest level in more than four years.

Entering the reporting period, the S&P 500 had an unprecedented period of strength and calm, with a record streak of positive returns from November 2016 through January 2018. That reversed quickly in February, with a precipitous drop from an all-time high to a 10% correction in just nine trading days, primarily driven by fears of inflation and rising interest rates. The remainder of the reporting period saw a gradual return to calm and a relatively tight trading pattern as investors waited on the sidelines for signs of a resumed move higher.

S&P 500 returns ranged from 5.7% in January 2018 (the best month since March 2016) to -3.7% in February 2018 (the worst month since January 2016). The best-performing sectors were consumer discretionary, energy and technology, while consumer staples, real estate and materials lagged. Growth stocks outperformed value stocks for the reporting period, while small-capitalization stocks modestly beat large-cap stocks.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks were higher for the reporting period, continuing an extended period of

1

Message to Investors (continued)

strength. Since mid-2016, the MSCI EAFE has outperformed the S&P 500 in four of seven quarters, as optimism has grown surrounding the synchronized global growth environment. During the reporting period, the MSCI Emerging Markets Index outperformed the S&P 500, while the MSCI EAFE slightly underperformed the S&P 500. Economic data began to moderate throughout the period, particularly in Europe, as the strong euro in 2017 was a headwind for growth. Fears of growing trade tensions and rising commodity prices also acted as a headwind, causing relative weakness late in the reporting period.

The performance of fixed-income markets was mixed during the reporting period, as rising interest rates across the yield curve were largely offset by tightening credit spreads. The 10-year Treasury yield rose by 0.56% during the period, while the 2-year yield gained 0.9%; spreads narrowed between the two rates to 0.45%, the lowest spread since 2007. Credit spreads were little changed during the reporting period.

Index	Semiannual Total Returns (as of April 30, 2018)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	-0.49%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-3.48%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	-2.25%
Bloomberg Barclays Municipal Bond	-0.97%
Bloomberg Barclays U.S. Aggregate Bond	-1.87%
Bloomberg Barclays U.S. Corporate High Yield	-0.17%
MSCI EAFE®	3.41%
MSCI Emerging Markets®	4.80%
MSCI World ex USA	3.04%
Russell 1000® Growth	5.46%
Russell 1000® Value	1.94%
Russell 2000®	3.27%
S&P 500®	3.82%

Source: Morningstar

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

2

Fund Overview	Nationwide Amundi Global High Yield Fund

Asset Allocation†

Corporate Bonds	84.7%
Loan Participations	15.8%
Repurchase Agreement	4.5%
Short-Term Investment	0.3%
Forward Currency Contracts††	0.0%
Liabilities in excess of other assets†††	(5.3)%
100.0%

Top Industries††††

Oil, Gas & Consumable Fuels	13.4%
Metals & Mining	9.4%
Hotels, Restaurants & Leisure	9.0%
Food Products	6.6%
Electric Utilities	4.4%
Media	4.1%
Diversified Telecommunication Services	4.0%
Machinery	3.2%
Auto Components	3.0%
Energy Equipment & Services	2.9%
Other Industries*	40.0%
100.0%

Top Holdings††††

Scientific Games International, Inc., Term Loan B, 4.73%, 8/14/2024	1.5%
Stoneway Capital Corp., 10.00%, 3/1/2027	1.4%
Camping World Holdings, Inc., Term Loan B, 4.64%, 11/8/2023	1.4%
Pilgrim’s Pride Corp., 5.88%, 9/30/2027	1.3%
JBS USA LUX SA, 6.75%, 2/15/2028	1.2%
Aleris International, Inc., 9.50%, 4/1/2021	1.2%
MARB BondCo plc, 6.88%, 1/19/2025	1.2%
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/2022	1.1%
Grupo Kaltex SA de CV, 8.88%, 4/11/2022	1.1%
Freedom Mortgage Corp., 8.13%, 11/15/2024	1.1%
Other Holdings*	87.5%
100.0%

Top Countries††††

United States	62.8%
Brazil	5.8%
Canada	4.3%
United Kingdom	3.1%
Argentina	3.1%
Netherlands	2.6%
Mexico	2.2%
Germany	1.5%
Zambia	1.4%
France	1.4%
Other Countries*	11.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

3

Shareholder Expense Example	Nationwide Amundi Global High Yield Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Amundi Global High Yield Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,005.90	4.82	0.97
	Hypothetical	(a)(b)	1,000.00	1,019.98	4.86	0.97
Class C Shares	Actual	(a)	1,000.00	1,001.30	8.44	1.70
	Hypothetical	(a)(b)	1,000.00	1,016.36	8.50	1.70
Class R6 Shares	Actual	(a)	1,000.00	1,007.30	3.48	0.70
	Hypothetical	(a)(b)	1,000.00	1,021.32	3.51	0.70
Institutional Service Shares	Actual	(a)	1,000.00	1,007.00	3.83	0.77
	Hypothetical	(a)(b)	1,000.00	1,020.98	3.86	0.77

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds 84.7%

	Principal Amount	Value

ARGENTINA 3.2%
Electric Utilities 3.2%
Genneia SA, 8.75%, 1/20/2022 (a)	$1,020,000	$1,095,225
Pampa Energia SA, 7.50%, 1/24/2027 (a)	1,230,000	1,251,525
Stoneway Capital Corp., 10.00%, 3/1/2027 (a)	1,835,000	1,954,807

		4,301,557

AUSTRALIA 0.3%
Chemicals 0.3%
Nufarm Australia Ltd., 5.75%, 4/30/2026 (a)	410,000	408,975

BRAZIL 6.2%
Banks 0.3%
Banco do Brasil SA, 4.63%, 1/15/2025 (a)	465,000	447,307

Capital Markets 0.3%
Banco BTG Pactual SA, 5.50%, 1/31/2023 (a)	400,000	390,000

Electric Utilities 1.1%
Light Servicos de Eletricidade SA, 7.25%, 5/3/2023 (a)	1,420,000	1,432,425

Food Products 2.8%
JBS USA LUX SA
5.75%, 6/15/2025 (a)	555,000	521,534
6.75%, 2/15/2028 (a)	1,710,000	1,641,600
MARB BondCo plc, 6.88%, 1/19/2025 (a)	1,730,000	1,626,200

		3,789,334

Health Care Providers & Services 0.6%
Rede D’or Finance Sarl, 4.95%, 1/17/2028 (a)	770,000	711,287

Metals & Mining 0.3%
Gerdau Trade, Inc., 4.88%, 10/24/2027 (a)	380,000	367,650

Oil, Gas & Consumable Fuels 0.8%
Petrobras Global Finance BV
8.75%, 5/23/2026	465,000	544,631
6.75%, 1/27/2041	500,000	474,500

		1,019,131

		8,157,134

CANADA 4.5%
Aerospace & Defense 0.5%
Bombardier, Inc., 7.50%, 3/15/2025 (a)	600,000	624,000

Chemicals 1.3%
NOVA Chemicals Corp.
4.88%, 6/1/2024 (a)	925,000	894,937
5.25%, 6/1/2027 (a)	895,000	861,438

		1,756,375

Commercial Services & Supplies 0.3%
Tervita Escrow Corp., 7.63%, 12/1/2021 (a)	400,000	408,000

Corporate Bonds (continued)

	Principal Amount	Value

CANADA (continued)
Energy Equipment & Services 0.4%
Precision Drilling Corp.
6.50%, 12/15/2021	$140,000	$142,800
7.13%, 1/15/2026 (a)	425,000	429,250

		572,050

Food Products 0.5%
Clearwater Seafoods, Inc., 6.88%, 5/1/2025 (a)	625,000	596,875

Hotels, Restaurants & Leisure 0.7%
1011778 BC ULC, 5.00%, 10/15/2025 (a)	1,010,000	971,812

Metals & Mining 0.8%
Teck Resources Ltd., 5.20%, 3/1/2042	1,115,000	1,045,313

		5,974,425

CHILE 0.5%
Airlines 0.5%
Latam Finance Ltd., 6.88%, 4/11/2024 (a)	645,000	663,640

FRANCE 1.5%
Construction & Engineering 0.4%
Novafives SAS, 5.00%, 6/15/2025 (a)	EUR 410,000	504,097

Diversified Telecommunication Services 0.4%
Altice France SA, 7.38%, 5/1/2026 (a)	$515,000	498,906

Hotels, Restaurants & Leisure 0.7%
Burger King France SAS, 6.00%, 5/1/2024 (a)	EUR 740,000	960,735

		1,963,738

GERMANY 1.6%
Machinery 0.6%
Platin 1426 GmbH, 5.38%, 6/15/2023 (a)	685,000	820,216

Pharmaceuticals 0.7%
Nidda BondCo GmbH, 5.00%, 9/30/2025 (a)	300,000	354,008
Nidda Healthcare Holding GmbH, 3.50%, 9/30/2024 (a)	490,000	582,937

		936,945

Textiles, Apparel & Luxury Goods 0.3%
Takko Luxembourg 2 SCA, 5.38%, 11/15/2023 (a)	315,000	362,630

		2,119,791

GHANA 1.1%
Oil, Gas & Consumable Fuels 1.1%
Tullow Oil plc, 6.25%, 4/15/2022 (a)	$1,395,000	1,415,925

GREECE 0.4%
Hotels, Restaurants & Leisure 0.4%
Intralot Capital Luxembourg SA, 5.25%, 9/15/2024 (a)	EUR 440,000	532,832

5

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

ITALY 1.2%
Banks 0.7%
Intesa Sanpaolo SpA, 5.71%, 1/15/2026 (a)	$940,000	$943,288

Wireless Telecommunication Services 0.5%
Wind Tre SpA, 5.00%, 1/20/2026 (a)	790,000	663,126

		1,606,414

KAZAKHSTAN 0.6%
Oil, Gas & Consumable Fuels 0.6%
Nostrum Oil & Gas Finance BV, 7.00%, 2/16/2025 (a)	780,000	749,580

LUXEMBOURG 0.7%
Wireless Telecommunication Services 0.7%
Matterhorn Telecom SA, 4.00%, 11/15/2027 (a)	EUR 750,000	861,683

MEXICO 2.3%
Hotels, Restaurants & Leisure 1.1%
Grupo Posadas SAB de CV, 7.88%, 6/30/2022 (a)	$1,375,000	1,430,000

Textiles, Apparel & Luxury Goods 1.2%
Grupo Kaltex SA de CV, 8.88%, 4/11/2022 (a)	1,830,000	1,592,100

		3,022,100

NETHERLANDS 2.8%
Construction & Engineering 0.2%
OCI NV, 5.00%, 4/15/2023 (a)	EUR 200,000	245,847

Internet Software & Services 0.4%
United Group BV, 4.88%, 7/1/2024 (a)	395,000	487,683

Media 1.4%
UPC Holding BV, 3.88%, 6/15/2029 (a)	920,000	1,055,054
Ziggo Secured Finance BV, 5.50%, 1/15/2027 (a)	$800,000	754,000

		1,809,054

Metals & Mining 0.8%
Constellium NV, 6.63%, 3/1/2025 (a)	1,040,000	1,054,300

		3,596,884

NIGERIA 0.5%
Oil, Gas & Consumable Fuels 0.5%
SEPLAT Petroleum Development Co. plc, 9.25%, 4/1/2023 (a)	650,000	658,255

PERU 0.3%
Electric Utilities 0.3%
Orazul Energy Egenor S en C por A, 5.63%, 4/28/2027 (a)	410,000	385,400

Corporate Bonds (continued)

	Principal Amount	Value

SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Petra Diamonds US Treasury plc, 7.25%, 5/1/2022 (a)	$430,000	$429,785

SPAIN 0.5%
Auto Components 0.5%
Gestamp Automocion SA, 3.25%, 4/30/2026 (a)	EUR 555,000	663,422

UNITED ARAB EMIRATES 1.3%
Energy Equipment & Services 0.6%
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025 (a)	$740,000	751,100

Marine 0.7%
Topaz Marine SA, 9.13%, 7/26/2022 (a)	895,000	922,638

		1,673,738

UNITED KINGDOM 3.2%
Banks 1.3%
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 3.45%), 6.25%, 3/23/2023 (b)(c)	675,000	684,288
(USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027 (b)(c)	590,000	582,743
Standard Chartered plc, (USD Swap Semi 5 Year + 5.72%), 7.75%, 4/02/2023 (a)(b)(c)	425,000	452,625

		1,719,656

Energy Equipment & Services 0.8%
Noble Holding International Ltd., 7.88%, 2/1/2026 (a)	1,120,000	1,128,400

Media 1.1%
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/2024 (a)	GBP 1,095,000	1,492,413

		4,340,469

UNITED STATES 50.2%
Auto Components 1.5%
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026	$620,000	613,800
LKQ European Holdings BV
3.63%, 4/1/2026 (a)	EUR 665,000	801,995
4.13%, 4/1/2028 (a)	530,000	633,628

		2,049,423

Commercial Services & Supplies 1.1%
Prime Security Services Borrower LLC, 9.25%, 5/15/2023 (a)	1,063,000	1,140,067
Waste Pro USA, Inc., 5.50%, 2/15/2026 (a)	325,000	321,653

		1,461,720

Communications Equipment 0.0%†
Avaya, Inc., 7.00%, 4/1/2019 (d)(e)	2,135,000	2

6

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

UNITED STATES (continued)
Containers & Packaging 1.0%
Crown European Holdings SA, 2.88%, 2/1/2026 (a)	EUR 1,095,000	$1,302,487

Diversified Financial Services 0.6%
ASP AMC Merger Sub, Inc., 8.00%, 5/15/2025 (a)	$890,000	798,775

Diversified Telecommunication Services 2.9%
Frontier Communications Corp.
7.13%, 1/15/2023	900,000	643,500
11.00%, 9/15/2025	300,000	230,250
8.50%, 4/1/2026 (a)	1,170,000	1,137,825
Windstream Services LLC
8.75%, 12/15/2024 (a)(f)	2,099,000	1,254,153
8.63%, 10/31/2025 (a)	734,000	673,445

		3,939,173

Electronic Equipment, Instruments & Components 1.3%
Belden, Inc.
2.88%, 9/15/2025 (a)	EUR 230,000	271,833
3.38%, 7/15/2027 (a)	780,000	913,768
3.88%, 3/15/2028 (a)	455,000	535,216

		1,720,817

Energy Equipment & Services 1.2%
Exterran Energy Solutions LP, 8.13%, 5/1/2025	$945,000	1,001,700
FTS International, Inc., 6.25%, 5/1/2022	540,000	543,375

		1,545,075

Equity Real Estate Investment Trusts (REITs) 0.9%
Equinix, Inc., 2.88%, 2/1/2026	EUR 1,070,000	1,245,822

Food Products 2.9%
Pilgrim’s Pride Corp., 5.88%, 9/30/2027 (a)	$1,865,000	1,781,075
Post Holdings, Inc.
5.00%, 8/15/2026 (a)	794,000	744,375
5.63%, 1/15/2028 (a)	520,000	496,600
Simmons Foods, Inc., 5.75%, 11/1/2024 (a)	870,000	740,944

		3,762,994

Health Care Providers & Services 2.2%
Quorum Health Corp., 11.63%, 4/15/2023 (f)	765,000	812,812
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023 (a)	1,005,000	1,054,949
Surgery Center Holdings, Inc., 6.75%, 7/1/2025 (a)	735,000	694,575
West Street Merger Sub, Inc., 6.38%, 9/1/2025 (a)	405,000	397,913

		2,960,249

Hotels, Restaurants & Leisure 4.8%
Caesars Resort Collection LLC, 5.25%, 10/15/2025 (a)	1,150,000	1,098,250
Eldorado Resorts, Inc., 6.00%, 4/1/2025	1,030,000	1,020,988

Corporate Bonds (continued)

	Principal Amount	Value

UNITED STATES (continued)
Hotels, Restaurants & Leisure (continued)
Golden Nugget, Inc., 8.75%, 10/1/2025 (a)	$1,215,000	$1,269,675
Scientific Games International, Inc., 3.38%, 2/15/2026 (a)	EUR 625,000	730,803
Viking Cruises Ltd., 5.88%, 9/15/2027 (a)	$1,080,000	1,042,200
VOC Escrow Ltd., 5.00%, 2/15/2028 (a)	1,190,000	1,151,325

		6,313,241

Household Durables 0.7%
Meritage Homes Corp., 6.00%, 6/1/2025 (a)	940,000	969,375

Independent Power and Renewable Electricity Producers 1.8%
Calpine Corp., 5.75%, 1/15/2025 (f)	1,210,000	1,110,296
NRG Energy, Inc., 5.75%, 1/15/2028 (a)	640,000	633,600
Talen Energy Supply LLC
9.50%, 7/15/2022 (a)	665,000	633,412
10.50%, 1/15/2026 (a)	15,000	13,069

		2,390,377

Life Sciences Tools & Services 0.2%
Charles River Laboratories International, Inc., 5.50%, 4/1/2026 (a)	250,000	254,300

Machinery 2.4%
BlueLine Rental Finance Corp., 9.25%, 3/15/2024 (a)	1,345,000	1,430,340
Cloud Crane LLC, 10.13%, 8/1/2024 (a)	1,000,000	1,087,500
Titan International, Inc., 6.50%, 11/30/2023 (a)	680,000	690,200

		3,208,040

Media 1.0%
CSC Holdings LLC, 5.38%, 2/1/2028 (a)	460,000	430,100
Salem Media Group, Inc., 6.75%, 6/1/2024 (a)	995,000	942,762

		1,372,862

Metals & Mining 5.7%
AK Steel Corp.
6.38%, 10/15/2025	780,000	730,774
7.00%, 3/15/2027 (f)	870,000	843,900
Aleris International, Inc., 9.50%, 4/1/2021 (a)	1,565,000	1,631,512
Big River Steel LLC, 7.25%, 9/1/2025 (a)	285,000	297,112
Cleveland-Cliffs, Inc., 5.75%, 3/1/2025	1,390,000	1,340,488
Commercial Metals Co., 5.75%, 4/15/2026 (a)	585,000	585,731
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/2022 (a)	1,445,000	1,600,338
United States Steel Corp., 6.25%, 3/15/2026	515,000	511,138

		7,540,993

7

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

UNITED STATES (continued)
Multiline Retail 0.5%
JC Penney Corp., Inc., 8.63%, 3/15/2025 (a)	$245,000	$228,462
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (a)	575,000	388,125

		616,587

Oil, Gas & Consumable Fuels 10.2%
American Midstream Partners LP, 8.50%, 12/15/2021 (a)	1,285,000	1,278,575
Centennial Resource Production LLC, 5.38%, 1/15/2026 (a)	450,000	446,625
Cheniere Energy Partners LP, 5.25%, 10/1/2025 (a)	805,000	786,887
Covey Park Energy LLC, 7.50%, 5/15/2025 (a)	910,000	914,550
Endeavor Energy Resources LP, 5.75%, 1/30/2028 (a)	650,000	653,250
Genesis Energy LP
6.50%, 10/1/2025	830,000	815,475
6.25%, 5/15/2026	315,000	300,825
Halcon Resources Corp., 6.75%, 2/15/2025 (a)	885,000	879,469
Hess Infrastructure Partners LP, 5.63%, 2/15/2026 (a)	650,000	656,500
Indigo Natural Resources LLC, 6.88%, 2/15/2026 (a)	880,000	844,800
Jagged Peak Energy LLC, 5.88%, 5/1/2026 (a)	205,000	205,769
PBF Holding Co. LLC, 7.25%, 6/15/2025	785,000	814,438
Resolute Energy Corp., 8.50%, 5/1/2020 (a)	260,000	260,000
SRC Energy, Inc., 6.25%, 12/1/2025 (a)	810,000	818,100
Sunoco LP
4.88%, 1/15/2023 (a)	245,000	241,195
5.88%, 3/15/2028 (a)	275,000	267,094
Tapstone Energy LLC, 9.75%, 6/1/2022 (a)	985,000	849,267
Targa Resources Partners LP, 5.13%, 2/1/2025	1,005,000	974,850
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	210,000	200,550
5.00%, 1/31/2028 (a)	905,000	841,650
TransMontaigne Partners LP, 6.13%, 2/15/2026	220,000	218,900
Ultra Resources, Inc., 7.13%, 4/15/2025 (a)	550,000	366,781

		13,635,550

Pharmaceuticals 2.0%
Horizon Pharma, Inc., 6.63%, 5/1/2023	785,000	785,000
Valeant Pharmaceuticals International, Inc.
Reg. S, 4.50%, 5/15/2023	EUR 490,000	537,587
5.88%, 5/15/2023 (a)	$925,000	849,844
9.00%, 12/15/2025 (a)	460,000	465,750

		2,638,181

Corporate Bonds (continued)

	Principal Amount	Value

UNITED STATES (continued)
Real Estate Management & Development 0.6%
Kennedy-Wilson, Inc., 5.88%, 4/1/2024	$790,000	$778,150

Specialty Retail 1.1%
L Brands, Inc., 5.25%, 2/1/2028	760,000	711,550
Rent-A-Center, Inc., 6.63%, 11/15/2020 (f)	795,000	759,225

		1,470,775

Thrifts & Mortgage Finance 1.2%
Freedom Mortgage Corp., 8.13%, 11/15/2024 (a)	1,525,000	1,525,000

Trading Companies & Distributors 0.9%
H&E Equipment Services, Inc., 5.63%, 9/1/2025	855,000	859,275
United Rentals North America, Inc., 4.63%, 10/15/2025	300,000	291,003

		1,150,278

Wireless Telecommunication Services 1.5%
Sprint Corp.
7.63%, 2/15/2025 (f)	1,355,000	1,426,137
7.63%, 3/1/2026	545,000	574,294

		2,000,431

		66,650,677

ZAMBIA 1.5%
Metals & Mining 1.5%
First Quantum Minerals Ltd.
7.50%, 4/1/2025 (a)	1,140,000	1,127,232
6.88%, 3/1/2026 (a)	910,000	864,500

		1,991,732

Total Corporate Bonds (cost $113,587,574)		112,168,156

Loan Participations 15.8%
UNITED STATES 15.8%
Auto Components 1.1%
Superior Industries International, Inc., 1st Lien USD Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 6.40%, 5/22/2024 (c)	659,869	664,818
Trico Group LLC, 1st Lien Term Loan, (ICE LIBOR USD 6 Month + 6.50%), 8.48%, 2/2/2024 (c)	735,000	738,675

		1,403,493

Building Products 0.5%
Janus International Group LLC, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.90%, 2/12/2025 (c)	605,000	601,219

Chemicals 1.1%
New Arclin US Holding Corp., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 8.75%), 11.05%, 2/14/2025 (c)	476,000	480,165

8

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Loan Participations (continued)

	Principal Amount	Value

UNITED STATES (continued)
Chemicals (continued)
New Arclin US Holding Corp., Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 5.80%, 2/14/2024 (c)	$1,039,775	$1,046,710

		1,526,875

Commercial Services & Supplies 0.6%
West Corp., Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.90%, 10/10/2024 (c)	785,750	791,376

Consumer Services 0.7%
Intrawest Resorts Holdings, Inc., 1st Lien Term Loan B1, (ICE LIBOR USD 3 Month + 3.00%), 4.90%, 7/31/2024 (c)	883,689	889,212

Containers & Packaging 0.9%
Crown Americas LLC, Term Loan, (ICE LIBOR USD 3 Month + 0.00%), 4.31%, 4/3/2025 (c)	138,000	139,122
Kloeckner Pentaplast, Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 6.15%, 6/30/2022 (c)	1,134,300	1,074,137

		1,213,259

Diversified Financial Services 1.5%
Nationstar Mortgage LLC, Term Loan A, (ICE LIBOR USD 3 Month + 5.00%), 5.00%, 4/27/2019 (c)	724,903	724,903
Nationstar Mortgage LLC, Term Loan B, (ICE LIBOR USD 3 Month + 5.50%), 5.50%, 4/27/2019 (c)	724,903	724,903
Nationstar Mortgage LLC, Term Loan C, (ICE LIBOR USD 3 Month + 5.75%), 5.75%, 4/27/2019 (c)	543,677	543,678

		1,993,484

Diversified Telecommunication Services 0.9%
Numericable US LLC, Term Loan B11, (ICE LIBOR USD 1 Month + 2.75%), 4.65%, 7/31/2025 (c)	1,158,300	1,137,821

Food Products 0.8%
JBS USA LLC, Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 4.68%, 10/30/2022 (c)	1,034,550	1,033,040

Hotels, Restaurants & Leisure 1.7%
Scientific Games International, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.73%, 8/14/2024 (c)	2,020,000	2,031,677
SMG Holdings, Inc., Term Loan, (ICE LIBOR USD 6 Month + 3.25%), 5.15%, 1/23/2025 (c)	250,000	252,082

		2,283,759

Machinery 0.3%
Shape Technologies Group, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.90%, 4/19/2025 (c)	440,000	442,200

Loan Participations (continued)

	Principal Amount	Value

UNITED STATES (continued)
Media 0.8%
Sinclair Television Group, Inc., Term Loan, (ICE LIBOR USD 6 Month + 0.00%), 0.00%, 12/12/2024 (c)	$1,025,000	$1,029,274

Metals & Mining 0.5%
Big River Steel LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 7.30%, 8/23/2023 (c)	616,900	626,154

Multiline Retail 0.8%
JC Penny Corp., Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 6.23%, 6/23/2023 (c)	286,875	279,146
Neiman Marcus Group, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 5.14%, 10/25/2020 (c)	885,377	778,326

		1,057,472

Oil, Gas & Consumable Fuels 0.9%
Chesapeake Energy Corp., Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 9.44%, 8/23/2021 (c)	725,000	766,687
Delek US Holdings, Inc., Term Loan B, + 0.00%), 4.40%, 3/14/2025 (c)	450,000	453,096
MEG Energy Corp., 2017 Term Loan B, (ICE LIBOR USD 3 Month + 3.50%), 5.81%, 12/31/2023 (c)	35,150	35,291

		1,255,074

Personal Products 0.6%
Alphabet Holding Company, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.40%, 9/26/2024 (c)	925,350	798,114

Road & Rail 0.3%
PODS, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.90%, 12/6/2024 (c)	407,950	411,010

Software 0.4%
SS&C Technologies Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 4.40%, 4/16/2025 (c)	155,371	156,342
SS&C Technologies Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 4.40%, 4/16/2025 (c)	419,933	422,557

		578,899

Specialty Retail 1.4%
Camping World Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.64%, 11/8/2023 (c)	1,883,745	1,892,768

Total Loan Participation (cost $20,934,879)		20,964,503

9

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Short-Term Investment 0.3%

	Shares	Value

Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (g)(h)	426,837	$426,837

Total Short-Term Investment (cost $426,837)		426,837

Repurchase Agreement 4.5%

	Principal Amount

BNP Paribas Securities Corp. 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $5,929,774, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $6,048,085. (h)(i)	$5,929,496	5,929,496

Total Repurchase Agreement (cost $5,929,496)		5,929,496

Total Investments (cost $140,878,786) — 105.3%		139,488,992

Liabilities in excess of other assets — (5.3)%		(7,067,223)

NET ASSETS — 100.0%		$132,421,769

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at April 30, 2018 was $88,198,327 which represents 66.60% of net assets.

(b)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2018. The maturity date reflects the next call date.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2018.

(d)	Fair valued security.

(e)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).

(f)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $6,086,275, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $426,837 and $5,929,496, respectively, a total value of $6,356,333.

(g)	Represents 7-day effective yield as of April 30, 2018.

(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $6,356,333.

(i)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

†	Amount rounds to less than 0.1%.
ICE	Intercontinental Exchange

LIBOR	London Interbank Offered Rate

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

Currency:

EUR	Euro

GBP	British Pound

USD	United States Dollar

Forward foreign currency contracts outstanding as of April 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	14,611,203	EUR	12,050,000	Bank of America NA	5/31/2018	27,561
USD	1,477,287	GBP	1,060,000	Bank of America NA	5/31/2018	15,937

Net unrealized appreciation						43,498

Currency:

EUR	Euro

GBP	British Pound

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund
Assets:
Investment securities, at value* (cost $134,949,290)	$133,559,496
Repurchase agreement, at value (cost $5,929,496)	5,929,496
Cash	4,351,012
Restricted cash, collateral for open total return swap contracts	30,000
Foreign currencies, at value (cost $23,273)	23,273
Interest receivable	1,974,714
Security lending income receivable	9,584
Receivable for investments sold	111,925
Receivable for capital shares issued	468
Reclaims receivable	6,860
Unrealized appreciation on forward foreign currency contracts (Note 2)	43,498
Reimbursement from investment adviser (Note 3)	15,071
Prepaid expenses	33,075

Total Assets	146,088,472

Liabilities:
Payable for investments purchased	7,195,949
Payable upon return of securities loaned (Note 2)	6,356,333
Accrued expenses and other payables:
Investment advisory fees	69,970
Fund administration fees	14,660
Distribution fees	369
Administrative servicing fees	100
Accounting and transfer agent fees	950
Trustee fees	186
Custodian fees	818
Compliance program costs (Note 3)	103
Professional fees	17,585
Printing fees	5,512
Other	4,168

Total Liabilities	13,666,703

Net Assets	$132,421,769

Represented by:
Capital	$131,073,106
Accumulated undistributed net investment income	1,150,361
Accumulated net realized gains from investment securities, forward foreign currency contracts and foreign currency transactions	1,546,270
Net unrealized appreciation/(depreciation) in investment securities	(1,389,794)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	43,498
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,672)

Net Assets	$132,421,769

11

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

Net Assets:
Class A Shares	$1,134,328
Class C Shares	169,491
Class R6 Shares	128,424,164
Institutional Service Shares	2,693,786

Total	$132,421,769

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	113,229
Class C Shares	16,926
Class R6 Shares	12,808,505
Institutional Service Shares	268,696

Total	13,207,356

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.02
Class C Shares (b)	$10.01
Class R6 Shares	$10.03
Institutional Service Shares	$10.03
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.25

Maximum Sales Charge:
Class A Shares	2.25%

*	Includes value of securities on loan of $6,086,275 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund
INVESTMENT INCOME:
Interest income	$4,741,576
Income from securities lending (Note 2)	51,492

Total Income	4,793,068

EXPENSES:
Investment advisory fees	450,380
Fund administration fees	56,642
Distribution fees Class A	1,308
Distribution fees Class C	696
Administrative servicing fees Class A	105
Administrative servicing fees Institutional Service	465
Registration and filing fees	27,039
Professional fees	26,302
Printing fees	5,519
Trustee fees	2,062
Custodian fees	2,682
Accounting and transfer agent fees	3,623
Compliance program costs (Note 3)	289
Other	6,667

Total expenses before expenses reimbursed	583,779

Expenses reimbursed by adviser (Note 3)	(88,874)

Net Expenses	494,905

NET INVESTMENT INCOME	4,298,163

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	2,190,556
Settlement of forward foreign currency contracts (Note 2)	(638,802)
Foreign currency transactions (Note 2)	4,557

Net realized gains	1,556,311

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	(5,000,953)
Forward foreign currency contracts (Note 2)	153,774
Translation of assets and liabilities denominated in foreign currencies	(5,291)

Net change in unrealized appreciation/depreciation	(4,852,470)

Net realized/unrealized losses	(3,296,159)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,002,004

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Nationwide Amundi Global High Yield Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$4,298,163	$9,324,711
Net realized gains	1,556,311	6,123,657
Net change in unrealized appreciation/depreciation	(4,852,470)	770,966

Change in net assets resulting from operations	1,002,004	16,219,334

Distributions to Shareholders From:
Net investment income:
Class A	(24,594)	(29,904)
Class C	(2,802)	(7,018)
Class R6 (a)	(3,470,923)	(10,487,120)
Institutional Service	(29,680)	(19,288)
Net realized gains:
Class A	(44,877)	(1,130)
Class C	(6,196)	(501)
Class R6 (a)	(6,608,915)	(713,097)
Institutional Service	(26,210)	(608)

Change in net assets from shareholder distributions	(10,214,197)	(11,258,666)

Change in net assets from capital transactions	(4,885,689)	(21,782,616)

Change in net assets	(14,097,882)	(16,821,948)

Net Assets:
Beginning of period	146,519,651	163,341,599

End of period	$132,421,769	$146,519,651

Accumulated undistributed net investment income at end of period	$1,150,361	$380,197

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$217,243	$939,641
Dividends reinvested	54,293	25,577
Cost of shares redeemed	(42,714)	(226,374)

Total Class A Shares	228,822	738,844

Class C Shares
Proceeds from shares issued	34,000	16,000
Dividends reinvested	8,601	7,412
Cost of shares redeemed	–	–

Total Class C Shares	42,601	23,412

Class R6 Shares (a)
Proceeds from shares issued	606,809	1,533,698
Dividends reinvested	10,079,838	11,200,217
Cost of shares redeemed	(18,117,320)	(35,585,225)

Total Class R6 Shares	(7,430,673)	(22,851,310)

14

Statements of Changes in Net Assets (Continued)

	Nationwide Amundi Global High Yield Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

CAPITAL TRANSACTIONS: (continued)
Institutional Service Shares
Proceeds from shares issued	$5,345,689	$423,344
Dividends reinvested	55,890	15,484
Cost of shares redeemed	(3,128,018)	(132,390)

Total Institutional Service Shares	2,273,561	306,438

Change in net assets from capital transactions	$(4,885,689)	$(21,782,616)

SHARE TRANSACTIONS:
Class A Shares
Issued	21,186	89,181
Reinvested	5,361	2,447
Redeemed	(4,071)	(21,461)

Total Class A Shares	22,476	70,167

Class C Shares
Issued	3,410	1,523
Reinvested	850	713
Redeemed	–	–

Total Class C Shares	4,260	2,236

Class R6 Shares (a)
Issued	58,704	146,337
Reinvested	994,712	1,076,493
Redeemed	(1,790,048)	(3,396,066)

Total Class R6 Shares	(736,632)	(2,173,236)

Institutional Service Shares
Issued	530,392	40,335
Reinvested	5,535	1,480
Redeemed	(309,172)	(12,521)

Total Institutional Service Shares	226,755	29,294

Total change in shares	(483,141)	(2,071,539)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Amundi Global High Yield Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.69	0.30	(0.24)	0.06	(0.24)	(0.49)	(0.73)	$10.02	0.59%	$1,134,328	0.97%	5.86%	1.10%	66.26%
Year Ended October 31, 2017	$10.36	0.62	0.47	1.09	(0.71)	(0.05)	(0.76)	$10.69	10.89%	$970,539	0.96%	5.89%	1.06%	126.89%
Period Ended October 31, 2016 (g)	$10.00	0.58	0.27	0.85	(0.49)	–	(0.49)	$10.36	8.83%	$213,186	0.99%	5.83%	1.15%	96.27%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.69	0.26	(0.24)	0.02	(0.21)	(0.49)	(0.70)	$10.01	0.13%	$169,491	1.70%	5.12%	1.83%	66.26%
Year Ended October 31, 2017	$10.35	0.54	0.48	1.02	(0.63)	(0.05)	(0.68)	$10.69	10.17%	$135,407	1.70%	5.19%	1.80%	126.89%
Period Ended October 31, 2016 (g)	$10.00	0.50	0.27	0.77	(0.42)	–	(0.42)	$10.35	7.95%	$107,982	1.75%	5.02%	1.91%	96.27%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$10.70	0.31	(0.23)	0.08	(0.26)	(0.49)	(0.75)	$10.03	0.73%	$128,424,164	0.70%	6.11%	0.83%	66.26%
Year Ended October 31, 2017	$10.36	0.65	0.47	1.12	(0.73)	(0.05)	(0.78)	$10.70	11.26%	$144,964,962	0.70%	6.21%	0.80%	126.89%
Period Ended October 31, 2016 (g)	$10.00	0.60	0.28	0.88	(0.52)	–	(0.52)	$10.36	9.11%	$162,889,448	0.70%	6.08%	0.84%	96.27%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.70	0.31	(0.24)	0.07	(0.25)	(0.49)	(0.74)	$10.03	0.70%	$2,693,786	0.77%	6.08%	0.90%	66.26%
Year Ended October 31, 2017	$10.36	0.65	0.47	1.12	(0.73)	(0.05)	(0.78)	$10.70	11.26%	$448,743	0.70%	6.14%	0.81%	126.89%
Period Ended October 31, 2016 (g)	$10.00	0.60	0.28	0.88	(0.52)	–	(0.52)	$10.36	9.09%	$130,983	0.75%	6.07%	0.91%	96.27%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from November 3, 2015 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of November 2, 2015 through October 31, 2016.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

16

Fund Overview	Nationwide Amundi Strategic Income Fund

Asset Allocation†

Corporate Bonds	53.3%
Loan Participations	14.8%
Collateralized Mortgage Obligations	13.1%
Asset-Backed Securities	11.7%
Commercial Mortgage-Backed Securities	4.4%
Foreign Government Securities	3.6%
Short-Term Investments	2.7%
Repurchase Agreement	0.7%
Forward Currency Contracts††	0.0%
Futures	(0.1)%
Credit Default Swaps	(0.4)%
Liabilities in excess of other assets	(3.8)%
100.0%

Top Industries†††

Oil, Gas & Consumable Fuels	9.0%
Banks	6.0%
Diversified Telecommunication Services	3.7%
Wireless Telecommunication Services	3.5%
Food Products	2.7%
Independent Power and Renewable Electricity Producers	2.1%
Metals & Mining	2.1%
Hotels, Restaurants & Leisure	2.1%
Electric Utilities	2.1%
Machinery	1.7%
Other Industries*	65.0%
100.0%

Top Holdings†††

Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class	2.0%
FNMA, 7.40%, 9/25/2029	1.6%
FHLMC Structured Agency Credit Risk Debt Notes, 6.35%, 3/25/2030	1.6%
Kinder Morgan, Inc., 4.30%, 3/1/2028	1.6%
FNMA, 6.05%, 2/25/2030	1.6%
FNMA, 5.90%, 5/25/2030	1.6%
American Express Co., 3.40%, 2/27/2023	1.5%
Westlake Automobile Receivables Trust, 4.53%, 5/15/2023	1.5%
BNP Paribas SA, 4.38%, 3/1/2033	1.5%
Stoneway Capital Corp., 10.00%, 3/1/2027	1.4%
Other Holdings*	84.1%
100.0%

Top Countries†††

United States	79.0%
France	2.3%
Argentina	2.3%
Italy	1.8%
Bermuda	1.7%
Canada	1.3%
Saudi Arabia	1.2%
Spain	1.2%
Brazil	1.0%
Zambia	1.0%
Other Countries*	7.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

17

Shareholder Expense Example	Nationwide Amundi Strategic Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Amundi Strategic Income Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,025.60	4.72	0.94
	Hypothetical	(a)(b)	1,000.00	1,020.13	4.71	0.94
Class C Shares	Actual	(a)	1,000.00	1,022.00	8.47	1.69
	Hypothetical	(a)(b)	1,000.00	1,016.41	8.45	1.69
Class R6 Shares	Actual	(a)	1,000.00	1,027.00	3.37	0.67
	Hypothetical	(a)(b)	1,000.00	1,021.47	3.36	0.67
Institutional Service Shares	Actual	(a)	1,000.00	1,026.30	3.37	0.67
	Hypothetical	(a)(b)	1,000.00	1,021.47	3.36	0.67

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

18

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Asset-Backed Securities 11.7%

	Principal Amount	Value

CANADA 0.1%
Airlines 0.1%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/2021 (a)	$72,733	$74,348

UNITED STATES 11.6%
Automobiles 3.8%
CPS Auto Receivables Trust, Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	170,000	167,691
First Investors Auto Owner Trust, Series 2017-2A, Class E, 5.48%, 10/15/2024 (a)	350,000	355,151
Foursight Capital Automobile Receivables Trust
Series 2018-1, Class E, 5.56%, 1/16/2024 (a)	230,000	229,948
Series 2018-1, Class F, 6.82%, 4/15/2025 (a)	1,080,000	1,075,530
Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/2026 (a)	750,000	749,881
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/2023 (a)	1,790,000	1,778,146

		4,356,347

Home Equity 1.2%
Nationstar HECM Loan Trust, Series 2018-1A, Class M4, 4.70%, 2/25/2028 (a)(b)(c)	1,400,000	1,399,997

Other 6.6%
BCC Funding XIV LLC, Series 2018-1A, Class E, 6.00%, 4/21/2025 (a)	500,000	496,563
Conn’s Receivables Funding LLC, Series 2017-B, Class B, 4.52%, 11/15/2020 (a)	670,000	673,806
Invitation Homes Trust
Series 2015-SFR2, Class E, 5.05%, 6/17/2032 (a)(c)	465,000	464,998
Series 2015-SFR2, Class F, 5.60%, 6/17/2032 (a)(c)	100,000	100,696
Series 2018-SFR1, Class E, 3.90%, 3/17/2037 (a)(c)	465,000	467,086
Progress Residential Trust
Series 2015-SFR2, Class F, 5.07%, 6/12/2032 (a)	1,200,000	1,209,244
Series 2017-SFR1, Class E, 4.26%, 8/17/2034 (a)	310,000	307,195
Series 2017-SFR1, Class F, 5.35%, 8/17/2034 (a)	1,200,000	1,221,008
Series 2018-SFR1, Class E, 4.38%, 3/17/2035 (a)	780,000	774,520
Series 2018-SFR1, Class F, 4.78%, 3/17/2035 (a)	900,000	893,402
Tricon American Homes Trust
Series 2016-SFR1, Class F, 5.77%, 11/17/2033 (a)	240,000	248,285

Asset-Backed Securities (continued)

	Principal Amount	Value

UNITED STATES (continued)
Other (continued)
Series 2017-SFR2, Class D, 3.67%, 1/17/2036 (a)	$150,000	$145,476

Series 2017-SFR2, Class E, 4.22%, 1/17/2036 (a)	475,000	465,698
Series 2017-SFR2, Class F, 5.10%, 1/17/2036 (a)	140,000	140,677

		7,608,654

		13,364,998

Total Asset-Backed Securities (cost $13,470,350)		13,439,346

Collateralized Mortgage Obligations 13.1%
BERMUDA 0.9%
Bellemeade Re Ltd., Series 2018-1A, Class M1B, 3.48%, 4/25/2028 (a)(c)	1,020,000	1,019,829

UNITED STATES 12.2%
Angel Oak Mortgage Trust LLC, Series 2017-1, Class B1, 6.36%, 1/25/2047 (a)(c)	470,000	479,802
COLT Mortgage Loan Trust, Series 2017-2, Class B1, 4.56%, 10/25/2047 (a)(c)	365,000	364,907
FHLMC REMICS, Series 4395, Class TI, IO, 4.00%, 5/15/2026	241,023	22,230
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-HQ1, Class B, 12.65%, 3/25/2025 (c)	409,687	560,732
Series 2015-HQA1, Class B, 10.70%, 3/25/2028 (c)	568,535	696,005
Series 2017-HQA1, Class B1, 6.90%, 8/25/2029 (c)	1,000,000	1,089,109
Series 2017-DNA2, Class B1, 7.05%, 10/25/2029 (c)	1,668,000	1,878,648
Series 2017-DNA3, Class B1, 6.35%, 3/25/2030 (c)	1,800,000	1,946,956
FNMA
Series 2016-C04, Class 1B, 12.15%, 1/25/2029 (c)	199,923	271,776
Series 2017-C02, Class 2B1, 7.40%, 9/25/2029 (c)	1,750,000	1,960,843
Series 2017-C04, Class 2B1, 6.95%, 11/25/2029 (c)	400,000	435,717
Series 2017-C06, Class 1B1, 6.05%, 2/25/2030 (c)	1,790,000	1,882,712
Series 2017-C07, Class 1B1, 5.90%, 5/25/2030 (c)	1,800,000	1,872,090
FNMA REMICS
Series 2004-31, Class SG, IO, 5.20%, 8/25/2033 (c)(d)	51,505	422
Series 2009-31, Class PI, IO, 5.00%, 11/25/2038	232,851	38,482

19

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value

UNITED STATES (continued)
GNMA REMICS
Series 2011-167, Class , IO, 5.00%, 12/16/2020 (d)	$49,585	$1,728
Series 2013-84, Class SC, IO, 4.70%, 3/16/2040 (c)	182,540	22,746
Series 2011-135, Class QI, IO, 4.50%, 6/16/2041	218,368	34,637
Series 2012-140, Class IC, IO, 3.50%, 11/20/2042	251,122	51,669
Series 2016-5, Class CS, IO, 4.25%, 1/20/2046 (c)	351,320	56,623
Series 2016-20, Class SB, IO, 4.20%, 2/20/2046 (c)	722,045	110,165
Series 2016-81, Class , IO, 4.00%, 6/20/2046	216,117	41,781
Series 2016-88, Class SM, IO, 4.20%, 7/20/2046 (c)	330,828	52,252
Series 2016-108, Class QI, IO, 4.00%, 8/20/2046	143,613	31,891
Series 2016-118, Class DS, IO, 4.20%, 9/20/2046 (c)	335,169	64,851
Series 2016-145, Class UI, IO, 3.50%, 10/20/2046	237,862	47,804

		14,016,578

Total Collateralized Mortgage Obligations (cost $14,739,289)		15,036,407

Commercial Mortgage-Backed Securities 4.4%
UNITED STATES 4.4%
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.74%, 11/15/2048 (c)	250,000	222,844
GS Mortgage Securities Trust , Series 2016-GS4, Class D, 3.23%, 11/10/2049 (a)(c)	1,340,000	1,090,111
JPMBB Commercial Mortgage Securities Trust , Series 2013-C17, Class D, 5.04%, 1/15/2047 (a)(c)	1,285,000	1,206,350
Morgan Stanley Bank of America Merrill Lynch Trust , Series 2015-C25, Class D, 3.07%, 10/15/2048	1,000,000	822,386
Morgan Stanley Capital I Trust , Series 2016-UBS9, Class D, 3.00%, 3/15/2049 (a)	1,500,000	1,213,534
Wells Fargo Commercial Mortgage Trust , Series 2016-NXS5, Class D, 5.04%, 1/15/2059 (c)	125,000	119,967
WFRBS Commercial Mortgage Trust , Series 2013-C12, Class D, 4.55%, 3/15/2048 (a)(c)	445,000	404,734

Total Commercial Mortgage-Backed Securities (cost $5,015,340)		5,079,926

Corporate Bonds 53.3%

	Principal Amount	Value

ARGENTINA 2.0%
Electric Utilities 2.0%
Genneia SA, 8.75%, 1/20/2022 (a)	$230,000	$246,962
Pampa Energia SA, 7.50%, 1/24/2027 (a)	295,000	300,163
Stoneway Capital Corp., 10.00%, 3/1/2027 (a)	1,560,000	1,661,852

		2,208,977

AUSTRALIA 0.3%
Chemicals 0.3%
Nufarm Australia Ltd., 5.75%, 4/30/2026 (a)	350,000	349,125

BELGIUM 0.5%
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/2048	620,000	614,565

BERMUDA 0.9%
Beverages 0.9%
Bacardi Ltd., 5.30%, 5/15/2048 (a)	1,000,000	986,749

BRAZIL 0.9%
Food Products 0.6%
JBS USA LUX SA, 6.75%, 2/15/2028 (a)	330,000	316,800
MARB BondCo plc, 6.88%, 1/19/2025 (a)	365,000	343,100

		659,900

Water Utilities 0.3%
Aegea Finance Sarl, 5.75%, 10/10/2024 (a)	300,000	296,250

		956,150

CANADA 1.3%
Chemicals 0.2%
NOVA Chemicals Corp., 5.25%, 6/1/2027 (a)	180,000	173,250

Energy Equipment & Services 0.8%
Precision Drilling Corp., 7.13%, 1/15/2026 (a)	910,000	919,100

Food Products 0.1%
Clearwater Seafoods, Inc., 6.88%, 5/1/2025 (a)	145,000	138,475

Hotels, Restaurants & Leisure 0.2%
1011778 BC ULC, 5.00%, 10/15/2025 (a)	230,000	221,304

		1,452,129

FRANCE 2.4%
Banks 1.5%
BNP Paribas SA, (USD Swap Semi 5 Year + 1.48%), 4.38%, 3/1/2033 (a)(e)	1,825,000	1,759,118

20

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

FRANCE (continued)
Construction & Engineering 0.4%
Novafives SAS, 5.00%, 6/15/2025 (a)	EUR 355,000	$436,475

Diversified Telecommunication Services 0.2%
Altice France SA, 7.38%, 5/1/2026 (a)	$255,000	247,031

Hotels, Restaurants & Leisure 0.3%
Burger King France SAS, 6.00%, 5/1/2024 (a)	EUR 250,000	324,573

		2,767,197

ITALY 1.9%
Banks 1.4%
Intesa Sanpaolo SpA, 5.71%, 1/15/2026 (a)	$300,000	301,049
UniCredit SpA, (USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a)(e)	1,260,000	1,260,063

		1,561,112

Wireless Telecommunication Services 0.5%
Wind Tre SpA, 5.00%, 1/20/2026 (a)	660,000	554,004

		2,115,116

JAPAN 0.7%
Banks 0.7%
Mitsubishi UFJ Financial Group, Inc., 3.46%, 3/2/2023	845,000	838,729

KAZAKHSTAN 0.3%
Oil, Gas & Consumable Fuels 0.3%
Nostrum Oil & Gas Finance BV, 7.00%, 2/16/2025 (a)	345,000	331,545

MEXICO 0.4%
Textiles, Apparel & Luxury Goods 0.4%
Grupo Kaltex SA de CV, 8.88%, 4/11/2022 (a)	480,000	417,600

NETHERLANDS 0.8%
Construction & Engineering 0.3%
OCI NV, 5.00%, 4/15/2023 (a)	EUR 300,000	368,770

Internet Software & Services 0.3%
United Group BV, 4.88%, 7/1/2024 (a)	280,000	345,699

Metals & Mining 0.2%
Constellium NV, 5.88%, 2/15/2026 (a)	$220,000	216,700

		931,169

NIGERIA 0.5%
Oil, Gas & Consumable Fuels 0.5%
SEPLAT Petroleum Development Co. plc, 9.25%, 4/1/2023 (a)	580,000	587,366

Corporate Bonds (continued)

	Principal Amount	Value

SPAIN 1.2%
Auto Components 0.7%
Gestamp Automocion SA, 3.25%, 4/30/2026 (a)	EUR 710,000	$848,702

Banks 0.5%
Banco Santander SA, 3.85%, 4/12/2023	$600,000	595,406

		1,444,108

UNITED ARAB EMIRATES 0.6%
Energy Equipment & Services 0.6%
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025 (a)	745,000	756,175

UNITED KINGDOM 1.1%
Banks 1.1%
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 3.45%), 6.25%, 3/23/2023 (e)(f)	605,000	613,325
(USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027 (e)(f)	265,000	261,740
Royal Bank of Scotland Group plc, 4.80%, 4/5/2026	280,000	285,581

		1,160,646

UNITED STATES 36.5%
Auto Components 0.7%
LKQ European Holdings BV, 3.63%, 4/1/2026 (a)	EUR 620,000	747,725

Banks 1.1%
Bank of America Corp., (ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (e)	$1,300,000	1,275,488

Biotechnology 1.2%
Celgene Corp., 3.90%, 2/20/2028	1,360,000	1,313,423

Capital Markets 1.2%
E*TRADE Financial Corp., Series B, (ICE LIBOR USD 3 Month + 3.16%), 5.30%, 3/15/2023 (e)(f)	220,000	214,912
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (e)	1,210,000	1,157,266

		1,372,178

Consumer Finance 1.6%
American Express Co., 3.40%, 2/27/2023	1,800,000	1,785,843

Containers & Packaging 0.2%
Crown European Holdings SA, 2.88%, 2/1/2026 (a)	EUR 230,000	273,582

Diversified Telecommunication Services 2.6%
Frontier Communications Corp.
7.13%, 1/15/2023 (g)	$1,250,000	893,750
8.50%, 4/1/2026 (a)	265,000	257,712

21

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

UNITED STATES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 2.88%, 1/15/2038	EUR 385,000	$468,306
Windstream Services LLC, 8.63%, 10/31/2025 (a)	$1,435,000	1,316,613

		2,936,381

Electric Utilities 0.2%
NextEra Energy Operating Partners LP, 4.50%, 9/15/2027 (a)	275,000	256,438

Electronic Equipment, Instruments & Components 0.9%
Belden, Inc., 3.88%, 3/15/2028 (a)	EUR 905,000	1,064,551

Energy Equipment & Services 0.3%
Exterran Energy Solutions LP, 8.13%, 5/1/2025	$180,000	190,800
FTS International, Inc., 6.25%, 5/1/2022	115,000	115,719

		306,519

Equity Real Estate Investment Trusts (REITs) 1.4%
American Homes 4 Rent LP, 4.25%, 2/15/2028	255,000	245,158
Equinix, Inc.
2.88%, 3/15/2024	EUR 800,000	962,022
2.88%, 2/1/2026	300,000	349,296

		1,556,476

Food & Staples Retailing 0.3%
BI-LO LLC, 9.25%, 2/15/2019 (a)	$250,000	250,313
Fresh Market, Inc. (The), 9.75%, 5/1/2023 (a)	195,000	107,250

		357,563

Food Products 1.9%
Pilgrim’s Pride Corp., 5.88%, 9/30/2027 (a)	1,520,000	1,451,600
Post Holdings, Inc.
5.00%, 8/15/2026 (a)	430,000	403,125
5.63%, 1/15/2028 (a)	365,000	348,575

		2,203,300

Hotels, Restaurants & Leisure 1.1%
Scientific Games International, Inc., 3.38%, 2/15/2026 (a)	EUR 135,000	157,853
Viking Cruises Ltd., 5.88%, 9/15/2027 (a)	$725,000	699,625
VOC Escrow Ltd., 5.00%, 2/15/2028 (a)	440,000	425,700

		1,283,178

Household Durables 0.8%
Meritage Homes Corp., 6.00%, 6/1/2025 (a)	900,000	928,125

Independent Power and Renewable Electricity Producers 2.2%
AES Corp., 4.00%, 3/15/2021	275,000	276,457
Calpine Corp.
5.75%, 1/15/2025	570,000	523,032
5.25%, 6/1/2026 (a)	500,000	478,438

Corporate Bonds (continued)

	Principal Amount	Value

UNITED STATES (continued)
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc., 5.75%, 1/15/2028 (a)	$135,000	$133,650
Talen Energy Supply LLC, 10.50%, 1/15/2026 (a)	1,305,000	1,136,981

		2,548,558

Insurance 1.4%
AXA Equitable Holdings, Inc., 4.35%, 4/20/2028 (a)	720,000	703,701
CNO Financial Group, Inc., 5.25%, 5/30/2025	860,000	866,450

		1,570,151

Machinery 1.1%
BlueLine Rental Finance Corp., 9.25%, 3/15/2024 (a)	1,000,000	1,063,450
Titan International, Inc., 6.50%, 11/30/2023 (a)	240,000	243,600

		1,307,050

Marine 0.4%
Kirby Corp., 4.20%, 3/1/2028	465,000	457,556

Media 0.2%
Salem Media Group, Inc., 6.75%, 6/1/2024 (a)	270,000	255,825

Metals & Mining 0.9%
Aleris International, Inc., 9.50%, 4/1/2021 (a)	420,000	437,850
Commercial Metals Co., 5.75%, 4/15/2026 (a)	545,000	545,681

		983,531

Multiline Retail 0.4%
JC Penney Corp., Inc., 8.63%, 3/15/2025 (a)	335,000	312,388
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (a)	250,000	168,750

		481,138

Oil, Gas & Consumable Fuels 8.4%
American Midstream Partners LP, 8.50%, 12/15/2021 (a)	150,000	149,250
Andeavor Logistics LP, 4.25%, 12/1/2027	335,000	325,860
Cheniere Energy Partners LP, 5.25%, 10/1/2025 (a)	805,000	786,887
Genesis Energy LP
6.50%, 10/1/2025	880,000	864,600
6.25%, 5/15/2026	425,000	405,875
Halcon Resources Corp., 6.75%, 2/15/2025 (a)	420,000	417,375
Hess Infrastructure Partners LP, 5.63%, 2/15/2026 (a)	285,000	287,850
Indigo Natural Resources LLC, 6.88%, 2/15/2026 (a)	190,000	182,400
Kinder Morgan, Inc., 4.30%, 3/1/2028	1,970,000	1,922,180

22

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
MPLX LP, 4.50%, 4/15/2038	$1,220,000	$1,179,844
Sunoco LP, 4.88%, 1/15/2023 (a)	1,150,000	1,132,141
Tapstone Energy LLC, 9.75%, 6/1/2022 (a)	190,000	163,818
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/2028 (a)	555,000	538,296
TransMontaigne Partners LP, 6.13%, 2/15/2026	125,000	124,375
Valero Energy Partners LP, 4.50%, 3/15/2028	430,000	424,766
Western Gas Partners LP, 4.50%, 3/1/2028	775,000	765,558

		9,671,075

Real Estate Management & Development 0.9%
Kennedy-Wilson, Inc., 5.88%, 4/1/2024 (a)	1,000,000	985,000

Software 0.3%
salesforce.com, Inc., 3.70%, 4/11/2028	375,000	371,394

Specialty Retail 0.1%
Rent-A-Center, Inc., 6.63%, 11/15/2020	155,000	148,025

Technology Hardware, Storage & Peripherals 0.1%
Seagate HDD Cayman, 4.88%, 3/1/2024	60,000	58,972

Textiles, Apparel & Luxury Goods 0.2%
PVH Corp., 3.13%, 12/15/2027 (a)	EUR 245,000	292,949

Thrifts & Mortgage Finance 1.5%
Freedom Mortgage Corp.
8.13%, 11/15/2024 (a)	1,175,000	1,175,000
8.25%, 4/15/2025 (a)	580,000	580,000

		1,755,000

Trading Companies & Distributors 1.0%
United Rentals North America, Inc., 4.88%, 1/15/2028	$1,215,000	1,151,213

Wireless Telecommunication Services 1.9%
Sprint Corp., 7.63%, 3/1/2026	605,000	637,519
Sprint Spectrum Co. LLC, 5.15%, 3/20/2028 (a)	680,000	689,350
T-Mobile USA, Inc., 4.75%, 2/1/2028	955,000	918,996

		2,245,865

		41,944,072

ZAMBIA 1.0%
Metals & Mining 1.0%
First Quantum Minerals Ltd.
7.50%, 4/1/2025 (a)	200,000	197,760
6.88%, 3/1/2026 (a)	1,045,000	992,750

		1,190,510

Total Corporate Bonds (cost $62,113,609)		61,051,928

Foreign Government Securities 3.6%

	Principal Amount	Value

ARGENTINA 0.4%
Provincia de Buenos Aires, 5.38%, 1/20/2023 (a)	EUR 400,000	$499,934

BRAZIL 0.2%
Federative Republic of Brazil, 5.63%, 2/21/2047	$255,000	239,955

CHILE 0.3%
Republic of Chile, 3.24%, 2/6/2028	340,000	325,040

OMAN 0.5%
Oman Government Bond, 4.13%, 1/17/2023 (a)	575,000	546,882

QATAR 0.9%
Qatar Government Bond, 5.10%, 4/23/2048 (a)	1,035,000	1,025,840

SAUDI ARABIA 1.3%
Kingdom of Saudi Arabia, 5.00%, 4/17/2049 (a)	1,525,000	1,462,460

Total Foreign Government Securities (cost $4,139,509)		4,100,111

Loan Participations 14.8%
UNITED STATES 14.8%
Auto Components 0.2%
Superior Industries International, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 6.40%, 5/22/2024 (e)	133,958	134,963
Trico Group LLC, 1st Lien Term Loan, (ICE LIBOR USD 6 Month + 6.50%), 8.48%, 2/2/2024 (e)	155,000	155,775

		290,738

Building Products 0.9%
Janus International Group LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.90%, 2/12/2025 (e)	1,000,000	993,750

Chemicals 0.6%
Diversey, Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.99%, 9/6/2024 (e)	399,000	398,254
New Arclin US Holding Corp., Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 5.80%, 2/14/2024 (e)	189,050	190,311
New Arclin US Holding Corp., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 8.75%), 11.05%, 2/14/2025 (e)	85,000	85,744

		674,309

Commercial Services & Supplies 0.1%
West Corp., Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.90%, 10/10/2024 (e)	162,569	163,733

23

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Loan Participations (continued)

	Principal Amount	Value

UNITED STATES (continued)
Construction & Engineering 0.4%
AECOM, Term Loan B, (ICE LIBOR USD 1 Month + 1.75%), 3.65%, 2/21/2025 (e)	$500,000	$501,250

Consumer Services 0.2%
Intrawest, 1st Lien Term Loan B1, (ICE LIBOR USD 3 Month + 3.00%), 4.90%, 7/31/2024 (e)	182,266	183,405

Containers & Packaging 0.4%
Kloeckner Pentaplast, Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 6.15%, 6/30/2022 (e)	457,700	433,424

Diversified Financial Services 1.5%
Nationstar, Trance A Term Loan, (ICE LIBOR USD 3 Month +5.00%), 5.00%, 4/27/2019 (e)	627,388	627,388
Nationstar, Trance B Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 5.50%, 4/27/2019 (e)	627,388	627,387
Nationstar, Trance C Term Loan, (ICE LIBOR USD 3 Month + 5.75%), 5.75%, 4/27/2019 (e)	470,541	470,541

		1,725,316

Diversified Telecommunication Services 1.1%
SFR Group SA, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.65%, 7/31/2025 (e)	445,500	437,623
Windstream Corp., Term Loan B, (ICE LIBOR USD 1 Month + 4.00%), 5.90%, 3/29/2021 (e)	352,966	336,864
Zayo Group LLC, Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 4.15%, 1/19/2024 (e)	500,000	503,280

		1,277,767

Electronic Equipment, Instruments & Components 0.3%
ATS Consolidated, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 5.64%, 2/28/2025 (e)	350,000	352,478

Equity Real Estate Investment Trusts (REITs) 0.3%
Iron Mountain, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 1.75%), 3.65%, 3/22/2026 (e)	335,000	333,536

Food Products 0.2%
JBS USA LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 4.68%, 10/30/2022 (e)	188,100	187,825

Hotels, Restaurants & Leisure 0.6%
Scientific Games International, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.73%, 8/14/2024 (e)	650,000	653,757

Internet & Direct Marketing Retail 0.5%
Shutterfly, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.66%, 8/17/2024 (e)	525,000	529,594

Loan Participations (continued)

	Principal Amount	Value

UNITED STATES (continued)
Machinery 0.6%
Shape Technologies Group, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.90%, 4/19/2025 (e)	$675,000	$678,375

Media 1.2%
Lamar Media Corp., Term Loan B, (ICE LIBOR USD 1 Month + 1.75%), 3.69%, 3/14/2025 (e)	225,000	226,125
Sinclair Television Group, Inc., Term Loan, (ICE LIBOR USD 6 Month + 0.00%), 0.00%, 12/12/2024 (e)	375,000	376,564
WMG Acquisition Corp., Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 4.15%, 11/1/2023 (e)	735,000	738,065

		1,340,754

Metals & Mining 0.1%
Big River Steel LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 7.30%, 8/23/2023 (e)	124,375	126,241

Multiline Retail 1.0%
JC Penny Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 4.25%), 6.23%, 6/23/2023 (e)	191,250	186,098
Neiman Marcus Group, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 5.14%, 10/25/2020 (e)	1,096,488	963,911

		1,150,009

Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp., Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 9.44%, 8/23/2021 (e)	115,000	121,612

Personal Products 0.1%
Alphabet Holding Company, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.40%, 9/26/2024 (e)	189,050	163,056

Professional Services 1.0%
On Assignment, Inc. Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.90%, 4/2/2025 (e)	765,937	769,192

Pre-Paid Legal Services, Inc., Term Loan, (ICE LIBOR USD 6 Month + 0.00%), 0.00%, 4/11/2025 (b)(e)	350,000	348,250

		1,117,442

Road & Rail 0.1%
PODS, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.90%, 12/6/2024 (e)	134,325	135,332

Software 0.7%
SS&C Technologies Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 4.40%, 4/16/2025 (e)	215,129	216,474
SS&C Technologies Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 4.40%, 4/16/2025 (e)	581,445	585,079

		801,553

24

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Loan Participations (continued)

	Principal Amount	Value

UNITED STATES (continued)
Specialty Retail 1.4%
Camping World Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.64%, 11/8/2023 (e)	$1,620,582	$1,628,345

Wireless Telecommunication Services 1.2%
SBA Senior Finance II LLC, 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.90%, 4/6/2025 (e)	1,335,000	1,338,151

Total Loan Participation (cost $16,861,802)		16,901,752

Short-Term Investments 2.7%
U.S. Treasury Obligation 0.6%
U.S. Treasury Bills, 0.00%, 8/2/2018 (h)(i)	660,000	656,884

	Shares

Money Market Funds 2.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (j)(k)	60,275	60,275
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.89% (k)	2,394,154	2,394,872

		2,455,147

Total Short-Term Investment (cost $3,112,248)		3,112,031

Repurchase Agreement 0.7%

	Principal Amount

BNP Paribas Securities Corp. 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $837,364, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $854,071. (j)(l)	$837,325	837,325

Total Repurchase Agreement (cost $837,325)		837,325

Total Investments (cost $120,289,472) — 104.3%		119,558,826

Liabilities in excess of other assets — (4.3)%		(4,919,786)

NET ASSETS — 100.0%		$114,639,040

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at April 30, 2018 was $60,201,656 which represents 52.51% of net assets.

(b)	Fair valued security.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 6 for further information. The interest rate shown was the current rate as of April 30, 2018.

(d)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2018.

(f)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2018. The maturity date reflects the next call date.

(g)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $858,000, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $60,275 and $837,325, respectively, a total value of $897,600.

(h)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(i)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.

(j)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $897,600.

(k)	Represents 7-day effective yield as of April 30, 2018.

(l)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

EUR	Euro
USD	United States Dollar

25

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Centrally Cleared Credit default swap contracts outstanding — buy protection as of April 30, 20181:

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread[2]	Notional Amount[3]	Upfront Payments (Receipts) ($)[4]	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX Emerging Markets Index Series 27	1.00%	Quarterly	6/20/2022	1.06%	USD 3,250,000	111,281	(107,704)	3,577

						111,281	(107,704)	3,577

Markit CDX North America High Yield Index Series 29	5.00	Quarterly	12/20/2022	3.17	USD 9,800,000	(466,879)	(301,511)	(768,390)
Markit CDX North America High Yield Index Series 30	5.00	Quarterly	6/20/2023	3.39	USD 15,000,000	(1,043,879)	(79,231)	(1,123,110)
Markit CDX North America Investment Grade Index Series 30	1.00	Quarterly	6/20/2023	0.61	USD 24,750,000	(372,321)	(113,974)	(486,295)

						(1,883,079)	(494,716)	(2,377,795)

						(1,771,798)	(602,420)	(2,374,218)

1	The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4	Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Currency:

USD	United States Dollar

Forward foreign currency contracts outstanding as of April 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	7,263,163	EUR	5,990,000	Bank of America NA	5/31/2018	13,700

Net unrealized appreciation						13,700

Currency:

USD	United States Dollar

EUR	Euro

26

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Futures contracts outstanding as of April 30, 2018 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	143	6/2018	USD	18,288,359	(15,968)
U.S. Treasury Ultra Bond	15	6/2018	USD	2,356,875	29,612

					13,644

Short Contracts
Euro-Bobl	(7)	6/2018	EUR	(1,107,369)	(5,841)
Euro-Bund	(125)	6/2018	EUR	(23,961,802)	(277,310)
U.S. Treasury 10 Year Note	(155)	6/2018	USD	(18,541,875)	85,879
U.S. Treasury 5 Year Note	(124)	6/2018	USD	(14,074,969)	74,604
U.S. Treasury Long Bond	(42)	6/2018	USD	(6,041,438)	26,949
USD 10 Year Interest Rate Swap	(21)	6/2018	USD	(1,959,234)	4,393
USD 5 Year Interest Rate Swap	(27)	6/2018	USD	(2,582,086)	10,128

					(81,198)

					(67,554)

Currency:

EUR	Euro

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

27

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund
Assets:
Investment securities, at value* (cost $119,452,147)	$118,721,501
Repurchase agreement, at value (cost $837,325)	837,325
Cash	712,054
Cash pledged for centrally cleared credit default swap contracts	1,029,037
Foreign currencies, at value (cost $4,796)	4,796
Interest and dividends receivable	901,419
Security lending income receivable	1,088
Receivable for investments sold	188,238
Receivable for capital shares issued	1,464
Reclaims receivable	564
Receivable for variation margin on centrally cleared credit default swap contracts	13,633
Unrealized appreciation on forward foreign currency contracts (Note 2)	13,700
Reimbursement from investment adviser (Note 3)	10,266
Prepaid expenses	32,776

Total Assets	122,467,861

Liabilities:
Payable for investments purchased	6,796,346
Payable for variation margin on futures contracts	21,184
Payable upon return of securities loaned (Note 2)	897,600
Accrued expenses and other payables:
Investment advisory fees	52,478
Fund administration fees	15,242
Distribution fees	352
Administrative servicing fees	13,082
Accounting and transfer agent fees	1,120
Custodian fees	472
Compliance program costs (Note 3)	26
Professional fees	21,953
Printing fees	5,553
Other	3,413

Total Liabilities	7,828,821

Net Assets	$114,639,040

Represented by:
Capital	$114,746,579
Accumulated undistributed net investment income	115,958
Accumulated net realized gains from investment securities, futures contracts, forward foreign currency contracts, foreign currency transactions and swap contracts	1,162,376
Net unrealized appreciation/(depreciation) in investment securities	(730,646)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(67,554)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	13,700
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,047
Net unrealized appreciation/(depreciation) from swap contracts (Note 2)	(602,420)

Net Assets	$114,639,040

28

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund
Net Assets:
Class A Shares	$902,843
Class C Shares	202,135
Class R6 Shares	112,382,209
Institutional Service Shares	1,151,853

Total	$114,639,040

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	87,325
Class C Shares	19,558
Class R6 Shares	10,871,074
Institutional Service Shares	111,467

Total	11,089,424

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.34
Class C Shares (b)	$10.34
Class R6 Shares	$10.34
Institutional Service Shares	$10.33
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.58

Maximum Sales Charge:
Class A Shares	2.25%

*	Includes value of securities on loan of $858,000 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

29

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund
INVESTMENT INCOME:
Interest income	$1,703,482
Dividend income	32,932
Income from securities lending (Note 2)	2,514

Total Income	1,738,928

EXPENSES:
Investment advisory fees	192,481
Fund administration fees	48,561
Distribution fees Class A	858
Distribution fees Class C	898
Administrative servicing fees Class A	87
Administrative servicing fees Class C	17
Registration and filing fees	26,790
Professional fees	23,636
Printing fees	5,433
Trustee fees	975
Custodian fees	1,206
Accounting and transfer agent fees	6,761
Compliance program costs (Note 3)	142
Other	3,748

Total expenses before expenses reimbursed	311,593

Expenses reimbursed by adviser (Note 3)	(77,898)

Net Expenses	233,695

NET INVESTMENT INCOME	1,505,233

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	730,219
Expiration or closing of futures contracts (Note 2)	236,544
Settlement of forward foreign currency contracts (Note 2)	13,795
Foreign currency transactions (Note 2)	(1,640)
Expiration or closing of swap contracts (Note 2)	319,401

Net realized gains	1,298,319

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	(1,596,437)
Futures contracts (Note 2)	(188,335)
Forward foreign currency contracts (Note 2)	25,034
Translation of assets and liabilities denominated in foreign currencies	840
Swap contracts (Note 2)	(490,804)

Net change in unrealized appreciation/depreciation	(2,249,702)

Net realized/unrealized losses	(951,383)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$553,850

The accompanying notes are an integral part of these financial statements.

30

Statements of Changes in Net Assets

	Nationwide Amundi Strategic Income Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$1,505,233	$1,552,653
Net realized gains	1,298,319	885,442
Net change in unrealized appreciation/depreciation	(2,249,702)	484,947

Change in net assets resulting from operations	553,850	2,923,042

Distributions to Shareholders From:
Net investment income:
Class A	(13,881)	(11,116)
Class C	(2,943)	(6,576)
Class R6 (a)	(862,685)	(6,062)
Institutional Service	(515,362)	(1,495,415)
Net realized gains:
Class A	(18,556)	(2,596)
Class C	(6,328)	(2,760)
Class R6 (a)	(4,482)	(2,122)
Institutional Service	(1,106,953)	(524,155)

Change in net assets from shareholder distributions	(2,531,190)	(2,050,802)

Change in net assets from capital transactions	86,209,489	2,355,198

Change in net assets	84,232,149	3,227,438

Net Assets:
Beginning of period	30,406,891	27,179,453

End of period	$114,639,040	$30,406,891

Accumulated undistributed net investment income at end of period	$115,958	$5,596

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$466,764	$295,155
Dividends reinvested	32,071	13,712
Cost of shares redeemed	(19,590)	(5,253)

Total Class A Shares	479,245	303,614

Class C Shares
Proceeds from shares issued	29,271	38,250
Dividends reinvested	9,271	9,336
Cost of shares redeemed	(669)	(23,740)

Total Class C Shares	37,873	23,846

Class R6 Shares (a)
Proceeds from shares issued	113,016,353	868
Dividends reinvested	867,167	8,184
Cost of shares redeemed	(607,996)	(884)

Total Class R6 Shares	113,275,524	8,168

31

Statements of Changes in Net Assets (Continued)

	Nationwide Amundi Strategic Income Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

CAPITAL TRANSACTIONS: (continued)
Institutional Service Shares
Proceeds from shares issued	$802,944	$–
Dividends reinvested	1,621,305	2,019,570
Cost of shares redeemed	(30,007,402)	–

Total Institutional Service Shares	(27,583,153)	2,019,570

Change in net assets from capital transactions	$86,209,489	$2,355,198

SHARE TRANSACTIONS:
Class A Shares
Issued	44,521	27,955
Reinvested	3,098	1,320
Redeemed	(1,875)	(495)

Total Class A Shares	45,744	28,780

Class C Shares
Issued	2,813	3,650
Reinvested	896	906
Redeemed	(65)	(2,266)

Total Class C Shares	3,644	2,290

Class R6 Shares (a)
Issued	10,834,993	83
Reinvested	83,715	794
Redeemed	(58,887)	(84)

Total Class R6 Shares	10,859,821	793

Institutional Service Shares
Issued	77,045	–
Reinvested	156,732	195,843
Redeemed	(2,901,666)	–

Total Institutional Service Shares	(2,667,889)	195,843

Total change in shares	8,241,320	227,706

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

32

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Amundi Strategic Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.68	0.22	0.05	0.27	(0.21)	(0.40)	(0.61)	$10.34	2.56%	$902,843	0.94%	4.32%	1.27%	64.91%
Year Ended October 31, 2017	$10.37	0.55	0.49	1.04	(0.53)	(0.20)	(0.73)	$10.68	10.50%	$444,015	0.93%	5.20%	1.52%	199.38%
Period Ended October 31, 2016 (g)	$10.00	0.45	0.34	0.79	(0.42)	–	(0.42)	$10.37	8.13%	$132,789	0.97%	4.55%	1.97%	191.67%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.68	0.19	0.04	0.23	(0.17)	(0.40)	(0.57)	$10.34	2.20%	$202,135	1.69%	3.70%	2.06%	64.91%
Year Ended October 31, 2017	$10.37	0.46	0.50	0.96	(0.45)	(0.20)	(0.65)	$10.68	9.69%	$169,906	1.67%	4.41%	2.27%	199.38%
Period Ended October 31, 2016 (g)	$10.00	0.38	0.34	0.72	(0.35)	–	(0.35)	$10.37	7.35%	$141,305	1.71%	3.85%	2.72%	191.67%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$10.68	0.21	0.07	0.28	(0.22)	(0.40)	(0.62)	$10.34	2.70%	$112,382,209	0.67%	4.12%	0.77%	64.91%
Year Ended October 31, 2017	$10.37	0.57	0.50	1.07	(0.56)	(0.20)	(0.76)	$10.68	10.80%	$120,138	0.67%	5.41%	1.27%	199.38%
Period Ended October 31, 2016 (g)	$10.00	0.48	0.34	0.82	(0.45)	–	(0.45)	$10.37	8.47%	$108,493	0.67%	4.84%	1.67%	191.67%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.68	0.25	0.03	0.28	(0.23)	(0.40)	(0.63)	$10.33	2.63%	$1,151,853	0.67%	4.76%	1.10%	64.91%
Year Ended October 31, 2017	$10.37	0.57	0.50	1.07	(0.56)	(0.20)	(0.76)	$10.68	10.80%	$29,672,832	0.67%	5.41%	1.27%	199.38%
Period Ended October 31, 2016 (g)	$10.00	0.48	0.33	0.81	(0.44)	–	(0.44)	$10.37	8.41%	$26,796,866	0.72%	4.79%	1.73%	191.67%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from November 3, 2015 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of November 2, 2015 through October 31, 2016.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

33

Fund Overview	Nationwide Bailard Emerging Markets Equity Fund

Asset Allocation†

Common Stocks	97.3%
Exchange Traded Fund	1.8%
Repurchase Agreement	1.2%
Short-Term Investment	0.1%
Liabilities in excess of other assets	(0.4)%
100.0%

Top Industries††

Banks	21.0%
Internet Software & Services	9.7%
Technology Hardware, Storage & Peripherals	7.4%
Oil, Gas & Consumable Fuels	7.1%
Semiconductors & Semiconductor Equipment	5.8%
Metals & Mining	4.7%
Electronic Equipment, Instruments & Components	3.9%
Food Products	3.6%
Chemicals	3.0%
Insurance	2.8%
Other Industries*	31.0%
100.0%

Top Holdings††

Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	4.8%
Alibaba Group Holding Ltd., ADR	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
China Construction Bank Corp., Class H	2.3%
Commercial International Bank Egypt SAE (Registered), GDR	2.3%
VanEck Vectors Vietnam ETF	1.8%
LG Electronics, Inc.	1.8%
Agricultural Bank of China Ltd., Class H	1.8%
Geely Automobile Holdings Ltd.	1.7%
Other Holdings*	70.4%
100.0%

Top Countries††

China	26.6%
South Korea	16.5%
Taiwan	14.2%
Brazil	8.8%
South Africa	6.8%
Hong Kong	5.3%
Turkey	4.3%
Russia	3.8%
Argentina	3.0%
Egypt	2.3%
Other Countries*	8.4%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

34

Shareholder Expense Example	Nationwide Bailard Emerging Markets Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard Emerging Markets Equity Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,004.60	7.06	1.42
	Hypothetical	(a)(b)	1,000.00	1,017.75	7.10	1.42
Class C Shares	Actual	(a)	1,000.00	1,000.00	11.06	2.23
	Hypothetical	(a)(b)	1,000.00	1,013.74	11.13	2.23
Class M Shares	Actual	(a)	1,000.00	1,006.40	5.47	1.10
	Hypothetical	(a)(b)	1,000.00	1,019.34	5.51	1.10
Class R6 Shares	Actual	(a)	1,000.00	1,006.30	5.47	1.10
	Hypothetical	(a)(b)	1,000.00	1,019.34	5.51	1.10
Institutional Service Class Shares	Actual	(a)	1,000.00	1,005.10	6.16	1.24
	Hypothetical	(a)(b)	1,000.00	1,018.65	6.21	1.24

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

35

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 97.3%

	Shares	Value

ARGENTINA 3.0%
Banks 1.3%
Banco Macro SA, ADR	20,000	$1,938,400

Food Products 0.6%
Adecoagro SA*	130,000	1,003,600

Internet Software & Services 1.1%
MercadoLibre, Inc.	5,000	1,698,050

		4,640,050

BRAZIL 8.9%
Banks 3.2%
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	250,000	1,433,689
Banco Santander Brasil SA, ADR	200,000	2,168,000
Itau Unibanco Holding SA, ADR	35,000	508,550
Itau Unibanco Holding SA (Preference)	65,000	946,463

		5,056,702

Diversified Consumer Services 0.6%
Estacio Participacoes SA	100,000	910,596

Food Products 0.8%
JBS SA	500,000	1,248,858

Health Care Providers & Services 0.4%
Qualicorp SA	90,000	625,571

Independent Power and Renewable Electricity Producers 0.8%
Engie Brasil Energia SA	120,000	1,267,070

Metals & Mining 1.2%
Vale SA, ADR*	80,000	1,107,200
Vale SA*	50,000	694,651

		1,801,851

Oil, Gas & Consumable Fuels 1.4%
Petroleo Brasileiro SA, ADR*	150,000	2,113,500

Transportation Infrastructure 0.5%
EcoRodovias Infraestrutura e Logistica SA	300,000	852,078

		13,876,226

CHINA 26.6%
Automobiles 1.7%
Geely Automobile Holdings Ltd.	1,000,000	2,638,768

Banks 6.5%
Agricultural Bank of China Ltd., Class H	5,000,000	2,808,596
China Construction Bank Corp., Class H	3,500,000	3,670,190
China Merchants Bank Co. Ltd., Class H	250,000	1,090,452
Industrial & Commercial Bank of China Ltd., Class H	3,000,000	2,638,734

		10,207,972

Diversified Telecommunication Services 0.8%
China Communications Services Corp. Ltd., Class H	2,000,000	1,258,695

Food Products 0.8%
Tingyi Cayman Islands Holding Corp.	700,000	1,325,654

Insurance 0.9%
Ping An Insurance Group Co. of China Ltd., Class H	150,000	1,464,948

Common Stocks (continued)

	Shares	Value

CHINA (continued)
Internet Software & Services 8.6%
Alibaba Group Holding Ltd., ADR* (a)	33,000	$5,891,820
Tencent Holdings Ltd.	155,000	7,609,955

		13,501,775

Machinery 1.6%
Weichai Power Co. Ltd., Class H	2,200,000	2,557,551

Oil, Gas & Consumable Fuels 1.6%
China Shenhua Energy Co. Ltd., Class H	1,000,000	2,457,256

Real Estate Management & Development 2.8%
Agile Group Holdings Ltd.	1,000,000	1,965,979
Country Garden Holdings Co. Ltd.	700,000	1,426,147
Sino-Ocean Group Holding Ltd.	1,500,000	1,042,542

		4,434,668

Specialty Retail 1.3%
Zhongsheng Group Holdings Ltd.	700,000	2,005,938

		41,853,225

COLOMBIA 1.2%
Banks 0.8%
Bancolombia SA, ADR	24,000	1,143,840

Oil, Gas & Consumable Fuels 0.4%
Ecopetrol SA, ADR (a)	30,000	662,400

		1,806,240

EGYPT 2.3%
Banks 2.3%
Commercial International Bank Egypt SAE (Registered), GDR Reg. S	700,000	3,588,443

HONG KONG 5.3%
Electronic Equipment, Instruments & Components 2.4%
Kingboard Chemical Holdings Ltd.	550,000	2,238,246
Kingboard Laminates Holdings Ltd.	1,200,000	1,602,093

		3,840,339

Paper & Forest Products 1.0%
Nine Dragons Paper Holdings Ltd.	1,000,000	1,489,559

Pharmaceuticals 0.9%
Sino Biopharmaceutical Ltd.	700,000	1,474,641

Water Utilities 1.0%
China Water Affairs Group Ltd. (a)	1,600,000	1,517,710

		8,322,249

MALAYSIA 1.8%
Airlines 0.6%
AirAsia Bhd.	1,000,000	955,523

Banks 0.6%
Hong Leong Bank Bhd.	200,000	963,451

Chemicals 0.6%
Petronas Chemicals Group Bhd.	430,000	924,890

		2,843,864

PERU 1.5%
Banks 1.0%
Credicorp Ltd.	7,000	1,627,430

36

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Value

PERU (continued)
Metals & Mining 0.5%
Southern Copper Corp.	15,000	$792,150

		2,419,580

RUSSIA 3.8%
Banks 1.2%
Sberbank of Russia PJSC, ADR	100,000	1,477,000
Sberbank of Russia PJSC, ADR	30,000	443,496

		1,920,496

Metals & Mining 0.5%
Severstal PJSC, GDR Reg. S	48,000	765,021

Oil, Gas & Consumable Fuels 2.1%
LUKOIL PJSC, ADR	35,000	2,306,149
LUKOIL PJSC, ADR	15,000	999,587

		3,305,736

		5,991,253

SINGAPORE 0.9%
Software 0.9%
IGG, Inc.	900,000	1,356,495

SOUTH AFRICA 6.8%
Banks 0.9%
Barclays Africa Group Ltd.	100,000	1,458,434

Capital Markets 0.9%
Investec Ltd.	200,000	1,577,933

Distributors 0.8%
Imperial Holdings Ltd.	65,000	1,249,904

Equity Real Estate Investment Trusts (REITs) 0.4%
Fortress REIT Ltd.	500,000	687,454

Food & Staples Retailing 0.4%
Dis-Chem Pharmacies Ltd. Reg. S (b)	190,635	573,350

Media 1.0%
Naspers Ltd., Class N	6,400	1,561,631

Metals & Mining 0.5%
Kumba Iron Ore Ltd.	35,000	751,055

Paper & Forest Products 0.7%
Mondi Ltd.	35,000	1,019,275

Specialty Retail 0.6%
Mr Price Group Ltd.	40,000	876,616

Trading Companies & Distributors 0.6%
Barloworld Ltd.	65,000	878,293

		10,633,945

SOUTH KOREA 16.6%
Banks 1.9%
Hana Financial Group, Inc.	41,000	1,822,379
KB Financial Group, Inc.	20,000	1,140,508

		2,962,887

Construction & Engineering 0.9%
Daewoo Engineering & Construction Co. Ltd.*	230,000	1,358,784

Electronic Equipment, Instruments & Components 0.9%
SFA Engineering Corp.	45,000	1,360,230

Common Stocks (continued)

	Shares	Value

SOUTH KOREA (continued)
Food Products 0.6%
Orion Holdings Corp.	37,700	861,174

Household Durables 1.8%
LG Electronics, Inc.	30,000	$2,843,146

Machinery 0.5%
Hyundai Heavy Industries Holdings Co. Ltd.*	2,000	789,090

Metals & Mining 1.1%
POSCO	5,000	1,720,008

Oil, Gas & Consumable Fuels 1.0%
SK Innovation Co. Ltd.	8,500	1,555,348

Semiconductors & Semiconductor Equipment 0.7%
SK Hynix, Inc.	14,500	1,135,347

Technology Hardware, Storage & Peripherals 5.8%
Samsung Electronics Co. Ltd.	3,700	9,180,282

Textiles, Apparel & Luxury Goods 0.8%
LF Corp.	45,000	1,184,226

Wireless Telecommunication Services 0.6%
SK Telecom Co. Ltd.	4,500	961,896

		25,912,418

TAIWAN 14.3%
Chemicals 2.5%
Formosa Chemicals & Fibre Corp.	450,000	1,652,690
Grand Pacific Petrochemical	2,000,000	2,211,767

		3,864,457

Diversified Financial Services 0.9%
Fubon Financial Holding Co. Ltd.	850,000	1,454,658

Electrical Equipment 1.0%
Walsin Lihwa Corp.	2,200,000	1,496,041

Electronic Equipment, Instruments & Components 0.6%
HannStar Display Corp.	3,200,000	879,389

Food Products 0.8%
Lien Hwa Industrial Corp.	950,000	1,212,984

Insurance 1.9%
Cathay Financial Holding Co. Ltd.	1,000,000	1,794,130
Shin Kong Financial Holding Co. Ltd.	3,000,000	1,220,348

		3,014,478

Semiconductors & Semiconductor Equipment 5.1%
Macronix International*	750,000	1,184,790
Powertech Technology, Inc.	440,000	1,260,283
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	145,000	5,575,249

		8,020,322

Technology Hardware, Storage & Peripherals 1.5%
Micro-Star International Co. Ltd.	500,000	1,558,882
Wistron Corp.	1,029,608	816,771

		2,375,653

		22,317,982

TURKEY 4.3%
Banks 1.3%
Turkiye Garanti Bankasi A/S	400,000	902,468
Turkiye Is Bankasi A/S, Class C	800,000	1,206,361

		2,108,829

37

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Value

TURKEY (continued)
Construction & Engineering 0.8%
Tekfen Holding A/S	350,000	$1,321,209

Metals & Mining 1.0%
Eregli Demir ve Celik Fabrikalari TAS*	600,000	1,494,330

Oil, Gas & Consumable Fuels 0.7%
Tupras Turkiye Petrol Rafinerileri A/S	40,000	1,021,681

Transportation Infrastructure 0.5%
TAV Havalimanlari Holding A/S	150,000	802,879

		6,748,928

Total Common Stocks (cost $127,126,645)		152,310,898

Exchange Traded Fund 1.8%
UNITED STATES 1.8%
VanEck Vectors Vietnam ETF	160,000	2,860,800

Total Exchange Traded Fund (cost $2,933,627)		2,860,800

Short-Term Investment 0.1%
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (c)(d)	131,388	131,388

Total Short-Term Investment (cost $131,388)		131,388

Repurchase Agreement 1.2%

	Principal Amount

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $1,825,292, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $1,861,711.(d)(e)	$1,825,207	1,825,207

Total Repurchase Agreement (cost $1,825,207)		1,825,207

Total Investments (cost $132,016,867) — 100.4%		157,128,293

Liabilities in excess of other assets — (0.4)%		(587,466)

NET ASSETS — 100.0%		$156,540,827

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $7,333,268, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $131,388 and $1,825,207 respectively, and $5,565,328 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.38%, and maturity dates ranging from 7/19/2018 – 5/15/2046 a total value of $7,521,923.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at April 30, 2018 was $573,350 which represents 0.37% of net assets.

(c)	Represents 7-day effective yield as of April 30, 2018.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $1,956,595.

(e)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

38

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund
Assets:
Investment securities, at value* (cost $130,191,660)	$155,303,086
Repurchase agreement, at value (cost $1,825,207)	1,825,207
Cash	1,528,706
Interest and dividends receivable	108,766
Security lending income receivable	1,720
Reclaims receivable	9,983
Reimbursement from investment adviser (Note 3)	11,203
Prepaid expenses	58,819

Total Assets	158,847,490

Liabilities:
Payable for capital shares redeemed	191,631
Payable upon return of securities loaned (Note 2)	1,956,595
Accrued expenses and other payables:
Investment advisory fees	130,520
Fund administration fees	16,940
Distribution fees	448
Administrative servicing fees	143
Accounting and transfer agent fees	1,473
Trustee fees	217
Compliance program costs (Note 3)	109
Professional fees	8,587

Total Liabilities	2,306,663

Net Assets	$156,540,827

Represented by:
Capital	$144,044,778
Accumulated distributions in excess of net investment income	(33,227)
Accumulated net realized losses from investment securities, forward foreign currency contracts and foreign currency transactions	(12,581,881)
Net unrealized appreciation/(depreciation) in investment securities	25,111,426
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(269)

Net Assets	$156,540,827

Net Assets:
Class A Shares	$1,010,156
Class C Shares	224,596
Class M Shares	39,924,308
Class R6 Shares	115,128,946
Institutional Service Class Shares	252,821

Total	$156,540,827

39

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	91,707
Class C Shares	20,630
Class M Shares	3,644,355
Class R6 Shares	10,423,481
Institutional Service Class Shares	23,161

Total	14,203,334

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.02
Class C Shares (b)	$10.89
Class M Shares	$10.96
Class R6 Shares	$11.05
Institutional Service Class Shares	$10.92
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.69

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $7,333,268 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

40

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund
INVESTMENT INCOME:
Dividend income	$1,714,642
Interest income	11,616
Income from securities lending (Note 2)	6,696
Foreign tax withholding	(158,836)

Total Income	1,574,118

EXPENSES:
Investment advisory fees	818,393
Fund administration fees	59,415
Distribution fees Class A	1,460
Distribution fees Class C	1,302
Administrative servicing fees Class A	409
Administrative servicing fees Class C	167
Administrative servicing fees Institutional Service Class	217
Registration and filing fees	34,191
Professional fees	25,436
Printing fees	5,245
Trustee fees	2,334
Custodian fees	7,033
Accounting and transfer agent fees	9,261
Compliance program costs (Note 3)	328
Other	4,449

Total expenses before expenses reimbursed	969,640

Expenses reimbursed by adviser (Note 3)	(66,058)

Net Expenses	903,582

NET INVESTMENT INCOME	670,536

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities†	8,000,035
Foreign currency transactions (Note 2)	(69,393)

Net realized gains	7,930,642

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	(7,325,388)
Translation of assets and liabilities denominated in foreign currencies	(1,571)

Net change in unrealized appreciation/depreciation	(7,326,959)

Net realized/unrealized gains	603,683

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,274,219

†	Net of capital gain country taxes of $4,597.

The accompanying notes are an integral part of these financial statements.

41

Statements of Changes in Net Assets

	Nationwide Bailard Emerging Markets Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$670,536	$3,319,822
Net realized gains	7,930,642	8,496,766
Net change in unrealized appreciation/depreciation	(7,326,959)	22,656,832

Change in net assets resulting from operations	1,274,219	34,473,420

Distributions to Shareholders From:
Net investment income:
Class A	(20,209)	(4,312)
Class C	(4,237)	(850)
Class M	(744,611)	(617,308)
Class R6 (a)	(2,264,934)	(1,727,519)
Institutional Service Class	(6,630)	(4,478)

Change in net assets from shareholder distributions	(3,040,621)	(2,354,467)

Change in net assets from capital transactions	(5,690,966)	17,249,150

Change in net assets	(7,457,368)	49,368,103

Net Assets:
Beginning of period	163,998,195	114,630,092

End of period	$156,540,827	$163,998,195

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(33,227)	$2,336,858

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$169,163	$944,370
Dividends reinvested	8,599	2,786
Cost of shares redeemed	(201,404)	(74,659)

Total Class A Shares	(23,642)	872,497

Class C Shares
Proceeds from shares issued	22,417	190,653
Dividends reinvested	4,237	850
Cost of shares redeemed	(50,670)	(10,704)

Total Class C Shares	(24,016)	180,799

Class M Shares
Proceeds from shares issued	1,316,776	3,271,352
Dividends reinvested	589,884	461,873
Cost of shares redeemed	(1,324,661)	(1,701,476)

Total Class M Shares	581,999	2,031,749

Class R6 Shares (a)
Proceeds from shares issued	1,300,454	45,146,707
Dividends reinvested	2,264,934	1,727,519
Cost of shares redeemed	(9,679,375)	(32,802,578)

Total Class R6 Shares	(6,113,987)	14,071,648

42

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard Emerging Markets Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$65,090	$388,392
Dividends reinvested	6,125	4,386
Cost of shares redeemed	(182,535)	(300,321)

Total Institutional Service Class Shares	(111,320)	92,457

Change in net assets from capital transactions	$(5,690,966)	$17,249,150

SHARE TRANSACTIONS:
Class A Shares
Issued	14,819	94,406
Reinvested	795	292
Redeemed	(18,213)	(7,675)

Total Class A Shares	(2,599)	87,023

Class C Shares
Issued	2,041	18,853
Reinvested	395	97
Redeemed	(4,556)	(1,073)

Total Class C Shares	(2,120)	17,877

Class M Shares
Issued	115,629	337,639
Reinvested	54,873	50,242
Redeemed	(118,880)	(171,267)

Total Class M Shares	51,622	216,614

Class R6 Shares (a)
Issued	117,851	4,748,377
Reinvested	208,942	185,979
Redeemed	(840,857)	(3,250,903)

Total Class R6 Shares	(514,064)	1,683,453

Institutional Service Class Shares
Issued	5,929	40,930
Reinvested	571	481
Redeemed	(16,636)	(31,884)

Total Institutional Service Class Shares	(10,136)	9,527

Total change in shares	(477,297)	2,014,494

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

43

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard Emerging Markets Equity Fund

	Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.17	0.03	0.02	0.05	(0.20)	(0.20)	$11.02	0.46%	(g)	$1,010,156	1.42%	0.49%		1.50%	41.00%
Year Ended October 31, 2017	$9.06	0.24	2.03	2.27	(0.16)	(0.16)	$11.17	25.44%		$1,053,643	1.41%	2.33%		1.51%	89.22%
Year Ended October 31, 2016	$8.53	0.12	0.48	0.60	(0.07)	(0.07)	$9.06	7.18%		$66,011	1.37%	1.44%		1.51%	96.21%
Year Ended October 31, 2015	$10.56	0.19	(2.06)	(1.87)	(0.16)	(0.16)	$8.53	(17.83%	)	$45,353	1.37%	1.97%		1.67%	146.69%
Period Ended October 31, 2014 (h)	$10.00	0.10	0.46	0.56	–	–	$10.56	5.60%		$22,922	1.60%	1.54%		2.63%	64.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.07	(0.02)	0.02	–	(0.18)	(0.18)	$10.89	–		$224,596	2.23%	(0.32%	)	2.31%	41.00%
Year Ended October 31, 2017	$9.00	0.15	2.03	2.18	(0.11)	(0.11)	$11.07	24.62%		$251,782	2.14%	1.50%		2.24%	89.22%
Year Ended October 31, 2016	$8.52	0.07	0.46	0.53	(0.05)	(0.05)	$9.00	6.37%		$43,871	2.08%	0.86%		2.21%	96.21%
Year Ended October 31, 2015	$10.52	0.03	(1.96)	(1.93)	(0.07)	(0.07)	$8.52	(18.42%	)	$16,183	2.09%	0.35%		2.51%	146.69%
Period Ended October 31, 2014 (h)	$10.00	0.07	0.45	0.52	–	–	$10.52	5.20%		$10,518	2.34%	1.15%		3.38%	64.00%

Class M Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.10	0.05	0.02	0.07	(0.21)	(0.21)	$10.96	0.64%	(g)	$39,924,308	1.10%	0.82%		1.18%	41.00%
Year Ended October 31, 2017	$9.00	0.22	2.06	2.28	(0.18)	(0.18)	$11.10	25.75%	(g)	$39,893,945	1.10%	2.19%		1.20%	89.22%
Year Ended October 31, 2016	$8.47	0.15	0.47	0.62	(0.09)	(0.09)	$9.00	7.49%		$30,377,350	1.10%	1.81%		1.24%	96.21%
Year Ended October 31, 2015	$10.59	0.15	(2.00)	(1.85)	(0.27)	(0.27)	$8.47	(17.54%	)	$27,536,136	1.10%	1.48%		1.56%	146.69%
Period Ended October 31, 2014 (h)	$10.00	0.15	0.44	0.59	–	–	$10.59	5.90%		$33,826,891	1.10%	2.42%		1.92%	64.00%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$11.19	0.05	0.02	0.07	(0.21)	(0.21)	$11.05	0.63%		$115,128,946	1.10%	0.83%		1.18%	41.00%
Year Ended October 31, 2017	$9.07	0.23	2.07	2.30	(0.18)	(0.18)	$11.19	25.77%		$122,430,231	1.10%	2.31%		1.20%	89.22%
Year Ended October 31, 2016	$8.54	0.15	0.47	0.62	(0.09)	(0.09)	$9.07	7.44%		$83,929,637	1.10%	1.83%		1.24%	96.21%
Year Ended October 31, 2015	$10.59	0.26	(2.10)	(1.84)	(0.21)	(0.21)	$8.54	(17.52%	)	$84,183,900	1.10%	2.76%		1.21%	146.69%
Period Ended October 31, 2014 (h)	$10.00	0.15	0.44	0.59	–	–	$10.59	5.90%		$1,017,059	1.10%	2.39%		2.14%	64.00%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.07	0.04	0.01	0.05	(0.20)	(0.20)	$10.92	0.51%		$252,821	1.24%	0.75%		1.33%	41.00%
Year Ended October 31, 2017	$8.97	0.21	2.06	2.27	(0.17)	(0.17)	$11.07	25.71%		$368,594	1.21%	2.16%		1.31%	89.22%
Year Ended October 31, 2016	$8.45	0.14	0.47	0.61	(0.09)	(0.09)	$8.97	7.41%		$213,223	1.17%	1.61%		1.30%	96.21%
Year Ended October 31, 2015	$10.58	0.17	(2.01)	(1.84)	(0.29)	(0.29)	$8.45	(17.57%	)	$23,011	1.06%	1.75%		1.46%	146.69%
Period Ended October 31, 2014 (h)	$10.00	0.14	0.44	0.58	—	—	$10.58	5.80%		$20,328	1.35%	2.19%		2.25%	64.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	For the period from April 1, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 31, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

44

Fund Overview	Nationwide Bailard International Equities Fund

Asset Allocation†

Common Stocks	97.2%
Exchange Traded Fund	1.2%
Repurchase Agreement	0.1%
Short-Term Investment††	0.0%
Other assets in excess of liabilities	1.5%
100.0%

Top Industries†††

Banks	15.6%
Metals & Mining	5.6%
Automobiles	5.1%
Oil, Gas & Consumable Fuels	4.7%
Construction & Engineering	4.6%
Pharmaceuticals	4.3%
Insurance	3.7%
Auto Components	3.5%
Real Estate Management & Development	3.1%
Chemicals	3.1%
Other Industries*	46.7%
100.0%

Top Holdings†††

GlaxoSmithKline plc	1.6%
Royal Dutch Shell plc, Class B	1.6%
Fiat Chrysler Automobiles NV	1.4%
Fevertree Drinks plc	1.2%
Uniper SE	1.2%
VanEck Vectors Vietnam ETF	1.2%
Tencent Holdings Ltd.	1.2%
Hitachi Ltd.	1.2%
H Lundbeck A/S	1.2%
Kajima Corp.	1.2%
Other Holdings*	87.0%
100.0%

Top Countries†††

Japan	24.6%
United Kingdom	15.6%
France	7.0%
Germany	6.8%
Hong Kong	5.1%
China	4.6%
Netherlands	4.0%
Switzerland	4.0%
Singapore	3.7%
Norway	3.4%
Other Countries*	21.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

45

Shareholder Expense Example	Nationwide Bailard International Equities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard International Equities Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,022.30	6.02	1.20
	Hypothetical	(a)(b)	1,000.00	1,018.84	6.01	1.20
Class C Shares	Actual	(a)	1,000.00	1,018.90	9.76	1.95
	Hypothetical	(a)(b)	1,000.00	1,015.12	9.74	1.95
Class M Shares	Actual	(a)	1,000.00	1,024.80	4.22	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.63	4.21	0.84
Class R6 Shares	Actual	(a)	1,000.00	1,023.60	4.21	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.63	4.21	0.84
Institutional Service Class Shares	Actual	(a)	1,000.00	1,024.60	4.72	0.94
	Hypothetical	(a)(b)	1,000.00	1,020.13	4.71	0.94

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

46

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 97.2%

	Shares	Value

ARGENTINA 1.2%
Banks 0.8%
Banco Macro SA, ADR	42,000	$4,070,640

Internet Software & Services 0.4%
MercadoLibre, Inc.	6,000	2,037,660

		6,108,300

AUSTRIA 2.3%
Banks 0.9%
Erste Group Bank AG*	60,000	2,931,253
Raiffeisen Bank International AG*	50,000	1,681,152

		4,612,405

Metals & Mining 0.5%
voestalpine AG	45,000	2,367,258

Oil, Gas & Consumable Fuels 0.9%
OMV AG	75,000	4,644,536

		11,624,199

BRAZIL 1.0%
Diversified Consumer Services 0.2%
Estacio Participacoes SA	130,000	1,183,775

Metals & Mining 0.5%
Vale SA*	150,000	2,083,951

Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA*	250,000	1,757,679

		5,025,405

CHINA 4.6%
Automobiles 0.2%
Geely Automobile Holdings Ltd.	350,000	923,569

Banks 1.3%
Agricultural Bank of China Ltd., Class H	3,000,000	1,685,157
BOC Hong Kong Holdings Ltd.	500,000	2,582,548
China Construction Bank Corp., Class H	2,000,000	2,097,251

		6,364,956

Food Products 0.3%
Tingyi Cayman Islands Holding Corp.	750,000	1,420,344

Internet Software & Services 1.2%
Tencent Holdings Ltd.	120,000	5,891,577

Machinery 0.6%
Weichai Power Co. Ltd., Class H	1,500,000	1,743,785
Yangzijiang Shipbuilding Holdings Ltd.	1,500,000	1,309,723

		3,053,508

Marine 0.1%
SITC International Holdings Co. Ltd.	545,000	577,807

Oil, Gas & Consumable Fuels 0.2%
China Shenhua Energy Co. Ltd., Class H	500,000	1,228,628

Real Estate Management & Development 0.4%
Agile Group Holdings Ltd.	1,000,000	1,965,979

Specialty Retail 0.3%
Zhongsheng Group Holdings Ltd.	600,000	1,719,375

		23,145,743

COLOMBIA 0.9%
Banks 0.6%
Bancolombia SA, ADR	57,000	2,716,620

Common Stocks (continued)

	Shares	Value

COLOMBIA (continued)
Oil, Gas & Consumable Fuels 0.3%
Ecopetrol SA, ADR	80,000	$1,766,400

		4,483,020

DENMARK 1.9%
Banks 0.4%
Danske Bank A/S	65,000	2,264,567

Marine 0.3%
Dfds A/S	23,064	1,433,560

Pharmaceuticals 1.2%
H Lundbeck A/S	100,000	5,812,655

		9,510,782

EGYPT 0.9%
Banks 0.9%
Commercial International Bank Egypt SAE (Registered), GDR Reg. S	900,000	4,613,712

FRANCE 6.8%
Aerospace & Defense 0.6%
Thales SA	25,000	3,162,811

Airlines 0.3%
Air France-KLM*	150,000	1,465,544

Auto Components 2.3%
Cie Generale des Etablissements Michelin SCA	40,000	5,613,386
Faurecia SA	40,000	3,262,831
Valeo SA	45,000	2,994,536

		11,870,753

Automobiles 0.6%
Peugeot SA	125,000	3,075,991

Banks 1.0%
Credit Agricole SA	300,000	4,928,870

Construction & Engineering 1.3%
Bouygues SA	52,000	2,640,466
Eiffage SA	35,000	4,156,916

		6,797,382

Food & Staples Retailing 0.3%
Casino Guichard Perrachon SA	30,000	1,553,701

Insurance 0.4%
AXA SA	70,000	2,001,015

		34,856,067

GERMANY 6.7%
Air Freight & Logistics 0.8%
Deutsche Post AG (Registered)	90,000	3,919,114

Airlines 0.7%
Deutsche Lufthansa AG (Registered)	120,000	3,496,036

Auto Components 0.4%
Schaeffler AG (Preference)	120,000	1,861,416

Automobiles 0.6%
Volkswagen AG (Preference)	15,000	3,106,273

Chemicals 1.1%
BASF SE	20,000	2,077,829
Covestro AG Reg. S (a)	40,000	3,635,196

		5,713,025

47

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Value

GERMANY (continued)
Independent Power and Renewable Electricity Producers 1.2%
Uniper SE	200,000	$6,188,540

Insurance 0.9%
Allianz SE (Registered)	20,000	4,731,332

IT Services 0.5%
Wirecard AG	20,000	2,719,119

Textiles, Apparel & Luxury Goods 0.5%
adidas AG	10,000	2,458,832

		34,193,687

HONG KONG 5.0%
Banks 1.3%
Dah Sing Banking Group Ltd.	1,058,800	2,511,568
Hang Seng Bank Ltd.	160,000	4,047,354

		6,558,922

Electric Utilities 0.5%
CLP Holdings Ltd.	250,000	2,588,260

Electronic Equipment, Instruments & Components 0.2%
Kingboard Chemical Holdings Ltd.	300,000	1,220,861

Food Products 0.6%
WH Group Ltd. Reg. S (a)	2,800,000	2,902,613

Hotels, Restaurants & Leisure 0.4%
Melco International Development Ltd.	500,000	1,852,146

Industrial Conglomerates 0.7%
CK Hutchison Holdings Ltd.	300,000	3,543,183

Real Estate Management & Development 1.3%
CK Asset Holdings Ltd.	550,000	4,741,377
Kerry Properties Ltd.	399,567	1,910,159

		6,651,536

		25,317,521

ITALY 1.6%
Banks 1.0%
Mediobanca Banca di Credito Finanziario SpA	400,000	4,852,667

Multi-Utilities 0.6%
Iren SpA	1,000,000	3,038,486

		7,891,153

JAPAN 24.1%
Auto Components 0.8%
Bridgestone Corp.	60,000	2,503,297
Toyota Boshoku Corp.	70,000	1,471,478

		3,974,775

Automobiles 2.1%
Mazda Motor Corp.	160,000	2,224,975
Subaru Corp.	85,000	2,854,571
Suzuki Motor Corp.	50,000	2,691,562
Toyota Motor Corp.	50,000	3,275,139

		11,046,247

Banks 1.8%
Aozora Bank Ltd.	30,000	1,213,357
Mizuho Financial Group, Inc.	1,500,000	2,720,119
Resona Holdings, Inc.	300,000	1,706,707

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.	82,000	$3,403,435

		9,043,618

Beverages 0.6%
Kirin Holdings Co. Ltd.	100,000	2,803,067

Building Products 0.5%
Asahi Glass Co. Ltd.	30,000	1,244,414
Nichias Corp.	120,000	1,516,271

		2,760,685

Capital Markets 0.7%
SBI Holdings, Inc.	150,000	3,788,835

Chemicals 1.7%
DIC Corp.	30,000	1,019,880
Mitsui Chemicals, Inc.	80,000	2,294,822
Showa Denko KK	70,000	2,336,124
Teijin Ltd.	150,000	2,825,146

		8,475,972

Construction & Engineering 1.9%
Kajima Corp.	600,000	5,784,261
Obayashi Corp.	400,000	4,612,732

		10,396,993

Diversified Financial Services 0.3%
ORIX Corp.	80,000	1,406,293

Diversified Telecommunication Services 0.8%
Nippon Telegraph & Telephone Corp.	80,000	3,806,636

Electric Utilities 0.6%
Kansai Electric Power Co., Inc. (The)	150,000	2,094,097
Tohoku Electric Power Co., Inc.	90,000	1,160,984

		3,255,081

Electronic Equipment, Instruments & Components 1.2%
Hitachi Ltd.	800,000	5,845,878

Food & Staples Retailing 0.9%
Seven & i Holdings Co. Ltd.	100,000	4,392,690

Food Products 0.3%
Nippon Suisan Kaisha Ltd.	300,000	1,628,743

Health Care Equipment & Supplies 0.7%
Hoya Corp.	70,000	3,742,419

Health Care Providers & Services 0.4%
Alfresa Holdings Corp.	50,000	1,104,092
Medipal Holdings Corp.	50,000	1,074,353

		2,178,445

Hotels, Restaurants & Leisure 0.4%
Round One Corp.	150,000	2,181,202

Household Durables 1.4%
Haseko Corp.	150,000	2,364,263
Sony Corp.	100,000	4,924,763

		7,289,026

Industrial Conglomerates 1.1%
Toshiba Corp.*	2,000,000	5,349,266

Insurance 0.2%
MS&AD Insurance Group Holdings, Inc.	30,000	1,006,859

48

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Internet Software & Services 0.5%
Mixi, Inc.	75,000	$2,472,231

IT Services 0.6%
Itochu Techno-Solutions Corp.	140,000	2,896,646

Machinery 0.4%
JTEKT Corp.	125,000	2,026,363

Oil, Gas & Consumable Fuels 0.7%
JXTG Holdings, Inc.	510,000	3,327,795

Professional Services 0.3%
Meitec Corp.	30,000	1,644,175

Real Estate Management & Development 0.8%
Leopalace21 Corp.	250,000	2,173,510
Nomura Real Estate Holdings, Inc.	75,000	1,863,040

		4,036,550

Road & Rail 0.5%
Sankyu, Inc.	48,000	2,331,440

Technology Hardware, Storage & Peripherals 0.9%
Canon, Inc.	125,000	4,331,025

Trading Companies & Distributors 0.7%
Sumitomo Corp.	200,000	3,599,508

Wireless Telecommunication Services 0.3%
NTT DOCOMO, Inc.	60,000	1,555,119

		122,593,582

LUXEMBOURG 0.7%
Metals & Mining 0.7%
ArcelorMittal	100,000	3,366,730

NETHERLANDS 4.0%
Electrical Equipment 0.5%
Philips Lighting NV Reg. S (a)	80,000	2,431,112

Energy Equipment & Services 0.3%
SBM Offshore NV	85,000	1,423,480

Insurance 0.8%
NN Group NV	90,000	4,294,351

Oil, Gas & Consumable Fuels 1.6%
Royal Dutch Shell plc, Class B	220,000	7,858,813

Semiconductors & Semiconductor Equipment 0.8%
BE Semiconductor Industries NV	60,000	4,139,927

		20,147,683

NORWAY 3.4%
Banks 1.0%
DNB ASA	250,000	4,663,268

Diversified Telecommunication Services 0.9%
Telenor ASA	200,000	4,423,318

Food Products 0.6%
Marine Harvest ASA	150,000	3,257,943

Insurance 0.3%
Storebrand ASA	200,000	1,707,654

Metals & Mining 0.6%
Norsk Hydro ASA	500,000	3,100,340

		17,152,523

Common Stocks (continued)

	Shares	Value

PERU 1.2%
Banks 0.8%
Credicorp Ltd.	17,500	$4,068,575

Metals & Mining 0.4%
Southern Copper Corp.	37,000	1,953,970

		6,022,545

RUSSIA 0.9%
Banks 0.3%
Sberbank of Russia PJSC, ADR	120,000	1,773,982

Oil, Gas & Consumable Fuels 0.6%
LUKOIL PJSC, ADR	40,000	2,665,566

		4,439,548

SINGAPORE 3.6%
Banks 1.9%
DBS Group Holdings Ltd.	225,000	5,197,761
Oversea-Chinese Banking Corp. Ltd.	450,000	4,644,040

		9,841,801

Electronic Equipment, Instruments & Components 0.8%
Venture Corp. Ltd.	250,000	3,910,240

Hotels, Restaurants & Leisure 0.3%
Genting Singapore plc	1,700,000	1,503,682

Real Estate Management & Development 0.6%
UOL Group Ltd.	250,000	1,650,756
Yanlord Land Group Ltd.	1,133,606	1,444,865

		3,095,621

		18,351,344

SOUTH AFRICA 1.9%
Banks 0.4%
Barclays Africa Group Ltd.	150,000	2,187,651

Metals & Mining 0.2%
Kumba Iron Ore Ltd.	50,000	1,072,936

Paper & Forest Products 1.0%
Mondi plc	175,000	4,871,118

Trading Companies & Distributors 0.3%
Barloworld Ltd.	100,000	1,351,220

		9,482,925

SOUTH KOREA 2.1%
Banks 0.5%
KB Financial Group, Inc.	50,000	2,851,271

Household Durables 0.6%
LG Electronics, Inc.	30,000	2,843,146

Semiconductors & Semiconductor Equipment 0.5%
SK Hynix, Inc.	32,000	2,505,594

Technology Hardware, Storage & Peripherals 0.5%
Samsung Electronics Co. Ltd.	1,000	2,481,157

		10,681,168

SWEDEN 0.9%
Diversified Telecommunication Services 0.3%
Com Hem Holding AB	75,000	1,302,175

Machinery 0.3%
SKF AB, Class B	100,000	2,029,337

49

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Value

SWEDEN (continued)
Metals & Mining 0.3%
Boliden AB	40,000	$1,390,485

		4,721,997

SWITZERLAND 3.9%
Capital Markets 0.7%
Partners Group Holding AG	5,000	3,642,408

Food Products 0.5%
Nestle SA (Registered)	35,000	2,705,817

Insurance 0.3%
Swiss Life Holding AG (Registered)*	5,000	1,749,975

Machinery 0.4%
VAT Group AG Reg. S* (a)	15,000	2,210,627

Metals & Mining 0.5%
Glencore plc*	500,000	2,407,144

Pharmaceuticals 0.8%
Novartis AG (Registered)	50,000	3,845,808

Technology Hardware, Storage & Peripherals 0.7%
Logitech International SA (Registered)	90,000	3,324,606

		19,886,385

TAIWAN 1.1%
Chemicals 0.3%
Formosa Chemicals & Fibre Corp.	350,000	1,285,425

Diversified Financial Services 0.3%
Fubon Financial Holding Co. Ltd.	1,020,000	1,745,590

Electronic Equipment, Instruments & Components 0.2%
HannStar Display Corp.	4,500,000	1,236,640

Technology Hardware, Storage & Peripherals 0.3%
Primax Electronics Ltd.	700,000	1,424,258

		5,691,913

TURKEY 1.3%
Banks 0.5%
Turkiye Is Bankasi A/S, Class C	1,800,000	2,714,312

Construction & Engineering 0.8%
Tekfen Holding A/S	1,000,000	3,774,883

		6,489,195

UNITED KINGDOM 15.2%
Aerospace & Defense 0.5%
BAE Systems plc	300,000	2,517,543

Automobiles 1.4%
Fiat Chrysler Automobiles NV*	320,000	7,131,235

Beverages 1.2%
Fevertree Drinks plc	160,000	6,225,037

Capital Markets 1.0%
3i Group plc	400,000	5,171,633

Construction & Engineering 0.4%
Kier Group plc	150,000	2,216,148

Electronic Equipment, Instruments & Components 0.3%
Electrocomponents plc	200,000	1,673,043

Energy Equipment & Services 0.8%
Subsea 7 SA	300,000	4,195,558

Common Stocks (continued)

	Shares	Value

UNITED KINGDOM (continued)
Hotels, Restaurants & Leisure 0.5%
InterContinental Hotels Group plc	38,297	$2,414,107

Household Durables 0.4%
Persimmon plc	50,000	1,866,009

Insurance 0.6%
Direct Line Insurance Group plc	372,000	1,913,005
Hastings Group Holdings plc Reg. S (a)	250,000	948,824

		2,861,829

Internet & Direct Marketing Retail 0.7%
boohoo.com plc*	1,500,000	3,772,877

Life Sciences Tools & Services 0.4%
Clinigen Group plc	150,000	1,807,484

Metals & Mining 2.0%
Anglo American plc (b)	200,000	4,693,874
Rio Tinto plc	100,000	5,418,480

		10,112,354

Personal Products 0.9%
Unilever plc	85,000	4,763,263

Pharmaceuticals 2.4%
GlaxoSmithKline plc	400,000	8,026,747
Indivior plc*	650,000	4,020,351

		12,047,098

Professional Services 1.1%
Intertek Group plc	30,000	2,013,691
RELX plc	165,000	3,524,596

		5,538,287

Specialty Retail 0.6%
WH Smith plc	120,000	3,217,950

		77,531,455

Total Common Stocks (cost $418,146,988)		493,328,582

Exchange Traded Fund 1.2%
UNITED STATES 1.2%
VanEck Vectors Vietnam ETF (b)	331,837	5,933,246

Total Exchange Traded Fund (cost $6,338,307)		5,933,246

Short-Term Investment 0.0%†
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62%, (c)(d)	21,492	21,492

Total Short-Term Investment (cost $21,492)		21,492

50

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Repurchase Agreement 0.1%

	Principal Amount	Value

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $298,572, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $304,529. (d)(e)	$298,558	$298,558

Total Repurchase Agreement (cost $298,558)		298,558

Total Investments (cost $424,805,345) — 98.5%		499,581,878

Other assets in excess of liabilities — 1.5%		7,797,856

NET ASSETS — 100.0%		$507,379,734

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at April 30, 2018 was $12,128,372 which represents 2.39% of net assets.

(b)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $4,956,259, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $21,492 and $298,558, respectively, and by $4,885,036 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.38%, and maturity dates ranging from 7/19/2018 - 5/15/2046; a total value of $5,205,086.

(c)	Represents 7-day effective yield as of April 30, 2018.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $320,050.

(e)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The accompanying notes are an integral part of these financial statements.

51

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Bailard International Equities Fund
Assets:
Investment securities, at value* (cost $424,506,787)	$499,283,320
Repurchase agreement, at value (cost $298,558)	298,558
Cash	5,157,324
Foreign currencies, at value (cost $160,134)	160,134
Interest and dividends receivable	2,419,051
Security lending income receivable	24,620
Receivable for capital shares issued	572,019
Reclaims receivable	564,991
Prepaid expenses	55,752

Total Assets	508,535,769

Liabilities:
Payable for capital shares redeemed	434,833
Payable upon return of securities loaned (Note 2)	320,050
Accrued expenses and other payables:
Investment advisory fees	315,680
Fund administration fees	23,102
Distribution fees	8,662
Administrative servicing fees	36,455
Accounting and transfer agent fees	1,782
Trustee fees	597
Compliance program costs (Note 3)	324
Professional fees	9,115
Other	5,435

Total Liabilities	1,156,035

Net Assets	$507,379,734

Represented by:
Capital	$420,394,629
Accumulated undistributed net investment income	1,269,645
Accumulated net realized gains from investment securities and foreign currency transactions	10,953,298
Net unrealized appreciation/(depreciation) in investment securities	74,776,533
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(14,371)

Net Assets	$507,379,734

Net Assets:
Class A Shares	$12,114,784
Class C Shares	7,471,480
Class M Shares	197,862,501
Class R6 Shares	188,507,420
Institutional Service Class Shares	101,423,549

Total	$507,379,734

52

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Bailard International Equities Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,353,549
Class C Shares	846,528
Class M Shares	22,089,848
Class R6 Shares	21,037,646
Institutional Service Class Shares	11,337,643

Total	56,665,214

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.95
Class C Shares (b)	$8.83
Class M Shares	$8.96
Class R6 Shares	$8.96
Institutional Service Class Shares	$8.95
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.50

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $4,956,259 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

53

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Bailard International Equities Fund
INVESTMENT INCOME:
Dividend income	$6,851,239
Income from securities lending (Note 2)	65,718
Interest income	35,259
Foreign tax withholding	(621,662)

Total Income	6,330,554

EXPENSES:
Investment advisory fees	1,908,283
Fund administration fees	96,007
Distribution fees Class A	16,632
Distribution fees Class C	36,511
Administrative servicing fees Class A	7,318
Administrative servicing fees Class C	4,131
Administrative servicing fees Institutional Service Class	47,365
Registration and filing fees	33,566
Professional fees	32,782
Printing fees	13,240
Trustee fees	7,181
Custodian fees	12,031
Accounting and transfer agent fees	17,476
Compliance program costs (Note 3)	1,022
Other	9,456

Total Expenses	2,243,001

NET INVESTMENT INCOME	4,087,553

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities†	13,774,628
Foreign currency transactions (Note 2)	(186,689)

Net realized gains	13,587,939

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	(5,965,178)
Translation of assets and liabilities denominated in foreign currencies	(12,944)

Net change in unrealized appreciation/depreciation	(5,978,122)

Net realized/unrealized gains	7,609,817

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,697,370

†	Net of capital gain country taxes of $204.

The accompanying notes are an integral part of these financial statements.

54

Statements of Changes in Net Assets

	Nationwide Bailard International Equities Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$4,087,553	$9,398,656
Net realized gains	13,587,939	22,748,013
Net change in unrealized appreciation/depreciation	(5,978,122)	45,084,906

Change in net assets resulting from operations	11,697,370	77,231,575

Distributions to Shareholders From:
Net investment income:
Class A	(160,283)	(175,155)
Class C	(82,844)	(73,192)
Class M	(2,799,250)	(4,361,004)
Class R6 (a)	(2,839,947)	(4,162,805)
Institutional Service Class	(1,307,270)	(1,274,540)

Change in net assets from shareholder distributions	(7,189,594)	(10,046,696)

Change in net assets from capital transactions	3,387,289	66,043,452

Change in net assets	7,895,065	133,228,331

Net Assets:
Beginning of period	499,484,669	366,256,338

End of period	$507,379,734	$499,484,669

Accumulated undistributed net investment income at end of period	$1,269,645	$4,371,686

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,219,299	$13,055,140
Dividends reinvested	148,420	162,591
Cost of shares redeemed	(10,206,617)	(3,481,154)

Total Class A Shares	(5,838,898)	9,736,577

Class C Shares
Proceeds from shares issued	1,229,388	2,961,871
Dividends reinvested	71,782	59,012
Cost of shares redeemed	(595,480)	(1,364,698)

Total Class C Shares	705,690	1,656,185

Class M Shares
Proceeds from shares issued	6,728,915	11,459,876
Dividends reinvested	2,044,343	2,969,064
Cost of shares redeemed	(5,708,526)	(10,909,551)

Total Class M Shares	3,064,732	3,519,389

Class R6 Shares (a)
Proceeds from shares issued	13,455,278	46,919,426
Dividends reinvested	1,339,188	1,923,279
Cost of shares redeemed	(29,972,573)	(19,922,667)

Total Class R6 Shares	(15,178,107)	28,920,038

55

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard International Equities Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$38,382,742	$43,648,851
Dividends reinvested	1,019,776	952,299
Cost of shares redeemed	(18,768,646)	(22,389,887)

Total Institutional Service Class Shares	20,633,872	22,211,263

Change in net assets from capital transactions	$3,387,289	$66,043,452

SHARE TRANSACTIONS:
Class A Shares
Issued	466,725	1,622,462
Reinvested	16,790	21,221
Redeemed	(1,140,814)	(429,005)

Total Class A Shares	(657,299)	1,214,678

Class C Shares
Issued	136,340	362,397
Reinvested	8,204	8,173
Redeemed	(66,208)	(176,612)

Total Class C Shares	78,336	193,958

Class M Shares
Issued	737,819	1,433,220
Reinvested	231,260	391,488
Redeemed	(635,717)	(1,376,087)

Total Class M Shares	333,362	448,621

Class R6 Shares (a)
Issued	1,492,957	5,833,107
Reinvested	151,492	252,803
Redeemed	(3,343,624)	(2,452,365)

Total Class R6 Shares	(1,699,175)	3,633,545

Institutional Service Class Shares
Issued	4,256,776	5,294,462
Reinvested	115,490	125,264
Redeemed	(2,064,095)	(2,821,807)

Total Institutional Service Class Shares	2,308,171	2,597,919

Total change in shares	363,395	8,088,721

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

56

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard International Equities Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$8.87	0.05	0.15	0.20	(0.12)	(0.12)	$8.95	2.23%		$12,114,784	1.20%	1.18%	1.20%	32.10%
Year Ended October 31, 2017	$7.60	0.17	1.28	1.45	(0.18)	(0.18)	$8.87	19.48%		$17,840,518	1.21%	2.02%	1.21%	95.51%
Year Ended October 31, 2016	$7.98	0.14	(0.36)	(0.22)	(0.16)	(0.16)	$7.60	(2.73%	)	$6,050,685	1.22%	1.87%	1.22%	84.41%
Year Ended October 31, 2015	$8.22	0.13	(0.02)	0.11	(0.35)	(0.35)	$7.98	1.47%		$6,691,049	1.17%	1.55%	1.17%	98.51%
Period Ended October 31, 2014 (h)	$8.42	0.03	(0.23)	(0.20)	–	–	$8.22	(2.38%	)	$3,011,405	1.23%	1.31%	1.23%	31.09%
Year Ended July 31, 2014	$7.41	0.14	1.03	1.17	(0.16)	(0.16)	$8.42	15.92%		$3,238,747	1.29%	1.69%	1.32%	83.79%
Year Ended July 31, 2013	$6.27	0.14	1.11	1.25	(0.11)	(0.11)	$7.41	20.04%		$4,216,776	1.38%	1.94%	1.58%	97.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$8.77	0.03	0.13	0.16	(0.10)	(0.10)	$8.83	1.89%		$7,471,480	1.95%	0.57%	1.95%	32.10%
Year Ended October 31, 2017	$7.52	0.09	1.29	1.38	(0.13)	(0.13)	$8.77	18.68%		$6,736,677	1.97%	1.10%	1.97%	95.51%
Year Ended October 31, 2016	$7.93	0.09	(0.37)	(0.28)	(0.13)	(0.13)	$7.52	(3.49%	)	$4,320,265	1.97%	1.19%	1.97%	84.41%
Year Ended October 31, 2015	$8.15	0.07	(0.02)	0.05	(0.27)	(0.27)	$7.93	0.70%		$5,255,233	1.94%	0.90%	1.94%	98.51%
Period Ended October 31, 2014(h)	$8.37	0.01	(0.23)	(0.22)	–	–	$8.15	(2.63%	)	$2,056,325	2.03%	0.51%	2.03%	31.09%
Year Ended July 31, 2014	$7.37	0.11	1.00	1.11	(0.11)	(0.11)	$8.37	15.12%		$2,088,816	1.93%	1.31%	1.94%	83.79%
Year Ended July 31, 2013	$6.22	0.09	1.11	1.20	(0.05)	(0.05)	$7.37	19.28%		$1,164,820	2.08%	1.24%	2.08%	97.00%

Class M Shares
Six Months Ended April 30, 2018 (Unaudited)	$8.87	0.07	0.15	0.22	(0.13)	(0.13)	$8.96	2.48%		$197,862,501	0.84%	1.66%	0.84%	32.10%
Year Ended October 31, 2017	$7.60	0.18	1.29	1.47	(0.20)	(0.20)	$8.87	19.87%		$193,049,933	0.85%	2.28%	0.85%	95.51%
Year Ended October 31, 2016	$7.97	0.17	(0.36)	(0.19)	(0.18)	(0.18)	$7.60	(2.35%	)	$161,881,871	0.86%	2.24%	0.86%	84.41%
Year Ended October 31, 2015	$8.22	0.15	(0.02)	0.13	(0.38)	(0.38)	$7.97	1.82%		$169,724,549	0.86%	1.89%	0.86%	98.51%
Period Ended October 31, 2014 (h)	$8.42	0.03	(0.23)	(0.20)	–	–	$8.22	(2.38%	)	$169,784,066	0.94%	1.60%	0.94%	31.09%
Year Ended July 31, 2014	$7.40	0.18	1.02	1.20	(0.18)	(0.18)	$8.42	16.42%		$172,401,379	0.90%	2.19%	0.90%	83.79%
Year Ended July 31, 2013	$6.26	0.16	1.12	1.28	(0.14)	(0.14)	$7.40	20.53%		$148,561,732	1.08%	2.24%	1.08%	97.00%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$8.88	0.07	0.14	0.21	(0.13)	(0.13)	$8.96	2.36%		$188,507,420	0.84%	1.62%	0.84%	32.10%
Year Ended October 31, 2017	$7.60	0.18	1.30	1.48	(0.20)	(0.20)	$8.88	20.00%		$201,818,155	0.85%	2.28%	0.85%	95.51%
Year Ended October 31, 2016	$7.97	0.18	(0.37)	(0.19)	(0.18)	(0.18)	$7.60	(2.35%	)	$145,180,828	0.86%	2.39%	0.86%	84.41%
Year Ended October 31, 2015	$8.22	0.16	(0.03)	0.13	(0.38)	(0.38)	$7.97	1.82%		$1,660,603	0.85%	2.01%	0.85%	98.51%
Period Ended October 31, 2014 (h)	$8.41	0.03	(0.22)	(0.19)	–	–	$8.22	(2.26%	)	$488,602	0.94%	1.60%	0.94%	31.09%
Period Ended July 31, 2014 (j)	$7.91	0.18	0.50	0.68	(0.18)	(0.18)	$8.41	8.78%		$565,549	0.86%	2.39%	0.86%	83.79%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

57

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard International Equities Fund (Continued)

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Institutional Service Class Shares (k)
Six Months Ended April 30, 2018 (Unaudited)	$8.86	0.07	0.15	0.22	(0.13)	(0.13)	$8.95	2.46%	(l)	$101,423,549	0.94%	1.60%	0.94%	32.10%
Year Ended October 31, 2017	$7.59	0.17	1.30	1.47	(0.20)	(0.20)	$8.86	19.77%	(l)	$80,039,386	0.97%	2.10%	0.97%	95.51%
Year Ended October 31, 2016	$7.96	0.16	(0.36)	(0.20)	(0.17)	(0.17)	$7.59	(2.49%	)	$48,822,689	0.98%	2.10%	0.98%	84.41%
Year Ended October 31, 2015	$8.21	0.15	(0.02)	0.13	(0.38)	(0.38)	$7.96	1.74%		$140,742,502	0.93%	1.80%	0.93%	98.51%
Period Ended October 31, 2014 (h)	$8.41	0.03	(0.23)	(0.20)	–	–	$8.21	(2.38%	)	$87,137,595	0.97%	1.57%	0.97%	31.09%
Year Ended July 31, 2014	$7.40	0.17	1.01	1.18	(0.17)	(0.17)	$8.41	16.13%		$85,990,498	1.02%	2.12%	1.04%	83.79%
Year Ended July 31, 2013	$6.26	0.15	1.11	1.26	(0.12)	(0.12)	$7.40	20.34%		$60,530,663	1.21%	2.11%	1.33%	97.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(l)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

58

Fund Overview	Nationwide Emerging Markets Debt Fund

Asset Allocation†

Foreign Government Securities	66.5%
Corporate Bonds	27.7%
Short-Term Investment	1.1%
Swaps Contracts††	0.0%
Forward Currency Contracts††	(0.0)%
Other assets in excess of liabilities	4.7%
100.0%

Top Industries†††

Oil, Gas & Consumable Fuels	7.7%
Electric Utilities	4.4%
Metals & Mining	3.0%
Banks	2.7%
Consumer Finance	1.8%
Wireless Telecommunication Services	1.7%
Real Estate Management & Development	1.2%
Construction Materials	1.2%
Media	1.1%
Automobiles	0.9%
Other Industries	74.3%
100.0%

Top Holdings†††

Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2023	3.0%
Kingdom of Thailand, 1.25%, 3/12/2028	2.8%
Republic of Indonesia, 8.38%, 9/15/2026	2.8%
Republic of Kenya, 5.88%, 6/24/2019	2.5%
Russian Federal Bond — OFZ, 7.00%, 12/15/2021	2.3%
Qatar Government Bond, 4.50%, 4/23/2028	2.1%
Mexican Bonos, 8.00%, 12/7/2023	2.1%
Republic of Croatia, 5.50%, 4/4/2023	2.0%
Russian Federal Bond — OFZ, 7.10%, 10/16/2024	2.0%
Republic of Argentina, 28.87%, 6/21/2020	2.0%
Other Holdings	76.4%
100.0%

Top Countries†††

Brazil	7.3%
Argentina	7.1%
Indonesia	7.1%
Mexico	6.6%
Russia	6.5%
Dominican Republic	5.4%
Malaysia	3.6%
Thailand	3.6%
South Africa	3.3%
Colombia	2.9%
Other Countries	46.6%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

59

Shareholder Expense Example	Nationwide Emerging Markets Debt Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Emerging Markets Debt Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,010.40	5.73	1.15
	Hypothetical	(a)(b)	1,000.00	1,019.09	5.76	1.15
Class C Shares	Actual	(a)	1,000.00	1,006.40	9.45	1.90
	Hypothetical	(a)(b)	1,000.00	1,015.37	9.49	1.90
Class R6 Shares	Actual	(a)	1,000.00	1,010.70	4.49	0.90
	Hypothetical	(a)(b)	1,000.00	1,020.33	4.51	0.90
Institutional Service Class Shares	Actual	(a)	1,000.00	1,011.70	4.49	0.90
	Hypothetical	(a)(b)	1,000.00	1,020.33	4.51	0.90

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

60

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund

Corporate Bonds 27.7%

	Principal Amount	Value

ARGENTINA 3.1%
Electric Utilities 1.1%
AES Argentina Generacion SA, 7.75%, 2/2/2024 (a)	$850,000	$884,433

Media 1.0%
Cablevision SA, Reg. S, 6.50%, 6/15/2021	810,000	841,387

Oil, Gas & Consumable Fuels 1.0%
Transportadora de Gas del Sur SA, 6.75%, 5/2/2025 (a)	800,000	798,400

		2,524,220

BRAZIL 3.1%
Oil, Gas & Consumable Fuels 2.2%
Petrobras Global Finance BV
6.25%, 3/17/2024	835,000	878,420
8.75%, 5/23/2026	730,000	855,013

		1,733,433

Paper & Forest Products 0.4%
Klabin Finance SA Reg. S, 5.25%, 7/16/2024	307,000	307,767

Road & Rail 0.5%
Rumo Luxembourg Sarl, 5.88%, 1/18/2025 (a)	447,000	436,384

		2,477,584

CHINA 2.0%
Automobiles 0.8%
Geely Automobile Holdings Ltd., Reg. S, 3.63%, 1/25/2023	700,000	679,942

Real Estate Management & Development 1.2%
Shimao Property Holdings Ltd., Reg. S, 8.38%, 2/10/2022	900,000	958,026

		1,637,968

DOMINICAN REPUBLIC 0.9%
Electric Utilities 0.9%
AES Andres BV, Reg. S, 7.95%, 5/11/2026	700,000	749,875

GHANA 0.9%
Oil, Gas & Consumable Fuels 0.9%
Tullow Oil plc, Reg. S, 6.25%, 4/15/2022	750,000	761,250

INDIA 1.9%
Electric Utilities 0.6%
Adani Transmission Ltd., 4.00%, 8/3/2026 (a)	500,000	461,264

Metals & Mining 1.3%
Vedanta Resources plc, 6.38%, 7/30/2022 (a)	1,000,000	1,006,200

		1,467,464

Corporate Bonds (continued)

	Principal Amount		Value

JAMAICA 0.6%
Wireless Telecommunication Services 0.6%
Digicel Group Ltd., Reg. S, 8.25%, 9/30/2020		$540,000	$482,625

MEXICO 3.3%
Consumer Finance 0.6%
Unifin Financiera SAB de CV SOFOM ENR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%, 1/29/2025 (a)(b)(c)		499,000	479,040

Diversified Telecommunication Services 0.5%
Axtel SAB de CV, 6.38%, 11/14/2024 (a)		386,000	384,070

Oil, Gas & Consumable Fuels 1.2%
Petroleos Mexicanos, Reg. S, 7.19%, 9/12/2024	MXN	19,700,000	947,886

Wireless Telecommunication Services 1.0%
Sixsigma Networks Mexico SA de CV, 7.50%, 5/2/2025 (a)		$800,000	785,000

			2,595,996

PERU 0.6%
Electric Utilities 0.6%
Cerro del Aguila SA, 4.13%, 8/16/2027 (a)		500,000	465,000

POLAND 1.1%
Banks 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA, Reg. S, 4.63%, 9/26/2022		800,000	826,936

RUSSIA 2.0%
Banks 0.9%
Credit Bank of Moscow, 5.55%, 2/14/2023 (a)		800,000	743,200

Consumer Finance 1.1%
GTLK Europe DAC, Reg. S, 5.13%, 5/31/2024		940,000	894,410

			1,637,610

SINGAPORE 1.2%
Oil, Gas & Consumable Fuels 1.2%
Puma International Financing SA, 5.00%, 1/24/2026 (a)		1,000,000	937,109

SOUTH AFRICA 1.0%
Electric Utilities 1.0%
Eskom Holdings SOC Ltd., Series ES33, 7.50%, 9/15/2033	ZAR	13,000,000	821,380

61

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Value

THAILAND 0.7%
Oil, Gas & Consumable Fuels 0.7%
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%, 7/17/2022 (a)(b)(c)		$600,000	$586,730

TUNISIA 0.6%
Banks 0.6%
Banque Centrale de Tunisie International Bond, Reg. S, 5.75%, 1/30/2025		526,000	487,078

UKRAINE 1.2%
Food Products 0.8%
MHP Lux SA, 6.95%, 4/3/2026 (a)		644,000	627,900

Metals & Mining 0.4%
Metinvest BV, 8.50%, 4/23/2026 (a)		338,000	325,224

			953,124

UNITED ARAB EMIRATES 1.0%
Airlines 0.8%
Zahidi Ltd., Reg. S, 4.50%, 3/22/2028		635,000	621,678

Multi-Utilities 0.2%
Abu Dhabi National Energy Co. PJSC, 4.88%, 4/23/2030 (a)		200,000	198,234

			819,912

UNITED STATES 1.1%
Construction Materials 1.1%
Tecnoglass, Inc., 8.20%, 1/31/2022 (a)		850,000	905,675

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.2%
Oil, Gas & Consumable Fuels 0.2%
Petroleos de Venezuela SA, Reg. S, 5.50%, 4/12/2037 (d)		610,000	161,650

ZAMBIA 1.2%
Metals & Mining 1.2%
First Quantum Minerals Ltd., 7.25%, 4/1/2023 (a)		987,000	984,335

Total Corporate Bonds (cost $22,020,076)			22,283,521

Foreign Government Securities 66.5%
ANGOLA 0.9%
Republic of Angola, Reg. S, 9.50%, 11/12/2025		622,000	698,319

ARGENTINA 3.6%
Provincia de Buenos Aires, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%, 15.00% Floor), 26.67%, 5/31/2022 (c)	ARS	14,147,000	687,590

Foreign Government Securities (continued)

	Principal Amount		Value

ARGENTINA (continued)
Republic of Argentina (Argentina Central Bank 7D Repo Reference Rate + 0.00%), 28.87%, 6/21/2020 (c)	ARS	30,017,053	$1,515,956
7.50%, 4/22/2026		$637,000	667,576

			2,871,122

BAHAMAS 0.5%
Commonwealth of the Bahamas, 6.00%, 11/21/2028 (a)		382,000	395,370

BELARUS 1.2%
Republic of Belarus, Reg. S, 6.88%, 2/28/2023		910,000	952,333

BRAZIL 3.8%
Brazil Notas do Tesouro Nacional
10.00%, 1/1/2023	BRL	7,811,000	2,320,187
6.00%, 5/15/2045		787,000	761,573

			3,081,760

COLOMBIA 2.7%
Titulos de Tesoreria
7.00%, 5/4/2022	COP	3,473,900,000	1,304,625
7.75%, 9/18/2030		2,278,000,000	888,348

			2,192,973

CROATIA 1.9%
Republic of Croatia, Reg. S, 5.50%, 4/4/2023		$1,449,000	1,536,679

DOMINICAN REPUBLIC 4.2%
Dominican Republic Bond
16.95%, 2/4/2022 (a)	DOP	49,500,000	1,278,505
8.90%, 2/15/2023 (a)		13,250,000	276,618
Reg. S, 5.50%, 1/27/2025		$805,000	807,817
Reg. S, 7.45%, 4/30/2044		908,000	994,260

			3,357,200

EGYPT 0.5%
Arab Republic of Egypt, 5.63%, 4/16/2030 (a)	EUR	338,000	403,271

EL SALVADOR 0.5%
Republic of El Salvador Reg. S, 5.88%, 1/30/2025		$425,000	416,500

GABON 0.7%
Republic of Gabon, Reg. S, 6.38%, 12/12/2024		585,000	570,136

INDONESIA 6.7%
Republic of Indonesia
7.88%, 4/15/2019	IDR	14,079,000,000	1,037,773
8.38%, 3/15/2024		17,115,000,000	1,318,990
8.38%, 9/15/2026		27,229,000,000	2,116,669
6.63%, 5/15/2033		14,007,000,000	952,929

			5,426,361

KENYA 2.6%
Republic of Kenya Reg. S, 5.88%, 6/24/2019		$1,887,000	1,915,456
8.25%, 2/28/2048 (a)		200,000	206,190

			2,121,646

62

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Value

MALAYSIA 3.4%
Malaysia Government Bond
3.65%, 10/31/2019	MYR	3,614,000	$921,524
4.38%, 11/29/2019		3,563,000	918,743
3.49%, 3/31/2020		3,620,000	921,358

			2,761,625

MEXICO 3.2%
Mexican Bonos
8.00%, 12/7/2023	MXN	29,130,100	1,602,525
7.50%, 6/3/2027		18,016,400	963,810

			2,566,335

MOROCCO 1.5%
Kingdom of Morocco, Reg. S, 4.25%, 12/11/2022		$1,205,000	1,211,025

NAMIBIA 0.6%
Republic of Namibia, Reg. S, 5.25%, 10/29/2025		514,000	504,106

NIGERIA 1.1%
Nigeria Government Bond
7.14%, 2/23/2030 (a)		297,000	303,683
7.63%, 11/28/2047 (a)		616,000	620,620

			924,303

OMAN 1.0%
Oman Government Bond, 6.75%, 1/17/2048 (a)		833,000	784,185

PAKISTAN 1.9%
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/5/2022 (a)		1,550,000	1,493,755

PARAGUAY 2.4%
Republic of Paraguay
Reg. S, 4.63%, 1/25/2023		1,570,000	1,601,400
5.60%, 3/13/2048 (a)		294,000	294,000

			1,895,400

PERU 1.4%
Republic of Peru
Reg. S, 8.20%, 8/12/2026	PEN	2,254,000	841,831
Reg. S, 6.90%, 8/12/2037		779,000	264,614

			1,106,445

POLAND 1.0%
Republic of Poland, 3.25%, 7/25/2019	PLN	2,727,000	794,826

QATAR 2.0%
Qatar Government Bond, 4.50%, 4/23/2028 (a)		$1,650,000	1,646,872

RUSSIA 4.1%
Russian Federal Bond — OFZ
7.00%, 12/15/2021	RUB	111,396,000	1,780,956
7.10%, 10/16/2024		94,916,000	1,517,842

			3,298,798

Foreign Government Securities (continued)

	Principal Amount		Value

SAUDI ARABIA 1.1%
Kingdom of Saudi Arabia, Reg. S, 4.63%, 10/4/2047		$957,000	$875,655

SENEGAL 0.8%
Republic of Senegal, 6.25%, 5/23/2033 (a)		680,000	655,404

SERBIA 1.0%
Republic of Serbia, Reg. S, 7.25%, 9/28/2021		734,000	810,691

SOUTH AFRICA 2.1%
Republic of South Africa
7.75%, 2/28/2023	ZAR	9,705,000	781,850
8.25%, 3/31/2032		2,702,000	207,962
8.50%, 1/31/2037		8,960,000	689,977

			1,679,789

THAILAND 2.7%
Kingdom of Thailand, Reg. S, 1.25%, 3/12/2028	THB	71,149,350	2,161,813

TURKEY 0.3%
Republic of Turkey, 9.20%, 9/22/2021	TRY	1,245,957	272,220

UKRAINE 1.0%
Ukraine Government Bond, Reg. S, 0.00%,5/31/2040 (c) (e)		1,185,000	800,266

URUGUAY 1.4%
Oriental Republic of Uruguay
9.88%, 6/20/2022 (a)	UYU	19,914,000	728,454
4.38%, 12/15/2028		9,888,431	375,471

			1,103,925

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.2%
Bolivarian Republic of Venezuela Reg. S, Reg. S, 11.75%, 10/21/2026 (d)		$485,000	149,138

VIETNAM 1.5%
Socialist Republic of Vietnam
Reg. S, 6.75%, 1/29/2020		770,000	809,586
Reg. S, 4.80%, 11/19/2024		395,000	401,422

			1,211,008

ZAMBIA 1.0%
Republic of Zambia, Reg. S, 8.97%, 7/30/2027		835,000	839,175

Total Foreign Government Securities (cost $54,222,632)			53,570,429

63

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Short-Term Investment 1.1%

	Shares	Value

Money Market Fund 1.1%
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.89% (f)	905,101	$905,373

Total Short-Term Investment (cost $905,373)		905,373

Total Investments (cost $77,148,081) — 95.3%		76,759,323

Other assets in excess of liabilities — 4.7%		3,761,570

NET ASSETS — 100.0%		$80,520,893

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at April 30, 2018 was $20,095,125 which represents 24.96% of net assets.

(b)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2018. The maturity date reflects the next call date.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2018.

(d)	Security in default.

(e)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.

(f)	Represents 7-day effective yield as of April 30, 2018.

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

Currency:

ARS	Argentina Peso

BRL	Brazilian Real

COP	Colombian Peso

DOP	Dominican Peso

EUR	Euro

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysia Ringgit

PEN	Peru Nuevo Sol

PLN	Poland New Zloty

RUB	Russia Ruble

THB	Thailand Baht

TRY	Turkish Lira

UYU	Uruguay Peso

ZAR	South Africa Rand

Forward foreign currency contracts outstanding as of April 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EGP	14,324,836	USD	797,819	JPMorgan Chase Bank**	7/26/2018	873
USD	4,358,446	EUR	3,500,198	Royal Bank of Canada	7/26/2018	103,043
USD	1,122,732	PEN	3,650,000	Deutsche Bank Securities, Inc.**	7/26/2018	3,418

Total unrealized appreciation						107,334

CZK	31,437,057	USD	1,542,263	Royal Bank of Canada	7/26/2018	(51,568)
EUR	3,162,198	USD	3,937,568	Royal Bank of Canada	7/26/2018	(93,093)

Total unrealized depreciation						(144,661)

Net unrealized depreciation						(37,327)

**	Non-deliverable forward.

64

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Currency:

CZK	Czech Koruna

EGP	Egyptian Pound

EUR	Euro

PEN	Peru Nuevo Sol

USD	United States Dollar

OTC Interest rate swap contracts outstanding as of April 30, 2018 :

Floating Rate Index	Fixed Rate	Pay/ Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)*	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 Day CLICP semi-annually	4.02% semi-annually	Pay	Deutsche Bank Securities, Inc.	9/12/2027	CLP 2,080,000,000	–	(19,711)	(19,711)

						–	(19,711)	(19,711)

Centrally Cleared Interest rate swap contracts outstanding as of April 30, 2018 :

Floating Rate Index	Fixed Rate		Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)*	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 Month PRIBOR semi-annually	1.01 annually	%	Receive	5/4/2022	CZK 22,000,000	–	13,944	13,944

						–	13,944	13,944

*	There are no upfront payments (receipts) on the swap contracts listed above.

CLP	Chilean Peso

CZK	Czech Republic Koruna

PRIBOR	Prague Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

65

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund
Assets:
Investment securities, at value (cost $77,148,081)	$76,759,323
Cash	2,014,042
Restricted cash, collateral for open interest rate swap contracts	18,816
Foreign currencies, at value (cost $835,867)	835,830
Interest and dividends receivable	1,244,899
Receivable for investments sold	2,997,634
Reclaims receivable	24,445
Unrealized appreciation on forward foreign currency contracts (Note 2)	107,334
Due from custodian	199,910
Reimbursement from investment adviser (Note 3)	7,305
Receivable for capital gain country tax	27,847
Prepaid expenses	42,406

Total Assets	84,279,791

Liabilities:
Payable for investments purchased	3,463,788
Payable for variation margin on centrally cleared interest rate swap contracts	65
Swap contracts, at value (Note 2)	19,711
Unrealized depreciation on forward foreign currency contracts (Note 2)	144,661
Accrued expenses and other payables:
Investment advisory fees	47,148
Fund administration fees	15,084
Distribution fees	136
Administrative servicing fees	117
Accounting and transfer agent fees	2,098
Trustee fees	122
Deferred capital gain country tax	36,195
Custodian fees	602
Compliance program costs (Note 3)	70
Professional fees	18,029
Printing fees	4,298
Other	6,774

Total Liabilities	3,758,898

Net Assets	$80,520,893

Represented by:
Capital	$78,348,427
Accumulated undistributed net investment income	496,386
Accumulated net realized gains from investment securities, forward foreign currency contracts, foreign currency transactions and swap contracts	2,155,357
Net unrealized appreciation/(depreciation) in investment securities†	(424,953)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(37,327)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(11,230)
Net unrealized appreciation/(depreciation) from swap contracts (Note 2)	(5,767)

Net Assets	$80,520,893

66

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund
Net Assets:
Class A Shares	$186,291
Class C Shares	117,134
Class R6 Shares	80,097,761
Institutional Service Class Shares	119,707

Total	$80,520,893

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	18,398
Class C Shares	11,576
Class R6 Shares	7,911,059
Institutional Service Class Shares	11,822

Total	7,952,855

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.13
Class C Shares (b)	$10.12
Class R6 Shares	$10.12
Institutional Service Class Shares	$10.13
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.36

Maximum Sales Charge:
Class A Shares	2.25%

†	Net of $36,195 of deferred capital gain country tax.
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

67

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund
INVESTMENT INCOME:
Interest income	$2,802,840
Dividend income	8,053
Foreign tax withholding	(69,328)

Total Income	2,741,565

EXPENSES:
Investment advisory fees	318,688
Fund administration fees	50,426
Distribution fees Class A	228
Distribution fees Class C	587
Registration and filing fees	25,252
Professional fees	30,342
Printing fees	5,018
Trustee fees	1,338
Custodian fees	1,741
Accounting and transfer agent fees	3,979
Compliance program costs (Note 3)	186
Other	6,304

Total expenses before expenses reimbursed	444,089

Expenses reimbursed by adviser (Note 3)	(33,883)

Net Expenses	410,206

NET INVESTMENT INCOME	2,331,359

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities†	2,028,247
Settlement of forward foreign currency contracts (Note 2)	2,094
Foreign currency transactions (Note 2)	21,218
Expiration or closing of swap contracts (Note 2)	104,096

Net realized gains	2,155,655

Net change in unrealized appreciation/depreciation in the value of:
Investment securities††	(3,211,205)
Forward foreign currency contracts (Note 2)	(48,375)
Translation of assets and liabilities denominated in foreign currencies	(17,553)
Swap contracts (Note 2)	47,932

Net change in unrealized appreciation/depreciation	(3,229,201)

Net realized/unrealized losses	(1,073,546)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,257,813

†	Net of capital gain country taxes of $7,825.
††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $9,418.

The accompanying notes are an integral part of these financial statements.

68

Statements of Changes in Net Assets

	Nationwide Emerging Markets Debt Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$2,331,359	$4,889,077
Net realized gains	2,155,655	2,156,157
Net change in unrealized appreciation/depreciation	(3,229,201)	(507,615)

Change in net assets resulting from operations	1,257,813	6,537,619

Distributions to Shareholders From:
Net investment income:
Class A	(4,847)	(7,615)
Class C	(2,774)	(4,639)
Class R6 (a)	(2,650,616)	(4,861,596)
Institutional Service Class	(3,336)	(5,703)
Net realized gains:
Class A	(3,283)	(5,970)
Class C	(2,121)	(4,536)
Class R6 (a)	(1,726,579)	(3,952,748)
Institutional Service Class	(2,159)	(4,403)

Change in net assets from shareholder distributions	(4,395,715)	(8,847,210)

Change in net assets from capital transactions	(11,364,161)	(4,123,636)

Change in net assets	(14,502,063)	(6,433,227)

Net Assets:
Beginning of period	95,022,956	101,456,183

End of period	$80,520,893	$95,022,956

Accumulated undistributed net investment income at end of period	$496,386	$826,600

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,550	$20,977
Dividends reinvested	8,130	13,585
Cost of shares redeemed	(7)	(1,436)

Total Class A Shares	12,673	33,126

Class C Shares
Proceeds from shares issued	–	–
Dividends reinvested	4,895	9,175
Cost of shares redeemed	–	(4,307)

Total Class C Shares	4,895	4,868

Class R6 Shares (a)
Proceeds from shares issued	211,170	1,163,601
Dividends reinvested	4,377,195	8,814,344
Cost of shares redeemed	(15,975,589)	(14,149,681)

Total Class R6 Shares	(11,387,224)	(4,171,736)

69

Statements of Changes in Net Assets (Continued)

	Nationwide Emerging Markets Debt Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$–	$–
Dividends reinvested	5,495	10,106
Cost of shares redeemed	–	–

Total Institutional Service Class Shares	5,495	10,106

Change in net assets from capital transactions	$(11,364,161)	$(4,123,636)

SHARE TRANSACTIONS:
Class A Shares
Issued	443	2,006
Reinvested	795	1,347
Redeemed	(1)	(137)

Total Class A Shares	1,237	3,216

Class C Shares
Issued	1	–
Reinvested	479	912
Redeemed	–	(418)

Total Class C Shares	480	494

Class R6 Shares (a)
Issued	20,240	112,033
Reinvested	428,478	875,169
Redeemed	(1,553,351)	(1,364,118)

Total Class R6 Shares	(1,104,633)	(376,916)

Institutional Service Class Shares
Issued	–	–
Reinvested	538	1,003
Redeemed	–	–

Total Institutional Service Class Shares	538	1,003

Total change in shares	(1,102,378)	(372,203)

Amount	designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

70

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Emerging Markets Debt Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.49	0.25	(0.14)	0.11	(0.28)	(0.19)	(0.47)	$10.13	1.04%		$186,291	1.15%	4.86%	1.23%	44.56%
Year Ended October 31, 2017	$10.76	0.50	0.16	0.66	(0.50)	(0.43)	(0.93)	$10.49	6.73%		$180,079	1.15%	4.80%	1.23%	106.38%
Period Ended October 31, 2016 (g)	$10.00	0.30	0.74	1.04	(0.28)	–	(0.28)	$10.76	10.44%	(h)	$150,084	1.20%	4.29%	1.35%	99.02%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.49	0.21	(0.14)	0.07	(0.25)	(0.19)	(0.44)	$10.12	0.64%		$117,134	1.90%	4.11%	1.98%	44.56%
Year Ended October 31, 2017	$10.76	0.42	0.16	0.58	(0.42)	(0.43)	(0.85)	$10.49	5.93%		$116,449	1.90%	4.05%	1.97%	106.38%
Period Ended October 31, 2016 (g)	$10.00	0.25	0.73	0.98	(0.22)	–	(0.22)	$10.76	9.89%	(h)	$114,103	1.96%	3.49%	2.11%	99.02%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$10.49	0.26	(0.15)	0.11	(0.29)	(0.19)	(0.48)	$10.12	1.07%		$80,097,761	0.90%	5.13%	0.97%	44.56%
Year Ended October 31, 2017	$10.76	0.52	0.16	0.68	(0.52)	(0.43)	(0.95)	$10.49	7.00%		$94,608,019	0.90%	5.04%	0.98%	106.38%
Period Ended October 31, 2016 (g)	$10.00	0.32	0.74	1.06	(0.30)	–	(0.30)	$10.76	10.67%	(h)	$101,081,348	0.90%	4.53%	1.05%	99.02%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$10.49	0.26	(0.14)	0.12	(0.29)	(0.19)	(0.48)	$10.13	1.17%		$119,707	0.90%	5.11%	0.98%	44.56%
Year Ended October 31, 2017	$10.76	0.52	0.16	0.68	(0.52)	(0.43)	(0.95)	$10.49	7.00%		$118,409	0.90%	5.05%	0.98%	106.38%
Period Ended October 31, 2016 (g)	$10.00	0.32	0.73	1.05	(0.29)	–	(0.29)	$10.76	10.63%	(h)	$110,648	0.96%	4.48%	1.11%	99.02%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from March 1, 2016 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of February 29, 2016 through October 31, 2016.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

71

Fund Overview	Nationwide Global Sustainable Equity Fund

Asset Allocation†

Common Stocks	99.0%
Repurchase Agreement	0.7%
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.2%
100.0%

Top Industries††

Banks	10.4%
Software	9.6%
Chemicals	8.4%
Machinery	7.1%
Insurance	6.7%
Oil, Gas & Consumable Fuels	5.1%
Pharmaceuticals	4.0%
Personal Products	3.8%
Biotechnology	3.3%
Health Care Providers & Services	3.3%
Other Industries*	38.3%
100.0%

Top Holdings††

Amazon.com, Inc.	3.2%
Shire plc	2.4%
SAP SE	2.4%
Ecolab, Inc.	2.4%
Marsh & McLennan Cos., Inc.	2.3%
Unilever NV, CVA	2.2%
T. Rowe Price Group, Inc.	2.1%
TJX Cos., Inc. (The)	2.0%
UnitedHealth Group, Inc.	2.0%
EOG Resources, Inc.	2.0%
Other Holdings*	77.0%
100.0%

Top Countries††

United States	59.8%
Japan	7.6%
United Kingdom	7.4%
Germany	6.0%
France	3.3%
Norway	2.7%
Australia	1.8%
Switzerland	1.7%
India	1.5%
Netherlands	1.4%
Other Countries*	6.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

72

Shareholder Expense Example	Nationwide Global Sustainable Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Global Sustainable Equity Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,052.60	6.82	1.34
	Hypothetical	(a)(b)	1,000.00	1,018.15	6.71	1.34
Class C Shares	Actual	(a)	1,000.00	1,049.10	10.72	2.11
	Hypothetical	(a)(b)	1,000.00	1,014.33	10.54	2.11
Class R6 Shares	Actual	(a)	1,000.00	1,054.70	4.84	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.08	4.76	0.95
Institutional Service Class Shares	Actual	(a)	1,000.00	1,054.30	5.30	1.04
	Hypothetical	(a)(b)	1,000.00	1,019.64	5.21	1.04

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

73

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund

Common Stocks 99.0%

	Shares	Value

AUSTRALIA 1.8%
Commercial Services & Supplies 1.8%
Brambles Ltd.	132,195	$979,746

CHINA 1.4%
Chemicals 0.0%†
Tianhe Chemicals Group Ltd. Reg. S* (a)(b)(c)(d)	2,702,000	0

Insurance 1.4%
Ping An Insurance Group Co. of China Ltd., Class H	78,500	766,656

		766,656

DENMARK 1.3%
Marine 1.3%
AP Moller — Maersk A/S, Class B	448	717,369

FRANCE 3.3%
Banks 1.7%
Credit Agricole SA	56,676	931,162

Electrical Equipment 1.6%
Schneider Electric SE*	10,317	931,933

		1,863,095

GERMANY 6.0%
Diversified Telecommunication Services 1.6%
Deutsche Telekom AG (Registered)	52,471	917,446

Machinery 2.0%
Jungheinrich AG (Preference)	16,857	710,267
KION Group AG	4,761	397,256

		1,107,523

Software 2.4%
SAP SE	12,017	1,339,396

		3,364,365

INDIA 1.5%
Banks 1.5%
Axis Bank Ltd., GDR Reg. S	22,268	857,926

ITALY 1.0%
Banks 1.0%
Mediobanca Banca di Credito Finanziario SpA	47,783	579,687

JAPAN 7.6%
Banks 1.2%
Sumitomo Mitsui Financial Group, Inc.	16,000	664,085

Chemicals 1.1%
Shin-Etsu Chemical Co. Ltd.	6,300	627,362

Machinery 3.8%
Makita Corp.	23,100	1,035,686
Nabtesco Corp.	8,200	296,166
THK Co. Ltd.	22,300	779,793

		2,111,645

Personal Products 1.5%
Kao Corp.	12,000	861,454

		4,264,546

Common Stocks (continued)

	Shares	Value

NETHERLANDS 1.4%
Chemicals 1.4%
Koninklijke DSM NV	7,460	$769,804

NORWAY 2.7%
Diversified Telecommunication Services 1.3%
Telenor ASA	31,625	699,437

Oil, Gas & Consumable Fuels 1.4%
Statoil ASA	31,285	800,677

		1,500,114

SWEDEN 1.4%
Banks 1.4%
Nordea Bank AB	74,471	755,404

SWITZERLAND 1.7%
Insurance 1.7%
Zurich Insurance Group AG*	2,934	935,920

TAIWAN 1.0%
Semiconductors & Semiconductor Equipment 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,300	549,835

UNITED KINGDOM 7.4%
Electronic Equipment, Instruments & Components 1.3%
Spectris plc	19,908	733,815

Personal Products 2.2%
Unilever NV, CVA	21,748	1,240,661

Software 1.9%
Sage Group plc (The)	124,490	1,082,392

Trading Companies & Distributors 2.0%
Ashtead Group plc	39,270	1,091,830

		4,148,698

UNITED STATES 59.5%
Airlines 1.1%
Southwest Airlines Co.	11,143	588,685

Auto Components 1.9%
Aptiv plc	12,680	1,072,474

Banks 3.7%
Investors Bancorp, Inc.	53,186	711,097
Pinnacle Financial Partners, Inc.	12,684	812,410
US Bancorp	10,264	517,819

		2,041,326

Biotechnology 3.3%
Alnylam Pharmaceuticals, Inc.*	3,472	328,208
Lexicon Pharmaceuticals, Inc.* (e)	20,467	168,853
Shire plc	25,295	1,344,250

		1,841,311

Capital Markets 2.1%
T. Rowe Price Group, Inc.	10,085	1,147,875

Chemicals 5.8%
Ecolab, Inc.	9,235	1,336,950
LyondellBasell Industries NV, Class A	9,320	985,404
Praxair, Inc.	6,484	988,939

		3,311,293

74

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Communications Equipment 2.2%
Arista Networks, Inc.*	2,007	$530,952
Cisco Systems, Inc.	15,232	674,625

		1,205,577

Energy Equipment & Services 1.2%
Schlumberger Ltd.	10,002	685,737

Equity Real Estate Investment Trusts (REITs) 1.6%
Simon Property Group, Inc.	5,666	885,822

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	3,415	673,301
Kroger Co. (The)	29,052	731,820

		1,405,121

Health Care Equipment & Supplies 0.6%
LivaNova plc*	3,900	346,242

Health Care Providers & Services 3.3%
Laboratory Corp. of America Holdings*	4,088	698,026
UnitedHealth Group, Inc.	4,745	1,121,718

		1,819,744

Household Products 1.0%
Procter & Gamble Co. (The)	8,026	580,601

Insurance 3.7%
Marsh & McLennan Cos., Inc.	15,688	1,278,572
MetLife, Inc.	16,331	778,499

		2,057,071

Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.*	1,153	1,805,748

IT Services 1.4%
Visa, Inc., Class A	6,011	762,676

Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A*	2,732	693,136

Machinery 1.3%
AGCO Corp.	11,769	737,681

Media 1.5%
Walt Disney Co. (The) (e)	8,305	833,241

Oil, Gas & Consumable Fuels 3.6%
EOG Resources, Inc.	9,403	1,111,153
Hess Corp.	16,062	915,373

		2,026,526

Pharmaceuticals 4.0%
Allergan plc	5,384	827,251
Eli Lilly & Co.	6,394	518,362
Medicines Co. (The)* (e)	9,044	272,134
Zoetis, Inc.	7,358	614,246

		2,231,993

Semiconductors & Semiconductor Equipment 2.1%
Integrated Device Technology, Inc.*	19,180	533,779
Micron Technology, Inc.*	14,052	646,111

		1,179,890

Software 5.2%
Adobe Systems, Inc.*	2,624	581,478
Electronic Arts, Inc.*	7,724	911,278
PTC, Inc.*	10,106	832,229

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Software (continued)
salesforce.com, Inc.*	5,119	$619,348

		2,944,333

Specialty Retail 2.0%
TJX Cos., Inc. (The)	13,232	1,122,736

		33,326,839

Total Common Stocks (cost $45,459,237)		55,380,004

Short-Term Investments 0.1%
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class 1.62% (f)(g)	29,242	29,242

Total Short-Term Investment (cost $29,242)		29,242

Repurchase Agreement 0.7%

	Principal Amount

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $406,246, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $414,351. (g)(h)	$406,227	406,227

Total Repurchase Agreement (cost $406,227)		406,227

Total Investments (cost $45,894,706) — 99.8%		55,815,473

Other assets in excess of liabilities — 0.2%		105,969

NET ASSETS — 100.0%		$55,921,442

*	Denotes a non-income producing security.

(a)	Fair valued security.

(b)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).

(c)	Value determined using significant unobservable inputs.

(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at April 30, 2018 was $0 which represents 0.00% of net assets.

75

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund (Continued)

(e)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $1,218,710, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $29,242 and $406,227, respectively, and $805,079 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.38%, and maturity dates ranging from 7/19/2018 - 5/15/2046; a total value of $ 1,240,548.

(f)	Represents 7-day effective yield as of April 30, 2018.

(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $435,469.

(h)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

CVA	Dutch Certification

GDR	Global Depositary Receipt

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

76

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund
Assets:
Investment securities, at value* (cost $45,488,479)	$55,409,246
Repurchase agreement, at value (cost $406,227)	406,227
Cash	1,135,482
Foreign currencies, at value (cost $180,990)	176,157
Interest and dividends receivable	38,785
Security lending income receivable	137
Receivable for investments sold	637,141
Receivable for capital shares issued	2,076
Reclaims receivable	68,341
Reimbursement from investment adviser (Note 3)	12,711
Prepaid expenses	32,929

Total Assets	57,919,232

Liabilities:
Payable for investments purchased	1,429,997
Payable for capital shares redeemed	13,009
Payable upon return of securities loaned (Note 2)	435,469
Accrued expenses and other payables:
Investment advisory fees	34,560
Fund administration fees	14,790
Distribution fees	16,414
Administrative servicing fees	26,700
Accounting and transfer agent fees	1,541
Trustee fees	86
Custodian fees	276
Compliance program costs (Note 3)	38
Professional fees	13,330
Printing fees	8,446
Other	3,134

Total Liabilities	1,997,790

Net Assets	$55,921,442

Represented by:
Capital	$43,338,324
Accumulated undistributed net investment income	57,006
Accumulated net realized gains from investment securities and foreign currency transactions	2,609,430
Net unrealized appreciation/(depreciation) in investment securities	9,920,767
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,085)

Net Assets	$55,921,442

77

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund
Net Assets:
Class A Shares	$34,709,982
Class C Shares	11,204,592
Class R6 Shares	7,371,621
Institutional Service Class Shares	2,635,247

Total	$55,921,442

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,826,624
Class C Shares	624,037
Class R6 Shares	376,703
Institutional Service Class Shares	134,635

Total	2,961,999

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$19.00
Class C Shares (b)	$17.96
Class R6 Shares	$19.57
Institutional Service Class Shares	$19.57
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$20.16

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $1,218,710 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

78

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund
INVESTMENT INCOME:
Dividend income	$480,436
Income from securities lending (Note 2)	7,752
Interest income	5,954
Foreign tax withholding	(31,203)

Total Income	462,939

EXPENSES:
Investment advisory fees	214,171
Fund administration fees	47,052
Distribution fees Class A	44,122
Distribution fees Class C	56,456
Administrative servicing fees Class A	23,829
Administrative servicing fees Class C	9,033
Administrative servicing fees Institutional Service Class	1,086
Registration and filing fees	30,062
Professional fees	22,956
Printing fees	13,736
Trustee fees	819
Custodian fees	1,100
Accounting and transfer agent fees	8,685
Compliance program costs (Note 3)	117
Other	3,466

Total expenses before expenses reimbursed	476,690

Expenses reimbursed by adviser (Note 3)	(70,887)

Net Expenses	405,803

NET INVESTMENT INCOME	57,136

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	2,664,807
Foreign currency transactions (Note 2)	(3,774)

Net realized gains	2,661,033

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	189,767
Translation of assets and liabilities denominated in foreign currencies	(3,476)

Net change in unrealized appreciation/depreciation	186,291

Net realized/unrealized gains	2,847,324

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,904,460

The accompanying notes are an integral part of these financial statements.

79

Statements of Changes in Net Assets

	Nationwide Global Sustainable Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$57,136	$323,775
Net realized gains	2,661,033	4,852,485
Net change in unrealized appreciation/depreciation	186,291	7,883,193

Change in net assets resulting from operations	2,904,460	13,059,453

Distributions to Shareholders From:
Net investment income:
Class A	(78,702)	(452,228)
Class C	–	(76,124)
Class R6 (a)	(28,915)	(125,668)
Institutional Service Class	(7,467)	(25,625)

Change in net assets from shareholder distributions	(115,084)	(679,645)

Change in net assets from capital transactions	(3,582,725)	(8,320,908)

Change in net assets	(793,349)	4,058,900

Net Assets:
Beginning of period	56,714,791	52,655,891

End of period	$55,921,442	$56,714,791

Accumulated undistributed net investment income at end of period	$57,006	$114,954

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$190,961	$569,026
Dividends reinvested	75,054	434,973
Cost of shares redeemed	(2,504,468)	(6,703,476)

Total Class A Shares	(2,238,453)	(5,699,477)

Class C Shares
Proceeds from shares issued	427,211	404,677
Dividends reinvested	–	73,927
Cost of shares redeemed	(777,337)	(2,505,766)

Total Class C Shares	(350,126)	(2,027,162)

Class R6 Shares (a)
Proceeds from shares issued	301,117	66,860
Dividends reinvested	28,287	122,702
Cost of shares redeemed	(1,635,791)	(1,077,664)

Total Class R6 Shares	(1,306,387)	(888,102)

Institutional Service Class Shares
Proceeds from shares issued	570,794	654,837
Dividends reinvested	6,281	23,577
Cost of shares redeemed	(264,834)	(384,581)

Total Institutional Service Class Shares	312,241	293,833

Change in net assets from capital transactions	$(3,582,725)	$(8,320,908)

80

Statements of Changes in Net Assets (Continued)

	Nationwide Global Sustainable Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS:
Class A Shares
Issued	10,007	32,877
Reinvested	4,026	27,695
Redeemed	(132,800)	(412,757)

Total Class A Shares	(118,767)	(352,185)

Class C Shares
Issued	23,136	25,275
Reinvested	–	5,080
Redeemed	(43,568)	(165,456)

Total Class C Shares	(20,432)	(135,101)

Class R6 Shares (a)
Issued	15,343	3,958
Reinvested	1,476	7,546
Redeemed	(84,554)	(64,776)

Total Class R6 Shares	(67,735)	(53,272)

Institutional Service Class Shares
Issued	29,212	38,110
Reinvested	327	1,447
Redeemed	(13,520)	(22,467)

Total Institutional Service Class Shares	16,019	17,090

Total change in shares	(190,915)	(523,468)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

81

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Global Sustainable Equity Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$18.09	0.03	0.92	0.95	(0.04)	(0.04)	$19.00	5.26%		$34,709,982	1.34%	0.29%		1.58%	16.17%
Year Ended October 31, 2017	$14.42	0.11	3.77	3.88	(0.21)	(0.21)	$18.09	27.11%		$35,195,711	1.37%	0.68%		1.60%	37.98%
Year Ended October 31, 2016	$14.98	0.14	(0.55)	(0.41)	(0.15)	(0.15)	$14.42	(2.75%	)	$33,122,348	1.37%	0.97%		1.63%	147.44%
Year Ended October 31, 2015	$16.03	0.10	(0.89)	(0.79)	(0.26)	(0.26)	$14.98	(4.97%	)	$38,699,660	1.35%	0.62%		1.51%	37.86%
Year Ended October 31, 2014	$15.38	0.12	0.84	0.96	(0.31)	(0.31)	$16.03	6.30%		$48,044,576	1.33%	0.76%		1.50%	49.77%
Period Ended October 31, 2013 (h)	$13.44	0.04	1.90	1.94	–	–	$15.38	14.43%		$53,641,815	1.25%	0.74%		1.67%	17.16%
Year Ended June 30, 2013	$11.73	0.13	1.97	2.10	(0.39)	(0.39)	$13.44	18.34%		$50,709,673	1.32%	1.00%		1.61%	28.88%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$17.12	(0.04)	0.88	0.84	–	–	$17.96	4.91%		$11,204,592	2.11%	(0.48%	)	2.36%	16.17%
Year Ended October 31, 2017	$13.67	(0.02)	3.57	3.55	(0.10)	(0.10)	$17.12	26.14%		$11,034,886	2.13%	(0.10%	)	2.36%	37.98%
Year Ended October 31, 2016	$14.22	0.03	(0.53)	(0.50)	(0.05)	(0.05)	$13.67	(3.52%	)	$10,653,487	2.13%	0.22%		2.39%	147.44%
Year Ended October 31, 2015	$15.18	(0.02)	(0.84)	(0.86)	(0.10)	(0.10)	$14.22	(5.67%	)	$14,756,387	2.13%	(0.17%	)	2.30%	37.86%
Year Ended October 31, 2014	$14.65	0.01	0.79	0.80	(0.27)	(0.27)	$15.18	5.55%		$17,561,149	2.04%	0.05%		2.20%	49.77%
Period Ended October 31, 2013 (h)	$12.84	–	1.81	1.81	–	–	$14.65	14.10%		$17,153,292	1.95%	0.05%		2.36%	17.16%
Year Ended June 30, 2013	$11.18	0.06	1.89	1.95	(0.29)	(0.29)	$12.84	17.79%		$15,773,769	1.81%	0.51%		2.11%	28.88%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$18.62	0.06	0.96	1.02	(0.07)	(0.07)	$19.57	5.47%		$7,371,621	0.95%	0.64%		1.20%	16.17%
Year Ended October 31, 2017	$14.82	0.18	3.88	4.06	(0.26)	(0.26)	$18.62	27.68%		$8,275,044	0.95%	1.08%		1.19%	37.98%
Year Ended October 31, 2016	$15.40	0.20	(0.57)	(0.37)	(0.21)	(0.21)	$14.82	(2.39%	)	$7,375,010	0.95%	1.38%		1.21%	147.44%
Year Ended October 31, 2015	$16.52	0.17	(0.92)	(0.75)	(0.37)	(0.37)	$15.40	(4.54%	)	$8,783,188	0.95%	1.04%		1.11%	37.86%
Year Ended October 31, 2014	$15.80	0.19	0.85	1.04	(0.32)	(0.32)	$16.52	6.68%		$15,135,663	0.95%	1.16%		1.12%	49.77%
Period Ended October 31, 2013 (h)	$13.80	0.05	1.95	2.00	–	–	$15.80	14.49%		$18,448,210	0.95%	1.04%		1.38%	17.16%
Year Ended June 30, 2013	$12.04	0.16	2.04	2.20	(0.44)	(0.44)	$13.80	18.74%		$18,854,896	1.07%	1.24%		1.31%	28.88%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$18.62	0.06	0.95	1.01	(0.06)	(0.06)	$19.57	5.43%	(j)	$2,635,247	1.04%	0.62%		1.28%	16.17%
Year Ended October 31, 2017	$14.82	0.16	3.89	4.05	(0.25)	(0.25)	$18.62	27.56%		$2,209,150	1.06%	0.96%		1.29%	37.98%
Year Ended October 31, 2016	$15.40	0.18	(0.57)	(0.39)	(0.19)	(0.19)	$14.82	(2.52%	)	$1,505,046	1.07%	1.26%		1.33%	147.44%
Year Ended October 31, 2015	$16.50	0.15	(0.92)	(0.77)	(0.33)	(0.33)	$15.40	(4.70%	)	$2,052,712	1.05%	0.91%		1.22%	37.86%
Year Ended October 31, 2014	$15.79	0.08	0.95	1.03	(0.32)	(0.32)	$16.50	6.60%		$2,201,635	1.01%	0.47%		1.08%	49.77%
Period Ended October 31, 2013 (h)	$13.79	0.05	1.95	2.00	–	–	$15.79	14.50%		$18,002	1.03%	0.97%		1.44%	17.16%
Period Ended June 30, 2013 (k)	$12.23	0.14	1.42	1.56	–	–	$13.79	12.76%		$15,718	1.00%	1.71%		1.32%	28.88%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on November 19, 2012 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from July 1, 2013 through October 31, 2013.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(k)	For the period from November 23, 2012 (commencement of operations) through June 30, 2013. Total return is calculated based on inception date of November 21, 2012 through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

82

Fund Overview	Nationwide International Small Cap Fund

Asset Allocation†

Common Stocks	98.3%
Repurchase Agreement	4.2%
Exchange Traded Fund	0.3%
Short-Term Investment	0.3%
Liabilities in excess of other assets	(3.1)%
100.0%

Top Industries††

Machinery	5.5%
Food Products	5.1%
Capital Markets	4.5%
Media	4.4%
Real Estate Management & Development	4.4%
Semiconductors & Semiconductor Equipment	4.3%
IT Services	3.6%
Containers & Packaging	3.3%
Hotels, Restaurants & Leisure	3.2%
Banks	3.1%
Other Industries*	58.6%
100.0%

Top Holdings††

Cloetta AB, Class B	2.3%
Smurfit Kappa Group plc	1.5%
GMO Payment Gateway, Inc.	1.4%
Tecan Group AG (Registered)	1.4%
Ajinomoto Co., Inc.	1.3%
Corbion NV	1.2%
DiaSorin SpA	1.1%
Cairn Homes plc	0.9%
UBM plc	0.9%
Restaurant Group plc (The)	0.9%
Other Holdings*	87.1%
100.0%

Top Countries††

Japan	19.0%
United Kingdom	11.5%
Italy	6.1%
Sweden	5.9%
Ireland	4.9%
France	4.8%
Australia	4.6%
Germany	3.7%
Switzerland	3.7%
Taiwan	3.6%
Other Countries*	32.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

83

Shareholder Expense Example	Nationwide International Small Cap Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide International Small Cap Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,000.00	6.35	1.28
	Hypothetical	(a)(b)	1,000.00	1,018.45	6.41	1.28
Class R6 Shares	Actual	(a)	1,000.00	1,000.00	4.91	0.99
	Hypothetical	(a)(b)	1,000.00	1,019.89	4.96	0.99
Institutional Service Class Shares	Actual	(a)	1,000.00	1,000.00	4.91	0.99
	Hypothetical	(a)(b)	1,000.00	1,019.89	4.96	0.99

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

84

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks 98.3%

	Shares	Value

ARGENTINA 0.1%
Construction Materials 0.1%
Loma Negra Cia Industrial Argentina SA, ADR*	29,596	$613,821

AUSTRALIA 4.8%
Capital Markets 0.6%
IOOF Holdings Ltd.	449,769	3,018,913

Chemicals 0.5%
Nufarm Ltd.	329,809	2,256,964

Construction & Engineering 0.1%
Monadelphous Group Ltd.	21,126	255,142

Containers & Packaging 0.7%
Orora Ltd.	1,445,357	3,625,433

Electric Utilities 0.4%
Spark Infrastructure Group	1,198,068	2,114,884

Hotels, Restaurants & Leisure 0.4%
Domino’s Pizza Enterprises Ltd.	60,219	1,907,527

Insurance 0.9%
AUB Group Ltd.	372,706	3,934,222

Internet Software & Services 0.2%
NEXTDC Ltd.*	232,200	1,192,196

Oil, Gas & Consumable Fuels 0.2%
FAR Ltd.* (a)	3,080,469	207,279
Karoon Gas Australia Ltd.*	684,308	648,404

		855,683

Software 0.5%
Bravura Solutions Ltd. (a)	1,112,025	2,429,770
WiseTech Global Ltd.	29,808	222,953

		2,652,723

Trading Companies & Distributors 0.1%
Seven Group Holdings Ltd.	21,776	297,494

Transportation Infrastructure 0.2%
Macquarie Atlas Roads Group	110,201	531,545
Qube Holdings Ltd.	280,187	484,241

		1,015,786

		23,126,967

AUSTRIA 0.7%
Air Freight & Logistics 0.1%
Oesterreichische Post AG	6,668	320,255

Construction Materials 0.1%
Wienerberger AG	24,147	607,507

Electrical Equipment 0.1%
Zumtobel Group AG	62,535	563,887

Semiconductors & Semiconductor Equipment 0.4%
ams AG*	23,170	1,912,390

		3,404,039

BELGIUM 2.6%
Air Freight & Logistics 0.1%bpost SA	18,332	399,153

Biotechnology 1.0%
Ablynx NV*	49,638	2,675,908
Galapagos NV*	28,766	2,578,008

		5,253,916

Common Stocks (continued)

	Shares	Value

BELGIUM (continued)
Equity Real Estate Investment Trusts (REITs) 0.6%
Warehouses De Pauw CVA	21,791	$2,674,757

Food Products 0.6%
Greenyard NV	142,740	3,001,826

Media 0.3%
Telenet Group Holding NV*	23,102	1,348,594

		12,678,246

BRAZIL 0.4%
IT Services 0.3%
Pagseguro Digital Ltd., Class A*	36,560	1,214,889

Water Utilities 0.1%
Cia de Saneamento do Parana	41,800	703,985

		1,918,874

CANADA 2.1%
Biotechnology 0.1%
Clementia Pharmaceuticals, Inc.* (a)	44,063	716,905

Chemicals 0.1%
EcoSynthetix, Inc.*	498,862	668,284

Equity Real Estate Investment Trusts (REITs) 0.6%
Dream Global REIT	257,585	2,746,477

Metals & Mining 0.9%
Arizona Mining, Inc.*	607,414	1,915,983
Lundin Mining Corp.	298,832	1,978,326

		3,894,309

Multi-Utilities 0.4%
Atco Ltd., Class I	67,057	2,029,023

		10,054,998

CHINA 0.8%
Independent Power and Renewable Electricity Producers 0.5%
China Longyuan Power Group Corp. Ltd., Class H	1,466,245	1,440,593
Huaneng Renewables Corp. Ltd., Class H	1,760,000	780,782

		2,221,375

Machinery 0.1%
Precision Tsugami China Corp. Ltd. Reg. S*	482,000	668,209

Semiconductors & Semiconductor Equipment 0.2%
Silergy Corp.	36,740	768,302

		3,657,886

COLOMBIA 0.9%
Construction Materials 0.3%
CEMEX Latam Holdings SA*	483,198	1,489,698

Oil, Gas & Consumable Fuels 0.1%
Canacol Energy Ltd.*	126,775	423,587

Wireless Telecommunication Services 0.5%
Millicom International Cellular SA, SDR	36,693	2,443,590

		4,356,875

DENMARK 0.5%
Biotechnology 0.1%
Zealand Pharma A/S* (a)	38,475	579,093

85

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Value

DENMARK (continued)
Building Products 0.1%
Rockwool International A/S, Class B	1,567	$472,091

Construction & Engineering 0.1%
FLSmidth & Co. A/S	7,556	466,430

Machinery 0.1%
Nilfisk Holding A/S*	5,968	292,415

Marine 0.1%
Dfds A/S	6,198	385,241

		2,195,270

FINLAND 1.4%
Chemicals 0.2%
Kemira OYJ	81,128	1,086,291

Diversified Telecommunication Services 0.2%
DNA OYJ	45,386	1,061,990

Machinery 0.5%
Cargotec OYJ, Class B	25,644	1,305,974
Konecranes OYJ	12,326	502,143
Outotec OYJ*	30,755	279,614

		2,087,731

Metals & Mining 0.2%
Outokumpu OYJ	173,554	1,123,011

Multiline Retail 0.3%
Tokmanni Group Corp.	141,852	1,203,112

		6,562,135

FRANCE 4.9%
Airlines 0.1%
Air France-KLM*	33,304	325,390

Biotechnology 0.1%
Innate Pharma SA* (a)	81,911	626,549

Building Products 0.0%†
Tarkett SA	6,563	192,586

Gas Utilities 0.4%
Rubis SCA	24,164	1,873,878

Health Care Equipment & Supplies 0.6%
BioMerieux	39,568	3,125,135

Household Durables 0.8%
Kaufman & Broad SA	76,362	4,014,222

IT Services 0.4%
Altran Technologies SA	130,809	2,014,990

Media 0.7%
Television Francaise 1	261,418	3,254,710

Real Estate Management & Development 0.2%
Nexity SA	19,199	1,196,500

Road & Rail 0.1%
ALD SA Reg. S* (b)	17,742	299,761

Semiconductors & Semiconductor Equipment 0.2%
SOITEC*	9,871	800,531

Specialty Retail 1.3%
Maisons du Monde SA Reg. S (b)	108,373	4,402,167

Common Stocks (continued)

	Shares	Value

FRANCE (continued)
Specialty Retail (continued)
SMCP SA Reg. S* (b)	64,624	$1,648,798

		6,050,965

		23,775,217

GERMANY 3.8%
Biotechnology 0.2%
Affimed NV* (a)	375,360	731,952

Electrical Equipment 0.2%
SGL Carbon SE*	58,774	790,641

Health Care Equipment & Supplies 0.6%
Sartorius AG (Preference)	11,438	1,763,466
STRATEC Biomedical AG (a)	17,166	1,560,563

		3,324,029

Industrial Conglomerates 0.7%
Rheinmetall AG	24,564	3,213,050

Internet Software & Services 0.7%
Delivery Hero AG Reg. S* (b)	68,075	3,250,581

Marine 0.1%
Hapag-Lloyd AG Reg. S* (b)	14,775	633,669

Metals & Mining 0.3%
Salzgitter AG	26,427	1,448,276

Real Estate Management & Development 0.9%
LEG Immobilien AG	20,526	2,360,228
Sirius Real Estate Ltd.	2,779,226	2,448,433

		4,808,661

Semiconductors & Semiconductor Equipment 0.1%
Siltronic AG	1,632	261,954

		18,462,813

GHANA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Kosmos Energy Ltd.*	98,687	694,757
Tullow Oil plc*	132,724	421,204

		1,115,961

GREECE 0.3%
Diversified Telecommunication Services 0.3%
Hellenic Telecommunications Organization SA	107,438	1,559,822

HONG KONG 1.9%
Containers & Packaging 0.4%
AMVIG Holdings Ltd.	7,939,875	2,042,080

Electronic Equipment, Instruments & Components 0.2%
Tongda Group Holdings Ltd.	3,731,530	826,533

Hotels, Restaurants & Leisure 0.4%
Melco International Development Ltd.	559,000	2,070,701

Internet Software & Services 0.4%
SUNeVision Holdings Ltd. (a)	3,057,611	1,803,873

Machinery 0.1%
Singamas Container Holdings Ltd.	3,760,000	599,626

Real Estate Management & Development 0.4%
Kerry Properties Ltd.	412,673	1,972,813

		9,315,626

86

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Value

INDIA 0.9%
Aerospace & Defense 0.2%
Bharat Electronics Ltd.	459,203	$897,766

Construction Materials 0.5%
ACC Ltd.	62,482	1,480,142
Ambuja Cements Ltd.	153,970	576,458
Ambuja Cements Ltd., GDR Reg. S	46,741	175,746

		2,232,346

Metals & Mining 0.2%
Vedanta Resources plc	104,056	1,036,337

		4,166,449

INDONESIA 0.2%
Diversified Telecommunication Services 0.2%
Link Net Tbk. PT	2,771,535	1,076,027

IRELAND 5.1%
Building Products 0.3%
Kingspan Group plc	29,074	1,308,630

Containers & Packaging 1.5%
Smurfit Kappa Group plc	171,454	7,264,355

Household Durables 1.5%
Cairn Homes plc*	2,104,942	4,555,117
Glenveagh Properties plc Reg. S* (b)	1,919,679	2,560,281

		7,115,398

Marine 0.8%
Irish Continental Group plc	579,322	3,924,849

Media 0.8%
Tarsus Group plc	984,036	3,950,622

Pharmaceuticals 0.2%
Nabriva Therapeutics plc* (a)	192,193	922,526

		24,486,380

ISRAEL 0.8%
Biotechnology 0.3%
UroGen Pharma Ltd.* (a)	22,625	1,267,453

Internet Software & Services 0.3%
Wix.com Ltd.*	16,034	1,318,796

Pharmaceuticals 0.2%
MediWound Ltd.*	211,071	1,160,891

		3,747,140

ITALY 6.3%
Banks 0.4%
BPER Banca	373,341	2,154,036

Capital Markets 1.3%
Anima Holding SpA Reg. S (b)	487,093	3,499,694
Banca Generali SpA	66,258	2,147,826

		5,647,520

Construction Materials 0.5%
Buzzi Unicem SpA	94,819	2,393,085

Diversified Financial Services 0.8%
Banca Farmafactoring SpA Reg. S (b)	341,802	2,136,084
Cerved Information Solutions SpA	155,483	1,884,260

		4,020,344

Health Care Equipment & Supplies 1.1%
DiaSorin SpA	58,671	5,535,163

Common Stocks (continued)

	Shares	Value

ITALY (continued)
Hotels, Restaurants & Leisure 0.5%
Autogrill SpA	208,204	$2,657,988

Machinery 0.9%
Gima TT SpA Reg. S* (b)	129,454	2,584,461
Interpump Group SpA	60,933	1,932,470

		4,516,931

Textiles, Apparel & Luxury Goods 0.6%
OVS SpA Reg. S (b)	235,000	1,000,373
Tod’s SpA (a)	22,615	1,746,402

		2,746,775

Transportation Infrastructure 0.2%
ASTM SpA	9,324	256,457
Enav SpA Reg. S (b)	60,454	329,230
Societa Iniziative Autostradali e Servizi SpA	18,135	384,397

		970,084

		30,641,926

JAPAN 19.4%
Banks 1.5%
Bank of Kyoto Ltd. (The)	47,716	2,868,333
Eighteenth Bank Ltd. (The)	710,000	1,881,565
San-In Godo Bank Ltd. (The)	287,700	2,710,906

		7,460,804

Capital Markets 0.4%
Matsui Securities Co. Ltd.	212,600	2,075,059

Chemicals 0.8%
Daicel Corp.	103,661	1,199,134
JSR Corp.	33,394	629,376
Tokyo Ohka Kogyo Co. Ltd.	57,030	2,000,673

		3,829,183

Construction & Engineering 0.7%
SHO-BOND Holdings Co. Ltd.	46,777	3,539,161

Construction Materials 0.6%
Sumitomo Osaka Cement Co. Ltd.	315,490	1,444,801
Taiheiyo Cement Corp.	37,309	1,412,773

		2,857,574

Electric Utilities 0.4%
Kyushu Electric Power Co., Inc.	151,500	1,872,711

Electronic Equipment, Instruments & Components 0.1%
Alps Electric Co. Ltd.	19,829	439,829

Food & Staples Retailing 0.3%
Ain Holdings, Inc.	22,500	1,496,522

Food Products 2.3%
Ajinomoto Co., Inc.	357,530	6,548,381
Ezaki Glico Co. Ltd.	80,925	4,362,412

		10,910,793

Health Care Equipment & Supplies 0.2%
CYBERDYNE, Inc.* (a)	83,025	1,060,604

Internet & Direct Marketing Retail 0.7%
Yume No Machi Souzou Iinkai Co. Ltd. (a)	206,800	3,582,365

Internet Software & Services 0.2%
Infomart Corp.	123,000	1,116,479

IT Services 2.5%
GMO Payment Gateway, Inc.	69,980	6,936,736
Obic Co. Ltd.	52,670	4,403,194

87

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
IT Services (continued)
Wellnet Corp.	49,790	$534,800

		11,874,730

Machinery 1.0%
Daifuku Co. Ltd.	22,674	1,217,244
Fuji Corp.	87,874	1,579,205
Harmonic Drive Systems, Inc.	12,120	578,813
Hirata Corp. (a)	5,398	511,606
Nabtesco Corp.	22,700	819,875

		4,706,743

Marine 0.3%
Nippon Yusen KK	67,136	1,431,593

Media 1.3%
Hakuhodo DY Holdings, Inc.	182,750	2,557,647
LIFULL Co. Ltd.	34,690	280,912
Nippon Television Holdings, Inc.	207,500	3,640,077

		6,478,636

Metals & Mining 0.3%
Kobe Steel Ltd.	146,500	1,505,418

Multiline Retail 0.4%
H2O Retailing Corp.	108,815	2,041,066

Paper & Forest Products 0.0%†
Daio Paper Corp. (a)	6,400	89,692

Professional Services 2.0%
JAC Recruitment Co. Ltd.	131,100	2,668,768
Outsourcing, Inc.	13,100	219,949
Persol Holdings Co. Ltd.	171,790	4,080,650
TechnoPro Holdings, Inc.	45,900	2,667,553

		9,636,920

Real Estate Management & Development 0.5%
Kenedix, Inc.	392,972	2,265,237

Road & Rail 0.3%
Hitachi Transport System Ltd.	8,700	233,072
Nikkon Holdings Co. Ltd.	12,035	320,293
Sankyu, Inc.	10,600	514,860
Seino Holdings Co. Ltd.	29,645	555,326

		1,623,551

Semiconductors & Semiconductor Equipment 1.4%
Disco Corp.	10,398	1,830,486
Inter Action Corp.	102,294	1,132,769
SCREEN Holdings Co. Ltd.	16,951	1,391,625
SUMCO Corp.	82,493	2,008,712
Tazmo Co. Ltd. (a)	43,500	619,272

		6,982,864

Software 0.2%
PKSHA Technology, Inc.* (a)	9,190	1,115,509

Specialty Retail 0.9%
Adastria Co. Ltd.	120,230	2,089,464
United Arrows Ltd.	63,925	2,352,124

		4,441,588

Transportation Infrastructure 0.1%
Mitsubishi Logistics Corp.	10,900	250,822

		94,685,453

Common Stocks (continued)

	Shares	Value

JERSEY 0.3%
Capital Markets 0.3%
Sanne Group plc	158,060	$1,349,812

KAZAKHSTAN 0.9%
Metals & Mining 0.9%
KAZ Minerals plc*	342,398	4,328,506

LUXEMBOURG 0.1%
Metals & Mining 0.1%
Aperam SA	14,296	696,792

MALAYSIA 0.4%
Electronic Equipment, Instruments & Components 0.3%
Inari Amertron Bhd.	2,736,795	1,188,458

Semiconductors & Semiconductor Equipment 0.1%
Pentamaster International Ltd. Reg. S *	3,760,000	541,100

		1,729,558

MEXICO 0.3%
Construction Materials 0.3%
Grupo Cementos de Chihuahua SAB de CV	249,560	1,452,494

NETHERLANDS 2.9%
Air Freight & Logistics 0.1%
PostNL NV	92,130	357,510

Biotechnology 0.3%
Merus NV* (a)	83,670	1,505,223

Chemicals 1.2%
Corbion NV	185,069	5,917,022

Construction & Engineering 0.0%†
Koninklijke BAM Groep NV (a)	46,457	220,294

IT Services 0.6%
InterXion Holding NV*	43,242	2,811,595

Trading Companies & Distributors 0.7%
IMCD NV	55,031	3,382,969

		14,194,613

NEW ZEALAND 1.4%
Airlines 0.1%
Air New Zealand Ltd.	112,291	257,466

Health Care Equipment & Supplies 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	280,869	2,508,536

Oil, Gas & Consumable Fuels 0.7%
New Zealand Refining Co. Ltd. (The)	1,285,692	2,125,486
Z Energy Ltd.	290,371	1,480,650

		3,606,136

Software 0.1%
Xero Ltd.*	21,448	607,773

		6,979,911

NORWAY 0.7%
Banks 0.4%
SpareBank 1 SMN	185,218	1,854,526

Oil, Gas & Consumable Fuels 0.3%
Aker BP ASA	46,027	1,509,274

		3,363,800

88

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Value

PHILIPPINES 0.4%
Construction Materials 0.2%
CEMEX Holdings Philippines, Inc. Reg. S* (b)	15,698,664	$1,084,559

Oil, Gas & Consumable Fuels 0.1%
Pilipinas Shell Petroleum Corp.	458,302	463,241

Transportation Infrastructure 0.1%
International Container Terminal Services, Inc.	321,653	523,906

		2,071,706

POLAND 0.1%
Wireless Telecommunication Services 0.1%
PLAY Communications SA Reg. S (b)	67,345	566,822

PORTUGAL 0.1%
Media 0.1%
NOS SGPS SA	106,317	630,765

SINGAPORE 2.2%
Air Freight & Logistics 0.1%
Singapore Post Ltd.	309,840	313,622

Electronic Equipment, Instruments & Components 0.2%
Venture Corp. Ltd.	52,351	818,820

Equity Real Estate Investment Trusts (REITs) 0.5%
Keppel REIT	1,189,713	1,113,866
Mapletree Industrial Trust	972,301	1,489,719

		2,603,585

Machinery 0.1%
Sembcorp Marine Ltd.	162,800	259,863

Real Estate Management & Development 0.3%
City Developments Ltd.	153,473	1,462,143

Semiconductors & Semiconductor Equipment 0.4%
Kulicke & Soffa Industries, Inc.*	45,522	1,041,998
UMS Holdings Ltd.	1,263,900	1,016,538

		2,058,536

Trading Companies & Distributors 0.6%
BOC Aviation Ltd. Reg. S (b)	558,265	3,260,898

		10,777,467

SOUTH AFRICA 0.4%
Containers & Packaging 0.4%
Nampak Ltd.*	1,607,387	1,794,817

SOUTH KOREA 0.3%
Aerospace & Defense 0.0%†
HizeAero Co. Ltd.*	29,920	196,758

Internet Software & Services 0.1%
Cafe24 Corp.*	4,384	551,151

Software 0.2%
Douzone Bizon Co. Ltd.	17,861	821,612

		1,569,521

SPAIN 2.6%
Banks 0.9%
Liberbank SA*	3,567,479	2,032,069
Unicaja Banco SA Reg. S*	1,208,560	2,187,712

		4,219,781

Common Stocks (continued)

	Shares	Value

SPAIN (continued)
Commercial Services & Supplies 0.7%
Atento SA	451,778	$3,388,335

Equity Real Estate Investment Trusts (REITs) 0.3%
Hispania Activos Inmobiliarios SOCIMI SA	79,735	1,691,196

Household Durables 0.6%
Neinor Homes SA Reg. S* (b)	148,812	2,872,261

Machinery 0.1%
Zardoya Otis SA	35,219	359,499

Real Estate Management & Development 0.0%†
Aedas Homes SAU Reg. S* (b)	5,787	206,335

		12,737,407

SWEDEN 6.1%
Aerospace & Defense 0.1%
Saab AB, Class B	13,266	543,838

Building Products 0.1%
Nibe Industrier AB, Class B	70,108	716,107

Capital Markets 0.3%
Vostok Emerging Finance Ltd., SDR*	6,970,684	1,558,577

Commercial Services & Supplies 0.1%
Bravida Holding AB Reg. S (b)	40,566	290,486

Construction & Engineering 0.1%
NCC AB, Class B	15,769	290,721
Sweco AB, Class B	13,336	271,868

		562,589

Containers & Packaging 0.3%
BillerudKorsnas AB	115,407	1,690,896

Food Products 2.4%
Cloetta AB, Class B	3,181,904	11,406,022

Hotels, Restaurants & Leisure 0.4%
SkiStar AB	92,248	1,896,481

Industrial Conglomerates 0.1%
Nolato AB, Class B	3,759	282,989

Machinery 0.6%
Trelleborg AB, Class B (a)	129,845	3,039,313

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*	13,372	369,297

Real Estate Management & Development 1.3%
D Carnegie & Co. AB*	183,464	2,855,161
Fastighets AB Balder, Class B*	136,613	3,526,579

		6,381,740

Trading Companies & Distributors 0.2%
Ahlsell AB Reg. S (b)	62,883	375,864
Indutrade AB	17,375	408,410

		784,274

		29,522,609

SWITZERLAND 3.8%
Capital Markets 0.5%
GAM Holding AG*	137,347	2,192,689

Commercial Services & Supplies 0.1%
IWG plc	126,810	431,313

Life Sciences Tools & Services 1.3%
Tecan Group AG (Registered)	30,909	6,790,075

89

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Value

SWITZERLAND (continued)
Machinery 0.9%
Bucher Industries AG (Registered)	1,375	$503,050
Conzzeta AG (Registered)	296	377,359
OC Oerlikon Corp. AG (Registered)*	164,037	2,647,226
SFS Group AG*	3,482	391,414
VAT Group AG Reg. S* (b)	5,263	775,635

		4,694,684

Software 0.4%
Temenos Group AG (Registered)*	14,189	1,781,608

Specialty Retail 0.3%
Dufry AG (Registered)* (a)	10,802	1,528,109

Trading Companies & Distributors 0.1%
Bossard Holding AG (Registered), Class A	1,269	259,445

Transportation Infrastructure 0.2%
Flughafen Zurich AG (Registered)	3,673	766,419

		18,444,342

TAIWAN 3.7%
Auto Components 0.1%
Hota Industrial Manufacturing Co. Ltd.	123,623	547,489

Communications Equipment 0.0%†
Advanced Ceramic X Corp.	22,197	189,688

Electrical Equipment 0.3%
Bizlink Holding, Inc.	141,304	1,042,257
Voltronic Power Technology Corp.*	31,671	563,363

		1,605,620

Electronic Equipment, Instruments & Components 1.1%
Chroma ATE, Inc.	207,658	1,042,611
E Ink Holdings, Inc.	398,333	440,143
Elite Material Co. Ltd.	661,232	1,619,754
Kingpak Technology, Inc.	59,755	388,756
Walsin Technology Corp.	150,890	944,795
Yageo Corp.*	46,850	978,985

		5,415,044

Marine 0.1%
Wan Hai Lines Ltd.	1,080,515	622,596

Semiconductors & Semiconductor Equipment 1.8%
ASPEED Technology, Inc.	32,615	934,906
Formosa Sumco Technology Corp.	223,700	876,537
Global Unichip Corp.	42,250	397,769
Globalwafers Co. Ltd.	189,790	3,054,347
LandMark Optoelectronics Corp.	44,594	415,852
Pan Jit International, Inc.	403,000	679,673
Realtek Semiconductor Corp.*	65,925	249,449
Sino-American Silicon Products, Inc.*	328,960	1,414,067

		8,022,600

Technology Hardware, Storage & Peripherals 0.3%
Catcher Technology Co. Ltd.	88,230	978,450
Getac Technology Corp.	449,315	645,617

		1,624,067

		18,027,104

THAILAND 0.4%
Airlines 0.4%
Bangkok Airways PCL	3,695,375	1,777,638

Common Stocks (continued)

	Shares	Value

TURKEY 0.5%
Health Care Providers & Services 0.4%
MLP Saglik Hizmetleri A/S Reg. S* (b)	399,322	$1,661,442

Oil, Gas & Consumable Fuels 0.1%
Tupras Turkiye Petrol Rafinerileri A/S	24,829	634,183

		2,295,625

UNITED KINGDOM 11.8%
Aerospace & Defense 0.1%
QinetiQ Group plc	101,375	320,532
Ultra Electronics Holdings plc	12,904	249,092

		569,624

Capital Markets 1.3%
IG Group Holdings plc	395,004	4,501,397
River & Mercantile Group plc	311,019	1,307,830
Xafinity plc Reg. S	266,451	655,714

		6,464,941

Commercial Services & Supplies 0.1%
Aggreko plc	49,634	499,744

Construction & Engineering 0.3%
Balfour Beatty plc	149,668	604,887
Galliford Try plc	19,414	244,833
John Laing Group plc Reg. S (b)	87,499	339,771
Kier Group plc	18,924	279,589

		1,469,080

Electrical Equipment 0.2%
Melrose Industries plc	370,332	1,160,081

Electronic Equipment, Instruments & Components 0.7%
Halma plc	195,559	3,285,286

Equity Real Estate Investment Trusts (REITs) 0.8%
UNITE Group plc (The)	233,029	2,670,224
Workspace Group plc	83,070	1,265,273

		3,935,497

Hotels, Restaurants & Leisure 0.9%
Restaurant Group plc (The)	1,081,300	4,503,803

Insurance 1.1%
Lancashire Holdings Ltd.	348,879	2,860,812
Sabre Insurance Group plc Reg. S* (b)	759,922	2,672,507

		5,533,319

Internet & Direct Marketing Retail 0.3%
boohoo.com plc*	499,841	1,257,226

Internet Software & Services 0.7%
Just Eat plc*	303,084	3,224,047

Machinery 1.3%
Rotork plc	827,824	3,745,502
Spirax-Sarco Engineering plc	34,532	2,735,346

		6,480,848

Media 1.4%
ITE Group plc	945,027	1,980,542
UBM plc	338,895	4,512,903

		6,493,445

Multiline Retail 0.7%
B&M European Value Retail SA	632,163	3,511,988

Oil, Gas & Consumable Fuels 0.2%
Cairn Energy plc*	333,712	1,038,298

90

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED KINGDOM (continued)
Real Estate Management & Development 0.8%
Grainger plc	850,856	$3,658,463

Road & Rail 0.2%
Firstgroup plc*	265,354	410,494
National Express Group plc	94,933	511,999
Stagecoach Group plc	87,845	188,150

		1,110,643

Trading Companies & Distributors 0.2%
Grafton Group plc	48,172	498,014
SIG plc	122,754	241,016

		739,030

Transportation Infrastructure 0.2%
BBA Aviation plc	191,643	839,235

Water Utilities 0.3%
Severn Trent plc	52,977	1,412,277

		57,186,875

UNITED STATES 0.2%
Biotechnology 0.1%
Nightstar Therapeutics plc, ADR* (a)	41,783	597,915

Building Products 0.1%
Reliance Worldwide Corp. Ltd.	82,554	292,943

		890,858

URUGUAY 0.6%
Hotels, Restaurants & Leisure 0.6%
Arcos Dorados Holdings, Inc., Class A	296,383	2,697,085

Total Common Stocks (cost $430,129,818)		476,688,052

Exchange Traded Fund 0.3%
UNITED STATES 0.3%
iShares MSCI EAFE Small-Cap ETF	22,461	1,473,891

Total Exchange Traded Fund (cost $1,481,173)		1,473,891

Short-Term Investment 0.3%
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (c)(d)	1,458,333	1,458,333

Total Short-Term Investment (cost $1,458,333)		1,458,333

Repurchase Agreement 4.2%

	Principal Amount	Value

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $20,259,679, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $20,663,903. (d)(e)	$20,258,728	$20,258,728

Total Repurchase Agreement (cost $20,258,728)		20,258,728

Total Investments (cost $453,328,052) — 103.1%		499,879,004

Liabilities in excess of other assets — (3.1)%		(15,218,476)

NET ASSETS — 100.0%		$484,660,528

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $17,641,059, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,458,333 and $20,258,728, respectively, a total value of $21,717,061.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at April 30, 2018 was $36,451,679 which represents 7.52% of net assets.

(c)	Represents 7-day effective yield as of April 30, 2018.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $21,717,061.

(e)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

†	Amount rounds to less than 0.1%.

91

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Small Cap Fund (Continued)

ADR	American Depositary Receipt

CVA	Dutch Certification

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

SDR	Swedish Depository Receipt

The accompanying notes are an integral part of these financial statements.

92

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide International Small Cap Fund
Assets:
Investment securities, at value* (cost $433,069,324)	$479,620,276
Repurchase agreement, at value (cost $20,258,728)	20,258,728
Cash	3,638,822
Foreign currencies, at value (cost $96,515)	95,792
Interest and dividends receivable	1,511,747
Security lending income receivable	86,361
Receivable for investments sold	4,933,767
Receivable for capital shares issued	736
Reclaims receivable	253,624
Reimbursement from investment adviser (Note 3)	13,871
Prepaid expenses	41,020

Total Assets	510,454,744

Liabilities:
Payable for investments purchased	3,650,282
Payable for capital shares redeemed	1,230
Payable upon return of securities loaned (Note 2)	21,717,061
Accrued expenses and other payables:
Investment advisory fees	382,765
Fund administration fees	20,583
Distribution fees	24
Administrative servicing fees	47
Accounting and transfer agent fees	9,335
Trustee fees	577
Deferred capital gain country tax	3,204
Compliance program costs (Note 3)	386
Professional fees	3,599
Printing fees	5,123

Total Liabilities	25,794,216

Net Assets	$484,660,528

Represented by:
Capital	$397,791,651
Accumulated distributions in excess of net investment income	(2,981,545)
Accumulated net realized gains from investment securities and foreign currency transactions	43,320,457
Net unrealized appreciation/(depreciation) in investment securities†	46,547,748
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(17,783)

Net Assets	$484,660,528

Net Assets:
Class A Shares	$118,421
Class R6 Shares	484,525,163
Institutional Service Class Shares	16,944

Total	$484,660,528

93

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide International Small Cap Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	9,953
Class R6 Shares	40,607,404
Institutional Service Class Shares	1,420

Total	40,618,777

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.90
Class R6 Shares	$11.93
Institutional Service Class Shares	$11.93
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$12.63

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $17,641,059 (Note 2).
†	Net of $3,204 of deferred capital gain country tax.
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

94

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide International Small Cap Fund
INVESTMENT INCOME:
Dividend income	$5,330,705
Income from securities lending (Note 2)	475,423
Interest income	14,309
Foreign tax withholding	(564,943)

Total Income	5,255,494

EXPENSES:
Investment advisory fees	2,573,198
Fund administration fees	96,922
Distribution fees Class A	107
Administrative servicing fees Class A	20
Registration and filing fees	32,909
Professional fees	24,020
Printing fees	5,298
Trustee fees	7,776
Custodian fees	11,523
Offering costs	1,858
Accounting and transfer agent fees	12,148
Compliance program costs (Note 3)	1,085
Other	5,666

Total expenses before expenses reimbursed	2,772,530

Expenses reimbursed by adviser (Note 3)	(86,618)

Net Expenses	2,685,912

NET INVESTMENT INCOME	2,569,582

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10)†	43,968,628
Foreign currency transactions (Note 2)	31,478

Net realized gains	44,000,106

Net change in unrealized appreciation/depreciation in the value of:
Investment securities††	(19,761,324)
Translation of assets and liabilities denominated in foreign currencies	(2,683)

Net change in unrealized appreciation/depreciation	(19,764,007)

Net realized/unrealized gains	24,236,099

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$26,805,681

†	Net of capital gain country taxes of $40,558.
††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $73,109.

The accompanying notes are an integral part of these financial statements.

95

Statements of Changes in Net Assets

	Nationwide International Small Cap Fund
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017 (a)
Operations:
Net investment income	$2,569,582	$5,269,094
Net realized gains	44,000,106	43,221,770
Net change in unrealized appreciation/depreciation	(19,764,007)	66,293,972

Change in net assets resulting from operations	26,805,681	114,784,836

Distributions to Shareholders From:
Net investment income:
Class A	(1,229)	–
Class R6 (b)	(11,458,630)	–
Institutional Service Class	(252)	–
Net realized gains:
Class A	(5,157)	–
Class R6 (b)	(43,294,167)	–
Institutional Service Class	(976)	–

Change in net assets from shareholder distributions	(54,760,411)	–

Change in net assets from capital transactions	(53,949,863)	451,780,285

Change in net assets	(81,904,593)	566,565,121

Net Assets:
Beginning of period	566,565,121	–

End of period	$484,660,528	$566,565,121

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(2,981,545)	$5,908,984

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$53,425	$109,936
Dividends reinvested	6,386	–
Cost of shares redeemed	(5)	(54,453)

Total Class A Shares	59,806	55,483

Class R6 Shares (b)
Proceeds from shares issued	1,659,669	568,675,012
Dividends reinvested	54,752,797	–
Cost of shares redeemed	(110,427,135)	(116,960,210)

Total Class R6 Shares	(54,014,669)	451,714,802

Institutional Service Class Shares
Proceeds from shares issued	3,772	10,000
Dividends reinvested	1,228	–
Cost of shares redeemed	–	–

Total Institutional Service Class Shares	5,000	10,000

Change in net assets from capital transactions	$(53,949,863)	$451,780,285

96

Statements of Changes in Net Assets (Continued)

	Nationwide International Small Cap Fund
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017 (a)
SHARE TRANSACTIONS:
Class A Shares
Issued	4,441	10,284
Reinvested	551	–
Redeemed	–	(5,323)

Total Class A Shares	4,992	4,961

Class R6 Shares (b)
Issued	137,298	55,206,899
Reinvested	4,720,069	–
Redeemed	(9,174,286)	(10,282,576)

Total Class R6 Shares	(4,316,919)	44,924,323

Institutional Service Class Shares
Issued	314	1,000
Reinvested	106	–
Redeemed	–	–

Total Institutional Service Class Shares	420	1,000

Total change in shares	(4,311,507)	44,930,284

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from December 30, 2016 (commencement of operations) through October 31, 2017.
(b)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

97

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide International Small Cap Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$12.57	0.07	0.47	0.54	(0.23)	(0.98)	(1.21)	$11.90	4.56%	$118,421	1.28%	1.18%	1.32%	37.35%
Period Ended October 31, 2017 (g)	$10.00	0.06	2.51	2.57	–	–	–	$12.57	25.70%	$62,358	1.39%	0.57%	1.46%	90.35%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$12.61	0.06	0.50	0.56	(0.26)	(0.98)	(1.24)	$11.93	4.68%	$484,525,163	0.99%	0.95%	1.02%	37.35%
Period Ended October 31, 2017 (g)	$10.00	0.12	2.49	2.61	–	–	–	$12.61	26.10%	$566,490,161	0.99%	1.28%	1.03%	90.35%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$12.60	0.07	0.49	0.56	(0.25)	(0.98)	(1.23)	$11.93	4.71%	$16,944	0.99%	1.19%	1.02%	37.35%
Period Ended October 31, 2017 (g)	$10.00	0.09	2.51	2.60	–	–	–	$12.60	26.00%	$12,602	1.08%	0.98%	1.17%	90.35%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from December 30, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 29, 2016 through October 31, 2017.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

98

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2018, the Trust operates fifty-one (51) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the seven (7) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Amundi Global High Yield Fund (“Global High Yield”)

- Nationwide Amundi Strategic Income Fund (“Strategic Income”)

- Nationwide Bailard Emerging Markets Equity Fund (“Emerging Markets Equity”)

- Nationwide Bailard International Equities Fund (“International Equities”)

- Nationwide Emerging Markets Debt Fund (“Emerging Markets Debt”)

- Nationwide Global Sustainable Equity Fund (“Global Sustainable Equity”)

- Nationwide International Small Cap Fund (“International Small Cap”)

The Funds, as applicable, currently offer Class A, Class C, Class M, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Each of the Funds, except Emerging Markets Debt, is a diversified fund as defined in the 1940 Act. Emerging Markets Debt is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA, assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair

99

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies and shares of exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

100

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2018. Please refer to the Statements of Investments for additional information on portfolio holdings.

101

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Global High Yield

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$112,168,156	$—	$112,168,156
Forward Foreign Currency Contracts	—	43,498	—	43,498
Loan Participations	—	20,964,503	—	20,964,503
Repurchase Agreement	—	5,929,496	—	5,929,496
Short-Term Investment	426,837	—	—	426,837
Total	$426,837	$139,105,653	$—	$139,532,490

Strategic Income
	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities
Airlines	$—	$74,348	$—	$74,348
Automobiles	—	4,356,347	—	4,356,347
Home Equity	—	—	1,399,997	1,399,997
Other	—	7,608,654	—	7,608,654
Total Asset-Backed Securities	$—	$12,039,349	$1,399,997	$13,439,346
Collateralized Mortgage Obligations	$—	$15,036,407	$—	$15,036,407
Commercial Mortgage-Backed Securities	—	5,079,926	—	5,079,926
Corporate Bonds	—	61,051,928	—	61,051,928
Foreign Government Securities	—	4,100,111	—	4,100,111
Forward Foreign Currency Contracts	—	13,700	—	13,700
Futures Contracts	231,565	—	—	231,565
Loan Participations	—	16,901,752	—	16,901,752
Repurchase Agreement	—	837,325	—	837,325
Short-Term Investments	$2,455,147	$656,884	$—	$3,112,031
Total Assets	$2,686,712	$115,717,382	$1,399,997	$119,804,091
Liabilities:
Swap Contracts*	$—	$(602,420)	$—	$(602,420)
Futures Contracts	(299,119)	—	—	(299,119)
Total Liabilities	$(299,119)	$(602,420)	$—	$(901,539)
Total	$2,387,593	$115,114,962	$1,399,997	$118,902,552

Emerging Markets Equity
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$955,523	$—	$955,523
Automobiles	—	2,638,768	—	2,638,768
Banks	11,243,372	21,733,512	—	32,976,884
Capital Markets	—	1,577,933	—	1,577,933
Chemicals	—	4,789,347	—	4,789,347
Construction & Engineering	—	2,679,993	—	2,679,993
Distributors	—	1,249,904	—	1,249,904
Diversified Consumer Services	910,596	—	—	910,596
Diversified Financial Services	—	1,454,658	—	1,454,658

102

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$—	$1,258,695	$—	$1,258,695
Electrical Equipment	—	1,496,041	—	1,496,041
Electronic Equipment, Instruments & Components	—	6,079,958	—	6,079,958
Equity Real Estate Investment Trusts (REITs)	—	687,454	—	687,454
Food & Staples Retailing	—	573,350	—	573,350
Food Products	2,252,458	3,399,812	—	5,652,270
Health Care Providers & Services	625,571	—	—	625,571
Household Durables	—	2,843,146	—	2,843,146
Independent Power and Renewable Electricity Producers	1,267,070	—	—	1,267,070
Insurance	—	4,479,426	—	4,479,426
Internet Software & Services	7,589,870	7,609,955	—	15,199,825
Machinery	—	3,346,641	—	3,346,641
Media	—	1,561,631	—	1,561,631
Metals & Mining	2,594,001	4,730,414	—	7,324,415
Oil, Gas & Consumable Fuels	5,082,049	6,033,872	—	11,115,921
Paper & Forest Products	—	2,508,834	—	2,508,834
Pharmaceuticals	—	1,474,641	—	1,474,641
Real Estate Management & Development	—	4,434,668	—	4,434,668
Semiconductors & Semiconductor Equipment	5,575,249	3,580,420	—	9,155,669
Software	—	1,356,495	—	1,356,495
Specialty Retail	—	2,882,554	—	2,882,554
Technology Hardware, Storage & Peripherals	—	11,555,935	—	11,555,935
Textiles, Apparel & Luxury Goods	—	1,184,226	—	1,184,226
Trading Companies & Distributors	—	878,293	—	878,293
Transportation Infrastructure	852,078	802,879	—	1,654,957
Water Utilities	—	1,517,710	—	1,517,710
Wireless Telecommunication Services	—	961,896	—	961,896
Total Common Stocks	$37,992,314	$114,318,584	$—	$152,310,898
Exchange Traded Fund	$2,860,800	$—	$—	$2,860,800
Repurchase Agreement	—	1,825,207	—	1,825,207
Short-Term Investment	131,388	—	—	131,388
Total	$40,984,502	$116,143,791	$—	$157,128,293

International Equities
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,680,354	$—	$5,680,354
Air Freight & Logistics	—	3,919,114	—	3,919,114
Airlines	—	4,961,580	—	4,961,580
Auto Components	—	17,706,944	—	17,706,944
Automobiles	—	25,283,315	—	25,283,315
Banks	10,855,835	67,272,002	—	78,127,837
Beverages	—	9,028,104	—	9,028,104
Building Products	—	2,760,685	—	2,760,685
Capital Markets	—	12,602,876	—	12,602,876

103

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Chemicals	$—	$15,474,422	$—	$15,474,422
Construction & Engineering	—	23,185,406	—	23,185,406
Diversified Consumer Services	1,183,775	—	—	1,183,775
Diversified Financial Services	—	3,151,883	—	3,151,883
Diversified Telecommunication Services	—	9,532,129	—	9,532,129
Electric Utilities	—	5,843,341	—	5,843,341
Electrical Equipment	—	2,431,112	—	2,431,112
Electronic Equipment, Instruments & Components	—	13,886,662	—	13,886,662
Energy Equipment & Services	—	5,619,038	—	5,619,038
Food & Staples Retailing	—	5,946,391	—	5,946,391
Food Products	—	11,915,460	—	11,915,460
Health Care Equipment & Supplies	—	3,742,419	—	3,742,419
Health Care Providers & Services	—	2,178,445	—	2,178,445
Hotels, Restaurants & Leisure	—	7,951,137	—	7,951,137
Household Durables	—	11,998,181	—	11,998,181
Independent Power and Renewable Electricity Producers	—	6,188,540	—	6,188,540
Industrial Conglomerates	—	8,892,449	—	8,892,449
Insurance	—	18,353,015	—	18,353,015
Internet & Direct Marketing Retail	—	3,772,877	—	3,772,877
Internet Software & Services	2,037,660	8,363,808	—	10,401,468
IT Services	—	5,615,765	—	5,615,765
Life Sciences Tools & Services	—	1,807,484	—	1,807,484
Machinery	—	9,319,835	—	9,319,835
Marine	—	2,011,367	—	2,011,367
Metals & Mining	4,037,921	23,817,247	—	27,855,168
Multi-Utilities	—	3,038,486	—	3,038,486
Oil, Gas & Consumable Fuels	3,524,079	19,725,338	—	23,249,417
Paper & Forest Products	—	4,871,118	—	4,871,118
Personal Products	—	4,763,263	—	4,763,263
Pharmaceuticals	—	21,705,561	—	21,705,561
Professional Services	—	7,182,462	—	7,182,462
Real Estate Management & Development	—	15,749,686	—	15,749,686
Road & Rail	—	2,331,440	—	2,331,440
Semiconductors & Semiconductor Equipment	—	6,645,521	—	6,645,521
Specialty Retail	—	4,937,325	—	4,937,325
Technology Hardware, Storage & Peripherals	—	11,561,046	—	11,561,046
Textiles, Apparel & Luxury Goods	—	2,458,832	—	2,458,832
Trading Companies & Distributors	—	4,950,728	—	4,950,728
Wireless Telecommunication Services	—	1,555,119	—	1,555,119
Total Common Stocks	$21,639,270	$471,689,312	$—	$493,328,582
Exchange Traded Fund	$5,933,246	$—	$—	$5,933,246
Repurchase Agreement	—	298,558	—	298,558
Short-Term Investment	21,492	—	—	21,492
Total	$27,594,008	$471,987,870	$—	$499,581,878

104

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Emerging Markets Debt
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$22,283,521	$—	$22,283,521
Foreign Government Securities	—	53,570,429	—	53,570,429
Forward Foreign Currency Contracts	—	107,334	—	107,334
Swap Contracts	—	13,944	—	13,944
Short-Term Investment	905,373	—	—	905,373
Total Assets	$905,373	$75,975,228	$—	$76,880,601
Liabilities:
Forward Foreign Currency Contracts	$—	$(144,661)	$—	$(144,661)
Swap Contracts	—	(19,711)	—	(19,711)
Total Liabilities	$—	$(164,372)	$—	$(164,372)
Total	$905,373	$75,810,856	$—	$76,716,229

Global Sustainable Equity
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$588,685	$—	$—	$588,685
Auto Components	1,072,474	—	—	1,072,474
Banks	2,041,326	3,788,264	—	5,829,590
Biotechnology	497,061	1,344,250	—	1,841,311
Capital Markets	1,147,875	—	—	1,147,875
Chemicals	3,311,293	1,397,166	—	4,708,459
Commercial Services & Supplies	—	979,746	—	979,746
Communications Equipment	1,205,577	—	—	1,205,577
Diversified Telecommunication Services	—	1,616,883	—	1,616,883
Electrical Equipment	—	931,933	—	931,933
Electronic Equipment, Instruments & Components	—	733,815	—	733,815
Energy Equipment & Services	685,737	—	—	685,737
Equity Real Estate Investment Trusts (REITs)	885,822	—	—	885,822
Food & Staples Retailing	1,405,121	—	—	1,405,121
Health Care Equipment & Supplies	346,242	—	—	346,242
Health Care Providers & Services	1,819,744	—	—	1,819,744
Household Products	580,601	—	—	580,601
Insurance	2,057,071	1,702,576	—	3,759,647
Internet & Direct Marketing Retail	1,805,748	—	—	1,805,748
IT Services	762,676	—	—	762,676
Life Sciences Tools & Services	693,136	—	—	693,136
Machinery	737,681	3,219,168	—	3,956,849
Marine	—	717,369	—	717,369
Media	833,241	—	—	833,241
Oil, Gas & Consumable Fuels	2,026,526	800,677	—	2,827,203
Personal Products	—	2,102,115	—	2,102,115
Pharmaceuticals	2,231,993	—	—	2,231,993
Semiconductors & Semiconductor Equipment	1,729,725	—	—	1,729,725
Software	2,944,333	2,421,788	—	5,366,121

105

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Specialty Retail	$1,122,736	$—	$—	$1,122,736
Trading Companies & Distributors	—	1,091,830	—	1,091,830
Total Common Stocks	$32,532,424	$22,847,580	$—	$55,380,004
Repurchase Agreement	$—	$406,227	$—	$406,227
Short-Term Investments	29,242	—	—	29,242
Total	$32,561,666	$23,253,807	$—	$55,815,473

International Small Cap
	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$2,207,986	$—	$2,207,986
Air Freight & Logistics	—	1,390,540	—	1,390,540
Airlines	—	2,360,494	—	2,360,494
Auto Components	—	547,489	—	547,489
Banks	—	15,689,147	—	15,689,147
Biotechnology	4,819,448	6,459,558	—	11,279,006
Building Products	—	2,982,357	—	2,982,357
Capital Markets	—	22,307,511	—	22,307,511
Chemicals	668,284	13,089,460	—	13,757,744
Commercial Services & Supplies	3,388,335	1,221,543	—	4,609,878
Communications Equipment	—	189,688	—	189,688
Construction & Engineering	—	6,512,696	—	6,512,696
Construction Materials	3,731,759	8,999,325	—	12,731,084
Containers & Packaging	—	16,417,581	—	16,417,581
Diversified Financial Services	—	4,020,344	—	4,020,344
Diversified Telecommunication Services	—	3,697,839	—	3,697,839
Electric Utilities	—	3,987,595	—	3,987,595
Electrical Equipment	—	4,120,229	—	4,120,229
Electronic Equipment, Instruments & Components	—	11,973,970	—	11,973,970
Equity Real Estate Investment Trusts (REITs)	2,746,477	10,905,035	—	13,651,512
Food & Staples Retailing	—	1,496,522	—	1,496,522
Food Products	—	25,318,641	—	25,318,641
Gas Utilities	—	1,873,878	—	1,873,878
Health Care Equipment & Supplies	—	15,553,467	—	15,553,467
Health Care Providers & Services	—	1,661,442	—	1,661,442
Hotels, Restaurants & Leisure	2,697,085	13,036,500	—	15,733,585
Household Durables	—	14,001,881	—	14,001,881
Independent Power and Renewable Electricity Producers	—	2,221,375	—	2,221,375
Industrial Conglomerates	—	3,496,039	—	3,496,039
Insurance	—	9,467,541	—	9,467,541
Internet & Direct Marketing Retail	—	4,839,591	—	4,839,591
Internet Software & Services	1,318,796	11,138,327	—	12,457,123
IT Services	4,026,484	13,889,720	—	17,916,204
Life Sciences Tools & Services	—	6,790,075	—	6,790,075
Machinery	—	27,705,862	—	27,705,862

106

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Marine	$—	$6,997,948	$—	$6,997,948
Media	—	22,156,772	—	22,156,772
Metals & Mining	4,589,934	9,442,715	—	14,032,649
Multiline Retail	—	6,756,166	—	6,756,166
Multi-Utilities	2,029,023	—	—	2,029,023
Oil, Gas & Consumable Fuels	1,178,627	8,837,033	—	10,015,660
Paper & Forest Products	—	89,692	—	89,692
Pharmaceuticals	2,083,417	—	—	2,083,417
Professional Services	—	9,636,920	—	9,636,920
Real Estate Management & Development	—	21,951,892	—	21,951,892
Road & Rail	—	3,033,955	—	3,033,955
Semiconductors & Semiconductor Equipment	1,041,998	20,306,279	—	21,348,277
Software	—	6,979,225	—	6,979,225
Specialty Retail	—	12,020,662	—	12,020,662
Technology Hardware, Storage & Peripherals	—	1,624,067	—	1,624,067
Textiles, Apparel & Luxury Goods	—	2,746,775	—	2,746,775
Trading Companies & Distributors	—	8,724,110	—	8,724,110
Transportation Infrastructure	—	4,366,252	—	4,366,252
Water Utilities	703,985	1,412,277	—	2,116,262
Wireless Telecommunication Services	—	3,010,412	—	3,010,412
Total Common Stocks	$35,023,652	$441,664,400	$—	$476,688,052
Exchange Traded Fund	$1,473,891	$—	$—	$1,473,891
Repurchase Agreement	—	20,258,728	—	20,258,728
Short-Term Investment	1,458,333	—	—	1,458,333
Total	$37,955,876	$461,923,128	$—	$499,879,004

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Swap contracts are included in the table at value, with the exception of centrally cleared credit default swap contracts which are included in the table at unrealized appreciation/ (depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the six months ended April 30, 2018, there were four transfers of international common stocks from Level 1 to Level 2. The market value at the time of the transfer was $7,785,485. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At April 30, 2018, International Small Cap valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

(b)	During the six months ended April 30, 2018, there were two transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $2,853,878. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At April 30, 2018, the International Small Cap valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

107

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

During the six months ended April 30, 2018, with the exception of International Small Cap, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended April 30, 2018, Global Sustainable Equity held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Strategic Income

	Asset-Backed Securities	Total
Balance as of 10/31/2017	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation/Depreciation	—	—
Purchases*	1,399,997	1,399,997
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/2018	$1,399,997	$1,399,997

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies.” if applicable.

108

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

(c)	Swap Contracts

Credit Default Swaps — Strategic Income entered into credit default swap contracts during the six months ended April 30, 2018. Credit default swap contracts are either privately negotiated agreements between a Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

Strategic Income utilized credit default swap contracts to manage broad credit market spread exposure. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Variation margin receivable on centrally cleared credit default swap contracts”. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the protection purchaser in a credit default swap contract, a Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, a Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.

Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing a Fund’s investments as of April 30, 2018 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects

109

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

Interest Rate Swaps — Emerging Markets Debt entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.

Strategic Income and Emerging Markets Debt’s swap agreements are disclosed in the Statement of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Variation margin payable/receivable” on centrally cleared interest rate swap contracts” for centrally cleared swaps and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts.”

110

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

(d)	Forward Foreign Currency Contracts

The Funds are subject to foreign currency exchange risk in the normal course of pursuing their objective(s). Global High Yield and Strategic Income entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Emerging Markets Debt entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Funds’ forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts.”

(e)	Futures Contracts

Strategic Income is subject to interest rate risk in the normal course of pursuing its objective(s). Strategic Income entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or

111

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

Strategic Income’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2018

Global High Yield

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	$43,498
Total		$43,498

Strategic Income

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	$13,700
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	231,565
Total		$245,265
Liabilities:
Swap Contracts(b)
Credit risk	Unrealized depreciation on centrally cleared credit swap contracts	$(602,420)
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	(299,119)
Total		$(901,539)

112

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Emerging Markets Debt

Assets:	Statement of Assets and Liabilities	Fair Value
Swap Contracts(b)
Interest rate risk	Unrealized appreciation on centrally cleared interest rate contracts	$13,944
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	107,334
Total		$121,278
Liabilities:
Swap Contracts(b)
Interest rate risk	Swap contracts, at value	$(19,711)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(144,661)
Total		$(164,372)
(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Swap contracts are included in the table at value, with the exception of centrally cleared credit default swap contracts and centrally cleared interest rate swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared credit default swap contracts and centrally cleared interest rate swap contracts, only the variation margin on swap contracts is reported in the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018

Global High Yield

Realized Gains (Losses):	Total
Forward Foreign Currency Contracts
Currency risk	$(638,802)
Total	$(638,802)

Strategic Income

Realized Gains (Losses):	Total
Swap Contracts
Credit risk	$319,401
Forward Foreign Currency Contracts
Currency Risk	13,795
Futures Contracts
Interest rate risk	236,544
Total	$569,740

113

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April 30, 2018 (Unaudited)

Emerging Markets Debt

Realized Gains (Losses):	Total
Swap Contracts
Interest rate risk	$104,096
Forward Foreign Currency Contracts
Credit risk	2,094
Total	$106,190

Change in Unrealized Appreciation/Depreciation in the Value of Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2018

Global High Yield

Unrealized Appreciation/Depreciation:	Total
Forward Foreign Currency Contracts
Currency risk	$153,774
Total	$153,774

Strategic Income

Unrealized Appreciation/Depreciation:	Total
Swap Contracts
Credit risk	$(490,804)
Forward Foreign Currency Contracts
Currency Risk	25,034
Futures Contracts
Interest rate risk	(188,335)
Total	$(654,105)

Emerging Markets Debt

Unrealized Appreciation/Depreciation:	Total
Swap Contracts
Interest rate risk	$47,932
Forward Foreign Currency Contracts
Credit risk	(48,375)
Total	$(443)

The following tables provide a summary of the Funds’ average volume of derivative instruments held during the six months ended April 30, 2018:

Global High Yield

Forward Foreign Currency Exchange Contracts:
Average Notional Balance Long	$16,414,027

Strategic Income

Credit Default Swaps:
Average Notional Balance — Buy Protection	$24,128,571

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Futures Contracts:
Average Notional Balance Long Average Notional Balance Short	$ $	13,985,406 39,842,479

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold	$3,615,434

Emerging Markets Debt

Interest Rate Swaps:
Average Notional Balance — Pays Fixed rate	$12,122,165

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased Average Settlement Value Sold	$ $	12,627,522 10,467,972

The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution. At April 30, 2018, Strategic Income has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

For financial reporting purposes Global High Yield, Strategic Income, and Emerging Markets Debt do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth Global High Yield, Strategic Income, and Emerging Markets Debt’s net exposure by counterparty for forward foreign currency contracts and OTC interest rate

115

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April 30, 2018 (Unaudited)

swap contracts that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2018:

Global High Yield

Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Description	Gross Amounts of Recognized Asset Derivatives	Derivatives Available for Offset	Collateral Received	Net Amount of Asset Derivatives
Bank of America NA	Forward Foreign Currency Contracts	$43,498	$—	$—	$43,498
Total		$43,498	$—	$—	$43,498

Amounts designated as “—” are zero.

Strategic Income

Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Received by Counterparty:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Description	Gross Amounts of Recognized Liability Derivatives	Derivatives Available for Offset	Collateral Pledged	Net Amount of Liability Derivatives
Bank of America NA	Forward Foreign Currency Contracts	$13,700	$—	$—	$13,700
Total		$13,700	$—	$—	$13,700

Amounts designated as “—” are zero.

Emerging Market Debt

Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Description	Gross Amounts of Recognized Asset Derivatives	Derivatives Available for Offset	Collateral Received	Net Amount of Asset Derivatives
Deutsche Bank Securities, Inc.	Forward Foreign Currency Contracts	$3,418	$—	$—	$3,418
JPMorgan Chase Bank	Forward Foreign Currency Contracts	873	—	—	873
Royal Bank of Canada	Forward Foreign Currency Contracts	103,043	(103,043)	—	—
Total		$107,334	$(103,043)	$—	$4,291
Amounts designated as “—” are zero.

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Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Description	Gross Amounts of Recognized Liability Derivatives	Derivatives Available for Offset	Collateral Pledged	Net Amount of Liability Derivatives
Deutsche Bank Securities, Inc.	Swap Contracts	$(19,711)	$—	$—	$(19,711)
Royal Bank of Canada	Forward Foreign Currency Contracts	(144,661)	103,043	—	(41,618)
Total		$(164,372)	$103,043	$—	$(61,329)

Amounts designated as “—” are zero.

(f)	Unfunded Commitments

Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statement of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

At April 30, 2018, Global High Yield and Strategic Income did not have any loan commitments in which all or a portion of the commitments were unfunded which could be extended at the option of the borrower.

(g)	Securities Lending

During the six months ended April 30, 2018, Global High Yield, Strategic Income, Emerging Markets Equity, International Equities, Global Sustainable Equity and International Small Cap entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds receive payments from BBH equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to

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borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2018, which were comprised of cash, were as follows:

Fund	Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Global High Yield	$6,356,333
Strategic Income	897,600
Emerging Markets Equity	1,956,595
International Equities	320,050
Emerging Markets Debt	—
Global Sustainable Equity	435,469
International Small Cap	21,717,061

Amounts designated as “—” are zero.

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2018, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

(h)	Joint Repurchase Agreements

During the six months ended April 30, 2018, Global High Yield, Strategic Income, Emerging Markets Equity, International Equities, Global Sustainable Equity and International Small Cap, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees

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and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2018, the joint repo on a gross basis was as follows:

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $333,515,656, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $340,170,000.

At April 30, 2018, the Funds’ investment in the joint repo was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Global High Yield	BNP Paribas SA	$5,929,496	$—	$5,929,496	$(5,929,496)	$—
Strategic Income	BNP Paribas SA	837,325	—	837,325	(837,325)	—
Emerging Markets Equity	BNP Paribas SA	1,825,207	—	1,825,207	(1,825,207)	—
International Equities	BNP Paribas SA	298,558	—	298,558	(298,558)	—
Global Sustainable Equity	BNP Paribas SA	406,227	—	406,227	(406,227)	—
International Small Cap	BNP Paribas SA	20,258,728	—	20,258,728	(20,258,728)	—

Amounts designated as “—” are zero.

*	At April 30, 2018, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for each Fund’s undivided interest in the joint repo and related collateral.

At April 30, 2018 Emerging Markets Debt did not invest in any repurchase agreements.

119

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly for Global High Yield, Strategic Income and Emerging Markets Debt, and are declared and paid quarterly for Emerging Markets Equity, International Equities, Global Sustainable Equity and International Small Cap. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(k)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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Notes to Financial Statements (Continued)

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(l)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative service fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

As of April 30, 2018, the subadviser for each Fund is as follows:

Fund	Subadviser
Global High Yield	Amundi Smith Breeden, LLC (“Amundi”)
Strategic Income	Amundi
Emerging Markets Equity	Bailard, Inc. (“Bailard”)
International Equities	Bailard
Emerging Markets Debt	Standard Life Investments (Corporate Funds) Limited
Global Sustainable Equity	UBS Asset Management (Americas) Inc.
International Small Cap	Wellington Management Company LLP

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2018, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Global High Yield	All Assets	0.64%
Strategic Income	All Assets	0.56%
Emerging Markets Equity	$0 up to $200 million	1.00%
	$200 million and more	0.97%
International Equities	$0 up to $1 billion	0.75%
	$1 billion and more	0.70%
Emerging Markets Debt	All Assets	0.70%
Global Sustainable Equity	$0 up to $250 million	0.75%
	$250 million up to $500 million	0.70%
	$500 million up to $1 billion	0.68%
	$1 billion and more	0.65%
International Small Cap	$0 up to $500 million	0.95%
	$500 million up to $1 billion	0.925%
	$1 billion and more	0.90%

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Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

For the six months ended April 30, 2018, the effective advisory fee rates before and after expense reimbursements, stemming from the expense limitation agreement described below, were as follows:

Fund	Effective Advisory Fee Rate Before Expense Reimbursements	Effective Advisory Fee Rate After Expense Reimbursements
Global High Yield	0.64%	0.51%
Strategic Income	0.56	0.33
Emerging Markets Equity	1.00	0.92
International Equities	0.75	0.75
Emerging Markets Debt	0.70	0.63
Global Sustainable Equity	0.75	0.50
International Small Cap	0.95	0.92

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the table below until February 28, 2019.

Fund	Classes	Amount (annual rate)
Global High Yield	All Classes	0.70%
Strategic Income	All Classes	0.67
Emerging Markets Equity	All Classes	1.10
International Equities	All Classes	1.10
Emerging Markets Debt	All Classes	0.90
Global Sustainable Equity	All Classes	0.95
International Small Cap	All Classes	0.99

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

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Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

As of April 30, 2018, the cumulative potential reimbursements for the Funds, listed by the period in which NFA waived fees or reimbursed expenses to the Funds are:

Fund	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount		Fiscal Year 2017 Amount		Six Months Ended April 30, 2018 Amount	Total
Global High Yield	N/A	$226,482	(a)	$154,808		$88,874	$470,164
Strategic Income	N/A	254,322	(a)	172,109		77,898	504,329
Emerging Markets Equity	$186,838	155,581		144,942		66,058	553,419
International Equities(b)	N/A	—		—		—	—
Emerging Markets Debt	N/A	105,658	(c)	79,719		33,883	219,260
Global Sustainable Equity	121,423	141,304		128,621		70,887	462,235
International Small Cap	N/A	N/A		160,480	(d)	86,618	247,098

N/A — Not Applicable.

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period from November 3, 2015 (commencement of operations) through October 31, 2016.
(b)	NFA has agreed with the Board of Trustees, NFA will not seek recoupment of fees waived prior to April 1, 2016.
(c)	For the period from March 1, 2016 (commencement of operations) through October 31, 2016.
(d)	For the period from December 30, 2016 (commencement of operations) through October 31, 2017.

During the six months ended April 30, 2018, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2018, NFM earned $455,025 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are

123

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2018, the Funds’ aggregate portion of such costs amounted to $3,096.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as follows:

●	0.25% of the average daily net assets of Class A shares of each Fund (distribution or service fee)

●	1.00% of the average daily net assets of Class C shares of each Fund (0.75% of which may be a distribution fee and 0.25% service fee)

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Emerging Markets Equity, International Equities, Global Sustainable Equity and International Small Cap Class A sales charges range from 0.00% to 5.75%, and Global High Yield, Strategic Income and Emerging Markets Debt Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2018, the Funds imposed front-end sales charges of $147,423. From these fees, NFD retained a portion amounting to $21,755.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions, and Class C shares made within 1 year of purchase. Applicable Class A CDSCs are 1.00% for Emerging Markets Equity, International Equities, Global Sustainable Equity and International Small Cap. Applicable Class A CDSCs are 0.75% for Global High Yield, Strategic Income and Emerging Markets Debt. Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2018, the Funds did not impose any CDSCs.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, and Institutional Service Class shares of each of the Funds.

124

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

For the six months ended April 30, 2018, the effective rates for administrative service fees were as follows:

Fund	Class A	Class C	Institutional Service Class
Global High Yield	0.02%	N/A	0.07%
Strategic Income	0.03	0.02%	N/A
Emerging Markets Equity	0.07	0.13	0.14
International Equities	0.11	0.11	0.10
Emerging Markets Debt	N/A	N/A	N/A
Global Sustainable Equity	0.14	0.16	0.09
International Small Cap	0.05	N/A	N/A

N/A — Not Applicable.

For the six months ended April 30, 2018, each Fund’s total administrative servicing fees were as follows:

Fund	Amount
Global High Yield	$570
Strategic Income	104
Emerging Markets Equity	793
International Equities	58,814
Emerging Markets Debt	—
Global Sustainable Equity	33,948
International Small Cap	20

Amounts designated as “—” are zero or have been rounded to zero.

As of April 30, 2018, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Global High Yield	97.07%
Strategic Income	98.48
Emerging Markets Equity	73.39
International Equities	—
Emerging Markets Debt	99.88
Global Sustainable Equity	—
International Small Cap	99.98

Amounts designated as “—” are zero or have been rounded to zero.

4.  Line of Credit and Interfund Lending

The Trust and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities,

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and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2018. During the six months ended April 30, 2018, the Funds had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among Funds managed by the Advisor. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended April 30, 2018, none of the Funds engaged in interfund lending.

5. Investment Transactions

For the six months ended April 30, 2018, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases*	Sales*
Global High Yield	$92,116,589	$98,861,051
Strategic Income	126,135,968	38,747,372
Emerging Markets Equity	66,220,036	71,490,793
International Equities	163,372,381	162,071,813
Emerging Markets Debt	38,345,812	50,965,987
Global Sustainable Equity	9,071,175	12,457,711
International Small Cap	200,561,124	309,098,200
*	Includes purchases and sales of long-term U.S. Government securities, if any.

6. Portfolio Investment Risks

Risks Associated with Credit and Emerging Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

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Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries. Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Variable Rate Securities

Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make

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scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Bank Loans

The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government Portfolio, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

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8. New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule is June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018 (although the requirement to file the initial Form N-PORT has been extended by the SEC to April 30, 2019 as opposed to the original requirement to file by July 30, 2018). Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements. The Regulation S-X amendments had a compliance date of August 1, 2017 and are reflected in the Funds’ financial statements for the six months ended April 30, 2018.

9. Other

As of April 30, 2018, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Global High Yield	88.85%	4	(a)
Strategic Income	57.98	3	(a)
Emerging Markets Equity	93.21	4	(a)
International Equities	37.64	2
Emerging Markets Debt	84.74	3	(a)
Global Sustainable Equity	51.72	1
International Small Cap	65.09	4	(a)
(a)	All or a portion of the accounts are the accounts of affiliated funds.

10. Recaptured Brokerage Commissions

The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statement of Operations. During the six months ended April 30, 2018, the Funds recaptured the following amounts of brokerage commissions:

Fund	Amount
International Small Cap	$656

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11. Federal Tax Information

As of April 30, 2018, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global High Yield	$140,906,998	$2,213,658	$(3,588,166)	$(1,374,508)
Strategic Income	118,566,585	1,101,790	(2,537,621)	(1,435,831)
Emerging Markets Equity	132,036,056	29,215,368	(4,123,131)	25,092,237
International Equities	424,853,052	87,885,748	(13,156,922)	74,728,826
Emerging Markets Debt	77,149,558	2,024,654	(2,457,983)	(433,329)
Global Sustainable Equity	46,002,065	11,636,111	(1,822,703)	9,813,408
International Small Cap	454,246,537	65,679,473	(20,047,006)	45,632,467

12. Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Supplemental Information

Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Bond Fund

Nationwide California Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

Nationwide Core Plus Bond Fund

Nationwide Emerging Markets Debt Fund

Nationwide Fund

Nationwide Global Sustainable Equity Fund (formerly, Nationwide Global Equity Fund)

Nationwide Government Money Market Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Inflation-Protected Securities Fund

Nationwide International Small Cap Fund

Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Nationwide National Intermediate Tax Free Bond Fund (formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)

Nationwide Ziegler Equity Income Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2018 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the continuation of the Advisory Agreements. In response to that request, the

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Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s performance rankings (over multiple periods ended August 31, 2017) compared with performance universes created by Broadridge of similar or peer group funds and expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Adviser also provided to the Trustees comparative expense information for customized peer groups created by the Adviser, for certain Funds where the Adviser did not consider that the Broadridge peer group provided an appropriate comparison.

In January 2018, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2018 meeting was to ensure that the Trustees had the opportunity to consider and discuss matters they deemed relevant to the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the continuation of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2018 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2018 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2018 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2018 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during a telephonic meeting in advance of the March 2018 meeting and during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

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Supplemental Information (Continued)

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Funds without identified performance or expense challenges

Nationwide Amundi Strategic Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Emerging Markets Equity Fund, Nationwide Bailard Technology & Science Fund, Nationwide Emerging Markets Debt Fund, Nationwide Fund, Nationwide Growth Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Inflation-Protected Securities Fund, Nationwide International Small Cap Fund, Nationwide Large Cap Equity Fund, Nationwide Loomis Short Term Bond Fund, and Nationwide Ziegler Equity Income Fund.

Performance

The Trustees considered detailed information regarding the investment performance of each of the Funds, including among other things factors that had enhanced and detracted from a Fund’s performance, short- and longer-term trends in performance, and market conditions. They also considered that each of the Funds had achieved relative performance in at least the third comparative quintile (and for a number of Funds more favorable performance) for the three-year period ended August 31, 2017 (or the one-year period with respect to Nationwide Amundi Strategic Income Fund and Nationwide Emerging Markets Debt Fund, which commenced operations in November 2015 and February 2016, respectively). The Trustees determined on the basis of all of the information presented to them that each of the Funds had achieved a level of performance consistent with continuation of the Fund’s advisory agreement. As to Nationwide International Small Cap Fund, the Trustees considered that the Fund had only been in operation for a relatively short period of time as the Fund commenced operations in December 2016, and so did not make any performance determination with respect to that Fund.

Actual Advisory Fee and Total Expense Ratio

The Trustees considered information concerning the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds. They considered, among other things, any

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Supplemental Information (Continued)

fee reductions or expense limitations that were in effect during the Fund’s last fiscal year, comparative information regarding the fees and expenses of peer funds, and the comparative quintile ranking of each Fund’s fees and expenses against its Broadridge expense group (where each Fund ranked in at least the third comparative quintile). After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Nationwide Amundi Global High Yield Fund, Nationwide Bailard International Equities Fund, Nationwide Core Plus Bond Fund, Nationwide Government Money Market Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Small Company Growth Fund, and Nationwide WCM Focused Small Cap Fund.

Performance

The Trustees considered detailed information regarding the investment performance of each of the Funds, including among other things factors that had enhanced and detracted from a Fund’s performance, short- and longer-term trends in performance, and market conditions. They also considered that each of the Funds had achieved relative performance in at least the third comparative quintile (and for a number of Funds more favorable performance) for the three-year period ended August 31, 2017 (or the one-year period with respect to Nationwide Amundi Global High Yield Fund, which commenced operations in November 2015). The Trustees determined on the basis of all of the information presented to them that each of the Funds had achieved a level of performance consistent with continuation of the Fund’s advisory agreement.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that each of the Funds had an actual advisory fee or total expense ratio, or both, that ranked at a level (typically below the third comparative quintile) that warranted additional consideration. The Trustees considered the following factors, among others.

Nationwide Amundi Global High Yield Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Fund’s Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s Broadridge expense group included both global and domestic high yield funds; that a number of the Fund’s peers are quite small, with substantial waivers, which had the effect of reducing their actual advisory fees; and that, when the peer group was adjusted to eliminate those factors, the Fund’s actual advisory fee compared more favorably with peers.

Nationwide Bailard International Equities Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Fund’s Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee compared more favorably against its peers in the preceding year, and that this year’s comparison was affected adversely not by any change in the Fund’s advisory fee but largely by a change in the peer funds against which the Fund was compared; and that, by comparison with the new peer group, the Fund’s actual advisory fee for the current year was only slightly outside the third comparative quintile.

Nationwide Core Plus Bond Fund. The Trustees noted that the Fund’s actual advisory fee and total expense ratio were relatively high compared to the Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee and total

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expense ratio compared more favorably against its peers in the preceding year, and that this year’s comparison was affected adversely not by any change in the Fund’s advisory fee but by changes in the specific peers against which the Fund was compared; that, because the expenses of the Fund’s peers fall within a relatively narrow range, small actual differences in fees and expenses may result in large percentage differences in peer rankings; that the Fund has achieved asset growth in the past year and that the effect of breakpoints in the Fund’s advisory fee rate will be to limit the Fund’s expenses over time; and that the Fund’s actual advisory fee and total expense ratio for the current year was only slightly outside the third comparative quintile.

Nationwide Government Money Market Fund. The Trustees noted that the Fund’s actual advisory fee and total expense ratio were relatively high compared to the Broadridge expense group. The Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017. The Trustees considered the Adviser’s statements that, due to extraordinary fee waivers and expense limitations during the recent period of historically low short-term interest rates, the comparability of advisory fees and total expense ratios presented for peer funds in the Broadridge expense group was limited. In light of developments in the market for comparable funds the Trustees determined to continue to monitor the fees paid by the Fund to determine whether further fee changes might be appropriate.

Nationwide Geneva Small Cap Growth Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Broadridge expense group. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee fell outside the third comparative quintile by less than one basis point, and that the Fund’s total expense ratio (including 12b-1 / non 12b-1 service fees) ranked in the second comparative quintile relative to peers’ total expense ratios (including 12b-1 / non 12b-1 service fees) and the Fund’s total expense ratio (excluding 12b-1 / non 12b-1 service fees) ranked in the third comparative quintile relative to peers’ total expense ratios (excluding 12b-1 / non 12b-1 service fees). The Trustees also considered reasons cited by the Adviser why the lower fees and expenses of certain of the Funds should be given less weight.

Nationwide Small Company Growth Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Broadridge expense group. The Trustees noted the Adviser’s statement that the Fund offers a premier small-capitalization investment sub-adviser in a capacity constrained strategy, and has achieved very favorable investment performance. The Trustees considered the Adviser’s statements that the Fund’s actual advisory fee compared more favorably against its peers in the preceding year, and that this year’s comparison was affected adversely not by any change in the Fund’s advisory fee but by changes in the specific peers against which the Fund was compared. The Trustees also considered reasons cited by the Adviser why the lower fees of certain of the Funds should be given less weight.

Nationwide WCM Focused Small Cap Fund. The Trustees noted that the Fund’s actual advisory fee was relatively high compared to the Broadridge expense group. The Trustees considered the Adviser’s statements that the Adviser had reduced its advisory fee in May 2017 by 5 basis points, and that it reduced the advisory fee 2.5 basis points further in connection with the recent change in the Fund’s subadvisers; and that the change in the components of the Fund’s peer group from the preceding year to the current year affected the comparative position of the Fund’s advisory fee against its peers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

136

Supplemental Information (Continued)

Funds with performance challenges but without identified expense challenges

Nationwide Bond Fund, Nationwide California Intermediate Tax Free Bond Fund, Nationwide Global Sustainable Equity Fund, and Nationwide National Intermediate Tax Free Bond Fund.

Actual Advisory Fee and Total Expense Ratio

The Trustees considered information concerning the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds. They considered, among other things, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year, comparative information regarding the fees and expenses of peer funds, and the comparative quintile ranking of each Fund’s fees and expenses against its Broadridge expense group (where each Fund ranked in at least the third comparative quintile). After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Performance

The Trustees identified each of these Funds as having achieved a level of total return performance that warranted additional consideration, based on comparison with funds in their respective performance universes for the three-year period ended August 31, 2017. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as information provided during investment review meetings conducted by the Board with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

Nationwide Bond Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result of unfavorable sector allocations and the Fund’s relatively conservative positioning in a market that generally has rewarded more aggressive investment approaches, but that the Funds’ investments have performed appropriately in light of the Fund’s risk profile and investment strategy.

Nationwide California Intermediate Tax Free Bond Fund and Nationwide National Intermediate Tax Free Bond Fund. The Trustees considered that, effective November 2017, a new Sub-Adviser replaced the former Sub-Adviser to each Fund, and observed that each Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

Nationwide Global Sustainable Equity Fund. The Trustees considered that a new portfolio management team at the Sub-Adviser employing a sustainability-oriented investment strategy began managing the Fund in December 2015, and that the Fund’s performance had improved to the second comparative quintile for the one-year period from the fifth comparative quintile for the three-year period.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

Funds with performance and expense challenges

Nationwide Loomis Core Bond Fund, Nationwide U.S. Small Cap Value Fund, and Nationwide Ziegler Wisconsin Tax Exempt Fund.

137

Supplemental Information (Continued)

The Trustees identified each of these Funds as having achieved a level of total return performance that warranted additional consideration, based on comparison with funds in their respective performance universes for the three-year period ended August 31, 2017. In addition, the Trustees considered that each of the Funds had an actual advisory fee or total expense ratio that ranked at a level (typically below the third comparative quintile) that justified more detailed review.

Nationwide Loomis Core Bond Fund. The Trustees considered that the underperformance of the Fund was attributable to the former Sub-Adviser to the Fund, which was replaced by the Fund’s current Sub-Adviser November 2017.

As to the Fund’s advisory fees, the Trustees noted the Adviser’s statement that the Fund’s total expenses are within the first quintile compared to the funds in its Broadridge expense group, that, because the expenses of the Fund’s peers fall within a relatively narrow range, small actual differences in fees and expenses may result in large percentage differences in peer rankings, and that the Adviser has reduced its advisory fee by three basis points in the past year.

Nationwide U.S. Small Cap Value Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was principally the result of the Adviser’s investment style and discipline, which underperformed under current market conditions. The Trustees considered the Adviser’s statement that the Sub-Adviser’s investment process has been consistent since the portfolio management team began managing the Fund and that the Sub-Adviser expects its process to provide positive results over time. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that the Fund’s total expenses are within the first quintile compared to the funds in its Broadridge expense group and that the Adviser reduced its advisory fee by five basis points in 2016. They also noted that the Fund’s advisory fee appeared less favorable in the current year by comparison with its peers due in large part to turnover in the members of its peer group from the preceding year.

Nationwide Ziegler Wisconsin Tax Exempt Fund. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund and evaluating its future viability

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that: (i) the Adviser’s explanation regarding these Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period; and (ii) each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund to determine whether breakpoints might become appropriate.

-    -    -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements.

138

Management Information

April 30, 2018

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 51 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	111

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2000. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	111

139

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	111

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	111

140

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	111

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Granage Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

Lydia M. Marshall[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1949	Trustee since June 2014	111

141

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer) Principal of LM Marshall LLC (investment and business consulting) since 2007.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2001-present, Director of Nationwide Mutual Fire Insurance Company 2001-present, Director of Nationwide Corporation 2001-present, Director of Public Welfare Foundation (non-profit foundation) 2009-present, Trustee of Nationwide Foundation 2002-2014, and Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company.[2]

Eric E. Miller
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015

142

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual Insurance Company.[2]

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

143

Market Index Definitions

Bloomberg Barclays 7-Year Municipal Bond Index: An unmanaged index that measures the performance of U.S. dollar-denominated tax-exempt bonds with maturities of seven years, including state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Bloomberg Barclays U.S. Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Index with a remaining maturity of one to three years, including Treasurys, government-related issues and corporate securities.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues, which includes Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency) with maturities of one year or more; generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM (Series-L): An unmanaged index that measures the performance of rules-based, market value-weighted inflation-protected securities issued by the U.S. Treasury with a remaining maturity of at least one year; a subset of the Global Inflation-Linked Index (Series-L).

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill). © 2018 Citigroup Index LLC. All rights reserved.

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

ICE BofAML Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.

Note about BofA Merrill Lynch Indexes

Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services.

iMoneyNet Money Fund Average™ Government All: An average of government money market funds. Government money market funds may invest in U.S. Treasurys, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.

144

Market Index Definitions (cont.)

JPM EMBI Global Diversified Index: An unmanaged index in the Government Bond Index-Emerging Markets (GBI-EM) series that measures the local market performance of U.S. dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.

Note about JPMorgan Indexes

Information has been obtained from sources believed to be reliable but JPMorgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan’s prior written approval. Copyright 2018, JPMorgan Chase & Co. All rights reserved.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

Morningstar® (Mstar) Target Risk Indexes: A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.

●	The Morningstar® Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
●	The Morningstar® Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
●	The Morningstar® Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
●	The Morningstar® Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
●	The Morningstar® Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI EAFE® Small Cap Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of small-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

145

Market Index Definitions (cont.)

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index: An unmanaged, market capitalization-weighted index based on the Russell 3000® Index. The Russell 3000 Growth Index includes companies that display signs of above-average growth. The index is used to provide a gauge of the performance of growth stocks in the U.S.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the information technology sector and the internet retail sub-industry from the consumer discretionary sector of the U.S. equity market.

146

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Bottom-up investment approach: A method of investing that involves: 1) focusing on an individual company, 2) rather than on the industry in which a company operates, or 3) on the economy as a whole. It is the microeconomic analysis of a company or stock.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.

147

Glossary (cont.)

Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.

Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.

High-yield bonds (also known as junk bonds): Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are

148

Glossary (cont.)

supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

149

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), except Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. ©2018

SAR-INT  (6/18)

Semiannual Report

April 30, 2018 (Unaudited)

Nationwide Mutual Funds

Index Funds

Nationwide Bond Index Fund

Nationwide International Index Fund

Nationwide Mid Cap Market Index Fund

Nationwide S&P 500 Index Fund

Nationwide Small Cap Index Fund

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Message to Investors

Dear Investor,

The financial markets experienced a choppy start in 2018 as long-term interest rates jumped and the S&P 500® Index (S&P 500) fell into its first correction in two years. Firming inflation data and rising rate hike expectations led to higher Treasury yields, which in turn helped to push stock prices lower.

From a broader perspective, the long-running economic expansion still appears unlikely to be in peril anytime soon. The labor market continues to tighten, slowly but surely putting upward pressure on wage growth and consumer confidence. Ebb and flow likely will continue in both the economy and financial markets, but the underlying path for now should continue to be to the upside.

Economic Review

During the semiannual period ended April 30, 2018, equity markets moderated, as investors became increasingly focused on risks and the potential for a peak in fundamentals. Volatility increased substantially following an unusual period of strength and calm experienced between the 2016 U.S. presidential election and late 2017. Fixed-income returns were mostly negative, as increasing inflation concerns caused investors to adjust their expectation for Federal Reserve action. U.S. equities were higher, with the S&P 500 returning 3.82% for the reporting period. International markets were strong despite increasing concern over the health of the global economy. The MSCI EAFE® Index (MSCI EAFE) returned 3.41% for the period, while the MSCI Emerging Markets® Index was stronger, returning 4.80%.

In the United States, equity markets started strong during the semiannual reporting period, then entered a volatile period that lacked direction. The first half of the period was strong on optimism concerning tax reform and the strength of corporate profits, but saw a sharp correction in February on fears of inflation, rising interest rates and the prospect for a trade war. Gross domestic product (GDP) continued to be strong, with the fourth calendar quarter of 2017 up 2.9% and the first quarter of 2018 up 2.3%. Corporate profits have benefited from strong revenues and the boost from tax reform, with earnings growth of 16% in the fourth calendar quarter of 2017 and 25% in the first quarter of 2018. Expectations are for continued strong growth, with 7% sales growth and 20% earnings growth forecast for 2018.

Long-term rates moved higher during the reporting period.

The Federal Reserve continued its steady path for a higher federal funds rate, moving to raise rates by 0.25% in both December 2017 and March 2018. Inflation is moving toward the Fed’s 2% target, economic growth remains strong, and fears of global deflation have moderated, allowing the Federal Open Market Committee (FOMC) to target two additional rate hikes in 2018. Long-term rates moved higher during the semiannual reporting period, with the 10-year U.S. Treasury yield rising from 2.37% to 2.93%, reaching the highest level in more than four years.

Entering the reporting period, the S&P 500 had an unprecedented period of strength and calm, with a record streak of positive returns from November 2016 through January 2018. That reversed quickly in February, with a precipitous drop from an all-time high to a 10% correction in just nine trading days, primarily driven by fears of inflation and rising interest rates. The remainder of the reporting period saw a gradual return to calm and a relatively tight trading pattern as investors waited on the sidelines for signs of a resumed move higher.

S&P 500 returns ranged from 5.7% in January 2018 (the best month since March 2016) to -3.7% in February 2018 (the worst month since January 2016). The best-performing sectors were consumer discretionary, energy and technology, while consumer staples, real estate and materials lagged. Growth stocks outperformed value stocks for the reporting period, while small-capitalization stocks modestly beat large-cap stocks.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks were higher for the reporting period, continuing an extended period of

Message to Investors (continued)

strength. Since mid-2016, the MSCI EAFE has outperformed the S&P 500 in four of seven quarters, as optimism has grown surrounding the synchronized global growth environment. During the reporting period, the MSCI Emerging Markets Index outperformed the S&P 500, while the MSCI EAFE slightly underperformed the S&P 500. Economic data began to moderate throughout the period, particularly in Europe, as the strong euro in 2017 was a headwind for growth. Fears of growing trade tensions and rising commodity prices also acted as a headwind, causing relative weakness late in the reporting period.

The performance of fixed-income markets was mixed during the reporting period, as rising interest rates across the yield curve were largely offset by tightening credit spreads. The 10-year Treasury yield rose by 0.56% during the period, while the 2-year yield gained 0.9%; spreads narrowed between the two rates to 0.45%, the lowest spread since 2007. Credit spreads were little changed during the reporting period.

Index	Semiannual Total Returns (as of April 30, 2018)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	-0.49%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-3.48%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	-2.25%
Bloomberg Barclays Municipal Bond	-0.97%
Bloomberg Barclays U.S. Aggregate Bond	-1.87%
Bloomberg Barclays U.S. Corporate High Yield	-0.17%
MSCI EAFE®	3.41%
MSCI Emerging Markets®	4.80%
MSCI World ex USA	3.04%
Russell 1000® Growth	5.46%
Russell 1000® Value	1.94%
Russell 2000®	3.27%
S&P 500®	3.82%

Source: Morningstar

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

Fund Overview	Nationwide Bond Index Fund

Asset Allocation†

U.S. Treasury Obligations	35.8%
Mortgage-Backed Securities	28.1%
Corporate Bonds	26.5%
Commercial Mortgage-Backed Securities	2.3%
Short-Term Investment	2.1%
U.S. Government Agency Securities	1.9%
Supranational	1.7%
Foreign Government Securities	1.4%
Municipal Bonds	0.8%
Asset-Backed Securities	0.4%
Liabilities in excess of other assets	(1.0)%
100.0%

Top Industries††

Banks	4.7%
Oil, Gas & Consumable Fuels	2.5%
Capital Markets	1.6%
Electric Utilities	1.3%
Diversified Telecommunication Services	1.1%
Insurance	0.9%
Consumer Finance	0.9%
Media	0.9%
Pharmaceuticals	0.9%
Beverages	0.8%
Other Industries	84.4%
100.0%

Top Holdings††

Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class	2.1%
U.S. Treasury Bonds, 3.00%, 11/15/2044	0.9%
U.S. Treasury Notes, 1.75%, 12/31/2020	0.9%
U.S. Treasury Notes, 1.75%, 2/28/2022	0.8%
GNMA, 3.00%, 2/20/2045	0.7%
U.S. Treasury Notes, 1.75%, 11/30/2019	0.7%
U.S. Treasury Notes, 1.38%, 1/31/2020	0.7%
U.S. Treasury Notes, 1.75%, 10/31/2020	0.7%
U.S. Treasury Notes, 1.38%, 3/31/2020	0.6%
U.S. Treasury Notes, 2.25%, 2/15/2027	0.6%
Other Holdings	91.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

Shareholder Expense Example	Nationwide Bond Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bond Index Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	978.30	3.29	0.67
	Hypothetical	(a)(b)	1,000.00	1,021.47	3.36	0.67
Class C Shares	Actual	(a)	1,000.00	974.20	6.56	1.34
	Hypothetical	(a)(b)	1,000.00	1,018.15	6.71	1.34
Class R6 Shares	Actual	(a)	1,000.00	979.40	1.28	0.26
	Hypothetical	(a)(b)	1,000.00	1,023.51	1.30	0.26
Institutional Service Class Shares	Actual	(a)	1,000.00	978.70	1.96	0.40
	Hypothetical	(a)(b)	1,000.00	1,022.81	2.01	0.40

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Value

Airlines 0.0%†
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	$174,472	$180,003
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 8/15/2025	206,851	209,623

		389,626

Credit Card 0.4%
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/2024	625,000	601,804
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1, 1.75%, 11/19/2021	1,500,000	1,477,065
Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,000,000	982,967

		3,061,836

Total Asset-Backed Securities (cost $3,487,455)		3,451,462

Commercial Mortgage-Backed Securities 2.3%
BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/2050	450,000	448,424
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 6/15/2050	850,000	836,463
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/2046	650,000	671,510
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500,000	502,094
COMM Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/2046	300,000	308,183
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	750,000	771,143
FHLMC Multifamily Structured Pass-Through Certificates REMICS
Series K003, Class A5, 5.09%, 3/25/2019	100,000	101,319
Series K713, Class A2, 2.31%, 3/25/2020	500,000	494,970
Series K014, Class A1, 2.79%, 10/25/2020	22,446	22,457
Series K020, Class A2, 2.37%, 5/25/2022	600,000	585,418
Series K026, Class A2, 2.51%, 11/25/2022	200,000	195,416
Series K031, Class A2, 3.30%, 4/25/2023 (a)	100,000	100,878
Series K033, Class A2, 3.06%, 7/25/2023 (a)	100,000	99,735
Series K038, Class A1, 2.60%, 10/25/2023	142,350	140,692
Series K037, Class A2, 3.49%, 1/25/2024	200,000	203,304

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value

Series K038, Class A2, 3.39%, 3/25/2024	$800,000	$809,409
Series K066, Class A2, 3.12%, 6/25/2027	750,000	732,550
FNMA ACES REMICS
Series 2014-M6, Class A2, 2.68%, 5/25/2021 (a)	145,025	143,580
Series 2014-M2, Class ASV2, 2.78%, 6/25/2021 (a)	343,125	341,026
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 5/10/2050	750,000	739,200
GS Mortgage Securities Trust, Series 2015-GC28, Class A2, 2.90%, 2/10/2048	1,000,000	999,017
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/2046	477,121	488,573
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 9/15/2050	750,000	735,412
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A4, 2.92%, 2/15/2046	1,300,000	1,272,552
Series 2013-C10, Class ASB, 3.91%, 7/15/2046 (a)	1,356,000	1,378,811
Series 2013-C10, Class A5, 4.22%, 7/15/2046 (a)	250,000	258,221
Series 2014-C17, Class A5, 3.74%, 8/15/2047	1,500,000	1,519,049
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	900,000	893,598
Series 2017-H1, Class A5, 3.53%, 6/15/2050	750,000	737,827
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.79%, 9/15/2048	1,700,000	1,712,970
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class A4, 3.04%, 3/15/2045	500,000	494,219
Series 2012-C7, Class A2, 3.43%, 6/15/2045	300,000	300,891

Total Commercial Mortgage-Backed Securities (cost $19,765,666)		19,038,911

Corporate Bonds 26.5%
Aerospace & Defense 0.4%
Boeing Co. (The),
4.88%, 2/15/2020	200,000	207,708
3.30%, 3/1/2035	65,000	60,114
General Dynamics Corp.,
3.88%, 7/15/2021	150,000	153,457
Harris Corp.,
3.83%, 4/27/2025	250,000	248,735
4.85%, 4/27/2035	55,000	57,985

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Aerospace & Defense (continued)
L3 Technologies, Inc.,
4.95%, 2/15/2021	$250,000	$259,271
Lockheed Martin Corp.,
3.55%, 1/15/2026	500,000	492,769
3.60%, 3/1/2035	55,000	51,412
4.07%, 12/15/2042	191,000	184,757
Northrop Grumman Corp.,
4.75%, 6/1/2043	250,000	263,413
Raytheon Co.,
3.13%, 10/15/2020	250,000	251,108
3.15%, 12/15/2024	75,000	74,108
Rockwell Collins, Inc.,
5.25%, 7/15/2019	70,000	71,833
3.50%, 3/15/2027	500,000	474,873
Textron, Inc.,
4.30%, 3/1/2024	250,000	256,108
United Technologies Corp.,
6.13%, 7/15/2038	150,000	179,397
4.50%, 6/1/2042	250,000	246,755
4.05%, 5/4/2047	100,000	92,209

		3,626,012

Air Freight & Logistics 0.1%
FedEx Corp.,
3.25%, 4/1/2026	45,000	43,008
3.30%, 3/15/2027	70,000	66,820
3.88%, 8/1/2042	50,000	45,859
4.55%, 4/1/2046	250,000	246,284
United Parcel Service of America, Inc.,
8.38%, 4/1/2020	82,000	90,370
United Parcel Service, Inc.,
6.20%, 1/15/2038	205,000	260,186

		752,527

Auto Components 0.0%†
BorgWarner, Inc.,
3.38%, 3/15/2025	70,000	68,224
Delphi Corp.,
4.15%, 3/15/2024	150,000	152,058

		220,282

Automobiles 0.1%
Ford Motor Co.,
7.45%, 7/16/2031	350,000	414,339
General Motors Co.,
4.20%, 10/1/2027	250,000	239,215
5.20%, 4/1/2045	250,000	236,242

		889,796

Banks 4.9%
Banco Santander SA,
4.25%, 4/11/2027	200,000	197,566
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022 (b)	250,000	245,887
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (b)	500,000	492,182
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (b)	500,000	483,604
4.10%, 7/24/2023	250,000	255,649

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)(c)	$271,000	$262,986
4.00%, 1/22/2025	500,000	494,198
3.88%, 8/1/2025	250,000	247,820
4.45%, 3/3/2026	55,000	55,283
3.50%, 4/19/2026	145,000	140,022
4.25%, 10/22/2026	145,000	143,696
3.25%, 10/21/2027	250,000	232,823
Series L, 4.18%, 11/25/2027	500,000	485,774
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)(c)	281,000	263,876
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	250,000	245,286
5.88%, 2/7/2042	250,000	299,886
Bank of Nova Scotia (The),
1.65%, 6/14/2019	250,000	246,816
2.15%, 7/14/2020	1,000,000	980,264
Barclays Bank plc,
5.14%, 10/14/2020	250,000	257,284
Barclays plc,
2.75%, 11/8/2019	500,000	496,559
3.65%, 3/16/2025	200,000	190,742
4.34%, 1/10/2028	250,000	244,025
BB&T Corp.,
2.45%, 1/15/2020	300,000	297,363
2.75%, 4/1/2022	250,000	244,438
2.85%, 10/26/2024	250,000	238,289
BNP Paribas SA,
4.25%, 10/15/2024	250,000	250,769
Capital One NA,
2.40%, 9/5/2019	250,000	247,763
Citigroup, Inc.,
2.45%, 1/10/2020	250,000	247,792
2.65%, 10/26/2020	250,000	246,927
3.88%, 10/25/2023	100,000	100,432
3.75%, 6/16/2024	300,000	298,182
3.30%, 4/27/2025	155,000	148,568
5.50%, 9/13/2025	250,000	267,107
3.70%, 1/12/2026	250,000	242,578
4.60%, 3/9/2026	105,000	105,975
3.40%, 5/1/2026	200,000	188,864
4.30%, 11/20/2026	200,000	197,120
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	350,000	340,201
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	500,000	477,033
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (b)	250,000	235,809
6.63%, 6/15/2032	232,000	276,537
Commonwealth Bank of Australia,
2.30%, 3/12/2020	250,000	246,681
Compass Bank,
3.88%, 4/10/2025	250,000	241,784
Cooperatieve Rabobank UA,
5.25%, 5/24/2041	125,000	145,645
5.75%, 12/1/2043	250,000	289,503
Credit Suisse Group Funding Guernsey Ltd.,
3.13%, 12/10/2020	250,000	248,510

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
3.80%, 9/15/2022	$250,000	$249,995
4.55%, 4/17/2026	250,000	252,888
Discover Bank,
7.00%, 4/15/2020	300,000	318,860
4.20%, 8/8/2023	250,000	252,913
Fifth Third Bancorp,
2.88%, 7/27/2020	250,000	248,953
3.50%, 3/15/2022	300,000	299,815
Fifth Third Bank,
1.63%, 9/27/2019	250,000	245,441
HSBC Bank USA NA,
5.88%, 11/1/2034	498,000	600,044
HSBC Holdings plc,
3.60%, 5/25/2023	200,000	199,641
4.25%, 3/14/2024	250,000	249,399
4.30%, 3/8/2026	200,000	202,983
3.90%, 5/25/2026	250,000	247,074
4.38%, 11/23/2026	250,000	247,847
Huntington Bancshares, Inc.,
3.15%, 3/14/2021	250,000	248,941
Industrial & Commercial Bank of China Ltd.,
3.23%, 11/13/2019	250,000	249,292
JPMorgan Chase & Co.,
2.20%, 10/22/2019	500,000	495,466
2.25%, 1/23/2020	500,000	494,277
2.75%, 6/23/2020	250,000	248,348
2.55%, 3/1/2021	250,000	245,255
3.38%, 5/1/2023	250,000	244,794
3.63%, 5/13/2024	350,000	347,494
3.13%, 1/23/2025	250,000	238,302
3.30%, 4/1/2026	250,000	237,960
4.13%, 12/15/2026	250,000	247,481
(ICE LIBOR USD 3 Month + 1.34%), 3.78%, 2/1/2028 (b)	450,000	436,738
(ICE LIBOR USD 3 Month + 1.36%), 3.88%, 7/24/2038 (b)	500,000	465,522
5.60%, 7/15/2041	200,000	233,595
4.85%, 2/1/2044	250,000	266,112
KeyBank NA,
2.50%, 12/15/2019	250,000	248,341
KeyCorp,
5.10%, 3/24/2021	150,000	157,404
Korea Development Bank (The),
4.63%, 11/16/2021	200,000	206,969
Kreditanstalt fuer Wiederaufbau,
1.25%, 9/30/2019	1,000,000	981,350
1.75%, 10/15/2019	1,000,000	988,047
1.63%, 5/29/2020	405,000	396,454
2.75%, 9/8/2020	550,000	550,075
2.13%, 3/7/2022	2,000,000	1,943,600
Landwirtschaftliche Rentenbank,
Series 36, 2.00%, 12/6/2021	500,000	484,948
Lloyds Banking Group plc,
4.50%, 11/4/2024	250,000	250,121
4.65%, 3/24/2026	250,000	248,454
4.38%, 3/22/2028	250,000	248,768
Manufacturers & Traders Trust Co.,
2.10%, 2/6/2020	500,000	491,822
Mitsubishi UFJ Financial Group, Inc.,
3.85%, 3/1/2026	250,000	248,781
3.96%, 3/2/2028	250,000	250,587

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
Mizuho Financial Group, Inc.,
3.17%, 9/11/2027	$250,000	$234,597
MUFG Americas Holdings Corp.,
3.00%, 2/10/2025	250,000	238,791
National Australia Bank Ltd.,
3.38%, 1/14/2026	250,000	241,862
PNC Bank NA,
2.95%, 1/30/2023	350,000	339,015
3.30%, 10/30/2024	250,000	244,420
PNC Financial Services Group, Inc. (The),
5.13%, 2/8/2020	400,000	414,823
Royal Bank of Canada,
2.15%, 3/6/2020	250,000	246,213
2.50%, 1/19/2021	250,000	245,506
Royal Bank of Scotland Group plc,
4.80%, 4/5/2026	250,000	254,983
Santander Holdings USA, Inc.,
2.65%, 4/17/2020	150,000	148,237
4.40%, 7/13/2027	200,000	195,938
Santander UK Group Holdings plc,
2.88%, 10/16/2020	105,000	103,835
Santander UK plc,
2.38%, 3/16/2020	250,000	246,763
2.50%, 1/5/2021	500,000	490,429
Sumitomo Mitsui Banking Corp.,
2.45%, 1/16/2020	250,000	247,253
Sumitomo Mitsui Financial Group, Inc.,
2.78%, 7/12/2022	750,000	727,390
3.78%, 3/9/2026	500,000	495,313
SunTrust Bank,
2.45%, 8/1/2022	500,000	480,121
Toronto-Dominion Bank (The),
1.80%, 7/13/2021	750,000	717,850
US Bancorp,
4.13%, 5/24/2021	100,000	102,893
Series X, 3.15%, 4/27/2027	250,000	237,050
US Bank NA,
2.13%, 10/28/2019	500,000	495,075
Wells Fargo & Co.,
Series N, 2.15%, 1/30/2020	500,000	493,408
3.00%, 1/22/2021	500,000	497,106
2.50%, 3/4/2021	240,000	235,114
2.63%, 7/22/2022	250,000	240,584
3.00%, 2/19/2025	260,000	244,274
3.00%, 4/22/2026	250,000	230,882
4.30%, 7/22/2027	200,000	197,530
5.38%, 2/7/2035	118,000	132,722
5.61%, 1/15/2044	333,000	368,658
3.90%, 5/1/2045	150,000	138,514
4.90%, 11/17/2045	250,000	253,503
4.40%, 6/14/2046	100,000	93,809
Wells Fargo Bank NA,
1.75%, 5/24/2019	500,000	495,256
Westpac Banking Corp.,
1.60%, 8/19/2019	750,000	738,116
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b)	250,000	244,635

		40,549,717

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Beverages 0.9%
Anheuser-Busch InBev Finance, Inc.,
2.65%, 2/1/2021	$600,000	$593,039
3.65%, 2/1/2026	500,000	488,850
4.70%, 2/1/2036	350,000	360,514
4.90%, 2/1/2046	465,000	482,417
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, 4/15/2020	200,000	207,666
2.50%, 7/15/2022	250,000	241,917
4.00%, 4/13/2028	100,000	99,348
4.38%, 4/15/2038	100,000	98,820
4.60%, 4/15/2048	150,000	148,685
4.44%, 10/6/2048	130,000	125,213
4.75%, 4/15/2058	150,000	149,017
Coca-Cola Co. (The),
3.15%, 11/15/2020	200,000	202,022
3.20%, 11/1/2023	400,000	399,243
2.90%, 5/25/2027	100,000	95,008
Constellation Brands, Inc.,
3.50%, 5/9/2027	500,000	473,881
Diageo Investment Corp.,
2.88%, 5/11/2022	500,000	491,984
Dr Pepper Snapple Group, Inc.,
3.20%, 11/15/2021	250,000	248,292
Molson Coors Brewing Co.,
1.45%, 7/15/2019	250,000	245,304
3.50%, 5/1/2022	250,000	248,907
3.00%, 7/15/2026	95,000	86,983
PepsiCo, Inc.,
1.85%, 4/30/2020	250,000	245,955
3.13%, 11/1/2020	200,000	201,716
3.60%, 3/1/2024	250,000	253,400
2.85%, 2/24/2026	325,000	309,478
3.45%, 10/6/2046	250,000	224,131
Pepsi-Cola Metropolitan Bottling Co., Inc.,
Series B, 7.00%, 3/1/2029	244,000	314,210

		7,036,000

Biotechnology 0.5%
AbbVie, Inc.,
2.90%, 11/6/2022	500,000	486,755
3.20%, 5/14/2026	185,000	172,691
4.50%, 5/14/2035	135,000	134,601
4.30%, 5/14/2036	250,000	241,762
4.40%, 11/6/2042	75,000	71,262
Amgen, Inc.,
3.45%, 10/1/2020	200,000	201,947
4.56%, 6/15/2048	387,000	383,199
4.66%, 6/15/2051	279,000	278,751
Baxalta, Inc.,
4.00%, 6/23/2025	100,000	97,958
Biogen, Inc.,
3.63%, 9/15/2022	500,000	500,131
4.05%, 9/15/2025	95,000	95,223
Celgene Corp.,
3.25%, 8/15/2022	200,000	196,690
4.63%, 5/15/2044	150,000	145,231
5.00%, 8/15/2045	250,000	251,017

Corporate Bonds (continued)

	Principal Amount	Value

Biotechnology (continued)
Gilead Sciences, Inc.,
4.50%, 4/1/2021	$100,000	$103,544
3.70%, 4/1/2024	150,000	151,217
3.50%, 2/1/2025	145,000	143,567
3.65%, 3/1/2026	75,000	74,176
4.50%, 2/1/2045	250,000	250,820
4.75%, 3/1/2046	150,000	155,216

		4,135,758

Building Products 0.1%
Johnson Controls International plc,
4.25%, 3/1/2021	100,000	102,149
3.90%, 2/14/2026	125,000	124,221
4.50%, 2/15/2047	100,000	99,230
Masco Corp.,
3.50%, 11/15/2027	100,000	94,205
Owens Corning,
4.30%, 7/15/2047	150,000	131,715

		551,520

Capital Markets 1.6%
Ameriprise Financial, Inc.,
5.30%, 3/15/2020	100,000	103,840
4.00%, 10/15/2023	250,000	256,069
Bank of New York Mellon Corp. (The),
2.30%, 9/11/2019	500,000	497,041
2.60%, 8/17/2020	200,000	198,394
Series G, 3.00%, 2/24/2025	105,000	100,521
3.30%, 8/23/2029	250,000	231,291
Brookfield Finance, Inc.,
4.25%, 6/2/2026	250,000	246,872
CME Group, Inc.,
3.00%, 3/15/2025	250,000	241,300
Credit Suisse AG,
2.30%, 5/28/2019	250,000	248,869
Credit Suisse USA, Inc.,
7.13%, 7/15/2032	195,000	254,029
Deutsche Bank AG,
4.10%, 1/13/2026	250,000	240,477
Franklin Resources, Inc.,
2.80%, 9/15/2022	250,000	244,067
Goldman Sachs Group, Inc. (The),
2.55%, 10/23/2019	500,000	497,584
Series D, 6.00%, 6/15/2020	500,000	528,724
2.63%, 4/25/2021	500,000	490,020
5.75%, 1/24/2022	250,000	269,040
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (b)	500,000	482,698
4.00%, 3/3/2024	250,000	251,148
3.75%, 5/22/2025	350,000	342,157
3.75%, 2/25/2026	315,000	305,245
6.13%, 2/15/2033	200,000	233,499
6.75%, 10/1/2037	450,000	546,024
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	250,000	232,063
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (b)	250,000	243,944
Intercontinental Exchange, Inc.,
3.75%, 12/1/2025	80,000	80,077

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Capital Markets (continued)
Jefferies Group LLC,
6.88%, 4/15/2021	$250,000	$270,801
4.15%, 1/23/2030	150,000	137,605
Moody’s Corp.,
4.50%, 9/1/2022	100,000	103,626
Morgan Stanley,
7.30%, 5/13/2019	400,000	418,092
2.65%, 1/27/2020	500,000	496,965
2.80%, 6/16/2020	230,000	228,392
5.50%, 7/28/2021	150,000	159,408
4.10%, 5/22/2023	350,000	352,319
4.00%, 7/23/2025	155,000	154,537
3.88%, 1/27/2026	250,000	246,398
3.13%, 7/27/2026	250,000	232,772
4.35%, 9/8/2026	250,000	248,411
3.63%, 1/20/2027	750,000	723,350
3.95%, 4/23/2027	250,000	240,230
7.25%, 4/1/2032	226,000	291,762
S&P Global, Inc.,
4.40%, 2/15/2026	250,000	259,216
State Street Corp.,
4.38%, 3/7/2021	300,000	311,284
3.30%, 12/16/2024	155,000	152,479
TD Ameritrade Holding Corp.,
2.95%, 4/1/2022	250,000	245,721
3.63%, 4/1/2025	250,000	249,110
Thomson Reuters Corp.,
3.85%, 9/29/2024	250,000	245,148
3.35%, 5/15/2026	140,000	130,770
UBS AG,
2.35%, 3/26/2020	250,000	246,452

		13,509,841

Chemicals 0.4%
Dow Chemical Co. (The),
4.13%, 11/15/2021	150,000	153,303
3.50%, 10/1/2024	250,000	244,429
4.25%, 10/1/2034	100,000	98,175
4.38%, 11/15/2042	150,000	146,357
Eastman Chemical Co.,
3.60%, 8/15/2022	250,000	249,613
Ecolab, Inc.,
2.25%, 1/12/2020	135,000	133,325
4.35%, 12/8/2021	81,000	84,052
3.25%, 1/14/2023	250,000	248,363
EI du Pont de Nemours & Co.,
4.90%, 1/15/2041	100,000	104,975
Lubrizol Corp. (The),
6.50%, 10/1/2034	103,000	136,044
LyondellBasell Industries NV,
6.00%, 11/15/2021	400,000	430,017
4.63%, 2/26/2055	100,000	95,366
Monsanto Co.,
2.85%, 4/15/2025	250,000	232,268
4.20%, 7/15/2034	70,000	68,405
Mosaic Co. (The),
5.45%, 11/15/2033	250,000	258,165
Nutrien Ltd.,
3.15%, 10/1/2022	50,000	48,878
5.88%, 12/1/2036	125,000	142,520
6.13%, 1/15/2041	100,000	116,766

Corporate Bonds (continued)

	Principal Amount	Value

Chemicals (continued)
Praxair, Inc.,
4.05%, 3/15/2021	$150,000	$153,816
3.20%, 1/30/2026	250,000	242,979
Sherwin-Williams Co. (The),
4.50%, 6/1/2047	150,000	146,962

		3,534,778

Commercial Services & Supplies 0.1%
Catholic Health Initiatives,
4.35%, 11/1/2042	50,000	45,754
Republic Services, Inc.,
5.25%, 11/15/2021	350,000	371,430
3.20%, 3/15/2025	100,000	96,288
Waste Management, Inc.,
3.90%, 3/1/2035	90,000	88,169

		601,641

Communications Equipment 0.1%
Cisco Systems, Inc.,
2.50%, 9/20/2026	250,000	231,448
5.50%, 1/15/2040	250,000	302,871
Motorola Solutions, Inc.,
4.00%, 9/1/2024	150,000	147,672
7.50%, 5/15/2025	144,000	166,901

		848,892

Construction Materials 0.0%†
Vulcan Materials Co.,
3.90%, 4/1/2027	100,000	96,407

Consumer Finance 0.9%
AerCap Ireland Capital DAC,
4.25%, 7/1/2020	750,000	762,545
3.65%, 7/21/2027	250,000	231,734
American Express Co.,
2.50%, 8/1/2022	1,000,000	959,437
3.63%, 12/5/2024	150,000	146,931
American Honda Finance Corp.,
2.25%, 8/15/2019	500,000	496,650
Capital One Financial Corp.,
2.50%, 5/12/2020	500,000	492,387
3.75%, 4/24/2024	100,000	98,236
3.75%, 3/9/2027	250,000	237,314
Caterpillar Financial Services Corp.,
2.75%, 8/20/2021	500,000	492,354
Ford Motor Credit Co. LLC,
2.43%, 6/12/2020	500,000	490,394
3.34%, 3/18/2021	250,000	248,307
5.88%, 8/2/2021	250,000	266,021
3.66%, 9/8/2024	250,000	239,832
General Motors Financial Co., Inc.,
3.15%, 1/15/2020	391,000	390,618
4.38%, 9/25/2021	100,000	102,240
5.25%, 3/1/2026	350,000	363,796
4.00%, 10/6/2026	250,000	239,197
HSBC USA, Inc.,
2.38%, 11/13/2019	350,000	346,325
2.75%, 8/7/2020	250,000	248,252
John Deere Capital Corp.,
2.65%, 1/6/2022	140,000	137,327

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Consumer Finance (continued)
Synchrony Financial,
4.50%, 7/23/2025	$190,000	$186,932
Toyota Motor Credit Corp.,
2.13%, 7/18/2019	350,000	347,653

		7,524,482

Containers & Packaging 0.0%†
International Paper Co.,
4.80%, 6/15/2044	250,000	246,487

Diversified Consumer Services 0.1%
Massachusetts Institute of Technology,
4.68%, 7/1/2114	200,000	217,017
Northwestern University,
Series 2017, 3.66%, 12/1/2057	12,000	11,612
President & Fellows of Harvard College,
3.15%, 7/15/2046	50,000	44,824
3.30%, 7/15/2056	100,000	90,007
Princeton University,
5.70%, 3/1/2039	200,000	255,106
University of Notre Dame du Lac,
Series 2017, 3.39%, 2/15/2048	30,000	28,293

		646,859

Diversified Financial Services 0.4%
AXA Financial, Inc.,
7.00%, 4/1/2028	92,000	109,318
Bank One Corp.,
8.00%, 4/29/2027	202,000	254,230
Boeing Capital Corp.,
4.70%, 10/27/2019	250,000	257,647
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/2020	206,000	201,317
4.42%, 11/15/2035	582,000	557,342
National Rural Utilities Cooperative Finance Corp.,
8.00%, 3/1/2032	111,000	154,605
Shell International Finance BV,
1.38%, 9/12/2019	1,000,000	982,289
4.13%, 5/11/2035	150,000	153,104
6.38%, 12/15/2038	250,000	328,774
4.00%, 5/10/2046	150,000	146,671
3.75%, 9/12/2046	150,000	141,932
Voya Financial, Inc.,
3.65%, 6/15/2026	100,000	95,536

		3,382,765

Diversified Telecommunication Services 1.1%
AT&T, Inc.,
2.45%, 6/30/2020	750,000	740,740
3.80%, 3/15/2022	500,000	504,819
3.95%, 1/15/2025	350,000	347,074
4.13%, 2/17/2026	250,000	247,237
4.25%, 3/1/2027	250,000	248,183
3.90%, 8/14/2027	250,000	253,000
4.50%, 5/15/2035	310,000	295,545
5.25%, 3/1/2037	250,000	255,475

Corporate Bonds (continued)

	Principal Amount	Value

Diversified Telecommunication Services (continued)
4.90%, 8/14/2037	$350,000	$354,400
5.35%, 9/1/2040	175,000	178,668
4.30%, 12/15/2042	267,000	237,576
4.80%, 6/15/2044	150,000	141,932
4.75%, 5/15/2046	250,000	232,837
4.50%, 3/9/2048	160,000	142,937
4.55%, 3/9/2049	100,000	89,474
5.15%, 2/14/2050	250,000	253,294
British Telecommunications plc,
9.12%, 12/15/2030	191,000	274,595
Deutsche Telekom International Finance BV,
8.75%, 6/15/2030	106,000	146,467
Orange SA,
1.63%, 11/3/2019	150,000	147,172
9.00%, 3/1/2031 (d)	133,000	190,069
5.50%, 2/6/2044	100,000	114,298
Telefonica Emisiones SAU,
5.46%, 2/16/2021	150,000	158,665
4.57%, 4/27/2023	200,000	208,621
4.10%, 3/8/2027	350,000	345,777
4.90%, 3/6/2048	150,000	148,774
Verizon Communications, Inc.,
2.95%, 3/15/2022	258,000	253,212
3.50%, 11/1/2024	500,000	491,189
4.13%, 3/16/2027	250,000	249,962
4.40%, 11/1/2034	500,000	483,958
4.81%, 3/15/2039	269,000	266,300
3.85%, 11/1/2042	250,000	212,871
6.55%, 9/15/2043	500,000	600,272
4.52%, 9/15/2048	250,000	231,861
5.01%, 4/15/2049	95,000	94,628
5.01%, 8/21/2054	150,000	145,465

		9,287,347

Electric Utilities 1.3%
CenterPoint Energy Houston Electric LLC,
3.95%, 3/1/2048	150,000	148,684
Cleveland Electric Illuminating Co. (The),
5.50%, 8/15/2024	200,000	218,203
Connecticut Light & Power Co. (The),
4.00%, 4/1/2048	100,000	100,598
DTE Electric Co.,
3.65%, 3/15/2024	250,000	252,477
3.70%, 3/15/2045	80,000	75,983
Duke Energy Carolinas LLC,
4.30%, 6/15/2020	250,000	256,774
Duke Energy Corp.,
3.05%, 8/15/2022	200,000	196,237
3.75%, 4/15/2024	250,000	249,258
2.65%, 9/1/2026	500,000	453,182
3.75%, 9/1/2046	250,000	224,284
Duke Energy Florida LLC,
5.90%, 3/1/2033	247,000	294,943
Duke Energy Indiana LLC,
3.75%, 7/15/2020	100,000	101,810
Duke Energy Ohio, Inc.,
Series A, 5.40%, 6/15/2033	51,000	57,043
3.70%, 6/15/2046	100,000	94,193

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Electric Utilities (continued)
Emera US Finance LP,
3.55%, 6/15/2026	$250,000	$237,501
Entergy Corp.,
5.13%, 9/15/2020	300,000	310,409
4.00%, 7/15/2022	200,000	202,627
Eversource Energy,
Series H, 3.15%, 1/15/2025	125,000	120,101
Exelon Corp.,
3.50%, 6/1/2022	500,000	492,106
5.63%, 6/15/2035	250,000	292,048
FirstEnergy Corp.,
Series B, 4.25%, 3/15/2023	500,000	507,887
Florida Power & Light Co.,
5.65%, 2/1/2037	200,000	242,125
4.05%, 10/1/2044	100,000	101,474
Georgia Power Co.,
4.30%, 3/15/2042	100,000	100,108
Great Plains Energy, Inc.,
4.85%, 6/1/2021	100,000	103,133
Hydro-Quebec,
Series HY, 8.40%, 1/15/2022	153,000	178,094
Series GF, 8.88%, 3/1/2026	109,000	145,175
Iberdrola International BV,
5.81%, 3/15/2025	82,000	91,588
Kansas City Power & Light Co.,
3.65%, 8/15/2025	100,000	99,131
MidAmerican Energy Co.,
5.80%, 10/15/2036	200,000	245,314
Nevada Power Co.,
5.45%, 5/15/2041	100,000	117,337
Northern States Power Co.,
4.00%, 8/15/2045	85,000	85,549
Ohio Power Co.,
4.15%, 4/1/2048	250,000	252,594
Oncor Electric Delivery Co. LLC,
5.30%, 6/1/2042	150,000	178,372
Pacific Gas & Electric Co.,
3.25%, 6/15/2023	250,000	244,110
2.95%, 3/1/2026	250,000	230,498
5.80%, 3/1/2037	150,000	170,507
6.25%, 3/1/2039	100,000	121,207
4.00%, 12/1/2046	100,000	91,437
PacifiCorp,
5.25%, 6/15/2035	123,000	141,148
PPL Capital Funding, Inc.,
5.00%, 3/15/2044	250,000	267,742
Progress Energy, Inc.,
7.75%, 3/1/2031	164,000	219,859
Public Service Co. of Colorado,
3.60%, 9/15/2042	100,000	93,901
Public Service Electric & Gas Co.,
3.95%, 5/1/2042	200,000	199,620
South Carolina Electric & Gas Co.,
6.05%, 1/15/2038	200,000	231,180
Southern California Edison Co.,
Series B, 2.40%, 2/1/2022	250,000	241,969
6.00%, 1/15/2034	123,000	148,934
4.00%, 4/1/2047	250,000	246,609
Southern Co. (The),
2.75%, 6/15/2020	300,000	297,246

Corporate Bonds (continued)

	Principal Amount	Value

Electric Utilities (continued)
3.25%, 7/1/2026	$210,000	$197,315
4.40%, 7/1/2046	250,000	246,508
Virginia Electric & Power Co.,
Series B, 4.20%, 5/15/2045	120,000	120,520
Wisconsin Electric Power Co.,
2.95%, 9/15/2021	250,000	248,288
5.63%, 5/15/2033	41,000	47,536
Xcel Energy, Inc.,
6.50%, 7/1/2036	123,000	159,024

		10,791,500

Electrical Equipment 0.1%
ABB Finance USA, Inc.,
4.38%, 5/8/2042	100,000	102,964
Eaton Corp.,
2.75%, 11/2/2022	250,000	242,178
4.00%, 11/2/2032	150,000	147,350
Emerson Electric Co.,
6.00%, 8/15/2032	57,000	68,112

		560,604

Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc.,
4.50%, 3/1/2023	100,000	101,290
Avnet, Inc.,
5.88%, 6/15/2020	250,000	261,271
Corning, Inc.,
2.90%, 5/15/2022	365,000	358,295
Tyco Electronics Group SA,
3.50%, 2/3/2022	150,000	150,897

		871,753

Energy Equipment & Services 0.2%
Baker Hughes a GE Co. LLC,
3.20%, 8/15/2021	250,000	250,482
3.34%, 12/15/2027	145,000	136,136
Halliburton Co.,
3.80%, 11/15/2025	400,000	397,273
6.70%, 9/15/2038	250,000	317,151
National Oilwell Varco, Inc.,
3.95%, 12/1/2042	100,000	87,192

		1,188,234

Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.,
2.80%, 6/1/2020	250,000	247,913
5.05%, 9/1/2020	400,000	414,741
4.40%, 2/15/2026	25,000	24,892
AvalonBay Communities, Inc.,
3.45%, 6/1/2025	100,000	97,359
Boston Properties LP,
2.75%, 10/1/2026	500,000	449,204
Crown Castle International Corp.,
3.70%, 6/15/2026	280,000	266,277
Digital Realty Trust LP,
5.25%, 3/15/2021	250,000	261,467
Duke Realty LP,
3.88%, 10/15/2022	250,000	252,389
ERP Operating LP,
2.85%, 11/1/2026	500,000	463,004

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) (continued)
HCP, Inc.,
3.40%, 2/1/2025	$500,000	$474,170
Hospitality Properties Trust,
4.38%, 2/15/2030	250,000	233,955
Host Hotels & Resorts LP,
Series D, 3.75%, 10/15/2023	100,000	97,691
Series E, 4.00%, 6/15/2025	190,000	184,826
Kimco Realty Corp.,
4.45%, 9/1/2047	250,000	232,299
Omega Healthcare Investors, Inc.,
4.50%, 4/1/2027	250,000	237,250
Realty Income Corp.,
4.65%, 8/1/2023	250,000	258,685
Simon Property Group LP,
4.75%, 3/15/2042	250,000	257,857
Ventas Realty LP,
4.75%, 6/1/2021	100,000	103,392
4.25%, 3/1/2022	250,000	255,030
Welltower, Inc.,
5.25%, 1/15/2022	300,000	314,527
Weyerhaeuser Co.,
7.38%, 3/15/2032	250,000	325,456

		5,452,384

Food & Staples Retailing 0.5%
Costco Wholesale Corp.,
2.25%, 2/15/2022	85,000	82,530
CVS Health Corp.,
3.50%, 7/20/2022	500,000	497,678
3.70%, 3/9/2023	250,000	248,647
4.10%, 3/25/2025	250,000	249,100
4.30%, 3/25/2028	500,000	494,570
4.88%, 7/20/2035	250,000	255,113
4.78%, 3/25/2038	250,000	247,217
5.05%, 3/25/2048	350,000	355,564
Kroger Co. (The),
4.00%, 2/1/2024	350,000	351,365
7.50%, 4/1/2031	178,000	222,314
Sysco Corp.,
3.75%, 10/1/2025	75,000	74,613
3.30%, 7/15/2026	130,000	124,260
Walgreen Co.,
3.10%, 9/15/2022	150,000	146,775
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/2026	305,000	286,118
4.50%, 11/18/2034	155,000	150,842
Walmart, Inc.,
7.55%, 2/15/2030	82,000	112,543
5.25%, 9/1/2035	92,000	108,657
6.20%, 4/15/2038	198,000	259,568
5.63%, 4/15/2041	150,000	187,489

		4,454,963

Food Products 0.4%
Archer-Daniels-Midland Co.,
2.50%, 8/11/2026	500,000	454,691
Campbell Soup Co.,
4.25%, 4/15/2021	100,000	102,724
4.15%, 3/15/2028	150,000	145,881
4.80%, 3/15/2048	50,000	48,094
Conagra Brands, Inc.,
7.00%, 10/1/2028	154,000	182,959

Corporate Bonds (continued)

	Principal Amount	Value

Food Products (continued)
General Mills, Inc.,
3.15%, 12/15/2021	$200,000	$198,273
4.70%, 4/17/2048	150,000	144,745
JM Smucker Co. (The),
4.25%, 3/15/2035	200,000	194,211
Kellogg Co.,
3.25%, 4/1/2026	40,000	37,778
Kraft Heinz Foods Co.,
3.00%, 6/1/2026	60,000	54,470
6.88%, 1/26/2039	138,000	166,209
5.20%, 7/15/2045	150,000	148,893
4.38%, 6/1/2046	250,000	224,931
Mead Johnson Nutrition Co.,
4.13%, 11/15/2025	110,000	111,828
Tyson Foods, Inc.,
4.50%, 6/15/2022	250,000	258,660
4.55%, 6/2/2047	50,000	48,219
Unilever Capital Corp.,
2.00%, 7/28/2026	250,000	220,943
5.90%, 11/15/2032	144,000	177,619

		2,921,128

Gas Utilities 0.1%
Atmos Energy Corp.,
4.13%, 10/15/2044	100,000	101,584
CenterPoint Energy Resources Corp.,
4.50%, 1/15/2021	212,000	217,605
Dominion Energy Gas Holdings LLC,
2.80%, 11/15/2020	335,000	331,686
National Fuel Gas Co.,
3.75%, 3/1/2023	250,000	247,196

		898,071

Health Care Equipment & Supplies 0.4%
Abbott Laboratories,
3.25%, 4/15/2023	200,000	196,423
3.88%, 9/15/2025	45,000	44,882
3.75%, 11/30/2026	500,000	493,042
5.30%, 5/27/2040	250,000	278,661
Baxter International, Inc.,
2.60%, 8/15/2026	230,000	207,251
Becton Dickinson and Co.,
3.13%, 11/8/2021	250,000	245,970
3.30%, 3/1/2023	250,000	242,918
4.67%, 6/6/2047	250,000	244,010
Koninklijke Philips NV,
5.00%, 3/15/2042	100,000	110,355
Medtronic, Inc.,
3.15%, 3/15/2022	135,000	134,695
3.63%, 3/15/2024	200,000	200,641
4.38%, 3/15/2035	250,000	259,162
4.63%, 3/15/2045	250,000	264,220
Stryker Corp.,
3.38%, 11/1/2025	80,000	78,281
3.50%, 3/15/2026	35,000	34,430
4.63%, 3/15/2046	200,000	208,451
Zimmer Biomet Holdings, Inc.,
3.38%, 11/30/2021	150,000	148,850
4.25%, 8/15/2035	48,000	45,423

		3,437,665

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Health Care Providers & Services 0.6%
Aetna, Inc.,
6.63%, 6/15/2036	$250,000	$316,863
AmerisourceBergen Corp.,
4.25%, 3/1/2045	100,000	92,403
Anthem, Inc.,
3.50%, 8/15/2024	250,000	243,046
4.65%, 8/15/2044	250,000	246,713
Cardinal Health, Inc.,
3.20%, 6/15/2022	200,000	196,412
3.75%, 9/15/2025	170,000	165,849
Cigna Corp.,
3.25%, 4/15/2025	250,000	236,165
3.05%, 10/15/2027	250,000	226,885
Duke University Health System, Inc.,
Series 2017, 3.92%, 6/1/2047	138,000	135,793
Express Scripts Holding Co.,
3.90%, 2/15/2022	250,000	250,992
4.50%, 2/25/2026	100,000	100,283
4.80%, 7/15/2046	150,000	146,866
Humana, Inc.,
3.15%, 12/1/2022	250,000	246,462
Laboratory Corp. of America Holdings,
3.75%, 8/23/2022	200,000	201,298
McKesson Corp.,
3.95%, 2/16/2028	500,000	489,380
Northwell Healthcare, Inc.,
4.26%, 11/1/2047	20,000	19,273
Providence St Joseph Health Obligated Group,
Series A, 3.93%, 10/1/2048	15,000	14,258
Stanford Health Care,
Series 2018, 3.80%, 11/15/2048	12,000	11,599
Sutter Health,
Series 2018, 4.09%, 8/15/2048	36,000	35,334
UnitedHealth Group, Inc.,
2.88%, 12/15/2021	500,000	493,818
3.45%, 1/15/2027	250,000	243,475
3.38%, 4/15/2027	250,000	242,666
4.63%, 7/15/2035	25,000	26,722
5.80%, 3/15/2036	417,000	501,260

		4,883,815

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp.,
5.38%, 8/15/2021	100,000	105,476
Marriott International, Inc.,
Series N, 3.13%, 10/15/2021	250,000	247,901
McDonald’s Corp.,
3.70%, 1/30/2026	250,000	249,527
4.88%, 7/15/2040	50,000	53,717
4.88%, 12/9/2045	250,000	264,701
Wyndham Worldwide Corp.,
5.63%, 3/1/2021	150,000	156,304

		1,077,626

Household Durables 0.1%
Newell Brands, Inc.,
2.88%, 12/1/2019	250,000	248,542
4.20%, 4/1/2026	280,000	274,939

Corporate Bonds (continued)

	Principal Amount	Value

Household Durables (continued)
Whirlpool Corp.,
3.70%, 5/1/2025	$250,000	$246,431

		769,912

Household Products 0.1%
Colgate-Palmolive Co.,
2.45%, 11/15/2021	100,000	98,327
Kimberly-Clark Corp.,
2.65%, 3/1/2025	55,000	51,874
3.20%, 7/30/2046	210,000	180,191
Procter & Gamble Co. (The),
1.90%, 11/1/2019	250,000	247,810
3.50%, 10/25/2047	100,000	93,420

		671,622

Independent Power and Renewable Electricity Producers 0.1%
Exelon Generation Co. LLC,
2.95%, 1/15/2020	250,000	249,102
5.75%, 10/1/2041	150,000	151,963
5.60%, 6/15/2042	250,000	254,768
Southern Power Co.,
4.15%, 12/1/2025	250,000	252,880

		908,713

Industrial Conglomerates 0.3%
3M Co.,
3.00%, 8/7/2025	250,000	245,350
5.70%, 3/15/2037	50,000	61,959
General Electric Co.,
2.20%, 1/9/2020	250,000	246,797
5.30%, 2/11/2021	72,000	75,530
2.70%, 10/9/2022	250,000	241,235
3.38%, 3/11/2024	250,000	243,845
6.75%, 3/15/2032	106,000	130,155
6.15%, 8/7/2037	144,000	167,900
5.88%, 1/14/2038	150,000	170,307
6.88%, 1/10/2039	100,000	127,248
4.50%, 3/11/2044	100,000	96,798
Honeywell International, Inc.,
1.85%, 11/1/2021	500,000	480,753
Ingersoll-Rand Global Holding Co. Ltd.,
5.75%, 6/15/2043	50,000	58,453
Ingersoll-Rand Luxembourg Finance SA,
3.55%, 11/1/2024	250,000	246,847

		2,593,177

Insurance 0.9%
Aflac, Inc.,
3.63%, 11/15/2024	250,000	249,564
Alleghany Corp.,
4.95%, 6/27/2022	250,000	262,622
Allstate Corp. (The),
(ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057 (b)	145,000	163,850
American International Group, Inc.,
3.30%, 3/1/2021	445,000	443,749
3.90%, 4/1/2026	240,000	234,659
4.80%, 7/10/2045	250,000	250,517

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Insurance (continued)
Aon Corp.,
5.00%, 9/30/2020	$400,000	$415,703
Aon plc,
3.88%, 12/15/2025	100,000	99,075
Arch Capital Finance LLC,
4.01%, 12/15/2026	250,000	248,266
AXA Equitable Holdings, Inc.,
5.00%, 4/20/2048 (c)	150,000	143,753
Berkshire Hathaway Finance Corp.,
4.40%, 5/15/2042	150,000	155,731
Brighthouse Financial, Inc.,
3.70%, 6/22/2027 (c)	250,000	226,360
Chubb INA Holdings, Inc.,
2.70%, 3/13/2023	250,000	242,018
3.35%, 5/3/2026	45,000	43,790
4.35%, 11/3/2045	250,000	258,739
CNA Financial Corp.,
5.75%, 8/15/2021	250,000	266,371
Hartford Financial Services Group, Inc. (The),
6.10%, 10/1/2041	100,000	122,551
Lincoln National Corp.,
4.85%, 6/24/2021	50,000	52,235
6.15%, 4/7/2036	160,000	187,399
Loews Corp.,
4.13%, 5/15/2043	100,000	95,133
Manulife Financial Corp.,
4.15%, 3/4/2026	100,000	100,648
Marsh & McLennan Cos., Inc.,
4.80%, 7/15/2021	300,000	312,203
MetLife, Inc.,
3.12%, 12/15/2022	250,000	245,748
5.70%, 6/15/2035	86,000	101,416
6.40%, 12/15/2036	200,000	218,000
4.60%, 5/13/2046	85,000	87,074
Nationwide Financial Services, Inc.,
6.75%, 5/15/2037 (e)	75,000	83,625
Principal Financial Group, Inc.,
3.30%, 9/15/2022	250,000	247,652
Progressive Corp. (The),
3.75%, 8/23/2021	150,000	152,622
6.25%, 12/1/2032	113,000	138,127
Prudential Financial, Inc.,
5.38%, 6/21/2020	250,000	261,288
6.63%, 6/21/2040	100,000	131,075
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (b)	150,000	156,563
3.91%, 12/7/2047 (c)	130,000	119,849
Reinsurance Group of America, Inc.,
5.00%, 6/1/2021	100,000	104,000
Travelers Cos., Inc. (The),
4.00%, 5/30/2047	150,000	146,247
Travelers Property Casualty Corp.,
6.38%, 3/15/2033	133,000	165,325
Willis Towers Watson plc,
5.75%, 3/15/2021	100,000	105,581
XLIT Ltd.,
4.45%, 3/31/2025	500,000	498,060

		7,537,188

Corporate Bonds (continued)

	Principal Amount	Value

Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc.,
3.30%, 12/5/2021	$250,000	$251,755
2.80%, 8/22/2024 (c)	150,000	144,368
3.15%, 8/22/2027 (c)	250,000	239,991
4.80%, 12/5/2034	100,000	110,275
3.88%, 8/22/2037 (c)	250,000	247,800
4.05%, 8/22/2047 (c)	200,000	197,832
Expedia Group, Inc.,
5.95%, 8/15/2020	150,000	158,227
QVC, Inc.,
4.38%, 3/15/2023	100,000	99,451

		1,449,699

Internet Software & Services 0.1%
Alibaba Group Holding Ltd.,
3.13%, 11/28/2021	200,000	198,629
4.20%, 12/6/2047	250,000	235,262
Alphabet, Inc.,
3.63%, 5/19/2021	100,000	102,373
eBay, Inc.,
3.25%, 10/15/2020	100,000	100,137
3.80%, 3/9/2022	140,000	141,566

		777,967

IT Services 0.2%
Broadridge Financial Solutions, Inc.,
3.40%, 6/27/2026	80,000	75,893
DXC Technology Co.,
4.45%, 9/18/2022	100,000	101,895
Fidelity National Information Services, Inc.,
5.00%, 10/15/2025	250,000	263,969
Fiserv, Inc.,
4.75%, 6/15/2021	200,000	208,130
International Business Machines Corp.,
2.90%, 11/1/2021	150,000	148,832
3.45%, 2/19/2026	250,000	246,740
5.88%, 11/29/2032	250,000	305,005
Visa, Inc.,
3.15%, 12/14/2025	195,000	190,154
4.30%, 12/14/2045	200,000	207,930
Western Union Co. (The),
6.20%, 11/17/2036	100,000	103,075

		1,851,623

Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/2020	100,000	103,704
PerkinElmer, Inc.,
5.00%, 11/15/2021	100,000	105,017
Thermo Fisher Scientific, Inc.,
3.60%, 8/15/2021	250,000	251,737
3.20%, 8/15/2027	250,000	234,351

		694,809

Machinery 0.2%
Caterpillar, Inc.,
2.60%, 6/26/2022	250,000	243,194
6.05%, 8/15/2036	123,000	155,255

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Machinery (continued)
3.80%, 8/15/2042	$97,000	$94,146
Deere & Co.,
3.90%, 6/9/2042	100,000	98,757
Dover Corp.,
5.38%, 3/1/2041	50,000	57,150
IDEX Corp.,
4.20%, 12/15/2021	200,000	202,413
Illinois Tool Works, Inc.,
4.88%, 9/15/2041	200,000	227,821
Parker-Hannifin Corp.,
4.20%, 11/21/2034	250,000	257,447
Stanley Black & Decker, Inc.,
2.90%, 11/1/2022	150,000	146,662

		1,482,845

Media 0.9%
21st Century Fox America, Inc.,
3.70%, 9/15/2024	100,000	99,669
3.70%, 10/15/2025	100,000	99,482
7.28%, 6/30/2028	53,000	65,295
6.55%, 3/15/2033	450,000	556,329
CBS Corp.,
2.50%, 2/15/2023	250,000	235,552
3.70%, 8/15/2024	250,000	245,045
5.50%, 5/15/2033	82,000	84,930
Charter Communications Operating LLC,
3.75%, 2/15/2028	500,000	456,152
6.83%, 10/23/2055	250,000	278,913
Comcast Corp.,
3.00%, 2/1/2024	250,000	241,425
3.15%, 3/1/2026	250,000	238,063
4.25%, 1/15/2033	250,000	252,627
7.05%, 3/15/2033	205,000	264,931
4.20%, 8/15/2034	150,000	147,813
6.50%, 11/15/2035	70,000	87,268
4.00%, 8/15/2047	250,000	229,787
3.97%, 11/1/2047	296,000	271,065
Discovery Communications LLC,
3.45%, 3/15/2025	135,000	128,986
4.90%, 3/11/2026	50,000	51,299
5.00%, 9/20/2037	250,000	244,899
Grupo Televisa SAB,
5.00%, 5/13/2045	250,000	225,209
NBCUniversal Media LLC,
5.15%, 4/30/2020	250,000	260,406
5.95%, 4/1/2041	100,000	118,872
Omnicom Group, Inc.,
3.63%, 5/1/2022	50,000	50,046
3.60%, 4/15/2026	250,000	239,363
Time Warner Cable LLC,
5.50%, 9/1/2041	250,000	244,676
4.50%, 9/15/2042	250,000	211,890
Time Warner, Inc.,
2.95%, 7/15/2026	250,000	229,724
3.80%, 2/15/2027	500,000	483,834
4.65%, 6/1/2044	150,000	143,666
Viacom, Inc.,
4.38%, 3/15/2043	200,000	177,320

Corporate Bonds (continued)

	Principal Amount	Value

Media (continued)
Walt Disney Co. (The),
3.00%, 2/13/2026	$50,000	$48,203
3.70%, 12/1/2042	100,000	95,234
3.00%, 7/30/2046	60,000	49,300
WPP Finance 2010,
4.75%, 11/21/2021	100,000	103,162
3.75%, 9/19/2024	250,000	241,752

		7,202,187

Metals & Mining 0.2%
Barrick Gold Corp.,
5.25%, 4/1/2042	200,000	214,340
BHP Billiton Finance USA Ltd.,
6.42%, 3/1/2026	55,000	64,488
5.00%, 9/30/2043	150,000	168,948
Newmont Mining Corp.,
5.88%, 4/1/2035	164,000	189,270
Nucor Corp.,
4.00%, 8/1/2023	250,000	255,262
Rio Tinto Alcan, Inc.,
5.75%, 6/1/2035	144,000	172,367
Rio Tinto Finance USA plc,
4.13%, 8/21/2042	50,000	50,105
Southern Copper Corp.,
6.75%, 4/16/2040	100,000	120,827
5.88%, 4/23/2045	50,000	55,932
Vale Overseas Ltd.,
6.88%, 11/21/2036	306,000	354,776
Vale SA,
5.63%, 9/11/2042	150,000	155,430

		1,801,745

Multiline Retail 0.1%
Kohl’s Corp.,
3.25%, 2/1/2023	150,000	146,831
Macy’s Retail Holdings, Inc.,
6.90%, 4/1/2029	50,000	52,795
Nordstrom, Inc.,
4.00%, 10/15/2021	250,000	253,052
Target Corp.,
2.50%, 4/15/2026	250,000	228,441
3.90%, 11/15/2047	250,000	232,762

		913,881

Multi-Utilities 0.5%
Ameren Corp.,
3.65%, 2/15/2026	250,000	242,305
Ameren Illinois Co.,
2.70%, 9/1/2022	350,000	340,420
Berkshire Hathaway Energy Co.,
3.50%, 2/1/2025	750,000	742,319
CenterPoint Energy, Inc.,
2.50%, 9/1/2022	250,000	239,575
CMS Energy Corp.,
3.00%, 5/15/2026	250,000	234,919
Consolidated Edison Co. of New York, Inc.,
5.70%, 6/15/2040	150,000	182,909
3.95%, 3/1/2043	250,000	242,590

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Multi-Utilities (continued)
Dominion Energy, Inc.,
5.20%, 8/15/2019	$100,000	$102,655
Series C, 2.00%, 8/15/2021	500,000	475,559
3.63%, 12/1/2024	250,000	245,948
Series B, 5.95%, 6/15/2035	174,000	204,354
Series C, 4.90%, 8/1/2041	100,000	107,135
NiSource, Inc.,
5.95%, 6/15/2041	150,000	177,627
Puget Energy, Inc.,
3.65%, 5/15/2025	250,000	245,437
Sempra Energy,
4.05%, 12/1/2023	200,000	203,462
6.00%, 10/15/2039	100,000	120,076
4.00%, 2/1/2048	150,000	137,353
Southern Co. Gas Capital Corp.,
4.40%, 6/1/2043	100,000	99,606
WEC Energy Group, Inc.,
3.55%, 6/15/2025	100,000	98,234

		4,442,483

Oil, Gas & Consumable Fuels 2.5%
Anadarko Petroleum Corp.,
5.55%, 3/15/2026	250,000	269,488
6.45%, 9/15/2036	269,000	319,191
Apache Corp.,
3.63%, 2/1/2021	250,000	250,898
4.75%, 4/15/2043	250,000	249,638
BP Capital Markets plc,
2.32%, 2/13/2020	250,000	247,662
4.50%, 10/1/2020	100,000	103,518
3.56%, 11/1/2021	250,000	253,479
3.06%, 3/17/2022	210,000	208,654
3.51%, 3/17/2025	250,000	248,215
Buckeye Partners LP,
4.15%, 7/1/2023	250,000	249,427
Canadian Natural Resources Ltd.,
6.25%, 3/15/2038	210,000	251,163
Cenovus Energy, Inc.,
5.40%, 6/15/2047	250,000	249,062
Chevron Corp.,
2.19%, 11/15/2019	55,000	54,534
2.36%, 12/5/2022	250,000	241,504
2.95%, 5/16/2026	250,000	239,068
Columbia Pipeline Group, Inc.,
3.30%, 6/1/2020	350,000	349,051
ConocoPhillips,
5.90%, 10/15/2032	123,000	145,253
6.50%, 2/1/2039	200,000	261,369
ConocoPhillips Co.,
2.40%, 12/15/2022	250,000	238,775
3.35%, 5/15/2025	100,000	97,845
4.15%, 11/15/2034	145,000	146,731
Ecopetrol SA,
5.88%, 5/28/2045	325,000	313,381
El Paso Natural Gas Co. LLC,
8.37%, 6/15/2032	50,000	63,303
Enable Midstream Partners LP,
5.00%, 5/15/2044	50,000	47,184
Enbridge Energy Partners LP,
5.20%, 3/15/2020	250,000	258,156
5.88%, 10/15/2025	250,000	272,911

Corporate Bonds (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.,
5.50%, 12/1/2046	$150,000	$164,433
Encana Corp.,
6.50%, 2/1/2038	250,000	302,131
Energy Transfer Partners LP,
4.65%, 6/1/2021	100,000	102,548
5.20%, 2/1/2022	250,000	259,785
6.05%, 6/1/2041	100,000	101,503
6.50%, 2/1/2042	250,000	264,687
EnLink Midstream Partners LP,
4.85%, 7/15/2026	250,000	249,938
Enterprise Products Operating LLC,
6.13%, 10/15/2039	215,000	257,274
4.85%, 8/15/2042	150,000	156,038
4.95%, 10/15/2054	250,000	256,435
EOG Resources, Inc.,
5.63%, 6/1/2019	130,000	133,665
4.10%, 2/1/2021	200,000	203,923
Exxon Mobil Corp.,
3.18%, 3/15/2024	200,000	199,341
2.71%, 3/6/2025	250,000	239,180
3.04%, 3/1/2026	75,000	72,591
4.11%, 3/1/2046	100,000	102,341
Hess Corp.,
4.30%, 4/1/2027	250,000	243,033
7.30%, 8/15/2031	127,000	151,083
Husky Energy, Inc.,
3.95%, 4/15/2022	200,000	202,601
Kinder Morgan Energy Partners LP,
5.80%, 3/15/2035	144,000	152,483
6.38%, 3/1/2041	100,000	111,402
Kinder Morgan, Inc.,
3.05%, 12/1/2019	500,000	498,395
4.30%, 6/1/2025	85,000	84,970
5.30%, 12/1/2034	200,000	202,404
5.05%, 2/15/2046	250,000	239,945
Magellan Midstream Partners LP,
4.25%, 9/15/2046	100,000	95,126
Marathon Oil Corp.,
6.80%, 3/15/2032	82,000	97,037
Marathon Petroleum Corp.,
5.13%, 3/1/2021	300,000	313,713
6.50%, 3/1/2041	100,000	120,023
MPLX LP,
5.50%, 2/15/2023	250,000	255,937
4.50%, 7/15/2023	250,000	256,232
4.13%, 3/1/2027	250,000	243,933
4.70%, 4/15/2048	150,000	141,962
Nexen Energy ULC,
5.88%, 3/10/2035	92,000	105,736
6.40%, 5/15/2037	250,000	304,020
Noble Energy, Inc.,
3.90%, 11/15/2024	250,000	248,843
6.00%, 3/1/2041	150,000	169,428
Occidental Petroleum Corp.,
3.13%, 2/15/2022	200,000	199,430
3.40%, 4/15/2026	140,000	137,079
3.00%, 2/15/2027	150,000	142,208
4.20%, 3/15/2048	150,000	149,068
ONEOK, Inc.,
4.95%, 7/13/2047	250,000	250,612

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Petro-Canada,
5.95%, 5/15/2035	$189,000	$224,169
Petroleos Mexicanos,
6.38%, 2/4/2021	500,000	526,250
4.50%, 1/23/2026	250,000	235,612
6.50%, 3/13/2027	250,000	258,902
6.63%, 6/15/2035	301,000	299,044
5.50%, 6/27/2044	80,000	67,455
6.38%, 1/23/2045	250,000	231,625
5.63%, 1/23/2046	100,000	84,475
6.75%, 9/21/2047	359,000	346,579
Phillips 66,
5.88%, 5/1/2042	150,000	176,868
Phillips 66 Partners LP,
3.75%, 3/1/2028	250,000	238,317
Pioneer Natural Resources Co.,
3.95%, 7/15/2022	50,000	50,728
Plains All American Pipeline LP,
4.70%, 6/15/2044	250,000	223,462
Sabine Pass Liquefaction LLC,
6.25%, 3/15/2022	250,000	269,841
5.00%, 3/15/2027	250,000	257,975
Spectra Energy Partners LP,
3.50%, 3/15/2025	250,000	237,985
Statoil ASA,
2.75%, 11/10/2021	500,000	494,403
2.45%, 1/17/2023	250,000	240,419
Suncor Energy, Inc.,
3.60%, 12/1/2024	120,000	118,337
Sunoco Logistics Partners Operations LP,
5.35%, 5/15/2045	150,000	138,583
Total Capital International SA,
3.70%, 1/15/2024	500,000	505,480
TransCanada PipeLines Ltd.,
3.80%, 10/1/2020	250,000	253,838
4.63%, 3/1/2034	250,000	256,049
5.85%, 3/15/2036	150,000	174,723
Valero Energy Corp.,
3.65%, 3/15/2025	205,000	202,140
7.50%, 4/15/2032	82,000	105,935
6.63%, 6/15/2037	100,000	124,873
Western Gas Partners LP,
5.30%, 3/1/2048	150,000	146,825
Williams Partners LP,
3.90%, 1/15/2025	250,000	243,813
5.40%, 3/4/2044	250,000	254,918

		20,801,599

Paper & Forest Products 0.0%†
Georgia-Pacific LLC,
8.88%, 5/15/2031	200,000	294,779

Pharmaceuticals 0.9%
Allergan Finance LLC,
3.25%, 10/1/2022	200,000	194,268
Allergan Funding SCS,
3.45%, 3/15/2022	155,000	152,406
3.85%, 6/15/2024	40,000	38,968
4.55%, 3/15/2035	100,000	94,172

Corporate Bonds (continued)

	Principal Amount	Value

Pharmaceuticals (continued)
4.85%, 6/15/2044	$150,000	$144,245
4.75%, 3/15/2045	84,000	79,381
AstraZeneca plc,
3.38%, 11/16/2025	250,000	242,964
6.45%, 9/15/2037	140,000	177,925
Bristol-Myers Squibb Co.,
2.00%, 8/1/2022	350,000	334,411
Eli Lilly & Co.,
2.75%, 6/1/2025	45,000	43,014
3.10%, 5/15/2027	200,000	192,285
GlaxoSmithKline Capital plc,
2.85%, 5/8/2022	250,000	246,070
GlaxoSmithKline Capital, Inc.,
5.38%, 4/15/2034	139,000	157,926
Johnson & Johnson,
2.95%, 9/1/2020	100,000	100,602
2.45%, 12/5/2021	250,000	245,903
2.45%, 3/1/2026	75,000	69,745
4.95%, 5/15/2033	287,000	327,090
3.63%, 3/3/2037	250,000	243,966
Merck & Co., Inc.,
2.75%, 2/10/2025	220,000	210,387
4.15%, 5/18/2043	250,000	255,185
Mylan NV,
3.15%, 6/15/2021	750,000	736,249
3.95%, 6/15/2026	100,000	95,009
Novartis Capital Corp.,
3.40%, 5/6/2024	500,000	498,235
3.00%, 11/20/2025	250,000	241,657
Pfizer, Inc.,
3.00%, 12/15/2026	250,000	239,449
7.20%, 3/15/2039	375,000	528,545
Pharmacia LLC,
6.60%, 12/1/2028	123,000	152,956
Shire Acquisitions Investments Ireland DAC,
2.40%, 9/23/2021	750,000	719,489
3.20%, 9/23/2026	190,000	173,174
Zoetis, Inc.,
3.25%, 2/1/2023	50,000	49,291
4.50%, 11/13/2025	115,000	119,745

		7,104,712

Road & Rail 0.3%
Burlington Northern Santa Fe LLC,
7.95%, 8/15/2030	144,000	198,158
5.05%, 3/1/2041	350,000	390,773
4.70%, 9/1/2045	150,000	162,338
Canadian National Railway Co.,
6.90%, 7/15/2028	168,000	209,893
6.20%, 6/1/2036	64,000	81,164
Canadian Pacific Railway Co.,
2.90%, 2/1/2025	250,000	236,237
4.80%, 8/1/2045	150,000	164,701
CSX Corp.,
5.50%, 4/15/2041	100,000	112,643
3.95%, 5/1/2050	250,000	225,235
Norfolk Southern Corp.,
2.90%, 2/15/2023	92,000	89,725
5.59%, 5/17/2025	59,000	65,143

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Road & Rail (continued)
4.84%, 10/1/2041	$15,000	$16,084
4.45%, 6/15/2045	50,000	50,717
4.05%, 8/15/2052 (c)	132,000	123,687
Ryder System, Inc.,
2.50%, 5/11/2020	105,000	103,639
Union Pacific Corp.,
3.25%, 8/15/2025	250,000	244,921
3.60%, 9/15/2037	250,000	235,616
4.05%, 3/1/2046	105,000	103,350

		2,814,024

Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc.,
4.30%, 6/15/2021	300,000	310,137
4.35%, 4/1/2047	100,000	103,156
Broadcom Corp.,
3.63%, 1/15/2024	750,000	728,627
Intel Corp.,
1.70%, 5/19/2021	500,000	481,866
2.70%, 12/15/2022	250,000	244,963
3.70%, 7/29/2025	150,000	151,411
4.10%, 5/11/2047	100,000	100,092
3.73%, 12/8/2047 (c)	207,000	193,809
KLA-Tencor Corp.,
4.65%, 11/1/2024	215,000	222,220
Lam Research Corp.,
3.80%, 3/15/2025	145,000	144,019
QUALCOMM, Inc.,
(ICE LIBOR USD 3 Month + 0.45%), 2.33%, 5/20/2020 (b)	55,000	55,224
2.60%, 1/30/2023	70,000	66,187
3.25%, 5/20/2027	250,000	230,079
4.65%, 5/20/2035	250,000	248,030
Texas Instruments, Inc.,
1.75%, 5/1/2020	250,000	244,959

		3,524,779

Software 0.6%
Adobe Systems, Inc.,
3.25%, 2/1/2025	70,000	68,890
CA, Inc.,
4.50%, 8/15/2023	240,000	245,550
Microsoft Corp.,
3.00%, 10/1/2020	350,000	352,850
2.00%, 8/8/2023	250,000	235,372
2.88%, 2/6/2024	185,000	180,319
2.40%, 8/8/2026	215,000	197,901
3.30%, 2/6/2027	250,000	245,107
3.50%, 2/12/2035	415,000	403,553
4.45%, 11/3/2045	75,000	80,190
3.70%, 8/8/2046	500,000	479,731
4.25%, 2/6/2047	250,000	262,344
4.50%, 2/6/2057	150,000	160,429
Oracle Corp.,
5.00%, 7/8/2019	100,000	102,794
2.25%, 10/8/2019	250,000	248,862
1.90%, 9/15/2021	500,000	482,570
2.65%, 7/15/2026	495,000	457,706
3.25%, 5/15/2030	400,000	377,591
4.30%, 7/8/2034	350,000	363,991

Corporate Bonds (continued)

	Principal Amount	Value

Software (continued)
4.00%, 7/15/2046	$100,000	$96,714
4.00%, 11/15/2047	250,000	243,477

		5,285,941

Specialty Retail 0.3%
AutoZone, Inc.,
4.00%, 11/15/2020	200,000	203,907
3.25%, 4/15/2025	165,000	158,241
Bed Bath & Beyond, Inc.,
4.92%, 8/1/2034	150,000	113,948
Home Depot, Inc. (The),
1.80%, 6/5/2020	750,000	736,163
3.35%, 9/15/2025	45,000	44,394
5.88%, 12/16/2036	230,000	288,113
5.95%, 4/1/2041	100,000	126,144
4.40%, 3/15/2045	200,000	207,974
Lowe’s Cos., Inc.,
6.50%, 3/15/2029	164,000	199,339
4.25%, 9/15/2044	250,000	245,934

		2,324,157

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.,
2.30%, 5/11/2022	750,000	726,754
3.45%, 5/6/2024	500,000	499,536
2.50%, 2/9/2025	170,000	159,677
3.25%, 2/23/2026	95,000	92,646
2.45%, 8/4/2026	190,000	174,476
3.00%, 11/13/2027	500,000	472,889
3.85%, 5/4/2043	250,000	239,003
4.38%, 5/13/2045	145,000	150,133
4.65%, 2/23/2046	230,000	246,110
Dell International LLC,
4.42%, 6/15/2021 (c)	500,000	509,349
6.02%, 6/15/2026 (c)	240,000	254,530
8.35%, 7/15/2046 (c)	150,000	184,695
Hewlett Packard Enterprise Co.,
4.90%, 10/15/2025	500,000	513,594
NetApp, Inc.,
3.38%, 6/15/2021	150,000	149,161
Seagate HDD Cayman,
4.75%, 1/1/2025	200,000	194,053
Xerox Corp.,
4.07%, 3/17/2022	100,000	99,331
4.80%, 3/1/2035	120,000	109,069

		4,775,006

Textiles, Apparel & Luxury Goods 0.1%
Cintas Corp. No. 2,
4.30%, 6/1/2021	100,000	103,281
NIKE, Inc.,
3.38%, 11/1/2046	100,000	89,653
VF Corp.,
3.50%, 9/1/2021	200,000	202,887

		395,821

Thrifts & Mortgage Finance 0.0%†
BPCE SA,
4.00%, 4/15/2024	250,000	250,450

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Tobacco 0.4%
Altria Group, Inc.,
9.25%, 8/6/2019	$89,000	$95,996
2.63%, 1/14/2020	250,000	248,555
2.85%, 8/9/2022	250,000	243,602
4.25%, 8/9/2042	100,000	93,835
5.38%, 1/31/2044	100,000	109,337
BAT Capital Corp.,
2.30%, 8/14/2020 (c)	150,000	146,757
2.76%, 8/15/2022 (c)	150,000	144,308
3.22%, 8/15/2024 (c)	150,000	142,528
4.39%, 8/15/2037 (c)	250,000	239,702
4.54%, 8/15/2047 (c)	150,000	142,800
Philip Morris International, Inc.,
3.60%, 11/15/2023	500,000	499,307
3.25%, 11/10/2024	350,000	339,808
4.88%, 11/15/2043	150,000	157,888
Reynolds American, Inc.,
4.45%, 6/12/2025	250,000	252,453
5.70%, 8/15/2035	75,000	82,785

		2,939,661

Trading Companies & Distributors 0.0%†
Air Lease Corp.,
3.63%, 12/1/2027	250,000	231,979

Water Utilities 0.0%†
American Water Capital Corp.,
4.30%, 9/1/2045	150,000	155,318

Wireless Telecommunication Services 0.2%
America Movil SAB de CV,
3.13%, 7/16/2022	250,000	244,941
6.38%, 3/1/2035	123,000	146,838
Rogers Communications, Inc.,
5.00%, 3/15/2044	250,000	264,573
Vodafone Group plc,
2.95%, 2/19/2023	250,000	241,431
7.88%, 2/15/2030	144,000	183,805
6.15%, 2/27/2037	75,000	85,425

		1,167,013

Total Corporate Bonds (cost $219,713,059)		219,141,944

Foreign Government Securities 1.4%
CANADA 0.3%
Export Development Canada,
1.63%, 12/3/2019	750,000	738,600
Province of British Columbia Canada,
2.00%, 10/23/2022	500,000	478,282
Province of Manitoba,
1.75%, 5/30/2019	500,000	495,476
Province of Ontario,
2.20%, 10/3/2022	500,000	479,389
Province of Quebec,
2.88%, 10/16/2024	250,000	244,487
7.50%, 9/15/2029	200,000	273,065

		2,709,299

Foreign Government Securities (continued)

	Principal Amount	Value

CHILE 0.0%†
Republic of Chile,
3.86%, 6/21/2047	$250,000	$235,000

COLOMBIA 0.1%
Republic of Colombia,
7.38%, 9/18/2037	250,000	316,875
5.00%, 6/15/2045	350,000	346,500

		663,375

HUNGARY 0.1%
Hungary Government Bond,
5.38%, 3/25/2024	500,000	537,500

INDONESIA 0.0%†
Republic of Indonesia,
4.35%, 1/11/2048	250,000	232,420

ISRAEL 0.0%†
Israel Government Bond,
3.15%, 6/30/2023	250,000	247,600

ITALY 0.0%†
Republic of Italy,
5.38%, 6/15/2033	184,000	210,691

JAPAN 0.1%
Japan Bank for International Cooperation,
2.88%, 6/1/2027	500,000	485,162

MEXICO 0.2%
United Mexican States,
3.63%, 3/15/2022	500,000	502,910
4.13%, 1/21/2026	250,000	249,250
6.75%, 9/27/2034	373,000	452,725
5.55%, 1/21/2045	200,000	212,560
4.60%, 1/23/2046	250,000	229,125
5.75%, 10/12/2110	200,000	197,000

		1,843,570

PANAMA 0.1%
Republic of Panama,
5.20%, 1/30/2020	250,000	259,625
6.70%, 1/26/2036	250,000	308,750

		568,375

PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027	250,000	256,875
5.63%, 11/18/2050	200,000	234,300

		491,175

PHILIPPINES 0.1%
Republic of Philippines,
6.50%, 1/20/2020	250,000	264,445
7.75%, 1/14/2031	250,000	336,107
6.38%, 10/23/2034	250,000	313,626
3.70%, 3/1/2041	250,000	233,813

		1,147,991

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Value

POLAND 0.1%
Republic of Poland,
5.13%, 4/21/2021	$125,000	$131,880
5.00%, 3/23/2022	450,000	477,468
4.00%, 1/22/2024	250,000	256,017

		865,365

SOUTH KOREA 0.1%
Export-Import Bank of Korea,
4.00%, 1/29/2021	350,000	354,448
2.88%, 1/21/2025	350,000	327,553
Republic of Korea,
5.63%, 11/3/2025	200,000	226,380

		908,381

URUGUAY 0.1%
Oriental Republic of Uruguay,
4.50%, 8/14/2024	350,000	359,853
4.38%, 10/27/2027	250,000	251,875
5.10%, 6/18/2050	150,000	147,375

		759,103

Total Foreign Government Securities (cost $12,008,940)		11,905,007

Mortgage-Backed Securities 28.1%
FHLMC Gold Pool
Pool# B10210
5.50%, 10/1/2018	973	974
Pool# E01604
5.50%, 3/1/2019	1,311	1,318
Pool# B15396
5.50%, 6/1/2019	1,661	1,662
Pool# G18007
6.00%, 7/1/2019	958	968
Pool# B16087
6.00%, 8/1/2019	7,466	7,498
Pool# G18022
5.50%, 11/1/2019	4,118	4,166
Pool# B14288
5.50%, 12/1/2019	2,361	2,377
Pool# J00935
5.00%, 12/1/2020	4,107	4,130
Pool# J00854
5.00%, 1/1/2021	4,877	4,904
Pool# J00855
5.50%, 1/1/2021	6,178	6,275
Pool# J01279
5.50%, 2/1/2021	1,823	1,856
Pool# J01570
5.50%, 4/1/2021	2,416	2,467
Pool# J06015
5.00%, 5/1/2021	10,118	10,173
Pool# J01771
5.00%, 5/1/2021	4,281	4,304
Pool# J05950
5.50%, 5/1/2021	27,327	27,863
Pool# G18122
5.00%, 6/1/2021	4,876	4,955

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# J01980
6.00%, 6/1/2021	$5,335	$5,339
Pool# J03074
5.00%, 7/1/2021	3,543	3,617
Pool# J03028
5.50%, 7/1/2021	950	967
Pool# J09912
4.00%, 6/1/2024	747,821	769,249
Pool# C00351
8.00%, 7/1/2024	272	295
Pool# D60780
8.00%, 6/1/2025	1,269	1,359
Pool# G30267
5.00%, 8/1/2025	139,750	148,077
Pool# J13883
3.50%, 12/1/2025	436,436	442,522
Pool# J18702
3.00%, 3/1/2027	219,334	219,183
Pool# J18127
3.00%, 3/1/2027	198,877	198,740
Pool# J19106
3.00%, 5/1/2027	90,740	90,678
Pool# J20471
3.00%, 9/1/2027	394,571	394,299
Pool# D82854
7.00%, 10/1/2027	872	922
Pool# G14609
3.00%, 11/1/2027	545,184	544,809
Pool# C00566
7.50%, 12/1/2027	896	993
Pool# G15100
2.50%, 7/1/2028	159,979	156,648
Pool# C18271
7.00%, 11/1/2028	1,672	1,801
Pool# C00678
7.00%, 11/1/2028	1,181	1,301
Pool# C00836
7.00%, 7/1/2029	519	575
Pool# C31285
7.00%, 9/1/2029	1,468	1,627
Pool# C31282
7.00%, 9/1/2029	61	63
Pool# C32914
8.00%, 11/1/2029	783	799
Pool# G18536
2.50%, 1/1/2030	1,884,012	1,832,451
Pool# C37436
8.00%, 1/1/2030	1,651	1,869
Pool# C36306
7.00%, 2/1/2030	485	498
Pool# C36429
7.00%, 2/1/2030	485	496
Pool# C00921
7.50%, 2/1/2030	983	1,101
Pool# G01108
7.00%, 4/1/2030	417	461
Pool# C37703
7.50%, 4/1/2030	921	1,005
Pool# G18552
3.00%, 5/1/2030	854,299	848,019

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# J32243
3.00%, 7/1/2030	$781,793	$776,046
Pool# J32257
3.00%, 7/1/2030	49,561	49,197
Pool# J32255
3.00%, 7/1/2030	48,509	48,152
Pool# C41561
8.00%, 8/1/2030	1,477	1,533
Pool# C01051
8.00%, 9/1/2030	1,835	2,080
Pool# C43550
7.00%, 10/1/2030	2,404	2,526
Pool# C44017
7.50%, 10/1/2030	347	352
Pool# C43967
8.00%, 10/1/2030	4,219	4,230
Pool# C44957
8.00%, 11/1/2030	1,645	1,835
Pool# C01106
7.00%, 12/1/2030	7,353	8,125
Pool# C01103
7.50%, 12/1/2030	847	989
Pool# C01116
7.50%, 1/1/2031	615	689
Pool# C46932
7.50%, 1/1/2031	502	517
Pool# C47287
7.50%, 2/1/2031	1,081	1,120
Pool# G01217
7.00%, 3/1/2031	7,902	8,818
Pool# C48206
7.50%, 3/1/2031	1,327	1,330
Pool# C91366
4.50%, 4/1/2031	128,725	134,572
Pool# G18601
3.00%, 5/1/2031	49,723	49,358
Pool# G18605
3.00%, 6/1/2031	26,373	26,179
Pool# C91377
4.50%, 6/1/2031	66,759	69,793
Pool# C53324
7.00%, 6/1/2031	1,223	1,274
Pool# C01209
8.00%, 6/1/2031	521	578
Pool# C54792
7.00%, 7/1/2031	1,759	1,820
Pool# C55071
7.50%, 7/1/2031	473	483
Pool# G01309
7.00%, 8/1/2031	1,297	1,447
Pool# G01311
7.00%, 9/1/2031	8,337	9,438
Pool# C01222
7.00%, 9/1/2031	964	1,086
Pool# G01315
7.00%, 9/1/2031	293	328
Pool# C58694
7.00%, 10/1/2031	3,350	3,499
Pool# C58647
7.00%, 10/1/2031	190	192

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# C60012
7.00%, 11/1/2031	$581	$596
Pool# C61298
8.00%, 11/1/2031	1,987	2,033
Pool# J35957
2.50%, 12/1/2031	454,325	441,891
Pool# C61105
7.00%, 12/1/2031	4,197	4,398
Pool# C01305
7.50%, 12/1/2031	710	778
Pool# C63171
7.00%, 1/1/2032	4,643	5,132
Pool# V61548
2.50%, 2/1/2032	471,525	458,620
Pool# C64121
7.50%, 2/1/2032	1,487	1,523
Pool# G01391
7.00%, 4/1/2032	14,572	16,522
Pool# C01345
7.00%, 4/1/2032	4,895	5,431
Pool# C65717
7.50%, 4/1/2032	3,190	3,253
Pool# C01370
8.00%, 4/1/2032	1,823	2,054
Pool# G16285
3.50%, 5/1/2032	39,075	39,579
Pool# C66916
7.00%, 5/1/2032	13,219	14,566
Pool# C01381
8.00%, 5/1/2032	11,786	13,487
Pool# C68300
7.00%, 6/1/2032	6,632	7,291
Pool# C68290
7.00%, 6/1/2032	1,790	1,890
Pool# G01449
7.00%, 7/1/2032	9,301	10,321
Pool# C69908
7.00%, 8/1/2032	18,938	20,596
Pool# C91558
3.50%, 9/1/2032	143,697	145,550
Pool# G01536
7.00%, 3/1/2033	11,050	12,155
Pool# G30646
3.00%, 5/1/2033	210,681	209,120
Pool# G30642
3.00%, 5/1/2033	94,395	93,695
Pool# K90535
3.00%, 5/1/2033	42,306	41,992
Pool# A16419
6.50%, 11/1/2033	11,725	13,208
Pool# A16522
6.50%, 12/1/2033	22,598	25,455
Pool# C01806
7.00%, 1/1/2034	9,197	9,553
Pool# A21356
6.50%, 4/1/2034	36,796	41,448
Pool# C01851
6.50%, 4/1/2034	22,401	25,233
Pool# A24301
6.50%, 5/1/2034	36,954	41,626

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# A22067
6.50%, 5/1/2034	$28,440	$32,035
Pool# A24988
6.50%, 7/1/2034	8,550	9,631
Pool# G01741
6.50%, 10/1/2034	10,581	11,918
Pool# G08023
6.50%, 11/1/2034	19,160	21,582
Pool# A33137
6.50%, 1/1/2035	2,857	3,218
Pool# G08064
6.50%, 4/1/2035	9,394	10,622
Pool# G01947
7.00%, 5/1/2035	10,335	11,404
Pool# G08088
6.50%, 10/1/2035	92,876	104,618
Pool# A39759
5.50%, 11/1/2035	8,079	8,846
Pool# A40376
5.50%, 12/1/2035	8,398	9,192
Pool# A42305
5.50%, 1/1/2036	23,819	25,831
Pool# A41548
7.00%, 1/1/2036	12,620	13,769
Pool# G08111
5.50%, 2/1/2036	28,074	30,739
Pool# A43886
5.50%, 3/1/2036	347,051	387,814
Pool# A43861
5.50%, 3/1/2036	49,704	53,662
Pool# G08116
5.50%, 3/1/2036	29,888	32,747
Pool# A43534
6.50%, 3/1/2036	4,152	4,677
Pool# A48735
5.50%, 5/1/2036	9,894	10,683
Pool# G08136
6.50%, 6/1/2036	12,835	14,458
Pool# A53039
6.50%, 10/1/2036	34,282	38,616
Pool# A53219
6.50%, 10/1/2036	1,007	1,134
Pool# A57803
6.50%, 2/1/2037	97,428	109,745
Pool# G04251
6.50%, 4/1/2038	5,476	6,168
Pool# A79540
6.50%, 7/1/2038	1,707	1,923
Pool# G04569
6.50%, 8/1/2038	7,095	7,992
Pool# A84252
6.50%, 1/1/2039	20,474	23,062
Pool# A84287
6.50%, 1/1/2039	11,018	12,411
Pool# G05535
4.50%, 7/1/2039	983,880	1,034,194
Pool# A91165
5.00%, 2/1/2040	1,691,145	1,812,324
Pool# G60342
4.50%, 5/1/2042	198,938	209,392

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G60195
4.00%, 6/1/2042	$488,524	$502,126
Pool# G07158
3.50%, 10/1/2042	314,003	314,380
Pool# Q12051
3.50%, 10/1/2042	181,813	182,030
Pool# G07163
3.50%, 10/1/2042	154,177	154,362
Pool# Q11532
3.50%, 10/1/2042	129,457	129,612
Pool# C09020
3.50%, 11/1/2042	660,995	661,786
Pool# G07264
3.50%, 12/1/2042	326,465	326,857
Pool# Q14292
3.50%, 1/1/2043	62,449	62,524
Pool# Q14881
3.50%, 1/1/2043	60,867	60,940
Pool# Q15884
3.00%, 2/1/2043	649,538	631,759
Pool# V80002
2.50%, 4/1/2043	333,891	310,743
Pool# Q16915
3.00%, 4/1/2043	606,090	589,647
Pool# Q17675
3.50%, 4/1/2043	314,703	315,081
Pool# Q18523
3.50%, 5/1/2043	858,692	859,722
Pool# Q18751
3.50%, 6/1/2043	1,236,825	1,238,299
Pool# G07410
3.50%, 7/1/2043	116,525	116,665
Pool# G07459
3.50%, 8/1/2043	594,977	595,691
Pool# G60038
3.50%, 1/1/2044	870,940	871,985
Pool# Q26869
4.00%, 6/1/2044	969,061	993,411
Pool# G07946
4.00%, 7/1/2044	161,834	166,250
Pool# Q28607
3.50%, 9/1/2044	172,348	172,502
Pool# Q30833
4.00%, 1/1/2045	15,398	15,754
Pool# G60400
4.50%, 1/1/2045	165,745	174,173
Pool# Q34165
4.00%, 6/1/2045	301,574	308,576
Pool# V81873
4.00%, 8/1/2045	43,506	44,515
Pool# Q38357
4.00%, 1/1/2046	16,524	16,907
Pool# Q39434
3.50%, 3/1/2046	65,692	65,564
Pool# Q39440
4.00%, 3/1/2046	20,806	21,288
Pool# G08704
4.50%, 4/1/2046	33,862	35,280
Pool# Q40097
4.50%, 4/1/2046	3,553	3,701

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G60582
3.50%, 5/1/2046	$177,566	$176,974
Pool# Q40718
3.50%, 5/1/2046	65,800	65,553
Pool# G08707
4.00%, 5/1/2046	302,319	309,329
Pool# G08708
4.50%, 5/1/2046	24,184	25,196
Pool# Q40728
4.50%, 5/1/2046	4,764	4,963
Pool# Q41903
3.50%, 7/1/2046	315,020	313,711
Pool# Q41491
3.50%, 7/1/2046	45,587	45,388
Pool# Q41935
3.50%, 7/1/2046	21,537	21,462
Pool# Q41947
4.50%, 7/1/2046	15,121	15,754
Pool# G08715
3.00%, 8/1/2046	125,820	121,513
Pool# Q42596
3.50%, 8/1/2046	296,754	295,395
Pool# Q42393
3.50%, 8/1/2046	56,912	56,590
Pool# Q42203
3.50%, 8/1/2046	42,001	41,871
Pool# G08721
3.00%, 9/1/2046	311,452	300,789
Pool# V82617
3.50%, 9/1/2046	185,989	185,138
Pool# G08722
3.50%, 9/1/2046	53,756	53,510
Pool# G60733
4.50%, 9/1/2046	63,919	67,429
Pool# G60722
3.00%, 10/1/2046	514,929	497,438
Pool# Q44035
3.00%, 10/1/2046	370,678	357,986
Pool# G61257
3.00%, 11/1/2046	714,174	689,166
Pool# Q44452
3.00%, 11/1/2046	151,763	146,520
Pool# G08732
3.00%, 11/1/2046	48,634	46,954
Pool# Q44223
3.50%, 11/1/2046	41,685	41,470
Pool# Q44473
3.50%, 11/1/2046	39,312	39,108
Pool# G08734
4.00%, 11/1/2046	417,401	427,088
Pool# V82849
3.00%, 12/1/2046	1,942,353	1,878,032
Pool# G08737
3.00%, 12/1/2046	1,641,279	1,584,574
Pool# G60989
3.00%, 12/1/2046	223,045	215,404
Pool# G08738
3.50%, 12/1/2046	1,456,138	1,448,735
Pool# Q45024
3.50%, 12/1/2046	82,266	81,960

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G08741
3.00%, 1/1/2047	$192,532	$185,756
Pool# G08748
3.50%, 2/1/2047	83,829	83,387
Pool# G08749
4.00%, 2/1/2047	729,113	745,260
Pool# G08751
3.50%, 3/1/2047	382,519	380,470
Pool# Q47592
3.50%, 4/1/2047	184,424	183,419
Pool# Q47484
3.50%, 4/1/2047	77,814	77,351
Pool# G60988
3.00%, 5/1/2047	1,183,445	1,143,224
Pool# Q48098
3.50%, 5/1/2047	288,068	286,642
Pool# G61011
4.50%, 6/1/2047	184,055	192,912
Pool# V83270
3.50%, 7/1/2047	139,460	138,637
Pool# G61339
3.00%, 8/1/2047	132,692	128,022
Pool# G08774
3.50%, 8/1/2047	213,265	212,026
Pool# G08779
3.50%, 9/1/2047	3,837,057	3,814,070
Pool# G61295
3.50%, 9/1/2047	201,152	200,646
Pool# G08780
4.00%, 9/1/2047	1,879,335	1,918,548
Pool# G08785
4.00%, 10/1/2047	166,520	169,847
Pool# Q52075
4.00%, 11/1/2047	656,144	671,175
Pool# G08789
4.00%, 11/1/2047	485,662	495,985
Pool# G08790
4.50%, 11/1/2047	381,004	398,134
Pool# G08793
4.00%, 12/1/2047	526,680	537,896
Pool# G67707
3.50%, 1/1/2048	243,652	243,388
Pool# T65458
3.50%, 2/1/2048	611,171	602,229
Pool# G61311
3.50%, 2/1/2048	448,795	446,056
Pool# Q54727
3.50%, 3/1/2048	102,466	101,835
Pool# G08805
4.00%, 3/1/2048	1,819,676	1,855,635
Pool# Q55401
5.00%, 4/1/2048	36,399	38,695
Pool# G08814
4.00%, 5/1/2048	675,000	688,698
Pool# G08820
4.50%, 5/1/2048	696,000	726,096
FHLMC Non Gold Pool
Pool# 1B8478
3.25%, 7/1/2041 (a)	129,448	135,333
Pool# 2B0108
3.65%, 1/1/2042 (a)	6,935	7,228

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC TBA
3.50%, 7/15/2027	$275,000	$278,300
3.00%, 1/15/2029	2,273,000	2,254,265
2.50%, 3/15/2029	2,728,000	2,650,843
4.50%, 11/15/2040	568,000	591,474
4.00%, 9/15/2043	35,754	36,430
3.50%, 6/15/2044	2,602,000	2,584,049
3.00%, 9/15/2044	4,468,000	4,307,036
FNMA Pool
Pool# 969977
5.00%, 5/1/2023	131,658	133,732
Pool# AA2549
4.00%, 4/1/2024	81,618	83,735
Pool# 935348
5.50%, 6/1/2024	12,578	12,611
Pool# AC1374
4.00%, 8/1/2024	94,403	97,003
Pool# AC1529
4.50%, 9/1/2024	41,219	42,780
Pool# AD0244
4.50%, 10/1/2024	31,844	32,808
Pool# AD4089
4.50%, 5/1/2025	303,500	315,033
Pool# 890216
4.50%, 7/1/2025	56,282	58,419
Pool# AH1361
3.50%, 12/1/2025	196,840	199,511
Pool# AH1518
3.50%, 12/1/2025	102,788	104,099
Pool# AE6384
4.00%, 1/1/2026	18,798	19,289
Pool# AL0298
4.00%, 5/1/2026	280,020	290,510
Pool# AB4277
3.00%, 1/1/2027	832,954	831,381
Pool# AP4746
3.00%, 8/1/2027	135,119	134,863
Pool# AP7855
3.00%, 9/1/2027	840,776	839,188
Pool# AP4640
3.00%, 9/1/2027	89,539	89,369
Pool# AQ5096
3.00%, 11/1/2027	184,474	184,125
Pool# AB6887
3.00%, 11/1/2027	143,094	142,823
Pool# AQ4532
3.00%, 11/1/2027	117,776	117,554
Pool# AQ3758
3.00%, 11/1/2027	93,089	92,914
Pool# AQ7406
3.00%, 11/1/2027	88,748	88,581
Pool# AB6886
3.00%, 11/1/2027	72,815	72,678
Pool# AQ2884
3.00%, 12/1/2027	83,303	83,146
Pool# AS0487
2.50%, 9/1/2028	326,923	320,413
Pool# 930998
4.50%, 4/1/2029	45,074	47,061
Pool# MA0243
5.00%, 11/1/2029	23,008	24,450

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FNMA Pool (continued)
Pool# BM1507
2.50%, 12/1/2029	$129,539	$126,886
Pool# AL8077
3.50%, 12/1/2029	27,574	27,930
Pool# MA0268
5.00%, 12/1/2029	18,975	20,163
Pool# AX7727
2.50%, 3/1/2030	505,040	493,094
Pool# AD5655
5.00%, 5/1/2030	45,065	47,880
Pool# AB1038
5.00%, 5/1/2030	28,585	30,370
Pool# MA0443
5.00%, 5/1/2030	27,289	28,994
Pool# AS5412
2.50%, 7/1/2030	73,512	71,773
Pool# AS5420
3.00%, 7/1/2030	106,141	105,548
Pool# AL7152
3.50%, 7/1/2030	698,302	707,212
Pool# AS5702
2.50%, 8/1/2030	556,346	543,181
Pool# AZ4898
2.50%, 8/1/2030	359,216	350,712
Pool# AY8448
3.00%, 8/1/2030	341,845	339,937
Pool# AZ5718
3.00%, 9/1/2030	440,795	438,335
Pool# AZ2953
3.00%, 9/1/2030	432,580	430,162
Pool# MA0559
5.00%, 9/1/2030	10,627	11,291
Pool# AS6060
3.00%, 10/1/2030	489,441	486,706
Pool# AZ9234
3.50%, 10/1/2030	34,030	34,464
Pool# AS6272
2.50%, 12/1/2030	106,393	103,875
Pool# AH1515
4.00%, 12/1/2030	415,907	426,911
Pool# AD0716
6.50%, 12/1/2030	279,845	311,766
Pool# BA6532
2.50%, 1/1/2031	91,514	89,093
Pool# MA0641
4.00%, 2/1/2031	411,832	422,701
Pool# 560868
7.50%, 2/1/2031	512	518
Pool# AS6919
3.50%, 3/1/2031	86,574	87,768
Pool# BC5968
2.50%, 4/1/2031	128,947	125,536
Pool# AL8561
3.50%, 6/1/2031	66,993	67,917
Pool# AS8028
2.50%, 9/1/2031	316,134	307,770
Pool# BM1888
2.50%, 10/1/2031	946,937	927,942
Pool# MA2775
2.50%, 10/1/2031	635,085	618,283

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FNMA Pool (continued)
Pool# AS8038
2.50%, 10/1/2031	$346,700	$337,527
Pool# BC4777
2.50%, 10/1/2031	209,768	204,218
Pool# AS8612
3.00%, 10/1/2031	138,465	137,444
Pool# 607212
7.50%, 10/1/2031	2,721	2,769
Pool# 607632
6.50%, 11/1/2031	88	98
Pool# MA2830
2.50%, 12/1/2031	234,231	228,034
Pool# MA2871
3.00%, 1/1/2032	251,105	249,252
Pool# AS8609
3.00%, 1/1/2032	118,832	117,955
Pool# AL9585
3.50%, 1/1/2032	31,289	31,732
Pool# BM1036
2.50%, 2/1/2032	1,020,258	993,265
Pool# AS8767
3.00%, 2/1/2032	106,745	105,983
Pool# AL9899
3.00%, 3/1/2032	160,295	159,152
Pool# BM3269
2.50%, 4/1/2032	256,189	249,411
Pool# MA1029
3.50%, 4/1/2032	356,840	361,350
Pool# AS9695
3.50%, 5/1/2032	151,177	153,252
Pool# 890786
3.50%, 6/1/2032	101,955	103,398
Pool# MA1107
3.50%, 7/1/2032	96,956	98,181
Pool# BH6610
3.50%, 7/1/2032	30,504	30,898
Pool# BH5355
3.50%, 8/1/2032	45,753	46,358
Pool# MA1166
3.50%, 9/1/2032	559,908	566,974
Pool# BH9391
3.50%, 10/1/2032	34,387	34,845
Pool# MA3188
3.00%, 11/1/2032	370,395	367,750
Pool# MA3247
3.00%, 1/1/2033	261,993	260,120
Pool# 656559
6.50%, 2/1/2033	25,967	28,929
Pool# 694846
6.50%, 4/1/2033	8,358	9,311
Pool# AB9402
3.00%, 5/1/2033	253,407	249,947
Pool# AB9403
3.00%, 5/1/2033	102,077	100,683
Pool# AB9300
3.00%, 5/1/2033	91,325	90,080
Pool# MA3372
4.00%, 5/1/2033	76,713	79,460
Pool# 254767
5.50%, 6/1/2033	639,497	699,518

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FNMA Pool (continued)
Pool# MA1527
3.00%, 8/1/2033	$510,253	$503,287
Pool# 750229
6.50%, 10/1/2033	22,371	24,923
Pool# 725228
6.00%, 3/1/2034	658,059	734,302
Pool# 725424
5.50%, 4/1/2034	719,805	789,900
Pool# 788027
6.50%, 9/1/2034	17,622	19,632
Pool# 735141
5.50%, 1/1/2035	368,955	405,313
Pool# 735227
5.50%, 2/1/2035	408,197	447,499
Pool# AL4260
5.50%, 9/1/2036	51,432	56,432
Pool# 310104
5.50%, 8/1/2037	393,491	431,798
Pool# 955194
7.00%, 11/1/2037	216,935	237,844
Pool# AC9890
3.49%, 4/1/2040 (a)	640,643	664,106
Pool# AB1735
3.50%, 11/1/2040	8,640	8,584
Pool# AB2067
3.50%, 1/1/2041	464,416	464,549
Pool# AB2068
3.50%, 1/1/2041	268,883	268,960
Pool# 932888
3.50%, 1/1/2041	153,561	153,706
Pool# 932891
3.50%, 1/1/2041	28,187	28,228
Pool# AL6521
5.00%, 4/1/2041	993,183	1,068,911
Pool# AL5863
4.50%, 6/1/2041	627,182	657,156
Pool# AJ1249
3.29%, 9/1/2041 (a)	148,751	155,116
Pool# AI9920
4.00%, 9/1/2041	18,009	18,478
Pool# AI9851
4.50%, 9/1/2041	62,552	65,740
Pool# AL0761
5.00%, 9/1/2041	671,203	721,836
Pool# AJ5431
4.50%, 10/1/2041	111,255	116,563
Pool# AL0933
5.00%, 10/1/2041	138,774	149,181
Pool# AJ4861
4.00%, 12/1/2041	252,946	259,582
Pool# AL1437
2.73%, 1/1/2042 (a)	103,564	108,369
Pool# AX5316
4.50%, 1/1/2042	23,589	24,819
Pool# AL2499
4.50%, 1/1/2042	11,217	11,826
Pool# AX5297
5.00%, 1/1/2042	31,736	34,130
Pool# AW8167
3.50%, 2/1/2042	617,215	617,392

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FNMA Pool (continued)
Pool# AK0714
3.67%, 2/1/2042 (a)	$14,943	$15,555
Pool# AB5185
3.50%, 5/1/2042	424,268	424,300
Pool# AO3575
4.50%, 5/1/2042	62,629	65,294
Pool# 890621
5.00%, 5/1/2042	95,585	102,790
Pool# AO4647
3.50%, 6/1/2042	712,620	712,532
Pool# AO8036
4.50%, 7/1/2042	1,053,724	1,106,091
Pool# AP1961
2.44%, 8/1/2042 (a)	139,935	142,562
Pool# AP2092
4.50%, 8/1/2042	33,619	35,050
Pool# AP6579
3.50%, 9/1/2042	793,805	794,032
Pool# AP7489
4.00%, 9/1/2042	541,510	555,706
Pool# AP6756
4.00%, 9/1/2042	15,219	15,593
Pool# AL2782
4.50%, 9/1/2042	99,490	104,386
Pool# AB6524
3.50%, 10/1/2042	1,399,031	1,398,700
Pool# AB7074
3.00%, 11/1/2042	1,138,636	1,108,279
Pool# AB6786
3.50%, 11/1/2042	465,489	465,239
Pool# AL2677
3.50%, 11/1/2042	212,163	212,222
Pool# AB7362
3.00%, 12/1/2042	620,897	604,200
Pool# MA1273
3.50%, 12/1/2042	344,361	344,649
Pool# AR4210
3.50%, 1/1/2043	295,900	295,650
Pool# AR8213
3.50%, 4/1/2043	309,760	309,849
Pool# AB9238
3.00%, 5/1/2043	774,242	753,202
Pool# AB9237
3.00%, 5/1/2043	550,998	536,113
Pool# AB9236
3.00%, 5/1/2043	127,845	124,375
Pool# AB9362
3.50%, 5/1/2043	560,787	560,254
Pool# AT4145
3.00%, 6/1/2043	279,050	271,520
Pool# AB9814
3.00%, 7/1/2043	749,166	728,811
Pool# AS0203
3.00%, 8/1/2043	326,254	317,421
Pool# AS0255
4.50%, 8/1/2043	249,109	260,957
Pool# AL6951
3.50%, 10/1/2043	505,996	505,776
Pool# AS2276
4.50%, 4/1/2044	435,217	455,864

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FNMA Pool (continued)
Pool# AW1006
4.00%, 5/1/2044	$190,775	$196,036
Pool# AL7767
4.50%, 6/1/2044	15,404	16,212
Pool# AS3161
4.00%, 8/1/2044	564,955	576,745
Pool# CA0688
3.50%, 10/1/2044	281,247	281,009
Pool# BC5090
4.00%, 10/1/2044	82,580	84,413
Pool# AS3946
4.00%, 12/1/2044	679,032	696,374
Pool# BM3804
3.50%, 2/1/2045	53,819	53,776
Pool# AL9555
4.00%, 2/1/2045	1,696,935	1,741,419
Pool# AX9524
4.00%, 2/1/2045	531,419	546,068
Pool# AS4418
4.00%, 2/1/2045	373,236	383,525
Pool# AS4375
4.00%, 2/1/2045	254,797	261,828
Pool# AL6889
4.50%, 2/1/2045	116,075	122,390
Pool# AY1312
3.50%, 3/1/2045	1,108,017	1,104,729
Pool# AS4578
4.00%, 3/1/2045	181,138	186,136
Pool# BM3664
3.00%, 5/1/2045	472,982	460,124
Pool# AS4921
3.50%, 5/1/2045	753,927	751,189
Pool# AS5012
4.00%, 5/1/2045	710,755	730,434
Pool# AL7207
4.50%, 8/1/2045	142,510	150,280
Pool# AZ2947
4.00%, 9/1/2045	437,020	445,675
Pool# BA2164
3.00%, 11/1/2045	102,672	99,257
Pool# AS6213
4.00%, 11/1/2045	45,169	46,073
Pool# AS6282
3.50%, 12/1/2045	1,253,723	1,249,118
Pool# AS6311
3.50%, 12/1/2045	972,780	967,039
Pool# BC0326
3.50%, 12/1/2045	225,351	224,056
Pool# BC0092
3.50%, 12/1/2045	82,112	81,629
Pool# BC0475
3.50%, 12/1/2045	52,136	51,829
Pool# AS6362
4.50%, 12/1/2045	30,782	32,408
Pool# AS6527
4.00%, 1/1/2046	153,066	156,033
Pool# BC1158
3.50%, 2/1/2046	1,201,228	1,194,138
Pool# BC2667
4.00%, 2/1/2046	50,221	51,192

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FNMA Pool (continued)
Pool# AL9781
4.50%, 2/1/2046	$235,757	$248,118
Pool# BC0300
3.50%, 3/1/2046	198,997	197,822
Pool# BA6972
4.00%, 3/1/2046	67,409	68,711
Pool# BC0823
3.50%, 4/1/2046	229,551	228,231
Pool# AS7026
4.00%, 4/1/2046	303,885	309,968
Pool# AS7251
4.00%, 5/1/2046	376,631	383,908
Pool# AS7593
3.50%, 7/1/2046	909,234	904,876
Pool# AS7594
3.50%, 7/1/2046	852,894	848,806
Pool# AS7545
3.50%, 7/1/2046	359,634	357,567
Pool# BC1452
4.00%, 7/1/2046	1,018,067	1,038,224
Pool# MA2705
3.00%, 8/1/2046	490,405	473,827
Pool# BD1425
3.50%, 8/1/2046	1,004,806	998,876
Pool# BD4890
3.50%, 8/1/2046	758,025	753,551
Pool# AS7760
4.00%, 8/1/2046	247,531	253,355
Pool# AS7648
4.00%, 8/1/2046	220,607	225,029
Pool# AS7795
4.00%, 8/1/2046	166,248	169,581
Pool# BD3911
4.00%, 8/1/2046	26,978	27,501
Pool# BD3923
4.00%, 8/1/2046	22,469	22,902
Pool# AS7770
4.50%, 8/1/2046	30,042	31,451
Pool# AL8947
3.50%, 9/1/2046	32,080	31,939
Pool# AL9263
3.00%, 10/1/2046	110,016	106,435
Pool# AL9234
3.50%, 10/1/2046	60,070	60,044
Pool# BC4766
4.50%, 10/1/2046	40,422	42,143
Pool# AS8154
4.50%, 10/1/2046	28,546	29,860
Pool# BC9003
3.00%, 11/1/2046	156,373	151,083
Pool# AS8369
3.50%, 11/1/2046	663,430	660,269
Pool# BE5067
3.50%, 11/1/2046	483,861	481,453
Pool# BE5038
4.00%, 11/1/2046	27,743	28,581
Pool# MA2833
3.00%, 12/1/2046	3,039,474	2,936,621
Pool# AS8483
3.00%, 12/1/2046	788,553	761,864

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FNMA Pool (continued)
Pool# AS8488
3.00%, 12/1/2046	$146,810	$142,154
Pool# BC9067
3.00%, 12/1/2046	142,922	138,085
Pool# BM1121
3.50%, 12/1/2046	550,498	548,870
Pool# AS8572
3.50%, 12/1/2046	482,002	479,163
Pool# MA2863
3.00%, 1/1/2047	1,263,527	1,220,762
Pool# AS8650
3.00%, 1/1/2047	708,145	684,177
Pool# AL9697
3.00%, 1/1/2047	389,253	376,902
Pool# AS8647
3.00%, 1/1/2047	279,857	270,743
Pool# AS8692
3.50%, 1/1/2047	312,208	310,722
Pool# BM3204
3.50%, 1/1/2047	226,807	226,854
Pool# BE7115
4.50%, 1/1/2047	22,670	23,644
Pool# MA2895
3.00%, 2/1/2047	4,568,219	4,413,568
Pool# AL9848
3.00%, 3/1/2047	872,661	843,115
Pool# AS8966
4.00%, 3/1/2047	87,323	88,999
Pool# AS9463
3.50%, 4/1/2047	408,903	407,724
Pool# AS9451
3.50%, 4/1/2047	401,157	398,849
Pool# BD7122
4.00%, 4/1/2047	757,257	772,713
Pool# AS9467
4.00%, 4/1/2047	23,377	23,961
Pool# AS9562
3.00%, 5/1/2047	71,297	68,883
Pool# BE9590
3.50%, 5/1/2047	776,341	771,755
Pool# AS9577
3.50%, 5/1/2047	215,011	214,004
Pool# AS9586
4.00%, 5/1/2047	1,300,976	1,334,505
Pool# BM1268
4.00%, 5/1/2047	378,168	387,679
Pool# BE3670
3.50%, 6/1/2047	496,619	493,762
Pool# AS9794
3.50%, 6/1/2047	232,303	231,659
Pool# BM3549
4.00%, 6/1/2047	339,935	346,589
Pool# BE3702
4.00%, 6/1/2047	206,269	210,228
Pool# BM1295
4.50%, 6/1/2047	194,595	204,306
Pool# BE9624
4.50%, 6/1/2047	108,522	113,272
Pool# BM1551
3.50%, 7/1/2047	308,298	307,409

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FNMA Pool (continued)
Pool# AS9909
3.50%, 7/1/2047	$169,606	$169,117
Pool# AS9973
4.00%, 7/1/2047	26,126	26,664
Pool# MA3087
3.50%, 8/1/2047	603,546	599,980
Pool# BM1658
3.50%, 8/1/2047	292,181	291,143
Pool# BH7375
3.50%, 8/1/2047	168,989	167,991
Pool# CA0123
4.00%, 8/1/2047	382,272	392,124
Pool# BH2597
4.00%, 8/1/2047	264,762	270,220
Pool# CA0407
3.50%, 9/1/2047	466,490	463,806
Pool# CA0265
4.00%, 9/1/2047	832,319	849,480
Pool# CA0487
3.50%, 10/1/2047	855,402	850,439
Pool# BM1959
3.50%, 10/1/2047	310,343	310,498
Pool# CA0493
4.00%, 10/1/2047	615,328	627,138
Pool# CA0549
4.00%, 10/1/2047	169,600	173,105
Pool# CA0693
3.50%, 11/1/2047	681,257	677,305
Pool# CA0696
4.00%, 11/1/2047	586,768	598,030
Pool# CA0808
4.00%, 11/1/2047	180,871	184,610
Pool# BM3191
4.00%, 11/1/2047	77,001	78,529
Pool# BM3379
3.00%, 12/1/2047	481,649	466,889
Pool# MA3211
4.00%, 12/1/2047	1,363,649	1,392,248
Pool# BJ1699
4.00%, 12/1/2047	232,057	237,560
Pool# BH7040
4.50%, 12/1/2047	62,102	65,063
Pool# CA1015
4.00%, 1/1/2048	338,796	345,589
Pool# CA1025
4.50%, 1/1/2048	1,216,797	1,274,818
Pool# CA1242
3.50%, 2/1/2048	131,209	131,334
Pool# MA3277
4.00%, 2/1/2048	464,009	473,315
Pool# CA1218
4.50%, 2/1/2048	520,430	543,545
Pool# CA1551
4.00%, 4/1/2048	2,920,754	2,981,137
Pool# CA1560
4.50%, 4/1/2048	119,891	125,975
Pool# BJ2681
5.00%, 4/1/2048	45,622	48,580
Pool# MA3358
4.50%, 5/1/2048	681,000	711,353

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FNMA TBA
4.00%, 12/25/2024	$72,000	$73,818
3.50%, 10/25/2027	65,000	65,766
3.00%, 2/25/2029	1,243,598	1,233,591
2.50%, 4/25/2029	1,221,000	1,187,589
5.50%, 8/25/2034	23,000	24,879
5.00%, 4/25/2037	12,000	12,742
2.50%, 9/25/2043	500,000	465,807
4.00%, 9/25/2043	423,750	431,596
3.50%, 4/25/2044	542,000	538,104
3.00%, 5/25/2048	3,816,000	3,680,651
4.50%, 5/25/2048	425,000	442,697
GNMA I Pool
Pool# 279461
9.00%, 11/15/2019	132	133
Pool# 376510
7.00%, 5/15/2024	837	879
Pool# 457801
7.00%, 8/15/2028	1,955	2,077
Pool# 486936
6.50%, 2/15/2029	1,078	1,206
Pool# 502969
6.00%, 3/15/2029	2,789	3,109
Pool# 487053
7.00%, 3/15/2029	1,712	1,846
Pool# 781014
6.00%, 4/15/2029	2,576	2,897
Pool# 509099
7.00%, 6/15/2029	2,434	2,482
Pool# 470643
7.00%, 7/15/2029	9,534	9,939
Pool# 434505
7.50%, 8/15/2029	42	42
Pool# 416538
7.00%, 10/15/2029	140	140
Pool# 524269
8.00%, 11/15/2029	4,559	4,589
Pool# 781124
7.00%, 12/15/2029	7,493	8,516
Pool# 507396
7.50%, 9/15/2030	32,220	33,345
Pool# 531352
7.50%, 9/15/2030	1,968	2,018
Pool# 536334
7.50%, 10/15/2030	136	139
Pool# 540659
7.00%, 1/15/2031	622	630
Pool# 486019
7.50%, 1/15/2031	1,376	1,517
Pool# 535388
7.50%, 1/15/2031	428	436
Pool# 537406
7.50%, 2/15/2031	282	285
Pool# 528589
6.50%, 3/15/2031	25,115	28,092
Pool# 508473
7.50%, 4/15/2031	3,166	3,445
Pool# 544470
8.00%, 4/15/2031	2,014	2,025
Pool# 781287
7.00%, 5/15/2031	3,604	4,059

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

GNMA I Pool (continued)
Pool# 781319
7.00%, 7/15/2031	$1,078	$1,238
Pool# 485879
7.00%, 8/15/2031	6,685	7,363
Pool# 572554
6.50%, 9/15/2031	33,881	37,897
Pool# 781328
7.00%, 9/15/2031	3,550	4,059
Pool# 555125
7.00%, 9/15/2031	540	545
Pool# 550991
6.50%, 10/15/2031	822	919
Pool# 571267
7.00%, 10/15/2031	831	918
Pool# 574837
7.50%, 11/15/2031	1,566	1,596
Pool# 555171
6.50%, 12/15/2031	970	1,085
Pool# 781380
7.50%, 12/15/2031	1,069	1,245
Pool# 781481
7.50%, 1/15/2032	5,297	6,146
Pool# 580972
6.50%, 2/15/2032	141	158
Pool# 781401
7.50%, 2/15/2032	3,285	3,841
Pool# 781916
6.50%, 3/15/2032	56,105	62,755
Pool# 552474
7.00%, 3/15/2032	3,651	4,051
Pool# 781478
7.50%, 3/15/2032	2,089	2,433
Pool# 781429
8.00%, 3/15/2032	3,594	4,261
Pool# 781431
7.00%, 4/15/2032	13,111	15,104
Pool# 552616
7.00%, 6/15/2032	30,111	33,214
Pool# 570022
7.00%, 7/15/2032	11,166	12,110
Pool# 595077
6.00%, 10/15/2032	6,732	7,587
Pool# 596657
7.00%, 10/15/2032	3,148	3,214
Pool# 552903
6.50%, 11/15/2032	93,813	104,931
Pool# 552952
6.00%, 12/15/2032	4,975	5,549
Pool# 602102
6.00%, 2/15/2033	11,412	12,721
Pool# 588192
6.00%, 2/15/2033	5,605	6,288
Pool# 553144
5.50%, 4/15/2033	22,428	24,610
Pool# 604243
6.00%, 4/15/2033	9,899	11,155
Pool# 611526
6.00%, 5/15/2033	6,442	7,181
Pool# 553320
6.00%, 6/15/2033	25,444	28,677

Mortgage-Backed Securities (continued)

	Principal Amount	Value

GNMA I Pool (continued)
Pool# 573916
6.00%, 11/15/2033	$25,675	$28,618
Pool# 604788
6.50%, 11/15/2033	58,919	65,902
Pool# 781688
6.00%, 12/15/2033	32,727	36,877
Pool# 604875
6.00%, 12/15/2033	25,742	28,944
Pool# 781690
6.00%, 12/15/2033	13,164	15,144
Pool# 781699
7.00%, 12/15/2033	5,482	6,168
Pool# 621856
6.00%, 1/15/2034	25,227	28,119
Pool# 564799
6.00%, 3/15/2034	54,578	62,088
Pool# 630038
6.50%, 8/15/2034	48,802	54,586
Pool# 781804
6.00%, 9/15/2034	37,943	42,739
Pool# 781847
6.00%, 12/15/2034	27,935	31,438
Pool# 486921
5.50%, 2/15/2035	9,384	10,298
Pool# 781902
6.00%, 2/15/2035	30,370	34,096
Pool# 649513
5.50%, 10/15/2035	260,899	284,995
Pool# 649510
5.50%, 10/15/2035	138,916	152,372
Pool# 652207
5.50%, 3/15/2036	32,654	35,351
Pool# 655519
5.00%, 5/15/2036	36,567	38,420
Pool# 652539
5.00%, 5/15/2036	16,098	17,222
Pool# 606308
5.50%, 5/15/2036	23,166	25,603
Pool# 606314
5.50%, 5/15/2036	5,369	5,812
Pool# 656666
6.00%, 6/15/2036	27,167	30,588
Pool# 657912
6.50%, 8/15/2036	3,602	4,029
Pool# 704630
5.50%, 7/15/2039	49,102	53,293
Pool# 757039
4.00%, 12/15/2040	304,226	315,673
Pool# 757038
4.00%, 12/15/2040	232,620	242,580
Pool# 755656
4.00%, 12/15/2040	94,668	98,739
Pool# 757044
4.00%, 12/15/2040	91,418	94,383
Pool# 742235
4.00%, 12/15/2040	90,550	93,054
Pool# 755655
4.00%, 12/15/2040	63,001	65,349
Pool# 757043
4.00%, 12/15/2040	49,129	51,221

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

GNMA I Pool (continued)
Pool# 756631
4.00%, 12/15/2040	$25,284	$26,162
Pool# 755959
4.00%, 1/15/2041	208,958	217,935
Pool# 742244
4.00%, 1/15/2041	201,460	207,827
Pool# 753826
4.00%, 1/15/2041	85,860	89,468
Pool# 690662
4.00%, 1/15/2041	78,548	81,510
Pool# 719486
4.00%, 1/15/2041	36,632	38,076
Pool# 757555
4.00%, 2/15/2041	45,264	46,962
Pool# 757557
4.00%, 2/15/2041	44,189	45,996
Pool# AD6012
3.50%, 4/15/2043	404,615	407,294
Pool# AD7471
3.50%, 4/15/2043	390,939	393,523
Pool# AA6307
3.50%, 4/15/2043	245,000	245,656
Pool# AD9472
3.50%, 4/15/2043	218,385	219,831
Pool# AD7472
3.50%, 4/15/2043	192,823	194,100
Pool# AB3946
3.50%, 4/15/2043	123,396	123,788
Pool# AA6403
3.00%, 5/15/2043	881,621	866,570
Pool# 784459
3.00%, 12/15/2046	129,062	126,047
Pool# 784355
4.00%, 12/15/2046	106,585	109,274
Pool# 784458
3.50%, 12/15/2047	296,662	298,332
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036	201,140	217,787
Pool# 4559
5.00%, 10/20/2039	308,947	331,958
Pool# 4715
5.00%, 6/20/2040	313,347	340,134
Pool# 4747
5.00%, 7/20/2040	173,142	186,446
Pool# 4771
4.50%, 8/20/2040	523,785	549,716
Pool# 4834
4.50%, 10/20/2040	1,369,247	1,437,096
Pool# 737727
4.00%, 12/20/2040	994,884	1,031,335
Pool# 737730
4.00%, 12/20/2040	309,705	321,051
Pool# 4923
4.50%, 1/20/2041	198,192	208,001
Pool# 4978
4.50%, 3/20/2041	29,984	31,466
Pool# 5017
4.50%, 4/20/2041	325,404	341,472
Pool# 5082
4.50%, 6/20/2041	546,302	573,529

Mortgage-Backed Securities (continued)

	Principal Amount	Value

GNMA II Pool (continued)
Pool# 5175
4.50%, 9/20/2041	$392,583	$412,399
Pool# 675523
3.50%, 3/20/2042	393,168	394,527
Pool# MA0392
3.50%, 9/20/2042	1,423,573	1,433,627
Pool# MA0534
3.50%, 11/20/2042	803,658	809,335
Pool# MA0852
3.50%, 3/20/2043	873,443	879,612
Pool# MA0934
3.50%, 4/20/2043	1,030,735	1,038,016
Pool# AF1001
3.50%, 6/20/2043	297,738	298,992
Pool# MA1376
4.00%, 10/20/2043	898,247	928,163
Pool# MA2754
3.50%, 4/20/2045	355,540	356,627
Pool# MA2824
2.50%, 5/20/2045	434,410	411,899
Pool# MA2825
3.00%, 5/20/2045	336,257	329,094
Pool# MA2891
3.00%, 6/20/2045	2,208,727	2,161,678
Pool# AO1103
3.50%, 9/20/2045	644,388	646,334
Pool# AO1099
3.50%, 9/20/2045	21,809	21,879
Pool# MA3106
4.00%, 9/20/2045	127,386	131,246
Pool# MA3172
3.00%, 10/20/2045	238,986	233,895
Pool# MA3173
3.50%, 10/20/2045	15,648	15,696
Pool# MA3174
4.00%, 10/20/2045	23,694	24,412
Pool# MA3243
3.00%, 11/20/2045	207,677	203,253
Pool# MA3309
3.00%, 12/20/2045	418,526	409,610
Pool# MA3377
4.00%, 1/20/2046	65,157	67,132
Pool# 784119
3.00%, 2/20/2046	824,357	808,623
Pool# MA3521
3.50%, 3/20/2046	698,386	700,414
Pool# MA3522
4.00%, 3/20/2046	684,110	703,993
Pool# MA3662
3.00%, 5/20/2046	703,922	689,253
Pool# MA3735
3.00%, 6/20/2046	804,462	786,598
Pool# MA3736
3.50%, 6/20/2046	2,243,690	2,249,342
Pool# MA3802
3.00%, 7/20/2046	1,411,129	1,379,609
Pool# MA3804
4.00%, 7/20/2046	61,857	63,524
Pool# MA3876
4.50%, 8/20/2046	23,688	24,835

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

GNMA II Pool (continued)
Pool# MA3936
3.00%, 9/20/2046	$934,437	$914,009
Pool# MA3939
4.50%, 9/20/2046	13,871	14,543
Pool# MA4004
3.50%, 10/20/2046	977,010	979,245
Pool# MA4126
3.00%, 12/20/2046	1,548,603	1,513,189
Pool# MA4127
3.50%, 12/20/2046	589,874	591,181
Pool# MA4196
3.50%, 1/20/2047	79,846	80,023
Pool# MA4261
3.00%, 2/20/2047	267,003	260,866
Pool# MA4262
3.50%, 2/20/2047	4,175,291	4,184,540
Pool# MA4321
3.50%, 3/20/2047	477,141	478,198
Pool# MA4382
3.50%, 4/20/2047	622,058	623,438
Pool# AZ1974
3.50%, 4/20/2047	251,015	251,886
Pool# MA4585
3.00%, 7/20/2047	518,490	506,164
Pool# BC1888
3.50%, 8/20/2047	356,113	357,348
Pool# MA4652
3.50%, 8/20/2047	287,216	287,879
Pool# MA4722
5.00%, 9/20/2047	36,535	38,421
Pool# MA4778
3.50%, 10/20/2047	4,458,457	4,468,925
Pool# 784408
3.50%, 10/20/2047	161,379	161,982
Pool# MA4837
3.50%, 11/20/2047	687,568	689,182
Pool# MA4838
4.00%, 11/20/2047	2,270,472	2,327,267
Pool# MA4839
4.50%, 11/20/2047	242,942	252,428
Pool# MA4900
3.50%, 12/20/2047	745,822	747,574
Pool# 784421
3.50%, 12/20/2047	301,880	302,587
Pool# MA4902
4.50%, 12/20/2047	73,377	76,487
Pool# MA4962
3.50%, 1/20/2048	1,792,752	1,796,961
Pool# MA4964
4.50%, 1/20/2048	98,624	102,807
Pool# MA5078
4.00%, 3/20/2048	418,870	429,339
Pool# MA5137
4.00%, 4/20/2048	325,000	333,123
GNMA TBA
3.00%, 11/15/2042	371,000	361,931
3.50%, 12/20/2044	1,739,000	1,741,174
3.00%, 2/20/2045	6,092,000	5,938,034
2.50%, 8/20/2045	175,000	165,359

Mortgage-Backed Securities (continued)

	Principal Amount	Value

GNMA TBA (continued)
4.00%, 5/15/2048	$2,170,500	$2,220,015
5.00%, 12/31/2049	34,000	35,721

Total Mortgage-Backed Securities (cost $236,582,496)		231,898,385

Municipal Bonds 0.8%
California 0.4%
Bay Area Toll Authority, RB
Series F-2, 6.26%, 4/1/2049	150,000	207,936
Series S-3, 6.91%, 10/1/2050	100,000	146,821
California State, GO, 7.60%, 11/1/2040	100,000	151,766
East Bay Municipal Utility District, RB, 5.87%, 6/1/2040	100,000	128,224
Los Angeles Community College District, GO, 6.75%, 8/1/2049	100,000	147,104
Los Angeles Unified School District, GO, Series RY, 6.76%, 7/1/2034	100,000	131,668
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 7/1/2045	210,000	296,505
San Diego County Water Authority, RB, Series B, 6.14%, 5/1/2049	125,000	166,099
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 4/1/2032	200,000	235,198
State of California, GO
7.55%, 4/1/2039	125,000	186,776
7.30%, 10/1/2039	200,000	285,226
7.63%, 3/1/2040	320,000	477,923
University of California, RB
Series AX, 3.06%, 7/1/2025	50,000	49,001
Series R, 5.77%, 5/15/2043	50,000	62,825
Series AD, 4.86%, 5/15/2112	200,000	210,278

		2,883,350

Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/1/2030	200,000	213,442

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 4/1/2057	150,000	184,064

Illinois 0.1%
State of Illinois, GO, 5.10%, 6/1/2033	535,000	498,508

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, Series A, 5.73%, 6/1/2040	150,000	187,067

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 2/15/2029	150,000	181,123

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Value

New Jersey (continued)
New Jersey Turnpike Authority, RB, Series F, 7.41%, 1/1/2040	$265,000	$389,849
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 5/1/2040	250,000	294,388

		865,360

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/2039	140,000	206,606
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Taxable, Second General Resolution, RB, 5.88%, 6/15/2044	100,000	128,986
New York City Transitional Finance Authority, Future Tax Secured, RB, Series B, 5.57%, 11/1/2038	100,000	120,146
New York Urban Development Corporation, State Personal Income Tax, RB, Series B, 2.10%, 3/15/2022	170,000	166,672
Port Authority of New York & New Jersey, RB
6.04%, 12/1/2029	300,000	366,759
4.46%, 10/1/2062	100,000	107,469

		1,096,638

Oregon 0.0%†
Oregon School Boards Association, Limited Tax Pension, GO, AGM Insured, 5.53%, 6/30/2028	200,000	224,066

Texas 0.1%
Dallas Independent School District, Texas School Building, GO, PSF-GTD, Series C, 6.45%, 2/15/2035	150,000	162,580
Texas State Taxable Build America Bond, GO, 5.52%, 4/1/2039	50,000	61,653
Texas Transportation Commission, RB, Series B, 5.18%, 4/1/2030	100,000	113,565

		337,798

Wisconsin 0.0%†
State of Wisconsin Bond, RB, Series C, 3.15%, 5/1/2027	20,000	19,427

Total Municipal Bonds (cost $5,827,581)		6,509,720

Supranational 1.7%
African Development Bank, 1.38%, 2/12/2020	500,000	489,122
Asian Development Bank
1.75%, 1/10/2020	500,000	492,968
1.50%, 1/22/2020	750,000	736,150
1.75%, 6/8/2021	500,000	484,195
2.50%, 11/2/2027	500,000	475,681

Supranational (continued)

	Principal Amount	Value

European Investment Bank
1.25%, 12/16/2019	$1,000,000	$978,873
1.38%, 6/15/2020	500,000	486,621
1.63%, 6/15/2021	500,000	482,501
1.38%, 9/15/2021	750,000	715,030
2.25%, 3/15/2022	750,000	732,964
2.50%, 10/15/2024	500,000	483,940
Inter-American Development Bank
1.75%, 10/15/2019	1,000,000	989,013
1.63%, 5/12/2020	750,000	736,508
1.88%, 3/15/2021	250,000	243,928
2.13%, 1/18/2022	500,000	487,805
1.75%, 9/14/2022	250,000	238,364
International Bank for Reconstruction & Development
0.88%, 8/15/2019	2,000,000	1,959,392
1.88%, 10/7/2019	1,000,000	990,947
1.13%, 11/27/2019	1,000,000	978,233
7.63%, 1/19/2023	677,000	813,659

Total Supranational (cost $14,212,153)		13,995,894

U.S. Government Agency Securities 1.9%
FHLB
1.38%, 5/28/2019	2,000,000	1,979,566
1.38%, 2/18/2021	2,000,000	1,931,952
1.88%, 11/29/2021	1,200,000	1,164,957
5.50%, 7/15/2036	300,000	389,836
FHLMC
1.13%, 8/12/2021	1,137,000	1,080,873
2.38%, 1/13/2022	2,000,000	1,970,032
6.75%, 9/15/2029	388,000	514,912
6.75%, 3/15/2031	400,000	542,739
6.25%, 7/15/2032	365,000	484,820
FNMA
1.00%, 8/28/2019	3,500,000	3,436,090
1.25%, 8/17/2021	785,000	748,504
2.13%, 4/24/2026	1,000,000	931,802
6.25%, 5/15/2029	500,000	637,118
Tennessee Valley Authority, 4.88%, 01/15/2048	300,000	367,270

Total U.S. Government Agency Securities (cost $16,166,776)		16,180,471

U.S. Treasury Obligations 35.8%
U.S. Treasury Bonds
8.13%, 8/15/2019	1,500,000	1,608,574
8.13%, 8/15/2021	1,800,000	2,108,953
7.13%, 2/15/2023	1,000,000	1,194,648
6.25%, 8/15/2023	869,000	1,015,847
6.00%, 2/15/2026	1,444,500	1,756,591
6.13%, 11/15/2027	1,000,000	1,265,391
5.50%, 8/15/2028	1,000,000	1,226,406
4.50%, 5/15/2038	500,000	612,500
4.50%, 8/15/2039	185,000	227,810
4.38%, 11/15/2039	280,000	339,489
4.38%, 5/15/2040	550,000	667,541

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Treasury Obligations (continued)

	Principal Amount	Value

U.S. Treasury Bonds (continued)
3.88%, 8/15/2040	$600,000	$680,250
4.25%, 11/15/2040	500,000	597,578
3.75%, 8/15/2041	1,500,000	1,671,738
3.13%, 11/15/2041	2,000,000	2,020,781
3.13%, 2/15/2042	2,650,000	2,676,811
3.13%, 2/15/2043	1,250,000	1,259,766
3.63%, 8/15/2043	4,200,000	4,598,836
3.75%, 11/15/2043	1,850,000	2,066,797
3.63%, 2/15/2044	1,000,000	1,095,664
3.38%, 5/15/2044	1,700,000	1,787,457
3.13%, 8/15/2044	2,400,000	2,416,219
3.00%, 11/15/2044	8,000,000	7,872,188
3.00%, 5/15/2045	800,000	786,750
2.88%, 8/15/2045	2,500,000	2,399,121
3.00%, 11/15/2045	3,200,000	3,145,625
2.50%, 2/15/2046	2,500,000	2,222,266
2.50%, 5/15/2046	2,450,000	2,176,002
2.88%, 11/15/2046	3,200,000	3,066,000
3.00%, 2/15/2047	1,400,000	1,374,680
3.00%, 5/15/2047	1,600,000	1,570,562
2.75%, 8/15/2047	1,000,000	933,281
2.75%, 11/15/2047	1,300,000	1,212,961
U.S. Treasury Notes
1.13%, 5/31/2019	2,000,000	1,974,531
1.50%, 5/31/2019	1,000,000	991,367
1.25%, 6/30/2019	990,000	977,702
1.63%, 6/30/2019	2,000,000	1,983,672
1.00%, 8/31/2019	2,000,000	1,963,828
1.25%, 8/31/2019	2,480,000	2,442,994
1.75%, 9/30/2019	3,000,000	2,972,227
1.50%, 11/30/2019	2,000,000	1,971,250
1.75%, 11/30/2019	5,500,000	5,441,348
1.63%, 12/31/2019	3,990,000	3,936,852
1.38%, 1/31/2020	5,500,000	5,398,809
1.38%, 2/15/2020	5,000,000	4,903,906
3.63%, 2/15/2020	2,610,000	2,662,506
1.25%, 2/29/2020	2,100,000	2,053,898
1.38%, 2/29/2020	2,000,000	1,960,625
1.38%, 3/31/2020	5,500,000	5,385,918
1.13%, 4/30/2020	1,500,000	1,459,805
1.50%, 5/15/2020	2,500,000	2,450,000
3.50%, 5/15/2020	2,000,000	2,038,672
1.50%, 5/31/2020	4,500,000	4,406,836
1.50%, 7/15/2020	3,500,000	3,422,617
1.38%, 8/31/2020	1,000,000	973,359
2.13%, 8/31/2020	2,000,000	1,980,469
1.75%, 10/31/2020	5,500,000	5,389,355
2.63%, 11/15/2020	2,360,000	2,362,213
1.63%, 11/30/2020	2,000,000	1,952,031
1.75%, 12/31/2020	8,000,000	7,826,562
2.38%, 12/31/2020	3,000,000	2,982,773
3.63%, 2/15/2021	2,500,000	2,568,164
2.25%, 3/31/2021	3,000,000	2,968,125
2.25%, 4/30/2021	2,000,000	1,977,500
3.13%, 5/15/2021	1,250,000	1,267,139
1.38%, 5/31/2021	2,000,000	1,924,844
1.13%, 6/30/2021	2,000,000	1,906,875
2.13%, 6/30/2021	3,500,000	3,442,852
1.13%, 9/30/2021	1,900,000	1,803,219
2.00%, 11/15/2021	1,000,000	976,914

U.S. Treasury Obligations (continued)

	Principal Amount	Value

U.S. Treasury Notes (continued)
1.75%, 11/30/2021	$2,000,000	$1,935,156
1.88%, 11/30/2021	2,000,000	1,944,844
2.00%, 12/31/2021	2,000,000	1,950,547
1.50%, 1/31/2022	5,000,000	4,784,180
1.75%, 2/28/2022	7,000,000	6,755,547
1.88%, 2/28/2022	3,500,000	3,393,086
1.75%, 3/31/2022	4,000,000	3,855,312
1.75%, 4/30/2022	2,000,000	1,925,781
1.88%, 4/30/2022	2,000,000	1,935,156
1.75%, 5/15/2022	1,700,000	1,636,582
1.75%, 5/31/2022	2,000,000	1,924,297
1.75%, 6/30/2022	1,000,000	961,367
2.13%, 6/30/2022	500,000	488,027
1.88%, 7/31/2022	4,000,000	3,860,312
2.00%, 7/31/2022	4,500,000	4,366,055
1.63%, 8/15/2022	1,200,000	1,145,578
1.63%, 8/31/2022	5,000,000	4,771,094
1.88%, 8/31/2022	3,500,000	3,375,176
1.75%, 9/30/2022	2,000,000	1,916,172
1.88%, 9/30/2022	2,500,000	2,408,301
2.00%, 11/30/2022	1,400,000	1,353,953
2.13%, 12/31/2022	3,000,000	2,914,922
1.50%, 2/28/2023	1,000,000	942,070
1.50%, 3/31/2023	2,500,000	2,352,148
1.63%, 4/30/2023	2,000,000	1,891,016
1.63%, 5/31/2023	2,000,000	1,888,594
1.38%, 6/30/2023	2,700,000	2,514,375
2.50%, 8/15/2023	3,800,000	3,741,219
1.38%, 8/31/2023	700,000	650,098
2.75%, 11/15/2023	3,000,000	2,987,930
2.13%, 11/30/2023	3,900,000	3,757,863
2.25%, 1/31/2024	1,000,000	968,633
2.75%, 2/15/2024	1,500,000	1,492,148
2.13%, 2/29/2024	3,500,000	3,364,648
2.13%, 3/31/2024	1,000,000	960,430
2.50%, 5/15/2024	1,700,000	1,665,734
2.00%, 5/31/2024	3,500,000	3,331,563
2.00%, 6/30/2024	1,500,000	1,426,289
2.13%, 7/31/2024	1,500,000	1,435,664
1.88%, 8/31/2024	1,000,000	942,578
2.13%, 9/30/2024	2,000,000	1,911,563
2.25%, 10/31/2024	1,000,000	962,539
2.25%, 11/15/2024	3,160,000	3,040,019
2.13%, 11/30/2024	1,200,000	1,145,297
2.50%, 1/31/2025	1,500,000	1,464,023
2.00%, 2/15/2025	2,000,000	1,889,609
2.75%, 2/28/2025	1,500,000	1,486,582
2.13%, 5/15/2025	1,600,000	1,520,813
2.00%, 8/15/2025	4,700,000	4,419,652
2.25%, 11/15/2025	1,500,000	1,432,383
1.63%, 5/15/2026	190,000	172,336
1.50%, 8/15/2026	1,000,000	894,961
2.00%, 11/15/2026	700,000	650,754
2.25%, 2/15/2027	5,300,000	5,019,473
2.38%, 5/15/2027	4,000,000	3,823,125
2.25%, 8/15/2027	3,500,000	3,305,449
2.25%, 11/15/2027	4,000,000	3,771,562

Total U.S. Treasury Obligations (cost $302,943,638)		295,581,425

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund (Continued)

Short-Term Investment 2.1%

	Shares	Value

Money Market Fund 2.1%
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.89% (f)	$17,379,355	$17,384,569

Total Short-Term Investment (cost $17,383,578)		17,384,569

Total Investments (cost $848,091,342) — 101.0%		835,087,788

Liabilities in excess of other assets — (1.0)%		(8,595,933)

NET ASSETS — 100.0%		$826,491,855

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 7 for further information. The interest rate shown was the current rate as of April 30, 2018.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2018.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at April 30, 2018 was $3,928,980 which represents 0.48% of net assets.

(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2018.

(e)	Investment in affiliate.

(f)	Represents 7-day effective yield as of April 30, 2018.

†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services

AGM	Assured Guaranty Municipal Corp.

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation

ICE	Intercontinental Exchange

LIBOR	London Interbank Offered Rate

NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

RE	Reinsured

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

TBA	To Be Announced; Security is subject to delayed delivery

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund
Assets:
Investment securities of affiliated issuers, at value (cost $43,857)	$83,625
Investment securities of unaffiliated issuers, at value (cost $848,047,485)	835,004,163
Cash	25,999,705
Interest and dividends receivable	5,116,191
Security lending income receivable	92
Receivable for investments sold	8,409,410
Receivable for capital shares issued	143,142
Reclaims receivable	630
Prepaid expenses	38,746

Total Assets	874,795,704

Liabilities:
Payable for investments purchased	46,882,141
Distributions payable	59,081
Payable for capital shares redeemed	1,058,147
Accrued expenses and other payables:
Investment advisory fees	132,990
Fund administration fees	30,377
Distribution fees	46,272
Administrative servicing fees	30,555
Accounting and transfer agent fees	6,887
Trustee fees	1,322
Custodian fees	3,899
Compliance program costs (Note 3)	718
Professional fees	40,660
Printing fees	6,829
Other	3,971

Total Liabilities	48,303,849

Net Assets	$826,491,855

Represented by:
Capital	$847,563,987
Accumulated distributions in excess of net investment income	(586,800)
Accumulated net realized losses from investment securities of affiliated and unaffiliated issuers	(7,481,778)
Net unrealized appreciation/(depreciation) in investment securities of affiliated issuers	39,768
Net unrealized appreciation/(depreciation) in investment securities of unaffiliated issuers	(13,043,322)

Net Assets	$826,491,855

Net Assets:
Class A Shares	$218,658,779
Class C Shares	1,231,026
Class R6 Shares	604,224,405
Institutional Service Class Shares	2,377,645

Total	$826,491,855

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	20,462,912
Class C Shares	115,211
Class R6 Shares	56,655,854
Institutional Service Class Shares	222,950

Total	77,456,927

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.69
Class C Shares (b)	$10.68
Class R6 Shares	$10.66
Institutional Service Class Shares	$10.66
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.94

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Bond Index Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers	$12,045,627
Dividend income from unaffiliated issuers	460,667
Income from securities lending (Note 2)	4,050
Interest income from affiliated issuers	2,528

Total Income	12,512,872

EXPENSES:
Investment advisory fees	931,158
Fund administration fees	152,923
Distribution fees Class A	268,958
Distribution fees Class C	7,759
Administrative servicing fees Class A	172,135
Administrative servicing fees Class C	621
Administrative servicing fees Institutional Service Class	1,142
Registration and filing fees	30,584
Professional fees	54,510
Printing fees	11,020
Trustee fees	13,989
Custodian fees	17,745
Accounting and transfer agent fees	23,884
Compliance program costs (Note 3)	1,950
Other	11,338

Total Expenses	1,699,716

NET INVESTMENT INCOME	10,813,156

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from transactions in investment securities of unaffiliated issuers	(6,297,941)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	(563)
Investment securities of unaffiliated issuers	(25,386,922)

Net change in unrealized appreciation/depreciation	(25,387,485)

Net realized/unrealized losses	(31,685,426)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,872,270)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Bond Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$10,813,156	$19,673,101
Net realized gains (losses)	(6,297,941)	308,575
Net change in unrealized appreciation/depreciation	(25,387,485)	(14,189,990)

Change in net assets resulting from operations	(20,872,270)	5,791,686

Distributions to Shareholders From:
Net investment income:
Class A	(2,236,246)	(3,819,448)
Class C	(10,753)	(26,304)
Class R6 (a)	(9,114,763)	(17,249,276)
Institutional Service Class	(20,971)	(1,602	)(b)
Net realized gains:
Class A	–	(233,252)
Class C	–	(2,844)
Class R6 (a)	–	(852,897)
Institutional Service Class	–	(12	)(b)

Change in net assets from shareholder distributions	(11,382,733)	(22,185,635)

Change in net assets from capital transactions	(176,753,612)	151,978,779

Change in net assets	(209,008,615)	135,584,830

Net Assets:
Beginning of period	1,035,500,470	899,915,640

End of period	$826,491,855	$1,035,500,470

Accumulated distributions in excess of net investment income at end of period	$(586,800)	$(17,223)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$32,369,638	$67,423,523
Dividends reinvested	1,902,320	3,497,166
Cost of shares redeemed	(21,492,604)	(40,138,712)

Total Class A Shares	12,779,354	30,781,977

Class C Shares
Proceeds from shares issued	72,585	802,281
Dividends reinvested	10,431	26,741
Cost of shares redeemed	(741,492)	(1,103,012)

Total Class C Shares	(658,476)	(273,990)

Class R6 Shares (a)
Proceeds from shares issued	53,899,438	300,754,828
Dividends reinvested	9,114,481	18,102,163
Cost of shares redeemed	(254,167,684)	(197,557,877)

Total Class R6 Shares	(191,153,765)	121,299,114

Statements of Changes in Net Assets (Continued)

	Nationwide Bond Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	2,437,531	177,960	(b)
Dividends reinvested	20,963	1,614	(b)
Cost of shares redeemed	(179,219)	(7,896	)(b)

Total Institutional Service Class Shares	2,279,275	171,678	(b)

Change in net assets from capital transactions	$(176,753,612)	$151,978,779

SHARE TRANSACTIONS:
Class A Shares
Issued	2,970,516	6,119,628
Reinvested	175,347	317,759
Redeemed	(1,971,865)	(3,643,105)

Total Class A Shares	1,173,998	2,794,282

Class C Shares
Issued	6,709	72,081
Reinvested	961	2,432
Redeemed	(68,086)	(100,196)

Total Class C Shares	(60,416)	(25,683)

Class R6 Shares (a)
Issued	4,962,715	27,342,496
Reinvested	840,638	1,647,429
Redeemed	(23,573,625)	(17,982,840)

Total Class R6 Shares	(17,770,272)	11,007,085

Institutional Service Class Shares
Issued	222,130	16,133	(b)
Reinvested	1,944	146	(b)
Redeemed	(16,687)	(716	)(b)

Total Institutional Service Class Shares	207,387	15,563	(b)

Total change in shares	(16,449,303)	13,791,247

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(b)	For the period from December 7, 2016 (commencement of operations) through October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bond Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (c)(e)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.04	0.11	(0.35)	(0.24)	(0.11)	–	(0.11)	$10.69	(2.17%	)	$218,658,779	0.67%	1.96%	0.67%	107.40%
Year Ended October 31, 2017	$11.25	0.20	(0.19)	0.01	(0.21)	(0.01)	(0.22)	$11.04	0.17%		$213,022,268	0.67%	1.77%	0.67%	213.42%
Year Ended October 31, 2016	$11.14	0.20	0.20	0.40	(0.23)	(0.06)	(0.29)	$11.25	3.63%		$185,557,723	0.67%	1.81%	0.67%	147.02%
Year Ended October 31, 2015	$11.31	0.18	(0.03)	0.15	(0.20)	(0.12)	(0.32)	$11.14	1.36%		$206,342,539	0.66%	1.64%	0.66%	297.27%
Year Ended October 31, 2014	$11.34	0.22	0.18	0.40	(0.24)	(0.19)	(0.43)	$11.31	3.64%		$206,721,780	0.66%	1.96%	0.66%	227.55%
Year Ended October 31, 2013	$11.91	0.22	(0.43)	(0.21)	(0.26)	(0.10)	(0.36)	$11.34	(1.82%	)	$178,667,547	0.66%	1.91%	0.66%	195.99%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.04	0.07	(0.35)	(0.28)	(0.08)	–	(0.08)	$10.68	(2.58%	)	$1,231,026	1.34%	1.27%	1.34%	107.40%
Year Ended October 31, 2017	$11.25	0.12	(0.18)	(0.06)	(0.14)	(0.01)	(0.15)	$11.04	(0.51%	)	$1,938,975	1.35%	1.09%	1.35%	213.42%
Year Ended October 31, 2016	$11.14	0.13	0.19	0.32	(0.15)	(0.06)	(0.21)	$11.25	2.95%		$2,264,316	1.33%	1.13%	1.33%	147.02%
Year Ended October 31, 2015	$11.31	0.11	(0.04)	0.07	(0.12)	(0.12)	(0.24)	$11.14	0.68%		$1,603,592	1.34%	0.95%	1.34%	297.27%
Year Ended October 31, 2014	$11.35	0.15	0.16	0.31	(0.16)	(0.19)	(0.35)	$11.31	2.89%		$623,307	1.31%	1.31%	1.31%	227.55%
Year Ended October 31, 2013	$11.92	0.15	(0.43)	(0.28)	(0.19)	(0.10)	(0.29)	$11.35	(2.43%	)	$568,238	1.28%	1.31%	1.28%	195.99%

Class R6 Shares (f)
Six Months Ended April 30, 2018 (Unaudited)	$11.02	0.13	(0.36)	(0.23)	(0.13)	–	(0.13)	$10.66	(2.06%	)	$604,224,405	0.26%	2.36%	0.26%	107.40%
Year Ended October 31, 2017	$11.23	0.24	(0.18)	0.06	(0.26)	(0.01)	(0.27)	$11.02	0.58%		$820,367,755	0.26%	2.19%	0.26%	213.42%
Year Ended October 31, 2016	$11.11	0.25	0.20	0.45	(0.27)	(0.06)	(0.33)	$11.23	4.16%		$712,093,601	0.26%	2.22%	0.26%	147.02%
Year Ended October 31, 2015	$11.29	0.23	(0.04)	0.19	(0.25)	(0.12)	(0.37)	$11.11	1.69%		$803,043,994	0.25%	2.05%	0.25%	297.27%
Year Ended October 31, 2014	$11.32	0.26	0.18	0.44	(0.28)	(0.19)	(0.47)	$11.29	4.06%		$668,902,036	0.26%	2.37%	0.26%	227.55%
Year Ended October 31, 2013	$11.90	0.26	(0.44)	(0.18)	(0.30)	(0.10)	(0.40)	$11.32	(1.53%	)	$781,224,314	0.28%	2.29%	0.28%	195.99%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$11.02	0.12	(0.35)	(0.23)	(0.13)	–	(0.13)	$10.66	(2.13%	)	$2,377,645	0.40%	2.29%	0.40%	107.40%
Period Ended October 31, 2017 (g)	$10.92	0.23	0.10	0.33	(0.22)	(0.01)	(0.23)	$11.02	3.07%		$171,472	0.45%	2.27%	0.45%	213.42%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(g)	For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide International Index Fund

Asset Allocation†

Common Stocks	98.9%
Repurchase Agreement	4.1%
Short-Term Investment	0.3%
Futures Contracts	0.1%
Right††	0.0%
Liabilities in excess of other assets	(3.4)%
100.0%

Top Industries†††

Banks	11.5%
Pharmaceuticals	6.6%
Oil, Gas & Consumable Fuels	5.4%
Insurance	5.4%
Chemicals	3.7%
Automobiles	3.7%
Metals & Mining	3.0%
Food Products	2.7%
Machinery	2.6%
Capital Markets	2.4%
Other Industries*	53.0%
100.0%

Top Holdings†††

Nestle SA (Registered)	1.5%
HSBC Holdings plc	1.3%
Novartis AG (Registered)	1.1%
Toyota Motor Corp.	1.1%
Royal Dutch Shell plc	1.0%
Roche Holding AG	1.0%
TOTAL SA	1.0%
BP plc	0.9%
Royal Dutch Shell plc	0.9%
British American Tobacco plc	0.8%
Other Holdings*	89.4%
100.0%

Top Countries†††

Japan	23.3%
United Kingdom	14.8%
France	10.4%
Germany	9.3%
Switzerland	7.8%
Australia	6.4%
Netherlands	4.5%
Hong Kong	3.2%
Spain	3.1%
Sweden	2.4%
Other Countries*	14.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

Shareholder Expense Example	Nationwide International Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide International Index Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,025.00	3.56	0.71
	Hypothetical	(a)(b)	1,000.00	1,021.27	3.56	0.71
Class C Shares	Actual	(a)	1,000.00	1,022.20	6.92	1.38
	Hypothetical	(a)(b)	1,000.00	1,017.95	6.90	1.38
Class R Shares	Actual	(a)	1,000.00	1,024.20	5.02	1.00
	Hypothetical	(a)(b)	1,000.00	1,019.84	5.01	1.00
Class R6 Shares	Actual	(a)	1,000.00	1,027.60	1.56	0.31
	Hypothetical	(a)(b)	1,000.00	1,023.26	1.56	0.31
Institutional Service Class Shares	Actual	(a)	1,000.00	1,027.50	1.96	0.39
	Hypothetical	(a)(b)	1,000.00	1,022.86	1.96	0.39

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks 98.9%

	Shares	Value

AUSTRALIA 6.6%
Banks 1.9%
Australia & New Zealand Banking Group Ltd.	309,048	$6,223,163
Bank of Queensland Ltd.	40,530	305,482
Bendigo & Adelaide Bank Ltd.	49,399	392,963
Commonwealth Bank of Australia	184,634	9,948,980
National Australia Bank Ltd.	282,535	6,136,737
Westpac Banking Corp.	357,192	7,672,705

		30,680,030

Beverages 0.1%
Coca-Cola Amatil Ltd.	59,111	412,238
Treasury Wine Estates Ltd.	76,730	1,094,056

		1,506,294

Biotechnology 0.4%
CSL Ltd.	47,579	6,075,358

Capital Markets 0.2%
ASX Ltd.	20,128	885,361
Macquarie Group Ltd.	34,042	2,764,987

		3,650,348

Chemicals 0.1%
Incitec Pivot Ltd.	186,596	530,816
Orica Ltd.	39,314	586,729

		1,117,545

Commercial Services & Supplies 0.1%
Brambles Ltd.	165,465	1,226,322

Construction & Engineering 0.0%†
CIMIC Group Ltd.	10,081	341,872

Construction Materials 0.0%†
Boral Ltd.	122,521	630,065

Containers & Packaging 0.1%
Amcor Ltd.	119,206	1,230,171

Diversified Financial Services 0.1%
AMP Ltd.	317,927	962,575
Challenger Ltd.	56,970	459,961

		1,422,536

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	452,554	1,078,927
TPG Telecom Ltd.	32,086	134,191

		1,213,118

Electric Utilities 0.0%†
AusNet Services	181,656	233,980

Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus	106,681	760,209
Goodman Group	191,749	1,306,558
GPT Group (The)	188,194	684,058
Mirvac Group	379,444	638,258
Scentre Group	554,264	1,677,489
Stockland	241,401	751,130
Vicinity Centres	349,408	640,701
Westfield Corp.	207,844	1,436,012

		7,894,415

Common Stocks (continued)

	Shares	Value

AUSTRALIA (continued)
Food & Staples Retailing 0.4%
Wesfarmers Ltd.	120,575	$3,959,768
Woolworths Group Ltd.	137,365	2,874,245

		6,834,013

Gas Utilities 0.1%
APA Group	123,073	771,554

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	5,791	842,831

Health Care Providers & Services 0.1%
Healthscope Ltd.	197,740	361,016
Ramsay Health Care Ltd.	14,660	711,395
Sonic Healthcare Ltd.	43,185	766,460

		1,838,871

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	56,502	1,134,572
Crown Resorts Ltd.	38,660	375,318
Domino’s Pizza Enterprises Ltd.	7,468	236,560
Flight Centre Travel Group Ltd.	6,272	263,207
Tabcorp Holdings Ltd.	196,748	646,009

		2,655,666

Insurance 0.3%
Insurance Australia Group Ltd.	253,310	1,501,485
Medibank Pvt Ltd.	283,846	622,940
QBE Insurance Group Ltd.	145,366	1,086,932
Suncorp Group Ltd.	139,798	1,471,640

		4,682,997

IT Services 0.0%†
Computershare Ltd.	48,342	615,051

Media 0.0%†
REA Group Ltd.	5,448	330,634

Metals & Mining 1.1%
Alumina Ltd.	280,582	552,931
BHP Billiton Ltd.	338,066	7,869,528
BHP Billiton plc	222,361	4,713,510
BlueScope Steel Ltd.	59,844	735,718
Fortescue Metals Group Ltd.	158,119	540,753
Newcrest Mining Ltd.	79,857	1,266,886
South32 Ltd.	540,761	1,506,247

		17,185,573

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	59,475	156,996

Multi-Utilities 0.1%
AGL Energy Ltd.	68,664	1,119,703

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	29,293	681,808
Oil Search Ltd.	143,199	841,821
Origin Energy Ltd.*	187,895	1,370,586
Santos Ltd.*	207,085	952,179
Woodside Petroleum Ltd.	97,062	2,345,653

		6,192,047

Professional Services 0.0%†
SEEK Ltd.	37,325	543,429

Real Estate Management & Development 0.0%†
LendLease Group	56,967	764,409

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

AUSTRALIA (continued)
Road & Rail 0.0%†
Aurizon Holdings Ltd.	212,347	$716,867

Transportation Infrastructure 0.2%
Sydney Airport	119,722	640,211
Transurban Group	234,341	2,041,510

		2,681,721

		105,154,416

AUSTRIA 0.3%
Banks 0.1%
Erste Group Bank AG*	32,107	1,568,562
Raiffeisen Bank International AG*	15,470	520,149

		2,088,711

Machinery 0.0%†
ANDRITZ AG	7,659	411,601

Metals & Mining 0.1%
voestalpine AG	11,804	620,958

Oil, Gas & Consumable Fuels 0.1%
OMV AG	14,921	924,015

		4,045,285

BELGIUM 1.0%
Banks 0.1%
KBC Group NV	26,114	2,275,550

Beverages 0.5%
Anheuser-Busch InBev SA/NV (a)	80,206	7,941,150

Chemicals 0.1%
Solvay SA	7,766	1,079,411
Umicore SA	22,207	1,235,011

		2,314,422

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	8,102	925,105

Diversified Telecommunication Services 0.0%†
Proximus SADP	15,816	482,708

Food & Staples Retailing 0.0%†
Colruyt SA	6,227	350,158

Insurance 0.1%
Ageas	20,390	1,090,243

Media 0.0%†
Telenet Group Holding NV*	5,670	330,990

Pharmaceuticals 0.1%
UCB SA	13,707	1,032,937

		16,743,263

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	39,052	519,466

CHINA 0.2%
Auto Components 0.0%†
Minth Group Ltd.	76,000	361,140

Banks 0.2%
BOC Hong Kong Holdings Ltd.	386,600	1,996,825

Common Stocks (continued)

	Shares	Value

CHINA (continued)
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	239,666	$209,264

		2,567,229

COLOMBIA 0.0%†
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	7,135	475,159

DENMARK 1.7%
Banks 0.2%
Danske Bank A/S	78,927	2,749,776

Beverages 0.1%
Carlsberg A/S, Class B	11,452	1,280,389

Biotechnology 0.1%
Genmab A/S*	6,046	1,222,605

Chemicals 0.1%
Chr Hansen Holding A/S	10,037	909,912
Novozymes A/S, Class B	24,538	1,156,839

		2,066,751

Commercial Services & Supplies 0.0%†
ISS A/S	17,464	609,762

Diversified Telecommunication Services 0.0%†
TDC A/S*	66,000	536,801

Electric Utilities 0.1%
Orsted A/S Reg. S (b)	19,605	1,289,568

Electrical Equipment 0.1%
Vestas Wind Systems A/S	23,038	1,488,275

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	12,617	1,069,136
William Demant Holding A/S*	13,627	530,272

		1,599,408

Insurance 0.0%†
Tryg A/S	13,375	316,840

Marine 0.1%
AP Moller — Maersk A/S, Class A	393	601,074
AP Moller — Maersk A/S, Class B	696	1,114,484

		1,715,558

Pharmaceuticals 0.6%
H Lundbeck A/S	7,229	420,197
Novo Nordisk A/S, Class B	196,322	9,217,479

		9,637,676

Road & Rail 0.1%
DSV A/S	20,083	1,589,661

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	10,891	1,210,257

		27,313,327

FINLAND 1.0%
Auto Components 0.0%†
Nokian Renkaat OYJ	13,573	542,904

Communications Equipment 0.2%
Nokia OYJ	617,266	3,723,930

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

FINLAND (continued)
Diversified Telecommunication Services 0.0%†
Elisa OYJ	14,308	$633,417

Electric Utilities 0.1%
Fortum OYJ	48,724	1,121,931

Insurance 0.2%
Sampo OYJ, Class A	46,598	2,506,527

Machinery 0.2%
Kone OYJ, Class B	35,881	1,781,791
Metso OYJ	10,758	383,014
Wartsila OYJ Abp	46,953	995,343

		3,160,148

Oil, Gas & Consumable Fuels 0.1%
Neste OYJ	13,398	1,126,511

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	57,028	1,126,510
UPM-Kymmene OYJ	55,726	1,987,826

		3,114,336

Pharmaceuticals 0.0%†
Orion OYJ, Class B	11,702	355,130

		16,284,834

FRANCE 10.7%
Aerospace & Defense 0.8%
Airbus SE	61,165	7,165,372
Dassault Aviation SA	260	518,482
Safran SA	35,446	4,157,134
Thales SA	11,215	1,418,837

		13,259,825

Air Freight & Logistics 0.0%†
Bollore SA	97,562	483,845

Auto Components 0.3%
Cie Generale des Etablissements Michelin SCA	18,032	2,530,515
Faurecia SA	7,868	641,799
Valeo SA	25,059	1,667,557

		4,839,871

Automobiles 0.2%
Peugeot SA	60,952	1,499,902
Renault SA	20,666	2,235,966

		3,735,868

Banks 1.0%
BNP Paribas SA	118,280	9,116,281
Credit Agricole SA	119,856	1,969,182
Societe Generale SA	80,770	4,424,179

		15,509,642

Beverages 0.3%
Pernod Ricard SA	22,586	3,746,175
Remy Cointreau SA	2,100	288,777

		4,034,952

Building Products 0.2%
Cie de Saint-Gobain	52,631	2,748,616

Common Stocks (continued)

	Shares	Value

FRANCE (continued)
Capital Markets 0.1%
Amundi SA Reg. S (b)	6,265	$531,212
Natixis SA	98,929	808,935

		1,340,147

Chemicals 0.4%
Air Liquide SA	45,083	5,857,353
Arkema SA	7,199	940,913

		6,798,266

Commercial Services & Supplies 0.1%
Edenred	23,975	823,070
Societe BIC SA	2,829	288,245

		1,111,315

Construction & Engineering 0.5%
Bouygues SA	22,255	1,130,069
Eiffage SA	7,652	908,820
Vinci SA (a)	53,419	5,334,070

		7,372,959

Construction Materials 0.0%†
Imerys SA	3,788	344,677

Diversified Financial Services 0.1%
Eurazeo SA	4,589	401,856
Wendel SA	3,036	457,173

		859,029

Diversified Telecommunication Services 0.3%
Iliad SA	2,730	545,948
Orange SA	210,040	3,817,981

		4,363,929

Electric Utilities 0.1%
Electricite de France SA	63,437	886,949

Electrical Equipment 0.5%
Legrand SA	28,008	2,172,026
Schneider Electric SE*	59,710	5,393,596

		7,565,622

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	6,277	547,270

Equity Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions	3,438	384,123
Gecina SA	5,234	904,548
ICADE*	3,900	386,679
Klepierre SA	23,058	942,388
Unibail-Rodamco SE	10,512	2,516,567

		5,134,305

Food & Staples Retailing 0.1%
Carrefour SA	62,111	1,270,995
Casino Guichard Perrachon SA (a)	6,181	320,114

		1,591,109

Food Products 0.3%
Danone SA	63,553	5,123,602

Health Care Equipment & Supplies 0.2%
BioMerieux	4,293	339,067
Essilor International Cie Generale d’Optique SA (a)	21,864	2,975,531

		3,314,598

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

FRANCE (continued)
Hotels, Restaurants & Leisure 0.1%
Accor SA	19,320	$1,091,194
Sodexo SA	9,435	932,388

		2,023,582

Household Durables 0.0%†
SEB SA	2,560	490,236

Insurance 0.4%
AXA SA	204,331	5,840,990
CNP Assurances* (a)	18,627	476,213
SCOR SE (a)	18,687	758,345

		7,075,548

IT Services 0.2%
Atos SE	10,148	1,367,282
Capgemini SE	17,015	2,335,205

		3,702,487

Machinery 0.0%†
Alstom SA	15,995	725,106

Media 0.4%
Eutelsat Communications SA	18,790	406,289
JCDecaux SA	8,113	289,423
Lagardere SCA	12,710	363,097
Publicis Groupe SA	22,308	1,667,290
Vivendi SA	109,744	2,894,645

		5,620,744

Multi-Utilities 0.3%
Engie SA	192,292	3,370,033
Suez	37,226	536,744
Veolia Environnement SA*	49,850	1,180,358

		5,087,135

Oil, Gas & Consumable Fuels 1.0%
TOTAL SA	253,041	15,890,066

Personal Products 0.4%
L’Oreal SA (a)	26,539	6,355,949

Pharmaceuticals 0.6%
Ipsen SA	3,931	636,448
Sanofi (a)	119,708	9,448,848

		10,085,296

Professional Services 0.1%
Bureau Veritas SA	28,111	732,232
Teleperformance	5,988	959,657

		1,691,889

Software 0.2%
Dassault Systemes SE	13,757	1,776,608
Ubisoft Entertainment SA*	6,536	622,924

		2,399,532

Textiles, Apparel & Luxury Goods 1.1%
Hermes International	3,335	2,154,796
Kering SA	8,024	4,628,724
LVMH Moet Hennessy Louis Vuitton SE	29,368	10,222,353

		17,005,873

Trading Companies & Distributors 0.0%†
Rexel SA	33,889	524,129

Common Stocks (continued)

	Shares	Value

FRANCE (continued)
Transportation Infrastructure 0.1%
Aeroports de Paris	2,941	$645,645
Getlink	47,450	669,436

		1,315,081

		170,959,049

GERMANY 9.6%
Aerospace & Defense 0.1%
MTU Aero Engines AG	5,389	927,302

Air Freight & Logistics 0.3%
Deutsche Post AG (Registered)	102,218	4,451,155

Airlines 0.0%†
Deutsche Lufthansa AG (Registered)	24,348	709,346

Auto Components 0.2%
Continental AG	11,581	3,093,557
Schaeffler AG (Preference)	17,588	272,822

		3,366,379

Automobiles 1.2%
Bayerische Motoren Werke AG	34,858	3,890,483
Bayerische Motoren Werke AG (Preference)	5,822	563,185
Daimler AG (Registered)	101,408	7,993,998
Porsche Automobil Holding SE (Preference)	15,940	1,359,161
Volkswagen AG	3,364	688,066
Volkswagen AG (Preference)	19,550	4,048,509

		18,543,402

Banks 0.1%
Commerzbank AG*	112,674	1,453,081

Capital Markets 0.4%
Deutsche Bank AG (Registered)	217,592	2,980,804
Deutsche Boerse AG	20,375	2,741,398

		5,722,202

Chemicals 1.2%
BASF SE	96,727	10,049,109
Covestro AG Reg. S (b)	17,537	1,593,761
Evonik Industries AG	16,497	586,352
FUCHS PETROLUB SE (Preference)	7,939	426,560
K+S AG (Registered)	20,003	588,687
LANXESS AG	9,772	723,644
Linde AG*	19,554	4,345,144
Symrise AG	12,796	1,033,512

		19,346,769

Construction & Engineering 0.0%†
HOCHTIEF AG	1,884	343,835

Construction Materials 0.1%
HeidelbergCement AG	15,384	1,508,448

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG (Registered)	351,054	6,138,116
Telefonica Deutschland Holding AG	84,749	404,931

		6,543,047

Electrical Equipment 0.0%†
OSRAM Licht AG	10,307	592,585

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

GERMANY (continued)
Food & Staples Retailing 0.0%†
METRO AG	18,069	$262,001

Health Care Equipment & Supplies 0.0%†
Siemens Healthineers AG Reg. S* (b)	15,912	620,367

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	22,447	2,285,846
Fresenius SE & Co. KGaA	43,792	3,343,332

		5,629,178

Hotels, Restaurants & Leisure 0.1%
TUI AG	46,014	1,037,753

Household Products 0.2%
Henkel AG & Co. KGaA	11,210	1,337,265
Henkel AG & Co. KGaA (Preference)	18,757	2,386,092

		3,723,357

Independent Power and Renewable Electricity Producers 0.0%†
Uniper SE	20,860	645,465

Industrial Conglomerates 0.6%
Siemens AG (Registered)	80,586	10,251,332

Insurance 1.0%
Allianz SE (Registered)	46,993	11,116,973
Hannover Rueck SE	6,260	879,920
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	16,445	3,768,177

		15,765,070

Internet & Direct Marketing Retail 0.0%†
Zalando SE Reg. S* (b)	11,628	598,171

Internet Software & Services 0.1%
United Internet AG (Registered)	12,944	837,329

IT Services 0.1%
Wirecard AG	12,143	1,650,913

Machinery 0.1%
GEA Group AG	19,112	746,809
KION Group AG	7,439	620,708
MAN SE	4,009	462,207

		1,829,724

Media 0.1%
Axel Springer SE	5,054	413,340
ProSiebenSat.1 Media SE	25,056	910,219

		1,323,559

Metals & Mining 0.1%
thyssenkrupp AG	46,053	1,200,984

Multi-Utilities 0.3%
E.ON SE	231,734	2,534,144
Innogy SE Reg. S (b)	15,576	686,551
RWE AG	54,154	1,298,284

		4,518,979

Personal Products 0.1%
Beiersdorf AG	10,563	1,196,934

Common Stocks (continued)

	Shares	Value

GERMANY (continued)
Pharmaceuticals 0.7%
Bayer AG (Registered)	87,090	$10,425,510
Merck KGaA	13,513	1,323,187

		11,748,697

Real Estate Management & Development 0.3%
Deutsche Wohnen SE	36,906	1,742,794
Vonovia SE	51,995	2,607,583

		4,350,377

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	118,842	3,043,720

Software 0.7%
SAP SE	103,529	11,539,177

Textiles, Apparel & Luxury Goods 0.4%
adidas AG	19,949	4,905,124
HUGO BOSS AG	6,962	652,839

		5,557,963

Trading Companies & Distributors 0.1%
Brenntag AG	16,369	936,716

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,796	464,379

Wireless Telecommunication Services 0.0%†
1&1 Drillisch AG	5,496	398,812

		152,638,508

HONG KONG 3.3%
Banks 0.2%
Bank of East Asia Ltd. (The)	131,750	577,908
Hang Seng Bank Ltd.	80,600	2,038,854

		2,616,762

Capital Markets 0.3%
Hong Kong Exchanges & Clearing Ltd.	124,000	4,019,334
Kingston Financial Group Ltd.	424,000	214,920

		4,234,254

Diversified Financial Services 0.0%†
First Pacific Co. Ltd.	222,750	114,376

Diversified Telecommunication Services 0.0%†
HKT Trust & HKT Ltd.	370,420	487,168
PCCW Ltd.	467,000	289,055

		776,223

Electric Utilities 0.2%
CK Infrastructure Holdings Ltd.	65,500	516,736
CLP Holdings Ltd.	171,000	1,770,370
HK Electric Investments & HK Electric Investments Ltd. Reg. S (b)	277,000	257,438
Power Assets Holdings Ltd.	151,300	1,123,364

		3,667,908

Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT	230,051	2,032,550

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

HONG KONG (continued)
Food Products 0.1%
WH Group Ltd. Reg. S (b)	977,000	$1,012,804

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	884,076	1,846,734

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	254,000	2,222,459
Melco Resorts & Entertainment Ltd., ADR	25,962	810,274
Shangri-La Asia Ltd.	123,333	240,605
SJM Holdings Ltd.	188,000	188,157

		3,461,495

Household Durables 0.1%
Techtronic Industries Co. Ltd.	141,500	827,542

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	287,386	3,394,204
Jardine Matheson Holdings Ltd.	22,400	1,357,440
Jardine Strategic Holdings Ltd.	21,700	818,958
Jardine Strategic Holdings Ltd.	1,700	64,325
NWS Holdings Ltd.	178,645	351,705

		5,986,632

Insurance 0.7%
AIA Group Ltd.	1,272,000	11,356,634

Real Estate Management & Development 0.8%
CK Asset Holdings Ltd.	274,886	2,369,706
Hang Lung Group Ltd.	84,000	253,908
Hang Lung Properties Ltd.	212,000	500,840
Henderson Land Development Co. Ltd.	132,689	840,845
Hongkong Land Holdings Ltd.	113,800	819,360
Hongkong Land Holdings Ltd.	8,700	63,115
Hysan Development Co. Ltd.	65,673	382,419
Kerry Properties Ltd.	62,500	298,786
New World Development Co. Ltd.	636,829	934,831
Sino Land Co. Ltd.	354,200	611,983
Sun Hung Kai Properties Ltd.	150,700	2,419,230
Swire Pacific Ltd., Class A	52,000	514,500
Swire Properties Ltd.	132,000	468,440
Wharf Holdings Ltd. (The)	126,270	420,435
Wharf Real Estate Investment Co. Ltd.	126,270	947,896
Wheelock & Co. Ltd.	91,000	675,690

		12,521,984

Road & Rail 0.1%
MTR Corp. Ltd.	154,214	866,095

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	32,900	449,483

Textiles, Apparel & Luxury Goods 0.0%†
Li & Fung Ltd.	633,200	318,706
Yue Yuen Industrial Holdings Ltd.	82,500	234,155

		552,861

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust	303,600	101,464
Hutchison Port Holdings Trust	169,400	55,902

		157,366

		52,481,703

Common Stocks (continued)

	Shares	Value

IRELAND 0.6%
Airlines 0.0%†
Ryanair Holdings plc*	14,664	$273,287

Banks 0.1%
AIB Group plc	84,392	501,584
Bank of Ireland Group plc	96,719	867,163

		1,368,747

Construction Materials 0.3%
CRH plc	88,315	3,134,302
James Hardie Industries plc CHDI	46,393	821,830

		3,956,132

Food Products 0.1%
Kerry Group plc, Class A	17,187	1,748,413

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair plc	8,344	824,974

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	13,435	700,367

		8,871,920

ISRAEL 0.4%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	2,679	308,615

Banks 0.1%
Bank Hapoalim BM	109,778	749,407
Bank Leumi Le-Israel BM	149,996	884,161
Mizrahi Tefahot Bank Ltd.	14,257	260,602

		1,894,170

Chemicals 0.1%
Frutarom Industries Ltd.	4,158	396,998
Israel Chemicals Ltd.	74,024	331,119

		728,117

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp. Ltd.	178,022	224,265

Pharmaceuticals 0.1%
Teva Pharmaceutical Industries Ltd., ADR (a)	94,249	1,694,597

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	5,377	246,086

Software 0.1%
Check Point Software Technologies Ltd.*	14,366	1,386,462
Nice Ltd.*	6,465	614,253

		2,000,715

		7,096,565

ITALY 2.2%
Aerospace & Defense 0.0%†
Leonardo SpA	37,717	435,398

Automobiles 0.1%
Ferrari NV	12,834	1,576,780

Banks 0.7%
Intesa Sanpaolo SpA	1,514,464	5,773,094
Mediobanca Banca di Credito Finanziario SpA	65,147	790,342

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

ITALY (continued)
Banks (continued)
UniCredit SpA	211,011	$4,565,899

		11,129,335

Beverages 0.0%†
Davide Campari-Milano SpA	60,191	451,291

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,887,372	1,774,995

Electric Utilities 0.4%
Enel SpA	856,774	5,426,765
Terna Rete Elettrica Nazionale SpA	147,045	881,144

		6,307,909

Electrical Equipment 0.1%
Prysmian SpA	21,534	632,270

Insurance 0.2%
Assicurazioni Generali SpA	134,515	2,712,276
Poste Italiane SpA Reg. S (b)	52,095	508,804
UnipolSai Assicurazioni SpA	95,046	255,522

		3,476,602

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	267,980	5,229,581
Snam SpA	236,873	1,135,864

		6,365,445

Pharmaceuticals 0.0%†
Recordati SpA	10,928	390,224

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	17,984	1,122,064

Transportation Infrastructure 0.1%
Atlantia SpA	47,467	1,569,601

		35,231,914

JAPAN 24.1%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	37,700	970,909

Airlines 0.1%
ANA Holdings, Inc.	11,500	455,822
Japan Airlines Co. Ltd.	11,574	456,001

		911,823

Auto Components 0.7%
Aisin Seiki Co. Ltd.	18,800	1,020,394
Bridgestone Corp.	68,500	2,857,931
Denso Corp.	50,500	2,656,614
Koito Manufacturing Co. Ltd.	11,400	765,467
NGK Spark Plug Co. Ltd.	16,800	432,833
NOK Corp.	10,400	213,273
Stanley Electric Co. Ltd.	14,700	532,360
Sumitomo Electric Industries Ltd.	82,100	1,259,741
Sumitomo Rubber Industries Ltd.	18,400	329,048
Toyoda Gosei Co. Ltd.	6,700	169,818
Toyota Industries Corp.	17,000	1,005,008
Yokohama Rubber Co. Ltd. (The)	11,300	266,185

		11,508,672

Automobiles 2.1%
Honda Motor Co. Ltd.	181,200	6,223,545
Isuzu Motors Ltd.	56,200	859,554

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Automobiles (continued)
Mazda Motor Corp.	58,760	$817,122
Mitsubishi Motors Corp.	71,399	531,657
Nissan Motor Co. Ltd.	242,900	2,554,564
Subaru Corp.	63,900	2,145,966
Suzuki Motor Corp.	36,200	1,948,691
Toyota Motor Corp.	275,020	18,014,575
Yamaha Motor Co. Ltd.	29,300	934,094

		34,029,768

Banks 1.7%
Aozora Bank Ltd.	12,400	501,521
Bank of Kyoto Ltd. (The)	6,800	408,766
Chiba Bank Ltd. (The)	73,300	590,674
Concordia Financial Group Ltd.	133,300	775,819
Fukuoka Financial Group, Inc.	81,600	436,943
Hachijuni Bank Ltd. (The)	46,600	246,568
Japan Post Bank Co. Ltd.	43,500	590,951
Kyushu Financial Group, Inc.	40,700	200,115
Mebuki Financial Group, Inc.	101,530	394,310
Mitsubishi UFJ Financial Group, Inc.	1,254,984	8,407,863
Mizuho Financial Group, Inc.	2,539,219	4,604,652
Resona Holdings, Inc.	239,501	1,362,526
Seven Bank Ltd.	64,100	215,581
Shinsei Bank Ltd.	16,800	261,172
Shizuoka Bank Ltd. (The)	52,000	528,285
Sumitomo Mitsui Financial Group, Inc.	141,505	5,873,208
Sumitomo Mitsui Trust Holdings, Inc.	35,176	1,493,492
Suruga Bank Ltd.	18,000	244,619
Yamaguchi Financial Group, Inc.	21,000	262,568

		27,399,633

Beverages 0.4%
Asahi Group Holdings Ltd.	41,000	2,074,578
Coca-Cola Bottlers Japan, Inc.	14,000	602,258
Kirin Holdings Co. Ltd.	91,400	2,562,003
Suntory Beverage & Food Ltd.	13,800	679,044

		5,917,883

Building Products 0.3%
Asahi Glass Co. Ltd.	21,120	876,067
Daikin Industries Ltd.	26,200	3,065,035
LIXIL Group Corp.	28,700	643,459
TOTO Ltd.	15,400	871,592

		5,456,153

Capital Markets 0.3%
Daiwa Securities Group, Inc.	171,200	1,052,394
Japan Exchange Group, Inc.	54,500	1,010,995
Nomura Holdings, Inc.	382,300	2,204,297
SBI Holdings, Inc.	22,770	575,145

		4,842,831

Chemicals 1.1%
Air Water, Inc.	17,300	334,147
Asahi Kasei Corp.	130,400	1,795,804
Daicel Corp.	29,000	335,467
Hitachi Chemical Co. Ltd.	9,700	213,223
JSR Corp.	20,700	390,132
Kaneka Corp.	31,500	310,357

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Chemicals (continued)
Kansai Paint Co. Ltd.	21,400	$481,143
Kuraray Co. Ltd.	36,300	604,243
Mitsubishi Chemical Holdings Corp.	152,300	1,446,176
Mitsubishi Gas Chemical Co., Inc.	18,600	437,240
Mitsui Chemicals, Inc.	19,420	557,068
Nippon Paint Holdings Co. Ltd.	16,400	667,232
Nissan Chemical Industries Ltd.	13,100	583,433
Nitto Denko Corp.	17,210	1,278,366
Shin-Etsu Chemical Co. Ltd.	40,900	4,072,873
Sumitomo Chemical Co. Ltd.	164,200	943,521
Taiyo Nippon Sanso Corp.	13,700	203,203
Teijin Ltd.	21,660	407,951
Toray Industries, Inc.	152,900	1,428,016
Tosoh Corp.	30,500	541,071

		17,030,666

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	26,850	577,315
Park24 Co. Ltd.	11,200	317,449
Secom Co. Ltd.	21,800	1,634,192
Sohgo Security Services Co. Ltd.	6,900	341,121
Toppan Printing Co. Ltd.	60,000	502,263

		3,372,340

Construction & Engineering 0.3%
JGC Corp.	23,200	567,604
Kajima Corp.	92,800	894,632
Obayashi Corp.	67,900	783,011
Shimizu Corp.	56,000	553,584
Taisei Corp.	22,000	1,185,503

		3,984,334

Construction Materials 0.0%†
Taiheiyo Cement Corp.	12,700	480,908

Consumer Finance 0.0%†
Acom Co. Ltd.	38,600	174,945
AEON Financial Service Co. Ltd.	12,300	288,420
Credit Saison Co. Ltd.	17,000	304,883

		768,248

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	17,600	277,132

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	6,900	251,594

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	50,400	320,953
ORIX Corp.	140,200	2,464,528

		2,785,481

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	73,408	3,492,969

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	70,400	1,102,927
Chugoku Electric Power Co., Inc. (The)	28,100	351,305
Kansai Electric Power Co., Inc. (The)	73,300	1,023,316
Kyushu Electric Power Co., Inc.	47,200	583,445

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Electric Utilities (continued)
Tohoku Electric Power Co., Inc.	49,800	$642,411
Tokyo Electric Power Co. Holdings, Inc.*	152,100	721,548

		4,424,952

Electrical Equipment 0.5%
Fuji Electric Co. Ltd.	61,200	438,178
Mabuchi Motor Co. Ltd.	4,700	235,572
Mitsubishi Electric Corp.	203,500	3,124,522
Nidec Corp.	25,300	3,960,811

		7,759,083

Electronic Equipment, Instruments & Components 1.3%
Alps Electric Co. Ltd.	21,500	476,894
Hamamatsu Photonics KK	14,900	574,778
Hirose Electric Co. Ltd.	3,465	488,330
Hitachi High-Technologies Corp.	7,900	368,036
Hitachi Ltd.	509,300	3,721,632
Keyence Corp.	10,236	6,248,548
Kyocera Corp.	33,400	2,134,994
Murata Manufacturing Co. Ltd.	20,200	2,552,205
Nippon Electric Glass Co. Ltd.	10,200	293,884
Omron Corp.	20,100	1,087,436
Shimadzu Corp.	26,500	718,356
TDK Corp.	13,500	1,150,500
Yaskawa Electric Corp.	26,400	1,077,426
Yokogawa Electric Corp.	22,700	500,542

		21,393,561

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	164	393,387
Japan Prime Realty Investment Corp.	89	322,888
Japan Real Estate Investment Corp.	135	701,146
Japan Retail Fund Investment Corp.	291	545,520
Nippon Building Fund, Inc.	149	837,163
Nippon Prologis REIT, Inc.	169	355,863
Nomura Real Estate Master Fund, Inc.	406	568,662
United Urban Investment Corp.	330	509,284

		4,233,913

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	64,800	1,293,697
FamilyMart UNY Holdings Co. Ltd.	9,100	884,070
Lawson, Inc.	5,700	376,794
Seven & i Holdings Co. Ltd.	78,600	3,452,654
Sundrug Co. Ltd.	8,200	421,295
Tsuruha Holdings, Inc.	3,700	531,210

		6,959,720

Food Products 0.4%
Ajinomoto Co., Inc.	57,600	1,054,979
Calbee, Inc.	9,100	306,917
Kikkoman Corp.	15,000	650,372
MEIJI Holdings Co. Ltd.	12,598	1,011,256
NH Foods Ltd.	9,000	393,698
Nisshin Seifun Group, Inc.	20,652	451,683
Nissin Foods Holdings Co. Ltd.	5,800	426,204
Toyo Suisan Kaisha Ltd.	9,500	374,294

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Food Products (continued)
Yakult Honsha Co. Ltd.	11,700	$834,228
Yamazaki Baking Co. Ltd.	12,500	273,723

		5,777,354

Gas Utilities 0.1%
Osaka Gas Co. Ltd.	39,180	843,114
Toho Gas Co. Ltd.	7,200	218,473
Tokyo Gas Co. Ltd.	40,880	1,095,705

		2,157,292

Health Care Equipment & Supplies 0.4%
CYBERDYNE, Inc.* (a)	9,200	117,525
Hoya Corp.	40,700	2,175,950
Olympus Corp.	31,300	1,166,161
Sysmex Corp.	16,300	1,439,088
Terumo Corp.	33,700	1,907,095

		6,805,819

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	18,800	415,138
Medipal Holdings Corp.	16,900	363,131
Suzuken Co. Ltd.	8,580	369,375

		1,147,644

Health Care Technology 0.1%
M3, Inc.	22,100	832,085

Hotels, Restaurants & Leisure 0.2%
McDonald’s Holdings Co. Japan Ltd.	7,024	328,531
Oriental Land Co. Ltd.	23,100	2,301,601

		2,630,132

Household Durables 0.9%
Casio Computer Co. Ltd.	19,300	287,526
Iida Group Holdings Co. Ltd.	15,600	305,259
Nikon Corp.	37,300	650,408
Panasonic Corp.	232,402	3,444,069
Rinnai Corp.	3,500	347,916
Sekisui Chemical Co. Ltd.	40,300	714,472
Sekisui House Ltd.	60,100	1,099,017
Sharp Corp. (a)	16,500	480,914
Sony Corp.	133,200	6,559,785

		13,889,366

Household Products 0.1%
Lion Corp.	24,000	515,693
Unicharm Corp.	42,000	1,180,505

		1,696,198

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	15,600	423,137

Industrial Conglomerates 0.2%
Keihan Holdings Co. Ltd.	9,800	316,799
Seibu Holdings, Inc.	25,000	422,430
Toshiba Corp.*	674,700	1,804,575

		2,543,804

Insurance 0.8%
Dai-ichi Life Holdings, Inc.	113,500	2,250,054
Japan Post Holdings Co. Ltd.	165,800	2,014,593
MS&AD Insurance Group Holdings, Inc.	50,455	1,693,368

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Insurance (continued)
Sompo Holdings, Inc.	36,425	$1,527,654
Sony Financial Holdings, Inc.	19,800	360,992
T&D Holdings, Inc.	55,900	947,625
Tokio Marine Holdings, Inc.	70,900	3,344,500

		12,138,786

Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	98,800	701,613
Start Today Co. Ltd.	18,400	531,101

		1,232,714

Internet Software & Services 0.1%
DeNA Co. Ltd.	11,700	222,879
Kakaku.com, Inc.	14,600	278,388
Mixi, Inc.	4,100	135,149
Yahoo Japan Corp. (a)	154,600	635,947

		1,272,363

IT Services 0.2%
Fujitsu Ltd.	201,100	1,217,718
Nomura Research Institute Ltd.	14,318	739,156
NTT Data Corp.	66,000	711,146
Obic Co. Ltd.	7,100	593,558
Otsuka Corp.	10,200	474,527

		3,736,105

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	21,049	713,874
Sankyo Co. Ltd.	4,900	172,196
Sega Sammy Holdings, Inc.	19,300	316,667
Shimano, Inc.	7,600	1,010,116
Yamaha Corp.	18,200	880,106

		3,092,959

Machinery 1.4%
Amada Holdings Co. Ltd.	35,600	428,287
Daifuku Co. Ltd.	10,200	547,583
FANUC Corp.	20,400	4,390,042
Hino Motors Ltd.	28,800	351,743
Hitachi Construction Machinery Co. Ltd.	11,500	417,449
Hoshizaki Corp.	5,500	510,530
IHI Corp.	16,500	541,187
JTEKT Corp.	24,900	403,651
Kawasaki Heavy Industries Ltd.	16,820	563,962
Komatsu Ltd.	97,200	3,320,561
Kubota Corp.	109,800	1,855,119
Kurita Water Industries Ltd.	9,200	298,412
Makita Corp.	23,500	1,053,619
MINEBEA MITSUMI, Inc.	39,500	792,410
Mitsubishi Heavy Industries Ltd.	34,720	1,372,577
Nabtesco Corp.	11,700	422,579
NGK Insulators Ltd.	28,600	524,502
NSK Ltd.	40,300	540,984
SMC Corp.	6,000	2,286,169
Sumitomo Heavy Industries Ltd.	12,600	481,211
THK Co. Ltd.	13,300	465,078

		21,567,655

Marine 0.0%†
Mitsui OSK Lines Ltd.	12,800	379,524

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Marine (continued)†
Nippon Yusen KK	18,940	$403,872

		783,396

Media 0.1%
Dentsu, Inc.	23,361	1,103,755
Hakuhodo DY Holdings, Inc.	21,500	300,900
Toho Co. Ltd.	13,100	438,189

		1,842,844

Metals & Mining 0.3%
Hitachi Metals Ltd.	24,400	280,064
JFE Holdings, Inc.	53,600	1,104,135
Kobe Steel Ltd.	35,000	359,656
Maruichi Steel Tube Ltd.	5,800	198,022
Mitsubishi Materials Corp.	13,100	399,749
Nippon Steel & Sumitomo Metal Corp.	78,906	1,719,649
Sumitomo Metal Mining Co. Ltd.	26,800	1,142,017

		5,203,292

Multiline Retail 0.2%
Don Quijote Holdings Co. Ltd.	13,200	710,727
Isetan Mitsukoshi Holdings Ltd.	35,978	400,455
J Front Retailing Co. Ltd.	27,500	446,002
Marui Group Co. Ltd.	20,400	423,196
Ryohin Keikaku Co. Ltd.	2,500	854,466
Takashimaya Co. Ltd.	30,000	257,757

		3,092,603

Oil, Gas & Consumable Fuels 0.3%
Idemitsu Kosan Co. Ltd.	14,200	555,776
Inpex Corp.	98,900	1,266,676
JXTG Holdings, Inc.	323,317	2,109,672
Showa Shell Sekiyu KK	17,000	240,316

		4,172,440

Paper & Forest Products 0.0%†
Oji Holdings Corp.	94,000	661,508

Personal Products 0.5%
Kao Corp.	52,700	3,783,218
Kose Corp.	3,200	591,457
Pola Orbis Holdings, Inc.	9,600	418,569
Shiseido Co. Ltd.	40,000	2,595,065

		7,388,309

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	217,800	3,191,879
Chugai Pharmaceutical Co. Ltd.	23,200	1,225,363
Daiichi Sankyo Co. Ltd.	59,700	2,042,677
Eisai Co. Ltd.	28,400	1,899,682
Hisamitsu Pharmaceutical Co., Inc.	6,500	506,640
Kyowa Hakko Kirin Co. Ltd.	27,800	603,090
Mitsubishi Tanabe Pharma Corp.	23,700	450,269
Ono Pharmaceutical Co. Ltd.	43,700	1,012,169
Otsuka Holdings Co. Ltd.	41,200	2,154,373
Santen Pharmaceutical Co. Ltd.	35,700	600,415
Shionogi & Co. Ltd.	30,800	1,585,753
Sumitomo Dainippon Pharma Co. Ltd.	17,700	322,673
Taisho Pharmaceutical Holdings Co. Ltd.	3,570	341,847

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.	75,600	$3,178,204

		19,115,034

Professional Services 0.2%
Persol Holdings Co. Ltd.	18,400	437,068
Recruit Holdings Co. Ltd.	115,200	2,653,211

		3,090,279

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	11,250	226,624
Daito Trust Construction Co. Ltd.	7,200	1,211,641
Daiwa House Industry Co. Ltd.	58,800	2,154,546
Hulic Co. Ltd.	28,800	309,787
Mitsubishi Estate Co. Ltd.	131,800	2,412,140
Mitsui Fudosan Co. Ltd.	94,400	2,420,360
Nomura Real Estate Holdings, Inc.	13,000	322,927
Sumitomo Realty & Development Co. Ltd.	36,000	1,427,499
Tokyo Tatemono Co. Ltd.	22,400	341,305
Tokyu Fudosan Holdings Corp.	58,600	460,632

		11,287,461

Road & Rail 0.9%
Central Japan Railway Co.	15,300	3,072,908
East Japan Railway Co.	34,990	3,355,522
Hankyu Hanshin Holdings, Inc.	25,200	993,989
Keikyu Corp.	25,500	467,898
Keio Corp.	12,080	553,188
Keisei Electric Railway Co. Ltd.	13,400	437,189
Kintetsu Group Holdings Co. Ltd.	18,550	755,597
Kyushu Railway Co.	16,700	534,298
Nagoya Railroad Co. Ltd.	19,000	498,090
Nippon Express Co. Ltd.	7,850	593,303
Odakyu Electric Railway Co. Ltd.	29,750	642,074
Tobu Railway Co. Ltd.	21,600	689,055
Tokyu Corp.	55,450	933,263
West Japan Railway Co.	17,300	1,225,654

		14,752,028

Semiconductors & Semiconductor Equipment 0.4%
Disco Corp.	3,000	528,127
Renesas Electronics Corp.* (a)	87,800	920,380
Rohm Co. Ltd.	10,400	952,891
SUMCO Corp.	24,300	591,707
Tokyo Electron Ltd.	16,500	3,165,212

		6,158,317

Software 0.5%
Konami Holdings Corp.	10,400	511,234
LINE Corp.*	4,100	148,251
Nexon Co. Ltd.*	43,800	637,011
Nintendo Co. Ltd.	11,900	5,019,179
Oracle Corp. Japan	4,100	336,483
Trend Micro, Inc.	12,000	719,167

		7,371,325

Specialty Retail 0.3%
ABC-Mart, Inc.	3,800	250,282
Fast Retailing Co. Ltd.	5,500	2,421,911
Hikari Tsushin, Inc.	2,300	372,572
Nitori Holdings Co. Ltd.	8,500	1,430,407

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Specialty Retail (continued)
Shimamura Co. Ltd.	2,400	$279,832
USS Co. Ltd.	21,500	452,076
Yamada Denki Co. Ltd. (a)	63,600	333,497

		5,540,577

Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd.	23,700	508,628
Canon, Inc.	112,300	3,890,993
FUJIFILM Holdings Corp.	42,900	1,726,698
Konica Minolta, Inc.	49,700	426,129
NEC Corp.	26,800	736,109
Ricoh Co. Ltd.	76,400	746,462
Seiko Epson Corp.	28,400	532,435

		8,567,454

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	18,500	348,582

Tobacco 0.2%
Japan Tobacco, Inc.	115,800	3,109,508

Trading Companies & Distributors 1.0%
ITOCHU Corp.	157,600	3,154,426
Marubeni Corp.	173,800	1,308,935
MISUMI Group, Inc.	30,600	846,852
Mitsubishi Corp.	159,000	4,397,887
Mitsui & Co. Ltd.	179,700	3,245,718
Sumitomo Corp.	123,700	2,226,296
Toyota Tsusho Corp.	23,300	837,612

		16,017,726

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.	4,000	163,905
Kamigumi Co. Ltd.	12,500	281,679

		445,584

Wireless Telecommunication Services 1.0%
KDDI Corp.	191,700	5,146,298
NTT DOCOMO, Inc.	143,700	3,724,510
SoftBank Group Corp.	86,800	6,729,214

		15,600,022

		383,744,275

JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	9,907	802,245

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	49,351	923,702

Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE	1,225	658,735

Media 0.1%
RTL Group SA	4,240	348,744
SES SA, FDR (a)	37,167	573,119

		921,863

Metals & Mining 0.1%
ArcelorMittal	70,388	2,369,774

		4,874,074

Common Stocks (continued)

	Shares	Value

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	94,000	$257,719
Sands China Ltd.	251,100	1,448,956
Wynn Macau Ltd.	170,000	628,130

		2,334,805

MALTA 0.0%†
Diversified Financial Services 0.0%†
BGP Holdings plc* (c)(d)(e)	1,554,139	0

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc	22,841	400,414

NETHERLANDS 4.7%
Banks 0.5%
ABN AMRO Group NV, CVA Reg. S (b)	43,838	1,359,392
ING Groep NV	409,013	6,861,961

		8,221,353

Beverages 0.3%
Heineken Holding NV (a)	11,940	1,209,644
Heineken NV	27,002	2,839,445

		4,049,089

Chemicals 0.3%
Akzo Nobel NV (a)	26,373	2,374,063
Koninklijke DSM NV	19,101	1,971,050

		4,345,113

Construction & Engineering 0.0%†
Boskalis Westminster (a)	9,436	278,973

Diversified Financial Services 0.0%†
EXOR NV	11,133	822,640

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	361,945	1,122,076

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	135,007	3,254,665

Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV	99,060	4,181,787

Insurance 0.2%
Aegon NV	189,916	1,387,865
NN Group NV	31,560	1,505,886

		2,893,751

Media 0.0%†
Altice NV, Class A* (a)	58,549	558,745

Oil, Gas & Consumable Fuels 1.9%
Koninklijke Vopak NV (a)	8,427	413,873
Royal Dutch Shell plc, Class A	478,713	16,638,941
Royal Dutch Shell plc, Class B	394,553	14,094,173

		31,146,987

Professional Services 0.2%
Randstad NV	12,905	828,890
Wolters Kluwer NV	31,040	1,674,717

		2,503,607

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

NETHERLANDS (continued)
Semiconductors & Semiconductor Equipment 0.7%
ASML Holding NV (a)	40,867	$7,724,170
NXP Semiconductors NV*	35,869	3,762,658

		11,486,828

		74,865,614

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.	86,913	385,187

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	199,005	482,882

Electric Utilities 0.0%†
Mercury NZ Ltd.	68,910	154,569

Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	59,134	528,146

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	43,017	320,588

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	143,934	297,512

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	99,568	445,061

		2,613,945

NORWAY 0.7%
Banks 0.1%
DNB ASA	102,889	1,919,196

Chemicals 0.1%
Yara International ASA	18,200	764,373

Diversified Telecommunication Services 0.1%
Telenor ASA	79,983	1,768,951

Food Products 0.1%
Marine Harvest ASA	43,856	952,535
Orkla ASA	85,417	789,592

		1,742,127

Insurance 0.0%†
Gjensidige Forsikring ASA (a)	18,987	300,272

Media 0.0%†
Schibsted ASA, Class B	10,371	278,119

Metals & Mining 0.1%
Norsk Hydro ASA	140,216	869,435

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	123,212	3,153,363

		10,795,836

PORTUGAL 0.1%
Electric Utilities 0.0%†
EDP — Energias de Portugal SA (a)	240,484	892,563

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	26,204	458,243

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	52,773	1,010,685

		2,361,491

Common Stocks (continued)

	Shares	Value

SINGAPORE 1.4%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	164,200	$429,777

Airlines 0.0%†
Singapore Airlines Ltd.	56,413	460,508

Banks 0.7%
DBS Group Holdings Ltd.	187,050	4,321,072
Oversea-Chinese Banking Corp. Ltd.	329,589	3,401,388
United Overseas Bank Ltd.	138,762	3,134,233

		10,856,693

Capital Markets 0.0%†
Singapore Exchange Ltd.	83,700	488,004

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	11,226	288,563

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	859,603	2,284,408

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	259,675	520,905
Capital and Commercial Trust	256,286	350,812
Capital and Mall Trust	267,800	423,328
Suntec REIT	260,800	383,252

		1,678,297

Food Products 0.1%
Golden Agri-Resources Ltd.	737,871	191,632
Wilmar International Ltd.	167,258	409,201

		600,833

Hotels, Restaurants & Leisure 0.1%
Genting Singapore plc	649,217	574,245

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	151,000	924,989
Sembcorp Industries Ltd.	103,843	240,948

		1,165,937

Media 0.0%†
Singapore Press Holdings Ltd.	170,700	348,534

Real Estate Management & Development 0.1%
Capital and Ltd.	268,045	755,922
City Developments Ltd.	44,799	426,802
UOL Group Ltd.	52,313	345,424

		1,528,148

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	235,920	400,930

Transportation Infrastructure 0.0%†
SATS Ltd.	74,500	309,488

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	92,981	159,213

		21,573,578

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec plc	75,368	597,665

Health Care Providers & Services 0.0%†
Mediclinic International plc	38,674	356,117

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

SOUTH AFRICA (continued)
Paper & Forest Products 0.1%
Mondi plc	39,105	$1,088,486

		2,042,268

SPAIN 3.2%
Banks 1.3%
Banco Bilbao Vizcaya Argentaria SA	701,941	5,685,604
Banco de Sabadell SA (a)	565,277	1,104,430
Banco Santander SA (a)	1,699,798	10,959,767
Bankia SA (a)	129,915	570,307
Bankinter SA	73,697	769,971
CaixaBank SA	384,970	1,871,242

		20,961,321

Biotechnology 0.1%
Grifols SA	30,913	865,099

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	25,512	1,072,543
Ferrovial SA	51,309	1,093,631

		2,166,174

Diversified Telecommunication Services 0.3%
Telefonica SA	492,063	5,009,971

Electric Utilities 0.4%
Endesa SA	33,153	773,555
Iberdrola SA	611,615	4,714,934
Red Electrica Corp. SA	44,860	933,738

		6,422,227

Electrical Equipment 0.0%†
Siemens Gamesa Renewable Energy SA	24,915	426,552

Gas Utilities 0.1%
Gas Natural SDG SA	36,643	921,969

Insurance 0.0%†
Mapfre SA	114,197	396,603

IT Services 0.2%
Amadeus IT Group SA	46,200	3,366,852

Oil, Gas & Consumable Fuels 0.2%
Enagas SA	21,065	612,567
Repsol SA	131,943	2,511,537

		3,124,104

Specialty Retail 0.2%
Industria de Diseno Textil SA (a)	114,843	3,557,293

Transportation Infrastructure 0.2%
Abertis Infraestructuras SA	72,043	1,588,189
Aena SME SA Reg. S (b)	7,282	1,500,910

		3,089,099

		50,307,264

SWEDEN 2.5%
Banks 0.6%
Nordea Bank AB	323,426	3,280,704
Skandinaviska Enskilda Banken AB, Class A	161,058	1,515,011

Common Stocks (continued)

	Shares	Value

SWEDEN (continued)
Banks (continued)
Svenska Handelsbanken AB, Class A	163,701	$1,827,613
Swedbank AB, Class A	97,263	2,117,980

		8,741,308

Building Products 0.1%
Assa Abloy AB, Class B	104,284	2,178,583

Commercial Services & Supplies 0.0%†
Securitas AB, Class B (a)	33,671	542,939

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	328,510	2,491,247

Construction & Engineering 0.0%†
Skanska AB, Class B	35,543	694,459

Diversified Financial Services 0.2%
Industrivarden AB, Class C	18,168	383,480
Investor AB, Class B	47,954	2,081,068
Kinnevik AB, Class B	24,215	875,198
L E Lundbergforetagen AB, Class B	4,331	293,746

		3,633,492

Diversified Telecommunication Services 0.1%
Telia Co. AB	293,546	1,439,477

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	27,609	1,589,825

Food & Staples Retailing 0.0%†
ICA Gruppen AB (a)	7,862	244,438

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B (a)	22,588	210,328

Household Durables 0.1%
Electrolux AB Series B	24,933	655,450
Husqvarna AB, Class B	43,383	417,849

		1,073,299

Household Products 0.1%
Essity AB, Class B	63,834	1,615,970

Machinery 0.7%
Alfa Laval AB (a)	30,336	752,697
Atlas Copco AB, Class A	70,698	2,751,159
Atlas Copco AB, Class B	42,295	1,493,467
Sandvik AB (a)	118,857	2,022,040
SKF AB, Class B	38,481	780,909
Volvo AB, Class B	165,234	2,791,127

		10,591,399

Metals & Mining 0.1%
Boliden AB	28,585	993,675

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	18,694	516,276

Specialty Retail 0.1%
Hennes & Mauritz AB, Class B (a)	100,089	1,711,468

Tobacco 0.1%
Swedish Match AB	18,704	835,987

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	37,474	487,097

		39,591,267

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

SWITZERLAND 8.1%
Beverages 0.0%†
Coca-Cola HBC AG*	18,332	$615,768

Building Products 0.1%
Geberit AG (Registered)	3,921	1,673,655

Capital Markets 0.9%
Credit Suisse Group AG (Registered)*	255,375	4,290,651
Julius Baer Group Ltd.*	23,712	1,407,700
Partners Group Holding AG	1,851	1,348,419
UBS Group AG (Registered)*	385,221	6,472,268

		13,519,038

Chemicals 0.3%
Clariant AG (Registered)*	24,080	555,990
EMS-Chemie Holding AG (Registered)	883	544,729
Givaudan SA (Registered)	995	2,218,134
Sika AG	228	1,652,392

		4,971,245

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	47,940	2,660,903

Diversified Financial Services 0.0%†
Pargesa Holding SA	4,429	414,133

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	2,665	1,278,021

Electrical Equipment 0.3%
ABB Ltd. (Registered)	194,046	4,520,924

Food Products 1.7%
Barry Callebaut AG (Registered)	237	425,647
Chocoladefabriken Lindt & Spruengli AG*	106	680,075
Chocoladefabriken Lindt & Spruengli AG (Registered)*	11	835,023
Nestle SA (Registered)	327,838	25,344,844

		27,285,589

Health Care Equipment & Supplies 0.1%
Sonova Holding AG (Registered)	5,470	904,028
Straumann Holding AG (Registered)	1,112	754,457

		1,658,485

Insurance 0.6%
Baloise Holding AG (Registered)	5,226	827,131
Swiss Life Holding AG (Registered)*	3,434	1,201,882
Swiss Re AG	32,883	3,128,997
Zurich Insurance Group AG*	15,933	5,082,487

		10,240,497

Life Sciences Tools & Services 0.1%
Lonza Group AG (Registered)*	7,912	1,933,906

Machinery 0.1%
Schindler Holding AG	4,239	874,329
Schindler Holding AG (Registered)	2,152	430,927

		1,305,256

Marine 0.1%
Kuehne + Nagel International AG (Registered)	5,522	859,555

Common Stocks (continued)

	Shares	Value

SWITZERLAND (continued)
Metals & Mining 0.4%
Glencore plc*	1,288,181	$6,201,675

Pharmaceuticals 2.2%
Novartis AG (Registered)	234,312	18,022,381
Roche Holding AG	74,009	16,419,767
Vifor Pharma AG	5,095	802,675

		35,244,823

Professional Services 0.2%
Adecco Group AG (Registered)	16,622	1,100,170
SGS SA (Registered)	563	1,365,596

		2,465,766

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)*	7,523	705,796

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	67,608	1,472,099

Specialty Retail 0.0%†
Dufry AG (Registered)* (a)	3,455	488,763

Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont SA (Registered)	54,988	5,222,059
Swatch Group AG (The)	3,332	1,603,920
Swatch Group AG (The) (Registered)	5,834	518,900

		7,344,879

Trading Companies & Distributors 0.1%
Ferguson plc	26,469	2,022,147

		128,882,923

UNITED KINGDOM 15.3%
Aerospace & Defense 0.4%
BAE Systems plc	335,418	2,814,765
Cobham plc*	248,778	392,408
Meggitt plc	77,444	502,777
Rolls-Royce Holdings plc*	174,402	2,006,697
Rolls-Royce plc (Preference)* (c)	12,382,542	17,047

		5,733,694

Air Freight & Logistics 0.1%
Royal Mail plc	96,681	772,139

Airlines 0.1%
easyJet plc	16,834	366,645
International Consolidated Airlines Group SA	66,483	572,241

		938,886

Auto Components 0.1%
GKN plc	186,241	1,189,123

Automobiles 0.2%
Fiat Chrysler Automobiles NV*	115,507	2,574,086

Banks 2.4%
Barclays plc	1,794,973	5,122,511
HSBC Holdings plc	2,106,259	20,992,363
Lloyds Banking Group plc	7,576,798	6,734,208
Royal Bank of Scotland Group plc*	378,540	1,405,434
Standard Chartered plc	347,010	3,655,242

		37,909,758

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED KINGDOM (continued)
Beverages 0.6%
Coca-Cola European Partners plc	22,795	$893,564
Diageo plc	262,735	9,345,432

		10,238,996

Capital Markets 0.3%
3i Group plc	103,298	1,335,548
Hargreaves Lansdown plc	25,545	625,646
London Stock Exchange Group plc	32,656	1,929,713
Schroders plc	13,717	621,950
St James’s Place plc	54,871	856,514

		5,369,371

Chemicals 0.1%
Croda International plc	13,717	838,048
Johnson Matthey plc	20,761	939,268

		1,777,316

Commercial Services & Supplies 0.1%
Babcock International Group plc	27,134	274,248
G4S plc	169,604	602,894

		877,142

Diversified Financial Services 0.1%
Standard Life Aberdeen plc	276,063	1,381,612

Diversified Telecommunication Services 0.2%
BT Group plc	887,530	3,038,744

Electric Utilities 0.1%
SSE plc	107,619	2,042,386

Electrical Equipment 0.0%†
Melrose Industries plc	195,243	611,607

Energy Equipment & Services 0.0%†
John Wood Group plc	71,066	553,491

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	96,113	885,870
Hammerson plc	88,447	665,652
Land Securities Group plc	78,048	1,057,276
Segro plc	100,607	893,379

		3,502,177

Food & Staples Retailing 0.3%
J Sainsbury plc	172,939	732,765
Tesco plc	1,023,927	3,320,942
Wm Morrison Supermarkets plc	230,223	769,231

		4,822,938

Food Products 0.1%
Associated British Foods plc	36,573	1,357,026

Health Care Equipment & Supplies 0.1%
ConvaTec Group plc Reg. S (b)	143,788	427,893
Smith & Nephew plc	92,351	1,771,488

		2,199,381

Hotels, Restaurants & Leisure 0.4%
Compass Group plc	168,098	3,605,579
GVC Holdings plc	57,623	705,275
InterContinental Hotels Group plc	18,789	1,184,392
Merlin Entertainments plc Reg. S (b)	81,080	410,003
Whitbread plc	19,466	1,145,941

		7,051,190

Common Stocks (continued)

	Shares	Value

UNITED KINGDOM (continued)
Household Durables 0.2%
Barratt Developments plc	105,443	$808,670
Berkeley Group Holdings plc	13,549	758,686
Persimmon plc	32,709	1,220,706
Taylor Wimpey plc	359,839	948,540

		3,736,602

Household Products 0.3%
Reckitt Benckiser Group plc	70,410	5,520,115

Industrial Conglomerates 0.1%
DCC plc	9,640	927,279
Smiths Group plc	41,186	903,576

		1,830,855

Insurance 1.0%
Admiral Group plc	20,747	567,206
Aviva plc	426,902	3,103,455
Direct Line Insurance Group plc	145,090	746,123
Legal & General Group plc	631,482	2,342,095
Old Mutual plc	512,798	1,771,801
Prudential plc	272,261	6,982,781
RSA Insurance Group plc	107,638	972,881

		16,486,342

Internet Software & Services 0.0%†
Auto Trader Group plc Reg. S (b)	104,909	509,191

Machinery 0.2%
CNH Industrial NV (a)	109,681	1,350,332
IMI plc	26,645	399,413
Weir Group plc (The)	24,341	713,603

		2,463,348

Media 0.4%
ITV plc	385,761	801,289
Pearson plc	85,822	981,085
Sky plc	110,021	2,087,146
WPP plc	132,307	2,265,920

		6,135,440

Metals & Mining 0.8%
Anglo American plc (a)	140,485	3,297,094
Rio Tinto Ltd.	43,612	2,611,647
Rio Tinto plc	127,157	6,889,977

		12,798,718

Multiline Retail 0.1%
Marks & Spencer Group plc	167,018	658,879
Next plc	15,369	1,107,292

		1,766,171

Multi-Utilities 0.3%
Centrica plc	594,307	1,255,841
National Grid plc	358,895	4,156,789

		5,412,630

Oil, Gas & Consumable Fuels 1.0%
BP plc	2,084,122	15,398,256

Personal Products 1.1%
Unilever NV, CVA	171,584	9,788,374
Unilever plc	129,991	7,284,486

		17,072,860

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED KINGDOM (continued)
Pharmaceuticals 1.2%
AstraZeneca plc	133,353	$9,349,384
GlaxoSmithKline plc	518,139	10,397,425

		19,746,809

Professional Services 0.5%
Capita plc	73,787	193,894
Experian plc	95,114	2,171,415
Intertek Group plc	17,297	1,161,027
RELX NV	102,660	2,177,171
RELX plc	113,471	2,423,876

		8,127,383

Software 0.1%
Micro Focus International plc	46,036	797,299
Sage Group plc (The)	114,511	995,629

		1,792,928

Specialty Retail 0.1%
Kingfisher plc	221,515	922,858

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	44,642	1,119,278

Tobacco 1.1%
British American Tobacco plc	241,611	13,277,074
Imperial Brands plc	99,683	3,559,408

		16,836,482

Trading Companies & Distributors 0.2%
Ashtead Group plc	51,970	1,444,931
Bunzl plc	36,518	1,057,313
Travis Perkins plc	27,253	474,192

		2,976,436

Water Utilities 0.1%
Severn Trent plc	25,630	683,252
United Utilities Group plc	75,006	766,059

		1,449,311

Wireless Telecommunication Services 0.5%
Vodafone Group plc	2,807,635	8,169,223

		244,212,299

UNITED STATES 0.4%
Biotechnology 0.3%
Shire plc	95,662	5,083,757

Hotels, Restaurants & Leisure 0.1%
Carnival plc	19,345	1,250,172

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	22,194	729,467

		7,063,396

Total Common Stocks (cost $1,237,983,348)		1,576,848,332

Rights 0.0%†

	Number of Rights	Value

NEW ZEALAND 0.0%†
Construction Materials 0.0%†
Fletcher Building Ltd., expiring at an exercise price of $1.00 on 5/11/2018* (c)	15,918	$16,912

Total Rights (cost $—)		16,912

Short-Term Investment 0.3%

	Shares

Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (f)(g)	4,714,568	4,714,568

Total Short-Term Investment (cost $4,714,568)		4,714,568

Repurchase Agreement 4.1%

	Principal Amount

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $65,496,448, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $66,803,241. (g)(h)	$65,493,374	65,493,374

Total Repurchase Agreement (cost $65,493,374)		65,493,374

Total Investments (cost $1,308,191,290) — 103.3%		1,647,073,186

Liabilities in excess of other assets — (3.3)%		(52,378,680)

NET ASSETS — 100.0%		$1,594,694,506

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $77,809,487, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $4,714,568 and $65,493,374, respectively, and by $12,597,184 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.38%, and maturity dates ranging from 7/19/2018 - 5/15/2046; a total value of $82,805,090.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund (Continued)

approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at April 30, 2018 was $11,306,065 which represents 0.71% of net assets.

(c)	Fair valued security.

(d)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).

(e)	Value determined using significant unobservable inputs.

(f)	Represents 7-day effective yield as of April 30, 2018.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $70,207,942.

(h)	Please refer to Note 2(g) for additional information on the joint repurchase agreement.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification

FDR	Fiduciary Depositary Receipt

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

SDR	Swedish Depository Receipt

Futures contracts outstanding as of April 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	166	6/2018	EUR	6,964,036	355,338
FTSE 100 Index	43	6/2018	GBP	4,416,178	245,413
SGX Nikkei 225 Index	43	6/2018	JPY	4,428,032	196,603
SPI 200 Index	19	6/2018	AUD	2,133,464	64,318

					861,672

At April 30, 2018 the fund had $966,296 segregated in foreign currency as collateral with the broker for open futures contract.

Currency:

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide International Index Fund
Assets:
Investment securities, at value* (cost $1,242,697,916)	$1,581,579,812
Repurchase agreement, at value (cost $65,493,374)	65,493,374
Deposits with broker for futures contracts	966,296
Foreign currencies, at value (cost $10,218,768)	10,037,333
Interest and dividends receivable	6,277,961
Security lending income receivable	120,126
Receivable for investments sold	527,830
Receivable for capital shares issued	204,798
Reclaims receivable	3,135,011
Receivable for variation margin on futures contracts	225,789
Prepaid expenses	49,033

Total Assets	1,668,617,363

Liabilities:
Payable for investments purchased	708,737
Payable for capital shares redeemed	2,243,685
Cash overdraft (Note 2)	178,083
Payable upon return of securities loaned (Note 2)	70,207,942
Accrued expenses and other payables:
Investment advisory fees	318,283
Fund administration fees	48,195
Distribution fees	57,685
Administrative servicing fees	28,355
Accounting and transfer agent fees	11,291
Trustee fees	2,401
Custodian fees	9,999
Compliance program costs (Note 3)	975
Professional fees	37,968
Printing fees	11,376
Other	57,882

Total Liabilities	73,922,857

Net Assets	$1,594,694,506

Represented by:
Capital	$1,325,638,455
Accumulated undistributed net investment income	7,366,444
Accumulated net realized losses from investment securities, futures contracts, forward foreign currency contracts and foreign currency transactions	(77,804,527)
Net unrealized appreciation/(depreciation) in investment securities	338,881,896
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	861,672
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(249,434)

Net Assets	$1,594,694,506

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide International Index Fund
Net Assets:
Class A Shares	$241,189,247
Class C Shares	5,946,144
Class R Shares	8,037,765
Class R6 Shares	1,335,335,667
Institutional Service Class Shares	4,185,683

Total	$1,594,694,506

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	28,340,003
Class C Shares	745,252
Class R Shares	945,120
Class R6 Shares	155,911,952
Institutional Service Class Shares	489,150

Total	186,431,477

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.51
Class C Shares (b)	$7.98
Class R Shares	$8.50
Class R6 Shares	$8.56
Institutional Service Class Shares	$8.56
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.03

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $77,809,487 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide International Index Fund
INVESTMENT INCOME:
Dividend income	$24,809,608
Income from securities lending (Note 2)	353,001
Interest income	10,991
Foreign tax withholding	(2,241,393)

Total Income	22,932,207

EXPENSES:
Investment advisory fees	1,911,817
Fund administration fees	232,251
Distribution fees Class A	283,413
Distribution fees Class C	30,989
Distribution fees Class R	17,057
Administrative servicing fees Class A	170,049
Administrative servicing fees Class C	2,272
Administrative servicing fees Class R	6,482
Administrative servicing fees Institutional Service Class	1,379
Registration and filing fees	36,496
Professional fees	73,449
Printing fees	11,486
Trustee fees	22,349
Custodian fees	30,657
Accounting and transfer agent fees	34,873
Compliance program costs (Note 3)	3,196
Other	65,818

Total Expenses	2,934,033

NET INVESTMENT INCOME	19,998,174

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	29,273,613
Expiration or closing of futures contracts (Note 2)	51,551
Foreign currency transactions (Note 2)	728,351

Net realized gains	30,053,515

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	(6,123,234)
Futures contracts (Note 2)	544,570
Translation of assets and liabilities denominated in foreign currencies	(172,575)

Net change in unrealized appreciation/depreciation	(5,751,239)

Net realized/unrealized gains	24,302,276

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$44,300,450

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide International Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$19,998,174	$40,254,723
Net realized gains	30,053,515	60,067,891
Net change in unrealized appreciation/depreciation	(5,751,239)	225,689,767

Change in net assets resulting from operations	44,300,450	326,012,381

Distributions to Shareholders From:
Net investment income:
Class A	(3,027,229)	(3,507,708)
Class C	(73,714)	(90,953)
Class R	(75,913)	(60,910)
Class R6 (a)	(19,452,367)	(35,314,815)
Institutional Service Class	(20,089)	(13,221	)(b)
Net realized gains:
Class A	(8,281,932)	(319,355)
Class C	(232,337)	(12,326)
Class R	(220,819)	(6,344)
Class R6 (a)	(47,391,078)	(3,269,669)
Institutional Service Class	(45,054)	(21	)(b)

Change in net assets from shareholder distributions	(78,820,532)	(42,595,322)

Change in net assets from capital transactions	79,829,207	(476,263,065)

Change in net assets	45,309,125	(192,846,006)

Net Assets:
Beginning of period	1,549,385,381	1,742,231,387

End of period	$1,594,694,506	$1,549,385,381

Accumulated undistributed net investment income at end of period	$7,366,444	$10,017,582

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$62,498,356	$40,473,763
Dividends reinvested	10,728,787	3,544,916
Cost of shares redeemed	(17,431,827)	(38,607,647)

Total Class A Shares	55,795,316	5,411,032

Class C Shares
Proceeds from shares issued	539,674	1,662,388
Dividends reinvested	271,976	86,292
Cost of shares redeemed	(830,887)	(2,268,378)

Total Class C Shares	(19,237)	(519,698)

Class R Shares
Proceeds from shares issued	3,714,050	5,862,085
Dividends reinvested	173,591	51,652
Cost of shares redeemed	(1,427,403)	(3,768,428)

Total Class R Shares	2,460,238	2,145,309

Statements of Changes in Net Assets (Continued)

	Nationwide International Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$105,540,754	$114,270,926
Dividends reinvested	66,833,062	38,584,484
Cost of shares redeemed	(153,696,923)	(637,379,225)

Total Class R6 Shares	18,676,893	(484,523,815)

Institutional Service Class Shares
Proceeds from shares issued	3,005,453	1,236,467	(b)
Dividends reinvested	65,143	13,242	(b)
Cost of shares redeemed	(154,599)	(25,602	)(b)

Total Institutional Service Class Shares	2,915,997	1,224,107	(b)

Change in net assets from capital transactions	$79,829,207	$(476,263,065)

SHARE TRANSACTIONS:
Class A Shares
Issued	7,198,410	4,994,334
Reinvested	1,272,691	458,829
Redeemed	(2,037,055)	(4,907,904)

Total Class A Shares	6,434,046	545,259

Class C Shares
Issued	66,447	215,344
Reinvested	34,340	12,020
Redeemed	(103,455)	(316,907)

Total Class C Shares	(2,668)	(89,543)

Class R Shares
Issued	432,624	721,092
Reinvested	20,592	6,822
Redeemed	(166,095)	(486,218)

Total Class R Shares	287,121	241,696

Class R6 Shares (a)
Issued	12,372,193	14,506,835
Reinvested	7,879,986	4,997,987
Redeemed	(17,832,420)	(82,675,585)

Total Class R6 Shares	2,419,759	(63,170,763)

Institutional Service Class Shares
Issued	353,806	146,884	(b)
Reinvested	7,688	1,605	(b)
Redeemed	(17,847)	(2,986	)(b)

Total Institutional Service Class Shares	343,647	145,503	(b)

Total change in shares	9,481,905	(62,327,848)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(b)	For the period from December 7, 2016 (commencement of operations) through October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide International Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (c)(e)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$8.72	0.10	0.11	0.21	(0.11)	(0.31)	(0.42)	$8.51	2.50%		$241,189,247	0.71%	2.25%	0.71%	6.71%
Year Ended October 31, 2017	$7.25	0.18	1.48	1.66	(0.17)	(0.02)	(0.19)	$8.72	23.17%		$190,918,580	0.71%	2.29%	0.71%	6.07%
Year Ended October 31, 2016	$7.75	0.18	(0.42)	(0.24)	(0.19)	(0.07)	(0.26)	$7.25	(3.13%	)	$154,817,735	0.72%	2.55%	0.72%	6.09%
Year Ended October 31, 2015	$8.14	0.20	(0.34)	(0.14)	(0.22)	(0.03)	(0.25)	$7.75	(1.78%	)	$170,696,771	0.70%	2.50%	0.70%	6.69%
Year Ended October 31, 2014	$8.41	0.25	(0.27)	(0.02)	(0.25)	–	(0.25)	$8.14	(0.35%	)	$197,704,418	0.70%	2.92%	0.70%	5.68%
Year Ended October 31, 2013	$6.87	0.18	1.58	1.76	(0.22)	–	(0.22)	$8.41	26.05%		$198,132,384	0.70%	2.44%	0.70%	3.72%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$8.21	0.06	0.12	0.18	(0.10)	(0.31)	(0.41)	$7.98	2.22%		$5,946,144	1.38%	1.51%	1.38%	6.71%
Year Ended October 31, 2017	$6.84	0.11	1.40	1.51	(0.12)	(0.02)	(0.14)	$8.21	22.36%		$6,139,114	1.39%	1.53%	1.39%	6.07%
Year Ended October 31, 2016	$7.34	0.13	(0.41)	(0.28)	(0.15)	(0.07)	(0.22)	$6.84	(3.83%	)	$5,729,070	1.39%	1.92%	1.39%	6.09%
Year Ended October 31, 2015	$7.73	0.15	(0.33)	(0.18)	(0.18)	(0.03)	(0.21)	$7.34	(2.41%	)	$5,592,927	1.38%	1.98%	1.38%	6.69%
Year Ended October 31, 2014	$8.01	0.15	(0.23)	(0.08)	(0.20)	–	(0.20)	$7.73	(1.04%	)	$2,174,848	1.38%	1.92%	1.38%	5.68%
Year Ended October 31, 2013	$6.56	0.12	1.51	1.63	(0.18)	–	(0.18)	$8.01	25.27%		$790,140	1.32%	1.69%	1.32%	3.72%

Class R Shares (f)
Six Months Ended April 30, 2018 (Unaudited)	$8.71	0.09	0.12	0.21	(0.11)	(0.31)	(0.42)	$8.50	2.42%		$8,037,765	1.00%	2.08%	1.00%	6.71%
Year Ended October 31, 2017	$7.25	0.14	1.49	1.63	(0.15)	(0.02)	(0.17)	$8.71	22.78%		$5,734,302	0.99%	1.72%	0.99%	6.07%
Year Ended October 31, 2016	$7.75	0.16	(0.42)	(0.26)	(0.17)	(0.07)	(0.24)	$7.25	(3.37%	)	$3,019,089	1.00%	2.27%	1.00%	6.09%
Year Ended October 31, 2015	$8.15	0.19	(0.36)	(0.17)	(0.20)	(0.03)	(0.23)	$7.75	(2.11%	)	$3,422,400	0.95%	2.33%	0.95%	6.69%
Year Ended October 31, 2014	$8.42	0.24	(0.27)	(0.03)	(0.24)	–	(0.24)	$8.15	(0.42%	)	$1,115,530	0.80%	2.80%	0.80%	5.68%
Year Ended October 31, 2013	$6.89	0.17	1.57	1.74	(0.21)	–	(0.21)	$8.42	25.71%		$743,297	0.82%	2.27%	0.82%	3.72%

Class R6 Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$8.76	0.11	0.13	0.24	(0.13)	(0.31)	(0.44)	$8.56	2.76%		$1,335,335,667	0.31%	2.60%	0.31%	6.71%
Year Ended October 31, 2017	$7.29	0.21	1.48	1.69	(0.20)	(0.02)	(0.22)	$8.76	23.51%		$1,345,318,673	0.31%	2.64%	0.31%	6.07%
Year Ended October 31, 2016	$7.79	0.22	(0.43)	(0.21)	(0.22)	(0.07)	(0.29)	$7.29	(2.71%	)	$1,578,665,493	0.31%	2.98%	0.31%	6.09%
Year Ended October 31, 2015	$8.18	0.23	(0.34)	(0.11)	(0.25)	(0.03)	(0.28)	$7.79	(1.36%	)	$1,581,115,104	0.30%	2.90%	0.30%	6.69%
Year Ended October 31, 2014	$8.45	0.28	(0.27)	0.01	(0.28)	–	(0.28)	$8.18	0.05%		$1,562,224,101	0.30%	3.31%	0.30%	5.68%
Year Ended October 31, 2013	$6.91	0.21	1.57	1.78	(0.24)	–	(0.24)	$8.45	26.37%		$1,557,694,326	0.32%	2.77%	0.32%	3.72%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$8.76	0.12	0.12	0.24	(0.13)	(0.31)	(0.44)	$8.56	2.75%		$4,185,683	0.39%	2.88%	0.39%	6.71%
Period Ended October 31, 2017 (h)	$7.26	0.14	1.58	1.72	(0.20)	(0.02)	(0.22)	$8.76	23.97%		$1,274,712	0.40%	1.80%	0.40%	6.07%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h)	For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Mid Cap Market Index Fund

Asset Allocation†

Common Stocks	97.2%
Repurchase Agreement	4.3%
Short-Term Investment	0.3%
Futures Contracts	2.7%
Liabilities in excess of other assets	(4.5)%
100.0%

Top Industries††

Equity Real Estate Investment Trusts (REITs)	8.2%
Banks	8.0%
Machinery	4.7%
Electronic Equipment, Instruments & Components	4.3%
Insurance	4.3%
Health Care Equipment & Supplies	3.9%
IT Services	3.5%
Software	3.3%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	3.1%
Other Industries*	53.5%
100.0%

Top Holdings††

ABIOMED, Inc.	0.7%
Broadridge Financial Solutions, Inc.	0.7%
Teleflex, Inc.	0.7%
HollyFrontier Corp.	0.6%
NVR, Inc.	0.6%
Domino’s Pizza, Inc.	0.6%
Steel Dynamics, Inc.	0.6%
Copart, Inc.	0.6%
IDEX Corp.	0.6%
Keysight Technologies, Inc.	0.5%
Other Holdings*	93.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

Shareholder Expense Example	Nationwide Mid Cap Market Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Mid Cap Market Index Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,025.10	3.36	0.67
	Hypothetical	(a)(b)	1,000.00	1,021.47	3.36	0.67
Class C Shares	Actual	(a)	1,000.00	1,021.50	6.82	1.36
	Hypothetical	(a)(b)	1,000.00	1,018.05	6.81	1.36
Class R Shares	Actual	(a)	1,000.00	1,023.40	4.87	0.97
	Hypothetical	(a)(b)	1,000.00	1,019.98	4.86	0.97
Class R6 Shares	Actual	(a)	1,000.00	1,027.40	1.31	0.26
	Hypothetical	(a)(b)	1,000.00	1,023.51	1.30	0.26
Institutional Service Class Shares	Actual	(a)	1,000.00	1,026.60	2.21	0.44
	Hypothetical	(a)(b)	1,000.00	1,022.61	2.21	0.44

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 97.2%

	Shares	Value

Aerospace & Defense 1.5%
Curtiss-Wright Corp.	33,592	$4,301,120
Esterline Technologies Corp.*	19,931	1,432,042
KLX, Inc.*	38,326	2,998,243
Orbital ATK, Inc.	43,968	5,820,484
Teledyne Technologies, Inc.*	27,157	5,080,803

		19,632,692

Airlines 0.3%
JetBlue Airways Corp.*	245,038	4,702,279

Auto Components 0.9%
Cooper Tire & Rubber Co.	38,742	947,242
Dana, Inc.	110,368	2,619,032
Delphi Technologies plc	67,658	3,275,324
Gentex Corp.	208,639	4,744,451

		11,586,049

Automobiles 0.3%
Thor Industries, Inc.	37,240	3,952,654

Banks 8.2%
Associated Banc-Corp.	130,000	3,438,500
BancorpSouth Bank	64,494	2,131,527
Bank of Hawaii Corp.	32,085	2,701,878
Bank of the Ozarks, Inc.*	92,285	4,318,938
Cathay General Bancorp	57,961	2,319,020
Chemical Financial Corp.	54,166	2,973,172
Commerce Bancshares, Inc.	71,896	4,566,834
Cullen/Frost Bankers, Inc.	44,082	5,045,185
East West Bancorp, Inc.	110,010	7,328,866
First Horizon National Corp.	248,689	4,551,009
FNB Corp.	245,957	3,197,441
Fulton Financial Corp.	133,879	2,262,555
Hancock Holding Co.	64,929	3,171,782
Home BancShares, Inc.	120,243	2,794,447
International Bancshares Corp.	41,593	1,655,401
MB Financial, Inc.	63,901	2,723,461
PacWest Bancorp	95,765	4,906,998
Pinnacle Financial Partners, Inc.	56,228	3,601,403
Prosperity Bancshares, Inc.	53,198	3,818,020
Signature Bank*	40,824	5,190,771
Sterling Bancorp	170,717	4,054,529
Synovus Financial Corp.	90,662	4,738,903
TCF Financial Corp.	129,965	3,227,031
Texas Capital Bancshares, Inc.*	37,740	3,723,051
Trustmark Corp.	51,068	1,598,939
UMB Financial Corp.	33,569	2,570,714
Umpqua Holdings Corp.	167,747	3,952,119
United Bankshares, Inc.	79,964	2,714,778
Valley National Bancorp	201,555	2,529,515
Webster Financial Corp.	70,099	4,219,259
Wintrust Financial Corp.	42,828	3,830,965

		109,857,011

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	6,713	1,504,719

Biotechnology 0.3%
United Therapeutics Corp.*	32,876	3,619,976

Building Products 0.4%
Lennox International, Inc.	28,610	5,532,316

Common Stocks (continued)

	Shares	Value

Capital Markets 3.1%
Eaton Vance Corp.	91,841	$4,995,232
Evercore, Inc., Class A	31,351	3,174,289
FactSet Research Systems, Inc.	29,766	5,629,048
Federated Investors, Inc., Class B	73,962	1,957,774
Interactive Brokers Group, Inc., Class A	54,608	4,051,914
Janus Henderson Group plc	137,376	4,339,708
Legg Mason, Inc.	64,969	2,579,269
MarketAxess Holdings, Inc.	28,608	5,682,407
SEI Investments Co.	100,100	6,329,323
Stifel Financial Corp.	54,871	3,197,882

		41,936,846

Chemicals 2.7%
Ashland Global Holdings, Inc.	47,336	3,132,696
Cabot Corp.	46,714	2,609,444
Chemours Co. (The)	140,715	6,812,013
Minerals Technologies, Inc.	27,034	1,866,698
NewMarket Corp.	6,970	2,645,464
Olin Corp.	126,950	3,832,621
PolyOne Corp.	61,526	2,574,863
RPM International, Inc.	101,578	4,906,217
Scotts Miracle-Gro Co. (The)	30,292	2,531,805
Sensient Technologies Corp.	32,756	2,183,187
Valvoline, Inc.	152,827	3,099,332

		36,194,340

Commercial Services & Supplies 2.0%
Brink’s Co. (The)	38,459	2,838,274
Clean Harbors, Inc.*	39,225	1,796,505
Copart, Inc.*	153,437	7,837,562
Deluxe Corp.	36,431	2,496,981
Healthcare Services Group, Inc. (a)	56,035	2,164,632
Herman Miller, Inc.	45,113	1,384,969
HNI Corp.	32,755	1,093,689
MSA Safety, Inc.	25,856	2,245,335
Pitney Bowes, Inc.	142,984	1,461,297
Rollins, Inc.	73,122	3,547,879

		26,867,123

Communications Equipment 1.3%
ARRIS International plc*	133,183	3,595,941
Ciena Corp.*	109,756	2,826,217
InterDigital, Inc.	26,182	1,949,250
Lumentum Holdings, Inc.* (a)	47,695	2,406,213
NetScout Systems, Inc.*	66,721	1,811,475
Plantronics, Inc.	24,890	1,621,583
ViaSat, Inc.* (a)	41,600	2,661,568

		16,872,247

Construction & Engineering 1.2%
AECOM*	121,184	4,173,577
Dycom Industries, Inc.*	23,707	2,462,209
EMCOR Group, Inc.	44,394	3,266,955
Granite Construction, Inc.	30,043	1,573,652
KBR, Inc.	107,265	1,790,253
Valmont Industries, Inc.	17,291	2,457,051

		15,723,697

Construction Materials 0.3%
Eagle Materials, Inc.	36,960	3,657,562

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Consumer Finance 0.3%
SLM Corp.*	330,450	$3,793,566

Containers & Packaging 1.2%
AptarGroup, Inc.	47,296	4,422,176
Bemis Co., Inc.	69,233	2,995,712
Greif, Inc., Class A	19,501	1,141,199
Owens-Illinois, Inc.*	124,416	2,529,377
Silgan Holdings, Inc.	55,932	1,570,011
Sonoco Products Co.	75,863	3,896,324

		16,554,799

Distributors 0.3%
Pool Corp.	30,678	4,258,413

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.*	45,728	2,176,653
Graham Holdings Co., Class B	3,493	2,106,454
Service Corp. International	141,352	5,160,761
Sotheby’s*	28,066	1,481,885

		10,925,753

Electric Utilities 2.1%
ALLETE, Inc.	38,672	2,954,928
Great Plains Energy, Inc.	163,928	5,365,363
Hawaiian Electric Industries, Inc.	83,127	2,883,676
IDACORP, Inc.	38,284	3,560,412
OGE Energy Corp.	151,886	4,992,493
PNM Resources, Inc.	60,885	2,414,090
Westar Energy, Inc.	108,188	5,861,626

		28,032,588

Electrical Equipment 0.7%
EnerSys	31,753	2,176,986
Hubbell, Inc.	41,582	4,318,706
Regal Beloit Corp.	33,881	2,412,327

		8,908,019

Electronic Equipment, Instruments & Components 4.4%
Arrow Electronics, Inc.*	66,927	5,002,124
Avnet, Inc.	91,385	3,585,034
Belden, Inc.	31,829	1,960,666
Cognex Corp.	131,858	6,098,433
Coherent, Inc.*	18,860	3,172,629
Jabil, Inc.	133,388	3,548,121
Keysight Technologies, Inc.*	144,359	7,460,473
Knowles Corp.*	67,353	862,118
Littelfuse, Inc.	18,852	3,523,816
National Instruments Corp.	81,705	3,340,917
SYNNEX Corp.	22,261	2,229,884
Tech Data Corp.*	26,513	2,021,616
Trimble, Inc.*	188,796	6,532,342
VeriFone Systems, Inc.*	84,548	1,945,450
Vishay Intertechnology, Inc.	100,865	1,780,267
Zebra Technologies Corp., Class A*	40,465	5,455,896

		58,519,786

Energy Equipment & Services 1.6%
Core Laboratories NV (a)	33,528	4,105,504
Diamond Offshore Drilling, Inc.* (a)	48,665	894,949
Dril-Quip, Inc.*	29,093	1,205,905

Common Stocks (continued)

	Shares	Value

Energy Equipment & Services (continued)
Ensco plc, Class A (a)	328,985	$1,858,765
Nabors Industries Ltd.	239,503	1,822,618
Oceaneering International, Inc.	75,527	1,604,193
Patterson-UTI Energy, Inc.	169,074	3,621,565
Rowan Cos. plc, Class A*	85,769	1,238,504
Superior Energy Services, Inc.*	118,061	1,266,795
Transocean Ltd.* (a)	331,540	4,101,150

		21,719,948

Equity Real Estate Investment Trusts (REITs) 8.3%
Alexander & Baldwin, Inc.	51,059	1,169,251
American Campus Communities, Inc.	104,038	4,068,926
Camden Property Trust	70,748	6,041,879
CoreCivic, Inc.	90,489	1,824,258
CoreSite Realty Corp.	26,102	2,717,218
Corporate Office Properties Trust	76,978	2,117,665
Cousins Properties, Inc.	322,103	2,863,496
CyrusOne, Inc.	73,094	3,917,107
DCT Industrial Trust, Inc.	71,714	4,702,287
Douglas Emmett, Inc.	121,141	4,514,925
Education Realty Trust, Inc.	58,364	1,920,759
EPR Properties	49,448	2,720,629
First Industrial Realty Trust, Inc.	92,214	2,868,778
GEO Group, Inc. (The)	94,882	2,134,845
Healthcare Realty Trust, Inc.	95,870	2,668,062
Highwoods Properties, Inc.	79,514	3,500,206
Hospitality Properties Trust	118,623	2,951,340
JBG SMITH Properties	71,541	2,637,717
Kilroy Realty Corp.	75,301	5,396,823
Lamar Advertising Co., Class A	63,892	4,070,559
LaSalle Hotel Properties	86,749	2,565,168
Liberty Property Trust	112,749	4,715,163
Life Storage, Inc.	35,528	3,142,096
Mack-Cali Realty Corp.	69,060	1,185,760
Medical Properties Trust, Inc.	277,767	3,549,862
National Retail Properties, Inc.	117,349	4,463,956
Omega Healthcare Investors, Inc.	151,117	3,926,020
PotlatchDeltic Corp.	45,945	2,382,248
Quality Care Properties, Inc.*	71,011	1,560,112
Rayonier, Inc.	98,414	3,660,017
Sabra Health Care REIT, Inc.	136,099	2,491,973
Senior Housing Properties Trust	175,396	2,730,916
Tanger Factory Outlet Centers, Inc.	72,786	1,597,653
Taubman Centers, Inc.	46,340	2,594,113
Uniti Group, Inc.	125,968	2,269,943
Urban Edge Properties	81,494	1,676,332
Weingarten Realty Investors	91,510	2,513,780

		111,831,842

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	28,535	2,756,481
Sprouts Farmers Market, Inc.*	94,332	2,361,130
United Natural Foods, Inc.*	38,307	1,724,581

		6,842,192

Food Products 2.2%
Flowers Foods, Inc.	140,897	3,185,681
Hain Celestial Group, Inc. (The)*	79,041	2,302,464
Ingredion, Inc.	54,958	6,654,864
Lamb Weston Holdings, Inc.	111,165	7,261,298

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Food Products (continued)
Lancaster Colony Corp.	14,695	$1,845,545
Post Holdings, Inc.*	49,919	3,972,055
Sanderson Farms, Inc. (a)	15,325	1,703,527
Tootsie Roll Industries, Inc. (a)	14,817	423,025
TreeHouse Foods, Inc.*	43,159	1,661,622

		29,010,081

Gas Utilities 2.1%
Atmos Energy Corp.	84,570	7,348,287
National Fuel Gas Co.	65,220	3,349,047
New Jersey Resources Corp.	66,582	2,753,166
ONE Gas, Inc.	39,757	2,771,858
Southwest Gas Holdings, Inc.	36,614	2,672,456
UGI Corp.	131,800	6,377,802
WGL Holdings, Inc.	39,085	3,326,133

		28,598,749

Health Care Equipment & Supplies 3.9%
ABIOMED, Inc.*	31,955	9,616,857
Cantel Medical Corp.	26,907	3,015,467
Globus Medical, Inc., Class A*	55,145	2,822,873
Halyard Health, Inc.*	35,856	1,698,499
Hill-Rom Holdings, Inc.	50,301	4,317,335
ICU Medical, Inc.*	11,428	2,876,428
LivaNova plc*	33,003	2,930,006
Masimo Corp.*	36,144	3,243,201
NuVasive, Inc.*	38,960	2,073,062
STERIS plc (a)	64,510	6,097,485
Teleflex, Inc.	34,238	9,171,675
West Pharmaceutical Services, Inc.	56,287	4,965,076

		52,827,964

Health Care Providers & Services 1.8%
Acadia Healthcare Co., Inc.* (a)	62,222	2,213,859
Encompass Health Corp.	74,432	4,526,954
LifePoint Health, Inc.*	29,763	1,425,648
MEDNAX, Inc.*	71,231	3,270,215
Molina Healthcare, Inc.*	34,959	2,910,337
Patterson Cos., Inc.	61,992	1,443,174
Tenet Healthcare Corp.* (a)	61,994	1,484,136
WellCare Health Plans, Inc.*	33,893	6,953,488

		24,227,811

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*	138,183	1,605,687
Medidata Solutions, Inc.*	44,984	3,210,058

		4,815,745

Hotels, Restaurants & Leisure 3.0%
Boyd Gaming Corp.	62,024	2,059,817
Brinker International, Inc. (a)	35,057	1,528,135
Cheesecake Factory, Inc. (The) (a)	32,178	1,671,647
Churchill Downs, Inc.	8,591	2,359,088
Cracker Barrel Old Country Store, Inc. (a)	18,303	3,012,491
Domino’s Pizza, Inc.	33,248	8,037,039
Dunkin’ Brands Group, Inc. (a)	62,609	3,816,645
ILG, Inc.	80,345	2,742,175
International Speedway Corp., Class A	16,984	698,042
Jack in the Box, Inc.	22,540	2,021,838
Papa John’s International, Inc. (a)	18,653	1,156,486

Common Stocks (continued)

	Shares	Value

Hotels, Restaurants & Leisure (continued)
Scientific Games Corp.*	40,485	$2,157,850
Six Flags Entertainment Corp. (a)	59,803	3,781,942
Texas Roadhouse, Inc.	49,924	3,199,130
Wendy’s Co. (The)	137,154	2,295,958

		40,538,283

Household Durables 1.6%
Helen of Troy Ltd.*	20,557	1,832,657
KB Home	64,370	1,709,023
NVR, Inc.*	2,603	8,069,300
Tempur Sealy International, Inc.* (a)	35,278	1,578,691
Toll Brothers, Inc.	108,707	4,583,087
TRI Pointe Group, Inc.*	114,943	1,966,675
Tupperware Brands Corp.	38,906	1,733,651

		21,473,084

Household Products 0.2%
Energizer Holdings, Inc.	45,816	2,628,006

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	47,042	5,067,835

Insurance 4.3%
Alleghany Corp.	10,929	6,280,568
American Financial Group, Inc.	53,014	6,002,245
Aspen Insurance Holdings Ltd.	46,354	1,967,727
Brown & Brown, Inc.	177,020	4,820,255
CNO Financial Group, Inc.	116,394	2,495,487
First American Financial Corp.	84,151	4,300,958
Genworth Financial, Inc., Class A*	385,086	1,062,837
Hanover Insurance Group, Inc. (The)	32,876	3,775,809
Kemper Corp.	36,855	2,487,713
Mercury General Corp.	28,371	1,297,406
Old Republic International Corp.	188,908	3,853,723
Primerica, Inc.	30,691	2,969,354
Reinsurance Group of America, Inc.	49,007	7,321,646
RenaissanceRe Holdings Ltd.	30,915	4,205,677
WR Berkley Corp.	73,918	5,511,326

		58,352,731

Internet Software & Services 0.7%
Cars.com, Inc.* (a)	53,958	1,536,724
j2 Global, Inc.	37,277	2,959,048
LogMeIn, Inc.	39,920	4,399,184

		8,894,956

IT Services 3.6%
Acxiom Corp.*	59,740	1,552,045
Broadridge Financial Solutions, Inc.	89,027	9,544,585
Convergys Corp.	69,914	1,633,191
CoreLogic, Inc.*	62,221	3,079,939
Jack Henry & Associates, Inc.	58,835	7,029,606
Leidos Holdings, Inc.	108,306	6,956,494
MAXIMUS, Inc.	49,679	3,359,791
Sabre Corp.	171,582	3,541,452
Science Applications International Corp.	32,650	2,801,044
Teradata Corp.*	92,726	3,794,348
WEX, Inc.*	30,410	4,923,987

		48,216,482

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Leisure Products 0.6%
Brunswick Corp.	66,577	$3,986,631
Polaris Industries, Inc. (a)	44,559	4,670,674

		8,657,305

Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc., Class A*	15,363	3,897,747
Bio-Techne Corp.	28,446	4,292,786
Charles River Laboratories International, Inc.*	36,048	3,755,841
Syneos Health, Inc.*	42,495	1,619,059

		13,565,433

Machinery 4.8%
AGCO Corp.	50,331	3,154,747
Crane Co.	38,557	3,224,908
Donaldson Co., Inc.	98,806	4,373,154
Graco, Inc.	128,762	5,664,240
IDEX Corp.	58,204	7,779,547
ITT, Inc.	66,936	3,272,501
Kennametal, Inc.	61,999	2,259,864
Lincoln Electric Holdings, Inc.	46,941	3,890,001
Nordson Corp.	38,773	4,986,208
Oshkosh Corp.	56,738	4,094,214
Terex Corp.	58,654	2,142,044
Timken Co. (The)	52,183	2,230,823
Toro Co. (The)	81,293	4,746,698
Trinity Industries, Inc.	114,566	3,651,218
Wabtec Corp. (a)	65,003	5,772,916
Woodward, Inc.	41,949	3,017,811

		64,260,894

Marine 0.3%
Kirby Corp.*	40,863	3,485,614

Media 1.4%
AMC Networks, Inc., Class A*	37,689	1,959,828
Cable One, Inc.	3,562	2,262,297
Cinemark Holdings, Inc.	80,777	3,164,035
John Wiley & Sons, Inc., Class A	33,811	2,229,836
Live Nation Entertainment, Inc.*	103,022	4,066,278
Meredith Corp. (a)	30,380	1,573,684
New York Times Co. (The), Class A	97,349	2,282,834
TEGNA, Inc.	164,737	1,741,270

		19,280,062

Metals & Mining 2.3%
Allegheny Technologies, Inc.* (a)	95,828	2,546,150
Carpenter Technology Corp.	35,782	1,905,749
Commercial Metals Co.	88,455	1,858,439
Compass Minerals International, Inc. (a)	25,416	1,710,497
Reliance Steel & Aluminum Co.	55,322	4,863,910
Royal Gold, Inc.	49,647	4,408,654
Steel Dynamics, Inc.	179,281	8,033,582
United States Steel Corp.	133,648	4,521,312
Worthington Industries, Inc.	33,667	1,499,191

		31,347,484

Common Stocks (continued)

	Shares	Value

Multiline Retail 0.2%
Big Lots, Inc. (a)	32,001	$1,358,442
Dillard’s, Inc., Class A (a)	15,843	1,181,096

		2,539,538

Multi-Utilities 1.0%
Black Hills Corp.	40,877	2,316,908
MDU Resources Group, Inc.	148,475	4,182,541
NorthWestern Corp.	37,498	2,060,140
Vectren Corp.	63,115	4,435,091

		12,994,680

Oil, Gas & Consumable Fuels 3.3%
Callon Petroleum Co.*	154,349	2,146,995
Chesapeake Energy Corp.*	691,932	2,055,038
CNX Resources Corp.*	153,319	2,278,320
Energen Corp.*	74,049	4,845,767
Gulfport Energy Corp.*	124,313	1,156,111
HollyFrontier Corp.	134,954	8,190,358
Matador Resources Co.*	74,109	2,426,329
Murphy Oil Corp.	123,838	3,728,762
Oasis Petroleum, Inc.*	201,269	2,219,997
PBF Energy, Inc., Class A	84,265	3,229,877
QEP Resources, Inc.*	181,871	2,215,189
SM Energy Co. (a)	77,503	1,856,197
Southwestern Energy Co.*	385,915	1,582,251
World Fuel Services Corp.	51,045	1,095,936
WPX Energy, Inc.*	303,250	5,182,543

		44,209,670

Paper & Forest Products 0.4%
Domtar Corp.	47,894	2,102,547
Louisiana-Pacific Corp.	110,189	3,121,654

		5,224,201

Personal Products 0.4%
Edgewell Personal Care Co.*	41,158	1,813,010
Nu Skin Enterprises, Inc., Class A	42,318	3,010,926

		4,823,936

Pharmaceuticals 0.6%
Akorn, Inc.* (a)	70,765	1,021,139
Catalent, Inc.*	101,420	4,169,376
Endo International plc*	151,657	868,995
Mallinckrodt plc* (a)	65,932	857,116
Prestige Brands Holdings, Inc.*	40,089	1,180,220

		8,096,846

Professional Services 0.6%
Dun & Bradstreet Corp. (The)	28,141	3,244,939
ManpowerGroup, Inc.	50,371	4,821,512

		8,066,451

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	34,554	5,857,249

Road & Rail 1.8%
Avis Budget Group, Inc.*	54,042	2,670,215
Genesee & Wyoming, Inc., Class A*	47,059	3,350,601

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Road & Rail (continued)
Knight-Swift Transportation Holdings, Inc. (a)	97,472	$3,802,383
Landstar System, Inc.	31,916	3,244,262
Old Dominion Freight Line, Inc.	51,944	6,953,224
Ryder System, Inc.	40,359	2,721,407
Werner Enterprises, Inc.	33,781	1,158,688

		23,900,780

Semiconductors & Semiconductor Equipment 3.0%
Cirrus Logic, Inc.*	48,013	1,751,034
Cree, Inc.*	74,604	2,784,221
Cypress Semiconductor Corp.	269,213	3,925,125
First Solar, Inc.*	61,923	4,390,960
Integrated Device Technology, Inc.*	100,918	2,808,548
Microsemi Corp.*	89,324	5,778,370
MKS Instruments, Inc.	41,372	4,236,493
Monolithic Power Systems, Inc.	29,315	3,432,786
Silicon Laboratories, Inc.*	32,363	3,006,523
Synaptics, Inc.*	26,214	1,140,833
Teradyne, Inc.	148,427	4,831,299
Versum Materials, Inc.	82,681	2,908,718

		40,994,910

Software 3.4%
ACI Worldwide, Inc.*	88,221	2,051,138
Blackbaud, Inc.	36,483	3,829,256
CDK Global, Inc.	96,209	6,276,675
CommVault Systems, Inc.*	31,739	2,220,143
Fair Isaac Corp.*	22,836	3,954,739
Fortinet, Inc.*	109,854	6,081,517
Manhattan Associates, Inc.*	51,986	2,238,517
PTC, Inc.*	88,341	7,274,881
Tyler Technologies, Inc.*	26,761	5,858,518
Ultimate Software Group, Inc. (The)* (a)	22,056	5,291,676

		45,077,060

Specialty Retail 2.0%
Aaron’s, Inc.	46,930	1,960,266
American Eagle Outfitters, Inc.	128,159	2,650,328
AutoNation, Inc.*	45,358	2,095,086
Bed Bath & Beyond, Inc.	108,087	1,887,199
Dick’s Sporting Goods, Inc.	63,208	2,091,553
Five Below, Inc.*	42,029	2,967,668
GameStop Corp., Class A (a)	76,434	1,043,324
Michaels Cos., Inc. (The)*	84,429	1,572,068
Murphy USA, Inc.*	23,951	1,498,614
Office Depot, Inc.	388,402	889,440
Sally Beauty Holdings, Inc.* (a)	95,144	1,645,040
Signet Jewelers Ltd. (a)	45,934	1,785,914
Urban Outfitters, Inc.*	61,133	2,461,826
Williams-Sonoma, Inc. (a)	58,598	2,800,984

		27,349,310

Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.* (a)	85,763	861,061
Diebold Nixdorf, Inc.	58,497	897,929
NCR Corp.*	90,063	2,771,238

		4,530,228

Common Stocks (continued)

	Shares	Value

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	35,953	$3,606,805
Deckers Outdoor Corp.*	24,099	2,247,473
Skechers U.S.A., Inc., Class A*	103,086	2,937,951

		8,792,229

Thrifts & Mortgage Finance 0.6%
LendingTree, Inc.* (a)	5,866	1,398,455
New York Community Bancorp, Inc.	373,090	4,432,309
Washington Federal, Inc.	66,084	2,098,167

		7,928,931

Trading Companies & Distributors 0.7%
GATX Corp. (a)	28,910	1,886,089
MSC Industrial Direct Co., Inc., Class A	34,257	2,961,175
NOW, Inc.* (a)	81,092	983,646
Watsco, Inc.	24,317	4,071,152

		9,902,062

Water Utilities 0.3%
Aqua America, Inc.	134,976	4,744,406

Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	70,186	1,918,183

Total Common Stocks (cost $973,997,789)		1,305,225,606

Short-Term Investment 0.3%
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62%, (b)(c)	4,109,544	4,109,544

Total Short-Term Investment (cost $4,109,544)		4,109,544

Repurchase Agreement 4.3%

	Principal Amount

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $57,091,238, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $58,230,329. (c)(d)	$57,088,558	57,088,558

Total Repurchase Agreement (cost $57,088,558)		57,088,558

Total Investments (cost $1,035,195,891) — 101.8%		1,366,423,708

Liabilities in excess of other assets — (1.8)%		(24,083,788)

NET ASSETS — 100.0%		$1,342,339,920

*	Denotes a non-income producing security.

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $74,204,950, which was collateralized by a money market fund and a repurchase agreement with a value of $4,109,544 and $57,088,558, respectively, and $15,295,537 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.38%, and maturity dates ranging from 7/19/2018 - 5/15/2046; a total value of $76,493,639.

(b)	Represents 7-day effective yield as of April 30, 2018.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $61,198,102.

(d)	Please refer to Note 2(g) for additional information on the joint repurchase agreement.

REIT	Real Estate Investment Trust

Futures contracts outstanding as of April 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	192	6/2018	USD	35,944,320	(879,785)

					(879,785)

At April 30, 2018, the Fund had $1,500,800 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund
Assets:
Investment securities, at value* (cost $978,107,333)	$1,309,335,150
Repurchase agreement, at value (cost $57,088,558)	57,088,558
Cash	36,624,612
Deposits with broker for futures contracts	1,500,800
Interest and dividends receivable	662,555
Security lending income receivable	30,055
Receivable for investments sold	905,875
Receivable for capital shares issued	1,407,597
Prepaid expenses	49,327

Total Assets	1,407,604,529

Liabilities:
Payable for investments purchased	2,616,950
Payable for capital shares redeemed	430,882
Payable for variation margin on futures contracts	464,522
Payable upon return of securities loaned (Note 2)	61,198,102
Accrued expenses and other payables:
Investment advisory fees	216,910
Fund administration fees	43,042
Distribution fees	96,419
Administrative servicing fees	107,687
Accounting and transfer agent fees	3,896
Trustee fees	2,225
Custodian fees	8,183
Compliance program costs (Note 3)	769
Professional fees	39,479
Printing fees	9,972
Other	25,571

Total Liabilities	65,264,609

Net Assets	$1,342,339,920

Represented by:
Capital	$966,877,576
Accumulated undistributed net investment income	3,520,179
Accumulated net realized gains from investment securities and futures contracts	41,594,133
Net unrealized appreciation/(depreciation) in investment securities	331,227,817
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(879,785)

Net Assets	$1,342,339,920

Net Assets:
Class A Shares	$328,663,484
Class C Shares	20,685,455
Class R Shares	26,890,177
Class R6 Shares	956,674,474
Institutional Service Class Shares	9,426,330

Total	$1,342,339,920

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	18,757,588
Class C Shares	1,281,267
Class R Shares	1,556,003
Class R6 Shares	53,696,925
Institutional Service Class Shares	529,270

Total	75,821,053

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$17.52
Class C Shares (b)	$16.14
Class R Shares	$17.28
Class R6 Shares	$17.82
Institutional Service Class Shares	$17.81
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$18.59

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $74,204,950 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund
INVESTMENT INCOME:
Dividend income	$10,810,447
Income from securities lending (Note 2)	203,659
Interest income	134,363
Foreign tax withholding	(5,290)

Total Income	11,143,179

EXPENSES:
Investment advisory fees	1,317,003
Fund administration fees	194,601
Distribution fees Class A	426,288
Distribution fees Class C	107,500
Distribution fees Class R	66,709
Administrative servicing fees Class A	272,827
Administrative servicing fees Class C	10,037
Administrative servicing fees Class R	27,617
Administrative servicing fees Institutional Service Class	6,550
Registration and filing fees	38,251
Professional fees	54,537
Printing fees	16,441
Trustee fees	18,313
Custodian fees	23,622
Accounting and transfer agent fees	15,995
Compliance program costs (Note 3)	2,627
Other	75,230

Total expenses before fees waived	2,674,148

Investment advisory fees waived (Note 3)	(64,251)

Net Expenses	2,609,897

NET INVESTMENT INCOME	8,533,282

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	50,650,020
Expiration or closing of futures contracts (Note 2)	2,321,239

Net realized gains	52,971,259

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	(25,482,026)
Futures contracts (Note 2)	(1,076,925)

Net change in unrealized appreciation/depreciation	(26,558,951)

Net realized/unrealized gains	26,412,308

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$34,945,590

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Mid Cap Market Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$8,533,282	$12,128,188
Net realized gains	52,971,259	139,449,532
Net change in unrealized appreciation/depreciation	(26,558,951)	110,227,343

Change in net assets resulting from operations	34,945,590	261,805,063

Distributions to Shareholders From:
Net investment income:
Class A	(2,149,207)	(2,776,871)
Class C	(104,294)	(73,316)
Class R	(141,600)	(122,762)
Class R6 (a)	(7,043,532)	(10,652,571)
Institutional Service Class	(22,593)	(5,038	)(b)
Net realized gains:
Class A	(38,906,141)	(26,423,445)
Class C	(2,592,285)	(1,149,424)
Class R	(2,964,306)	(1,459,563)
Class R6 (a)	(93,132,181)	(69,200,933)
Institutional Service Class	(246,130)	(778	)(b)

Change in net assets from shareholder distributions	(147,302,269)	(111,864,701)

Change in net assets from capital transactions	196,785,153	(109,214,692)

Change in net assets	84,428,474	40,725,670

Net Assets:
Beginning of period	1,257,911,446	1,217,185,776

End of period	$1,342,339,920	$1,257,911,446

Accumulated undistributed net investment income at end of period	$3,520,179	$4,448,123

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$23,534,580	$86,781,064
Dividends reinvested	37,629,394	26,998,269
Cost of shares redeemed	(51,217,182)	(102,568,476)

Total Class A Shares	9,946,792	11,210,857

Class C Shares
Proceeds from shares issued	2,301,982	8,595,172
Dividends reinvested	2,621,732	1,131,672
Cost of shares redeemed	(3,441,188)	(2,585,403)

Total Class C Shares	1,482,526	7,141,441

Class R Shares
Proceeds from shares issued	8,969,048	18,717,125
Dividends reinvested	1,120,909	415,340
Cost of shares redeemed	(6,441,815)	(10,781,805)

Total Class R Shares	3,648,142	8,350,660

Statements of Changes in Net Assets (Continued)

	Nationwide Mid Cap Market Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$190,167,029	$102,834,360
Dividends reinvested	100,175,695	79,853,504
Cost of shares redeemed	(116,301,924)	(320,580,251)

Total Class R6 Shares	174,040,800	(137,892,387)

Institutional Service Class Shares
Proceeds from shares issued	8,340,628	2,208,693	(b)
Dividends reinvested	268,723	5,816	(b)
Cost of shares redeemed	(942,458)	(239,772	)(b)

Total Institutional Service Class Shares	7,666,893	1,974,737	(b)

Change in net assets from capital transactions	$196,785,153	$(109,214,692)

SHARE TRANSACTIONS:
Class A Shares
Issued	1,296,431	4,781,591
Reinvested	2,116,323	1,544,688
Redeemed	(2,818,630)	(5,614,056)

Total Class A Shares	594,124	712,223

Class C Shares
Issued	136,460	508,235
Reinvested	159,667	69,258
Redeemed	(206,172)	(152,082)

Total Class C Shares	89,955	425,411

Class R Shares
Issued	502,312	1,041,426
Reinvested	63,869	24,022
Redeemed	(356,942)	(601,191)

Total Class R Shares	209,239	464,257

Class R6 Shares (a)
Issued	10,685,964	5,590,673
Reinvested	5,542,210	4,498,580
Redeemed	(6,309,217)	(17,181,335)

Total Class R6 Shares	9,918,957	(7,092,082)

Institutional Service Class Shares
Issued	460,063	118,424	(b)
Reinvested	14,861	315	(b)
Redeemed	(51,855)	(12,538	)(b)

Total Institutional Service Class Shares	423,069	106,201	(b)

Total change in shares	11,235,344	(5,383,990)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(b)	For the period from December 7, 2016 (commencement of operations) through October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Mid Cap Market Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$19.31	0.10	0.42	0.52	(0.12)	(2.19)	(2.31)	$17.52	2.51%	$328,663,484	0.67%	1.07%		0.68%	10.73%
Year Ended October 31, 2017	$17.24	0.12	3.60	3.72	(0.15)	(1.50)	(1.65)	$19.31	22.61%	$350,705,458	0.68%	0.67%		0.69%	17.86%
Year Ended October 31, 2016	$18.60	0.16	0.67	0.83	(0.14)	(2.05)	(2.19)	$17.24	5.54%	$300,822,709	0.69%	0.94%		0.69%	18.89%
Year Ended October 31, 2015	$19.62	0.16	0.31	0.47	(0.19)	(1.30)	(1.49)	$18.60	2.77%	$299,007,777	0.68%	0.82%		0.68%	18.60%
Year Ended October 31, 2014	$18.58	0.15	1.81	1.96	(0.13)	(0.79)	(0.92)	$19.62	10.98%	$318,463,597	0.68%	0.79%		0.68%	13.82%
Year Ended October 31, 2013	$14.74	0.15	4.46	4.61	(0.16)	(0.61)	(0.77)	$18.58	32.63%	$310,901,128	0.68%	0.88%		0.68%	11.97%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$17.99	0.03	0.40	0.43	(0.09)	(2.19)	(2.28)	$16.14	2.15%	$20,685,455	1.36%	0.38%		1.37%	10.73%
Year Ended October 31, 2017	$16.21	–	3.38	3.38	(0.10)	(1.50)	(1.60)	$17.99	21.79%	$21,434,484	1.36%	(0.02%	)	1.37%	17.86%
Year Ended October 31, 2016	$17.66	0.04	0.62	0.66	(0.06)	(2.05)	(2.11)	$16.21	4.78%	$12,418,406	1.37%	0.26%		1.37%	18.89%
Year Ended October 31, 2015	$18.72	0.02	0.32	0.34	(0.10)	(1.30)	(1.40)	$17.66	2.11%	$12,090,140	1.35%	0.13%		1.35%	18.60%
Year Ended October 31, 2014	$17.83	0.02	1.73	1.75	(0.07)	(0.79)	(0.86)	$18.72	10.20%	$6,350,081	1.34%	0.12%		1.34%	13.82%
Year Ended October 31, 2013	$14.19	0.03	4.31	4.34	(0.09)	(0.61)	(0.70)	$17.83	31.93%	$3,870,760	1.28%	0.21%		1.28%	11.97%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$19.09	0.07	0.41	0.48	(0.10)	(2.19)	(2.29)	$17.28	2.34%	$26,890,177	0.97%	0.77%		0.98%	10.73%
Year Ended October 31, 2017	$17.07	0.07	3.57	3.64	(0.12)	(1.50)	(1.62)	$19.09	22.31%	$25,705,173	0.96%	0.38%		0.97%	17.86%
Year Ended October 31, 2016	$18.45	0.11	0.66	0.77	(0.10)	(2.05)	(2.15)	$17.07	5.22%	$15,066,654	0.96%	0.65%		0.97%	18.89%
Year Ended October 31, 2015	$19.45	0.11	0.31	0.42	(0.12)	(1.30)	(1.42)	$18.45	2.48%	$10,748,707	0.95%	0.57%		0.95%	18.60%
Year Ended October 31, 2014	$18.45	0.11	1.80	1.91	(0.12)	(0.79)	(0.91)	$19.45	10.74%	$17,210,020	0.86%	0.61%		0.86%	13.82%
Year Ended October 31, 2013	$14.65	0.10	4.46	4.56	(0.15)	(0.61)	(0.76)	$18.45	32.52%	$13,406,939	0.78%	0.60%		0.78%	11.97%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$19.60	0.13	0.44	0.57	(0.16)	(2.19)	(2.35)	$17.82	2.74%	$956,674,474	0.26%	1.47%		0.27%	10.73%
Year Ended October 31, 2017	$17.47	0.20	3.66	3.86	(0.23)	(1.50)	(1.73)	$19.60	23.15%	$857,985,640	0.26%	1.10%		0.27%	17.86%
Year Ended October 31, 2016	$18.82	0.23	0.68	0.91	(0.21)	(2.05)	(2.26)	$17.47	5.96%	$888,878,007	0.27%	1.35%		0.27%	18.89%
Year Ended October 31, 2015	$19.83	0.24	0.32	0.56	(0.27)	(1.30)	(1.57)	$18.82	3.21%	$880,952,284	0.27%	1.24%		0.27%	18.60%
Year Ended October 31, 2014	$18.78	0.23	1.82	2.05	(0.21)	(0.79)	(1.00)	$19.83	11.36%	$947,104,285	0.28%	1.19%		0.28%	13.82%
Year Ended October 31, 2013	$14.88	0.21	4.52	4.73	(0.22)	(0.61)	(0.83)	$18.78	33.23%	$891,793,194	0.29%	1.28%		0.29%	11.97%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$19.59	0.10	0.46	0.56	(0.15)	(2.19)	(2.34)	$17.81	2.66%	$9,426,330	0.44%	1.15%		0.45%	10.73%
Period Ended October 31, 2017 (i)	$19.23	0.18	1.90	2.08	(0.22)	(1.50)	(1.72)	$19.59	11.76%	$2,080,691	0.41%	1.07%		0.43%	17.86%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide S&P 500 Index Fund

Asset Allocation†

Common Stocks	96.9%
Repurchase Agreement	0.3%
Short-Term Investment††	0.0%
Futures Contracts	(0.1)%
Other assets in excess of liabilities	2.9%
100.0%

Top Industries†††

Banks	6.4%
Software	5.9%
Oil, Gas & Consumable Fuels	5.4%
Internet Software & Services	4.8%
Pharmaceuticals	4.5%
IT Services	4.3%
Technology Hardware, Storage & Peripherals	4.3%
Semiconductors & Semiconductor Equipment	4.0%
Internet & Direct Marketing Retail	3.9%
Capital Markets	3.2%
Other Industries*	53.3%
100.0%

Top Holdings†††

Apple, Inc.	3.7%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.8%
Facebook, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.7%
Berkshire Hathaway, Inc., Class B	1.6%
Johnson & Johnson	1.5%
Exxon Mobil Corp.	1.5%
Alphabet, Inc., Class C	1.4%
Alphabet, Inc., Class A	1.3%
Other Holdings*	79.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

Shareholder Expense Example	Nationwide S&P 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide S&P 500 Index Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,035.20	2.98	0.59
	Hypothetical	(a)(b)	1,000.00	1,021.87	2.96	0.59
Class C Shares	Actual	(a)	1,000.00	1,031.50	6.25	1.24
	Hypothetical	(a)(b)	1,000.00	1,018.65	6.21	1.24
Class R Shares	Actual	(a)	1,000.00	1,034.40	3.88	0.77
	Hypothetical	(a)(b)	1,000.00	1,020.98	3.86	0.77
Class R6 Shares	Actual	(a)	1,000.00	1,037.70	0.86	0.17
	Hypothetical	(a)(b)	1,000.00	1,023.95	0.85	0.17
Institutional Service Class Shares	Actual	(a)	1,000.00	1,035.80	2.12	0.42
	Hypothetical	(a)(b)	1,000.00	1,022.71	2.11	0.42
Service Class Shares	Actual	(a)	1,000.00	1,035.20	2.88	0.57
	Hypothetical	(a)(b)	1,000.00	1,021.97	2.86	0.57

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 96.9%

	Shares	Value

Aerospace & Defense 2.7%
Arconic, Inc.	55,575	$989,791
Boeing Co. (The)	72,587	24,212,120
General Dynamics Corp.	36,323	7,312,183
Harris Corp.	15,458	2,417,940
Huntington Ingalls Industries, Inc.	5,928	1,441,749
L3 Technologies, Inc.	10,123	1,982,893
Lockheed Martin Corp.	32,602	10,460,026
Northrop Grumman Corp.	22,741	7,323,512
Raytheon Co.	37,776	7,741,814
Rockwell Collins, Inc.	21,180	2,807,197
Textron, Inc.	34,480	2,142,587
TransDigm Group, Inc.	6,292	2,017,026
United Technologies Corp.	97,129	11,670,049

		82,518,887

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	18,075	1,663,442
Expeditors International of Washington, Inc.	23,209	1,482,127
FedEx Corp.	32,323	7,990,246
United Parcel Service, Inc., Class B	89,792	10,191,392

		21,327,207

Airlines 0.5%
Alaska Air Group, Inc.	16,364	1,062,515
American Airlines Group, Inc.	55,623	2,387,895
Delta Air Lines, Inc.	85,710	4,475,776
Southwest Airlines Co.	71,184	3,760,651
United Continental Holdings, Inc.*	31,070	2,098,468

		13,785,305

Auto Components 0.2%
Aptiv plc	34,737	2,938,055
BorgWarner, Inc.	25,750	1,260,205
Goodyear Tire & Rubber Co. (The)	32,964	827,726

		5,025,986

Automobiles 0.4%
Ford Motor Co.	509,495	5,726,724
General Motors Co.	164,819	6,055,450
Harley-Davidson, Inc.	22,342	918,926

		12,701,100

Banks 6.3%
Bank of America Corp.	1,189,561	35,591,665
BB&T Corp.	103,408	5,459,942
Citigroup, Inc.	338,140	23,084,818
Citizens Financial Group, Inc.	65,691	2,725,520
Comerica, Inc.	24,278	2,296,213
Fifth Third Bancorp	94,063	3,120,070
Huntington Bancshares, Inc.	150,902	2,249,949
JPMorgan Chase & Co.	450,706	49,027,799
KeyCorp	141,898	2,826,608
M&T Bank Corp.	20,459	3,729,062
People’s United Financial, Inc.	53,099	971,181
PNC Financial Services Group, Inc. (The)	62,168	9,052,282
Regions Financial Corp.	153,000	2,861,100

Common Stocks (continued)

	Shares	Value

Banks (continued)
SunTrust Banks, Inc.	62,906	$4,202,121
SVB Financial Group*	7,080	2,121,239
US Bancorp	208,761	10,531,992
Wells Fargo & Co.	576,166	29,937,585
Zions Bancorp	27,190	1,488,653

		191,277,799

Beverages 1.8%
Brown-Forman Corp., Class B	34,471	1,931,755
Coca-Cola Co. (The)	501,490	21,669,383
Constellation Brands, Inc., Class A	22,455	5,234,934
Dr Pepper Snapple Group, Inc.	23,555	2,825,658
Molson Coors Brewing Co., Class B	24,011	1,710,544
Monster Beverage Corp.*	53,709	2,953,995
PepsiCo, Inc.	186,079	18,782,814

		55,109,083

Biotechnology 2.5%
AbbVie, Inc.	209,118	20,190,343
Alexion Pharmaceuticals, Inc.*	29,176	3,431,973
Amgen, Inc.	87,608	15,285,844
Biogen, Inc.*	27,639	7,562,030
Celgene Corp.*	98,658	8,593,112
Gilead Sciences, Inc.	171,830	12,411,281
Incyte Corp.*	22,872	1,416,692
Regeneron Pharmaceuticals, Inc.*	10,066	3,056,843
Vertex Pharmaceuticals, Inc.*	33,053	5,062,397

		77,010,515

Building Products 0.3%
Allegion plc	12,577	970,693
AO Smith Corp.	18,515	1,135,895
Fortune Brands Home & Security, Inc.	20,286	1,109,441
Johnson Controls International plc	120,822	4,092,241
Masco Corp.	40,994	1,552,443

		8,860,713

Capital Markets 3.1%
Affiliated Managers Group, Inc.	7,249	1,195,070
Ameriprise Financial, Inc.	19,339	2,711,521
Bank of New York Mellon Corp. (The)	132,468	7,220,831
BlackRock, Inc.	16,131	8,412,317
Cboe Global Markets, Inc.	14,780	1,578,208
Charles Schwab Corp. (The)	156,300	8,702,784
CME Group, Inc.	44,470	7,012,030
E*TRADE Financial Corp.*	35,519	2,155,293
Franklin Resources, Inc.	42,779	1,439,086
Goldman Sachs Group, Inc. (The)	46,401	11,058,750
Intercontinental Exchange, Inc.	76,428	5,537,973
Invesco Ltd.	53,151	1,539,785
Moody’s Corp.	21,737	3,525,741
Morgan Stanley	181,234	9,355,299
MSCI, Inc.	11,774	1,764,098
Nasdaq, Inc.	15,282	1,349,706
Northern Trust Corp.	28,063	2,995,725

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Capital Markets (continued)
Raymond James Financial, Inc.	16,823	$1,509,864
S&P Global, Inc.	33,360	6,291,696
State Street Corp.	48,622	4,851,503
T. Rowe Price Group, Inc.	31,686	3,606,501

		93,813,781

Chemicals 2.0%
Air Products & Chemicals, Inc.	28,349	4,600,759
Albemarle Corp.	14,415	1,397,678
CF Industries Holdings, Inc.	30,947	1,200,744
DowDuPont, Inc.	306,502	19,383,186
Eastman Chemical Co.	18,611	1,899,811
Ecolab, Inc.	33,866	4,902,781
FMC Corp.	17,526	1,397,348
International Flavors & Fragrances, Inc.	10,307	1,455,967
LyondellBasell Industries NV, Class A	42,371	4,479,886
Monsanto Co.	57,311	7,185,080
Mosaic Co. (The)	46,585	1,255,466
PPG Industries, Inc.	33,161	3,511,087
Praxair, Inc.	37,371	5,699,825
Sherwin-Williams Co. (The)	10,740	3,948,668

		62,318,286

Commercial Services & Supplies 0.3%
Cintas Corp.	11,173	1,902,762
Republic Services, Inc.	29,355	1,898,681
Stericycle, Inc.*	10,672	626,553
Waste Management, Inc.	52,182	4,241,875

		8,669,871

Communications Equipment 1.1%
Cisco Systems, Inc.	631,423	27,965,725
F5 Networks, Inc.*	8,258	1,346,797
Juniper Networks, Inc.	45,450	1,117,615
Motorola Solutions, Inc.	21,011	2,307,638

		32,737,775

Construction & Engineering 0.1%
Fluor Corp.	18,596	1,096,234
Jacobs Engineering Group, Inc.	16,065	933,216
Quanta Services, Inc.*	19,520	634,400

		2,663,850

Construction Materials 0.1%
Martin Marietta Materials, Inc.	8,192	1,595,556
Vulcan Materials Co.	17,273	1,929,221

		3,524,777

Consumer Finance 0.7%
American Express Co.	94,513	9,333,159
Capital One Financial Corp.	63,626	5,765,788
Discover Financial Services	46,396	3,305,715
Navient Corp.	32,977	437,275
Synchrony Financial	93,776	3,110,550

		21,952,487

Common Stocks (continued)

	Shares	Value

Containers & Packaging 0.3%
Avery Dennison Corp.	11,598	$1,215,586
Ball Corp.	45,566	1,826,741
International Paper Co.	54,070	2,787,849
Packaging Corp. of America	12,236	1,415,583
Sealed Air Corp.	22,617	991,755
WestRock Co.	33,529	1,983,576

		10,221,090

Distributors 0.1%
Genuine Parts Co.	18,985	1,676,755
LKQ Corp.*	40,285	1,249,641

		2,926,396

Diversified Consumer Services 0.0%†
H&R Block, Inc. (a)	26,819	741,545

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B*	252,145	48,848,051
Leucadia National Corp.	41,425	995,857

		49,843,908

Diversified Telecommunication Services 1.8%
AT&T, Inc. (a)	804,882	26,319,641
CenturyLink, Inc.	126,925	2,358,267
Verizon Communications, Inc.	540,720	26,684,532

		55,362,440

Electric Utilities 1.7%
Alliant Energy Corp.	28,988	1,245,035
American Electric Power Co., Inc.	64,432	4,508,951
Duke Energy Corp.	91,857	7,363,257
Edison International	42,576	2,789,580
Entergy Corp.	23,424	1,911,164
Eversource Energy	41,090	2,475,672
Exelon Corp.	126,106	5,003,886
FirstEnergy Corp.	58,419	2,009,614
NextEra Energy, Inc.	61,716	10,115,870
PG&E Corp.	67,037	3,090,406
Pinnacle West Capital Corp.	13,881	1,117,421
PPL Corp.	89,025	2,590,627
Southern Co. (The)	131,362	6,058,415
Xcel Energy, Inc.	66,347	3,107,693

		53,387,591

Electrical Equipment 0.5%
Acuity Brands, Inc.	5,323	637,536
AMETEK, Inc.	30,126	2,102,795
Eaton Corp. plc	57,591	4,321,053
Emerson Electric Co.	84,001	5,578,506
Rockwell Automation, Inc.	16,788	2,762,129

		15,402,019

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	39,563	3,311,819
Corning, Inc.	113,372	3,063,311
FLIR Systems, Inc.	18,299	979,912
IPG Photonics Corp.*	4,903	1,044,486

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	45,904	$4,211,692

		12,611,220

Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	55,841	2,016,419
Halliburton Co.	114,339	6,058,824
Helmerich & Payne, Inc. (a)	13,730	954,921
National Oilwell Varco, Inc.	49,764	1,924,374
Schlumberger Ltd.	181,249	12,426,431
TechnipFMC plc	57,291	1,888,311

		25,269,280

Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	13,058	1,626,635
American Tower Corp.	58,181	7,933,561
Apartment Investment & Management Co., Class A	19,856	806,154
AvalonBay Communities, Inc.	18,021	2,937,423
Boston Properties, Inc.	20,169	2,448,718
Crown Castle International Corp.	54,904	5,538,167
Digital Realty Trust, Inc.	26,819	2,834,500
Duke Realty Corp.	44,983	1,219,039
Equinix, Inc.	10,509	4,422,082
Equity Residential	48,010	2,962,697
Essex Property Trust, Inc.	8,598	2,060,855
Extra Space Storage, Inc.	16,502	1,478,414
Federal Realty Investment Trust	9,134	1,058,174
GGP, Inc.	81,638	1,631,944
HCP, Inc.	61,582	1,438,556
Host Hotels & Resorts, Inc.	97,212	1,901,467
Iron Mountain, Inc.	36,542	1,240,236
Kimco Realty Corp.	53,369	774,384
Macerich Co. (The)	13,769	793,370
Mid-America Apartment Communities, Inc.	14,953	1,367,601
Prologis, Inc.	69,942	4,539,935
Public Storage	19,572	3,949,238
Realty Income Corp.	36,482	1,842,706
Regency Centers Corp.	19,457	1,145,044
SBA Communications Corp.*	15,403	2,468,023
Simon Property Group, Inc.	40,660	6,356,784
SL Green Realty Corp.	12,515	1,223,216
UDR, Inc.	33,835	1,223,135
Ventas, Inc.	46,449	2,388,408
Vornado Realty Trust	22,537	1,533,192
Welltower, Inc.	48,351	2,583,877
Weyerhaeuser Co.	99,309	3,652,585

		79,380,120

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	57,632	11,362,725
CVS Health Corp.	132,353	9,242,210
Kroger Co. (The)	116,226	2,927,733
Sysco Corp.	62,489	3,908,062
Walgreens Boots Alliance, Inc.	111,635	7,418,146
Walmart, Inc.	190,070	16,813,592

		51,672,468

Common Stocks (continued)

	Shares	Value

Food Products 1.1%
Archer-Daniels-Midland Co.	73,135	$3,318,866
Campbell Soup Co. (a)	25,512	1,040,379
Conagra Brands, Inc.	53,206	1,972,346
General Mills, Inc.	74,029	3,238,028
Hershey Co. (The)	18,208	1,674,044
Hormel Foods Corp. (a)	35,626	1,291,443
JM Smucker Co. (The)	14,757	1,683,479
Kellogg Co.	32,350	1,905,415
Kraft Heinz Co. (The)	77,971	4,396,005
McCormick & Co., Inc. (Non-Voting)	15,590	1,643,342
Mondelez International, Inc., Class A	195,459	7,720,631
Tyson Foods, Inc., Class A	38,934	2,729,273

		32,613,251

Health Care Equipment & Supplies 2.8%
Abbott Laboratories	227,650	13,233,295
Align Technology, Inc.*	9,424	2,354,586
Baxter International, Inc.	65,550	4,555,725
Becton Dickinson and Co.	35,059	8,129,130
Boston Scientific Corp.*	179,409	5,152,627
Cooper Cos., Inc. (The)	6,444	1,473,807
Danaher Corp.	80,040	8,029,613
DENTSPLY SIRONA, Inc.	29,893	1,504,814
Edwards Lifesciences Corp.*	27,629	3,518,829
Hologic, Inc.*	36,122	1,401,172
IDEXX Laboratories, Inc.*	11,339	2,205,322
Intuitive Surgical, Inc.*	14,637	6,451,697
Medtronic plc	177,931	14,257,611
ResMed, Inc.	18,438	1,744,972
Stryker Corp.	42,012	7,117,673
Varian Medical Systems, Inc.*	11,994	1,386,387
Zimmer Biomet Holdings, Inc.	26,398	3,040,258

		85,557,518

Health Care Providers & Services 2.8%
Aetna, Inc.	42,577	7,623,412
AmerisourceBergen Corp.	21,100	1,911,238
Anthem, Inc.	33,545	7,916,284
Cardinal Health, Inc.	41,101	2,637,451
Centene Corp.*	22,475	2,440,335
Cigna Corp.	32,169	5,527,277
DaVita, Inc.*	18,464	1,159,354
Envision Healthcare Corp.*	15,636	581,190
Express Scripts Holding Co.*	74,078	5,607,705
HCA Healthcare, Inc.	37,136	3,555,401
Henry Schein, Inc.*	20,595	1,565,220
Humana, Inc.	18,011	5,298,476
Laboratory Corp. of America Holdings*	13,236	2,260,047
McKesson Corp.	27,271	4,260,003
Quest Diagnostics, Inc.	17,663	1,787,496
UnitedHealth Group, Inc.	126,737	29,960,627
Universal Health Services, Inc., Class B	11,518	1,315,356

		85,406,872

Health Care Technology 0.1%
Cerner Corp.*	41,178	2,398,618

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	53,468	$3,371,692
Chipotle Mexican Grill, Inc.*	3,173	1,343,226
Darden Restaurants, Inc.	16,150	1,499,689
Hilton Worldwide Holdings, Inc.	37,069	2,922,520
Marriott International, Inc., Class A	39,349	5,378,221
McDonald’s Corp.	104,240	17,453,946
MGM Resorts International	66,547	2,090,907
Norwegian Cruise Line Holdings Ltd.*	26,962	1,441,658
Royal Caribbean Cruises Ltd.	22,431	2,426,810
Starbucks Corp.	183,713	10,576,358
Wyndham Worldwide Corp.	13,230	1,510,998
Wynn Resorts Ltd.	10,484	1,952,016
Yum! Brands, Inc.	43,974	3,830,135

		55,798,176

Household Durables 0.4%
DR Horton, Inc.	44,629	1,969,924
Garmin Ltd.	14,183	832,117
Leggett & Platt, Inc.	16,526	670,129
Lennar Corp., Class A	35,387	1,871,618
Mohawk Industries, Inc.*	8,242	1,729,831
Newell Brands, Inc.	63,984	1,767,878
PulteGroup, Inc.	36,022	1,093,628
Whirlpool Corp.	9,384	1,454,051

		11,389,176

Household Products 1.3%
Church & Dwight Co., Inc.	32,576	1,505,011
Clorox Co. (The)	16,672	1,953,958
Colgate-Palmolive Co.	114,580	7,474,053
Kimberly-Clark Corp.	45,831	4,745,342
Procter & Gamble Co. (The)	330,358	23,898,098

		39,576,462

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	88,732	1,086,080
NRG Energy, Inc.	40,374	1,251,594

		2,337,674

Industrial Conglomerates 1.6%
3M Co.	78,029	15,168,057
General Electric Co.	1,140,170	16,042,192
Honeywell International, Inc.	98,906	14,309,720
Roper Technologies, Inc.	13,277	3,507,651

		49,027,620

Insurance 2.5%
Aflac, Inc.	103,062	4,696,535
Allstate Corp. (The)	46,986	4,596,171
American International Group, Inc.	117,973	6,606,488
Aon plc	32,059	4,567,446
Arthur J Gallagher & Co.	23,712	1,659,603
Assurant, Inc.	6,630	615,397
Brighthouse Financial, Inc.*	12,116	615,251
Chubb Ltd.	60,794	8,247,922
Cincinnati Financial Corp.	18,869	1,327,245
Everest Re Group Ltd.	5,406	1,257,814

Common Stocks (continued)

	Shares	Value

Insurance (continued)
Hartford Financial Services Group, Inc. (The)	46,830	$2,521,327
Lincoln National Corp.	28,592	2,019,739
Loews Corp.	36,309	1,904,770
Marsh & McLennan Cos., Inc.	66,682	5,434,583
MetLife, Inc.	136,229	6,494,036
Principal Financial Group, Inc.	35,162	2,082,294
Progressive Corp. (The)	76,067	4,586,079
Prudential Financial, Inc.	55,933	5,946,797
Torchmark Corp.	13,822	1,198,920
Travelers Cos., Inc. (The)	35,859	4,719,044
Unum Group	29,546	1,429,435
Willis Towers Watson plc	17,190	2,552,887
XL Group Ltd.	33,410	1,857,262

		76,937,045

Internet & Direct Marketing Retail 3.8%
Amazon.com, Inc.*	52,648	82,453,612
Booking Holdings, Inc.*	6,369	13,871,682
Expedia Group, Inc.	16,029	1,845,579
Netflix, Inc.*	56,876	17,771,475
TripAdvisor, Inc.* (a)	13,377	500,568

		116,442,916

Internet Software & Services 4.7%
Akamai Technologies, Inc.*	22,089	1,582,677
Alphabet, Inc., Class A*	39,133	39,860,091
Alphabet, Inc., Class C*	39,860	40,550,774
eBay, Inc.*	123,089	4,662,611
Facebook, Inc., Class A*	313,923	53,994,756
VeriSign, Inc.* (a)	11,145	1,308,646

		141,959,555

IT Services 4.2%
Accenture plc, Class A	80,889	12,230,417
Alliance Data Systems Corp.	6,259	1,270,890
Automatic Data Processing, Inc.	57,907	6,837,659
Cognizant Technology Solutions Corp., Class A	77,063	6,305,295
DXC Technology Co.	37,267	3,840,737
Fidelity National Information Services, Inc.	43,351	4,117,044
Fiserv, Inc.*	54,122	3,835,085
Gartner, Inc.*	11,892	1,442,381
Global Payments, Inc.	20,667	2,336,404
International Business Machines Corp.	112,565	16,317,422
Mastercard, Inc., Class A	121,000	21,570,670
Paychex, Inc.	41,246	2,498,270
PayPal Holdings, Inc.*	147,813	11,028,328
Total System Services, Inc.	21,723	1,826,035
Visa, Inc., Class A	236,885	30,055,969
Western Union Co. (The)	57,210	1,129,898

		126,642,504

Leisure Products 0.1%
Hasbro, Inc.	14,818	1,305,318
Mattel, Inc. (a)	43,338	641,402

		1,946,720

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	41,795	$2,747,603
Illumina, Inc.*	19,071	4,594,776
IQVIA Holdings, Inc.*	18,921	1,811,875
Mettler-Toledo International, Inc.*	3,292	1,843,290
PerkinElmer, Inc.	14,615	1,072,156
Thermo Fisher Scientific, Inc.	52,513	11,046,110
Waters Corp.*	10,264	1,933,840

		25,049,650

Machinery 1.5%
Caterpillar, Inc.	78,689	11,359,544
Cummins, Inc.	20,391	3,259,705
Deere & Co.	42,555	5,758,968
Dover Corp.	20,263	1,878,380
Flowserve Corp.	17,573	780,417
Fortive Corp.	39,929	2,807,408
Illinois Tool Works, Inc.	40,319	5,726,105
Ingersoll-Rand plc	32,570	2,732,297
PACCAR, Inc.	45,838	2,918,506
Parker-Hannifin Corp.	17,402	2,864,717
Pentair plc	21,500	1,446,520
Snap-on, Inc.	7,148	1,038,247
Stanley Black & Decker, Inc.	20,063	2,840,720
Xylem, Inc.	23,339	1,701,413

		47,112,947

Media 2.4%
CBS Corp. (Non-Voting), Class B	45,359	2,231,663
Charter Communications, Inc., Class A*	24,417	6,624,088
Comcast Corp., Class A	607,122	19,057,560
Discovery, Inc., Class A* (a)	19,264	455,594
Discovery, Inc., Class C*	39,246	872,046
DISH Network Corp., Class A*	29,957	1,005,057
Interpublic Group of Cos., Inc. (The)	51,254	1,209,082
News Corp., Class A	48,327	772,265
News Corp., Class B	15,246	247,748
Omnicom Group, Inc.	29,991	2,209,137
Time Warner, Inc.	101,793	9,649,976
Twenty-First Century Fox, Inc., Class A	133,749	4,889,863
Twenty-First Century Fox, Inc., Class B	61,411	2,215,095
Viacom, Inc., Class B	46,189	1,393,060
Walt Disney Co. (The) (a)	197,505	19,815,677

		72,647,911

Metals & Mining 0.3%
Freeport-McMoRan, Inc.	176,137	2,679,044
Newmont Mining Corp.	69,389	2,726,294
Nucor Corp.	41,681	2,568,383

		7,973,721

Multiline Retail 0.5%
Dollar General Corp.	34,002	3,282,213
Dollar Tree, Inc.*	30,956	2,968,371
Kohl’s Corp.	22,061	1,370,429
Macy’s, Inc.	40,297	1,252,028

Common Stocks (continued)

	Shares	Value

Multiline Retail (continued)
Nordstrom, Inc.	15,657	$791,618
Target Corp.	71,017	5,155,834

		14,820,493

Multi-Utilities 0.9%
Ameren Corp.	31,163	1,826,775
CenterPoint Energy, Inc.	55,833	1,414,250
CMS Energy Corp.	36,776	1,735,459
Consolidated Edison, Inc.	40,067	3,210,569
Dominion Energy, Inc.	86,912	5,784,863
DTE Energy Co.	23,229	2,448,337
NiSource, Inc.	44,855	1,094,013
Public Service Enterprise Group, Inc.	66,143	3,449,357
SCANA Corp.	19,197	705,874
Sempra Energy	34,181	3,821,436
WEC Energy Group, Inc.	40,558	2,607,068

		28,098,001

Oil, Gas & Consumable Fuels 5.2%
Anadarko Petroleum Corp.	71,637	4,822,603
Andeavor	18,709	2,587,829
Apache Corp.	49,836	2,040,784
Cabot Oil & Gas Corp.	60,474	1,445,933
Chevron Corp.	250,357	31,322,164
Cimarex Energy Co.	12,574	1,264,819
Concho Resources, Inc.*	19,424	3,053,647
ConocoPhillips	154,808	10,139,924
Devon Energy Corp.	68,823	2,500,340
EOG Resources, Inc.	75,703	8,945,824
EQT Corp.	31,867	1,599,405
Exxon Mobil Corp.	555,239	43,169,832
Hess Corp.	35,262	2,009,581
Kinder Morgan, Inc.	250,476	3,962,530
Marathon Oil Corp.	111,450	2,033,963
Marathon Petroleum Corp.	62,621	4,690,939
Newfield Exploration Co.*	25,056	746,669
Noble Energy, Inc.	63,613	2,152,028
Occidental Petroleum Corp.	99,909	7,718,969
ONEOK, Inc.	53,305	3,210,027
Phillips 66	55,055	6,128,172
Pioneer Natural Resources Co.	22,253	4,485,092
Range Resources Corp. (a)	28,311	392,107
Valero Energy Corp.	57,354	6,362,279
Williams Cos., Inc. (The)	107,549	2,767,236

		159,552,696

Personal Products 0.2%
Coty, Inc., Class A	62,224	1,079,587
Estee Lauder Cos., Inc. (The), Class A	29,269	4,334,446

		5,414,033

Pharmaceuticals 4.4%
Allergan plc	43,457	6,677,168
Bristol-Myers Squibb Co.	213,790	11,144,873
Eli Lilly & Co.	126,454	10,251,626
Johnson & Johnson	351,086	44,408,868
Merck & Co., Inc.	353,298	20,798,653
Mylan NV*	67,763	2,626,494
Nektar Therapeutics*	21,121	1,766,983

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Pharmaceuticals (continued)
Perrigo Co. plc	17,125	$1,338,148
Pfizer, Inc.	779,117	28,523,473
Zoetis, Inc.	63,609	5,310,079

		132,846,365

Professional Services 0.3%
Equifax, Inc.	15,678	1,756,720
IHS Markit Ltd.*	47,193	2,318,592
Nielsen Holdings plc	43,554	1,369,773
Robert Half International, Inc.	16,702	1,014,647
Verisk Analytics, Inc.*	20,144	2,144,329

		8,604,061

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	39,869	1,806,464

Road & Rail 0.9%
CSX Corp.	116,765	6,934,674
JB Hunt Transport Services, Inc.	11,202	1,315,451
Kansas City Southern	13,545	1,444,303
Norfolk Southern Corp.	37,322	5,354,587
Union Pacific Corp.	102,892	13,749,458

		28,798,473

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.* (a)	107,196	1,166,292
Analog Devices, Inc.	48,050	4,197,168
Applied Materials, Inc.	137,971	6,853,020
Broadcom, Inc.	54,035	12,396,710
Intel Corp.	613,504	31,669,076
KLA-Tencor Corp.	20,370	2,072,444
Lam Research Corp.	21,177	3,919,016
Microchip Technology, Inc. (a)	30,459	2,548,200
Micron Technology, Inc.*	150,832	6,935,255
NVIDIA Corp.	79,199	17,811,855
Qorvo, Inc.*	16,854	1,135,960
QUALCOMM, Inc.	194,338	9,913,181
Skyworks Solutions, Inc.	23,989	2,081,286
Texas Instruments, Inc.	128,866	13,070,878
Xilinx, Inc.	32,626	2,095,894

		117,866,235

Software 5.7%
Activision Blizzard, Inc.	98,789	6,554,650
Adobe Systems, Inc.*	64,417	14,274,807
ANSYS, Inc.*	10,975	1,774,219
Autodesk, Inc.*	28,627	3,604,139
CA, Inc.	41,111	1,430,663
Cadence Design Systems, Inc.*	36,986	1,481,659
Citrix Systems, Inc.*	17,506	1,801,543
Electronic Arts, Inc.*	40,207	4,743,622
Intuit, Inc.	31,657	5,849,897
Microsoft Corp.	1,008,737	94,337,084
Oracle Corp.	396,250	18,096,738
Red Hat, Inc.*	23,055	3,759,348
salesforce.com, Inc.*	89,696	10,852,319
Symantec Corp.	80,790	2,245,154
Synopsys, Inc.*	19,562	1,672,747
Take-Two Interactive Software, Inc.*	15,123	1,507,914

		173,986,503

Common Stocks (continued)

	Shares	Value

Specialty Retail 2.1%
Advance Auto Parts, Inc.	9,374	$1,072,854
AutoZone, Inc.*	3,582	2,237,031
Best Buy Co., Inc.	33,241	2,543,934
CarMax, Inc.*	23,782	1,486,375
Foot Locker, Inc.	15,547	669,765
Gap, Inc. (The)	28,859	843,837
Home Depot, Inc. (The)	152,715	28,221,732
L Brands, Inc.	32,210	1,124,451
Lowe’s Cos., Inc.	108,875	8,974,566
O’Reilly Automotive, Inc.*	11,086	2,838,792
Ross Stores, Inc.	50,288	4,065,785
Tiffany & Co.	13,509	1,389,130
TJX Cos., Inc. (The)	82,954	7,038,647
Tractor Supply Co.	16,699	1,135,532
Ulta Beauty, Inc.*	7,587	1,903,654

		65,546,085

Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	664,821	109,868,318
Hewlett Packard Enterprise Co.	203,724	3,473,494
HP, Inc.	214,760	4,615,192
NetApp, Inc.	35,224	2,345,214
Seagate Technology plc	37,776	2,186,853
Western Digital Corp.	38,644	3,044,761
Xerox Corp.	26,767	841,822

		126,375,654

Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	48,756	900,523
Michael Kors Holdings Ltd.*	20,126	1,377,021
NIKE, Inc., Class B	169,986	11,625,343
PVH Corp.	10,205	1,629,432
Ralph Lauren Corp.	7,505	824,424
Tapestry, Inc.	37,020	1,990,566
Under Armour, Inc., Class A* (a)	22,216	394,556
Under Armour, Inc., Class C*	23,331	358,131
VF Corp.	42,854	3,465,603

		22,565,599

Tobacco 1.0%
Altria Group, Inc.	249,245	13,985,137
Philip Morris International, Inc.	203,760	16,708,320

		30,693,457

Trading Companies & Distributors 0.2%
Fastenal Co. (a)	37,390	1,869,126
United Rentals, Inc.*	11,102	1,665,300
WW Grainger, Inc.	6,774	1,905,865

		5,440,291

Water Utilities 0.1%
American Water Works Co., Inc.	23,137	2,003,201

Total Common Stocks (cost $1,780,501,523)		2,955,351,446

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Short-Term Investment 0.0%†

	Shares	Value

Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62%, (b)(c)	553,801	$553,801

Total Short-Term Investment (cost $553,801)		553,801

Repurchase Agreement 0.3%

	Principal Amount

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $7,693,598, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $7,847,102. (c)(d)	$7,693,237	7,693,237

Total Repurchase Agreement (cost $7,693,237)		7,693,237

Total Investments (cost $1,788,748,561) — 97.2%		2,963,598,484

Other assets in excess of liabilities — 2.8%		86,559,058

NET ASSETS — 100.0%		$3,050,157,542

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $ 55,743,224, which was collateralized by a money market fund and a repurchase agreement with a value of $553,801 and $7,693,237, respectively, and $48,998,801 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.38%, and maturity dates ranging from 7/19/2018 - 5/15/2046; a total value of $57,245,839.

(b)	Represents 7-day effective yield as of April 30, 2018.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $8,247,038.

(d)	Please refer to Note 2(g) for additional information on the joint repurchase agreement.

†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

Futures contracts outstanding as of April 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	692	6/2018	USD	91,586,200	(1,636,237)

					(1,636,237)

At April 30, 2018, the Fund has $4,124,200 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide S&P 500 Index Fund
Assets:
Investment securities, at value* (cost $1,781,055,324)	$2,955,905,247
Repurchase agreement, at value (cost $7,693,237)	7,693,237
Cash	86,689,014
Deposits with broker for futures contracts	4,124,200
Interest and dividends receivable	2,661,783
Security lending income receivable	6,976
Receivable for capital shares issued	5,920,923
Prepaid expenses	67,685

Total Assets	3,063,069,065

Liabilities:
Payable for capital shares redeemed	2,818,840
Payable for variation margin on futures contracts	961,201
Payable upon return of securities loaned (Note 2)	8,247,038
Accrued expenses and other payables:
Investment advisory fees	287,841
Fund administration fees	82,570
Distribution fees	124,633
Administrative servicing fees	306,428
Accounting and transfer agent fees	7,591
Trustee fees	4,395
Custodian fees	13,074
Compliance program costs (Note 3)	1,802
Professional fees	38,815
Printing fees	4,462
Other	12,833

Total Liabilities	12,911,523

Net Assets	$3,050,157,542

Represented by:
Capital	$1,823,064,631
Accumulated undistributed net investment income	8,258,960
Accumulated net realized gains from investment securities and futures contracts	45,620,265
Net unrealized appreciation/(depreciation) in investment securities	1,174,849,923
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(1,636,237)

Net Assets	$3,050,157,542

Net Assets:
Class A Shares	$132,590,451
Class C Shares	44,069,418
Class R Shares	62,059,813
Class R6 Shares	2,182,751,040
Institutional Service Class Shares	338,195,716
Service Class Shares	290,491,104

Total	$3,050,157,542

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide S&P 500 Index Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	8,340,038
Class C Shares	2,834,966
Class R Shares	3,916,454
Class R6 Shares	136,107,193
Institutional Service Class Shares	21,144,044
Service Class Shares	18,255,808

Total	190,598,503

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$15.90
Class C Shares (b)	$15.54
Class R Shares	$15.85
Class R6 Shares	$16.04
Institutional Service Class Shares	$15.99
Service Class Shares	$15.91
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$16.87

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $55,743,224 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide S&P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$28,559,666
Interest income	330,579
Income from securities lending (Note 2)	72,188

Total Income	28,962,433

EXPENSES:
Investment advisory fees	1,695,498
Fund administration fees	410,630
Distribution fees Class A	161,812
Distribution fees Class C	209,753
Distribution fees Class R	147,926
Distribution fees Service Class	230,210
Administrative servicing fees Class A	110,032
Administrative servicing fees Class C	14,683
Administrative servicing fees Class R	29,585
Administrative servicing fees Institutional Service Class	419,814
Administrative servicing fees Service Class	383,682
Registration and filing fees	45,891
Professional fees	81,837
Printing fees	12,739
Trustee fees	41,805
Custodian fees	53,067
Accounting and transfer agent fees	32,551
Compliance program costs (Note 3)	5,969
Other	69,978

Total Expenses	4,157,462

NET INVESTMENT INCOME	24,804,971

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	96,961,559
Expiration or closing of futures contracts (Note 2)	5,264,046

Net realized gains	102,225,605

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	(19,407,526)
Futures contracts (Note 2)	(2,970,317)

Net change in unrealized appreciation/depreciation	(22,377,843)

Net realized/unrealized gains	79,847,762

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$104,652,733

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide S&P 500 Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$24,804,971	$45,299,605
Net realized gains	102,225,605	138,997,994
Net change in unrealized appreciation/depreciation	(22,377,843)	350,777,897

Change in net assets resulting from operations	104,652,733	535,075,496

Distributions to Shareholders From:
Net investment income:
Class A	(1,107,907)	(1,688,505)
Class C	(231,971)	(309,148)
Class R	(457,867)	(254,141)
Class R6 (a)	(22,015,812)	(32,643,345)
Institutional Service Class	(3,179,825)	(4,736,399)
Service Class	(2,705,680)	(4,667,651)
Net realized gains:
Class A	(6,304,097)	(5,946,442)
Class C	(2,050,389)	(1,774,619)
Class R	(2,885,573)	(333,632)
Class R6 (a)	(99,204,768)	(87,227,272)
Institutional Service Class	(16,567,343)	(14,708,696)
Service Class	(15,464,767)	(16,784,637)

Change in net assets from shareholder distributions	(172,175,999)	(171,074,487)

Change in net assets from capital transactions	232,028,907	160,491,345

Change in net assets	164,505,641	524,492,354

Net Assets:
Beginning of period	2,885,651,901	2,361,159,547

End of period	$3,050,157,542	$2,885,651,901

Accumulated undistributed net investment income at end of period	$8,258,960	$13,153,051

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$27,011,173	$38,285,790
Dividends reinvested	6,709,835	6,856,403
Cost of shares redeemed	(20,720,702)	(41,927,672)

Total Class A Shares	13,000,306	3,214,521

Class C Shares
Proceeds from shares issued	7,204,069	12,959,203
Dividends reinvested	2,140,607	1,776,661
Cost of shares redeemed	(3,660,646)	(8,802,679)

Total Class C Shares	5,684,030	5,933,185

Class R Shares
Proceeds from shares issued	20,561,795	52,845,528
Dividends reinvested	3,242,294	547,894
Cost of shares redeemed	(13,372,451)	(9,161,672)

Total Class R Shares	10,431,638	44,231,750

Statements of Changes in Net Assets (Continued)

	Nationwide S&P 500 Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$310,513,774	$414,050,021
Dividends reinvested	121,194,210	119,870,617
Cost of shares redeemed	(236,104,175)	(405,372,402)

Total Class R6 Shares	195,603,809	128,548,236

Institutional Service Class Shares
Proceeds from shares issued	25,573,670	49,669,166
Dividends reinvested	19,688,170	19,418,760
Cost of shares redeemed	(26,187,550)	(59,519,418)

Total Institutional Service Class Shares	19,074,290	9,568,508

Service Class Shares
Proceeds from shares issued	11,266,011	23,754,298
Dividends reinvested	18,170,447	21,452,288
Cost of shares redeemed	(41,201,624)	(76,211,441)
Total Service Shares	(11,765,166)	(31,004,855)

Change in net assets from capital transactions	$232,028,907	$160,491,345

SHARE TRANSACTIONS:
Class A Shares
Issued	1,658,354	2,549,834
Reinvested	416,094	479,414
Redeemed	(1,268,025)	(2,787,908)

Total Class A Shares	806,423	241,340

Class C Shares
Issued	453,794	891,413
Reinvested	135,822	127,210
Redeemed	(228,828)	(595,813)

Total Class C Shares	360,788	422,810

Class R Shares
Issued	1,259,170	3,521,562
Reinvested	201,734	37,714
Redeemed	(822,173)	(602,142)

Total Class R Shares	638,731	2,957,134

Class R6 Shares (a)
Issued	19,001,678	26,939,011
Reinvested	7,450,007	8,289,086
Redeemed	(14,219,897)	(26,574,671)

Total Class R6 Shares	12,231,788	8,653,426

Institutional Service Class Shares
Issued	1,564,345	3,296,842
Reinvested	1,213,839	1,348,275
Redeemed	(1,597,422)	(3,988,895)

Total Institutional Service Class Shares	1,180,762	656,222

Statements of Changes in Net Assets (Continued)

	Nationwide S&P 500 Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	689,613	1,582,316
Reinvested	1,126,121	1,498,567
Redeemed	(2,522,162)	(5,035,704)

Total Service Shares	(706,428)	(1,954,821)

Total change in shares	14,512,064	10,976,111

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide S&P 500 Index Fund

		Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)		Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (c)(e)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$16.29	0.11		0.47	0.58	(0.14)	(0.83)	(0.97)	$15.90	3.52%		$132,590,451	0.59%	1.38%		0.59%	6.45%
Year Ended October 31, 2017	$14.22	0.22		2.88	3.10	(0.22)	(0.81)	(1.03)	$16.29	22.90%		$122,699,246	0.59%	1.46%		0.59%	12.07%
Year Ended October 31, 2016	$15.27	0.23		0.28	0.51	(0.22)	(1.34)	(1.56)	$14.22	3.88%		$103,686,629	0.60%	1.64%		0.60%	7.87%
Year Ended October 31, 2015	$15.45	0.24	(f)	0.42	0.66	(0.26)	(0.58)	(0.84)	$15.27	4.64%		$118,892,195	0.60%	1.59%	(f)	0.60%	9.70%
Year Ended October 31, 2014	$14.50	0.21		2.03	2.24	(0.22)	(1.07)	(1.29)	$15.45	16.51%	(g)	$124,089,880	0.57%	1.44%		0.57%	3.76%
Year Ended October 31, 2013	$11.73	0.22		2.83	3.05	(0.18)	(0.10)	(0.28)	$14.50	26.50%		$112,594,934	0.57%	1.65%		0.57%	3.67%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$15.95	0.06		0.45	0.51	(0.09)	(0.83)	(0.92)	$15.54	3.15%		$44,069,418	1.24%	0.72%		1.24%	6.45%
Year Ended October 31, 2017	$13.95	0.12		2.83	2.95	(0.14)	(0.81)	(0.95)	$15.95	22.11%		$39,459,765	1.24%	0.81%		1.24%	12.07%
Year Ended October 31, 2016	$15.02	0.13		0.28	0.41	(0.14)	(1.34)	(1.48)	$13.95	3.20%		$28,618,578	1.24%	0.97%		1.24%	7.87%
Year Ended October 31, 2015	$15.22	0.14	(f)	0.41	0.55	(0.17)	(0.58)	(0.75)	$15.02	3.94%		$23,616,808	1.23%	0.93%	(f)	1.23%	9.70%
Year Ended October 31, 2014	$14.30	0.12		2.00	2.12	(0.13)	(1.07)	(1.20)	$15.22	15.84%		$13,434,014	1.22%	0.81%		1.22%	3.76%
Year Ended October 31, 2013	$11.58	0.13		2.81	2.94	(0.12)	(0.10)	(0.22)	$14.30	25.79%		$13,770,861	1.18%	0.98%		1.18%	3.67%

Class R Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$16.24	0.10		0.47	0.57	(0.13)	(0.83)	(0.96)	$15.85	3.44%		$62,059,813	0.77%	1.19%		0.77%	6.45%
Year Ended October 31, 2017	$14.20	0.16		2.90	3.06	(0.21)	(0.81)	(1.02)	$16.24	22.58%		$53,224,497	0.88%	1.08%		0.88%	12.07%
Year Ended October 31, 2016	$15.25	0.20		0.28	0.48	(0.19)	(1.34)	(1.53)	$14.20	3.69%		$4,552,978	0.81%	1.41%		0.81%	7.87%
Year Ended October 31, 2015	$15.41	0.20	(f)	0.41	0.61	(0.19)	(0.58)	(0.77)	$15.25	4.26%		$2,257,699	0.90%	1.31%	(f)	0.90%	9.70%
Year Ended October 31, 2014	$14.46	0.16		2.03	2.19	(0.17)	(1.07)	(1.24)	$15.41	16.18%		$2,555,336	0.92%	1.09%		0.92%	3.76%
Year Ended October 31, 2013	$11.69	0.17		2.83	3.00	(0.13)	(0.10)	(0.23)	$14.46	26.06%		$2,015,761	0.93%	1.30%		0.93%	3.67%

Class R6 Shares (i)
Six Months Ended April 30, 2018 (Unaudited)	$16.42	0.15		0.48	0.63	(0.18)	(0.83)	(1.01)	$16.04	3.77%		$2,182,751,040	0.17%	1.80%		0.17%	6.45%
Year Ended October 31, 2017	$14.33	0.28		2.91	3.19	(0.29)	(0.81)	(1.10)	$16.42	23.36%		$2,034,151,407	0.17%	1.86%		0.17%	12.07%
Year Ended October 31, 2016	$15.37	0.29		0.29	0.58	(0.28)	(1.34)	(1.62)	$14.33	4.38%		$1,650,693,124	0.17%	2.05%		0.17%	7.87%
Year Ended October 31, 2015	$15.55	0.31	(f)	0.42	0.73	(0.33)	(0.58)	(0.91)	$15.37	5.06%		$1,755,329,648	0.17%	2.03%	(f)	0.17%	9.70%
Year Ended October 31, 2014	$14.58	0.27		2.05	2.32	(0.28)	(1.07)	(1.35)	$15.55	17.03%		$1,936,643,234	0.17%	1.85%		0.17%	3.76%
Year Ended October 31, 2013	$11.79	0.27		2.85	3.12	(0.23)	(0.10)	(0.33)	$14.58	26.98%		$1,819,663,954	0.19%	2.07%		0.19%	3.67%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$16.38	0.13		0.47	0.60	(0.16)	(0.83)	(0.99)	$15.99	3.58%		$338,195,716	0.42%	1.55%		0.42%	6.45%
Year Ended October 31, 2017	$14.29	0.25		2.90	3.15	(0.25)	(0.81)	(1.06)	$16.38	23.12%		$327,009,809	0.42%	1.63%		0.42%	12.07%
Year Ended October 31, 2016	$15.34	0.25		0.28	0.53	(0.24)	(1.34)	(1.58)	$14.29	4.06%		$275,979,416	0.42%	1.79%		0.42%	7.87%
Year Ended October 31, 2015	$15.52	0.27	(f)	0.42	0.69	(0.29)	(0.58)	(0.87)	$15.34	4.81%		$248,015,509	0.42%	1.77%	(f)	0.42%	9.70%
Year Ended October 31, 2014	$14.55	0.23		2.05	2.28	(0.24)	(1.07)	(1.31)	$15.52	16.77%		$220,404,555	0.42%	1.59%		0.42%	3.76%
Year Ended October 31, 2013	$11.77	0.23		2.85	3.08	(0.20)	(0.10)	(0.30)	$14.55	26.65%		$172,046,113	0.44%	1.76%		0.44%	3.67%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	During the year ended October 31, 2015, the Fund received a large special dividend distribution from Mylan NV. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.02 and 0.12% lower, respectively.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide S&P 500 Index Fund (Continued)

		Operations				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)		Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (c)(e)
Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$16.30	0.11		0.48	0.59	(0.15)	(0.83)	(0.98)	$15.91	3.52%	$290,491,104	0.57%	1.41%		0.57%	6.45%
Year Ended October 31, 2017	$14.23	0.22		2.89	3.11	(0.23)	(0.81)	(1.04)	$16.30	22.89%	$309,107,177	0.57%	1.48%		0.57%	12.07%
Year Ended October 31, 2016	$15.28	0.23		0.28	0.51	(0.22)	(1.34)	(1.56)	$14.23	3.92%	$297,628,822	0.57%	1.65%		0.57%	7.87%
Year Ended October 31, 2015	$15.46	0.25	(f)	0.42	0.67	(0.27)	(0.58)	(0.85)	$15.28	4.67%	$349,006,306	0.57%	1.63%	(f)	0.57%	9.70%
Year Ended October 31, 2014	$14.50	0.21		2.04	2.25	(0.22)	(1.07)	(1.29)	$15.46	16.58%	$390,807,747	0.57%	1.45%		0.57%	3.76%
Year Ended October 31, 2013	$11.73	0.22		2.83	3.05	(0.18)	(0.10)	(0.28)	$14.50	26.44%	$403,929,280	0.59%	1.66%		0.59%	3.67%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	During the year ended October 31, 2015, the Fund received a large special dividend distribution from Mylan NV. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.02 and 0.12% lower, respectively.

The accompanying notes are an integral part of these financial statements.

Fund overview	Nationwide Small Cap Index Fund

Asset Allocation†

Common Stocks	99.0%
Repurchase Agreement	8.9%
Short-Term Investment	0.6%
Rights	0.1%
Futures Contracts††	0.0%
Liabilities in excess of other assets††††	(8.6)%
100.0%

Top Industries†††

Banks	9.6%
Biotechnology	5.9%
Equity Real Estate Investment Trusts (REITs)	5.4%
Health Care Equipment & Supplies	3.8%
Software	3.6%
Internet Software & Services	3.6%
Machinery	3.3%
Hotels, Restaurants & Leisure	3.0%
Semiconductors & Semiconductor Equipment	2.7%
Electronic Equipment, Instruments & Components	2.3%
Other Industries*	56.8%
100.0%

Top Holdings†††

Fidelity Investments Money Market Government Portfolio — Institutional Class,	0.6%
Nektar Therapeutics	0.6%
GrubHub, Inc.	0.4%
Bluebird Bio, Inc.	0.4%
Aspen Technology, Inc.	0.3%
Sage Therapeutics, Inc.	0.3%
Avexis, Inc.	0.3%
Encompass Health Corp.	0.3%
Exact Sciences Corp.	0.3%
EPAM Systems, Inc.	0.3%
Other Holdings*	96.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2018.

††††	Please refer to the Statement of Assets and Liabilities for additional details.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

Shareholder Expense Example	Nationwide Small Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Small Cap Index Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,029.70	3.47	0.69
	Hypothetical	(a)(b)	1,000.00	1,021.37	3.46	0.69
Class C Shares	Actual	(a)	1,000.00	1,026.30	6.93	1.38
	Hypothetical	(a)(b)	1,000.00	1,017.95	6.90	1.38
Class R Shares	Actual	(a)	1,000.00	1,028.70	4.83	0.96
	Hypothetical	(a)(b)	1,000.00	1,020.03	4.81	0.96
Class R6 Shares	Actual	(a)	1,000.00	1,032.40	1.41	0.28
	Hypothetical	(a)(b)	1,000.00	1,023.41	1.40	0.28
Institutional Service Class Shares	Actual	(a)	1,000.00	1,031.30	2.17	0.43
	Hypothetical	(a)(b)	1,000.00	1,022.66	2.16	0.43

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 99.0%

	Shares	Value

Aerospace & Defense 1.4%
AAR Corp.	6,281	$271,967
Aerojet Rocketdyne Holdings, Inc.*	13,513	377,553
Aerovironment, Inc.*	4,104	223,668
Astronics Corp.*	3,926	143,613
Axon Enterprise, Inc.* (a)	10,184	427,524
Cubic Corp.	4,931	304,489
Curtiss-Wright Corp.	8,580	1,098,583
Ducommun, Inc.*	2,062	59,984
Engility Holdings, Inc.*	3,524	89,580
Esterline Technologies Corp.*	5,115	367,513
KeyW Holding Corp. (The)* (a)	9,412	72,849
KLX, Inc.*	9,736	761,647
Kratos Defense & Security Solutions, Inc.*	16,723	167,397
Mercury Systems, Inc.*	8,950	287,116
Moog, Inc., Class A*	6,090	499,197
National Presto Industries, Inc.	969	92,782
Sparton Corp.*	1,872	34,576
Triumph Group, Inc.	9,539	225,598
Vectrus, Inc.*	2,181	78,516

		5,584,152

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	11,495	232,659
Atlas Air Worldwide Holdings, Inc.*	4,550	288,470
Echo Global Logistics, Inc.*	5,164	140,977
Forward Air Corp.	5,789	312,548
Hub Group, Inc., Class A*	6,382	280,489
Park-Ohio Holdings Corp.	1,734	65,719
Radiant Logistics, Inc.*	7,402	26,129

		1,346,991

Airlines 0.3%
Allegiant Travel Co. (a)	2,427	388,927
Hawaiian Holdings, Inc.	9,713	400,176
SkyWest, Inc.	9,778	556,368

		1,345,471

Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*	19,290	295,909
Cooper Tire & Rubber Co.	10,052	245,771
Cooper-Standard Holdings, Inc.*	3,234	400,369
Dana, Inc.	27,998	664,392
Dorman Products, Inc.*	5,264	338,265
Fox Factory Holding Corp.*	6,846	227,629
Gentherm, Inc.*	7,152	241,738
Horizon Global Corp.* (a)	4,857	36,282
LCI Industries	4,662	444,289
Modine Manufacturing Co.*	9,659	166,135
Motorcar Parts of America, Inc.*	3,722	70,867
Shiloh Industries, Inc.*	2,834	23,551
Standard Motor Products, Inc.	4,207	190,787
Stoneridge, Inc.*	5,271	138,785
Superior Industries International, Inc.	4,813	63,291
Tenneco, Inc.	9,610	429,471
Tower International, Inc.	3,863	113,958

		4,091,489

Common Stocks (continued)

	Shares	Value

Automobiles 0.1%
Winnebago Industries, Inc.	6,156	$233,312

Banks 10.4%
1st Source Corp.	3,144	163,488
Access National Corp.	2,911	80,955
ACNB Corp.	1,238	37,140
Allegiance Bancshares, Inc.*	2,238	90,527
American National Bankshares, Inc.	1,606	61,751
Ameris Bancorp	7,085	366,294
Ames National Corp.	1,708	47,226
Arrow Financial Corp.	2,350	83,190
Atlantic Capital Bancshares, Inc.*	4,085	78,840
Banc of California, Inc.	8,482	162,854
BancFirst Corp.	3,286	187,795
Banco Latinoamericano de Comercio Exterior SA, Class E	5,972	161,781
Bancorp, Inc. (The)*	9,616	99,526
BancorpSouth Bank	16,338	539,971
Bank of Commerce Holdings (a)	3,105	34,621
Bank of Marin Bancorp	1,319	95,693
Bank of NT Butterfield & Son Ltd. (The)	10,549	500,550
Bankwell Financial Group, Inc.	1,184	37,391
Banner Corp.	5,948	341,415
Bar Harbor Bankshares	2,961	86,520
BCB Bancorp, Inc.	2,144	33,232
Berkshire Hills Bancorp, Inc.	7,778	295,175
Blue Hills Bancorp, Inc.	4,672	94,958
Boston Private Financial Holdings, Inc.	16,280	261,294
Bridge Bancorp, Inc.	3,691	121,434
Brookline Bancorp, Inc.	14,633	242,908
Bryn Mawr Bank Corp.	3,643	162,478
BSB Bancorp, Inc.*	1,649	53,180
Byline Bancorp, Inc.*	2,611	55,484
C&F Financial Corp.	618	35,782
Cadence Bancorp	5,142	150,301
Camden National Corp.	3,000	132,930
Capital City Bank Group, Inc.	2,188	48,967
Capstar Financial Holdings, Inc.*	1,697	32,396
Carolina Financial Corp.	3,698	144,999
Cathay General Bancorp	14,700	588,147
CBTX, Inc.	625	18,125
CenterState Bank Corp.	11,795	341,819
Central Pacific Financial Corp.	5,805	168,809
Central Valley Community Bancorp	1,968	40,541
Century Bancorp, Inc., Class A	576	46,080
Chemical Financial Corp.	13,708	752,432
Chemung Financial Corp.	636	30,019
Citizens & Northern Corp.	2,354	56,849
City Holding Co.	2,964	212,163
Civista Bancshares, Inc.	1,971	45,215
CNB Financial Corp.	2,912	82,584
CoBiz Financial, Inc.	7,558	152,294
Codorus Valley Bancorp, Inc.	1,694	49,482
Columbia Banking System, Inc.	13,905	559,120
Community Bank System, Inc.	9,358	526,387
Community Bankers Trust Corp.*	4,310	37,497
Community Financial Corp. (The)	781	28,147
Community Trust Bancorp, Inc.	3,014	144,672
ConnectOne Bancorp, Inc.	5,899	155,734
County Bancorp, Inc.	937	26,386

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Banks (continued)
Customers Bancorp, Inc.*	5,505	$158,654
CVB Financial Corp.	19,234	426,033
DNB Financial Corp.	509	17,739
Eagle Bancorp, Inc.*	6,162	361,709
Enterprise Bancorp, Inc.	1,871	67,693
Enterprise Financial Services Corp.	4,305	218,909
Equity Bancshares, Inc., Class A*	2,114	80,607
Evans Bancorp, Inc.	910	41,223
Farmers & Merchants Bancorp, Inc. (a)	1,740	76,751
Farmers Capital Bank Corp.	1,438	72,116
Farmers National Banc Corp.	5,086	75,019
FB Financial Corp.	2,543	101,288
FCB Financial Holdings, Inc., Class A*	7,060	408,068
Fidelity Southern Corp.	4,328	98,375
Financial Institutions, Inc.	2,838	88,262
First Bancorp, Inc.	2,022	56,050
First Bancorp/NC	5,491	209,482
First Bancorp/PR*	37,528	270,952
First Bancshares, Inc. (The)	2,040	65,994
First Busey Corp.	7,938	235,362
First Business Financial Services, Inc.	1,608	41,792
First Citizens BancShares, Inc., Class A	1,450	626,820
First Commonwealth Financial Corp.	18,804	284,693
First Community Bancshares, Inc.	3,294	102,213
First Connecticut Bancorp, Inc.	2,774	66,853
First Financial Bancorp	18,712	579,136
First Financial Bankshares, Inc. (a)	12,225	605,749
First Financial Corp.	2,107	90,074
First Financial Northwest, Inc.	1,952	32,989
First Foundation, Inc.*	5,812	103,977
First Guaranty Bancshares, Inc.	706	18,314
First Internet Bancorp	1,559	53,318
First Interstate BancSystem, Inc., Class A	5,042	204,201
First Merchants Corp.	8,003	344,769
First Mid-Illinois Bancshares, Inc.	1,984	72,912
First Midwest Bancorp, Inc.	19,340	470,155
First Northwest Bancorp*	1,944	31,240
First of Long Island Corp. (The)	4,698	124,497
Flushing Financial Corp.	5,420	140,432
FNB Bancorp	1,043	37,777
Franklin Financial Network, Inc.*	2,296	77,375
Fulton Financial Corp.	33,046	558,477
German American Bancorp, Inc.	4,166	140,603
Glacier Bancorp, Inc.	15,088	558,709
Great Southern Bancorp, Inc.	2,132	112,676
Great Western Bancorp, Inc.	10,973	451,429
Green Bancorp, Inc.*	4,517	101,858
Guaranty Bancorp	4,732	134,862
Guaranty Bancshares, Inc.	1,208	39,610
Hancock Holding Co.	16,309	796,695
Hanmi Financial Corp.	6,131	169,216
HarborOne Bancorp, Inc.*	2,566	45,136
Heartland Financial USA, Inc.	4,788	256,876
Heritage Commerce Corp.	7,080	116,749
Heritage Financial Corp.	5,714	169,706
Hilltop Holdings, Inc.	14,333	321,346
Home BancShares, Inc.	30,788	715,513
HomeTrust Bancshares, Inc.*	3,257	85,008
Hope Bancorp, Inc.	25,357	438,423
Horizon Bancorp	4,492	129,190

Common Stocks (continued)

	Shares	Value

Banks (continued)
Howard Bancorp, Inc.*	1,745	$33,155
IBERIABANK Corp.	9,777	732,786
Independent Bank Corp./MA	4,993	360,994
Independent Bank Corp./MI	3,961	94,668
Independent Bank Group, Inc.	3,564	254,470
International Bancshares Corp.	10,145	403,771
Investar Holding Corp.	1,621	41,254
Investors Bancorp, Inc.	50,057	669,262
Lakeland Bancorp, Inc.	8,831	172,205
Lakeland Financial Corp.	4,715	224,057
LCNB Corp.	1,796	33,585
LegacyTexas Financial Group, Inc.	9,216	378,501
Live Oak Bancshares, Inc.	4,556	128,707
Macatawa Bank Corp.	5,325	56,871
MB Financial, Inc.	15,834	674,845
MBT Financial Corp.	3,554	36,162
Mercantile Bank Corp.	3,170	111,901
Metropolitan Bank Holding Corp.*	731	34,598
Middlefield Banc Corp.	504	25,855
Midland States Bancorp, Inc.	3,029	95,414
MidSouth Bancorp, Inc.	2,843	39,660
MidWestOne Financial Group, Inc.	2,182	70,413
MutualFirst Financial, Inc.	1,226	45,056
National Bank Holdings Corp., Class A	4,841	170,306
National Bankshares, Inc.	1,338	61,347
National Commerce Corp.*	2,341	101,365
NBT Bancorp, Inc.	8,333	304,488
Nicolet Bankshares, Inc.*	1,737	96,525
Northeast Bancorp	1,443	28,139
Northrim BanCorp, Inc.	1,332	46,886
Norwood Financial Corp.	1,148	33,992
OFG Bancorp	8,459	114,197
Ohio Valley Banc Corp. (a)	808	36,804
Old Line Bancshares, Inc.	1,665	56,693
Old National Bancorp	26,151	449,797
Old Point Financial Corp.	533	14,018
Old Second Bancorp, Inc.	5,681	81,238
Opus Bank	3,901	110,008
Orrstown Financial Services, Inc.	1,404	36,995
Pacific Mercantile Bancorp*	3,174	29,677
Pacific Premier Bancorp, Inc.*	7,642	303,770
Park National Corp.	2,609	281,459
Parke Bancorp, Inc.	1,026	24,060
Peapack Gladstone Financial Corp.	3,411	112,699
Penns Woods Bancorp, Inc.	911	39,629
Peoples Bancorp of North Carolina, Inc.	890	27,368
Peoples Bancorp, Inc.	3,217	115,362
Peoples Financial Services Corp. (a)	1,353	63,456
People’s Utah Bancorp	2,667	84,944
Preferred Bank	2,588	164,959
Premier Financial Bancorp, Inc.	1,900	37,392
QCR Holdings, Inc.	2,364	106,971
RBB Bancorp	1,044	28,522
Reliant Bancorp, Inc.	1,366	31,418
Renasant Corp.	8,840	399,833
Republic Bancorp, Inc., Class A	1,895	79,912
Republic First Bancorp, Inc.*	9,560	79,348
S&T Bancorp, Inc.	6,726	287,066
Sandy Spring Bancorp, Inc.	6,294	249,431
Seacoast Banking Corp. of Florida*	8,314	229,716

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Banks (continued)
ServisFirst Bancshares, Inc.	9,049	$379,696
Shore Bancshares, Inc.	2,481	44,881
Sierra Bancorp	2,651	73,857
Simmons First National Corp., Class A	16,172	488,394
SmartFinancial, Inc.*	1,406	33,533
South State Corp.	6,957	602,128
Southern First Bancshares, Inc.*	1,298	59,513
Southern National Bancorp of Virginia, Inc.	4,190	68,088
Southside Bancshares, Inc.	5,372	187,107
State Bank Financial Corp.	7,334	231,094
Sterling Bancorp	41,308	981,065
Stock Yards Bancorp, Inc.	4,287	160,548
Summit Financial Group, Inc.	2,149	53,832
Texas Capital Bancshares, Inc.*	9,645	951,479
Tompkins Financial Corp.	2,853	221,678
Towne Bank (a)	12,461	372,584
TriCo Bancshares	3,998	149,405
TriState Capital Holdings, Inc.*	4,358	108,950
Triumph Bancorp, Inc.*	3,422	132,945
Trustmark Corp.	12,092	378,601
Two River Bancorp	1,323	22,544
UMB Financial Corp.	8,841	677,044
Umpqua Holdings Corp.	42,898	1,010,677
Union Bankshares Corp.	10,921	412,923
Union Bankshares, Inc. (a)	773	39,423
United Bankshares, Inc.	19,301	655,269
United Community Banks, Inc.	14,268	455,577
United Security Bancshares	2,471	27,428
Unity Bancorp, Inc.	1,537	33,814
Univest Corp. of Pennsylvania	5,367	154,301
Valley National Bancorp	49,810	625,116
Veritex Holdings, Inc.*	3,158	90,698
Washington Trust Bancorp, Inc.	2,929	162,267
WesBanco, Inc.	8,220	360,036
West Bancorporation, Inc.	3,140	76,459
Westamerica Bancorp (a)	4,976	277,711
Wintrust Financial Corp.	10,744	961,051

		42,726,898

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A*	1,628	364,916
Castle Brands, Inc.*	15,717	19,646
Coca-Cola Bottling Co. Consolidated	920	154,919
Craft Brew Alliance, Inc.*	2,498	48,212
MGP Ingredients, Inc.	2,525	241,870
National Beverage Corp. (a)	2,298	203,051
Primo Water Corp.*	4,976	64,887

		1,097,501

Biotechnology 6.4%
Abeona Therapeutics, Inc.* (a)	5,499	95,958
Acceleron Pharma, Inc.*	7,337	256,135
Achaogen, Inc.* (a)	6,674	95,505
Achillion Pharmaceuticals, Inc.*	25,494	96,112
Acorda Therapeutics, Inc.*	8,464	195,518
Adamas Pharmaceuticals, Inc.* (a)	3,239	97,785
Aduro Biotech, Inc.* (a)	8,799	60,713
Advaxis, Inc.*	6,006	9,610
Agenus, Inc.*	14,603	50,088
Aileron Therapeutics, Inc.*	1,371	6,965

Common Stocks (continued)

	Shares	Value

Biotechnology (continued)
Aimmune Therapeutics, Inc.*	6,874	$213,369
Akebia Therapeutics, Inc.*	8,753	80,615
Alder Biopharmaceuticals, Inc.* (a)	12,384	175,853
Allena Pharmaceuticals, Inc.*	1,276	18,285
AMAG Pharmaceuticals, Inc.*	6,852	140,809
Amicus Therapeutics, Inc.*	35,868	507,532
AnaptysBio, Inc.* (a)	3,488	327,105
Anavex Life Sciences Corp.* (a)	6,437	14,676
Anthera Pharmaceuticals, Inc.*	–	0
Apellis Pharmaceuticals, Inc.* (a)	2,120	51,113
Ardelyx, Inc.*	6,536	31,373
Arena Pharmaceuticals, Inc.*	9,262	368,998
ARMO BioSciences, Inc.*	1,263	33,621
Array BioPharma, Inc.*	38,417	520,935
Arsanis, Inc.*	771	15,443
Asterias Biotherapeutics, Inc.* (a)	8,032	10,040
Atara Biotherapeutics, Inc.*	6,314	254,770
Athenex, Inc.*	1,296	20,749
Athersys, Inc.* (a)	18,817	37,822
Audentes Therapeutics, Inc.*	3,791	141,632
Avexis, Inc.*	5,457	1,160,486
Axovant Sciences Ltd.*	8,852	9,472
Bellicum Pharmaceuticals, Inc.* (a)	5,309	35,517
BioCryst Pharmaceuticals, Inc.* (a)	19,149	94,213
Biohaven Pharmaceutical Holding Co. Ltd.*	6,074	177,118
BioSpecifics Technologies Corp.*	1,119	47,468
BioTime, Inc.* (a)	16,022	34,608
Bluebird Bio, Inc.*	9,464	1,610,300
Blueprint Medicines Corp.*	8,225	631,022
Calithera Biosciences, Inc.*	5,988	36,826
Calyxt, Inc.*	858	14,423
Cara Therapeutics, Inc.* (a)	5,221	64,636
Catalyst Pharmaceuticals, Inc.*	16,710	46,788
Celcuity, Inc.*	275	5,299
Celldex Therapeutics, Inc.* (a)	25,710	19,025
ChemoCentryx, Inc.*	4,836	52,857
Chimerix, Inc.*	9,136	41,843
Clovis Oncology, Inc.*	8,449	366,518
Coherus Biosciences, Inc.* (a)	7,498	90,726
Conatus Pharmaceuticals, Inc.*	5,142	17,534
Concert Pharmaceuticals, Inc.*	3,503	63,930
Corbus Pharmaceuticals Holdings, Inc.* (a)	9,472	56,358
Corvus Pharmaceuticals, Inc.*	1,749	16,790
Cue Biopharma, Inc.*	1,577	17,410
Curis, Inc.*	22,914	12,231
Cytokinetics, Inc.*	8,126	67,446
CytomX Therapeutics, Inc.*	5,678	149,331
Deciphera Pharmaceuticals, Inc.*	1,612	36,173
Denali Therapeutics, Inc.* (a)	2,936	54,257
Dynavax Technologies Corp.*	11,893	201,586
Eagle Pharmaceuticals, Inc.* (a)	1,572	81,760
Edge Therapeutics, Inc.*	3,891	4,280
Editas Medicine, Inc.* (a)	7,121	223,599
Emergent BioSolutions, Inc.*	6,553	339,839
Enanta Pharmaceuticals, Inc.*	3,034	282,314
Epizyme, Inc.* (a)	9,575	123,039
Esperion Therapeutics, Inc.*	3,315	232,083
Exact Sciences Corp.*	22,750	1,137,728
Fate Therapeutics, Inc.* (a)	9,148	92,395

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Biotechnology (continued)
FibroGen, Inc.*	13,461	$611,802
Five Prime Therapeutics, Inc.*	6,168	103,314
Flexion Therapeutics, Inc.* (a)	6,404	159,588
Fortress Biotech, Inc.*	6,102	24,408
Foundation Medicine, Inc.*	2,829	215,994
G1 Therapeutics, Inc.*	2,556	98,023
Genocea Biosciences, Inc.*	15,553	14,931
Genomic Health, Inc.*	3,860	122,478
Geron Corp.* (a)	29,067	108,129
Global Blood Therapeutics, Inc.*	7,515	331,787
Halozyme Therapeutics, Inc.*	22,923	433,932
Heron Therapeutics, Inc.* (a)	10,328	312,938
Idera Pharmaceuticals, Inc.*	27,591	42,214
Immune Design Corp.*	5,418	20,047
ImmunoGen, Inc.*	19,515	214,470
Immunomedics, Inc.* (a)	19,974	363,727
Inovio Pharmaceuticals, Inc.* (a)	15,918	69,880
Insmed, Inc.*	14,950	363,733
Insys Therapeutics, Inc.* (a)	4,698	32,933
Intellia Therapeutics, Inc.* (a)	3,256	65,185
Invitae Corp.* (a)	8,328	46,054
Iovance Biotherapeutics, Inc.*	14,140	205,030
Ironwood Pharmaceuticals, Inc.* (a)	26,313	476,792
Jounce Therapeutics, Inc.* (a)	2,830	58,270
Karyopharm Therapeutics, Inc.*	6,609	86,446
Keryx Biopharmaceuticals, Inc.* (a)	17,502	77,534
Kindred Biosciences, Inc.*	4,949	45,283
Kura Oncology, Inc.*	4,312	65,327
La Jolla Pharmaceutical Co.* (a)	3,417	99,161
Lexicon Pharmaceuticals, Inc.* (a)	8,421	69,473
Ligand Pharmaceuticals, Inc.*	3,955	612,432
Loxo Oncology, Inc.*	4,403	554,382
MacroGenics, Inc.*	6,631	152,911
Madrigal Pharmaceuticals, Inc.* (a)	901	101,957
Matinas BioPharma Holdings, Inc.*	15,632	6,928
MediciNova, Inc.* (a)	7,300	82,271
Merrimack Pharmaceuticals, Inc.	2,510	21,285
Mersana Therapeutics, Inc.*	1,924	32,746
MiMedx Group, Inc.* (a)	20,265	166,376
Minerva Neurosciences, Inc.*	5,213	34,145
Miragen Therapeutics, Inc.*	2,885	19,791
Momenta Pharmaceuticals, Inc.*	14,773	307,278
Myriad Genetics, Inc.*	12,762	361,037
NantKwest, Inc.*	5,789	22,577
Natera, Inc.*	6,251	69,574
NewLink Genetics Corp.* (a)	5,677	25,887
Novavax, Inc.* (a)	61,053	95,243
Novelion Therapeutics, Inc.*	2,606	11,180
Nymox Pharmaceutical Corp.* (a)	6,778	27,722
Organovo Holdings, Inc.* (a)	18,163	22,522
Otonomy, Inc.*	5,513	20,674
Ovid therapeutics, Inc.*	2,527	23,956
PDL BioPharma, Inc.*	29,898	87,302
Pieris Pharmaceuticals, Inc.* (a)	8,105	51,629
Portola Pharmaceuticals, Inc.*	11,108	401,332
Progenics Pharmaceuticals, Inc.*	13,830	90,033
Protagonist Therapeutics, Inc.*	2,172	18,766
Prothena Corp. plc * (a)	7,502	90,024
PTC Therapeutics, Inc.*	7,834	217,237
Puma Biotechnology, Inc.*	5,613	357,829
Ra Pharmaceuticals, Inc.*	2,789	16,929

Common Stocks (continued)

	Shares	Value

Biotechnology (continued)
Radius Health, Inc.* (a)	7,471	$225,624
Recro Pharma, Inc.*	2,582	31,397
REGENXBIO, Inc.*	5,380	200,943
Repligen Corp.*	7,343	271,691
Retrophin, Inc.*	7,473	187,572
Rhythm Pharmaceuticals, Inc.* (a)	1,611	38,197
Rigel Pharmaceuticals, Inc.*	28,928	104,430
Sage Therapeutics, Inc.*	8,145	1,172,228
Sangamo Therapeutics, Inc.* (a)	16,382	258,836
Sarepta Therapeutics, Inc.* (a)	11,817	902,346
Selecta Biosciences, Inc.* (a)	2,814	32,980
Seres Therapeutics, Inc.* (a)	4,002	30,695
Solid Biosciences, Inc.*	1,633	23,385
Spark Therapeutics, Inc.* (a)	5,399	412,052
Spectrum Pharmaceuticals, Inc.*	16,979	270,306
Spero Therapeutics, Inc.*	965	11,686
Stemline Therapeutics, Inc.*	5,000	86,000
Strongbridge Biopharma plc *	5,549	42,450
Syndax Pharmaceuticals, Inc.*	2,603	27,175
Synergy Pharmaceuticals, Inc.* (a)	48,587	75,796
Syros Pharmaceuticals, Inc.*	3,126	38,137
TG Therapeutics, Inc.* (a)	10,034	143,988
Tocagen, Inc.*	3,487	32,255
Trevena, Inc.*	9,578	17,815
Ultragenyx Pharmaceutical, Inc.*	8,525	433,411
Vanda Pharmaceuticals, Inc.*	8,606	120,054
VBI Vaccines, Inc.*	6,807	21,306
Veracyte, Inc.*	4,664	28,264
Versartis, Inc.*	4,476	6,714
Voyager Therapeutics, Inc.* (a)	3,331	60,491
vTv Therapeutics, Inc., Class A* (a)	1,204	2,155
XBiotech, Inc.* (a)	2,747	13,213
Xencor, Inc.*	7,451	216,004
ZIOPHARM Oncology, Inc.* (a)	25,697	108,441

		26,369,232

Building Products 1.2%
AAON, Inc.	8,112	275,808
Advanced Drainage Systems, Inc.	6,899	173,855
American Woodmark Corp.*	2,673	219,721
Apogee Enterprises, Inc.	5,178	212,868
Armstrong Flooring, Inc.*	4,238	52,339
Builders FirstSource, Inc.*	21,045	383,650
Caesarstone Ltd. (a)	4,430	81,734
Continental Building Products, Inc.*	7,422	208,558
CSW Industrials, Inc.*	2,836	122,941
Gibraltar Industries, Inc.*	6,205	218,106
Griffon Corp.	5,736	114,146
Insteel Industries, Inc.	3,561	106,937
JELD-WEN Holding, Inc.*	12,931	363,490
Masonite International Corp.*	5,545	336,581
NCI Building Systems, Inc.*	8,279	144,883
Patrick Industries, Inc.*	4,744	269,934
PGT Innovations, Inc.*	9,465	165,164
Quanex Building Products Corp.	6,719	115,231
Simpson Manufacturing Co., Inc.	7,847	429,074
Trex Co., Inc.*	5,697	591,804
Universal Forest Products, Inc.	11,223	357,789

		4,944,613

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Capital Markets 1.4%
Arlington Asset Investment Corp., Class A (a)	5,338	$61,067
Artisan Partners Asset Management, Inc., Class A	8,832	283,949
Associated Capital Group, Inc., Class A	872	31,523
B. Riley Financial, Inc.	4,079	84,231
BrightSphere Investment Group plc	14,712	223,181
Cohen & Steers, Inc.	4,168	167,137
Cowen, Inc.* (a)	5,054	78,337
Diamond Hill Investment Group, Inc.	626	122,333
Donnelley Financial Solutions, Inc.*	6,561	120,722
Evercore, Inc., Class A	7,432	752,490
Financial Engines, Inc.	11,439	510,751
GAIN Capital Holdings, Inc. (a)	6,695	54,631
GAMCO Investors, Inc., Class A	905	23,213
Greenhill & Co., Inc.	4,739	96,202
Hamilton Lane, Inc., Class A	2,757	115,381
Houlihan Lokey, Inc.	5,225	232,513
INTL. FCStone, Inc.*	2,959	132,622
Investment Technology Group, Inc.	6,417	129,752
Ladenburg Thalmann Financial Services, Inc.	20,213	67,107
Medley Management, Inc., Class A	1,529	8,715
Moelis & Co., Class A	6,099	328,126
Oppenheimer Holdings, Inc., Class A	1,914	51,391
Piper Jaffray Cos.	2,808	196,700
PJT Partners, Inc., Class A	3,535	196,157
Pzena Investment Management, Inc., Class A	3,333	29,197
Safeguard Scientifics, Inc.*	3,969	51,399
Silvercrest Asset Management Group, Inc., Class A	1,458	22,453
Stifel Financial Corp.	12,898	751,696
Virtu Financial, Inc., Class A (a)	4,939	177,804
Virtus Investment Partners, Inc.	1,342	154,800
Waddell & Reed Financial, Inc., Class A	14,864	300,847
Westwood Holdings Group, Inc.	1,592	92,304
WisdomTree Investments, Inc.	22,539	238,237

		5,886,968

Chemicals 2.0%
A Schulman, Inc.	5,579	239,339
Advanced Emissions Solutions, Inc.	1,250	13,775
AdvanSix, Inc.*	5,859	209,869
AgroFresh Solutions, Inc.* (a)	4,312	29,839
American Vanguard Corp.	5,623	121,176
Balchem Corp.	5,943	524,410
Chase Corp.	1,403	157,136
Core Molding Technologies, Inc.	1,455	22,552
Ferro Corp.*	16,377	360,458
Flotek Industries, Inc.*	10,833	38,674
FutureFuel Corp.	5,083	59,471
GCP Applied Technologies, Inc.*	13,721	393,107
Hawkins, Inc.	1,889	61,392
HB Fuller Co.	9,519	470,905
Ingevity Corp.*	8,212	630,928
Innophos Holdings, Inc.	3,785	156,623
Innospec, Inc.	4,688	340,818
Intrepid Potash, Inc.*	18,527	83,927
KMG Chemicals, Inc.	2,560	157,414

Common Stocks (continued)

	Shares	Value

Chemicals (continued)
Koppers Holdings, Inc.*	4,031	$176,558
Kraton Corp.*	5,859	267,581
Kronos Worldwide, Inc.	4,434	102,159
LSB Industries, Inc.*	4,263	23,574
Minerals Technologies, Inc.	6,583	454,556
OMNOVA Solutions, Inc.*	8,461	92,225
PolyOne Corp.	15,530	649,931
PQ Group Holdings, Inc.*	5,691	79,105
Quaker Chemical Corp.	2,540	373,355
Rayonier Advanced Materials, Inc.	9,389	200,925
Sensient Technologies Corp.	8,354	556,794
Stepan Co.	3,907	274,740
Trecora Resources*	3,879	50,233
Tredegar Corp.	5,071	89,250
Trinseo SA	8,558	624,306
Tronox Ltd., Class A	17,569	301,835
Valhi, Inc.	4,465	37,060

		8,426,000

Commercial Services & Supplies 2.2%
ABM Industries, Inc.	10,927	340,158
ACCO Brands Corp.	20,575	247,929
Advanced Disposal Services, Inc.*	8,941	197,060
Aqua Metals, Inc.* (a)	4,919	15,396
ARC Document Solutions, Inc.*	6,523	14,351
Brady Corp., Class A	9,092	330,949
Brink’s Co. (The)	8,848	652,982
Casella Waste Systems, Inc., Class A*	7,658	187,698
CECO Environmental Corp.	5,840	27,448
Covanta Holding Corp.	22,922	341,538
Deluxe Corp.	9,234	632,898
Ennis, Inc.	4,934	88,319
Essendant, Inc.	7,315	54,424
Healthcare Services Group, Inc. (a)	13,750	531,162
Heritage-Crystal Clean, Inc.*	2,828	59,812
Herman Miller, Inc.	11,332	347,892
HNI Corp.	8,474	282,947
Hudson Technologies, Inc.* (a)	7,201	31,540
InnerWorkings, Inc.*	9,056	91,466
Interface, Inc.	11,658	256,476
Kimball International, Inc., Class B	7,187	118,729
Knoll, Inc.	9,469	180,574
LSC Communications, Inc.	6,724	117,536
Matthews International Corp., Class A	6,118	300,700
McGrath RentCorp	4,585	270,194
Mobile Mini, Inc.	8,596	361,032
MSA Safety, Inc.	6,404	556,123
Multi-Color Corp.	2,669	173,352
NL Industries, Inc.*	1,168	8,935
Quad/Graphics, Inc.	6,133	151,546
RR Donnelley & Sons Co.	13,709	115,841
SP Plus Corp.*	3,413	119,967
Steelcase, Inc., Class A	16,496	218,572
Team, Inc.* (a)	5,718	96,920
Tetra Tech, Inc.	10,632	514,589
UniFirst Corp.	2,927	470,076
US Ecology, Inc.	4,275	227,857
Viad Corp.	3,948	200,361
VSE Corp.	1,691	86,731

		9,022,080

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Communications Equipment 1.6%
Acacia Communications, Inc.* (a)	3,677	$103,508
ADTRAN, Inc.	9,486	138,970
Aerohive Networks, Inc.*	6,248	25,429
Applied Optoelectronics, Inc.* (a)	3,658	116,910
CalAmp Corp.*	6,765	133,609
Calix, Inc.*	8,381	55,734
Casa Systems, Inc.*	1,386	32,419
Ciena Corp.*	27,572	709,979
Clearfield, Inc.*	2,264	27,621
Comtech Telecommunications Corp.	4,487	137,257
Digi International, Inc.*	5,193	59,719
EMCORE Corp.*	5,264	23,688
Extreme Networks, Inc.*	21,890	234,223
Finisar Corp.* (a)	22,280	347,122
Harmonic, Inc.*	15,486	56,524
Infinera Corp.*	28,820	337,770
InterDigital, Inc.	6,589	490,551
KVH Industries, Inc.*	3,080	32,648
Lumentum Holdings, Inc.* (a)	11,961	603,432
NETGEAR, Inc.*	6,111	337,938
NetScout Systems, Inc.*	16,059	436,002
Oclaro, Inc.*	32,375	256,410
Plantronics, Inc.	6,432	419,045
Quantenna Communications, Inc.*	4,309	54,595
Ribbon Communications, Inc.*	9,269	53,946
Ubiquiti Networks, Inc.* (a)	4,382	312,261
ViaSat, Inc.* (a)	10,518	672,942
Viavi Solutions, Inc.*	44,736	422,755

		6,633,007

Construction & Engineering 1.1%
Aegion Corp.*	6,319	143,378
Ameresco, Inc., Class A*	3,289	38,975
Argan, Inc.	2,842	113,680
Chicago Bridge & Iron Co. NV (a)	19,694	297,379
Comfort Systems USA, Inc.	7,208	304,178
Dycom Industries, Inc.*	5,822	604,673
EMCOR Group, Inc.	11,407	839,441
Granite Construction, Inc.	7,540	394,945
Great Lakes Dredge & Dock Corp.*	11,141	51,249
HC2 Holdings, Inc.*	8,161	41,621
IES Holdings, Inc.*	1,395	23,576
KBR, Inc.	26,802	447,325
Layne Christensen Co.*	3,518	49,639
MasTec, Inc.*	12,839	564,916
MYR Group, Inc.*	3,126	93,780
Northwest Pipe Co.*	1,881	37,112
NV5 Global, Inc.*	1,577	92,806
Orion Group Holdings, Inc.*	5,404	32,748
Primoris Services Corp.	7,708	197,248
Sterling Construction Co., Inc.*	5,054	56,251
Tutor Perini Corp.*	7,306	150,869

		4,575,789

Construction Materials 0.2%
Forterra, Inc.* (a)	3,649	26,783
Summit Materials, Inc., Class A*	21,356	600,958
United States Lime & Minerals, Inc.	393	29,365
US Concrete, Inc.*	3,093	180,786

		837,892

Common Stocks (continued)

	Shares	Value

Consumer Finance 0.7%
Curo Group Holdings Corp.*	1,001	$21,892
Elevate Credit, Inc.*	2,583	19,734
Encore Capital Group, Inc.*	4,685	208,951
Enova International, Inc.*	6,472	189,630
EZCORP, Inc., Class A*	9,758	133,685
FirstCash, Inc.	9,061	785,589
Green Dot Corp., Class A*	8,934	543,276
LendingClub Corp.*	63,818	171,670
Nelnet, Inc., Class A	3,728	196,876
PRA Group, Inc.* (a)	8,733	310,895
Regional Management Corp.*	1,996	65,608
World Acceptance Corp.*	1,150	117,875

		2,765,681

Containers & Packaging 0.1%
Greif, Inc., Class A	4,976	291,196
Greif, Inc., Class B	1,116	70,252
Myers Industries, Inc.	4,528	105,502
UFP Technologies, Inc.*	1,279	42,527

		509,477

Distributors 0.1%
Core-Mark Holding Co., Inc.	8,920	183,841
Funko, Inc., Class A*	2,224	19,549
VOXX International Corp.*	3,621	18,105
Weyco Group, Inc.	1,220	44,774

		266,269

Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.*	11,568	550,637
American Public Education, Inc.*	3,098	124,849
Ascent Capital Group, Inc., Class A*	1,457	5,041
Bridgepoint Education, Inc.*	4,792	27,985
Cambium Learning Group, Inc.*	2,762	28,007
Capella Education Co.	2,250	206,437
Career Education Corp.*	13,236	171,671
Carriage Services, Inc.	2,893	75,305
Chegg, Inc.*	18,603	431,776
Collectors Universe, Inc.	1,176	18,428
Grand Canyon Education, Inc.*	9,096	945,893
Houghton Mifflin Harcourt Co.*	20,209	137,421
K12, Inc.*	7,526	115,148
Laureate Education, Inc., Class A*	10,813	152,680
Liberty Tax, Inc., Class A	762	7,849
Regis Corp.*	6,949	108,543
Sotheby’s*	7,444	393,043
Strayer Education, Inc.	2,075	218,020
Weight Watchers International, Inc.*	5,470	383,174

		4,101,907

Diversified Financial Services 0.1%
Cannae Holdings, Inc.*	12,111	250,213
Marlin Business Services Corp.	1,722	47,183
On Deck Capital, Inc.*	9,634	50,579
Tiptree, Inc.	4,778	30,340

		378,315

Diversified Telecommunication Services 0.5%
ATN International, Inc.	2,052	108,756
Cincinnati Bell, Inc.*	8,223	124,578

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Diversified Telecommunication Services (continued)
Cogent Communications Holdings, Inc.	8,130	$383,329
Consolidated Communications Holdings, Inc.	12,778	144,391
Frontier Communications Corp. (a)	15,369	127,563
Globalstar, Inc.*	111,310	68,077
Hawaiian Telcom Holdco, Inc.*	1,058	28,820
IDT Corp., Class B*	3,404	18,450
Intelsat SA* (a)	7,111	69,474
Iridium Communications, Inc.*	16,388	195,017
Ooma, Inc.*	3,321	35,369
ORBCOMM, Inc.*	13,283	119,813
pdvWireless, Inc.* (a)	1,861	54,155
Vonage Holdings Corp.*	40,227	449,738
Windstream Holdings, Inc. (a)	35,770	55,444

		1,982,974

Electric Utilities 1.0%
ALLETE, Inc.	9,880	754,931
El Paso Electric Co.	7,889	402,733
Genie Energy Ltd., Class B	2,132	8,869
IDACORP, Inc.	9,791	910,563
MGE Energy, Inc.	6,856	397,991
Otter Tail Corp.	7,711	338,127
PNM Resources, Inc.	15,281	605,892
Portland General Electric Co.	17,260	733,205
Spark Energy, Inc., Class A (a)	2,152	26,792

		4,179,103

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,297	51,711
Atkore International Group, Inc.*	6,472	115,007
AZZ, Inc.	5,069	225,824
Babcock & Wilcox Enterprises, Inc.*	32,775	74,727
Encore Wire Corp.	3,970	209,020
Energous Corp.* (a)	3,675	66,003
EnerSys	8,082	554,102
Generac Holdings, Inc.*	11,663	524,952
General Cable Corp.	9,619	285,203
LSI Industries, Inc.	4,818	29,534
Plug Power, Inc.* (a)	44,643	81,697
Powell Industries, Inc.	1,712	51,446
Preformed Line Products Co.	599	40,283
Revolution Lighting Technologies, Inc.*	3,473	12,364
Sunrun, Inc.* (a)	16,608	153,126
Thermon Group Holdings, Inc.*	6,302	143,623
TPI Composites, Inc.*	2,089	47,316
Vicor Corp.*	3,278	117,516
Vivint Solar, Inc.* (a)	4,310	17,024

		2,800,478

Electronic Equipment, Instruments & Components 2.5%
Akoustis Technologies, Inc.* (a)	2,453	12,437
Anixter International, Inc.*	5,561	327,543
AVX Corp.	9,022	133,165
Badger Meter, Inc.	5,484	232,796
Bel Fuse, Inc., Class B	1,886	36,494
Belden, Inc.	8,076	497,482
Benchmark Electronics, Inc.	9,757	256,609
Control4 Corp.*	4,953	103,221
CTS Corp.	6,259	187,457

Common Stocks (continued)

	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Daktronics, Inc.	6,947	$62,592
Electro Scientific Industries, Inc.*	6,251	112,518
ePlus, Inc.*	2,424	193,556
Fabrinet*	7,091	200,037
FARO Technologies, Inc.*	3,238	163,519
Fitbit, Inc., Class A* (a)	37,841	210,018
II-VI, Inc.*	11,512	438,607
Insight Enterprises, Inc.*	6,964	246,874
Iteris, Inc.*	4,604	23,342
Itron, Inc.*	6,562	429,155
KEMET Corp.*	10,828	186,458
Kimball Electronics, Inc.*	5,238	83,022
Knowles Corp.*	17,215	220,352
Littelfuse, Inc.	4,682	875,159
Maxwell Technologies, Inc.*	7,069	36,264
Mesa Laboratories, Inc. (a)	635	106,877
Methode Electronics, Inc.	6,988	278,821
MicroVision, Inc.* (a)	13,141	16,820
MTS Systems Corp.	3,486	177,089
Napco Security Technologies, Inc.*	2,113	22,609
Novanta, Inc.*	6,258	367,970
OSI Systems, Inc.*	3,449	220,805
Park Electrochemical Corp.	3,747	63,811
PC Connection, Inc.	2,295	61,254
PCM, Inc.*	2,101	27,208
Plexus Corp.*	6,251	342,805
Radisys Corp.* (a)	10,632	8,123
Rogers Corp.*	3,463	369,502
Sanmina Corp.*	13,441	396,510
ScanSource, Inc.*	4,851	166,389
SYNNEX Corp.	5,592	560,151
Systemax, Inc.	2,247	70,623
Tech Data Corp.*	6,762	515,603
TTM Technologies, Inc.*	18,055	251,687
VeriFone Systems, Inc.*	20,701	476,330
Vishay Intertechnology, Inc.	25,377	447,904
Vishay Precision Group, Inc.*	1,984	56,147

		10,273,715

Energy Equipment & Services 1.6%
Archrock, Inc.	25,826	278,921
Basic Energy Services, Inc.*	3,406	55,109
Bristow Group, Inc. (a)	6,329	101,580
C&J Energy Services, Inc.*	9,404	280,803
Cactus, Inc., Class A* (a)	4,190	120,295
CARBO Ceramics, Inc.* (a)	4,489	39,683
Diamond Offshore Drilling, Inc.* (a)	12,660	232,817
Dril-Quip, Inc.*	7,417	307,435
Ensco plc, Class A (a)	83,627	472,493
Era Group, Inc.*	3,869	40,818
Exterran Corp.*	6,291	184,263
Fairmount Santrol Holdings, Inc.* (a)	30,339	166,865
Forum Energy Technologies, Inc.*	15,765	198,639
Frank’s International NV (a)	9,831	68,719
FTS International, Inc.*	3,873	77,344
Geospace Technologies Corp.*	2,600	27,404
Gulf Island Fabrication, Inc.	2,757	27,570
Helix Energy Solutions Group, Inc.*	27,560	212,763
Independence Contract Drilling, Inc.*	5,770	26,484
Keane Group, Inc.* (a)	9,853	153,214

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Energy Equipment & Services (continued)
Key Energy Services, Inc.*	2,047	$32,813
Liberty Oilfield Services, Inc., Class A* (a)	2,416	48,175
Mammoth Energy Services, Inc.*	1,578	51,253
Matrix Service Co.*	5,144	79,218
McDermott International, Inc.* (a)	55,389	365,567
Natural Gas Services Group, Inc.*	2,463	59,358
NCS Multistage Holdings, Inc.*	2,087	38,025
Newpark Resources, Inc.*	16,557	173,849
Nine Energy Service, Inc.*	1,247	38,083
Noble Corp. plc *	47,753	223,007
Oil States International, Inc.*	9,939	357,307
Parker Drilling Co.*	23,630	14,896
PHI, Inc. (Non-Voting)*	2,325	29,132
Pioneer Energy Services Corp.*	14,940	51,543
ProPetro Holding Corp.* (a)	11,154	204,118
Ranger Energy Services, Inc.* (a)	1,295	10,684
RigNet, Inc.* (a)	2,650	40,015
Rowan Cos. plc, Class A*	22,840	329,810
SEACOR Holdings, Inc.*	3,217	176,420
SEACOR Marine Holdings, Inc.*	3,172	75,145
Select Energy Services, Inc., Class A*	5,247	78,967
Smart Sand, Inc.*	4,279	31,322
Solaris Oilfield Infrastructure, Inc., Class A*	3,356	63,093
Superior Energy Services, Inc.*	29,787	319,615
TETRA Technologies, Inc.*	22,447	88,217
Unit Corp.*	10,148	230,157
US Silica Holdings, Inc.	15,953	480,345

		6,763,353

Equity Real Estate Investment Trusts (REITs) 5.9%
Acadia Realty Trust	16,177	381,777
Agree Realty Corp.	5,520	269,818
Alexander & Baldwin, Inc.	13,319	305,005
Alexander’s, Inc.	415	163,240
American Assets Trust, Inc.	7,828	262,786
Americold Realty Trust	9,190	189,406
Armada Hoffler Properties, Inc.	8,744	118,656
Ashford Hospitality Trust, Inc.	15,011	103,276
Bluerock Residential Growth REIT, Inc.	4,446	39,970
Braemar Hotels & Resorts, Inc.	5,169	53,758
CareTrust REIT, Inc.	14,716	194,398
CatchMark Timber Trust, Inc., Class A	8,428	109,901
CBL & Associates Properties, Inc.	32,951	137,735
Cedar Realty Trust, Inc.	17,259	67,138
Chatham Lodging Trust	8,711	165,945
Chesapeake Lodging Trust	11,545	341,039
City Office REIT, Inc.	6,437	73,253
Clipper Realty, Inc.	3,106	25,438
Community Healthcare Trust, Inc.	3,353	85,501
CorEnergy Infrastructure Trust, Inc.	2,325	89,605
Cousins Properties, Inc.	81,795	727,158
DiamondRock Hospitality Co.	39,089	431,933
Easterly Government Properties, Inc.	8,203	169,064
EastGroup Properties, Inc.	6,553	588,328
Education Realty Trust, Inc.	14,827	487,957
Farmland Partners, Inc.	6,182	47,107
First Industrial Realty Trust, Inc.	22,945	713,819
Four Corners Property Trust, Inc.	12,069	273,484

Common Stocks (continued)

	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Franklin Street Properties Corp.	20,459	$159,171
Front Yard Residential Corp.	8,764	86,062
GEO Group, Inc. (The)	23,519	529,177
Getty Realty Corp.	6,059	151,778
Gladstone Commercial Corp.	5,334	92,492
Global Medical REIT, Inc.	3,564	27,764
Global Net Lease, Inc.	13,140	244,535
Government Properties Income Trust	18,442	230,341
Gramercy Property Trust	30,873	725,515
Healthcare Realty Trust, Inc.	23,647	658,096
Hersha Hospitality Trust	7,574	142,240
Independence Realty Trust, Inc.	16,353	153,718
Industrial Logistics Properties Trust	3,113	63,879
InfraREIT, Inc.	8,300	176,873
Investors Real Estate Trust	23,643	126,017
iStar, Inc.*	12,884	130,644
Jernigan Capital, Inc.	2,588	49,690
Kite Realty Group Trust	16,157	237,831
LaSalle Hotel Properties	21,897	647,494
Lexington Realty Trust	42,365	340,615
LTC Properties, Inc.	7,671	277,307
Mack-Cali Realty Corp.	17,636	302,810
MedEquities Realty Trust, Inc.	5,639	57,461
Monmouth Real Estate Investment Corp.	13,879	216,929
National Health Investors, Inc.	7,653	522,470
National Storage Affiliates Trust	9,035	237,801
New Senior Investment Group, Inc.	15,960	137,575
NexPoint Residential Trust, Inc.	3,371	90,309
NorthStar Realty Europe Corp.	10,615	153,917
One Liberty Properties, Inc.	2,830	67,241
Pebblebrook Hotel Trust	12,905	451,546
Pennsylvania REIT	13,361	129,334
Physicians Realty Trust	35,155	525,216
PotlatchDeltic Corp.	11,589	600,890
Preferred Apartment Communities, Inc., Class A	7,107	104,544
PS Business Parks, Inc.	3,793	437,257
QTS Realty Trust, Inc., Class A	9,635	340,983
Quality Care Properties, Inc.*	18,478	405,962
RAIT Financial Trust	24,297	4,405
Ramco-Gershenson Properties Trust	15,390	183,911
Retail Opportunity Investments Corp.	21,116	363,195
Rexford Industrial Realty, Inc.	15,084	460,816
RLJ Lodging Trust	32,750	680,218
Ryman Hospitality Properties, Inc.	8,534	668,895
Sabra Health Care REIT, Inc.	34,179	625,817
Safety Income & Growth, Inc.	2,012	36,115
Saul Centers, Inc.	2,229	106,658
Select Income REIT	12,339	233,947
Seritage Growth Properties, Class A	4,976	176,996
STAG Industrial, Inc.	18,453	453,390
Summit Hotel Properties, Inc.	20,262	293,394
Sunstone Hotel Investors, Inc.	43,531	679,084
Terreno Realty Corp.	10,429	387,437
Tier REIT, Inc.	9,346	177,667
UMH Properties, Inc.	6,074	82,181
Universal Health Realty Income Trust	2,482	148,746
Urban Edge Properties	20,181	415,123
Urstadt Biddle Properties, Inc., Class A	5,806	115,365
Washington Prime Group, Inc.	36,426	235,676

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Washington REIT	15,351	$440,881
Whitestone REIT	7,261	78,782
Xenia Hotels & Resorts, Inc.	21,045	433,317

		24,131,995

Food & Staples Retailing 0.5%
Andersons, Inc. (The)	5,276	172,261
Chefs’ Warehouse, Inc. (The)*	4,197	101,777
Ingles Markets, Inc., Class A	2,759	94,496
Natural Grocers by Vitamin Cottage, Inc.*	2,367	16,924
Performance Food Group Co.*	19,495	632,613
PriceSmart, Inc.	4,316	378,082
Smart & Final Stores, Inc.*	4,475	22,823
SpartanNash Co.	7,172	130,387
SUPERVALU, Inc.*	7,499	131,307
United Natural Foods, Inc.*	9,650	434,443
Village Super Market, Inc., Class A	1,545	42,024
Weis Markets, Inc.	1,872	86,149

		2,243,286

Food Products 0.9%
Alico, Inc.	571	18,443
B&G Foods, Inc. (a)	12,845	292,224
Calavo Growers, Inc. (a)	3,134	293,656
Cal-Maine Foods, Inc.*	5,610	273,207
Darling Ingredients, Inc.*	31,538	540,561
Dean Foods Co.	17,798	153,241
Farmer Brothers Co.*	1,701	48,223
Fresh Del Monte Produce, Inc.	6,338	311,513
Freshpet, Inc.* (a)	4,866	96,347
Hostess Brands, Inc.*	15,654	219,939
J&J Snack Foods Corp.	2,809	385,985
John B Sanfilippo & Son, Inc.	1,680	95,575
Lancaster Colony Corp.	3,617	454,259
Landec Corp.*	5,289	70,344
Lifeway Foods, Inc.*	189	1,003
Limoneira Co.	2,399	55,849
Sanderson Farms, Inc. (a)	3,871	430,300
Seneca Foods Corp., Class A*	1,375	37,881
Tootsie Roll Industries, Inc. (a)	3,418	97,584

		3,876,134

Gas Utilities 1.1%
Chesapeake Utilities Corp.	3,091	234,916
New Jersey Resources Corp.	16,822	695,590
Northwest Natural Gas Co.	5,546	339,970
ONE Gas, Inc.	10,096	703,893
RGC Resources, Inc.	1,336	34,603
South Jersey Industries, Inc. (a)	15,608	482,287
Southwest Gas Holdings, Inc.	9,170	669,318
Spire, Inc.	9,107	657,070
WGL Holdings, Inc.	9,914	843,681

		4,661,328

Health Care Equipment & Supplies 4.1%
Abaxis, Inc.	4,287	285,386
Accuray, Inc.*	15,918	79,590
Analogic Corp.	2,448	203,429
AngioDynamics, Inc.*	7,153	138,625

Common Stocks (continued)

	Shares	Value

Health Care Equipment & Supplies (continued)
Anika Therapeutics, Inc.*	2,818	$124,020
Antares Pharma, Inc.* (a)	28,097	65,747
AtriCure, Inc.*	6,275	139,493
Atrion Corp.	274	170,455
AxoGen, Inc.*	5,339	212,492
Cantel Medical Corp.	7,036	788,524
Cardiovascular Systems, Inc.*	5,976	136,552
Cerus Corp.*	23,959	124,587
ConforMIS, Inc.*	10,496	13,592
CONMED Corp.	5,362	348,691
Corindus Vascular Robotics, Inc.* (a)	18,648	19,394
CryoLife, Inc.*	6,297	141,368
Cutera, Inc.*	2,587	129,738
Endologix, Inc.*	16,075	69,283
FONAR Corp.*	1,216	34,595
GenMark Diagnostics, Inc.*	9,981	62,481
Glaukos Corp.* (a)	5,594	188,406
Globus Medical, Inc., Class A*	13,629	697,668
Haemonetics Corp.*	10,401	811,694
Halyard Health, Inc.*	8,728	413,445
Heska Corp.*	1,284	104,800
ICU Medical, Inc.*	2,941	740,250
Inogen, Inc.*	3,328	467,850
Insulet Corp.*	11,247	967,242
Integer Holdings Corp.*	6,060	332,694
Integra LifeSciences Holdings Corp.*	12,285	757,124
Invacare Corp. (a)	6,359	115,734
iRhythm Technologies, Inc.*	2,784	161,890
K2M Group Holdings, Inc.*	8,053	153,812
Lantheus Holdings, Inc.*	5,967	106,213
LeMaitre Vascular, Inc.	2,935	92,306
LivaNova plc *	9,391	833,733
Masimo Corp.*	8,674	778,318
Meridian Bioscience, Inc.	8,156	119,078
Merit Medical Systems, Inc.*	9,292	450,662
Natus Medical, Inc.*	5,964	197,110
Neogen Corp.*	9,677	659,488
Nevro Corp.*	5,413	483,706
Novocure Ltd.*	11,285	308,080
NuVasive, Inc.*	9,722	517,308
NxStage Medical, Inc.*	12,688	337,755
Obalon Therapeutics, Inc.*	1,607	6,187
OraSure Technologies, Inc.*	11,062	196,129
Orthofix International NV*	3,367	205,454
OrthoPediatrics Corp.*	934	17,578
Oxford Immunotec Global plc * (a)	4,952	63,534
Penumbra, Inc.*	5,659	703,697
Pulse Biosciences, Inc.* (a)	1,787	31,433
Quidel Corp.*	5,551	314,742
Quotient Ltd.* (a)	5,231	21,813
Rockwell Medical, Inc.* (a)	9,393	49,689
RTI Surgical, Inc.*	10,795	47,498
Sientra, Inc.* (a)	2,834	37,352
STAAR Surgical Co.*	8,007	130,114
Surmodics, Inc.*	2,553	95,355
Tactile Systems Technology, Inc.* (a)	2,538	88,348
Utah Medical Products, Inc.	673	68,343
Varex Imaging Corp.*	7,362	264,958
ViewRay, Inc.* (a)	5,979	44,125
Viveve Medical, Inc.* (a)	3,608	12,411
Wright Medical Group NV* (a)	20,416	400,358

		16,883,526

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Health Care Providers & Services 2.2%
AAC Holdings, Inc.*	1,868	$21,164
Aceto Corp.	5,847	14,734
Addus HomeCare Corp.*	1,472	77,280
Amedisys, Inc.*	5,567	367,923
American Renal Associates Holdings, Inc.*	1,893	27,732
AMN Healthcare Services, Inc.*	9,016	602,720
BioScrip, Inc.* (a)	22,724	59,764
BioTelemetry, Inc.*	6,208	237,146
Capital Senior Living Corp.*	4,792	56,306
Chemed Corp.	3,024	932,057
Civitas Solutions, Inc.*	3,134	44,659
Community Health Systems, Inc.* (a)	18,588	70,263
CorVel Corp.*	1,822	89,369
Cross Country Healthcare, Inc.*	6,944	87,355
Diplomat Pharmacy, Inc.*	9,487	206,722
Encompass Health Corp.	18,986	1,154,729
Ensign Group, Inc. (The)	9,414	262,368
Genesis Healthcare, Inc.*	11,340	17,237
HealthEquity, Inc.*	9,741	639,691
Kindred Healthcare, Inc.*	16,641	148,105
LHC Group, Inc.*	5,356	398,594
Magellan Health, Inc.*	4,607	386,297
Molina Healthcare, Inc.*	8,919	742,507
National HealthCare Corp.	2,196	134,571
National Research Corp.	1,864	60,953
Owens & Minor, Inc.	11,880	193,050
PetIQ, Inc.* (a)	1,422	31,782
Providence Service Corp. (The)*	2,214	167,998
R1 RCM, Inc.*	19,720	146,520
RadNet, Inc.*	7,248	96,036
Select Medical Holdings Corp.*	20,991	378,888
Surgery Partners, Inc.*	3,686	58,976
Tenet Healthcare Corp.* (a)	15,882	380,215
Tivity Health, Inc.*	7,134	256,467
Triple-S Management Corp., Class B*	4,467	126,639
US Physical Therapy, Inc.	2,365	215,806

		8,892,623

Health Care Technology 0.9%
Allscripts Healthcare Solutions, Inc.*	34,576	401,773
Castlight Health, Inc., Class B*	12,543	47,036
Computer Programs & Systems, Inc.	2,215	66,118
Cotiviti Holdings, Inc.*	7,172	247,721
Evolent Health, Inc., Class A* (a)	11,675	192,637
HealthStream, Inc.	5,042	116,924
HMS Holdings Corp.*	16,388	295,148
Inovalon Holdings, Inc., Class A* (a)	12,536	132,255
Medidata Solutions, Inc.*	10,893	777,324
NantHealth, Inc.*	3,720	12,685
Omnicell, Inc.*	7,325	315,708
Quality Systems, Inc.*	10,395	139,605
Simulations Plus, Inc.	2,164	35,598
Tabula Rasa HealthCare, Inc.*	2,284	93,621
Teladoc, Inc.* (a)	11,174	480,482
Vocera Communications, Inc.*	5,651	141,671

		3,496,306

Hotels, Restaurants & Leisure 3.3%
Belmond Ltd., Class A*	17,479	187,025
Biglari Holdings, Inc.*	200	68,452

Common Stocks (continued)

	Shares	Value

Hotels, Restaurants & Leisure (continued)
BJ’s Restaurants, Inc.	3,934	$219,714
Bloomin’ Brands, Inc.	17,321	409,815
Bluegreen Vacations Corp. (a)	914	21,269
Bojangles’, Inc.*	3,422	50,474
Boyd Gaming Corp.	15,976	530,563
Brinker International, Inc. (a)	9,089	396,190
Caesars Entertainment Corp.* (a)	26,642	302,387
Carrols Restaurant Group, Inc.*	6,754	69,566
Century Casinos, Inc.*	4,172	32,041
Cheesecake Factory, Inc. (The) (a)	8,371	434,873
Churchill Downs, Inc.	2,599	713,685
Chuy’s Holdings, Inc.*	3,245	92,807
Cracker Barrel Old Country Store, Inc. (a)	3,707	610,135
Dave & Buster’s Entertainment, Inc.*	7,764	329,892
Del Frisco’s Restaurant Group, Inc.*	4,135	65,746
Del Taco Restaurants, Inc.*	6,451	71,993
Denny’s Corp.*	12,555	219,838
Dine Brands Global, Inc. (a)	3,361	266,662
Drive Shack, Inc.*	12,158	66,018
El Pollo Loco Holdings, Inc.*	3,968	39,680
Eldorado Resorts, Inc.* (a)	9,143	370,291
Empire Resorts, Inc.*	833	15,869
Fiesta Restaurant Group, Inc.*	5,044	105,924
Golden Entertainment, Inc.* (a)	3,251	86,964
Habit Restaurants, Inc. (The), Class A*	3,946	39,855
ILG, Inc.	20,538	700,962
Inspired Entertainment, Inc.*	1,187	5,935
International Speedway Corp., Class A	4,723	194,115
J Alexander’s Holdings, Inc.*	2,572	30,735
Jack in the Box, Inc.	5,624	504,473
La Quinta Holdings, Inc.*	15,889	310,471
Lindblad Expeditions Holdings, Inc.*	3,978	43,559
Marcus Corp. (The)	3,652	108,830
Marriott Vacations Worldwide Corp.	4,124	505,644
Monarch Casino & Resort, Inc.*	2,112	90,098
Nathan’s Famous, Inc.	557	45,646
Noodles & Co.* (a)	2,302	16,690
Papa John’s International, Inc. (a)	5,073	314,526
Penn National Gaming, Inc.*	16,555	501,782
Pinnacle Entertainment, Inc.*	10,323	331,575
Planet Fitness, Inc., Class A*	16,690	672,440
PlayAGS, Inc.*	1,763	39,861
Potbelly Corp.*	4,497	53,739
RCI Hospitality Holdings, Inc.	1,784	48,507
Red Lion Hotels Corp.*	3,249	32,003
Red Robin Gourmet Burgers, Inc.*	2,515	156,810
Red Rock Resorts, Inc., Class A	13,483	407,052
Ruth’s Hospitality Group, Inc.	5,788	155,408
Scientific Games Corp.*	10,209	544,140
SeaWorld Entertainment, Inc.* (a)	13,355	201,527
Shake Shack, Inc., Class A*	4,355	207,342
Sonic Corp. (a)	6,761	175,178
Speedway Motorsports, Inc.	2,289	40,401
Texas Roadhouse, Inc.	12,943	829,387
Wingstop, Inc.	5,676	277,329
Zoe’s Kitchen, Inc.* (a)	3,729	55,003

		13,418,896

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Household Durables 1.4%
AV Homes, Inc.*	2,398	$39,927
Bassett Furniture Industries, Inc.	1,992	57,868
Beazer Homes USA, Inc.*	6,113	89,739
Cavco Industries, Inc.*	1,670	284,484
Century Communities, Inc.*	3,999	122,969
CSS Industries, Inc.	1,749	29,838
Ethan Allen Interiors, Inc.	4,855	107,053
Flexsteel Industries, Inc.	1,497	54,880
GoPro, Inc., Class A* (a)	21,304	107,798
Green Brick Partners, Inc.*	4,756	48,036
Hamilton Beach Brands Holding Co., Class A (b)	572	12,727
Helen of Troy Ltd.*	5,145	458,677
Hooker Furniture Corp.	2,218	83,729
Hovnanian Enterprises, Inc., Class A*	24,148	48,537
Installed Building Products, Inc.*	4,215	243,205
iRobot Corp.* (a)	5,171	301,780
KB Home	16,294	432,606
La-Z-Boy, Inc.	8,929	257,155
LGI Homes, Inc.* (a)	3,379	233,827
Libbey, Inc.	4,287	24,522
Lifetime Brands, Inc.	1,953	23,241
M/I Homes, Inc.*	5,173	157,673
MDC Holdings, Inc.	8,770	254,418
Meritage Homes Corp.*	7,521	334,684
New Home Co., Inc. (The)*	2,429	24,241
PICO Holdings, Inc.*	4,346	52,369
Taylor Morrison Home Corp., Class A*	21,369	507,727
TopBuild Corp.*	6,796	541,641
TRI Pointe Group, Inc.*	28,698	491,023
Universal Electronics, Inc.*	2,762	127,881
William Lyon Homes, Class A*	5,929	159,253
ZAGG, Inc.*	5,314	59,517

		5,773,025

Household Products 0.2%
Central Garden & Pet Co.*	2,034	76,255
Central Garden & Pet Co., Class A*	6,938	246,299
HRG Group, Inc.*	23,265	261,498
Oil-Dri Corp. of America	996	38,605
Orchids Paper Products Co.* (a)	1,644	10,045
WD-40 Co. (a)	2,703	356,526

		989,228

Independent Power and Renewable Electricity Producers 0.3%
Atlantic Power Corp.*	22,617	49,758
NRG Yield, Inc., Class A	7,187	126,563
NRG Yield, Inc., Class C	12,370	220,186
Ormat Technologies, Inc.	7,737	447,972
Pattern Energy Group, Inc., Class A (a)	15,344	278,954
TerraForm Power, Inc., Class A	8,873	98,934

		1,222,367

Industrial Conglomerates 0.1%
Raven Industries, Inc.	7,071	258,799

Insurance 2.4%
Ambac Financial Group, Inc.* (b)	8,877	151,175
American Equity Investment Life Holding Co.	16,486	497,877

Common Stocks (continued)

	Shares	Value

Insurance (continued)
AMERISAFE, Inc.	3,737	$221,604
AmTrust Financial Services, Inc. (a)	16,669	214,863
Argo Group International Holdings Ltd.	5,910	345,440
Atlas Financial Holdings, Inc.*	2,075	21,788
Baldwin & Lyons, Inc., Class B	1,887	43,967
Blue Capital Reinsurance Holdings Ltd.	860	9,976
Citizens, Inc.* (a)	9,202	71,500
CNO Financial Group, Inc.	32,342	693,412
Crawford & Co., Class B	2,379	19,080
Donegal Group, Inc., Class A	1,619	22,536
eHealth, Inc.*	3,044	57,349
EMC Insurance Group, Inc.	1,765	45,855
Employers Holdings, Inc.	6,219	254,357
Enstar Group Ltd.*	2,161	454,134
FBL Financial Group, Inc., Class A	1,945	151,224
Federated National Holding Co.	2,273	38,414
Genworth Financial, Inc., Class A*	98,293	271,289
Global Indemnity Ltd.	1,668	68,205
Greenlight Capital Re Ltd., Class A*	5,891	91,311
Hallmark Financial Services, Inc.*	2,225	22,851
HCI Group, Inc. (a)	1,535	64,301
Health Insurance Innovations, Inc., Class A* (a)	2,307	65,749
Heritage Insurance Holdings, Inc. (a)	4,235	66,489
Horace Mann Educators Corp.	7,993	357,287
Independence Holding Co.	1,108	39,223
Infinity Property & Casualty Corp.	2,082	274,824
Investors Title Co.	289	56,268
James River Group Holdings Ltd.	4,982	180,946
Kemper Corp.	7,601	513,067
Kingstone Cos., Inc.	1,796	30,712
Kinsale Capital Group, Inc.	2,831	145,938
Maiden Holdings Ltd.	13,703	104,828
MBIA, Inc.* (a)	17,371	148,001
National General Holdings Corp.	9,602	247,444
National Western Life Group, Inc., Class A	445	141,247
Navigators Group, Inc. (The)	4,023	227,299
NI Holdings, Inc.*	2,034	33,256
Primerica, Inc.	8,581	830,212
RLI Corp.	7,404	468,525
Safety Insurance Group, Inc.	2,857	228,560
Selective Insurance Group, Inc.	11,261	666,651
State Auto Financial Corp.	3,124	97,563
Stewart Information Services Corp.	4,122	171,929
Third Point Reinsurance Ltd.*	17,958	238,841
Trupanion, Inc.* (a)	4,388	115,317
United Fire Group, Inc.	3,722	187,179
United Insurance Holdings Corp.	4,025	75,911
Universal Insurance Holdings, Inc.	6,089	197,588
WMIH Corp.* (a)	37,916	51,945

		9,795,307

Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc., Class A*	5,234	66,472
Duluth Holdings, Inc., Class B*	1,878	32,583
Fluent, Inc.*	5,234	14,394
FTD Cos., Inc.*	3,294	21,213
Gaia, Inc.*	1,280	19,392
Groupon, Inc.* (a)	66,382	308,012

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Internet & Direct Marketing Retail (continued)
Lands’ End, Inc.* (a)	2,595	$50,213
Liberty TripAdvisor Holdings, Inc., Class A*	14,195	130,594
Nutrisystem, Inc.	5,805	168,345
Overstock.com, Inc.* (a)	3,279	124,930
PetMed Express, Inc. (a)	3,862	129,223
Shutterfly, Inc.*	6,283	508,420

		1,573,791

Internet Software & Services 3.9%
2U, Inc.* (a)	9,299	748,477
Alarm.com Holdings, Inc.*	3,967	160,187
Alteryx, Inc., Class A*	4,589	143,406
Amber Road, Inc.*	3,921	36,308
Appfolio, Inc., Class A*	1,841	88,276
Apptio, Inc., Class A*	4,555	134,418
Benefitfocus, Inc.* (a)	3,099	93,590
Blucora, Inc.*	8,654	225,004
Box, Inc., Class A*	15,808	361,371
Brightcove, Inc.*	6,658	64,250
Carbonite, Inc.*	4,907	152,608
Cardlytics, Inc.*	802	11,244
Care.com, Inc.*	2,687	41,917
Cars.com, Inc.*	13,769	392,141
ChannelAdvisor Corp.*	4,972	66,128
Cimpress NV*	4,759	684,392
Cloudera, Inc.*	19,062	271,633
CommerceHub, Inc., Series A*	2,651	60,098
CommerceHub, Inc., Series C*	5,732	129,944
Cornerstone OnDemand, Inc.*	10,366	457,452
Coupa Software, Inc.*	6,324	293,244
DHI Group, Inc.*	7,154	10,016
Endurance International Group Holdings, Inc.*	11,330	83,275
Envestnet, Inc.*	8,418	457,097
Etsy, Inc.*	23,321	698,231
Five9, Inc.*	10,413	305,830
Gogo, Inc.* (a)	11,139	104,929
GrubHub, Inc.* (a)	16,631	1,682,059
GTT Communications, Inc.*	6,052	290,799
Hortonworks, Inc.*	9,802	165,948
Instructure, Inc.*	4,274	173,311
Internap Corp.*	3,964	46,815
j2 Global, Inc.	8,981	712,912
Leaf Group Ltd.*	2,944	21,638
Limelight Networks, Inc.*	16,812	86,750
Liquidity Services, Inc.*	5,004	32,276
LivePerson, Inc.*	10,786	181,205
Meet Group, Inc. (The)*	13,140	31,273
MINDBODY, Inc., Class A*	8,387	332,545
MuleSoft, Inc., Class A*	4,747	211,621
New Relic, Inc.*	5,974	417,523
NIC, Inc.	12,541	186,234
Nutanix, Inc., Class A*	21,231	1,074,076
Okta, Inc.*	3,798	162,592
Ominto, Inc.* (a)	4,117	11,980
Q2 Holdings, Inc.*	6,117	301,262
QuinStreet, Inc.*	7,153	80,400
Quotient Technology, Inc.*	14,775	197,985
Reis, Inc.	1,802	37,842

Common Stocks (continued)

	Shares	Value

Internet Software & Services (continued)
SendGrid, Inc.*	1,739	$50,188
Shutterstock, Inc.*	3,623	152,673
SPS Commerce, Inc.*	3,300	226,281
Stamps.com, Inc.*	3,152	717,868
TechTarget, Inc.*	3,839	80,043
Tintri, Inc.*	2,080	2,350
Trade Desk, Inc. (The), Class A*	4,630	236,917
TrueCar, Inc.*	13,734	135,967
Tucows, Inc., Class A* (a)	1,778	112,459
Twilio, Inc., Class A*	11,936	503,819
Veritone, Inc.* (a)	641	13,275
Web.com Group, Inc.*	7,502	139,537
XO Group, Inc.*	4,829	104,693
Yelp, Inc.*	15,432	692,125
Yext, Inc.* (a)	4,571	60,977

		15,943,684

IT Services 1.9%
Acxiom Corp.*	15,022	390,272
Blackhawk Network Holdings, Inc.*	10,497	471,315
CACI International, Inc., Class A*	4,718	712,654
Cardtronics plc, Class A*	8,910	233,887
Cass Information Systems, Inc.	2,348	142,007
Convergys Corp.	17,456	407,772
CSG Systems International, Inc.	6,518	278,905
EPAM Systems, Inc.*	9,669	1,105,650
Everi Holdings, Inc.*	12,697	81,388
EVERTEC, Inc.	11,812	215,569
ExlService Holdings, Inc.*	6,410	370,562
Hackett Group, Inc. (The)	4,600	74,566
Information Services Group, Inc.*	5,599	24,300
ManTech International Corp., Class A	5,035	297,518
MAXIMUS, Inc.	12,441	841,385
MoneyGram International, Inc.*	5,691	49,739
Perficient, Inc.*	6,722	166,235
Presidio, Inc.*	5,771	88,412
Science Applications International Corp.	8,276	709,998
ServiceSource International, Inc.*	15,069	57,112
StarTek, Inc.*	1,919	16,964
Sykes Enterprises, Inc.*	7,674	220,704
Syntel, Inc.*	6,461	186,594
Travelport Worldwide Ltd.	24,256	415,748
TTEC Holdings, Inc.	2,714	86,848
Unisys Corp.* (a)	9,837	110,174
Virtusa Corp.*	5,283	254,324

		8,010,602

Leisure Products 0.3%
Acushnet Holdings Corp.	6,150	148,584
American Outdoor Brands Corp.* (a)	10,515	115,665
Callaway Golf Co.	18,280	315,513
Clarus Corp.*	4,046	28,929
Escalade, Inc.	2,020	26,765
Johnson Outdoors, Inc., Class A	947	61,328
Malibu Boats, Inc., Class A*	3,986	134,328
Marine Products Corp.	1,859	28,201
MCBC Holdings, Inc.*	3,600	86,400
Nautilus, Inc.*	5,922	86,165
Sturm Ruger & Co., Inc.	3,310	182,877

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Leisure Products (continued)
Vista Outdoor, Inc.*	11,173	$187,148

		1,401,903

Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.* (a)	5,090	112,998
Cambrex Corp.*	6,349	336,180
Codexis, Inc.*	8,000	90,000
Enzo Biochem, Inc.*	8,115	48,690
Fluidigm Corp.*	7,584	44,746
Luminex Corp.	7,981	170,394
Medpace Holdings, Inc.*	1,658	61,329
NanoString Technologies, Inc.*	3,961	37,629
NeoGenomics, Inc.* (a)	11,078	106,127
Pacific Biosciences of California, Inc.*	23,294	60,099
PRA Health Sciences, Inc.*	9,601	788,914
Quanterix Corp.*	848	14,374
Syneos Health, Inc.*	10,464	398,678

		2,270,158

Machinery 3.6%
Actuant Corp., Class A	11,615	273,533
Alamo Group, Inc.	1,850	202,519
Albany International Corp., Class A	5,608	331,713
Altra Industrial Motion Corp. (a)	5,602	233,323
American Railcar Industries, Inc. (a)	1,419	53,851
Astec Industries, Inc.	4,162	231,241
Barnes Group, Inc.	9,643	535,476
Blue Bird Corp.*	2,022	48,022
Briggs & Stratton Corp.	8,149	146,926
Chart Industries, Inc.*	5,980	339,305
CIRCOR International, Inc.	3,238	137,194
Columbus McKinnon Corp.	4,303	154,392
Commercial Vehicle Group, Inc.*	4,923	33,033
DMC Global, Inc.	2,762	106,889
Douglas Dynamics, Inc.	4,319	180,318
Eastern Co. (The)	1,106	31,410
Energy Recovery, Inc.* (a)	7,102	60,296
EnPro Industries, Inc.	4,141	311,196
ESCO Technologies, Inc.	4,978	278,021
Evoqua Water Technologies Corp.*	9,619	196,516
ExOne Co. (The)*	1,637	11,328
Federal Signal Corp.	11,534	249,826
Franklin Electric Co., Inc.	9,063	371,583
FreightCar America, Inc.	2,380	33,177
Gencor Industries, Inc.*	1,627	25,300
Global Brass & Copper Holdings, Inc.	4,228	126,840
Gorman-Rupp Co. (The)	3,472	109,299
Graham Corp.	1,867	40,290
Greenbrier Cos., Inc. (The) (a)	5,349	234,554
Hardinge, Inc.	2,259	41,430
Harsco Corp.*	15,703	321,126
Hillenbrand, Inc.	12,076	559,723
Hurco Cos., Inc.	1,202	53,128
Hyster-Yale Materials Handling, Inc.	2,019	143,753
John Bean Technologies Corp.	6,070	654,043
Kadant, Inc.	2,119	195,478
Kennametal, Inc.	15,690	571,901
LB Foster Co., Class A*	1,630	38,387
Lindsay Corp.	2,048	179,937
Lydall, Inc.*	3,270	145,842

Common Stocks (continued)

	Shares	Value

Machinery (continued)
Manitowoc Co., Inc. (The)*	6,226	$153,471
Meritor, Inc.*	16,373	318,782
Milacron Holdings Corp.*	12,685	228,711
Miller Industries, Inc.	2,172	53,757
Mueller Industries, Inc.	11,135	302,649
Mueller Water Products, Inc., Class A	30,155	295,217
Navistar International Corp.*	9,720	338,353
NN, Inc.	5,299	107,570
Omega Flex, Inc.	574	37,482
Proto Labs, Inc.*	4,766	567,869
RBC Bearings, Inc.*	4,465	519,637
REV Group, Inc. (a)	5,423	97,885
Rexnord Corp.*	19,931	548,302
Spartan Motors, Inc.	6,683	119,292
SPX Corp.*	8,317	263,150
SPX FLOW, Inc.*	8,119	365,355
Standex International Corp.	2,464	238,885
Sun Hydraulics Corp.	5,177	251,447
Tennant Co.	3,443	254,782
Titan International, Inc.	9,734	100,260
TriMas Corp.*	8,896	241,082
Twin Disc, Inc.*	1,671	36,896
Wabash National Corp.	11,413	228,945
Watts Water Technologies, Inc., Class A	5,199	387,326
Woodward, Inc.	10,299	740,910

		14,790,134

Marine 0.1%
Costamare, Inc. (a)	9,854	66,909
Eagle Bulk Shipping, Inc.*	7,644	38,678
Genco Shipping & Trading Ltd.*	1,260	20,160
Matson, Inc.	8,247	241,060
Navios Maritime Holdings, Inc.*	16,849	12,776
Safe Bulkers, Inc.*	9,650	28,178
Scorpio Bulkers, Inc.	11,492	87,914

		495,675

Media 1.2%
AMC Entertainment Holdings, Inc., Class A (a)	10,410	181,655
Beasley Broadcast Group, Inc., Class A	1,409	15,992
Central European Media Enterprises Ltd., Class A*	16,169	68,718
Clear Channel Outdoor Holdings, Inc., Class A	7,279	34,939
Daily Journal Corp.*	218	49,388
Emerald Expositions Events, Inc.	3,561	68,621
Entercom Communications Corp., Class A (a)	24,768	251,395
Entravision Communications Corp., Class A	12,962	60,273
Eros International plc * (a)	5,741	61,429
EW Scripps Co. (The), Class A	11,298	125,747
Gannett Co., Inc.	21,971	212,460
Global Eagle Entertainment, Inc.* (a)	8,355	9,775
Gray Television, Inc.*	14,958	169,025
Hemisphere Media Group, Inc.*	2,927	31,904
IMAX Corp.*	10,953	254,110

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Media (continued)
Liberty Media Corp.-Liberty Braves, Class C*	6,711	$147,910
Liberty Media Corp-Liberty Braves, Class A*	1,942	42,666
Loral Space & Communications, Inc.*	2,511	97,552
MDC Partners, Inc., Class A*	11,143	84,130
Meredith Corp. (a)	7,582	392,748
MSG Networks, Inc., Class A*	11,716	240,178
National CineMedia, Inc.	12,103	69,229
New Media Investment Group, Inc.	9,996	165,734
New York Times Co. (The), Class A	24,201	567,513
Nexstar Media Group, Inc., Class A	8,446	525,764
Reading International, Inc., Class A*	3,326	50,988
Saga Communications, Inc., Class A	711	26,378
Salem Media Group, Inc.	1,029	3,241
Scholastic Corp.	5,525	228,735
Sinclair Broadcast Group, Inc., Class A (a)	13,689	388,083
Townsquare Media, Inc., Class A	1,183	9,014
tronc, Inc.*	3,917	71,916
WideOpenWest, Inc.*	5,058	32,017
World Wrestling Entertainment, Inc., Class A (a)	8,096	322,140

		5,061,367

Metals & Mining 1.3%
AK Steel Holding Corp.* (a)	61,653	282,987
Allegheny Technologies, Inc.* (a)	24,213	643,339
Ampco-Pittsburgh Corp.*	2,103	20,715
Carpenter Technology Corp.	8,800	468,688
Century Aluminum Co.*	9,735	170,070
Cleveland-Cliffs, Inc.* (a)	58,249	432,208
Coeur Mining, Inc.*	36,202	274,049
Commercial Metals Co.	22,004	462,304
Compass Minerals International, Inc. (a)	6,615	445,189
Gold Resource Corp.	10,268	52,059
Haynes International, Inc.	2,425	101,389
Hecla Mining Co.	76,954	294,734
Kaiser Aluminum Corp.	3,233	318,580
Klondex Mines Ltd.*	34,837	85,351
Materion Corp.	3,889	197,367
Olympic Steel, Inc.	1,794	42,069
Ramaco Resources, Inc.*	498	3,401
Ryerson Holding Corp.*	2,996	30,110
Schnitzer Steel Industries, Inc., Class A	5,174	152,374
SunCoke Energy, Inc.*	12,599	144,763
TimkenSteel Corp.*	7,747	130,072
Warrior Met Coal, Inc. (a)	6,474	150,521
Worthington Industries, Inc.	8,309	370,000

		5,272,339

Mortgage Real Estate Investment Trusts (REITs) 0.8%
AG Mortgage Investment Trust, Inc.	5,468	96,674
Anworth Mortgage Asset Corp.	19,040	90,059
Apollo Commercial Real Estate Finance, Inc.	20,970	377,879
Ares Commercial Real Estate Corp.	5,253	64,244
ARMOUR Residential REIT, Inc.	8,118	183,710
Capstead Mortgage Corp.	18,633	163,970

Common Stocks (continued)

	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Cherry Hill Mortgage Investment Corp.	2,323	$40,931
CYS Investments, Inc.	30,227	216,728
Dynex Capital, Inc.	9,818	64,603
Ellington Residential Mortgage REIT	1,798	20,443
Granite Point Mortgage Trust, Inc.	8,384	139,510
Great Ajax Corp.	3,173	42,645
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,884	191,849
Invesco Mortgage Capital, Inc.	21,950	356,249
KKR Real Estate Finance Trust, Inc.	2,458	48,447
Ladder Capital Corp.	15,402	214,088
MTGE Investment Corp.	8,956	162,551
New York Mortgage Trust, Inc.	21,824	132,254
Orchid Island Capital, Inc.	9,726	68,082
Owens Realty Mortgage, Inc.	1,968	30,524
PennyMac Mortgage Investment Trust	10,929	192,241
Redwood Trust, Inc.	14,966	229,579
Resource Capital Corp.	5,874	57,330
Sutherland Asset Management Corp.	3,486	50,198
TPG RE Finance Trust, Inc.	3,128	61,903
Western Asset Mortgage Capital Corp.	7,866	78,267

		3,374,958

Multiline Retail 0.3%
Big Lots, Inc. (a)	8,327	353,481
Dillard’s, Inc., Class A (a)	2,599	193,756
Fred’s, Inc., Class A (a)	6,502	15,572
JC Penney Co., Inc.* (a)	60,624	176,416
Ollie’s Bargain Outlet Holdings, Inc.*	9,159	569,690
Sears Holdings Corp.* (a)	4,057	12,130

		1,321,045

Multi-Utilities 0.5%
Avista Corp.	12,414	643,790
Black Hills Corp.	10,288	583,124
NorthWestern Corp.	9,518	522,919
Unitil Corp.	2,737	132,991

		1,882,824

Oil, Gas & Consumable Fuels 2.5%
Abraxas Petroleum Corp.*	30,284	86,612
Adams Resources & Energy, Inc.	272	12,458
Approach Resources, Inc.* (a)	8,485	23,588
Arch Coal, Inc., Class A	3,757	303,678
Ardmore Shipping Corp.*	5,508	44,064
Bonanza Creek Energy, Inc.*	3,979	120,683
California Resources Corp.* (a)	8,340	212,253
Callon Petroleum Co.*	38,034	529,053
Carrizo Oil & Gas, Inc.*	15,130	303,659
Clean Energy Fuels Corp.*	26,699	42,985
Cloud Peak Energy, Inc.*	14,513	46,296
Contango Oil & Gas Co.*	5,077	18,937
CVR Energy, Inc. (a)	3,096	106,812
Delek US Energy, Inc.	15,422	730,540
Denbury Resources, Inc.* (a)	77,757	255,821
DHT Holdings, Inc.	16,690	60,585
Dorian LPG Ltd.*	4,381	31,499
Earthstone Energy, Inc., Class A*	3,237	33,114
Eclipse Resources Corp.*	17,266	22,964
Energy XXI Gulf Coast, Inc.*	5,810	33,582

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EP Energy Corp., Class A* (a)	5,891	$10,839
Evolution Petroleum Corp.	5,052	46,984
Frontline Ltd. (a)	15,050	65,166
GasLog Ltd.	7,976	134,396
Gastar Exploration, Inc.* (a)	35,542	24,169
Gener8 Maritime, Inc.*	9,229	53,159
Golar LNG Ltd.	18,484	594,261
Green Plains, Inc.	7,702	143,257
Halcon Resources Corp.* (a)	26,842	144,142
Hallador Energy Co.	2,482	16,232
HighPoint Resources Corp.*	18,467	127,607
International Seaways, Inc.*	5,754	115,828
Isramco, Inc.*	139	14,685
Jagged Peak Energy, Inc.* (a)	11,244	161,127
Jones Energy, Inc., Class A* (a)	5,577	3,675
Lilis Energy, Inc.* (a)	8,449	34,894
Matador Resources Co.*	18,539	606,967
Midstates Petroleum Co., Inc.*	2,224	31,114
NACCO Industries, Inc., Class A	801	29,517
Navios Maritime Acquisition Corp. (a)	17,873	13,855
Nordic American Tankers Ltd. (a)	24,980	46,962
Oasis Petroleum, Inc.*	51,121	563,865
Overseas Shipholding Group, Inc., Class A*	7,553	28,173
Pacific Ethanol, Inc.*	8,516	29,806
Panhandle Oil and Gas, Inc., Class A	3,125	60,781
Par Pacific Holdings, Inc.*	6,205	104,678
PDC Energy, Inc.*	12,697	679,797
Peabody Energy Corp.	12,827	472,675
Penn Virginia Corp.*	2,805	130,208
Petrocorp, Inc.* (b)(c)(d)	1,500	0
Renewable Energy Group, Inc.*	7,476	96,440
Resolute Energy Corp.* (a)	4,246	141,774
REX American Resources Corp.*	1,147	85,773
Ring Energy, Inc.*	9,790	163,689
Sanchez Energy Corp.* (a)	13,767	42,265
SandRidge Energy, Inc.*	6,838	99,425
Scorpio Tankers, Inc. (a)	50,537	134,428
SemGroup Corp., Class A	12,963	326,019
Ship Finance International Ltd. (a)	11,673	166,340
SilverBow Resources, Inc.*	1,393	42,695
SRC Energy, Inc.*	46,165	509,662
Stone Energy Corp.*	3,819	135,956
Teekay Corp. (a)	11,634	102,612
Teekay Tankers Ltd., Class A (a)	39,830	45,804
Tellurian, Inc.* (a)	12,334	117,420
Ultra Petroleum Corp.*	38,192	92,425
Uranium Energy Corp.* (a)	26,811	40,485
W&T Offshore, Inc.*	18,366	112,033
WildHorse Resource Development Corp.*	9,538	249,419

		10,212,666

Paper & Forest Products 0.6%
Boise Cascade Co.	7,553	314,205
Clearwater Paper Corp.*	3,164	74,829
KapStone Paper and Packaging Corp.	16,749	576,501
Louisiana-Pacific Corp.	28,064	795,053
Neenah, Inc.	3,248	253,344
PH Glatfelter Co.	8,494	177,440

Common Stocks (continued)

	Shares	Value

Paper & Forest Products (continued)
Schweitzer-Mauduit International, Inc.	5,949	$232,189
Verso Corp., Class A*	6,724	121,435

		2,544,996

Personal Products 0.2%
elf Beauty, Inc.* (a)	4,042	73,443
Inter Parfums, Inc.	3,383	173,210
Medifast, Inc.	2,075	208,289
Natural Health Trends Corp.	1,513	28,081
Nature’s Sunshine Products, Inc.*	1,944	17,982
Revlon, Inc., Class A*	2,312	52,714
USANA Health Sciences, Inc.*	2,219	234,215

		787,934

Pharmaceuticals 2.4%
Aclaris Therapeutics, Inc.*	4,543	80,638
Aerie Pharmaceuticals, Inc.* (a)	6,620	338,944
Akcea Therapeutics, Inc.* (a)	2,932	76,554
Amphastar Pharmaceuticals, Inc.*	7,107	135,673
ANI Pharmaceuticals, Inc.*	1,568	93,061
Aratana Therapeutics, Inc.*	8,104	41,736
Assembly Biosciences, Inc.*	3,148	136,875
Catalent, Inc.*	25,862	1,063,187
Clearside Biomedical, Inc.*	4,053	49,366
Collegium Pharmaceutical, Inc.* (a)	4,895	115,767
Corcept Therapeutics, Inc.*	17,813	297,121
Corium International, Inc.* (a)	3,804	37,583
Depomed, Inc.*	11,271	70,782
Dermira, Inc.*	7,444	67,815
Dova Pharmaceuticals, Inc.* (a)	1,292	37,222
Durect Corp.*	29,446	59,775
Horizon Pharma plc*	31,343	414,981
Impax Laboratories, Inc.*	14,344	269,667
Innoviva, Inc.* (a)	14,664	212,628
Intersect ENT, Inc.*	5,194	207,500
Intra-Cellular Therapies, Inc.*	8,293	144,464
Kala Pharmaceuticals, Inc.*	2,604	39,112
Lannett Co., Inc.* (a)	5,566	86,830
Medicines Co. (The)* (a)	13,483	405,703
Melinta Therapeutics, Inc.*	2,667	18,136
Menlo Therapeutics, Inc.*	1,158	9,276
MyoKardia, Inc.*	3,836	189,498
Nektar Therapeutics*	29,097	2,434,255
Neos Therapeutics, Inc.*	4,838	40,155
Ocular Therapeutix, Inc.*	5,741	36,111
Odonate Therapeutics, Inc.*	1,072	22,598
Omeros Corp.* (a)	8,890	127,571
Optinose, Inc.* (a)	1,052	22,513
Pacira Pharmaceuticals, Inc.*	7,676	254,076
Paratek Pharmaceuticals, Inc.*	5,220	55,854
Phibro Animal Health Corp., Class A	3,867	163,574
Prestige Brands Holdings, Inc.*	10,421	306,794
Reata Pharmaceuticals, Inc., Class A*	2,213	58,512
resTORbio, Inc.*	945	8,505
Revance Therapeutics, Inc.*	5,109	142,797
scPharmaceuticals, Inc.*	1,107	11,037
Sienna Biopharmaceuticals, Inc.* (a)	2,774	53,205
Supernus Pharmaceuticals, Inc.*	9,254	434,013
Teligent, Inc.* (a)	8,044	24,132
Tetraphase Pharmaceuticals, Inc.*	9,644	31,054
TherapeuticsMD, Inc.* (a)	32,376	178,068

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Pharmaceuticals (continued)
Theravance Biopharma, Inc.* (a)	8,163	$196,483
WaVe Life Sciences Ltd.* (a)	2,322	103,213
Zogenix, Inc.*	6,687	262,799
Zynerba Pharmaceuticals, Inc.* (a)	2,214	22,738

		9,689,951

Professional Services 1.4%
Acacia Research Corp.*	9,740	35,551
ASGN, Inc.*	9,679	780,418
Barrett Business Services, Inc.	1,389	121,565
BG Staffing, Inc.	1,386	26,431
CBIZ, Inc.*	10,016	186,298
CRA International, Inc.	1,554	87,754
Exponent, Inc.	5,019	433,642
Forrester Research, Inc.	1,992	79,282
Franklin Covey Co.*	1,898	46,311
FTI Consulting, Inc.*	7,396	431,926
GP Strategies Corp.*	2,457	51,228
Heidrick & Struggles International, Inc.	3,598	135,465
Hill International, Inc.*	6,596	34,959
Huron Consulting Group, Inc.*	4,290	160,660
ICF International, Inc.	3,508	235,387
Insperity, Inc.	6,966	559,021
Kelly Services, Inc., Class A	5,982	175,033
Kforce, Inc.	4,590	121,865
Korn/Ferry International	10,078	538,770
Mistras Group, Inc.*	3,402	66,237
Navigant Consulting, Inc.*	8,971	191,890
Red Violet, Inc.*	697	4,391
Resources Connection, Inc.	5,714	89,424
RPX Corp.	9,043	97,936
TriNet Group, Inc.*	8,088	417,745
TrueBlue, Inc.*	7,984	212,774
WageWorks, Inc.*	7,771	323,662
Willdan Group, Inc.*	1,510	43,186

		5,688,811

Real Estate Management & Development 0.5%
Altisource Portfolio Solutions SA*	2,134	58,429
Consolidated-Tomoka Land Co.	762	46,878
Forestar Group, Inc.*	2,050	44,690
FRP Holdings, Inc.*	1,292	74,290
HFF, Inc., Class A	7,179	252,270
Kennedy-Wilson Holdings, Inc.	23,639	447,959
Marcus & Millichap, Inc.*	3,133	107,023
Maui Land & Pineapple Co., Inc.*	1,484	15,805
Newmark Group, Inc., Class A*	3,399	51,325
Rafael Holdings, Inc., Class B*	1,702	13,956
RE/MAX Holdings, Inc., Class A	3,481	188,496
Redfin Corp.* (a)	11,154	238,696
RMR Group, Inc. (The), Class A	1,378	102,523
St Joe Co. (The)*	8,663	149,437
Stratus Properties, Inc.*	1,171	36,594
Tejon Ranch Co.*	3,607	87,758
Transcontinental Realty Investors, Inc.*	381	16,703
Trinity Place Holdings, Inc.*	2,860	18,733

		1,951,565

Road & Rail 0.8%
ArcBest Corp.	5,066	162,619

Common Stocks (continued)

	Shares	Value

Road & Rail (continued)
Avis Budget Group, Inc.*	13,975	$690,505
Covenant Transportation Group, Inc., Class A*	2,327	64,574
Daseke, Inc.*	5,868	48,587
Heartland Express, Inc.	9,287	165,587
Hertz Global Holdings, Inc.* (a)	10,701	234,352
Knight-Swift Transportation Holdings, Inc. (a)	24,339	949,464
Marten Transport Ltd.	7,641	148,999
Roadrunner Transportation Systems, Inc.*	5,996	12,891
Saia, Inc.*	4,951	327,014
Schneider National, Inc., Class B (a)	8,178	218,189
Universal Logistics Holdings, Inc.	1,665	36,547
Werner Enterprises, Inc.	8,843	303,315
YRC Worldwide, Inc.*	6,465	53,789

		3,416,432

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc.*	7,623	453,950
Alpha & Omega Semiconductor Ltd.*	3,909	59,260
Ambarella, Inc.*	6,340	295,381
Amkor Technology, Inc.*	19,925	164,979
Aquantia Corp.* (a)	1,647	19,451
Axcelis Technologies, Inc.*	5,872	129,184
AXT, Inc.*	7,283	42,606
Brooks Automation, Inc.	13,440	334,387
Cabot Microelectronics Corp.	4,862	493,250
CEVA, Inc.*	4,271	139,235
Cirrus Logic, Inc.*	12,155	443,293
Cohu, Inc.	5,376	115,046
Cree, Inc.*	18,860	703,855
CyberOptics Corp.*	1,303	19,871
Diodes, Inc.*	7,609	217,237
DSP Group, Inc.*	4,293	51,301
Entegris, Inc.	27,536	886,659
FormFactor, Inc.*	14,071	161,465
GSI Technology, Inc.*	2,527	18,523
Ichor Holdings Ltd.* (a)	3,599	79,538
Impinj, Inc.* (a)	3,552	43,654
Inphi Corp.* (a)	8,202	234,413
Integrated Device Technology, Inc.*	25,909	721,048
Kopin Corp.*	12,041	39,856
Lattice Semiconductor Corp.*	23,966	129,896
MACOM Technology Solutions Holdings, Inc.* (a)	7,920	131,630
MaxLinear, Inc.*	12,022	268,451
MKS Instruments, Inc.	10,456	1,070,694
Monolithic Power Systems, Inc.	7,731	905,300
Nanometrics, Inc.*	4,709	116,877
NeoPhotonics Corp.* (a)	6,435	33,076
NVE Corp.	938	79,327
PDF Solutions, Inc.*	5,456	60,834
Photronics, Inc.*	13,081	100,070
Pixelworks, Inc.*	5,573	23,853
Power Integrations, Inc.	5,605	380,019
Rambus, Inc.*	21,187	286,025
Rudolph Technologies, Inc.*	6,113	154,965
Semtech Corp.*	12,668	497,852
Sigma Designs, Inc.*	7,321	46,122

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc.*	8,116	$753,976
SMART Global Holdings, Inc.*	1,778	69,609
SunPower Corp.* (a)	11,663	99,485
Synaptics, Inc.*	6,731	292,933
Ultra Clean Holdings, Inc.*	7,192	125,932
Veeco Instruments, Inc.*	9,216	142,387
Xcerra Corp.*	10,493	126,755
Xperi Corp.	9,561	210,342

		11,973,852

Software 4.0%
8x8, Inc.*	17,252	349,353
A10 Networks, Inc.*	9,780	59,658
ACI Worldwide, Inc.*	22,412	521,079
Agilysys, Inc.*	2,918	34,374
American Software, Inc., Class A	5,371	68,534
Aspen Technology, Inc.*	14,200	1,246,050
Blackbaud, Inc.	9,245	970,355
Blackline, Inc.*	5,476	226,706
Bottomline Technologies de, Inc.*	7,770	307,070
CommVault Systems, Inc.*	7,366	515,252
Digimarc Corp.* (a)	2,014	58,104
Ebix, Inc. (a)	4,697	364,018
Ellie Mae, Inc.*	6,529	632,464
Everbridge, Inc.*	3,354	125,272
Fair Isaac Corp.*	5,785	1,001,846
ForeScout Technologies, Inc.*	1,164	37,236
Glu Mobile, Inc.*	20,637	90,390
HubSpot, Inc.*	6,752	715,037
Imperva, Inc.*	6,644	297,319
MicroStrategy, Inc., Class A*	1,856	236,566
Mitek Systems, Inc.*	6,054	46,919
MobileIron, Inc.*	11,163	51,908
Model N, Inc.*	4,640	79,576
Monotype Imaging Holdings, Inc.	8,121	179,880
Park City Group, Inc.*	2,522	19,924
Paycom Software, Inc.* (a)	9,560	1,091,848
Paylocity Holding Corp.*	5,179	282,929
Pegasystems, Inc.	7,029	429,120
Progress Software Corp.	8,789	324,578
Proofpoint, Inc.*	8,452	996,829
PROS Holdings, Inc.*	5,206	153,681
QAD, Inc., Class A	1,951	87,600
Qualys, Inc.*	6,175	475,166
Rapid7, Inc.*	5,125	144,730
RealNetworks, Inc.*	3,341	11,927
RealPage, Inc.*	11,317	605,460
RingCentral, Inc., Class A*	12,585	843,824
Rosetta Stone, Inc.*	3,316	46,126
Rubicon Project, Inc. (The)*	6,792	14,807
SailPoint Technologies Holding, Inc.*	3,649	87,904
SecureWorks Corp., Class A*	1,263	13,792
Synchronoss Technologies, Inc.*	8,540	95,648
Telenav, Inc.*	5,643	29,061
TiVo Corp.	23,418	331,365
Upland Software, Inc.*	1,585	43,064
Varonis Systems, Inc.*	3,818	249,506
VASCO Data Security International, Inc.*	5,929	91,900
Verint Systems, Inc.*	11,984	504,526

Common Stocks (continued)

	Shares	Value

Software (continued)
VirnetX Holding Corp.* (a)	9,922	$21,828
Workiva, Inc.*	4,983	112,118
Zendesk, Inc.*	19,297	940,729
Zix Corp.*	10,560	53,328

		16,318,284

Specialty Retail 2.2%
Aaron’s, Inc.	12,216	510,262
Abercrombie & Fitch Co., Class A	13,352	342,078
American Eagle Outfitters, Inc.	31,273	646,726
America’s Car-Mart, Inc.*	1,391	74,140
Asbury Automotive Group, Inc.*	3,624	242,989
Ascena Retail Group, Inc.*	33,723	74,865
At Home Group, Inc.*	1,966	69,184
Barnes & Noble Education, Inc.*	7,485	53,817
Barnes & Noble, Inc.	11,638	64,591
Big 5 Sporting Goods Corp. (a)	3,893	32,701
Boot Barn Holdings, Inc.*	3,688	72,174
Buckle, Inc. (The) (a)	5,626	129,679
Build-A-Bear Workshop, Inc.*	2,672	24,315
Caleres, Inc.	8,228	269,302
Camping World Holdings, Inc., Class A	6,206	177,678
Carvana Co.* (a)	4,794	125,651
Cato Corp. (The), Class A	4,540	73,593
Chico’s FAS, Inc.	23,750	235,837
Children’s Place, Inc. (The)	3,308	421,935
Citi Trends, Inc.	2,606	79,822
Conn’s, Inc.* (a)	3,633	92,641
Container Store Group, Inc. (The)* (a)	2,682	16,709
DSW, Inc., Class A	12,845	286,444
Express, Inc.*	15,088	118,290
Finish Line, Inc. (The), Class A (a)	7,772	105,466
Five Below, Inc.*	10,439	737,098
Francesca’s Holdings Corp.*	7,235	35,813
Genesco, Inc.*	3,804	162,621
GNC Holdings, Inc., Class A* (a)	13,245	47,020
Group 1 Automotive, Inc.	3,880	253,558
Guess?, Inc.	11,713	272,796
Haverty Furniture Cos., Inc.	3,681	66,810
Hibbett Sports, Inc.*	3,538	96,234
Hudson Ltd., Class A*	7,297	108,215
J. Jill, Inc.*	3,103	15,856
Kirkland’s, Inc.*	2,752	29,144
Lithia Motors, Inc., Class A	4,475	428,974
Lumber Liquidators Holdings, Inc.* (a)	5,496	132,289
MarineMax, Inc.*	3,970	85,752
Monro, Inc. (a)	6,200	346,890
National Vision Holdings, Inc.*	5,894	196,152
Office Depot, Inc.	100,173	229,396
Party City Holdco, Inc.*	6,200	97,650
Pier 1 Imports, Inc.	15,653	34,906
Rent-A-Center, Inc. (a)	8,369	84,611
Restoration Hardware Holdings, Inc.* (a)	3,927	374,832
Shoe Carnival, Inc.	2,249	54,808
Sleep Number Corp.*	7,676	217,538
Sonic Automotive, Inc., Class A	4,934	97,693
Sportsman’s Warehouse Holdings, Inc.*	7,099	35,424
Tailored Brands, Inc.	9,598	302,817
Tile Shop Holdings, Inc.	7,781	53,300

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Specialty Retail (continued)
Tilly’s, Inc., Class A	2,571	$28,821
Vitamin Shoppe, Inc.*	4,185	20,716
Winmark Corp.	406	52,902
Zumiez, Inc.*	3,606	84,380

		9,125,905

Technology Hardware, Storage & Peripherals 0.4%
3D Systems Corp.* (a)	21,352	214,374
Avid Technology, Inc.*	6,552	29,353
CPI Card Group, Inc. (a)	1,214	3,120
Cray, Inc.*	7,835	186,865
Diebold Nixdorf, Inc.	14,759	226,551
Eastman Kodak Co.* (a)	3,192	15,800
Electronics For Imaging, Inc.*	8,636	239,217
Immersion Corp.*	5,687	62,614
Intevac, Inc.*	3,681	24,111
Pure Storage, Inc., Class A*	18,962	383,601
Quantum Corp.*	5,046	19,780
Stratasys Ltd.* (a)	9,756	187,023
Super Micro Computer, Inc.*	7,615	134,785
USA Technologies, Inc.*	9,483	82,976

		1,810,170

Textiles, Apparel & Luxury Goods 0.8%
Columbia Sportswear Co.	5,598	464,690
Crocs, Inc.*	13,601	214,896
Culp, Inc.	2,164	63,946
Deckers Outdoor Corp.*	6,087	567,674
Delta Apparel, Inc.*	1,357	24,548
Fossil Group, Inc.*	8,646	129,258
G-III Apparel Group Ltd.*	8,462	308,778
Iconix Brand Group, Inc.*	6,413	5,199
Movado Group, Inc.	2,973	117,285
Oxford Industries, Inc.	3,219	247,992
Perry Ellis International, Inc.*	2,505	65,005
Sequential Brands Group, Inc.* (a)	6,542	12,626
Steven Madden Ltd.	11,320	546,190
Superior Uniform Group, Inc.	1,664	44,628
Unifi, Inc.*	3,023	89,511
Vera Bradley, Inc.*	3,937	44,803
Wolverine World Wide, Inc.	17,840	534,486

		3,481,515

Thrifts & Mortgage Finance 2.0%
BankFinancial Corp.	2,849	48,234
Beneficial Bancorp, Inc.	11,715	185,683
BofI Holding, Inc.* (a)	11,353	457,299
Capitol Federal Financial, Inc.	25,080	312,748
Charter Financial Corp.	2,430	56,522
Dime Community Bancshares, Inc.	6,182	122,094
Entegra Financial Corp.*	1,344	39,043
ESSA Bancorp, Inc.	1,763	25,775
Essent Group Ltd.*	15,710	517,802
Federal Agricultural Mortgage Corp., Class C	1,724	147,419
First Defiance Financial Corp.	1,945	116,039
Flagstar Bancorp, Inc.*	4,153	143,486
Greene County Bancorp, Inc.	445	15,419
Hingham Institution for Savings	254	51,816
Home Bancorp, Inc.	1,149	49,809

Common Stocks (continued)

	Shares	Value

Thrifts & Mortgage Finance (continued)
HomeStreet, Inc.*	5,271	$134,410
Impac Mortgage Holdings, Inc.* (a)	1,457	12,472
Kearny Financial Corp.	17,503	245,917
LendingTree, Inc.* (a)	1,221	291,086
Luther Burbank Corp.	2,008	25,020
Malvern Bancorp, Inc.*	1,272	32,372
Merchants Bancorp	1,185	25,335
Meridian Bancorp, Inc.	9,334	176,413
Meta Financial Group, Inc.	1,823	202,626
MGIC Investment Corp.*	71,771	719,145
Nationstar Mortgage Holdings, Inc.*	5,685	102,444
NMI Holdings, Inc., Class A*	11,144	154,344
Northfield Bancorp, Inc.	8,486	134,418
Northwest Bancshares, Inc.	18,464	306,502
OceanFirst Financial Corp.	7,787	210,093
Ocwen Financial Corp.* (a)	20,652	83,847
Oritani Financial Corp.	7,701	117,825
PCSB Financial Corp.*	3,529	71,533
PennyMac Financial Services, Inc., Class A*	4,107	84,604
PHH Corp.*	6,239	66,196
Provident Bancorp, Inc.*	883	20,751
Provident Financial Holdings, Inc.	893	16,387
Provident Financial Services, Inc.	12,058	314,955
Prudential Bancorp, Inc.	1,586	28,976
Radian Group, Inc.	41,943	599,785
Riverview Bancorp, Inc.	4,192	39,363
SI Financial Group, Inc.	1,949	27,871
Southern Missouri Bancorp, Inc.	1,347	47,010
Sterling Bancorp, Inc.	2,248	28,640
Territorial Bancorp, Inc.	1,511	45,995
Timberland Bancorp, Inc.	1,239	40,453
TrustCo Bank Corp.	18,149	155,174
United Community Financial Corp.	9,704	98,302
United Financial Bancorp, Inc.	9,906	163,746
Walker & Dunlop, Inc.	5,424	309,765
Washington Federal, Inc.	16,559	525,748
Waterstone Financial, Inc.	4,991	85,596
Western New England Bancorp, Inc.	5,497	59,368
WSFS Financial Corp.	5,896	295,390

		8,389,065

Tobacco 0.1%
Turning Point Brands, Inc.	799	16,955
Universal Corp.	4,835	227,486
Vector Group Ltd. (a)	18,636	363,402

		607,843

Trading Companies & Distributors 1.3%
Aircastle Ltd.	9,293	182,143
Applied Industrial Technologies, Inc.	7,333	468,945
Beacon Roofing Supply, Inc.*	13,200	646,140
BMC Stock Holdings, Inc.*	12,790	220,627
CAI International, Inc.*	3,024	67,980
DXP Enterprises, Inc.*	3,083	111,913
EnviroStar, Inc.	636	23,214
Foundation Building Materials, Inc.*	2,897	40,703
GATX Corp. (a)	7,265	473,969
GMS, Inc.*	6,029	187,864
H&E Equipment Services, Inc.	6,162	199,341

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Trading Companies & Distributors (continued)
Herc Holdings, Inc.*	4,733	$249,192
Huttig Building Products, Inc.*	4,604	28,591
Kaman Corp.	5,396	327,213
Lawson Products, Inc.*	1,174	27,178
MRC Global, Inc.*	17,456	326,951
Nexeo Solutions, Inc.* (a)	5,144	52,417
NOW, Inc.* (a)	20,896	253,468
Rush Enterprises, Inc., Class A*	5,886	240,325
Rush Enterprises, Inc., Class B*	1,083	42,140
SiteOne Landscape Supply, Inc.*	6,525	446,963
Textainer Group Holdings Ltd.*	5,301	91,177
Titan Machinery, Inc.*	3,631	70,151
Triton International Ltd.	9,194	285,106
Veritiv Corp.*	2,244	85,384
Willis Lease Finance Corp.*	664	21,700

		5,170,795

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	10,889	109,979

Water Utilities 0.4%
American States Water Co.	7,098	395,500
AquaVenture Holdings Ltd.*	2,266	33,220
Artesian Resources Corp., Class A	1,551	59,403
Cadiz, Inc.* (a)	4,191	56,369
California Water Service Group	9,389	363,824
Connecticut Water Service, Inc.	2,328	158,304
Consolidated Water Co. Ltd.	2,913	41,219
Global Water Resources, Inc.	2,654	24,470
Middlesex Water Co.	3,118	129,896
Pure Cycle Corp.*	3,155	28,237
SJW Group	3,201	193,500
York Water Co. (The)	2,523	81,241

		1,565,183

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	7,433	174,378
Shenandoah Telecommunications Co.	9,095	343,336
Spok Holdings, Inc.	3,906	58,200

		575,914

Total Common Stocks (cost $321,439,251)		407,604,827

Rights 0.1%

	Number of Rights

Biotechnology 0.1%
Dyax Corp., CVR* (b)(c)(d)	57,445	86,168

Electronic Equipment, Instruments & Components 0.0%†
Gerber Scientific, Inc., CVR* (b)(c)(d)	11,566	0

Total Rights (cost $—)		86,168

Short-Term Investment 0.6%

	Shares	Value

Money Market Fund 0.6%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62%, (e)(f)	2,646,640	$2,646,640

Total Short-Term Investment (cost $2,646,640)		2,646,640

Repurchase Agreement 8.9%

	Principal Amount

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $36,768,063, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $37,501,664. (f)(g)	$36,766,337	36,766,337

Total Repurchase Agreement (cost $36,766,337)		36,766,337

Total Investments (cost $360,852,228) — 108.6%		447,103,972

Liabilities in excess of other assets — (8.6)%		(35,278,763)

NET ASSETS — 100.0%		$411,825,209

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $38,907,073, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $2,646,640 and $36,766,337, respectively, and by $754,750 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.38%, and maturity dates ranging from 7/19/2018 - 5/15/2046; a total value of $40,167,727.

(b)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).

(c)	Fair valued security.

(d)	Value determined using significant unobservable inputs.

(e)	Represents 7-day effective yield as of April 30, 2018.

(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $39,412,977.

(g)	Please refer to Note 2(g) for additional information on the joint repurchase agreement.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights

USD	United States Dollar

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Futures contracts outstanding as of April 30, 2018 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	48	6/2018	USD	3,705,120	(5,424)

					(5,424)

At April 30, 2018 the fund had $194,600 segregated as collateral with the broker for open futures contracts.

Currency:

USD	Unites States Dollar

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund
Assets:
Investment securities, at value* (cost $324,085,891)	$410,337,635
Repurchase agreement, at value (cost $36,766,337)	36,766,337
Cash	3,600,396
Deposits with broker for futures contracts	194,600
Interest and dividends receivable	117,609
Security lending income receivable	54,475
Receivable for capital shares issued	1,100,172
Reimbursement from investment adviser (Note 3)	4,897
Prepaid expenses	43,625

Total Assets	452,219,746

Liabilities:
Payable for investments purchased	53,096
Payable for capital shares redeemed	593,826
Payable for variation margin on futures contracts	52,692
Payable upon return of securities loaned (Note 2)	39,412,977
Accrued expenses and other payables:
Investment advisory fees	57,814
Fund administration fees	20,872
Distribution fees	49,918
Administrative servicing fees	23,922
Accounting and transfer agent fees	4,283
Trustee fees	426
Custodian fees	3,262
Compliance program costs (Note 3)	459
Professional fees	28,077
Printing fees	10,431
Other	82,482

Total Liabilities	40,394,537

Net Assets	$411,825,209

Represented by:
Capital	$262,779,214
Accumulated undistributed net investment income	1,132,047
Accumulated net realized gains from investment securities and futures contracts	61,667,628
Net unrealized appreciation/(depreciation) in investment securities	86,251,744
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(5,424)

Net Assets	$411,825,209

Net Assets:
Class A Shares	$186,068,550
Class C Shares	9,292,113
Class R Shares	9,096,229
Class R6 Shares	204,799,542
Institutional Service Class Shares	2,568,775

Total	$411,825,209

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	13,449,175
Class C Shares	708,624
Class R Shares	665,015
Class R6 Shares	14,504,560
Institutional Service Class Shares	182,114

Total	29,509,488

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$13.83
Class C Shares (b)	$13.11
Class R Shares	$13.68
Class R6 Shares	$14.12
Institutional Service Class Shares	$14.11
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.67

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $38,907,073 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Small Cap Index Fund
INVESTMENT INCOME:
Dividend income	$4,094,941
Income from securities lending (Note 2)	489,193
Interest income	44,317
Foreign tax withholding	(887)

Total Income	4,627,564

EXPENSES:
Investment advisory fees	512,247
Fund administration fees	99,558
Distribution fees Class A	223,352
Distribution fees Class C	49,544
Distribution fees Class R	20,803
Administrative servicing fees Class A	142,947
Administrative servicing fees Class C	4,954
Administrative servicing fees Class R	7,340
Administrative servicing fees Institutional Service Class	1,371
Registration and filing fees	36,196
Professional fees	35,714
Printing fees	11,424
Trustee fees	8,158
Custodian fees	10,490
Accounting and transfer agent fees	16,200
Compliance program costs (Note 3)	1,144
Index licensing fee	72,307
Other	9,043

Total expenses before fees waived and expenses reimbursed	1,262,792

Investment advisory fees waived (Note 3)	(53,916)
Expenses reimbursed by adviser (Note 3)	(4,977)

Net Expenses	1,203,899

NET INVESTMENT INCOME	3,423,665

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	72,993,391
Expiration or closing of futures contracts (Note 2)	342,060

Net realized gains	73,335,451

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	(62,014,328)
Futures contracts (Note 2)	6,013

Net change in unrealized appreciation/depreciation	(62,008,315)

Net realized/unrealized gains	11,327,136

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,750,801

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Small Cap Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$3,423,665	$6,343,049
Net realized gains	73,335,451	92,685,421
Net change in unrealized appreciation/depreciation	(62,008,315)	55,635,761

Change in net assets resulting from operations	14,750,801	154,664,231

Distributions to Shareholders From:
Net investment income:
Class A	(1,132,540)	(1,270,675)
Class C	(38,639)	(29,820)
Class R	(39,052)	(21,984)
Class R6 (a)	(2,875,211)	(5,750,334)
Institutional Service Class	(5,394)	(342	)(b)
Net realized gains:
Class A	(27,391,384)	(8,656,060)
Class C	(1,530,195)	(333,006)
Class R	(1,188,341)	(140,961)
Class R6 (a)	(58,929,352)	(29,299,402)
Institutional Service Class	(45,700)	(573	)(b)

Change in net assets from shareholder distributions	(93,175,808)	(45,503,157)

Change in net assets from capital transactions	(94,164,135)	(156,672,573)

Change in net assets	(172,589,142)	(47,511,499)

Net Assets:
Beginning of period	584,414,351	631,925,850

End of period	$411,825,209	$584,414,351

Accumulated undistributed net investment income at end of period	$1,132,047	$1,799,218

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$48,404,222	$46,829,878
Dividends reinvested	27,648,831	9,643,253
Cost of shares redeemed	(23,572,319)	(50,452,536)

Total Class A Shares	52,480,734	6,020,595

Class C Shares
Proceeds from shares issued	1,038,867	4,647,292
Dividends reinvested	1,547,034	337,688
Cost of shares redeemed	(1,656,323)	(1,227,335)

Total Class C Shares	929,578	3,757,645

Class R Shares
Proceeds from shares issued	4,077,563	8,077,321
Dividends reinvested	940,796	138,371
Cost of shares redeemed	(2,398,441)	(3,109,029)

Total Class R Shares	2,619,918	5,106,663

Statements of Changes in Net Assets (Continued)

	Nationwide Small Cap Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$8,832,120	$65,382,358
Dividends reinvested	61,804,563	35,049,736
Cost of shares redeemed	(223,129,964)	(272,295,585)

Total Class R6 Shares	(152,493,281)	(171,863,491)

Institutional Service Class Shares
Proceeds from shares issued	2,360,931	319,933	(b)
Dividends reinvested	51,094	915	(b)
Cost of shares redeemed	(113,109)	(14,833	)(b)

Total Institutional Service Class Shares	2,298,916	306,015	(b)

Change in net assets from capital transactions	$(94,164,135)	$(156,672,573)

SHARE TRANSACTIONS:
Class A Shares
Issued	3,157,784	3,206,675
Reinvested	1,993,173	675,121
Redeemed	(1,644,420)	(3,436,389)

Total Class A Shares	3,506,537	445,407

Class C Shares
Issued	75,054	333,465
Reinvested	117,467	24,631
Redeemed	(125,696)	(87,526)

Total Class C Shares	66,825	270,570

Class R Shares
Issued	284,925	553,596
Reinvested	68,571	9,767
Redeemed	(165,325)	(212,511)

Total Class R Shares	188,171	350,852

Class R6 Shares (a)
Issued	597,704	4,408,904
Reinvested	4,367,083	2,411,477
Redeemed	(15,977,622)	(18,253,110)

Total Class R6 Shares	(11,012,835)	(11,432,729)

Institutional Service Class Shares
Issued	166,908	20,472	(b)
Reinvested	3,606	62	(b)
Redeemed	(7,962)	(972	)(b)

Total Institutional Service Class Shares	162,552	19,562	(b)

Total change in shares	(7,088,750)	(10,346,338)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(b)	For the period from December 7, 2016 (commencement of operations) through October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Small Cap Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$15.79	0.07	0.41	0.48	(0.10)	(2.34)	(2.44)	$13.83	2.97%		$186,068,550	0.69%	1.01%	0.71%	6.90%
Year Ended October 31, 2017	$13.30	0.11	3.39	3.50	(0.13)	(0.88)	(1.01)	$15.79	27.12%		$157,040,938	0.66%	0.75%	0.69%	14.65%
Year Ended October 31, 2016	$14.42	0.14	0.31	0.45	(0.12)	(1.45)	(1.57)	$13.30	3.72%		$126,320,711	0.67%	1.06%	0.68%	15.86%
Year Ended October 31, 2015	$15.67	0.13	(0.17)	(0.04)	(0.15)	(1.06)	(1.21)	$14.42	(0.09%	)	$129,815,756	0.67%	0.88%	0.67%	14.31%
Year Ended October 31, 2014	$15.54	0.12	1.02	1.14	(0.11)	(0.90)	(1.01)	$15.67	7.60%		$144,918,229	0.67%	0.75%	0.67%	18.71%
Year Ended October 31, 2013	$12.05	0.18	3.94	4.12	(0.18)	(0.45)	(0.63)	$15.54	35.77%		$140,499,070	0.67%	1.31%	0.67%	21.34%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$15.10	0.02	0.39	0.41	(0.06)	(2.34)	(2.40)	$13.11	2.63%		$9,292,113	1.38%	0.34%	1.40%	6.90%
Year Ended October 31, 2017	$12.80	0.01	3.25	3.26	(0.08)	(0.88)	(0.96)	$15.10	26.23%		$9,693,505	1.36%	0.04%	1.39%	14.65%
Year Ended October 31, 2016	$13.96	0.04	0.30	0.34	(0.05)	(1.45)	(1.50)	$12.80	3.01%		$4,750,997	1.37%	0.35%	1.38%	15.86%
Year Ended October 31, 2015	$15.22	0.03	(0.17)	(0.14)	(0.06)	(1.06)	(1.12)	$13.96	(0.76%	)	$4,086,067	1.36%	0.18%	1.36%	14.31%
Year Ended October 31, 2014	$15.14	0.01	1.00	1.01	(0.03)	(0.90)	(0.93)	$15.22	6.90%		$3,111,509	1.34%	0.08%	1.34%	18.71%
Year Ended October 31, 2013	$11.79	0.09	3.86	3.95	(0.15)	(0.45)	(0.60)	$15.14	34.95%		$2,763,671	1.27%	0.66%	1.27%	21.34%

Class R Shares (g)
Six Months Ended April 30, 2018 (Unaudited)	$15.64	0.05	0.41	0.46	(0.08)	(2.34)	(2.42)	$13.68	2.87%		$9,096,229	0.96%	0.75%	0.98%	6.90%
Year Ended October 31, 2017	$13.19	0.08	3.37	3.45	(0.12)	(0.88)	(1.00)	$15.64	26.93%		$7,458,631	0.86%	0.52%	0.89%	14.65%
Year Ended October 31, 2016	$14.32	0.12	0.30	0.42	(0.10)	(1.45)	(1.55)	$13.19	3.54%		$1,661,800	0.82%	0.91%	0.83%	15.86%
Year Ended October 31, 2015	$15.58	0.12	(0.18)	(0.06)	(0.14)	(1.06)	(1.20)	$14.32	(0.18%	)	$1,156,739	0.77%	0.77%	0.77%	14.31%
Year Ended October 31, 2014	$15.46	0.08	1.04	1.12	(0.10)	(0.90)	(1.00)	$15.58	7.47%		$1,029,664	0.76%	0.51%	0.76%	18.71%
Year Ended October 31, 2013	$12.00	0.13	3.97	4.10	(0.19)	(0.45)	(0.64)	$15.46	35.71%		$16,977	0.77%	0.93%	0.77%	21.34%

Class R6 Shares (h)
Six Months Ended April 30, 2018 (Unaudited)	$16.06	0.11	0.41	0.52	(0.12)	(2.34)	(2.46)	$14.12	3.24%		$204,799,542	0.28%	1.45%	0.30%	6.90%
Year Ended October 31, 2017	$13.51	0.18	3.44	3.62	(0.19)	(0.88)	(1.07)	$16.06	27.63%		$409,907,127	0.26%	1.18%	0.29%	14.65%
Year Ended October 31, 2016	$14.62	0.19	0.32	0.51	(0.17)	(1.45)	(1.62)	$13.51	4.15%		$499,192,342	0.27%	1.46%	0.28%	15.86%
Year Ended October 31, 2015	$15.87	0.20	(0.18)	0.02	(0.21)	(1.06)	(1.27)	$14.62	0.32%		$586,284,737	0.27%	1.29%	0.27%	14.31%
Year Ended October 31, 2014	$15.75	0.18	1.04	1.22	(0.20)	(0.90)	(1.10)	$15.87	8.04%		$673,112,196	0.27%	1.15%	0.27%	18.71%
Year Ended October 31, 2013	$12.18	0.23	4.00	4.23	(0.21)	(0.45)	(0.66)	$15.75	36.30%		$625,988,463	0.28%	1.70%	0.28%	21.34%

Institutional Service Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$16.06	0.08	0.43	0.51	(0.12)	(2.34)	(2.46)	$14.11	3.13%		$2,568,775	0.43%	1.17%	0.45%	6.90%
Period Ended October 31, 2017 (i)	$15.36	0.14	1.61	1.75	(0.17)	(0.88)	(1.05)	$16.06	12.15%		$314,150	0.45%	1.00%	0.49%	14.65%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Asset Allocation†

Common Stocks	98.6%
Repurchase Agreement	6.5%
Exchange Traded Fund	0.9%
Short-Term Investment	0.5%
Liabilities in excess of other assets†††	(6.5)%
100.0%

Top Industries††

Software	18.1%
Semiconductors & Semiconductor Equipment	14.3%
Aerospace & Defense	10.4%
IT Services	8.3%
Internet Software & Services	6.7%
Communications Equipment	5.7%
Biotechnology	5.6%
Life Sciences Tools & Services	5.3%
Technology Hardware, Storage & Peripherals	4.3%
Chemicals	1.9%
Other Industries*	19.4%
100.0%

Top Holdings††

Boeing Co. (The)	3.4%
Lockheed Martin Corp.	3.3%
Biogen, Inc.	2.8%
Illumina, Inc.	2.5%
NVIDIA Corp.	2.3%
Adobe Systems, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Raytheon Co.	2.1%
ASML Holding NV (Registered), NYRS	1.9%
Lam Research Corp.	1.9%
Other Holdings*	75.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2018.

††	Percentages indicated are based upon total investments as of April 30, 2018.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

Shareholder Expense Example	Nationwide Ziegler NYSE Arca Tech 100 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2017) and continued to hold your shares at the end of the reporting period (April 30, 2018).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2017 through April 30, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2017 through April 30, 2018. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Ziegler NYSE Arca Tech 100 Index Fund April 30, 2018			Beginning Account Value ($) 11/1/17	Ending Account Value ($) 4/30/18	Expenses Paid During Period ($) 11/1/17 - 4/30/18	Expense Ratio During Period (%) 11/1/17 - 4/30/18
Class A Shares	Actual	(a)	1,000.00	1,061.10	3.83	0.75
	Hypothetical	(a)(b)	1,000.00	1,021.08	3.76	0.75
Class C Shares	Actual	(a)	1,000.00	1,057.40	7.50	1.47
	Hypothetical	(a)(b)	1,000.00	1,017.50	7.35	1.47
Class R6 Shares	Actual	(a)	1,000.00	1,062.90	2.05	0.40
	Hypothetical	(a)(b)	1,000.00	1,022.81	2.01	0.40
Institutional Service Class Shares	Actual	(a)	1,000.00	1,062.30	2.66	0.52
	Hypothetical	(a)(b)	1,000.00	1,022.22	2.61	0.52

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2017 through April 30, 2018 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2018 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 98.6%

	Shares	Value

Aerospace & Defense 11.1%
Boeing Co. (The)	54,800	$18,279,088
Harris Corp.	54,800	8,571,816
Lockheed Martin Corp.	54,800	17,582,032
Raytheon Co.	54,800	11,230,712

		55,663,648

Biotechnology 6.0%
Amgen, Inc.	54,800	9,561,504
Biogen, Inc.*	54,800	14,993,280
Gilead Sciences, Inc.	54,800	3,958,204
Myriad Genetics, Inc.*	54,800	1,550,292

		30,063,280

Chemicals 2.1%
DowDuPont, Inc.	54,800	3,465,552
Monsanto Co.	54,800	6,870,276

		10,335,828

Communications Equipment 6.1%
ARRIS International plc*	54,800	1,479,600
Ciena Corp.*	54,800	1,411,100
Cisco Systems, Inc.	54,800	2,427,092
F5 Networks, Inc.*	54,800	8,937,332
InterDigital, Inc.	54,800	4,079,860
Juniper Networks, Inc.	54,800	1,347,532
Motorola Solutions, Inc.	54,800	6,018,684
Nokia OYJ, ADR-FI (a)	54,800	329,348
Ubiquiti Networks, Inc.* (a)	54,800	3,905,048
Viavi Solutions, Inc.*	54,800	517,860

		30,453,456

Diversified Telecommunication Services 0.4%
AT&T, Inc. (a)	54,800	1,791,960

Electronic Equipment, Instruments & Components 1.9%
Amphenol Corp., Class A	54,800	4,587,308
Corning, Inc.	54,800	1,480,696
FLIR Systems, Inc.	54,800	2,934,540
LG Display Co. Ltd., ADR-KR (a)	54,800	591,840

		9,594,384

Energy Equipment & Services 1.7%
Halliburton Co.	54,800	2,903,852
National Oilwell Varco, Inc.	54,800	2,119,116
Schlumberger Ltd.	54,800	3,757,088

		8,780,056

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	54,800	3,808,600
Boston Scientific Corp.*	54,800	1,573,856
Medtronic plc	54,800	4,391,124

		9,773,580

Health Care Technology 1.5%
Medidata Solutions, Inc.*	54,800	3,910,528
Veeva Systems, Inc., Class A*	54,800	3,843,124

		7,753,652

Common Stocks (continued)

	Shares	Value

Household Durables 1.3%
Garmin Ltd.	54,800	$3,215,116
GoPro, Inc., Class A* (a)	54,800	277,288
iRobot Corp.* (a)	54,800	3,198,128

		6,690,532

Industrial Conglomerates 1.6%
Honeywell International, Inc.	54,800	7,928,464

Internet Software & Services 7.2%
Akamai Technologies, Inc.*	54,800	3,926,420
Alibaba Group Holding Ltd., ADR-CN* (a)	54,800	9,783,992
eBay, Inc.*	54,800	2,075,824
Facebook, Inc., Class A*	54,800	9,425,600
j2 Global, Inc.	54,800	4,350,024
VeriSign, Inc.* (a)	54,800	6,434,616

		35,996,476

IT Services 8.8%
Acxiom Corp.*	54,800	1,423,704
Amdocs Ltd.	54,800	3,685,300
Automatic Data Processing, Inc.	54,800	6,470,784
DXC Technology Co.	54,800	5,647,688
International Business Machines Corp.	54,800	7,943,808
Mastercard, Inc., Class A	54,800	9,769,196
Teradata Corp.*	54,800	2,242,416
Visa, Inc., Class A	54,800	6,953,024

		44,135,920

Life Sciences Tools & Services 5.6%
Agilent Technologies, Inc.	54,800	3,602,552
Illumina, Inc.*	54,800	13,202,964
Thermo Fisher Scientific, Inc.	54,800	11,527,180

		28,332,696

Pharmaceuticals 2.0%
AstraZeneca plc, ADR-UK (a)	54,800	1,947,044
Bristol-Myers Squibb Co.	54,800	2,856,724
Novartis AG, ADR-CH	54,800	4,202,612
Valeant Pharmaceuticals International, Inc.*	54,800	990,236

		9,996,616

Semiconductors & Semiconductor Equipment 15.2%
Analog Devices, Inc.	54,800	4,786,780
Applied Materials, Inc.	54,800	2,721,916
ASML Holding NV (Registered), NYRS-NL (a)	54,800	10,327,060
Cypress Semiconductor Corp.	54,800	798,984
First Solar, Inc.*	54,800	3,885,868
Intel Corp.	54,800	2,828,776
KLA-Tencor Corp.	54,800	5,575,352
Lam Research Corp.	54,800	10,141,288
Microchip Technology, Inc. (a)	54,800	4,584,568
Micron Technology, Inc.*	54,800	2,519,704
NVIDIA Corp.	54,800	12,324,520
ON Semiconductor Corp.*	54,800	1,209,984
QUALCOMM, Inc.	54,800	2,795,348
Teradyne, Inc.	54,800	1,783,740
Texas Instruments, Inc.	54,800	5,558,364

Statement of Investments (Continued)

April 30, 2018 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	54,800	$3,520,352
Xperi Corp.	54,800	1,205,600

		76,568,204

Software 19.3%
Activision Blizzard, Inc.	54,800	3,635,980
Adobe Systems, Inc.*	54,800	12,143,680
Autodesk, Inc.*	54,800	6,899,320
CA, Inc.	54,800	1,907,040
Check Point Software Technologies Ltd.*	54,800	5,288,748
Citrix Systems, Inc.*	54,800	5,639,468
Intuit, Inc.	54,800	10,126,492
Microsoft Corp.	54,800	5,124,896
Open Text Corp.	54,800	1,936,084
Oracle Corp.	54,800	2,502,716
Progress Software Corp.	54,800	2,023,764
PTC, Inc.*	54,800	4,512,780
Red Hat, Inc.*	54,800	8,935,688
salesforce.com, Inc.*	54,800	6,630,252
SAP SE, ADR-DE	54,800	6,073,484
Symantec Corp.	54,800	1,522,892
Synopsys, Inc.*	54,800	4,685,948
VMware, Inc., Class A* (a)	54,800	7,302,648

		96,891,880

Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	54,800	9,056,248
HP, Inc.	54,800	1,177,652
NetApp, Inc.	54,800	3,648,584
Seagate Technology plc	54,800	3,172,372
Western Digital Corp.	54,800	4,317,692
Xerox Corp.	54,800	1,723,460

		23,096,008

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	54,800	1,497,684

Total Common Stocks (cost $218,626,063)		495,344,324

Exchange Traded Fund 0.9%
Equity Fund 0.9%
PowerShares QQQ Trust Series 1	28,197	4,538,025

Total Exchange Traded Fund (cost $4,269,659)		4,538,025

Short-Term Investment 0.5%
Money Market Fund 0.5%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.62% (b)(c)	2,360,189	2,360,189

Total Short-Term Investment (cost $2,360,189)		2,360,189

Repurchase Agreement 6.5%

	Principal Amount	Value

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $32,788,581, collateralized by U.S. Treasury Notes, ranging from 2.50% – 2.63%, maturing 11/15/2020 – 5/15/2024; total market value $33,442,783. (c)(d)	$32,787,042	$32,787,042

Total Repurchase Agreement (cost $32,787,042)		32,787,042

Total Investments (cost $258,042,953) — 106.5%		535,029,580

Liabilities in excess of other assets — (6.5)%		(32,511,143)

NET ASSETS — 100.0%		$502,518,437

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $45,553,071, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $2,360,189 and $32,787,042, respectively, and by $11,610,274 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.38%, and maturity dates ranging from 7/19/2018 - 5/15/2046; a total value of $46,757,505.

(b)	Represents 7-day effective yield as of April 30, 2018.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2018 was $35,147,231.

(d)	Please refer to Note 2(g) for additional information on the joint repurchase agreement.

ADR	American Depositary Receipt

CH	Switzerland

CN	China

DE	Germany

FI	Finland

KR	South Korea

NL	Netherlands

NYRS	New York Registry Shares

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Assets:
Investment securities, at value* (cost $225,255,911)	$502,242,538
Repurchase agreement, at value (cost $32,787,042)	32,787,042
Cash	2,820,242
Interest and dividends receivable	239,588
Security lending income receivable	62,483
Receivable for capital shares issued	654,493
Prepaid expenses	37,427

Total Assets	538,843,813

Liabilities:
Payable for capital shares redeemed	747,340
Payable upon return of securities loaned (Note 2)	35,147,231
Accrued expenses and other payables:
Investment advisory fees	121,120
Fund administration fees	22,582
Distribution fees	106,422
Administrative servicing fees	108,554
Accounting and transfer agent fees	12,964
Trustee fees	499
Custodian fees	1,691
Compliance program costs (Note 3)	285
Professional fees	15,510
Printing fees	37,921
Other	3,257

Total Liabilities	36,325,376

Net Assets	$502,518,437

Represented by:
Capital	$227,924,230
Accumulated undistributed net investment income	766,302
Accumulated net realized losses from investment securities	(3,158,722)
Net unrealized appreciation/(depreciation) in investment securities	276,986,627

Net Assets	$502,518,437

Net Assets:
Class A Shares	$308,412,030
Class C Shares	52,536,202
Class R6 Shares	12,987,576
Institutional Service Class Shares	128,582,629

Total	$502,518,437

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	3,839,658
Class C Shares	734,479
Class R6 Shares	160,104
Institutional Service Class Shares	1,584,665

Total	6,318,906

Statement of Assets and Liabilities (Continued)

April 30, 2018 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$80.32
Class C Shares (b)	$71.53
Class R6 Shares	$81.12
Institutional Service Class Shares	$81.14
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$85.22

Maximum Sales Charge:
Class A Shares	5.75%

*	Includes value of securities on loan of $45,553,071 (Note 2).
(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund
INVESTMENT INCOME:
Dividend income	$2,913,584
Income from securities lending (Note 2)	312,769
Interest income	14,387
Foreign tax withholding	(3,584)

Total Income	3,237,156

EXPENSES:
Investment advisory fees	717,190
Fund administration fees	92,479
Distribution fees Class A	377,836
Distribution fees Class C	247,529
Administrative servicing fees Class A	145,399
Administrative servicing fees Class C	17,327
Administrative servicing fees Institutional Service Class	72,195
Registration and filing fees	32,074
Professional fees	22,883
Printing fees	34,957
Trustee fees	6,833
Custodian fees	8,675
Accounting and transfer agent fees	47,265
Compliance program costs (Note 3)	982
Other	6,226

Total Expenses	1,829,850

NET INVESTMENT INCOME	1,407,306

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities (Note 11)	3,650,005
Net change in unrealized appreciation/depreciation in the value of investment securities	22,863,207

Net realized/unrealized gains	26,513,212

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$27,920,518

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$1,407,306	$2,293,296
Net realized gains	3,650,005	16,999,990
Net change in unrealized appreciation/depreciation	22,863,207	95,502,258

Change in net assets resulting from operations	27,920,518	114,795,544

Distributions to Shareholders From:
Net investment income:
Class A	(704,992)	(1,950,522)
Class C	(50,181)	(144,157)
Class R6 (a)	(34,138)	(50,550)
Institutional Service Class	(354,231)	(764,639)
Net realized gains:
Class A	(9,858,708)	–
Class C	(1,774,118)	–
Class R6 (a)	(303,525)	–
Institutional Service Class	(3,903,989)	–

Change in net assets from shareholder distributions	(16,983,882)	(2,909,868)

Change in net assets from capital transactions	25,158,819	25,211,426

Change in net assets	36,095,455	137,097,102

Net Assets:
Beginning of period	466,422,982	329,325,880

End of period	$502,518,437	$466,422,982

Accumulated undistributed net investment income at end of period	$766,302	$502,538

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$39,397,983	$54,468,713
Dividends reinvested	10,205,010	1,879,634
Cost of shares redeemed	(46,247,335)	(61,826,758)

Total Class A Shares	3,355,658	(5,478,411)

Class C Shares
Proceeds from shares issued	7,901,077	9,317,752
Dividends reinvested	1,726,713	132,175
Cost of shares redeemed	(3,658,272)	(6,244,643)

Total Class C Shares	5,969,518	3,205,284

Class R6 Shares (a)
Proceeds from shares issued	6,023,082	5,214,654
Dividends reinvested	337,202	50,271
Cost of shares redeemed	(1,434,971)	(1,839,986)

Total Class R6 Shares	4,925,313	3,424,939

Statements of Changes in Net Assets (Continued)

	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$33,954,403	$51,715,421
Dividends reinvested	3,787,337	680,604
Cost of shares redeemed	(26,833,410)	(28,336,411)

Total Institutional Service Class Shares	10,908,330	24,059,614

Change in net assets from capital transactions	$25,158,819	$25,211,426

SHARE TRANSACTIONS:
Class A Shares
Issued	490,201	783,589
Reinvested	131,678	29,405
Redeemed	(578,895)	(914,702)

Total Class A Shares	42,984	(101,708)

Class C Shares
Issued	110,080	151,717
Reinvested	24,956	2,415
Redeemed	(51,032)	(102,714)

Total Class C Shares	84,004	51,418

Class R6 Shares (a)
Issued	74,153	75,759
Reinvested	4,308	749
Redeemed	(17,758)	(26,221)

Total Class R6 Shares	60,703	50,287

Institutional Service Class Shares
Issued	416,802	751,984
Reinvested	48,410	10,328
Redeemed	(331,631)	(422,206)

Total Institutional Service Class Shares	133,581	340,106

Total change in shares	321,272	340,103

Amounts	designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (d)(g)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$78.46	0.24	4.46	4.70	(0.19)	(2.65)	(2.84)	$80.32	6.11%	$308,412,030	0.75%	0.59%		0.75%	8.82%
Year Ended October 31, 2017	$58.73	0.42	19.83	20.25	(0.52)	–	(0.52)	$78.46	34.68%	$297,898,226	0.79%	0.62%		0.79%	24.29%
Year Ended October 31, 2016	$55.34	0.55	3.22	3.77	(0.38)	–	(0.38)	$58.73	6.87%	$228,935,777	0.84%	0.99%		0.84%	28.15%
Year Ended October 31, 2015	$54.52	0.42	0.79	1.21	(0.39)	–	(0.39)	$55.34	2.23%	$260,510,175	0.79%	0.74%		0.79%	29.07%
Period Ended October 31, 2014 (h)	$52.46	0.05	2.01	2.06	–	–	–	$54.52	3.93%	$251,670,690	0.90%	0.39%		0.90%	3.56%
Year Ended July 31, 2014	$43.15	0.21	9.24	9.45	(0.14)	–	(0.14)	$52.46	21.93%	$244,041,076	0.91%	0.44%		0.93%	21.68%
Year Ended July 31, 2013	$34.34	0.14	8.72	8.86	(0.05)	–	(0.05)	$43.15	25.83%	$210,474,970	1.08%	0.37%		1.22%	33.00%

Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$70.31	(0.05)	3.99	3.94	(0.07)	(2.65)	(2.72)	$71.53	5.74%	$52,536,202	1.47%	(0.14%	)	1.47%	8.82%
Year Ended October 31, 2017	$52.82	(0.07)	17.80	17.73	(0.24)	–	(0.24)	$70.31	33.70%	$45,734,066	1.52%	(0.12%	)	1.52%	24.29%
Year Ended October 31, 2016	$49.98	0.12	2.91	3.03	(0.19)	–	(0.19)	$52.82	6.09%	$31,639,383	1.58%	0.24%		1.58%	28.15%
Year Ended October 31, 2015	$49.49	(0.02)	0.75	0.73	(0.24)	–	(0.24)	$49.98	1.48%	$32,248,108	1.53%	(0.05%	)	1.53%	29.07%
Period Ended October 31, 2014 (h)	$47.70	(0.04)	1.83	1.79	–	–	–	$49.49	3.75%	$22,603,946	1.61%	(0.34%	)	1.61%	3.56%
Year Ended July 31, 2014	$39.38	–	8.32	8.32	–	–	–	$47.70	21.13%	$19,986,986	1.57%	(0.23%	)	1.57%	21.68%
Year Ended July 31, 2013	$31.49	(0.08)	7.97	7.89	–	–	–	$39.38	25.06%	$13,930,080	1.68%	(0.23%	)	1.72%	33.00%

Class R6 Shares (j)
Six Months Ended April 30, 2018 (Unaudited)	$79.18	0.37	4.51	4.88	(0.29)	(2.65)	(2.94)	$81.12	6.29%	$12,987,576	0.40%	0.92%		0.40%	8.82%
Year Ended October 31, 2017	$59.25	0.65	20.03	20.68	(0.75)	–	(0.75)	$79.18	35.17%	$7,870,252	0.43%	0.93%		0.43%	24.29%
Year Ended October 31, 2016	$55.83	0.71	3.30	4.01	(0.59)	–	(0.59)	$59.25	7.26%	$2,909,859	0.47%	1.28%		0.47%	28.15%
Year Ended October 31, 2015	$54.98	0.50	0.92	1.42	(0.57)	–	(0.57)	$55.83	2.60%	$1,776,568	0.42%	0.87%		0.42%	29.07%
Period Ended October 31, 2014 (h)	$52.88	0.10	2.03	2.13	(0.03)	–	(0.03)	$54.98	4.03%	$273,660	0.53%	0.77%		0.53%	3.56%
Period Ended July 31, 2014 (i)	$45.87	0.01	7.39	7.40	(0.39)	–	(0.39)	$52.88	16.23%	$305,381	0.48%	0.82%		0.48%	21.68%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2018 (Unaudited)	$79.20	0.33	4.50	4.83	(0.24)	(2.65)	(2.89)	$81.14	6.23%	$128,582,629	0.52%	0.81%		0.52%	8.82%
Year Ended October 31, 2017	$59.26	0.57	20.03	20.60	(0.66)	–	(0.66)	$79.20	35.01%	$114,920,438	0.56%	0.82%		0.56%	24.29%
Year Ended October 31, 2016	$55.85	0.68	3.24	3.92	(0.51)	–	(0.51)	$59.26	7.09%	$65,840,861	0.61%	1.23%		0.61%	28.15%
Year Ended October 31, 2015	$55.00	0.52	0.83	1.35	(0.50)	–	(0.50)	$55.85	2.47%	$74,005,595	0.56%	0.91%		0.56%	29.07%
Period Ended October 31, 2014 (h)	$52.91	0.08	2.03	2.11	(0.02)	–	(0.02)	$55.00	3.99%	$41,122,108	0.69%	0.57%		0.69%	3.56%
Year Ended July 31, 2014	$43.58	0.01	9.63	9.64	(0.31)	–	(0.31)	$52.91	22.20%	$32,435,707	0.66%	0.67%		0.68%	21.68%
Year Ended July 31, 2013	$34.63	0.25	8.80	9.05	(0.10)	–	(0.10)	$43.58	26.19%	$18,106,198	0.81%	0.64%		0.97%	33.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(j)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2018, the Trust operates fifty-one (51) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Bond Index Fund (“Bond Index”)

- Nationwide International Index Fund (“International Index”)

- Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)

- Nationwide S&P 500 Index Fund (“S&P 500 Index”)

- Nationwide Small Cap Index Fund (“Small Cap Index”)

- Nationwide Ziegler NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)

The Funds, as applicable, currently offer Class A, Class C, Class R, Class R6, Service Class, and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Each of the Funds is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2018. Please refer to the Statements of Investments for additional information on portfolio holdings.

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Bond Index

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,451,462	$—	$3,451,462
Commercial Mortgage-Backed Securities	—	19,038,911	—	19,038,911
Corporate Bonds	—	219,141,944	—	219,141,944
Foreign Government Securities	—	11,905,007	—	11,905,007
Mortgage-Backed Securities	—	231,898,385	—	231,898,385
Municipal Bonds	—	6,509,720	—	6,509,720
Short-Term Investment	17,384,569	—	—	17,384,569
Supranational	—	13,995,894	—	13,995,894
U.S. Government Agency Securities	—	16,180,471	—	16,180,471
U.S. Treasury Obligations	—	295,581,425	—	295,581,425
Total	$17,384,569	$817,703,219	$—	$835,087,788

International Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$21,094,611	$—	$21,094,611
Air Freight & Logistics	—	6,678,048	—	6,678,048
Airlines	—	3,293,850	—	3,293,850
Auto Components	—	21,808,089	—	21,808,089
Automobiles	—	60,459,904	—	60,459,904
Banks	—	189,771,891	—	189,771,891
Beverages	893,564	35,142,248	—	36,035,812
Biotechnology	—	13,246,819	—	13,246,819
Building Products	—	12,057,007	—	12,057,007
Capital Markets	—	39,763,860	—	39,763,860
Chemicals	—	61,260,583	—	61,260,583
Commercial Services & Supplies	—	7,739,820	—	7,739,820
Communications Equipment	—	6,215,177	—	6,215,177
Construction & Engineering	—	15,182,606	—	15,182,606
Construction Materials	—	9,966,320	—	9,966,320
Consumer Finance	—	768,248	—	768,248
Containers & Packaging	—	1,507,303	—	1,507,303
Distributors	—	288,563	—	288,563
Diversified Consumer Services	—	251,594	—	251,594
Diversified Financial Services	—	12,358,404	—	12,358,404
Diversified Telecommunication Services	—	36,466,002	—	36,466,002
Electric Utilities	—	27,444,942	—	27,444,942
Electrical Equipment	—	23,596,918	—	23,596,918
Electronic Equipment, Instruments & Components	—	23,530,656	—	23,530,656
Energy Equipment & Services	—	1,477,193	—	1,477,193
Equity Real Estate Investment Trusts (REITs)	—	24,475,657	—	24,475,657
Food & Staples Retailing	—	24,777,285	—	24,777,285
Food Products	—	44,647,748	—	44,647,748
Gas Utilities	—	5,697,549	—	5,697,549
Health Care Equipment & Supplies	620,367	21,340,783	—	21,961,150
Health Care Providers & Services	—	9,292,398	—	9,292,398

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Technology	$—	$832,085	$—	$832,085
Hotels, Restaurants & Leisure	810,274	23,033,740	—	23,844,014
Household Durables	—	20,017,045	—	20,017,045
Household Products	—	12,555,640	—	12,555,640
Independent Power and Renewable Electricity Producers	—	1,366,114	—	1,366,114
Industrial Conglomerates	2,176,398	19,602,162	—	21,778,560
Insurance	—	88,726,712	—	88,726,712
Internet & Direct Marketing Retail	—	1,830,885	—	1,830,885
Internet Software & Services	—	2,618,883	—	2,618,883
IT Services	—	13,071,408	—	13,071,408
Leisure Products	—	3,092,959	—	3,092,959
Life Sciences Tools & Services	—	3,322,108	—	3,322,108
Machinery	—	42,263,501	—	42,263,501
Marine	—	3,358,509	—	3,358,509
Media	—	17,691,472	—	17,691,472
Metals & Mining	—	49,166,209	—	49,166,209
Multiline Retail	—	5,015,770	—	5,015,770
Multi-Utilities	—	16,138,447	—	16,138,447
Oil, Gas & Consumable Fuels	—	89,020,195	—	89,020,195
Paper & Forest Products	—	4,864,330	—	4,864,330
Personal Products	—	32,014,052	—	32,014,052
Pharmaceuticals	1,694,597	107,356,626	—	109,051,223
Professional Services	—	18,422,353	—	18,422,353
Real Estate Management & Development	819,360	30,584,901	—	31,404,261
Road & Rail	—	18,325,581	—	18,325,581
Semiconductors & Semiconductor Equipment	3,762,658	18,847,789	—	22,610,447
Software	1,386,462	23,717,215	—	25,103,677
Specialty Retail	—	12,220,959	—	12,220,959
Technology Hardware, Storage & Peripherals	—	8,567,454	—	8,567,454
Textiles, Apparel & Luxury Goods	—	34,261,757	—	34,261,757
Tobacco	—	20,781,977	—	20,781,977
Trading Companies & Distributors	700,367	22,477,154	—	23,177,521
Transportation Infrastructure	55,902	10,421,478	—	10,477,380
Water Utilities	—	1,449,311	—	1,449,311
Wireless Telecommunication Services	—	25,289,526	—	25,289,526
Total Common Stocks	$12,919,949	$1,563,928,383	$—	$1,576,848,332
Futures Contracts	$861,672	$—	$—	$861,672
Repurchase Agreement	—	65,493,374	—	65,493,374
Rights	—	16,912	—	16,912
Short-Term Investment	4,714,568	—	—	4,714,568
Total	$18,496,189	$1,629,438,669	$—	$1,647,934,858

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Mid Cap Market Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,305,225,606	$—	$—	$1,305,225,606
Repurchase Agreement	—	57,088,558	—	57,088,558
Short-Term Investment	4,109,544	—	—	4,109,544
Total Assets	$1,309,335,150	$57,088,558	$—	$1,366,423,708
Liabilities:
Futures Contracts	$(879,785)	$—	$—	$(879,785)
Total Liabilities	$(879,785)	$—	$—	$(879,785)
Total	$1,308,455,365	$57,088,558	$—	$1,365,543,923

S&P 500 Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,955,351,446	$—	$—	$2,955,351,446
Repurchase Agreement	—	7,693,237	—	7,693,237
Short-Term Investment	553,801	—	—	553,801
Total Assets	$2,955,905,247	$7,693,237	$—	$2,963,598,484
Liabilities:
Futures Contracts	$(1,636,237)	$—	$—	$(1,636,237)
Total Liabilities	$(1,636,237)	$—	$—	$(1,636,237)
Total	$2,954,269,010	$7,693,237	$—	$2,961,962,247

Small Cap Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,584,152	$—	$—	$5,584,152
Air Freight & Logistics	1,346,991	—	—	1,346,991
Airlines	1,345,471	—	—	1,345,471
Auto Components	4,091,489	—	—	4,091,489
Automobiles	233,312	—	—	233,312
Banks	42,726,898	—	—	42,726,898
Beverages	1,097,501	—	—	1,097,501
Biotechnology	26,369,232	—	—	26,369,232
Building Products	4,944,613	—	—	4,944,613
Capital Markets	5,886,968	—	—	5,886,968
Chemicals	8,426,000	—	—	8,426,000
Commercial Services & Supplies	9,022,080	—	—	9,022,080
Communications Equipment	6,633,007	—	—	6,633,007
Construction & Engineering	4,575,789	—	—	4,575,789
Construction Materials	837,892	—	—	837,892
Consumer Finance	2,765,681	—	—	2,765,681
Containers & Packaging	509,477	—	—	509,477
Distributors	266,269	—	—	266,269
Diversified Consumer Services	4,101,907	—	—	4,101,907
Diversified Financial Services	378,315	—	—	378,315

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$1,982,974	$—	$—	$1,982,974
Electric Utilities	4,179,103	—	—	4,179,103
Electrical Equipment	2,800,478	—	—	2,800,478
Electronic Equipment, Instruments & Components	10,273,715	—	—	10,273,715
Energy Equipment & Services	6,763,353	—	—	6,763,353
Equity Real Estate Investment Trusts (REITs)	24,131,995	—	—	24,131,995
Food & Staples Retailing	2,243,286	—	—	2,243,286
Food Products	3,876,134	—	—	3,876,134
Gas Utilities	4,661,328	—	—	4,661,328
Health Care Equipment & Supplies	16,883,526	—	—	16,883,526
Health Care Providers & Services	8,892,623	—	—	8,892,623
Health Care Technology	3,496,306	—	—	3,496,306
Hotels, Restaurants & Leisure	13,418,896	—	—	13,418,896
Household Durables	5,773,025	—	—	5,773,025
Household Products	989,228	—	—	989,228
Independent Power and Renewable Electricity Producers	1,222,367	—	—	1,222,367
Industrial Conglomerates	258,799	—	—	258,799
Insurance	9,795,307	—	—	9,795,307
Internet & Direct Marketing Retail	1,573,791	—	—	1,573,791
Internet Software & Services	15,943,684	—	—	15,943,684
IT Services	8,010,602	—	—	8,010,602
Leisure Products	1,401,903	—	—	1,401,903
Life Sciences Tools & Services	2,270,158	—	—	2,270,158
Machinery	14,790,134	—	—	14,790,134
Marine	495,675	—	—	495,675
Media	5,061,367	—	—	5,061,367
Metals & Mining	5,272,339	—	—	5,272,339
Mortgage Real Estate Investment Trusts (REITs)	3,374,958	—	—	3,374,958
Multiline Retail	1,321,045	—	—	1,321,045
Multi-Utilities	1,882,824	—	—	1,882,824
Oil, Gas & Consumable Fuels	10,212,666	—	—	10,212,666
Paper & Forest Products	2,544,996	—	—	2,544,996
Personal Products	787,934	—	—	787,934
Pharmaceuticals	9,689,951	—	—	9,689,951
Professional Services	5,688,811	—	—	5,688,811
Real Estate Management & Development	1,951,565	—	—	1,951,565
Road & Rail	3,416,432	—	—	3,416,432
Semiconductors & Semiconductor Equipment	11,973,852	—	—	11,973,852
Software	16,318,284	—	—	16,318,284
Specialty Retail	9,125,905	—	—	9,125,905
Technology Hardware, Storage & Peripherals	1,810,170	—	—	1,810,170
Textiles, Apparel & Luxury Goods	3,481,515	—	—	3,481,515
Thrifts & Mortgage Finance	8,389,065	—	—	8,389,065
Tobacco	607,843	—	—	607,843
Trading Companies & Distributors	5,170,795	—	—	5,170,795
Transportation Infrastructure	109,979	—	—	109,979
Water Utilities	1,565,183	—	—	1,565,183

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Wireless Telecommunication Services	$575,914	$—	$—	$575,914
Total Common Stocks	$407,604,827	$—	$—	$407,604,827
Repurchase Agreement	$—	$36,766,337	$—	$36,766,337
Rights	—	—	86,168	86,168
Short-Term Investment	2,646,640	—	—	2,646,640
Total Assets	$410,251,467	$36,766,337	$86,168	$447,103,972
Liabilities:
Futures Contracts	$(5,424)	$—	$—	$(5,424)
Total Liabilities	$(5,424)	$—	$—	$(5,424)
Total	$410,246,043	$36,766,337	$86,168	$447,098,548

NYSE Arca Tech 100 Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$495,344,324	$—	$—	$495,344,324
Exchange Traded Fund	4,538,025	—	—	4,538,025
Repurchase Agreement	—	32,787,042	—	32,787,042
Short-Term Investment	2,360,189	—	—	2,360,189
Total	$502,242,538	$32,787,042	$—	$535,029,580

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April, 2018, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended April, 2018, with the exception of International Index, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended April, 2018, International Index held one common stock investment that was categorized as Level 3 investment which was valued at $0.

During the six months ended April, 2018, Small Cap Index held one common stock and one rights investments that were categorized as Level 3 investments which were each valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Small Cap Index

	Common Stocks	Rights	Total
Balance as of 10/31/2017	$—	$86,168	$86,168
Accrued Accretion/(Amortization)	—	—	—
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation/Depreciation	—	—	—
Purchases	—	—	—
Sales	—	—	—

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

	Common Stocks	Rights	Total
Transfers Into Level 3	$—	$—	$—
Transfers Out of Level 3	—	—	—
Balance as of 4/30/2018	$—	$86,168	$86,168
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2018	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Cash Overdraft

As of April 30, 2018, International Index had an overdrawn balance of $178,083 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.

(c)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from transactions in investment securities and net change in unrealized appreciation/depreciation in value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(d)	Futures Contracts

Mid Cap Market Index, S&P 500 Index, and Small Cap Index are subject to equity price risk in the normal course of pursuing their objective(s). International Index is subject to equity price and

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

currency risk in the normal course of pursuing its objective(s). Mid Cap Market Index, S&P 500 Index, and Small Cap Index entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. International Index entered into futures contracts to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

International Index, Mid Cap Market Index, S&P 500 Index and Small Cap Index funds’ futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable/(Payable) for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2018

International Index

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$861,672
Total		$861,672

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Mid Cap Market Index

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized depreciation from futures contracts	$(879,785)
Total		$(879,785)

S&P 500 Index

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized depreciation from futures contracts	$(1,636,237)
Total		$(1,636,237)

Small Cap Index

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized depreciation from futures contracts	$(5,424)
Total		$(5,424)
(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018

International Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$51,551
Total	$51,551

Mid Cap Market Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$2,321,239
Total	$2,321,239

S&P 500 Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$5,264,046
Total	$5,264,046

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Small Cap Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$342,060
Total	$342,060

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2018

International Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$544,570
Total	$544,570

Mid Cap Market Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(1,076,925)
Total	$(1,076,925)

S&P 500 Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(2,970,317)
Total	$(2,970,317)

Small Cap Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$6,013
Total	$6,013

The following tables provide a summary of the Funds’ average volume of derivative instruments held during the six months ended April 30, 2018:

International Index

Futures Contracts:
Average Notional Balance Long	$14,908,298

Mid Cap Market Index

Futures Contracts:
Average Notional Balance Long	$23,825,963

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

S&P 500 Index

Futures Contracts:
Average Notional Balance Long	$63,147,011

Small Cap Index

Futures Contracts:
Average Notional Balance Long	$8,954,994

The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. At April 30, 2018, International Index, Mid Cap Market Index, S&P 500 Index, and Small Cap Index have entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(e)	TBA

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.

(f)	Securities Lending

During the six months ended April 30, 2018, Bond Index, International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and NYSE Arca Tech 100 Index entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds receive payments from BBH equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2018, which were comprised of cash, were as follows:

Fund	Amounts of Liabilities Presented in the Statement of Assets and Liabilities
International Index	$70,207,942
Mid Cap Market Index	61,198,102
S&P 500 Index	8,247,038
Small Cap Index	39,412,977
NYSE Arca Tech 100 Index	35,147,231

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2018, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

At April 30, 2018, Bond Index did not have any portfolio securities on loan.

(g)	Joint Repurchase Agreements

During the six months ended April 30, 2018, Bond Index, International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and NYSE Arca Tech 100 Index along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2018, the joint repo on a gross basis was as follows:

BNP Paribas Securities Corp., 1.69%, dated 4/30/2018, due 5/1/2018, repurchase price $333,515,656, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.63%, maturing 11/15/2020 - 5/15/2024; total market value $340,170,000.

At April 30, 2018, the Funds’ investment in the joint repo was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
International Index	BNP Paribas SA	$65,493,374	$—	$65,493,374	$(65,493,374)	$—
Midcap Market Index	BNP Paribas SA	57,088,558	—	57,088,558	(57,088,558)	—
S&P 500 Index	BNP Paribas SA	7,693,237	—	7,693,237	(7,693,237)	—
Small Cap Index	BNP Paribas SA	36,766,337	—	36,766,337	(36,766,337)	—
NYSE Arca Tech 100 Index	BNP Paribas SA	32,787,042	—	32,787,042	(32,787,042)	—
Amounts designated as “—” are zero.

*	At April 30, 2018, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for each Fund’s undivided interest in the joint repo and related collateral.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.

A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and paid quarterly for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100 Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(j)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(k)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. For each of the Funds, except Bond Index, income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. For Bond Index, income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the fair value of settled shares of each class outstanding. Expenses specific to a class (such as Rule 12b-1 and administrative service fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Funds, excluding NYSE Arca Tech 100 Index. NFA has selected Ziegler Capital Management, LLC as subadviser for NYSE Arca Tech 100 Index, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2018, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Bond Index	Up to $1.5 billion	0.195%
	$1.5 billion up to $3 billion	0.155%
	$3 billion and more	0.145%
International Index	Up to $1.5 billion	0.245%
	$1.5 billion up to $3 billion	0.205%
	$3 billion and more	0.195%
Mid Cap Market Index	Up to $1.5 billion	0.205%
	$1.5 billion up to $3 billion	0.185%
	$3 billion and more	0.175%
S&P 500 Index	Up to $1.5 billion	0.125%
	$1.5 billion up to $3 billion	0.105%
	$3.0 billion and more	0.095%
Small Cap Index	Up to $1.5 billion	0.19%
	$1.5 billion up to $3 billion	0.17%
	$3 billion and more	0.16%
NYSE Arca Tech 100 Index	Up to $50 million	0.50%
	$50 million up to $250 million	0.30%
	$250 million up to $500 million	0.25%
	$500 million and more	0.20%

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

The Trust and NFA have entered into a written contract waiving 0.01% and 0.02% of investment advisory fees of Mid Cap Market Index and Small Cap Index, respectively, until February 28, 2019. During the six months ended April 30, 2018, the waiver of such investment advisory fees by NFA for Mid Cap Market Index and Small Cap Index amounted to $64,251 and $53,916, respectively, for which NFA shall not be entitled to later seek recoupment.

For the six months ended April 30, 2018, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, stemming from the expense limitation agreement described below, were as follows:

Fund	Effective Advisory Fee Rate Before Contractual* Fee Waivers and Expense Reimbursements	Effective Advisory Fee Rate After Contractual* Fee Waivers	Effective Advisory Fee Rate After Contractual* Fee Waivers and Expense Reimbursements
Bond Index	0.20%	N/A	0.20%
International Index	0.24	N/A	0.24
Mid Cap Market Index	0.20	0.19%	0.19
S&P 500 Index	0.11	N/A	0.11
Small Cap Index	0.19	0.17	0.17
NYSE Arca Tech 100 Index	0.30	N/A	0.30
*	Please see above for additional information regarding contractual waivers.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the table below until April 30, 2019.

Fund	Classes	Amount (annual rate)
Bond Index	All Classes	0.29%
International Index	All Classes	0.34
Mid Cap Market Index	All Classes	0.30
S&P 500 Index	All Classes	0.21
Small Cap Index	All Classes	0.28
NYSE Arca Tech 100 Index	All Classes	0.68

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2018, the cumulative potential reimbursements for Small Cap Index, listed by the period or year in which NFA waived fees or reimbursed expenses to Small Cap Index are:

Fund	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Six Months Ended April 30, 2018 Amount	Total
Small Cap Index	$—	$3,961	$65,619	$4,977	$74,557

Amount designated as “—” is zero or has been rounded to zero.

As of April 30, 2018, excluding Small Cap Index, there were no cumulative potential reimbursements which could be reimbursed to NFA.

During the six months ended April 30, 2018, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2018, NFM earned $1,182,442 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2018, the Funds’ aggregate portion of such costs amounted to $15,868.

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the table below.

Fund	Class A Shares	Class C Shares (a)	Class R Shares (b)	Service Class Shares
Bond Index	0.25%	1.00%	0.50%	N/A
International Index	0.25	1.00	0.50	N/A
Mid Cap Market Index	0.25	1.00	0.50	N/A
S&P 500 Index	0.25	1.00	0.50	0.15%
Small Cap Index	0.25	1.00	0.50	N/A
NYSE Arca Tech 100 Index	0.25	1.00	N/A	N/A

N/A — Not Applicable.

(a)	For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.
(b)	For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and NYSE Arca Tech 100 Class A sales charges range from 0.00% to 5.75%, and Bond Index Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2018, the Funds imposed front-end sales charges of $324,465. From these fees, NFD retained a portion amounting to $45,707.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond Index and 1.00% for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and NYSE Arca Tech 100. Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2018, the Funds imposed CDSCs of $1,817. NFD retained all of the CDSCs imposed by the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class R, Institutional Service Class, and Service Class shares of each of the Funds.

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

For the six months ended April 30, 2018, the effective rates for administrative service fees were as follows:

Fund	Class A	Class C	Class R	Institutional Service	Service Class
Bond Index	0.16%	0.08%	N/A	0.13%	N/A
International Index	0.15	0.07	0.19%	0.09	N/A
Mid Cap Market Index	0.16	0.09	0.21	0.17	N/A
S&P 500 Index	0.17	0.07	0.10	0.25	0.25%
Small Cap Index	0.16	0.10	0.18	0.14	N/A
NYSE Arca Tech 100 Index	0.10	0.07	N/A	0.12	N/A

N/A — Not Applicable.

For the six months ended April 30, 2018, each Fund’s total administrative service fees were as follows:

Fund	Amount
Bond Index	$173,898
International Index	180,182
Mid Cap Market Index	317,031
S&P 500 Index	957,796
Small Cap Index	156,612
NYSE Arca Tech 100 Index	234,921

As of April 30, 2018, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Bond Index	91.36%
International Index	92.84
Mid Cap Market Index	80.44
S&P 500 Index	79.85
Small Cap Index	74.80
NYSE Arca Tech 100 Index	0.59

Cross trades for the six months ended April 30, 2018 were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

Pursuant to these procedures, for the six months ended April 30, 2018, each Fund’s total cross trades transactions were as follows:

Fund	Purchases at Cost	Sales Proceeds	Net Realized Gain/(Loss)
Mid Cap Market Index	$80,353	$—	$—
Small Cap Index	—	69,642	34,863

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

4.  Investment in Affiliated Issuers

Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended April 30, 2018 were as follows:

Security Description	Shares/ Principal at April 30, 2018	Market Value October 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value April 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Financial Services, Inc.	75,000	84,188	—	—	—	(563)	83,625	2,528	—

Amounts designated as “—” are zero or have been rounded to zero.

5.  Line of Credit and Interfund Lending

The Trust and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2018. During the period ended April 30, 2018, the Funds had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among Funds managed by the Advisor. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended April 30, 2018, none of the Funds engaged in interfund lending.

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

6.  Investment Transactions

For the six months ended April 30, 2018, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases*	Sales*
Bond Index	$1,029,116,648	$1,205,833,348
International Index	123,746,212	105,183,940
Mid Cap Market Index	169,441,540	135,466,684
S&P 500 Index	209,191,355	186,944,410
Small Cap Index	37,286,547	221,659,382
NYSE Arca Tech 100 Index	51,719,034	42,748,777
*	Includes purchases and sales of long-term U.S. Government securities, if any.

For the six months ended April 30, 2018, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:

Fund	Purchases*	Sales*
Bond Index	$76,303,053	$152,239,284

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Variable Rate Securities

Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

Bond Index, along with certain series of NVIT, may invest through an omnibus account at JPMorgan any un-invested cash on a daily basis in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class. As with investments in any money market fund, Bond Index investments of cash in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class may decline in value, causing losses to Bond Index.

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government Portfolio, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government Portfolio, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule is June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018 (although the requirement to file the initial Form N-PORT has been extended by the SEC to April 30, 2019 as opposed to the original requirement to file by July 30, 2018). Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements. The Regulation S-X amendments had a compliance date of August 1, 2017 and are reflected in the Funds’ financial statements for the six months ended April 30, 2018.

10.  Other

As of April 30, 2018, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Bond Index	39.27%	3	(a)
International Index	52.38	3	(a)
Mid Cap Market Index	45.46	3	(a)
S&P 500 Index	41.73	3	(a)
Small Cap Index	28.41	2	(a)
NYSE Arca Tech 100 Index	11.45	1
(a)	All or a portion of the accounts are the accounts of affiliated funds.

11.  Recaptured Brokerage Commissions

The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statement of Operations. During the six months ended April 30, 2018, the Funds recaptured the following amounts of brokerage commissions:

Fund	Amount
NYSE Arca Tech 100 Index	$2,396

Notes to Financial Statements (Continued)

April 30, 2018 (Unaudited)

12.  Federal Tax Information

As of April 30, 2018, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Bond Index	$848,344,508	$7,882,104	$(21,138,824)	$(13,256,720)
International Index	1,416,216,406	297,101,849	(65,383,397)	231,718,452
Mid Cap Market Index	1,046,677,270	386,510,736	(67,644,083)	318,866,653
S&P 500 Index	1,839,882,437	1,180,394,226	(58,314,416)	1,122,079,810
Small Cap Index	368,475,402	115,292,674	(36,669,528)	78,623,146
NYSE Arca Tech 100 Index	265,728,807	271,699,299	(2,398,526)	269,300,773

13.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Information

April 30, 2018 (Unaudited)

Nationwide Bond Index Fund

Nationwide International Index Fund

Nationwide Mid Cap Market Index Fund

Nationwide S&P 500 Index Fund

Nationwide Small Cap Index Fund

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2018 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the continuation of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2017) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Adviser also provided to the Trustees comparative expense information for customized peer groups created by the Adviser, for certain Funds where the Adviser did not consider that the Broadridge peer group provided an appropriate comparison.

In January 2018, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary

Supplemental Information (Continued)

April 30, 2018 (Unaudited)

consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2018 meeting was to ensure that the Trustees had the opportunity to consider and discuss matters they deemed relevant to the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the continuation of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2018 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2018 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2018 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2018 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during a telephonic meeting in advance of the March 2018 meeting and during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to the Index Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Advisers; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Supplemental Information (Continued)

April 30, 2018 (Unaudited)

The Trustees noted that the performance of each Index Fund for the three-year period ending August 31, 2017 (before expenses and exclusive of securities lending revenue), other than Nationwide Bond Index Fund, was equal to or exceeded that of its benchmark index. With respect to Nationwide Bond Index Fund, the Trustees considered the Adviser’s statements that its performance was adversely affected by the effect of cash flows into and out of the Fund, and that the difference between the Fund’s performance and the performance of the benchmark index appeared to be within an acceptable range. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each of the Funds had achieved a level of performance consistent with continuation of the Fund’s advisory agreement.

The Trustees considered a variety of different information in respect of the advisory fees and total expense ratios of the Funds. The Trustees considered the Adviser’s statements that, in a number of cases, there was a relatively small number of true peer funds, and that a number of peer funds are offered by sponsors at very low absolute expense ratios and are marketed as low-cost funds, effectively populating a market different from that in which the Funds’ shares are offered. The Trustees considered information provided by Broadridge as to the advisory fees and total expense ratios compared to their Broadridge expense groups and information provided by the Adviser regarding the levels of the Funds’ fees and expenses relative to funds the Adviser considered appropriate peer funds. The Trustees also considered the Adviser’s statement that, in a number of cases, Funds appeared less favorably in the current year relative to their peer groups than in prior years in large part due to changes in the compositions of the peer groups. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Funds’ advisory fees appeared generally to be within the range of a number of other peer funds and not sufficiently high as to be inconsistent with the continuation of the Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. In response to requests from the Trustees, the Adviser agreed to reduce the advisory fee rates of Nationwide Bond Index Fund and Nationwide Mid Cap Market Index Fund by 1 basis point effective May 1, 2018.

-    -    -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements.

Management Information

April 30, 2018

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 51 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	111

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2000. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	111

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	111

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	111

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	111

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	111

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Granage Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

Lydia M. Marshall[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1949	Trustee since June 2014	111

Management Information (Continued)

April 30, 2018

Principal Occupation(s) During the Past Five Years (or Longer) Principal of LM Marshall LLC (investment and business consulting) since 2007.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2001-present, Director of Nationwide Mutual Fire Insurance Company 2001-present, Director of Nationwide Corporation 2001-present, Director of Public Welfare Foundation (non-profit foundation) 2009-present, Trustee of Nationwide Foundation 2002-2014, and Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch

Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company.[2]

Eric E. Miller
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual Insurance Company.[2]

Management Information (Continued)

April 30, 2018

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Market Index Definitions

Bloomberg Barclays 7-Year Municipal Bond Index: An unmanaged index that measures the performance of U.S. dollar-denominated tax-exempt bonds with maturities of seven years, including state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Bloomberg Barclays U.S. Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Index with a remaining maturity of one to three years, including Treasurys, government-related issues and corporate securities.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues, which includes Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency) with maturities of one year or more; generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM (Series-L): An unmanaged index that measures the performance of rules-based, market value-weighted inflation-protected securities issued by the U.S. Treasury with a remaining maturity of at least one year; a subset of the Global Inflation-Linked Index (Series-L).

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill). © 2018 Citigroup Index LLC. All rights reserved.

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

ICE BofAML Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.

Note about BofA Merrill Lynch Indexes

Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services.

iMoneyNet Money Fund Average™ Government All: An average of government money market funds. Government money market funds may invest in U.S. Treasurys, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.

Market Index Definitions (cont.)

JPM EMBI Global Diversified Index: An unmanaged index in the Government Bond Index-Emerging Markets (GBI-EM) series that measures the local market performance of U.S. dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.

Note about JPMorgan Indexes

Information has been obtained from sources believed to be reliable but JPMorgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan’s prior written approval. Copyright 2018, JPMorgan Chase & Co. All rights reserved.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

Morningstar® (Mstar) Target Risk Indexes: A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.

●	The Morningstar® Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
●	The Morningstar® Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
●	The Morningstar® Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
●	The Morningstar® Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
●	The Morningstar® Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI EAFE® Small Cap Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of small-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

Market Index Definitions (cont.)

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index: An unmanaged, market capitalization-weighted index based on the Russell 3000® Index. The Russell 3000 Growth Index includes companies that display signs of above-average growth. The index is used to provide a gauge of the performance of growth stocks in the U.S.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the information technology sector and the internet retail sub-industry from the consumer discretionary sector of the U.S. equity market.

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Bottom-up investment approach: A method of investing that involves: 1) focusing on an individual company, 2) rather than on the industry in which a company operates, or 3) on the economy as a whole. It is the microeconomic analysis of a company or stock.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.

Glossary (cont.)

Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.

Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.

High-yield bonds (also known as junk bonds): Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are

Glossary (cont.)

supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

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Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), except Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. ©2018

SAR-IDX  (6/18)

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

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(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

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Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR § 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable

Item 6. Investments.

(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1) Name of the issuer;

(2) Exchange ticker symbol;

(3) Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4) Total number of shares or, for debt securities, principal amount divested;

(5) Date(s) that the securities were divested;

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(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Company.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101), or this Item.

Not Applicable

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

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Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of August 31, 2017, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be

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deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

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Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
Name: Michael S. Spangler
Title: Principal Executive Officer
Date: June 26, 2018

NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: June 26, 2018

*	Print the name and title of each signing officer under his or her signature.